UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08090

                              Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                             Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP American Allocation Funds

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,055.07	0.22%	$1.12
Service Class Shares	1,000.00	1,053.20	0.57%	2.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,056.33	0.22%	$1.12
Service Class Shares	1,000.00	1,054.45	0.57%	2.90
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP American Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,053.19	0.24%	$1.22
Service Class Shares	1,000.00	1,051.45	0.59%	3.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected on page 1, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table on page 1 does not reflect the expenses of the Underlying Funds.

LVIP American Allocation Funds–2

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2014

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.94%
Asset Allocation Fund	19.97%
Equity Funds	23.95%
Fixed Income Funds	32.99%
International Equity Funds	20.02%
International Fixed Income Fund	3.01%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.97%
Asset Allocation Fund	17.00%
Equity Funds	28.97%
Fixed Income Funds	23.02%
International Equity Funds	27.96%
International Fixed Income Fund	3.01%
Money Market Fund	0.01%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.06%
Asset Allocation Fund	21.98%
Equity Funds	17.96%
Fixed Income Funds	51.02%
International Equity Funds	5.08%
International Fixed Income Fund	4.01%
Money Market Fund	0.01%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.94%
Asset Allocation Fund–19.97%
²American Funds®–
Capital Income Builder	2,772,643	$169,574,820

		169,574,820

Equity Funds–23.95%
²American Funds®–
AMCAP Fund	884,293	25,538,372
American Mutual Fund	1,155,001	42,376,973
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,577,205	50,545,909
Growth Fund	433,257	34,058,343
Growth-Income Fund	985,589	50,826,813

		203,346,410

Fixed Income Funds–32.99%
²American Funds®–
Intermediate Bond Fund of America	2,496,982	33,884,040
American Funds Insurance Series®–
Bond Fund	13,735,511	152,876,235
High-Income Bond Fund	2,947,795	33,870,160
Mortgage Bond Fund	2,394,510	25,501,526
U.S. Government/AAA-Rated Securities Fund	2,745,177	33,985,295

		280,117,256

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–20.02%
American Funds Insurance Series®–
Global Growth Fund	1,839,059	$51,125,834
Global Small Capitalization Fund	1,582,682	43,381,307
International Fund	3,041,563	67,005,624
New World Fund	353,226	8,420,912

		169,933,677

International Fixed Income Fund–3.01%
American Funds Insurance Series®–
Global Bond Fund	2,055,174	25,545,810

		25,545,810

Total Investment Companies (Cost $736,170,914)		848,517,973

TOTAL VALUE OF SECURITIES–99.94% (Cost $736,170,914)	848,517,973
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	507,535

NET ASSETS APPLICABLE TO 62,885,318 SHARES OUTSTANDING–100.00%	$849,025,508

NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($31,449,633 / 2,325,124 Shares)	$13.526
NET ASSET VALUE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($817,575,875 / 60,560,194 Shares)	$13.500

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$685,760,543
Undistributed net investment income	3,246,050
Accumulated net realized gain on investments	47,671,856
Net unrealized appreciation of investments	112,347,059

Total net assets	$849,025,508

²	Class R6 shares.
Class 1 shares.
«	Of this amount, $43,129 represents cash overdraft, $38,681 represents payable for investment companies purchased and $149,977 represents payable for fund share redeemed as of June 30, 2014.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.97%
Asset Allocation Fund–17.00%
²American Funds®–
Capital Income Builder	2,359,799	$144,325,300

		144,325,300

Equity Funds–28.97%
²American Funds®–
AMCAP Fund	885,437	25,571,430
American Mutual Fund	1,619,725	59,427,700
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,776,564	67,492,855
Growth Fund	542,281	42,628,706
Growth-Income Fund	986,875	50,893,153

		246,013,844

Fixed Income Funds–23.02%
²American Funds®–
Intermediate Bond Fund of America	1,875,084	25,444,891
American Funds Insurance Series®–
Bond Fund	10,696,955	119,057,109
High-Income Bond Fund	2,213,690	25,435,304
Mortgage Bond Fund	2,397,586	25,534,286

		195,471,590

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–27.96%
American Funds Insurance Series®–
Global Growth & Income Fund	1,266,095	$16,826,400
Global Growth Fund	2,148,378	59,724,913
Global Small Capitalization Fund	1,584,709	43,436,880
International Fund	4,566,059	100,590,283
New World Fund	707,381	16,863,954

		237,442,430

International Fixed Income Fund–3.01%
American Funds Insurance Series®–
Global Bond Fund	2,057,823	25,578,742

		25,578,742

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	58,666	58,666

		58,666

Total Investment Companies (Cost $718,664,751)		848,890,572

TOTAL VALUE OF SECURITIES–99.97% (Cost $718,664,751)	848,890,572
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	212,749

NET ASSETS APPLICABLE TO 60,564,602 SHARES OUTSTANDING–100.00%	$849,103,321

NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($16,173,993 / 1,151,526 Shares)	$14.046
NET ASSET VALUE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($832,929,328 / 59,413,076 Shares)	$14.019

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$669,216,896
Undistributed net investment income	2,838,951
Accumulated net realized gain on investments	46,821,653
Net unrealized appreciation of investments	130,225,821

Total net assets	$849,103,321

²	Class R6 shares.
Class 1 shares.
«	Of this amount, $87,978 represents payable for investment companies purchased and $308,151 represents payable for fund shares redeemed as of June 30, 2014.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–5

LVIP American Income Allocation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

Number of Shares		Value (U.S. $)

INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–21.98%
²American Funds®–
Capital Income Builder	769,665	$47,072,692

		47,072,692

Equity Funds–17.96%
²American Funds®–
AMCAP Fund	148,776	4,296,641
American Mutual Fund	233,230	8,557,214
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	752,710	10,635,786
Growth Fund	54,576	4,290,195
Growth-Income Fund	207,331	10,692,037

		38,471,873

Fixed Income Funds–51.02%
²American Funds®–
Intermediate Bond Fund of America	945,316	12,827,938
American Funds Insurance Series®–
Bond Fund	5,777,210	64,300,342
High-Income Bond Fund	743,906	8,547,477
Mortgage Bond Fund	1,007,148	10,726,127
U.S. Government/AAA-Rated Securities Fund	1,039,171	12,864,932

		109,266,816

Number of Shares		Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–5.08%
American Funds Insurance Series®–
Global Growth Fund	154,801	$4,303,477
Global Small Capitalization Fund	239,665	6,569,225

		10,872,702

International Fixed Income Fund–4.01%
American Funds Insurance Series®–
Global Bond Fund	691,528	8,595,697

		8,595,697

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	24,801	24,801

		24,801

Total Investment Companies (Cost $195,347,244)		214,304,581

TOTAL VALUE OF SECURITIES–100.06% (Cost $195,347,244)	214,304,581
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(126,818)

NET ASSETS APPLICABLE TO 17,067,995 SHARES OUTSTANDING–100.00%	$214,177,763

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($7,972,394 / 634,142 Shares)	$12.572

NET ASSET VALUE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($206,205,369 / 16,433,853 Shares)	$12.548

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$182,730,094
Undistributed net investment income	916,151
Accumulated net realized gain on investments	11,574,181
Net unrealized appreciation of investments	18,957,337

Total net assets	$214,177,763

²	Class R6 shares.
Class 1 shares.
«	Of this amount, $41,676 represents payable for investment companies purchased and $58,363 represents payable for fund shares redeemed as of June 30, 2014.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

	LVIP American	LVIP American	LVIP American
	Balanced Allocation	Growth Allocation	Income Allocation
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from investment companies	$5,512,300	$5,119,798	$1,527,739

EXPENSES:
Distribution expenses-Service Class	1,364,820	1,384,425	355,485
Management fees	1,012,145	1,008,496	262,855
Accounting and administration expenses	40,718	40,548	21,727
Professional fees	16,375	16,667	11,175
Reports and statements to shareholders	12,461	11,475	5,012
Trustees’ fees and expenses	8,331	8,222	2,204
Custodian fees	7,751	6,932	3,500
Consulting fees	1,284	1,260	972
Pricing fees	76	88	45
Other	4,718	4,433	1,184

	2,468,679	2,482,546	664,159
Less management fees waived	(202,429)	(201,699)	(52,571)

Total operating expenses	2,266,250	2,280,847	611,588

NET INVESTMENT INCOME	3,246,050	2,838,951	916,151

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Distributions from investment companies	11,939,284	13,736,829	1,689,783
Sale of investments in investment companies	10,164,526	11,957,141	2,210,033

Net realized gain	22,103,810	25,693,970	3,899,816

Net change in unrealized appreciation (depreciation) of investments in investment companies	17,444,676	15,241,017	5,807,464

NET REALIZED AND UNREALIZED GAIN	39,548,486	40,934,987	9,707,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,794,536	$43,773,938	$10,623,431

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,246,050	$12,687,726	$2,838,951	$11,709,988	$916,151	$3,478,572
Net realized gain	22,103,810	34,874,285	25,693,970	29,442,142	3,899,816	8,882,750
Net change in unrealized appreciation (depreciation)	17,444,676	55,803,142	15,241,017	75,440,857	5,807,464	4,851,575

Net increase in net assets resulting from operations	42,794,536	103,365,153	43,773,938	116,592,987	10,623,431	17,212,897

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(577,523)	—	(271,137)	—	(131,818)
Service Class	—	(12,784,883)	—	(11,772,821)	—	(3,641,073)
Net realized gain:
Standard Class	—	(107,583)	—	(53,486)	—	(10,732)
Service Class	—	(2,856,653)	—	(2,821,886)	—	(340,588)

	—	(16,326,642)	—	(14,919,330)	—	(4,124,211)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,515,931	13,850,425	1,907,473	5,319,387	1,807,786	2,058,622
Service Class	46,581,153	116,620,644	49,201,152	119,988,292	13,393,186	50,001,741
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	685,106	—	324,623	—	142,550
Service Class	—	15,641,536	—	14,594,707	—	3,981,661

	49,097,084	146,797,711	51,108,625	140,227,009	15,200,972	56,184,574

Cost of shares redeemed:
Standard Class	(2,013,421)	(5,507,035)	(1,532,864)	(3,132,906)	(573,800)	(2,042,406)
Service Class	(48,794,111)	(123,555,235)	(42,409,076)	(93,418,743)	(25,606,629)	(54,247,539)

	(50,807,532)	(129,062,270)	(43,941,940)	(96,551,649)	(26,180,429)	(56,289,945)

Increase (decrease) in net assets derived from capital share transactions	(1,710,448)	17,735,441	7,166,685	43,675,360	(10,979,457)	(105,371)

NET INCREASE (DECREASE) IN NET ASSETS	41,084,088	104,773,952	50,940,623	145,349,017	(356,026)	12,983,315
NET ASSETS:
Beginning of period	807,941,420	703,167,468	798,162,698	652,813,681	214,533,789	201,550,474

End of period	$849,025,508	$807,941,420	$849,103,321	$798,162,698	$214,177,763	$214,533,789

Undistributed net investment income	$3,246,050	$—	$2,838,951	$—	$916,151	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$12.820	$11.416	$10.545	$10.659	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.074	0.246	0.270	0.336	0.691
Net realized and unrealized gain (loss)	0.632	1.463	0.947	(0.369)	(0.032)

Total from investment operations	0.706	1.709	1.217	(0.033)	0.659

Less dividends and distributions from:
Net investment income	—	(0.257)	(0.337)	(0.081)	—
Net realized gain	—	(0.048)	(0.009)	— [4]	—

Total dividends and distributions	—	(0.305)	(0.346)	(0.081)	—

Net asset value, end of period	$13.526	$12.820	$11.416	$10.545	$10.659

Total return[5]	5.51%	14.98%	11.58%	(0.30% )	6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,450	$29,314	$17,492	$10,124	$722
Ratio of expenses to average net assets[6]	0.22%	0.22%	0.20%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.28%	0.28%	0.30%	2.54%
Ratio of net investment income to average net assets	1.14%	2.01%	2.40%	3.15%	15.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.09%	1.95%	2.32%	3.08%	13.50%
Portfolio turnover	11%	49%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $6 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10
Net asset value, beginning of period	$12.818	$11.416	$10.549	$10.644	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.051	0.202	0.231	0.298	0.678
Net realized and unrealized gain (loss)	0.631	1.462	0.945	(0.366)	(0.034)

Total from investment operations	0.682	1.664	1.176	(0.068)	0.644

Less dividends and distributions from:
Net investment income	—	(0.214)	(0.300)	(0.027)	—
Net realized gain	—	(0.048)	(0.009)	— [4]	—

Total dividends and distributions	—	(0.262)	(0.309)	(0.027)	—

Net asset value, end of period	$13.500	$12.818	$11.416	$10.549	$10.644

Total return[5]	5.32%	14.59%	11.18%	(0.64% )	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$817,576	$778,627	$685,676	$459,835	$36,710
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.55%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.63%	0.63%	0.65%	2.89%
Ratio of net investment income to average net assets	0.79%	1.66%	2.05%	2.80%	15.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.74%	1.60%	1.97%	2.73%	13.15%
Portfolio turnover	11%	49%	24%	33%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $285 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10

Net asset value, beginning of period	$13.297	$11.526	$10.485	$10.763	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.070	0.247	0.253	0.335	0.671
Net realized and unrealized gain (loss)	0.679	1.820	1.120	(0.536)	0.092

Total from investment operations	0.749	2.067	1.373	(0.201)	0.763

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.327)	(0.077)	—
Net realized gain	—	(0.049)	(0.005)	— [4]	—

Total dividends and distributions	—	(0.296)	(0.332)	(0.077)	—

Net asset value, end of period	$14.046	$13.297	$11.526	$10.485	$10.763

Total return[5]	5.63%	17.94%	13.15%	(1.87% )	7.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,174	$14,903	$10,649	$8,324	$24
Ratio of expenses to average net assets[6]	0.22%	0.22%	0.21%	0.23%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.27%	0.28%	0.29%	0.30%	3.01%
Ratio of net investment income to average net assets	1.05%	1.97%	2.25%	3.14%	15.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00%	1.91%	2.17%	3.07%	12.82%
Portfolio turnover	11%	42%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $4 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10

Net asset value, beginning of period	$13.295	$11.527	$10.490	$10.749	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.047	0.202	0.214	0.297	0.675
Net realized and unrealized gain (loss)	0.677	1.818	1.118	(0.534)	0.074

Total from investment operations	0.724	2.020	1.332	(0.237)	0.749

Less dividends and distributions from:
Net investment income	—	(0.203)	(0.290)	(0.022)	—
Net realized gain	—	(0.049)	(0.005)	— [4]	—

Total dividends and distributions	—	(0.252)	(0.295)	(0.022)	—

Net asset value, end of period	$14.019	$13.295	$11.527	$10.490	$10.749

Total return[5]	5.45%	17.53%	12.74%	(2.20% )	7.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$832,929	$783,260	$642,165	$450,352	$32,215
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.56%	0.58%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.63%	0.64%	0.65%	3.36%
Ratio of net investment income to average net assets	0.70%	1.62%	1.90%	2.79%	15.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.65%	1.56%	1.82%	2.72%	12.47%
Portfolio turnover	11%	42%	18%	26%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $305 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10

Net asset value, beginning of period	$11.937	$11.208	$10.660	$10.440	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.073	0.231	0.286	0.347	0.431
Net realized and unrealized gain (loss)	0.562	0.771	0.635	(0.049)	0.009

Total from investment operations	0.635	1.002	0.921	0.298	0.440

Less dividends and distributions from:
Net investment income	—	(0.254)	(0.365)	(0.078)	—
Net realized gain	—	(0.019)	(0.008)	— [4]	—

Total dividends and distributions	—	(0.273)	(0.373)	(0.078)	—

Net asset value, end of period	$12.572	$11.937	$11.208	$10.660	$10.440

Total return[5]	5.32%	8.95%	8.66%	2.86%	4.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,973	$6,351	$5,799	$2,963	$75
Ratio of expenses to average net assets[6]	0.24%	0.25%	0.23%	0.27%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%	0.30%	0.31%	0.38%	5.16%
Ratio of net investment income to average net assets	1.21%	1.97%	2.56%	3.27%	10.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.92%	2.48%	3.16%	5.18%
Portfolio turnover	11%	61%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $5 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	8/2/10[2] to 12/31/10

Net asset value, beginning of period	$11.934	$11.207	$10.663	$10.426	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.052	0.190	0.247	0.309	0.420
Net realized and unrealized gain (loss)	0.562	0.769	0.633	(0.048)	0.006

Total from investment operations	0.614	0.959	0.880	0.261	0.426

Less dividends and distributions from:
Net investment income	—	(0.213)	(0.328)	(0.024)	—
Net realized gain	—	(0.019)	(0.008)	— [4]	—

Total dividends and distributions	—	(0.232)	(0.336)	(0.024)	—

Net asset value, end of period	$12.548	$11.934	$11.207	$10.663	$10.426

Total return[5]	5.14%	8.57%	8.27%	2.50%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,205	$208,183	$195,751	$130,850	$18,135
Ratio of expenses to average net assets[6]	0.59%	0.60%	0.58%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%	0.65%	0.66%	0.73%	5.51%
Ratio of net investment income to average net assets	0.86%	1.62%	2.21%	2.92%	9.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	1.57%	2.13%	2.81%	4.83%
Portfolio turnover	11%	61%	30%	41%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $239 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, each Fund may invest in individual securities, such as money market securities.

The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014 the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administration fees	$17,511	$17,390	$4,581
Legal fees	4,543	4,513	1,189

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2014, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Trading operations fees	$3,392	$3,379	$882

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$138,536	$138,443	$35,170
Distribution fees payable to LFD	233,462	237,576	59,266
Trading operation fees payable to Lincoln Life	538	538	137

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$99,659,056	$110,283,845	$22,867,282
Sales	88,744,015	88,885,573	29,753,400

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$740,448,242	$723,531,065	$196,666,264

Aggregate unrealized appreciation	$112,465,535	$130,225,821	$19,301,752
Aggregate unrealized depreciation	(4,395,804)	(4,866,314)	(1,663,435)

Net unrealized appreciation	$108,069,731	$125,359,507	$17,638,317

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investment Companies	$848,517,973	$848,890,572	$214,304,581

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	193,743	1,153,782	143,758	421,385	149,380	176,685
Service Class	3,569,785	9,597,091	3,639,042	9,606,739	1,098,374	4,292,236
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	53,574	—	24,485	—	11,975
Service Class	—	1,223,333	—	1,100,906	—	334,668

	3,763,528	12,027,780	3,782,800	11,153,515	1,247,754	4,815,564

Shares redeemed:
Standard Class	(155,213)	(452,997)	(113,069)	(248,979)	(47,298)	(174,071)
Service Class	(3,754,893)	(10,135,360)	(3,141,722)	(7,500,892)	(2,108,794)	(4,649,666)

	(3,910,106)	(10,588,357)	(3,254,791)	(7,749,871)	(2,156,092)	(4,823,737)

Net increase (decrease)	(146,578)	1,439,423	528,009	3,403,644	(908,338)	(8,173)

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds–18

LVIP American Century VP Mid Cap Value RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIPAmerican Century VP Mid Cap Value

RPM Fund

LVIP American Century VP Mid Cap Value RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 2, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 2, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,101.10	0.00%	$—
Service Class Shares	1,000.00	1,099.20	0.35%	1.81
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*

The Fund commenced operations on January 2, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP American Century VP Mid Cap Value RPM Fund–1

LVIP American Century VP Mid Cap Value RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	108.56%
Equity Fund	90.63%
Money Market Fund	17.93%
Total Value of Securities	108.56%
Liabilities Net of Receivables and Other Assets	(8.56%)
Total Net Assets	100.00%

LVIP American Century VP Mid Cap Value RPM Fund–2

LVIP American Century VP Mid Cap Value RPM Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–108.56%
Equity Fund–90.63%
*American Century VIP Mid Cap Value	1,429,854	$26,924,146

		26,924,146

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–17.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,324,516	$5,324,516

		5,324,516

Total Investment Companies (Cost $31,276,493)		32,248,662

TOTAL VALUE OF SECURITIES–108.56% (Cost $31,276,493)	32,248,662
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.56%)	(2,542,024)

NET ASSETS APPLICABLE TO 2,702,469 SHARES OUTSTANDING–100.00%	$29,706,638

NET ASSET VALUE–LVIP AMERICAN CENTURY VP MID CAP VALUE RPM FUND STANDARD CLASS ($110,108 / 10,000 Shares)	$11.011
NET ASSET VALUE–LVIP AMERICAN CENTURY VP MID CAP VALUE RPM FUND SERVICE CLASS ($29,596,530 / 2,692,469 Shares)	$10.992

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$28,232,613
Undistributed net investment income	400,065
Accumulated net realized gain on investments	50,441
Net unrealized appreciation of investments and derivatives	1,023,519

Total net assets	$29,706,638

*	Class I shares.

«	Includes $160,025 cash pledged as collateral for futures contracts, $3,462,785 payable for investment companies purchased and $58,620 payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
37 E-mini S&P 500 Index	$3,560,590	$3,611,940	9/22/14	$51,350

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value RPM Fund–3

LVIP American Century VP Mid Cap Value RPM Fund

Statement of Operations

January 2, 2014* to June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$416,870

EXPENSES:
Management fees	36,393
Distribution fees-Service Class	16,805
Accounting and administration expenses	16,194
Professional fees	9,378
Reports and statements to shareholders	616
Custodian fees	464
Pricing fees	44
Trustees’ fees and expenses	26
Other	6

79,926
Less management fees waived	(36,393)
Less expenses reimbursed	(26,728)

Total operating expenses	16,805

NET INVESTMENT INCOME	400,065

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of investments in investment companies	(1,129)
Futures contracts	51,570

Net realized gain	50,441

Net unrealized appreciation of:
Investments in investment companies	972,169
Futures contracts	51,350

Net unrealized appreciation	1,023,519

NET REALIZED AND UNREALIZED GAIN	1,073,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,474,025

*Date of commencement of operations

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value RPM Fund

Statement of Changes in Net Assets

1/2/14* to 6/30/14 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$400,065
Net realized gain	50,441
Net unrealized appreciation	1,023,519

Net increase in net assets resulting from operations	1,474,025

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	30,507,154

30,607,154

Cost of shares redeemed:
Service Class	(2,374,541)

(2,374,541)

Increase in net assets derived from capital share transactions	28,232,613

NET INCREASE IN NET ASSETS	29,706,638
NET ASSETS:
Beginning of period	—

End of period	$29,706,638

Undistributed net investment income	$400,065

*Date of commencement of operations

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value RPM Fund–4

LVIP American Century VP Mid Cap Value RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP American Century VP Mid Cap Value RPM Fund

	Standard Class 1/2/14[1] to 6/30/14 (unaudited)	Service Class 1/2/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$ 10.000	$10.000

Income from investment operations:
Net investment income[2]	0.430	0.422
Net realized and unrealized gain	0.581	0.570

Total from investment operations	1.011	0.992

Net asset value, end of period	$ 11.011	$10.992

Total return[3]	10.11%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 110	$29,597
Ratio of expenses to average net assets[4]	0.00%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.28%	1.63%
Ratio of net investment income to average net assets	8.46%	8.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	7.18%	6.83%
Portfolio turnover	10%	10%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century VP Mid Cap Value RPM Fund–5

LVIP American Century VP Mid Cap Value RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP American Century VP Mid Cap Value RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies (mutual funds), primarily the American Century VP Mid Cap Value Fund (collectively, Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The American Century VP Mid Cap Value Fund, which is advised by an unaffiliated advisor, invests at least 80% of its assets in medium size companies. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period January 2, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period January 2, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying

LVIP American Century VP Mid Cap Value RPM Fund–6

LVIP American Century VP Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.75% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period January 2, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $125 and $32, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $356 for the period January 2, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,830
Distribution fees payable to LFD	6,765
Trading operation fees payable to Lincoln Life	134

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period January 2, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$27,169,885
Sales	1,216,779

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$31,279,698

Aggregate unrealized appreciation	$968,964
Aggregate unrealized depreciation	—

Net unrealized appreciation	$968,964

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP American Century VP Mid Cap Value RPM Fund–7

LVIP American Century VP Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$32,248,662

Futures Contracts	$51,350

There were no Level 3 investments at the end of the period.

During the period January 2, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

1/2/14* to 6/30/14
Shares sold:
Standard Class	10,000
Service Class	2,918,169

2,928,169

Shares redeemed:
Service Class	(225,700)

(225,700)

Net increase	2,702,469

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these

LVIP American Century VP Mid Cap Value RPM Fund–8

LVIP American Century VP Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$51,350	Liabilities net of receivables and other assets	$—

The effect of derivative instruments on the Statement of Operations for the period January 2, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation of futures contracts	$51,570	$51,350

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period January 2, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period January 2, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,277,514	$31,327

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Century VP Mid Cap Value RPM Fund–9

LVIP American Century VP Mid Cap Value RPM Fund

Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP American Century VP Mid Cap Value RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the American Century VP Mid Cap Value Fund. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

LVIP American Century VP Mid Cap Value RPM Fund–10

LVIP American Century VP Mid Cap Value RPM Fund

Other Fund Information (continued)

Advisory Agreement (continued)

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the full investment advisory fee of 0.75% for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.00% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century VP Mid Cap Value RPM Fund–11

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP American Funds

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect for the LVIP American Global Small Capitalization Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Service Class II Shares	$1,000.00	$1,023.20	0.64%	$3.21
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.62	0.64%	$3.21

LVIP American Global Small Capitalization Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Service Class II Shares	$1,000.00	$1,068.20	0.65%	$3.33
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Service Class II Shares	$1,000.00	$1,053.40	0.62%	$3.16
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.72	0.62%	$3.11

LVIP American Funds–1

LVIP American Funds

Disclosure

        OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Service Class II Shares	$1,000.00	$1,067.60	0.59%	$3.02
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.87	0.59%	$2.96

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Service Class II Shares	$1,000.00	$1,036.10	0.61%	$3.08
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.77	0.61%	$3.06

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Growth Fund Class 1	3,196,574	$ 88,864,752

Total Investment Company (Cost $73,709,619)		88,864,752

TOTAL VALUE OF SECURITIES–100.07% (Cost $73,709,619)		88,864,752
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(63,380)

NET ASSETS APPLICABLE TO 4,971,701 SHARES OUTSTANDING–100.00%		$88,801,372

NET ASSET VALUE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($88,801,372 / 4,971,701 Shares)		$17.861

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)		$65,554,010
Undistributed net investment income		84,282
Accumulated net realized loss on investments		8,007,947
Net unrealized appreciation of investments		15,155,133

Total net assets		$88,801,372

«	Of this amount, $72,150 represents payable for investment company purchased and $20,463 payable for fund shares redeemed as of June 30, 2014.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	2,652,985	$ 72,718,317

Total Investment Company (Cost $52,327,501)		72,718,317

TOTAL VALUE OF SECURITIES–100.08% (Cost $52,327,501)		72,718,317
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)		(59,090)

NET ASSETS APPLICABLE TO 4,441,816 SHARES OUTSTANDING–100.00%		$72,659,227

NET ASSET VALUE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($72,659,227 / 4,441,816 Shares)		$16.358

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)		$52,738,518
Undistributed net investment income		(220,996)
Accumulated net realized loss on investments		(249,111)
Net unrealized appreciation of investments		20,390,816

Total net assets		$72,659,227

« Of this amount, $29,058 represents payable for fund shares redeemed as of June 30, 2014.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	3,856,992	$ 303,198,174

Total Investment Company (Cost $220,795,914)		303,198,174

TOTAL VALUE OF SECURITIES–100.06% (Cost $220,795,914)		303,198,174
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(189,348)

NET ASSETS APPLICABLE TO 15,877,883 SHARES OUTSTANDING–100.00%		$303,008,826

NET ASSET VALUE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($303,008,826 / 15,877,883 Shares)		$19.084

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)		$206,605,105
Undistributed net investment income		551,204
Accumulated net realized loss on investments		13,450,256
Net unrealized appreciation of investments		82,402,261

Total net assets		$303,008,826

«	Of this amount, $43,299 represents payable for investment company purchased and $146,139 payable for fund shares redeemed as of June 30, 2014.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth-Income Fund Class 1	4,847,384	$ 249,979,604

Total Investment Company (Cost $175,533,834)		249,979,604

TOTAL VALUE OF SECURITIES–100.06% (Cost $175,533,834)		249,979,604
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(139,221)

NET ASSETS APPLICABLE TO 12,807,290 SHARES OUTSTANDING–100.00%		$249,840,383

NET ASSET VALUE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($249,840,383 / 12,807,290 Shares)		$19.508

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)		$163,865,540
Undistributed net investment income		21,617
Accumulated net realized loss on investments		11,507,456
Net unrealized appreciation of investments		74,445,770

Total net assets		$249,840,383

«	Of this amount, $152,171 represents payable for investment company purchased and $124,945 payable for fund shares redeemed as of June 30, 2014.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
International Fund Class 1	6,820,195	$ 150,248,904

Total Investment Company (Cost $114,937,261)		150,248,904

TOTAL VALUE OF SECURITIES–100.06% (Cost $114,937,261)		150,248,904
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(94,312)

NET ASSETS APPLICABLE TO 9,949,435 SHARES OUTSTANDING–100.00%		$150,154,592

NET ASSET VALUE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($150,154,592 / 9,949,435 Shares)		$15.092

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)		$116,260,154
Distributions in excess of net investment income		(288,138)
Accumulated net realized loss on investments		(1,129,067)
Net unrealized appreciation of investments		35,311,643

Total net assets		$150,154,592

«	Of this amount, $51,135 represents payable for investment company purchased and $20,352 payable for fund shares redeemed as of June 30, 2014.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

		LVIP American
	LVIP American	Global Small		LVIP American	LVIP American
	Global Growth	Capitalization	LVIP American	Growth-Income	International
	Fund	Fund	Growth Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from investment companies	$340,208	$—	$1,415,556	$711,888	$150,201

EXPENSES:
Distribution fees-Service Class II	219,530	186,997	770,685	639,535	393,709
Accounting and administration expenses	17,148	16,871	22,675	21,348	18,929
Reports and statements to shareholders	8,743	14,916	54,514	14,344	13,267
Professional fees	7,918	7,833	9,576	9,173	8,428
Consulting fees	886	884	990	962	921
Trustees’ fees and expenses	789	702	2,852	2,358	1,459
Custodian fees	564	524	1,746	1,473	924
Pricing fees	7	6	22	36	29
Other	341	316	1,292	1,042	673

	255,926	229,049	864,352	690,271	438,339
Less expenses reimbursed	—	(8,053)	—	—	—

Total operating expenses	255,926	220,996	864,352	690,271	438,339

NET INVESTMENT INCOME (LOSS)	84,282	(220,996)	551,204	21,617	(288,138)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	8,396,565	302,394	14,202,870	11,674,958	—
Sale of investments in investment companies	(43,386)	140,642	(29,025)	(29,483)	47,943

Net realized gain	8,353,179	443,036	14,173,845	11,645,475	47,943

Net change in unrealized appreciation (depreciation) of investment companies	(6,286,024)	4,426,733	569,519	4,013,594	5,574,174

NET REALIZED AND UNREALIZED GAIN	2,067,155	4,869,769	14,743,364	15,659,069	5,622,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,151,437	$4,648,773	$15,294,568	$15,680,686	$5,333,979

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$84,282	$595,980	$(220,996)	$137,524	$551,204	$1,454,695
Net realized gain	8,353,179	17,515	443,036	68,540	14,173,845	161,291
Net change in unrealized appreciation (depreciation)	(6,286,024)	15,935,268	4,426,733	14,509,623	569,519	61,857,985

Net increase in net assets resulting from operations	2,151,437	16,548,763	4,648,773	14,715,687	15,294,568	63,473,971

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(606,887)	—	(147,228)	—	(1,488,168)

	—	(606,887)	—	(147,228)	—	(1,488,168)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	13,191,981	19,009,455	6,066,238	12,290,389	22,234,962	41,264,023
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	606,887	—	147,228	—	1,488,168
Cost of shares redeemed:
Service Class II	(4,117,229)	(12,182,377)	(6,771,263)	(11,787,690)	(13,445,223)	(37,030,812)

Increase (decrease) in net assets derived from capital share transactions	9,074,752	7,433,965	(705,025)	649,927	8,789,739	5,721,379

NET INCREASE IN NET ASSETS	11,226,189	23,375,841	3,943,748	15,218,386	24,084,307	67,707,182
NET ASSETS:
Beginning of period.	77,575,183	54,199,342	68,715,479	53,497,093	278,924,519	211,217,337

End of period	$88,801,372	$77,575,183	$72,659,227	$68,715,479	$303,008,826	$278,924,519

Undistributed net investment income	$84,282	$—	$(220,996)	$—	$551,204	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (Unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,617	$2,080,468	$(288,138)	$1,295,332
Net realized gain	11,645,475	97,658	47,943	140,508
Net change in unrealized appreciation (depreciation)	4,013,594	54,298,355	5,574,174	23,690,341

Net increase in net assets resulting from operations	15,680,686	56,476,481	5,333,979	25,126,181

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(2,107,903)	—	(1,313,600)

	—	(2,107,903)	—	(1,313,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	18,643,972	38,122,817	10,698,383	21,327,881
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class II	—	2,107,903	—	1,313,600
Cost of shares redeemed:
Service Class II	(14,694,236)	(33,645,287)	(8,607,405)	(20,594,844)

Increase in net assets derived from capital share transactions	3,949,736	6,585,433	2,090,978	2,046,637

NET INCREASE IN NET ASSETS	19,630,422	60,954,011	7,424,957	25,859,218
NET ASSETS:
Beginning of period	230,209,961	169,255,950	142,729,635	116,870,417

End of period	$249,840,383	$230,209,961	$150,154,592	$142,729,635

Undistributed (distributions in excess of) net investment income	$21,617	$—	$(288,138)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$17.456	$13.672	$11.301	$12.463	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.018	0.142	0.079	0.230	0.540
Net realized and unrealized gain (loss)	0.387	3.780	2.415	(1.384)	1.923

Total from investment operations	0.405	3.922	2.494	(1.154)	2.463

Less dividends and distributions from:
Net investment income	—	(0.138)	(0.118)	(0.008)	—
Net realized gain	—	—	—	— [4]	—
Return of capital	—	—	(0.005)	—	—

Total dividends and distributions	—	(0.138)	(0.123)	(0.008)	—

Net asset value, end of period	$17.861	$17.456	$13.672	$11.301	$12.463

Total return[5]	2.32%	28.69%	22.11%	(9.26% )	24.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,801	$77,575	$54,199	$34,433	$2,923
Ratio of expenses to average net assets[6]	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.64%	0.68%	0.78%	0.95%	18.78%
Ratio of net investment income to average net assets	0.21%	0.93%	0.62%	1.93%	8.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.21%	0.90%	0.49%	1.63%	(9.25%	)
Portfolio turnover	2%	9%	9%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $157 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	Year Ended 12/31/12	12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$15.314		$12.010	$10.298	$12.852	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.050)		0.031	0.112	0.129	0.305
Net realized and unrealized gain (loss)	1.094		3.306	1.712	(2.631)	2.547

Total from investment operations	1.044		3.337	1.824	(2.502)	2.852

Less dividends and distributions from:
Net investment income	—		(0.033)	(0.112)	(0.052)	—
Net realized gain	—		—	—	— [4]	—

Total dividends and distributions	—		(0.033)	(0.112)	(0.052)	—

Net asset value, end of period	$16.358		$15.314	$12.010	$10.298	$12.852

Total return[5]	6.82%		27.79%	17.76%	(19.48% )	28.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,659		$68,715	$53,497	$35,659	$3,680
Ratio of expenses to average net assets[6]	0.65%		0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%		0.69%	0.78%	0.93%	17.47%
Ratio of net investment income (loss) to average net assets	(0.65%	)	0.23%	0.98%	1.12%	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.67%	)	0.19%	0.85%	0.84%	(11.95%	)
Portfolio turnover	6%		12%	9%	4%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $200 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$18.116	$14.048	$11.986	$12.580	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.036	0.095	0.065	0.081	0.454
Net realized and unrealized gain (loss)	0.932	4.070	2.026	(0.669)	2.126

Total from investment operations	0.968	4.165	2.091	(0.588)	2.580

Less dividends and distributions from:
Net investment income	—	(0.097)	(0.029)	(0.006)	—
Net realized gain	—	—	—	— [4]	—

Total dividends and distributions	—	(0.097)	(0.029)	(0.006)	—

Net asset value, end of period	$19.084	$18.116	$14.048	$11.986	$12.580

Total return[5]	5.34%	29.65%	17.45%	(4.68% )	25.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$303,009	$278,925	$211,217	$137,182	$13,026
Ratio of expenses to average net assets[6]	0.62%	0.61%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%	0.61%	0.64%	0.68%	6.41%
Ratio of net investment income to average net assets	0.39%	0.60%	0.48%	0.65%	7.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.60%	0.48%	0.62%	1.50%
Portfolio turnover	2%	9%	11%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $114 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$18.273	$13.864	$11.976	$12.261	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.002	0.169	0.187	0.288	0.882
Net realized and unrealized gain (loss)	1.233	4.408	1.852	(0.562)	1.379

Total from investment operations	1.235	4.577	2.039	(0.274)	2.261

Less dividends and distributions from:
Net investment income	—	(0.168)	(0.151)	(0.011)	—
Net realized gain	—	—	—	— [4]	—

Total dividends and distributions	—	(0.168)	(0.151)	(0.011)	—

Net asset value, end of period	$19.508	$18.273	$13.864	$11.976	$12.261

Total return[5]	6.76%	33.02%	17.04%	(2.23% )	22.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,840	$230,210	$169,256	$104,065	$9,201
Ratio of expenses to average net assets[6]	0.59%	0.61%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%	0.61%	0.64%	0.71%	8.84%
Ratio of net investment income to average net assets	0.02%	1.05%	1.41%	2.39%	14.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.02%	1.05%	1.41%	2.33%	6.32%
Portfolio turnover	3%	9%	6%	1%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $72 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	Year Ended 12/31/12	12/31/11	7/1/10[2] to 12/31/10
Net asset value, beginning of period	$14.566		$12.135	$10.577	$12.355	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.133	0.143	0.348	0.736
Net realized and unrealized gain (loss)	0.555		2.433	1.690	(2.118)	1.619

Total from investment operations	0.526		2.566	1.833	(1.770)	2.355

Less dividends and distributions from:
Net investment income	—		(0.135)	(0.264)	(0.008)	—
Net realized gain	—		—	—	— [4]	—
Return of capital	—		—	(0.011)	—	—

Total dividends and distributions	—		(0.135)	(0.275)	(0.008)	—

Net asset value, end of period	$15.092		$14.566	$12.135	$10.577	$12.355

Total return[5]	3.61%		21.15%	17.45%	(14.32% )	23.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,155		$142,730	$116,870	$74,703	$6,278
Ratio of expenses to average net assets[6]	0.61%		0.63%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.61%		0.63%	0.67%	0.77%	11.91%
Ratio of net investment income (loss) to average net assets	(0.40%	)	1.01%	1.25%	3.05%	12.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%	)	1.01%	1.23%	2.93%	0.75%
Portfolio turnover	4%		10%	8%	4%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $124 were made by the Fund’s Service Class II, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Service Class II shares. The Service Class II shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010-December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the statement of operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Growth Fund and LVIP American Global Small Capitalization Fund to the extent that each Fund’s Other Expenses exceed 0.10% of the average daily net assets. This agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC. Prior to May 1, 2014, LIAC had contractually agreed to reimburse the LVIP American International Fund to the extent that the Fund’s Other Expenses exceeded 0.10% of the average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administration fees	$1,686	$1,467	$6,020	$4,981	$3,082
Legal fees	437	382	1,563	1,293	799

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class II shares, an annual fee (Plan Fee) not to exceed 0.75% of the average daily net assets of the Service Class II shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.55% of the average daily net assets of the Service Class II shares. The limitation can be adjusted only with the consent of the Board.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$—	$917	$—	$—	$—
Distribution fees payable to LFD	39,441	31,947	134,763	111,976	68,008

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$19,120,340	$3,903,547	$30,091,141	$23,507,774	$7,238,722
Sales	1,538,674	4,500,302	6,486,980	7,829,513	5,409,445

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$74,134,389	$53,094,916	$221,719,210	$175,876,896	$116,291,873

Aggregate unrealized appreciation	$14,730,363	$19,623,401	$81,478,965	$74,102,708	$33,957,031
Aggregate unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$14,730,363	$19,623,401	$81,478,965	$74,102,708	$33,957,031

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investment Companies	$88,864,752	$72,718,317	$303,198,174	$249,979,604	$150,248,904

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Service Class II	767,266	1,241,700	387,764	880,935	1,219,358	2,584,259
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	34,917	—	9,666	—	82,538
Shares redeemed:
Service Class II	(239,702)	(796,838)	(433,088)	(858,023)	(737,972)	(2,305,822)

Net increase (decrease)	527,564	479,779	(45,324)	32,578	481,386	360,975

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Service Class II	1,003,766	2,358,922	738,742	1,622,877
Shares issued upon reinvestment of dividends and distributions:
Service Class II	—	115,781	—	90,518
Shares redeemed:
Service Class II	(794,579)	(2,084,690)	(587,981)	(1,545,649)

Net increase	209,187	390,013	150,761	167,746

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds–19

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP American Preservation Fund

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,021.40	0.19%	$0.95
Service Class Shares	1,000.00	1,019.60	0.54%	2.70
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	2.00%
Money Market Fund	2.00%
Unaffiliated Investment Companies	98.49%
Fixed Income Funds	95.27%
International Fixed Income Fund	3.02%
Money Market Fund	0.20%
Total Value of Securities	100.49%
Liabilities Net of Receivables and Other Assets	(0.49%)
Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	448,234	$4,482,344

Total Affiliated Investment Company (Cost $4,482,344)		4,482,344

UNAFFILIATED INVESTMENT COMPANIES–98.49%
Fixed Income Funds–95.27%
²American Funds®–
Bond Fund of America	530,097	6,774,634
Intermediate Bond Fund of America	4,146,469	56,267,588
Short-Term Bond Fund of America	8,736,132	87,536,043
American Funds Insurance Series®–
Bond Fund	1,216,316	13,537,596
High-Income Bond Fund	978,875	11,247,273
Mortgage Bond Fund	1,060,203	11,291,162
U.S. Government/AAA-Rated Securities Fund	2,187,841	27,085,470

		213,739,766

Number of Shares		Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.02%
American Funds Insurance Series®–
Global Bond Fund	545,975	$6,786,474

		6,786,474

Money Market Fund–0.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	445,353	445,352

		445,352

Total Unaffiliated Investment Companies (Cost $219,161,634)		220,971,592

TOTAL VALUE OF SECURITIES–100.49% (Cost $223,643,978)	225,453,936
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.49%)	(1,107,351)

NET ASSETS APPLICABLE TO 22,477,885 SHARES OUTSTANDING–100.00%	$224,346,585

NET ASSET VALUE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($169,479 / 16,953 Shares)	$9.997
NET ASSET VALUE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($224,177,106 / 22,460,932 Shares)	$9.981

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$222,951,579
Undistributed net investment income	480,349
Accumulated net realized loss on investments	(895,301)
Net unrealized appreciation of investments	1,809,958

Total net assets	$224,346,585

²	Class R6 shares.
*	Standard Class shares.
Class 1 shares.
«	Of this amount, $575,477 represents payable for investment companies purchased and $1,059,501 represents payable for fund shares redeemed as of June 30, 2014.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$935,102
Dividends from affiliated investment companies	555

935,657

EXPENSES:
Distribution fees-Service Class	333,346
Management fees	238,357
Accounting and administration expenses	20,814
Professional fees	10,931
Reports and statements to shareholders	3,445
Custodian fees	2,293
Trustees’ fees and expenses	1,736
Consulting fees	903
Pricing fees	40
Other	466

612,331
Less management fees waived	(95,343)

Total operating expenses	516,988

NET INVESTMENT INCOME	418,669

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	60,649
Sale of investments in unaffiliated investment companies	(343,924)

Net realized loss	(283,275)
Net change in unrealized appreciation (depreciation) of investments in unaffiliated investment companies	3,507,386

NET REALIZED AND UNREALIZED GAIN	3,224,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,642,780

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$418,669	$1,096,109
Net realized loss	(283,275)	(471,190)
Net change in unrealized appreciation (depreciation)	3,507,386	(1,490,431)

Net increase (decrease) in net assets resulting from operations	3,642,780	(865,512)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,539)
Service Class	—	(1,352,252)

	—	(1,354,791)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,460	240,110
Service Class	88,275,590	181,039,914
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,539
Service Class	—	1,352,252

	88,298,050	182,634,815

Cost of shares redeemed:
Standard Class	(81,751)	(25,003)
Service Class	(30,582,592)	(49,537,989)

	(30,664,343)	(49,562,992)

Increase in net assets derived from capital share transactions	57,633,707	133,071,823

NET INCREASE IN NET ASSETS	61,276,487	130,851,520
NET ASSETS:
Beginning of period	163,070,098	32,218,578

End of period	$224,346,585	$163,070,098

Undistributed net investment income	$480,349	$61,680

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund
	Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	8/29/12[2] to 12/31/12
Net asset value, beginning of period	$9.788	$10.020	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.039	0.153	0.239
Net realized and unrealized gain (loss)	0.170	(0.264)	(0.187)

Total from investment operations	0.209	(0.111)	0.052

Less dividends and distributions from:
Net investment income	—	(0.121)	(0.032)

Total dividends and distributions	—	(0.121)	(0.032)

Net asset value, end of period	$9.997	$9.788	$10.020

Total return[4]	2.14%	(1.09% )	0.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170	$224	$10
Ratio of expenses to average net assets[5]	0.19%	0.23%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.35%	1.39%
Ratio of net investment income to average net assets	0.79%	1.54%	6.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	1.42%	5.84%
Portfolio turnover	8%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund
	Service Class
	Six Months
	Ended	Year	8/29/12[2]
	6/30/14[1]	Ended	to
	(unaudited)	12/31/13	12/31/12
Net asset value, beginning of period	$9.789	$10.018	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.022	0.118	0.227
Net realized and unrealized gain (loss)	0.170	(0.262)	(0.188)

Total from investment operations	0.192	(0.144)	0.039

Less dividends and distributions from:
Net investment income	—	(0.085)	(0.021)

Total dividends and distributions	—	(0.085)	(0.021)

Net asset value, end of period	$9.981	$9.789	$10.018

Total return[4]	1.96%	(1.43% )	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,177	$162,846	$32,209
Ratio of expenses to average net assets[5]	0.54%	0.58%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.64%	0.70%	1.74%
Ratio of net investment income to average net assets	0.44%	1.19%	6.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34%	1.07%	5.49%
Portfolio turnover	8%	55%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP American Preservation Fund ( Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2012 - December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

a portion of its advisory fee. The waiver amount is 0.10% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Prior to May 1, 2014, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.25% of the average daily net assets for the Standard Class and 0.60% for the Service Class.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $4,042 and $1,021, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $698 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$27,234
Distribution fees payable to LFD	63,498
Trading operation fees payable to Lincoln Life	142

The Fund operates as a “fund of funds” structure in reliance on an SEC exemptive order (Release No. 29196). One of the conditions of the order requires that LIAC waive fees otherwise payable to it by a fund of fund in an amount at least equal to any compensation received by LIAC and its affiliates from an unaffiliated Underlying Fund, other than advisory fees (if any) paid to LIAC and its affiliates for managing an unaffiliated Underlying Fund. For the six months ended June 30, 2014, LIAC waived $698.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$73,923,806
Sales	16,078,803

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$224,433,723

Aggregate unrealized appreciation	$1,809,958
Aggregate unrealized depreciation	(789,745)

Net unrealized depreciation	$1,020,213

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$140,695	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$225,453,936

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/14	12/31/13
Shares sold:
Standard Class	2,265	24,185
Service Class	8,914,631	18,277,211
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	259
Service Class	—	138,189

	8,916,896	18,439,844

Shares redeemed:
Standard Class	(8,247)	(2,512)
Service Class	(3,089,534)	(4,994,695)

	(3,097,781)	(4,997,207)

Net increase	5,819,115	13,442,637

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund–10

LVIP AQR Enhanced Global Strategies Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIPAQR Enhanced Global Strategies Fund

LVIP AQR Enhanced Global Strategies Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,031.00	0.70%	$1.19
Service Class Shares	1,000.00	1,030.50	0.95%	1.61
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.32	0.70%	$3.51
Service Class Shares	1,000.00	1,020.08	0.95%	4.76

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Security Type/SectorAllocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	77.62%
U.S. Markets	41.48%
Aerospace & Defense	1.44%
Auto Components	0.30%
Automobiles	0.07%
Banks	1.90%
Beverages	1.24%
Biotechnology	1.18%
Capital Markets	0.12%
Chemicals	0.92%
Communications Equipment	0.66%
Consumer Finance	0.35%
Containers & Packaging	0.10%
Diversified Financial Services	0.37%
Diversified Telecommunication Services	0.85%
Electric Utilities	0.81%
Electrical Equipment	0.13%
Electronic Equipment, Instruments & Components	0.30%
Energy Equipment & Services	1.47%
Food & Staples Retailing	0.37%
Food Products	1.26%
Health Care Equipment & Supplies	1.14%
Health Care Providers & Services	2.40%
Hotels, Restaurants & Leisure	0.20%
Household Products	0.53%
Independent Power and Renewable Electricity Producers	0.08%
Industrial Conglomerates	1.17%
Insurance	0.61%
Internet Software & Services	2.47%
IT Services	1.14%
Life Sciences Tools & Services	0.06%
Machinery	0.77%
Media	0.84%
Multiline Retail	0.33%
Multi-Utilities	1.12%
Oil, Gas & Consumable Fuels	4.01%
Pharmaceuticals	3.05%
Professional Services	0.21%
Real Estate Investment Trusts	0.88%
Semiconductors & Semiconductor Equipment	1.57%
Software	1.12%
Specialty Retail	1.24%
Technology Hardware, Storage & Peripherals	2.63%
Wireless Telecommunication Services	0.07%
Developed Markets	36.14%
Aerospace & Defense	0.43%
Air Freight & Logistics	0.33%
Airlines	0.55%

Security Type/Sector	Percentage of Net Assets
Auto Components	0.77%
Automobiles	1.04%
Banks	4.10%
Beverages	0.01%
Building Products	0.14%
Capital Markets	0.75%
Chemicals	1.66%
Commercial Services & Supplies	0.27%
Communications Equipment	0.21%
Construction & Engineering	0.41%
Construction Materials	0.24%
Containers & Packaging	0.10%
Diversified Financial Services	0.34%
Diversified Telecommunication Services	1.72%
Electric Utilities	0.97%
Electrical Equipment	0.79%
Electronic Equipment, Instruments & Components	0.74%
Food & Staples Retailing	0.22%
Food Products	1.36%
Gas Utilities	0.26%
Health Care Providers & Services	0.33%
Hotels, Restaurants & Leisure	0.31%
Household Durables	0.28%
Industrial Conglomerates	0.14%
Insurance	2.11%
Internet Software & Services	0.39%
IT Services	0.29%
Leisure Products	0.13%
Machinery	0.77%
Marine	0.29%
Media	1.11%
Metals & Mining	1.28%
Multiline Retail	0.31%
Multi-Utilities	0.57%
Oil, Gas & Consumable Fuels	2.58%
Paper & Forest Products	0.07%
Pharmaceuticals	3.91%
Professional Services	0.14%
Real Estate Investment Trusts	0.48%
Real Estate Management & Development	0.40%
Road & Rail	0.41%
Semiconductors & Semiconductor Equipment	0.21%
Specialty Retail	0.54%
Technology Hardware, Storage & Peripherals	0.38%
Textiles, Apparel & Luxury Goods	0.24%
Trading Companies & Distributors	0.55%
Transportation Infrastructure	0.08%
Wireless Telecommunication Services	0.43%
Preferred Stock	0.34%

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Investment Companies	9.96%
Money Market Fund	11.94%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	1.90%
Roche Holding	0.94%
Pfizer	0.89%
Facebook	0.78%
Bristol-Myers Squibb	0.71%
Halliburton	0.69%
EOG Resources	0.68%
LyondellBasell Industries	0.66%
Humana	0.62%
Wells Fargo	0.61%
Total	8.48%

Geography	Percentage of Net Assets
Australia	2.51%
Belgium	0.20%
Bermuda	0.75%
Canada	3.21%
Denmark	1.78%
Finland	0.46%
France	3.12%
Germany	2.16%
Hong Kong	0.79%
Ireland	0.19%
Italy	0.94%
Japan	6.41%
Netherlands	2.00%
Singapore	0.50%
Spain	1.61%
Sweden	0.59%
Switzerland	3.74%
United Kingdom	6.22%
United States	50.74%
Total	87.92%

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–77.62%
U.S. MARKETS–41.48%
Aerospace & Defense–1.44%
Boeing	300	$38,169
Honeywell International	100	9,295
Lockheed Martin	100	16,073
Northrop Grumman	400	47,852
Raytheon	400	36,900

		148,289

Auto Components–0.30%
Delphi Automotive	300	20,622
Johnson Controls	200	9,986

		30,608

Automobiles–0.07%
Ford Motor	400	6,896

		6,896

Banks–1.90%
Bank of America	2,700	41,499
Fifth Third Bancorp	200	4,270
JPMorgan Chase	600	34,572
KeyCorp	1,200	17,196
PNC Financial Services Group	400	35,620
Wells Fargo	1,200	63,072

		196,229

Beverages–1.24%
Coca-Cola	1,000	42,360
†Monster Beverage	700	49,721
PepsiCo	400	35,736

		127,817

Biotechnology–1.18%
†Alexion Pharmaceuticals	100	15,625
†Biogen Idec	200	63,062
†Celgene	400	34,352
†Gilead Sciences	100	8,291

		121,330

Capital Markets–0.12%
Ameriprise Financial	100	12,000

		12,000

Chemicals–0.92%
Ashland	100	10,874
Dow Chemical	200	10,292
International Flavors & Fragrances	100	10,428
PPG Industries	300	63,045

		94,639

Communications Equipment–0.66%
Cisco Systems	1,800	44,730
Harris	100	7,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	200	$15,840

		68,145

Consumer Finance–0.35%
American Express	100	9,487
Capital One Financial	100	8,260
Discover Financial Services	300	18,594

		36,341

Containers & Packaging–0.10%
Avery Dennison	200	10,250

		10,250

Diversified Financial Services–0.37%
†Berkshire Hathaway Class B	300	37,968

		37,968

Diversified Telecommunication Services–0.85%
AT&T	1,100	38,896
Verizon Communications	1,000	48,930

		87,826

Electric Utilities–0.81%
American Electric Power	500	27,885
Duke Energy	200	14,838
Edison International	700	40,677

		83,400

Electrical Equipment–0.13%
Emerson Electric	200	13,272

		13,272

Electronic Equipment, Instruments & Components–0.30%
†Flextronics International	1,200	13,284
FLIR Systems	500	17,365

		30,649

Energy Equipment & Services–1.47%
Baker Hughes	600	44,670
Halliburton	1,000	71,010
Schlumberger	300	35,385

		151,065

Food & Staples Retailing–0.37%
CVS Caremark	500	37,685

		37,685

Food Products–1.26%
Archer-Daniels-Midland	1,000	44,110
Hershey	300	29,211
Tyson Foods Class A	1,500	56,310

		129,631

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–1.14%
Abbott Laboratories	200	$8,180
†Boston Scientific	2,100	26,817
†CareFusion	100	4,435
Medtronic	900	57,384
Zimmer Holdings	200	20,772

		117,588

Health Care Providers & Services–2.40%
Aetna	300	24,324
Cardinal Health	300	20,568
†Express Scripts Holding	100	6,933
Humana	500	63,860
McKesson	300	55,863
UnitedHealth Group	400	32,700
WellPoint	400	43,044

		247,292

Hotels, Restaurants & Leisure–0.20%
Wynn Resorts	100	20,756

		20,756

Household Products–0.53%
Colgate-Palmolive	200	13,636
Kimberly-Clark	300	33,366
Procter & Gamble	100	7,859

		54,861

Independent Power and Renewable Electricity Producers–0.08%
AES	500	7,775

		7,775

Industrial Conglomerates–1.17%
3M	200	28,648
Danaher	500	39,365
General Electric	2,000	52,560

		120,573

Insurance–0.61%
Aon	100	9,009
Assurant	300	19,665
Everest Re Group	100	16,049
Prudential Financial	100	8,877
Travelers	100	9,407

		63,007

Internet Software & Services–2.47%
†Akamai Technologies	600	36,636
†Facebook Class A	1,200	80,748
†Google	100	57,528
†Google Class A	100	58,467
†Yahoo	600	21,078

		254,457

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–1.14%
†Cognizant Technology Solutions Class A	200	$9,782
Computer Sciences	400	25,280
Fidelity National Information Services	100	5,474
†Fiserv	300	18,096
MasterCard Class A	800	58,776

		117,408

Life Sciences Tools & Services–0.06%
Agilent Technologies	100	5,744

		5,744

Machinery–0.77%
Cummins	200	30,858
Dover	300	27,285
SPX	200	21,642

		79,785

Media–0.84%
CBS Class B	400	24,856
†DISH Network Class A	100	6,508
Disney (Walt)	100	8,574
Interpublic Group	300	5,853
Omnicom Group	200	14,244
Viacom Class B	300	26,019

		86,054

Multiline Retail–0.33%
†Dollar General	200	11,472
†Dollar Tree	100	5,446
Macy’s	300	17,406

		34,324

Multi-Utilities–1.12%
Alliant Energy	200	12,172
Ameren	100	4,088
Dominion Resources	300	21,456
DTE Energy	500	38,935
Public Service Enterprise Group	700	28,553
Sempra Energy	100	10,471

		115,675

Oil, Gas & Consumable Fuels–4.01%
Chevron	100	13,055
Cimarex Energy	400	57,384
ConocoPhillips	600	51,438
EOG Resources	600	70,116
Exxon Mobil	600	60,408
Hess	200	19,778
Marathon Oil	100	3,992
Occidental Petroleum	200	20,526
Phillips 66	500	40,215
†Southwestern Energy	300	13,647

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy	300	$15,030
†Whiting Petroleum	600	48,150

		413,739

Pharmaceuticals–3.05%
AbbVie	200	11,288
Allergan	100	16,922
Bristol-Myers Squibb	1,500	72,765
Johnson & Johnson	600	62,772
Merck	800	46,280
Pfizer	3,100	92,008
†Valeant Pharmaceuticals International	100	12,648

		314,683

Professional Services–0.21%
Dun & Bradstreet	200	22,040

		22,040

Real Estate Investment Trusts–0.88%
American Tower	100	8,998
Boston Properties	100	11,818
Equity Residential	100	6,300
HCP	100	4,138
Health Care REIT	100	6,267
Host Hotels & Resorts	200	4,402
Prologis	200	8,218
Simon Property Group	100	16,628
Ventas	100	6,410
Vornado Realty Trust	100	10,673
Weyerhaeuser	200	6,618

		90,470

Semiconductors & Semiconductor Equipment–1.57%
Broadcom Class A	600	22,272
Intel	1,600	49,440
Lam Research	500	33,790
Marvell Technology Group	1,800	25,794
NVIDIA	1,400	25,956
Xilinx	100	4,731

		161,983

Software–1.12%
†Autodesk	400	22,552
†Citrix Systems	400	25,020
Microsoft	1,500	62,550
†Red Hat	100	5,527

		115,649

Specialty Retail–1.24%
Best Buy	800	24,808
GameStop Class A	1,000	40,470
Home Depot	600	48,576

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Lowe’s	300	$14,397

		128,251

Technology Hardware, Storage & Peripherals–2.63%
Apple	2,100	195,153
Hewlett-Packard	500	16,840
NetApp	600	21,912
Western Digital	400	36,920

		270,825

Wireless Telecommunication Services–0.07%
Crown Castle International	100	7,426

		7,426

Total U.S. Markets (Cost $4,077,630)		4,274,405

§DEVELOPED MARKETS–36.14%
Aerospace & Defense–0.43%
Cae	400	5,234
Thales	600	36,292
Zodiac Aerospace	93	3,148

		44,674

Air Freight & Logistics–0.33%
Deutsche Post	945	34,173

		34,173

Airlines–0.55%
Cathay Pacific Airways	1,000	1,868
easyJet	1,785	41,702
Japan Airlines	200	11,055
†Qantas Airways	1,368	1,626

		56,251

Auto Components–0.77%
Bridgestone	200	6,998
Denso	100	4,772
GKN	1,006	6,252
Magna International	200	21,533
Michelin Class B	60	7,169
NHK Spring	500	4,688
Pirelli & C	1,067	17,123
Toyoda Gosei	500	10,383

		78,918

Automobiles–1.04%
Daihatsu Motor	300	5,333
Daimler	192	17,982
†Fiat	3,745	36,972
Fuji Heavy Industries	100	2,769
Mitsubishi Motors	700	7,724
Suzuki Motor	400	12,527

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles (continued)
Toyota Motor	400	$24,020

		107,327

Banks–4.10%
Australia & New Zealand Banking Group	581	18,268
Banco de Sabadell	1,664	5,678
Banco Santander	3,707	38,728
Bank of Montreal	100	7,366
Bank of Queensland	87	1,000
Bendigo & Adelaide Bank	256	2,946
BOC Hong Kong Holdings	500	1,448
Canadian Imperial Bank of Commerce	200	18,203
†Commerzbank	2,961	46,544
Commonwealth Bank of Australia	237	18,078
DBS Group Holdings	1,000	13,433
Hang Seng Bank	100	1,633
HSBC Holdings	2,000	20,296
†Lloyds Banking Group	9,172	11,656
Mitsubishi UFJ Financial Group	4,000	24,518
Mizuho Financial Group	2,800	5,748
National Australia Bank	731	22,599
National Bank of Canada	300	12,727
Resona Holdings	3,300	19,217
Royal Bank of Canada	200	14,300
Skandinaviska Enskilda Banken Class A	1,276	17,050
Societe Generale	563	29,490
Sumitomo Mitsui Financial Group	400	16,756
Toronto-Dominion Bank	300	15,446
Unione di Banche Italiane SCPA	1,023	8,853
United Overseas Bank	1,000	18,061
Westpac Banking	394	12,589

		422,631

Beverages–0.01%
Treasury Wine Estates	152	718

		718

Building Products–0.14%
Cie de Saint-Gobain	248	13,992

		13,992

Capital Markets–0.75%
3i Group	2,298	15,807
Ci Financial	100	3,285
Daiwa Securities Group	1,000	8,656
Macquarie Group	247	13,891
†Mediobanca	2,900	28,908
Nomura Holdings	900	6,369

		76,916

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Chemicals–1.66%
Agrium	100	$9,162
Akzo Nobel	332	24,889
Asahi Kasei	2,000	15,299
†Givaudan	7	11,674
Hitachi Chemical	200	3,308
Kaneka	1,000	6,258
LyondellBasell Industries Class A	700	68,355
Mitsubishi Chemical Holdings	700	3,102
Sika Bearer Shares	7	28,620

		170,667

Commercial Services & Supplies–0.27%
Brambles	172	1,491
Dai Nippon Printing	1,000	10,443
Secom	100	6,110
Securitas Class B	869	10,305

		28,349

Communications Equipment–0.21%
Ericsson Class B	1,753	21,181

		21,181

Construction & Engineering–0.41%
ACS Actividades de Construccion y Servicios	480	21,952
Leighton Holdings	505	9,397
Taisei	2,000	11,074

		42,423

Construction Materials–0.24%
Boral	967	4,788
James Hardie Industries CDI	940	12,269
Taiheiyo Cement	2,000	8,054

		25,111

Containers & Packaging–0.10%
Amcor	66	649
Toyo Seikan Kaisha	600	9,215

		9,864

Diversified Financial Services–0.34%
ASX	46	1,546
Deutsche Boerse	52	4,036
Hong Kong Exchanges & Clearing	300	5,593
†ING Groep	1,038	14,582
Investor Class B	123	4,614
ORIX	300	4,972

		35,343

Diversified Telecommunication Services–1.72%
Belgacom	608	20,176
BT Group	8,914	58,723
Deutsche Telekom	363	6,362

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone	100	$6,236
Orange	2,897	45,716
PCCW	1,000	596
Singapore Telecommunications	1,000	3,088
TDC	1,281	13,257
Telstra	3,306	16,244
†Vivendi	287	7,022

		177,420

Electric Utilities–0.97%
CLP Holdings	500	4,103
Electricite de France	172	5,417
Iberdrola	3,771	28,828
Red Electrica	568	51,953
†Tokyo Electric Power	2,200	9,164

		99,465

Electrical Equipment–0.79%
†ABB	524	12,065
Mabuchi Motor	100	7,580
Mitsubishi Electric	1,000	12,338
†OSRAM Licht	976	49,226

		81,209

Electronic Equipment, Instruments & Components–0.74%
FUJIFILM Holdings	500	13,942
Hitachi High-Technologies	100	2,379
HOYA	100	3,322
†Japan Display	700	4,297
TDK	200	9,377
TE Connectivity	700	43,288

		76,605

Food & Staples Retailing–0.22%
Alimentation Couche Tard Class B	200	5,480
Koninklijke Ahold	302	5,669
Metcash	932	2,320
Seven & IHoldings	100	4,213
Woolworths	143	4,750

		22,432

Food Products–1.36%
†Aryzta	406	38,455
Associated British Foods	971	50,672
MEIJI Holdings	100	6,623
Nestle	137	10,613
Tate & Lyle	1,447	16,952
Unilever	316	14,338
Wilmar International	1,000	2,558

		140,211

Gas Utilities–0.26%
Gas Natural	611	19,296

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Gas Utilities (continued)
Hong Kong & China Gas	1,100	$2,407
Snam	928	5,591

		27,294

Health Care Providers & Services–0.33%
Alfresa Holdings	100	6,445
Medipal Holdings	100	1,417
Ramsay Health Care	75	3,218
Sonic Healthcare	691	11,294
Suzuken	300	11,163

		33,537

Hotels, Restaurants & Leisure–0.31%
Flight Centre	171	7,168
MGM China Holdings	1,600	5,553
Sands China	400	3,022
SJM Holdings	2,000	5,011
Tatts Group	1,684	5,193
Whitbread	81	6,112

		32,059

Household Durables–0.28%
Panasonic	1,300	15,834
Sekisui Chemical	1,000	11,578
Sekisui House	100	1,371

		28,783

Industrial Conglomerates–0.14%
Keppel	1,000	8,653
Koninklijke Philips Electronics	197	6,251

		14,904

Insurance–2.11%
Aegon	618	5,394
AIA Group	2,600	13,067
AMP	157	785
Axis Capital Holdings	300	13,284
CNP Assurances	710	14,738
Direct Line Insurance Group	4,209	19,436
Great-West Lifeco Class A	100	2,829
Industrial Alliance Insurance & Financial Services	100	4,383
Manulife Financial	800	15,905
Muenchener Rueckversicherungs	81	17,956
PartnerRe	200	21,842
Power Corp of Canada	100	2,779
Resolution	1,512	8,160
Sun Life Financial	100	3,676
Suncorp Group	154	1,967
†Swiss Life Holding	212	50,272
†Swiss Re	231	20,551

		217,024

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Internet Software & Services–0.39%
United Internet	903	$39,782

		39,782

IT Services–0.29%
AtoS	123	10,247
Computershare	114	1,342
Fujitsu	2,000	14,983
NTT Data	100	3,840

		30,412

Leisure Products–0.13%
Namco Bandai Holdings	300	7,024
Yamaha	400	6,321

		13,345

Machinery–0.77%
Alfa Laval	306	7,885
Hino Motors	500	6,884
JTEKT	300	5,055
Kawasaki Heavy Industries	2,000	7,620
Kurita Water Industries	100	2,317
Melrose Industries	7,412	33,009
Sumitomo Heavy Industries	2,000	9,515
THK	300	7,071

		79,356

Marine–0.29%
A.P. Moller-Maersk Class B	12	29,819

		29,819

Media–1.11%
British Sky Broadcasting Group	1,090	16,865
Hakuhodo DY Holdings	800	7,944
ITV	11,718	35,740
Lagardere	1,170	38,104
Reed Elsevier	687	15,756

		114,409

Metals & Mining–1.28%
Agnico Eagle Mines Class A	200	7,660
†Alumina	8,351	10,632
Anglo American	212	5,189
Barrick Gold	500	9,158
BHP Billiton	1,319	43,865
Fortescue Metals Group	158	648
JFE Holdings	200	4,128
†Kinross Gold	1,000	4,143
Kobe Steel	8,000	12,002
Maruichi Steel Tube	200	5,369
†Newcrest Mining	183	1,816
Rio Tinto	384	20,624

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Metals & Mining (continued)
Teck Resources Class B	300	$6,850

		132,084

Multiline Retail–0.31%
Canadian Tire Class A	100	9,596
Next	200	22,165

		31,761

Multi-Utilities–0.57%
AGL Energy	147	2,146
Atco	100	4,848
GDF Suez	1,898	52,250

		59,244

Oil, Gas & Consumable Fuels–2.58%
BP	4,564	40,222
Caltex Australia	513	10,436
Canadian Natural Resources	400	18,383
Cenovus Energy	300	9,727
Crescent Point Energy	100	4,433
Encana	800	18,957
Enerplus	700	17,644
Husky Energy	100	3,230
Idemitsu Kosan	300	6,517
Imperial Oil	100	5,271
JX Holdings	500	2,675
Pengrowth Energy	300	2,151
Royal Dutch Shell Class A	1,084	44,871
Royal Dutch Shell Class B	473	20,583
Showa Shell Sekiyu	600	6,816
Suncor Energy	600	25,589
Total	193	13,948
Vermilion Energy	200	13,919
Woodside Petroleum	18	697

		266,069

Paper & Forest Products–0.07%
UPM-Kymmene	432	7,382

		7,382

Pharmaceuticals–3.91%
Astellas Pharma	800	10,510
AstraZeneca	376	27,933
Bayer	78	11,017
GlaxoSmithKline	1,202	32,176
Merck	544	47,217
Novartis	654	59,217
Novo Nordisk Class B	501	23,059
Orion Class B	1,067	39,783
Otsuka Holdings	200	6,198
Roche Holding	323	96,334
Sanofi	247	26,238

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Shionogi	400	$8,346
Shire	96	7,509
Taisho Pharmaceutical Holdings	100	7,294

		402,831

Professional Services–0.14%
†Adecco	170	13,993

		13,993

Real Estate Investment Trusts–0.48%
British Land	312	3,751
CapitaMall Trust	1,000	1,584
CFS Retail Property Trust Group	508	977
Dexus Property Group	1,315	1,377
Federation Centres	340	798
Goodman Group	408	1,943
GPT Group	406	1,470
H&R Real Estate Investment Trust	100	2,171
Japan Retail Fund Investment	1	2,248
Land Securities Group	258	4,575
Link REIT	500	2,690
Mirvac Group	879	1,480
Nippon Building Fund	1	5,843
RioCan REIT	100	2,560
Stockland	553	2,024
Unibail-Rodamco	32	9,309
United Urban Investment	1	1,614
Westfield	470	3,169

		49,583

Real Estate Management & Development–0.40%
Brookfield Asset Management	100	4,406
Cheung Kong Holdings	1,000	17,741
Hulic	100	1,318
Hysan Development	1,000	4,684
Keppel Land	1,000	2,711
Kerry Properties	500	1,748
New World Development	1,000	1,138
†Scentre Group	1,243	3,754
Sino Land	2,000	3,293
Tokyu Fudosan Holdings	100	789

		41,582

Road & Rail–0.41%
Aurizon Holdings	1,628	7,646
Canadian National Railway	100	6,505
Central Japan Railway	100	14,262
ComfortDelGro	1,000	2,005
East Japan Railway	100	7,875
West Japan Railway	100	4,402

		42,695

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.21%
ASM Pacific Technology	100	$1,093
Infineon Technologies	653	8,162
Rohm	100	5,735
Tokyo Electron	100	6,759

		21,749

Specialty Retail–0.54%
Kingfisher	7,531	46,274
Shimamura	100	9,831

		56,105

Technology Hardware, Storage & Peripherals–0.38%
Brother Industries	100	1,732
Canon	400	13,013
Konica Minolta Holdings	1,700	16,796
Ricoh	600	7,148

		38,689

Textiles, Apparel & Luxury Goods–0.24%
Pandora	275	21,087
Yue Yuen Industrial Holdings	1,000	3,348

		24,435

Trading Companies & Distributors–0.55%
Finning International	400	11,188
ITOCHU	400	5,136
Marubeni	2,000	14,628
Mitsubishi	200	4,159
Noble Group	1,000	1,099
Travis Perkins	747	20,942

		57,152

Transportation Infrastructure–0.08%
Aeroports de Paris	61	8,037

		8,037

Wireless Telecommunication Services–0.43%
NTT DOCOMO	300	5,129
SoftBank	100	7,445
Vodafone Group	9,554	31,887

		44,461

Total Developed Markets (Cost $3,678,055)		3,724,456

Total Common Stock (Cost $7,755,685)		7,998,861

LVIP AQR Enhanced Global Strategies Fund–10

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.34%
Henkel 1.43%	308	$35,607

Total Preferred Stock (Cost $35,302)		35,607

INVESTMENT COMPANIES–9.96%
AQR Managed Futures Strategy Fund	25,618	257,201
AQR Style Premia Alternative Fund	74,330	769,314

Total Investment Companies (Cost $1,020,019)		1,026,515

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–11.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,230,250	$1,230,250

Total Money Market Fund (Cost $1,230,250)		1,230,250

TOTAL VALUE OF SECURITIES–99.86% (Cost $10,041,256)	$10,291,233
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	14,426

NET ASSETS APPLICABLE TO 1,000,000 SHARES OUTSTANDING–100.00%	$10,305,659

NET ASSET VALUE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND STANDARD CLASS ($1,030,953 / 100,000 Shares)	$10.310
NET ASSET VALUE–LVIP AQR ENHANCED GLOBAL STRATEGIES FUND SERVICE CLASS ($9,274,706 / 900,000 Shares)	$10.305

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$10,000,003
Undistributed net investment income	31,806
Accumulated net realized gain on investments	26,911
Net unrealized appreciation of investments and derivatives	246,939

Total net assets	$10,305,659

† Non-income producing for the period.

« Includes $16,442 cash pledged as collateral for futures contracts and $20,000 payable for securities purchased as of June 30, 2014.

§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP AQR Enhanced Global Strategies Fund–11

LVIP AQR Enhanced Global Strategies Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) 10 yr Mini JGB	$(430,385)	$(431,249)	9/10/14	$(864)
1 E-mini S&P 500 Index	96,162	97,620	9/22/14	1,458
(1) Euro-Bund	(198,506)	(201,293)	9/9/14	(2,788)
6 U.S. Treasury 10 yr Notes	751,961	751,031	9/22/14	(930)

	$219,232			$(3,124)

The use of futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

REIT–Real Estate Investment Trust

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–12

LVIP AQR Enhanced Global Strategies Fund

Statement of Operations

May 1, 2014* to June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$51,017
Interest	18
Foreign tax withheld	(3,571)

47,464

EXPENSES:
Management fees	11,681
Professional fees	10,275
Pricing fees	8,000
Distribution fees-Service Class	3,809
Custodian fees	2,094
Reports and statements to shareholders	617
Accounting and administration expenses	346
Trustees’ fees and expenses	7
Other	3

36,832
Less management fees waived	(1,524)
Less expenses reimbursed	(19,650)

Total operating expenses	15,658

NET INVESTMENT INCOME	31,806

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,218
Foreign currencies	(11,670)
Foreign currency exchange contracts	10,699
Futures contracts	5,664

Net realized gain	26,911

Net change in unrealized appreciation (depreciation) of:
Investments	249,978
Foreign currencies	85
Futures contracts	(3,124)

Net change in unrealized appreciation (depreciation)	246,939

NET REALIZED AND UNREALIZED GAIN	273,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$305,656

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund

Statement of Changes in Net Assets

5/1/14* to 6/30/14 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,806
Net realized gain	26,911
Net change in unrealized appreciation (depreciation)	246,939

Net increase in net assets resulting from operations	305,656

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,005,102
Service Class	8,999,999

10,005,101

Cost of shares redeemed:
Standard Class	(5,098)

(5,098)

Increase in net assets derived from capital share transactions	10,000,003

NET INCREASE IN NET ASSETS	10,305,659
NET ASSETS:
End of period	$10,305,659

Undistributed net investment income	$31,806

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–13

LVIP AQR Enhanced Global Strategies Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP AQR Enhanced Global Strategies Fund
	Standard Class 5/1/14[1] to 6/30/14 (unaudited)	Service Class 5/1/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.036	0.031
Net realized and unrealized gain	0.274	0.274

Total from investment operations	0.310	0.305

Net asset value, end of period	$10.310	$10.305

Total return[3]	3.10%	3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,031	$9,275
Ratio of expenses to average net assets[4]	0.70%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.95%	2.20%
Ratio of net investment income to average net assets	2.10%	1.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.60%
Portfolio turnover	7%	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP AQR Enhanced Global Strategies Fund–14

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP AQR Enchanced Global Strategies Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP AQR Enhanced Global Strategies Fund–15

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.09% of the average daily net assets of the Fund’s advisory fee. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.70% of the average daily net assets for the Standard Class and 0.95% for the Service Class. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

AQR Capital Management, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for these administrative and legal services amounted to $22 and $6, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$9,681
Management fees payable to LIAC	5,056
Distribution fees payable to LFD	1,896

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life owned 100% of the Standard Class and 100% of the Service Class shares of the Fund.

* Date of commencement of operations.

LVIP AQR Enhanced Global Strategies Fund–16

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$9,377,050
Sales other than U.S. government securities	588,263

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$10,041,259

Aggregate unrealized appreciation	$390,263
Aggregate unrealized depreciation	(140,289)

Net unrealized appreciation	$249,974

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$7,998,861
Preferred Stock	35,607
Money Market Fund	2,256,765

Total	$10,291,233

Futures Contracts	$(3,124)

There were no Level 3 investments at the end of the period.

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

*	Date of commencement of operations.

LVIP AQR Enhanced Global Strategies Fund–17

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	100,498
Service Class	900,000

1,000,498

Shares redeemed:
Standard Class	(498)
Service Class	—

(498)

Net increase	1,000,000

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP AQR Enhanced Global Strategies Fund–18

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,458	Receivables and other assets net of liabilities	$(4,582)

The effect of derivative instruments on the Statement of Operations for the period May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$10,699	$—
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,664	(3,124)

Total		$16,363	$(3,124)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	70,995	USD	901
Futures contracts (average notional value)		289,886		162,677

* Date of commencement of operations.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

LVIP AQR Enhanced Global Strategies Fund–19

LVIP AQR Enhanced Global Strategies Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Futures Contracts - Variation Margin[1]	$423	$—	$423

Total	$423	$—	$423

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
JPMorgan Chase Bank	$423	$—	$—	$423

Total	$423	$—	$—	$423

1Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP AQR Enhanced Global Strategies Fund–20

LVIP AQR Enhanced Global Strategies Fund

Other Fund Information (unaudited)

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP AQR Enhanced Global Strategies Fund (the “Fund”), including (i) the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and (ii) an investment sub-advisory agreement between LIAC and AQR Capital Management, LLC (“AQR”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“LNL”) and the proposed subadviser prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC, LNL and the proposed subadviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information concerning the investment performance of the subadviser (and the underlying funds, where applicable), advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement and the sub-advisory agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and sub-advisory agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the sub-advisory agreement for the Fund.

In considering the approval of the Advisory Agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

With respect to the Fund, the Board also considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the proposed subadviser, including the assessment of its compliance programs required under Rule 38a-1 under the Investment Company Act of 1940, as amended, and its code of ethics.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC proposed to contractually waive 0.09% of the advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. In addition, the Board considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.70% for the standard class and 0.95% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the advisory fee waiver and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

LVIP AQR Enhanced Global Strategies Fund–21

LVIP AQR Enhanced Global Strategies Fund

Other Fund Information (continued)

Advisory Agreement (continued)

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement with AQR on behalf of the LVIP AQR Enhanced Global Strategies Fund, the Board considered the nature, extent and quality of services to be provided by AQR under the sub-advisory agreement. The Board reviewed the services to be provided by AQR, the background of the investment professionals at AQR and the reputation, resources and investment approach of AQR. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by AQR were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to AQR, the Independent Trustees considered that the rate of the proposed sub-advisory fee, which varies based on asset class, was negotiated between LIAC and AQR, an unaffiliated third party, and that LIAC would compensate AQR from its fee and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and AQR, an unaffiliated third party, and that LIAC would compensate AQR from its fees. The Board reviewed materials provided by AQR as to any additional benefits it may receive and noted that AQR stated that, to the best of its knowledge, there were no ancillary benefits that AQR would accrue in relation to the Fund.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP AQR Enhanced Global Strategies Fund–22

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,012.99	1.01%	$5.04
Service Class Shares	1,000.00	1,011.73	1.26%	6.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.79	1.01%	$5.06
Service Class Shares	1,000.00	1,018.55	1.26%	6.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.15%
Beverages	1.15%
Biotechnology	0.12%
Building Products	0.85%
Capital Markets	5.92%
Commercial Services & Supplies	1.40%
Construction & Engineering	0.48%
Construction Materials	1.83%
Distributors	1.30%
Diversified Consumer Services	2.70%
Diversified Financial Services	0.98%
Diversified Telecommunication Services	0.74%
Electric Utilities	1.55%
Electrical Equipment	1.84%
Energy Equipment & Services	3.63%
Food & Staples Retailing	1.82%
Food Products	2.41%
Health Care Equipment & Supplies	2.75%
Health Care Providers & Services	2.03%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	11.36%
Household Products	0.97%
Insurance	3.83%
Internet & Catalog Retail	0.78%
Internet Software & Services	3.22%
IT Services	5.09%
Life Sciences Tools & Services	2.38%
Machinery	4.87%
Media	2.85%
Oil, Gas & Consumable Fuels	4.79%
Pharmaceuticals	1.69%
Professional Services	0.53%
Real Estate Investment Trusts	3.98%
Road & Rail	4.06%
Software	7.45%
Specialty Retail	2.54%
Textiles, Apparel & Luxury Goods	2.89%
Trading Companies & Distributors	2.32%
Convertible Preferred Stock	0.16%
Money Market Fund	0.88%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Genesee & Wyoming Class A	3.43%
Vail Resorts	3.03%
Under Armour Class A	2.89%
Targa Resources	2.46%
Choice Hotels International	2.46%
TreeHouse Foods	2.41%
CoStar Group	2.32%
Middleby	2.23%
Arch Capital Group	2.22%
Colfax	2.09%
Total	25.54%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2014 (unaudited)

Number of Shares		Value (U.S. $)

COMMON STOCK–99.15%
Beverages–1.15%
†Boston Beer Class A	30,600	$6,839,712

		6,839,712

Biotechnology–0.12%
†ACADIA Pharmaceuticals	26,000	587,340
†Foundation Medicine	5,000	134,800

		722,140

Building Products–0.85%
†Masonite International	39,000	2,194,140
†Trex	100,000	2,882,000

		5,076,140

Capital Markets–5.92%
Artisan Partners Asset Management	145,636	8,254,648
Carlyle Group	166,000	5,637,360
Cohen & Steers	215,000	9,326,700
Eaton Vance	72,500	2,739,775
Financial Engines	114,819	5,199,004
Oaktree Capital Group	81,000	4,049,190

		35,206,677

Commercial Services & Supplies–1.40%
†Copart	231,000	8,306,760

		8,306,760

Construction & Engineering–0.48%
Badger Daylighting	86,235	2,841,224

		2,841,224

Construction Materials–1.83%
CaesarStone Sdot-Yam	221,648	10,878,484

		10,878,484

Distributors–1.30%
†LKQ	290,000	7,740,100

		7,740,100

Diversified Consumer Services–2.70%
†Bright Horizons Family Solutions	165,000	7,085,100
DeVry Education Group	145,000	6,139,300
Nord Anglia Education	153,629	2,811,411

		16,035,811

Diversified Financial Services–0.98%
†MSCI Class A	127,500	5,845,875

		5,845,875

Diversified Telecommunication Services–0.74%
†Iridium Communications	519,672	4,396,425

		4,396,425

Electric Utilities–1.55%
ITC Holdings	253,260	9,238,925

		9,238,925

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.84%
†Generac Holdings	224,500	$10,942,130

		10,942,130

Energy Equipment & Services–3.63%
CARBO Ceramics	22,900	3,529,348
Core Laboratories	42,500	7,100,050
Helmerich & Payne	72,000	8,359,920
†SEACOR Holdings	31,500	2,590,875

		21,580,193

Food & Staples Retailing–1.82%
†United Natural Foods	165,792	10,793,059

		10,793,059

Food Products–2.41%
†TreeHouse Foods	179,000	14,332,530

		14,332,530

Health Care Equipment & Supplies–2.75%
†Edwards Lifesciences	34,000	2,918,560
†IDEXX Laboratories	66,300	8,855,691
†Neogen	32,550	1,317,300
West Pharmaceutical Services	76,910	3,244,064

		16,335,615

Health Care Providers & Services–2.03%
†Brookdale Senior Living	32,500	1,083,550
†Community Health Systems	242,500	11,002,225

		12,085,775

Health Care Technology–0.05%
†Castlight Health Class B	20,000	304,000

		304,000

Hotels, Restaurants & Leisure–11.36%
Choice Hotels International	310,000	14,604,100
ClubCorp Holdings	10,436	193,483
†Diamond Resorts International	18,116	421,559
Gaming and Leisure Properties	205,112	6,967,655
Interval Leisure Group	225,000	4,936,500
†Marriott Vacations Worldwide	98,510	5,775,641
†Noodles	29,500	1,014,505
†Panera Bread Class A	36,000	5,393,880
†Penn National Gaming	156,600	1,901,124
†Pinnacle Entertainment	330,000	8,309,400
Vail Resorts	233,300	18,006,094

		67,523,941

Household Products–0.97%
Church & Dwight	82,800	5,791,860

		5,791,860

Insurance–3.83%
†Arch Capital Group	230,000	13,211,200

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Primerica	200,000	$9,570,000

		22,781,200

Internet & Catalog Retail–0.78%
†AO World	1,050,000	4,627,603

		4,627,603

Internet Software & Services–3.22%
†Benefitfocus	69,965	3,233,782
†CoStar Group	87,351	13,816,308
†Shutterstock	25,000	2,074,500

		19,124,590

IT Services–5.09%
Booz Allen Hamilton Holding	395,000	8,389,800
†Gartner	174,900	12,333,948
MAXIMUS	221,600	9,533,232

		30,256,980

Life Sciences Tools & Services–2.38%
†Mettler-Toledo International	38,000	9,620,840
Techne	48,600	4,498,902

		14,119,742

Machinery–4.87%
†Colfax	166,390	12,402,711
†Middleby	160,200	13,251,744
Valmont Industries	21,800	3,312,510

		28,966,965

Media–2.85%
†DreamWorks Animation SKG Class A	169,000	3,930,940
†Manchester United Class A	396,063	6,911,299
Morningstar	85,000	6,103,850

		16,946,089

Oil, Gas & Consumable Fuels–4.79%
Atlas Energy	108,009	4,847,444
MPLX	5,000	322,500
†Oasis Petroleum	11,960	668,444
†RSP Permian	80,000	2,595,200
SM Energy	30,000	2,523,000
Susser Petroleum Partners	60,753	2,851,138
Targa Resources	105,000	14,654,850

		28,462,576

Pharmaceuticals–1.69%
#†CFR Pharmaceuticals ADR 144A	306,012	10,031,471

		10,031,471

Professional Services–0.53%
†Advisory Board	38,000	1,968,400
†IHS Class A	8,700	1,180,329

		3,148,729

Number of Shares		Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts–3.98%
Alexander’s	11,600	$4,285,852
Alexandria Real Estate Equities	34,000	2,639,760
American Assets Trust	100,000	3,455,000
American Campus Communities	38,000	1,453,120
Douglas Emmett	272,200	7,681,484
LaSalle Hotel Properties	117,100	4,132,459

		23,647,675

Road & Rail–4.06%
†Genesee & Wyoming Class A	194,400	20,412,000
Landstar System	58,300	3,731,200

		24,143,200

Software–7.45%
Advent Software	139,821	4,553,970
†ANSYS	126,300	9,576,066
†Bottomline Technologies	67,500	2,019,600
†Concur Technologies	60,000	5,600,400
FactSet Research Systems	50,900	6,122,252
†Guidewire Software	95,000	3,862,700
Pegasystems	197,500	4,171,200
†SS&C Technologies Holdings	190,000	8,401,800

		44,307,988

Specialty Retail–2.54%
†Container Store Group	152,623	4,239,867
Dick’s Sporting Goods	233,300	10,862,448

		15,102,315

Textiles, Apparel & Luxury Goods–2.89%
†Under Armour Class A	288,500	17,162,865

		17,162,865

Trading Companies & Distributors–2.32%
Air Lease	225,000	8,680,500
MSC Industrial Direct Class A	53,400	5,107,176

		13,787,676

Total Common Stock (Cost $283,943,903)		589,435,040

CONVERTIBLE PREFERRED STOCK–0.16%
Diversified Telecommunication Services–0.16%
Iridium Communications 6.75%exercise price $7.47	2,926	965,990

Total Convertible Preferred Stock (Cost $731,500)		965,990

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

MONEY MARKET FUND–0.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,236,607	$5,236,607

Total Money Market Fund (Cost $5,236,607)		5,236,607

TOTAL VALUE OF SECURITIES–100.19% (Cost $289,912,010)	$595,637,637
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(1,127,327)

NET ASSETS APPLICABLE TO 12,997,062 SHARES OUTSTANDING–100.00%	$594,510,310

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($8,501,365 / 182,676 Shares)	$46.538
NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($586,008,945 / 12,814,386 Shares)	$45.731

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$254,052,882
Undistributed net investment income	1,251,864
Accumulated net realized gain on investments	33,479,927
Net unrealized appreciation of investments	305,725,637

Total net assets	$594,510,310

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $10,031,471, which represents 1.69% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

†	Non-income producing for the period.

«	Of this amount, $1,236,674 represents payable for securities purchased and $1,087,013 represents payable for fund shares redeemed as of June 30, 2014.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunites Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$4,767,169
Foreign tax withheld	(8,403)

4,758,766

EXPENSES:
Management fees	2,927,655
Distribution fees-Service Class	713,810
Accounting and administration expenses	71,725
Reports and statements to shareholders	37,771
Professional fees	15,079
Trustees’ fees and expenses	6,149
Custodian fees	5,405
Consulting fees	1,139
Pricing fees	318
Other	5,951

3,785,002
Less management fees waived	(106,807)

Total operating expenses	3,678,195

NET INVESTMENT INCOME	1,080,571

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,462,318
Foreign currencies	(6,877)
Foreign currency exchange contracts	(12,295)

Net realized gain	30,443,146

Net change in unrealized appreciation (depreciation) of:
Investments	(25,121,196)
Foreign currencies	10

Net change in unrealized appreciation (depreciation)	(25,121,186)

NET REALIZED AND UNREALIZED GAIN	5,321,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,402,531

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunites Fund

Statements of Changes in Net Assets

Six Months Ended 6/30/14 (unaudited)		Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,080,571	$(853,505)
Net realized gain	30,443,146	7,689,244
Net change in unrealized appreciation (depreciation)	(25,121,186)	163,530,531

Net increase in net assets resulting from operations	6,402,531	170,366,270

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(62,031)
Service Class	—	(2,189,902)
Net realized gain:
Standard Class	—	(1,158,932)
Service Class	—	(40,956,891)

	—	(44,367,756)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,205,991	5,018,515
Service Class	51,952,654	114,903,061
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,220,963
Service Class	—	43,146,792

	54,158,645	164,289,331

Cost of shares redeemed:
Standard Class	(10,361,588)	(3,289,004)
Service Class	(62,510,730)	(95,464,692)

	(72,872,318)	(98,753,696)

Increase (decrease) in net assets derived from capital share transactions	(18,713,673)	65,535,635

NET INCREASE (DECREASE) IN NET ASSETS	(12,311,142)	191,534,149
NET ASSETS:
Beginning of period	606,821,452	415,287,303

End of period	$594,510,310	$606,821,452

Undistributed net investment income	$1,251,864	$171,293

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunites Fund—6

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11		12/31/10		12/31/09

Net asset value, beginning of period	$45.941	$35.526	$31.857	$30.546		$24.109		$17.386

Income (loss) from investment operations:
Net investment income (loss)[2]	0.138	0.032	0.681	(0.158)		(0.069)		(0.125)
Net realized and unrealized gain	0.459	13.978	5.155	1.469		6.506		6.848

Total from investment operations	0.597	14.010	5.836	1.311		6.437		6.723

Less dividends and distributions from:
Net investment income	—	(0.184)	(0.483)	—		—		—
Net realized gain	—	(3.411)	(1.684)	—		—		—

Total dividends and distributions	—	(3.595)	(2.167)	—		—		—

Net asset value, end of period	$46.538	$45.941	$35.526	$31.857		$30.546		$24.109

Total return[3]	1.30%	40.41%	18.54%	4.29%		26.70%		38.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,501	$16,739	$10,415	$7,770		$40,730		$53,680
Ratio of expenses to average net assets	1.01%	1.03%	1.04%	1.04%		1.04%		1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.05%	1.06%	1.08%	1.08%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.61%	0.08%	1.97%	(0.49%	)	(0.27%	)	(0.63%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.57%	0.05%	1.93%	(0.53%	)	(0.32%	)	(0.68%	)
Portfolio turnover	9%	6%	18%	18%		14%		10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11		12/31/10		12/31/09

Net asset value, beginning of period	$45.201	$35.084	$31.488	$30.270		$23.951		$17.315

Income (loss) from investment operations:
Net investment income (loss)[2]	0.080	(0.071)	0.586	(0.233)		(0.133)		(0.174)
Net realized and unrealized gain	0.450	13.783	5.092	1.451		6.452		6.810

Total from investment operations	0.530	13.712	5.678	1.218		6.319		6.636

Less dividends and distributions from:
Net investment income	—	(0.184)	(0.398)	—		—		—
Net realized gain	—	(3.411)	(1.684)	—		—		—

Total dividends and distributions	—	(3.595)	(2.082)	—		—		—

Net asset value, end of period	$45.731	$45.201	$35.084	$31.488		$30.270		$23.951

Total return[3]	1.17%	40.06%	18.24%	4.02%		26.38%		38.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$586,009	$590,082	$404,872	$353,934		$354,444		$290,589
Ratio of expenses to average net assets	1.26%	1.28%	1.29%	1.29%		1.29%		1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.30%	1.31%	1.33%	1.33%		1.34%		1.34%
Ratio of net investment income (loss) to average net assets	0.36%	(0.17% )	1.72%	(0.74%	)	(0.52%	)	(0.88%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.32%	(0.20% )	1.68%	(0.78%	)	(0.57%	)	(0.93%	)
Portfolio turnover	9%	6%	18%	18%		14%		10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $555 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $250 million of average daily net assets of the Fund; 0.05% on the next $250 million; and 0.10% in excess of $500 million. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO a fee based on the Fund’s average daily net assets.

Prior to May 1, 2014, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 1.04% of the Fund’s average daily net assets for the Standard Class and 1.29% for the Service Class.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $12,784 and $3,319, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Management fees payable to LIAC	$465,407
Distribution fees payable to LFD	119,027

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Purchases	$54,638,814
Sales	61,615,689

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$289,944,989

Aggregate unrealized appreciation	$309,469,355
Aggregate unrealized depreciation	(3,776,707)

Net unrealized appreciation	$305,692,648

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$579,403,569	$10,031,471	$589,435,040
Convertible Preferred Stock	965,990	—	965,990
Money Market Fund	5,236,607	—	5,236,607

Total	$585,606,166	$10,031,471	$595,637,637

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	48,664	119,743
Service Class	1,166,604	2,788,221
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	28,980
Service Class	—	1,039,971

	1,215,268	3,976,915

Shares redeemed:
Standard Class	(230,350)	(77,524)
Service Class	(1,406,876)	(2,313,476)

	(1,637,226)	(2,391,000)

Net increase (decrease)	(421,958)	1,585,915

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

The effect of the derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$(12,295)	$—

Derivatives Generally– The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts	$23,449	$—

LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A securities have been identified in the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Event

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s FormN-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–13

LVIP BlackRock Emerging Markets RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP BlackRock Emerging Markets RPM Fund

LVIP BlackRock Emerging Markets RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,055.30	0.70%	$3.57
Service Class Shares	1,000.00	1,053.80	0.95%	4.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.32	0.70%	$3.51
Service Class Shares	1,000.00	1,020.08	0.95%	4.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	78.75%
Brazil	5.99%
China	14.04%
Colombia	0.99%
Cyprus	0.04%
Czech Republic	0.20%
Egypt	0.00%
Greece	0.50%
Hong Kong	3.99%
Hungary	0.16%
India	2.55%
Indonesia	2.04%
Luxembourg	0.01%
Malaysia	3.76%
Mexico	4.40%
Morocco	0.23%
Peru	0.32%
Philippines	1.18%
Poland	1.24%
Republic of Korea	11.89%
Russia	5.21%
South Africa	6.36%
Taiwan	9.55%
Thailand	1.99%
Turkey	1.36%
United Arab Emirates	0.75%
Exchange-Traded Funds	4.98%
Preferred Stock	4.91%
Rights	0.01%
Warrant	0.00%
Money Market Fund	9.27%
Total Value of Securities	97.92%
Receivables and Other Assets Net of Liabilities	2.08%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.19%
Air Freight & Logistics	0.08%
Airlines	0.14%
Auto Components	0.67%
Automobiles	2.39%
Banks	14.07%
Beverages	1.61%
Building Products	0.08%
Capital Markets	5.50%
Chemicals	2.09%
Commercial Banks	1.85%
Commercial Services & Supplies	0.07%
Communications Equipment	0.02%
Construction & Engineering	0.86%
Construction Materials	1.18%
Consumer Finance	0.08%
Containers & Packaging	0.06%
Distributors	0.08%
Diversified Consumer Services	0.36%
Diversified Financial Services	1.45%
Diversified Telecommunication Services	1.56%
Electric Utilities	1.30%
Electrical Equipment	0.11%
Electronic Equipment, Instruments & Components	1.92%
Energy Equipment & Services	0.26%
Food & Staples Retailing	1.71%
Food Products	2.35%
Gas Utilities	0.60%
Health Care Equipment & Supplies	0.09%
Health Care Providers & Services	0.49%
Hotels, Restaurants & Leisure	0.59%
Household Durables	0.60%
Household Products	0.24%
Independent Power and Renewable Electricity Producers	0.52%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	1.65%
Insurance	2.69%
Internet & Catalog Retail	0.29%
Internet Software & Services	3.67%
IT Services	0.85%
Machinery	0.67%
Marine	0.11%
Media	1.57%
Metals & Mining	3.78%
Multiline Retail	0.49%
Multi-Utilities	0.10%
Oil, Gas & Consumable Fuels	9.32%

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Paper & Forest Products	0.12%
Personal Products	0.43%
Pharmaceuticals	0.73%
Real Estate Investment Trusts	0.19%
Real Estate Management & Development	1.67%
Road & Rail	0.14%
Semiconductors & Semiconductor Equipment	7.21%
Software	0.14%
Specialty Retail	0.56%
Technology Hardware, Storage & Peripherals	1.13%
Textiles, Apparel & Luxury Goods	0.26%
Tobacco	0.41%
Trading Companies & Distributors	0.27%
Transportation Infrastructure	0.72%
Water Utilities	0.21%
Wireless Telecommunication Services	3.99%
Total	88.65%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Samsung Electronics	2.98%
Taiwan Semiconductor Manufacturing	2.09%
Tencent Holdings	1.50%
China Construction Bank	1.38%
Baidu ADR	1.04%
China Mobile	1.04%
Industrial & Commercial Bank of China	0.99%
Naspers	0.98%
Gazprom	0.97%
AMBEV	0.83%
Total	13.80%

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–78.75%
Brazil–5.99%
AES Tiete	6,100	$45,006
All America Latina Logistica	26,400	99,302
AMBEV	271,400	1,921,329
Anhanguera Educacional Participacoes	17,900	149,001
Arteris	5,857	48,569
Banco Bradesco	49,830	726,051
Banco do Brasil	61,000	684,757
BB Seguridade Participacoes	30,200	441,261
BM&FBovespa	85,900	452,197
BR Malls Participacoes	22,300	189,766
BR Properties	9,300	56,029
Bradespar	1,800	13,932
BRF	24,600	596,947
CCR	36,700	299,846
Centrais Eletricas Brasileiras	10,800	31,287
CETIP	10,715	152,534
Cia de Saneamento Basico do Estadode Sao Paulo	16,900	180,991
Cia de Saneamento de Minas Gerais	4,000	71,137
Cia Energetica de Minas Gerais	6,582	47,549
Cia Paranaense de Energia	1,000	10,438
Cia Siderurgica Nacional	37,200	158,617
Cielo	30,560	630,082
Cosan Class A	9,592	130,068
Cosan Industria e Comercio	4,200	75,797
CPFL Energia	16,200	148,269
†CPFL Energias Renovaveis	4,300	25,011
Cyrela Brazil Realty	7,800	49,005
Duratex	13,200	53,415
EcoRodovias Infraestrutura e Logistica	8,600	58,624
Embraer	32,600	296,598
Energias do Brasil	12,600	61,824
Estacio Participacoes	14,500	191,189
†Fibria Celulose	9,800	94,751
@Gerdau	7,300	34,662
Grupo BTG Pactual	10,300	160,940
Guararapes Confeccoes	200	9,498
†Hypermarcas	16,100	139,338
Itau Unibanco Holding	16,731	228,785
Itausa - Investimentos Itau	55,177	217,288
JBS	46,900	159,854
Klabin	26,600	133,888
Kroton Educacional	11,300	317,582
Localiza Rent a Car	6,730	110,732
Lojas Americanas	7,350	40,289
Lojas Renner	5,900	189,131
M Dias Branco	1,700	74,571
Metalurgica Gerdau	1,409	8,163
Multiplan Empreendimentos Imobiliarios	5,300	123,789
Multiplus	1,800	29,787

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
Natura Cosmeticos	9,000	$152,767
Odontoprev	9,900	42,705
Oi	35,700	33,773
Petroleo Brasileiro	128,800	944,465
Porto Seguro	3,100	44,285
†Qualicorp	6,600	78,032
Raia Drogasil	7,600	63,091
Souza Cruz	19,400	201,266
Sul America	8,357	58,897
Telefonica Brasil	1,700	30,387
Tim Participacoes	36,400	211,719
Totvs	6,300	108,505
Tractebel Energia	8,200	123,190
Transmissora Alianca de Energia Eletrica	5,800	52,034
Ultrapar Participacoes	15,400	364,010
†Usinas Siderurgicas de Minas Gerais	8,800	27,325
Vale	71,100	941,027
†Via Varejo	4,600	51,117
WEG	13,420	169,295

		13,867,366

☐China–14.04%
†58.com ADR	669	36,166
AAC Technologies Holdings	32,500	211,555
Agile Property Holdings	88,000	61,995
Agricultural Bank of China	1,103,000	486,721
Air China	88,000	51,549
†Aluminum Corp of China	206,000	73,891
Angang Steel	56,000	36,127
Anhui Conch Cement	55,500	190,482
ANTA Sports Products	57,000	90,608
†Autohome ADR	1,069	36,806
AviChina Industry & Technology	100,000	56,514
†Baidu ADR	12,918	2,413,212
Bank of China	3,903,000	1,747,458
Bank of Communications	352,000	242,983
Baoxin Auto Group	42,500	35,863
BBMG	42,000	27,096
Beijing Capital International Airport	50,000	34,386
Biostime International Holdings	8,500	47,159
†BOE Technology Group Class B	86,700	21,366
BYD	24,500	140,829
China BlueChemical	122,000	66,585
†China Cinda Asset Management Class H	189,000	93,886
China CITIC Bank	364,000	220,738
China Coal Energy	188,000	97,756
China Communications Construction	211,000	141,568
China Communications Services	154,000	74,910
China Construction Bank	4,218,000	3,189,208
†China COSCO Holdings	64,000	24,938

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
†China Eastern Airlines	94,000	$28,987
China Hongqiao Group	71,000	51,026
†China Huishan Dairy Holdings	239,000	52,423
China International Marine Containers Group	29,300	56,480
China Life Insurance	348,000	911,494
China Longyuan Power Group	134,000	145,405
China Merchants Bank	204,582	403,338
China Merchants Property Development Class B	16,350	22,636
China Minsheng Banking	280,800	254,339
China Molybdenum	96,000	49,175
China National Building Material	120,000	105,750
China Oilfield Services	86,000	206,835
China Pacific Insurance Group	117,000	412,878
China Petroleum & Chemical	1,172,000	1,117,508
China Railway Construction	105,500	92,836
China Railway Group	171,000	83,621
China Shenhua Energy	166,000	479,772
†China Shipping Container Lines	192,000	49,546
†China Shipping Development	68,000	39,833
China Southern Airlines	78,000	23,550
China Telecom	638,000	311,988
†China Vanke Class B	77,900	138,304
Chongqing Changan Automobile Class B	44,900	88,637
Chongqing Rural Commercial Bank	74,000	34,182
CNOOC	746,000	1,339,852
Country Garden Holdings	266,000	105,709
CSG Holding Class B	38,400	26,705
CSR	106,000	79,736
†Ctrip.com International ADR	6,529	418,117
Datang International Power Generation	168,000	65,680
Dongfang Electric	13,400	23,030
Dongfeng Motor Group	126,000	225,652
ENN Energy Holdings	36,000	258,724
Evergrande Real Estate Group	291,000	113,016
†FIH Mobile	112,000	71,099
Fosun International	56,000	74,422
Golden Eagle Retail Group	17,000	20,640
Great Wall Motor	47,000	174,650
Greentown China Holdings	39,500	39,447
Guangdong Electric Power Development Class B	31,700	18,406
Guangshen Railway	98,000	36,543
Guangzhou Automobile Group	104,000	120,500
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	35,147
Guangzhou R&F Properties	56,800	70,136
Haitong Securities	71,200	110,424
Hengan International Group	35,000	368,499

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huadian Fuxin Energy	86,000	$45,051
Huadian Power International	60,000	36,308
Huaneng Power International	140,000	158,057
Huaneng Renewables	150,000	49,546
Industrial & Commercial Bank of China	3,627,000	2,293,096
Inner Mongolia Yitai Coal	13,600	16,951
Inner Mongolia Yitai Coal Class B	57,200	73,216
Intime Retail Group	29,000	25,407
Jiangsu Expressway	52,000	61,525
Jiangxi Copper	80,000	126,549
Kingsoft Corp	29,000	87,370
Lenovo Group	306,000	417,720
Longfor Properties	63,500	78,245
†Metallurgical Corp of China	160,000	30,966
Mindray Medical International ADR	3,556	112,014
NetEase ADR	3,397	266,189
New China Life Insurance	29,600	98,153
New Oriental Education & Technology Group ADR	6,438	171,058
People’s Insurance Group of China	229,000	90,414
PetroChina	988,000	1,248,011
PICC Property & Casualty	134,000	202,979
Ping An Insurance Group of China	84,000	650,293
†Qihoo 360 Technology ADR	3,766	346,623
Shandong Weigao Group Medical Polymer	96,000	93,766
Shanghai Electric Group	162,000	65,215
Shanghai Fosun Pharmaceutical Group	17,000	63,391
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	37,085
Shanghai Pharmaceuticals Holding	38,800	80,700
†Shanghai Zhenhua Heavy Industries Class B	107,200	40,414
Shenzhou International Group Holdings	18,000	61,429
Shui On Land	95,500	23,289
Sihuan Pharmaceutical Holdings Group	218,000	133,326
†SINA	2,983	148,464
Sino-Ocean Land Holdings	270,000	136,910
Sinopec Shanghai Petrochemical	234,000	65,215
†=Sinopec Yizheng Chemical Fibre	162,000	36,997
Sinopharm Group	43,200	119,561
SOHO China	119,000	93,814
†Sohu.com	1,183	68,247
SouFun Holdings ADR	9,124	89,324
Sun Art Retail Group	183,500	210,009
Tencent Holdings	228,300	3,481,786
Tingyi Cayman Islands Holding	84,000	235,189
Tsingtao Brewery	18,000	140,742
@Uni-President China Holdings	90,000	68,978

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
†Vipshop Holdings ADR	1,344	$252,323
Want Want China Holdings	265,000	380,899
Weichai Power	25,000	96,609
Weifu High-Technology Group Class B	3,900	13,159
Xinjiang Goldwind Science & Technology	21,200	24,700
Yantai Changyu Pioneer Wine Class B	12,600	27,914
Yanzhou Coal Mining	104,000	78,634
†Youku Tudou ADR	5,834	139,199
†YY ADR	1,151	86,901
Zhejiang Expressway	52,000	52,669
Zhongsheng Group Holdings	37,000	48,217
Zhuzhou CSR Times Electric	28,000	85,080
Zijin Mining Group	282,000	64,038
Zoomlion Heavy Industry Science & Technology	59,800	37,036
ZTE	17,600	34,699

		32,510,701

Colombia–0.99%
Almacenes Exito	11,594	195,137
Banco de Bogota	5,154	188,042
Bancolombia	11,538	163,099
Celsia	19,947	64,808
Cementos Argos	25,213	158,731
†Cemex Latam Holdings	9,618	94,259
Corp Financiera Colombiana	3,044	62,161
Ecopetrol	224,695	408,101
Empresa de Energia de Bogota	112,169	94,993
Grupo Argos	16,469	198,242
Grupo De Inversiones Suramericana	12,912	274,401
Grupo Nutresa	12,391	182,285
†Interconexion Electrica	23,598	115,256
Isagen	50,532	83,435

		2,282,950

Cyprus–0.04%
Globaltrans Investment GDR	4,648	53,220
QIWI ADR	1,266	51,058

		104,278

Czech Republic–0.20%
CEZ	8,215	247,971
Komercni Banka	646	148,584
Telefonica Czech Republic	5,448	77,196

		473,751

Egypt–0.00%
Commercial International Bank Egypt	1	2

		2

Greece–0.50%
†Alpha Bank	126,258	117,558

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Greece (continued)
†Eurobank Ergasias	403,159	$203,697
Hellenic Petroleum	5,309	42,017
†Hellenic Telecommunications Organization	12,102	178,963
†National Bank of Greece	62,767	229,470
OPAP	11,724	208,690
†Piraeus Bank	43,790	97,134
Public Power	4,630	71,574

		1,149,103

■Hong Kong–3.99%
ASM Pacific Technology	13,900	151,907
Beijing Enterprises Holdings	21,000	198,746
Beijing Enterprises Water Group	178,000	118,968
Beijing Jingneng Clean Energy	68,000	30,357
Belle International Holdings	242,000	268,530
BOC Hong Kong Holdings	168,500	488,084
Brilliance China Automotive Holdings	126,000	236,382
China Agri-Industries Holdings	139,100	52,945
China Everbright	44,000	59,156
China Everbright International	110,000	157,257
China Gas Holdings	106,000	219,923
China Mengniu Dairy	66,000	305,289
China Merchants Holdings International	52,000	162,367
China Mobile	247,500	2,401,440
China Overseas Land & Investment	182,000	441,477
China Resources Cement Holdings	112,000	70,232
China Resources Enterprise	56,000	155,348
China Resources Gas Group	36,000	113,337
China Resources Land	106,000	193,937
China Resources Power Holdings	82,000	232,764
China State Construction International Holdings	70,000	122,833
†China Taiping Insurance Holdings	51,400	92,052
China Unicom Hong Kong	210,000	324,605
Chow Tai Fook Jewelry Group	56,000	85,550
†Citic 21CN	190,000	147,580
CITIC Pacific	74,000	129,661
COSCO Pacific	68,000	94,231
CSPC Pharmaceutical Group	82,000	65,491
Far East Horizon	108,000	78,871
Franshion Properties China	264,000	69,488
†GCL-Poly Energy Holdings	410,000	137,013
Geely Automobile Holdings	230,000	81,016
Guangdong Investment	108,000	124,578
Haier Electronics Group	66,000	172,444
Haitian International Holdings	25,000	58,384
†Hanergy Solar Group	474,000	72,779
†Hopson Development Holdings	30,000	29,224
Kerry Properties	17,500	61,191
Kingboard Chemical Holdings	30,500	62,886

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Kunlun Energy	162,000	$267,131
Lee & Man Paper Manufacturing	67,000	35,616
New World China Land	128,000	76,466
Nine Dragons Paper Holdings	80,000	54,398
NWS Holdings	38,000	70,505
Shanghai Industrial Holdings	16,000	48,720
Shangri-La Asia	86,000	134,709
Shimao Property Holdings	76,500	140,556
†Shunfeng Photovoltaic International	40,000	52,230
Sino Biopharmaceutical	120,000	97,234
Sinopec Engineering Group	35,000	39,379
Yue Yuen Industrial Holdings	47,000	157,367

		9,242,634

Hungary–0.16%
MOL Hungarian Oil & Gas	2,218	118,657
OTP Bank	8,175	157,153
Richter Gedeon	4,959	95,155

		370,965

India–2.55%
Axis Bank GDR	17,328	552,827
Dr. Reddy’s Laboratories ADR	6,983	301,316
HDFC Bank ADR	14,727	689,518
ICICI Bank ADR	11,355	566,615
Infosys ADR	14,391	773,804
Larsen & Toubro GDR	8,973	251,872
Mahindra & Mahindra GDR	20,259	390,188
†Ranbaxy Laboratories GDR	30,419	260,995
#@Reliance Industries GDR 144A	23,715	798,010
State Bank of India GDR	4,963	442,700
Tata Motors ADR	12,107	472,899
Wipro ADR	34,300	407,827

		5,908,571

Indonesia–2.04%
Adaro Energy	725,200	71,878
Astra Agro Lestari	17,000	40,403
Astra International	930,600	571,077
Bank Central Asia	558,700	518,406
Bank Danamon Indonesia	160,000	55,943
Bank Mandiri Persero	437,700	359,058
Bank Negara Indonesia Persero	333,100	133,886
Bank Rakyat Indonesia Persero	440,300	383,475
†Bank Tabungan Pensiunan Nasional	136,500	48,935
Bumi Serpong Damai	408,000	51,108
Charoen Pokphand Indonesia	422,000	134,200
Global Mediacom	251,500	45,081
Gudang Garam	24,500	110,565
Indo Tambangraya Megah	23,000	52,383
Indocement Tunggal Prakarsa	64,700	123,069
Indofood CBP Sukses Makmur	59,500	50,190
Indofood Sukses Makmur	204,000	115,293

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
Jasa Marga Persero	99,500	$50,149
Kalbe Farma	977,600	136,889
Lippo Karawaci	883,500	71,545
Matahari Department Store	37,300	43,420
Mayora Indah	52,333	129,784
Media Nusantara Citra	228,500	53,198
Perusahaan Gas Negara Persero	496,400	233,440
Semen Indonesia Persero	137,400	174,720
Surya Citra Media	241,500	73,031
Tambang Batubara Bukit Asam Persero	47,000	42,520
Telekomunikasi Indonesia Persero	2,086,300	433,803
Tower Bersama Infrastructure	95,500	64,848
Unilever Indonesia	54,500	134,584
United Tractors	65,400	127,435
Vale Indonesia	139,500	41,832
XL Axiata	109,000	46,892

		4,723,040

Luxembourg–0.01%
O’Key Group GDR	2,545	23,376

		23,376

Malaysia–3.76%
AirAsia	106,500	76,285
AMMB Holdings	73,900	163,864
Astro Malaysia Holdings	57,000	62,308
Axiata Group	223,800	485,794
Batu Kawan	12,100	74,612
British American Tobacco Malaysia	8,000	163,289
Bumi Armada	96,900	102,604
CIMB Group Holdings	251,900	574,247
DiGi.com	170,200	303,720
Felda Global Ventures Holdings	136,300	176,583
Gamuda	93,200	136,709
Genting	90,800	282,495
Genting Malaysia	126,100	164,939
Hong Leong Bank	18,700	80,367
Hong Leong Financial Group	6,500	32,672
IHH Healthcare	120,300	164,097
IJM	42,800	89,305
IOI	169,800	277,624
†IOI Properties Group	91,449	71,769
KLCC Property Holdings	23,300	47,384
Kuala Lumpur Kepong	28,400	214,039
Lafarge Malaysia	26,900	82,518
Malayan Banking	215,100	658,497
Malaysia Airports Holdings	18,400	45,728
Maxis	142,700	299,977
MISC	62,300	126,113
MMC	45,300	35,834
Nestle Malaysia	4,700	98,069

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
Petronas Chemicals Group	130,400	$274,932
Petronas Dagangan	17,500	131,018
Petronas Gas	39,600	302,149
PPB Group	35,700	168,327
Public Bank	115,600	704,904
RHB Capital	34,900	92,929
Sapurakencana Petroleum	181,900	248,123
Sime Darby	146,300	440,586
SP Setia	50,500	48,282
Telekom Malaysia	101,200	200,131
Tenaga Nasional	161,200	611,466
@UEM Sunrise	73,400	46,404
UMW Holdings	24,800	84,340
Westports Holdings	38,200	32,002
YTL	288,200	145,401
†YTL Power International	204,120	93,446

		8,715,882

Mexico–4.40%
Alfa Class A	131,200	362,998
Alpek	17,877	34,554
America Movil	1,139,800	1,184,117
Arca Continental	29,600	200,383
†Cemex CPO	552,197	730,702
Coca-Cola Femsa	21,600	245,357
Compartamos	59,600	115,107
Concentradora Fibra Danhos	23,500	63,334
Controladora Comercial Mexicana	20,900	78,362
El Puerto de Liverpool	6,500	76,449
Fibra Uno Administracion	73,100	256,277
Fomento Economico Mexicano	83,700	784,137
Fresnillo	9,504	141,845
†Gruma Class B	9,900	118,467
Grupo Aeroportuario del Pacifico Class B	19,400	131,362
Grupo Aeroportuario del Sureste Class B	11,800	149,916
Grupo Bimbo Class A	113,800	332,660
Grupo Carso Class A1	21,300	110,641
Grupo Comercial Chedraui	20,300	71,575
Grupo Elektra	3,205	85,616
Grupo Financiero Banorte	121,700	870,204
Grupo Financiero Inbursa	92,200	274,777
Grupo Financiero Santander Mexico Class B	66,100	175,241
Grupo Lala	22,800	60,288
Grupo Mexico Class B	182,000	607,204
†Grupo Modelo Class C	6,200	56,703
Grupo Sanborns	19,200	35,365
Grupo Televisa CPO	135,100	926,662
†IDEAL Class B1	50,800	148,773
†Industrias CH Class B	9,300	52,680

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Industrias Penoles	6,605	$165,340
Infraestructura Energetica Nova	13,500	74,890
†Inmuebles Carso	18,251	19,819
Kimberly-Clark de Mexico Class A	77,500	217,469
Megacable Holdings	10,300	43,548
Mexichem	46,200	191,344
†Minera Frisco	31,700	62,323
†OHL Mexico	22,700	69,278
†Organizacion Soriana Class B	16,400	54,071
†Promotora y Operadora de Infraestructura	11,800	157,409
Wal-Mart de Mexico Series V	244,800	656,171

		10,193,418

Morocco–0.23%
Attijariwafa Bank	4,951	183,887
Banque Centrale Populaire	4,895	112,203
BMCE Bank	2,385	59,385
Douja Promotion Groupe Addoha	6,614	46,015
Maroc Telecom	10,485	121,576

		523,066

Peru–0.32%
Alicorp Class C	44,793	131,570
BBVA Banco Continental	16,631	33,874
Cia de Minas Buenaventura ADR	8,720	102,983
Credicorp	2,834	440,602
†Sociedad Minera Cerro Verde	1,206	27,871

		736,900

Philippines–1.18%
Aboitiz Equity Ventures	122,060	156,684
Aboitiz Power	132,000	110,895
Alliance Global Group	186,700	124,538
Ayala	7,660	113,693
Ayala Land	312,000	218,132
BDO Unibank	60,580	129,839
†Bloomberry Resorts	141,400	34,876
DMCI Holdings	49,000	83,117
Energy Development	491,400	70,964
Globe Telecom	2,200	80,688
GT Capital Holdings	2,120	42,278
International Container Terminal Services	31,600	80,403
JG Summit Holdings	123,629	145,238
Jollibee Foods	18,580	74,959
LT Group	204,900	69,325
Manila Electric	9,920	58,167
Metro Pacific Investments	556,000	63,852
Metropolitan Bank & Trust	52,432	105,044
Petron	207,800	60,685
Philippine Long Distance Telephone	4,105	281,163
San Miguel	21,640	41,172

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
SM Investments	14,212	$265,834
SM Prime Holdings	419,500	152,510
†Travellers International Hotel Group	87,700	17,912
Universal Robina	40,190	142,151

		2,724,119

Poland–1.24%
Bank Handlowy w Warszawie	1,490	58,752
Bank Millennium	11,313	28,944
Bank Pekao	6,016	344,386
Bank Zachodni WBK	1,249	151,758
Cyfrowy Polsat	5,738	42,228
Enea	2,486	12,934
ING Bank Slaski	1,650	72,043
†KGHM Polska Miedz	7,261	297,546
LPP	41	113,403
mBank	529	87,965
Orange Polska	29,307	93,606
PGE	34,827	248,277
Polski Koncern Naftowy Orlen	14,758	199,239
Polskie Gornictwo Naftowe i Gazownictwo	88,908	153,696
Powszechna Kasa Oszczednosci Bank Polski	38,719	480,649
Powszechny Zaklad Ubezpieczen	2,669	389,986
†Tauron Polska Energia	50,376	85,758

		2,861,170

Republic of Korea–11.89%
Amorepacific	133	200,289
AMOREPACIFIC Group	151	111,459
BS Financial Group	7,383	108,702
†Celltrion	2,479	114,029
=Cheil Industries	2,205	152,956
CJ	570	78,854
CJ CheilJedang	346	117,784
Coway	2,126	177,937
Daelim Industrial	1,371	114,205
†Daewoo Engineering & Construction	6,943	60,168
Daewoo International	2,500	90,415
†Daewoo Securities	6,520	56,180
Daewoo Shipbuilding & Marine Engineering	4,753	120,704
Dongbu Insurance	2,215	113,814
Doosan	454	56,077
Doosan Heavy Industries & Construction	2,567	88,906
†Doosan Infracore	6,520	83,433
E-Mart	910	208,617
GS Holdings	2,358	105,085
Halla Visteon Climate Control	1,630	73,769
Hana Financial Group	13,093	485,166

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hankook Tire	3,534	$210,923
Hanwha	3,020	77,141
Hanwha Chemical	4,540	82,321
Hanwha Life Insurance	8,401	53,627
Hotel Shilla	1,235	111,540
Hyosung	1,206	80,559
Hyundai Department Store	560	76,917
Hyundai Development	2,510	79,740
Hyundai Engineering & Construction	3,386	192,721
Hyundai Glovis	674	179,489
Hyundai Heavy Industries	2,034	355,749
Hyundai Mipo Dockyard	565	81,791
Hyundai Mobis	3,351	940,399
Hyundai Motor	7,461	1,691,996
Hyundai Rotem	1,190	30,985
Hyundai Steel	3,198	235,110
Hyundai Wia	713	138,091
Industrial Bank of Korea	7,689	102,571
Kangwon Land	5,676	166,578
KB Financial Group	16,894	587,617
@KCC	192	117,059
KEPCO Engineering & Construction	430	21,075
Kia Motors	12,301	687,984
Korea Aerospace Industries	3,127	96,406
Korea Electric Power	11,793	434,663
†Korea Gas	1,172	63,927
Korea Investment Holdings	2,023	80,360
Korea Zinc	432	169,470
†Korean Air Lines	1,522	50,232
KT	3,945	119,091
KT&G	5,337	471,998
Kumho Petro Chemical	746	65,386
LG	4,475	276,371
LG Chem	2,090	611,304
†LG Display	9,932	312,092
LG Electronics	5,082	373,115
LG Household & Health Care	453	203,895
LG Uplus	11,215	102,176
Lotte Chemical	807	147,126
Lotte Shopping	402	122,546
LS	607	44,565
NAVER	1,399	1,154,313
NCSoft	684	123,350
†OCI	708	120,332
Orion	160	146,561
Paradise	1,254	46,343
POSCO	3,064	920,411
Samsung C&T	5,756	424,306
Samsung Card	1,545	65,876
Samsung Electro-Mechanics	2,616	150,704
Samsung Electronics	5,275	6,890,860
†Samsung Engineering	1,333	105,507

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

Number of Shares		Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance	1,694	$431,033
Samsung Heavy Industries	7,569	202,314
Samsung Life Insurance	3,942	397,316
Samsung SDI	1,723	275,816
Samsung Securities	3,029	132,594
Samsung Techwin	1,482	77,615
Shinhan Financial Group	19,029	880,937
Shinsegae	325	70,170
SK C&C	667	109,739
SK Holdings	1,165	210,091
†SK Hynix	24,781	1,188,851
SK Innovation	2,812	313,988
S-Oil	2,993	168,282
†Woori Finance Holdings	13,762	163,866

		27,536,430

Russia–5.21%
†Alrosa	73,300	90,161
Bashneft	2,065	145,838
†E.ON Russia	530,000	44,293
†Federal Grid Unified Energy System	12,310,000	21,322
†Gazprom	514,928	2,257,126
†Inter RAO	94,700,000	26,549
Lukoil	23,486	1,407,105
Magnit	2,467	643,195
†Magnitogorsk Iron & Steel Works	74,200	14,614
†Mail.ru Group GDR	6,561	231,275
†MegaFon	5,251	166,772
MMC Norilsk Nickel	2,512	496,665
Mobile Telesystems	43,750	388,811
†Moscow Exchange	40,030	79,452
NovaTek	109,854	1,357,703
Novolipetsk Steel	30,100	41,966
=OTCPharm	2,532	32
†Pharmstandard	633	22,671
Phosagro	900	33,688
Polymetal International	9,179	90,884
†Rosneft	49,980	366,655
†Rostelecom	50,020	127,041
†RusHydro Management	5,489,000	108,220
†Russian Grids	457,000	7,396
Sberbank of Russia	459,260	1,141,970
Severstal	10,610	87,108
†Sistema JSFC	152,500	204,632
†Surgutneftegas	1,665,100	1,295,316
†Tatneft	73,200	477,935
TMK	13,497	32,655
†United RUSAL	67,000	30,343
Uralkali	78,570	360,679
VTB Bank	210,920,000	255,093

		12,055,165

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa–6.36%
African Rainbow Minerals	7,982	$140,339
†Anglo American Platinum	2,518	109,139
†AngloGold Ashanti	19,416	324,616
Aspen Pharmacare Holdings	13,011	365,577
Assore	2,410	80,803
Barclays Africa Group	16,049	243,656
Barloworld	10,517	100,102
Bidvest Group	13,730	364,727
Capitec Bank Holdings	2,677	55,991
Coronation Fund Managers	7,087	63,631
Discovery	15,193	138,753
Exxaro Resources	8,203	106,802
FirstRand	166,518	637,889
Foschini Group	9,393	98,454
Gold Fields	40,401	145,841
Growthpoint Properties	80,508	187,163
Impala Platinum Holdings	25,352	254,721
Imperial Holdings	9,629	181,037
Kumba Iron Ore	4,973	158,480
Liberty Holdings	6,683	81,672
Life Healthcare Group Holdings	48,192	187,964
†Lonmin	9,377	37,904
Massmart Holdings	6,144	76,240
Mediclinic International	21,960	168,639
MMI Holdings	68,754	169,662
Mr Price Group	8,996	152,907
MTN Group	80,845	1,702,308
Naspers Class N	19,285	2,269,762
Nedbank Group	10,367	223,340
Netcare	70,033	188,947
Pick n Pay Stores	13,295	72,777
Rand Merchant Insurance Holdings	39,939	123,073
Redefine Properties	75,637	68,188
Remgro	21,167	457,661
RMB Holdings	33,786	167,031
Sanlam	87,482	507,823
Santam	3,100	56,827
Sasol	30,138	1,791,576
Shoprite Holdings	21,260	307,780
Standard Bank Group	58,730	800,542
Steinhoff International Holdings	86,973	484,428
Tiger Brands	8,958	258,224
Truworths International	17,934	126,426
Tsogo Sun Holdings	15,423	39,146
Vodacom Group	15,197	187,791
Woolworths Holdings	34,430	252,943

		14,719,302

Taiwan–9.55%
Advanced Semiconductor Engineering	268,000	348,541
Advantech	10,000	85,363
Asia Cement	127,260	174,238

LVIP BlackRock Emerging Markets RPM Fund–10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Asustek Computer	37,000	$412,453
†AU Optronics	370,000	156,683
Catcher Technology	35,000	326,303
Cathay Financial Holding	366,422	572,218
Chang Hwa Commercial Bank	132,160	81,846
Cheng Shin Rubber Industry	65,750	168,158
China Development Financial Holding	557,000	183,103
China Steel	532,240	447,208
Chunghwa Telecom	187,000	602,206
Compal Electronics	206,000	168,262
CTBC Financial Holding	722,757	481,475
Delta Electronics	101,000	735,375
E.Sun Financial Holding	256,292	164,298
†Epistar	34,000	84,225
†Evergreen Marine Taiwan	44,000	24,009
Far Eastern New Century	176,540	190,000
Far EasTone Telecommunications	82,000	186,660
First Financial Holding	225,240	144,769
Formosa Chemicals & Fibre	225,070	569,597
Formosa Petrochemical	82,000	213,561
Formosa Plastics	263,560	704,062
Foxconn Technology	40,250	97,551
Fubon Financial Holding	406,000	586,456
Hon Hai Precision Industry	513,700	1,719,642
Hotai Motor	24,000	306,101
HTC	42,000	194,025
Hua Nan Financial Holdings	266,200	166,640
†Innolux	360,000	168,717
†Inotera Memories	93,000	169,048
Inventec	103,000	98,612
Largan Precision	4,000	318,688
Lite-On Technology	110,542	184,468
MediaTek	65,910	1,114,220
Mega Financial Holding	482,423	401,313
Nan Ya Plastics	271,800	654,194
Novatek Microelectronics	26,000	127,944
Pegatron	69,000	131,660
Pou Chen	135,000	162,465
President Chain Store	27,000	216,018
Quanta Computer	125,000	364,047
Shin Kong Financial Holding	445,222	137,267
Siliconware Precision Industries	144,000	236,445
SinoPac Financial Holdings	349,069	157,167
Synnex Technology International	75,000	126,287
Taishin Financial Holding	259,277	132,796
Taiwan Cement	188,000	284,462
Taiwan Cooperative Financial Holding	157,800	90,330
Taiwan Fertilizer	51,000	101,070
Taiwan Glass Industry	73,000	61,582
Taiwan Mobile	91,000	281,476
Taiwan Semiconductor Manufacturing	1,141,000	4,831,752
TPK Holding	14,000	139,660

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Uni-President Enterprises	220,300	$395,283
United Microelectronics	593,000	296,773
Wistron	113,150	103,217
Yuanta Financial Holding	525,000	283,831
Yulon Motor	26,000	42,300
Yulon Nissan Motor	1,000	12,788

		22,120,908

Thailand–1.99%
Advanced Info Service NVDR	50,700	343,835
Airports of Thailand - Foreign	20,200	123,604
Bangkok Bank NVDR	15,500	92,216
Bangkok Dusit Medical Services - Foreign	216,000	111,196
Bank of Ayudhya NVDR	147,700	211,715
Banpu - Foreign	62,000	56,381
BEC World - Foreign	62,000	93,172
Berli Jucker - Foreign	24,400	35,351
Big C Supercenter NVDR	13,800	86,782
BTS Group Holdings NVDR	123,400	32,904
Central Pattana - Foreign	84,900	128,240
Charoen Pokphand Foods - Foreign	145,700	122,390
CP ALL NVDR	207,000	306,289
Glow Energy - Foreign	31,400	80,581
Home Product Center - Foreign	33	10
Home Product Center NVDR	145,828	43,380
Indorama Ventures - Foreign	80,500	68,862
Intouch Holdings - Foreign	9,500	21,451
Intouch Holdings NVDR	35,400	79,934
IRPC - Foreign	586,900	61,150
Kasikornbank NVDR	49,500	311,282
Krung Thai Bank - Foreign	209,100	134,716
Land & Houses NVDR	116,700	35,434
Minor International - Foreign	35,900	32,370
Minor International NVDR	67,800	61,133
PTT Exploration & Production NVDR	66,300	342,332
PTT Global Chemical NVDR	72,400	150,647
PTT NVDR	40,300	395,049
Robinson Department Store NVDR	10,200	17,922
SCB Life Assurance NVDR	200	6,757
Siam Cement NVDR	13,400	186,708
Siam City Cement NVDR	3,500	48,551
Siam Commercial Bank NVDR	62,700	325,677
Thai Oil - Foreign	51,200	82,072
Thai Union Frozen Products - Foreign	30,700	61,514
TMB Bank - Foreign	917,700	68,460
Total Access Communication NVDR	39,000	135,250
†True NVDR	371,600	109,395

		4,604,712

Turkey–1.36%
Akbank	69,303	254,752

LVIP BlackRock Emerging Markets RPM Fund–11

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
†Anadolu Efes Biracilik Ve Malt Sanayii	13,470	$164,943
Arcelik	11,710	71,281
BIM Birlesik Magazalar	9,860	226,121
Coca-Cola Icecek	4,593	113,351
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	48,916	61,399
Enka Insaat ve Sanayi	35,377	95,987
Eregli Demir ve Celik Fabrikalari	65,545	117,221
†Ford Otomotiv Sanayi	4,019	50,067
Haci Omer Sabanci Holding	40,966	191,182
KOC Holding	37,925	186,117
Tofas Turk Otomobil Fabrikasi	6,590	40,892
Tupras Turkiye Petrol Rafinerileri	5,901	137,556
†Turk Hava Yollari	32,588	99,800
Turk Telekomunikasyon	22,138	63,932
†Turkcell Iletisim Hizmetleri	36,084	225,610
Turkiye Garanti Bankasi	100,000	391,185
Turkiye Halk Bankasi	28,611	214,664
Turkiye Is Bankasi Class C	64,478	174,339
Turkiye Sise ve Cam Fabrikalari	27,241	38,306
Turkiye Vakiflar Bankasi Tao Class D	65,941	154,646
Yapi ve Kredi Bankasi	34,564	75,352

		3,148,703

United Arab Emirates–0.75%
Abu Dhabi Commercial Bank	126,881	243,896
Aldar Properties Pjsc	79,263	66,901
†Arabtec Holding	46,533	33,068
DP World	9,000	177,300
Dragon Oil	10,572	111,010
Dubai Financial Market	82,016	58,283
Dubai Islamic Bank	50,000	87,808
Emaar Properties	164,932	377,662
First Gulf Bank	54,508	235,970
National Bank of Abu Dhabi	63,783	246,602
Union National Bank	64,469	107,951

		1,746,451

Total Common Stock (Cost $157,621,022)		182,342,963

EXCHANGE-TRADED FUNDS–4.98%
iShares India 50	189,464	5,488,772
iShares MSCI Chile Capped	61,456	2,788,259
iShares MSCI India	109,441	3,254,228

Total Exchange-Traded Funds (Cost $9,903,772)		11,531,259

ΔPREFERRED STOCK–4.91%
Brazil–3.70%
AES Tiete 13.62%	3,800	33,541
Alpargatas 2.47%	2,553	13,289

Number of Shares		Value (U.S. $)

ΔPREFERRED STOCK (continued)
Brazil (continued)
Banco Bradesco 3.06%	96,930	$1,408,375
Banco do Estado do Rio
Grande do Sul 6.93%	8,800	42,820
Bradespar 7.01%	10,400	95,326
Braskem 4.25%	6,900	44,100
Centrais Eletricas Brasileiras 14.95%	16,900	79,480
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.95%	6,700	312,368
Cia de Gas de Sao Paulo Class A 2.86%	1,100	24,358
Cia de Transmissao de Energia Eletrica Paulista 5.19%	1,900	23,651
Cia Energetica de Minas Gerais 14.68%	37,128	271,412
Cia Energetica de Sao Paulo Class B 9.29%	10,300	129,283
Cia Paranaense de Energia Class B 5.97%	6,200	94,715
Gerdau 2.39%	40,700	239,677
Itau Unibanco Holding 3.23%	123,407	1,776,882
Itausa - Investimentos Itau 3.80%	144,960	566,913
Lojas Americanas 0.69%	26,700	170,165
Metalurgica Gerdau 2.74%	13,400	94,499
Oi 18.48%	187,500	166,346
Petroleo Brasileiro 5.05%	195,100	1,526,889
Suzano Papel e Celulose 1.37%	12,500	47,075
Telefonica Brasil 7.40%	11,700	238,952
†Usinas Siderurgicas de Minas Gerais	20,500	70,243
Vale 6.51%	92,800	1,103,057

		8,573,416

Colombia–0.22%
Banco Davivienda 3.05%	3,488	56,328
Bancolombia 2.70%	18,100	265,113
Grupo Argos 1.08%	5,525	65,917
Grupo Aval Acciones y Valores 3.87%	65,853	47,351
Grupo de Inversiones Suramericana 2.48%	3,624	76,823

		511,532

Republic of Korea–0.70%
Amorepacific 0.74%	43	29,743
Hyundai Motor
1.27%	1,696	268,142
1.27%	1,038	155,392
LG Chem 1.94%	358	68,275
LG Electronics 0.63%	811	29,651
LG Household & Health Care 1.48%	184	40,818
Samsung Electronics 1.30%	948	992,964
Samsung Fire & Marine Insurance 1.62%	250	41,008

		1,625,993

Russia–0.29%
†AK Transneft 0.99%	61	133,657

LVIP BlackRock Emerging Markets RPM Fund–12

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

Number of Shares		Value (U.S. $)

ΔPREFERRED STOCK (continued)
Russia (continued)
Bashneft 24.41%	2,295	$110,229
†Rostelecom 7.85%	8,225	14,800
Sberbank of Russia 4.88%	45,800	92,994
†Surgutneftegas 8.79%	347,800	286,568
†Tatneft 6.40%	7,000	27,087

		665,335

Total Preferred Stock (Cost $10,497,664)		11,376,276

ΔRIGHTS–0.01%
Brazil–0.00%
Eneva exercise price BRL1.27, expiration date 6/30/14	2,843	0

		0

Hong Kong–0.00%
=Franshion Properties exercise price HKD5.35, expiration date 7/2/14	2,316	0

		0

Malaysia–0.01%
†Public Bank exercise price MYR13.8, expiration date 7/18/14	11,560	19,801

		19,801

Number of Shares		Value (U.S. $)

ΔRIGHTS (continued)
Republic of Korea–0.00%
BS Financial Group exercise price KRW 125.50, expiration date 7/7/14	1,575	$2,023

		2,023

Total Rights (Cost $0)		21,824

ΔWARRANT–0.00%
Thailand–0.00%
Land & Houses strike price THB 3.50, expiration date 5/5/17	23,340	4,317

Total Warrant (Cost $0)		4,317

MONEY MARKET FUND–9.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	21,473,062	21,473,062

Total Money Market Fund (Cost $21,473,062)		21,473,062

TOTAL VALUE OF SECURITIES–97.92% (Cost $199,495,520)	226,749,701
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.08%	4,815,355

NET ASSETS APPLICABLE TO 22,059,831 SHARES OUTSTANDING–100.00%	$231,565,056

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $798,010, which represents 0.34% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 and 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,065,113, which represents 0.46% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $189,985, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund–13

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	2,209,000	USD	(1,006,240)	7/1/14	$(6,668)
BNYM	IDR	(1,051,318,000)	USD	88,184	7/2/14	(476)
BNYM	KRW	(483,922,000)	USD	477,546	7/1/14	(617)
BNYM	MYR	778,000	USD	(242,435)	7/1/14	(164)
BNYM	PEN	(191,000)	USD	68,116	7/2/14	(118)
BNYM	PHP	(851,000)	USD	19,479	7/2/14	(27)
BNYM	THB	(7,660,000)	USD	235,815	7/2/14	(296)
CITI	EUR	113,000	USD	(154,137)	7/1/14	588
CITI	HKD	2,500,000	USD	(322,499)	7/2/14	57
CITI	MXN	11,326	USD	(871,348)	7/1/14	1,460
CITI	PLN	32,000	USD	(10,502)	7/1/14	34
CITI	TRY	(113,000)	USD	53,171	7/1/14	(139)
CITI	ZAR	(364,000)	USD	34,214	7/7/14	40

						$(6,326)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
831 E-mini MSCI Emerging Markets Index	$43,255,635	$43,241,085	9/22/14	$(14,550)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CITI–Citigroup Global Markets

CPO–Ordinary Participation Certificate

EUR–European Monetary Unit

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

IDR–Indonesian Rupiah

KRW–South Korean Won

MXN–Mexican Peso

MYR–Malaysian Ringgit

NVDR–Nonvoting Depositary Receipt

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

THB–Thailand Baht

TRY–Turkish Lira

USD–United States Dollar

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–14

LVIP BlackRock Emerging Markets RPM Fund

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:
Investments, at value	$226,749,701
Receivables for securities sold	6,630,345
Foreign currencies, at value	5,117,482
Cash collateral for derivatives	1,930,650
Dividends receivable	939,968
Receivable for fund shares sold	656,016
Unrealized gain on foreign currency exchange contracts	2,179

TOTAL ASSETS	242,026,341

LIABILITIES:
Payable for securities purchased	6,548,225
Cash overdraft	3,349,256
Accrued expenses payable	200,587
Due to manager and affiliates	135,959
Variation margin payable on futures contracts	132,915
Payable for fund shares redeemed	85,838
Unrealized loss on foreign currency exchange contracts	8,505

TOTAL LIABILITIES	10,461,285

TOTAL NET ASSETS	$231,565,056

Investments, at cost	$199,495,520
Foreign currencies, at cost	5,043,400

Standard Class :
Net Assets	$81,348,583
Shares Outstanding	7,744,457
Net Asset Value	$10.504

Service Class :
Net Assets	$150,216,473
Shares Outstanding	14,315,374
Net Asset Value	$10.493

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$220,879,592
Undistributed net investment income	2,262,989
Accumulated net realized loss on investments	(18,892,205)
Net unrealized appreciation of investments and derivatives	27,314,680

Total net assets	$231,565,056

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund––15

LVIP BlackRock Emerging Markets RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)
INVESTMENT INCOME:
Dividends	$3,382,767
Foreign tax withheld	(313,229)

3,069,538

EXPENSES:
Management fees	726,340
Distribution fees-Service Class	151,152
Custodian fees	116,807
Accounting and administration expenses	59,652
Pricing fees	32,909
Professional fees	32,403
Reports and statements to shareholders	13,054
Index Fees	7,500
Trustees’ fees and expenses	2,859
Consulting fees	1,918
Other	1,110

1,145,704
Less management fees waived	(66,031)

Total operating expenses	1,079,673

NET INVESTMENT INCOME	1,989,865

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,577,498)
Foreign currencies	(223,400)
Foreign currency exchange contracts	81,219
Futures contracts	2,773,826

Net realized gain	54,147

Net change in unrealized appreciation (depreciation) of:
Investments	15,295,781
Foreign currencies	79,951
Foreign currency exchange contracts	8,723
Futures contracts	(1,278,903)

Net change in unrealized appreciation (depreciation)	14,105,552

NET REALIZED AND UNREALIZED GAIN	14,159,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,149,564

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund Statements of Changes in Net Assets
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,989,865	$2,516,284
Net realized gain (loss)	54,147	(18,971,293)
Net change in unrealized appreciation (depreciation)	14,105,552	4,575,210

Net increase (decrease) in net assets resulting from operations	16,149,564	(11,879,799)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,333,912)
Service Class	—	(474,532)

	—	(1,808,444)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,618,875	133,632,241
Service Class	51,854,398	95,948,160
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,333,912
Service Class	—	474,532

	77,473,273	231,388,845

Cost of shares redeemed:
Standard Class	(124,035,907)	(61,380,030)
Service Class	(7,105,635)	(5,571,698)

	(131,141,542)	(66,951,728)

Increase (decrease) in net assets derived from capital share transactions	(53,668,269)	164,437,117

NET INCREASE (DECREASE) IN NET ASSETS	(37,518,705)	150,748,874
NET ASSETS:
Beginning of period	269,083,761	118,334,887

End of period	$231,565,056	$269,083,761

Undistributed net investment income	$2,262,989	$273,124

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–16

LVIP BlackRock Emerging Markets RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	8/29/12[2] to 12/31/12

Net asset value, beginning of period	$9.954	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.078	0.125	0.014
Net realized and unrealized gain (loss)	0.472	(0.988)	1.020

Total from investment operations	0.550	(0.863)	1.034

Less dividends and distributions from:
Net investment income	—	(0.078)	(0.139)

Total dividends and distributions	—	(0.078)	(0.139)

Net asset value, end of period	$10.504	$9.954	$10.895

Total return[4]	5.53%	(7.91% )	10.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,349	$172,665	$110,885
Ratio of expenses to average net assets	0.70%	0.78%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.86%	1.22%
Ratio of net investment income to average net assets	1.62%	1.24%	0.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.57%	1.16%	(0.03% )
Portfolio turnover	17%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–17

LVIP BlackRock Emerging Markets RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Emerging Markets RPM Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	8/29/12[2] to 12/31/12
Net asset value, beginning of period	$9.957	$10.895	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.067	0.099	0.005
Net realized and unrealized gain (loss)	0.469	(0.986)	1.021

Total from investment operations	0.536	(0.887)	1.026

Less dividends and distributions from:
Net investment income	—	(0.051)	(0.131)

Total dividends and distributions	—	(0.051)	(0.131)

Net asset value, end of period	$10.493	$9.957	$10.895

Total return[4]	5.38%	(8.13% )	10.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,216	$96,419	$7,450
Ratio of expenses to average net assets	0.95%	1.03%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.11%	1.47%
Ratio of net investment income to average net assets	1.37%	0.99%	0.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.32%	0.91%	(0.28% )
Portfolio turnover	17%	29%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Emerging Markets RPM Fund–18

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Emerging Markets RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for open tax years (December 31, 2012-December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Emerging Markets RPM Fund–19

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.55% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.05% for the Service Class. This agreement expired on July 1, 2014.

BlackRock Investment Management, LLC (BlackRock) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $5,842 and $1,517, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $8,996 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$104,640
Distribution fees payable to LFD	30,034
Trading operation fees payable to Lincoln Life	1,285

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$40,600,867
Sales	91,095,605

LVIP BlackRock Emerging Markets RPM Fund–20

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$204,288,353

Aggregate unrealized appreciation	$35,048,918
Aggregate unrealized depreciation	(12,587,570)

Net unrealized appreciation	$22,461,348

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carry forward retains its character as short-term or long-term capital loss. Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$7,025,264	$8,138,033

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$181,600,151	$552,827	$189,985	$182,342,963
Exchange-Traded Funds	11,531,259	—	—	11,531,259
Preferred Stock	11,376,276	—	—	11,376,276
Rights	19,801	2,023	—	21,824
Warrant	4,317	—	—	4,317
Money Market Fund	21,473,062	—	—	21,473,062

Total	$226,004,866	$554,850	$189,985	$226,749,701

Foreign Currency Exchange Contracts	$—	$(6,326)	$—	$(6,326)

Futures Contracts	$(14,550)	$—	$—	$(14,550)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund

LVIP BlackRock Emerging Markets RPM Fund–21

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	2,639,960	13,114,380
Service Class	5,349,732	9,507,873
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	136,684
Service Class	—	48,619

	7,989,692	22,807,556

Shares redeemed:
Standard Class	(12,241,192)	(6,083,135)
Service Class	(718,404)	(556,212)

	(12,959,596)	(6,639,347)

Net increase (decrease)	(4,969,904)	16,168,209

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2014, the Fund posted $1,930,650 cash collateral for futures contracts, which is presented on the Statement of Assets and Liabilities.

Fair values of derivative instruments as of June 30, 2014 were as follows:

LVIP BlackRock Emerging Markets RPM Fund–22

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts	$—	Variation margin payable on futures contracts	$(14,550)*
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	2,179	Unrealized loss on foreign currency exchange contracts	(8,505)

Total		$2,179		$(23,055)

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$81,219	$8,723
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,773,826	(1,278,903)

Total		$2,855,045	$(1,270,180)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivatives activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$247,499	$714,049
Futures contracts (average notional value)	46,008,101	424,456

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amount of Assets
Foreign Currency Exchange Contracts	$2,179	$(139)	$2,040

LVIP BlackRock Emerging Markets RPM Fund–23

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[1]
Citgroup Global Markets	$2,040	$—	$—	$2,040

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities
Foreign Currency Exchange Contracts	$(8,505)	$139	$(8,366)
Futures Contracts–Variation Margin[2]	(132,915)	—	(132,915)

Total	$(141,420)	$139	$(141,281)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Bank of New York Mellon	$(8,366)	$—	$—	$(8,366)
Goldman Sachs Capital	(132,915)	—	—	(132,915)

Total	$(141,281)	$—	$—	$(141,281)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Unrealized appreciation/depreciation on futures is disclosed in the Schedule of Investments, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP BlackRock Emerging Markets RPM Fund–24

LVIP BlackRock Emerging Markets RPM Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Emerging Markets RPM Fund–25

LVIP BlackRock Equity Dividend RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP BlackRock Equity Dividend RPM Fund

LVIP BlackRock Equity Dividend RPM Fund

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expense shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,026.50	0.72%	$3.62
Service Class Shares	1,000.00	1,025.20	0.97%	4.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	91.73%
Aerospace & Defense	6.58%
Air Freight & Logistics	1.06%
Auto Components	0.55%
Banks	13.14%
Beverages	1.88%
Capital Markets	0.72%
Chemicals	2.76%
Communications Equipment	1.47%
Consumer Finance	1.47%
Containers & Packaging	0.72%
Diversified Financial Services	0.65%
Diversified Telecommunication Services	1.95%
Electric Utilities	2.19%
Electrical Equipment	0.40%
Energy Equipment & Services	0.68%
Food & Staples Retailing	0.51%
Food Products	2.53%
Health Care Equipment & Supplies	0.34%
Health Care Providers & Services	0.41%
Hotels, Restaurants & Leisure	1.35%
Household Products	1.80%
Industrial Conglomerates	3.84%
Insurance	4.55%
IT Services	1.64%
Leisure Products	0.50%
Media	3.20%
Metals & Mining	1.37%
Multi-Utilities	1.99%
Oil, Gas & Consumable Fuels	11.75%
Paper & Forest Products	0.73%
Pharmaceuticals	7.85%
Professional Services	0.41%
Real Estate Investment Trusts	0.82%
Road & Rail	1.35%
Semiconductors & Semiconductor Equipment	1.43%
Software	1.80%
Specialty Retail	2.10%
Textiles, Apparel & Luxury Goods	1.14%
Tobacco	1.40%
Water Utilities	0.70%
Money Market Fund	7.78%
Total Value of Securities	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Wells Fargo	3.39%
JPMorgan Chase	3.00%
General Electric	2.79%
Chevron	2.74%
Comcast Special Class A	2.58%
Home Depot	2.10%
Pfizer	2.10%
Merck	2.09%
Exxon Mobil	2.03%
Microsoft	1.80%
Total	24.62%

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.73%
Aerospace & Defense–6.58%
Honeywell International	97,380	$9,051,471
Lockheed Martin	35,700	5,738,061
Northrop Grumman	82,580	9,879,045
Raytheon	149,080	13,752,630
United Technologies	110,510	12,758,379

		51,179,586

Air Freight & Logistics–1.06%
United Parcel Service Class B	80,550	8,269,263

		8,269,263

Auto Components–0.55%
Johnson Controls	85,470	4,267,517

		4,267,517

Banks–13.14%
Bank of America	149,210	2,293,358
Citigroup	171,990	8,100,729
Fifth Third Bancorp	394,230	8,416,811
JPMorgan Chase	405,730	23,378,163
M&T Bank	15,240	1,890,522
SunTrust Banks	301,310	12,070,479
Toronto-Dominion Bank	147,110	7,574,403
U.S. Bancorp	281,340	12,187,649
Wells Fargo	501,570	26,362,519

		102,274,633

Beverages–1.88%
Coca-Cola	141,480	5,993,093
Diageo	270,848	8,650,214

		14,643,307

Capital Markets–0.72%
Morgan Stanley	173,050	5,594,707

		5,594,707

Chemicals–2.76%
Dow Chemical	108,490	5,582,895
duPont (E.I.) deNemours	181,200	11,857,728
Praxair	30,470	4,047,635

		21,488,258

Communications Equipment–1.47%
Motorola Solutions	87,660	5,835,526
QUALCOMM	71,000	5,623,200

		11,458,726

Consumer Finance–1.47%
American Express	120,250	11,408,117

		11,408,117

Containers & Packaging–0.72%
MeadWestvaco	127,110	5,625,889

		5,625,889

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.65%
CME Group	71,200	$5,051,640

		5,051,640

Diversified Telecommunication Services–1.95%
BCE	49,710	2,254,846
Verizon Communications	264,490	12,941,496

		15,196,342

Electric Utilities–2.19%
Duke Energy	42,530	3,155,301
ITC Holdings	57,400	2,093,952
NextEra Energy	84,430	8,652,386
Northeast Utilities	66,140	3,126,438

		17,028,077

Electrical Equipment–0.40%
Rockwell Automation	25,180	3,151,529

		3,151,529

Energy Equipment & Services–0.68%
Schlumberger	44,910	5,297,135

		5,297,135

Food & Staples Retailing–0.51%
Wal-Mart Stores	53,020	3,980,211

		3,980,211

Food Products–2.53%
General Mills	100,680	5,289,727
Kraft Foods Group	64,326	3,856,344
Mondelez International Class A	200,050	7,523,881
Unilever	69,950	3,061,012

		19,730,964

Health Care Equipment & Supplies–0.34%
Abbott Laboratories	65,160	2,665,044

		2,665,044

Health Care Providers & Services–0.41%
Quest Diagnostics	54,060	3,172,781

		3,172,781

Hotels, Restaurants & Leisure–1.35%
McDonald’s	104,150	10,492,071

		10,492,071

Household Products–1.80%
Kimberly-Clark	49,290	5,482,034
Procter & Gamble	108,530	8,529,373

		14,011,407

Industrial Conglomerates–3.84%
3M	57,090	8,177,572
General Electric	824,860	21,677,321

		29,854,893

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–4.55%
ACE	71,190	$7,382,403
Chubb	55,600	5,124,652
MetLife	64,310	3,573,064
Prudential Financial	140,450	12,467,747
Travelers	73,120	6,878,398

		35,426,264

IT Services–1.64%
Automatic Data Processing	28,580	2,265,822
International Business Machines	58,050	10,522,723

		12,788,545

Leisure Products–0.50%
Mattel	99,520	3,878,294

		3,878,294

Media–3.20%
Comcast Special Class A	377,130	20,112,343
Disney (Walt)	55,820	4,786,007

		24,898,350

Metals & Mining–1.37%
BHP Billiton	255,811	8,661,067
Southern Copper	65,740	1,996,524

		10,657,591

Multi-Utilities–1.99%
Dominion Resources	112,820	8,068,886
Sempra Energy	40,360	4,226,096
Wisconsin Energy	68,290	3,204,167

		15,499,149

Oil, Gas & Consumable Fuels–11.75%
Chevron	163,070	21,288,789
ConocoPhillips	55,630	4,769,160
Enbridge	201,360	9,556,036
Exxon Mobil	156,690	15,775,549
Marathon Oil	163,970	6,545,682
Marathon Petroleum	77,220	6,028,565
Occidental Petroleum	77,580	7,962,035
Phillips 66	36,130	2,905,936
Spectra Energy	92,560	3,931,949
Total ADR	175,360	12,660,992

		91,424,693

Paper & Forest Products–0.73%
International Paper	112,530	5,679,389

		5,679,389

Pharmaceuticals–7.85%
AbbVie	65,160	3,677,630
Bristol-Myers Squibb	243,450	11,809,759
Johnson & Johnson	123,800	12,951,956
Merck	281,440	16,281,304

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	551,230	$16,360,506

		61,081,155

Professional Services–0.41%
Nielsen Holdings	65,140	3,153,427

		3,153,427

Real Estate Investment Trusts–0.82%
American Tower	33,580	3,021,528
Weyerhaeuser	101,640	3,363,268

		6,384,796

Road & Rail–1.35%
CSX	87,290	2,689,405
Union Pacific	78,260	7,806,435

		10,495,840

Semiconductors & Semiconductor Equipment–1.43%
Intel	359,450	11,107,005

		11,107,005

Software–1.80%
Microsoft	336,510	14,032,467

		14,032,467

Specialty Retail–2.10%
Home Depot	202,330	16,380,637

		16,380,637

Textiles, Apparel & Luxury Goods–1.14%
VF	141,450	8,911,350

		8,911,350

Tobacco–1.40%
Altria Group	88,470	3,710,432
Philip Morris International	85,140	7,178,153

		10,888,585

Water Utilities–0.70%
American Water Works	109,990	5,439,005

		5,439,005

Total Common Stock (Cost $578,855,004)		713,968,639

MONEY MARKET FUND–7.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	60,535,827	60,535,827

Total Money Market Fund (Cost $60,535,827)		60,535,827

LVIP BlackRock Equity Dividend RPM Fund–4

LVIP BlackRock Equity Dividend RPM Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.51% (Cost $639,390,831)	$774,504,466
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	3,850,414

NET ASSETS APPLICABLE TO 43,498,993 SHARES OUTSTANDING–100.00%	$778,354,880

NET ASSET VALUE–LVIP BLACKROCK EQUITY DIVIDEND RPM FUND STANDARD CLASS ($343,578,214 / 19,175,034 Shares)	$17.918

NET ASSET VALUE–LVIP BLACKROCK EQUITY DIVIDEND RPM FUND SERVICE CLASS ($434,776,666 / 24,323,959 Shares)	$17.874

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$703,321,590
Undistributed net investment income	6,036,349
Accumulated net realized loss on investments	(67,559,876)
Net unrealized appreciation of investments and derivatives	136,556,817

Total net assets	$778,354,880

«

Of this amount, $7,394,534 represents payable for securities purchased, $237,125 represents payable for fund shares redeemed and $4,476,375 represents cash pledged as collateral for futures contracts as of June 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	GBP	64,000	USD	(109,510)	7/2/14	$28
NT	CAD	(545,000)	USD	510,730	7/2/14	(92)
RBS	EUR	(15,000)	USD	20,468	7/1/14	(71)

						$(135)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,035	E-mini S&P 500 Index	$99,594,308	$101,036,700	9/22/14	$1,442,392

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–Banque Paribas

CAD–Canadian Dollar

EUR–European Monetary Unit

GBP–British Pound Sterling

NT–Northern Trust

RBS–Royal Bank of Scotland

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–5

LVIP BlackRock Equity Dividend RPM Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$8,848,657
Foreign tax withheld	(157,437)

8,691,220

EXPENSES:
Management fees	2,614,847
Distribution fees-Service Class	468,273
Accounting and administration expenses	157,145
Reports and statements to shareholders	41,485
Professional fees	16,042
Custodian fees	9,051
Trustees’ fees and expenses	6,960
Consulting fees	2,107
Pricing fees	676
Other	2,996

3,319,582
Less management fees waived	(294,330)

Total operating expenses	3,025,252

NET INVESTMENT INCOME	5,665,968

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	941,512
Foreign currencies	(22,886)
Foreign currency exchange contracts	11,427
Futures contracts	(11,035,612)

Net realized loss	(10,105,559)

Net change in unrealized appreciation (depreciation) of:
Investments	25,125,525
Foreign currencies	1,119
Foreign currency exchange contracts	(221)
Futures contracts	(271,321)

Net change in unrealized appreciation (depreciation)	24,855,102

NET REALIZED AND UNREALIZED GAIN	14,749,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,415,511

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,665,968	$9,165,560
Net realized loss	(10,105,559)	(19,785,470)
Net change in unrealized appreciation (depreciation)	24,855,102	98,419,663

Net increase in net assets resulting from operations	20,415,511	87,799,753

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,942,135)
Service Class	—	(3,872,055)

	—	(8,814,190)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,649,325	19,806,376
Service Class	111,629,958	249,729,422
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,942,135
Service Class	—	3,872,055

	117,279,283	278,349,988

Cost of shares redeemed:
Standard Class	(22,620,233)	(46,905,099)
Service Class	(20,672,816)	(24,771,706)

	(43,293,049)	(71,676,805)

Increase in net assets derived from capital share transactions	73,986,234	206,673,183

NET INCREASE IN NET ASSETS	94,401,745	285,658,746
NET ASSETS:
Beginning of period	683,953,135	398,294,389

End of period	$778,354,880	$683,953,135

Undistributed net investment income	$6,036,349	$370,381

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–6

LVIP BlackRock Equity Dividend RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP BlackRock Equity Dividend RPM Fund Standard Class
	Six Months
	Ended
	6/30/14[1]			Year Ended
	(unaudited)	12/31/13	12/31/12[2]	12/31/11	12/31/10	12/31/09[3]
Net asset value, beginning of period	$17.455	$14.977	$12.887	$13.363	$11.440	$9.378

Income (loss) from investment operations:
Net investment income[4]	0.148	0.299	0.221	0.184	0.155	0.145
Net realized and unrealized gain (loss)	0.315	2.428	1.966	(0.527)	1.893	2.037

Total from investment operations	0.463	2.727	2.187	(0.343)	2.048	2.182

Less dividends and distributions from:
Net investment income	—	(0.249)	(0.097)	(0.133)	(0.125)	(0.120)

Total dividends and distributions	—	(0.249)	(0.097)	(0.133)	(0.125)	(0.120)

Net asset value, end of period	$17.918	$17.455	$14.977	$12.887	$13.363	$11.440

Total return[5]	2.65%	18.21%	16.99%	(2.57% )	17.93%	23.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$343,578	$351,809	$322,496	$314,272	$396,596	$350,348
Ratio of expenses to average net assets	0.72%	0.76%	0.78%	0.78%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.80%	0.84%	0.83%	0.83%	0.84%	0.84%
Ratio of net investment income to average net assets	1.72%	1.84%	1.54%	1.35%	1.28%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.64%	1.76%	1.49%	1.30%	1.23%	1.47%
Portfolio turnover	9%	14%	103%	26%	19%	222%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–7

LVIP BlackRock Equity Dividend RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP BlackRock Equity Dividend RPM Fund Service Class
	Six Months
	Ended
	6/30/14[1]			Year Ended
	(unaudited)	12/31/13	12/31/12[2]	12/31/11	12/31/10	12/31/09[3]

Net asset value, beginning of period	$17.434	$14.961	$12.874	$13.348	$11.429	$9.372

Income (loss) from investment operations:
Net investment income[4]	0.126	0.261	0.186	0.150	0.125	0.121
Net realized and unrealized gain (loss)	0.314	2.419	1.962	(0.525)	1.889	2.032

Total from investment operations	0.440	2.680	2.148	(0.375)	2.014	2.153

Less dividends and distributions from:
Net investment income	—	(0.207)	(0.061)	(0.099)	(0.095)	(0.096)

Total dividends and distributions	—	(0.207)	(0.061)	(0.099)	(0.095)	(0.096)

Net asset value, end of period	$17.874	$17.434	$14.961	$12.874	$13.348	$11.429

Total return[5]	2.52%	17.92%	16.69%	(2.81% )	17.64%	23.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$434,777	$332,144	$75,798	$39,098	$35,019	$33,203
Ratio of expenses to average net assets	0.97%	1.01%	1.03%	1.03%	1.04%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.05%	1.09%	1.08%	1.08%	1.09%	1.09%
Ratio of net investment income to average net assets	1.47%	1.59%	1.29%	1.10%	1.03%	1.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.39%	1.51%	1.24%	1.05%	0.98%	1.22%
Portfolio turnover	9%	14%	103%	26%	19%	222%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing at the close of business on September 21, 2012, BlackRock Investment Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio.

[3]

Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend RPM Fund–8

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Equity Dividend RPM Fund–9

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund, and 0.70% of the average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $250 million of the average daily net assets of the Fund; 0.10% on the next $500 million; and 0.13% of the average daily net assets in excess of $750 million. This agreement will continue through at least July 1, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (BlackRock) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $15,128 and $3,920, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $24,630 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$409,637
Distribution fees payable to LFD	87,450
Trading operation fees payable to Lincoln Life	3,889

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$128,383,208
Sales	57,771,745

LVIP BlackRock Equity Dividend RPM Fund–10

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$640,437,183

Aggregate unrealized appreciation	$137,723,725
Aggregate unrealized depreciation	(3,656,442)

Net unrealized appreciation	$134,067,283

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $54,885,885 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $36,214,077 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$9,785,807	$8,886,001

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$713,968,639	$—	$713,968,639
Money Market Fund	60,535,827	—	60,535,827

Total	$774,504,466	$—	$774,504,466

Foreign Currency Exchange Contracts	$—	$(135)	$(135)

Futures Contracts	$1,442,392	$—	$1,442,392

There were no Level 3 investments at the beginning or end of the period.

LVIP BlackRock Equity Dividend RPM Fund–11

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	325,708	1,217,848
Service Class	6,473,280	15,279,083
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	284,522
Service Class	—	223,173

	6,798,988	17,004,626

Shares redeemed:
Standard Class	(1,306,035)	(2,880,038)
Service Class	(1,200,894)	(1,517,129)

	(2,506,929)	(4,397,167)

Net increase (decrease)	4,292,059	12,607,459

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary

LVIP BlackRock Equity Dividend RPM Fund–12

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$28	Receivables and other assets net of liabilities	$(163)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	1,442,392	Receivables and other assets net of liabilities	—

Total		$1,442,420		$(163)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$11,427	$(221)
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(11,035,612)	(271,321)

Total		$(11,024,185)	$(271,542)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$36,516	$40,475
Futures contracts (average notional value)	48,094,535	29,018,638

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of net assets.

LVIP BlackRock Equity Dividend RPM Fund–13

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign currency exchange contracts	$28	$—	$28
Futures contracts - variation margin[1]	20,700	—	20,700

Total	$20,728	$—	$20,728

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Banque Paribas	$28	$—	$—	$28
Goldman Sachs Capital	20,700	—	—	20,700

Total	$20,728	$—	$—	$20,728

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Foreign Currency Exchange Contracts	$(163)	$—	$(163)

Total	$(163)	$—	$(163)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Northern Trust	$(92)	$—	$—	$(92)
Royal Bank of Scotland	(71)	—	—	(71)

Total	$(163)	$—	$—	$(163)

1Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP BlackRock Equity Dividend RPM Fund–14

LVIP BlackRock Equity Dividend RPM Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Equity Dividend RPM Fund–15

LVIP BlackRock Global Allocation V.I. RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP BlackRock Global Allocation V.I. RPM Fund

LVIP BlackRock Global Allocation V.I. RPM Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,028.95	0.09%	$0.45
Service Class Shares	1,000.00	1,027.14	0.44%	2.21
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.35	0.09%	$0.45
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP BlackRock Global Allocation V.I. RPM Fund–1

LVIP BlackRock Global Allocation V.I. RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.12%
International Equity Fund	95.09%
Money Market Fund	4.03%
Total Value of Securities	99.12%
Receivables and Other Assets Net of Liabilities	0.88%
Total Net Assets	100.00%

LVIP BlackRock Global Allocation V.I. RPM Fund–2

LVIP BlackRock Global Allocation V.I. RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

Number of		Value
Shares		(U.S. $)
INVESTMENT COMPANIES–99.12%
International Equity Fund–95.09%
*BlackRock Global Allocation V.I. Fund	32,046,613	$585,171,145

		585,171,145

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	24,832,174	$24,832,174

		24,832,174

Total Investment Companies (Cost $588,793,524)		610,003,319

TOTAL VALUE OF SECURITIES–99.12% (Cost $588,793,524)	610,003,319
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	5,403,775

NET ASSETS APPLICABLE TO 56,076,900 SHARES OUTSTANDING–100.00%	$615,407,094

NET ASSET VALUE–LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM FUND STANDARD CLASS ($3,139,072 / 284,887 Shares)	$11.019

NET ASSET VALUE–LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM FUND SERVICE CLASS ($612,268,022 / 55,792,013 Shares)	$10.974

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$591,386,769
Accumulated net investment loss	(1,012,077)
Accumulated net realized gain on investments	3,604,000
Net unrealized appreciation of investments and derivatives	21,428,402

Total net assets	$615,407,094

*	Class I shares.

«	Includes $1,137,811 cash pledged as collateral for futures contracts, $1,739,591 payable for investment companies purchased and $475,069 payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
19	British Pound Currency	$1,997,860	$2,030,031	9/18/14	$32,171
47	E-mini MSCI Emerging Markets Index	2,449,751	2,445,645	9/22/14	(4,106)
21	E-mini Russell 2000 Index	2,426,491	2,499,630	9/22/14	73,139
71	E-mini S&P 500 Index	6,827,528	6,931,020	9/22/14	103,492
19	Euro Currency	3,222,528	3,253,275	9/18/14	30,747
83	Euro STOXX 50 Index	3,724,413	3,673,095	9/22/14	(51,318)
18	FTSE 100 Index	2,073,415	2,067,518	9/22/14	(5,897)
19	Japan Yen Currency	2,337,603	2,346,500	9/18/14	8,897
18	Nikkei 225 Index (OSE)	2,661,900	2,693,382	9/12/14	31,482

		$27,721,489			$218,607

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. RPM Fund–3

LVIP BlackRock Global Allocation V.I. RPM Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$916

EXPENSES:
Management fees	1,726,264
Distribution fees-Service Class	800,409
Accounting and administration expenses	73,543
Professional fees	12,587
Trustees’ fees and expenses	3,539
Custodian fees	3,347
Reports and statements to shareholders	1,963
Consulting fees	1,860
Pricing fees	149
Other	512

2,624,173
Less management fees waived	(1,611,180)

Total operating expenses	1,012,993

NET INVESTMENT LOSS	(1,012,077)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Sale of investments in investment companies	(16,660)
Foreign currencies	(10,492)
Futures contracts	(1,970,597)

Net realized loss	(1,997,749)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	19,388,496
Foreign currencies	(556)
Futures contracts	(134,180)

Net change in unrealized appreciation (depreciation)	19,253,760

NET REALIZED AND UNREALIZED GAIN	17,256,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,243,934

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. RPM Fund

Statements of Changes in Net Assets

	Six Months
	Ended	5/1/13*
	6/30/14	to
	(unaudited)	12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,012,077)	$2,985,318
Net realized gain (loss)	(1,997,749)	9,830,566
Net change in unrealized appreciation (depreciation)	19,253,760	2,174,642

Net increase in net assets resulting from operations	16,243,934	14,990,526

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(4,468)
Service Class	—	(489,615)

	—	(494,083)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	166,246	2,774,209
Service Class	280,483,341	349,533,538
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,468
Service Class	—	489,615

	280,649,587	352,801,830

Cost of shares redeemed:
Standard Class	(75,480)	(729)
Service Class	(13,596,779)	(35,111,712)

	(13,672,259)	(35,112,441)

Increase in net assets derived from capital share transactions	266,977,328	317,689,389

NET INCREASE IN NET ASSETS	283,221,262	332,185,832
NET ASSETS:
Beginning of period	332,185,832	—

End of period	$615,407,094	$332,185,832

Accumulated net investment loss	$(1,012,077)	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. RPM Fund–4

LVIP BlackRock Global Allocation V.I. RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP BlackRock Global Allocation V.I. RPM Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/1/13[2]	Ended	5/1/13[2]
	6/30/14[1]	to	6/30/14[1]	to
	(unaudited)	12/31/13	(unaudited)	12/31/13
Net asset value, beginning of period	$10.709	$10.000	$10.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.235	(0.023)	0.213
Net realized and unrealized gain	0.315	0.490	0.313	0.487

Total from investment operations	0.310	0.725	0.290	0.700

Less dividends and distributions from:
Net realized gain	—	(0.016)	—	(0.016)

Total dividends and distributions	—	(0.016)	—	(0.016)

Net asset value, end of period	$11.019	$10.709	$10.974	$10.684

Total return[4]	2.89%	7.25%	2.71%	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,139	$2,961	$612,268	$329,225
Ratio of expenses to average net assets[5]	0.09%	0.10%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.79%	0.84%	1.14%	1.19%
Ratio of net investment income (loss) to average net assets	(0.09% )	3.42%	(0.44% )	3.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.79% )	2.68%	(1.14% )	2.33%
Portfolio turnover	0%	13%	0%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. RPM Fund–5

LVIP BlackRock Global Allocation V.I. RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation V.I. RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies (mutual funds), primarily the BlackRock Global Allocation V.I. Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The BlackRock Global Allocation V.I. Fund invests primarily in a portfolio of equity, debt and money market securities. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2013, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP BlackRock Global Allocation V.I. RPM Fund–6

LVIP BlackRock Global Allocation V.I. RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $9,029 and $2,334, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $17,686 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$24,042
Distribution fees payable to LFD	167,396
Trading operation fees payable to Lincoln Life	3,329

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 87.89% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$250,248,959
Sales	585,571

LVIP BlackRock Global Allocation V.I. RPM Fund–7

LVIP BlackRock Global Allocation V.I. RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$588,869,043

Aggregate unrealized appreciation	$21,134,276
Aggregate unrealized depreciation	—

Net unrealized appreciation	$21,134,276

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$610,003,319

Futures Contracts	$218,607

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. RPM Fund–8

LVIP BlackRock Global Allocation V.I. RPM Fund
Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	5/1/13*
	Ended	to
	6/30/14	12/31/13
Shares sold:
Standard Class	15,438	276,158
Service Class	26,249,553	34,176,707
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	419
Service Class	—	46,004

	26,264,991	34,499,288

Shares redeemed:
Standard Class	(7,059)	(69)
Service Class	(1,272,632)	(3,407,619)

	(1,279,691)	(3,407,688)

Net increase	24,985,300	31,091,600

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$208,113	Receivables and other assets net of liabilities	$(61,321)
Foreign currency contracts (Futures contracts)	Receivables and other assets net of liabilities	71,815	Receivables and other assets net of liabilities	—

Total		$279,928		$(61,321)

LVIP BlackRock Global Allocation V.I. RPM Fund–9

LVIP BlackRock Global Allocation V.I. RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,986,333)	$(205,775)
Foreign currency contracts (Futures contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	15,736	71,595

Total		$(1,970,597)	$(134,180)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$21,420,144	$9,361,476

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDAMaster Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2014, the Fund has the following assets subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Asstes	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Futures Contracts - Variation Margin[1]	$49,035	$—	$49,035

		Gross Amounts Not Offset in the Statement of Net Assets
	NetAmount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Goldman Sachs Capital	$49,035	$—	$—	$49,035

1Unrealized appreciation (depreciation) on futures is disclosed in the statement of net assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP BlackRock Global Allocation V.I. RPM Fund–10

LVIP BlackRock Global Allocation V.I. RPM Fund

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation V.I. RPM Fund–11

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,053.40	0.47%	$2.39
Service Class Shares	1,000.00	1,052.10	0.72%	3.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.46	0.47%	$2.36
Service Class Shares	1,000.00	1,021.22	0.72%	3.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	19.77%
Commercial Mortgage-Backed Securities	0.84%
Corporate Bonds	0.11%
Non-Agency Collateralized Mortgage Obligations	0.24%
Sovereign Bonds	19.40%
France	4.99%
Germany	13.14%
Italy	0.84%
Japan	0.08%
New Zealand	0.35%
U.S. Treasury Obligations	51.98%
Money Market Fund	7.18%
Total Value of Securities	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–19.77%
Fannie Mae S.F. 30 yr
4.00% 6/1/44	21,911,628	$23,286,940
4.00% 7/1/44	89,212,765	94,812,320
Freddie Mac S.F. 30 yr
4.00% 6/1/44	112,954,772	119,825,076

Total Agency Mortgage-Backed Securities (Cost $237,258,098)		237,924,336

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.84%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	1,004,777
Banc of America Merrill Lynch Commercial Mortgage
•Series 2005-5 A4 5.115% 10/10/45	758,935	789,897
•Series 2005-5 AM 5.176% 10/10/45	601,000	633,342
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	922,023
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	427,771	437,049
Series 2005-GG4 A4A 4.751% 7/10/39	2,201,317	2,246,526
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	914,771
Greenwich Capital Commercial Funding
Series 2005-GG3 A3 4.569% 8/10/42	3,281	3,278
•Series 2005-GG3 A4 4.799% 8/10/42	564,000	568,963
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48	798,000	795,663
LB-UBS Commercial Mortgage Trust
•Series 2005-C5 AM 5.017% 9/15/40	751,000	782,180
•Series 2005-C7 AM 5.263% 11/15/40	667,000	704,140
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	352,292

Total Commercial Mortgage-Backed Securities (Cost $10,490,148)		10,154,901

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.11%
Consumer Finance–0.04%
Caterpillar Financial Services 1.125% 12/15/14	488,000	$489,963

		489,963

Diversified Telecommunication Services–0.03%
AT&T 5.10% 9/15/14	289,000	291,531

		291,531

Pharmaceuticals–0.04%
Sanofi 1.20% 9/30/14	507,000	508,188

		508,188

Total Corporate Bonds (Cost $1,289,497)		1,289,682

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.24%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	156,421	163,838
Series 2003-6 1A4 5.50% 5/25/33	293,154	306,628
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	125,114	128,022
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	440,919	445,293
CHL Mortgage Pass Through Trust
¿Series 2003-35 1A3 5.00% 9/25/18	132,847	136,509
¿Series 2004-5 2A4 5.50% 5/25/34	246,986	261,451
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	301,925	316,707
•PHHMC Trust Series 2007-6 A1 5.623% 12/18/37	277,642	281,173
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41	77,403	78,666
¿WaMu Mortgage Pass Through Certificates Series 2003-S11 3A5 5.95% 11/25/33	385,833	411,585

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 1A14 5.25% 1/25/34		253,492	$269,358
Series 2007-3 3A1 5.50% 4/25/22		102,070	105,382

Total Non-Agency Collarterized Mortgage Obligations (Cost $2,912,382)			2,904,612

rSOVEREIGN BONDS–19.40%
France–4.99%
France Government Bond O.A.T. 0.25% 11/25/16	EUR	43,750,000	60,093,387

			60,093,387

Germany–13.14%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	4,614,351	6,654,992
Bundesschatzanweisungen 0.25% 6/10/16	EUR	70,025,000	96,297,378
Deutsche Bundesrepublik Inflation Linked Bond 1.50% 4/15/16	EUR	39,099,506	55,107,987

			158,060,357

Italy–0.84%
Italy Buoni Poliennali Del Tesoro Inflation Linked 2.10% 9/15/16	EUR	7,058,131	10,076,395

			10,076,395

Japan–0.08%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	86,428,200	952,094

			952,094

New Zealand–0.35%
New Zealand Government Bond 3.00% 9/20/30	NZD	4,655,969	4,243,386

			4,243,386

Total Sovereign Bonds (Cost $230,691,900)			233,425,619

U.S. TREASURY OBLIGATIONS–51.98%
U.S. Treasury Inflation Index Bonds
0.625% 2/15/43		46,627,572	42,407,404
0.75% 2/15/42		23,872,080	22,509,700
1.375% 2/15/44		10,068,037	11,090,969
1.75% 1/15/28		27,457,870	31,649,479
2.00% 1/15/26		11,137,888	13,134,878

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Bonds (continued)
2.125% 2/15/40	7,097,497	$9,043,212
2.125% 2/15/41	6,228,458	7,996,755
2.375% 1/15/25	19,108,488	23,172,767
2.375% 1/15/27	23,119,309	28,400,638
2.50% 1/15/29	4,745,962	5,994,003
3.375% 4/15/32	2,594,976	3,751,160
3.625% 4/15/28	17,216,377	24,206,502
3.875% 4/15/29	13,394,820	19,602,489
U.S. Treasury Inflation Index Notes
0.125% 4/15/16	1,927,902	1,979,639
0.125% 4/15/17	1,649,157	1,706,813
0.125% 4/15/18	68,921,381	71,231,350
0.125% 4/15/19	21,499,687	22,147,194
0.125% 1/15/22	16,335,769	16,456,376
0.125% 7/15/22	17,499,697	17,630,945
0.125% 1/15/23	25,962,528	25,891,547
0.375% 7/15/23	38,634,577	39,406,186
¥0.625% 7/15/21	20,176,989	21,270,178
0.625% 1/15/24	59,031,343	61,208,124
1.125% 1/15/21	38,332,779	41,553,615
1.25% 7/15/20	24,999,119	27,416,034
1.375% 1/15/20	5,924,459	6,502,787
2.50% 7/15/16	25,837,539	28,052,901

Total U.S. Treasury Obligations (Cost $611,682,552)		625,413,645

	Number of Shares
MONEY MARKET FUNDS–7.18%
BlackRock Liquidity TempFund.	39,934,527	39,934,526
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	46,463,708	46,463,708

Total Money Market Funds (Cost $86,398,235)		86,398,234

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.52% (Cost $1,180,722,812)	$1,197,511,029
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	5,804,284

NET ASSETS APPLICABLE TO 112,400,343 SHARES OUTSTANDING–100.00%	$1,203,315,313

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($354,957,783 / 33,070,422 Shares)	$10.733

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($848,357,530 / 79,329,921 Shares)	$10.694

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,244,389,342
Undistributed net investment income	14,567,429
Accumulated net realized loss on investments	(71,891,466)
Net unrealized depreciation of investments and derivatives.	16,250,008

Total net assets	$1,203,315,313

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $3,637,234, which represents 0.30% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

r	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«	Includes $4,097,346 cash pledged as collateral for futures contracts and $743,074 payable for fund shares redeemed as of June 30, 2014.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	MXN	113,847,072	USD	(8,733,178)	7/23/14	$25,299
BCLY	EUR	(19,774,238)	USD	26,826,464	9/12/14	(257,091)
BCLY	JPY	(94,420,000)	USD	926,211	7/7/14	(5,787)
BCLY	JPY	(590,927,649)	USD	5,813,754	9/12/14	(21,997)
DB	CAD	360,000	USD	(327,206)	7/23/14	10,023
DB	EUR	(114,289,000)	USD	155,357,037	7/7/14	(1,137,655)
DB	MXN	(113,680,000)	USD	8,734,095	7/23/14	(11,529)
GSC	NZD	(2,737,000)	USD	2,355,161	7/23/14	(35,729)
JPMC	AUD	(9,512,095)	NOK	53,494,031	9/12/14	(224,597)
JPMC	NZD	(1,370,000)	USD	1,175,453	7/23/14	(21,302)
UBS	AUD	9,550,000	NOK	(54,686,642)	9/12/14	66,235
UBS	EUR	(52,240,000)	USD	70,942,546	7/7/14	(589,121)

						$(2,203,251)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(983)	90 Day Euro Future	$(244,560,383)	$(244,484,388)	6/16/15	$75,995
(1,125)	Euro-Schatz	(170,429,191)	(170,461,355)	9/9/14	(32,164)
(351)	U.S. Treasury 2 yr Notes	(77,051,874)	(77,077,406)	10/6/14	(25,532)
24	U.S. Treasury 5 yr Notes	2,864,465	2,867,062	10/6/14	2,597
(1,058)	U.S. Treasury 10 yr Notes	(131,837,216)	(132,431,843)	9/22/14	(594,627)
(862)	U.S. Treasury Long Bonds	(117,334,104)	(118,255,625)	9/22/14	(921,521)
(128)	U.S. Ultra Bonds	(19,208,105)	(19,192,000)	9/22/14	16,105

		$(757,556,408)			$(1,479,147)

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$461,537,500	7/25/14	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.552%.	$2,827,273*

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements”.

*Swap contract was fair valued at June 30, 2014.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

CAD–Canadian Dollar

DB–Deutsche Bank

EUR–European Monetary Unit

GSC–Goldman Sachs Capital

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Interest	$15,701,621
Dividends	484

15,702,105

EXPENSES:
Management fees	2,417,736
Distribution fees-Service Class	1,023,013
Accounting and administration expenses	140,178
Reports and statements to shareholders	48,404
Professional fees	24,443
Custodian fees	14,954
Trustees’ fees and expenses	11,681
Pricing fees	2,724
Consulting fees	1,563
Other	6,495

Total operating expenses	3,691,191

NET INVESTMENT INCOME	12,010,914

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,004,234)
Foreign currencies	1,514,008
Foreign currency exchange contracts	(675,633)
Futures contracts	(6,877,718)
Swap contracts	7,312,500

Net realized gain	268,923

Net change in unrealized appreciation (depreciation) of:
Investments	46,634,946
Foreign currencies	16,166
Foreign currency exchange contracts	(394,717)
Futures contracts	(4,013,521)
Swap contracts	4,809,028

Net change in unrealized appreciation (depreciation)	47,051,902

NET REALIZED AND UNREALIZED GAIN	47,320,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,331,739

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,010,914	$1,649,710
Net realized gain (loss)	268,923	(62,275,214)
Net change in unrealized appreciation (depreciation)	47,051,902	(45,925,633)

Net increase (decrease) in net assets resulting from operations	59,331,739	(106,551,137)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,597,869)
Service Class	—	(2,210,463)
Net realized gain:
Standard Class	—	(7,585,305)
Service Class	—	(20,838,909)

	—	(32,232,546)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	57,694,693	236,582,559
Service Class	66,816,952	648,403,244
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,183,174
Service Class	—	23,049,372

	124,511,645	917,218,349

Cost of shares redeemed:
Standard Class	(31,419,865)	(221,011,408)
Service Class	(64,782,186)	(169,169,969)

	(96,202,051)	(390,181,377)

Increase in net assets derived from capital share transactions	28,309,594	527,036,972

NET INCREASE IN NET ASSETS	87,641,333	388,253,289
NET ASSETS:
Beginning of period	1,115,673,980	727,420,691

End of period	$1,203,315,313	$1,115,673,980

Undistributed net investment income	$14,567,429	$2,556,515

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
			Standard Class

	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	5/3/10[2] to 12/31/10

Net asset value, beginning of period	$10.189	$11.480	$11.023	$10.131	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.118	0.035	0.097	0.220	0.080
Net realized and unrealized gain (loss)	0.426	(0.997)	0.618	1.010	0.156

Total from investment operations	0.544	(0.962)	0.715	1.230	0.236

Less dividends and distributions from:
Net investment income	—	(0.057)	—	(0.231)	(0.105)
Net realized gain	—	(0.272)	(0.258)	(0.107)	—

Total dividends and distributions	—	(0.329)	(0.258)	(0.338)	(0.105)

Net asset value, end of period	$10.733	$10.189	$11.480	$11.023	$10.131

Total return[4]	5.34%	(8.37% )	6.51%	12.14%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$354,958	$311,319	$334,673	$156,626	$148,262
Ratio of expenses to average net assets	0.47%	0.48%	0.51%	0.52%	0.55%
Ratio of net investment income to average net assets	2.27%	0.32%	0.85%	2.06%	1.18%
Portfolio turnover	193%	438%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund
			Service Class

	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	5/3/10[2] to 12/31/10

Net asset value, beginning of period	$10.164	$11.450	$11.022	$10.129	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.104	0.008	0.068	0.197	0.063
Net realized and unrealized gain (loss)	0.426	(0.993)	0.618	1.005	0.155

Total from investment operations	0.530	(0.985)	0.686	1.202	0.218

Less dividends and distributions from:
Net investment income	—	(0.029)	—	(0.202)	(0.089)
Net realized gain	—	(0.272)	(0.258)	(0.107)	—

Total dividends and distributions	—	(0.301)	(0.258)	(0.309)	(0.089)

Net asset value, end of period	$10.694	$10.164	$11.450	$11.022	$10.129

Total return[4]	5.21%	(8.60% )	6.24%	11.88%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$848,357	$804,355	$392,748	$241,007	$15,303
Ratio of expenses to average net assets	0.72%	0.73%	0.76%	0.77%	0.80%
Ratio of net investment income to average net assets	2.02%	0.07%	0.60%	1.81%	0.93%
Portfolio turnover	193%	438%	483%	657%	359%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million.

BlackRock Financial Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $24,758 and $6,427, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$410,448
Distribution fees payable to LFD	172,679

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$705,618,886
Purchases of U.S. government securities	1,456,850,460
Sales other than U.S. government securities	653,939,207
Sales of U.S. government securities	1,473,171,070

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Cost of investments	$1,191,388,119

Aggregate unrealized appreciation	$23,130,627
Aggregate unrealized depreciation	(17,007,717)

Net unrealized appreciation	$6,122,910

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$46,497,565	$973,651

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$250,983,849	$—	$250,983,849
Corporate Debt	—	1,289,682	—	1,289,682
Sovereign Bonds	—	233,425,619	—	233,425,619
U.S. Treasury Obligations	—	625,413,645	—	625,413,645
Money Market Funds	86,398,234	—	—	86,398,234

Total	$86,398,234	$1,111,112,795	$—	$1,197,511,029

Foreign Currency Exchange Contracts	$—	$(2,203,251)	$—	$(2,203,251)

Futures Contracts	$(1,479,147)	$—	$—	$(1,479,147)

Index Swap Contract	$—	$—	$2,827,273	$2,827,273

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/14	12/31/13
Shares sold:
Standard Class	5,513,694	21,418,654
Service Class	6,421,506	58,345,865
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	902,613
Service Class	—	2,269,309

	11,935,200	82,936,441

Shares redeemed:
Standard Class	(2,998,168)	(20,918,136)
Service Class	(6,228,517)	(15,779,105)

	(9,226,685)	(36,697,241)

Net increase	2,708,515	46,239,200

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into index swap contracts in the normal course of pursuing its investment objective and strategies. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$101,557	Receivables and other assets net of liabilities	$(2,304,808)
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	94,697	Receivables and other assets net of liabilities	(1,573,844)
Index contracts (Index swap contracts)	Receivables and other assets net of liabilities	2,827,273	Receivables and other assets net of liabilities	—

Total		$3,023,527		$(3,878,652)

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$(675,633)	$(394,717)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	(6,877,718)	(4,013,521)
Index contracts (Index swap contracts)	Net realized gain on index swap contracts and net unrealized appreciation (depreciation) of index swap contracts	7,312,500	4,809,028

Total		$(240,851)	$400,790

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts	$62,129,576	$211,915,105
Futures contracts (average notional value)	170,120,334	359,056,514
Index swap contracts (average notional value)	120,991,930	—

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2014, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign Currency Exchange Contracts	$101,557	$(76,258)	$25,299
Index Swaps	2,827,273	—	2,827,273

Total	$2,928,830	$(76,258)	$2,852,572

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[1]
Bank of America Merrill Lynch	$25,299	$—	$—	$25,299
Barclays Bank	2,827,273	(2,827,273)	—	—

Total	$2,852,572	$(2,827,273)	$—	$25,299

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Foreign Currency Exchange Contracts	$(2,304,808)	$76,258	$(2,228,550)
Futures Contracts - Variation Margin[2]	(367,409)	—	(367,409)

Total	$(2,672,217)	$76,258	$(2,595,959)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Barclays Bank	$(284,875)	$—	$—	$(284,875)
Deutsche Bank	(1,139,161)	—	—	(1,139,161)
Goldman Sachs Capital	(35,729)	—	—	(35,729)
JPMorgan Chase Bank	(613,308)	—	—	(613,308)
Union Bank of Switzerland	(522,886)	—	—	(522,886)

Total	$(2,595,959)	$—	$—	(2,595,959)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Unrealized appreciation (depreciation) on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Multi-Asset Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP BlackRock Multi-Asset Income Fund

LVIP BlackRock Multi-Asset Income Fund Disclosure OF FUND EXPENSES (unaudited) For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,018.60	0.36%	$0.61
Service Class Shares	1,000.00	1,018.10	0.61%	1.03
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.56%
Equity Funds	28.01%
Fixed Income Funds	47.31%
International Equity Funds	23.48%
Money Market Fund	0.76%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.56%
Equity Funds–28.01%
Alerian MLP ETF	8,283	$157,377
iShares Core High Dividend ETF	7,454	562,106
iShares U.S. Preferred Stock ETF	17,699	706,367

		1,425,850

Fixed Income Funds–47.31%
iShares 1-3 Year Credit Bond ETF	2,369	250,356
iShares 10+ Year Credit Bond ETF	4,216	255,237
iShares CMBS ETF	4,617	238,745
iShares iBoxx $ High Yield Corporate Bond ETF	15,900	1,513,680
iShares Intermediate Credit Bond ETF	1,369	150,836

		2,408,854

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.48%
iShares Emerging Markets Dividend ETF	3,078	$149,806
iShares Europe ETF	3,024	146,876
iShares International Select Dividend ETF	22,528	898,642

		1,195,324

Money Market Fund–0.76%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	38,582	38,583

		38,583

Total Investment Companies (Cost $5,017,469)		5,068,611

TOTAL VALUE OF SECURITIES–99.56% (Cost $5,017,469)	5,068,611
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	22,350

NET ASSETS APPLICABLE TO 500,000 SHARES OUTSTANDING–100.00%	$5,090,961

NET ASSET VALUE–LVIP BLACKROCK MULTI-ASSET INCOME FUND STANDARD CLASS ($509,287 / 50,000 Shares)	$10.186

NET ASSET VALUE–LVIP BLACKROCK MULTI-ASSET INCOME FUND SERVICE CLASS ($4,581,674 / 450,000 Shares)	$10.181

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$5,000,000
Undistributed net investment income	39,819
Net unrealized appreciation of investments and derivatives	51,142

Total net assets	$5,090,961

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MLP–Master Limited Partnership

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund Statement of Operations May 1, 2014* to June 30, 2014 (unaudited)	LVIP BlackRock Multi-Asset Income Fund Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$44,747

EXPENSES:
Management fees	5,728
Professional fees	4,663
Pricing fees	4,000
Distribution fees-Service Class	1,895
Reports and statements to shareholders	578
Custodian fees	235
Accounting and administration expenses	186
Trustees’ fees and expenses	8
Other	3

17,296
Less management fees waived	(3,538)
Less expenses reimbursed	(8,830)

Total operating expenses	4,928

NET INVESTMENT INCOME	39,819

NET UNREALIZED GAIN:
Net unrealized appreciation of investments in investment companies	51,142

NET UNREALIZED GAIN	51,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,961

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$39,819
Net unrealized appreciation	51,142

Net increase in net assets resulting from operations	90,961

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	500,000
Service Class	4,500,000

5,000,000

Increase in net assets derived from capital share transactions	5,000,000

NET INCREASE IN NET ASSETS	5,090,961
NET ASSETS:
Beginning of period	—

End of period	$5,090,961

Undistributed net investment income	$39,819

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Multi-Asset Income Fund Financial Highlights

Select data for each share of the Fund outstanding through the period were as follows:

	LVIP Blackrock Multi-Asset Income Fund
	Standard Class 5/1/14[1] to 6/30/14 (unaudited)	Service Class 5/1/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.083	0.079
Net unrealized gain	0.103	0.102

Total from investment operations	0.186	0.181

Net asset value, end of period	$10.186	$10.181

Total return[3]	1.86%	1.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 509	$ 4,582
Ratio of expenses to average net assets	0.36%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.83%	2.08%
Ratio of net investment income to average net assets	4.95%	4.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.48%	3.23%
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–5

LVIP BlackRock Multi-Asset Income Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Multi-Asset Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize current income, capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.42% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.36% of the Fund’s average daily net assets for the Standard Class and 0.61% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LVIP BlackRock Multi-Asset Income Fund–6

LVIP BlackRock Multi-Asset Income Fund Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

BlackRock Investment Management, LLC. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for these administrative and legal services amounted to $22 and $6, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,389
Management fees payable to LIAC	1,083
Distribution fees payable to LFD	937

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares and Service Class shares of the Fund.

* Date of commencement of operations

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,978,887
Sales	—

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$5,017,469

Aggregate unrealized appreciation	$55,262
Aggregate unrealized depreciation	(4,120)

Net unrealized appreciation	$51,142

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP BlackRock Multi-Asset Income Fund–7

LVIP BlackRock Multi-Asset Income Fund Notes to Financial Statements (continued) 3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$5,068,611

There were no Level 3 investments at the end of the period.

During the period May, 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	50,000
Service Class	450,000

Net increase	500,000

* Date of commencement of operations.

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Multi-Asset Income Fund–8

LVIP BlackRock Multi-Asset Income Fund Other Fund Information (unaudited)

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP BlackRock Multi-Asset Income Fund (the “Fund”), including (i) the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser; (ii) an investment sub-advisory agreement between LIAC and the named subadviser; and (iii) investment sub-sub-advisory agreements with entities affiliated with the proposed subadvisers (the sub-advisory agreements together with the sub-sub-advisory agreements, the “sub-advisory agreements”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“LNL”) and the proposed subadviser prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC, LNL and the proposed subadviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information concerning the investment performance of the subadviser (and the underlying funds, where applicable), advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement and the sub-advisory agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and sub-advisory agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the sub-advisory agreement for the Fund.

In considering the approval of the Advisory Agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

With respect to the Fund, the Board also considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the proposed subadviser, including the assessment of its compliance programs required under Rule 38a-1 under the Investment Company Act of 1940, as amended, and its code of ethics.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC proposed to contractually waive 0.42% of the advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. In addition, the Board considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.36% for the standard class and 0.61% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the advisory fee waiver and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

LVIP BlackRock Multi-Asset Income Fund–9

LVIP BlackRock Multi-Asset Income Fund Other Fund Information (continued) Advisory Agreement (continued)

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Multi-Asset Income Fund, the Board considered the nature, extent and quality of services to be provided by BlackRock under the sub-advisory agreement. The Board also considered that BlackRock served as sub-adviser to other Funds in the Trust. The Board reviewed the services to be provided by BlackRock, the background of the investment professionals at BlackRock and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board also considered the approval of three sub-sub-advisory agreements between BlackRock and three of its affiliates, BlackRock International Limited, BlackRock (Singapore) Limited, and BlackRock Asset Management North Asia Limited. The Board noted that each sub-sub-advisory agreement contained a provision that BlackRock would compensate its affiliates from its sub-advisory fees at a rate to be agreed upon among BlackRock and its affiliate from time to time. The Board concluded that the services to be provided by BlackRock and the affiliated sub-subadvisers were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to BlackRock, Inc., the Independent Trustees considered that the rate of the proposed sub-advisory fee, which includes breakpoints, was negotiated between LIAC and BlackRock, Inc., an unaffiliated third party, and that LIAC would compensate BlackRock from its fee and concluded the proposed sub-advisory fee was reasonable. With respect to the sub-sub-advisory fees to be paid by BlackRock to its affiliated advisers, the Independent Trustees considered that the fees would be negotiated among BlackRock and its affiliates, and that BlackRock would compensate its affiliates from its fee.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it may receive and noted that BlackRock stated that the engagement raises its profile in the broker-dealer community. The Board also considered BlackRock’s statement that, to the extent that the portfolio would invest in iShares ETFs, exchange-traded funds managed by BlackRock, and BlackRock would receive a management fee for the management of the investing portfolio as well as an annual unitary management fee for the management of the iShares ETF, BlackRock would agree to waive a portion of its sub-advisory fee from the Fund equivalent to the management fees and administration fees, if any, received by BlackRock or its affiliates from the underlying ETF.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund–10

LVIP Capital Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Capital Growth Fund

LVIP Capital Growth Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,051.10	0.75%	$3.81
Service Class Shares	1,000.00	1,049.80	1.00%	5.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund Securi ty Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.18%
Aerospace & Defense	1.53%
Automobiles	1.48%
Beverages	3.42%
Biotechnology	7.16%
Capital Markets	2.37%
Chemicals	2.77%
Construction Materials	1.13%
Consumer Finance	1.21%
Electrical Equipment	1.20%
Food & Staples Retailing	2.20%
Food Products	3.72%
Health Care Providers & Services	0.25%
Health Care Technology	0.63%
Hotels, Restaurants & Leisure	7.23%
Household Durables	4.48%
Insurance	0.51%
Internet & Catalog Retail	4.40%
Internet Software & Services	7.61%
IT Services	7.59%
Media	5.23%
Oil, Gas & Consumable Fuels	2.70%
Pharmaceuticals	4.59%
Professional Services	3.92%
Real Estate Investment Trusts	0.98%
Road & Rail	2.49%
Software	4.86%
Specialty Retail	6.85%
Technology Hardware, Storage & Peripherals	3.32%
Textiles, Apparel & Luxury Goods	2.35%
Money Market Fund	2.10%
Total Value of Securities	100.28%
Liabilities Net of Receivables and Other Assets	(0.28%	)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.32%
Gilead Sciences	2.85%
Home Depot	2.69%
Google	2.64%
Facebook Class A	2.62%
Twenty-First Century Fox Class A	2.07%
Bristol-Myers Squibb	2.02%
Google Class A	1.81%
priceline Group	1.79%
D.R.Horton	1.77%
Total	23.58%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund Statement o f Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.18%
Aerospace & Defense–1.53%
Precision Castparts	8,115	$2,048,226
Safran ADR	310,915	5,064,183

		7,112,409

Automobiles–1.48%
Harley-Davidson	98,560	6,884,416

		6,884,416

Beverages–3.42%
Anheuser-Busch InBev ADR	52,615	6,047,568
Diageo ADR	31,640	4,026,823
†Monster Beverage	81,525	5,790,721

		15,865,112

Biotechnology–7.16%
†Biogen Idec	25,125	7,922,164
†Celgene	44,700	3,838,836
†Gilead Sciences	159,780	13,247,360
†Regeneron Pharmaceuticals	18,205	5,142,366
†Vertex Pharmaceuticals	32,460	3,073,313

		33,224,039

Capital Markets–2.37%
BlackRock	21,550	6,887,380
TD AmeriTrade Holding	130,820	4,101,207

		10,988,587

Chemicals–2.77%
Monsanto	58,795	7,334,088
Sherwin-Williams	26,730	5,530,704

		12,864,792

Construction Materials–1.13%
Eagle Materials	55,445	5,227,354

		5,227,354

Consumer Finance–1.21%
American Express	59,105	5,607,291

		5,607,291

Electrical Equipment–1.20%
AMETEK	106,560	5,570,957

		5,570,957

Food & Staples Retailing–2.20%
CVS Caremark	87,890	6,624,269
Whole Foods Market	92,355	3,567,674

		10,191,943

Food Products–3.72%
Keurig Green Mountain	55,092	6,865,014
Mead Johnson Nutrition	30,865	2,875,692
Mondelez International Class A	200,210	7,529,898

		17,270,604

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.25%
McKesson	6,370	$1,186,158

		1,186,158

Health Care Technology–0.63%
†Ims Health Holdings	114,215	2,933,041

		2,933,041

Hotels, Restaurants & Leisure–7.23%
Dunkin’ Brands Group	127,450	5,838,485
Las Vegas Sands	40,680	3,100,630
†Panera Bread Class A	10,920	1,636,144
Starwood Hotels & Resorts Worldwide	83,950	6,784,839
Wyndham Worldwide	67,620	5,120,186
Wynn Resorts	30,515	6,333,693
Yum Brands	58,450	4,746,140

		33,560,117

Household Durables–4.48%
D.R.Horton	334,365	8,218,692
Harman International Industries	41,960	4,507,763
Lennar Class A	192,475	8,080,101

		20,806,556

Insurance–0.51%
†Markel	3,580	2,347,191

		2,347,191

Internet & Catalog Retail–4.40%
†NetFlix	13,325	5,870,995
†priceline Group	6,895	8,294,685
†TripAdvisor	57,610	6,259,903

		20,425,583

Internet Software & Services–7.61%
†Baidu ADR	13,370	2,497,650
†Facebook Class A	180,455	12,142,817
†Google	21,335	12,273,599
†Google Class A	14,360	8,395,861

		35,309,927

IT Services–7.59%
†Alliance Data Systems	27,065	7,612,031
†Cognizant Technology Solutions Class A	166,125	8,125,174
†FleetCor Technologies	44,215	5,827,537
MasterCard Class A	102,095	7,500,920
Visa Class A	29,220	6,156,946

		35,222,608

Media–5.23%
Comcast Class A	118,225	6,346,318
Disney (Walt)	58,810	5,042,369
†Sirius XM Holdings	958,760	3,317,310

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Twenty-First Century Fox Class A	272,790	$9,588,569

		24,294,566

Oil, Gas & Consumable Fuels–2.70%
†Cobalt International Energy	162,870	2,988,665
†Continental Resources	32,130	5,077,825
Pioneer Natural Resources	19,535	4,489,338

		12,555,828

Pharmaceuticals–4.59%
†Actavis	32,630	7,278,121
Bristol-Myers Squibb	193,105	9,367,523
Merck	80,150	4,636,677

		21,282,321

Professional Services–3.92%
Equifax	77,557	5,625,985
†IHS Class A	45,174	6,128,756
Nielsen Holdings	132,810	6,429,332

		18,184,073

Real Estate Investment Trusts–0.98%
American Tower	50,400	4,534,992

		4,534,992

Road & Rail–2.49%
†Hertz Global Holdings	147,375	4,130,921
Hunt (J.B.) Transport Services	37,950	2,799,951
Kansas City Southern	42,915	4,613,792

		11,544,664

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–4.86%
†Adobe Systems	79,000	$5,716,440
Intuit	78,470	6,319,189
†salesforce.com	116,270	6,752,962
†ServiceNow	60,855	3,770,576

		22,559,167

Specialty Retail–6.85%
†AutoZone	14,330	7,684,319
Home Depot	154,355	12,496,581
Lowe’s	143,900	6,905,761
Ross Stores	70,965	4,692,915

		31,779,576

Technology Hardware, Storage & Peripherals–3.32%
Apple	165,720	15,400,360

		15,400,360

Textiles, Apparel & Luxury Goods–2.35%
†Michael Kors Holdings	38,475	3,410,809
PVH	33,070	3,855,962
Ralph Lauren	22,680	3,644,449

		10,911,220

Total Common Stock (Cost $319,333,773)		455,645,452

MONEY MARKET FUND–2.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,757,980	9,757,980

Total Money Market Fund (Cost $9,757,980)		9,757,980

TOTAL VALUE OF SECURITIES–100.28% (Cost $329,091,753)	465,403,432
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(1,293,217)

NET ASSETS APPLICABLE TO 11,791,370 SHARES OUTSTANDING–100.00%	$464,110,215

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($131,588,426 / 3,317,234 Shares)	$39.668

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($332,521,789 / 8,474,136 Shares)	$39.240

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$297,930,131
Undistributed net investment income	65,692
Accumulated net realized gain on investments	29,802,713
Net unrealized appreciation of investments	136,311,679

Total net assets	$464,110,215

† Non-income producing for the period.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund Statement o f Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Capital Growth Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$2,133,120
Foreign tax withheld	(42,282)

2,090,838

EXPENSES:
Management fees	1,540,671
Distribution fees-Service Class	399,476
Accounting and administration expenses	54,725
Reports and statements to shareholders	49,479
Professional fees	13,945
Trustees’ fees and expenses	4,649
Custodian fees	3,668
Consulting fees	1,082
Pricing fees	245
Other	2,040

Total operating expenses	2,069,980

NET INVESTMENT INCOME	20,858

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	34,861,491
Net change in unrealized appreciation (depreciation) of investments	(12,404,455)

NET REALIZED AND UNREALIZED GAIN	22,457,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,477,894

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,858	$(119,032)
Net realized gain	34,861,491	44,650,622
Net change in unrealized appreciation (depreciation)	(12,404,455)	82,321,568

Net increase in net assets resulting from operations	22,477,894	126,853,158

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,578,047	4,380,477
Service Class	13,377,237	15,617,619

	15,955,284	19,998,096

Cost of shares redeemed:
Standard Class	(7,883,509)	(14,473,869)
Service Class	(23,199,356)	(54,510,094)

	(31,082,865)	(68,983,963)

Decrease in net assets derived from capital share transactions	(15,127,581)	(48,985,867)

NET INCREASE IN NET ASSETS	7,350,313	77,867,291
NET ASSETS:
Beginning of period	456,759,902	378,892,611

End of period	$464,110,215	$456,759,902

Undistributed net investment income	$65,692	$44,834

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund—5

LVIP Capital Growth Fund Finan cial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$37.738	$27.748	$23.305	$25.613	$21.540	$16.019

Income (loss) from investment operations:
Net investment income[2]	0.036	0.049	0.042	0.019	0.057	0.094
Net realized and unrealized gain (loss)	1.894	9.941	4.401	(2.327)	4.026	5.490

Total from investment operations	1.930	9.990	4.443	(2.308)	4.083	5.584

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.010)	(0.063)

Total dividends and distributions	—	—	—	—	(0.010)	(0.063)

Net asset value, end of period	$39.668	$37.738	$27.748	$23.305	$25.613	$21.540

Total return[3]	5.11%	36.00%	19.06%	(9.01% )	18.95%	34.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,588	$130,399	$104,645	$96,924	$117,429	$112,475
Ratio of expenses to average net assets	0.75%	0.76%	0.78%	0.79%	0.80%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.75%	0.76%	0.78%	0.79%	0.81%	0.83%
Ratio of net investment income to average net assets	0.19%	0.15%	0.16%	0.08%	0.26%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.19%	0.15%	0.16%	0.08%	0.25%	0.47%
Portfolio turnover	25%	47%	64%	37%	62%	102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Capital Growth Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13		12/31/12		Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$37.377		$27.551		$23.197		$25.559	$21.539	$16.020

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)		(0.032)		(0.025)		(0.044)	0.002	0.047
Net realized and unrealized gain (loss)	1.875		9.858		4.379		(2.318)	4.018	5.484

Total from investment operations	1.863		9.826		4.354		(2.362)	4.020	5.531

Less dividends and distributions from:
Net investment income	—		—		—		—	—	(0.012)

Total dividends and distributions	—		—		—		—	—	(0.012)

Net asset value, end of period	$39.240		$37.377		$27.551		$23.197	$25.559	$21.539

Total return[3]	4.98%		35.66%		18.77%		(9.24%)	18.66%	34.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$332,522		$326,361		$274,248		$200,602	$146,402	$58,662
Ratio of expenses to average net assets	1.00%		1.01%		1.03%		1.04%	1.05%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.00%		1.01%		1.03%		1.04%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	(0.06%	)	(0.10%	)	(0.09%	)	(0.17% )	0.01%	0.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.06%	)	(0.10%	)	(0.09%	)	(0.17% )	0.00%	0.22%
Portfolio turnover	25%		47%		64%		37%	62%	102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $641 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the average daily net assets of the Fund; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the average daily net assets of the Fund in excess of $1 billion.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $9,699 and $2,523, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$259,454
Distribution fees payable to LFD	67,511

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,256,606
Sales	133,579,158

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$329,694,114

Aggregate unrealized appreciation	$139,497,611
Aggregate unrealized depreciation	(3,788,293)

Net unrealized appreciation	$135,709,318

For federal income tax purposes, at December 31, 2013, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $4,145,615 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund Notes to Financial Statements (continued) 3. Investments (continued)

has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$455,645,452
Money Market Fund	9,757,980

Total	$465,403,432

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	67,614	134,886
Service Class	354,543	485,023

	422,157	619,909

Shares redeemed:
Standard Class	(205,741)	(450,762)
Service Class	(612,077)	(1,707,468)

	(817,818)	(2,158,230)

Net decrease	(395,661)	(1,538,321)

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–11

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Clarion Global Real Estate Fund

LVIP Clarion Global Real Estate Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,114.10	0.73%	$3.83
Service Class Shares	1,000.00	1,112.80	0.98%	5.13
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Security Type/Country	Percentage of Net Assets

Common Stock	98.18%
Australia	6.22%
Canada	1.59%
France	5.77%
Germany	0.95%
Hong Kong	5.91%
Japan	14.39%
Luxembourg	0.77%
Netherlands	1.28%
Singapore	2.76%
Sweden	1.08%
Switzerland	0.59%
United Kingdom	7.12%
United States	49.75%
Warrant	0.01%

Money Market Fund	1.45%

Total Value of Securities	99.64%

Receivables and Other Assets Net of Liabilities	0.36%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Diversified REITs	22.67%
Health Care REITs	4.39%
Hotel REITs	4.89%
Industrial REITs	4.16%
Office REITs	12.50%
Real Estate Management & Development	19.93%
Residential REITs	11.19%
Retail REITs	17.27%
Storage REITs	1.18%
Total	98.18%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Simon Property Group	3.93%
Mitsui Fudosan	3.78%
Equity Residential	2.84%
Unibail-Rodamco	2.78%
Host Hotels & Resorts	2.71%
Mitsubishi Estate	2.54%
Health Care REIT	2.43%
Prologis	2.36%
Land Securities Group	2.32%
Sun Hung Kai Properties	2.20%
Total	27.89%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.18%
Australia–6.22%
Federation Centres	1,593,456	$3,741,943
Goodman Group	1,412,385	6,726,702
†@=GPT Group In-Specie	4,536,115	1
Investa Office Fund	874,413	2,803,840
Mirvac Group	4,155,161	6,994,937
†Scentre Group	1,275,641	3,849,783
Stockland	1,511,800	5,532,021
Westfield	637,404	4,298,120

		33,947,347

Canada–1.59%
Boardwalk Real Estate Investment Trust	45,000	2,752,683
Canadian Real Estate Investment Trust	50,400	2,172,654
RioCan REIT	147,600	3,778,372

		8,703,709

France–5.77%
Fonciere Des Regions	20,303	2,201,195
Gecina	18,380	2,680,266
ICADE	20,711	2,220,473
Klepierre	148,920	7,588,463
Mercialys	69,680	1,623,867
Unibail-Rodamco	52,214	15,188,904

		31,503,168

Germany–0.95%
†LEG Immobilien	77,080	5,192,128

		5,192,128

■Hong Kong–5.91%
Hongkong Land Holdings	925,000	6,169,750
Link REIT	691,000	3,717,858
New World Development	1,163,000	1,323,509
Sino Land	670,535	1,103,954
Sun Hung Kai Properties	874,100	11,988,727
Swire Properties	1,472,600	4,303,598
Wharf Holdings	501,741	3,612,372

		32,219,768

Japan–14.39%
Activia Properties	234	2,057,879
GLP J-REIT	1,415	1,583,783
Hulic	118,180	1,557,226
Japan Real Estate Investment	1,094	6,370,824
Japan Retail Fund Investment	3,259	7,327,644
Kenedix Office Investment	525	2,855,204
Mitsubishi Estate	561,800	13,868,251
Mitsui Fudosan	611,200	20,607,602
Nippon Prologis REIT	1,420	3,310,507
Orix JREIT	1,130	1,583,773
Sumitomo Realty & Development	261,300	11,211,283

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Tatemono	255,200	$2,360,188
United Urban Investment	2,378	3,837,566

		78,531,730

Luxembourg–0.77%
†GAGFAH	230,637	4,198,557

		4,198,557

Netherlands–1.28%
Corio	31,340	1,600,629
Eurocommercial Properties CVA	42,809	2,111,356
Nieuwe Steen Investments	517,610	3,260,192

		6,972,177

Singapore–2.76%
CapitaCommercial Trust	3,251,000	4,432,352
CapitaLand	311,000	798,139
Global Logistic Properties	3,011,500	6,521,012
Suntec Real Estate Investment Trust	2,281,200	3,311,390

		15,062,893

Sweden–1.08%
Castellum	184,141	3,265,107
Fabege	37,900	536,203
Hufvudstaden Class A	148,392	2,082,773

		5,884,083

Switzerland–0.59%
†PSP Swiss Property	33,969	3,198,299

		3,198,299

United Kingdom–7.12%
British Land	579,638	6,969,352
Derwent London	128,735	5,902,812
Great Portland Estates	484,527	5,340,642
Hammerson	533,500	5,296,049
Land Securities Group	712,914	12,641,147
Safestore Holdings	448,333	1,672,811
Unite Group	150,295	1,013,515

		38,836,328

United States–49.75%
American Homes 4 Rent Class A	52,400	930,624
American Realty Capital Properties	574,700	7,200,991
AvalonBay Communities	82,965	11,796,793
BioMed Realty Trust	192,600	4,204,458
Boston Properties	68,010	8,037,422
Brandywine Realty Trust	205,800	3,210,480
Brixmor Property Group	119,200	2,735,640
DCT Industrial Trust	394,700	3,240,487
DDR	401,100	7,071,393
Douglas Emmett	189,700	5,353,334
Duke Realty	329,600	5,985,536
Equity Residential	246,100	15,504,300

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Essex Property Trust	53,473	$9,887,692
Extended Stay America	22,500	521,100
Federal Realty Investment Trust	13,400	1,620,328
General Growth Properties	459,200	10,818,752
HCP	51,800	2,143,484
Health Care REIT	211,900	13,279,773
Healthcare Realty Trust	149,200	3,792,664
Healthcare Trust of America Class A	171,200	2,061,248
Highwoods Properties	57,300	2,403,735
†Hilton Worldwide Holdings	188,400	4,389,720
Host Hotels & Resorts	672,900	14,810,529
Kilroy Realty	136,000	8,470,080
Kimco Realty	232,430	5,341,241
Lexington Realty Trust	277,500	3,055,275
Liberty Property Trust	149,500	5,670,535
Macerich	103,419	6,903,218
Pebblebrook Hotel Trust	58,300	2,154,768
Post Properties	83,000	4,437,180
Prologis	312,900	12,857,061
Public Storage	37,700	6,459,895
Ramco-Gershenson Properties Trust	94,800	1,575,576
Realty Income	24,200	1,074,964
Senior Housing Properties Trust	110,200	2,676,758
Simon Property Group	128,990	21,448,457
SL Green Realty	100,300	10,973,823
Spirit Realty Capital	468,900	5,326,704
†Strategic Hotels & Resorts	187,100	2,190,941

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Sunstone Hotel Investors	176,200	$2,630,666
Tanger Factory Outlet Centers	44,200	1,545,674
Taubman Centers	49,400	3,745,014
UDR	326,100	9,336,243
Vornado Realty Trust	106,900	11,409,437
†Washington Prime Group	61,245	1,147,731

		271,431,724

Total Common Stock (Cost $421,709,665)		535,681,911

ΔWARRANT–0.01%
Hong Kong–0.01%
Sun Hung Kai Properties	46,341	60,510

Total Warrant (Cost $34,358)		60,510

MONEY MARKET FUND–1.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,890,307	7,890,307

Total Money Market Fund (Cost $7,890,307)		7,890,307

TOTAL VALUE OF SECURITIES–99.64% (Cost $429,634,330)	543,632,728
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,981,848

NET ASSETS APPLICABLE TO 55,941,246 SHARES OUTSTANDING–100.00%	$545,614,576

NET ASSET VALUE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($426,553,546 / 43,616,072 Shares)	$9.780

NET ASSET VALUE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($119,061,030 / 12,325,174 Shares)	$9.660

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$518,686,951
Undistributed net investment income	3,812,716
Accumulated net realized loss on investments	(90,888,327)
Net unrealized appreciation of investments.	114,003,236

Total net assets	$545,614,576

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $458,536 represents payable for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund Statement of Net Assets (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $1, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:

CVA–Dutch Certificate

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Clarion Global Real Estate Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$9,701,576
Foreign tax withheld	(580,461)

9,121,115

EXPENSES:
Management fees	2,141,645
Distribution fees-Service Class	143,427
Accounting and administration expenses	61,189
Custodian fees	28,936
Reports and statements to shareholders	21,024
Professional fees	17,350
Trustees’ fees and expenses	4,894
Pricing fees	3,629
Consulting fees	1,103
Other	2,311

2,425,508
Less management fees waived	(434,272)

Total operating expenses	1,991,236

NET INVESTMENT INCOME	7,129,879

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,184,105
Foreign currencies	13,056
Foreign currency exchange contracts	(20,377)

Net realized gain	1,176,784

Net change in unrealized appreciation (depreciation) of:
Investments	47,182,624
Foreign currencies	8,732
Foreign currency exchange contracts	381

Net change in unrealized appreciation (depreciation)	47,191,737

NET REALIZED AND UNREALIZED GAIN	48,368,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,498,400

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,129,879	$7,458,357
Net realized gain (loss)	1,176,784	(2,328,661)
Net change in unrealized appreciation (depreciation)	47,191,737	4,492,437

Net increase in net assets resulting from operations	55,498,400	9,622,133

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,499,237	172,328,740
Service Class	7,384,711	28,301,545

	63,883,948	200,630,285

Cost of shares redeemed:
Standard Class	(32,296,411)	(73,379,775)
Service Class	(13,335,789)	(25,629,150)

	(45,632,200)	(99,008,925)

Increase in net assets derived from capital share transactions	18,251,748	101,621,360

NET INCREASE IN NET ASSETS	73,750,148	111,243,493
NET ASSETS:
Beginning of period	471,864,428	360,620,935

End of period	$545,614,576	$471,864,428

Undistributed (accumulated) net investment income (loss)	$3,812,716	$(3,317,163)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12[2]	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$8.778	$8.497	$6.815	$7.462	$6.326	$4.591

Income (loss) from investment operations:
Net investment income[3]	0.132	0.156	0.148	0.130	0.185	0.131
Net realized and unrealized gain (loss)	0.870	0.125	1.534	(0.777)	0.951	1.604

Total from investment operations	1.002	0.281	1.682	(0.647)	1.136	1.735

Net asset value, end of period	$9.780	$8.778	$8.497	$6.815	$7.462	$6.326

Total return[4]	11.41%	3.31%	24.68%	(8.67% )	17.96%	37.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,554	$359,296	$254,075	$141,780	$149,233	$149,081
Ratio of expenses to average net assets	0.73%	0.77%	0.84%	0.84%	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.90%	1.03%	1.07%	1.06%	1.10%	1.14%
Ratio of net investment income to average net assets	2.89%	1.77%	1.91%	1.77%	2.80%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.72%	1.51%	1.68%	1.55%	2.58%	2.37%
Portfolio turnover	18%	40%	120%	95%	119%	180%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12[2]	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$8.681	$8.425	$6.773	$7.435	$6.319	$4.598

Income (loss) from investment operations:
Net investment income[3]	0.119	0.133	0.127	0.111	0.169	0.118
Net realized and unrealized gain (loss)	0.860	0.123	1.525	(0.773)	0.947	1.603

Total from investment operations	0.979	0.256	1.652	(0.662)	1.116	1.721

Net asset value, end of period	$9.660	$8.681	$8.425	$6.773	$7.435	$6.319

Total return[4]	11.28%	3.04%	24.39%	(8.90% )	17.66%	37.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,061	$112,568	$106,546	$88,540	$80,948	$61,012
Ratio of expenses to average net assets	0.98%	1.02%	1.09%	1.09%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.15%	1.28%	1.32%	1.31%	1.35%	1.39%
Ratio of net investment income to average net assets	2.64%	1.52%	1.66%	1.52%	2.55%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.47%	1.26%	1.43%	1.30%	2.33%	2.12%
Portfolio turnover	18%	40%	120%	95%	119%	180%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on September 28, 2012, CBRE Clarion Securities LLC replaced Cohen & Steers Capital Management, Inc. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $24,717 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the average net assets of the Fund; and 0.63% of the average net assets of the Fund in excess of $250 million. Prior to May 1, 2014, LIAC received a management fee at an annual rate of 0.95% of the Fund’s average daily net assets.

Prior to May 1, 2014, LIAC had contractually agreed to waive the following portion of its advisory fee. The waiver amount was 0.22% of the first $250 million of the average daily net assets of the Fund; and 0.32% of the average daily net assets of the Fund in excess of $250 million.

CBRE Clarion Securities LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor, a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $10,654 and $2,764, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$301,189
Distribution fees payable to LFD	24,433

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,763,290
Sales	92,459,166

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund Notes to Financial Statements (continued) 3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$446,875,940

Aggregate unrealized appreciation	$121,849,925
Aggregate unrealized depreciation	(25,093,137)

Net unrealized appreciation	$96,756,788

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $71,533,792 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $23,657,023 expires in 2016 and $43,681,858 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses incurred that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$4,107,563	$87,348

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund Notes to Financial Statements (continued) 3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 3	Total
Common Stock	$535,681,910	$1	$535,681,911
Warrant	60,510	—	60,510
Money Market Fund	7,890,307	—	7,890,307

Total	$543,632,727	$1	$543,632,728

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	6,143,935	19,532,967
Service Class	821,314	3,264,860

	6,965,249	22,797,827

Shares redeemed:
Standard Class	(3,460,568)	(8,500,652)
Service Class	(1,463,245)	(2,944,350)

	(4,923,813)	(11,445,002)

Net increase	2,041,436	11,352,825

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(20,377)	$381

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$643,885	$(407,035)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Clarion Global Real Estate Fund–13

LVIP Clarion Global Real Estate Fund Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund–14

LVIP ClearBridge Variable Appreciation RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP ClearBridge Variable Appreciation

RPM Fund

LVIP ClearBridge Variable Appreciation RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 2, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 2, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,037.30	0.00%	$—
Service Class Shares	1,000.00	1,035.60	0.35%	1.76
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*

The Fund commenced operations on January 2, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual days since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP ClearBridge Variable Appreciation RPM Fund–1

LVIP ClearBridge Variable Appreciation RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	97.87%
Equity Fund	90.66%
Money Market Fund	7.21%
Total Value of Securities	97.87%
Receivables and Other Assets Net of Liabilities	2.13%
Total Net Assets	100.00%

LVIP ClearBridge Variable Appreciation RPM Fund–2

LVIP ClearBridge Variable Appreciation RPM Fund Statement of Net Assets (unaudited) June 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–97.87%
Equity Fund–90.66%
*ClearBridge Variable Appreciation Portfolio	601,566	$21,018,717

		21,018,717

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–7.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,670,892	$1,670,892

		1,670,892

Total Investment Companies (Cost $22,040,924)		22,689,609

TOTAL VALUE OF SECURITIES–97.87% (Cost $22,040,924)	22,689,609
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.13%	493,436

NET ASSETS APPLICABLE TO 2,238,577 SHARES OUTSTANDING–100.00%	$23,183,045

NET ASSET VALUE–LVIP CLEARBRIDGE VARIABLE APPERCIATION RPM FUND STANDARD CLASS ($103,734 / 10,000 Shares)	$10.373

NET ASSET VALUE–LVIP CLEARBRIDGE VARIABLE APPERCIATION RPM FUND SERVICE CLASS ($23,079,311 / 2,228,577 Shares)	$10.356

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$22,445,266
Undistributed net investment income	147,133
Accumulated net realized loss on investments	(101,478)
Net unrealized appreciation of investments and derivatives	692,124

Total net assets	$23,183,045

*	Series I Shares.

«	Includes $142,725 cash pledged as collateral for futures contracts, $222,959 payable for securities purchased and $39,874 payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
33 E-mini S&P 500 Index	$3,178,021	$3,221,460	9/22/14	$43,439

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation RPM Fund–3

LVIP ClearBridge Variable Appreciation RPM Fund Statement of Operations January 2, 2014* to June 30, 2014 (unaudited)	LVIP ClearBridge Variable Appreciation RPM Fund Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$163,252

EXPENSES:
Management fees	29,791
Accounting and administration expenses	16,153
Distribution fees-Service Class	16,119
Professional fees	9,384
Reports and statements to shareholders	811
Custodian fees	494
Pricing fees	32
Trustees’ fees and expenses	20
Other	7

72,811
Less management fees waived	(29,791)
Less expenses reimbursed	(26,901)

Total operating expenses	16,119

NET INVESTMENT INCOME	147,133

NET REALIZED AND UNREALIZED LOSS:
Net realized loss from:
Sale of investments in investment companies	(2,816)
Futures contracts	(98,662)

Net realized loss	(101,478)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	648,685
Futures contracts	43,439

Net change in unrealized appreciation (depreciation)	692,124

NET REALIZED AND UNREALIZED GAIN	590,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$737,779

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

1/2/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$147,133
Net realized loss	(101,478)
Net unrealized appreciation (depreciation)	692,124

Net increase in net assets resulting from operations	737,779

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	24,071,265

24,171,265

Cost of shares redeemed:
Service Class	(1,725,999)

(1,725,999)

Increase in net assets derived from capital share transactions	22,445,266

NET INCREASE IN NET ASSETS	23,183,045
NET ASSETS:
Beginning of period	—

End of period	$23,183,045

Undistributed net investment income	$147,133

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation RPM Fund–4

LVIP ClearBridge Variable Appreciation RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP ClearBridge Variable Appreciation RPM Fund

	Standard Class 1/2/14[1] to 6/30/14 (unaudited)	Service Class 1/2/14[1] to 6/30/14 (unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.171	0.155
Net realized and unrealized gain	0.202	0.201

Total from investment operations	0.373	0.356

Net asset value, end of period	$10.373	$10.356

Total return[3]	3.73%	3.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104	$23,079
Ratio of expenses to average net assets[4]	0.00%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.20%	1.55%
Ratio of net investment loss to average net assets	3.46%	3.11%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	2.26%	1.91%
Portfolio turnover	8%	8%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Variable Appreciation RPM Fund–5

LVIP ClearBridge Variable Appreciation RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP ClearBridge Variable Appreciation RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies (mutual funds), primarily the ClearBridge Variable Appreciation Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The ClearBridge Variable Appreciation Portfolio, which is advised by an unaffiliated advisor, invests primarily in equity securities of U.S. companies. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and may invest in individual securities, such as money market securities.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period January 2, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period January 2, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.64% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying

LVIP ClearBridge Variable Appreciation RPM Fund–6

LVIP ClearBridge Variable Appreciation RPM Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.64% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period January 2, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $139 and $35, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $343 for the period January 2, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,895
Distribution fees payable to LFD	5,770
Trading operation fees payable to Lincoln Life	115

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period January 2, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$21,216,419
Sales	843,570

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,043,740

Aggregate unrealized appreciation	$645,869
Aggregate unrealized depreciation	—

Net unrealized depreciation	$645,869

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP ClearBridge Variable Appreciation RPM Fund–7

LVIP ClearBridge Variable Appreciation RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$22,689,609

Futures Contracts	$43,439

There were no Level 3 investments at the end of the period.

During the period January 2, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

1/2/14* to 6/30/14
Shares sold:
Standard Class	10,000
Service Class	2,401,126

2,411,126

Shares redeemed:
Service Class	(172,549)

(172,549)

Net increase	2,238,577

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these

LVIP ClearBridge Variable Appreciation RPM Fund–8

LVIP ClearBridge Variable Appreciation RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$43,439	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the period January 2, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change unrealized appreciation (depreciation) of futures contracts	$(98,662)	$43,439

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period January 2, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period January 2, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,029,635	$358,261

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Variable Appreciation RPM Fund–9

LVIP ClearBridge Variable Appreciation RPM Fund Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP ClearBridge Variable Appreciation RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the ClearBridge Variable Appreciation Portfolio. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

LVIP ClearBridge Variable Appreciation RPM Fund–10

LVIP ClearBridge Variable Appreciation RPM Fund Other Fund Information (continued) Advisory Agreement (continued)

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the full investment advisory fee of 0.64% for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.00% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Variable Appreciation RPM Fund–11

LVIP Columbia Small-Mid Cap Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Columbia Small-Mid Cap Growth RPM Fund

LVIP Columbia Small-Mid Cap Growth RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$934.90	0.84%	$4.03
Service Class Shares	1,000.00	933.70	1.09%	5.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.63	0.84%	$4.21
Service Class Shares	1,000.00	1,019.39	1.09%	5.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	90.92%
Airlines	4.68%
Auto Components	0.71%
Banks	1.47%
Biotechnology	4.84%
Building Products	0.92%
Capital Markets	1.36%
Chemicals	0.95%
Communications Equipment	1.36%
Construction & Engineering	0.53%
Construction Materials	0.48%
Consumer Finance	1.02%
Diversified Financial Services	0.63%
Diversified Telecommunication Services	1.06%
Electrical Equipment	2.11%
Electronic Equipment, Instruments & Components	2.73%
Energy Equipment & Services	0.84%
Food & Staples Retailing	1.89%
Food Products	0.86%
Health Care Equipment & Supplies	2.60%
Health Care Providers & Services	3.44%
Hotels, Restaurants & Leisure	5.29%
Household Durables	1.38%
Internet & Catalog Retail	3.23%
Internet Software & Services	3.07%
IT Services	3.17%
Life Sciences Tools & Services	0.75%
Machinery	3.96%
Media	3.84%
Metals & Mining	0.45%
Multiline Retail	0.82%
Oil, Gas & Consumable Fuels	3.31%
Paper & Forest Products	0.50%
Personal Products	1.03%
Pharmaceuticals	4.01%
Professional Services	3.02%
Real Estate Investment Trusts	0.65%
Real Estate Management & Development	1.69%
Semiconductors & Semiconductor Equipment	1.35%
Software	4.80%

Security Type/Sector	Percentage of Net Assets
Specialty Retail	5.38%
Textiles, Apparel & Luxury Goods	1.57%
Trading Companies & Distributors	3.17%
Money Market Fund	9.52%
Total Value of Securities	100.44%
Liabilities Net of Receivables and Other Assets	(0.44%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
American Airlines Group	2.66%
CoStar Group	2.50%
TripAdvisor	1.99%
United Rentals	1.90%
FLIR Systems	1.77%
Middleby	1.71%
Domino’s Pizza	1.68%
Dunkin’ Brands Group	1.61%
Acuity Brands	1.50%
Align Technology	1.43%
Total	18.75%

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund Statement of Net Assets (unaudited) June 30, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–90.92%
Airlines–4.68%
Alaska Air Group	34,668	$3,295,193
†American Airlines Group	166,418	7,149,317
†Spirit Airlines	33,425	2,113,797

		12,558,307

Auto Components–0.71%
Goodyear Tire & Rubber	68,651	1,907,125

		1,907,125

Banks–1.47%
First Republic Bank	31,680	1,742,083
†Signature Bank	17,345	2,188,592

		3,930,675

Biotechnology–4.84%
†ACADIA Pharmaceuticals	37,428	845,499
†Acorda Therapeutics	18,900	637,119
†Alkermes	35,381	1,780,726
†Arrowhead Research	74,385	1,064,449
†Cepheid	38,807	1,860,408
†Cubist Pharmaceuticals	18,600	1,298,652
†Incyte	29,523	1,666,278
†Insmed	58,466	1,168,151
†Intercept Pharmaceuticals	3,153	746,094
†Keryx Biopharmaceuticals	68,424	1,052,361
†Pharmacyclics	9,772	876,646

		12,996,383

Building Products–0.92%
Lennox International	27,621	2,474,013

		2,474,013

Capital Markets–1.36%
†Affiliated Managers Group	14,072	2,890,389
Financial Engines	16,856	763,240

		3,653,629

Chemicals–0.95%
RPM International	55,256	2,551,722

		2,551,722

Communications Equipment–1.36%
†ARRIS Group	66,597	2,166,400
†Palo Alto Networks	17,805	1,492,949

		3,659,349

Construction & Engineering–0.53%
Chicago Bridge & Iron	20,804	1,418,833

		1,418,833

Construction Materials–0.48%
†Headwaters	92,894	1,290,298

		1,290,298

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–1.02%
†Portfolio Recovery Associates	46,150	$2,747,310

		2,747,310

Diversified Financial Services–0.63%
MarketAxess Holdings	31,229	1,688,240

		1,688,240

Diversified Telecommunication Services–1.06%
Cogent Communications Group	82,469	2,849,304

		2,849,304

Electrical Equipment–2.11%
Acuity Brands	29,032	4,013,674
†Generac Holdings	34,058	1,659,987

		5,673,661

Electronic Equipment, Instruments & Components–2.73%
FEI	28,584	2,593,426
FLIR Systems	136,506	4,740,853

		7,334,279

Energy Equipment & Services–0.84%
Oceaneering International	28,997	2,265,536

		2,265,536

Food & Staples Retailing–1.89%
†Natural Grocers by Vitamin Cottage	131,843	2,822,759
PriceSmart	25,939	2,257,731

		5,080,490

Food Products–0.86%
†Hain Celestial Group	26,102	2,316,291

		2,316,291

Health Care Equipment & Supplies–2.60%
†Align Technology	68,674	3,848,491
†Cyberonics	26,882	1,679,050
†DexCom	36,668	1,454,253

		6,981,794

Health Care Providers & Services–3.44%
†Air Methods	54,543	2,817,146
†ExamWorks Group	43,884	1,392,439
†IPC The Hospitalist	35,569	1,572,861
†LifePoint Hospitals	32,283	2,004,774
†Team Health Holdings	29,132	1,454,852

		9,242,072

Hotels, Restaurants & Leisure–5.29%
†Chuy’s Holdings	38,595	1,400,999
†Diamond Resorts International	44,645	1,038,889
Domino’s Pizza	61,810	4,517,693
Dunkin’ Brands Group	94,234	4,316,860
†Fiesta Restaurant Group	35,096	1,628,805

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment	30,613	$1,302,583

		14,205,829

Household Durables–1.38%
Harman International Industries	34,454	3,701,393

		3,701,393

Internet & Catalog Retail–3.23%
Expedia	42,451	3,343,441
†TripAdvisor	49,097	5,334,880

		8,678,321

Internet Software & Services–3.07%
†CoStar Group	42,482	6,719,378
†Web.com Group	52,691	1,521,189

		8,240,567

IT Services–3.17%
†Acxiom	69,841	1,514,851
†Alliance Data Systems	9,748	2,741,625
†Gartner	20,088	1,416,606
MAXIMUS	65,985	2,838,675

		8,511,757

Life Sciences Tools & Services–0.75%
†Covance	23,649	2,023,881

		2,023,881

Machinery–3.96%
IDEX	37,883	3,058,673
Lincoln Electric Holdings	42,595	2,976,539
†Middleby	55,653	4,603,616

		10,638,828

Media–3.84%
†AMC Networks Class A	26,867	1,652,052
†Madison Square Garden Class A	34,820	2,174,509
MDC Partners Class A	155,739	3,346,831
Nexstar Broadcasting Group Class A	41,786	2,156,575
†Rentrak	18,680	979,766

		10,309,733

Metals & Mining–0.45%
Globe Specialty Metals	58,575	1,217,189

		1,217,189

Multiline Retail–0.82%
†Burlington Stores	68,698	2,188,718

		2,188,718

Oil, Gas & Consumable Fuels–3.31%
†Oasis Petroleum	41,588	2,324,353
†Rex Energy	87,177	1,543,905
†Rosetta Resources	35,448	1,944,323
†Sanchez Energy	52,977	1,991,405

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining	28,727	$1,078,699

		8,882,685

Paper & Forest Products–0.50%
†Louisiana-Pacific	89,773	1,348,390

		1,348,390

Personal Products–1.03%
Herbalife	22,629	1,460,476
Nu Skin Enterprises Class A	17,612	1,302,584

		2,763,060

Pharmaceuticals–4.01%
†Akorn	48,734	1,620,405
†Jazz Pharmaceuticals	25,578	3,760,222
†Pacira Pharmaceuticals	26,664	2,449,355
†Salix Pharmaceuticals	23,689	2,922,038

		10,752,020

Professional Services–3.02%
Corporate Executive Board	29,959	2,043,803
†On Assignment	100,565	3,577,097
†WageWorks	51,757	2,495,205

		8,116,105

Real Estate Investment Trusts–0.65%
Sovran Self Storage	22,550	1,741,988

		1,741,988

Real Estate Management & Development–1.69%
Altisource Residential	114,944	2,991,992
†Howard Hughes	9,860	1,556,204

		4,548,196

Semiconductors & Semiconductor Equipment–1.35%
†SunEdison	160,142	3,619,209

		3,619,209

Software–4.80%
†Aspen Technology	80,864	3,752,090
†Concur Technologies	27,216	2,540,341
†Fortinet	50,395	1,266,426
†Guidewire Software	43,540	1,770,336
†ServiceNow	22,369	1,385,983
†Tableau Software Class A	12,197	870,012
†Ultimate Software Group	9,430	1,302,943

		12,888,131

Specialty Retail–5.38%
†Cabela’s	33,306	2,078,294
†Conn’s	50,294	2,484,021
Dick’s Sporting Goods	27,524	1,281,517
†Five Below	48,322	1,928,531
Foot Locker	37,314	1,892,566
Lithia Motors Class A	23,537	2,214,126

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Columbia Small-Mid Cap Growth RPM Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Lumber Liquidators Holdings	15,629	$1,187,023
Monro Muffler Brake	25,683	1,366,079

		14,432,157

Textiles, Apparel & Luxury Goods–1.57%
†Fossil Group	11,367	1,188,079
Hanesbrands	12,880	1,267,907
†Kate Spade	45,800	1,746,812

		4,202,798

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.17%
†United Rentals	48,709	$5,101,294
Watsco	33,095	3,400,842

		8,502,136

Total Common Stock (Cost $221,063,579)		244,132,402

MONEY MARKET FUND–9.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	25,548,916	25,548,916

Total Money Market Fund (Cost $25,548,916)		25,548,916

TOTAL VALUE OF SECURITIES–100.44% (Cost $246,612,495)	269,681,318
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.44%)	(1,184,089)

NET ASSETS APPLICABLE TO 21,430,360 SHARES OUTSTANDING–100.00%	$268,497,229

NET ASSET VALUE–LVIP COLUMBIA SMALL-MID CAP GROWTH RPM FUND STANDARD CLASS ($21,243,912 / 1,666,452 Shares)	$12.748

NET ASSET VALUE–LVIP COLUMBIA SMALL-MID CAP GROWTH RPM FUND SERVICE CLASS ($247,253,317 / 19,763,908 Shares)	$12.510

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$258,984,082
Accumulated net investment loss	(707,540)
Accumulated net realized loss on investments	(12,116,838)
Net unrealized appreciation of investments and derivatives	22,337,525

Total net assets	$268,497,229

†	Non-income producing for the period.

«	Includes $1,164,400 cash pledged as collateral for futures contracts, $6,677,221 payable for securities purchased and $73,582 payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(191)	E-mini Russell 2000 Index	$(22,067,886)	$(22,734,730)	9/22/14	$(666,844)
(44)	E-mini S&P 500 Index	(4,230,826)	(4,295,280)	9/22/14	(64,454)

		$(26,298,712)			$(731,298)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–5

LVIP Columbia Small-Mid Cap Growth RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Columbia Small-Mid Cap Growth RPM Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$514,311
Interest	1,029
Foreign tax withheld	(7,693)

507,647

EXPENSES:
Management fees	905,119
Distribution fees-Service Class	262,065
Accounting and administration expenses	57,426
Professional fees	12,123
Reports and statements to shareholders	11,376
Custodian fees	4,304
Trustees’ fees and expenses	2,043
Consulting fees	1,868
Pricing fees	358
Other	569

1,257,251
Less management fees waived	(24,795)

Total operating expenses	1,232,456

NET INVESTMENT LOSS	(724,809)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments	(6,214,371)
Foreign currencies	(7,169)
Futures contracts	(3,321,290)

Net realized loss	(9,542,830)

Net change in unrealized appreciation (depreciation) of:
Investments	(5,106,744)
Futures contracts	(791,582)

Net change in unrealized appreciation (depreciation)	(5,898,326)

NET REALIZED AND UNREALIZED LOSS	(15,441,156)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,165,965)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(724,809)	$(757,307)
Net realized loss	(9,542,830)	(1,445,264)
Net change in unrealized appreciation (depreciation)	(5,898,326)	26,688,195

Net increase (decrease) in net assets resulting from operations	(16,165,965)	24,485,624

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(323,632)
Service Class	—	(1,955,725)

	—	(2,279,357)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,283,517	5,507,511
Service Class	102,829,027	127,724,051
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	323,632
Service Class	—	1,955,725

	107,112,544	135,510,919

Cost of shares redeemed:
Standard Class	(2,360,915)	(5,436,111)
Service Class	(18,916,355)	(13,047,934)

	(21,277,270)	(18,484,045)

Increase in net assets derived from capital share transactions	85,835,274	117,026,874

NET INCREASE IN NET ASSETS	69,669,309	139,233,141
NET ASSETS:
Beginning of period	198,827,920	59,594,779

End of period	$268,497,229	$198,827,920

Undistributed (accumulated) net investment income (loss)	$(707,540)	$17,269

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–6

LVIP Columbia Small-Mid Cap Growth RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12[2]		Year Ended 12/31/11		12/31/10		12/31/09
Net asset value, beginning of period	$13.635		$11.109	$10.431		$11.288		$8.871		$5.977

Income (loss) from investment operations:
Net investment loss[3]	(0.026)		(0.057)	(0.014)		(0.036)		(0.018)		(0.017)
Net realized and unrealized gain (loss)	(0.861)		2.800	0.692		(0.821)		2.435		2.911

Total from investment operations	(0.887)		2.743	0.678		(0.857)		2.417		2.894

Less dividends and distributions from:
Net realized gain	—		(0.217)	—		—		—		—

Total dividends and distributions	—		(0.217)	—		—		—		—

Net asset value, end of period	$12.748		$13.635	$11.109		$10.431		$11.288		$8.871

Total return[4]	(6.51%	)	24.82%	6.50%		(7.59%	)	27.25%		48.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,244		$20,774	$16,610		$17,721		$19,494		$15,381
Ratio of expenses to average net assets	0.84%		0.91%	0.95%		0.93%		0.98%		0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%		0.95%	1.02%		1.00%		1.06%		1.08%
Ratio of net investment loss to average net assets	(0.40%	)	(0.46% )	(0.13%	)	(0.31%	)	(0.19%	)	(0.24%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.42%	)	(0.50% )	(0.20%	)	(0.38%	)	(0.27%	)	(0.34%	)
Portfolio turnover	76%		140%	231%		113%		103%		102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–7

LVIP Columbia Small-Mid Cap Growth RPM Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12[2]		Year Ended 12/31/11		12/31/10		12/31/09
Net asset value, beginning of period	$13.398		$10.946	$10.304		$11.178		$8.806		$5.948

Income (loss) from investment operations:
Net investment loss[3]	(0.042)		(0.088)	(0.041)		(0.064)		(0.042)		(0.034)
Net realized and unrealized gain (loss)	(0.846)		2.757	0.683		(0.810)		2.414		2.892

Total from investment operations	(0.888)		2.669	0.642		(0.874)		2.372		2.858

Less dividends and distributions from:
Net realized gain	—		(0.217)	—		—		—		—

Total dividends and distributions	—		(0.217)	—		—		—		—

Net asset value, end of period	$12.510		$13.398	$10.946		$10.304		$11.178		$8.806

Total return[4]	(6.63%	)	24.52%	6.23%		(7.83%	)	26.94%		48.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,253		$178,054	$42,985		$36,278		$31,227		$16,410
Ratio of expenses to average net assets	1.09%		1.16%	1.20%		1.18%		1.23%		1.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%		1.20%	1.27%		1.25%		1.31%		1.33%
Ratio of net investment loss to average net assets	(0.65%	)	(0.71% )	(0.38%	)	(0.56%	)	(0.44%	)	(0.49%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.67%	)	(0.75% )	(0.45%	)	(0.63%	)	(0.52%	)	(0.59%	)
Portfolio turnover	76%		140%	231%		113%		103%		102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, Columbia Management Investment Advisors LLC, replaced Turner Investments L.P. as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Columbia Small-Mid Cap Growth RPM Fund–8

LVIP Columbia Small-Mid Cap Growth RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Small-Mid Cap Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Columbia Small-Mid Cap Growth RPM Fund–9

LVIP Columbia Small-Mid Cap Growth RPM Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $35,518 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the first $25 million of the Fund’s average daily net assets; and 0.05% of the next $50 million. This agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Columbia Management Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $4,782 and $1,240, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $7,960 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$159,721
Distribution fees payable to LFD	48,501
Trading operation fees payable to Lincoln Life	1,296

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$234,180,790
Sales other than U.S. government securities	160,850,043

LVIP Columbia Small-Mid Cap Growth RPM Fund–10

LVIP Columbia Small-Mid Cap Growth RPM Fund Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,100,028

Aggregate unrealized appreciation	$29,480,301
Aggregate unrealized depreciation	(7,899,011)

Net unrealized appreciation	$21,581,290

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Long-term losses that will be carried forward under the Act total $1,782,428.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$244,132,402
Money Market Fund	25,548,916

Total	$269,681,318

Futures Contracts	$(731,298)

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Columbia Small-Mid Cap Growth RPM Fund–11

LVIP Columbia Small-Mid Cap Growth RPM Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	322,436	442,056
Service Class	7,960,444	10,275,660
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24,920
Service Class	—	153,150

	8,282,880	10,895,786

Shares redeemed:
Standard Class	(179,485)	(438,649)
Service Class	(1,486,244)	(1,066,154)

	(1,665,729)	(1,504,803)

Net increase	6,617,151	9,390,983

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(731,298)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(3,321,290)	$(791,582)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014:

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$433,112	$69,763,722

LVIP Columbia Small-Mid Cap Growth RPM Fund–12

LVIP Columbia Small-Mid Cap Growth RPM Fund Notes to Financial Statements (continued)

6. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Small-Mid Cap Growth RPM Fund–13

LVIP Delaware Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,044.30	0.35%	$1.77
Service Class Shares	1,000.00	1,042.60	0.70%	3.55
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.58%
Agency Mortgage-Backed Securities	26.71%
Commercial Mortgage-Backed Securities	2.59%
Corporate Bonds	38.39%
Air Freight & Logistics	0.10%
Airlines	0.04%
Auto Components	0.68%
Automobiles	0.12%
Beverages	0.20%
Biotechnology	0.83%
Capital Markets	0.67%
Chemicals	1.54%
Commercial Banks	4.21%
Commercial Services & Supplies	0.16%
Computers & Peripherals	0.29%
Construction & Engineering	0.21%
Construction Materials	0.30%
Consumer Finance	0.85%
Containers & Packaging	0.25%
Diversified Consumer Services	0.06%
Diversified Financial Services	3.24%
Diversified Telecommunication Services	1.85%
Electric Utilities	3.07%
Electronic Equipment, Instruments & Components	0.21%
Food Products	0.27%
Health Care Equipment & Supplies	0.67%
Health Care Providers & Services	0.33%
Hotels, Restaurants & Leisure	0.37%
Independent Power Producers & Energy Traders	0.24%
Insurance	2.20%
Internet Software & Services	0.53%
IT Services	0.51%

Security Type/Sector	Percentage of Net Assets
Machinery	0.59%
Media	1.81%
Metals & Mining	0.74%
Multi-Utilities	0.87%
Office Electronics	0.07%
Oil, Gas & Consumable Fuels	4.84%
Paper & Forest Products	0.55%
Pharmaceuticals	0.86%
Real Estate Investment Trusts	1.91%
Real Estate Management & Development	0.08%
Road & Rail	0.31%
Semiconductors & Semiconductor Equipment	0.25%
Software	0.16%
Specialty Retail	0.51%
Wireless Telecommunication Services	0.84%
Municipal Bonds	2.27%
Non-Agency Asset-Backed Securities	4.33%
Non-Agency Collateralized Mortgage Obligations	0.11%
Senior Secured Loans	0.95%
Sovereign Bonds	0.46%
Supranational Bank	0.03%
U.S. Treasury Obligations	17.03%
Preferred Stock	0.32%
Money Market Fund	0.60%
Short-Term Investments	21.30%
Total Value of Securities	116.67%
Liabilities Net of Receivables and Other Assets	(16.67%)
Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund Statement of Net Assets June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.58%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	203,486	$236,481
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	76,482	87,316
Series 2002-83 GH 5.00% 12/25/17	2,633,856	2,773,608
Series 2003-38 MP 5.50% 5/25/23	2,900,332	3,177,624
Series 2003-78 B 5.00% 8/25/23	55,337	60,492
Series 2003-106 WE 4.50% 11/25/22	2,934	2,978
Series 2005-110 MB 5.50% 9/25/35	783,736	851,315
Series 2007-40 PT 5.50% 5/25/37	35,100	38,451
Series 2010-41 PN 4.50% 4/25/40	120,000	129,719
Series 2011-113 CP 5.00% 9/25/39	26,072	27,304
Series 2012-19 HB 4.00% 1/25/42	29,403	30,536
•*Series 2012-122 SD 5.948% 11/25/42	6,221,118	1,371,650
*Series 2013-20 IH 3.00% 3/25/33	1,814,615	288,791
*Series 2013-31 MI 3.00% 4/25/33	19,793,906	3,240,209
Series 2013-34 GP 3.00% 5/25/42	55,912,415	56,582,693
*Series 2013-44 DI 3.00% 5/25/33	26,700,611	4,500,866
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	70,665	80,221
Series 2326 ZQ 6.50% 6/15/31	368,864	419,043
Series 2512 PG 5.50% 10/15/22	81,680	89,682
Series 2557 WE 5.00% 1/15/18	2,191,733	2,309,078
Series 2717 MH 4.50% 12/15/18	763,722	805,962
Series 2762 LG 5.00% 9/15/32	1,190	1,193
Series 3123 HT 5.00% 3/15/26	269,134	289,689
Series 3290 PE 5.50% 3/15/37	38,168	42,154
Series 3416 GK 4.00% 7/15/22	249,738	254,171
Series 3455 MB 4.50% 6/15/23	6,757,836	7,229,627
Series 3574 D 5.00% 9/15/39	10,738	11,752
Series 3656 PM 5.00% 4/15/40	6,893,000	7,639,112
•Series 3800 AF 0.652% 2/15/41	663,888	667,072
*Series 4185 LI 3.00% 3/15/33	6,306,824	1,069,966
*Series 4191 CI 3.00% 4/15/33	2,725,494	460,446

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	700,198	$797,329
•¿Series T-60 1A4C 4.728% 3/25/44	342,850	345,070
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,603,668
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,746,840
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	2,847,000	2,954,685

Total Agency Collateralized Mortgage Obligations (Cost $106,262,814)		108,216,793

AGENCY MORTGAGE-BACKED SECURITIES–26.71%
Fannie Mae 6.50% 8/1/17	143,063	149,482
Fannie Mae ARM
•2.305% 4/1/36	531,944	564,830
•2.325% 8/1/36	435	440
•2.415% 5/1/43	3,801,386	3,790,595
•2.44% 11/1/35	543,360	582,120
•2.546% 6/1/43	1,298,733	1,303,047
•3.022% 4/1/44	2,641,706	2,717,484
•3.201% 4/1/44	6,551,884	6,762,968
•3.279% 3/1/44	5,768,779	5,984,211
•3.296% 9/1/43	4,682,736	4,830,307
Fannie Mae Pool 5.50% 2/1/35	8,585	9,651
Fannie Mae Pool S.F. 15 yr 4.50% 10/1/20	122,710	130,497
Fannie Mae Relocation 15 yr 4.00% 9/1/20	299,537	316,520
Fannie Mae Relocation 30 yr
5.00% 11/1/33	47,591	52,324
5.00% 1/1/34	128,701	141,548
5.00% 11/1/34	18,018	19,822
5.00% 10/1/35	218,809	240,426
5.00% 1/1/36	32,852	36,108
5.00% 2/1/36	289,459	317,998
Fannie Mae S.F. 15 yr
2.50% 7/1/27	656,730	668,031
2.50% 10/1/27	4,053,867	4,123,636
2.50% 2/1/28	8,333,475	8,476,905
2.50% 5/1/28	1,276,994	1,298,865
3.00% 2/1/27	787,580	819,115
3.00% 6/1/27	1,222,511	1,271,461
3.00% 11/1/27	693,898	721,682
3.00% 7/1/28	15,085,913	15,694,405
3.00% 9/25/42	29,215,945	30,385,760
3.50% 1/1/26	600,669	637,359
3.50% 7/1/26	2,701,725	2,866,753

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 7/1/27	564,430	$598,907
3.50% 12/1/28	1,893,339	2,012,323
4.00% 3/1/24	16,900	18,070
4.00% 5/1/24	1,191,614	1,274,212
4.00% 7/1/24	111,196	118,898
4.00% 11/1/24	20,245	21,699
4.00% 2/1/25	827,146	884,627
4.00% 5/1/25	2,384,080	2,553,800
4.00% 6/1/25	8,382,723	8,980,810
4.00% 7/1/25	170,429	182,587
4.00% 9/1/25	261,594	279,769
4.00% 11/1/25	4,637,630	4,968,671
4.00% 1/1/26	472,342	506,062
4.00% 3/1/26	5,779,837	6,192,547
4.00% 12/1/26	4,090,987	4,374,198
4.00% 1/1/27	265,146	284,121
4.00% 4/1/27	724,398	769,562
4.00% 5/1/27	8,299,588	8,892,696
4.50% 4/1/18	363,508	386,040
4.50% 9/1/18	9,625	10,221
4.50% 3/1/19	16,397	17,415
4.50% 4/1/20	7,088	7,528
4.50% 5/1/20	95,508	101,552
4.50% 7/1/20	40,342	42,861
4.50% 8/1/20	128,833	137,014
4.50% 2/1/24	106,355	113,396
4.50% 9/1/24	221,871	240,270
4.50% 10/1/24	1,027,406	1,101,288
4.50% 12/1/24	312,389	334,841
4.50% 2/1/25	394,666	423,068
4.50% 4/1/25	2,205,411	2,363,143
4.50% 7/1/25	397,641	425,877
5.00% 6/1/19	53,219	56,568
5.00% 12/1/20	519,143	560,678
5.00% 2/1/21	1,720	1,826
5.00% 5/1/21	34,645	36,882
5.00% 12/1/21	26,578	28,287
5.00% 6/1/23	903,319	985,155
5.00% 9/1/25	1,974,895	2,153,210
5.50% 3/1/18	2,247	2,386
5.50% 12/1/18	25,928	27,537
5.50% 6/1/20	410,389	435,854
5.50% 1/1/21	1,804	1,970
5.50% 10/1/21	197,084	211,473
6.00% 12/1/17	3,432	3,577
6.00% 9/1/19	29,270	30,845
6.00% 8/1/21	1,401,106	1,512,913
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	72,821,000	73,970,195
3.00% 7/1/28	62,679,000	65,107,811
3.50% 7/1/28	162,849,000	172,594,503

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	3,423,447	$3,493,909
3.00% 9/1/40	3,242,864	3,309,604
3.50% 11/1/31	922,451	967,355
3.50% 4/1/33	754,998	790,966
3.50% 9/1/33	4,954,753	5,190,811
4.00% 12/1/30	764,076	821,977
4.00% 1/1/31	46,205	49,704
4.00% 2/1/31	3,043,754	3,275,904
4.50% 9/1/23	27,723	30,036
4.50% 4/1/24	8,360	9,058
5.00% 11/1/23	213,890	237,675
5.00% 12/1/23	22,416	24,909
5.00% 7/1/27	104,738	116,385
5.00% 3/1/28	23,841	26,493
5.50% 7/1/23	125,282	140,164
5.50% 10/1/23	138,555	155,456
5.50% 2/1/24	36,412	40,832
5.50% 7/1/24	222,343	249,494
5.50% 12/1/24	40,297	45,222
5.50% 2/1/25	44,961	50,457
5.50% 7/1/25	6,911	7,828
5.50% 11/1/25	284,310	319,706
5.50% 12/1/29	265,277	297,844
6.00% 10/1/21	10,697	12,091
6.00% 12/1/21	292,862	329,546
6.00% 9/1/29	2,317,894	2,627,361
6.50% 10/1/18	2,670	3,011
6.50% 10/1/27	40,450	45,609
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,377,464	3,340,477
3.00% 10/1/42	52,607,086	52,034,650
3.00% 12/1/42	12,419,534	12,289,133
3.00% 1/1/43	21,531,148	21,295,354
3.00% 2/1/43	2,277,570	2,252,628
3.00% 4/1/43	11,842,599	11,712,907
3.00% 5/1/43	58,803,888	58,159,909
3.50% 7/1/42	4,277	4,409
3.50% 3/1/43	934,863	965,551
4.00% 11/1/40	1,168,111	1,241,430
4.00% 1/1/41	5,278,226	5,609,520
4.00% 2/1/41	10,698	11,369
4.00% 1/1/43	2,771,666	2,945,633
4.00% 6/1/43	644,466	684,991
4.00% 7/1/43	1,220,202	1,297,286
4.00% 8/1/43	1,722,034	1,830,120
4.00% 9/1/43	1,160,337	1,233,167
4.50% 7/1/36	895,825	970,577
4.50% 11/1/40	2,955,105	3,202,469
4.50% 3/1/41	5,987,944	6,487,883
4.50% 4/1/41	9,482,183	10,277,637
4.50% 5/1/41	114,414	124,767
4.50% 10/1/41	3,271,071	3,544,027

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 11/1/41	2,794,657	$3,028,256
4.50% 12/1/43	520,173	564,652
4.50% 2/1/44	1,315,323	1,426,897
4.50% 5/1/44	2,110,906	2,291,407
5.00% 4/1/34	39,209	44,005
5.00% 2/1/35	5,574,046	6,219,030
5.00% 4/1/35	5,636	6,274
5.00% 5/1/35	10,168	11,317
5.00% 6/1/35	46,053	51,290
5.00% 7/1/35	2,560,905	2,851,924
5.00% 8/1/35	5,562	6,186
5.00% 10/1/35	4,004,105	4,451,961
5.00% 11/1/35	1,258,706	1,400,096
5.00% 1/1/36	3,923	4,367
5.00% 2/1/36	58,007	64,522
5.00% 6/1/36	14,150	15,741
5.00% 12/1/36	6,176	6,863
5.00% 4/1/37	1,066,172	1,185,865
5.00% 8/1/37	349,168	388,524
5.00% 2/1/38	1,134,875	1,262,389
5.00% 1/1/39	13,455	14,951
5.00% 6/1/39	3,747	4,168
5.00% 11/1/40	75,456	83,846
5.50% 12/1/32	242,362	272,523
5.50% 4/1/33	316,678	355,850
5.50% 7/1/33	26,060	29,345
5.50% 10/1/33	28,582	32,384
5.50% 11/1/33	9,252	10,450
5.50% 3/1/34	73,229	82,392
5.50% 4/1/34	1,131,632	1,272,575
5.50% 8/1/34	42,854	48,186
5.50% 11/1/34	833,603	938,118
5.50% 12/1/34	83,992	94,509
5.50% 1/1/35	724,186	813,968
5.50% 2/1/35	51,556	57,972
5.50% 3/1/35	701,655	787,918
5.50% 5/1/35	8,218,608	9,236,458
5.50% 6/1/35	1,089,684	1,219,124
5.50% 9/1/35	24,014	26,937
5.50% 11/1/35	15,504	17,504
5.50% 12/1/35	787,100	885,028
5.50% 1/1/36	1,575,640	1,769,416
5.50% 3/1/36	26,814	30,080
5.50% 4/1/36	93,031	104,144
5.50% 7/1/36	379,400	426,546
5.50% 9/1/36	63,219	71,071
5.50% 1/1/37	138,463	155,443
5.50% 2/1/37	5,045,120	5,644,782
5.50% 4/1/37	657,877	739,478
5.50% 8/1/37	3,934,788	4,418,504
5.50% 1/1/38	3,393,238	3,796,769
5.50% 2/1/38	1,248,104	1,402,927

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/38	287,683	$321,856
5.50% 9/1/38	364,043	408,558
5.50% 10/1/39	11,316,944	12,661,244
5.50% 3/1/40	10,842	12,172
5.50% 7/1/40	3,397,915	3,801,541
6.00% 4/1/32	16,926	19,270
6.00% 8/1/34	382,362	433,318
6.00% 11/1/34	10,877	12,345
6.00% 7/1/35	84,536	95,448
6.00% 9/1/35	36,587	41,170
6.00% 11/1/35	4,096	4,647
6.00% 1/1/36	298,777	338,185
6.00% 6/1/36	639,531	722,319
6.00% 9/7/36	107,627	121,593
6.00% 2/1/37	1,395,113	1,576,149
6.00% 5/1/37	4,126,852	4,644,524
6.00% 7/1/37	8,121	9,189
6.00% 8/1/37	3,392,566	3,831,710
6.00% 9/1/37	1,156,612	1,305,709
6.00% 10/1/37	738,890	831,445
6.00% 11/1/37	587,026	662,354
6.00% 1/1/38	1,764,018	1,984,983
6.00% 3/1/38	1,308	1,476
6.00% 5/1/38	6,410,351	7,224,121
6.00% 6/1/38	230,302	260,207
6.00% 7/1/38	239,795	269,832
6.00% 10/1/38	5,611,366	6,315,497
6.00% 1/1/39	2,287,883	2,576,720
6.00% 9/1/39	20,279,867	22,840,557
6.00% 10/1/39	104,533	117,992
6.00% 3/1/40	2,228,977	2,508,753
6.00% 9/1/40	1,774,603	1,999,367
6.00% 5/1/41	120,969	136,374
6.50% 3/1/32	190	214
6.50% 8/1/34	5,327	6,022
6.50% 1/1/36	46,882	52,861
6.50% 2/1/36	28,172	31,766
6.50% 6/1/36	841,762	949,123
6.50% 8/1/36	86,320	97,329
6.50% 9/1/36	6,346	7,155
6.50% 10/1/36	735,629	829,454
6.50% 11/1/36	1,415	1,596
6.50% 3/1/37	8,611	9,710
6.50% 8/1/37	269,692	304,089
6.50% 11/1/37	1,883	2,124
6.50% 1/1/38	1,383	1,559
6.50% 6/1/39	7,841	8,841
7.00% 12/1/37	117,924	132,935
7.50% 4/1/31	78,572	89,731
7.50% 4/1/32	7,679	8,794
7.50% 9/1/32	458	531

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43	104,661,000	$103,393,660
3.50% 7/1/43	85,208,000	87,710,985
4.00% 7/1/43	261,190,000	277,187,887
4.00% 8/1/43	67,667,000	71,597,505
4.50% 7/1/43	264,072,000	285,973,137
5.00% 7/1/43	19,243,000	21,368,751
5.50% 7/1/43	28,299,000	31,682,564
Freddie Mac ARM
•2.464% 4/1/34	114,719	122,594
•2.53% 1/1/44	13,218,377	13,531,159
Freddie Mac Relocation 30 yr 5.00% 9/1/33	234,372	257,595
Freddie Mac S.F. 15 yr
3.00% 5/1/28	10,611,702	11,022,355
4.00% 12/1/20	32,289	34,280
4.00% 4/1/25	491,265	526,333
4.00% 5/1/25	6,137,677	6,515,926
4.00% 4/1/26	207,708	222,340
4.00% 9/1/26	1,762,996	1,887,216
4.00% 11/1/26	963,322	1,024,726
4.50% 7/1/25	772,008	830,657
4.50% 6/1/26	1,697,405	1,821,895
5.00% 6/1/18	292,990	311,008
5.50% 6/1/20	424,919	455,029
5.50% 6/1/21	13,771	15,037
6.00% 4/1/17	920	956
6.00% 8/1/17	3,133	3,304
6.50% 8/1/16	468	484
Freddie Mac S.F. 20 yr
3.50% 1/1/34	813,909	850,947
3.50% 3/1/34	45,078	47,130
5.00% 10/1/23	1,691	1,871
5.00% 9/1/25	2,029,123	2,245,529
5.50% 1/1/23	4,073	4,541
5.50% 2/1/24	272,561	304,559
5.50% 7/1/26	116,633	130,356
5.50% 3/1/27	254,914	285,289
5.50% 9/1/27	300,505	336,042
5.50% 10/1/27	169,227	189,050
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,945,865	3,903,202
3.00% 11/1/42	2,953,802	2,927,302
3.50% 11/1/41	387,953	400,113
4.00% 11/1/40	1,908,000	2,024,052
4.00% 12/1/40	784,182	831,879
4.00% 2/1/42	1,445,112	1,533,009
4.50% 10/1/39	1,592,458	1,724,543
4.50% 3/1/42	13,110,949	14,203,908
5.50% 4/1/33	15,407	17,303
5.50% 12/1/34	477,858	537,138
5.50% 1/1/35	3,256	3,632

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 11/1/35	236,929	$265,939
5.50% 6/1/36	320,843	359,289
5.50% 11/1/36	753,614	843,074
5.50% 12/1/36	166,303	185,371
5.50% 1/1/37	478,991	533,987
5.50% 4/1/38	6,190,488	6,900,287
5.50% 6/1/38	434,716	484,560
5.50% 4/1/39	311,507	347,224
5.50% 3/1/40	1,740,612	1,940,190
5.50% 8/1/40	16,364,069	18,240,367
5.50% 1/1/41	1,966,557	2,192,042
6.00% 6/1/34	232,748	264,990
6.00% 2/1/36	1,471,489	1,669,310
6.00% 10/1/36	2,531	2,862
6.00% 1/1/38	742,475	833,320
6.00% 6/1/38	1,997,409	2,242,449
6.00% 7/1/38	21,894	24,573
6.00% 8/1/38	4,591,523	5,192,816
6.00% 5/1/40	839,401	943,061
6.50% 8/1/36	297	335
6.50% 6/1/37	7,311	8,245
6.50% 9/1/38	874	985
6.50% 4/1/39	3,176,624	3,579,532
7.00% 11/1/33	51,410	59,217
GNMA I S.F.30 yr
5.00% 6/15/40	1,058,800	1,168,105
7.00% 12/15/34	1,292,303	1,519,525
7.50% 12/15/31	6,659	7,934
7.50% 7/15/32	23,374	26,691
GNMA II S.F. 15 yr 3.50% 5/20/27	493,344	523,134

Total Agency Mortgage-Backed Securities (Cost $1,808,979,130)		1,826,546,977

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.59%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	3,896,793	4,182,829
•Series 2007-4 AM 6.015% 2/10/51	1,655,000	1,852,471
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.401% 7/15/44	3,885,000	4,038,516
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.643% 2/15/39	298,468	301,976
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	13,671,000	15,475,217
#•Series 2011-LC1A C 144A 5.73% 11/10/46	7,500,000	8,565,967

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.618% 4/25/20	1,020,000	$1,152,512
#•Series 2011-K10 144A 4.774% 11/25/49	9,000,000	9,734,706
#•Series 2012-K19 B 144A 4.176% 5/25/45	1,245,000	1,298,866
#•Series 2012-K708 B 144A 3.891% 2/25/45	10,500,000	11,026,449
#•Series 2013-K26 144A 3.723% 12/25/45	4,900,000	4,931,375
#•Series 2013-K712 144A 3.483% 5/25/45	15,535,000	15,904,842
#•Series 2013-K713 144A 3.274% 4/25/46	10,080,000	10,174,883
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	9,632,199	9,830,015
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,747,512
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,495,861
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,844,942
#Grace Mortgage Trust Series 2014-GRCE 144A 3.369% 6/10/28	5,015,000	5,177,326
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,076,425
#Hilton USA Trust Series 2013-HLT 144A 3.367% 11/5/30	5,895,000	6,053,222
#Hilton USA Trust 2013 Series 2013-HLT AFX 144A 2.662% 11/5/30	6,903,000	6,990,841
JPMorgan Chase Commercial Mortgage Securities Trust
#•2011-C5 B 144A 5.502% 8/15/46	2,500,000	2,842,427
•Series 2005-CB11 E 5.654% 8/12/37	1,895,000	2,052,975
•Series 2005-LDP5 5.56% 12/15/44	3,600,000	3,750,426
Series 2006-LDP8 AM 5.44% 5/15/45	5,552,000	6,017,102
Series 2011-C5 A3 4.171% 8/15/46	4,535,000	4,921,373
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	266,367	275,251

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Brothers-UBS Commercial Mortgage Trust (continued)
•Series 2005-C3 B 4.895% 7/15/40	1,835,000	$1,873,919
Morgan Stanley Capital I Series 2005-IQ9 A5 4.70% 7/15/56	4,107,060	4,140,036
•Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.376% 11/14/42	4,770,000	4,986,534
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	4,716,000	5,137,568
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	2,395,000	2,378,815

Total Commercial Mortgage-Backed Securities
(Cost $173,384,404)		177,233,179

CORPORATE BONDS–38.39%
Air Freight & Logistics–0.10%
United Parcel Service 5.125% 4/1/19	6,265,000	7,177,948

		7,177,948

Airlines–0.04%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	2,686,437

		2,686,437

Auto Components–0.68%
Delphi 4.15% 3/15/24	21,690,000	22,565,604
Magna International 3.625% 6/15/24	6,885,000	6,954,807
#TRW Automotive 144A 4.45% 12/1/23	16,660,000	17,118,150

		46,638,561

Automobiles–0.12%
#General Motors 144A 3.50% 10/2/18	5,480,000	5,617,000
#Hyundai Capital America 144A 2.55% 2/6/19	2,470,000	2,492,433

		8,109,433

Beverages–0.20%
#Pernod-Ricard 144A 5.75% 4/7/21	11,993,000	13,806,162

		13,806,162

Biotechnology–0.83%
Amgen 3.625% 5/22/24	16,775,000	16,957,596
Celgene
3.25% 8/15/22	15,170,000	15,163,189
3.95% 10/15/20	5,845,000	6,172,887

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences 3.70% 4/1/24	17,635,000	$18,131,443

		56,425,115

Capital Markets–0.67%
Bank of New York Mellon 3.40% 5/15/24	3,990,000	4,046,123
Jefferies Group
5.125% 1/20/23	7,770,000	8,344,421
6.45% 6/8/27	2,021,000	2,303,334
6.50% 1/20/43	1,560,000	1,726,672
Lazard Group
4.25% 11/14/20	8,100,000	8,498,155
6.85% 6/15/17	7,870,000	8,934,748
•RBS Capital Trust I 2.099% 12/29/49	4,285,000	4,306,425
State Street 3.10% 5/15/23	7,760,000	7,634,886

		45,794,764

Chemicals–1.54%
Braskem Finance 6.45% 2/3/24	4,650,000	4,981,313
CF Industries
5.15% 3/15/34	8,960,000	9,575,561
6.875% 5/1/18	15,842,000	18,641,614
Dow Chemical 8.55% 5/15/19	18,837,000	24,235,703
Eastman Chemical 4.65% 10/15/44	8,770,000	8,713,837
Monsanto
3.375% 7/15/24	1,185,000	1,195,305
4.40% 7/15/44	15,930,000	16,030,869
Mosaic 5.625% 11/15/43	10,365,000	11,856,244
OCP
#144A 5.625% 4/25/24	4,550,000	4,783,187
#144A 6.875% 4/25/44	3,640,000	3,823,347
#Phosagro 144A 4.204% 2/13/18	1,763,000	1,751,981

		105,588,961

Commercial Banks–4.21%
#Banco de Costa Rica 144A 5.25% 8/12/18	2,250,000	2,311,875
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18	1,815,000	1,864,913
Banco Santander Mexico
#144A 4.125% 11/9/22	2,990,000	3,042,325
#•144A 5.95% 1/30/24	3,300,000	3,477,375
BanColombia 5.95% 6/3/21	2,270,000	2,514,025
Barclays Bank
2.75% 2/23/15	9,792,000	9,941,211
3.75% 5/15/24	2,600,000	2,614,643
7.625% 11/21/22	5,120,000	5,857,280
BB&T 5.25% 11/1/19	19,960,000	22,692,085
#BBVA Bancomer 144A 7.25% 4/22/20	3,510,000	4,014,563

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
•Branch Banking & Trust 0.55% 9/13/16	9,948,000	$9,913,739
City National 5.25% 9/15/20	5,562,000	6,278,792
#Credit Suisse 144A 6.50% 8/8/23	7,495,000	8,338,187
#HBOS 144A 6.75% 5/21/18	8,268,000	9,541,520
#ING Bank 144A 5.80% 9/25/23	19,715,000	22,249,304
KeyBank 6.95% 2/1/28	9,418,000	11,918,488
•National City Bank 0.601% 6/7/17	5,705,000	5,694,936
Northern Trust 3.95% 10/30/25	4,070,000	4,239,487
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	7,505,000	7,645,336
PNC Bank 6.875% 4/1/18	10,370,000	12,241,661
PNC Financial Services Group 3.90% 4/29/24	8,775,000	8,959,731
PNC Funding 5.625% 2/1/17	78,000	86,323
#•PNC Preferred Funding Trust II 144A 1.453% 3/31/49	11,400,000	11,100,750
Rabobank 4.625% 12/1/23	19,520,000	20,671,016
Santander Holdings USA 3.45% 8/27/18	14,065,000	14,919,224
#Santander UK 144A 5.00% 11/7/23	22,265,000	24,092,088
•SunTrust Bank 0.517% 8/24/15	3,810,000	3,806,533
SVB Financial Group 5.375% 9/15/20	1,330,000	1,509,144
#Turkiye Garanti Bankasi As 144A 4.75% 10/17/19	3,552,000	3,596,400
#Turkiye Is Bankasi 144A 7.85% 12/10/23	3,000,000	3,330,000
U.S. Bank 4.95% 10/30/14	2,110,000	2,142,348
•USB Capital IX 3.50% 10/29/49	21,538,000	18,468,835
#Woori Bank 144A 4.75% 4/30/24	4,750,000	4,807,019
Zions Bancorp
4.50% 3/27/17	2,909,000	3,106,515
4.50% 6/13/23	8,370,000	8,649,449
Zions Bancorporation 7.75% 9/23/14	2,393,000	2,432,664

		288,069,784

Commercial Services & Supplies–0.16%
Brambles USA
#144A 3.95% 4/1/15	2,880,000	2,941,975
#144A 5.35% 4/1/20	7,160,000	8,112,695

		11,054,670

Computers & Peripherals–0.29%
EMC 2.65% 6/1/20	1,935,000	1,953,493
NetApp 3.25% 12/15/22	6,120,000	5,903,927
#Seagate HDD Cayman 144A 4.75% 1/1/25	11,935,000	11,905,163

		19,762,583

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Construction & Engineering–0.21%
#OAS Finance 144A 8.00% 7/2/21		2,380,000	$2,409,750
#OAS Investments GMBH 144A 8.25% 10/19/19		1,700,000	1,763,750
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22		4,880,222	5,221,837
URS
3.85% 4/1/17		1,125,000	1,173,273
5.00% 4/1/22		3,655,000	3,730,227

			14,298,837

Construction Materials–0.30%
Cemex
#•144A 4.976% 10/15/18		2,000,000	2,155,000
#144A 9.50% 6/15/18		2,835,000	3,260,250
#Cemex Finance 144A 6.00% 4/1/24		2,910,000	3,037,313
#Tenedora Nemak 144A 5.50% 2/28/23		4,370,000	4,457,400
#Votorantim Cimentos 144A 7.25% 4/5/41		7,450,000	7,906,313

			20,816,276

Consumer Finance–0.85%
Fifth Third Bancorp 4.30% 1/16/24		5,885,000	6,144,893
Ford Motor Credit 5.875% 8/2/21		16,825,000	19,782,835
#Hyundai Capital America 144A 2.125% 10/2/17		4,480,000	4,551,729
SunTrust Banks 2.35% 11/1/18		3,990,000	4,045,166
Wells Fargo
4.10% 6/3/26		12,890,000	13,083,041
•5.90% 12/29/49		9,660,000	10,270,995

			57,878,659

Containers & Packaging–0.25%
International Paper 7.50% 8/15/21		2,925,000	3,732,320
Rock Tenn
3.50% 3/1/20		7,775,000	8,010,816
4.00% 3/1/23		3,670,000	3,772,742
4.45% 3/1/19		1,555,000	1,686,612

			17,202,490

Diversified Consumer Services–0.06%
#ENA Norte Trust 144A 4.95% 4/25/23		2,088,317	2,157,232
#Red de Carreteras de Occidente SAPIB de CV 144A 9.00% 6/10/28	MXN	30,000,000	2,222,733

			4,379,965

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–3.24%
Bank of America 4.00% 4/1/24		34,025,000	$34,793,387
Credit Suisse Group
#•144A 6.25% 12/29/49		3,375,000	3,402,844
#•144A 7.50% 12/11/49		4,595,000	5,097,693
#ERAC USA Finance 144A 5.25% 10/1/20		12,456,000	14,168,650
General Electric Capital
2.10% 12/11/19		3,860,000	3,863,007
3.45% 5/15/24		9,990,000	10,046,134
#144A 3.80% 6/18/19		4,305,000	4,578,083
6.00% 8/7/19		10,904,000	12,930,781
•7.125% 12/15/49		16,055,000	18,977,636
Goldman Sachs Group 3.85% 7/8/24		5,245,000	5,238,077
HSBC Holdings 4.25% 3/14/24		14,225,000	14,668,351
JPMorgan Chase
3.50% 12/18/26	GBP	241,000	400,257
4.85% 2/1/44		5,815,000	6,190,591
•6.75% 8/29/49		13,560,000	14,661,750
•Lloyds Banking Group 7.50% 4/30/49		13,760,000	14,675,040
Morgan Stanley 5.00% 11/24/25		32,125,000	34,338,413
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		9,921,000	9,788,158
#Rio Oil Finance Trust Series 2014-1 144A 6.25% 7/6/24		1,000,000	1,051,806
Royal Bank of Scotland Group 5.125% 5/28/24		9,070,000	9,227,455
#Temasek Financial I 144A 2.375% 1/23/23		2,910,000	2,790,658
#•USB Realty 144A 1.373% 12/22/49		715,000	661,375

			221,550,146

Diversified Telecommunication Services–1.85%
AT&T 4.80% 6/15/44		25,925,000	26,571,621
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24		5,970,000	6,224,023
CenturyLink 5.80% 3/15/22		7,008,000	7,332,120
#Digicel Group 144A 8.25% 9/30/20		5,910,000	6,471,450
#Oi 144A 5.75% 2/10/22		3,482,000	3,509,856
#SBA Tower Trust 144A 2.24% 4/15/18		5,285,000	5,254,125
#SES 144A 3.60% 4/4/23		16,367,000	16,593,274
#TBG Global 144A 4.625% 4/3/18		3,000,000	3,052,500
#Telefonica Chile 144A 3.875% 10/12/22		6,390,000	6,317,250
Telefonica Emisiones 4.57% 4/27/23		17,970,000	19,120,853

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Telemar Norte Leste 144A 5.50% 10/23/20	1,220,000	$1,256,234
Verizon Communications
5.15% 9/15/23	5,160,000	5,785,248
6.40% 9/15/33	2,500,000	3,071,427
6.55% 9/15/43	12,725,000	16,072,337

		126,632,318

Electric Utilities–3.07%
AEP Texas Central Transition Funding II 5.17% 1/1/18	2,000,000	2,186,586
#•AES Gener 144A 8.375% 12/18/73	3,031,000	3,417,453
Ameren Illinois 4.30% 7/1/44	2,420,000	2,450,804
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,123,607
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	9,991,938
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,791,115
ComEd Financing III 6.35% 3/15/33	4,578,000	4,635,225
Commonwealth Edison 5.95% 8/15/16	522,000	576,403
Electricite de France
#144A 4.60% 1/27/20	6,145,000	6,840,786
#•144A 5.25% 12/29/49	16,755,000	17,134,166
#•Enel 144A 8.75% 9/24/73	9,380,000	11,068,400
Entergy Arkansas 3.70% 6/1/24	2,815,000	2,928,571
Entergy Louisiana 4.05% 9/1/23	7,435,000	7,932,520
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,951,876
Great Plains Energy
4.85% 6/1/21	6,243,000	6,909,209
5.292% 6/15/22	7,951,000	9,103,680
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,616,900
ITC Holdings 3.65% 6/15/24	2,595,000	2,591,479
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,225,140
4.375% 10/1/21	12,420,000	13,322,375
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,546,483
NextEra Energy Capital Holdings
2.40% 9/15/19	9,485,000	9,547,743
3.625% 6/15/23	4,090,000	4,131,759
•6.35% 10/1/66	250,000	246,689
NV Energy 6.25% 11/15/20	8,185,000	9,672,485
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,743,526
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,870,095

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	$7,976,578
Saudi Electricity Global Sukuk 3
#144A 4.00% 4/8/24	4,466,000	4,556,437
#144A 5.50% 4/8/44	951,000	980,719
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,640,492
State Grid Overseas Investment 2014
#144A 2.75% 5/7/19	3,220,000	3,249,849
#144A 4.125% 5/7/24	5,795,000	5,958,535

		209,919,623

Electronic Equipment, Instruments & Components–0.21%
Thermo Fisher Scientific
2.40% 2/1/19	7,840,000	7,928,333
4.15% 2/1/24	6,200,000	6,496,484

		14,424,817

Food Products–0.27%
#Brasil Foods 144A 5.875% 6/6/22	2,170,000	2,354,450
#BRF-Brasil Foods 144A 3.95% 5/22/23	2,750,000	2,605,625
#Cosan Luxembourg 144A 5.00% 3/14/23	3,150,000	3,016,125
#JBS Investments 144A 7.75% 10/28/20	6,410,000	6,890,750
#Marfrig Overseas 144A 9.50% 5/4/20	3,315,000	3,596,775

		18,463,725

Health Care Equipment & Supplies–0.67%
Boston Scientific
2.65% 10/1/18	4,075,000	4,169,772
6.00% 1/15/20	16,769,000	19,517,355
CareFusion 6.375% 8/1/19	11,104,000	13,014,699
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,165,300

		45,867,126

Health Care Providers & Services–0.33%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,853,175
#144A 6.125% 5/15/41	1,062,000	1,040,031
McKesson 3.796% 3/15/24	13,910,000	14,248,820
Quest Diagnostics 2.70% 4/1/19	4,045,000	4,100,914

		22,242,940

Hotels, Restaurants & Leisure–0.37%
International Game Technology 5.35% 10/15/23	11,770,000	12,353,203
Marriott International 3.375% 10/15/20	4,820,000	5,004,264

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide
4.25% 3/1/22	2,480,000	$2,552,934
5.625% 3/1/21	4,630,000	5,225,673

		25,136,074

Independent Power Producers & Energy Traders–0.24%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,370,000	2,535,900
Exelon Generation 4.25% 6/15/22	13,300,000	13,910,643

		16,446,543

Insurance–2.20%
•Allstate 5.75% 8/15/53	7,065,000	7,601,445
American International Group
4.125% 2/15/24	5,075,000	5,352,750
•8.175% 5/15/58	1,500,000	2,073,750
8.25% 8/15/18	12,897,000	16,037,781
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,801,918
•Chubb 6.375% 3/29/67	12,793,000	14,280,186
#Five Corners Funding Trust 144A 4.419% 11/15/23	21,855,000	23,086,704
•ING US 5.65% 5/15/53	7,175,000	7,336,437
Liberty Mutual Group
#144A 4.25% 6/15/23	10,140,000	10,529,315
#144A 4.95% 5/1/22	1,974,000	2,162,608
MetLife
3.60% 4/10/24	10,140,000	10,348,499
6.40% 12/15/36	50,000	56,125
6.817% 8/15/18	9,639,000	11,532,321
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	734,777
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	10,966,800
Prudential Financial
3.875% 1/14/15	2,147,000	2,187,076
4.50% 11/15/20	1,836,000	2,026,494
•5.625% 6/15/43	3,710,000	3,987,063
•5.875% 9/15/42	3,195,000	3,486,544
6.00% 12/1/17	3,927,000	4,500,173
•XL Group 6.50% 12/31/49	5,100,000	5,049,000

		150,137,766

Internet Software & Services–0.53%
Amazon.com 2.50% 11/29/22	15,970,000	15,133,412
Baidu
2.75% 6/9/19	5,245,000	5,271,472
3.25% 8/6/18	6,475,000	6,705,931
eBay 4.00% 7/15/42	4,125,000	3,701,482

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
#Tencent Holdings 144A 3.375% 5/2/19	5,225,000	$5,348,420

		36,160,717

IT Services–0.51%
Apple 3.45% 5/6/24	16,360,000	16,576,672
International Business Machines 3.625% 2/12/24	17,520,000	18,012,803

		34,589,475

Machinery–0.59%
Caterpillar 3.40% 5/15/24	6,335,000	6,420,212
Crane
2.75% 12/15/18	1,905,000	1,950,448
4.45% 12/15/23	9,270,000	9,770,404
General Electric 4.50% 3/11/44	7,480,000	7,826,107
Ingersoll-Rand Global Holding 4.25% 6/15/23	13,445,000	14,170,506

		40,137,677

Media–1.81%
CC Holdings GS V 3.849% 4/15/23	995,000	1,000,713
#Columbus International 144A 7.375% 3/30/21	7,045,000	7,617,406
DIRECTV Holdings 4.45% 4/1/24	19,365,000	20,573,918
Grupo Televisa SAB 5.00% 5/13/45	6,280,000	6,323,897
Historic TW 6.875% 6/15/18	17,977,000	21,454,309
Interpublic Group
2.25% 11/15/17	1,485,000	1,511,770
4.20% 4/15/24	2,975,000	3,075,963
Myriad International Holdings
#144A 6.00% 7/18/20	1,840,000	2,037,800
#144A 6.375% 7/28/17	4,770,000	5,282,775
#SES Global Americas Holdings 144A 5.30% 3/25/44	4,785,000	5,125,931
Time Warner 3.55% 6/1/24	4,940,000	4,914,944
Time Warner Cable 8.25% 4/1/19	13,209,000	16,754,560
Viacom
4.375% 3/15/43	1,560,000	1,453,798
4.875% 6/15/43	13,200,000	13,332,475
5.25% 4/1/44	7,175,000	7,608,915
#VTR Finance 144A 6.875% 1/15/24	5,490,000	5,908,547

		123,977,721

Metals & Mining–0.74%
ArcelorMittal 10.35% 6/1/19	13,421,000	17,245,985
#FMG Resources August 2006 144A 6.875% 4/1/22	9,935,000	10,692,544

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
#Metalloinvest Finance 144A 6.50% 7/21/16	6,360,000	$6,670,050
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,995,000	3,024,950
Rio Tinto Finance USA 3.50% 11/2/20	2,955,000	3,096,146
#Vedanta Resources 144A 6.00% 1/31/19	4,145,000	4,305,826
#Yamana Gold 144A 4.95% 7/15/24	5,690,000	5,738,655

		50,774,156

Multi-Utilities–0.87%
Ameren Illinois 9.75% 11/15/18	14,616,000	19,299,946
CenterPoint Energy 5.95% 2/1/17	299,000	334,167
CMS Energy 6.25% 2/1/20	3,749,000	4,455,135
•Integrys Energy Group 6.11% 12/1/66	9,088,000	9,343,118
NiSource Finance 6.125% 3/1/22	6,578,000	7,786,951
Puget Energy 6.00% 9/1/21	2,034,000	2,400,657
SCANA 4.125% 2/1/22	5,188,000	5,433,403
•Wisconsin Energy 6.25% 5/15/67	9,790,000	10,114,773

		59,168,150

Office Electronics–0.07%
Xerox 6.35% 5/15/18	3,891,000	4,525,260

		4,525,260

Oil, Gas & Consumable Fuels–4.84%
Cimarex Energy 4.375% 6/1/24	4,530,000	4,626,263
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,393,224
CNOOC Nexen Finance 2014 4.25% 4/30/24	9,280,000	9,534,161
Continental Resources 4.50% 4/15/23	17,745,000	18,988,658
#144A 4.90% 6/1/44	5,895,000	6,115,308
Ecopetrol 5.875% 5/28/45	4,245,000	4,411,744
El Paso Pipeline Partners Operating 4.30% 5/1/24	23,715,000	24,002,900
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	8,884,538
Energy Transfer Partners
5.15% 2/1/43	5,060,000	5,216,556
5.95% 10/1/43	18,605,000	21,144,657
9.70% 3/15/19	4,776,000	6,266,442
EnLink Midstream Partners 4.40% 4/1/24	12,905,000	13,568,472
•Enterprise Products Operating 7.034% 1/15/68	11,034,000	12,604,193

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Gazprom Neft Capital 144A 4.375% 9/19/22	2,725,000	$2,541,063
#KazMunayGas National JSC 144A 9.125% 7/2/18	5,980,000	7,227,428
Kinder Morgan Energy Partners 9.00% 2/1/19	8,231,000	10,559,591
Lukoil International Finance
6.125% 11/9/20	3,306,000	3,591,143
#144A 6.125% 11/9/20	2,685,000	2,916,581
Newfield Exploration 5.625% 7/1/24	5,105,000	5,628,263
#Oleoducto Central 144A 4.00% 5/7/21	5,695,000	5,709,237
ONGC Videsh 2.50% 5/7/18	5,950,000	5,893,059
Pacific Rubiales Energy
#144A 5.375% 1/26/19	2,000,000	2,090,000
#144A 7.25% 12/12/21	4,740,000	5,285,100
#Pertamina Persero 144A 4.875% 5/3/22	3,145,000	3,129,275
Petrobras Global Finance
4.875% 3/17/20	8,355,000	8,602,308
6.25% 3/17/24	3,350,000	3,574,115
Petrobras International Finance 5.375% 1/27/21	3,136,000	3,284,113
Petrohawk Energy 7.25% 8/15/18	1,975,000	2,068,813
Petroleos de Venezuela 9.00% 11/17/21	3,660,000	3,128,934
Plains All American Pipeline 8.75% 5/1/19	7,183,000	9,257,113
Plains Exploration & Production 6.50% 11/15/20	4,475,000	5,017,594
Pride International 6.875% 8/15/20	18,001,000	21,901,871
#•PTT Exploration & Production 144A 4.875% 12/29/49	6,680,000	6,760,160
Statoil 2.90% 11/8/20	4,485,000	4,617,693
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,245,000	10,124,693
Talisman Energy 5.50% 5/15/42	13,435,000	14,620,545
TransCanada PipeLines
3.80% 10/1/20	132,000	142,303
•6.35% 5/15/67	12,098,000	12,627,287
Williams 4.55% 6/24/24	5,800,000	5,869,095
Williams Partners
3.90% 1/15/25	7,195,000	7,243,725
7.25% 2/1/17	6,510,000	7,444,979
#Woodside Finance 144A 8.75% 3/1/19	7,009,000	8,902,853
#YPF 144A 8.75% 4/4/24	2,400,000	2,513,760

		331,029,810

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products–0.55%
Fibria Overseas Finance 5.25% 5/12/24	4,555,000	$4,543,613
Georgia-Pacific 8.00% 1/15/24	13,854,000	18,714,579
International Paper
3.65% 6/15/24	6,690,000	6,719,403
4.80% 6/15/44	490,000	495,815
6.00% 11/15/41	6,205,000	7,338,151

		37,811,561

Pharmaceuticals–0.86%
Actavis Funding SCS
#144A 3.85% 6/15/24	11,850,000	12,002,711
#144A 4.85% 6/15/44	3,550,000	3,597,613
Express Scripts Holding
2.25% 6/15/19	5,730,000	5,712,684
3.50% 6/15/24	15,975,000	15,840,586
Zoetis
1.875% 2/1/18	7,750,000	7,774,133
3.25% 2/1/23	13,950,000	13,824,910

		58,752,637

Real Estate Investment Trusts–1.91%
Alexandria Real Estate Equities
3.90% 6/15/23	3,540,000	3,531,727
4.60% 4/1/22	6,817,000	7,219,407
American Tower Trust I
#144A 1.551% 3/15/43	9,885,000	9,853,585
#144A 3.07% 3/15/23	6,675,000	6,610,449
CBL & Associates 5.25% 12/1/23	4,960,000	5,297,850
#Comcel Trust 144A 6.875% 2/6/24	1,850,000	2,002,625
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,761,270
5.25% 2/15/24	5,560,000	5,967,704
DDR
4.625% 7/15/22	1,885,000	2,020,347
4.75% 4/15/18	3,752,000	4,086,971
7.50% 4/1/17	1,730,000	1,997,541
7.875% 9/1/20	6,092,000	7,718,357
9.625% 3/15/16	478,000	547,156
Digital Realty Trust 5.875% 2/1/20	3,674,000	4,088,207
Duke Realty 3.625% 4/15/23	3,480,000	3,457,599
Excel Trust 4.625% 5/15/24	3,845,000	3,917,932
Healthcare Trust of America Holdings 3.375% 7/15/21	3,405,000	3,412,130
Host Hotels & Resorts
3.75% 10/15/23	11,990,000	11,904,931
4.75% 3/1/23	1,775,000	1,895,285
5.875% 6/15/19	2,475,000	2,659,783

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties 3.80% 10/15/22	2,205,000	$2,252,352
Regency Centers
4.80% 4/15/21	2,365,000	2,605,960
5.875% 6/15/17	2,897,000	3,259,003
#Trust F 144A 5.25% 12/15/24	4,560,000	4,799,400
#WEA Finance 144A 4.625% 5/10/21	5,644,000	6,483,370
Weyerhaeuser 4.625% 9/15/23	16,615,000	18,017,854

		130,368,795

Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	5,270,000	5,487,514

		5,487,514

Road & Rail–0.31%
Burlington Northern Santa Fe 4.90% 4/1/44	8,680,000	9,315,940
#Korea Expressway 144A 1.875% 10/22/17	4,570,000	4,599,230
Norfolk Southern
3.85% 1/15/24	5,590,000	5,829,190
4.80% 8/15/43	1,160,000	1,239,041

		20,983,401

Semiconductors & Semiconductor Equipment–0.25%
National Semiconductor 6.60% 6/15/17	10,220,000	11,838,501
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,313,291

		17,151,792

Software–0.16%
Microsoft 2.125% 11/15/22	2,290,000	2,196,774
Oracle
3.40% 7/8/24	3,680,000	3,671,646
4.30% 7/8/34	5,305,000	5,302,878

		11,171,298

Specialty Retail–0.51%
QVC 4.375% 3/15/23	16,300,000	16,587,320
Signet UK Finance 4.70% 6/15/24	9,645,000	9,819,960
Target
2.30% 6/26/19	3,980,000	4,013,683
3.50% 7/1/24	4,635,000	4,697,137

		35,118,100

Wireless Telecommunication Services–0.84%
America Movil SAB de CV 5.00% 3/30/20	12,637,000	14,073,448
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,906,116

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#Millicom International Cellular 144A 6.625% 10/15/21	2,750,000	$2,970,000
#VimpelCom 144A 7.748% 2/2/21	5,705,000	6,289,763

		57,239,327

Total Corporate Bonds (Cost $2,504,100,737)		2,624,959,114

MUNICIPAL BONDS–2.27%
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A 5.00% 4/1/42	2,455,000	2,662,914
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,029,992
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	7,951,451
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	18,897,801
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,256,371
New Jersey Transportation Trust Fund Authority Transportation System Series A 5.00% 6/15/42	1,560,000	1,644,661
New York City Water & Sewer System Series BB 5.00% 6/15/47	1,185,000	1,290,512
New York City, New York Series I 5.00% 8/1/22	2,260,000	2,690,937
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	4,982,164
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE)	400,000	404,832

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	$3,812,639
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	20,259,335
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	23,913,625
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,286,551
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,636,349
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,749,663
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	2,365,000	2,839,466
University of Missouri Systems Facilities Revenue Board of Curators Taxable Build America Bonds 5.792% 11/1/41	9,235,000	11,863,189

Total Municipal Bonds (Cost $125,998,277)		155,172,452

NON-AGENCY ASSET-BACKED SECURITIES–4.33%
Ally Master Owner Trust
Series 2013-1 A2 1.00% 2/15/18	4,415,000	4,428,739
•Series 2013-2 A 0.602% 4/15/18	5,000,000	5,009,055
•Series 2014-2 A 0.522% 1/16/18	11,750,000	11,750,000
•American Express Credit Account Master Trust Series 2014-1 A 0.522% 12/15/21	5,000,000	5,007,325
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	4,400,000	4,398,236
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,885,384
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,996,784
#Series 2014-1A A 144A 2.46% 7/20/20	4,540,000	4,572,547

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	2,301,621	$2,322,271
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.242% 6/17/19	20,000,000	19,932,960
Series 2007-A7 A7 5.75% 7/15/20	13,484,000	15,328,557
•Series 2013-A2 A2 0.332% 2/15/19	3,500,000	3,499,734
•Series 2014-A3 A3 0.532% 1/18/22	8,000,000	8,008,296
#•Cent CLO Series 2013-20A 144A 1.709% 1/25/26	9,000,000	8,995,500
Chase Issuance Trust
•Series 2007-B1 B1 0.402% 4/15/19	20,592,000	20,463,403
•Series 2012-A6 A 0.282% 8/15/17	3,800,000	3,800,000
•Series 2013-A3 A3 0.432% 4/15/20	10,000,000	9,997,180
•Series 2013-A9 A 0.572% 11/16/20	7,500,000	7,516,463
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.574% 7/24/20	4,500,000	4,515,025
•Series 2013-A7 A7 0.584% 9/10/20	1,750,000	1,757,226
Series 2014-A5 A5 2.68% 6/7/23	6,435,000	6,457,670
Citicorp Residential Mortgage Securities
fSeries 2006-3 A4 5.703% 11/25/36	49,539	50,175
fSeries 2006-3 A5 5.948% 11/25/36	5,708,000	5,713,737
Discover Card Execution Note Trust Series 2014-A3 A3 1.22% 10/15/19	6,875,000	6,890,207
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.468% 10/20/20	9,384,588	9,301,065
#•Flagship CLO Series 2013-7A A1 144A 1.698% 1/20/26	14,000,000	13,948,200
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	1,390,942	1,385,556
GE Equipment Transportation Series 2014-1 Series 2014-1 A3 0.97% 4/23/18	3,125,000	3,126,366
Golden Credit Card Trust #Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,427,086

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust (continued)
#•Series 2014-2A A 144A 0.602% 3/15/21	5,500,000	$5,515,488
#Greatamerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	5,600,000	5,608,411
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,156,246
#•JFIN CLO Series 2014-1A A 144A 1.77% 4/21/25	9,500,000	9,477,200
#•KKR CLO Trust Series 2013-1A A1 144A 1.376% 7/15/25	10,000,000	9,838,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.468% 7/20/22	13,437,465	13,210,372
#•Mayport CLO Series 2006-1A A1L 144A 0.478% 2/22/20	3,203,447	3,189,031
Mid-State Trust Series 11 A1 4.864% 7/15/38	692,850	738,660
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,750,000	6,752,369
#•Telos CLO 2013-4 Series 2013-4A A 144A 1.526% 7/17/24	11,500,000	11,379,250
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15	522,000	527,505
#•Venture CDO Series 2014-16A A1L 144A 1.868% 4/15/26	12,000,000	11,988,000
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	2,532,173
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,294,956
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	2,590,518	2,593,450

Total Non-Agency Asset-Backed Securities (Cost $294,023,526)		296,285,858

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	134,536	138,980
•Bank of America Mortgage Securities Series 2004-L 4A1 5.218% 1/25/35	442,727	442,932
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2 M2 1.802% 4/25/24	1,755,000	1,766,995

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	255,556	$268,244
•JPMorgan Mortgage Trust Series 2006-A2 3A3 5.269% 4/25/36	2,487,725	2,286,426
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	122,761	132,575
MASTR ARM Trust
•Series 2003-6 1A2 2.45% 12/25/33	227,864	228,230
•Series 2005-6 7A1 5.196% 6/25/35	587,033	557,102
•Series 2006-2 4A1 2.629% 2/25/36	461,142	456,206
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	212,773	212,986
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.47% 2/25/35	221,218	206,474
•Structured ARM Loan Trust Series 2004-3AC A2 2.377% 3/25/34	149,821	151,955
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	277,661	285,036

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,266,536)		7,134,141

«SENIOR SECURED LOANS–0.95%
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	9,300,000	9,337,200
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	5,903,919	5,929,751
First Data Tranche B 1st Lien 4.00% 3/24/21	15,000,000	15,037,500
Level 3 Financing Tranche B 4.00% 1/15/20	11,950,000	11,987,344
PQ 1st Lien 4.00% 8/7/17	5,969,697	5,995,814
Univision Communications Tranche C4 4.00% 3/1/20	11,850,450	11,861,560
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	4,757,822	4,780,869

Total Senior Secured Loans (Cost $64,338,716)		64,930,038

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS–0.46%
Azerbaijan–0.03%
#Republic of Azerbaijan International Bond 144A 4.75% 3/18/24		2,244,000	$2,322,540

			2,322,540

Brazil–0.02%
Brazil Notas Do Tesouro Nacional Serie F 10.00% 1/1/25	BRL	2,859,000	1,081,957

			1,081,957

Indonesia–0.07%
#Indonesia Government International Bond 144A 5.875% 1/15/24		4,379,000	4,844,269

			4,844,269

Ivory Coast–0.05%
øIvory Coast Government International Bond 5.75% 12/31/32		3,293,000	3,214,791

			3,214,791

Kenya–0.05%
#Kenya Government International Bond 144A 5.875% 6/24/19		3,500,000	3,577,000

			3,577,000

Mexico–0.01%
Mexican Bonos 7.75% 5/29/31	MXN	7,729,000	682,626

			682,626

Pakistan–0.09%
Pakistan Government International Bond
#144A 7.25% 4/15/19		3,142,000	3,228,405
#144A 8.25% 4/15/24		2,705,000	2,803,056

			6,031,461

Romania–0.07%
#Romanian Government International Bond 144A 4.875% 1/22/24		4,296,000	4,591,350

			4,591,350

South Africa–0.01%
South Africa Government Bond 8.00% 12/21/18	ZAR	7,570,000	723,678

			723,678

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sri Lanka–0.04%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		2,531,000	$2,670,205

			2,670,205

Sweden–0.00%
Sweden Government 3.00% 7/12/16	SEK	1,270,000	199,817
Sweden Government Bond 1.50% 11/13/23	SEK	645,000	94,830

			294,647

Uruguay–0.02%
Uruguay Government International Bond 5.10% 6/18/50		1,195,000	1,183,050

			1,183,050

Total Sovereign Bonds (Cost $29,944,724)			31,217,574

SUPRANATIONAL BANK–0.03%
#Eurasian Development Bank 144A 5.00% 9/26/20		2,000,000	2,066,000

Total Supranational Bank (Cost $1,997,250)			2,066,000

U.S. TREASURY OBLIGATIONS–17.03%
U.S. Treasury Bonds
3.375% 5/15/44		54,220,000	54,592,763
¥3.625% 2/15/44		122,320,000	129,104,968
U.S. Treasury Notes
0.25% 9/30/14		343,125,000	343,305,827
1.50% 5/31/19		367,800,000	365,975,344
2.50% 5/15/24		271,400,000	271,039,581

Total U.S. Treasury Obligations (Cost $1,157,004,732)			1,164,018,483

	Number of Shares
PREFERRED STOCK–0.32%
Alabama Power 5.625%		137,242	3,410,464
•Integrys Energy Group 6.00%		285,850	7,520,713
National Retail Properties 5.70%		147,630	3,371,869
Public Storage 5.20%		125,605	2,780,895
•Regions Financial 6.375%		190,400	4,900,896

Total Preferred Stock (Cost $21,960,358)			21,984,837

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.60%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	40,998,123	$40,998,123

Total Money Market Fund (Cost $40,998,123)		40,998,123

	Principal Amount°
SHORT-TERM INVESTMENTS–21.30%
Certificates of Deposit–5.18%
Banco Estado Chile
0.20% 10/7/14	20,000,000	19,998,900
0.21% 7/7/14	35,000,000	35,000,339
Bank of Montreal Chicago
0.15% 8/29/14	50,000,000	50,000,000
0.17% 9/9/14	15,000,000	15,000,000
Chase Bank USA 0.76% 12/4/14	55,000,000	55,040,629
Credit Suisse New York 0.21% 7/10/14	50,000,000	50,000,555
Deutsche Bank New York 0.44% 12/10/14	4,750,000	4,752,345
Dnb Nor Bank New York 0.29% 12/10/14	4,750,000	4,751,281
HSBC Bank USA 0.21% 9/22/14	50,000,000	50,004,655
Rabobank Nederland New York 0.26% 12/11/14	4,750,000	4,750,641
Toronto Dominion Bank New York 0.17% 8/6/14	50,000,000	50,002,565
UBS Stamford CT 0.21% 10/21/14	15,000,000	14,999,995

		354,301,905

≠Discount Note–1.63%
Federal Home Loan Bank 0.06% 7/9/14	111,515,000	111,514,554

		111,514,554

≠Discounted Commercial Paper–13.39%
Abbey National North America 0.10% 7/1/14	75,000,000	75,000,000
ANZ New Zealand International 0.19% 11/17/14	30,150,000	30,128,506
Bank of Nova Scotia 0.16% 8/25/14	25,500,000	25,496,032
BNP Paribas Canada 0.10% 7/2/14	34,500,000	34,499,807
BNP Paribas Finance 0.18% 7/7/14	65,000,000	64,998,739
Brown University 0.10% 9/15/14	6,780,000	6,778,508

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Caterpillar Financial Services 0.20% 7/14/14	61,500,000	$61,497,847
Commonwealth Bank of Australia •×144A 0.228% 10/17/14	50,000,000	50,007,900
Cornell University
0.11% 7/23/14	15,000,000	14,998,950
0.11% 8/19/14	15,550,000	15,547,823
CPPIB Capital 0.13% 8/5/14	23,240,000	23,237,072
Credit Suisse New York 0.23% 7/25/14	11,910,000	11,908,735
Dartmouth College 0.11% 8/12/14	2,400,000	2,399,712
Duke University 0.12% 9/17/14	2,500,000	2,499,161
General Electric Capital
0.04% 7/11/14	51,500,000	51,499,372
0.14% 9/10/14	7,000,000	6,998,796
0.17% 10/7/14	5,000,000	4,998,405
Glaxosmithkline Finance 0.09% 7/29/14	50,000,000	49,994,805
JP Morgan Securities 0.452% 12/19/14	9,750,000	9,740,357
Koch Resources 0.08% 7/7/14	40,400,000	40,399,451
Leland Stanford Jr University 0.09% 7/18/14	17,760,000	17,759,290
Lloyds Bank 0.24% 7/28/14	65,000,000	64,994,651
PNC Bank North America 0.281% 8/21/14	500,000	499,885

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Rabobank USA Finance 0.21% 11/12/14	25,000,000	$24,982,657
Sanofi ×144A 0.12% 9/24/14	45,000,000	44,989,357
Siemens Capital 0.10% 7/30/14	20,000,000	19,998,334
Societe Generale North America 0.28% 8/1/14	20,000,000	19,997,636
Standard Chartered Bank
0.25% 8/4/14	25,000,000	24,997,723
0.25% 8/25/14	25,000,000	24,995,035
Total Capital Canada 0.10% 8/19/14	34,950,000	34,943,835
Toyota Motor Credit 0.17% 9/3/14	35,000,000	34,994,817
Yale University 0.10% 9/15/14	20,000,000	19,993,540

		915,776,738

Floating Rate Notes–1.10%
Bank of Nova Scotia •0.28% 12/5/14	25,000,000	25,009,500
National Australia Bank •0.223% 10/23/14	50,000,000	50,008,950

		75,018,450

Total Short Term Investments (Cost $1,456,502,195)		1,456,611,647

TOTAL VALUE OF SECURITIES–116.67% (Cost $7,792,761,522)	7,977,375,216
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.67%)	(1,139,707,742)

NET ASSETS APPLICABLE TO 486,551,664 SHARES OUTSTANDING–100.00%	$6,837,667,474

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($4,110,948,318 / 292,320,259 Shares)	$14.063

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($2,726,719,156 / 194,231,405 Shares)	$14.039

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$6,606,886,062
Undistributed net investment income	65,626,837
Accumulated net realized loss on investments	(16,493,250)
Net unrealized appreciation of investments and derivatives	181,647,825

Total net assets	$6,837,667,474

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $961,822,896, which represents 14.07% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund Statement of Net Assets (continued)

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«

Of this amount, $1,750,000 represents cash collateral for swap contracts, $1,351,854,285 represents payable for securities purchased and $983,637 represents payable for fund shares redeemed as of June 30, 2014.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2014, the aggregate value of these securities was $94,997,257, which represented 1.39% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
TD	JPY	18,364,261	USD (180,107)	7/11/14	$1,168

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,584) U.S. Treasury 10 yr Notes	$(320,933,855)	$(323,444,125)	9/22/14	$(2,510,270)
(3,529) U.S. Treasury 5 yr Notes	(422,089,553)	(421,577,648)	10/6/14	511,904
943 U.S. Treasury Long Bonds	130,040,896	129,367,813	9/22/14	(673,083)

	$(612,982,512)			$(2,671,449)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	CDX.EM.21	13,830,000	5.00%	6/20/19	$(240,546)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Notes 5 in “Notes to Financial Statements.”

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund Statement of Net Assets (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

BNP–Banque Paribas

BRL–Brazilian Real

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CLO–Collateralized Loan Obligation

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

JPY– Japanese Yen

MASTR–Mortgage Asset Securitization Transaction, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Delaware Bond Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$83,846,619
Dividends	515,115

84,361,734

EXPENSES:
Management fees	10,209,025
Distribution fees-Service Class	4,597,018
Accounting and administration expenses	808,096
Reports and statements to shareholders	242,923
Professional fees	75,144
Trustees’ fees and expenses	65,692
Custodian fees	48,234
Pricing fees	43,597
Consulting fees	4,117
Other	35,295

Total operating expenses	16,129,141

NET INVESTMENT INCOME	68,232,593

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	60,145,702
Foreign currencies	472,071
Foreign currency exchange contracts	(555,244)
Futures contracts	7,560,841
Swap contracts	(276,086)

Net realized gain	67,347,284

Net change in unrealized appreciation (depreciation) of:
Investments	170,349,565
Foreign currencies	(200,174)
Foreign currency exchange contracts	(126,873)
Futures contracts	(22,146,536)
Swap contracts	(323,406)

Net change in unrealized appreciation (depreciation)	147,552,576

NET REALIZED AND UNREALIZED GAIN	214,899,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,132,453

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$68,232,593	$113,425,784
Net realized gain (loss)	67,347,284	(93,951,051)
Net change in unrealized appreciation (depreciation)	147,552,576	(156,895,019)

Net increase (decrease) in net assets resulting from operations	283,132,453	(137,420,286)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(66,847,062)
Service Class	—	(37,135,378)
Net realized gain:
Standard Class	—	(39,032,879)
Service Class	—	(29,367,547)
Return of capital:
Standard Class	—	(1,588,384)
Service Class	—	(1,093,573)

	—	(175,064,823)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	546,402,276	1,752,791,955
Service Class	157,103,791	409,018,073
Net asset value of shares issued upon reinvestment of dividend and distributions:
Standard Class	—	107,468,325
Service Class	—	67,596,497

	703,506,067	2,336,874,850

Cost of shares redeemed:
Standard Class	(336,883,466)	(402,578,915)
Service Class	(107,470,840)	(228,160,172)

	(444,354,306)	(630,739,087)

Increase in net assets derived from capital share transactions	259,151,761	1,706,135,763

NET INCREASE IN NET ASSETS	542,284,214	1,393,650,654
NET ASSETS:
Beginning of period	6,295,383,260	4,901,732,606

End of period	$6,837,667,474	$6,295,383,260

Undistributed (distributions in excess of) net investment income	$65,626,837	$(2,605,756)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$13.466	$14.212	$13.916	$13.695	$13.322	$11.676

Income (loss) from investment operations:
Net investment income[2]	0.150	0.303	0.345	0.427	0.514	0.655
Net realized and unrealized gain (loss)	0.447	(0.634)	0.571	0.611	0.617	1.553

Total from investment operations	0.597	(0.331)	0.916	1.038	1.131	2.208

Less dividends and distributions from:
Net investment income	—	(0.247)	(0.290)	(0.479)	(0.479)	(0.562)
Net realized gain	—	(0.162)	(0.330)	(0.338)	(0.279)	—
Return of capital	—	(0.006)	—	—	—	—

Total dividends and distributions	—	(0.415)	(0.620)	(0.817)	(0.758)	(0.562)

Net asset value, end of period	$14.063	$13.466	$14.212	$13.916	$13.695	$13.322

Total return[3]	4.43%	(2.31% )	6.61%	7.64%	8.49%	18.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,110,948	$3,728,463	$2,448,509	$1,301,203	$1,238,884	$1,139,218
Ratio of expenses to average net assets	0.35%	0.37%	0.38%	0.39%	0.39%	0.41%
Ratio of net investment income to average net assets	2.20%	2.18%	2.41%	3.03%	3.68%	5.13%
Portfolio turnover	223%	431%	366%	379%	312%	270%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$13.466	$14.212	$13.916	$13.697	$13.324	$11.682

Income (loss) from investment operations:
Net investment income[2]	0.126	0.255	0.294	0.377	0.465	0.610
Net realized and unrealized gain (loss)	0.447	(0.635)	0.571	0.610	0.617	1.549

Total from investment operations	0.573	(0.380)	0.865	0.987	1.082	2.159

Less dividends and distributions from:
Net investment income	—	(0.198)	(0.239)	(0.430)	(0.430)	(0.517)
Net realized gain	—	(0.162)	(0.330)	(0.338)	(0.279)	—
Return of capital	—	(0.006)	—	—	—	—

Total dividends and distributions	—	(0.366)	(0.569)	(0.768)	(0.709)	(0.517)

Net asset value, end of period	$14.039	$13.466	$14.212	$13.916	$13.697	$13.324

Total return[3]	4.26%	(2.64%)	6.24%	7.26%	8.12%	18.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,726,719	$2,566,920	$2,453,224	$2,019,708	$1,585,251	$1,068,928
Ratio of expenses to average net assets	0.70%	0.72%	0.73%	0.74%	0.74%	0.76%
Ratio of net investment income to average net assets	1.85%	1.83%	2.06%	2.68%	3.33%	4.78%
Portfolio turnover	223%	431%	366%	379%	312%	270%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million.

Delaware Investments Fund Advisers (DIFA), a series of the Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to DIFA for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $142,166 and $36,870, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,736,186
Distribution fees payable to LFD	777,635

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$8,045,069,524
Purchases of U.S. government securities	5,419,658,627
Sales other than U.S. government securities	8,004,356,981
Sales of U.S. government securities	5,600,223,335

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,794,095,210

Aggregate unrealized appreciation	$191,421,059
Aggregate unrealized depreciation	(8,141,053)

Net unrealized appreciation	$183,280,006

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $60,019,663.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,405,503,224	$9,913,724	$2,415,416,948
Corporate Debt	—	2,689,889,152	—	2,689,889,152
Foreign Debt	—	33,283,574	—	33,283,574
Money Market Fund	40,998,123	—	—	40,998,123
Municipal Bonds	—	155,172,452	—	155,172,452
U.S. Treasury Obligation	—	1,164,018,483	—	1,164,018,483
Short-Term Investments	—	1,456,611,647	—	1,456,611,647
Preferred Stock	21,984,837	—	—	21,984,837

Total	$62,982,960	$7,904,478,532	$9,913,724	$7,977,375,216

Foreign Currency Exchange Contracts	$—	$1,168	$—	$1,168

Futures Contracts	$(2,671,449)	$—	$—	$(2,671,449)

Swap Contracts	$—	$(240,546)	$—	$(240,546)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	39,683,455	125,601,799
Service Class	11,405,858	29,402,379
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,973,237
Service Class	—	5,021,306

	51,089,313	167,998,721

Shares redeemed:
Standard Class	(24,245,518)	(28,971,607)
Service Class	(7,802,688)	(16,414,336)

	(32,048,206)	(45,385,943)

Net increase	19,041,107	122,612,778

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

5. Derivatives (continued)

by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2014.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

5. Derivatives (continued)

recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2014, net unrealized depreciation of CDS contracts was $240,546. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2014, the Fund would have received $13,830,000 less the value of the contracts’ related reference obligations. The Fund posted $1,750,000 cash collateral for certain open derivatives as of June 30, 2014.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$ 1,168	Liabilities net of receivables and other assets	$ —
Interest rate contracts (Future contracts)	Liabilities net of receivables and other assets	511,904	Liabilities net of receivables and other assets	(3,183,353)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(240,546)

Total		$513,072		$(3,423,899)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (555,244)	$ (126,873)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,560,841	(22,146,536)
Credit and interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(276,086)	(323,406)

Total		$6,729,511	$(22,596,815)

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	6,868,838	USD	14,246,250
Futures contracts (average notional value)		198,274,539		513,943,651
Options contracts (average notional value)		4,185		—
CDS contracts (average notional value)*	EUR	1,420,320	EUR	—
CDS contracts (average notional value)*	USD	8,899,440	USD	—

*Long represents buying protection and short represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign Currency Exchange Contracts	$1,168	$—	$1,168

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[1]
Toronto Dominion Bank	$1,168	$—	$—	$1,168

LVIP Delaware Bond Fund–30

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Credit Default Swaps	$(240,546)	$—	$(240,546)
Futures Contracts - Variation Margin[2]	(184,789)	—	(184,789)

Total	$(425,335)	$—	$(425,335)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Morgan Stanley Capital	$(240,546)	$—	$240,546	$ —
Union Bank of Switzerland	(184,789)	—	—	(184,789)

Total	$(425,335)	$—	$240,546	$(184,789)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid

LVIP Delaware Bond Fund–31

LVIP Delaware Bond Fund Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Section 4(2) and Rule 144A securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–32

LVIP Delaware Diversified Floating Rate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Floating Rate Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,011.40	0.61%	$3.04
Service Class Shares	1,000.00	1,010.20	0.86%	4.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.77	0.61%	$3.06
Service Class Shares	1,000.00	1,020.53	0.86%	4.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.88%
Convertible Bonds	0.30%
Convertible Preferred Stock	0.03%
Corporate Bonds	74.99%
Aerospace & Defense	1.36%
Air Freight & Logistics	0.06%
Airlines	0.04%
Auto Components	0.79%
Automobiles	2.05%
Beverages	3.19%
Biotechnology	1.32%
Capital Markets	1.43%
Chemicals	0.65%
Commercial Banks	9.47%
Commercial Services & Supplies	0.36%
Communications Equipment	0.95%
Computers & Peripherals	2.00%
Construction & Engineering	0.25%
Construction Materials	0.24%
Consumer Finance	3.22%
Containers & Packaging	0.34%
Diversified Financial Services	5.67%
Diversified Telecommunication Services	2.54%
Electric Utilities	4.93%
Energy Equipment & Services	0.38%
Food & Staples Retailing	0.86%
Food Products	2.18%
Health Care Equipment & Supplies	1.43%
Health Care Providers & Services	0.65%
Hotels, Restaurants & Leisure	0.63%
Independent Power Producers & Energy Traders	0.09%
Industrial Conglomerates	0.02%

Security Type/Sector	Percentage of Net Assets
Insurance	3.44%
Internet Software & Services	0.40%
IT Services	1.10%
Life Sciences Tools & Services	0.53%
Machinery	0.49%
Media	2.08%
Metals & Mining	0.70%
Multi-Utilities	0.42%
Oil, Gas & Consumable Fuels	8.85%
Paper & Forest Products	0.46%
Pharmaceuticals	4.11%
Real Estate Investment Trusts	0.90%
Real Estate Management & Development	0.08%
Road & Rail	1.05%
Semiconductors & Semiconductor Equipment	0.14%
Software	1.23%
Specialty Retail	0.75%
Wireless Telecommunication Services	1.16%
Municipal Bonds	2.03%
Non-Agency Asset-Backed Securities	8.34%
Senior Secured Loans	10.94%
Sovereign Bonds	0.74%
U.S. Treasury Obligations	0.07%
Preferred Stock	0.24%
Money Market Fund	0.22%
Total Value of Securities	98.78%
Receivables and Other Assets Net of Liabilities	1.22%
Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.88%
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 1M1 1.102% 5/25/24	2,116,058	$2,118,511
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	5,275	6,022
•Series 2005-106 QF 0.662% 12/25/35	2,145,910	2,162,774
•Series 2006-40 F 0.452% 5/25/36	206,233	205,887
Freddie Mac REMICs
•Series 3152 JF 0.602% 8/15/35	204,699	205,442
•Series 3311 VF 0.392% 5/15/37	424,755	423,164
•Series 3780 LF 0.552% 3/15/29	42,217	42,294
•Series 3800 AF 0.652% 2/15/41	638,597	641,660
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M1 1.152% 2/25/24	1,700,698	1,706,848
•Series 2014-DN2 M1 1.002% 4/25/24	3,680,086	3,686,861
•GNMA Series 2010-46 MF 0.552% 5/16/34	496,831	500,237

Total Agency Collateralized Mortgage Obligations (Cost $11,658,187)		11,699,700

CONVERTIBLE BONDS–0.30%
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	207,000	202,860
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	21,000	22,601
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	23,000	31,697
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	206,000	204,197
fGeneral Cable 4.50% exercise price $35.64, expiration date 11/15/29	83,000	82,481
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	175,000	187,797
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	38,000	39,473

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	492,000	$491,693
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	1,019,000	1,087,783
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	150,000	220,594
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	42,000	163,039
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	324,211
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	229,750
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	199,000	405,836
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	76,000	76,095
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	126,000	137,813

Total Convertible Bonds (Cost $3,349,747)		3,907,920

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.03%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	1,875	42,715
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	87	110,436
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,623	82,627
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	850	40,741
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	100	3,196
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	520	59,150

Total Convertible Preferred Stock (Cost $329,960)		338,865

LVIP Delaware Diversified Floating Rate Fund—3

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–74.99%
Aerospace & Defense–1.36%
•Boeing 0.233% 11/3/14	1,900,000	$1,900,279
Precision Castparts 1.25% 1/15/18	5,300,000	5,268,173
•Rockwell Collins 0.581% 12/15/16	7,610,000	7,633,256
•United Technologies 0.727% 6/1/15	3,250,000	3,264,687

		18,066,395

Air Freight & Logistics–0.06%
United Parcel Service 5.125% 4/1/19	725,000	830,648

		830,648

Airlines–0.04%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	501,806

		501,806

Auto Components–0.79%
Delphi
4.15% 3/15/24	2,090,000	2,174,371
6.125% 5/15/21	1,200,000	1,344,120
Magna International 3.625% 6/15/24	3,735,000	3,772,869
#TRW Automotive 144A 4.45% 12/1/23	3,060,000	3,144,150

		10,435,510

Automobiles–2.05%
#•Daimler Finance North America 144A 0.58% 3/10/17	5,400,000	5,409,315
#General Motors 144A 3.50% 10/2/18	865,000	886,625
#Hyundai Capital America 144A 2.55% 2/6/19	350,000	353,179
•PACCAR Financial 0.83% 12/6/18	5,850,000	5,910,050
Toyota Motor Credit 2.00% 10/24/18	5,700,000	5,769,626
#•Volkswagen International Finance 144A 0.666% 11/18/16	8,755,000	8,793,286

		27,122,081

Beverages–3.19%
•Anheuser-Busch InBev Finance 0.625% 2/1/19	9,060,000	9,074,342
•Coca-Cola 0.325% 11/1/16	5,000,000	5,007,560
Constellation Brands 4.25% 5/1/23	230,000	231,437

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo
•0.437% 2/26/16	4,925,000	$4,932,058
4.50% 1/15/20	2,000,000	2,228,064
Pernod-Ricard
#144A 2.95% 1/15/17	5,450,000	5,671,074
#144A 4.25% 7/15/22	1,300,000	1,363,939
#144A 5.75% 4/7/21	1,725,000	1,985,794
SABMiller Holdings
#•144A 0.915% 8/1/18	6,520,000	6,563,338
#144A 1.85% 1/15/15	5,250,000	5,287,627

		42,345,233

Biotechnology–1.32%
Amgen
3.875% 11/15/21	6,390,000	6,753,898
4.10% 6/15/21	505,000	544,123
Celgene
3.25% 8/15/22	1,670,000	1,669,250
3.625% 5/15/24	4,500,000	4,519,615
Genzyme 3.625% 6/15/15	700,000	721,925
Gilead Sciences 3.70% 4/1/24	3,260,000	3,351,772

		17,560,583

Capital Markets–1.43%
Bank of New York Mellon
•1.077% 11/24/14	500,000	501,795
3.40% 5/15/24	3,720,000	3,772,326
Goldman Sachs Group
•1.425% 4/30/18	2,290,000	2,329,141
3.85% 7/8/24	1,015,000	1,013,660
Jefferies Group 5.125% 1/20/23	1,695,000	1,820,308
Lazard Group
4.25% 11/14/20	1,805,000	1,893,725
6.85% 6/15/17	915,000	1,038,792
Morgan Stanley
•1.477% 2/25/16	2,370,000	2,404,095
•1.509% 4/25/18	3,265,000	3,332,824
•RBS Capital Trust I
2.099% 12/29/49	785,000	788,925

		18,895,591

Chemicals–0.65%
Braskem Finance 6.45% 2/3/24	1,180,000	1,264,075
CF Industries
6.875% 5/1/18	1,240,000	1,459,134
7.125% 5/1/20	500,000	616,631
Dow Chemical 8.55% 5/15/19	475,000	611,135
Monsanto 3.375% 7/15/24	2,160,000	2,178,783
#OCP 144A 5.625% 4/25/24	2,355,000	2,475,694

		8,605,452

LVIP Delaware Diversified Floating Rate Fund—4

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks–9.47%
•Abbey National Treasury Services 0.74% 3/13/17	2,500,000	$2,505,653
#•Australia & New Zealand Banking Group 144A 0.607% 1/10/17	7,750,000	7,776,195
#Banco de Costa Rica 144A 5.25% 8/12/18	810,000	832,275
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18	660,000	678,150
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24	810,000	853,537
BanColombia 5.95% 6/3/21	555,000	614,663
#Bank of Georgia 144A 7.75% 7/5/17	745,000	804,600
•Bank of Montreal 0.746% 7/15/16	4,320,000	4,350,218
Bank of Nova Scotia
•0.631% 3/15/16	2,100,000	2,107,837
•0.746% 7/15/16	4,860,000	4,889,068
Barclays Bank
3.75% 5/15/24	2,000,000	2,011,264
7.625% 11/21/22	600,000	686,400
•BB&T 1.091% 6/15/18	3,635,000	3,701,153
#BBVA Bancomer 144A 6.50% 3/10/21	785,000	889,013
Branch Banking & Trust
•0.527% 5/23/17	2,575,000	2,557,562
•0.55% 9/13/16	1,755,000	1,748,956
#•CoBank 144A 0.831% 6/15/22	425,000	381,437
#Credit Suisse 144A 6.50% 8/8/23	945,000	1,051,313
•Export-Import Bank of Korea 0.977% 1/14/17	5,000,000	5,036,980
•Fifth Third Bank 0.637% 2/26/16	6,390,000	6,406,576
#HBOS 144A 6.75% 5/21/18	3,295,000	3,802,529
#•HSBC Bank 144A 0.864% 5/15/18	2,800,000	2,828,451
ING Bank
#•144A 1.873% 9/25/15	1,500,000	1,525,693
#144A 5.80% 9/25/23	2,835,000	3,199,431
•National City Bank 0.601% 6/7/17	3,360,000	3,354,073
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	1,910,000	1,945,715
PNC Financial Services Group 3.90% 4/29/24	4,475,000	4,569,208
#•PNC Preferred Funding Trust II 144A 1.453% 3/31/49	6,200,000	6,037,250
Rabobank 4.625% 12/1/23	1,000,000	1,058,966

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Royal Bank of Canada
•0.601% 3/8/16	1,755,000	$1,761,336
•0.691% 9/9/16	2,490,000	2,504,997
•0.925% 10/30/14	2,100,000	2,104,931
Santander Holdings USA 3.45% 8/27/18	940,000	997,090
#Santander UK 144A 5.00% 11/7/23	5,510,000	5,962,156
#Siam Commercial Bank 144A 3.50% 4/7/19	995,000	1,013,041
•SunTrust Bank 0.517% 8/24/15	1,415,000	1,413,712
SVB Financial Group 5.375% 9/15/20	310,000	351,755
•Svenska Handelsbanken 0.68% 3/21/16	1,385,000	1,392,599
•Toronto-Dominion Bank 0.775% 4/30/18	2,800,000	2,822,856
•Union Bank 0.984% 9/26/16	5,000,000	5,052,825
•USB Capital IX 3.50% 10/29/49	465,000	398,738
Wells Fargo
•0.758% 7/20/16	5,500,000	5,537,675
•0.856% 4/23/18	6,500,000	6,562,472
4.10% 6/3/26	4,860,000	4,932,783
•5.90% 12/29/49	1,785,000	1,897,901
#Woori Bank 144A 4.75% 4/30/24	1,130,000	1,143,565
Zions Bancorp 4.50% 3/27/17	200,000	213,580
Zions Bancorporation 7.75% 9/23/14	1,260,000	1,280,885

		125,549,063

Commercial Services & Supplies–0.36%
•Avis Budget Car Rental 2.977% 12/1/17	2,010,000	2,060,250
•International Lease Finance 2.181% 6/15/16	2,725,000	2,752,250

		4,812,500

Communications Equipment–0.95%
•Cisco Systems 0.727% 3/1/19	12,480,000	12,574,561

		12,574,561

Computers & Peripherals–2.00%
•Apple 0.523% 5/6/19	11,630,000	11,654,981
EMC 2.65% 6/1/20	1,165,000	1,176,134
•Hewlett-Packard 1.167% 1/14/19	11,435,000	11,538,795
#Seagate HDD Cayman 144A 4.75% 1/1/25	2,205,000	2,199,487

		26,569,397

Construction & Engineering–0.25%
#OAS Finance 144A 8.00% 7/2/21	450,000	455,625

LVIP Delaware Diversified Floating Rate Fund—5

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Construction & Engineering (continued)
#OAS Investments GmbH 144A 8.25% 10/19/19	1,470,000	$1,525,125
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	954,289	1,021,089
URS
3.85% 4/1/17	160,000	166,865
5.00% 4/1/22	200,000	204,116

		3,372,820

Construction Materials–0.24%
#•Cemex 144A 4.976% 10/15/18	2,965,000	3,194,787

		3,194,787

Consumer Finance–3.22%
•Bank of America 0.695% 11/14/16	6,025,000	6,039,876
•Caterpillar Financial Services 0.467% 2/26/16	4,420,000	4,430,175
•Ford Motor Credit 1.474% 5/9/16	10,800,000	10,964,192
John Deere Capital
•0.518% 10/11/16	8,050,000	8,081,894
0.95% 6/29/15	1,500,000	1,509,594
•Toyota Motor Credit 0.516% 5/17/16	3,300,000	3,312,121
•US Bancorp 0.714% 11/15/18	8,340,000	8,388,555

		42,726,407

Containers & Packaging–0.34%
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	1,000,000	1,027,500
#144A 6.00% 6/15/17	1,000,000	1,027,500
Rock Tenn
3.50% 3/1/20	1,410,000	1,452,765
4.00% 3/1/23	680,000	699,037
4.45% 3/1/19	330,000	357,931

		4,564,733

Diversified Financial Services–5.67%
#•American Honda Finance 144A 0.602% 5/26/16	8,070,000	8,108,599
Bank of America
•0.487% 10/14/16	1,350,000	1,344,977
•1.266% 1/15/19	4,750,000	4,816,310
4.00% 4/1/24	755,000	772,050
Credit Suisse Group
#•144A 6.25% 12/29/49	1,190,000	1,199,817
#•144A 7.50% 12/11/49	795,000	881,973
ERAC USA Finance
#144A 4.50% 8/16/21	2,650,000	2,887,583
#144A 5.25% 10/1/20	730,000	830,372
General Electric Capital
•0.603% 5/5/26	2,000,000	1,852,048

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
•0.737% 1/14/19	5,450,000	$5,507,334
•1.231% 3/15/23	2,450,000	2,461,167
3.45% 5/15/24	140,000	140,787
#144A 3.80% 6/18/19	250,000	265,859
6.00% 8/7/19	1,470,000	1,743,236
•7.125% 12/15/49	2,400,000	2,836,894
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	952,398
#•Hyundai Capital Services 144A 1.031% 3/18/17	2,895,000	2,905,419
•JPMorgan Chase 6.75% 8/29/49	2,480,000	2,681,500
•JPMorgan Chase Bank 0.56% 6/13/16	7,955,000	7,930,387
•Lloyds Banking Group 7.50% 4/30/49	3,365,000	3,588,773
•Morgan Stanley 1.079% 1/24/19	4,235,000	4,268,067
National Rural Utilities Cooperative Finance
•0.48% 5/27/16	9,925,000	9,941,535
•0.527% 11/23/16	3,500,000	3,512,040
•4.75% 4/30/43	580,000	572,234
Royal Bank of Scotland Group 5.125% 5/28/24	1,600,000	1,627,776
#•USB Realty 144A 1.373% 12/22/49	1,600,000	1,480,000

		75,109,135

Diversified Telecommunication Services–2.54%
AT&T
•0.901% 3/11/19	6,200,000	6,247,170
•1.137% 11/27/18	4,655,000	4,750,763
#Brasil Telecom 144A 5.75% 2/10/22	380,000	383,040
CenturyLink 5.80% 3/15/22	1,395,000	1,459,519
#Digicel Group 144A 8.25% 9/30/20	2,020,000	2,211,900
#SBA Tower Trust 144A 2.24% 4/15/18	465,000	462,283
#SES 144A 3.60% 4/4/23	3,790,000	3,842,397
Telefonica Emisiones SAU 4.57% 4/27/23	3,485,000	3,708,190
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	221,386
Verizon Communications
•1.981% 9/14/18	7,410,000	7,825,857
2.00% 11/1/16	1,255,000	1,281,996
5.15% 9/15/23	935,000	1,048,296
#Virgin Media Finance 144A 6.375% 4/15/23	205,000	223,450

		33,666,247

LVIP Delaware Diversified Floating Rate Fund—6

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities–4.93%
#American Transmission Systems 144A 5.25% 1/15/22	2,170,000	$2,375,759
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,574,143
Cleveland Electric Illuminating 5.50% 8/15/24	1,825,000	2,129,235
Commonwealth Edison 2.15% 1/15/19	4,500,000	4,541,868
•Duke Energy Indiana 0.578% 7/11/16	5,695,000	5,718,555
•Duke Energy Ohio 0.37% 3/6/15	3,235,000	3,237,656
Electricite de France
#•144A 0.688% 1/20/17	5,465,000	5,490,625
#•144A 5.25% 12/29/49	4,410,000	4,509,798
#•Enel 144A 8.75% 9/24/73	1,588,000	1,873,840
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,219,653
Entergy Mississippi 3.10% 7/1/23	250,000	249,591
•Georgia Power 0.551% 3/15/16	5,400,000	5,398,213
Great Plains Energy
4.85% 6/1/21	780,000	863,236
5.292% 6/15/22	1,835,000	2,101,025
ITC Holdings 3.65% 6/15/24	490,000	489,335
LG&E & KU Energy
3.75% 11/15/20	1,015,000	1,075,453
4.375% 10/1/21	700,000	750,859
#Metropolitan Edison 144A 4.00% 4/15/25	1,995,000	2,016,586
NextEra Energy Capital Holdings
1.20% 6/1/15	1,000,000	1,006,313
2.70% 9/15/19	3,255,000	3,324,113
3.625% 6/15/23	375,000	378,829
•6.35% 10/1/66	50,000	49,338
•NSTAR Electric 0.466% 5/17/16	1,750,000	1,748,611
NV Energy 6.25% 11/15/20	800,000	945,386
Pennsylvania Electric 5.20% 4/1/20	500,000	554,455
Public Service of New Hampshire 3.50% 11/1/23	790,000	815,986
•Southern California Edison 0.285% 10/1/14	5,000,000	5,000,185
State Grid Overseas Investment 2014
#144A 2.75% 5/7/19	2,535,000	2,558,499
#144A 4.125% 5/7/24	355,000	365,018

		65,362,163

Energy Equipment & Services–0.38%
Noble Holding International 3.05% 3/1/16	1,300,000	1,340,962
#•Schlumberger Investment 144A 0.78% 9/12/14	3,710,000	3,714,556

		5,055,518

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing–0.86%
•Kroger 0.756% 10/17/16	11,370,000	$11,402,416

		11,402,416

Food Products–2.18%
•Campbell Soup 0.525% 8/1/14	2,970,000	2,970,840
General Mills
•0.428% 1/28/16	4,245,000	4,249,334
•0.527% 1/29/16	1,730,000	1,735,105
Ingredion 1.80% 9/25/17	1,500,000	1,502,329
#JBS Investments 144A 7.75% 10/28/20	1,110,000	1,193,250
•Kellogg 0.454% 2/13/15	6,990,000	6,996,634
Kraft Foods Group
1.625% 6/4/15	3,250,000	3,284,203
3.50% 6/6/22	710,000	730,261
5.375% 2/10/20	445,000	506,782
•Mondelez International 0.745% 2/1/19	5,725,000	5,718,594

		28,887,332

Health Care Equipment & Supplies–1.43%
•Baxter International 0.401% 12/11/14	5,130,000	5,133,612
Boston Scientific
2.65% 10/1/18	5,565,000	5,694,425
6.00% 1/15/20	465,000	541,211
CareFusion 6.375% 8/1/19	1,615,000	1,892,898
•Medtronic 0.317% 2/27/17	5,700,000	5,694,705

		18,956,851

Health Care Providers & Services–0.65%
McKesson
•0.63% 9/10/15	6,000,000	6,013,188
3.796% 3/15/24	1,755,000	1,797,748
Quest Diagnostics 2.70% 4/1/19	750,000	760,367

		8,571,303

Hotels, Restaurants & Leisure–0.63%
Carnival 1.20% 2/5/16	1,445,000	1,454,134
International Game Technology 5.35% 10/15/23	2,035,000	2,135,834
Marriott International 3.375% 10/15/20	760,000	789,054
Wyndham Worldwide 4.25% 3/1/22	3,815,000	3,927,195

		8,306,217

Independent Power Producers & Energy Traders–0.09%
Exelon Generation 4.00% 10/1/20	1,150,000	1,214,042

		1,214,042

LVIP Delaware Diversified Floating Rate Fund—7

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates–0.02%
Tyco Electronics Group 1.60% 2/3/15	265,000	$266,818

		266,818

Insurance–3.44%
American International Group 8.25% 8/15/18	3,500,000	4,352,348
Berkshire Hathaway Finance
•0.377% 1/10/17	6,460,000	6,465,678
2.90% 10/15/20	7,100,000	7,322,763
•Chubb 6.375% 3/29/67	1,045,000	1,166,481
•ING US 5.65% 5/15/53	735,000	751,537
#Liberty Mutual Group 144A 4.25% 6/15/23	2,070,000	2,149,476
#•Metropolitan Life Global Funding I 144A 0.756% 7/15/16	6,500,000	6,550,745
#New York Life Global Funding 144A 1.65% 5/15/17	1,000,000	1,013,019
#•Pricoa Global Funding I 144A 0.496% 8/19/15	2,000,000	2,005,138
#•Principal Life Global Funding II 144A 0.597% 5/27/16	3,170,000	3,186,088
Prudential Financial
•1.004% 8/15/18	8,742,000	8,761,643
•5.625% 6/15/43	630,000	677,048
•5.875% 9/15/42	565,000	616,556
•XL Group 6.50% 12/31/49	530,000	524,700

		45,543,220

Internet Software & Services–0.40%
Amazon.com 2.50% 11/29/22	1,805,000	1,710,445
Baidu
2.75% 6/9/19	1,000,000	1,005,047
3.25% 8/6/18	1,445,000	1,496,536
eBay 2.60% 7/15/22	275,000	263,939
#Tencent Holdings 144A 3.375% 5/2/19	860,000	880,314

		5,356,281

IT Services–1.10%
International Business Machines
•0.593% 2/12/19	6,850,000	6,898,368
1.25% 2/6/17	4,385,000	4,423,478
1.625% 5/15/20	690,000	665,863
3.625% 2/12/24	2,500,000	2,570,320
Xerox 6.35% 5/15/18	40,000	46,520

		14,604,549

Life Sciences Tools & Services–0.53%
Thermo Fisher Scientific 2.40% 2/1/19	6,440,000	6,512,559

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific (continued)
3.20% 5/1/15	525,000	$536,768

		7,049,327

Machinery–0.49%
Crane
2.75% 12/15/18	355,000	363,469
4.45% 12/15/23	3,365,000	3,546,646
Ingersoll-Rand Global Holding 4.25% 6/15/23	2,495,000	2,629,633

		6,539,748

Media–2.08%
CC Holdings GS V 3.849% 4/15/23	120,000	120,689
#Columbus International 144A 7.375% 3/30/21	2,245,000	2,427,406
DIRECTV Holdings 4.45% 4/1/24	3,695,000	3,925,671
Historic TW 6.875% 6/15/18	430,000	513,175
Interpublic Group 4.20% 4/15/24	575,000	594,514
#•NBCUniversal Enterprise 144A 0.911% 4/15/18	10,385,000	10,510,337
NBCUniversal Media 5.15% 4/30/20	450,000	517,054
#Sirius XM Radio 144A 4.625% 5/15/23	865,000	830,400
Time Warner 3.55% 6/1/24	4,370,000	4,347,835
Time Warner Cable 8.25% 4/1/19	3,015,000	3,824,286

		27,611,367

Metals & Mining–0.70%
ArcelorMittal 10.35% 6/1/19	415,000	533,275
BHP Billiton Finance USA 3.25% 11/21/21	155,000	159,610
#FMG Resources August 2006 144A 6.875% 4/1/22	1,065,000	1,146,206
Metalloinvest Finance
#144A 5.625% 4/17/20	1,040,000	1,014,000
#144A 6.50% 7/21/16	1,945,000	2,039,819
#MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20	819,000	827,190
•Rio Tinto Finance USA 1.072% 6/17/16	1,975,000	1,992,988
#Vedanta Resources 144A 6.00% 1/31/19	450,000	467,460
#Yamana Gold 144A 4.95% 7/15/24	1,105,000	1,114,449

		9,294,997

LVIP Delaware Diversified Floating Rate Fund—8

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities–0.42%
Ameren Illinois 9.75% 11/15/18	385,000	$508,380
CenterPoint Energy 6.50% 5/1/18	850,000	994,981
•Integrys Energy Group 6.11% 12/1/66	870,000	894,423
NiSource Finance 5.45% 9/15/20	570,000	653,305
SCANA 4.125% 2/1/22	1,080,000	1,131,086
Sempra Energy 2.875% 10/1/22	495,000	486,194
•Wisconsin Energy 6.25% 5/15/67	856,000	884,397

		5,552,766

Oil, Gas & Consumable Fuels–8.85%
Apache 1.75% 4/15/17	730,000	743,440
BP Capital Markets
•0.643% 11/7/16	2,985,000	3,000,668
•0.763% 5/10/19	8,925,000	8,991,045
•Canadian Natural Resources 0.609% 3/30/16	9,445,000	9,469,566
•Chesapeake Energy 3.479% 4/15/19	3,250,000	3,288,594
Cimarex Energy 4.375% 6/1/24	840,000	857,850
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	367,718
CNOOC Nexen Finance 2014 4.25% 4/30/24	1,800,000	1,849,298
Continental Resources 4.50% 4/15/23	3,285,000	3,515,229
•Devon Energy 0.771% 12/15/16	5,325,000	5,352,903
El Paso Pipeline Partners Operating 4.30% 5/1/24	3,195,000	3,233,787
•Enbridge 0.885% 10/1/16	5,230,000	5,262,039
•Enbridge Energy Partners 8.05% 10/1/37	855,000	967,433
EnLink Midstream Partners 4.40% 4/1/24	2,505,000	2,633,787
Enterprise Products Operating 3.20% 2/1/16	50,000	51,962
•7.034% 1/15/68	995,000	1,136,593
#KazMunayGas National JSC 144A 9.125% 7/2/18	750,000	906,450
Kinder Morgan Energy Partners 6.00% 2/1/17	775,000	865,033
Newfield Exploration 5.625% 7/1/24	430,000	474,075
#Oleoducto Central 144A 4.00% 5/7/21	1,515,000	1,518,787
ONGC Videsh 2.50% 5/7/18	760,000	752,727
Pacific Rubiales Energy #144A 5.375% 1/26/19	1,045,000	1,092,025
#144A 7.25% 12/12/21	610,000	680,150

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Pertamina Persero 144A 4.875% 5/3/22	555,000	$552,225
Petrobras Global Finance
•2.366% 1/15/19	2,540,000	2,533,650
4.875% 3/17/20	615,000	633,204
6.25% 3/17/24	615,000	656,143
Petrohawk Energy 7.25% 8/15/18	405,000	424,237
Plains All American Pipeline 5.00% 2/1/21	640,000	724,407
Plains Exploration & Production 6.50% 11/15/20	660,000	740,025
#•PTT Exploration & Production 144A 4.875% 12/29/49	1,860,000	1,882,320
•Shell International Finance BV 0.434% 11/15/16	10,425,000	10,441,034
Statoil
•0.514% 5/15/18	4,870,000	4,876,784
•0.685% 11/8/18	7,240,000	7,297,594
Sunoco Logistics Partners Operations 3.45% 1/15/23	4,155,000	4,106,208
Total Capital International
•0.58% 6/19/19	1,220,000	1,221,484
•0.793% 8/10/18	8,620,000	8,709,450
TransCanada PipeLines
•0.914% 6/30/16	7,732,000	7,798,627
•6.35% 5/15/67	1,285,000	1,341,219
Williams 4.55% 6/24/24	1,075,000	1,087,806
Williams Partners
3.90% 1/15/25	1,395,000	1,404,447
7.25% 2/1/17	575,000	657,583
#Woodside Finance 144A 8.75% 3/1/19	1,290,000	1,638,562
•YPF 7.724% 8/15/18	1,500,000	1,530,000

		117,268,168

Paper & Forest Products–0.46%
Fibria Overseas Finance 5.25% 5/12/24	975,000	972,563
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,519,698
International Paper 3.65% 6/15/24	3,520,000	3,535,470

		6,027,731

Pharmaceuticals–4.11%
AbbVie
•0.983% 11/6/15	3,210,000	3,237,799
1.20% 11/6/15	2,300,000	2,316,300
#Actavis Funding SCS 144A 3.85% 6/15/24	3,805,000	3,854,035
Allergan 1.35% 3/15/18	4,500,000	4,347,599

LVIP Delaware Diversified Floating Rate Fund—9

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding
2.25% 6/15/19	1,055,000	$1,051,812
3.50% 6/15/24	2,900,000	2,875,599
•Merck 0.586% 5/18/18	9,495,000	9,537,338
Mylan 2.60% 6/24/18	7,835,000	7,965,805
•Pfizer 0.531% 6/15/18	11,140,000	11,169,176
Zoetis 1.875% 2/1/18	8,133,000	8,158,326

		54,513,789

Real Estate Investment Trusts–0.90%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	767,797
#American Tower Trust I 144A 1.551% 3/15/43	2,505,000	2,497,039
CBL & Associates 5.25% 12/1/23	850,000	907,898
Corporate Office Properties
3.60% 5/15/23	465,000	445,471
5.25% 2/15/24	1,040,000	1,116,261
DDR 4.625% 7/15/22	115,000	123,257
Duke Realty 3.625% 4/15/23	155,000	154,002
Excel Trust 4.625% 5/15/24	710,000	723,467
Healthcare Trust of America Holdings 3.375% 7/15/21	660,000	661,382
Host Hotels & Resorts
3.75% 10/15/23	2,660,000	2,641,127
4.75% 3/1/23	140,000	149,487
National Retail Properties 3.80% 10/15/22	155,000	158,329
Weyerhaeuser 4.625% 9/15/23	1,470,000	1,594,117

		11,939,634

Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	980,000	1,020,449

		1,020,449

Road & Rail–1.05%
•Canadian National Railway 0.423% 11/6/15	7,580,000	7,584,601
•Kansas City Southern de Mexico 0.928% 10/28/16	4,950,000	4,969,904
#Korea Expressway 144A 1.875% 10/22/17	360,000	362,303
Norfolk Southern 3.85% 1/15/24	915,000	954,152

		13,870,960

Semiconductors & Semiconductor Equipment–0.14%
National Semiconductor 6.60% 6/15/17	500,000	579,183
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,206,424

		1,785,607

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–1.23%
Microsoft 2.125% 11/15/22	385,000	$369,327
#MTS International Funding 144A 8.625% 6/22/20	1,665,000	1,977,853
•Oracle 0.745% 10/8/19	13,945,000	13,942,429

		16,289,609

Specialty Retail–0.75%
QVC 4.375% 3/15/23	3,325,000	3,383,610
Signet UK Finance 4.70% 6/15/24	1,785,000	1,817,380
Target
2.30% 6/26/19	770,000	776,516
3.50% 7/1/24	3,895,000	3,947,216

		9,924,722

Wireless Telecommunication Services–1.16%
•America Movil 1.23% 9/12/16	5,030,000	5,093,031
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	1,550,000	1,615,953
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,786,279
#ENTEL Chile 144A 4.875% 10/30/24	565,000	589,770
#Millicom International Cellular 144A 6.625% 10/15/21	860,000	928,800
#Turk Telekomunikasyon AS 144A 3.75% 6/19/19	900,000	892,373
•Verizon Communications 0.631% 6/9/17	1,315,000	1,317,475
•Vodafone Group 0.611% 2/19/16	3,200,000	3,209,587

		15,433,268

Total Corporate Bonds (Cost $980,520,768)		994,151,801

MUNICIPAL BONDS–2.03%
Golden State Tobacco Securitization Series A-1 4.50% 6/1/27	1,500,000	1,330,680
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.079% 8/27/29	477,883	480,784
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.427% 12/1/38	580,000	578,852
New York City, New York Series I 5.00% 8/1/22	350,000	416,738
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	668,374
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.335% 4/1/40	524,145	532,316

LVIP Delaware Diversified Floating Rate Fund—10

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
North Texas Higher Education Authority Student Loan Revenue (Libor Floating) (continued)
•Series 1 Class A-2 1.135% 7/1/30	925,000	$932,345
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.381% 6/1/40	1,509,552	1,516,813
•Series 2010-A Class A2A 1.436% 9/1/37	655,000	667,085
•Pennsylvania Turnpike Commission Series B1 1.04% 12/1/21	5,000,000	5,044,300
•State of California Series D 0.809% 12/1/28	5,000,000	5,054,350
•State of Connecticut Series A 1.61% 3/1/21	1,750,000	1,769,110
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	504,412
•University of California Series Y-1 0.652% 7/1/41	7,425,000	7,436,360

Total Municipal Bonds (Cost $26,821,806)		26,932,519

NON-AGENCY ASSET-BACKED SECURITIES–8.34%
•Ally Master Owner Trust Series 2013-2 A 0.602% 4/15/18	600,000	601,087
•American Express Credit Account Master Trust Series 2011-1 B 0.852% 4/17/17	2,000,000	2,001,812
#ARI Fleet Lease Trust Series 2014-A A2 144A 0.81% 11/15/22	3,000,000	3,002,895
#•Avenue Fund Series 2007-6A A1 144A 0.451% 7/17/19	699,642	689,847
#•Babson Series 2005-3A A 144A 0.473% 11/10/19	367,245	365,299
•Barclays Dryrock Issuance Trust Series 2014-1 A 0.512% 12/16/19	8,000,000	8,008,488
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.552% 9/15/17	2,500,000	2,507,720
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.682% 2/18/20	3,000,000	3,022,746
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.202% 11/15/19	4,979,000	4,954,309
•Series 2013-A2 A2 0.332% 2/15/19	1,654,000	1,653,874
•Series 2014-A3 A3 0.532% 1/18/22	500,000	500,519

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
•Series 2007-A5 A5 0.192% 3/15/19	3,000,000	$2,983,740
•Series 2012-A6 A 0.282% 8/15/17	565,000	565,000
•Series 2012-A9 A9 0.302% 10/16/17	2,000,000	2,000,000
•Series 2013-A3 A3 0.432% 4/15/20	2,150,000	2,149,394
•Series 2013-A9 A 0.572% 11/16/20	1,000,000	1,002,195
Chesapeake Funding
#•Series 2012-2A A 144A 0.601% 5/7/24	3,325,936	3,331,081
#•Series 2014-1A A 144A 0.571% 3/7/26	600,000	600,690
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 0.584% 9/10/20	3,000,000	3,012,387
Discover Card Execution Note Trust
•Series 2013-A3 A3 0.332% 10/15/18	5,090,000	5,089,725
•Series 2014-A1 A1 0.582% 7/15/21	665,000	667,151
•Discover Card Master Trust Series 2013-A1 A1 0.452% 8/17/20	2,000,000	2,002,778
#•Flagship Series 2005-4A AFUN 144A 0.477% 6/1/17	98,142	97,710
Ford Credit Floorplan Master Owner Trust
•Series 2013-1 A2 0.532% 1/15/18	3,000,000	3,005,715
•Series 2014-1 A2 0.552% 2/15/19	3,250,000	3,251,310
General Electric Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.903% 4/22/19	3,000,000	3,027,576
•Series 2013-1 A 0.553% 4/20/18	1,165,000	1,168,345
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,527
#•Series 2013-2A A 144A 0.582% 9/15/18	3,850,000	3,863,756
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.554% 4/10/28	500,000	500,245
#•JFIN CLO Series 2014-1A A 144A 1.77% 4/21/25	2,500,000	2,494,000
#•KKR CLO Trust Series 2013-1A A1 144A 1.376% 7/15/25	3,605,000	3,546,599

LVIP Delaware Diversified Floating Rate Fund—11

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•LCM VI Series 6A A 144A 0.459% 5/28/19	809,716	$797,254
#•LightPoint CLO V Series 2006-5A A1 144A 0.474% 8/5/19	1,027,042	1,020,161
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.468% 7/20/22	3,000,000	2,949,300
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	1,600,000	1,603,110
•Mercedes Benz Auto Lease Trust Series 2014-A A2B 0.332% 6/15/16	4,000,000	4,000,856
#•Mountain View CLO III Series 2007-3A A1 144A 0.444% 4/16/21	3,469,062	3,453,798
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.832% 9/25/18	2,000,000	2,005,752
Nissan Master Owner Trust Receivables
•Series 2012-A A 0.622% 5/15/17	1,100,000	1,102,725
•Series 2013-A A 0.452% 2/15/18	1,290,000	1,290,639
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.445% 8/8/20	331,744	328,758
#•OCP CLO Series 2013-4A A1A 144A 1.629% 10/24/25	3,000,000	2,979,900
#•PFS Financing Series 2013-AA A 144A 0.702% 2/15/18	1,900,000	1,901,560
#•Sudbury Mill CLO Series 2013-1A X 144A 1.238% 1/17/26	1,730,000	1,730,000
Telos CLO 2013-4
#•Series 2013-4A A 144A 1.526% 7/17/24	3,000,000	2,968,500
#•Series 2013-4A X 144A 1.176% 7/17/24	1,800,000	1,799,280
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/16	2,000,000	2,006,880
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15	3,705,000	3,744,076
#•Venture CDO Series 2014-16A A1L 144A 1.868% 4/15/26	3,000,000	2,997,000

Total Non-Agency Asset-Backed Securities (Cost $110,311,166)		110,528,069

«SENIOR SECURED LOANS–10.94%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	2,440,800	2,449,953

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Allegion US Holding Tranche B 3.00% 12/26/20	2,985,000	$2,978,782
ARAMARK Tranche E 3.25% 9/7/19	952,613	947,730
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	2,100,000	2,108,400
Bally Technologies Tranche B 4.25% 8/22/20	1,674,763	1,683,835
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	1,417,498	1,429,015
Calpine Construction Finance Tranche B 3.00% 5/1/20	3,130,718	3,080,495
Charter Communications Operating 3.00% 4/10/20	3,905,550	3,854,290
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18	4,389,000	4,383,514
3.50% 5/24/17	123,410	123,950
Clear Channel Communications Tranche B 3.65% 1/29/16	3,500,000	3,481,042
Community Health Systems Tranche D 4.25% 1/27/21	542,653	546,820
Community Health Systems Tranche E 3.25% 1/25/17	203,597	204,415
Crown Castle Operating Tranche B2 3.00% 1/31/21	1,989,698	1,994,880
CSC Holdings Tranche B 2.50% 4/9/20	1,961,233	1,943,721
Davita Healthcare Partners Tranche B 3.50% 6/19/21	8,600,000	8,653,750
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	869,856	871,125
Dynegy Tranche B2 4.00% 4/16/20	742,500	745,826
Emdeon 1st Lien 3.75% 11/2/18	1,368,716	1,371,711
Energy Transfer Equity 1st Lien 3.25% 12/2/19	1,000,000	991,563
First Data Tranche B 1st Lien 4.00% 3/24/21	2,590,209	2,596,685
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	1,000,625

LVIP Delaware Diversified Floating Rate Fund—12

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Gardner Denver 1st Lien 4.25% 7/23/20	992,500	$993,189
Generac Power Systems Tranche B 3.50% 5/10/20	343,002	340,858
HD Supply Tranche B 4.00% 6/28/18	2,073,316	2,078,499
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	2,921,053	2,920,395
Houghton International 1st Lien 4.00% 12/10/19	1,246,050	1,248,386
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	880,000	891,122
Huntsman International Tranche B 3.75% 10/11/20	3,000,000	3,004,687
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,034,285	1,039,193
Immucor Tranche B2 5.00% 8/19/18	447,453	449,761
Ineos Term Loan B 1st Lien 2.00% 5/4/15	486,820	489,254
Ineos US Finance Tranche B 3.75% 5/4/18	2,242,989	2,240,186
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,943,390
Kinetic Concepts Tranche E1 4.00% 5/8/18	1,982,517	1,987,649
Landry’s Tranche B 4.00% 4/24/18	1,211,695	1,217,501
Las Vegas Sands Tranche B 3.25% 12/16/20	3,980,000	3,983,013
Level 3 Financing Tranche B 4.00% 1/15/20	2,665,000	2,673,328
Lightower Fiber Networks 4.00% 4/1/20	278,593	278,245
MGM Resorts International 3.50% 12/20/19	1,732,412	1,730,969
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	863,356	863,348
National Vision 4.00% 3/6/21	2,992,500	2,961,327
Nexstar Broadcasting Tranche B2 3.75% 9/24/20	2,970,109	2,970,083
Novelis Tranche B 3.75% 3/10/17	198,535	199,000

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
NRG Energy Tranche B 2.75% 7/1/18	627,714	$627,273
Nuveen Investments 1st Lien 4.00% 5/13/17	3,325,000	3,335,391
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,155,000	1,167,753
Open Text Tranche B 3.25% 12/19/20	2,437,750	2,440,289
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	137,250	137,561
Otterbox Tranche B 5.75% 5/30/20	1,225,000	1,217,344
Peabody Energy Tranche B 4.25% 9/20/20	2,977,500	2,996,482
Penn National Gaming Tranche B 3.25% 10/25/20	1,492,500	1,491,334
PQ 1st Lien 4.00% 8/7/17	994,950	999,302
PVH Tranche B 1st Lien 3.25% 2/13/20	1,375,765	1,388,949
Reynolds & Reynolds Tranche B 3.75% 4/21/18	838,943	842,089
Rite Aid 2nd Lien 4.875% 6/13/21	750,000	760,078
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	2,450,369	2,455,474
Samson Investment 2nd Lien 5.00% 9/25/18	815,000	817,206
SBA Communications Tranche B 1st Lien 3.25% 3/31/21	3,000,000	2,989,219
Scientific Games International 4.25% 5/22/20	1,577,075	1,565,864
Sealed Air Tranche B 3.00% 10/3/18	2,366,280	2,375,338
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	4,537,442	4,533,898
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	2,002,329	2,010,463
Sprouts Farmers 4.00% 4/12/20	863,234	865,572
Stena 1st Lien 4.00% 2/21/21	1,995,000	1,998,741
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/27/19	4,525	4,582
TransDigm Tranche C 3.75% 2/7/20	3,114,628	3,107,954

LVIP Delaware Diversified Floating Rate Fund––13

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
United Continental Tranche B 3.50% 4/1/19	355,500	$355,333
Univision Communications Tranche C4 4.00% 3/1/20	1,426,586	1,427,923
Univision Communications 1st Lien 4.00% 3/1/20	1,078,231	1,079,129
US Airways Tranche B1 3.50% 5/23/19	990,000	990,825
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	1,630,268	1,638,165
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	1,192,445	1,193,356
Valeant Pharmaceuticals Tranche B Series C 3.75% 12/11/19	3,684,375	3,687,665
W.R. Grace Tranche B 1st Lien 3.00% 1/23/21	3,325,875	3,322,965
Wide Open West Finance 4.75% 3/27/19	1,501,000	1,508,153
Windstream Tranche B3 1st Lien 3.50% 8/8/19	1,080,819	1,084,872
Windstream Tranche B4 3.50% 1/8/20	492,500	492,315
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	230,879	231,601
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	714,894	706,787
Ziggo Tranche B 3rd Lien 3.50% 1/20/22	1,175,745	1,162,412
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	1,109,362	1,096,782

Total Senior Secured Loans (Cost $144,631,257)		145,051,949

ΔSOVEREIGN BONDS–0.74%
Colombia–0.06%
•Colombia Government International Bond 2.025% 11/16/15	760,000	771,400

		771,400

Iceland–0.07%
#Republic of Iceland 144A 5.875% 5/11/22	790,000	873,157

		873,157

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kenya–0.08%
#Kenya Government International Bond 144A 5.875% 6/24/19	1,005,000	$1,027,110

		1,027,110

Norway–0.49%
#•Kommunalbanken
144A 0.248% 1/26/15	2,000,000	2,000,580
144A 0.355% 10/31/16	3,000,000	3,003,579
144A 0.409% 2/20/18	1,500,000	1,503,499

		6,507,658

Sweden–0.04%
•Svensk Exportkredit 0.975% 8/14/14	550,000	550,620

		550,620

Total Sovereign Bonds (Cost $9,641,077)		9,729,945

U.S. TREASURY OBLIGATIONS–0.07%
U.S. Treasury Bond 3.375% 5/15/44	555,000	558,816
U.S. Treasury Notes
1.50% 5/31/19	100,000	99,504
2.50% 5/15/24	285,000	284,622

Total U.S. Treasury Obligations (Cost $934,327)		942,942

	Number of Shares
PREFERRED STOCK–0.24%
•Integrys Energy Group 6.00%	49,900	1,312,869
National Retail Properties 5.70%	15,325	350,023
Public Storage 5.20%	10,200	225,828
Qwest 6.125%	18,550	431,844
•Regions Financial 6.375%	35,200	906,048

Total Preferred Stock (Cost $3,229,375)		3,226,612

MONEY MARKET FUND–0.22%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	2,957,712	2,957,712

Total Money Market Fund (Cost $2,957,712)		2,957,712

LVIP Delaware Diversified Floating Rate Fund––14

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.78% (Cost $1,294,385,382)	$1,309,468,034
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	16,187,313

NET ASSETS APPLICABLE TO 129,391,449 SHARES OUTSTANDING–100.00%	$1,325,655,347

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($504,452,182 / 49,198,948 Shares)	$10.253

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($821,203,165 / 80,192,501 Shares)	$10.240

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,311,975,929
Undistributed net investment income	7,050,818
Accumulated net realized loss on investments	(1,241,942)
Net unrealized appreciation of investments and derivatives	7,870,542

Total net assets	$1,325,655,347

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $270,273,945, which represents 20.39% of the Fund’s net assets

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«

Of this amount $24,289,249 represents payable for securities purchased, $237,782 represents payable for fund shares redeemed and $290,000 represents collateral pledged for swap contracts at June 30, 2014.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

The following swap contracts were outstanding at June 30, 2014:1

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	ICE - CDX.NA.IG.22	10,000,000	1.00%	6/20/19	$ (63,365)
MSC	CDX.EM.21	2,545,000	5.00%	6/20/19	(44,265)

Total					$(107,630)

LVIP Delaware Diversified Floating Rate Fund––15

LVIP Delaware Diversified Floating Rate Fund Statement of Net Assets (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[2]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME
3 yr Interest Rate Swap	89,000,000	0.954%	0.223%	5/12/17	$ (56,256)
5 yr Interest Rate Swap	63,300,000	1.700%	0.228%	7/11/18	(791,446)
5 yr Interest Rate Swap	15,000,000	1.788%	0.231%	9/19/18	(207,643)
7 yr Interest Rate Swap	14,000,000	2.149%	0.228%	10/21/20	(102,223)
7 yr Interest Rate Swap	25,700,000	2.252%	0.230%	6/6/21	(160,200)
7 yr Interest Rate Swap	45,000,000	2.385%	0.227%	1/14/21	(859,857)
10 yr Interest Rate Swap	56,000,000	2.880%	0.228%	7/11/23	(1,784,098)
10 yr Interest Rate Swap	10,200,000	2.998%	0.231%	9/19/23	(408,986)
10 yr Interest Rate Swap	15,000,000	2.769%	0.228%	10/21/23	(301,884)
10 yr Interest Rate Swap	12,900,000	2.726%	0.230%	6/6/24	(136,855)
10 yr Interest Rate Swap	32,000,000	2.678%	0.230%	6/23/24	(187,828)
LCH 5 yr Interest Rate Swap	13,200,000	1.214%	0.230%	6/10/18	72,744

Total	391,300,000				$(4,924,532)

The use of swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to Financial Statements.”

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BCLY–Barclays Bank

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Emerging Markets

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CME–Chicago Mercantile Exchange Inc.

GNMA–Government National Mortgage Association

ICE–IntercontinentalExchange, Inc.

LCH–LCH.Clearnet Limited

MSC–Morgan Stanley Capital

REMIC–Real Estate Mortgage Investment Conduit

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund––16

LVIP Delaware Diversified Floating Rate Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Delaware Diversified Floating Rate Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$12,132,650
Dividends	70,712

12,203,362

EXPENSES:
Management fees	3,503,696
Distribution fees-Service Class	959,782
Accounting and administration expenses	149,625
Pricing fees	39,136
Reports and statements to shareholders	35,126
Professional fees.	28,295
Trustees’ fees and expenses	11,753
Custodian fees	8,928
Consulting fees	1,275
Other	4,077

Total operating expenses	4,741,693

NET INVESTMENT INCOME	7,461,669

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,310,111
Foreign currencies	28,336
Foreign currency exchange contracts	(22,479)
Swap contracts	(2,016,110)

Net realized gain	1,299,858

Net change in unrealized appreciation (depreciation) of:
Investments	12,532,380
Foreign currencies	(58,200)
Swap contracts	(8,137,195)

Net change in unrealized appreciation (depreciation)	4,336,985

NET REALIZED AND UNREALIZED GAIN	5,636,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,098,512

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,461,669	$9,342,488
Net realized gain	1,299,858	681,172
Net change in unrealized appreciation (depreciation)	4,336,985	(4,723,104)

Net increase in net assets resulting from operations	13,098,512	5,300,556

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,796,217)
Service Class	—	(2,752,017)
Return of capital:
Standard Class	—	(364,084)
Service Class	—	(595,904)

	—	(6,508,222)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	79,606,932	219,320,848
Service Class	182,780,584	552,164,143
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,160,301
Service Class	—	3,347,921

	262,387,516	777,993,213

Cost of shares redeemed:
Standard Class	(11,526,610)	(14,835,842)
Service Class	(74,989,780)	(57,378,866)

	(86,516,390)	(72,214,708)

Increase in net assets derived from capital share transactions	175,871,126	705,778,505

NET INCREASE IN NET ASSETS	188,969,638	704,570,839
NET ASSETS:
Beginning of period	1,136,685,709	432,114,870

End of period	$1,325,655,347	$1,136,685,709

Undistributed (Distributions in excess) of net investment income	$7,050,818	$(410,851)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund—17

LVIP Delaware Diversified Floating Rate Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	5/3/10[2] to 12/31/10

Net asset value, beginning of period	$10.137	$10.136	$9.866	$10.089	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.069	0.144	0.193	0.188	0.134
Net realized and unrealized gain (loss)	0.047	(0.068)	0.223	(0.213)	0.018

Total from investment operations	0.116	0.076	0.416	(0.025)	0.152

Less dividends and distributions from:
Net investment income	—	(0.066)	(0.146)	(0.190)	(0.063)
Net realized gain	—	—	—	(0.008)	—
Return of capital	—	(0.009)	—	—	—

Total dividends and distributions	—	(0.075)	(0.146)	(0.198)	(0.063)

Net asset value, end of period	$10.253	$10.137	$10.136	$9.866	$10.089

Total return[4]	1.14%	0.75%	4.22%	(0.24%)	1.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$504,452	$431,104	$224,190	$85,546	$71,412
Ratio of expenses to average net assets.	0.61%	0.65%	0.69%	0.71%	0.78%
Ratio of net investment income to average net assets	1.37%	1.42%	1.90%	1.86%	2.00%
Portfolio turnover	37%	81%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	5/3/10[2] to 12/31/10

Net asset value, beginning of period	$10.137	$10.135	$9.866	$10.086	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.057	0.118	0.167	0.162	0.119
Net realized and unrealized gain (loss)	0.046	(0.067)	0.224	(0.212)	0.015

Total from investment operations	0.103	0.051	0.391	(0.050)	0.134

Less dividends and distributions from:
Net investment income	—	(0.040)	(0.122)	(0.162)	(0.048)
Net realized gain	—	—	—	(0.008)	—
Return of capital	—	(0.009)	—	—	—

Total dividends and distributions	—	(0.049)	(0.122)	(0.170)	(0.048)

Net asset value, end of period	$10.240	$10.137	$10.135	$9.866	$10.086

Total return[4]	1.02%	0.51%	3.96%	(0.49%)	1.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$821,203	$705,582	$207,925	$135,063	$13,128
Ratio of expenses to average net assets	0.86%	0.90%	0.94%	0.96%	1.03%
Ratio of net investment income to average net assets	1.12%	1.17%	1.65%	1.61%	1.75%
Portfolio turnover	37%	81%	88%	80%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

Delaware Investments Fund Advisors (DIFA) (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $26,089 and $6,766, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$609,896
Distribution fees payable to LFD	166,181

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$566,070,915
Purchases of U.S. government securities	74,269,285
Sales other than U.S. government securities	367,687,423
Sales of U.S. government securities	73,781,788

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,294,428,818

Aggregate unrealized appreciation	$16,110,984
Aggregate unrealized depreciation	(1,071,768)

Net unrealized appreciation	$15,039,216

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $2,394,384.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$122,227,769	$122,227,769
Corporate Debt	—	1,143,111,670	1,143,111,670
Foreign Debt	—	9,729,945	9,729,945
Municipal Bonds	—	26,932,519	26,932,519
U.S. Treasury Obligation	—	942,942	942,942
Preferred Stock	3,353,176	212,301	3,565,477
Money Market Fund	2,957,712	—	2,957,712

Total	$6,310,888	$1,303,157,146	$1,309,468,034

Swap Contracts	$—	$(5,032,162)	$(5,032,162)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reported period in which the transfer occurred.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	7,798,668	21,559,354
Service Class	17,938,487	54,416,766
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	312,005
Service Class	—	330,528

	25,737,155	76,618,653

Shares redeemed:
Standard Class	(1,128,473)	(1,460,068)
Service Class	(7,353,574)	(5,654,539)

	(8,482,047)	(7,114,607)

Net increase	17,255,108	69,504,046

5. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of June 30, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
W.R. Grace	$1,189,748

6. Derivatives

U.S. GAAP requires enhanced disclosures that enables shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

6. Derivatives (continued)

depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2014, the net unrealized depreciation of credit default swaps was $107,630. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty, which amounted to $13,666,596 as of June 30, 2014. The Fund has posted $290,000 cash collateral for open swap contracts. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2014, the Fund would have received $12,545,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Credit contracts (Swap contracts)	Receivables and other assets net of liabilities	$ —	Receivables and other assets net of liabilities	$ (107,630)
Interest rate contracts (Swap contracts)	Receivables and other assets net of liabilities	72,744	Receivables and other assets net of liabilities	(4,997,276)

Total		$72,744		$(5,104,906)

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

6. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (22,479)	$—
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,689,312)	(388,685)
Interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(326,798)	(7,748,510)

Total		$(2,038,589)	$(8,137,195)

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	51,685	USD	8,444
CDS contracts (average notional value)*	EUR	7,072,520		—
CDS contracts (average notional value)*	USD	12,426,280		—
Interest rate swap contracts (average notional value)	USD	293,736,000		—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Interest Rate Swaps	$72,744	$—	$—

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[1]
Morgan Stanley Capital	$72,744	$—	$—	$72,744

LVIP Delaware Diversified Floating Rate Fund–25

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Credit Default Swaps	$ (107,630)	$—	$ (107,630)
Interest Rate Swaps	(4,997,276)	—	(4,997,276)

Total	$(5,104,906)	$—	$(5,104,906)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Bank of America Merrill Lynch	$ (748,605)	$—	$ —	$ (748,605)
Barclays Bank	(119,621)	—	—	(119,621)
Hong Kong Shanghai Bank	(348,028)	—	—	(348,028)
JPMorgan Chase Bank	(2,575,544)	—	—	(2,575,544)
Morgan Stanley Capital.	(1,313,108)	—	290,000	(1,023,108)

Total	$(5,104,906)	$—	$290,000	$(4,814,906)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

7. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/ or Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Diversified Floating Rate Fund–26

LVIP Delaware Diversified Floating Rate Fund Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Foundation® Aggressive
Allocation Fund

LVIP Delaware Foundation® Aggressive Allocation Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,055.48	0.73%	$3.72
Service Class Shares	1,000.00	1,054.15	0.98%	4.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund Security Type/SectorAllocations, Top 10 Equity Holdings and Geography Allocations (unaudited) As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	70.94%
U.S. Markets	43.32%
Aerospace & Defense	1.24%
Air Freight & Logistics	0.15%
Auto Components	0.56%
Automobiles	0.10%
Banks	1.43%
Beverages	0.21%
Biotechnology	1.43%
Building Products	0.05%
Capital Markets	0.96%
Chemicals	0.80%
Commercial Services & Supplies	0.66%
Communications Equipment	1.52%
Construction & Engineering	0.14%
Consumer Finance	0.12%
Containers & Packaging	0.09%
Diversified Financial Services	0.67%
Diversified Telecommunication Services	1.05%
Electric Utilities	0.59%
Electrical Equipment	0.09%
Electronic Equipment, Instruments & Components	0.14%
Energy Equipment & Services	0.82%
Food & Staples Retailing	1.35%
Food Products	1.35%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	1.16%
Hotels, Restaurants & Leisure	0.51%
Household Products	0.25%
Industrial Conglomerates	0.18%
Insurance	1.62%
Internet & Catalog Retail	1.16%
Internet Software & Services	2.30%
IT Services	2.40%
Life Sciences Tools & Services	0.13%
Machinery	0.40%
Media	0.23%
Metals & Mining	0.11%
Multiline Retail	0.17%
Multi-Utilities	0.19%
Oil, Gas & Consumable Fuels	3.58%
Paper & Forest Products	0.13%
Personal Products	0.09%
Pharmaceuticals	2.84%
Professional Services	0.17%
Real Estate Investment Trusts	3.05%
Road & Rail	0.25%
Semiconductors & Semiconductor Equipment	1.34%
Software	2.15%

Security Type/Sector	Percentage of Net Assets
Specialty Retail	1.20%
Technology Hardware, Storage & Peripherals	0.40%
Textiles, Apparel & Luxury Goods	0.48%
Trading Companies & Distributors	0.05%
Wireless Telecommunication Services	0.62%
Developed Markets	16.59%
Air Freight & Logistics	0.46%
Airlines	0.36%
Automobiles	0.91%
Banks	1.99%
Beverages	0.66%
Chemicals	0.23%
Construction & Engineering	0.47%
Construction Materials	0.31%
Containers & Packaging	0.37%
Diversified Telecommunication Services	0.61%
Energy Equipment & Services	0.74%
Food & Staples Retailing	0.28%
Food Products	0.52%
Household Durables	0.24%
Industrial Conglomerates	0.39%
Insurance	0.49%
IT Services	0.65%
Life Sciences Tools & Services	0.06%
Media	0.39%
Metals & Mining	0.61%
Multiline Retail	0.13%
Multi-Utilities	0.18%
Oil, Gas & Consumable Fuels	0.32%
Pharmaceuticals	2.85%
Professional Services	0.47%
Road & Rail	0.34%
Specialty Retail	0.41%
Textiles, Apparel & Luxury Goods	0.63%
Trading Companies & Distributors	0.41%
Wireless Telecommunication Services	0.11%
Emerging Markets	11.03%
Airlines	0.05%
Automobiles	0.16%
Banks	1.28%
Beverages	0.53%
Building Products	0.33%
Chemicals	0.13%
Construction & Engineering	0.06%
Construction Materials	0.55%
Diversified Financial Services	0.08%
Diversified Telecommunication Services	0.44%
Electronic Equipment, Instruments & Components	0.34%
Food & Staples Retailing	0.18%

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Security Type/Sector	Percentage of Net Assets
Food Products	0.65%
Hotels, Restaurants & Leisure	0.08%
Household Durables	0.08%
Insurance	0.11%
Internet Software & Services	0.61%
IT Services	0.04%
Media	0.26%
Metals & Mining	0.28%
Multiline Retail	0.06%
Oil, Gas & Consumable Fuels	1.75%
Paper & Forest Products	0.15%
Personal Products	0.12%
Real Estate Management & Development	0.12%
Road & Rail	0.03%
Semiconductors & Semiconductor Equipment	1.00%
Transportation Infrastructure	0.04%
Wireless Telecommunication Services	1.52%
Convertible Preferred Stock	0.08%
Exchange-Traded Funds	9.25%
Preferred Stock	0.07%
Agency Collateralized Mortgage Obligations	0.18%
Agency Mortgage-Backed Securities	3.11%
Commercial Mortgage-Backed Securities	0.62%
Convertible Bonds	0.28%
Corporate Bonds	10.22%
Aerospace & Defense	0.04%
Air Freight & Logistics	0.02%
Airlines	0.01%
Auto Components	0.15%
Automobiles	0.13%
Beverages	0.08%
Biotechnology	0.16%
Building Products	0.03%
Capital Markets	0.17%
Chemicals	0.32%
Commercial Banks	0.90%
Commercial Services & Supplies	0.25%
Communications Equipment	0.01%
Computers & Peripherals	0.12%
Construction & Engineering	0.08%
Consumer Finance	0.12%
Containers & Packaging	0.19%
Diversified Consumer Services	0.06%
Diversified Financial Services	0.67%
Diversified Telecommunication Services	0.52%
Electric Utilities	0.53%
Electronic Equipment, Instruments & Components	0.06%
Energy Equipment & Services	0.07%
Food Products	0.02%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.21%

Security Type/Sector	Percentage of Net Assets
Health Care Providers & Services	0.31%
Hotels, Restaurants & Leisure	0.17%
Household Durables	0.04%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	0.02%
Insurance	0.36%
Internet & Catalog Retail	0.03%
Internet Software & Services	0.17%
IT Services	0.09%
Machinery	0.14%
Media	0.62%
Metals & Mining	0.20%
Multiline Retail	0.02%
Multi-Utilities	0.33%
Oil, Gas & Consumable Fuels	1.43%
Paper & Forest Products	0.10%
Pharmaceuticals	0.18%
Real Estate Investment Trusts	0.39%
Real Estate Management & Development	0.01%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.07%
Software	0.14%
Specialty Retail	0.11%
Textiles, Apparel & Luxury Goods	0.02%
Wireless Telecommunication Services	0.20%
Municipal Bonds	0.10%
Non-Agency Asset-Backed Securities	0.38%
Non-Agency Collateralized Mortgage Obligations	0.09%
Senior Secured Loans	2.00%
Sovereign Bonds	0.25%
Supranational Banks	0.02%
U.S. Treasury Obligations	1.20%
Money Market Fund	0.06%
Short-Term Investment	2.52%
Total Value of Securities	101.37%
Liabilities Net of Receivables and Other Assets	(1.37%	)
Total Net Assets	100.00%

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	1.03%
Celgene	0.92%
EOG Resources	0.88%
Microsoft	0.87%
QUALCOMM	0.82%
Visa	0.73%
Walgreen	0.72%
MasterCard	0.68%
Allergan	0.67%
CGI Group	0.64%
Total	7.96%

Geography	Percentage of Net Assets
Argentina	0.19%
Australia	0.43%
Austria	0.08%
Barbados	0.09%
Bermuda	0.01%
Brazil	1.80%
Canada	1.47%
Cayman Islands	0.14%
Chile	0.11%
China	2.00%
Colombia	0.17%
Cyprus	0.02%
Denmark	0.79%
France	3.40%
Germany	1.08%
Hong Kong	0.72%
Iceland	0.04%
India	0.82%
Indonesia	0.05%
Ireland	0.19%
Israel	1.03%
Italy	0.74%
Japan	3.13%
Kazakhstan	0.05%
Luxembourg	0.33%
Malaysia	0.10%
Mexico	0.98%
Netherlands	0.53%
Norway	0.37%
Panama	0.03%
Poland	0.11%
Republic of Korea	2.41%
Romania	0.01%
Russia	0.77%
South Africa	0.68%
Spain	0.03%
Sri Lanka	0.08%
Sweden	0.59%
Switzerland	1.33%
Taiwan	0.78%
Thailand	0.26%
Turkey	0.29%
United Kingdom	1.90%
United States	68.63%
Uruguay	0.01%
Venezuela	0.02%
Total	98.79%

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–70.94%
U.S. MARKETS–43.32%
Aerospace & Defense–1.24%
†Esterline Technologies	1,715	$197,431
Honeywell International	2,715	252,359
†KEYW Holding	8,650	108,731
Lockheed Martin	1,500	241,095
Northrop Grumman	8,300	992,929
Raytheon	10,300	950,175
Rockwell Collins	1,075	84,001
United Technologies	2,970	342,887

		3,169,608

Air Freight & Logistics–0.15%
FedEx	1,740	263,401
†XPO Logistics	4,540	129,935

		393,336

Auto Components–0.56%
Borg Warner	1,780	116,038
Johnson Controls	22,800	1,138,404
†Tenneco	2,800	183,960

		1,438,402

Automobiles–0.10%
Ford Motor	15,220	262,393

		262,393

Banks–1.43%
BB&T	27,500	1,084,325
BBCN Bancorp	5,750	91,713
Bryn Mawr Bank	1,070	31,158
†Capital Bank Financial	1,740	41,081
Cardinal Financial	5,650	104,299
Citigroup	6,570	309,447
City Holding	2,200	99,264
†First NBC Bank Holding	2,630	88,131
Flushing Financial	3,920	80,556
@Independent Bank (Massachusetts)	2,570	98,637
JPMorgan Chase	8,210	473,060
Park National	442	34,122
Prosperity Bancshares	2,090	130,834
Sterling Bancorp	8,820	105,840
Susquehanna Bancshares	9,590	101,270
†Texas Capital Bancshares	2,530	136,493
Webster Financial	3,530	111,336
Wells Fargo	8,240	433,094
†Western Alliance Bancorp	4,650	110,670

		3,665,330

Beverages–0.21%
Coca-Cola	2,625	111,195
PepsiCo	4,680	418,111

		529,306

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.43%
†Acorda Therapeutics	3,140	$105,849
†Alkermes	2,805	141,176
†Celgene	27,285	2,343,236
†Cepheid	2,430	116,494
†Gilead Sciences	5,630	466,783
†InterMune	4,300	189,845
†NPS Pharmaceuticals	3,330	110,057
†Spectrum Pharmaceuticals	7,080	57,560
†Vertex Pharmaceuticals	1,250	118,350

		3,649,350

Building Products–0.05%
AAON	4,162	139,510

		139,510

Capital Markets–0.96%
Ameriprise Financial	1,500	180,000
Bank of New York Mellon	30,320	1,136,394
BlackRock	585	186,966
Evercore Partners Class A	3,565	205,487
Greenhill	1,400	68,950
Invesco	4,700	177,425
Raymond James Financial	4,280	217,124
State Street	2,770	186,310
†Stifel Financial	2,300	108,905

		2,467,561

Chemicals–0.80%
Axiall	2,460	116,284
†Chemtura	5,190	135,615
duPont (E.I.) deNemours	18,630	1,219,147
Eastman Chemical	2,680	234,098
Huntsman	4,905	137,831
Innophos Holdings	1,410	81,174
†Taminco	4,740	110,252

		2,034,401

Commercial Services & Supplies–0.66%
McGrath RentCorp	3,380	124,215
Republic Services	4,550	172,763
Tetra Tech	3,280	90,200
United Stationers	3,170	131,460
US Ecology	2,310	113,075
Waste Management	23,600	1,055,628

		1,687,341

Communications Equipment–1.52%
Cisco Systems	50,515	1,255,298
Motorola Solutions	5,128	341,371
†NETGEAR	2,720	94,574
Plantronics	1,870	89,853

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	26,460	$2,095,632

		3,876,728

Construction & Engineering–0.14%
Granite Construction	3,070	110,459
†MasTec	1,730	53,319
†MYR Group	2,550	64,591
URS	3,050	139,843

		368,212

Consumer Finance–0.12%
Capital One Financial	3,665	302,729

		302,729

Containers & Packaging–0.09%
MeadWestvaco	5,120	226,611

		226,611

Diversified Financial Services–0.67%
CME Group	8,800	624,360
IntercontinentalExchange Group	5,710	1,078,619

		1,702,979

Diversified Telecommunication Services–1.05%
AT&T	41,247	1,458,494
Atlantic Tele-Network	1,240	71,920
†inContact	10,740	98,701
Verizon Communications	21,543	1,054,099

		2,683,214

Electric Utilities–0.59%
Cleco	2,310	136,175
Edison International	20,295	1,179,342
OGE Energy	4,905	191,687

		1,507,204

Electrical Equipment–0.09%
Acuity Brands	380	52,535
Eaton	2,425	187,161

		239,696

Electronic Equipment, Instruments & Components–0.14%
Anixter International	1,330	133,093
†FARO Technologies	2,490	122,309
†Rofin-Sinar Technologies	4,090	98,324

		353,726

Energy Equipment & Services–0.82%
Bristow Group	820	66,108
†C&J Energy Services	2,730	92,219
Core Laboratories	425	71,001
Halliburton	15,100	1,072,251
National Oilwell Varco	2,035	167,582
†Pioneer Energy Services	2,570	45,078

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†RigNet	2,920	$157,154
Schlumberger	3,645	429,928

		2,101,321

Food & Staples Retailing–1.35%
Casey’s General Stores	2,020	141,986
CVS Caremark	18,118	1,365,554
†Susser Holdings	1,230	99,286
Walgreen	24,800	1,838,424

		3,445,250

Food Products–1.35%
Archer-Daniels-Midland	23,500	1,036,585
General Mills	4,220	221,719
J&J Snack Foods	1,070	100,708
Kraft Foods Group	17,733	1,063,093
Mondelez International Class A	27,400	1,030,514

		3,452,619

Health Care Equipment & Supplies–0.64%
†Align Technology	1,060	59,402
Baxter International	13,900	1,004,970
Conmed	2,860	126,269
CryoLife	7,080	63,366
†DexCom	2,600	103,116
†Merit Medical Systems	3,950	59,645
†Quidel	3,880	85,787
West Pharmaceutical Services	3,410	143,834

		1,646,389

Health Care Providers & Services–1.16%
†Air Methods	2,710	139,971
Cardinal Health	13,900	952,984
†Cross Country Healthcare	6,960	45,379
†Express Scripts Holding	4,240	293,959
Quest Diagnostics	18,100	1,062,289
UnitedHealth Group	4,400	359,700
†WellCare Health Plans	1,460	109,004

		2,963,286

Hotels, Restaurants & Leisure–0.51%
†Buffalo Wild Wings	890	147,482
Carnival	2,400	90,360
Cheesecake Factory	1,970	91,447
†Del Frisco’s Restaurant Group	3,190	87,916
Jack in the Box	2,580	154,387
McDonald’s	2,980	300,205
†Popeyes Louisiana Kitchen	3,380	147,740
Starbucks	3,645	282,050

		1,301,587

Household Products–0.25%
Kimberly-Clark	1,600	177,952

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	5,900	$463,681

		641,633

Industrial Conglomerates–0.18%
General Electric	17,160	450,965

		450,965

Insurance–1.62%
AFLAC	3,795	236,239
Allstate	18,200	1,068,704
American Equity Investment Life Holding	5,630	138,498
AMERISAFE	1,930	78,493
Fidelity & Guaranty Life	4,860	116,348
@Infinity Property & Casualty	1,170	78,659
Maiden Holdings	455	5,501
Marsh & McLennan	20,400	1,057,128
Primerica	2,360	112,926
Progressive	27,050	685,988
Prudential Financial	1,720	152,684
@Selective Insurance Group	3,640	89,981
Travelers	2,640	248,345
United Fire Group	2,480	72,714

		4,142,208

Internet & Catalog Retail–1.16%
†Liberty Interactive Class A	49,300	1,447,448
†Priceline Group	1,195	1,437,585
†Shutterfly	2,100	90,426

		2,975,459

Internet Software & Services–2.30%
†Brightcove	10,980	115,729
†eBay	23,850	1,193,931
†Equinix	5,375	1,129,234
†Facebook Class A	3,645	245,272
†Google	1,405	808,268
†Google Class A	2,045	1,195,650
@j2 Global	2,450	124,607
†Marin Software	4,270	50,258
†Rocket Fuel	2,740	85,187
†SciQuest	4,629	81,887
†Trulia	830	39,325
†Yahoo	11,682	410,389
†Yelp	5,325	408,321

		5,888,058

IT Services–2.40%
Accenture Class A	3,350	270,814
†ExlService Holdings	1,640	48,298
International Business Machines	405	73,414
†InterXion Holding	3,410	93,366

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
MasterCard Class A	23,675	$1,739,402
†TeleTech Holdings	3,600	104,364
†Teradata	12,800	514,560
†VeriFone Systems	10,100	371,175
Visa Class A	8,900	1,875,319
Xerox	83,900	1,043,716

		6,134,428

Life Sciences Tools & Services–0.13%
Thermo Fisher Scientific	2,840	335,120

		335,120

Machinery–0.40%
Barnes Group	3,570	137,588
Caterpillar	915	99,433
†Chart Industries	600	49,644
Columbus McKinnon	4,100	110,905
Cummins	955	147,347
Deere	1,155	104,585
ESCO Technologies	1,970	68,241
Kadant	3,090	118,811
Parker Hannifin	1,430	179,794

		1,016,348

Media–0.23%
Cinemark Holdings	1,760	62,234
Comcast Special Class A	4,965	264,783
National CineMedia	4,780	83,698
Regal Entertainment Group Class A	2,825	59,607
Viacom Class B	1,280	111,014

		581,336

Metals & Mining–0.11%
Kaiser Aluminum	1,330	96,917
Materion	1,960	72,500
US Silica Holdings	1,080	59,875
Worthington Industries	1,430	61,547

		290,839

Multiline Retail–0.17%
Macy’s	4,180	242,524
Nordstrom	2,950	200,393

		442,917

Multi-Utilities–0.19%
MDU Resources Group	5,430	190,593
NorthWestern	2,110	110,121
Sempra Energy	1,740	182,195

		482,909

Oil, Gas & Consumable Fuels–3.58%
†Bonanza Creek Energy	610	34,886
†Carrizo Oil & Gas	2,300	159,298

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	12,126	$1,583,049
ConocoPhillips	12,400	1,063,052
†Diamondback Energy	1,050	93,240
EOG Resources	19,190	2,242,543
Exxon Mobil	4,550	458,094
†@Jones Energy Class A	4,280	87,740
†Kodiak Oil & Gas	7,830	113,927
Marathon Oil	31,555	1,259,676
Occidental Petroleum	12,995	1,333,677
†Parsley Energy Class A	980	23,589
†Rosetta Resources	2,440	133,834
†RSP Permian	1,550	50,282
Williams	9,100	529,711

		9,166,598

Paper & Forest Products–0.13%
†Boise Cascade	3,590	102,818
International Paper	2,365	119,362
Neenah Paper	2,020	107,363

		329,543

Personal Products–0.09%
Avon Products	15,400	224,994

		224,994

Pharmaceuticals–2.84%
AbbVie	6,195	349,646
†Akorn	3,020	100,415
Allergan	10,150	1,717,583
†Auxilium Pharmaceuticals	5,540	111,132
Johnson & Johnson	10,837	1,133,767
†Medicines	1,820	52,889
Merck	24,290	1,405,177
Perrigo	4,415	643,530
Pfizer	51,795	1,537,276
†Prestige Brands Holdings	2,430	82,353
Zoetis	4,300	138,761

		7,272,529

Professional Services–0.17%
Kforce	6,280	135,962
Nielsen Holdings	3,240	156,848
†WageWorks	2,860	137,881

		430,691

Real Estate Investment Trusts–3.66%
American Campus Communities	1,425	54,492
American Tower	2,740	246,545
Apartment Investment & Management	2,375	76,641
AvalonBay Communities	1,700	241,723
Boston Properties	2,200	259,996
Brandywine Realty Trust	7,225	112,710

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust	1,025	$72,929
Corporate Office Properties Trust	1,900	52,839
Cousins Properties	4,600	57,270
Crown Castle International	21,225	1,576,169
DCT Industrial Trust	19,175	157,427
DDR	8,225	145,007
Douglas Emmett	4,525	127,695
Duke Realty	8,900	161,624
DuPont Fabros Technology	4,300	115,928
EastGroup Properties	1,320	84,784
EPR Properties	3,700	206,719
Equity Lifestyle Properties	1,250	55,200
Equity One	2,375	56,026
Equity Residential	4,400	277,200
Essex Property Trust	900	166,419
Extra Space Storage	1,200	63,900
Federal Realty Investment Trust	475	57,437
First Industrial Realty Trust	5,150	97,026
First Potomac Realty Trust	2,750	36,080
General Growth Properties	9,525	224,409
Health Care REIT	1,300	81,471
Healthcare Realty Trust	2,575	65,457
Healthcare Trust of America	4,750	57,190
Highwoods Properties	2,550	106,973
Host Hotels & Resorts	15,735	346,327
Kilroy Realty	1,550	96,534
Kimco Realty	4,725	108,581
Kite Realty Group Trust	19,370	118,932
LaSalle Hotel Properties	5,475	193,213
Lexington Realty Trust	5,425	59,729
Liberty Property Trust	1,275	48,361
LTC Properties	475	18,544
Macerich	1,350	90,113
National Retail Properties	5,935	220,723
Pebblebrook Hotel Trust	1,825	67,452
Post Properties	1,600	85,536
Prologis	6,275	257,840
PS Business Parks	725	60,530
Public Storage	1,200	205,620
Ramco-Gershenson Properties Trust	9,930	165,037
Regency Centers	1,975	109,968
RLJ Lodging Trust	2,725	78,725
Sabra Health Care REIT	1,375	39,476
Simon Property Group	3,750	623,550
SL Green Realty	1,725	188,732
Sovran Self Storage	1,460	112,785
Spirit Realty Capital	6,875	78,100
†Strategic Hotels & Resorts	7,375	86,361
Tanger Factory Outlet Centers	2,700	94,419
Taubman Centers	675	51,172
UDR	4,100	117,383

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	3,775	$241,977
Vornado Realty Trust	2,550	272,161
†Washington Prime Group	1,875	35,137

		9,368,304

Road & Rail–0.25%
Hunt (J.B.) Transport Services	1,925	142,027
†Roadrunner Transportation Systems	3,970	111,557
Union Pacific	3,810	380,047

		633,631

Semiconductors & Semiconductor Equipment–1.34%
†Applied Micro Circuits	9,920	107,235
Avago Technologies	2,140	154,230
Broadcom Class A	33,000	1,224,960
Intel	48,046	1,484,621
†Semtech	4,730	123,689
†Synaptics	1,520	137,773
Texas Instruments	3,945	188,532

		3,421,040

Software–2.15%
†Adobe Systems	21,650	1,566,594
†Callidus Software	3,450	41,193
†Guidewire Software	2,160	87,826
Intuit	13,425	1,081,115
Microsoft	53,695	2,239,081
†Proofpoint	3,690	138,227
†Rally Software Development	7,490	81,566
†salesforce.com	2,860	166,109
†SS&C Technologies Holdings	2,360	104,359

		5,506,070

Specialty Retail–1.20%
DSW Class A	4,220	117,907
†Express	3,920	66,758
L Brands	18,350	1,076,411
Lowe’s	22,600	1,084,574
†Sally Beauty Holdings	18,100	453,948
Tractor Supply	1,865	112,646
†Urban Outfitters	4,370	147,968

		3,060,212

Technology Hardware, Storage & Peripherals–0.40%
Apple	7,665	712,308
EMC	11,995	315,948

		1,028,256

Textiles, Apparel & Luxury Goods–0.49%
†G-III Apparel Group	2,110	172,303
†Iconix Brand Group	3,660	157,160
†Madden (Steven)	4,310	147,833

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	9,850	$763,867

		1,241,163

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,670	135,449
†NOW	1	18

		135,467

Total U.S. Markets (Cost $63,440,215)		110,808,807

§DEVELOPED MARKETS–16.59%
Air Freight & Logistics–0.46%
Deutsche Post	32,543	1,176,816

		1,176,816

Airlines–0.36%
@Westjet Airlines Class VV	37,887	930,440

		930,440

Automobiles–0.91%
Bayerische Motoren Werke	5,575	707,021
Toyota Motor	27,100	1,627,364

		2,334,385

Banks–1.99%
BNP Paribas	678	45,968
Mitsubishi UFJ Financial Group	217,000	1,330,079
Nordea Bank	105,023	1,481,920
Standard Chartered	63,878	1,305,405
UniCredit	111,893	936,876

		5,100,248

Beverages–0.66%
Carlsberg Class B	9,388	1,011,251
Coca-Cola Amatil	75,518	673,751

		1,685,002

Chemicals–0.23%
Syngenta ADR	7,825	585,310

		585,310

Construction & Engineering–0.47%
Vinci	15,897	1,188,476

		1,188,476

Construction Materials–0.31%
Lafarge	9,270	804,733

		804,733

Containers & Packaging–0.37%
Rexam	103,277	945,686

		945,686

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.61%
Nippon Telegraph & Telephone	25,014	$1,559,872

		1,559,872

Energy Equipment & Services–0.74%
†Saipem	35,760	964,598
Subsea 7	49,331	920,270

		1,884,868

Food & Staples Retailing–0.28%
Tesco	146,226	711,276

		711,276

Food Products–0.52%
†Aryzta	14,019	1,327,841

		1,327,841

Household Durables–0.24%
Techtronic Industries	195,000	625,230

		625,230

Industrial Conglomerates–0.39%
Koninklijke Philips Electronics	31,185	989,574

		989,574

Insurance–0.49%
AXA	52,900	1,264,324

		1,264,324

IT Services–0.65%
†CGI Group Class A	46,532	1,649,567

		1,649,567

Life Sciences Tools & Services–0.06%
†ICON	3,300	155,463

		155,463

Media–0.39%
Publicis Groupe	11,712	993,310

		993,310

Metals & Mining–0.61%
Anglo American ADR	9,985	122,071
AuRico Gold	65,347	279,310
Rio Tinto	14,994	797,734
Yamana Gold	43,039	354,204

		1,553,319

Multiline Retail–0.13%
Don Quijote	5,900	329,023

		329,023

Multi-Utilities–0.18%
National Grid	31,300	450,001

		450,001

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.32%
Total	11,234	$811,870

		811,870

Pharmaceuticals–2.85%
Novartis	16,350	1,480,414
Novo Nordisk ADR	21,800	1,006,942
Sanofi	12,705	1,349,607
Stada Arzneimittel	17,388	828,179
Teva Pharmaceutical Industries ADR	50,200	2,631,484

		7,296,626

Professional Services–0.47%
Teleperformance	19,418	1,189,950

		1,189,950

Road & Rail–0.34%
East Japan Railway	11,072	871,968

		871,968

Specialty Retail–0.41%
Nitori Holdings	19,318	1,056,326

		1,056,326

Textiles, Apparel & Luxury Goods–0.63%
Kering	2,761	605,447
Yue Yuen Industrial Holdings	300,000	1,004,471

		1,609,918

Trading Companies & Distributors–0.41%
ITOCHU	81,660	1,048,607

		1,048,607

Wireless Telecommunication Services–0.11%
KDDI	3,100	189,063
Vodafone Group	31,198	104,124

		293,187

Total Developed Markets (Cost $29,130,279)		42,423,216

×EMERGING MARKETS–11.03%
Airlines–0.05%
Gol Linhas Aereas Inteligentes ADR	24,600	134,808

		134,808

Automobiles–0.16%
Hyundai Motor	794	180,062
Mahindra & Mahindra	11,687	223,232

		403,294

Banks–1.28%
Banco Santander Brasil ADR	31,704	219,392
Bangkok Bank	35,493	211,164
China Construction Bank	318,239	240,619
ICICI Bank ADR	6,500	324,350

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	602,238	$380,752
Itau Unibanco Holding ADR	20,372	292,949
KB Financial Group ADR	13,503	469,364
Powszechna Kasa Oszczednosci Bank Polski	10,840	134,565
=Sberbank	142,105	353,350
Shinhan Financial Group	6,768	313,321
Standard Bank Group	25,091	342,013

		3,281,839

Beverages–0.53%
†Anadolu Efes Biracilik Ve Malt Sanayii	25,531	312,632
Cia Cervecerias Unidas ADR	6,100	142,862
Fomento Economico Mexicano ADR	3,065	287,037
@Lotte Chilsung Beverage	235	408,231
Tsingtao Brewery	26,072	203,857

		1,354,619

Building Products–0.33%
@KCC	1,364	831,609

		831,609

Chemicals–0.13%
Braskem ADR	14,468	185,914
Sociedad Quimica y Minera de Chile ADR	5,000	146,550

		332,464

Construction & Engineering–0.06%
†Empresas ICA ADR	19,800	154,836

		154,836

Construction Materials–0.55%
†Cemex ADR	39,755	525,959
†Cemex Latam Holdings	41,275	404,506
Siam Cement	9,604	135,001
Siam Cement NVDR	7,559	105,323
Ultratech Cement	5,620	242,537

		1,413,326

Diversified Financial Services–0.08%
Remgro	9,860	213,187

		213,187

Diversified Telecommunication Services–0.44%
China Telecom	298,800	146,116
China Unicom Hong Kong ADR	11,920	182,734
Chunghwa Telecom ADR	6,727	215,668
KT ADR	23,266	352,247
Telefonica Brasil ADR	11,495	235,762

		1,132,527

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.34%
Hon Hai Precision Industry	178,754	$598,390
†LG Display ADR	16,991	267,948

		866,338

Food & Staples Retailing–0.18%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,600	259,448
Wal-Mart de Mexico Series V	75,877	203,383

		462,831

Food Products–0.65%
Brasil Foods ADR	22,599	549,382
China Mengniu Dairy	55,000	254,408
@Lotte Confectionery	158	301,636
Tingyi Cayman Islands Holding	95,541	267,503
@Uni-President China Holdings	369,600	283,268

		1,656,197

Hotels, Restaurants & Leisure–0.08%
@Arcos Dorados Holdings	18,800	210,560

		210,560

Household Durables–0.08%
LG Electronics	2,886	211,887

		211,887

Insurance–0.11%
Samsung Life Insurance	2,670	269,111

		269,111

Internet Software & Services–0.61%
†Baidu ADR	5,400	1,008,774
†SINA	4,796	238,697
†Sohu.com	5,500	317,295

		1,564,766

IT Services–0.04%
†WNS Holdings ADR	5,765	110,573

		110,573

Media–0.26%
Grupo Televisa ADR	19,214	659,232

		659,232

Metals & Mining–0.28%
†Anglo American Platinum	3,327	144,204
†ArcelorMittal South Africa	18,758	54,770
@Gerdau	17,700	84,043
Gerdau ADR	13,800	81,282
Impala Platinum Holdings	6,955	69,880
Vale ADR	21,652	286,456

		720,635

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.06%
Woolworths Holdings	20,848	$153,162

		153,162

Oil, Gas & Consumable Fuels–1.75%
Cairn India	35,745	217,261
China Petroleum & Chemical	180,850	172,441
CNOOC ADR	1,177	211,024
†Gazprom ADR	52,989	461,799
LUKOIL ADR	5,808	347,435
PetroChina ADR	1,836	230,510
Petroleo Brasileiro ADR	40,669	594,987
Polski Koncern Naftowy Orlen	10,464	141,268
PTT - Foreign	22,578	221,326
#@Reliance Industries GDR 144A	29,298	985,878
†Rosneft GDR	35,278	258,059
Sasol ADR	4,853	286,909
Tambang Batubara Bukit Asam Persero	130,500	118,061
YPF ADR	6,900	225,492

		4,472,450

Paper & Forest Products–0.15%
†Fibria Celulose ADR	27,010	262,537
Nine Dragons Paper Holdings	162,500	110,495

		373,032

Personal Products–0.12%
†Hypermarcas	33,700	291,657

		291,657

Real Estate Management & Development–0.12%
#@=Etalon Group GDR 144A	10,500	46,599
@UEM Sunrise	401,968	254,125

		300,724

Road & Rail–0.03%
America Latina Logistica	22,542	84,791

		84,791

Semiconductors & Semiconductor Equipment–1.00%
MediaTek	21,000	355,009
Samsung Electronics	1,059	1,383,397
Taiwan Semiconductor Manufacturing	89,944	380,883
Taiwan Semiconductor Manufacturing ADR	11,800	252,402
United Microelectronics	392,000	196,180

		2,567,871

Transportation Infrastructure–0.04%
Santos Brasil Participacoes	9,975	87,367

		87,367

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–1.52%
America Movil ADR	9,958	$206,629
China Mobile	41,348	401,191
China Mobile ADR	5,393	262,154
†MegaFon GDR	10,500	330,750
Mobile Telesystems ADR	8,700	171,738
MTN Group	11,509	242,339
SK Telecom ADR	42,900	1,112,826
Tim Participacoes ADR	25,600	743,168
†Turkcell Iletisim Hizmetleri ADR	12,510	195,156
Vodacom Group	18,738	231,548

		3,897,499

Total Emerging Markets (Cost $24,115,174)		28,213,192

Total Common Stock (Cost $116,685,668)		181,445,215

CONVERTIBLE PREFERRED STOCK–0.08%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	500	11,391
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,504
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	15	19,041
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	158	9,109
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	200	10,789
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	14	16,989
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	14	18,212
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,655
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	584	29,731
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	450	14,382
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	193	21,954

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	$15,782

Total Convertible Preferred Stock (Cost $185,841)		196,539

EXCHANGE-TRADED FUNDS–9.25%
iShares MSCI EAFE Growth Index ETF	165,230	11,970,913
iShares MSCI EAFE Index ETF	73,920	5,053,910
Vanguard FTSE Developed Markets ETF	155,690	6,630,837

Total Exchange-Traded Funds (Cost $16,250,957)		23,655,660

PREFERRED STOCK–0.07%
Alabama Power 5.625%	2,475	61,504
•Integrys Energy Group 6.00%	1,700	44,727
National Retail Properties 5.70%	1,125	25,695
Public Storage 5.20%	1,200	26,568
•Regions Financial 6.375%	1,300	33,462

Total Preferred Stock (Cost $193,391)		191,956

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	55	64
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,055	1,204
Series 2003-26 AT 5.00% 11/25/32	28,294	29,472
Series 2010-41 PN 4.50% 4/25/40	65,000	70,265
•*Series 2012-122 SD 5.948% 11/25/42	91,152	20,097
*Series 2013-26 ID 3.00% 4/25/33	91,863	15,286
*Series 2013-38 AI 3.00% 4/25/33	90,009	14,327
*Series 2013-44 DI 3.00% 5/25/33	222,544	37,514
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	8,711	9,896
Series 4065 DE 3.00% 6/15/32	10,000	9,582
*Series 4185 LI 3.00% 3/15/33	92,272	15,654
*Series 4191 CI 3.00% 4/15/33	93,020	15,715

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	$167,353
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	50,000	51,891

Total Agency Collateralized Mortgage Obligations (Cost $440,697)		458,320

AGENCY MORTGAGE-BACKED SECURITIES–3.11%
Fannie Mae ARM
•2.415% 5/1/43	29,319	29,236
•2.546% 6/1/43	9,983	10,016
•3.201% 4/1/44	46,849	48,358
•3.279% 3/1/44	39,813	41,300
•3.296% 9/1/43	36,138	37,277
•5.142% 8/1/35	2,097	2,253
Fannie Mae S.F. 15 yr
2.50% 10/1/27	32,699	33,262
2.50% 2/1/28	95,215	96,854
3.00% 11/1/27	3,474	3,613
3.00% 5/1/28	7,145	7,434
3.50% 7/1/26	24,901	26,422
4.00% 5/1/25	16,948	18,155
4.00% 6/1/25	62,047	66,474
4.00% 11/1/25	117,792	126,200
4.00% 12/1/26	28,766	30,758
4.00% 5/1/27	60,115	64,411
4.50% 4/1/18	3,314	3,519
4.50% 5/1/20	660	702
4.50% 8/1/20	926	985
4.50% 10/1/20	994	1,058
4.50% 9/1/24	1,499	1,624
4.50% 12/1/24	2,122	2,275
4.50% 4/1/25	15,498	16,606
5.00% 12/1/20	3,319	3,585
5.00% 6/1/23	6,323	6,895
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	133,000	135,099
3.00% 7/1/29	474,000	492,367
3.50% 7/1/29	693,000	734,472
Fannie Mae S.F. 20 yr
3.00% 8/1/33	14,255	14,548
3.00% 9/1/40	26,777	27,328
3.50% 4/1/33	4,478	4,691
3.50% 9/1/33	20,000	20,953
4.00% 2/1/31	21,806	23,469
5.00% 11/1/23	1,920	2,134
6.00% 9/1/29	17,643	19,998
Fannie Mae S.F. 30 yr
3.00% 7/1/42	27,941	27,635
3.00% 10/1/42	422,609	418,010
3.00% 12/1/42	69,288	68,528

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 1/1/43	160,593	$158,834
3.00% 2/1/43	13,979	13,825
3.00% 4/1/43	106,329	105,164
3.00% 5/1/43	91,222	90,223
4.00% 11/1/40	11,154	11,855
4.00% 1/1/41	50,630	53,808
4.00% 1/1/43	24,821	26,379
4.00% 8/1/43	12,314	13,087
4.50% 7/1/36	8,466	9,172
4.50% 11/1/40	25,548	27,687
4.50% 3/1/41	55,860	60,524
4.50% 4/1/41	64,956	70,405
4.50% 10/1/41	33,108	35,871
4.50% 11/1/41	24,625	26,684
4.50% 12/1/43	1,905	2,068
4.50% 5/1/44	6,990	7,587
5.00% 2/1/35	40,546	45,238
5.00% 4/1/35	10,058	11,193
5.00% 7/1/35	12,789	14,239
5.00% 10/1/35	28,927	32,163
5.00% 11/1/35	9,042	10,058
5.00% 4/1/37	7,643	8,501
5.00% 8/1/37	2,578	2,869
5.00% 2/1/38	8,182	9,101
5.50% 12/1/32	1,629	1,832
5.50% 2/1/33	24,309	27,352
5.50% 11/1/34	8,999	10,123
5.50% 12/1/34	39,868	44,847
5.50% 3/1/35	5,035	5,654
5.50% 5/1/35	14,288	16,058
5.50% 6/1/35	7,529	8,424
5.50% 1/1/36	4,553	5,116
5.50% 5/1/36	4,181	4,693
5.50% 7/1/36	2,431	2,733
5.50% 1/1/37	679	763
5.50% 4/1/37	37,856	42,792
5.50% 8/1/37	9,398	10,549
5.50% 1/1/38	885	990
5.50% 2/1/38	8,589	9,655
5.50% 6/1/38	2,226	2,491
5.50% 9/1/38	62,448	70,084
5.50% 12/1/38	34,058	38,264
5.50% 10/1/39	81,914	91,645
5.50% 7/1/40	24,099	26,961
6.00% 5/1/36	32,982	37,254
6.00% 6/1/36	3,105	3,506
6.00% 7/1/36	7,136	8,030
6.00% 2/1/37	10,343	11,685
6.00% 5/1/37	28,012	31,526
6.00% 8/1/37	24,605	27,789
6.00% 9/1/37	3,390	3,829
6.00% 11/1/37	4,511	5,089

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 5/1/38	41,133	$46,355
6.00% 7/1/38	1,244	1,399
6.00% 10/1/38	40,390	45,458
6.00% 1/1/39	16,488	18,570
6.00% 9/1/39	141,223	159,057
6.00% 3/1/40	14,396	16,203
6.00% 9/1/40	13,110	14,771
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	53,000	52,358
3.50% 7/1/44	298,000	306,754
4.00% 7/1/44	1,333,000	1,414,646
4.00% 8/1/44	244,000	258,173
4.50% 7/1/44	770,000	833,886
5.00% 7/1/44	92,000	102,163
5.50% 7/1/44	13,000	14,554
Freddie Mac ARM
•2.342% 12/1/33	14,794	15,775
•2.49% 6/1/37	5,823	6,240
•2.53% 1/1/44	89,921	92,049
Freddie Mac S.F. 15 yr
4.50% 5/1/20	6,211	6,599
4.50% 7/1/25	5,544	5,965
4.50% 6/1/26	12,093	12,979
5.50% 5/1/20	175,761	190,494
5.50% 6/1/20	2,916	3,123
Freddie Mac S.F. 20 yr
3.50% 1/1/34	34,031	35,581
Freddie Mac S.F. 30 yr
3.00% 10/1/42	31,623	31,281
3.00% 11/1/42	26,828	26,588
4.00% 11/1/40	17,686	18,762
4.00% 12/1/40	3,447	3,657
4.00% 2/1/42	11,943	12,669
4.50% 6/1/39	5,527	5,983
4.50% 10/1/39	13,583	14,710
5.50% 12/1/34	3,076	3,457
5.50% 6/1/36	2,286	2,559
5.50% 11/1/36	3,059	3,422
5.50% 12/1/36	1,121	1,250
5.50% 6/1/38	1,746	1,946
5.50% 3/1/40	13,480	15,026
5.50% 8/1/40	8,225	9,168
5.50% 1/1/41	7,780	8,673
6.00% 2/1/36	7,226	8,188
6.00% 1/1/38	5,042	5,659
6.00% 6/1/38	13,509	15,166
6.00% 8/1/38	16,896	19,109
6.00% 5/1/40	5,224	5,870
6.50% 4/1/39	20,027	22,567

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr 5.00% 6/15/40.	7,803	$8,608

Total Agency Mortgage-Backed Securities (Cost $7,860,748)		7,962,243

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.62%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51	10,000	11,193
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.401% 7/15/44	30,000	31,185
COMM Mortgage Trust Series 2014-CCRE18 3.828% 7/15/47	70,000	73,194
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	200,000	226,395
#•Series 2011-LC1A C 144A 5.73% 11/10/46	100,000	114,213
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.618% 4/25/20	12,000	13,559
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,433
#•Series 2012-K708 B 144A 3.891% 2/25/45	75,000	78,760
#•Series 2013-K712 144A 3.483% 5/25/45	105,000	107,500
#•Series 2013-K713 144A 3.274% 4/25/46	75,000	75,706
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	47,057	48,023
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	110,868
#Grace Mortgage Trust Series 2014-GRCE 144A 3.369% 6/10/28	350,000	361,329
#Hilton USA Trust Series 2013-HLT 144A 3.367% 11/5/30	100,000	102,684
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.654% 8/12/37	15,000	16,250
•Series 2005-LDP5 5.56% 12/15/44	25,000	26,045
Series 2006-LDP8 AM 5.44% 5/15/45	44,000	47,686
Series 2011-C5 A3 4.171% 8/15/46	45,000	48,834
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	4,267	4,409

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
•Series 2005-C3 B 4.895% 7/15/40	15,000	$15,318
•Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.376% 11/14/42	50,000	52,270

Total Commercial Mortgage-Backed Securities (Cost $1,557,861)		1,575,854

CONVERTIBLE BONDS–0.28%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	27,000	22,207
Alere 3.00% exercise price $43.98, expiration date 5/15/16	13,000	14,454
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	12,000	12,795
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	21,000	22,378
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	14,000	14,814
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	21,000	23,166
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	12,000	13,177
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	10,000	9,800
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	23,000	21,059
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	11,000	10,656
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	12,000	12,915
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	13,000	17,916
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	12,000	8,340

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	23,000	$22,799
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	6,000	15,330
fGeneral Cable 4.50% exercise price $35.64, expiration date 11/15/29	28,000	27,825
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	8,000	29,175
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	17,000	18,626
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	5,000	10,756
Intel 3.25% exercise price $21.71, expiration date 8/1/39	7,000	10,811
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	17,000	18,243
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	7,000	11,384
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	19,000	25,555
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	18,000	18,697
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	24,000	23,985
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	32,000	34,160
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	9,000	13,236
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	23,291
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	13,000	26,374
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	30,000	34,463
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	19,000	14,357

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	11,000	$22,433
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	5,000	16,744
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	15,094
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	14,928
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	17,021
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	21,000	22,969
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20	8,000	8,425
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	7,000	9,391
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	9,000	13,697

Total Convertible Bonds (Cost $619,895)		723,446

CORPORATE BONDS–10.22%
Aerospace & Defense–0.04%
TransDigm
#144A 6.00% 7/15/22	30,000	30,863
#144A 6.50% 7/15/24	25,000	26,063
7.50% 7/15/21	45,000	50,063

		106,989

Air Freight & Logistics–0.02%
United Parcel Service 5.125% 4/1/19	45,000	51,557

		51,557

Airlines–0.01%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	20,000	20,275

		20,275

Auto Components–0.15%
American Axle & Manufacturing 6.25% 3/15/21	35,000	37,800
Delphi 4.15% 3/15/24	100,000	104,037

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components (continued)
Delphi (continued) 6.125% 5/15/21		65,000	$72,807
Magna International 3.625% 6/15/24		50,000	50,507
TRW Automotive
#144A 4.45% 12/1/23		70,000	71,925
#144A 4.50% 3/1/21		40,000	42,300

			379,376

Automobiles–0.13%
Daimler 2.75% 12/10/18	NOK	320,000	53,377
Ford Motor 7.45% 7/16/31		51,000	68,366
#General Motors 144A 3.50% 10/2/18		45,000	46,125
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,454
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	41,820
Volkswagen Financial Services 2.25% 5/15/17	NOK	500,000	82,146

			342,288

Beverages–0.08%
Constellation Brands 6.00% 5/1/22		20,000	22,550
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	172,678

			195,228

Biotechnology–0.16%
Amgen 3.625% 5/22/24		115,000	116,252
Celgene
3.95% 10/15/20		105,000	110,890
4.625% 5/15/44		10,000	10,056
Gilead Sciences 3.70% 4/1/24		125,000	128,519
Immucor 11.125% 8/15/19		45,000	50,400

			416,117

Building Products–0.03%
Nortek 8.50% 4/15/21		60,000	66,600

			66,600

Capital Markets–0.17%
Bank of New York Mellon 3.40% 5/15/24		25,000	25,352
Jefferies Group
5.125% 1/20/23		20,000	21,479
6.45% 6/8/27		25,000	28,493
6.50% 1/20/43		15,000	16,603
Lazard Group 6.85% 6/15/17		158,000	179,376
#Nuveen Investments 144A 9.50% 10/15/20		55,000	65,450

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
•RBS Capital Trust I 2.099% 12/29/49		30,000	$30,150
State Street 3.10% 5/15/23		65,000	63,952

			430,855

Chemicals–0.32%
CF Industries
5.15% 3/15/34		30,000	32,061
6.875% 5/1/18		95,000	111,789
7.125% 5/1/20		50,000	61,663
Dow Chemical 8.55% 5/15/19		223,000	286,912
Eastman Chemical 4.65% 10/15/44		60,000	59,616
Monsanto
3.375% 7/15/24		10,000	10,087
4.40% 7/15/44		110,000	110,697
Mosaic 5.625% 11/15/43		80,000	91,510
PolyOne 5.25% 3/15/23		25,000	25,813
#TPC Group 144A 8.75% 12/15/20		25,000	27,813

			817,961

Commercial Banks–0.90%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	50,000	47,397
•3.548% 11/6/18	AUD	26,000	24,685
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	210,750
BB&T 5.25% 11/1/19		165,000	187,585
City National 5.25% 9/15/20		45,000	50,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	11,000	17,663
4.875% 1/20/20	AUD	62,000	60,378
KeyBank 5.45% 3/3/16		250,000	268,979
•National City Bank 0.601% 6/7/17		335,000	334,409
Northern Trust 3.95% 10/30/25		30,000	31,249
PNC Financial Services Group 3.90% 4/29/24		55,000	56,158
#•PNC Preferred Funding Trust II 144A 1.453% 3/31/49		100,000	97,375
SVB Financial Group 5.375% 9/15/20		160,000	181,551
#Turkiye Is Bankasi 144A 7.85% 12/10/23		200,000	222,000
•USB Capital IX 3.50% 10/29/49		275,000	235,813
Wells Fargo
4.10% 6/3/26		85,000	86,273
•5.90% 12/29/49		70,000	74,427

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Zions Bancorp
4.50% 3/27/17	60,000	$64,074
4.50% 6/13/23	20,000	20,668
7.75% 9/23/14	20,000	20,331

		2,292,564

Commercial Services & Supplies–0.25%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	200,000	213,500
Avis Budget Car Rental
#144A 5.125% 6/1/22	35,000	35,131
5.50% 4/1/23	55,000	56,513
#Brambles USA 144A 3.95% 4/1/15	20,000	20,430
HD Supply
7.50% 7/15/20	15,000	16,463
11.50% 7/15/20	70,000	84,350
#Prestige Brands 144A 5.375% 12/15/21	55,000	56,375
#Service Corp International 144A 5.375% 5/15/24	50,000	51,187
Spectrum Brands 6.375% 11/15/20	35,000	37,800
United Rentals North America 5.75% 11/15/24	55,000	57,269

		629,018

Communications Equipment–0.01%
#Avaya 144A 7.00% 4/1/19	25,000	25,125

		25,125

Computers & Peripherals–0.12%
Apple 3.45% 5/6/24	95,000	96,258
EMC 2.65% 6/1/20	45,000	45,430
#NCR Escrow 144A 6.375% 12/15/23	55,000	59,950
NetApp 3.25% 12/15/22	40,000	38,588
#Seagate HDD Cayman 144A 4.75% 1/1/25	80,000	79,800

		320,026

Construction & Engineering–0.08%
#OAS Investments GMBH 144A 8.25% 10/19/19	200,000	207,500
URS 3.85% 4/1/17	10,000	10,429

		217,929

Consumer Finance–0.12%
Fifth Third Bancorp 4.30% 1/16/24	45,000	46,987
SunTrust Banks 2.35% 11/1/18	60,000	60,830
Wells Fargo 4.48% 1/16/24	201,000	213,314

		321,131

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging–0.19%
Ball
4.00% 11/15/23		85,000	$81,387
5.00% 3/15/22		40,000	41,200
Berry Plastics 5.50% 5/15/22		25,000	25,172
#~BOE Merger PIK 144A 9.50% 11/1/17		5,000	5,281
#Consolidated Container 144A 10.125% 7/15/20		20,000	20,200
Crown Americas 4.50% 1/15/23		15,000	14,685
International Paper
3.65% 6/15/24		50,000	50,220
4.80% 6/15/44		5,000	5,059
7.50% 8/15/21		25,000	31,900
#Plastipak Holdings 144A 6.50% 10/1/21		50,000	53,000
Rock Tenn
3.50% 3/1/20		55,000	56,668
4.00% 3/1/23		80,000	82,240
4.45% 3/1/19		10,000	10,846

			477,858

Diversified Consumer Services–0.06%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	148,182

			148,182

Diversified Financial Services–0.67%
Bank of America 4.00% 4/1/24		205,000	209,630
#Comcel Trust 144A 6.875% 2/6/24		200,000	216,500
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	108,062
General Electric Capital
2.10% 12/11/19		70,000	70,055
3.45% 5/15/24		235,000	236,320
6.00% 8/7/19		86,000	101,985
•7.125% 12/15/49		100,000	118,204
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	28,000	26,577
Goldman Sachs Group 3.85% 7/8/24		40,000	39,947
JPMorgan Chase
•0.858% 1/28/19		26,000	26,146
4.85% 2/1/44		50,000	53,229
•6.75% 8/29/49		90,000	97,313
Morgan Stanley 5.00% 11/24/25		245,000	261,881
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		60,000	59,197

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Royal Bank of Scotland Group 5.125% 5/28/24		100,000	$101,736

			1,726,782

Diversified Telecommunication Services–0.52%
AT&T 4.80% 6/15/44		165,000	169,115
Bell Canada 3.35% 3/22/23	CAD	19,000	17,707
CC Holdings GS V 3.849% 4/15/23		15,000	15,086
CenturyLink
5.80% 3/15/22		120,000	125,550
6.75% 12/1/23		45,000	49,387
Hughes Satellite Systems 7.625% 6/15/21		15,000	17,250
Intelsat Luxembourg
7.75% 6/1/21		90,000	95,625
8.125% 6/1/23		115,000	124,775
#Level 3 Financing 144A 6.125% 1/15/21		25,000	26,875
#SBA Tower Trust 144A 2.24% 4/15/18		40,000	39,766
#SES 144A 3.60% 4/4/23		105,000	106,452
Telefonica Emisiones 6.421% 6/20/16		75,000	82,606
#Telemar Norte Leste 144A 5.50% 10/23/20		200,000	205,940
Verizon Communications
5.15% 9/15/23		60,000	67,270
6.40% 9/15/33		36,000	44,229
6.55% 9/15/43		75,000	94,729
Windstream
7.50% 4/1/23		15,000	16,313
7.75% 10/1/21		30,000	32,925

			1,331,600

Electric Utilities–0.53%
#American Transmission Systems 144A 5.25% 1/15/22		155,000	169,697
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	113,545
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,834
ComEd Financing III 6.35% 3/15/33		60,000	60,750
Electricite de France
#144A 4.60% 1/27/20		55,000	61,228
#•144A 5.25% 12/29/49		200,000	204,526
Entergy Arkansas 3.70% 6/1/24		20,000	20,807
Great Plains Energy
4.85% 6/1/21		30,000	33,201
5.292% 6/15/22		65,000	74,423

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Indiana Michigan Power 3.20% 3/15/23	15,000	$14,919
Ipalco Enterprises 5.00% 5/1/18	45,000	48,263
ITC Holdings 3.65% 6/15/24	20,000	19,973
LG&E & KU Energy
3.75% 11/15/20	60,000	63,574
4.375% 10/1/21	115,000	123,355
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,325
NextEra Energy Capital Holdings
2.40% 9/15/19	70,000	70,463
3.625% 6/15/23	25,000	25,255
NV Energy 6.25% 11/15/20	65,000	76,813
Pennsylvania Electric 5.20% 4/1/20	55,000	60,990
Public Service of Oklahoma 5.15% 12/1/19	75,000	84,701

		1,362,642

Electronic Equipment, Instruments & Components–0.06%
Thermo Fisher Scientific
2.40% 2/1/19	60,000	60,676
4.15% 2/1/24	85,000	89,065

		149,741

Energy Equipment & Services–0.07%
Bristow Group 6.25% 10/15/22	35,000	37,756
#Drill Rigs Holdings 144A 6.50% 10/1/17	45,000	46,237
Exterran Partners 6.00% 4/1/21	15,000	15,225
Hercules Offshore
#144A 6.75% 4/1/22	15,000	14,306
#144A 8.75% 7/15/21	15,000	15,937
Key Energy Services 6.75% 3/1/21	40,000	41,800

		171,261

Food Products–0.02%
Smithfield Foods 6.625% 8/15/22	40,000	44,000

		44,000

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	40,000	44,500

		44,500

Health Care Equipment & Supplies–0.21%
Alere 7.25% 7/1/18	10,000	10,950
Boston Scientific
2.65% 10/1/18	30,000	30,698
6.00% 1/15/20	80,000	93,112
CareFusion 6.375% 8/1/19	75,000	87,905

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
#Crimson Merger 144A 6.625% 5/15/22	50,000	$49,687
Kinetic Concepts 10.50% 11/1/18	35,000	39,637
Zimmer Holdings
3.375% 11/30/21	90,000	91,863
4.625% 11/30/19	125,000	138,465

		542,317

Health Care Providers & Services–0.31%
Air Medical Group Holdings 9.25% 11/1/18	27,000	28,890
Community Health Systems
#144A 6.875% 2/1/22	25,000	26,625
8.00% 11/15/19	20,000	21,950
DaVita Healthcare Partners 5.125% 7/15/24	90,000	90,731
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	44,400
HCA 5.00% 3/15/24	160,000	162,611
HCA Holdings 6.25% 2/15/21	33,000	35,516
Highmark
#144A 4.75% 5/15/21	40,000	40,428
#144A 6.125% 5/15/41	20,000	19,586
McKesson 3.796% 3/15/24	135,000	138,288
#Milacron 144A 7.75% 2/15/21	30,000	33,000
Quest Diagnostics 2.70% 4/1/19	30,000	30,415
Tenet Healthcare
6.00% 10/1/20	93,000	101,137
8.00% 8/1/20	15,000	16,294

		789,871

Hotels, Restaurants & Leisure–0.17%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	35,000	35,591
International Game Technology 5.35% 10/15/23	90,000	94,459
#Landry’s 144A 9.375% 5/1/20	20,000	22,100
Marriott International 3.375% 10/15/20	40,000	41,529
MGM Resorts International 11.375% 3/1/18	40,000	52,100
#PF Chang’s China Bistro 144A 10.25% 6/30/20	15,000	15,375
Pinnacle Entertainment
7.50% 4/15/21	40,000	43,200
8.75% 5/15/20	5,000	5,475
Wyndham Worldwide 5.625% 3/1/21	55,000	62,076
Wynn Las Vegas #144A 4.25% 5/30/23	30,000	29,175

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas (continued)
5.375% 3/15/22	25,000	$26,156

		427,236

Household Durables–0.04%
#Allegion US Holding 144A 5.75% 10/1/21	65,000	68,737
Standard Pacific 10.75% 9/15/16	35,000	41,606

		110,343

Independent Power Producers & Energy Traders–0.11%
AES
5.50% 3/15/24	85,000	87,337
7.375% 7/1/21	10,000	11,750
#Calpine 144A 6.00% 1/15/22	70,000	75,775
Exelon Generation 4.25% 6/15/22	95,000	99,362
#NRG Energy 144A 6.25% 5/1/24	20,000	20,925

		295,149

Industrial Conglomerates–0.02%
#Gates Global 144A 6.00% 7/15/22	45,000	45,225

		45,225

Insurance–0.36%
•Allstate 5.75% 8/15/53	55,000	59,176
American International Group 4.125% 2/15/24	85,000	89,652
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	56,726
•Chubb 6.375% 3/29/67	85,000	94,881
#Five Corners Funding Trust 144A 4.419% 11/15/23	100,000	105,636
#Hockey Merger 144A 7.875% 10/1/21	45,000	48,431
•ING US 5.65% 5/15/53	35,000	35,787
#Liberty Mutual Group 144A 4.95% 5/1/22	20,000	21,911
MetLife
3.60% 4/10/24	100,000	102,056
6.817% 8/15/18	40,000	47,857
#Onex USI Acquisition 144A 7.75% 1/15/21	10,000	10,325
Prudential Financial
3.875% 1/14/15	30,000	30,560
•5.625% 6/15/43	20,000	21,494
•5.875% 9/15/42	55,000	60,019
6.00% 12/1/17	55,000	63,028
•XL Group 6.50% 12/31/49	65,000	64,350

		911,889

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet & Catalog Retail–0.03%
#Netflix 144A 5.75% 3/1/24	65,000	$68,250

		68,250

Internet Software & Services–0.17%
Amazon.com 2.50% 11/29/22	45,000	42,643
Baidu 3.25% 8/6/18	200,000	207,133
eBay 4.00% 7/15/42	30,000	26,920
Equinix
4.875% 4/1/20	23,000	23,690
5.375% 4/1/23	52,000	53,430
Zayo Group 10.125% 7/1/20	70,000	81,287

		435,103

IT Services–0.09%
First Data
11.25% 1/15/21	75,000	87,750
11.75% 8/15/21	30,000	35,737
International Business Machines 3.625% 2/12/24	100,000	102,813
Xerox 6.35% 5/15/18	5,000	5,815

		232,115

Machinery–0.14%
Caterpillar 3.40% 5/15/24	110,000	111,480
Crane
2.75% 12/15/18	15,000	15,358
4.45% 12/15/23	60,000	63,239
Ingersoll-Rand Global Holding 4.25% 6/15/23	120,000	126,475
LSB Industries 7.75% 8/1/19	10,000	10,750
Meritor 6.75% 6/15/21	25,000	27,015

		354,317

Media–0.62%
CCO Holdings 5.25% 9/30/22	25,000	25,469
#Cequel Communications Holdings I 144A 6.375% 9/15/20	55,000	58,713
#Columbus International 144A 7.375% 3/30/21	200,000	216,250
CSC Holdings
#144A 5.25% 6/1/24	65,000	64,106
6.75% 11/15/21	20,000	22,075
DIRECTV Holdings 4.45% 4/1/24	130,000	138,116
DISH DBS
5.00% 3/15/23	50,000	51,063
5.875% 7/15/22	40,000	43,500
7.875% 9/1/19	20,000	23,800
Gray Television 7.50% 10/1/20	45,000	48,713
Historic TW 6.875% 6/15/18	175,000	208,850
Interpublic Group 4.20% 4/15/24	20,000	20,679

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Lamar Media 5.00% 5/1/23	35,000	$35,394
#MDC Partners 144A 6.75% 4/1/20	35,000	37,100
#Myriad International Holdings 144A 6.375% 7/28/17	100,000	110,750
#Nielsen Luxembourg 144A 5.50% 10/1/21	30,000	31,125
#SES Global Americas Holdings 144A 5.30% 3/25/44	90,000	96,413
Sinclair Television Group
5.375% 4/1/21	45,000	45,506
6.125% 10/1/22	15,000	15,750
Time Warner Cable 8.25% 4/1/19	108,000	136,989
#Univision Communications 144A 5.125% 5/15/23	75,000	79,781
Viacom
4.375% 3/15/43	25,000	23,298
5.25% 4/1/44	50,000	53,024

		1,586,464

Metals & Mining–0.20%
AK Steel 7.625% 5/15/20	25,000	25,875
ArcelorMittal 10.35% 6/1/19	145,000	186,325
#FMG Resources August 2006 144A 6.875% 4/1/22	136,000	146,370
Novelis 8.75% 12/15/20	50,000	55,750
Rio Tinto Finance USA 3.50% 11/2/20	20,000	20,955
Ryerson
9.00% 10/15/17	25,000	26,813
11.25% 10/15/18	10,000	11,200
#Yamana Gold 144A 4.95% 7/15/24	40,000	40,342

		513,630

Multiline Retail–0.02%
Target
2.30% 6/26/19	30,000	30,254
3.50% 7/1/24	35,000	35,469

		65,723

Multi-Utilities–0.33%
Ameren Illinois 9.75% 11/15/18	263,000	347,283
CMS Energy 6.25% 2/1/20	60,000	71,301
•Integrys Energy Group 6.11% 12/1/66	85,000	87,386
NiSource Finance 6.125% 3/1/22	45,000	53,270
Puget Energy 6.00% 9/1/21	35,000	41,309
SCANA 4.125% 2/1/22	60,000	62,838

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Wisconsin Energy 6.25% 5/15/67	165,000	$170,474

		833,861

Oil, Gas & Consumable Fuels–1.43%
Chaparral Energy 7.625% 11/15/22	10,000	10,850
Chesapeake Energy 5.75% 3/15/23	105,000	117,201
Cimarex Energy 4.375% 6/1/24	30,000	30,637
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	205,478
Continental Resources
4.50% 4/15/23	120,000	128,410
#144A 4.90% 6/1/44	40,000	41,495
Ecopetrol 5.875% 5/28/45	30,000	31,178
El Paso Pipeline Partners Operating 4.30% 5/1/24	115,000	116,396
•Enbridge Energy Partners 8.05% 10/1/37	125,000	141,437
Energy Transfer Partners
5.95% 10/1/43	100,000	113,650
9.70% 3/15/19	65,000	85,284
Energy XXI Gulf Coast
#144A 6.875% 3/15/24	45,000	46,013
7.50% 12/15/21	30,000	32,250
EnLink Midstream Partners 4.40% 4/1/24	95,000	99,884
•Enterprise Products Operating 7.034% 1/15/68	130,000	148,500
Halcon Resources 8.875% 5/15/21	40,000	43,200
#KazMunayGas National JSC 144A 9.125% 7/2/18	100,000	120,860
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	147,534
Laredo Petroleum 7.375% 5/1/22	50,000	56,125
Midstates Petroleum 9.25% 6/1/21	55,000	60,637
Murphy Oil USA 6.00% 8/15/23	60,000	63,450
Newfield Exploration 5.625% 7/1/24	45,000	49,613
#Oasis Petroleum 144A 6.875% 3/15/22	45,000	49,275
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	111,500
PDC Energy 7.75% 10/15/22	15,000	16,800
Petrobras Global Finance
4.875% 3/17/20	70,000	72,072
6.25% 3/17/24	25,000	26,673

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance 5.375% 1/27/21	28,000	$29,322
Petrohawk Energy 7.25% 8/15/18	115,000	120,463
Petroleos de Venezuela 9.00% 11/17/21	50,000	42,745
Petroleos Mexicanos 6.50% 6/2/41	25,000	29,187
Plains All American Pipeline 8.75% 5/1/19	120,000	154,650
Plains Exploration & Production 6.50% 11/15/20	35,000	39,244
Pride International 6.875% 8/15/20	210,000	255,508
#Samson Investment 144A 10.75% 2/15/20	55,000	58,231
SandRidge Energy 8.125% 10/15/22	85,000	94,031
Statoil 2.90% 11/8/20	35,000	36,036
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	29,648
Talisman Energy 5.50% 5/15/42	90,000	97,942
•TransCanada PipeLines 6.35% 5/15/67	130,000	135,687
Williams 4.55% 6/24/24	40,000	40,477
Williams Partners
3.90% 1/15/25	50,000	50,339
7.25% 2/1/17	95,000	108,644
#Woodside Finance 144A 8.75% 3/1/19	105,000	133,371
#YPF 144A 8.75% 4/4/24	34,000	35,612

		3,657,539

Paper & Forest Products–0.10%
Fibria Overseas Finance 5.25% 5/12/24	35,000	34,913
Georgia-Pacific 8.00% 1/15/24	125,000	168,855
International Paper 6.00% 11/15/41	40,000	47,305

		251,073

Pharmaceuticals–0.18%
Actavis Funding
#144A 3.85% 6/15/24	85,000	86,095
#144A 4.85% 6/15/44	25,000	25,335
Express Scripts Holding
2.25% 6/15/19	40,000	39,879
3.50% 6/15/24	105,000	104,117
#Salix Pharmaceuticals 144A 6.00% 1/15/21	60,000	64,500

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Valeant Pharmaceuticals International 144A 5.625% 12/1/21	15,000	$15,469
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	25,000	26,656
Zoetis 3.25% 2/1/23	90,000	89,193

		451,244

Real Estate Investment Trusts–0.39%
Alexandria Real Estate Equities 3.90% 6/15/23	80,000	79,813
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,936
#144A 3.07% 3/15/23	55,000	54,468
CBL & Associates 5.25% 12/1/23	40,000	42,725
Corporate Office Properties
3.60% 5/15/23	40,000	38,320
5.25% 2/15/24	40,000	42,933
DDR
4.625% 7/15/22	25,000	26,795
4.75% 4/15/18	65,000	70,803
7.50% 4/1/17	10,000	11,546
7.875% 9/1/20	85,000	107,692
Duke Realty 3.625% 4/15/23	30,000	29,807
Excel Trust 4.625% 5/15/24	25,000	25,474
Healthcare Trust of America Holdings 3.375% 7/15/21	25,000	25,052
Host Hotels & Resorts
3.75% 10/15/23	45,000	44,681
4.75% 3/1/23	65,000	69,405
5.875% 6/15/19	30,000	32,240
Regency Centers 4.80% 4/15/21	95,000	104,679
#WEA Finance 144A 4.625% 5/10/21	60,000	68,923
Weyerhaeuser 4.625% 9/15/23	105,000	113,865

		1,009,157

Real Estate Management & Development–0.01%
WP Carey 4.60% 4/1/24	35,000	36,445

		36,445

Road & Rail–0.02%
Norfolk Southern
3.85% 1/15/24	40,000	41,712
4.80% 8/15/43	15,000	16,022

		57,734

Semiconductors & Semiconductor Equipment–0.07%
National Semiconductor 6.60% 6/15/17	165,000	191,130

		191,130

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.14%
#Activision Blizzard 144A 6.125% 9/15/23	50,000	$55,125
#BMC Software Finance 144A 8.125% 7/15/21	105,000	108,544
#MTS International Funding 144A 8.625% 6/22/20	100,000	118,790
Oracle
3.40% 7/8/24	30,000	29,932
4.30% 7/8/34	40,000	39,984

		352,375

Specialty Retail–0.11%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	45,000	45,225
QVC 4.375% 3/15/23	85,000	86,498
Sally Holdings 5.75% 6/1/22	30,000	32,100
Signet UK Finance 4.70% 6/15/24	115,000	117,086

		280,909

Textiles, Apparel & Luxury Goods–0.02%
Levi Strauss 6.875% 5/1/22	40,000	44,300

		44,300

Wireless Telecommunication Services–0.20%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	232,272
Sprint
#144A 7.125% 6/15/24	75,000	79,687
#144A 7.25% 9/15/21	60,000	66,375
#144A 7.875% 9/15/23	20,000	22,300
Sprint Capital 6.90% 5/1/19	45,000	49,837
T-Mobile USA 6.125% 1/15/22	60,000	63,900

		514,371

Total Corporate Bonds (Cost $24,768,993)		26,147,375

MUNICIPAL BONDS–0.10%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	20,000	21,694
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	45,000	32,856
Series A-1 5.75% 6/1/47	50,000	39,766
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	10,000	10,543
Series AA 5.00% 6/15/44	25,000	26,441
New York City, New York Series I 5.00% 8/1/22	20,000	23,814
New York City, New York Water & Sewer System Series BB 5.00% 6/15/47	10,000	10,890

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York State Thruway Authority Series A 5.00% 5/1/19	25,000	$29,060
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	30,386
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	24,012

Total Municipal Bonds (Cost $238,849)		249,462

NON-AGENCY ASSET-BACKED SECURITIES–0.38%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	109,329
•Ally Master Owner Trust Series 2013-2 A 0.602% 4/15/18	100,000	100,181
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	100,000	99,960
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	104,724
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,946
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	100,717
Citibank Credit Card Issuance Trust Series 2014-A5 A5 2.68% 6/7/23	100,000	100,352
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	100,035
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15	150,000	151,582

Total Non-Agency Asset-Backed Securities (Cost $965,252)		966,826

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.09%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	4,268	4,409
Series 2005-6 7A1 5.50% 7/25/20	3,840	3,916
•ChaseFlex Trust Series 2006-1 A4 5.137% 6/25/36	100,000	86,632
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	33,978	34,051
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.415% 1/25/36	21,108	19,429

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	33,487	$33,488
•Series 2007-A1 7A4 2.604% 7/25/35	21,116	19,069
•MASTR ARM Trust Series 2006-2 4A1 2.629% 2/25/36	6,208	6,141
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	19,618	20,034

Total Non-Agency Collateralized Mortgage Obligations (Cost $187,170)		227,169

«SENIOR SECURED LOANS–2.00%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	118,650	119,173
Allegion US Holding Tranche B 3.00% 12/26/20	144,275	143,974
ARAMARK Tranche E 3.25% 9/7/19	69,825	69,467
Azure Midstream Tranche B 6.50% 10/21/18	49,367	49,861
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	134,150	134,536
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	91,456	92,199
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	45,000	44,979
Calpine Construction Finance Tranche B 3.00% 5/1/20	143,550	141,247
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	9,873	9,916
Clear Channel Communications Tranche B 3.65% 1/29/16	285,000	283,456
Community Health Systems Tranche D 4.25% 1/27/21	89,993	90,684
Community Health Systems Tranche E 3.25% 1/25/17	24,432	24,530
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	58,322	58,407
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	44,663	45,388
Emdeon 1st Lien 3.75% 11/2/18	72,795	72,954
First Data Tranche B 1st Lien 4.00% 3/24/21	225,450	226,013
HCA Tranche B5 1st Lien 2.75% 3/31/17	117,115	117,481
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	266,400	266,340

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Huntsman International Tranche B 3.75% 10/11/20	190,000	$190,297
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	63,540	63,841
Immucor Tranche B2 5.00% 8/19/18	78,493	78,898
Infor US Tranche B5 1st Lien 3.75% 6/3/20	181,148	180,421
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	134,296	134,548
KIK Custom Products 1st Lien 5.50% 5/17/19	497,492	497,958
Landry’s Tranche B 4.00% 4/24/18	42,139	42,340
Level 3 Financing Tranche B 4.00% 1/15/20	75,000	75,234
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,150
NEP Tranche B 1st Lien 4.25% 1/22/20	44,888	45,045
Novelis Tranche B 3.75% 3/10/17	47,267	47,377
Nuveen Investments 1st Lien 4.00% 5/13/17	65,000	65,203
Nuveen Investments 2nd Lien 6.50% 2/28/19	230,000	232,540
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	31,500	31,571
Patheon 4.25% 1/23/21	25,000	24,844
Ply Gem Industries 1st Lien 4.00% 1/22/21	119,700	119,775
Remy International Tranche B 1st Lien 4.25% 3/5/20	61,246	61,476
Republic of Angola 6.57% 12/16/23	92,000	92,000
Samson Investment 2nd Lien 5.00% 9/25/18	95,000	95,257
Scientific Games International 4.25% 5/22/20	69,650	69,155
Sensus USA 2nd Lien 8.50% 4/13/18	80,000	80,667
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	27,580	27,692
Sprouts Farmers 4.00% 4/12/20	61,158	61,324
Truven Health Analytics Tranche B 4.50% 5/23/19	14,738	14,646
Univision Communications Tranche C4 4.00% 3/1/20	186,661	186,836
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	54,178	54,441

	Principal Amount°		Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		64,209	$64,258
Wide Open West Finance 4.75% 3/27/19		276,500	277,818
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		214,886	215,558

Total Senior Secured Loans (Cost $5,092,393)			5,126,775

ΔSOVEREIGN BONDS–0.25%
Brazil–0.01%
Brazil Notas Do Tesouro Nacional Series F 10.00% 1/1/25	BRL	39,000	14,759

			14,759

Iceland–0.04%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	110,526

			110,526

Mexico–0.03%
Mexican Bonos
6.50% 6/10/21	MXN	176,000	14,598
6.50% 6/9/22	MXN	673,000	55,258
7.75% 5/29/31	MXN	105,000	9,274

			79,130

Panama–0.03%
Panama Government International Bond 8.875% 9/30/27		44,000	63,250

			63,250

Republic of Korea–0.03%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	76,705,117	73,310

			73,310

Romania–0.01%
#Romanian Government International Bond 144A 4.875% 1/22/24		32,000	34,200

			34,200

South Africa–0.00%
South Africa Government Bond 8.00% 12/21/18	ZAR	100,000	9,560

			9,560

Sri Lanka–0.08%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	211,000

			211,000

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden–0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	150,000	$22,053

			22,053

Uruguay–0.01%
Uruguay Government International Bond 5.10% 6/18/50		35,000	34,650

			34,650

Total Sovereign Bonds (Cost $623,712)			652,438

SUPRANATIONAL BANKS–0.02%
Inter-American Development Bank 7.25% 7/17/17	IDR	170,000,000	14,304
International Bank for Reconstruction & Development
1.375% 6/23/19	SEK	90,000	13,530
4.625% 2/26/19	NZD	13,000	11,348

Total Supranational Banks (Cost $38,877)			39,182

U.S. TREASURY OBLIGATIONS–1.20%
U.S. Treasury Bonds 3.625% 2/15/44		1,775,000	1,873,457
U.S. Treasury Notes
1.50% 5/31/19		125,000	124,380
2.50% 5/15/24		1,070,000	1,068,579

Total U.S. Treasury Obligations (Cost $3,011,807)			3,066,416

	Number of Shares
MONEY MARKET FUND–0.06%
Dreyfus Treasury & Agency Cash Management - Institutional Shares		142,635	142,635

Total Money Market Fund (Cost $142,635)			142,635

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–2.52%
≠Discounted Commercial Paper–2.52%
Abbey National North America 0.001% 7/1/14	6,445,000	$6,445,000

Total Short-Term Investment (Cost $6,445,000)		6,445,000

TOTAL VALUE OF SECURITIES–101.37% (Cost $185,309,746)	$259,272,511
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.37%)	(3,491,663)

NET ASSETS APPLICABLE TO 15,508,948 SHARES OUTSTANDING–100.00%	$255,780,848

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($225,233,674 / 13,653,737 Shares)	$16.496

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($30,547,174 / 1,855,211 Shares)	$16.466

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$181,676,601
Undistributed net investment income	3,378,448
Accumulated net realized loss on investments	(3,181,288)
Net unrealized appreciation of investments and derivatives.	73,907,087

Total net assets	$255,780,848

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $10,053,974, which represents 3.93% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Of this amount, $363,226 pledged as collateral for futures contracts, $5,657,800 for securities purchased and $1,405,877 for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $3,117,909, which represents 1.22% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $399,949, which represents 0.16% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts, and swap contract were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(31,636)	USD	29,000	7/11/14	$ (646)
BAML	EUR	(12,000)	USD	16,378	7/11/14	(53)
BAML	NZD	(11,578)	USD	10,000	7/11/14	(126)
BCLY	MXN	(256,583)	USD	19,882	7/11/14	125
JPMC	KRW	(60,901,070)	USD	59,342	7/11/14	(809)
TD	JPY	(3,722,223)	USD	36,506	7/11/14	(237)
TD	MXN	(1,829,328)	USD	139,735	7/11/14	(1,129)
						$(2,875)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(26)	E-mini MSCI EAFE Index	$(2,545,712)	$(2,559,570)	9/22/14	$(13,858)
(49)	E-mini MSCI Emerging Markets Index	(2,552,271)	(2,549,715)	9/22/14	2,556
(27)	E-mini S&P 500 Index	(2,603,264)	(2,635,740)	9/22/14	(32,476)
7	U.S. Treasury Long Bonds	965,305	960,312	9/22/14	(4,993)
(11)	U.S. Treasury 5 yr Notes	(1,315,672)	(1,314,070)	10/6/14	1,602
(8)	U.S. Treasury 10 yr Notes	(994,288)	(1,001,375)	9/22/14	(7,086)
		$(9,045,902)			$(54,255)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	CDX.EM.21	$155,000	5.00%	6/20/19	$(2,696)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Delaware Foundation® Aggressive Allocation Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$ 2,950,048
Interest	951,650
Foreign tax withheld	(105,337)

3,796,361

EXPENSES:
Management fees	933,687
Reports and statements to shareholders	43,537
Pricing fees	38,624
Distribution fees-Service Class	36,988
Accounting and administration expenses	30,470
Professional fees	28,773
Custodian fees	17,535
Trustees’ fees and expenses	2,607
Consulting fees	986
Other	1,241

1,134,448
Less management fees waived	(124,492)
Less expenses reimbursed	(64,180)

Total operating expenses	945,776

NET INVESTMENT INCOME	2,850,585

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	7,831,854
Foreign currencies	(29,737)
Foreign currency exchange contracts	(54,445)
Futures contracts	(543,398)
Swap contracts	(6,005)

Net realized gain	7,198,269

Net change in unrealized appreciation (depreciation) of:
Investments	3,617,033
Foreign currencies	18,239
Foreign currency exchange contracts	3,454
Futures contracts	(131,715)
Options written	579
Swap contracts	(3,144)

Net change in unrealized appreciation (depreciation)	3,504,446

NET REALIZED AND UNREALIZED GAIN	10,702,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,553,300

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,850,585	$ 4,155,888
Net realized gain	7,198,269	15,124,824
Net change in unrealized appreciation (depreciation)	3,504,446	25,800,005

Net increase in net assets resulting from operations	13,553,300	45,080,717

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,320,030)
Service Class	—	(378,394)

	—	(3,698,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,110,156	11,783,468
Service Class	3,348,647	6,580,082
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,320,030
Service Class	—	378,394

	8,458,803	22,061,974

Cost of shares redeemed:
Standard Class	(16,368,301)	(33,208,044)
Service Class	(4,653,660)	(9,500,757)

	(21,021,961)	(42,708,801)

Decrease in net assets derived from capital share transactions	(12,563,158)	(20,646,827)

NET INCREASE IN NET ASSETS	990,142	20,735,466
NET ASSETS:
Beginning of period	254,790,706	234,055,240

End of period	$255,780,848	$254,790,706

Undistributed net investment income	$ 3,378,448	$ 527,863

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation®Aggressive Allocation Fund–30

LVIP Delaware Foundation® Aggressive Allocation Fund Financial Highlights[1]

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09[3]

Net asset value, beginning of period	$15.629	$13.195	$11.855	$12.376	$11.303	$8.695

Income (loss) from investment operations:
Net investment income[4]	0.181	0.250	0.254	0.255	0.257	0.200
Net realized and unrealized gain (loss)	0.686	2.418	1.318	(0.508)	1.138	2.575

Total from investment operations	0.867	2.668	1.572	(0.253)	1.395	2.775

Less dividends and distributions from:
Net investment income	—	(0.234)	(0.232)	(0.268)	(0.322)	(0.167)

Total dividends and distributions	—	(0.234)	(0.232)	(0.268)	(0.322)	(0.167)

Net asset value, end of period	$16.496	$15.629	$13.195	$11.855	$12.376	$11.303

Total return[5]	5.55%	20.24%	13.29%	(2.03%)	12.48%	31.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$225,234	$224,511	$206,140	$229,418	$257,945	$246,994
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.88%	0.90%	0.91%	0.89%	0.93%	0.93%
Ratio of net investment income to average net assets	2.32%	1.72%	2.00%	2.04%	2.23%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.17%	1.55%	1.82%	1.88%	2.03%	1.93%
Portfolio turnover	27%	70%	76%	81%	95%	185%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–31

LVIP Delaware Foundation® Aggressive Allocation Fund Financial Highlights[1] (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09[3]

Net asset value, beginning of period	$15.620	$13.190	$11.851	$12.371	$11.300	$8.696

Income (loss) from investment operations:
Net investment income[4]	0.162	0.213	0.222	0.223	0.228	0.176
Net realized and unrealized gain (loss)	0.684	2.415	1.317	(0.506)	1.136	2.573

Total from investment operations	0.846	2.628	1.539	(0.283)	1.364	2.749

Less dividends and distributions from:
Net investment income	—	(0.198)	(0.200)	(0.237)	(0.293)	(0.145)

Total dividends and distributions	—	(0.198)	(0.200)	(0.237)	(0.293)	(0.145)

Net asset value, end of period	$16.466	$15.620	$13.190	$11.851	$12.371	$11.300

Total return[5]	5.42%	19.94%	13.01%	(2.27%)	12.21%	31.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,547	$30,280	$27,915	$29,114	$36,213	$41,423
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.13%	1.15%	1.16%	1.14%	1.18%	1.18%
Ratio of net investment income to average net assets	2.07%	1.47%	1.75%	1.79%	1.98%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.92%	1.30%	1.57%	1.63%	1.78%	1.68%
Portfolio turnover	27%	70%	76%	81%	95%	185%

[1]

Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Aggressive Allocation Fund–32

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Aggressive Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

LVIP Delaware Foundation® Aggressive Allocation Fund–33

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisers (DIFA), a series of the Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets to DIFA for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to:

Administrative fees	$5,410
Legal fees	1,403

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Delaware Foundation® Aggressive Allocation Fund–34

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2014, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$11,449
Management fees payable to LIAC	136,999
Distribution fees payable to LFD	6,269

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$52,547,923
Purchases of U.S. government securities	13,679,288
Sales other than U.S. government securities	64,050,424
Sales of U.S. government securities	11,042,066

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,504,474

Aggregate unrealized appreciation	$78,564,034
Aggregate unrealized depreciation	(6,795,998)

Net unrealized appreciation	$71,768,036

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, will expire as follows: $8,001,824 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, where as before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.

LVIP Delaware Foundation® Aggressive Allocation Fund–35

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

3. Investments (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage- Backed Securities	$—	$11,017,258	$173,154	$11,190,412
Common Stock	180,923,195	522,020	—	181,445,215
Corporate Debt	—	31,905,596	92,000	31,997,596
Foreign Debt	—	691,620	—	691,620
Investment Companies	23,655,660	—	—	23,655,660
Municipal Bonds	—	249,462	—	249,462
U.S. Treasury Obligations	—	3,066,416	—	3,066,416
Short-Term Investments	—	6,445,000	—	6,445,000
Preferred Stock	290,404	98,091	—	388,495
Money Market Fund	142,635	—	—	142,635

Total	$205,011,894	$53,995,463	$265,154	$259,272,511

Futures Contracts	$(54,255)	$—	$—	$(54,255)

Foreign Currency Exchange Contracts	$—	$(2,875)	$—	$(2,875)

Swap Contracts	$—	$(2,696)	$—	$(2,696)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	324,893	822,206
Service Class	212,970	455,896

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	213,369
Service Class	—	24,333

	537,863	1,515,804

Shares redeemed:
Standard Class	(1,035,800)	(2,293,490)
Service Class	(296,275)	(658,157)

	(1,332,075)	(2,951,647)

Net decrease	(794,212)	(1,435,843)

5. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of June 30, 2014, there were no unfunded loan commitments.

LVIP Delaware Foundation® Aggressive Allocation Fund–36

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

6. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

There were no transactions in options written during the six months ended June 30, 2014.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized

LVIP Delaware Foundation® Aggressive Allocation Fund–37

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

6. Derivatives (continued)

appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2014.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2014, net unrealized depreciation of CDS contracts was $2,696. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2014, the Fund would have received $155,000, less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets. No swap contracts were outstanding at June 30, 2014.

LVIP Delaware Foundation® Aggressive Allocation Fund–38

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

6. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$125	Liabilities net of receivables and other assets	$(3,000)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	4,158	Liabilities net of receivables and other assets	(58,413)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,696)

Total		$4,283		$(64,109)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (54,445)	$ 3,454
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(633,557)	—
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	90,159	(131,715)
Interest rate contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	—	579
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(6,005)	(3,144)

Total		$(603,848)	$(130,826)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	734,858	USD	1,184,443
Futures contracts (average notional value)		2,902,879		6,648,540
Options contracts (average notional value)		87		—
CDS contracts (average notional value)*	EUR	9,600	EUR	—
CDS contracts (average notional value)*	USD	141,560	USD	—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Delaware Foundation® Aggressive Allocation Fund–39

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

6. Derivatives (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign Currency Exchange Contracts	$125	$—	$ 125
Futures Contracts - Variation Margin[1]	5,920	—	5,920

Total	$6,045	$—	$ 6,045

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Barclays Bank	$125	$—	$—	$125
JPMorgan Chase Bank	5,920	—	—	5,920

Total	$6,045	$—	$—	$6,045

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Amount	Net Amount of Liabilities
Credit Default Swaps	$(2,696)	$—	$(2,696)
Foreign Currency Exchange Contracts	(3,000)	—	(5,696)

Total	$(5,696)	$—	$(5,696)

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Bank of America Merrill Lynch	$(825)	$—	$—	$(825)
JPMorgan Chase Bank	(809)	—	—	(809)
Morgan Stanley Capital.	(2,696)	—	—	(2,696)
Toronto Dominion Bank	(1,366)	—	—	(1,366)

Total	$(5,696)	$—	$—	$(5,696)

1Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

3Net amount represents the net amount payable due to the counterparty in the event of default.

7. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Delaware Foundation® Aggressive Allocation Fund–40

LVIP Delaware Foundation® Aggressive Allocation Fund Notes to Financial Statements (continued)

7. Credit and Market Risk (continued)

the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Aggressive Allocation Fund–41

LVIP Delaware Foundation® Conservative Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Foundation®

Conservative Allocation Fund

LVIP Delaware Foundation® Conservative Allocation Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual

Standard Class Shares	$1,000.00	$1,053.20	0.73%	$3.72

Service Class Shares	1,000.00	1,051.80	0.98%	4.99

Hypothetical (5% return before expenses)

Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66

Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	34.86%
U.S. Markets	21.79%
Aerospace & Defense	0.62%
Air Freight & Logistics	0.08%
Auto Components	0.27%
Automobiles	0.05%
Banks	0.72%
Beverages	0.10%
Biotechnology	0.72%
Building Products	0.03%
Capital Markets	0.49%
Chemicals	0.39%
Commercial Services & Supplies	0.33%
Communications Equipment	0.76%
Construction & Engineering	0.07%
Consumer Finance	0.06%
Containers & Packaging	0.04%
Diversified Financial Services	0.34%
Diversified Telecommunication Services	0.52%
Electric Utilities	0.30%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.41%
Food & Staples Retailing	0.68%
Food Products	0.68%
Health Care Equipment & Supplies	0.32%
Health Care Providers & Services	0.58%
Hotels, Restaurants & Leisure	0.26%
Household Products	0.13%
Industrial Conglomerates	0.09%
Insurance	0.82%
Internet & Catalog Retail	0.58%
Internet Software & Services	1.16%
IT Services	1.21%
Life Sciences Tools & Services	0.06%
Machinery	0.20%
Media	0.11%
Metals & Mining	0.06%
Multiline Retail	0.09%
Multi-Utilities	0.10%
Oil, Gas & Consumable Fuels	1.80%
Paper & Forest Products	0.06%
Personal Products	0.05%
Pharmaceuticals	1.44%
Professional Services	0.08%
Real Estate Investment Trusts	1.85%
Road & Rail	0.12%
Semiconductors & Semiconductor Equipment	0.66%
Software	1.09%

Security Type/Sector	Percentage of Net Assets
Specialty Retail	0.61%
Technology Hardware, Storage & Peripherals	0.20%
Textiles, Apparel & Luxury Goods	0.25%
Trading Companies & Distributors	0.03%
Developed Markets	7.46%
Air Freight & Logistics	0.20%
Airlines	0.16%
Automobiles	0.41%
Banks	0.88%
Beverages	0.29%
Chemicals	0.12%
Construction & Engineering	0.21%
Construction Materials	0.14%
Containers & Packaging	0.16%
Diversified Telecommunication Services	0.27%
Energy Equipment & Services	0.33%
Food & Staples Retailing	0.13%
Food Products	0.23%
Household Durables	0.11%
Industrial Conglomerates	0.17%
Insurance	0.22%
IT Services	0.29%
Life Sciences Tools & Services	0.03%
Media	0.17%
Metals & Mining	0.28%
Multiline Retail	0.06%
Multi-Utilities	0.08%
Oil, Gas & Consumable Fuels	0.14%
Pharmaceuticals	1.32%
Professional Services	0.21%
Road & Rail	0.15%
Specialty Retail	0.18%
Textiles, Apparel & Luxury Goods	0.28%
Trading Companies & Distributors	0.19%
Wireless Telecommunication Services	0.05%
Emerging Markets	5.61%
Airlines	0.04%
Automobiles	0.09%
Banks	0.66%
Beverages	0.27%
Building Products	0.17%
Chemicals	0.07%
Construction & Engineering	0.03%
Construction Materials	0.29%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.25%
Electronic Equipment, Instruments & Components	0.17%
Food & Staples Retailing	0.09%
Food Products	0.29%

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Hotels, Restaurants & Leisure	0.04%
Household Durables	0.04%
Insurance	0.05%
Internet Software & Services	0.29%
IT Services	0.02%
Media	0.13%
Metals & Mining	0.16%
Multiline Retail	0.03%
Oil, Gas & Consumable Fuels	0.88%
Paper & Forest Products	0.08%
Personal Products	0.06%
Real Estate Management & Development	0.05%
Road & Rail	0.02%
Semiconductors & Semiconductor Equipment	0.52%
Transportation Infrastructure	0.02%
Wireless Telecommunication Services	0.76%
Convertible Preferred Stock	0.27%
Exchange-Traded Funds	5.50%
Preferred Stock	0.24%
Agency Collateralized Mortgage Obligations	0.72%
Agency Mortgage-Backed Securities	8.76%
Commercial Mortgage-Backed Securities	1.83%
Convertible Bonds	1.03%
Corporate Bonds	34.14%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.07%
Airlines	0.02%
Auto Components	0.43%
Automobiles	0.21%
Beverages	0.15%
Biotechnology	0.51%
Building Products	0.08%
Capital Markets	0.52%
Chemicals	1.36%
Commercial Banks	3.47%
Commercial Services & Supplies	0.77%
Communications Equipment	0.03%
Computers & Peripherals	0.37%
Construction & Engineering	0.24%
Construction Materials	0.29%
Consumer Finance	0.18%
Containers & Packaging	0.62%
Diversified Consumer Services	0.15%
Diversified Financial Services	2.30%
Diversified Telecommunication Services	2.01%
Electric Utilities	1.94%
Electronic Equipment, Instruments & Components	0.19%
Energy Equipment & Services	0.22%
Food Products	0.34%
Gas Utilities	0.07%
Health Care Equipment & Supplies	0.61%

Security Type/Sector	Percentage of Net Assets
Health Care Providers & Services	0.96%
Hotels, Restaurants & Leisure	0.55%
Household Durables	0.06%
Household Products	0.03%
Independent Power Producers & Energy Traders	0.39%
Industrial Conglomerates	0.06%
Insurance	1.13%
Internet & Catalog Retail	0.09%
Internet Software & Services	0.52%
IT Services	0.21%
Machinery	0.38%
Media	1.95%
Metals & Mining	0.80%
Multiline Retail	0.08%
Multi-Utilities	0.90%
Oil, Gas & Consumable Fuels	4.51%
Paper & Forest Products	0.25%
Pharmaceuticals	0.56%
Real Estate Investment Trusts	1.22%
Real Estate Management & Development	0.05%
Road & Rail	0.22%
Semiconductors & Semiconductor Equipment	0.38%
Software	0.34%
Specialty Retail	0.34%
Textiles, Apparel & Luxury Goods	0.07%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	0.77%
Municipal Bonds	0.46%
Non-Agency Asset-Backed Securities	0.67%
Non-Agency Collateralized Mortgage Obligations	0.26%
Senior Secured Loans	6.08%
Sovereign Bonds	0.73%
Supranational Banks	0.15%
U.S. Treasury Obligations	2.56%
Money Market Fund	0.04%
Short-Term Investments	5.28%
Total Value of Securities	103.58%
Liabilities Net of Receivables and Other Assets	(3.58%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	0.47%
Celgene	0.46%
Microsoft	0.44%
EOG Resources	0.44%
QUALCOMM	0.42%
Visa Class A	0.37%
Walgreen	0.37%
MasterCard Class A	0.35%
Allergan	0.34%
Crown Castle International	0.31%
Total	3.97%
Geography	Percentage of Net Assets
Argentina	0.13%
Australia	0.60%
Austria	0.20%
Barbados	0.06%
Bermuda	0.03%
Brazil	1.17%
British Virgin Islands	0.20%
Canada	1.19%
Cayman Islands	0.55%
Chile	0.18%
China	1.13%
Colombia	0.40%
Costa Rica	0.18%
Cyprus	0.06%
Denmark	0.37%
France	1.79%
Germany	0.51%
Hong Kong	0.43%
Iceland	0.06%
India	0.56%
Indonesia	0.15%

Geography	Percentage of Net Assets
Ireland	0.58%
Israel	0.47%
Italy	0.47%
Ivory Coast	0.08%
Jamaica	0.13%
Japan	1.40%
Kazakhstan	0.14%
Kenya	0.06%
Luxembourg	1.19%
Malaysia	0.04%
Mexico	0.99%
Morocco	0.12%
Netherlands	0.97%
Norway	0.20%
Pakistan	0.06%
Panama	0.14%
Peru	0.06%
Poland	0.06%
Republic of Korea	1.47%
Romania	0.04%
Russia	0.39%
Singapore	0.09%
South Africa	0.36%
Spain	0.14%
Sri Lanka	0.06%
Sweden	0.34%
Switzerland	0.75%
Taiwan	0.40%
Thailand	0.23%
Turkey	0.28%
United Arab Emirates	0.03%
United Kingdom	1.88%
United States	74.59%
Uruguay	0.04%
Venezuela	0.06%
Total	98.26%

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–34.86%
U.S. MARKETS–21.79%
Aerospace & Defense–0.62%
†Esterline Technologies	1,170	$134,690
Honeywell International	1,900	176,605
†KEYW Holding	6,000	75,420
Lockheed Martin	950	152,693
Northrop Grumman	5,700	681,891
Raytheon	7,100	654,975
Rockwell Collins	700	54,698
United Technologies	2,000	230,900

		2,161,872

Air Freight & Logistics–0.08%
FedEx	1,250	189,225
†XPO Logistics	3,160	90,439

		279,664

Auto Components–0.27%
Borg Warner	1,150	74,969
Johnson Controls	15,100	753,943
†Tenneco	1,940	127,458

		956,370

Automobiles–0.05%
Ford Motor	10,250	176,710

		176,710

Banks–0.72%
BB&T	19,000	749,170
BBCN Bancorp	4,050	64,597
Bryn Mawr Bank	760	22,131
†Capital Bank Financial	1,160	27,388
Cardinal Financial	3,910	72,179
Citigroup	4,500	211,950
City Holding	1,470	66,326
†First NBC Bank Holding	1,820	60,988
Flushing Financial	2,610	53,635
@Independent Bank (Massachusetts)	1,740	66,781
JPMorgan Chase	5,550	319,791
Park National	297	22,928
Prosperity Bancshares	1,420	88,892
Sterling Bancorp	6,090	73,080
Susquehanna Bancshares	6,570	69,379
†Texas Capital Bancshares	1,610	86,859
Webster Financial	2,390	75,381
Wells Fargo	5,550	291,708
†Western Alliance Bancorp	3,260	77,588

		2,500,751

Beverages–0.10%
Coca-Cola	1,750	74,130
PepsiCo	3,200	285,888

		360,018

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–0.72%
†Acorda Therapeutics	2,190	$73,825
†Alkermes	1,900	95,627
†Celgene	18,750	1,610,250
†Cepheid	1,680	80,539
†Gilead Sciences	3,860	320,033
†InterMune	3,020	133,333
†NPS Pharmaceuticals	2,300	76,015
†Spectrum Pharmaceuticals	4,930	40,081
†Vertex Pharmaceuticals	850	80,478

		2,510,181

Building Products–0.03%
AAON	2,870	96,202

		96,202

Capital Markets–0.49%
Ameriprise Financial	1,000	120,000
Bank of New York Mellon	20,800	779,584
BlackRock	450	143,820
Evercore Partners Class A	2,460	141,794
Greenhill	960	47,280
Invesco	3,200	120,800
Raymond James Financial	2,900	147,117
State Street	1,900	127,794
†Stifel Financial	1,580	74,813

		1,703,002

Chemicals–0.39%
Axiall	1,680	79,414
†Chemtura	3,530	92,239
duPont (E.I.) deNemours	12,428	813,288
Eastman Chemical	1,800	157,230
Huntsman	3,400	95,540
Innophos Holdings	990	56,994
†Taminco	3,260	75,828

		1,370,533

Commercial Services & Supplies–0.33%
McGrath RentCorp	2,310	84,893
Republic Services	3,050	115,809
Tetra Tech	2,290	62,975
United Stationers	2,200	91,234
US Ecology	1,590	77,831
Waste Management	15,800	706,734

		1,139,476

Communications Equipment–0.76%
Cisco Systems	33,600	834,960
Motorola Solutions	3,600	239,652
†NETGEAR	1,860	64,672
Plantronics	1,300	62,465

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	18,315	$1,450,548

		2,652,297

Construction & Engineering–0.07%
Granite Construction	2,110	75,918
†MasTec	1,200	36,984
†MYR Group	1,770	44,834
URS	2,050	93,993

		251,729

Consumer Finance–0.06%
Capital One Financial	2,550	210,630

		210,630

Containers & Packaging–0.04%
MeadWestvaco	3,550	157,123

		157,123

Diversified Financial Services–0.34%
CME Group	6,075	431,021
IntercontinentalExchange Group	3,930	742,377

		1,173,398

Diversified Telecommunication Services–0.52%
AT&T	27,557	974,416
Atlantic Tele-Network	850	49,300
†inContact	7,540	69,293
Verizon Communications	14,460	707,528

		1,800,537

Electric Utilities–0.30%
Cleco	1,590	93,731
Edison International	14,100	819,351
OGE Energy	3,450	134,826

		1,047,908

Electrical Equipment–0.05%
Acuity Brands	270	37,327
Eaton	1,650	127,347

		164,674

Electronic Equipment, Instruments & Components–0.07%
Anixter International	920	92,064
†FARO Technologies	1,710	83,995
†Rofin-Sinar Technologies	2,830	68,033

		244,092

Energy Equipment & Services–0.41%
Bristow Group	560	45,147
†C&J Energy Services	1,900	64,182
Core Laboratories	300	50,118
Halliburton	10,300	731,403
National Oilwell Varco	1,400	115,290
†Pioneer Energy Services	1,750	30,695

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†RigNet	1,990	$107,102
Schlumberger	2,500	294,875

		1,438,812

Food & Staples Retailing–0.68%
Casey’s General Stores	1,400	98,406
CVS Caremark	12,240	922,529
†Susser Holdings	900	72,648
Walgreen	17,175	1,273,183

		2,366,766

Food Products–0.68%
Archer-Daniels-Midland	16,300	718,993
General Mills	2,850	149,739
J&J Snack Foods	750	70,590
Kraft Foods Group	12,033	721,378
Mondelez International Class A	18,900	710,829

		2,371,529

Health Care Equipment & Supplies–0.32%
†Align Technology	730	40,909
Baxter International	9,600	694,080
Conmed	1,970	86,975
CryoLife	4,730	42,333
†DexCom	1,790	70,991
†Merit Medical Systems	2,747	41,480
†Quidel	2,690	59,476
West Pharmaceutical Services	2,320	97,858

		1,134,102

Health Care Providers & Services–0.58%
†Air Methods	1,890	97,619
Cardinal Health	9,600	658,176
†Cross Country Healthcare	4,800	31,296
†Express Scripts Holding	2,850	197,591
Quest Diagnostics	12,200	716,018
UnitedHealth Group	3,000	245,250
†WellCare Health Plans	1,020	76,153

		2,022,103

Hotels, Restaurants & Leisure–0.26%
†Buffalo Wild Wings	620	102,740
Carnival	1,500	56,475
Cheesecake Factory	1,380	64,060
†Del Frisco’s Restaurant Group	2,190	60,356
Jack in the Box	1,840	110,106
McDonald’s	2,050	206,517
†Popeyes Louisiana Kitchen	2,330	101,844
Starbucks	2,500	193,450

		895,548

Household Products–0.13%
Kimberly-Clark	1,100	122,342

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	4,020	$315,932

		438,274

Industrial Conglomerates–0.09%
General Electric	11,700	307,476

		307,476

Insurance–0.82%
AFLAC	2,550	158,737
Allstate	12,600	739,872
American Equity Investment Life Holding	3,870	95,202
AMERISAFE	1,330	54,091
Fidelity & Guaranty Life	3,360	80,438
@Infinity Property & Casualty	830	55,801
Maiden Holdings	310	3,748
Marsh & McLennan	14,100	730,662
Primerica	1,620	77,517
Progressive	18,775	476,134
Prudential Financial	1,200	106,524
@Selective Insurance Group	2,510	62,047
Travelers	1,730	162,741
United Fire Group	1,730	50,724

		2,854,238

Internet & Catalog Retail–0.58%
†Liberty Interactive Class A	34,125	1,001,910
†Priceline Group	805	968,415
†Shutterfly	1,460	62,868

		2,033,193

Internet Software & Services–1.16%
†Brightcove	7,750	81,685
†eBay	16,525	827,241
†Equinix	3,750	787,837
†Facebook Class A	2,500	168,225
†Google	955	549,392
†Google Class A	1,400	818,538
@j2 Global	1,680	85,445
†Marin Software	2,950	34,721
†Rocket Fuel	1,860	57,827
†SciQuest	3,250	57,493
†Trulia	570	27,007
†Yahoo	8,200	288,066
†Yelp	3,675	281,799

		4,065,276

IT Services–1.21%
Accenture Class A	2,300	185,932
†ExlService Holdings	1,100	32,395
International Business Machines	290	52,568
†InterXion Holding	2,370	64,891

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
MasterCard Class A	16,400	$1,204,908
†TeleTech Holdings	2,490	72,185
†Teradata	8,825	354,765
†VeriFone Systems	7,000	257,250
Visa Class A	6,125	1,290,599
Xerox	57,100	710,324

		4,225,817

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	1,900	224,200

		224,200

Machinery–0.20%
Barnes Group	2,460	94,808
Caterpillar	650	70,635
†Chart Industries	410	33,923
Columbus McKinnon	2,820	76,281
Cummins	650	100,289
Deere	750	67,913
ESCO Technologies	1,350	46,764
Kadant	2,140	82,283
Parker Hannifin	950	119,443

		692,339

Media–0.11%
Cinemark Holdings	1,250	44,200
Comcast Special Class A	3,400	181,322
National CineMedia	3,250	56,907
Regal Entertainment Group Class A	1,950	41,145
Viacom Class B	900	78,057

		401,631

Metals & Mining–0.06%
Kaiser Aluminum	920	67,040
Materion	1,350	49,937
US Silica Holdings	750	41,580
Worthington Industries	990	42,610

		201,167

Multiline Retail–0.09%
Macy’s	2,850	165,357
Nordstrom	2,000	135,860

		301,217

Multi-Utilities–0.10%
MDU Resources Group	3,800	133,380
NorthWestern	1,490	77,763
Sempra Energy	1,200	125,652

		336,795

Oil, Gas & Consumable Fuels–1.80%
†Bonanza Creek Energy	410	23,448
†Carrizo Oil & Gas	1,540	106,660

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	8,321	$1,086,307
ConocoPhillips	8,500	728,705
†Diamondback Energy	740	65,712
EOG Resources	13,200	1,542,552
Exxon Mobil	3,100	312,108
†@Jones Energy Class A	2,960	60,680
†Kodiak Oil & Gas	5,290	76,969
Marathon Oil	21,415	854,887
Occidental Petroleum	9,050	928,801
†Parsley Energy Class A	680	16,368
†Rosetta Resources	1,670	91,599
†RSP Permian	1,080	35,035
Williams	6,275	365,268

		6,295,099

Paper & Forest Products–0.06%
†Boise Cascade	2,470	70,741
International Paper	1,650	83,275
Neenah Paper	1,380	73,347

		227,363

Personal Products–0.05%
Avon Products	11,100	162,171

		162,171

Pharmaceuticals–1.44%
AbbVie	4,250	239,870
†Akorn	2,080	69,160
Allergan	7,025	1,188,771
†Auxilium Pharmaceuticals	3,800	76,228
Johnson & Johnson	7,389	773,037
†Medicines	1,290	37,487
Merck	16,997	983,276
Perrigo	3,090	450,398
Pfizer	35,564	1,055,540
†Prestige Brands Holdings	1,720	58,291
Zoetis	2,970	95,842

		5,027,900

Professional Services–0.08%
Kforce	4,360	94,394
Nielsen Holdings	2,200	106,502
†WageWorks	1,920	92,563

		293,459

Real Estate Investment Trusts–1.85%
American Campus Communities	975	37,284
American Tower	1,850	166,463
Apartment Investment & Management	1,650	53,245
AvalonBay Communities	1,175	167,073
Boston Properties	1,525	180,225
Brandywine Realty Trust	4,975	77,610

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust	700	$49,805
Corporate Office Properties Trust	1,300	36,153
Cousins Properties	3,150	39,217
Crown Castle International	14,675	1,089,765
DCT Industrial Trust	13,080	107,387
DDR	5,675	100,050
Douglas Emmett	3,100	87,482
Duke Realty	6,125	111,230
DuPont Fabros Technology	2,960	79,802
EastGroup Properties	1,010	64,872
EPR Properties	2,530	141,351
Equity Lifestyle Properties	850	37,536
Equity One	1,625	38,334
Equity Residential	3,025	190,575
Essex Property Trust	625	115,569
Extra Space Storage	825	43,931
Federal Realty Investment Trust	325	39,299
First Industrial Realty Trust	3,550	66,882
First Potomac Realty Trust	1,900	24,928
General Growth Properties	6,550	154,318
Health Care REIT	900	56,403
Healthcare Realty Trust	1,775	45,121
Healthcare Trust of America	3,275	39,431
Highwoods Properties	1,775	74,461
Host Hotels & Resorts	10,730	236,167
Kilroy Realty	1,075	66,951
Kimco Realty	3,250	74,685
Kite Realty Group Trust	13,670	83,934
LaSalle Hotel Properties	3,785	133,573
Lexington Realty Trust	3,750	41,287
Liberty Property Trust	875	33,189
LTC Properties	325	12,688
Macerich	950	63,413
National Retail Properties	4,125	153,409
Pebblebrook Hotel Trust	1,275	47,124
Post Properties	1,100	58,806
Prologis	4,325	177,714
PS Business Parks	500	41,745
Public Storage	825	141,364
Ramco-Gershenson Properties Trust	6,910	114,844
Regency Centers	1,375	76,560
RLJ Lodging Trust	1,875	54,169
Sabra Health Care REIT	950	27,275
Simon Property Group	2,575	428,171
SL Green Realty	1,175	128,557
Sovran Self Storage	1,000	77,250
Spirit Realty Capital	4,725	53,676
†Strategic Hotels & Resorts	5,075	59,428
Tanger Factory Outlet Centers	1,875	65,569
Taubman Centers	450	34,115
UDR	2,825	80,880

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Ventas	2,600	$166,660
Vornado Realty Trust	1,750	186,777
†Washington Prime Group	1,287	24,118

		6,459,900

Road & Rail–0.12%
Hunt (J.B.) Transport Services	1,300	95,914
†Roadrunner Transportation Systems	2,710	76,151
Union Pacific	2,600	259,350

		431,415

Semiconductors & Semiconductor Equipment–0.66%
†Applied Micro Circuits	6,820	73,724
Avago Technologies	1,500	108,105
Broadcom Class A	21,100	783,232
Intel	33,111	1,023,130
†Semtech	3,230	84,465
†Synaptics	1,050	95,172
Texas Instruments	2,700	129,033

		2,296,861

Software–1.09%
†Adobe Systems	14,975	1,083,591
†Callidus Software	2,380	28,417
†Guidewire Software	1,490	60,583
Intuit	9,325	750,942
Microsoft	37,125	1,548,113
†Proofpoint	2,550	95,523
†Rally Software Development	5,170	56,301
†salesforce.com	1,950	113,256
†SS&C Technologies Holdings	1,640	72,521

		3,809,247

Specialty Retail–0.61%
DSW Class A	2,900	81,026
†Express	2,710	46,151
L Brands	12,700	744,982
Lowe’s	15,600	748,644
†Sally Beauty Holdings	12,525	314,127
Tractor Supply	1,300	78,520
†Urban Outfitters	3,000	101,580

		2,115,030

Technology Hardware, Storage & Peripherals–0.20%
Apple	5,180	481,377
EMC	8,200	215,988

		697,365

Textiles, Apparel & Luxury Goods–0.25%
†G-III Apparel Group	1,470	120,040
†Iconix Brand Group	2,570	110,356
†Madden (Steven)	3,202	109,829

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	6,800	$527,340

		867,565

Trading Companies & Distributors–0.03%
Applied Industrial Technologies	1,860	94,358
†NOW	1	18

		94,376

Total U.S. Markets (Cost $43,429,760)		76,045,401

§DEVELOPED MARKETS–7.46%
Air Freight & Logistics–0.20%
Deutsche Post	19,656	710,798

		710,798

Airlines–0.16%
@Westjet Airlines Class VV	22,816	560,322

		560,322

Automobiles–0.41%
Bayerische Motoren Werke	3,378	428,398
Toyota Motor	16,500	990,831

		1,419,229

Banks–0.88%
Mitsubishi UFJ Financial Group	132,400	811,532
Nordea Bank	64,047	903,731
Standard Chartered	38,644	789,725
UniCredit	68,235	571,329

		3,076,317

Beverages–0.29%
Carlsberg Class B	5,667	610,435
Coca-Cola Amatil	46,053	410,872

		1,021,307

Chemicals–0.12%
Syngenta ADR	5,440	406,912

		406,912

Construction & Engineering–0.21%
Vinci	9,813	733,630

		733,630

Construction Materials–0.14%
Lafarge	5,707	495,427

		495,427

Containers & Packaging–0.16%
Rexam	61,991	567,639

		567,639

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.27%
Nippon Telegraph & Telephone	15,141	$944,192

		944,192

Energy Equipment & Services–0.33%
†Saipem	21,642	583,776
Subsea 7	29,953	558,774

		1,142,550

Food & Staples Retailing–0.13%
Tesco	88,787	431,880

		431,880

Food Products–0.23%
†Aryzta	8,552	810,022

		810,022

Household Durables–0.11%
Techtronic Industries	118,000	378,344

		378,344

Industrial Conglomerates–0.17%
Koninklijke Philips Electronics	19,034	603,994

		603,994

Insurance–0.22%
AXA	32,260	771,022

		771,022

IT Services–0.29%
†CGI Group Class A	28,499	1,010,294

		1,010,294

Life Sciences Tools & Services–0.03%
†ICON	2,200	103,642

		103,642

Media–0.17%
Publicis Groupe	7,137	605,299

		605,299

Metals & Mining–0.28%
Anglo American ADR	6,900	84,355
AuRico Gold	40,369	172,548
Rio Tinto	9,043	481,120
Yamana Gold	26,737	220,041

		958,064

Multiline Retail–0.06%
Don Quijote	3,600	200,760

		200,760

Multi-Utilities–0.08%
National Grid	19,220	276,326

		276,326

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.14%
Total	6,923	$500,318

		500,318

Pharmaceuticals–1.32%
Novartis	10,099	914,416
Novo Nordisk ADR	15,075	696,314
Sanofi	7,747	822,936
Stada Arzneimittel	10,603	505,014
Teva Pharmaceutical Industries ADR	31,600	1,656,472

		4,595,152

Professional Services–0.21%
Teleperformance	11,852	726,300

		726,300

Road & Rail–0.15%
East Japan Railway	6,667	525,055

		525,055

Specialty Retail–0.18%
Nitori Holdings	11,706	640,095

		640,095

Textiles, Apparel & Luxury Goods–0.28%
Kering	1,678	367,961
Yue Yuen Industrial Holdings	184,500	617,750

		985,711

Trading Companies & Distributors–0.19%
ITOCHU	50,742	651,585

		651,585

Wireless Telecommunication Services–0.05%
KDDI	1,936	118,073
Vodafone Group	19,232	64,187

		182,260

Total Developed Markets (Cost $17,873,713)		26,034,446

×EMERGING MARKETS–5.61%
Airlines–0.04%
Gol Linhas Aereas Inteligentes ADR	26,913	147,483

		147,483

Automobiles–0.09%
Hyundai Motor	648	146,953
Mahindra & Mahindra	8,337	159,244

		306,197

Banks–0.66%
Banco Santander Brasil ADR	22,300	154,316
Bangkok Bank	25,105	149,361
China Construction Bank	213,619	161,516
ICICI Bank ADR	4,600	229,540

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	384,080	$242,827
Itau Unibanco Holding ADR	15,965	229,582
KB Financial Group ADR	10,022	348,365
Powszechna Kasa Oszczednosci Bank Polski	7,490	92,979
=Sberbank	98,848	245,790
Shinhan Financial Group	4,685	216,890
Standard Bank Group	17,011	231,875

		2,303,041

Beverages–0.27%
†Anadolu Efes Biracilik Ve Malt Sanayii	17,671	216,385
Cia Cervecerias Unidas ADR	4,200	98,364
Fomento Economico Mexicano ADR	2,234	209,214
@Lotte Chilsung Beverage	163	283,156
Tsingtao Brewery	17,542	137,161

		944,280

Building Products–0.17%
@KCC	948	577,980

		577,980

Chemicals–0.07%
Braskem ADR	10,003	128,539
Sociedad Quimica y Minera de Chile ADR	3,400	99,654

		228,193

Construction & Engineering–0.03%
†Empresas ICA ADR	13,800	107,916

		107,916

Construction Materials–0.29%
†Cemex ADR	26,891	355,768
†Cemex Latam Holdings	31,016	303,965
Siam Cement	7,193	101,110
Siam Cement NVDR	6,200	86,387
Ultratech Cement	3,909	168,697

		1,015,927

Diversified Financial Services–0.04%
Remgro	6,859	148,301

		148,301

Diversified Telecommunication Services–0.25%
China Telecom	208,000	101,714
China Unicom Hong Kong ADR	8,258	126,595
Chunghwa Telecom ADR	4,750	152,285
KT ADR	20,200	305,828
Telefonica Brasil ADR	8,295	170,130

		856,552

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.17%
Hon Hai Precision Industry	124,399	$416,432
†LG Display ADR	11,800	186,086

		602,518

Food & Staples Retailing–0.09%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,600	166,788
Wal-Mart de Mexico Series V	51,357	137,659

		304,447

Food Products–0.29%
Brasil Foods ADR	15,701	381,691
China Mengniu Dairy	38,000	175,773
@Lotte Confectionery	110	210,000
Tingyi Cayman Islands Holding	20,606	57,694
@Uni-President China Holdings	246,000	188,539

		1,013,697

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	12,600	141,120

		141,120

Household Durables–0.04%
LG Electronics	2,015	147,939

		147,939

Insurance–0.05%
Samsung Life Insurance	1,860	187,470

		187,470

Internet Software & Services–0.29%
†Baidu ADR	3,700	691,197
†SINA	2,425	120,692
†Sohu.com	3,700	213,453

		1,025,342

IT Services–0.02%
†WNS Holdings ADR	3,999	76,701

		76,701

Media–0.13%
Grupo Televisa ADR	13,398	459,685

		459,685

Metals & Mining–0.16%
†Anglo American Platinum	2,312	100,210
†ArcelorMittal South Africa	13,371	39,041
@Gerdau	12,200	57,928
Gerdau ADR	9,100	53,599
Impala Platinum Holdings	5,009	50,327
Steel Authority of India	28,778	45,496
Vale ADR	15,600	206,388

		552,989

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.03%
Woolworths Holdings	14,430	$106,011

		106,011

Oil, Gas & Consumable Fuels–0.88%
Cairn India	27,017	164,212
China Petroleum & Chemical	128,050	122,096
CNOOC ADR	890	159,568
†Gazprom ADR	36,900	321,583
LUKOIL ADR	3,498	209,250
PetroChina ADR	1,008	126,554
Petroleo Brasileiro ADR	27,255	398,741
Polski Koncern Naftowy Orlen	7,647	103,237
PTT - Foreign	17,078	167,411
#@Reliance Industries GDR 144A	20,400	686,460
†Rosneft GDR	25,375	185,618
Sasol ADR	3,224	190,603
Tambang Batubara Bukit Asam Persero	91,500	82,778
YPF ADR	5,100	166,668

		3,084,779

Paper & Forest Products–0.08%
†Fibria Celulose ADR	19,405	188,617
Nine Dragons Paper Holdings	112,000	76,157

		264,774

Personal Products–0.06%
†Hypermarcas	23,600	204,247

		204,247

Real Estate Management & Development–0.05%
#@=Etalon Group GDR 144A	6,900	30,622
@UEM Sunrise	237,202	149,960

		180,582

Road & Rail–0.02%
America Latina Logistica	16,222	61,018

		61,018

Semiconductors & Semiconductor Equipment–0.52%
MediaTek	14,000	236,672
Samsung Electronics	736	961,455
Taiwan Semiconductor Manufacturing	68,594	290,473
Taiwan Semiconductor Manufacturing ADR	8,300	177,537
United Microelectronics	272,000	136,125

		1,802,262

Transportation Infrastructure–0.02%
Santos Brasil Participacoes	7,538	66,023

		66,023

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.76%
America Movil ADR	6,800	$141,100
China Mobile	28,620	277,694
China Mobile ADR	3,800	184,718
†MegaFon GDR	7,700	242,550
Mobile Telesystems ADR	6,300	124,362
MTN Group	7,791	164,051
SK Telecom ADR	28,200	731,508
Tim Participacoes ADR	17,100	496,413
†Turkcell Iletisim Hizmetleri ADR	8,751	136,516
Vodacom Group	13,493	166,734

		2,665,646

Total Emerging Markets (Cost $16,624,767)		19,583,120

Total Common Stock (Cost $77,928,240)		121,662,967

CONVERTIBLE PREFERRED STOCK–0.27%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	2,325	52,966
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	49,019
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	70	88,856
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	788	45,428
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	900	48,552
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	55	66,743
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	61	79,353
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	70	93,273
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,876	146,417
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	2,150	68,714
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	908	103,285

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	$101,976

Total Convertible Preferred Stock (Cost $908,983)		944,582

EXCHANGE-TRADED FUNDS–5.50%
iShares MSCI EAFE Growth Index ETF	137,370	9,952,457
iShares MSCI EAFE Index ETF	53,205	3,637,626
Vanguard FTSE Developed Markets ETF	131,170	5,586,530

Total Exchange-Traded Funds (Cost $13,246,165)		19,176,613

PREFERRED STOCK–0.24%
Alabama Power 5.625%	9,280	230,608
•Integrys Energy Group 6.00%	8,750	230,213
National Retail Properties 5.70%	5,050	115,342
Public Storage 5.20%	5,000	110,700
•Regions Financial 6.375%	5,700	146,718

Total Preferred Stock (Cost $838,468)		833,581

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.72%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,692	4,215
Series 2003-26 AT 5.00% 11/25/32	103,137	107,429
Series 2010-41 PN 4.50% 4/25/40	235,000	254,033
Series 2010-96 DC 4.00% 9/25/25	450,000	482,760
•*Series 2012-122 SD 5.948% 11/25/42	246,110	54,263
*Series 2013-26 ID 3.00% 4/25/33	335,299	55,795
*Series 2013-38 AI 3.00% 4/25/33	328,531	52,292
*Series 2013-44 DI 3.00% 5/25/33	1,001,447	168,812
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	7,467	8,483
Series 2557 WE 5.00% 1/15/18	10,625	11,194
Series 2762 LG 5.00% 9/15/32	991	994
Series 3416 GK 4.00% 7/15/22	18,927	19,263
Series 4065 DE 3.00% 6/15/32	40,000	38,330

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4185 LI 3.00% 3/15/33	249,136	$42,266
*Series 4191 CI 3.00% 4/15/33	102,322	17,286
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2 M2 1.802% 4/25/24	250,000	251,709
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	96,440	109,818
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	620,827
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	190,000	197,187

Total Agency Collateralized Mortgage Obligations (Cost $2,427,486)		2,496,956

AGENCY MORTGAGE-BACKED SECURITIES–8.76%
Fannie Mae 6.50% 8/1/17	16,573	17,317
Fannie Mae ARM
•2.305% 4/1/36	44,455	47,203
•2.415% 5/1/43	125,522	125,165
•2.44% 11/1/35	33,092	35,453
•2.546% 6/1/43	42,925	43,068
•3.201% 4/1/44	193,377	199,607
•3.279% 3/1/44	169,205	175,523
•3.296% 9/1/43	154,062	158,917
•5.142% 8/1/35	1,678	1,803
Fannie Mae Relocation 15 yr 4.00% 9/1/20	40,560	42,860
Fannie Mae Relocation 30 yr
5.00% 1/1/34	21,494	23,640
5.00% 10/1/35	13,945	15,322
5.00% 2/1/36	42,558	46,754
Fannie Mae S.F. 15 yr
2.50% 10/1/27	136,378	138,726
2.50% 2/1/28	367,756	374,086
3.00% 11/1/27	8,685	9,032
3.00% 5/1/28	32,154	33,452
3.50% 7/1/26	114,543	121,540
3.50% 12/1/28	37,867	40,246
4.00% 5/1/25	72,031	77,159
4.00% 6/1/25	265,231	284,154
4.00% 11/1/25	461,352	494,284
4.00% 12/1/26	125,339	134,016
4.00% 5/1/27	261,732	280,436
4.50% 4/1/18	14,154	15,032
5.50% 6/1/23	81,861	89,922
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	858,000	871,540
3.00% 7/1/29	1,912,000	1,986,090
3.50% 7/1/29	2,656,000	2,814,945

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	61,771	$63,042
3.00% 9/1/40	114,758	117,120
3.50% 4/1/33	18,808	19,704
3.50% 9/1/33	84,762	88,800
4.00% 2/1/31	94,947	102,189
5.00% 11/1/23	8,544	9,494
6.00% 9/1/29	78,131	88,563
Fannie Mae S.F. 30 yr
3.00% 7/1/42	114,490	113,237
3.00% 10/1/42	1,789,439	1,769,967
3.00% 12/1/42	297,441	294,184
3.00% 1/1/43	696,502	688,875
3.00% 2/1/43	69,893	69,127
3.00% 4/1/43	433,709	428,960
3.00% 5/1/43	372,257	368,181
4.00% 11/1/40	48,336	51,369
4.00% 1/1/41	223,434	237,459
4.00% 1/1/43	107,557	114,308
4.00% 5/1/43	93,736	99,775
4.00% 8/1/43	52,097	55,367
4.50% 7/1/36	36,941	40,024
4.50% 11/1/40	113,691	123,207
4.50% 3/1/41	239,281	259,258
4.50% 4/1/41	271,258	294,014
4.50% 10/1/41	140,073	151,761
4.50% 11/1/41	114,475	124,044
4.50% 12/1/43	20,959	22,752
4.50% 5/1/44	83,877	91,049
5.00% 2/1/35	141,464	157,833
5.00% 7/1/35	55,676	61,989
5.00% 10/1/35	125,721	139,785
5.00% 11/1/35	39,408	43,835
5.00% 4/1/37	32,482	36,128
5.00% 8/1/37	10,957	12,192
5.00% 2/1/38	35,558	39,554
5.50% 12/1/32	7,128	8,015
5.50% 2/1/33	102,655	115,503
5.50% 4/1/34	36,364	40,894
5.50% 11/1/34	38,347	43,138
5.50% 12/1/34	173,428	195,089
5.50% 1/1/35	16,021	18,011
5.50% 3/1/35	21,952	24,651
5.50% 5/1/35	61,386	68,988
5.50% 6/1/35	33,046	36,972
5.50% 1/1/36	22,767	25,582
5.50% 7/1/36	10,592	11,908
5.50% 1/1/37	2,377	2,670
5.50% 4/1/37	223,534	252,675
5.50% 8/1/37	99,017	111,200
5.50% 1/1/38	3,049	3,411
5.50% 2/1/38	39,512	44,413

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/38	7,706	$8,621
5.50% 9/1/38	268,065	300,844
5.50% 10/1/39	354,253	396,333
5.50% 7/1/40	105,499	118,030
6.00% 5/1/36	141,443	159,764
6.00% 6/1/36	12,418	14,026
6.00% 2/1/37	42,511	48,027
6.00% 5/1/37	121,676	136,939
6.00% 8/1/37	104,561	118,087
6.00% 9/1/37	15,496	17,505
6.00% 11/1/37	18,687	21,085
6.00% 5/1/38	178,372	201,016
6.00% 7/1/38	5,306	5,971
6.00% 10/1/38	175,188	197,170
6.00% 1/1/39	71,888	80,963
6.00% 2/1/39	80,901	91,416
6.00% 9/1/39	611,174	688,357
6.00% 3/1/40	60,415	67,998
6.00% 9/1/40	54,079	60,929
6.50% 2/1/36	62,991	72,120
6.50% 6/1/36	65,949	74,360
6.50% 10/1/36	57,548	64,888
6.50% 8/1/37	5,673	6,397
7.00% 12/1/37	11,314	12,754
7.50% 6/1/31	14,481	17,296
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	215,000	212,397
3.50% 7/1/44	1,293,000	1,330,982
4.00% 7/1/44	2,757,000	2,925,866
4.00% 8/1/44	1,019,000	1,078,190
4.50% 7/1/44	3,070,000	3,324,715
5.00% 7/1/44	392,000	435,304
5.50% 7/1/44	53,000	59,337
Freddie Mac ARM
•2.342% 12/1/33	11,096	11,831
•2.356% 7/1/36	40,057	42,710
•2.464% 4/1/34	13,598	14,531
•2.49% 6/1/37	4,159	4,457
•2.53% 1/1/44	390,275	399,510
Freddie Mac S.F. 15 yr
4.50% 5/1/20	4,348	4,619
4.50% 8/1/24	116,670	125,787
4.50% 7/1/25	24,216	26,056
4.50% 6/1/26	53,462	57,383
5.00% 6/1/18	34,424	36,541
5.50% 6/1/20	12,914	13,829
Freddie Mac S.F. 20 yr
3.50% 1/1/34	155,569	162,657
Freddie Mac S.F. 30 yr
3.00% 10/1/42	135,277	133,814
3.00% 11/1/42	118,939	117,872
4.00% 11/1/40	78,546	83,324

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 2/1/42	42,995	$45,610
4.50% 6/1/39	23,688	25,643
4.50% 10/1/39	61,714	66,833
4.50% 3/1/42	108,440	117,479
5.50% 12/1/34	14,224	15,989
5.50% 6/1/36	10,142	11,358
5.50% 11/1/36	4,122	4,612
5.50% 12/1/36	4,858	5,415
5.50% 6/1/38	2,417	2,695
5.50% 3/1/40	54,763	61,042
5.50% 8/1/40	41,124	45,839
5.50% 1/1/41	11,238	12,527
6.00% 2/1/36	31,435	35,620
6.00% 1/1/38	21,701	24,357
6.00% 6/1/38	58,416	65,582
6.00% 8/1/38	52,732	59,638
6.00% 5/1/40	26,122	29,348
6.50% 4/1/39	92,124	103,809
7.00% 11/1/33	2,082	2,399
GNMA I S.F. 30 yr
5.00% 6/15/40	31,990	35,293
7.00% 12/15/34	109,500	128,753
7.50% 1/15/32	7,410	9,086

Total Agency Mortgage-Backed Securities (Cost $30,202,305)		30,569,093

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.83%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51	50,000	55,966
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.401% 7/15/44	125,000	129,939
COMM Mortgage Trust Series 2014-CCRE18 3.828% 7/15/47	300,000	313,687
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	490,000	554,667
#•Series 2011-LC1A C 144A 5.73% 11/10/46	200,000	228,426
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.618% 4/25/20	50,000	56,496
#•Series 2012-K19 B 144A 4.176% 5/25/45	40,000	41,731
#•Series 2012-K708 B 144A 3.891% 2/25/45	335,000	351,796
#•Series 2012-K711 144A 3.684% 8/25/45	500,000	518,433
#•Series 2013-K712 144A 3.483% 5/25/45	460,000	470,951

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K713 144A 3.274% 4/25/46	300,000	$302,824
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	141,170	144,070
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	227,154
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	382,495
#Grace Mortgage Trust Series 2014-GRCE 144A 3.369% 6/10/28	720,000	743,305
Hilton USA Trust
#Series 2013-HLT 144A 3.367% 11/5/30	175,000	179,697
#Series 2013-HLT AFX 144A 2.662% 11/5/30	215,000	217,736
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.654% 8/12/37	60,000	65,002
•Series 2005-LDP5 5.56% 12/15/44	105,000	109,387
Series 2006-LDP8 AM 5.44% 5/15/45	194,000	210,252
Series 2011-C5 A3 4.171% 8/15/46	205,000	222,466
#•Series 2011-C5 C 144A 5.502% 8/15/46	100,000	111,478
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	15,848	16,377
•Series 2005-C3 B 4.895% 7/15/40	70,000	71,485
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.376% 11/14/42	155,000	162,036
•Series 2005-HQ7 C 5.376% 11/14/42	350,000	346,264
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	145,000	144,020

Total Commercial Mortgage-Backed Securities (Cost $6,279,234)		6,378,140

CONVERTIBLE BONDS–1.03%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	134,000	110,215
Alere 3.00% exercise price $43.98, expiration date 5/15/16	63,000	70,048

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	39,000	$41,584
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	86,000	91,644
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	69,000	73,011
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	125,000	137,891
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	64,000	70,280
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	69,000	67,620
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	115,000	105,297
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	49,000	47,469
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	65,000	89,578
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	57,000	39,615
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	118,000	116,967
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	33,000	84,315
fGeneral Cable 4.50% exercise price $35.64, expiration date 11/15/29	133,000	132,169
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	35,000	127,641
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	88,000	96,415
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	27,000	58,084
Intel 3.25% exercise price $21.71, expiration date 8/1/39	37,000	57,142

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	65,000	$69,753
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	34,000	55,293
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	114,000	153,330
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	105,000	109,069
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	182,000	181,886
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	129,000	137,707
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	60,000	88,237
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	30,000	116,456
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	65,000	131,869
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	126,000	144,743
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	88,000	66,495
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	53,000	108,087
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	33,000	110,509
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	73,000	73,457
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	79,000	69,372
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	84,000	84,105
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	119,000	130,156

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
CONVERTIBLE BONDS (continued)
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20		41,000	$43,178
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19		35,000	46,953
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		39,000	59,353

Total Convertible Bonds (Cost $3,051,126)			3,596,993

CORPORATE BONDS–34.14%
Aerospace & Defense–0.14%
TransDigm
#144A 6.00% 7/15/22		145,000	149,169
#144A 6.50% 7/15/24		105,000	109,463
7.50% 7/15/21		195,000	216,937

			475,569

Air Freight & Logistics–0.07%
United Parcel Service 5.125% 4/1/19		205,000	234,873

			234,873

Airlines–0.02%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		80,000	81,100

			81,100

Auto Components–0.43%
American Axle & Manufacturing 6.25% 3/15/21		210,000	226,800
Delphi
4.15% 3/15/24		280,000	291,303
6.125% 5/15/21		240,000	268,824
Magna International 3.625% 6/15/24		210,000	212,129
TRW Automotive
#144A 4.45% 12/1/23		295,000	303,113
#144A 4.50% 3/1/21		190,000	200,925

			1,503,094

Automobiles–0.21%
Daimler 2.75% 12/10/18	NOK	720,000	120,098
Ford Motor 7.45% 7/16/31		225,000	301,613
#General Motors 144A 3.50% 10/2/18		190,000	194,750
#Hyundai Capital America 144A 2.55% 2/6/19		65,000	65,590

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Automobiles (continued)
Toyota Finance Australia
3.04% 12/20/16	NZD	80,000	$66,912

			748,963

Beverages–0.15%
Constellation Brands 6.00% 5/1/22		90,000	101,475
Pernod-Ricard
#144A 4.25% 7/15/22		150,000	157,378
#144A 5.75% 4/7/21		225,000	259,017

			517,870

Biotechnology–0.51%
Amgen 3.625% 5/22/24		495,000	500,388
Celgene
3.625% 5/15/24		75,000	75,327
3.95% 10/15/20		390,000	411,878
4.625% 5/15/44		115,000	115,645
Gilead Sciences 3.70% 4/1/24		430,000	442,105
Immucor 11.125% 8/15/19		200,000	224,000

			1,769,343

Building Products–0.08%
Nortek 8.50% 4/15/21		265,000	294,150

			294,150

Capital Markets–0.52%
Bank of New York Mellon 3.40% 5/15/24		115,000	116,618
Jefferies Group
5.125% 1/20/23		135,000	144,980
6.45% 6/8/27		110,000	125,367
6.50% 1/20/43		60,000	66,410
Lazard Group 6.85% 6/15/17		567,000	643,711
#Nuveen Investments 144A 9.50% 10/15/20		260,000	309,400
•RBS Capital Trust I 2.099% 12/29/49		135,000	135,675
State Street 3.10% 5/15/23		285,000	280,405

			1,822,566

Chemicals–1.36%
Braskem Finance 6.45% 2/3/24		200,000	214,250
CF Industries
5.15% 3/15/34		170,000	181,679
6.875% 5/1/18		345,000	405,969
7.125% 5/1/20		210,000	258,985
Dow Chemical 8.55% 5/15/19		1,129,000	1,452,573
Eastman Chemical 4.65% 10/15/44		260,000	258,335
Monsanto
3.375% 7/15/24		35,000	35,304
4.40% 7/15/44		470,000	472,976

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic 5.625% 11/15/43		325,000	$371,759
OCP
#144A 5.625% 4/25/24		200,000	210,250
#144A 6.875% 4/25/44		200,000	210,074
#Perstorp Holding 144A
8.75% 5/15/17		200,000	215,500
PolyOne 5.25% 3/15/23		145,000	149,713
#TPC Group 144A 8.75% 12/15/20		120,000	133,500
#US Coatings Acquisition 144A 7.375% 5/1/21		150,000	164,250

			4,735,117

Commercial Banks–3.47%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	118,000	111,856
•3.548% 11/6/18	AUD	74,000	70,257
#Banco de Costa Rica 144A 5.25% 8/12/18		400,000	411,000
#Banco Nacional de Costa Rica 144A 4.875% 11/1/18		200,000	205,500
#Banco Santander Mexico 144A 4.125% 11/9/22		150,000	152,625
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	210,750
BanColombia 5.95% 6/3/21		194,000	214,855
Barclays Bank
3.75% 5/15/24		200,000	201,126
7.625% 11/21/22		400,000	457,600
BB&T 5.25% 11/1/19		765,000	869,712
#BBVA Bancomer 144A 6.50% 3/10/21		300,000	339,750
•Branch Banking & Trust 0.55% 9/13/16		475,000	473,364
City National 5.25% 9/15/20		195,000	220,130
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	30,000	48,172
4.875% 1/20/20	AUD	40,000	38,954
#Credit Suisse 144A 6.50% 8/8/23		250,000	278,125
#HBOS 144A 6.75% 5/21/18		140,000	161,564
#ING Bank 144A 5.80% 9/25/23		435,000	490,918
KeyBank 6.95% 2/1/28		615,000	778,283
Northern Trust 3.95% 10/30/25		135,000	140,622
#•Oversea-Chinese Banking 144A 4.00% 10/15/24		305,000	310,703
PNC Bank 6.875% 4/1/18		740,000	873,561
PNC Financial Services Group 3.90% 4/29/24		235,000	239,947
#•PNC Preferred Funding Trust II 144A 1.453% 3/31/49		500,000	486,875

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Rabobank 4.625% 12/1/23	330,000	$349,459
#Santander UK 144A 5.00% 11/7/23	405,000	438,235
#Siam Commercial Bank 144A 3.50% 4/7/19	200,000	203,626
•SunTrust Bank 0.517% 8/24/15	220,000	219,800
#Turkiye Garanti Bankasi 144A 4.75% 10/17/19	400,000	405,000
#Turkiye Is Bankasi 144A 7.85% 12/10/23	200,000	222,000
U.S. Bank 4.95% 10/30/14	250,000	253,833
•USB Capital IX 3.50% 10/29/49	780,000	668,850
Wells Fargo
4.10% 6/3/26	370,000	375,541
•5.90% 12/29/49	285,000	303,026
#Woori Bank 144A 4.75% 4/30/24	400,000	404,802
Zions Bancorp
4.50% 3/27/17	115,000	122,808
4.50% 6/13/23	170,000	175,676
7.75% 9/23/14	165,000	167,735

		12,096,640

Commercial Services & Supplies–0.77%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	565,000	603,137
Avis Budget Car Rental
#144A 5.125% 6/1/22	165,000	165,619
5.50% 4/1/23	246,000	252,765
#Brambles USA 144A 3.95% 4/1/15	95,000	97,044
HD Supply
7.50% 7/15/20	87,000	95,483
11.50% 7/15/20	310,000	373,550
#Prestige Brands 144A 5.375% 12/15/21	275,000	281,875
Reynolds Group Issuer 8.25% 2/15/21	100,000	109,250
#Service Corp International 144A 5.375% 5/15/24	235,000	240,581
Spectrum Brands 6.375% 11/15/20	190,000	205,200
United Rentals North America 5.75% 11/15/24	265,000	275,931

		2,700,435

Communications Equipment–0.03%
#Avaya 144A 7.00% 4/1/19	100,000	100,500

		100,500

Computers & Peripherals–0.37%
Apple 3.45% 5/6/24	420,000	425,562
EMC 2.65% 6/1/20	65,000	65,621

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
#NCR Escrow 144A 6.375% 12/15/23	245,000	$267,050
NetApp 3.25% 12/15/22	195,000	188,115
#Seagate HDD Cayman 144A 4.75% 1/1/25	350,000	349,125

		1,295,473

Construction & Engineering–0.24%
#OAS Finance 144A 8.00% 7/2/21	200,000	202,500
#OAS Investment GMBH 144A 8.25% 10/19/19	230,000	238,625
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	197,780	211,625
URS
3.85% 4/1/17	40,000	41,716
5.00% 4/1/22	140,000	142,881

		837,347

Construction Materials–0.29%
#Cemex 144A 9.50% 6/15/18	200,000	230,000
#Cemex Finance 144A 6.00% 4/1/24	200,000	208,750
#Tenedora Nemak 144A 5.50% 2/28/23	200,000	204,000
#Votorantim Cimentos 144A 7.25% 4/5/41	335,000	355,519

		998,269

Consumer Finance–0.18%
Fifth Third Bancorp 4.30% 1/16/24	190,000	198,391
Ford Motor Credit 5.875% 8/2/21	200,000	235,160
#Hyundai Capital America 144A 2.125% 10/2/17	155,000	157,482
SunTrust Banks 2.35% 11/1/18	45,000	45,622

		636,655

Containers & Packaging–0.62%
Ball
4.00% 11/15/23	370,000	354,275
5.00% 3/15/22	170,000	175,100
Berry Plastics 5.50% 5/15/22	115,000	115,791
#~BOE Merger PIK 144A 9.50% 11/1/17	15,000	15,844
#Consolidated Container 144A 10.125% 7/15/20	95,000	95,950
Crown Americas 4.50% 1/15/23	90,000	88,110
International Paper
3.65% 6/15/24	105,000	105,461
4.80% 6/15/44	230,000	232,729
7.50% 8/15/21	300,000	382,802

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
#Plastipak Holdings 144A 6.50% 10/1/21		175,000	$185,500
Rock Tenn
3.50% 3/1/20		245,000	252,431
4.00% 3/1/23		100,000	102,799
4.45% 3/1/19		45,000	48,809

			2,155,601

Diversified Consumer Services–0.15%
#ENA Norte Trust 144A 4.95% 4/25/23		232,035	239,692
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	4,000,000	296,364

			536,056

Diversified Financial Services–2.30%
Bank of America 4.00% 4/1/24		735,000	751,598
#Comcel Trust 144A 6.875% 2/6/24		200,000	216,500
#•Credit Suisse Group 144A 7.50% 12/11/49		200,000	221,880
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	767,810
General Electric Capital
2.10% 12/11/19		235,000	235,183
3.45% 5/15/24		740,000	744,158
6.00% 8/7/19		384,000	455,376
•7.125% 12/15/49		400,000	472,816
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	59,000	56,001
General Electric Capital European Funding 2.25% 7/20/20	EUR	62,000	89,754
Goldman Sachs Group
3.85% 7/8/24		160,000	159,789
•3.985% 8/21/19	AUD	10,000	9,495
•4.383% 8/8/18	AUD	10,000	9,651
HSBC Holdings 4.25% 3/14/24		400,000	412,467
JPMorgan Chase
•0.858% 1/28/19		74,000	74,416
4.85% 2/1/44		215,000	228,887
•6.75% 8/29/49		395,000	427,094
•Lloyds Banking Group 7.50% 4/30/49		600,000	639,900
Morgan Stanley
•1.079% 1/24/19		77,000	77,601
5.00% 11/24/25		965,000	1,031,489
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	271,318

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#Rio Oil Finance Trust Series 2014-1 144A 6.25% 7/6/24		250,000	$262,951
Royal Bank of Scotland Group 5.125% 5/28/24		305,000	310,295
#•USB Realty 144A 1.373% 12/22/49		100,000	92,500

			8,018,929

Diversified Telecommunication Services–2.01%
#Altice 144A 7.75% 5/15/22		200,000	214,000
AT&T 4.80% 6/15/44		685,000	702,085
Bell Canada 3.35% 3/22/23	CAD	53,000	49,393
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24		400,000	417,020
CC Holdings GS V 3.849% 4/15/23		175,000	176,005
CenturyLink
5.80% 3/15/22		420,000	439,425
6.75% 12/1/23		195,000	214,013
#Digicel Group 144A 8.25% 9/30/20		400,000	438,000
Hughes Satellite Systems 7.625% 6/15/21		95,000	109,250
Intelsat Luxembourg
7.75% 6/1/21		280,000	297,500
8.125% 6/1/23		565,000	613,025
#Level 3 Financing 144A 6.125% 1/15/21		120,000	129,000
#SBA Tower Trust 144A 2.24% 4/15/18		180,000	178,948
#SES 144A 3.60% 4/4/23		440,000	446,083
#Telefonica Chile 144A 3.875% 10/12/22		200,000	197,723
Telefonica Emisiones SAU 4.57% 4/27/23		450,000	478,819
#Telemar Norte Leste 144A 5.50% 10/23/20		365,000	375,841
Verizon Communications
5.15% 9/15/23		255,000	285,899
6.40% 9/15/33		127,000	156,029
6.55% 9/15/43		340,000	429,438
#Virgin Media Finance 144A 6.375% 4/15/23		200,000	218,000
#Wind Acquisition Finance 144A 7.375% 4/23/21		220,000	235,400
Windstream
7.50% 4/1/23		60,000	65,250
7.75% 10/1/21		125,000	137,187

			7,003,333

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities–1.94%
#•AES Gener 144A 8.375% 12/18/73	200,000	$225,500
#American Transmission Systems 144A 5.25% 1/15/22	390,000	426,980
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	319,990
Cleveland Electric Illuminating 5.50% 8/15/24	285,000	332,511
ComEd Financing III 6.35% 3/15/33	220,000	222,750
Electricite de France #144A 4.60% 1/27/20	95,000	105,757
#•144A 5.25% 12/29/49	470,000	480,636
#•Enel 144A 8.75% 9/24/73	400,000	472,000
Entergy Arkansas 3.70% 6/1/24	85,000	88,429
Great Plains Energy
4.85% 6/1/21	125,000	138,339
5.292% 6/15/22	295,000	337,767
Indiana Michigan Power 3.20% 3/15/23	125,000	124,329
Ipalco Enterprises 5.00% 5/1/18	175,000	187,687
ITC Holdings 3.65% 6/15/24	80,000	79,891
LG&E & KU Energy 3.75% 11/15/20	265,000	280,783
4.375% 10/1/21	395,000	423,699
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	126,353
NextEra Energy Capital Holdings
2.40% 9/15/19	280,000	281,852
3.625% 6/15/23	125,000	126,276
•6.35% 10/1/66	10,000	9,868
NV Energy 6.25% 11/15/20	280,000	330,885
Pennsylvania Electric 5.20% 4/1/20	220,000	243,960
Public Service of New Hampshire 3.50% 11/1/23	160,000	165,263
Public Service of Oklahoma 5.15% 12/1/19	415,000	468,679
#Saudi Electricity Global Sukuk 3 144A 4.00% 4/8/24	269,000	274,447
#State Grid Overseas Investment 2014 144A 4.125% 5/7/24	495,000	508,969

		6,783,600

Electronic Equipment, Instruments & Components–0.19%
Jabil Circuit 7.75% 7/15/16	85,000	96,581
Thermo Fisher Scientific
2.40% 2/1/19	245,000	247,760
4.15% 2/1/24	315,000	330,063

		674,404

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services–0.22%
Bristow Group 6.25% 10/15/22	165,000	$177,994
#Drill Rigs Holdings 144A 6.50% 10/1/17	200,000	205,500
Exterran Partners 6.00% 4/1/21	75,000	76,125
Hercules Offshore
#144A 6.75% 4/1/22	70,000	66,763
#144A 8.75% 7/15/21	60,000	63,750
Key Energy Services 6.75% 3/1/21	185,000	193,325

		783,457

Food Products–0.34%
#BRF-Brasil Foods 144A 3.95% 5/22/23	200,000	189,500
#Cosan Luxembourg 144A 5.00% 3/14/23	200,000	191,500
#JBS Investments 144A 7.75% 10/28/20	430,000	462,250
#Marfrig Overseas 144A 9.50% 5/4/20	135,000	146,475
Smithfield Foods 6.625% 8/15/22	180,000	198,000

		1,187,725

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	205,000	228,063

		228,063

Health Care Equipment & Supplies–0.61%
Alere 7.25% 7/1/18	35,000	38,325
Boston Scientific
2.65% 10/1/18	140,000	143,256
6.00% 1/15/20	285,000	331,710
CareFusion 6.375% 8/1/19	330,000	386,784
#Crimson Merger 144A 6.625% 5/15/22	225,000	223,594
Kinetic Concepts 10.50% 11/1/18	165,000	186,863
Zimmer Holdings
3.375% 11/30/21	330,000	336,831
4.625% 11/30/19	450,000	498,475

		2,145,838

Health Care Providers & Services–0.96%
Air Medical Group Holdings 9.25% 11/1/18	149,000	159,430
Community Health Systems
#144A 6.875% 2/1/22	120,000	127,800
8.00% 11/15/19	80,000	87,800
DaVita Healthcare Partners 5.125% 7/15/24	390,000	393,169

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	$194,250
HCA 5.00% 3/15/24	770,000	782,566
HCA Holdings 6.25% 2/15/21	142,000	152,827
Highmark
#144A 4.75% 5/15/21	150,000	151,603
#144A 6.125% 5/15/41	65,000	63,655
McKesson 3.796% 3/15/24	410,000	419,987
#Milacron 144A 7.75% 2/15/21	145,000	159,500
Quest Diagnostics 2.70% 4/1/19	125,000	126,728
Tenet Healthcare
6.00% 10/1/20	418,000	454,575
8.00% 8/1/20	75,000	81,469

		3,355,359

Hotels, Restaurants & Leisure–0.55%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	160,000	162,700
International Game Technology 5.35% 10/15/23	375,000	393,581
#Landry’s 144A 9.375% 5/1/20	90,000	99,450
Marriott International 3.375% 10/15/20	170,000	176,499
MGM Resorts International 11.375% 3/1/18	210,000	273,525
#PF Chang’s China Bistro 144A 10.25% 6/30/20	80,000	82,000
Pinnacle Entertainment
7.50% 4/15/21	155,000	167,400
8.75% 5/15/20	45,000	49,275
Wyndham Worldwide 5.625% 3/1/21	210,000	237,018
Wynn Las Vegas
#144A 4.25% 5/30/23	150,000	145,875
5.375% 3/15/22	125,000	130,781

		1,918,104

Household Durables–0.06%
Standard Pacific 10.75% 9/15/16	180,000	213,975

		213,975

Household Products–0.03%
#Kimberly-Clark de Mexico SAB de CV 144A 3.80% 4/8/24	100,000	101,873

		101,873

Independent Power Producers & Energy Traders–0.39%
AES
5.50% 3/15/24	405,000	416,137
7.375% 7/1/21	57,000	66,975
#Calpine 144A 6.00% 1/15/22	310,000	335,575

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders (continued)
Exelon Generation 4.25% 6/15/22	405,000	$423,595
#NRG Energy 144A 6.25% 5/1/24	100,000	104,625

		1,346,907

Industrial Conglomerates–0.06%
#Gates Global 144A 6.00% 7/15/22	195,000	195,975

		195,975

Insurance–1.13%
•Allstate 5.75% 8/15/53	235,000	252,844
American International Group 4.125% 2/15/24	305,000	321,692
Berkshire Hathaway Finance 2.90% 10/15/20	225,000	232,059
•Chubb 6.375% 3/29/67	380,000	424,175
#Five Corners Funding Trust 144A 4.419% 11/15/23	225,000	237,681
#Hockey Merger 144A 7.875% 10/1/21	205,000	220,631
•ING US 5.65% 5/15/53	165,000	168,713
#Liberty Mutual Group 144A 4.95% 5/1/22	95,000	104,077
MetLife 3.60% 4/10/24	305,000	311,271
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	570,000
#Onex USI Aquisition 144A 7.75% 1/15/21	40,000	41,300
Prudential Financial
3.50% 5/15/24	140,000	139,868
3.875% 1/14/15	160,000	162,987
•5.625% 6/15/43	165,000	177,322
6.00% 12/1/17	300,000	343,787
•XL Group 6.50% 12/31/49	255,000	252,450

		3,960,857

Internet & Catalog Retail–0.09%
#Netflix 144A 5.75% 3/1/24	300,000	315,000

		315,000

Internet Software & Services–0.52%
Amazon.com 2.50% 11/29/22	215,000	203,737
Baidu
2.75% 6/9/19	200,000	201,009
3.25% 8/6/18	350,000	362,483
eBay 4.00% 7/15/42	125,000	112,166
Equinix
4.875% 4/1/20	108,000	111,240
5.375% 4/1/23	247,000	253,793
#Tencent Holdings 144A 3.375% 5/2/19	200,000	204,724

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
Zayo Group 10.125% 7/1/20	330,000	$383,213

		1,832,365

IT Services–0.21%
First Data 11.75% 8/15/21	150,000	178,687
International Business Machines 3.625% 2/12/24	540,000	555,189

		733,876

Machinery–0.38%
Caterpillar 3.40% 5/15/24	385,000	390,179
Crane
2.75% 12/15/18	60,000	61,431
4.45% 12/15/23	260,000	274,035
Ingersoll-Rand Global Holding 4.25% 6/15/23	410,000	432,124
LSB Industries 7.75% 8/1/19	50,000	53,750
Meritor 6.75% 6/15/21	95,000	102,657

		1,314,176

Media–1.95%
CCO Holdings 5.25% 9/30/22	110,000	112,063
#Cequel Communications Holdings I 144A 6.375% 9/15/20	240,000	256,200
#Columbus International 144A 7.375% 3/30/21	200,000	216,250
CSC Holdings
#144A 5.25% 6/1/24	285,000	281,081
6.75% 11/15/21	85,000	93,819
DIRECTV Holdings 4.45% 4/1/24	570,000	605,584
DISH DBS
5.00% 3/15/23	235,000	239,994
5.875% 7/15/22	155,000	168,563
7.875% 9/1/19	93,000	110,670
Gray Television 7.50% 10/1/20	200,000	216,500
Grupo Televisa SAB 5.00% 5/13/45	200,000	201,398
Historic TW 6.875% 6/15/18	620,000	739,927
Interpublic Group
2.25% 11/15/17	130,000	132,344
4.20% 4/15/24	90,000	93,054
Lamar Media 5.00% 5/1/23	210,000	212,363
#MDC Partners 144A 6.75% 4/1/20	195,000	206,700
#Myriad International Holdings 144A 6.375% 7/28/17	225,000	249,187
#Nielsen Luxembourg 144A 5.50% 10/1/21	130,000	134,875
#Numericable Group 144A 6.00% 5/15/22	200,000	208,250

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
#SES Global Americas Holdings 144A 5.30% 3/25/44	420,000	$449,925
Sinclair Television Group
5.375% 4/1/21	220,000	222,475
6.125% 10/1/22	90,000	94,500
Time Warner 3.55% 6/1/24	35,000	34,822
Time Warner Cable 8.25% 4/1/19	482,000	611,378
#Univision Communications 144A 5.125% 5/15/23	370,000	393,587
Viacom
4.375% 3/15/43	95,000	88,533
5.25% 4/1/44	215,000	228,002
#VTR Finance 144A 6.875% 1/15/24	200,000	215,248

		6,817,292

Metals & Mining–0.80%
AK Steel 7.625% 5/15/20	105,000	108,675
ArcelorMittal 10.35% 6/1/19	410,000	526,850
#Cia Minera Ares 144A 7.75% 1/23/21	200,000	215,500
#FMG Resources August 2006 144A 6.875% 4/1/22	777,000	836,246
#Metalloinvest Finance 144A 6.50% 7/21/16	200,000	209,750
Novelis 8.75% 12/15/20	215,000	239,725
Rio Tinto Finance USA 3.50% 11/2/20	105,000	110,015
Ryerson
9.00% 10/15/17	120,000	128,700
11.25% 10/15/18	50,000	56,000
#Vedanta Resources 144A 6.00% 1/31/19	200,000	207,760
#Yamana Gold 144A 4.95% 7/15/24	170,000	171,454

		2,810,675

Multiline Retail–0.08%
Target
2.30% 6/26/19	120,000	121,016
3.50% 7/1/24	140,000	141,877

		262,893

Multi-Utilities–0.90%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,435,348
CenterPoint Energy 5.95% 2/1/17	10,000	11,176
CMS Energy 6.25% 2/1/20	215,000	255,496
•Integrys Energy Group 6.11% 12/1/66	325,000	334,123
NiSource Finance 6.125% 3/1/22	135,000	159,811

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
Puget Energy 6.00% 9/1/21	130,000	$153,434
SCANA 4.125% 2/1/22	150,000	157,095
•Wisconsin Energy 6.25% 5/15/67	615,000	635,402

		3,141,885

Oil, Gas & Consumable Fuels–4.51%
Chaparral Energy 7.625% 11/15/22	45,000	48,825
Chesapeake Energy 5.75% 3/15/23	315,000	351,603
Cimarex Energy 4.375% 6/1/24	135,000	137,869
CNOOC Nexen Finance 2014 4.25% 4/30/24	290,000	297,943
Continental Resources
4.50% 4/15/23	525,000	561,795
#144A 4.90% 6/1/44	170,000	176,353
Ecopetrol 5.875% 5/28/45	125,000	129,910
El Paso Pipeline Partners Operating 4.30% 5/1/24	385,000	389,674
•Enbridge Energy Partners 8.05% 10/1/37	470,000	531,805
Energy Transfer Partners
5.15% 2/1/43	175,000	180,415
5.95% 10/1/43	390,000	443,237
9.70% 3/15/19	253,000	331,953
Energy XXI Gulf Coast
#144A 6.875% 3/15/24	210,000	214,725
7.50% 12/15/21	135,000	145,125
EnLink Midstream Partners 4.40% 4/1/24	395,000	415,308
•Enterprise Products Operating 7.034% 1/15/68	505,000	576,864
Halcon Resources 8.875% 5/15/21	180,000	194,400
#KazMunayGas National JSC 144A 9.125% 7/2/18	235,000	284,021
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	564,478
Laredo Petroleum 7.375% 5/1/22	235,000	263,787
#Lukoil International Finance 144A 6.125% 11/9/20	200,000	217,250
Midstates Petroleum 9.25% 6/1/21	260,000	286,650
#MIE Holdings 144A 7.50% 4/25/19	200,000	212,164
Murphy Oil USA 6.00% 8/15/23	285,000	301,387
Newfield Exploration 5.625% 7/1/24	195,000	214,987
#Oasis Petroleum 144A 6.875% 3/15/22	200,000	219,000

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Oleoducto Central 144A 4.00% 5/7/21	400,000	$401,000
ONGC Videsh 2.50% 5/7/18	200,000	198,086
Pacific Rubiales Energy
#144A 5.375% 1/26/19	115,000	120,175
#144A 7.25% 12/12/21	205,000	228,575
PDC Energy 7.75% 10/15/22	75,000	84,000
#Pertamina Persero 144A 4.875% 5/3/22	200,000	199,000
Petrobras Global Finance
4.875% 3/17/20	245,000	252,252
6.25% 3/17/24	105,000	112,025
Petrobras International Finance 5.375% 1/27/21	125,000	130,904
Petrohawk Energy 7.25% 8/15/18	415,000	434,713
Petroleos de Venezuela 9.00% 11/17/21	225,000	192,353
Petroleos Mexicanos 6.50% 6/2/41	170,000	198,475
Plains All American Pipeline 8.75% 5/1/19	435,000	560,608
Plains Exploration & Production 6.50% 11/15/20	175,000	196,219
Pride International 6.875% 8/15/20	875,000	1,064,615
#•PTT Exploration & Production 144A 4.875% 12/29/49	295,000	298,540
#Samson Investment 144A 10.75% 2/15/20	245,000	259,394
SandRidge Energy 8.125% 10/15/22	380,000	420,375
Statoil 2.90% 11/8/20	150,000	154,438
Talisman Energy 5.50% 5/15/42	520,000	565,886
•TransCanada PipeLines 6.35% 5/15/67	560,000	584,500
Williams 4.55% 6/24/24	165,000	166,966
Williams Partners
3.90% 1/15/25	220,000	221,490
7.25% 2/1/17	340,000	388,831
#Woodside Finance 144A 8.75% 3/1/19	380,000	482,677
#YPF 144A 8.75% 4/4/24	124,000	129,878

		15,737,503

Paper & Forest Products–0.25%
Fibria Overseas Finance 5.25% 5/12/24	155,000	154,613
Georgia-Pacific 8.00% 1/15/24	520,000	702,438

		857,051

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.56%
Actavis Funding
#144A 3.85% 6/15/24	360,000	$364,639
#144A 4.85% 6/15/44	105,000	106,408
Express Scripts Holding
2.25% 6/15/19	165,000	164,501
3.50% 6/15/24	460,000	456,130
#Salix Pharmaceuticals 144A 6.00% 1/15/21	280,000	301,000
#Valeant Pharmaceuticals International 144A 5.625% 12/1/21	60,000	61,875
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	105,000	111,956
Zoetis 3.25% 2/1/23	400,000	396,413

		1,962,922

Real Estate Investment Trusts–1.22%
Alexandria Real Estate Equities 3.90% 6/15/23	365,000	364,147
American Tower Trust I
#144A 1.551% 3/15/43	95,000	94,698
#144A 3.07% 3/15/23	245,000	242,631
CBL & Associates 5.25% 12/1/23	165,000	176,239
Corporate Office Properties
3.60% 5/15/23	175,000	167,650
5.25% 2/15/24	180,000	193,199
DDR
4.75% 4/15/18	100,000	108,928
7.50% 4/1/17	110,000	127,011
7.875% 9/1/20	365,000	462,443
Duke Realty 3.625% 4/15/23	130,000	129,163
Excel Trust 4.625% 5/15/24	115,000	117,181
Healthcare Trust of America Holdings 3.375% 7/15/21	105,000	105,220
Host Hotels & Resorts
3.75% 10/15/23	190,000	188,652
4.75% 3/1/23	235,000	250,925
5.875% 6/15/19	115,000	123,586
National Retail Properties 3.80% 10/15/22	50,000	51,074
Regency Centers
4.80% 4/15/21	175,000	192,830
5.875% 6/15/17	171,000	192,368
#Trust F 144A 5.25% 12/15/24	200,000	210,500
#WEA Finance 144A 4.625% 5/10/21	240,000	275,693
Weyerhaeuser 4.625% 9/15/23	435,000	471,728

		4,245,866

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Management & Development–0.05%
WP Carey 4.60% 4/1/24	160,000	$166,604

		166,604

Road & Rail–0.22%
Burlington Northern Santa Fe 4.90% 4/1/44	280,000	300,514
#Korea Expressway 144A 1.875% 10/22/17	215,000	216,375
Norfolk Southern
3.85% 1/15/24	165,000	172,060
4.80% 8/15/43	60,000	64,088

		753,037

Semiconductors & Semiconductor Equipment–0.38%
National Semiconductor 6.60% 6/15/17	605,000	700,811
#NXP 144A 5.75% 3/15/23	200,000	210,750
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	417,221

		1,328,782

Software–0.34%
#Activision Blizzard 144A 6.125% 9/15/23	235,000	259,087
#BMC Software Finance 144A 8.125% 7/15/21	315,000	325,631
#MTS International Funding 144A 8.625% 6/22/20	265,000	314,793
Oracle
3.40% 7/8/24	125,000	124,716
4.30% 7/8/34	160,000	159,936

		1,184,163

Specialty Retail–0.34%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	205,000	206,025
QVC 4.375% 3/15/23	360,000	366,346
Sally Holdings 5.75% 6/1/22	175,000	187,250
Signet UK Finance 4.70% 6/15/24	430,000	437,800

		1,197,421

Textiles, Apparel & Luxury Goods–0.07%
Levi Strauss 6.875% 5/1/22	230,000	254,725

		254,725

Transportation Infrastructure–0.03%
#DP World 144A 6.85% 7/2/37	100,000	112,000

		112,000

Wireless Telecommunication Services–0.77%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	995,449

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
#Millicom International Cellular 144A 6.625% 10/15/21	200,000	$216,000
Sprint
#144A 7.125% 6/15/24	340,000	361,250
#144A 7.25% 9/15/21	255,000	282,094
#144A 7.875% 9/15/23	75,000	83,625
Sprint Capital 6.90% 5/1/19	210,000	232,575
T-Mobile USA 6.125% 1/15/22	270,000	287,550
#VimpelCom 144A 7.748% 2/2/21	200,000	220,500

		2,679,043

Total Corporate Bonds (Cost $112,769,720)		119,165,299

MUNICIPAL BONDS–0.46%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	80,000	86,775
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	185,000	135,074
Series A-1 5.75% 6/1/47	205,000	163,041
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	35,000	36,899
Series AA 5.00% 6/15/44	110,000	116,338
New York City, New York Series I 5.00% 8/1/22	75,000	89,301
New York City, New York Water & Sewer System Series BB 5.00% 6/15/47	40,000	43,562
New York State Thruway Authority Series A 5.00% 5/1/19	105,000	122,051
Oregon State Taxable Pension 5.892% 6/1/27	485,000	598,267
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	127,622
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	80,000	96,050

Total Municipal Bonds (Cost $1,456,797)		1,614,980

NON-AGENCY ASSET-BACKED SECURITIES–0.67%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	125,000	136,662
•Ally Master Owner Trust Series 2013-2 A 0.602% 4/15/18	230,000	230,417
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	130,000	129,948
Avis Budget Rental Car Funding AESOP #Series 2011-3A A 144A 3.41% 11/20/17	140,000	146,614

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP (continued)
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	$189,898
#Series 2014-1A A 144A 2.46% 7/20/20	140,000	141,004
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	113,680
Citibank Credit Card Issuance Trust Series 2014-A5 A5 2.68% 6/7/23	185,000	185,652
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	400,402
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	80,869	80,556
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,970
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	18,913	18,932
Mid-State Trust Series 11 A1 4.864% 7/15/38	92,828	98,965
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	195,000	195,068
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15	180,000	181,898

Total Non-Agency Asset-Backed Securities (Cost $2,276,837)		2,349,666

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.26%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	16,219	16,755
Series 2005-6 7A1 5.50% 7/25/20	15,359	15,664
•ChaseFlex Trust Series 2006-1 A4 5.137% 6/25/36	255,000	220,912
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	140,768	141,070
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	32,013	33,602
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	141,919	141,926
MASTR ARM Trust
•Series 2003-6 1A2 2.45% 12/25/33	25,641	25,682

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR ARM Trust (continued)
•Series 2005-6 7A1 5.196% 6/25/35	51,096	$48,490
•Series 2006-2 4A1 2.629% 2/25/36	4,434	4,387
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	81,568	83,300
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	54,519	55,967
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	101,373	103,061

Total Non-Agency Collarterized Mortgage Obligations (Cost $795,833)		890,816

«SENIOR SECURED LOANS–6.08%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	504,263	506,166
Allegion US Holding Tranche B 3.00% 12/26/20	611,925	610,650
ARAMARK Tranche E 3.25% 9/7/19	289,275	287,792
Azure Midstream Tranche B 6.50% 10/21/18	198,271	200,253
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	556,475	558,074
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	372,375	375,401
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	205,000	204,904
Calpine Construction Finance Tranche B 3.00% 5/1/20	633,600	623,436
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	39,491	39,664
Clear Channel Communications Tranche B 3.65% 1/29/16	520,000	517,183
Community Health Systems Tranche D 4.25% 1/27/21	402,937	406,031
Community Health Systems Tranche E 3.25% 1/25/17	104,513	104,933
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	213,839	214,151
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	203,463	206,769
Emdeon 1st Lien 3.75% 11/2/18	306,094	306,764
First Data Tranche B 1st Lien 4.00% 3/24/21	953,637	956,021

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
HCA Tranche B4 2.75% 5/1/18	794,000	$795,985
HCA Tranche B5 1st Lien 2.75% 3/31/17	527,018	528,665
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	751,100	750,931
Huntsman International Tranche B 3.75% 10/11/20	810,000	811,266
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	117,305	117,861
Immucor Tranche B2 5.00% 8/19/18	499,402	501,978
Infor US Tranche B5 1st Lien 3.75% 6/3/20	552,282	550,063
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	604,575	605,709
KIK Custom Products 1st Lien 5.50% 5/17/19	994,984	995,916
Landry’s Tranche B 4.00% 4/24/18	196,647	197,589
Level 3 Financing Tranche B 4.00% 1/15/20	300,000	300,937
Moxie Liberty Tranche B 7.50% 8/21/20	20,000	20,600
National Vision 4.00% 3/6/21	408,975	404,715
NEP Tranche B 1st Lien 4.25% 1/22/20	199,500	200,198
Novelis Tranche B 3.75% 3/10/17	206,791	207,276
Nuveen Investments 1st Lien 4.00% 5/13/17	270,000	270,844
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,045,000	1,056,538
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	121,500	121,775
Patheon 4.25% 1/23/21	360,000	357,750
Ply Gem Industries 1st Lien 4.00% 1/22/21	498,750	499,062
Remy International Tranche B 1st Lien 4.25% 3/5/20	221,428	222,258
Republic of Angola 6.57% 12/16/23	400,000	400,000
Samson Investment 2nd Lien 5.00% 9/25/18	380,000	381,028
Scientific Games International 4.25% 5/22/20	313,425	311,197
Sensus USA 2nd Lien 8.50% 4/13/18	300,000	302,500
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	106,381	106,814

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Sprouts Farmers 4.00% 4/12/20	253,371	$254,057
Stena 1st Lien 4.00% 2/21/21	399,000	399,748
Truven Health Analytics Tranche B 4.50% 5/23/19	54,040	53,702
Univision Communications Tranche C4 4.00% 3/1/20	731,358	732,044
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	206,862	207,864
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	275,180	275,390
Wide Open West Finance 4.75% 3/27/19	1,254,125	1,260,102
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	901,355	904,172

Total Senior Secured Loans (Cost $21,101,337)		21,224,726

ΔSOVEREIGN BONDS–0.73%
Brazil–0.02%
Brazil Notas Do Tesouro Nacional Series F 10.00% 1/1/25	BRL 170,000	64,335

		64,335

Iceland–0.06%
#Republic of Iceland 144A 5.875% 5/11/22	200,000	221,052

		221,052

Indonesia–0.07%
#Indonesia Government International Bond 144A 3.375% 4/15/23	IDR 254,000	236,855

		236,855

Ivory Coast–0.08%
Ivory Coast Government International Bond 5.75% 12/31/32	301,000	293,851

		293,851

Kenya–0.06%
#Kenya Government International Bond 144A 5.875% 6/24/19	200,000	204,400

		204,400

Mexico–0.07%
Mexican Bonos 6.50% 6/10/21	MXN 577,800	47,925

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.50% 6/9/22	MXN 2,017,000	$165,611
7.75% 5/29/31	MXN 457,000	40,362

		253,898

Pakistan–0.06%
#Pakistan Government International Bond 144A 7.25% 4/15/19	200,000	205,500

		205,500

Panama–0.08%
Panama Government International Bond 8.875% 9/30/27	184,000	264,500

		264,500

Republic of Korea–0.06%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW 219,782,650	210,054

		210,054

Romania–0.04%
#Romanian Government International Bond 144A 4.875% 1/22/24	138,000	147,487

		147,487

South Africa–0.01%
South Africa Government Bond 8.00% 12/21/18	ZAR 450,000	43,019

		43,019

Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19	200,000	211,000

		211,000

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK 425,000	62,485

		62,485

Uruguay–0.04%
Uruguay Government International Bond 5.10% 6/18/50	145,000	143,550

		143,550

Total Sovereign Bonds (Cost $2,498,824)		2,561,986

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.15%
#Eurasian Development Bank 5.00% 9/26/20	200,000	$206,600
Inter-American Development Bank 7.25% 7/17/17	IDR 520,000,000	43,754
International Bank for Reconstruction & Development
1.375% 6/23/19	SEK 330,000	49,611
•2.923% 9/24/18	AUD 216,000	203,940
4.625% 2/26/19	NZD 35,000	30,553

Total Supranational Banks (Cost $525,348)		534,458

U.S. TREASURY OBLIGATIONS–2.56%
U.S. Treasury Bonds
3.375% 5/15/44	135,000	135,928
¥3.625% 2/15/44	6,795,000	7,171,912
U.S. Treasury Notes
1.50% 5/31/19	545,000	542,296
2.50% 5/15/24	1,100,000	1,098,539

Total U.S. Treasury Obligations (Cost $8,754,546)		8,948,675

	Number of Shares
MONEY MARKET FUND–0.04%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	127,497	127,497

Total Money Market Fund (Cost $127,497)		127,497

	Principal Amount°
SHORT-TERM INVESTMENTS–5.28%
≠Certificates of Deposit–1.43%
Credit Suisse New York 0.21% 7/10/14	5,000,000	5,000,055

		5,000,055

≠Discounted Commercial Paper–3.85%
Abbey National North America 0.05% 7/1/14	2,065,000	2,065,000
Standard Chartered Bank 0.25% 8/4/14	8,640,000	8,639,213
Total Capital Canada 0.10% 8/19/14	2,720,000	2,719,520

		13,423,733

Total Short-Term Investments (Cost $18,422,590)		18,423,788

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.58% (Cost $303,611,336)	$361,500,816
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.58%)	(12,487,792)

NET ASSETS APPLICABLE TO 21,724,940 SHARES OUTSTANDING–100.00%	$349,013,024

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($301,103,797 / 18,739,460 Shares)	$16.068

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($47,909,227 / 2,985,480 Shares)	$16.047

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$269,260,289
Undistributed net investment income	4,374,469
Accumulated net realized gain on investments	17,571,352
Net unrealized appreciation of investments and derivatives	57,806,914

Total net assets	$349,013,024

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $46,624,265, which represents 13.36% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Of this amount, $19,568,269 represents payable for securities purchased and $691,162 represents payable for fund shares redeemed.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $3,216,841, which represents 0.92% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $276,412, which represents 0.08% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(77,469)	USD	71,000	7/11/14	$(1,594)
BAML	EUR	(31,000)	USD	42,310	7/11/14	(138)
BAML	NZD	(53,261)	USD	46,000	7/11/14	(582)
BCLY	MXN	(941,589)	USD	72,965	7/11/14	460
BNP	AUD	(99,040)	USD	91,409	7/11/14	(1,912)
JPMC	KRW	(175,614,420)	USD	171,120	7/11/14	(2,333)
TD	JPY	(12,095,989)	USD	118,632	7/11/14	(769)
TD	MXN	(3,498,706)	USD	267,252	7/11/14	(2,159)

						$(9,027)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	E-mini MSCI EAFE Index	$ (1,762,416)	$(1,772,010)	9/22/14	$ (9,594)
(34)	E-mini MSCI Emerging Markets Index	(1,770,964)	(1,769,190)	9/22/14	1,774
(18)	E-mini S&P 500 Index	(1,735,509)	(1,757,160)	9/22/14	(21,651)
28	U.S. Treasury Long Bond	3,861,221	3,841,250	9/22/14	(19,971)
(113)	U.S. Treasury 5 yr Notes	(13,515,543)	(13,499,086)	10/6/14	16,457
(41)	U.S. Treasury 10 yr Notes	(5,095,580)	(5,132,047)	9/22/14	(36,467)

		$(20,018,791)			$(69,452)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	CDX.EM.21	$670,000	5.00%	6/20/19	$(11,653)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

DB–Deutsche Bank

ETF–Exchange-Traded Fund

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Net Assets (continued) Summary of Abbreviations: (continued)

EUR–European Monetary Unit

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Delaware Foundation® Conservative Allocation Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$4,170,649
Dividends	2,040,171
Foreign tax withheld	(63,384)

6,147,436

EXPENSES:
Management fees	1,283,490
Reports and statements to shareholders	69,664
Distribution fees-Service Class	58,548
Pricing fees	42,948
Accounting and administration expenses	41,894
Professional fees	31,374
Custodian fees	18,938
Trustees’ fees and expenses	3,579
Consulting fees	1,045
Other	2,009

1,553,489
Less management fees waived	(171,132)
Less expenses reimbursed	(74,546)

Total operating expenses	1,307,811

NET INVESTMENT INCOME	4,839,625

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,171,477
Foreign currencies	(43,235)
Foreign currency exchange contracts	(123,649)
Futures contracts	593,147
Swap contracts	(454,339)

Net realized gain	8,143,401

Net change in unrealized appreciation (depreciation) of:
Investments	5,450,141
Foreign currencies	2,223
Foreign currency exchange contracts	(9,937)
Futures contracts	(586,842)
Swap contracts	(14,894)

Net change in unrealized appreciation (depreciation)	4,840,691

NET REALIZED AND UNREALIZED GAIN	12,984,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,823,717

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,839,625	$8,661,292
Net realized gain	8,143,401	11,914,880
Net change in unrealized appreciation (depreciation)	4,840,691	10,441,908

Net increase in net assets resulting from operations	17,823,717	31,018,080

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,336,117)
Service Class	—	(890,996)
Net realized gain:
Standard Class	—	(5,073,636)
Service Class	—	(788,989)

	—	(13,089,738)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,209,314	16,485,751
Service Class	878,885	2,757,499
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	11,409,753
Service Class	—	1,679,985

	5,088,199	32,332,988

Cost of shares redeemed:
Standard Class	(18,136,086)	(48,079,886)
Service Class	(2,917,971)	(6,384,619)

	(21,054,057)	(54,464,505)

Decrease in net assets derived from capital share transactions	(15,965,858)	(22,131,517)

NET INCREASE (DECREASE) IN NET ASSETS	1,857,859	(4,203,175)

NET ASSETS:
Beginning of period	347,155,165	351,358,340

End of period	$349,013,024	$347,155,165

Undistributed (Distributions in excess of) net investment income	$4,374,469	$(465,156)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund––32

LVIP Delaware Foundation® Conservative Allocation Fund

Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$15.257	$14.502	$13.436	$14.066	$12.957	$10.834

Income (loss) from investment operations:
Net investment income[3]	0.220	0.378	0.404	0.433	0.476	0.402
Net realized and unrealized gain (loss)	0.591	0.963	1.020	(0.132)	0.867	2.065

Total from investment operations	0.811	1.341	1.424	0.301	1.343	2.467

Less dividends and distributions from:
Net investment income	—	(0.329)	(0.358)	(0.931)	(0.234)	(0.344)
Net realized gain	—	(0.257)	—	—	—	—

Total dividends and distributions	—	(0.586)	(0.358)	(0.931)	(0.234)	(0.344)

Net asset value, end of period	$16.068	$15.257	$14.502	$13.436	$14.066	$12.957

Total return[4]	5.32%	9.34%	10.63%	2.23%	10.43%	22.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$301,104	$299,595	$304,270	$318,061	$342,989	$341,991
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.87%	0.88%	0.88%	0.88%	0.92%	0.79%
Ratio of net investment income to average net assets	2.86%	2.51%	2.85%	3.04%	3.56%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.72%	2.36%	2.70%	2.89%	3.37%	3.36%
Portfolio turnover	66%	159%	142%	146%	171%	178%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–33

LVIP Delaware Foundation® Conservative Allocation Fund Financial Highlights[1] (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$15.257	$14.503	$13.438	$14.067	$12.972	$10.841

Income (loss) from investment operations:
Net investment income[3]	0.201	0.340	0.369	0.397	0.442	0.368
Net realized and unrealized gain (loss)	0.589	0.962	1.018	(0.131)	0.866	2.062

Total from investment operations	0.790	1.302	1.387	0.266	1.308	2.430

Less dividends and distributions from:
Net investment income	—	(0.291)	(0.322)	(0.895)	(0.213)	(0.299)
Net realized gain	—	(0.257)	—	—	—	—

Total dividends and distributions	—	(0.548)	(0.322)	(0.895)	(0.213)	(0.299)

Net asset value, end of period	$16.047	$15.257	$14.503	$13.438	$14.067	$12.972

Total return[4]	5.18%	9.07%	10.36%	1.98%	10.15%	22.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,909	$47,560	$47,088	$44,849	$49,303	$50,602
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.12%	1.13%	1.13%	1.13%	1.17%	1.08%
Ratio of net investment income to average net assets	2.61%	2.26%	2.60%	2.79%	3.31%	3.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.47%	2.11%	2.45%	2.64%	3.12%	3.07%
Portfolio turnover	66%	159%	142%	146%	171%	178%

[1]

Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Conservative Allocation Fund–34

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open federal income tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

LVIP Delaware Foundation® Conservative Allocation Fund—35

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class (and 0.98% for the Service Class). This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisors (DIFA) (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $7,442 and $1,931 respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP Delaware Foundation® Conservative Allocation Fund—36

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2014, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$12,981
Management fees payable to LIAC	186,342
Distribution fees payable to LFD	9,810

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$170,314,440
Purchases of U.S. government securities	53,129,329
Sales other than U.S. government securities	187,882,897
Sales of U.S. government securities	46,033,212

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$304,975,663

Aggregate unrealized appreciation	$61,570,076
Aggregate unrealized depreciation	(5,044,923)

Net unrealized appreciation	$56,525,153

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Conservative Allocation Fund––37

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$42,241,036	$443,635	$42,684,671
Common Stock	121,302,200	360,767	—	121,662,967
Corporate Debt	—	143,587,018	400,000	143,987,018
Foreign Debt	—	3,096,444	—	3,096,444
Investment Companies	19,176,613	—	—	19,176,613
Municipal Bonds	—	1,614,980	—	1,614,980
U.S. Treasury Obligations	—	8,948,675	—	8,948,675
Short-Term Investments	—	18,423,788	—	18,423,788
Preferred Stock	1,337,941	440,222	—	1,778,163
Money Market Fund	127,497	—	—	127,497

Total	$141,944,251	$218,712,930	$843,635	$361,500,816

Foreign Currency Exchange Contracts	$—	$(9,027)	$—	$(9,027)

Futures Contracts	$(69,452)	$—	$—	$(69,452)

Swap Contracts	$—	$(11,653)	$—	$(11,653)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	270,911	1,097,042
Service Class	56,731	183,142
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	756,814
Service Class	—	111,584

	327,642	2,148,582

Shares redeemed:
Standard Class	(1,167,448)	(3,198,727)
Service Class	(188,548)	(424,118)

	(1,355,996)	(3,622,845)

Net decrease	(1,028,354)	(1,474,263)

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Foundation® Conservative Allocation Fund––38

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

No options written were outstanding at June 30, 2014.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps-An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at June 30, 2014.

Credit Default Swaps-A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront

LVIP Delaware Foundation® Conservative Allocation Fund––39

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparty for CDS basket trades as determined by an applicable central counterparty. At June 30, 2014, net unrealized depreciation of CDS contracts was $11,653. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2014, the Fund would have received $670,000, less the value of the contracts related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally-The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$ 460	Liabilities net of receivables and other assets	$ (9,487)
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	1,774	Liabilities net of receivables and other assets	(31,245)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	16,457	Liabilities net of receivables and other assets	(56,438)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(11,653)

Total		$18,691		$(108,823)

LVIP Delaware Foundation® Conservative Allocation Fund—40

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(123,649)	$ (9,937)
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(537,159)	(29,471)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,130,306	(557,371)
Credit and interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(454,339)	(14,894)

Total		$15,159	$(611,673)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Forward foreign currency contracts (average cost)	USD	2,543,569	USD	4,260,938
Futures contracts (average notional value)		10,408,035		16,186,727
CDS contracts (average notional value)*	EUR	42,240		—
	USD	613,440		—
Options contracts (average notional value)		372		—

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

LVIP Delaware Foundation® Conservative Allocation Fund—41

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

At June 30, 2014 , the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign currency exchange contracts	$460	$—	$460
Futures contracts - Variation margin[1]	456	—	456

Total	$916	$—	$916

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Barclays Bank	$460	$—	$—	$460
JPMorgan Chase Bank	456	—	—	456

Total	$916	$—	$—	$916

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Credit default swaps	$(11,653)	$—	$(11,653)
Foreign currency exchange contracts	(9,487)	—	(9,487)

Total	$(21,140)	$—	$(21,140)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Bank of America Merrill Lynch	$(2,314)	$—	$—	$(2,314)
Banque Paribas	(1,912)	—	—	(1,912)
JPMorgan Chase Bank	(2,333)	—	—	(2,333)
Morgan Stanley Capital	(11,653)	—	—	(11,653)
Toronto Dominion Bank	(2,928)	—	—	(2,928)

Total	$(21,140)	$—	$—	$(21,140)

1Unrealized appreciation (depreciation) on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Delaware Foundation® Conservative Allocation Fund—42

LVIP Delaware Foundation® Conservative Allocation Fund Notes to Financial Statements (continued) 6. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website http://www.sec.gov.

LVIP Delaware Foundation® Conservative Allocation Fund—43

LVIP Delaware Foundation® Moderate Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Foundation® Moderate Allocation Fund

LVIP Delaware Foundation® Moderate Allocation Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,053.00	0.73%	$3.72
Service Class Shares	1,000.00	1,051.70	0.98%	4.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	51.99%
U.S. Markets	32.77%
Aerospace & Defense	0.92%
Air Freight & Logistics	0.12%
Auto Components	0.42%
Automobiles	0.08%
Banks	1.08%
Beverages	0.16%
Biotechnology	1.08%
Building Products	0.04%
Capital Markets	0.73%
Chemicals	0.59%
Commercial Services & Supplies	0.49%
Communications Equipment	1.17%
Construction & Engineering	0.11%
Consumer Finance	0.09%
Containers & Packaging	0.07%
Diversified Financial Services	0.51%
Diversified Telecommunication Services	0.78%
Electric Utilities	0.44%
Electrical Equipment	0.07%
Electronic Equipment, Instruments & Components	0.11%
Energy Equipment & Services	0.63%
Food & Staples Retailing	1.00%
Food Products	1.15%
Health Care Equipment & Supplies	0.49%
Health Care Providers & Services	0.86%
Hotels, Restaurants & Leisure	0.39%
Household Products	0.19%
Industrial Conglomerates	0.13%
Insurance	1.21%
Internet & Catalog Retail	0.86%
Internet Software & Services	1.71%
IT Services	1.80%
Life Sciences Tools & Services	0.10%
Machinery	0.30%
Media	0.17%
Metals & Mining	0.09%
Multiline Retail	0.13%
Multi-Utilities	0.14%
Oil, Gas & Consumable Fuels	2.75%
Paper & Forest Products	0.10%
Personal Products	0.05%
Pharmaceuticals	2.18%
Professional Services	0.13%
Real Estate Investment Trusts	2.72%
Road & Rail	0.18%
Semiconductors & Semiconductor Equipment	1.00%
Software	1.63%

Security Type/Sector	Percentage of Net Assets
Specialty Retail	0.91%
Technology Hardware, Storage & Peripherals	0.30%
Textiles, Apparel & Luxury Goods	0.37%
Trading Companies & Distributors	0.04%
Developed Markets	11.11%
Air Freight & Logistics	0.31%
Airlines	0.24%
Automobiles	0.62%
Banks	1.31%
Beverages	0.44%
Chemicals	0.17%
Construction & Engineering	0.31%
Construction Materials	0.21%
Containers & Packaging	0.24%
Diversified Telecommunication Services	0.42%
Energy Equipment & Services	0.50%
Food & Staples Retailing	0.18%
Food Products	0.34%
Household Durables	0.16%
Industrial Conglomerates	0.25%
Insurance	0.32%
IT Services	0.43%
Life Sciences Tools & Services	0.05%
Media	0.26%
Metals & Mining	0.40%
Multiline Retail	0.09%
Multi-Utilities	0.12%
Oil, Gas & Consumable Fuels	0.21%
Pharmaceuticals	1.96%
Professional Services	0.31%
Road & Rail	0.22%
Specialty Retail	0.28%
Textiles, Apparel & Luxury Goods	0.42%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.08%
Emerging Markets	8.11%
Airlines	0.07%
Automobiles	0.11%
Banks	1.02%
Beverages	0.39%
Building Products	0.23%
Chemicals	0.11%
Construction & Engineering	0.04%
Construction Materials	0.35%
Diversified Financial Services	0.06%
Diversified Telecommunication Services	0.30%
Electronic Equipment, Instruments & Components	0.24%
Food & Staples Retailing	0.13%
Food Products	0.46%

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

Security Type/Sector	Percentage of Net Assets
Hotels, Restaurants & Leisure	0.08%
Household Durables	0.05%
Insurance	0.08%
Internet Software & Services	0.49%
IT Services	0.03%
Media	0.18%
Metals & Mining	0.17%
Multiline Retail	0.09%
Oil, Gas & Consumable Fuels	1.19%
Paper & Forest Products	0.10%
Personal Products	0.10%
Real Estate Management & Development	0.07%
Road & Rail	0.03%
Semiconductors & Semiconductor Equipment	0.75%
Wireless Telecommunication Services	1.19%
Convertible Preferred Stock	0.19%
Exchange-Traded Funds	8.27%
Preferred Stock	0.32%
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	0.40%
Agency Mortgage-Backed Securities	5.65%
Commercial Mortgage-Backed Securities	0.73%
Convertible Bonds	0.67%
Corporate Bonds	20.37%
Aerospace & Defense	0.08%
Airlines	0.01%
Auto Components	0.32%
Automobiles	0.38%
Beverages	0.17%
Biotechnology	0.43%
Building Products	0.05%
Capital Markets	0.32%
Chemicals	0.41%
Commercial Banks	1.56%
Commercial Services & Supplies	0.58%
Communications Equipment	0.01%
Computers & Peripherals	0.24%
Construction & Engineering	0.01%
Consumer Finance	0.09%
Containers & Packaging	0.40%
Diversified Consumer Services	0.13%
Diversified Financial Services	1.43%
Diversified Telecommunication Services	0.97%
Electric Utilities	1.41%
Electronic Equipment, Instruments & Components	0.15%
Energy Equipment & Services	0.15%
Food Products	0.02%
Gas Utilities	0.07%
Health Care Equipment & Supplies	0.38%
Health Care Providers & Services	0.55%

Security Type/Sector	Percentage of Net Assets
Hotels, Restaurants & Leisure	0.31%
Household Durables	0.04%
Independent Power Producers & Energy Traders	0.24%
Industrial Conglomerates	0.03%
Insurance	0.97%
Internet & Catalog Retail	0.05%
Internet Software & Services	0.40%
IT Services	0.27%
Machinery	0.31%
Media	1.08%
Metals & Mining	0.41%
Multiline Retail	0.05%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	2.92%
Paper & Forest Products	0.22%
Pharmaceuticals	0.32%
Real Estate Investment Trusts	0.87%
Real Estate Management & Development	0.03%
Road & Rail	0.01%
Software	0.27%
Specialty Retail	0.24%
Textiles, Apparel & Luxury Goods	0.03%
Transportation Infrastructure	0.10%
Wireless Telecommunication Services	0.43%
Municipal Bonds	0.21%
Non-Agency Asset-Backed Securities	0.40%
Non-Agency Collateralized Mortgage Obligations	0.18%
Senior Secured Loans	3.53%
Sovereign Bonds	0.52%
Supranational Banks	0.06%
U.S. Treasury Obligations	3.20%
Money Market Fund	2.30%
Short-Term Investment	4.40%
Total Value of Securities	103.39%
Liabilities Net of Receivables and Other Assets	(3.39%)
Total Net Assets	100.00%

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (continued)

.

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teva Pharmaceutical Industries ADR	0.71%
Celgene	0.69%
Microsoft	0.67%
EOG Resources	0.67%
QUALCOMM	0.63%
Visa Class A	0.55%
Walgreen	0.54%
Allergan	0.52%
MasterCard Class A	0.51%
Chevron	0.47%
Total	5.96%

Geography	Percentage of Net Assets
Argentina	0.10%
Australia	0.65%
Barbados	0.19%
Bermuda	0.02%
Brazil	1.27%
Canada	1.46%
Cayman Islands	0.32%
Chile	0.29%
China	1.57%
Colombia	0.13%
Cyprus	0.05%
Denmark	0.56%
France	2.37%
Germany	0.74%
Hong Kong	0.61%
Iceland	0.10%
India	0.62%
Indonesia	0.03%
Ireland	0.37%
Israel	0.72%
Italy	0.50%
Japan	2.09%
Luxembourg	0.61%
Malaysia	0.06%
Mexico	1.08%
Netherlands	0.36%
Norway	0.27%
Panama	0.04%
Poland	0.04%
Republic of Korea	1.87%
Romania	0.03%
Russia	0.54%
South Africa	0.52%
Spain	0.15%
Sri Lanka	0.19%
Sweden	0.40%
Switzerland	0.90%
Taiwan	0.52%
Thailand	0.21%
Turkey	0.34%
United Arab Emirates	0.10%
United Kingdom	1.67%
United States	71.97%
Uruguay	0.03%
Venezuela	0.03%
Total	96.69%

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–51.99%
U.S. MARKETS–32.77%
Aerospace & Defense–0.92%
†Esterline Technologies	580	$66,770
Honeywell International	930	86,443
†KEYW Holding	2,975	37,396
Lockheed Martin	500	80,365
Northrop Grumman	2,700	323,001
Raytheon	3,400	313,650
Rockwell Collins	340	26,568
United Technologies	990	114,296

		1,048,489

Air Freight & Logistics–0.12%
FedEx	570	86,287
†XPO Logistics	1,600	45,792

		132,079

Auto Components–0.42%
Borg Warner	580	37,810
Johnson Controls	7,600	379,468
†Tenneco	950	62,415

		479,693

Automobiles–0.08%
Ford Motor	5,030	86,717

		86,717

Banks–1.08%
BB&T	9,300	366,699
BBCN Bancorp	2,010	32,059
Bryn Mawr Bank	365	10,629
†Capital Bank Financial	585	13,812
Cardinal Financial	1,965	36,274
Citigroup	2,250	105,975
City Holding	735	33,163
†First NBC Bank Holding	895	29,991
Flushing Financial	1,300	26,715
@Independent Bank (Massachusetts)	875	33,583
JPMorgan Chase	2,750	158,455
Park National	148	11,426
Prosperity Bancshares	720	45,072
Sterling Bancorp	2,990	35,880
Susquehanna Bancshares	3,230	34,109
†Texas Capital Bancshares	725	39,114
Webster Financial	1,185	37,375
Wells Fargo	2,670	140,335
†Western Alliance Bancorp	1,600	38,080

		1,228,746

Beverages–0.16%
Coca-Cola	860	36,430
PepsiCo	1,570	140,264

		176,694

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.08%
†Acorda Therapeutics	1,095	$36,912
†Alkermes	930	46,807
†Celgene	9,090	780,649
†Cepheid	830	39,790
†Gilead Sciences	1,890	156,700
†InterMune	1,495	66,004
†NPS Pharmaceuticals	1,145	37,842
†Spectrum Pharmaceuticals	2,465	20,040
†Vertex Pharmaceuticals	420	39,766

		1,224,510

Building Products–0.04%
AAON	1,357	45,487

		45,487

Capital Markets–0.73%
Ameriprise Financial	510	61,200
Bank of New York Mellon	10,000	374,800
BlackRock	200	63,920
Evercore Partners Class A	1,215	70,033
Greenhill	465	22,901
Invesco	1,580	59,645
Raymond James Financial	1,430	72,544
State Street	940	63,224
†Stifel Financial	795	37,643

		825,910

Chemicals–0.59%
Axiall	850	40,179
†Chemtura	1,755	45,858
duPont (E.I.) deNemours	6,040	395,258
Eastman Chemical	900	78,615
Huntsman	1,700	47,770
Innophos Holdings	465	26,770
†Taminco	1,610	37,449

		671,899

Commercial Services & Supplies–0.49%
McGrath RentCorp	1,115	40,976
Republic Services	1,510	57,335
Tetra Tech	1,110	30,525
United Stationers	1,105	45,824
US Ecology	770	37,692
Waste Management	7,800	348,894

		561,246

Communications Equipment–1.17%
Cisco Systems	17,390	432,141
Motorola Solutions	1,728	115,033
†NETGEAR	925	32,162
Plantronics	625	30,031

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	9,040	$715,968

		1,325,335

Construction & Engineering–0.11%
Granite Construction	1,050	37,779
†MasTec	605	18,646
†MYR Group	845	21,404
URS	980	44,933

		122,762

Consumer Finance–0.09%
Capital One Financial	1,190	98,294

		98,294

Containers & Packaging–0.07%
MeadWestvaco	1,730	76,570

		76,570

Diversified Financial Services–0.51%
CME Group	3,050	216,397
IntercontinentalExchange Group	1,915	361,743

		578,140

Diversified Telecommunication Services–0.78%
AT&T	13,650	482,664
Atlantic Tele-Network	430	24,940
=Century Communications	5,000	0
†inContact	3,710	34,095
Verizon Communications	7,000	342,510

		884,209

Electric Utilities–0.44%
Cleco	775	45,686
Edison International	6,650	386,431
OGE Energy	1,600	62,528

		494,645

Electrical Equipment–0.07%
Acuity Brands	130	17,973
Eaton.	820	63,288

		81,261

Electronic Equipment, Instruments & Components–0.11%
Anixter International	450	45,031
†FARO Technologies	850	41,752
†Rofin-Sinar Technologies	1,405	33,776

		120,559

Energy Equipment & Services–0.63%
Bristow Group	275	22,171
†C&J Energy Services	950	32,091
Core Laboratories	140	23,388
Halliburton	5,300	376,353
National Oilwell Varco	670	55,175

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
†Pioneer Energy Services	845	$14,821
†RigNet	985	53,013
Schlumberger	1,190	140,361

		717,373

Food & Staples Retailing–1.00%
Casey’s General Stores	690	48,500
CVS Caremark	5,900	444,683
†Susser Holdings	425	34,306
Walgreen	8,250	611,573

		1,139,062

Food Products–1.15%
Archer-Daniels-Midland	11,280	497,561
General Mills	1,370	71,980
J&J Snack Foods	365	34,354
Kraft Foods Group	5,933	355,683
Mondelez International Class A	9,200	346,012

		1,305,590

Health Care Equipment & Supplies–0.49%
†Align Technology	360	20,174
Baxter International	4,700	339,810
Conmed	965	42,605
CryoLife	2,335	20,898
†DexCom	905	35,892
†Merit Medical Systems	1,385	20,913
†Quidel	1,325	29,296
West Pharmaceutical Services	1,170	49,351

		558,939

Health Care Providers & Services–0.86%
†Air Methods	935	48,293
Cardinal Health	4,500	308,520
†Cross Country Healthcare	2,430	15,844
†Express Scripts Holding	1,430	99,142
Quest Diagnostics	6,000	352,140
UnitedHealth Group	1,470	120,173
†WellCare Health Plans	500	37,330

		981,442

Hotels, Restaurants & Leisure–0.39%
†Buffalo Wild Wings	305	50,542
Carnival	700	26,355
Cheesecake Factory	665	30,869
†Del Frisco’s Restaurant Group	1,095	30,178
Jack in the Box	915	54,754
McDonald’s	1,000	100,740
†Popeyes Louisiana Kitchen	1,150	50,267
Starbucks	1,210	93,630

		437,335

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products–0.19%
Kimberly-Clark	530	$58,947
Procter & Gamble	1,930	151,679

		210,626

Industrial Conglomerates–0.13%
General Electric	5,730	150,584

		150,584

Insurance–1.21%
AFLAC	1,220	75,945
Allstate	6,100	358,192
American Equity Investment Life Holding	1,855	45,633
AMERISAFE	675	27,452
Fidelity & Guaranty Life	1,655	39,621
@Infinity Property & Casualty	405	27,228
Maiden Holdings	150	1,814
Marsh & McLennan	6,800	352,376
Primerica	780	37,323
Progressive	8,975	227,606
Prudential Financial	570	50,599
@Selective Insurance Group	1,265	31,271
Travelers	840	79,019
United Fire Group	880	25,802

		1,379,881

Internet & Catalog Retail–0.86%
†Liberty Interactive Class A	16,400	481,504
†Priceline Group	390	469,170
†Shutterfly	725	31,219

		981,893

Internet Software & Services–1.71%
†Brightcove	3,855	40,632
†eBay	7,875	394,223
†Equinix	1,800	378,162
†Facebook Class A	1,220	82,094
†Google	460	264,629
†Google Class A	685	400,499
@j2 Global	860	43,740
†Marin Software	1,460	17,184
†Rocket Fuel	940	29,225
†SciQuest	1,585	28,039
†Trulia	280	13,266
†Yahoo	3,300	115,929
†Yelp	1,775	136,107

		1,943,729

IT Services–1.80%
Accenture Class A	1,100	88,924
†ExlService Holdings	580	17,081
International Business Machines	140	25,378

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
†InterXion Holding	1,180	$32,308
MasterCard Class A	7,950	584,087
†TeleTech Holdings	1,240	35,948
†Teradata	4,225	169,845
†VeriFone Systems	3,350	123,113
Visa Class A	2,950	621,595
Xerox	27,900	347,076

		2,045,355

Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific	950	112,100

		112,100

Machinery–0.30%
Barnes Group	1,375	52,993
Caterpillar	290	31,514
†Chart Industries	220	18,203
Columbus McKinnon	1,350	36,517
Cummins	310	47,830
Deere	380	34,409
ESCO Technologies	665	23,036
Kadant	1,045	40,180
Parker Hannifin	480	60,350

		345,032

Media–0.17%
Cinemark Holdings	580	20,509
Comcast Special Class A	1,670	89,061
National CineMedia	1,615	28,279
Regal Entertainment Group Class A	960	20,256
Viacom Class B	450	39,029

		197,134

Metals & Mining–0.09%
Kaiser Aluminum	450	32,791
Materion	685	25,338
US Silica Holdings	360	19,958
Worthington Industries	500	21,520

		99,607

Multiline Retail–0.13%
Macy’s	1,410	81,808
Nordstrom	980	66,571

		148,379

Multi-Utilities–0.14%
MDU Resources Group	1,790	62,829
NorthWestern	715	37,316
Sempra Energy	580	60,732

		160,877

Oil, Gas & Consumable Fuels–2.75%
†Bonanza Creek Energy	205	11,724

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Carrizo Oil & Gas	765	$52,984
Chevron	4,130	539,171
ConocoPhillips	4,400	377,212
†Diamondback Energy	360	31,968
EOG Resources	6,500	759,590
Exxon Mobil	1,520	153,034
†@Jones Energy Class A	1,460	29,930
†Kodiak Oil & Gas	2,620	38,121
Marathon Oil	10,880	434,330
Occidental Petroleum	4,410	452,598
†Parsley Energy Class A	350	8,425
†Rosetta Resources	825	45,251
†RSP Permian	540	17,518
Williams	3,025	176,085

		3,127,941

Paper & Forest Products–0.10%
†Boise Cascade	1,210	34,654
International Paper	780	39,367
Neenah Paper	690	36,673

		110,694

Personal Products–0.05%
Avon Products	4,100	59,901

		59,901

Pharmaceuticals–2.18%
AbbVie	2,080	117,395
†Akorn	1,050	34,913
Allergan	3,475	588,039
†Auxilium Pharmaceuticals	1,870	37,512
Johnson & Johnson	3,620	378,724
†Medicines	640	18,598
Merck	8,650	500,403
Perrigo	1,465	213,538
Pfizer	17,299	513,434
†Prestige Brands Holdings	785	26,604
Zoetis	1,450	46,792

		2,475,952

Professional Services–0.13%
Kforce	2,120	45,898
Nielsen Holdings	1,080	52,283
†WageWorks	960	46,282

		144,463

Real Estate Investment Trusts–2.72%
American Campus Communities	475	18,164
American Tower	930	83,681
Apartment Investment & Management	775	25,009
AvalonBay Communities	550	78,205
Boston Properties	725	85,681

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Brandywine Realty Trust	2,350	$36,660
Camden Property Trust	325	23,124
Corporate Office Properties Trust	625	17,381
Cousins Properties	1,500	18,675
Crown Castle International	7,025	521,677
DCT Industrial Trust	6,410	52,626
DDR	2,700	47,601
Douglas Emmett	1,475	41,625
Duke Realty	2,900	52,664
DuPont Fabros Technology	1,455	39,227
EastGroup Properties	465	29,867
EPR Properties	1,225	68,441
Equity Lifestyle Properties	400	17,664
Equity One	775	18,282
Equity Residential	1,450	91,350
Essex Property Trust	300	55,473
Extra Space Storage	400	21,300
Federal Realty Investment Trust	150	18,138
First Industrial Realty Trust	1,675	31,557
First Potomac Realty Trust	900	11,808
General Growth Properties	3,125	73,625
Health Care REIT	425	26,635
Healthcare Realty Trust	850	21,607
Healthcare Trust of America	1,550	18,662
Highwoods Properties	850	35,657
Host Hotels & Resorts	5,165	113,682
Kilroy Realty	500	31,140
Kimco Realty	1,550	35,619
Kite Realty Group Trust	6,810	41,813
LaSalle Hotel Properties	1,900	67,051
Lexington Realty Trust	1,775	19,543
Liberty Property Trust	425	16,120
LTC Properties	150	5,856
Macerich	450	30,037
National Retail Properties	1,985	73,822
Pebblebrook Hotel Trust	600	22,176
Post Properties	525	28,067
Prologis	2,050	84,235
PS Business Parks	250	20,873
Public Storage	400	68,540
Ramco-Gershenson Properties Trust	3,335	55,428
Regency Centers	650	36,192
RLJ Lodging Trust	900	26,001
Sabra Health Care REIT	450	12,919
Simon Property Group	1,225	203,693
SL Green Realty	575	62,911
Sovran Self Storage	465	35,921
Spirit Realty Capital	2,250	25,560
†Strategic Hotels & Resorts	2,400	28,104
Tanger Factory Outlet Centers	875	30,599
Taubman Centers	225	17,057

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
UDR	1,350	$38,651
Ventas	1,225	78,523
Vornado Realty Trust	825	88,052
†Washington Prime Group	612	11,469

		3,091,720

Road & Rail–0.18%
Hunt (J.B.) Transport Services	620	45,744
†Roadrunner Transportation Systems	1,340	37,654
Union Pacific	1,260	125,685

		209,083

Semiconductors & Semiconductor Equipment–1.00%
†Applied Micro Circuits	3,380	36,538
Avago Technologies	690	49,728
Broadcom Class A	11,000	408,320
Intel	15,930	492,237
†Semtech	1,515	39,617
†Synaptics	515	46,680
Texas Instruments	1,260	60,215

		1,133,335

Software–1.63%
†Adobe Systems	7,150	517,374
†Callidus Software	1,180	14,089
†Guidewire Software	735	29,885
Intuit	4,450	358,359
Microsoft	18,270	761,859
†Proofpoint	1,260	47,200
†Rally Software Development	2,545	27,715
†salesforce.com	990	57,499
†SS&C Technologies Holdings	815	36,039

		1,850,019

Specialty Retail–0.91%
DSW Class A	1,400	39,116
†Express	1,370	23,331
L Brands	6,075	356,359
Lowe’s	7,800	374,322
†Sally Beauty Holdings	6,025	151,107
Tractor Supply	630	38,052
†Urban Outfitters	1,460	49,436

		1,031,723

Technology Hardware, Storage & Peripherals–0.30%
Apple	2,590	240,689
EMC	3,980	104,833

		345,522

Textiles, Apparel & Luxury Goods–0.37%
†G-III Apparel Group	730	59,612
†Iconix Brand Group	1,250	53,675
†Madden (Steven)	1,491	51,124

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	3,250	$252,037

		416,448

Trading Companies & Distributors–0.04%
Applied Industrial Technologies	930	47,179
†NOW	1	18

		47,197

Total U.S. Markets (Cost $22,141,374)		37,222,181

§DEVELOPED MARKETS–11.11%
Air Freight & Logistics–0.31%
Deutsche Post	9,746	352,434

		352,434

Airlines–0.24%
@Westjet Airlines Class VV	11,043	271,197

		271,197

Automobiles–0.62%
Bayerische Motoren Werke	1,646	208,746
Toyota Motor	8,200	492,413

		701,159

Banks–1.31%
Mitsubishi UFJ Financial Group	63,600	389,830
Nordea Bank	30,672	432,795
Standard Chartered	19,209	392,553
UniCredit	33,075	276,936

		1,492,114

Beverages–0.44%
Carlsberg Class B	2,799	301,501
Coca-Cola Amatil	22,323	199,160

		500,661

Chemicals–0.17%
Syngenta ADR	2,600	194,480

		194,480

Construction & Engineering–0.31%
Vinci	4,660	348,386

		348,386

Construction Materials–0.21%
Lafarge	2,706	234,909

		234,909

Containers & Packaging–0.24%
Rexam	29,463	269,787

		269,787

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.42%
Nippon Telegraph & Telephone	7,574	$472,314

		472,314

Energy Equipment & Services–0.50%
†Saipem	10,901	294,046
Subsea 7	14,601	272,382

		566,428

Food & Staples Retailing–0.18%
Tesco	42,683	207,620

		207,620

Food Products–0.34%
†Aryzta	4,142	392,319

		392,319

Household Durables–0.16%
Techtronic Industries	58,000	185,966

		185,966

Industrial Conglomerates–0.25%
Koninklijke Philips Electronics	9,103	288,860

		288,860

Insurance–0.32%
AXA	15,450	369,259

		369,259

IT Services–0.43%
†CGI Group Class A	13,865	491,516

		491,516

Life Sciences Tools & Services–0.05%
†ICON	1,095	51,585

		51,585

Media–0.26%
Publicis Groupe	3,517	298,281

		298,281

Metals & Mining–0.40%
Anglo American ADR	2,500	30,563
AuRico Gold	19,100	81,638
Rio Tinto	4,482	238,458
Yamana Gold	13,026	107,202

		457,861

Multiline Retail–0.09%
Don Quijote	1,900	105,957

		105,957

Multi-Utilities–0.12%
National Grid	9,217	132,513

		132,513

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.21%
Total	3,267	$236,103

		236,103

Pharmaceuticals–1.96%
Novartis	4,823	436,699
Novo Nordisk ADR	7,225	333,723
Sanofi	3,708	393,888
Stada Arzneimittel	5,140	244,815
Teva Pharmaceutical Industries ADR	15,500	812,510

		2,221,635

Professional Services–0.31%
Teleperformance	5,729	351,078

		351,078

Road & Rail–0.22%
East Japan Railway	3,166	249,336

		249,336

Specialty Retail–0.28%
Nitori Holdings	5,740	313,869

		313,869

Textiles, Apparel & Luxury Goods–0.42%
Kering	826	181,130
Yue Yuen Industrial Holdings	89,000	297,993

		479,123

Trading Companies & Distributors–0.26%
ITOCHU	22,714	291,674

		291,674

Wireless Telecommunication Services–0.08%
KDDI	928	56,597
Vodafone Group	9,214	30,752

		87,349

Total Developed Markets (Cost $8,676,144)		12,615,773

×EMERGING MARKETS–8.11%
Airlines–0.07%
Gol Linhas Aereas Inteligentes ADR	14,500	79,460

		79,460

Automobiles–0.11%
Hyundai Motor	225	51,025
Mahindra & Mahindra	3,707	70,807

		121,832

Banks–1.02%
Banco Santander Brasil ADR	10,000	69,200
Bangkok Bank	17,130	101,914
China Construction Bank	102,028	77,142
Grupo Financiero Banorte	13,700	97,960

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
ICICI Bank ADR	2,000	$99,800
Industrial & Commercial Bank of China	169,406	107,103
Itau Unibanco Holding ADR	6,908	99,337
KB Financial Group ADR	4,078	141,751
Powszechna Kasa Oszczednosci Bank Polski	3,440	42,703
=Sberbank	44,480	110,602
Shinhan Financial Group	2,177	100,783
Standard Bank Group	8,086	110,219

		1,158,514

Beverages–0.39%
†Anadolu Efes Biracilik Ve Malt Sanayii	8,211	100,545
Cia Cervecerias Unidas ADR	2,000	46,840
Fomento Economico Mexicano ADR	1,100	103,015
@Lotte Chilsung Beverage	88	152,870
Tsingtao Brewery	5,305	41,480

		444,750

Building Products–0.23%
@KCC	426	259,725

		259,725

Chemicals–0.11%
Braskem ADR	5,300	68,105
Sociedad Quimica y Minera de Chile ADR	1,800	52,758

		120,863

Construction & Engineering–0.04%
†Empresas ICA ADR	6,200	48,484

		48,484

Construction Materials–0.35%
†Cemex ADR	11,234	148,626
†Cemex Latam Holdings	12,152	119,093
Siam Cement	2,299	32,316
Siam Cement NVDR	1,800	25,080
Ultratech Cement	1,758	75,868

		400,983

Diversified Financial Services–0.06%
Remgro	3,086	66,724

		66,724

Diversified Telecommunication Services–0.30%
China Telecom	98,000	47,923
China Unicom Hong Kong ADR	3,900	59,787
Chunghwa Telecom ADR	1,903	61,010
KT ADR	7,400	112,036
Telefonica Brasil ADR	2,880	59,069

		339,825

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.24%
Hon Hai Precision Industry	57,879	$193,752
†LG Display ADR	4,800	75,696

		269,448

Food & Staples Retailing–0.13%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	83,394
Wal-Mart de Mexico Series V	23,759	63,684

		147,078

Food Products–0.46%
Brasil Foods ADR	7,040	171,142
China Mengniu Dairy	18,000	83,261
@Lotte Confectionery	61	116,455
Tingyi Cayman Islands Holding	22,000	61,597
@Uni-President China Holdings	123,600	94,729

		527,184

Hotels, Restaurants & Leisure–0.08%
@Arcos Dorados Holdings	7,700	86,240

		86,240

Household Durables–0.05%
LG Electronics	786	57,707

		57,707

Insurance–0.08%
Samsung Life Insurance	844	85,067

		85,067

Internet Software & Services–0.49%
†Baidu ADR	2,000	373,620
†SINA	1,500	74,655
†Sohu.com	1,900	109,611

		557,886

IT Services–0.03%
†WNS Holdings ADR	1,993	38,226

		38,226

Media–0.18%
Grupo Televisa ADR	5,900	202,429

		202,429

Metals & Mining–0.17%
†Anglo American Platinum	885	38,359
†ArcelorMittal South Africa	5,092	14,868
@Gerdau	3,800	18,043
Gerdau ADR	2,800	16,492
Impala Platinum Holdings	2,077	20,868
Vale ADR	6,700	88,641

		197,271

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.09%
Woolworths Holdings	13,735	$100,905

		100,905

Oil, Gas & Consumable Fuels–1.19%
Cairn India	9,217	56,022
China Petroleum & Chemical	52,750	50,297
CNOOC ADR	300	53,787
†Gazprom ADR	16,700	145,541
LUKOIL ADR	1,700	101,694
PetroChina ADR	800	100,440
Petroleo Brasileiro ADR	13,300	194,579
PTT - Foreign	8,324	81,598
#@Reliance Industries GDR 144A	10,900	366,785
†Rosneft GDR	10,900	79,733
Sasol ADR	1,500	88,680
Tambang Batubara Bukit Asam
Persero	34,500	31,212

		1,350,368

Paper & Forest Products–0.10%
†Fibria Celulose ADR	7,831	76,117
Nine Dragons Paper Holdings	53,000	36,038

		112,155

Personal Products–0.10%
†Hypermarcas	13,700	118,567

		118,567

Real Estate Management & Development–0.07%
#@=Etalon Group GDR 144A	3,000	13,314
@UEM Sunrise	111,206	70,305

		83,619

Road & Rail–0.03%
America Latina Logistica	9,550	35,922

		35,922

Semiconductors & Semiconductor Equipment–0.75%
MediaTek	7,000	118,336
Samsung Electronics	396	517,304
Taiwan Semiconductor Manufacturing	19,204	81,322
Taiwan Semiconductor Manufacturing ADR	3,500	74,865
United Microelectronics	121,600	60,856

		852,683

Wireless Telecommunication Services–1.19%
America Movil ADR	6,200	128,650
China Mobile	13,298	129,028
China Mobile ADR	1,600	77,776
†MegaFon GDR	3,300	103,950
Mobile Telesystems ADR	2,900	57,246
MTN Group	3,319	69,886

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
SK Telecom ADR	15,100	$391,694
Tim Participacoes ADR	8,700	252,561
†Turkcell Iletisim Hizmetleri ADR	4,200	65,520
Vodacom Group	5,683	70,225

		1,346,536

Total Emerging Markets
(Cost $7,705,047)		9,210,451

Total Common Stock
(Cost $38,522,565)		59,048,405

CONVERTIBLE PREFERRED STOCK–0.19%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	475	10,821
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	10	11,671
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	15	19,041
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	293	16,891
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	200	10,789
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	12	14,562
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	17	22,115
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,655
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	595	30,291
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	475	15,181
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	171	19,451
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	20,638

Total Convertible Preferred Stock
(Cost $199,778)		210,106

LVIP Delaware Foundation® Moderate Allocation Fund—12

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–8.27%
iShares MSCI EAFE Growth Index ETF	66,860	$4,844,007
iShares MSCI EAFE Index ETF	14,050	960,599
Vanguard FTSE Developed Markets ETF	84,240	3,587,782

Total Exchange-Traded Funds
(Cost $6,662,627)		9,392,388

PREFERRED STOCK–0.32%
Alabama Power 5.625%	1,650	41,003
#Ally Financial 144A 7.00%	200	201,506
•Integrys Energy Group 6.00%	1,900	49,989
National Retail Properties 5.70%	950	21,698
Public Storage 5.20%	1,000	22,140
•Regions Financial 6.375%	1,200	30,888

Total Preferred Stock
(Cost $360,928)		367,224

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.492% 11/25/32	385	352

Total Agency Asset-Backed Security
(Cost $385)		352

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	10,174	11,824
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,747	5,420
Series 2003-26 AT 5.00% 11/25/32	17,342	18,063
Series 2010-41 PN 4.50% 4/25/40	40,000	43,240
•*Series 2012-122 SD 5.948% 11/25/42	91,152	20,097
*Series 2013-26 ID 3.00% 4/25/33	91,863	15,286
*Series 2013-38 AI 3.00% 4/25/33	90,009	14,327
*Series 2013-44 DI 3.00% 5/25/33	180,817	30,480
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	3,643	4,135
Series 2326 ZQ 6.50% 6/15/31	16,178	18,379
Series 2557 WE 5.00% 1/15/18	10,625	11,194

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3656 PM 5.00% 4/15/40	70,000	$77,577
Series 4065 DE 3.00% 6/15/32	5,000	4,791
*Series 4185 LI 3.00% 3/15/33	92,272	15,654
*Series 4191 CI 3.00% 4/15/33	93,020	15,715
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	12,709	14,472
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	102,571
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	30,000	31,135

Total Agency Collateralized Mortgage Obligations
(Cost $438,391)		454,360

AGENCY MORTGAGE-BACKED SECURITIES–5.65%
Fannie Mae 6.50% 8/1/17	1,950	2,037
Fannie Mae ARM
•2.118% 3/1/38	3,089	3,280
•2.305% 4/1/36	3,031	3,218
•2.415% 5/1/43	24,738	24,668
•2.44% 11/1/35	2,206	2,364
•2.546% 6/1/43	8,984	9,014
•3.201% 4/1/44	41,865	43,214
•3.279% 3/1/44	34,836	36,137
•3.296% 9/1/43	31,383	32,372
•5.807% 8/1/37	5,323	5,701
Fannie Mae Relocation 30 yr 5.00% 11/1/34	1,313	1,444
Fannie Mae S.F. 15 yr
2.50% 10/1/27	27,914	28,394
2.50% 2/1/28	64,641	65,754
3.00% 11/1/27	6,079	6,323
3.00% 5/1/28	6,252	6,505
3.50% 7/1/26	19,921	21,137
4.00% 4/1/24	9,674	10,344
4.00% 5/1/25	15,536	16,642
4.00% 6/1/25	56,455	60,483
4.00% 11/1/25	71,166	76,246
4.00% 12/1/26	26,712	28,561
4.00% 5/1/27	54,566	58,465
4.50% 4/1/18	2,888	3,067
5.00% 5/1/21	5,833	6,209
5.50% 4/1/23	6,532	7,175
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	190,000	192,998
3.00% 7/1/29	426,000	442,507
3.50% 7/1/29	551,000	583,974
Fannie Mae S.F. 20 yr
3.00% 8/1/33	12,354	12,608
3.00% 9/1/40	22,952	23,424
3.50% 4/1/33	3,582	3,753

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.50% 9/1/33	17,143	$17,960
4.00% 2/1/31	19,535	21,024
5.00% 11/1/23	1,536	1,707
6.00% 9/1/29	15,122	17,141
Fannie Mae S.F. 30 yr
3.00% 7/1/42	23,852	23,591
3.00% 10/1/42	368,675	364,663
3.00% 12/1/42	60,545	59,882
3.00% 1/1/43	143,451	141,880
3.00% 2/1/43	13,979	13,825
3.00% 4/1/43	88,607	87,637
3.00% 5/1/43	60,070	59,411
4.00% 11/1/40	8,676	9,220
4.00% 1/1/41	39,624	42,111
4.00% 1/1/43	20,684	21,982
4.00% 5/1/43	18,747	19,955
4.00% 8/1/43	10,419	11,073
4.50% 7/1/36	6,926	7,504
4.50% 11/1/40	20,439	22,150
4.50% 3/1/41	32,471	35,183
4.50% 4/1/41	59,009	63,959
4.50% 10/1/41	6,367	6,898
5.00% 2/1/35	7,006	7,817
5.00% 7/1/35	11,466	12,766
5.00% 10/1/35	25,990	28,897
5.00% 11/1/35	8,098	9,007
5.00% 4/1/37	6,879	7,651
5.00% 8/1/37	2,256	2,510
5.00% 2/1/38	7,395	8,226
5.50% 12/1/32	1,426	1,603
5.50% 2/1/33	21,294	23,959
5.50% 11/1/34	7,822	8,800
5.50% 12/1/34	78,514	88,320
5.50% 3/1/35	4,632	5,202
5.50% 6/1/35	6,693	7,488
5.50% 1/1/36	4,553	5,116
5.50% 7/1/36	2,257	2,538
5.50% 1/1/37	340	381
5.50% 2/1/37	17,816	19,935
5.50% 4/1/37	27,040	30,565
5.50% 8/1/37	314	353
5.50% 1/1/38	393	440
5.50% 2/1/38	8,589	9,655
5.50% 6/1/38	1,113	1,245
5.50% 9/1/38	44,352	49,776
5.50% 10/1/39	73,404	82,123
5.50% 7/1/40	21,957	24,565
6.00% 6/1/36	2,661	3,005
6.00% 9/7/36	36,324	41,038
6.00% 2/1/37	9,040	10,213
6.00% 5/1/37	25,702	28,926
6.00% 8/1/37	21,654	24,455

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/37	3,390	$3,829
6.00% 11/1/37	3,866	4,362
6.00% 5/1/38	37,731	42,521
6.00% 7/1/38	1,161	1,306
6.00% 10/1/38	36,822	41,444
6.00% 1/1/39	14,839	16,713
6.00% 9/1/39	126,771	142,780
6.00% 3/1/40	12,744	14,343
6.00% 9/1/40	11,471	12,924
6.50% 2/1/36	8,128	9,306
7.50% 6/1/31	6,317	7,545
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	123,000	121,511
3.50% 7/1/44	269,000	276,902
4.00% 7/1/44	621,000	659,036
4.00% 8/1/44	221,000	233,837
4.50% 7/1/44	836,000	905,362
5.00% 7/1/44	45,000	49,971
5.50% 7/1/44	11,000	12,315
Freddie Mac ARM
•2.265% 10/1/36	3,936	4,182
•2.356% 7/1/36	2,782	2,966
•2.464% 4/1/34	1,569	1,677
•2.53% 1/1/44	80,651	82,559
Freddie Mac S.F. 15 yr
3.50% 10/1/26	7,269	7,702
4.50% 8/1/24	24,280	26,177
4.50% 7/1/25	4,960	5,337
4.50% 6/1/26	10,820	11,613
5.00% 6/1/18	2,071	2,198
5.50% 6/1/20	2,500	2,677
Freddie Mac S.F. 20 yr 3.50% 1/1/34	34,031	35,581
Freddie Mac S.F. 30 yr
3.00% 10/1/42	27,231	26,937
3.00% 11/1/42	21,463	21,270
4.00% 11/1/40	14,565	15,451
4.00% 12/1/40	1,723	1,828
4.00% 2/1/42	7,962	8,446
4.50% 6/1/39	4,738	5,129
4.50% 10/1/39	11,221	12,151
5.50% 12/1/34	3,076	3,457
5.50% 6/1/36	2,143	2,400
5.50% 11/1/36	4,388	4,909
5.50% 12/1/36	1,121	1,250
5.50% 6/1/38	2,552	2,844
5.50% 3/1/40	10,953	12,208
5.50% 8/1/40	25,465	28,385
5.50% 1/1/41	11,238	12,527
6.00% 2/1/36	6,684	7,574
6.00% 1/1/38	4,603	5,167

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 6/1/38	12,391	$13,911
6.00% 8/1/38	36,517	41,299
6.00% 5/1/40	5,224	5,870
6.50% 4/1/39	20,027	22,567
7.00% 11/1/33	2,776	3,198
GNMA I S.F. 30 yr
5.00% 6/15/40	7,022	7,747
7.50% 1/15/32	1,742	2,132

Total Agency Mortgage-Backed Securities (Cost $6,352,526)		6,420,682

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.73%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	9,715	10,428
•Series 2007-4 AM 6.015% 2/10/51	10,000	11,193
•CD Commercial Mortgage Trust Series 2005-CD1 C 5.401% 7/15/44	25,000	25,988
COMM Mortgage Trust Series 2014-CCRE18 3.828% 7/15/47	65,000	67,966
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.643% 2/15/39	3,066	3,102
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.73% 11/10/46	100,000	114,213
FREMF Mortgage Trust
#•Series 2010-K7 B 144A 5.618% 4/25/20	10,000	11,299
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,433
#•Series 2012-K708 B 144A 3.891% 2/25/45	70,000	73,510
#•Series 2013-K712 144A 3.483% 5/25/45	95,000	97,262
#•Series 2013-K713 144A 3.274% 4/25/46	65,000	65,612
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	18,823	19,209
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	21,131
#Hilton USA Trust Series 2013-HLT 144A 3.367% 11/5/30	100,000	102,684

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.654% 8/12/37	10,000	$10,834
•Series 2005-LDP5 5.56% 12/15/44	20,000	20,836
Series 2006-LDP8 AM 5.44% 5/15/45	39,000	42,267
Series 2011-C5 A3 4.171% 8/15/46	40,000	43,408
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,657	3,779
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,318
•Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.376% 11/14/42	50,000	52,270

Total Commercial Mortgage-Backed Securities (Cost $812,138)		822,742

CONVERTIBLE BONDS–0.67%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	29,000	23,853
Alere 3.00% exercise price $43.98, expiration date 5/15/16	14,000	15,566
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	8,000	8,530
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	21,000	22,378
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	15,000	15,872
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	25,000	27,578
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	15,000	16,472
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	14,000	13,720
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	24,000	21,975

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	15,000	$14,531
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	14,000	19,294
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	12,000	8,340
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	25,000	24,781
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	7,000	17,885
fGeneral Cable 4.50% exercise price $35.64, expiration date 11/15/29	28,000	27,825
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	7,000	25,528
fHologic 2.00% exercise price $31.17, expiration date 2/27/42	19,000	20,817
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	6,000	12,908
Intel 3.25% exercise price $21.71, expiration date 8/1/39 .	9,000	13,899
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	14,000	15,024
#Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30	7,000	11,384
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	25,000	33,625
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	21,000	21,814
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	34,000	33,979
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	28,000	29,890
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	12,000	17,647
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	23,291

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	13,000	$26,374
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	28,000	32,165
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	18,000	13,601
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	12,000	24,473
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	6,000	20,093
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	15,094
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	16,000	14,050
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	17,021
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	27,344
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20	9,000	9,478
•Vector Group 2.50% exercise price $17.62, expiration date 1/14/19	7,000	9,391
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	8,000	12,175

Total Convertible Bonds (Cost $630,987)		759,665

CORPORATE BONDS–20.37%
Aerospace & Defense–0.08%
TransDigm
#144A 6.00% 7/15/22	30,000	30,863
#144A 6.50% 7/15/24	20,000	20,850
7.50% 7/15/21	30,000	33,375

		85,088

Airlines–0.01%
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	15,000	15,206

		15,206

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Components–0.32%
American Axle & Manufacturing 6.25% 3/15/21		25,000	$27,000
Delphi
4.15% 3/15/24		105,000	109,239
5.00% 2/15/23		20,000	21,550
6.125% 5/15/21		50,000	56,005
Magna International 3.625% 6/15/24		45,000	45,456
TRW Automotive
#144A 4.45% 12/1/23		80,000	82,200
#144A 4.50% 3/1/21		25,000	26,437

			367,887

Automobiles–0.38%
Daimler 2.75% 12/10/18	NOK	200,000	33,360
Ford Motor 7.45% 7/16/31		45,000	60,323
General Motors
#144A 3.50% 10/2/18		40,000	41,000
#144A 6.25% 10/2/43		25,000	28,813
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,409
#Jaguar Land Rover Automotive
144A 5.625% 2/1/23		150,000	159,937
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	4,943
3.04% 12/20/16	NZD	60,000	50,184
Volkswagen Financial Services
2.25% 5/15/17	NOK	30,000	4,929

			428,898

Beverages–0.17%
Constellation Brands
6.00% 5/1/22		15,000	16,913
#Pernod-Ricard 144A
5.75% 4/7/21		150,000	172,678

			189,591

Biotechnology–0.43%
Amgen 3.625% 5/22/24		155,000	156,687
Celgene
3.625% 5/15/24		10,000	10,044
3.95% 10/15/20		150,000	158,415
4.625% 5/15/44		15,000	15,084
Gilead Sciences 3.70% 4/1/24		110,000	113,097
Immucor 11.125% 8/15/19		30,000	33,600

			486,927

Building Products–0.05%
#Masonite International 144A
8.25% 4/15/21		15,000	16,425
Nortek 8.50% 4/15/21		35,000	38,850

			55,275

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets–0.32%
Bank of New York Mellon
3.40% 5/15/24		20,000	$20,281
Jefferies Group
5.125% 1/20/23		20,000	21,479
6.45% 6/8/27		30,000	34,191
6.50% 1/20/43		10,000	11,068
Lazard Group
4.25% 11/14/20		10,000	10,492
6.85% 6/15/17		105,000	119,206
#Nuveen Investments 144A
9.50% 10/15/20		25,000	29,750
•RBS Capital Trust I
2.099% 12/29/49		30,000	30,150
State Street 3.10% 5/15/23		90,000	88,549

			365,166

Chemicals–0.41%
CF Industries
5.15% 3/15/34		30,000	32,061
6.875% 5/1/18		105,000	123,556
7.125% 5/1/20		30,000	36,998
Eastman Chemical
4.65% 10/15/44		55,000	54,648
Monsanto
3.375% 7/15/24		10,000	10,087
4.40% 7/15/44		100,000	100,633
Mosaic 5.625% 11/15/43		70,000	80,071
PolyOne 5.25% 3/15/23		15,000	15,487
#TPC Group 144A
8.75% 12/15/20		15,000	16,687

			470,228

Commercial Banks–1.56%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	50,000	47,397
•3.548% 11/6/18	AUD	49,000	46,522
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	210,750
BB&T 5.25% 11/1/19		122,000	138,699
#BBVA Bancomer 144A
6.50% 3/10/21		150,000	169,875
City National 5.25% 9/15/20		40,000	45,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.00% 1/11/22	EUR	10,000	16,057
4.875% 1/20/20	AUD	20,000	19,477
Northern Trust 3.95% 10/30/25		35,000	36,458
PNC Financial Services Group
3.90% 4/29/24		105,000	107,210
PNC Funding 5.625% 2/1/17		38,000	42,055

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
#•PNC Preferred Funding Trust II 144A 1.453% 3/31/49	100,000	$97,375
Santander Holdings USA 3.45% 8/27/18	40,000	42,429
SVB Financial Group 5.375% 9/15/20	105,000	119,143
#Turkiye Is Bankasi 144A 7.85% 12/10/23	200,000	222,000
•USB Capital IX 3.50% 10/29/49	140,000	120,050
Wells Fargo
4.10% 6/3/26	100,000	101,498
•5.90% 12/29/49	60,000	63,795
Zions Bancorp
4.50% 3/27/17	45,000	48,055
4.50% 6/13/23	55,000	56,836
7.75% 9/23/14	25,000	25,414

		1,776,250

Commercial Services & Supplies–0.58%
#Algeco Scotsman Global Finance 144A 10.75% 10/15/19	200,000	207,000
Avis Budget Car Rental 5.50% 4/1/23	73,000	75,007
#Brambles USA 144A 3.95% 4/1/15	20,000	20,430
HD Supply
7.50% 7/15/20	10,000	10,975
11.50% 7/15/20	65,000	78,325
#Prestige Brands 144A 5.375% 12/15/21	50,000	51,250
Reynolds Group Issuer 8.25% 2/15/21	100,000	109,250
#Service Corp International 144A 5.375% 5/15/24	40,000	40,950
Spectrum Brands 6.375% 11/15/20	20,000	21,600
United Rentals North America 5.75% 11/15/24	45,000	46,856

		661,643

Communications Equipment–0.01%
#Avaya 144A 7.00% 4/1/19	10,000	10,050

		10,050

Computers & Peripherals–0.24%
Apple 3.45% 5/6/24	90,000	91,192
#NCR Escrow 144A 6.375% 12/15/23	40,000	43,600
NetApp 3.25% 12/15/22	65,000	62,705

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
#Seagate HDD Cayman 144A 4.75% 1/1/25		75,000	$74,813

			272,310

Construction & Engineering–0.01%
URS 3.85% 4/1/17		10,000	10,429

			10,429

Consumer Finance–0.09%
Fifth Third Bancorp 4.30% 1/16/24		40,000	41,766
SunTrust Banks 2.35% 11/1/18		60,000	60,830

			102,596

Containers & Packaging–0.40%
Ball
4.00% 11/15/23		60,000	57,450
5.00% 3/15/22		30,000	30,900
Berry Plastics 5.50% 5/15/22		20,000	20,137
#Consolidated Container 144A 10.125% 7/15/20		10,000	10,100
Crown Americas 4.50% 1/15/23		10,000	9,790
International Paper 3.65% 6/15/24		140,000	140,615
#Plastipak Holdings 144A 6.50% 10/1/21		25,000	26,500
Rock Tenn
3.50% 3/1/20		50,000	51,517
4.00% 3/1/23		90,000	92,520
4.45% 3/1/19		10,000	10,846

			450,375

Diversified Consumer Services–0.13%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	148,182

			148,182

Diversified Financial Services–1.43%
Bank of America 4.00% 4/1/24		205,000	209,630
#Comcel Trust 144A 6.875% 2/6/24		200,000	216,500
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	94,199
General Electric Capital
2.10% 12/11/19		35,000	35,027
3.45% 5/15/24		200,000	201,124
6.00% 8/7/19		75,000	88,941
•7.125% 12/15/49		100,000	118,204
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	13,000	12,339

LVIP Delaware Foundation® Moderate Allocation Fund––18

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital European Funding 2.25% 7/20/20	EUR	48,000	$69,487
Goldman Sachs Group 3.85% 7/8/24		35,000	34,954
JPMorgan Chase
•0.858% 1/28/19		25,000	25,140
4.85% 2/1/44		50,000	53,229
•6.75% 8/29/49		80,000	86,500
Morgan Stanley
•1.079% 1/24/19		26,000	26,203
5.00% 11/24/25		185,000	197,747
National Rural Utilities Cooperative Finance 4.75% 4/30/43		50,000	49,331
Royal Bank of Scotland Group 5.125% 5/28/24		100,000	101,736

			1,620,291

Diversified Telecommunication Services–0.97%
AT&T 4.80% 6/15/44		150,000	153,741
Bell Canada 3.35% 3/22/23	CAD	18,000	16,775
CenturyLink
5.80% 3/15/22		105,000	109,856
6.75% 12/1/23		30,000	32,925
Hughes Satellite Systems 7.625% 6/15/21		10,000	11,500
Intelsat Luxembourg
7.75% 6/1/21		30,000	31,875
8.125% 6/1/23		190,000	206,150
#Level 3 Financing 144A 6.125% 1/15/21		20,000	21,500
#SBA Tower Trust 144A 2.24% 4/15/18		35,000	34,796
#SES 144A 3.60% 4/4/23		95,000	96,313
Telefonica Emisiones 6.421% 6/20/16		10,000	11,014
Telefonica Emisiones SAU 4.57% 4/27/23		150,000	159,606
Verizon Communications
5.15% 9/15/23		55,000	61,664
6.40% 9/15/33		36,000	44,229
6.55% 9/15/43		65,000	82,098
Windstream
7.50% 4/1/23		5,000	5,438
7.75% 10/1/21		20,000	21,950

			1,101,430

Electric Utilities–1.41%
#•AES Gener 144A 8.375% 12/18/73		200,000	225,500

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
#American Transmission Systems 144A 5.25% 1/15/22	75,000	$82,111
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	149,673
Cleveland Electric Illuminating 5.50% 8/15/24	35,000	40,835
ComEd Financing III 6.35% 3/15/33	50,000	50,625
#•Electricite de France 144A 5.25% 12/29/49	100,000	102,263
Entergy Arkansas 3.70% 6/1/24	20,000	20,807
Entergy Louisiana 4.05% 9/1/23	90,000	96,022
Great Plains Energy
4.85% 6/1/21	45,000	49,802
5.292% 6/15/22	45,000	51,524
Indiana Michigan Power 3.20% 3/15/23	55,000	54,705
Ipalco Enterprises 5.00% 5/1/18	35,000	37,537
ITC Holdings 3.65% 6/15/24	15,000	14,980
LG&E & KU Energy
3.75% 11/15/20	70,000	74,169
4.375% 10/1/21	130,000	139,445
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	35,379
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	65,430
3.625% 6/15/23	25,000	25,255
NV Energy 6.25% 11/15/20	85,000	100,447
Pennsylvania Electric 5.20% 4/1/20	75,000	83,168
Public Service of New Hampshire 3.50% 11/1/23	30,000	30,987
Public Service of Oklahoma 5.15% 12/1/19	60,000	67,761

		1,598,425

Electronic Equipment, Instruments & Components–0.15%
Thermo Fisher Scientific
2.40% 2/1/19	50,000	50,563
4.15% 2/1/24	110,000	115,260

		165,823

Energy Equipment & Services–0.15%
Bristow Group 6.25% 10/15/22	40,000	43,150
#Drill Rigs Holdings 144A 6.50% 10/1/17	55,000	56,513
Exterran Partners 6.00% 4/1/21	10,000	10,150
Hercules Offshore
#144A 6.75% 4/1/22	10,000	9,537
#144A 8.75% 7/15/21	10,000	10,625

LVIP Delaware Foundation® Moderate Allocation Fund––19

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Key Energy Services 6.75% 3/1/21	40,000	$41,800

		171,775

Food Products–0.02%
Smithfield Foods 6.625% 8/15/22	25,000	27,500

		27,500

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	75,000	83,437

		83,437

Health Care Equipment & Supplies–0.38%
Alere 7.25% 7/1/18	5,000	5,475
Boston Scientific
2.65% 10/1/18	30,000	30,698
6.00% 1/15/20	65,000	75,653
CareFusion 6.375% 8/1/19	70,000	82,045
#Crimson Merger 144A 6.625% 5/15/22	40,000	39,750
Kinetic Concepts 10.50% 11/1/18	30,000	33,975
Zimmer Holdings
3.375% 11/30/21	70,000	71,449
4.625% 11/30/19	80,000	88,618

		427,663

Health Care Providers & Services–0.55%
Community Health Systems
#144A 6.875% 2/1/22	20,000	21,300
8.00% 11/15/19	15,000	16,463
DaVita Healthcare Partners 5.125% 7/15/24	70,000	70,569
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	22,200
HCA 5.00% 3/15/24	80,000	81,306
HCA Holdings 6.25% 2/15/21	72,000	77,490
Highmark
#144A 4.75% 5/15/21	40,000	40,428
#144A 6.125% 5/15/41	15,000	14,690
McKesson 3.796% 3/15/24	135,000	138,288
#Milacron 144A 7.75% 2/15/21	20,000	22,000
Quest Diagnostics 2.70% 4/1/19	25,000	25,346
Tenet Healthcare
6.00% 10/1/20	73,000	79,387
8.00% 8/1/20	10,000	10,863

		620,330

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.31%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	25,000	$25,422
International Game Technology 5.35% 10/15/23	80,000	83,964
#Landry’s 144A 9.375% 5/1/20	45,000	49,725
Marriott International 3.375% 10/15/20	40,000	41,529
MGM Resorts International 11.375% 3/1/18	10,000	13,025
#PF Chang’s China Bistro 144A 10.25% 6/30/20	10,000	10,250
Pinnacle Entertainment 8.75% 5/15/20	10,000	10,950
Wyndham Worldwide
4.25% 3/1/22	30,000	30,882
5.625% 3/1/21	45,000	50,789
Wynn Las Vegas
#144A 4.25% 5/30/23	20,000	19,450
5.375% 3/15/22	20,000	20,925

		356,911

Household Durables–0.04%
#Allegion US Holding 144A 5.75% 10/1/21	45,000	47,587

		47,587

Independent Power Producers & Energy Traders–0.24%
AES
5.50% 3/15/24	95,000	97,613
7.375% 7/1/21	15,000	17,625
#Calpine 144A 6.00% 1/15/22	50,000	54,125
Exelon Generation 4.25% 6/15/22	85,000	88,903
#NRG Energy 144A 6.25% 5/1/24	15,000	15,694

		273,960

Industrial Conglomerates–0.03%
#Gates Global 144A 6.00% 7/15/22	35,000	35,175

		35,175

Insurance–0.97%
•Allstate 5.75% 8/15/53	45,000	48,417
American International Group
4.125% 2/15/24	80,000	84,378
•8.175% 5/15/58	95,000	131,337
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	51,569
•Chubb 6.375% 3/29/67	70,000	78,137
#Hockey Merger 144A 7.875% 10/1/21	30,000	32,287
•ING US 5.65% 5/15/53	30,000	30,675

LVIP Delaware Foundation® Moderate Allocation Fund––20

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group
#144A 4.25% 6/15/23	40,000	$41,536
#144A 4.95% 5/1/22	15,000	16,433
MetLife
3.60% 4/10/24	100,000	102,056
6.40% 12/15/36	50,000	56,125
6.817% 8/15/18	130,000	155,535
#Onex USI Aquisition 144A 7.75% 1/15/21	5,000	5,163
Prudential Financial
3.50% 5/15/24	30,000	29,972
4.50% 11/15/20	20,000	22,075
•5.875% 9/15/42	40,000	43,650
6.00% 12/1/17	115,000	131,785
•XL Group 6.50% 12/31/49	40,000	39,600

		1,100,730

Internet & Catalog Retail–0.05%
#Netflix 144A 5.75% 3/1/24	50,000	52,500

		52,500

Internet Software & Services–0.40%
Amazon.com 2.50% 11/29/22	105,000	99,500
Baidu 3.25% 8/6/18	200,000	207,133
eBay 4.00% 7/15/42	25,000	22,433
Equinix
4.875% 4/1/20	12,000	12,360
5.375% 4/1/23	43,000	44,183
Zayo Group 10.125% 7/1/20	55,000	63,869

		449,478

IT Services–0.27%
First Data
11.25% 1/15/21	65,000	76,050
11.75% 8/15/21	25,000	29,781
International Business Machines 3.625% 2/12/24	100,000	102,813
Xerox 6.35% 5/15/18	85,000	98,856

		307,500

Machinery–0.31%
Caterpillar 3.40% 5/15/24	105,000	106,412
Crane
2.75% 12/15/18	10,000	10,239
4.45% 12/15/23	55,000	57,969
Ingersoll-Rand Global Holding 4.25% 6/15/23	140,000	147,555
LSB Industries 7.75% 8/1/19	10,000	10,750
Meritor 6.75% 6/15/21	15,000	16,209

		349,134

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.08%
CC Holdings GS V 3.849% 4/15/23	15,000	$15,086
CCO Holdings 5.25% 9/30/22	15,000	15,281
#Cequel Communications
Holdings I 144A
6.375% 9/15/20	40,000	42,700
#Columbus International 144A 7.375% 3/30/21	200,000	216,250
CSC Holdings
#144A 5.25% 6/1/24	50,000	49,313
6.75% 11/15/21	15,000	16,556
DIRECTV Holdings 4.45% 4/1/24	120,000	127,491
DISH DBS
5.00% 3/15/23	35,000	35,744
5.875% 7/15/22	25,000	27,187
Gray Television 7.50% 10/1/20	30,000	32,475
Historic TW 6.875% 6/15/18	160,000	190,949
Interpublic Group
2.25% 11/15/17	25,000	25,451
4.20% 4/15/24	20,000	20,679
Lamar Media 5.00% 5/1/23	25,000	25,281
#MDC Partners 144A 6.75% 4/1/20	25,000	26,500
#Nielsen Luxembourg 144A 5.50% 10/1/21	20,000	20,750
#SES Global Americas Holdings 144A 5.30% 3/25/44	65,000	69,631
Sinclair Television Group
5.375% 4/1/21	20,000	20,225
6.125% 10/1/22	10,000	10,500
Time Warner Cable 8.25% 4/1/19	100,000	126,842
#Univision Communications 144A 5.125% 5/15/23	40,000	42,550
Viacom
4.375% 3/15/43	20,000	18,638
5.25% 4/1/44	45,000	47,721

		1,223,800

Metals & Mining–0.41%
ArcelorMittal 10.35% 6/1/19	65,000	83,525
#FMG Resources August 2006 144A 6.875% 4/1/22	202,000	217,403
Novelis 8.75% 12/15/20	30,000	33,450
Rio Tinto Finance USA 3.50% 11/2/20	65,000	68,105
Ryerson
9.00% 10/15/17	15,000	16,087
11.25% 10/15/18	5,000	5,600

LVIP Delaware Foundation® Moderate Allocation Fund––21

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
#Yamana Gold 144A
4.95% 7/15/24	35,000	$35,299

		459,469

Multiline Retail–0.05%
Target
2.30% 6/26/19	25,000	25,212
3.50% 7/1/24	30,000	30,402

		55,614

Multi-Utilities–0.45%
Ameren Illinois 9.75% 11/15/18	170,000	224,479
•Integrys Energy Group
6.11% 12/1/66	60,000	61,684
NiSource Finance
6.125% 3/1/22	40,000	47,351
SCANA 4.125% 2/1/22	55,000	57,602
•Wisconsin Energy 6.25% 5/15/67	120,000	123,981

		515,097

Oil, Gas & Consumable Fuels–2.92%
Chaparral Energy 7.625% 11/15/22	5,000	5,425
Chesapeake Energy 5.75% 3/15/23	85,000	94,877
Cimarex Energy 4.375% 6/1/24	30,000	30,637
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	205,478
Continental Resources 4.50% 4/15/23	110,000	117,709
#144A 4.90% 6/1/44	40,000	41,495
Ecopetrol 5.875% 5/28/45	30,000	31,178
El Paso Pipeline Partners Operating 4.30% 5/1/24	120,000	121,457
•Enbridge Energy Partners 8.05% 10/1/37	95,000	107,493
Energy Transfer Partners
5.95% 10/1/43	120,000	136,380
9.70% 3/15/19	48,000	62,979
Energy XXI Gulf Coast
#144A 6.875% 3/15/24	35,000	35,787
7.50% 12/15/21	25,000	26,875
EnLink Midstream Partners 4.40% 4/1/24	85,000	89,370
•Enterprise Products Operating 7.034% 1/15/68	110,000	125,654
Halcon Resources 8.875% 5/15/21	25,000	27,000
#Hercules Offshore 144A 7.50% 10/1/21	5,000	4,987
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	121,876

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum 7.375% 5/1/22	40,000	$44,900
Linn Energy 8.625% 4/15/20	15,000	16,275
Midstates Petroleum 9.25% 6/1/21	45,000	49,613
Murphy Oil USA 6.00% 8/15/23	50,000	52,875
Newfield Exploration 5.625% 7/1/24	40,000	44,100
Northern Oil and Gas 8.00% 6/1/20	15,000	16,087
#Oasis Petroleum 144A 6.875% 3/15/22	45,000	49,275
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	111,500
PDC Energy 7.75% 10/15/22	10,000	11,200
Petrobras Global Finance
4.875% 3/17/20	55,000	56,628
6.25% 3/17/24	20,000	21,338
Petrobras International Finance 5.375% 1/27/21	41,000	42,936
Petrohawk Energy 7.25% 8/15/18	80,000	83,800
Petroleos de Venezuela 9.00% 11/17/21	45,000	38,471
Petroleos Mexicanos 6.50% 6/2/41	20,000	23,350
Plains All American Pipeline 8.75% 5/1/19	95,000	122,432
Plains Exploration & Production 6.50% 11/15/20	35,000	39,244
Pride International 6.875% 8/15/20	125,000	152,088
Regency Energy Partners 5.50% 4/15/23	40,000	42,000
#Samson Investment 144A 10.75% 2/15/20	45,000	47,644
SandRidge Energy 8.125% 10/15/22	70,000	77,437
#Seventy Seven Energy 144A 6.50% 7/15/22	25,000	25,656
Statoil 2.90% 11/8/20	35,000	36,036
Sunoco Logistics Partners Operations 3.45% 1/15/23	140,000	138,356
Talisman Energy 3.75% 2/1/21	40,000	41,413
5.50% 5/15/42	105,000	114,266
•TransCanada PipeLines	115,000	120,031
6.35% 5/15/67
Williams 4.55% 6/24/24	35,000	35,417
Williams Partners
3.90% 1/15/25	45,000	45,305
7.25% 2/1/17	85,000	97,208

LVIP Delaware Foundation® Moderate Allocation Fund––22

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Woodside Finance 144A 8.75% 3/1/19	85,000	$107,967
#YPF 144A 8.75% 4/4/24	25,000	26,185

		3,317,690

Paper & Forest Products–0.22%
Fibria Overseas Finance 5.25% 5/12/24	35,000	34,913
Georgia-Pacific 8.00% 1/15/24	110,000	148,593
International Paper 6.00% 11/15/41	60,000	70,957

		254,463

Pharmaceuticals–0.32%
Actavis Funding
#144A 3.85% 6/15/24	75,000	75,967
#144A 4.85% 6/15/44	25,000	25,335
Express Scripts Holding
2.25% 6/15/19	35,000	34,894
3.50% 6/15/24	100,000	99,159
Par Pharmaceutical 7.375% 10/15/20	40,000	43,200
#Salix Pharmaceuticals 144A 6.00% 1/15/21	50,000	53,750
#Valeant Pharmaceuticals International 144A 5.625% 12/1/21	10,000	10,313
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	15,000	15,994

		358,612

Real Estate Investment Trusts–0.87%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	84,722
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,936
#144A 3.07% 3/15/23	50,000	49,516
CBL & Associates 5.25% 12/1/23	35,000	37,384
Corporate Office Properties
3.60% 5/15/23	35,000	33,530
5.25% 2/15/24	45,000	48,300
DDR
4.625% 7/15/22	20,000	21,436
4.75% 4/15/18	40,000	43,571
7.50% 4/1/17	20,000	23,093
7.875% 9/1/20	70,000	88,688
Duke Realty 3.625% 4/15/23	55,000	54,646
Excel Trust 4.625% 5/15/24	25,000	25,474
Healthcare Trust of America Holdings 3.375% 7/15/21	20,000	20,042

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts
3.75% 10/15/23	60,000	$59,574
4.75% 3/1/23	80,000	85,421
National Retail Properties 3.80% 10/15/22	5,000	5,107
Regency Centers
4.80% 4/15/21	50,000	55,094
5.875% 6/15/17	15,000	16,874
#WEA Finance 144A 4.625% 5/10/21	70,000	80,410
Weyerhaeuser 4.625% 9/15/23	125,000	135,554

		988,372

Real Estate Management & Development–0.03%
WP Carey 4.60% 4/1/24	35,000	36,445

		36,445

Road & Rail–0.01%
Norfolk Southern 3.85% 1/15/24	15,000	15,642

		15,642

Software–0.27%
#Activision Blizzard 144A 6.125% 9/15/23	40,000	44,100
#BMC Software Finance 144A 8.125% 7/15/21	85,000	87,869
#MTS International Funding 144A 8.625% 6/22/20	100,000	118,790
Oracle
3.40% 7/8/24	25,000	24,943
4.30% 7/8/34	35,000	34,986

		310,688

Specialty Retail–0.24%
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	35,000	35,175
QVC 4.375% 3/15/23	85,000	86,498
Sally Holdings 5.75% 6/1/22	20,000	21,400
Signet UK Finance
4.70% 6/15/24	125,000	127,267

		270,340

Textiles, Apparel & Luxury Goods–0.03%
Levi Strauss 6.875% 5/1/22	35,000	38,763

		38,763

Transportation Infrastructure–0.10%
#DP World 144A 6.85% 7/2/37	100,000	112,000

		112,000

Wireless Telecommunication Services–0.43%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	210,150

LVIP Delaware Foundation® Moderate Allocation Fund––23

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint
#144A 7.125% 6/15/24	60,000	$63,750
#144A 7.25% 9/15/21	40,000	44,250
#144A 7.875% 9/15/23	35,000	39,025
Sprint Capital 6.90% 5/1/19	25,000	27,687
T-Mobile USA
6.125% 1/15/22	70,000	74,550
6.50% 1/15/24	20,000	21,425
6.836% 4/28/23	10,000	10,925

		491,762

Total Corporate Bonds (Cost $22,040,428)		23,134,507

MUNICIPAL BONDS–0.21%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	15,000	16,270
Golden State, California Tobacco Securitization Asset-Back Senior Notes
Series A-1 5.125% 6/1/47	40,000	29,205
Series A-1 5.75% 6/1/47	40,000	31,813
New Jersey State Transportation Trust Fund
Series A 5.00% 6/15/42	5,000	5,271
Series AA 5.00% 6/15/44	20,000	21,152
New York City, New York Series I 5.00% 8/1/22	15,000	17,860
New York City, New York Water & Sewer System Series BB 5.00% 6/15/47	10,000	10,890
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	23,248
Oregon State Taxable Pension 5.892% 6/1/27	35,000	43,174
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	24,309
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	18,009

Total Municipal Bonds (Cost $225,574)		241,201

NON-AGENCY ASSET-BACKED SECURITIES–0.40%
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,946
Citibank Credit Card Issuance Trust Series 2014-A5 A5 2.68% 6/7/23	100,000	100,352
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	2,149	2,151

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,850	$12,634
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	100,035
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15	140,000	141,477

Total Non-Agency Asset-Backed Securities (Cost $454,859)		456,595

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	13,026	13,335
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	10,244	10,582
Series 2005-6 7A1 5.50% 7/25/20	1,920	1,958
•ChaseFlex Trust Series 2006-1 A4 5.137% 6/25/36	100,000	86,632
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	31,551	31,619
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27	9,095	9,546
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	31,892	31,894
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	3,145	3,150
¿Structured Asset Securities Corp Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	16,520	16,871

Total Non-Agency Collateralized Mortgage Obligations (Cost $169,729)		205,587

«SENIOR SECURED LOANS–3.53%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	72,038	72,307
Allegion US Holding Tranche B 3.00% 12/26/20	124,375	124,116
ARAMARK Tranche E 3.25% 9/7/19	59,850	59,543

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Azure Midstream Tranche B 6.50% 10/21/18	47,516	$47,991
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	114,275	114,603
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	139,879	141,015
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	45,000	44,979
Calpine Construction Finance Tranche B 3.00% 5/1/20	118,800	116,894
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	4,936	4,958
Clear Channel Communications Tranche B 3.65% 1/29/16	75,000	74,594
Community Health Systems Tranche D 4.25% 1/27/21	82,758	83,393
Community Health Systems Tranche E 3.25% 1/25/17	21,717	21,804
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	48,622	48,693
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	39,700	40,345
Emdeon 1st Lien 3.75% 11/2/18	63,209	63,347
First Data Tranche B 1st Lien 4.00% 3/24/21	217,237	217,780
HCA Tranche B4 2.75% 5/1/18	89,325	89,548
HCA Tranche B5 1st Lien 2.75% 3/31/17	97,265	97,569
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	229,400	229,348
Huntsman International Tranche B 3.75% 10/11/20	195,000	195,305
Immucor Tranche B2 5.00% 8/19/18	39,154	39,356
Infor US Tranche B5 1st Lien 3.75% 6/3/20	154,639	154,018
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	110,553	110,760
KIK Custom Products 1st Lien 5.50% 5/17/19	124,373	124,490
Landry’s Tranche B 4.00% 4/24/18	32,774	32,932
Level 3 Financing Tranche B 4.00% 1/15/20	60,000	60,187
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,150
NEP Tranche B 1st Lien 4.25% 1/22/20	39,900	40,040
Novelis Tranche B 3.75% 3/10/17	37,419	37,507

		Principal Amount°	Value (U.S. $)
«SENIOR SECURED LOANS (continued)
Nuveen Investments 1st Lien 4.00% 5/13/17		55,000	$55,172
Nuveen Investments 2nd Lien 6.50% 2/28/19		190,000	192,098
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		21,375	21,423
Patheon 4.25% 1/23/21		175,000	173,906
Ply Gem Industries 1st Lien 4.00% 1/22/21		109,725	109,794
Remy International Tranche B 1st Lien 4.25% 3/5/20		37,690	37,831
Republic of Angola 6.57% 12/16/23		72,000	72,000
Samson Investment 2nd Lien 5.00% 9/25/18		70,000	70,189
Scientific Games International 4.25% 5/22/20		59,700	59,276
Sprouts Farmers 4.00% 4/12/20		52,421	52,563
Truven Health Analytics Tranche B 4.50% 5/23/19		4,913	4,882
Univision Communications Tranche C4 4.00% 3/1/20		164,363	164,517
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		39,402	39,593
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		55,036	55,078
Wide Open West Finance 4.75% 3/27/19		227,125	228,207
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		183,149	183,721

Total Senior Secured Loans (Cost $3,983,359)			4,012,822

ΔSOVEREIGN BONDS–0.52%
Brazil–0.01%
Brazil Notas Do Tesouro Nacional Series F 10.00% 1/1/25	BRL	36,000	13,624

			13,624

Iceland–0.10%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	110,526

			110,526

Mexico–0.04%
Mexican Bonos
6.50% 6/10/21	MXN	37,600	3,119
6.50% 6/9/22	MXN	496,000	40,725
7.75% 5/29/31	MXN	97,000	8,567

			52,411

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama–0.04%
Panama Government International Bond 8.875% 9/30/27		34,000	$48,875

			48,875

Republic of Korea–0.06%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	67,557,637	64,567

			64,567

Romania–0.03%
#Romanian Government International Bond 144A 4.875% 1/22/24		28,000	29,925

			29,925

South Africa–0.01%
South Africa Government Bond 8.00% 12/21/18	ZAR	90,000	8,604

			8,604

Sri Lanka–0.18%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	211,000

			211,000

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	140,000	20,583

			20,583

Uruguay–0.03%
Uruguay Government International Bond 5.10% 6/18/50		35,000	34,650

			34,650

Total Sovereign Bonds (Cost $569,535)			594,765

SUPRANATIONAL BANKS–0.06%
Inter-American Development Bank 7.25% 7/17/17	IDR	130,000,000	10,938
International Bank for Reconstruction & Development 1.375% 6/23/19	SEK	80,000	12,027

		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•2.923% 9/24/18	AUD	36,000	$33,990
4.625% 2/26/19	NZD	13,000	11,348

Total Supranational Banks (Cost $67,853)			68,303

U.S. TREASURY OBLIGATIONS–3.20%
U.S. Treasury Bonds
3.375% 5/15/44		135,000	135,928
3.625% 2/15/44		1,345,000	1,419,606
U.S. Treasury Notes
1.50% 5/31/19		40,000	39,802
¥2.375% 8/31/14		845,000	848,268
2.50% 5/15/24		1,195,000	1,193,413

Total U.S. Treasury Obligations (Cost $3,589,346)			3,637,017

		Number of Shares
MONEY MARKET FUND–2.30%
Dreyfus Treasury & Agency Cash Management - Institutional Shares		2,610,444	2,610,444

Total Money Market Fund (Cost $2,610,444)			2,610,444

		Principal Amount°
SHORT-TERM INVESTMENT–4.40%
≠Discounted Commercial Paper–4.40%
Abbey National North America 0.001% 7/1/14		5,000,000	5,000,000

Total Short-Term Investment (Cost $5,000,000)			5,000,000

TOTAL VALUE OF SECURITIES–103.39% (Cost $92,691,452)	117,437,165
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.39%)	(3,849,774)

NET ASSETS APPLICABLE TO 6,786,210 SHARES OUTSTANDING–100.00%	$113,587,391

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($107,009,392 / 6,400,089 Shares)	$16.720

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($6,577,999 / 386,121 Shares)	$17.036

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$83,263,253
Undistributed net investment income	1,225,986
Accumulated net realized gain on investments	4,372,661
Net unrealized appreciation of investments and derivatives	24,725,491

Total net assets	$113,587,391

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $7,766,167, which represents 6.84% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Of this amount, $4,709,907 represents payable for securities purchased and $1,350,467 represents payable for fund shares redeemed.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,615,415, which represents 1.42% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $123,916, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

LVIP Delaware Foundation® Moderate Allocation Fund—27

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(19,649)	USD	17,999	7/11/14	$ (413)
BAML	EUR	(100,144)	USD	136,571	7/11/14	(557)
BAML	NZD	(13,894)	USD	12,000	7/11/14	(152)
JPMC	KRW	(53,478,200)	USD	52,109	7/11/14	(710)
TD	JPY	(2,366,940)	USD	23,214	7/11/14	(151)
TD	MXN	(1,854,673)	USD	141,671	7/11/14	(1,145)
						$(3,128)

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	E-mini MSCI EAFE Index	$ (881,209)	$(886,005)	9/22/14	$ (4,796)
(17)	E-mini MSCI Emerging Markets Index	(885,482)	(884,595)	9/22/14	887
(9)	E-mini S&P 500 Index	(867,754)	(878,580)	9/22/14	(10,826)
5	U.S. Treasury Long Bond	689,504	685,938	9/22/14	(3,566)
(23)	U.S. Treasury 5 yr Notes	(2,750,952)	(2,747,602)	10/6/14	3,350
(2)	U.S. Treasury 10 yr Notes	(248,588)	(250,344)	9/22/14	(1,756)

		$(4,944,481)			$(16,707)

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	CDX.EM.21	$140,000	5.00%	6/20/19	$(2,435)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BRL–Brazilian Real

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

LVIP Delaware Foundation® Moderate Allocation Fund—28

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Net Assets (continued) Summary of Abbreviations: (continued)

GSMPS–Goldman Sachs Reperforming Mortgage Securities

IDR–Indonesian Rupiah

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NCUA–National Credit Union Administration

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—29

LVIP Delaware Foundation® Moderate Allocation Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Delaware Foundation® Moderate Allocation Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$954,223
Interest	787,203
Foreign tax withheld	(29,959)

1,711,467

EXPENSES:
Management fees	409,283
Pricing fees	32,284
Professional fees	26,232
Reports and statements to shareholders	20,860
Custodian fees	20,738
Accounting and administration expenses	13,367
Distribution fees-Service Class	7,245
Trustees’ fees and expenses	1,122
Consulting fees	907
Other	526

532,564
Less management fees waived	(54,571)
Less expenses reimbursed	(72,379)

Total operating expenses	405,614

NET INVESTMENT INCOME	1,305,853

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,225,102
Foreign currencies	(5,013)
Foreign currency exchange contracts	(32,298)
Futures contracts	(192,883)
Swap contracts	(5,230)

Net realized gain	1,989,678

Net change in unrealized appreciation (depreciation) of:
Investments	2,598,528
Foreign currencies	2,814
Foreign currency exchange contracts	118
Futures contracts	(127,178)
Swap contracts	(3,232)

Net change in unrealized appreciation (depreciation)	2,471,050

NET REALIZED AND UNREALIZED GAIN	4,460,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,766,581

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,305,853	$1,930,501
Net realized gain	1,989,678	3,242,087
Net change in unrealized appreciation (depreciation)	2,471,050	8,495,249

Net increase in net assets resulting from operations	5,766,581	13,667,837

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,857,744)
Service Class	—	(78,727)
Net realized gain:
Standard Class	—	(2,236,036)
Service Class	—	(98,052)

	—	(4,270,559)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,424,718	36,752,221
Service Class	1,206,550	2,225,298
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,093,780
Service Class	—	176,779

	8,631,268	43,248,078

Cost of shares redeemed:
Standard Class	(9,270,674)	(35,997,662)
Service Class	(176,770)	(169,893)

	(9,447,444)	(36,167,555)

Increase (decrease) in net assets derived from capital share transactions	(816,176)	7,080,523

NET INCREASE IN NET ASSETS	4,950,405	16,477,801
NET ASSETS:
Beginning of period	108,636,986	92,159,185

End of period	$113,587,391	$108,636,986

Undistributed (Distributions in excess of) net investment income	$1,225,986	$(79,867)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund—30

LVIP Delaware Foundation® Moderate Allocation Fund Financial Highlights[1]

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$15.878	$14.477	$13.334	$13.650	$12.613	$11.050

Income (loss) from investment operations:
Net investment income[3]	0.192	0.295	0.303	0.320	0.334	0.363
Net realized and unrealized gain (loss)	0.650	1.746	1.199	(0.286)	1.044	1.841

Total from investment operations	0.842	2.041	1.502	0.034	1.378	2.204

Less dividends and distributions from:
Net investment income	—	(0.290)	(0.339)	(0.350)	(0.341)	(0.641)
Net realized gain	—	(0.350)	(0.020)	—	—	—

Total dividends and distributions	—	(0.640)	(0.359)	(0.350)	(0.341)	(0.641)

Net asset value, end of period	$16.720	$15.878	$14.477	$13.334	$13.650	$12.613

Total return[4]	5.30%	14.24%	11.30%	0.27%	11.00%	21.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,009	$103,403	$89,494	$112,260	$101,545	$83,514
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.96%	1.00%	1.00%	0.97%	1.00%	1.01%
Ratio of net investment income to average net assets	2.40%	1.92%	2.15%	2.31%	2.58%	3.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.17%	1.65%	1.88%	2.07%	2.31%	2.86%
Portfolio turnover	56%	163%	161%	143%	148%	67%[5]

[1]

Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009 and is not annualized.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–31

LVIP Delaware Foundation® Moderate Allocation Fund Financial Highlights[1] (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months Ended 6/30/14[2] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$16.198	$14.761	$13.589	$13.905	$12.855	$11.130

Income (loss) from investment operations:
Net investment income[3]	0.175	0.262	0.274	0.289	0.312	0.332
Net realized and unrealized gain (loss)	0.663	1.777	1.221	(0.289)	1.057	1.955

Total from investment operations	0.838	2.039	1.495	—	1.369	2.287

Less dividends and distributions from:
Net investment income	—	(0.252)	(0.303)	(0.316)	(0.319)	(0.562)
Net realized gain	—	(0.350)	(0.020)	—	—	—

Total dividends and distributions	—	(0.602)	(0.323)	(0.316)	(0.319)	(0.562)

Net asset value, end of period	$17.036	$16.198	$14.761	$13.589	$13.905	$12.855

Total return[4]	5.17%	13.96%	11.03%	0.02%	10.73%	21.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,578	$5,234	$2,665	$1,047	$373	$21
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.21%	1.25%	1.25%	1.22%	1.25%	1.26%
Ratio of net investment income to average net assets	2.15%	1.67%	1.90%	2.06%	2.33%	2.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.92%	1.40%	1.63%	1.82%	2.06%	2.61%
Portfolio turnover	56%	163%	161%	143%	148%	67%[5]

[1]

Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009 and is not annualized.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Foundation® Moderate Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Moderate Allocation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on open federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period

LVIP Delaware Foundation® Moderate Allocation Fund–33

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of average daily net assets for the Standard Class and 0.98% for the Service Class. The agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of Board and LIAC.

Delaware Investments Fund Advisers (DIFA) a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets to the Sub-Advisor for its services.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $2,375 and $616, respectively.

LVIP Delaware Foundation® Moderate Allocation Fund–34

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$13,120
Management fees payable to LIAC	61,102
Distribution fees payable to LFD	1,329

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$41,157,015
Purchases of U.S. government securities	18,172,546
Sales other than U.S. government securities	41,951,933
Sales of U.S. government securities	19,134,580

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$93,674,286

Aggregate unrealized appreciation	$25,907,249
Aggregate unrealized depreciation	(2,144,370)

Net unrealized appreciation	$23,762,879

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Foundation® Moderate Allocation Fund–35

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$8,292,352	$67,966	8,360,318
Common Stock	58,893,926	154,479	—	59,048,405
Corporate Debt	112,445	27,932,655	72,000	28,117,100
Foreign Debt	—	663,068	—	663,068
Investment Companies	9,392,388	—	—	9,392,388
Municipal Bonds	—	241,201	—	241,201
U.S. Treasury Obligation	—	3,637,017	—	3,637,017
Short-Term Investments	—	5,000,000	—	5,000,000
Preferred Stock	165,718	201,506	—	367,224
Money Market Fund	2,610,444	—	—	2,610,444

Total	$71,174,921	$46,122,278	$139,966	$117,437,165

Foreign Currency Exchange Contracts	$—	$(3,128)	$—	$(3,128)

Futures Contracts	$(16,707)	$—	$—	$(16,707)

Swap Contracts	$—	$(2,435)	$—	$(2,435)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	462,950	2,394,715
Service Class	73,792	142,328
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	263,422
Service Class	—	11,168

	536,742	2,811,633

Shares redeemed:
Standard Class	(575,390)	(2,327,245)
Service Class	(10,799)	(10,895)

	(586,189)	(2,338,140)

Net increase (decrease)	(49,447)	473,493

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Foundation® Moderate Allocation Fund–36

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the six months ended June 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

No options written were outstanding at June 30, 2014.

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to a central counterparty for CDS basket trades submitted on or after June 10, 2013, as determined by an applicable central counterparty. At June 30, 2014, net unrealized depreciation of CDS contracts was $2,435. If a

LVIP Delaware Foundation® Moderate Allocation Fund–37

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2014, the Fund would have received $140,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its positions in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(3,128)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	4,237	Liabilities net of receivables and other assets	(20,944)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,435)

Total		$4,237		$(26,507)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(32,298)	$118
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(224,644)	—
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	31,761	(127,178)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,230)	(3,232)
Total		$(230,411)	$(130,292)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	595,201	USD	943,998
Futures contracts (average notional value)		1,263,996		4,928,437
Options contracts (average notional value)		77		—
CDS contracts (average notional value)*	EUR	9,120	EUR	—
	USD	125,680	USD	—

*Asset represents buying protection and liability represents selling protection.

LVIP Delaware Foundation® Moderate Allocation Fund–38

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014 , the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Futures contracts - Variation margin[1]	$1,498	$—	$1,498

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Goldman Sachs Capital	$1,498	$—	$—	$1,498

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Credit default swaps	$(2,435)	$—	$(2,435)
Foreign currency exchange contracts	(3,128)	—	(3,128)
Total	$(5,563)	$—	$(5,563)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Bank of America Merrill Lynch	$(1,122)	$—	$—	$(1,122)
JPMorgan Chase Bank	(710)	—	—	(710)
Morgan Stanley Capital	(2,435)	—	—	(2,435)
Toronto Dominion Bank	(1,296)	—	—	(1,296)
Total	$(5,563)	$—	$—	$(5,563)

1Unrealized appreciation (depreciation) on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country

LVIP Delaware Foundation® Moderate Allocation Fund –39

LVIP Delaware Foundation® Moderate Allocation Fund Notes to Financial Statements (continued) 6. Credit and Market Risk (continued)

may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website http://www.sec.gov.

LVIP Delaware Foundation® Moderate Allocation Fund—40

LVIP Delaware Growth and Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth and Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,070.50	0.38%	$1.95
Service Class Shares	1,000.00	1,068.60	0.73%	3.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.64%
Aerospace & Defense	4.55%
Air Freight & Logistics	1.16%
Auto Components	0.52%
Automobiles	1.16%
Banks	5.39%
Beverages	2.15%
Biotechnology	4.30%
Capital Markets	4.67%
Chemicals	2.52%
Commercial Services & Supplies	0.77%
Communications Equipment	2.18%
Construction & Engineering	0.62%
Consumer Finance	1.33%
Containers & Packaging	1.00%
Diversified Financial Services	0.81%
Diversified Telecommunication Services	1.57%
Electric Utilities	1.39%
Electrical Equipment	0.84%
Energy Equipment & Services	2.97%
Food & Staples Retailing	1.41%
Food Products	0.98%
Health Care Providers & Services	2.65%
Hotels, Restaurants & Leisure	2.40%
Household Products	2.80%
Industrial Conglomerates	1.97%
Insurance	2.92%
Internet Software & Services	2.72%
IT Services	1.51%
Life Sciences Tools & Services	1.29%
Machinery	2.35%
Media	2.19%
Multiline Retail	1.91%
Multi-Utilities	1.67%
Oil, Gas & Consumable Fuels	7.74%
Paper & Forest Products	0.53%
Pharmaceuticals	6.04%
Professional Services	0.69%
Real Estate Investment Trusts	2.49%
Road & Rail	2.05%

Security Type/Sector	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	2.65%
Software	2.62%
Specialty Retail	1.66%
Technology Hardware, Storage & Peripherals	4.50%
Money Market Fund	0.03%
Short-Term Investment	0.23%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.09%
Chevron	2.46%
JPMorgan Chase	2.10%
Procter & Gamble	2.03%
Exxon Mobil	2.01%
General Electric	1.97%
Wells Fargo	1.93%
Schlumberger	1.92%
Pfizer	1.91%
Gilead Sciences	1.89%
Total	21.31%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.64%
Aerospace & Defense–4.55%
†Esterline Technologies	63,200	$7,275,584
Honeywell International	143,100	13,301,145
Lockheed Martin	97,400	15,655,102
Rockwell Collins	66,500	5,196,310
United Technologies	178,700	20,630,915

		62,059,056

Air Freight & Logistics–1.16%
FedEx	105,000	15,894,900

		15,894,900

Auto Components–0.52%
Borg Warner	107,800	7,027,482

		7,027,482

Automobiles–1.16%
Ford Motor	915,200	15,778,048

		15,778,048

Banks–5.39%
Citigroup	393,700	18,543,270
JPMorgan Chase	497,300	28,654,426
Wells Fargo	500,765	26,320,208

		73,517,904

Beverages–2.15%
Coca-Cola	99,400	4,210,584
PepsiCo	282,000	25,193,880

		29,404,464

Biotechnology–4.30%
†Alkermes	165,150	8,311,999
†Celgene	205,200	17,622,576
†Gilead Sciences	311,200	25,801,592
†Vertex Pharmaceuticals	73,700	6,977,916

		58,714,083

Capital Markets–4.67%
Ameriprise Financial	96,200	11,544,000
BlackRock	36,800	11,761,280
Evercore Partners Class A	87,700	5,055,028
Invesco	280,500	10,588,875
Raymond James Financial	255,600	12,966,588
State Street	176,600	11,878,116

		63,793,887

Chemicals–2.52%
duPont (E.I.) deNemours	186,300	12,191,472
Eastman Chemical	160,000	13,976,000
Huntsman	293,700	8,252,970

		34,420,442

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.77%
Republic Services	276,800	$10,510,096

		10,510,096

Communications Equipment–2.18%
Cisco Systems	358,400	8,906,240
QUALCOMM	263,900	20,900,880

		29,807,120

Construction & Engineering–0.62%
URS	183,600	8,418,060

		8,418,060

Consumer Finance–1.33%
Capital One Financial	220,365	18,202,149

		18,202,149

Containers & Packaging–1.00%
MeadWestvaco	307,600	13,614,376

		13,614,376

Diversified Financial Services–0.81%
IntercontinentalExchange Group	58,650	11,078,985

		11,078,985

Diversified Telecommunication Services–1.57%
AT&T	605,100	21,396,336

		21,396,336

Electric Utilities–1.39%
Edison International	123,200	7,159,152
OGE Energy	301,600	11,786,528

		18,945,680

Electrical Equipment–0.84%
Eaton	148,000	11,422,640

		11,422,640

Energy Equipment & Services–2.97%
Core Laboratories	24,500	4,092,970
National Oilwell Varco	124,800	10,277,280
Schlumberger	221,900	26,173,105

		40,543,355

Food & Staples Retailing–1.41%
CVS Caremark	254,400	19,174,128

		19,174,128

Food Products–0.98%
General Mills	255,300	13,413,462

		13,413,462

Health Care Providers & Services–2.65%
†Express Scripts Holding	238,100	16,507,473
UnitedHealth Group	240,900	19,693,575

		36,201,048

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.40%
McDonald’s	178,200	$17,951,868
Starbucks	190,500	14,740,890

		32,692,758

Household Products–2.80%
Kimberly-Clark	95,200	10,588,144
Procter & Gamble	352,300	27,687,257

		38,275,401

Industrial Conglomerates–1.97%
General Electric	1,024,300	26,918,604

		26,918,604

Insurance–2.92%
AFLAC	242,600	15,101,850
Prudential Financial	102,300	9,081,171
Travelers	166,600	15,672,062

		39,855,083

Internet Software & Services–2.72%
†Facebook Class A	217,300	14,622,117
†Google Class A	38,400	22,451,328

		37,073,445

IT Services–1.51%
Accenture Class A	200,300	16,192,252
International Business Machines	24,300	4,404,861

		20,597,113

Life Sciences Tools & Services–1.29%
Thermo Fisher Scientific	149,700	17,664,600

		17,664,600

Machinery–2.35%
Caterpillar	54,600	5,933,382
Cummins	59,700	9,211,113
Deere	68,400	6,193,620
Parker Hannifin	85,300	10,724,769

		32,062,884

Media–2.19%
Cinemark Holdings	106,200	3,755,232
Comcast Special Class A	296,600	15,817,678
Regal Entertainment Group Class A	169,448	3,575,353
Viacom Class B	77,248	6,699,719

		29,847,982

Multiline Retail–1.91%
Macy’s	250,400	14,528,208
Nordstrom	170,200	11,561,686

		26,089,894

Multi-Utilities–1.67%
MDU Resources Group	336,000	11,793,600

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	104,500	$10,942,195

		22,735,795

Oil, Gas & Consumable Fuels–7.74%
Chevron	257,400	33,603,570
EOG Resources	158,000	18,463,880
Exxon Mobil	272,800	27,465,504
Marathon Oil	285,100	11,381,192
Occidental Petroleum	143,400	14,717,142

		105,631,288

Paper & Forest Products–0.53%
International Paper	142,000	7,166,740

		7,166,740

Pharmaceuticals–6.04%
AbbVie	368,300	20,786,852
Johnson & Johnson	44,300	4,634,666
Merck	392,600	22,711,910
Pfizer	878,042	26,060,287
Zoetis	256,592	8,280,224

		82,473,939

Professional Services–0.69%
Nielsen Holdings	195,000	9,439,950

		9,439,950

Real Estate Investment Trusts–2.49%
American Tower	163,800	14,738,724
Host Hotels & Resorts	474,364	10,440,752
National Retail Properties	237,300	8,825,187

		34,004,663

Road & Rail–2.05%
Hunt (J.B.) Transport Services	94,200	6,950,076
Union Pacific	210,600	21,007,350

		27,957,426

Semiconductors & Semiconductor Equipment–2.65%
Avago Technologies	112,700	8,122,289
Intel	552,200	17,062,980
Texas Instruments	231,000	11,039,490

		36,224,759

Software–2.62%
Microsoft	617,400	25,745,580
†salesforce.com	173,100	10,053,648

		35,799,228

Specialty Retail–1.66%
DSW Class A	253,924	7,094,637
Tractor Supply	112,500	6,795,000
†Urban Outfitters	260,500	8,820,530

		22,710,167

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.50%
Apple	453,950	$42,185,573
EMC	731,600	19,270,344

		61,455,917

Total Common Stock (Cost $721,065,187)		1,360,015,337

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%

Dreyfus Treasury & Agency Cash Management - Institutional Shares	400,810	$400,810

Total Money Market Fund (Cost $400,810)		400,810

	Principal Amount°

SHORT-TERM INVESTMENT–0.23%
≠ Discounted Commercial Paper–0.23%
Abbey National North America 0.05% 7/1/14	3,140,000	3,140,000

Total Short-Term Investment (Cost $3,140,000)		3,140,000

TOTAL VALUE OF SECURITIES–99.90% (Cost $724,605,997)	1,363,556,147
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,373,028

NET ASSETS APPLICABLE TO 30,234,408 SHARES OUTSTANDING–100.00%	$1,364,929,175

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($1,280,605,271 / 28,360,370 Shares)	$45.155
NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($84,323,904 / 1,874,038 Shares)	$44.996
COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$588,466,062
Undistributed net investment income	11,942,422
Accumulated net realized gain on investments.	125,570,541
Net unrealized appreciation of investments.	638,950,150

Total net assets	$1,364,929,175

†	Non-income producing for the period.

«	$1,435,123 represents payable for Fund shares redeemed as of June 30, 2014.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$14,285,254
Interest	3,131
Foreign tax withheld	(13,163)

14,275,222

EXPENSES:
Management fees	2,258,994
Accounting and administration expenses	161,654
Distribution fees-Service Class	143,303
Reports and statements to shareholders	63,038
Professional fees	21,964
Trustees’ fees and expenses	13,751
Custodian fees	7,291
Consulting fees	1,561
Pricing fees	372
Other	8,956

Total operating expenses	2,680,884

NET INVESTMENT INCOME	11,594,338

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	61,358,349
Net change in unrealized appreciation (depreciation) of investments	17,831,407

NET REALIZED AND UNREALIZED GAIN	79,189,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,784,094

See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,594,338	$21,717,644
Net realized gain	61,358,349	74,117,814
Net change in unrealized appreciation (depreciation)	17,831,407	261,956,315

Net increase in net assets resulting from operations	90,784,094	357,791,773

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(20,294,562)
Service Class	—	(1,098,642)
Net realized gain:
Standard Class	—	(31,929,303)
Service Class	—	(2,092,529)

	—	(55,415,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,453,139	11,615,776
Service Class	2,573,648	10,028,007
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	52,223,865
Service Class	—	3,191,171

	6,026,787	77,058,819

Cost of shares redeemed:
Standard Class	(75,053,403)	(148,618,811)
Service Class	(8,550,327)	(14,855,069)

	(83,603,730)	(163,473,880)

Decrease in net assets derived from capital share transactions	(77,576,943)	(86,415,061)

NET INCREASE IN NET ASSETS	13,207,151	215,961,676
NET ASSETS:
Beginning of period	1,351,722,024	1,135,760,348

End of period	$1,364,929,175	$1,351,722,024

Undistributed net investment income	$11,942,422	$348,084

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Growth and Income Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$42.182	$33.037	$28.992	$28.962	$25.884	$20.972

Income (loss) from investment operations:
Net investment income[2]	0.377	0.671	0.563	0.428	0.335	0.328
Net realized and unrealized gain (loss)	2.596	10.231	3.872	(0.081)	3.005	4.842

Total from investment operations	2.973	10.902	4.435	0.347	3.340	5.170

Less dividends and distributions from:
Net investment income	—	(0.688)	(0.360)	(0.317)	(0.262)	(0.258)
Net realized gain	—	(1.069)	(0.030)	—	—	—

Total dividends and distributions	—	(1.757)	(0.390)	(0.317)	(0.262)	(0.258)

Net asset value, end of period	$45.155	$42.182	$33.037	$28.992	$28.962	$25.884

Total return[3]	7.05%	33.26%	15.32%	1.20%	12.93%	24.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,280,605	$1,266,909	$1,067,651	$979,176	$1,101,287	$1,151,408
Ratio of expenses to average net assets	0.38%	0.40%	0.41%	0.42%	0.42%	0.43%
Ratio of net investment income to average net assets	1.78%	1.75%	1.75%	1.45%	1.27%	1.48%
Portfolio turnover	7%	12%	22%	36%	32%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$42.107	$32.994	$28.957	$28.928	$25.860	$20.963

Income (loss) from investment operations:
Net investment income[2]	0.302	0.536	0.449	0.323	0.243	0.251
Net realized and unrealized gain (loss)	2.587	10.199	3.867	(0.079)	2.995	4.826

Total from investment operations	2.889	10.735	4.316	0.244	3.238	5.077

Less dividends and distributions from:
Net investment income	—	(0.553)	(0.249)	(0.215)	(0.170)	(0.180)
Net realized gain	—	(1.069)	(0.030)	—	—	—

Total dividends and distributions	—	(1.622)	(0.279)	(0.215)	(0.170)	(0.180)

Net asset value, end of period	$44.996	$42.107	$32.994	$28.957	$28.928	$25.860

Total return[3]	6.86%	32.80%	14.92%	0.84%	12.54%	24.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,324	$84,813	$68,109	$66,033	$66,898	$58,964
Ratio of expenses to average net assets	0.73%	0.75%	0.76%	0.77%	0.77%	0.78%
Ratio of net investment income to average net assets	1.43%	1.40%	1.40%	1.10%	0.92%	1.13%
Portfolio turnover	7%	12%	22%	36%	32%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next 200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisors (DIFA)(Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the sub-advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $28,712 and $7,450, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.35% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$380,751
Distribution fees payable to LFD	24,127

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$93,928,725
Sales	152,940,065

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$730,931,372

Aggregate unrealized appreciation	$642,173,223
Aggregate unrealized depreciation	(9,548,448)

Net unrealized appreciation	$632,624,775

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,360,015,337	$—	$1,360,015,337
Money Market Fund	400,810	—	400,810
Short-Term Investment	—	3,140,000	3,140,000

Total	$1,360,416,147	$3,140,000	$1,363,556,147

There were no Level 3 securities at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	81,049	303,651
Service Class	60,359	260,501
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,285,209
Service Class	—	78,956

	141,408	1,928,317

Shares redeemed:
Standard Class	(1,754,864)	(3,871,645)
Service Class	(200,544)	(389,529)

	(1,955,408)	(4,261,174)

Net decrease	(1,814,000)	(2,332,857)

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund

Notes to Financial Statements (continued)

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Social Awareness Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Social Awareness Fund

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,084.10	0.43%	$2.22
Service Class Shares	1,000.00	1,082.30	0.78%	4.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,020.93	0.78%	3.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.77%
Aerospace & Defense	1.09%
Air Freight & Logistics	2.21%
Auto Components	1.08%
Automobiles	1.48%
Banks	1.78%
Beverages	1.83%
Biotechnology	6.00%
Capital Markets	6.77%
Chemicals	2.13%
Communications Equipment	2.82%
Consumer Finance	1.64%
Containers & Packaging	1.27%
Diversified Financial Services	1.01%
Diversified Telecommunication Services	1.82%
Electric Utilities	1.14%
Electrical Equipment	0.49%
Energy Equipment & Services	2.14%
Food & Staples Retailing	2.21%
Food Products	2.10%
Health Care Equipment & Supplies	2.24%
Health Care Providers & Services	3.82%
Hotels, Restaurants & Leisure	2.20%
Industrial Conglomerates	1.32%
Insurance	4.50%
Internet Software & Services	2.98%
IT Services	2.43%
Life Sciences Tools & Services	1.53%
Machinery	3.52%
Media	4.50%
Multiline Retail	3.18%
Oil, Gas & Consumable Fuels	5.75%
Paper & Forest Products	0.99%
Pharmaceuticals	4.16%
Professional Services	1.00%
Real Estate Investment Trusts	2.15%
Road & Rail	0.48%
Semiconductors & Semiconductor Equipment	4.14%
Software	2.85%
Specialty Retail	1.99%
Technology Hardware, Storage & Peripherals	2.03%
Money Market Fund	1.02%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Gilead Sciences	3.26%
EOG Resources	2.91%
Comcast Class A	2.65%
UnitedHealth Group	2.24%
FedEx	2.21%
CVS Caremark	2.21%
Starbucks	2.20%
AbbVie	2.11%
General Mills	2.10%
Allergan	2.05%
Total	23.94%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.77%
Aerospace & Defense–1.09%
Rockwell Collins	108,100	$8,446,931

		8,446,931

Air Freight & Logistics–2.21%
FedEx	113,000	17,105,940

		17,105,940

Auto Components–1.08%
Borg Warner	128,400	8,370,396

		8,370,396

Automobiles–1.48%
Ford Motor	662,600	11,423,224

		11,423,224

Banks–1.78%
U.S. Bancorp	318,500	13,797,420

		13,797,420

Beverages–1.83%
PepsiCo	158,800	14,187,192

		14,187,192

Biotechnology–6.00%
†Alkermes	52,200	2,627,226
†Celgene	157,200	13,500,336
†Gilead Sciences	304,200	25,221,222
†Vertex Pharmaceuticals	53,000	5,018,040

		46,366,824

Capital Markets–6.77%
Ameriprise Financial	70,600	8,472,000
BlackRock	43,500	13,902,600
Invesco.	301,400	11,377,850
Raymond James Financial	176,600	8,958,918
State Street	143,900	9,678,714

		52,390,082

Chemicals–2.13%
Eastman Chemical	99,700	8,708,795
Huntsman	275,400	7,738,740

		16,447,535

Communications Equipment–2.82%
Cisco Systems	249,000	6,187,650
QUALCOMM	197,400	15,634,080

		21,821,730

Consumer Finance–1.64%
Capital One Financial	153,450	12,674,970

		12,674,970

Containers & Packaging–1.27%
MeadWestvaco	221,700	9,812,442

		9,812,442

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–1.01%
IntercontinentalExchange Group	41,550	$7,848,795

		7,848,795

Diversified Telecommunication Services–1.82%
AT&T	397,700	14,062,672

		14,062,672

Electric Utilities–1.14%
OGE Energy	225,600	8,816,448

		8,816,448

Electrical Equipment–0.49%
Acuity Brands	27,200	3,760,400

		3,760,400

Energy Equipment & Services–2.14%
Baker Hughes	93,500	6,961,075
Core Laboratories	13,800	2,305,428
National Oilwell Varco	88,800	7,312,680

		16,579,183

Food & Staples Retailing–2.21%
CVS Caremark	226,300	17,056,231

		17,056,231

Food Products–2.10%
General Mills	308,800	16,224,352

		16,224,352

Health Care Equipment & Supplies–2.24%
Abbott Laboratories	195,800	8,008,220
Baxter International	129,000	9,326,700

		17,334,920

Health Care Providers & Services–3.82%
†Express Scripts Holding	175,900	12,195,147
UnitedHealth Group	212,000	17,331,000

		29,526,147

Hotels, Restaurants & Leisure–2.20%
Starbucks	220,200	17,039,076

		17,039,076

Industrial Conglomerates–1.32%
Roper Industries	69,800	10,191,498

		10,191,498

Insurance–4.50%
AFLAC	171,200	10,657,200
Prudential Financial	148,600	13,191,222
Travelers.	116,200	10,930,934

		34,779,356

Internet Software & Services–2.98%
†Facebook Class A	157,100	10,571,259

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Google Class A	21,400	$12,511,938

		23,083,197

IT Services–2.43%
Accenture Class A	167,300	13,524,532
International Business Machines	29,100	5,274,957

		18,799,489

Life Sciences Tools & Services–1.53%
Thermo Fisher Scientific	100,100	11,811,800

		11,811,800

Machinery–3.52%
Cummins	33,000	5,091,570
Deere	128,200	11,608,510
Lincoln Electric Holdings	64,600	4,514,248
Parker Hannifin	47,600	5,984,748

		27,199,076

Media–4.50%
Comcast Class A	381,400	20,473,552
Regal Entertainment Group Class A	209,800	4,426,780
Viacom Class B	113,760	9,866,405

		34,766,737

Multiline Retail–3.18%
Macy’s	228,200	13,240,164
Nordstrom	167,000	11,344,310

		24,584,474

Oil, Gas & Consumable Fuels–5.75%
†Antero Resources	33,000	2,165,790
EOG Resources	192,400	22,483,864
EQT	47,500	5,077,750
Marathon Oil	369,200	14,738,464

		44,465,868

Paper & Forest Products–0.99%
International Paper	152,200	7,681,534

		7,681,534

Pharmaceuticals–4.16%
AbbVie	288,400	16,277,296
Allergan	93,900	15,889,758

		32,167,054

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–1.00%
Nielsen Holdings	159,100	$7,702,031

		7,702,031

Real Estate Investment Trusts–2.15%
American Tower	114,100	10,266,718
National Retail Properties	170,100	6,326,019

		16,592,737

Road & Rail–0.48%
Hunt (J.B.) Transport Services	50,100	3,696,378

		3,696,378

Semiconductors & Semiconductor Equipment–4.14%
Avago Technologies	69,000	4,972,830
Intel	353,200	10,913,880
Maxim Integrated Products	244,400	8,263,164
Texas Instruments	164,800	7,875,792

		32,025,666

Software–2.85%
Microsoft	330,300	13,773,510
†salesforce.com	141,900	8,241,552

		22,015,062

Specialty Retail–1.99%
DSW Class A	193,490	5,406,111
Tractor Supply	84,100	5,079,640
†Urban Outfitters	145,200	4,916,472

		15,402,223

Technology Hardware, Storage & Peripherals–2.03%
EMC	595,200	15,677,568

		15,677,568

Total Common Stock (Cost $411,005,208)		763,734,658

MONEY MARKET FUND–1.02%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	7,889,061	7,889,061

Total Money Market Fund (Cost $7,889,061)		7,889,061

TOTAL VALUE OF SECURITIES–99.79% (Cost $418,894,269)	771,623,719
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,602,388

NET ASSETS APPLICABLE TO 16,655,580 SHARES OUTSTANDING–100.00%	$773,226,107

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($688,572,660 /14,825,456 Shares)	$46.445
NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($84,653,447 / 1,830,124 Shares)	$46.256

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$338,824,626
Undistributed net investment income	4,960,148
Accumulated net realized gain on investments	76,711,883
Net unrealized appreciation of investments	352,729,450

Total net assets	$773,226,107

†	Non-income producing for the period.

«	Of this amount, $616,553 represents payable for fund shares redeemed as of June 30, 2014.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund	LVIP Delaware Social Awareness Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$6,577,619
Interest	34
Foreign tax withheld	(10,739)

6,566,914

EXPENSES:
Management fees	1,385,985
Distribution fees-Service Class	140,307
Accounting and administration expenses	90,356
Reports and statements to shareholders	43,041
Professional fees	16,776
Trustees’ fees and expenses	7,630
Custodian fees	4,138
Consulting fees	1,238
Pricing fees	249
Other	24,534

Total operating expenses	1,714,254

NET INVESTMENT INCOME	4,852,660

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	43,875,421
Net change in unrealized appreciation (depreciation) of investments	11,715,544

NET REALIZED AND UNREALIZED GAIN	55,590,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,443,625

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,852,660	$8,472,515
Net realized gain	43,875,421	37,155,957
Net change in unrealized appreciation (depreciation)	11,715,544	160,492,482

Net increase in net assets resulting from operations	60,443,625	206,120,954

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,644,312)
Service Class	—	(691,868)
Net realized gain:
Standard Class	—	(11,735,833)
Service Class	—	(1,434,602)

	—	(21,506,615)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,773,825	9,366,624
Service Class	5,531,507	16,816,337
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,380,145
Service Class	—	2,126,470

	12,305,332	47,689,576

Cost of shares redeemed:
Standard Class	(38,971,443)	(73,622,741)
Service Class	(9,458,921)	(15,999,912)

	(48,430,364)	(89,622,653)

Decrease in net assets derived from capital share transactions	(36,125,032)	(41,933,077)

NET INCREASE IN NET ASSETS	24,318,593	142,681,262
NET ASSETS:
Beginning of period	748,907,514	606,226,252

End of period	$773,226,107	$748,907,514

Undistributed net investment income	$4,960,148	$107,488

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$42.841	$32.535	$30.528	$30.573	$27.563	$22.408

Income (loss) from investment operations:
Net investment income[2]	0.293	0.490	0.429	0.352	0.222	0.212
Net realized and unrealized gain (loss)	3.311	11.070	4.186	(0.154)	2.962	6.405

Total from investment operations	3.604	11.560	4.615	0.198	3.184	6.617

Less dividends and distributions from:
Net investment income	—	(0.498)	(0.246)	(0.243)	(0.174)	(0.170)
Net realized gain	—	(0.756)	(2.362)	—	—	(1.292)

Total dividends and distributions	—	(1.254)	(2.608)	(0.243)	(0.174)	(1.462)

Net asset value, end of period	$46.445	$42.841	$32.535	$30.528	$30.573	$27.563

Total return[3]	8.41%	35.69%	15.28%	0.64%	11.57%	30.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$688,573	$666,760	$546,051	$541,611	$616,404	$631,412
Ratio of expenses to average net assets	0.43%	0.45%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	1.35%	1.27%	1.31%	1.12%	0.79%	0.89%
Portfolio turnover	9%	15%	22%	41%	28%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$42.740	$32.475	$30.478	$30.523	$27.525	$22.389

Income (loss) from investment operations:
Net investment income[2]	0.216	0.355	0.313	0.241	0.124	0.128
Net realized and unrealized gain (loss)	3.300	11.030	4.178	(0.151)	2.951	6.387

Total from investment operations	3.516	11.385	4.491	0.090	3.075	6.515

Less dividends and distributions from:
Net investment income	—	(0.364)	(0.132)	(0.135)	(0.077)	(0.087)
Net realized gain	—	(0.756)	(2.362)	—	—	(1.292)

Total dividends and distributions	—	(1.120)	(2.494)	(0.135)	(0.077)	(1.379)

Net asset value, end of period	$46.256	$42.740	$32.475	$30.478	$30.523	$27.525

Total return[3]	8.23%	35.21%	14.88%	0.29%	11.18%	29.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,653	$82,148	$60,175	$56,915	$61,305	$60,422
Ratio of expenses to average net assets	0.78%	0.80%	0.82%	0.82%	0.82%	0.83%
Ratio of net investment income to average net assets	1.00%	0.92%	0.96%	0.77%	0.44%	0.54%
Portfolio turnover	9%	15%	22%	41%	28%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of the fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (DIFA) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $16,002 and $4,153, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$234,238
Distribution fees payable to LFD	23,755

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$67,679,528
Sales	92,052,252

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$420,102,053

Aggregate unrealized appreciation	$354,196,950
Aggregate unrealized depreciation	(2,675,284)

Net unrealized appreciation	$351,521,666

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.”

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$763,734,658
Money Market Fund	7,889,061

Total	$771,623,719

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	152,941	241,145
Service Class	125,580	433,282
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	467,498
Service Class	—	51,637

	278,521	1,193,562

Shares redeemed:
Standard Class	(891,141)	(1,928,262)
Service Class	(217,482)	(415,891)

	(1,108,623)	(2,344,153)

Net decrease	(830,102)	(1,150,591)

5. Market Risk

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,084.70	0.43%	$2.22
Service Class Shares	1,000.00	1,082.80	0.78%	4.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,020.93	0.78%	3.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.19%
Auto Components	3.00%
Banks	8.29%
Beverages	1.05%
Capital Markets	1.62%
Chemicals	8.42%
Commercial Services & Supplies	0.52%
Construction & Engineering	1.81%
Containers & Packaging	1.66%
Diversified Consumer Services	1.13%
Electric Utilities	2.03%
Electrical Equipment	1.42%
Electronic Equipment, Instruments & Components	1.63%
Energy Equipment & Services	5.36%
Food Products	0.72%
Health Care Equipment & Supplies	1.86%
Health Care Providers & Services	4.07%
Hotels, Restaurants & Leisure	1.45%
Household Durables	2.01%
Insurance	9.99%
IT Services	1.59%
Leisure Products	1.02%
Life Sciences Tools & Services	2.49%
Machinery	2.57%
Media	0.59%
Multiline Retail	2.44%
Multi-Utilities	2.13%
Oil, Gas & Consumable Fuels	5.69%
Pharmaceuticals	0.88%
Professional Services	1.11%
Real Estate Investment Trusts	4.49%
Road & Rail	2.17%
Semiconductors & Semiconductor Equipment	0.74%
Software	5.44%
Specialty Retail	1.87%
Textiles, Apparel & Luxury Goods	1.08%
Tobacco	1.15%
Trading Companies & Distributors	2.70%
Money Market Fund	0.02%
Short-Term Investment	1.83%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
United Rentals	2.70%
Whiting Petroleum	2.56%
East West Bancorp	2.40%
American Financial Group	2.38%
Celanese Class A	2.25%
Comerica	2.19%
Torchmark	2.08%
Newfield Exploration	2.00%
Cytec Industries	1.96%
Superior Energy Services	1.76%
Total	22.28%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.19%
Auto Components–3.00%
Borg Warner	134,400	$8,761,536
Johnson Controls	94,200	4,703,406
†TRW Automotive Holdings	80,300	7,188,456

		20,653,398

Banks–8.29%
Associated Banc-Corp	175,900	3,180,272
Bank of Hawaii	120,800	7,089,752
Comerica	300,700	15,083,112
East West Bancorp	471,800	16,508,282
First Horizon National	536,110	6,358,265
Hancock Holding	107,700	3,803,964
Zions Bancorp	168,800	4,974,536

		56,998,183

Beverages–1.05%
Dr Pepper Snapple Group	123,400	7,228,772

		7,228,772

Capital Markets–1.62%
Raymond James Financial	219,550	11,137,771

		11,137,771

Chemicals–8.42%
Albemarle	163,000	11,654,500
Celanese Class A	240,000	15,427,200
Cytec Industries	127,700	13,462,134
FMC	89,100	6,343,029
†Grace (W.R.) & Co	116,200	10,984,386

		57,871,249

Commercial Services & Supplies–0.52%
Brink’s	126,000	3,555,720

		3,555,720

Construction & Engineering–1.81%
Chicago Bridge & Iron	75,600	5,155,920
KBR	304,200	7,255,170

		12,411,090

Containers & Packaging–1.66%
†Owens-Illinois	328,500	11,379,240

		11,379,240

Diversified Consumer Services–1.13%
Service International	374,600	7,761,712

		7,761,712

Electric Utilities–2.03%
Edison International	134,300	7,804,173
PPL	172,700	6,136,031

		13,940,204

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.42%
Regal-Beloit	124,100	$9,749,296

		9,749,296

Electronic Equipment, Instruments & Components–1.63%
Avnet	252,900	11,205,999

		11,205,999

Energy Equipment & Services–5.36%
ENSCO	216,600	12,036,462
Helmerich & Payne	63,900	7,419,429
Rowan Class A	165,400	5,281,222
Superior Energy Services	335,100	12,110,514

		36,847,627

Food Products–0.72%
Tyson Foods Class A	132,700	4,981,558

		4,981,558

Health Care Equipment & Supplies–1.86%
Becton, Dickinson	74,000	8,754,200
Zimmer Holdings	38,800	4,029,768

		12,783,968

Health Care Providers & Services–4.07%
Cigna	80,300	7,385,191
McKesson	53,500	9,962,235
Omnicare	73,400	4,886,238
Universal Health Services Class B	60,200	5,764,752

		27,998,416

Hotels, Restaurants & Leisure–1.45%
†Bloomin’ Brands	211,300	4,739,459
Starwood Hotels & Resorts Worldwide	64,900	5,245,218

		9,984,677

Household Durables–2.01%
D.R.Horton	280,933	6,905,333
Newell Rubbermaid	222,700	6,901,473

		13,806,806

Insurance–9.99%
American Financial Group	274,650	16,358,154
Berkley (W.R.)	197,350	9,139,279
HCC Insurance Holdings	225,300	11,026,182
Reinsurance Group of America	141,000	11,124,900
Torchmark	174,100	14,262,272
Validus Holdings	176,500	6,749,360

		68,660,147

IT Services–1.59%
†Fiserv	180,800	10,905,856

		10,905,856

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.02%
Hasbro	132,500	$7,029,125

		7,029,125

Life Sciences Tools & Services–2.49%
Agilent Technologies	166,700	9,575,248
Thermo Fisher Scientific	63,800	7,528,400

		17,103,648

Machinery–2.57%
Cummins	41,200	6,356,748
ITT	235,400	11,322,740

		17,679,488

Media–0.59%
Meredith	83,625	4,044,105

		4,044,105

Multiline Retail–2.44%
Macy’s	166,600	9,666,132
Nordstrom	105,100	7,139,443

		16,805,575

Multi-Utilities–2.13%
Public Service Enterprise Group	161,400	6,583,506
Wisconsin Energy	171,500	8,046,780

		14,630,286

Oil, Gas & Consumable Fuels–5.69%
†Newfield Exploration	311,400	13,763,880
Tesoro	132,000	7,744,440
†Whiting Petroleum	219,100	17,582,775

		39,091,095

Pharmaceuticals–0.88%
†Actavis	27,100	6,044,655

		6,044,655

Professional Services–1.11%
ManpowerGroup	89,800	7,619,530

		7,619,530

Real Estate Investment Trusts–4.49%
Boston Properties	44,200	5,223,556
Brandywine Realty Trust	367,500	5,733,000
CBL & Associates Properties	270,800	5,145,200
Highwoods Properties	230,400	9,665,280
Kimco Realty	221,700	5,094,666

		30,861,702

Road & Rail–2.17%
Canadian National Railway	107,500	6,989,650
CSX	256,800	7,912,008

		14,901,658

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.74%
Teradyne	258,000	$5,056,800

		5,056,800

Software–5.44%
†Adobe Systems	132,300	9,573,228
†Citrix Systems	82,700	5,172,885
Compuware	745,900	7,451,541
Symantec	209,300	4,792,970
†Synopsys	268,400	10,419,288

		37,409,912

Specialty Retail–1.87%
PETsMART	60,200	3,599,960
Staples	254,300	2,756,612
Tiffany & Co	64,700	6,486,175

		12,842,747

Textiles, Apparel & Luxury Goods–1.08%
VF	118,400	7,459,200

		7,459,200

Tobacco–1.15%
Reynolds American	130,600	7,881,710

		7,881,710

Trading Companies & Distributors–2.70%
†United Rentals	177,400	18,579,102

		18,579,102

Total Common Stock (Cost $369,784,300)		674,902,027

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	141,310	141,310

Total Money Market Fund (Cost $141,310)		141,310

	Principal Amount°

SHORT-TERM INVESTMENT–1.83%
≠Discounted Commercial Paper–1.83%
Abbey National North America 0.05% 7/1/14	12,575,000	12,575,000

Total Short-Term Investment (Cost $12,575,000)		12,575,000

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.04% (Cost $382,500,610)	$687,618,337
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(290,776)

NET ASSETS APPLICABLE TO 15,323,648 SHARES OUTSTANDING–100.00%	$687,327,561

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($597,632,402 / 13,317,066 Shares)	$44.877
NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($89,695,159 / 2,006,582 Shares)	$44.700

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$328,744,223
Undistributed net investment income	3,634,159
Accumulated net realized gain on investments	49,831,467
Net unrealized appreciation of investments and foreign currencies	305,117,712

Total net assets	$687,327,561

†	Non-income producing for the period.

«	Of this amount, $2,206,016 represents payable for securities purchased and $812,418 represents payable for fund shares redeemed as of June 30, 2014.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund	LVIP Delaware Special Opportunities Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$4,872,682
Interest	7,204
Foreign tax withheld	(8,669)

4,871,217

EXPENSES:
Management fees	1,260,673
Distribution fees-Service Class	149,827
Accounting and administration expenses	80,106
Reports and statements to shareholders	39,751
Professional fees.	16,016
Trustees’ fees and expenses	6,737
Custodian fees	4,046
Consulting fees	1,196
Pricing fees	292
Other	6,242

Total operating expenses	1,564,886

NET INVESTMENT INCOME	3,306,331

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	23,112,728
Foreign currencies	507
Foreign currency exchange contracts	235

Net realized gain	23,113,470

Net change in unrealized appreciation (depreciation) of:
Investments	27,673,659
Foreign currencies	(59)

Net change in unrealized appreciation (depreciation)	27,673,600

NET REALIZED AND UNREALIZED GAIN	50,787,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,093,401

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,306,331	$6,609,645
Net realized gain	23,113,470	28,334,848
Net change in unrealized appreciation (depreciation)	27,673,600	139,857,260

Net increase in net assets resulting from operations	54,093,401	174,801,753

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,950,345)
Service Class	—	(617,174)
Net realized gain:
Standard Class	—	(44,680,899)
Service Class	—	(6,753,822)

	—	(58,002,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,680,798	26,368,704
Service Class	5,409,240	17,329,691
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	50,631,244
Service Class	—	7,370,996

	18,090,038	101,700,635

Cost of shares redeemed:
Standard Class	(36,147,993)	(78,772,260)
Service Class	(8,459,438)	(18,064,040)

	(44,607,431)	(96,836,300)

Increase (decrease) in net assets derived from capital share transactions	(26,517,393)	4,864,335

NET INCREASE IN NET ASSETS	27,576,008	121,663,848
NET ASSETS:
Beginning of period	659,751,553	538,087,705

End of period	$687,327,561	$659,751,553

Undistributed net investment income	$3,634,159	$327,828

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$41.371	$34.125	$33.749	$39.323	$30.303	$24.091

Income (loss) from investment operations:
Net investment income[2]	0.221	0.441	0.470	0.345	0.349	0.347
Net realized and unrealized gain (loss)	3.285	10.699	4.485	(2.624)	8.928	6.927

Total from investment operations	3.506	11.140	4.955	(2.279)	9.277	7.274

Less dividends and distributions from:
Net investment income	—	(0.434)	(0.269)	(0.115)	(0.257)	(0.257)
Net realized gain	—	(3.460)	(4.310)	(3.180)	—	(0.805)

Total dividends and distributions	—	(3.894)	(4.579)	(3.295)	(0.257)	(1.062)

Net asset value, end of period	$44.877	$41.371	$34.125	$33.749	$39.323	$30.303

Total return[3]	8.47%	33.78%	14.94%	(5.20% )	30.63%	30.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$597,633	$573,997	$473,471	$467,227	$599,052	$491,581
Ratio of expenses to average net assets	0.43%	0.46%	0.47%	0.46%	0.48%	0.51%
Ratio of net investment income to average net assets	1.05%	1.13%	1.32%	0.90%	1.04%	1.34%
Portfolio turnover	3%	13%	11%	9%	14%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$41.280	$34.069	$33.702	$39.288	$30.289	$24.091

Income (loss) from investment operations:
Net investment income[2]	0.147	0.304	0.344	0.208	0.233	0.256
Net realized and unrealized gain (loss)	3.273	10.665	4.477	(2.614)	8.904	6.913

Total from investment operations	3.420	10.969	4.821	(2.406)	9.137	7.169

Less dividends and distributions from:
Net investment income	—	(0.298)	(0.144)	—	(0.138)	(0.166)
Net realized gain	—	(3.460)	(4.310)	(3.180)	—	(0.805)

Total dividends and distributions	—	(3.758)	(4.454)	(3.180)	(0.138)	(0.971)

Net asset value, end of period	$44.700	$41.280	$34.069	$33.702	$39.288	$30.289

Total return[3]	8.28%	33.32%	14.54%	(5.53% )	30.18%	29.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,695	$85,755	$64,617	$61,431	$49,495	$27,598
Ratio of expenses to average net assets	0.78%	0.81%	0.82%	0.81%	0.83%	0.86%
Ratio of net investment income to average net assets	0.70%	0.78%	0.97%	0.55%	0.69%	0.99%
Portfolio turnover	3%	13%	11%	9%	14%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of fund shares over a period of three years or longer).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Investments Fund Advisers (DIFA) (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $14,169 and $3,675, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$213,950
Distribution fees payable to LFD	25,702

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$19,457,981
Sales	43,278,570

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$382,502,198

Aggregate unrealized appreciation	$314,346,275
Aggregate unrealized depreciation	(9,230,136)

Net unrealized appreciation	$305,116,139

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$674,902,027	$—	$674,902,027
Money Market Fund	141,310	—	141,310
Short-Term Investment	—	12,575,000	12,575,000

Total	$675,043,337	$12,575,000	$687,618,337

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	297,569	684,046
Service Class	129,722	449,462
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,329,823
Service Class	—	194,884

	427,291	2,658,215

Shares redeemed:
Standard Class	(854,736)	(2,014,421)
Service Class	(200,526)	(463,618)

	(1,055,262)	(2,478,039)

Net increase (decrease)	(627,971)	180,176

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$235	$—

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of

LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–13

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional Non-U.S. Equity RPM Fund

LVIP Dimensional U.S. Equity RPM Fund

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional Non-U.S. Equity RPM Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,042.50	0.32%	$1.62
Service Class Shares	1,000.00	1,041.20	0.57%	2.88
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.97	0.57%	2.86

LVIP Dimensional U.S. Equity RPM Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,041.00	0.30%	$1.52
Service Class Shares	1,000.00	1,039.70	0.55%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Dimensional/Vanguard Total Bond Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,034.90	0.24%	$1.21
Service Class Shares	1,000.00	1,033.70	0.49%	2.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Vanguard Domestic Equity ETF Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,067.80	0.26%	$1.33
Service Class Shares	1,000.00	1,066.60	0.51%	2.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

LVIP Vanguard International Equity ETF Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,047.90	0.28%	$1.42
Service Class Shares	1,000.00	1,046.60	0.53%	2.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2014

LVIP Dimensional Non-U.S. Equity RPM Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.85%
Money Market Fund	1.85%
Unaffiliated Investment Companies	97.25%
International Equity Funds	91.13%
Money Market Fund	6.12%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity RPM Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.84%
Money Market Fund	1.84%
Unaffiliated Investment Companies	97.70%
Equity Funds	91.13%
Money Market Fund	6.57%
Total Value of Securities	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.98%
Money Market Fund	1.98%
Unaffiliated Investment Companies	98.01%
Fixed Income Funds	97.77%
Money Market Fund	0.24%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.99%
Money Market Fund	1.99%
Unaffiliated Investment Companies	99.70%
Equity Funds	97.84%
Money Market Fund	1.86%
Total Value of Securities	101.69%
Liabilities Net of Receivables and Other Assets	(1.69%	)
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	1.99%
Money Market Fund	1.99%
Unaffiliated Investment Companies	98.78%
International Equity Funds	97.16%
Money Market Fund	1.62%
Total Value of Securities	100.77%
Liabilities Net of Receivables and Other Assets	(0.77%	)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional Non-U.S. Equity RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.85%
Money Market Fund–1.85%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	360,800	$3,607,999

Total Affiliated Investment Company (Cost $3,607,999)		3,607,999

UNAFFILIATED INVESTMENT COMPANIES–97.25%
International Equity Funds–91.13%
**DFA Emerging Markets Core Equity Portfolio	865,602	18,004,529
**DFA International Core Equity Portfolio	3,396,047	45,303,262
**DFA International Real Estate Securities Portfolio	1,602,016	9,147,509
**DFA International Small Cap Value Portfolio	411,394	9,021,861

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	1,450,194	$18,112,923
**DFA Large Cap International Portfolio	1,943,024	45,272,451
**DFA VA International Small Portfolio	1,103,476	14,510,711
**DFA VA International Value Portfolio	1,297,795	18,039,349

		177,412,595

Money Market Fund–6.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	11,905,296	11,905,296

		11,905,296

Total Unaffiliated Investment Companies (Cost $165,401,536)		189,317,891

TOTAL VALUE OF SECURITIES–99.10% (Cost $169,009,535)	192,925,890
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.90%	1,758,375

NET ASSETS APPLICABLE TO 17,991,116 SHARES OUTSTANDING–100.00%	$194,684,265

NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY RPM FUND STANDARD CLASS ($42,480,066 / 3,921,492 Shares)	$10.833
NET ASSET VALUE–LVIP DIMENSIONAL NON-U.S. EQUITY RPM FUND SERVICE CLASS ($152,204,199 / 14,069,624 Shares)	$10.818

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$173,398,487
Undistributed net investment income	1,706,686
Accumulated net realized loss on investments	(4,433,209)
Net unrealized appreciation of investments and derivatives	24,012,301

Total net assets	$194,684,265

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,841,927 cash pledged as collateral for futures contracts, $401,341 represents payable for securities purchased and $55,250 represents payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
47	British Pound Currency	$4,944,486	$5,021,656	9/18/14	$77,170
185	E-mini MSCI Emerging Markets Index	9,637,628	9,626,475	9/22/14	(11,153)
49	Euro Currency	8,311,406	8,390,025	9/18/14	78,619
186	Euro STOXX 50 Index	8,350,944	8,231,274	9/22/14	(119,670)
44	FTSE 100 Index	5,072,010	5,053,933	9/22/14	(18,077)
49	Japanese Yen Currency	6,026,331	6,051,500	9/18/14	25,169
39	Nikkei 225 Index (OSE)	5,771,773	5,835,661	9/12/14	63,888

		$48,114,578			$95,946

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Dimensional Non-U.S. Equity RPM Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

VA–Variable Annuity

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional U.S. Equity RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.84%
Money Market Fund–1.84%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	596,350	$5,963,502

Total Affiliated Investment Company (Cost $5,963,502)		5,963,502

UNAFFILIATED INVESTMENT COMPANIES–97.70%
Equity Funds–91.13%
**DFA Real Estate Securities Portfolio	498,712	15,091,030
**DFA U.S. Core Equity 1 Portfolio	3,428,914	60,177,448
**DFA U.S. Large Company Portfolio	5,819,272	89,965,940
**DFA U.S. Large Value Portfolio	1,921,637	45,177,688
**DFA U.S. Micro Cap Portfolio	740,446	15,075,472
**DFA U.S. Small Cap Portfolio	758,776	24,174,595

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Value Portfolio	406,256	$15,019,289
**DFA VA U.S. Targeted Value Portfolio	1,513,553	30,104,575

		294,786,037

Money Market Fund–6.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	21,239,403	21,239,403

		21,239,403

Total Unaffiliated Investment Companies (Cost $254,810,705)		316,025,440

TOTAL VALUE OF SECURITIES–99.54% (Cost $260,774,207)	321,988,942
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	1,485,813

NET ASSETS APPLICABLE TO 22,799,362 SHARES OUTSTANDING–100.00%	$323,474,755

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY RPM FUND STANDARD CLASS ($20,201,293 / 1,421,807 Shares)	$14.208

NET ASSET VALUE–LVIP DIMENSIONAL U.S. EQUITY RPM FUND SERVICE CLASS ($303,273,462 / 21,377,555 Shares)	$14.187

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:

Shares of beneficial interest (unlimited authorization–no par)	$266,765,234
Undistributed net investment income	634,147
Accumulated net realized loss on investments	(6,078,626)
Net unrealized appreciation of investments and derivatives	62,154,000

Total net assets	$323,474,755

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $2,085,425 cash pledged as collateral for futures contracts, $546,132 represents payable for securities purchased and $671,768 represents payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
174 E-mini Russell 2000 Index	$20,134,723	$20,711,220	9/22/14	$576,497
277 E-mini S&P 500 Index	26,677,972	27,040,740	9/22/14	362,768

	$46,812,695			$939,265

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Total Bond Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.98%
Money Market Fund–1.98%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	635,314	$6,353,137

Total Affiliated Investment Company (Cost $6,353,137)		6,353,137

UNAFFILIATED INVESTMENT COMPANIES–98.01%
Fixed Income Funds–97.77%
**DFA Inflation-Protected Securities Portfolio	1,609,691	19,348,482
**DFA Intermediate Term Extended Quality Portfolio	4,163,575	44,883,340
**DFA Two-Year Global Fixed Income Portfolio	3,176,581	31,765,814
**DFA VA Global Bond Portfolio	2,348,621	25,482,536
**DFA VA Short Term Fixed Portfolio	3,422,303	34,941,710
Vanguard Long-Term Bond ETF	143,757	12,922,317

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Mortgage-Backed Securities ETF	728,642	$38,348,428
Vanguard Short-Term Corporate Bond ETF	118,832	9,550,528
Vanguard Total Bond Market ETF	1,167,594	95,999,579

		313,242,734

Money Market Fund–0.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	770,065	770,065

		770,065

Total Unaffiliated Investment Companies (Cost $312,299,790)		314,012,799

TOTAL VALUE OF SECURITIES–99.99% (Cost $318,652,927)	320,365,936
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	22,768

NET ASSETS APPLICABLE TO 30,312,021 SHARES OUTSTANDING–100.00%	$320,388,704

NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND STANDARD CLASS ($22,697,245 / 2,145,034 Shares)	$10.581
NET ASSET VALUE–LVIP DIMENSIONAL/VANGUARD TOTAL BOND FUND SERVICE CLASS ($297,691,459 / 28,166,987 Shares)	$10.569

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$ 318,012,239
Undistributed net investment income	1,975,986
Accumulated net realized loss on investments	(1,312,530)
Net unrealized appreciation of investments	1,713,009

Total net assets	$ 320,388,704

*	Standard Class shares.

**	Institutional Class shares.

«	Of this amount, $769,927 represents payable for securities purchased and $136,107 represents payable for fund shares redeemed as of June 30, 2014.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Vanguard Domestic Equity ETF Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	344,918	$3,449,177

Total Affiliated Investment Company (Cost $3,449,177)		3,449,177

UNAFFILIATED INVESTMENT COMPANIES–99.70%
Equity Funds–97.84%
Vanguard Dividend Appreciation ETF	220,342	17,175,659
Vanguard Mega Cap 300 Growth ETF	360,767	27,699,690
Vanguard Mega Cap 300 Value ETF	590,421	34,409,736
Vanguard Mid-Cap Growth Index ETF	72,540	6,989,229
Vanguard Mid-Cap Value Index ETF	120,361	10,464,185
Vanguard REIT ETF	92,436	6,917,910
Vanguard Small-Cap Growth ETF	41,721	5,314,838

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	82,769	$8,732,130
Vanguard Total Stock Market ETF	459,371	46,750,187
** Vanguard Variable Insurance Fund–
Small Company Growth Portfolio	228,972	5,289,245

		169,742,809

Money Market Fund–1.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,235,172	3,235,172

		3,235,172

Total Unaffiliated Investment Companies (Cost $128,185,723)		172,977,981

TOTAL VALUE OF SECURITIES–101.69% (Cost $131,634,900)	176,427,158
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.69%)	(2,938,715)

NET ASSETS APPLICABLE TO 12,120,653 SHARES OUTSTANDING–100.00%	$173,488,443

NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($24,600,590 / 1,716,655 Shares)	$14.331
NET ASSET VALUE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($148,887,853 / 10,403,998 Shares)	$14.311

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$126,924,295
Undistributed net investment income	1,251,240
Undistributed net realized gain on investments	520,650
Net unrealized appreciation of investments	44,792,258

Total net assets	$173,488,443

*	Standard Class shares.

**	Institutional Class shares.

«	Of this amount, $3,099,957 represents payable for securities purchased and $79,199 represents payable for fund shares redeemed as of June 30, 2014.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Vanguard International Equity ETF Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	215,446	$2,154,461

Total Affiliated Investment Company (Cost $2,154,461)		2,154,461

UNAFFILIATED INVESTMENT COMPANIES–98.78%
International Equity Funds–97.16%
Vanguard FTSE All-World ex-U.S. ETF	306,152	16,008,688
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	145,396	16,162,219
Vanguard FTSE Developed Markets ETF	500,605	21,320,767
Vanguard FTSE Emerging Markets ETF	245,903	10,605,796
Vanguard FTSE European ETF	157,583	9,447,101

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	297,585	$18,521,691
Vanguard Global ex-U.S. Real Estate ETF	74,287	4,312,360
**Vanguard VA International Portfolio	381,861	8,572,783

		104,951,405

Money Market Fund–1.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,745,696	1,745,696

		1,745,696

Total Unaffiliated Investment Companies (Cost $89,677,005)		106,697,101

TOTAL VALUE OF SECURITIES–100.77% (Cost $91,831,466)	108,851,562
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.77%)	(836,575)

NET ASSETS APPLICABLE TO 10,047,961 SHARES OUTSTANDING–100.00%	$108,014,987

NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($20,507,274 / 1,905,192 Shares)	$10.764
NET ASSET VALUE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($87,507,713 / 8,142,769 Shares)	$10.747

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$ 94,202,864
Undistributed net investment income	1,327,635
Accumulated net realized loss on investments	(4,535,608)
Net unrealized appreciation of investments	17,020,096

Total net assets	$ 108,014,987

*	Standard Class shares.

**	Retail Class shares

«	Of this amount, $909,716 represents payable for securities purchased and $41,851 represents payable for fund shares redeemed as of June 30, 2014.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,996,311	$1,302,094	$2,277,218	$1,162,790	$1,557,334
Dividends from affiliated investment companies	432	736	815	453	272

	1,996,743	1,302,830	2,278,033	1,163,243	1,557,606

EXPENSES:
Management fees	200,616	338,266	350,328	193,961	116,471
Distribution fees-Service Class	153,565	316,576	328,058	171,183	97,686
Accounting and administration expenses	38,506	49,282	23,753	19,865	17,875
Professional fees	10,646	11,650	11,763	10,639	10,008
Reports and statements to shareholders	4,397	3,172	10,376	8,045	7,366
Custodian fees	2,263	3,133	2,885	2,265	1,610
Trustees’ fees and expenses	1,364	2,464	2,590	1,509	883
Consulting fees	1,050	1,090	963	903	880
Pricing fees	114	80	55	53	92
Other	809	799	1,043	617	394

	413,330	726,512	731,814	409,040	253,265
Less management fees waived	—	—	(70,066)	(38,792)	(23,294)

Total operating expenses	413,330	726,512	661,748	370,248	229,971

NET INVESTMENT INCOME	1,583,413	576,318	1,616,285	792,995	1,327,635

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	—	—	8,335	573,268	—
Sale of investments inunaffiliated investment companies	(19,413)	(105,655)	(552,110)	60,022	(95,016)
Foreign currencies	(36,252)	—	—	—	—
Foreign currency exchange contracts	2,189	—	—	—	—
Futures contracts	(1,858,937)	(4,619,283)	—	—	—

Net realized gain (loss)	(1,912,413)	(4,724,938)	(543,775)	633,290	(95,016)

Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated investment companies	8,371,487	16,905,544	8,129,933	9,016,322	3,558,991
Foreign currencies	(2,163)	—	—	—	—
Futures contracts	(304,673)	71,013	—	—	—

Net change in unrealized appreciation (depreciation)	8,064,651	16,976,557	8,129,933	9,016,322	3,558,991

NET REALIZED AND UNREALIZED GAIN	6,152,238	12,251,619	7,586,158	9,649,612	3,463,975

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,735,651	$12,827,937	$9,202,443	$10,442,607	$4,791,610

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP				LVIP
	Dimensional		LVIP		Dimensional/
	Non-U.S.		Dimensional		Vanguard
	Equity RPM Fund		U.S. Equity RPM Fund		Total Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/14	Year Ended	6/30/14	Year Ended	6/30/14	Year Ended
	(unaudited)	12/31/13	(unaudited)	12/31/13	(unaudited)	12/31/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,583,413	$1,901,212	$576,318	$1,624,543	$1,616,285	$2,449,162
Net realized loss	(1,912,413)	(1,951,289)	(4,724,938)	(946,026)	(543,775)	(566,016)
Net change in unrealized appreciation (depreciation)	8,064,651	11,793,014	16,976,557	36,052,941	8,129,933	(7,520,227)

Net increase (decrease) in net assets resulting from operations	7,735,651	11,742,937	12,827,937	36,731,458	9,202,443	(5,637,081)

DIVIDEZNDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(608,538)	—	(139,850)	—	(173,049)
Service Class	—	(1,469,665)	—	(1,497,819)	—	(2,498,399)
Net realized gain:
Standard Class	—	(36,400)	—	(55,616)	—	(26,113)
Service Class	—	(78,120)	—	(787,489)	—	(509,148)

	—	(2,192,723)	—	(2,480,774)	—	(3,206,709)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,806,518	10,474,057	5,360,455	13,489,177	10,143,497	11,104,237
Service Class	54,401,792	71,774,460	93,902,030	120,392,495	69,545,001	139,282,702
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	644,938	—	195,464	—	199,162
Service Class	—	1,547,785	—	2,285,309	—	3,007,547

	61,208,310	84,441,240	99,262,485	136,362,445	79,688,498	153,593,648

Cost of shares redeemed:
Standard Class	(702,938)	(1,049,312)	(1,067,358)	(3,158,016)	(1,660,514)	(5,664,928)
Service Class	(9,218,633)	(8,534,028)	(22,848,723)	(26,897,691)	(14,281,766)	(37,722,573)

	(9,921,571)	(9,583,340)	(23,916,081)	(30,055,707)	(15,942,280)	(43,387,501)

Increase in net assets derived from capital share transactions	51,286,739	74,857,900	75,346,404	106,306,738	63,746,218	110,206,147

NET INCREASE IN NET ASSETS	59,022,390	84,408,114	88,174,341	140,557,422	72,948,661	101,362,357
NET ASSETS:
Beginning of period	135,661,875	51,253,761	235,300,414	94,742,992	247,440,043	146,077,686

End of period	$194,684,265	$135,661,875	$323,474,755	$235,300,414	$320,388,704	$247,440,043

Undistributed net investment income	$1,706,686	$123,273	$634,147	$57,829	$1,975,986	$359,701

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP		LVIP
	Vanguard		Vanguard
	Domestic		International
	Equity ETF Fund		Equity ETF Fund
	Six Months		Six Months
	Ended		Ended
	6/30/14	Year Ended	6/30/14	Year Ended
	(unaudited)	12/31/13	(unaudited)	12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$792,995	$1,721,485	$1,327,635	$1,563,815
Net realized gain (loss)	633,290	325,204	(95,016)	(106,261)
Net change in unrealized appreciation (depreciation)	9,016,322	28,186,426	3,558,991	8,078,732

Net increase in net assets resulting from operations	10,442,607	30,233,115	4,791,610	9,536,286

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(146,977)	—	(220,804)
Service Class	—	(1,138,563)	—	(1,343,011)
Net realized gain:
Standard Class	—	—	—	(1,265)
Service Class	—	—	—	(8,262)

	—	(1,285,540)	—	(1,573,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,235,153	24,822,540	10,749,144	10,357,213
Service Class	18,995,076	42,140,696	14,418,484	27,868,397
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	146,977	—	222,069
Service Class	—	1,138,563	—	1,351,273

	31,230,229	68,248,776	25,167,628	39,798,952

Cost of shares redeemed:
Standard Class	(2,996,821)	(14,550,314)	(2,660,942)	(1,664,261)
Service Class	(13,509,247)	(22,246,993)	(5,881,376)	(12,066,429)

	(16,506,068)	(36,797,307)	(8,542,318)	(13,730,690)

Increase in net assets derived from capital share transactions	14,724,161	31,451,469	16,625,310	26,068,262

NET INCREASE IN NET ASSETS	25,166,768	60,399,044	21,416,920	34,031,206
NET ASSETS:
Beginning of period	148,321,675	87,922,631	86,598,067	52,566,861

End of period	$173,488,443	$148,321,675	$108,014,987	$86,598,067

Undistributed net investment income	$1,251,240	$458,245	$1,327,635	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Dimensional Non-U.S. Equity RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund
	Standard Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.391	$9.202	$7.951	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.112	0.246	0.310	0.280
Net realized and unrealized gain (loss)	0.330	1.142	1.172	(2.306)

Total from investment operations	0.442	1.388	1.482	(2.026)

Less dividends and distributions from:
Net investment income	—	(0.187)	(0.212)	(0.023)
Net realized gain	—	(0.012)	(0.019)	—

Total dividends and distributions	—	(0.199)	(0.231)	(0.023)

Net asset value, end of period	$10.833	$10.391	$9.202	$7.951

Total return[4]	4.25%	15.12%	18.77%	(20.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,480	$34,646	$21,171	$7,955
Ratio of expenses to average net assets[5]	0.32%	0.33%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.37%	0.50%	1.52%
Ratio of net investment income to average net assets	2.16%	2.50%	3.60%	5.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.46%	3.40%	4.04%
Portfolio turnover	4%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Dimensional Non-U.S. Equity RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund
	Service Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.390	$9.202	$7.954	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.099	0.223	0.288	0.271
Net realized and unrealized gain (loss)	0.329	1.139	1.171	(2.310)

Total from investment operations	0.428	1.362	1.459	(2.039)

Less dividends and distributions from:
Net investment income	—	(0.162)	(0.192)	(0.007)
Net realized gain	—	(0.012)	(0.019)	—

Total dividends and distributions	—	(0.174)	(0.211)	(0.007)

Net asset value, end of period	$10.818	$10.390	$9.202	$7.954

Total return[4]	4.12%	14.84%	18.47%	(20.39% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,204	$101,016	$30,083	$14,579
Ratio of expenses to average net assets[5]	0.57%	0.58%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.62%	0.75%	1.77%
Ratio of net investment income to average net assets	1.91%	2.25%	3.35%	5.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.21%	3.15%	3.79%
Portfolio turnover	4%	13%	11%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional U.S. Equity RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity RPM Fund
	Standard Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.649	$10.715	$9.230	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.044	0.165	0.199	0.175
Net realized and unrealized gain (loss)	0.515	2.955	1.405	(0.932)

Total from investment operations	0.559	3.120	1.604	(0.757)

Less dividends and distributions from:
Net investment income	—	(0.125)	(0.117)	(0.013)
Net realized gain	—	(0.061)	(0.002)	—

Total dividends and distributions	—	(0.186)	(0.119)	(0.013)

Net asset value, end of period	$14.208	$13.649	$10.715	$9.230

Total return[4]	4.10%	29.18%	17.41%	(7.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,201	$15,078	$2,558	$698
Ratio of expenses to average net assets[5]	0.30%	0.32%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.33%	0.39%	1.08%
Ratio of net investment income to average net assets	0.66%	1.31%	1.94%	2.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.66%	1.30%	1.85%	2.17%
Portfolio turnover	4%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional U.S. Equity RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity RPM Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.645	$10.714	$9.229	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.028	0.133	0.174	0.160
Net realized and unrealized gain (loss)	0.514	2.953	1.403	(0.931)

Total from investment operations	0.542	3.086	1.577	(0.771)

Less dividends and distributions from:
Net investment income	—	(0.094)	(0.090)	—
Net realized gain	—	(0.061)	(0.002)	—

Total dividends and distributions	—	(0.155)	(0.092)	—

Net asset value, end of period	$14.187	$13.645	$10.714	$9.229

Total return[4]	3.97%	28.86%	17.12%	(7.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$303,274	$220,223	$92,185	$24,883
Ratio of expenses to average net assets[5]	0.55%	0.57%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.58%	0.64%	1.33%
Ratio of net investment income to average net assets	0.41%	1.06%	1.69%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.41%	1.05%	1.60%	1.92%
Portfolio turnover	4%	15%	14%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.224	$10.688	$10.491	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.072	0.162	0.193	0.234
Net realized and unrealized gain (loss)	0.285	(0.457)	0.198	0.291

Total from investment operations	0.357	(0.295)	0.391	0.525

Less dividends and distributions from:
Net investment income	—	(0.141)	(0.175)	(0.034)
Net realized gain	—	(0.028)	(0.019)	—

Total dividends and distributions	—	(0.169)	(0.194)	(0.034)

Net asset value, end of period	$10.581	$10.224	$10.688	$10.491

Total return[4]	3.49%	(2.76% )	3.73%	5.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,697	$13,621	$8,444	$1,286
Ratio of expenses to average net assets[5]	0.24%	0.26%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.31%	0.35%	0.68%
Ratio of net investment income to average net assets	1.39%	1.55%	1.80%	3.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.50%	1.75%	2.99%
Portfolio turnover	3%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.224	$10.689	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.059	0.136	0.166	0.217
Net realized and unrealized gain (loss)	0.286	(0.457)	0.199	0.291

Total from investment operations	0.345	(0.321)	0.365	0.508

Less dividends and distributions from:
Net investment income	—	(0.116)	(0.151)	(0.014)
Net realized gain	—	(0.028)	(0.019)	—

Total dividends and distributions	—	(0.144)	(0.170)	(0.014)

Net asset value, end of period	$10.569	$10.224	$10.689	$10.494

Total return[4]	3.37%	(3.00% )	3.48%	5.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$297,692	$233,819	$137,634	$56,459
Ratio of expenses to average net assets[5]	0.49%	0.51%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.56%	0.60%	0.93%
Ratio of net investment income to average net assets	1.14%	1.30%	1.55%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.09%	1.25%	1.50%	2.74%
Portfolio turnover	3%	9%	26%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.421	$10.394	$9.158	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.084	0.212	0.200	0.174
Net realized and unrealized gain (loss)	0.826	2.960	1.187	(0.961)

Total from investment operations	0.910	3.172	1.387	(0.787)

Less dividends and distributions from:
Net investment income	—	(0.145)	(0.151)	(0.055)

Total dividends and distributions	—	(0.145)	(0.151)	(0.055)

Net asset value, end of period	$14.331	$13.421	$10.394	$9.158

Total return[4]	6.78%	30.52%	15.17%	(7.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,600	$13,983	$1,723	$146
Ratio of expenses to average net assets[5]	0.26%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.34%	0.39%	0.57%
Ratio of net investment income to average net assets	1.24%	1.71%	1.97%	2.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19%	1.66%	1.88%	2.63%
Portfolio turnover	7%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$13.418	$10.395	$9.159	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.067	0.177	0.174	0.158
Net realized and unrealized gain (loss)	0.826	2.961	1.187	(0.959)

Total from investment operations	0.893	3.138	1.361	(0.801)

Less dividends and distributions from:
Net investment income	—	(0.115)	(0.125)	(0.040)

Total dividends and distributions	—	(0.115)	(0.125)	(0.040)

Net asset value, end of period	$14.311	$13.418	$10.395	$9.159

Total return[4]	6.66%	30.20%	14.88%	(8.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,888	$134,339	$86,200	$52,435
Ratio of expenses to average net assets[5]	0.51%	0.54%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.59%	0.64%	0.82%
Ratio of net investment income to average net assets	0.99%	1.46%	1.72%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	1.41%	1.63%	2.38%
Portfolio turnover	7%	20%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.272	$9.139	$8.000	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.156	0.246	0.193	0.313
Net realized and unrealized gain (loss)	0.336	1.100	1.336	(2.313)

Total from investment operations	0.492	1.346	1.529	(2.000)

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.188)	—
Net realized gain	—	—	— [4]	—
Return of capital	—	(0.001)	(0.202)	—

Total dividends and distributions	—	(0.213)	(0.390)	—

Net asset value, end of period	$10.764	$10.272	$9.139	$8.000

Total return[5]	4.79%	14.75%	19.35%	(20.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,507	$11,500	$1,890	$600
Ratio of expenses to average net assets[6]	0.28%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%	0.39%	0.36%	0.46%
Ratio of net investment income to average net assets	3.06%	2.52%	2.21%	5.73%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.01%	2.43%	2.15%	5.57%
Portfolio turnover	7%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $11 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Vanguard International Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended		5/2/11[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$10.268	$9.137	$7.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.143	0.220	0.169	0.307
Net realized and unrealized gain (loss)	0.336	1.099	1.335	(2.320)

Total from investment operations	0.479	1.319	1.504	(2.013)

Less dividends and distributions from:
Net investment income	—	(0.187)	(0.170)	—
Net realized gain	—	—	— [4]	—
Return of capital	—	(0.001)	(0.184)	—

Total dividends and distributions	—	(0.188)	(0.354)	—

Net asset value, end of period	$10.747	$10.268	$9.137	$7.987

Total return[5]	4.66%	14.46%	19.04%	(20.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,508	$75,098	$50,677	$77,833
Ratio of expenses to average net assets[6]	0.53%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.58%	0.64%	0.61%	0.71%
Ratio of net investment income to average net assets	2.81%	2.27%	1.96%	5.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.76%	2.18%	1.90%	5.32%
Portfolio turnover	7%	17%	48%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distribution of $1,475 was made, which calculated to de minimus amount of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–22

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Dimensional Non-U.S. Equity RPM Fund, LVIP Dimensional U.S. Equity RPM Fund, LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Dimensional U.S. Equity RPM Fund will invest a significant portion of their assets in other open-end investment companies (Underlying Funds) that invest in U.S. and foreign stocks and money market instruments. The Underlying Funds will primarily be Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc. mutual funds. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market instruments. The Funds’ advisor will also employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and to hedge overall market risk.

The LVIP Dimensional/Vanguard Total Bond Fund will invest a significant portion of its assets in Underlying Funds and Exchange Traded Funds (ETFs) which, in turn, invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to mutual fund and ETF investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund will invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

The investment objective of the LVIP Dimensional Non-U.S. Equity RPM Fund, LVIP Dimensional U.S. Equity RPM Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2011-December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

LVIP Dimensional/Vanguard Allocation Funds–23

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, providing certain administrative services to the Funds, and managing the LVIP Dimensional Non-U.S. Equity RPM Fund and the LVIP Dimensional U.S. Equity RPM Fund’s risk portfolio management (RPM) volatility strategy. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic ETF Fund, and LVIP Vanguard International Equity ETF Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed the following percentages of average net assets:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Standard Class	0.35%	0.35%	0.30%	0.30%
Service Class	0.60%	0.60%	0.55%	0.55%

The agreement will continue through at least April 30, 2015 for LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Vanguard International Equity ETF Fund, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The agreement with LVIP Vanguard Domestic Equity ETF Fund expired on April 30, 2014. The agreement with LVIP Dimensional U.S. Equity RPM Fund expired on July 1, 2014.

LVIP Dimensional/Vanguard Allocation Funds–24

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administration fees	$3,244	$5,592	$5,961	$3,300	$1,944
Legal fees	840	1,448	1,542	855	504

Lincoln Life also performs daily trading operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2014, these fees amounted as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Trading operation fees	$7,002	$9,820	$1,172	$649	$389

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Funds had receivables from and liabilities payable to affiliates as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$39,072	$64,522	$51,383	$27,591	$17,288
Distribution fees payable to LFD	30,444	60,441	59,734	29,785	17,605
Trading operation fees payable to Lincoln Life	1,082	1,787	197	106	67

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$53,160,684	$76,272,124	$73,708,950	$31,116,345	$23,105,881
Sales	6,199,673	11,167,345	8,502,478	10,787,856	6,230,561

LVIP Dimensional/Vanguard Allocation Funds–25

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$169,628,929	$261,391,180	$319,938,190	$132,225,789	$93,054,209

Aggregate unrealized appreciation	$23,296,691	$60,597,762	$2,105,171	$44,201,369	$15,797,353
Aggregate unrealized depreciation	—	—	(1,677,425)	—	—

Net unrealized appreciation (depreciation)	$23,296,691	$60,597,762	$427,746	$44,201,369	$15,797,353

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses incurred that will be carried forward under the Act are as follows:

Capital loss carryforward character:	LVIP Dimensional Non-U.S Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Vanguard International Equity ETF Fund
Short-term	$1,191,940	$17,893	$294,974
Long-term	489,791	—	3,028,809

Total	$1,681,731	$17,893	$3,323,783

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investment Companies	$192,925,890	$321,988,942	$320,365,936	$176,427,158	$108,851,562

Futures Contracts	$95,946	$939,265	$—	$—	$—

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Allocation Funds–26

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund		LVIP Dimensional U.S. Equity RPM Fund		LVIP Dimensional/ Vanguard Total Bond Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	654,915	1,078,147	394,849	1,104,351	972,064	1,059,941
Service Class	5,237,507	7,164,127	6,922,242	9,519,876	6,670,335	13,299,145
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	62,786	—	14,666	—	19,477
Service Class	—	150,683	—	172,350	—	294,187

	5,892,422	8,455,743	7,317,091	10,811,243	7,642,399	14,672,750

Shares redeemed:
Standard Class	(67,589)	(107,388)	(77,725)	(253,054)	(159,283)	(537,217)
Service Class	(890,234)	(861,500)	(1,684,187)	(2,157,164)	(1,372,264)	(3,600,912)

	(957,823)	(968,888)	(1,761,912)	(2,410,218)	(1,531,547)	(4,138,129)

Net increase	4,934,599	7,486,855	5,555,179	8,401,025	6,110,852	10,534,621

	LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	894,246	2,054,044	1,043,586	1,065,776
Service Class	1,388,900	3,482,032	1,402,679	2,886,029
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,991	—	21,821
Service Class	—	85,145	—	132,829

	2,283,146	5,632,212	2,446,265	4,106,455

Shares redeemed:
Standard Class	(219,491)	(1,188,911)	(257,974)	(174,781)
Service Class	(996,376)	(1,848,186)	(573,540)	(1,251,450)

	(1,215,867)	(3,037,097)	(831,514)	(1,426,231)

Net increase (decrease)	1,067,279	2,595,115	1,614,751	2,680,224

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–LVIP Dimensional Non-U.S. Equity RPM Fund and LVIP Dimensional U.S. Equity RPM Fund may use futures in the normal course of pursuing their investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of their portfolio securities. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened

LVIP Dimensional/Vanguard Allocation Funds–27

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	LVIP Dimensional Non-U.S. Equity RPM Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$63,888	Receivables and other assets net of liabilities	$(148,900)
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	180,958	Receivables and other assets net of liabilities	—

Total		$244,846		$(148,900)

	LVIP Dimensional U.S. Equity RPM Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$939,265	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statements of Operations for the for the six months ended June 30, 2014 was as follows:

LVIP Dimensional Non-U.S. Equity RPM Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$2,189	$—
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,658,604)	(457,057)
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(200,333)	152,384

Total		$(1,856,748)	$(304,673)

LVIP Dimensional U.S. Equity RPM Fund

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,619,283)	$71,013

LVIP Dimensional/Vanguard Allocation Funds–28

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Dimensional Non-U.S. Equity RPM Fund	$17,115,974	$20,622,629
LVIP Dimensional U.S. Equity RPM Fund	19,536,959	17,858,499

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–29

LVIP Franklin Mutual Shares VIP RPM Fund (formerly LVIP Franklin Mutual Shares Securities RPM Fund) a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Franklin Mutual Shares VIP RPM Fund

LVIP Franklin Mutual Shares VIP RPM Fund

Disclosure

        OF FUND EXPENSES (unaudited)

For the Period January 2, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 2, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,078.40	0.05%	$0.26
Service Class Shares	1,000.00	1,076.60	0.40%	2.05
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.55	0.05%	$0.25
Service Class Shares	1,000.00	1,022.81	0.40%	2.01

*

The Fund commenced operations on January 2, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP Franklin Mutual Shares VIP RPM Fund–1

LVIP Franklin Mutual Shares VIP RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	101.61%
Equity Fund	91.64%
Money Market Fund	9.97%
Total Value of Securities	101.61%
Liabilities Net of Receivables and Other Assets	(1.61%	)
Total Net Assets	100.00%

LVIP Franklin Mutual Shares VIP RPM Fund–2

LVIP Franklin Mutual Shares VIP RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–101.61%
Equity Fund–91.64%
†*Franklin Templeton Variable Insurance Products Trust– Mutual Shares VIP Fund	1,572,224	$37,277,430

		37,277,430

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–9.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,054,202	$4,054,202

		4,054,202

Total Investment Companies (Cost $39,527,582)		41,331,632

TOTAL VALUE OF SECURITIES–101.61% (Cost $39,527,582)	41,331,632
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.61%)	(655,636)

NET ASSETS APPLICABLE TO 3,778,025 SHARES OUTSTANDING–100.00%	$40,675,996

NET ASSET VALUE–LVIP FRANKLIN MUTUAL SHARES VIP RPM FUND STANDARD CLASS ($107,843 / 10,000 Shares)	$10.784

NET ASSET VALUE–LVIP FRANKLIN MUTUAL SHARES VIP RPM FUND SERVICE CLASS ($40,568,153 / 3,768,025 Shares)	$10.766

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$38,791,752
Accumulated net investment loss	(31,310)
Accumulated net realized gain on investments	36,711
Net unrealized appreciation of investments and derivatives	1,878,843

Total net assets	$40,675,996

†	Non-income producing for the period.

*	Class I shares.

«

Of this amount, $1,484,413 represents payable for investment companies purchased, $4,852 represents payable for fund shares redeemed and $250,850 represents cash pledged as collateral for futures contracts as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
58 E-mini S&P 500 Index	$5,587,167	$5,661,960	9/22/14	$74,793

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP RPM Fund–3

LVIP Franklin Mutual Shares VIP RPM Fund

Statement of Operations

January 2, 2014* to June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$54

EXPENSES:
Management fees	51,252
Distribution fees-Service Class	27,421
Accounting and administration expenses	16,966
Professional fees	9,419
Reports and statements to shareholders	904
Custodian fees	516
Pricing fees	45
Trustees’ fees and expenses	37
Other	8

106,568
Less management fees waived	(51,252)
Less expenses reimbursed	(23,952)

Total operating expenses	31,364

NET INVESTMENT LOSS	(31,310)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Sale of investments in investment companies	3
Futures contracts	36,708

Net realized gain	36,711

Net unrealized appreciation of:
Investments in investment companies	1,804,050
Futures contracts	74,793

Net unrealized appreciation	1,878,843

NET REALIZED AND UNREALIZED GAIN	1,915,554

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,884,244

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP RPM Fund

Statement of Changes in Net Assets

1/2/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(31,310)
Net realized gain	36,711
Net unrealized appreciation	1,878,843

Net increase in net assets resulting from operations	1,884,244

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	41,750,631

41,850,631

Cost of shares redeemed:
Service Class	(3,058,879)

(3,058,879)

Increase in net assets derived from capital share transactions	38,791,752

NET INCREASE IN NET ASSETS	40,675,996
NET ASSETS:
Beginning of period	—

End of period	$40,675,996

Accumulated net investment loss	$(31,310)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP RPM Fund–4

LVIP Franklin Mutual Shares VIP RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Franklin Mutual Shares VIP RPM Fund
	Standard Class 1/2/14[1] to 6/30/14 (unaudited)		Service Class 1/2/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.002)		(0.020)
Net realized and unrealized gain	0.786		0.786

Total from investment operations	0.784		0.766

Net asset value, end of period	$10.784		$10.766

Total return[3]	7.84%		7.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 108		$40,568
Ratio of expenses to average net assets[4]	0.05%		0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.99%		1.34%
Ratio of net investment loss to average net assets	(0.05%	)	(0.40%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.99%	)	(1.34%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Mutual Shares VIP RPM Fund–5

LVIP Franklin Mutual Shares VIP RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Franklin Mutual Shares VIP RPM Fund (formerly LVIP Franklin Mutual Shares Securities RPM Fund) (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (mutual funds), primarily the Mutual Shares VIP Fund, a series of Franklin Templeton Variable Insurance Products Trust (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Mutual Shares VIP Fund, which is advised by an unaffiliated advisor invests primarily in U.S. and foreign stocks and bonds. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period January 2, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period January 2, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65%

LVIP Franklin Mutual Shares VIP RPM Fund–6

LVIP Franklin Mutual Shares VIP RPM Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of the average daily net assets for the Standard Class and 0.40% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period January 2, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $228 and $57, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $580 for the period January 2, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,037
Distribution fees payable to LFD	9,792
Trading operation fees payable to Lincoln Life	194

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Fund’s Standard Class shares.

* Date of commencement of operations.

3. Investments

For the period January 2, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$35,474,906
Sales	1,528

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$39,527,582

Aggregate unrealized appreciation	$1,804,050
Aggregate unrealized depreciation	—

Net unrealized appreciation	$1,804,050

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP Franklin Mutual Shares VIP RPM Fund–7

LVIP Franklin Mutual Shares VIP RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$41,331,632

Futures Contracts	$74,793

There were no Level 3 investments at the end of the period.

During the period January 2, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

1/2/14* to 6/30/14
Shares sold:
Standard Class	10,000
Service Class	4,069,885

4,079,885

Shares redeemed:
Service Class	(301,860)

(301,860)

Net increase	3,778,025

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these

LVIP Franklin Mutual Shares VIP RPM Fund–8

LVIP Franklin Mutual Shares VIP RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $250,850 cash collateral for futures contracts as of June 30, 2014.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$74,793	Liabilities net of receivables and other assets	$—

The effect of derivative instruments on the Statement of Operations for the period January 2, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain on Derivatives Recognized in Income	Unrealized Appreciation on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation of futures contracts	$36,708	$74,793

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period January 2, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period January 2, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$2,034,020	$53,682

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Mutual Shares VIP RPM Fund–9

LVIP Franklin Mutual Shares VIP RPM Fund

Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP Franklin Mutual Shares VIP RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the FTVIPT Mutual Shares VIP Fund. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the

LVIP Franklin Mutual Shares VIP RPM Fund–10

LVIP Franklin Mutual Shares VIP RPM Fund

Other Fund Information (continued)

Advisory Agreement (continued)

full investment advisory fee of 0.65% for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.05% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Mutual Shares VIP RPM Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Disclosure

      OF FUND EXPENSES (unaudited)

For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,023.70	0.57%	$0.96
Service Class Shares	1,000.00	1,023.30	0.82%	1.39
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Service Class Shares	1,000.00	1,020.73	0.82%	4.11

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/SectorAllocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Percentage
Security Type/Sector	of Net Assets
Common Stock	32.95%
U.S. Markets	15.16%
Aerospace & Defense	0.14%
Air Freight & Logistics	0.20%
Banks	1.01%
Biotechnology	0.86%
Capital Markets	0.31%
Communications Equipment	0.30%
Consumer Finance	0.31%
Diversified Financial Services	0.29%
Diversified Telecommunication Services	0.11%
Energy Equipment & Services	0.65%
Food & Staples Retailing	0.43%
Health Care Equipment & Supplies	0.30%
Health Care Providers & Services	0.06%
Insurance	0.30%
IT Services	0.08%
Machinery	0.14%
Media	0.92%
Metals & Mining	0.39%
Multiline Retail	0.49%
Oil, Gas & Consumable Fuels	0.26%
Pharmaceuticals	1.41%
Real Estate Investment Trusts	4.96%
Semiconductors & Semiconductor Equipment	0.28%
Software	0.60%
Specialty Retail	0.30%
Wireless Telecommunication Services	0.06%
Developed Markets	15.77%
Aerospace & Defense	0.15%
Airlines	0.20%
Auto Components	0.27%
Automobiles	0.61%
Banks	1.69%
Beverages	0.31%
Building Products	0.29%
Capital Markets	0.28%
Chemicals	0.31%
Commercial Services & Supplies	0.13%
Construction & Engineering	0.27%
Construction Materials	0.49%
Containers & Packaging	0.16%
Diversified Financial Services	0.55%
Diversified Telecommunication Services	1.23%
Electrical Equipment	0.22%
Energy Equipment & Services	0.41%
Food & Staples Retailing	0.51%
Health Care Equipment & Supplies	0.21%
Household Durables	0.14%

Percentage
Security Type/Sector	of Net Assets
Industrial Conglomerates	0.17%
Insurance	1.08%
Life Sciences Tools & Services	0.16%
Media	0.11%
Multiline Retail	0.24%
Oil, Gas & Consumable Fuels	1.93%
Pharmaceuticals	2.65%
Semiconductors & Semiconductor Equipment	0.24%
Software	0.10%
Specialty Retail	0.12%
Technology Hardware, Storage & Peripherals	0.16%
Trading Companies & Distributors	0.23%
Wireless Telecommunication Services	0.15%
Emerging Markets	2.02%
Auto Components	0.14%
Banks	0.06%
Diversified Telecommunication Services	0.27%
Insurance	0.18%
Metals & Mining	0.44%
Oil, Gas & Consumable Fuels	0.20%
Semiconductors & Semiconductor Equipment	0.73%
Investment Companies	54.31%
Money Market Fund	12.73%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Franklin Rising Dividends Fund	13.64%
Franklin Mutual Global Discovery Fund	12.09%
Templeton Global Bond Fund	8.01%
Franklin Strategic Series - Franklin Strategic Income Fund	7.95%
Franklin High Income Fund	3.98%
Franklin Utilities Fund	3.06%
Franklin Floating Rate Daily Access Fund	2.96%
Franklin Strategic Series - Franklin Small Cap Growth Fund II	2.62%
Samsung Electronics GDR	0.64%
Microsoft	0.60%
Total	55.55%

Geography	Percentage of Net Assets
Brazil	0.06%
Canada	0.22%
China	0.59%
France	2.61%
Germany	1.92%
Hong Kong	0.55%
Ireland	0.65%
Israel	0.38%
Italy	0.86%
Japan	1.32%
Netherlands	1.18%
Norway	0.49%
Portugal	0.30%
Republic of Korea	1.12%
Russia	0.16%
Singapore	0.40%
Spain	0.36%
Sweden	0.21%
Switzerland	1.54%
Taiwan	0.09%
United Kingdom	2.85%
United States	69.40%
Total	87.26%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–32.95%
U.S. MARKETS–15.16%
Aerospace & Defense–0.14%
Rockwell Collins	180	$14,065

		14,065

Air Freight & Logistics–0.20%
FedEx	40	6,055
United Parcel Service Class B	140	14,372

		20,427

Banks–1.01%
Citigroup	930	43,803
JPMorgan Chase	770	44,367
SunTrust Banks	380	15,223

		103,393

Biotechnology–0.86%
Amgen	380	44,981
†Gilead Sciences	450	37,309
†Isis Pharmaceuticals	180	6,201

		88,491

Capital Markets–0.31%
Morgan Stanley	980	31,683

		31,683

Communications Equipment–0.30%
Cisco Systems	1,220	30,317

		30,317

Consumer Finance–0.31%
Capital One Financial	380	31,388

		31,388

Diversified Financial Services–0.29%
Voya Financial	810	29,435

		29,435

Diversified Telecommunication Services–0.11%
Verizon Communications	240	11,743

		11,743

Energy Equipment & Services–0.65%
Baker Hughes	520	38,714
Noble	840	28,190

		66,904

Food & Staples Retailing–0.43%
CVS Caremark	380	28,641
Walgreen	210	15,567

		44,208

Health Care Equipment & Supplies–0.30%
Medtronic	480	30,605

		30,605

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–0.06%
Quest Diagnostics	100	$5,869

		5,869

Insurance–0.30%
ACE	70	7,259
American International Group	420	22,924

		30,183

IT Services–0.08%
Leidos Holdings	220	8,435

		8,435

Machinery–0.14%
Stanley Black & Decker	160	14,051

		14,051

Media–0.92%
Comcast Special Class A	840	44,797
†News Class A	1,190	21,349
Twenty-First Century Fox Class A	800	28,120

		94,266

Metals & Mining–0.39%
Allegheny Technologies	890	40,139

		40,139

Multiline Retail–0.49%
Macy’s	590	34,232
Target	280	16,226

		50,458

Oil, Gas & Consumable Fuels–0.26%
Chesapeake Energy	410	12,743
Chevron	110	14,361

		27,104

Pharmaceuticals–1.41%
†Actavis	130	28,997
†Forest Laboratories	570	56,430
Merck	480	27,768
Pfizer	1,060	31,461

		144,656

Real Estate Investment Trusts–4.96%
Boston Properties	200	23,636
Education Realty Trust	1,200	12,888
Equity Lifestyle Properties	400	17,664
Equity Residential	600	37,800
Essex Property Trust	200	36,982
Extra Space Storage	600	31,950
General Growth Properties	1,600	37,696
†Howard Hughes	140	22,096
Kilroy Realty	300	18,684
Kimco Realty	1,500	34,470

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	1,200	$44,352
Prologis	500	20,545
Realty Income	700	31,094
Sabra Health Care REIT	800	22,968
Simon Property Group	200	33,256
STAG Industrial	900	21,609
Ventas	600	38,460
Vornado Realty Trust	200	21,346

		507,496

Semiconductors & Semiconductor Equipment–0.28%
Applied Materials	1,260	28,413

		28,413

Software–0.60%
Microsoft	1,470	61,299

		61,299

Specialty Retail–0.30%
Foot Locker	610	30,939

		30,939

Wireless Telecommunication Services–0.06%
†Sprint	680	5,800

		5,800

Total U.S. Markets (Cost $1,490,111)		1,551,767

§DEVELOPED MARKETS–15.77%
Aerospace & Defense–0.15%
BAE Systems	2,090	15,485

		15,485

Airlines–0.20%
Deutsche Lufthansa	970	20,826

		20,826

Auto Components–0.27%
Michelin Class B	230	27,481

		27,481

Automobiles–0.61%
Nissan Motor	3,900	36,992
Toyota Motor ADR	213	25,488

		62,480

Banks–1.69%
BNP Paribas	600	40,704
Credit Agricole	1,390	19,603
DBS Group Holdings	1,000	13,433
HSBC Holdings	3,600	36,509
†Lloyds Banking Group	21,620	27,475

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
UniCredit	4,218	$35,317

		173,041

Beverages–0.31%
Suntory Beverage & Food	800	31,387

		31,387

Building Products–0.29%
Cie de Saint-Gobain	520	29,338

		29,338

Capital Markets–0.28%
†Credit Suisse Group	1,020	29,167

		29,167

Chemicals–0.31%
Akzo Nobel	420	31,486

		31,486

Commercial Services & Supplies–0.13%
G4S	3,050	13,322

		13,322

Construction & Engineering–0.27%
Foster Wheeler	810	27,597

		27,597

Construction Materials–0.49%
CRH	1,120	28,739
HeidelbergCement	250	21,336

		50,075

Containers & Packaging–0.16%
Rexam	1,840	16,849

		16,849

Diversified Financial Services–0.55%
Deutsche Boerse	280	21,730
†ING Groep	2,450	34,419

		56,149

Diversified Telecommunication Services–1.23%
Singapore Telecommunications	9,000	27,789
Telefonica	2,181	37,389
Telenor	1,500	34,171
†Vivendi	1,080	26,426

		125,775

Electrical Equipment–0.22%
†ABB	980	22,565

		22,565

Energy Equipment & Services–0.41%
Fugro	220	12,596
†Saipem	526	14,188

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Technip	140	$15,314

		42,098

Food & Staples Retailing–0.51%
†Metro	540	23,535
Tesco	5,850	28,456

		51,991

Health Care Equipment & Supplies–0.21%
Getinge Class B	830	21,809

		21,809

Household Durables–0.14%
Nikon	900	14,169

		14,169

Industrial Conglomerates–0.17%
Siemens ADR	129	17,052

		17,052

Insurance–1.08%
AIA Group	4,000	20,102
Aviva	4,240	37,047
AXA	1,160	27,724
Muenchener Rueckversicherungs	50	11,084
†Swiss Re	160	14,235

		110,192

Life Sciences Tools & Services–0.16%
†QIAGEN	660	15,996

		15,996

Media–0.11%
Reed Elsevier	510	11,697

		11,697

Multiline Retail–0.24%
Marks & Spencer Group	3,380	24,598

		24,598

Oil, Gas & Consumable Fuels–1.93%
BP ADR	464	24,476
ENI	1,418	38,793
Galp Energia	1,650	30,229
Kunlun Energy	8,000	13,192
Royal Dutch Shell Class B	340	14,795
Statoil	520	15,975
Talisman Energy	2,100	22,204
Total	520	37,580

		197,244

Pharmaceuticals–2.65%
Bayer	250	35,309
GlaxoSmithKline	1,470	39,350

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Merck	240	$20,831
Novartis	130	11,771
Roche Holding	150	44,737
Sanofi	400	42,491
Shire	480	37,545
Teva Pharmaceutical Industries ADR	747	39,158

		271,192

Semiconductors & Semiconductor Equipment–0.24%
Infineon Technologies ADR	2,000	24,900

		24,900

Software–0.10%
Trend Micro	300	9,875

		9,875

Specialty Retail–0.12%
Kingfisher	2,050	12,596

		12,596

Technology Hardware, Storage & Peripherals–0.16%
Konica Minolta Holdings	1,700	16,796

		16,796

Trading Companies & Distributors–0.23%
Noble Group	21,000	23,073

		23,073

Wireless Telecommunication Services–0.15%
Vodafone Group ADR	458	15,293

		15,293

Total Developed Markets (Cost $1,616,086)		1,613,594

×EMERGING MARKETS–2.02%
Auto Components–0.14%
Hyundai Mobis	52	14,593

		14,593

Banks–0.06%
KB Financial Group ADR	168	5,840

		5,840

Diversified Telecommunication Services–0.27%
China Telecom	56,000	27,385

		27,385

Insurance–0.18%
China Life Insurance	7,000	18,335

		18,335

Metals & Mining–0.44%
MMC Norilsk Nickel OJSC ADR	804	15,927

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining (continued)
POSCO ADR	394	$29,329

		45,256

Oil, Gas & Consumable Fuels–0.20%
China Shenhua Energy	5,000	14,451
Petroleo Brasileiro ADR	391	6,115

		20,566

Semiconductors & Semiconductor Equipment–0.73%
Samsung Electronics GDR	100	65,329
Taiwan Semiconductor Manufacturing ADR	432	9,240

		74,569

Total Emerging Markets (Cost $203,642)		206,544

Total Common Stock (Cost $3,309,839)		3,371,905

INVESTMENT COMPANIES–54.31%
²Franklin Floating Rate Daily Access Fund	32,930	302,629

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
² Franklin High Income Fund	188,794	$407,795
² Franklin Mutual Global Discovery Fund	34,503	1,237,608
² Franklin Rising Dividends Fund	27,656	1,395,504
² Franklin Strategic Series - Franklin Small Cap Growth Fund II	12,890	267,979
² Franklin Strategic Series - Franklin Strategic Income Fund	76,084	813,342
² Franklin Utilities Fund	17,876	313,189
² Templeton Global Bond Fund	61,574	819,552

Total Investment Companies (Cost $5,420,317)		5,557,598

MONEY MARKET FUND–12.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,302,433	1,302,433

Total Money Market Fund (Cost $1,302,433)		1,302,433

TOTAL VALUE OF SECURITIES–99.99% (Cost $10,032,589)	10,231,936
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	1,284

NET ASSETS APPLICABLE TO 1,000,000 SHARES OUTSTANDING–100.00%	$10,233,220

NET ASSET VALUE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,023,706 / 100,000 Shares)	$10.237

NET ASSET VALUE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($9,209,514 / 900,000 Shares)	$10.233

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$10,000,002
Undistributed net investment income	34,856
Accumulated net realized loss on investments	(2,515)
Net unrealized appreciation of investments and derivatives	200,877

Total net assets	$10,233,220

²	Class R6 shares.

†	Non-income producing for the period.

«	Of this amount, $2,904 represents payable for securities purchased.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets (continued)

The following swap contracts were outstanding at June 30, 2014:1

Index Swap Contracts

Total Return Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$350,000	11/3/14	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$1,700
$300,000	11/3/14	Agreement with Morgan Stanley to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.75%	—

			$1,700

The use of swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Operations (unaudited)

May 1, 2014* to June 30, 2014

INVESTMENT INCOME:
Dividends	$50,175
Foreign tax withheld	(1,893)

48,282

EXPENSES:
Management fees	12,666
Pricing fees	8,000
Professional fees	5,275
Distribution fees-Service Class	3,800
Reports and statements to shareholders	623
Custodian fees	617
Accounting and administration expenses	346
Trustees’ fees and expenses	7
Other	3

31,337
Less management fees waived	(4,729)
Less expenses reimbursed	(13,182)

Total operating expenses	13,426

NET INVESTMENT INCOME	34,856

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,033)
Foreign currencies	(4,231)
Foreign currency exchange contracts	4,268
Swap contracts	(519)

Net realized loss	(2,515)

Net change in unrealized appreciation (depreciation) of:
Investments	199,347
Foreign currencies	31
Swap contracts	1,499

Net change in unrealized appreciation (depreciation)	200,877

NET REALIZED AND UNREALIZED GAIN	198,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,218

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Changes in Net Assets

5/1/14*
to
6/30/14
(unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$34,856
Net realized loss	(2,515)
Net change in unrealized appreciation (depreciation)	200,877

Net increase in net assets resulting from operation	233,218

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,005,102
Service Class	9,000,000

10,005,102

Cost of shares redeemed:
Standard Class	(5,100)

(5,100)

Increase in net assets derived from capital share transactions	10,000,002

NET INCREASE (DECREASE) IN NET ASSETS	10,233,220
NET ASSETS:
Beginning of period	—

End of period	$10,233,220

Undistributed net investment income	$34,856

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	Standard Class	Service Class
	5/1/14[1] to 6/30/14 (unaudited)	5/1/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment gain[2]	0.039	0.034
Net realized and unrealized gain	0.198	0.199

Total from investment operations	0.237	0.233

Net asset value, end of period	$10.237	$10.233

Total return[3]	2.37%	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,024	$9,209
Ratio of expenses to average net assets[4]	0.57%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.63%	1.88%
Ratio of net investment income to average net assets	2.29%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.23%	0.98%
Portfolio turnover	1%	1%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. LIAC has contractually agreed to waive 0.28% of the average daily net assets of the Fund’s advisory fee. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.57% of the average daily net assets for the Standard Class and 0.82% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Franklin Advisers, Inc. (Franklin) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period ended May 1, 2014* through June 30, 2014, fees for these administrative and legal services amounted to $22 and $6, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$6,500
Management fees payable to LIAC	3,938
Distribution fees payable to LFD	1,885

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life owned 100% of the Standard Class and 100% of the Service Class shares of the Fund.;

* Date of commencement of operations.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–12

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,840,715
Sales	108,526

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$10,032,643

Aggregate unrealized appreciation	$258,444
Aggregate unrealized depreciation	(59,151)

Net unrealized appreciation	$199,293

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$3,306,576	$65,329	$3,371,905
Investment Companies	5,557,598	—	5,557,598
Money Market Fund	1,302,433	—	1,302,433

Total	$10,166,607	$65,329	$10,231,936

Swap Contracts	$—	$1,700	$1,700

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

The Fund has no Level 3 investments at the end of the period.

* Date of commencement of operations.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–13

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	100,501
Service Class	900,000

1,000,501

Shares redeemed:
Standard Class	(501)
Service Class	—

(501)

Net increase	1,000,000

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap Contracts–The Fund enters into index swap contracts in the normal course of pursuing its investment objective and strategies. Index Swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures if such contracts are not directly available to the Fund on favorable terms.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–14

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Index Swap contracts)	Receivables and other assets net of liabilities	$1,700	Receivables and other assets net of liabilities	$—

Total		$1,700		$—

The effect of derivative instruments on the Statement of Operations for the period ended May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$4,268	$—
Interest contracts (Index Swap contracts)	Net realized loss on swap contracts and net unrealized appreciation (depreciation) of swap contracts	(519)	1,499

Total		$3,749	$1,499

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Forward foreign currency exchange contracts (average cost)	$26,119	$72
Index Swap contracts (average notional value)	202,400	—

* Date of commencement of operations.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2014, the Fund has the following assets subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Interest Rate Swaps	$1,700	$—	$1,700

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Barclays Bank	$1,700	$—	$—	$1,700

LVIP Franklin Templeton Multi-Asset Opportunities Fund–15

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–16

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Other Fund Information (unaudited)

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”), including (i) the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser; (ii) an investment sub-advisory agreement between LIAC and the named subadviser; and (iii) investment sub-sub-advisory agreements with entities affiliated with the proposed subadvisers (the sub-advisory agreements together with the sub-sub-advisory agreements, the “sub-advisory agreements”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“LNL”) and the proposed subadviser prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC, LNL and the proposed subadviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information concerning the investment performance of the subadviser (and the underlying funds, where applicable), advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement and the sub-advisory agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and sub-advisory agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the sub-advisory agreement for the Fund.

In considering the approval of the Advisory Agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

With respect to the Fund, the Board also considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the proposed subadviser, including the assessment of its compliance programs required under Rule 38a-1 under the Investment Company Act of 1940, as amended, and its code of ethics.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC proposed to contractually waive 0.28% of the advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. In addition, the Board considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.57% for the standard class and 0.82% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the advisory fee waiver and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–17

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Other Fund Information (continued)

Advisory Agreement (continued)

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the subadvisory agreement with Franklin Advisers, Inc. (“Franklin”) on behalf of the LVIP Franklin Templeton Multi-Asset Opportunities Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the sub-advisory agreement. The Board also considered that Franklin served as sub-adviser to other Funds in the Trust. The Board reviewed the services to be provided by Franklin, the background of the investment professionals at Franklin and the reputation, resources and investment approach of Franklin. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board also considered the approval of three sub-sub-advisory agreements between Franklin and three of its affiliates, K2/D&S Management Co., L.L.C., Templeton Investment Counsel, LLC, and Franklin Templeton Institutional, LLC. The Board noted that it was proposed that, similar to other sub-sub-advisory agreements, each sub-sub-advisory agreement contains a provision providing that Franklin would compensate its affiliate from its sub-advisory fees at a rate to be agreed upon among Franklin and its affiliate from time to time. The Board concluded that the services to be provided by Franklin and the affiliated sub-subadvisers were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to Franklin, the Independent Trustees considered that the proposed sub-advisory fee, was negotiated between LIAC and Franklin, an unaffiliated third party, and that LIAC would compensate Franklin from its fee and concluded the proposed sub-advisory fee was reasonable. With respect to the sub-sub-advisory fees to be paid by Franklin to its affiliated advisers, the Independent Trustees considered that the fees would be negotiated among Franklin and its affiliates, and that Franklin would compensate its affiliates from its fee.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and Franklin, an unaffiliated third party, and that LIAC would compensate Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it may receive and noted that Franklin stated that it may benefit indirectly from its relationships with the Fund, including through its reputation of being employed by LIAC and including the Fund’s assets and performance record in its performance composites, which could contribute to Franklin’s ability to obtain other clients. The Board considered that Franklin may invest the assets of the Fund in investment funds, including private and registered investment vehicles and exchange-traded funds that may be sponsored by Franklin or an affiliate and for which Franklin or the affiliate may be separately compensated.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–18

LVIP Global Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Global Income Fund

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,028.40	0.64%	$3.22
Service Class Shares	1,000.00	1,027.10	0.89%	4.47
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.62	0.64%	$3.21
Service Class Shares	1,000.00	1,020.38	0.89%	4.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations (unaudited)

As of June 30, 2014

Security Type	Percentage of Net Assets
Agency Mortgage-Backed Securities	0.53%
Commercial Mortgage-Backed Securities	1.23%
Collateralized Debt Obligations	0.66%
Corporate Bonds	5.48%
Municipal Bonds	0.06%
Non-Agency Asset-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.87%
Senior Secured Loans	1.00%
Sovereign Bonds	57.75%
Supranational Banks	1.96%
U.S. Treasury Obligations	19.91%
Money Market Fund	7.68%
Short-Term Investments	1.69%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%	)
Total Net Assets	100.00%

Country	Percentage of Net Assets
Australia	5.86%
Austria	0.84%
Brazil	1.62%
British Virgin Islands	0.08%
Canada	3.36%
Cayman Islands	0.61%
China	0.07%
Finland	1.51%
France	0.72%
Germany	1.80%
Hungary	2.61%
Iceland	0.07%
Indonesia	0.44%
Ireland	3.34%
Italy	0.16%
Japan	3.56%
Luxembourg	0.02%
Malaysia	3.10%
Mexico	4.70%
Netherlands	0.06%
New Zealand	1.48%
Peru	0.01%
Philippines	0.26%
Poland	5.50%
Republic of Korea	5.02%
Republic of Lithuania	0.28%
Republic of Vietnam	0.06%
Russia	0.15%
Serbia	0.28%
Singapore	1.64%
Slovenia	0.60%
South Africa	0.01%
Supranational	1.97%
Sweden	5.42%
Switzerland	0.04%
Ukraine	1.49%
United Kingdom	3.71%
United States	28.32%
Total	90.77%

LVIP Global Income Fund–2

LVIP Global Income Fund

Statement of Net Assets (unaudited)

June 30, 2014

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–0.53%
Fannie Mae ARM
•1.921% 11/1/34	48,781	$52,020
•2.008% 10/1/37	48,512	51,442
•2.064% 4/1/38	255,114	270,420
•2.125% 9/1/34	220,658	232,969
•2.127% 9/1/33	322,547	343,637
•2.172% 11/1/37	74,048	78,300
•2.25% 10/1/32	80,437	84,268
•2.285% 2/1/35	31,280	33,500
•2.33% 9/1/33	180,062	182,332
•2.331% 6/1/35	855,871	904,861
•2.335% 4/1/34	276,123	294,302
•2.364% 5/1/36	17,711	19,018
•2.375% 3/1/35	105,499	112,809
•2.449% 1/1/37	17,162	18,252
•2.462% 1/1/37	190,408	203,525
•2.503% 8/1/36	60,153	64,237
•2.543% 6/1/36	59,240	63,888
•2.85% 7/1/34	74,735	79,633
•3.93% 4/1/38	145,085	156,335
•4.609% 5/1/38	175,956	189,933
•5.067% 10/1/35	884,463	952,347
Freddie Mac ARM
•1.984% 1/1/36	53,832	56,756
•2.26% 5/1/38	918,391	977,684
•2.366% 1/1/35	200,068	212,375
•2.375% 3/1/34	27,177	28,968
•2.405% 1/1/35	255,019	272,346
•2.432% 4/1/38	889,978	950,600
•2.486% 5/1/38	113,617	121,520
•2.511% 8/1/31	55,524	58,195
•2.534% 11/1/33	25,125	26,836
•2.564% 4/1/30	67,515	72,075
•2.575% 7/1/36	236,700	238,885
•2.656% 11/1/36	31,987	34,329
•5.123% 10/1/34	53,429	55,447

Total Agency Mortgage Backed Securities (Cost $7,390,283)		7,494,044

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.23%
•Bank of America Commercial Mortgage Trust Series 2006-4 AJ 5.695% 7/10/46	750,000	785,466
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.605% 3/11/39	700,000	731,975
•Series 2006-PW12 AJ 5.937% 9/11/38	700,000	737,115
•Series 2006-PW13 AJ 5.611% 9/11/41	750,000	784,329

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
•Series 2007-PW16 AM 5.898% 6/11/40	500,000	$554,858
CD Mortgage Trust Series 2006-CD3 AJ 5.688% 10/15/48	500,000	483,183
Citigroup Commercial Mortgage Trust
Series 2006-C5 AJ 5.482% 10/15/49	500,000	506,196
•Series 2007-C6 AM 5.898% 12/10/49	850,000	936,822
Commercial Mortgage Trust
•Series 2006-GG7 AJ 6.015% 7/10/38	700,000	732,660
•Series 2006-GG7 AM 6.015% 7/10/38	260,000	282,063
Series 2007-GG9 A4 5.444% 3/10/39	900,000	982,049
Series 2007-GG9 AM 5.475% 3/10/39	525,000	565,507
#•G-Force Series 2005-RR2 A3FL 144A 0.452% 12/25/39	476,136	454,115
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	249,557	249,565
•Series 2005-LDP5 E 5.56% 12/15/44	650,000	658,217
Series 2006-CB17 AM 5.464% 12/12/43	500,000	528,901
•Series 2006-LDP7 AJ 6.057% 4/15/45	750,000	778,460
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 144A 5.497% 10/15/36	700,000	722,635
•Series 2006-C4 AJ 6.049% 6/15/38	750,000	799,583
•Series 2006-C4 AM 6.049% 6/15/38	730,000	792,221
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	943,617	1,013,913
•Series 2007-IQ16 AM 6.294% 12/12/49	500,000	563,884
•Series 2007-IQ16 AMA 6.29% 12/12/49	700,000	783,078
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C17 B 5.287% 3/15/42	350,000	357,915

LVIP Global Income Fund—3

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
•Series 2006-C23 AJ 5.515% 1/15/45	650,000	$685,960
•Series 2006-C28 AM 5.603% 10/15/48	800,000	863,822

Total Commercial Mortgage-Backed Securities (Cost $17,326,255)		17,334,492

COLLATERALIZED DEBT OBLIGATIONS–0.66%
•Anthracite CDO I Series 2005-HY2X A 0.522% 7/26/45	853,580	845,044
#•Anthracite CDO III Series 2004-1A BFL 144A 0.703% 3/23/39	694,087	685,411
#•ARES CLO Series 2007-3RA B 144A 0.599% 4/16/21	1,000,000	944,100
#•ARES XI CLO Series 2007-11A A1C 144A 0.498% 10/11/21	457,439	449,296
#•Babson CLO Series 2007-1A A1 144A 0.453% 1/18/21	889,820	881,011
#•Bridgeport CLO Series 2006-1A B 144A 0.878% 7/21/20	1,000,000	944,400
#•Cent CDO 15 Series 2007-15A A2B 144A 0.571% 3/11/21	1,000,000	931,200
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	720,870	733,485
#•Chatham Light CLO Series 2005-2A A2 144A 0.623% 8/3/19	600,000	595,380
Crest
#Series 2003-2A C2 144A 5.709% 12/28/38	379,696	383,500
#•Series 2004-1A A 144A 0.558% 1/28/20	112,789	112,225
#•Newcastle CDO V Series 2004-5A 1 144A 0.571% 12/24/39	46,511	45,581
#•N-Star REL VI CDO Series 2006-6A A1 144A 0.561% 6/16/41	670,081	634,901
West CLO
#•Series 2014-1A A2 144A 0.00% 7/18/26	310,000	310,000
#•Series 2014-1A B 144A 0.00% 7/18/26	830,000	810,744

Total Collateralized Debt Obligations (Cost $9,317,385)		9,306,278

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS–5.48%
Australia–0.13%
Australia & New Zealand Banking Group 1.25% 1/10/17		1,500,000	$1,510,182
#FMG Resources August 2006 144A 6.875% 2/1/18		300,000	315,750

			1,825,932

British Virgin Islands–0.08%
#Sinopec Group Overseas Development 2014 144A 1.75% 4/10/17		800,000	801,365
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	302,781

			1,104,146

Canada–0.08%
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17		1,100,000	1,103,583

			1,103,583

China–0.07%
#•CNPC General Capital 144A 1.125% 5/14/17		1,000,000	1,003,507

			1,003,507

France–0.14%
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,006,727
Orange 2.75% 2/6/19		1,000,000	1,025,456

			2,032,183

Germany–0.42%
KFW 2.05% 2/16/26	JPY	510,000,000	5,859,163

			5,859,163

Ireland–0.09%
Bank of Ireland Mortgage Bank
2.75% 3/22/18	EUR	500,000	732,673
3.25% 6/22/15	EUR	400,000	563,721

			1,296,394

Italy–0.16%
Banco Popolare 3.625% 3/31/17	EUR	600,000	876,850
Intesa Sanpaolo
•0.471% 5/18/17	EUR	200,000	269,363
•1.844% 7/29/15	EUR	500,000	691,882
UniCredit 3.375% 10/31/17	EUR	300,000	445,716

			2,283,811

Luxembourg–0.02%
ArcelorMittal 6.125% 6/1/18		300,000	330,000

			330,000

Mexico–0.07%
#Cemex 144A 9.00% 1/11/18		300,000	324,000

LVIP Global Income Fund—4

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
Mexico (continued)
Coca-Cola Femsa 2.375% 11/26/18		700,000	$710,188

			1,034,188

Netherlands–0.05%
•Petrobras Global Finance 3.112% 3/17/20		700,000	720,965

			720,965

Republic of Korea–0.14%
•Export-Import Bank of Korea 0.977% 1/14/17		1,500,000	1,511,094
#Woori Bank 144A 4.75% 4/30/24		400,000	404,802

			1,915,896

South Africa–0.02%
#Edcon Property 144A 9.50% 3/1/18	EUR	150,000	208,509

			208,509

Sweden–0.05%
•Svenska Handelsbanken 0.722% 6/17/19		700,000	701,736

			701,736

Switzerland–0.04%
•Credit Suisse 0.719% 5/26/17		600,000	601,804

			601,804

United Kingdom–0.32%
#•Anglo American Capital 144A 1.176% 4/15/16		200,000	200,724
•Barclays Bank 0.806% 2/17/17		1,300,000	1,304,905
•BP Capital Markets 0.763% 5/10/19		1,000,000	1,007,400
#Petrofac 144A 3.40% 10/10/18		600,000	623,452
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	317,957
•Yorkshire Building Society 2.303% 3/23/16	GBP	641,000	1,123,876

			4,578,314

United States–3.60%
AbbVie 1.75% 11/6/17		1,000,000	1,006,268
American Tower 3.40% 2/15/19		500,000	523,636
•Amgen 0.828% 5/22/19		1,000,000	1,003,588
Anheuser-Busch InBev Worldwide 1.375% 7/15/17		1,200,000	1,204,930
•Apple 0.473% 5/3/18		1,000,000	1,000,979
•Bank of America 1.266% 1/15/19		1,000,000	1,013,960
BB&T 1.60% 8/15/17		1,300,000	1,312,847
Boeing 0.95% 5/15/18		1,000,000	977,743

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Capital One Bank USA 2.30% 6/5/19	800,000	$804,386
Celgene 1.90% 8/15/17	1,000,000	1,015,356
Chesapeake Energy
•3.479% 4/15/19	100,000	101,188
7.25% 12/15/18	300,000	355,500
Cisco Systems 1.10% 3/3/17	1,000,000	1,003,765
CIT Group
3.875% 2/19/19	300,000	305,430
5.25% 3/15/18	400,000	430,500
Citigroup
•0.501% 6/9/16	1,000,000	991,380
•1.005% 4/8/19	200,000	200,512
CVS Caremark 1.20% 12/5/16	1,000,000	1,006,711
DIRECTV Holdings 2.40% 3/15/17	1,000,000	1,030,522
Dollar General 1.875% 4/15/18	1,000,000	992,573
Dominion Resources 1.40% 9/15/17	1,000,000	999,010
Duke Energy 2.10% 6/15/18	1,000,000	1,011,979
Eastman Chemical 2.40% 6/1/17	1,000,000	1,030,258
EnLink Midstream Partners 2.70% 4/1/19	300,000	304,606
Enterprise Products Operating 3.20% 2/1/16	1,000,000	1,039,233
Ford Motor Credit 1.50% 1/17/17	1,000,000	1,006,061
Gilead Sciences 3.05% 12/1/16	1,000,000	1,048,535
#Glencore Funding 144A 3.125% 4/29/19	500,000	510,475
•Goldman Sachs Group 1.324% 11/15/18	1,000,000	1,014,732
#Hyundai Capital America 144A 1.45% 2/6/17	1,000,000	1,004,404
•JPMorgan Chase 1.129% 1/25/18	1,200,000	1,217,966
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	329,250
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,027,976
•Kroger 0.756% 10/17/16	1,000,000	1,002,851
Lorillard Tobacco 2.30% 8/21/17	1,000,000	1,021,407
#Metropolitan Life Global Funding I 144A 1.30% 4/10/17	1,000,000	1,002,985
MGM Resorts International 8.625% 2/1/19	300,000	358,875
•Mondelez International 0.745% 2/1/19	1,000,000	998,881
•Morgan Stanley 1.079% 1/24/19	1,000,000	1,007,808
Navient 5.50% 1/15/19	300,000	319,500
#•NBCUniversal Enterprise 144A 0.911% 4/15/18	1,000,000	1,012,069

LVIP Global Income Fund—5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	$1,000,228
Oracle 1.20% 10/15/17	1,000,000	999,464
PACTIV 8.125% 6/15/17	1,000,000	1,121,250
Peabody Energy 6.00% 11/15/18	400,000	419,000
PHH 9.25% 3/1/16	1,500,000	1,687,500
PPL Energy Supply 6.20% 5/15/16	2,000,000	2,155,000
#Prudential Covered Trust 2012-1 144A 2.997% 9/30/15	1,280,000	1,311,532
#•Quicksilver Resources 144A 7.00% 6/21/19	200,000	196,000
Reynolds Group Issuer 9.00% 4/15/19	300,000	319,125
Sempra Energy 2.30% 4/1/17	1,000,000	1,027,233
#Simon Property Group 144A 1.50% 2/1/18	1,000,000	993,950
#Sprint Nextel 144A 9.00% 11/15/18	400,000	486,000
Time Warner 2.10% 6/1/19	500,000	498,033
United Technologies 1.80% 6/1/17	1,000,000	1,022,123
Verizon Communications 1.10% 11/1/17	1,000,000	991,675
Viacom 2.50% 9/1/18	600,000	613,862
•Wells Fargo 0.856% 4/23/18	1,400,000	1,413,455

		50,806,065

Total Corporate Bonds (Cost $76,841,462)		77,406,196

MUNICIPAL BONDS–0.06%
University of California
•Series Y-1 0.652% 7/1/41	785,000	786,201
•Series Y-2 0.652% 7/1/41	40,000	40,061

Total Municipal Bonds (Cost $825,000)		826,262

NON-AGENCY ASSET-BACKED SECURITIES–1.33%
•American Express Credit Account Master Trust Series 2008-6 A 1.352% 2/15/18	800,000	809,021
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.25% 6/17/31	100,000	100,136
•BA Credit Card Trust Series 2014-A2 A 0.422% 9/16/19	1,000,000	1,000,847
•Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.202% 11/15/19	1,040,000	1,034,843

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
•Series 2007-A2 A2 0.202% 4/15/19	1,290,000	$1,282,932
•Series 2007-A8 A 0.172% 3/15/17	650,000	649,487
•Series 2007-B1 B1 0.402% 4/15/19	1,000,000	993,755
•Series 2007-C1 C1 0.612% 4/15/19	400,000	396,942
•Series 2012-A6 A 0.282% 8/15/17	1,000,000	1,000,000
•Series 2013-A3 A3 0.432% 4/15/20	653,000	652,816
•Series 2014-A5 A5 0.522% 4/15/21	750,000	750,529
Citibank Credit Card Issuance Trust
•Series 2003-A7 A7 4.15% 7/7/17	500,000	518,891
•Series 2008-A6 A6 1.353% 5/22/17	600,000	605,499
•Series 2013-A1 A1 0.254% 4/24/17	1,200,000	1,199,603
•Series 2013-A11 A11 0.391% 2/7/18	1,000,000	1,000,782
#•Colony American Homes Series 2014-1A A 144A 1.40% 5/17/31	289,110	290,560
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	117,529	120,586
Discover Card Execution Note Trust
•Series 2012-A5 A5 0.352% 1/16/18	1,100,000	1,100,580
•Series 2013-A6 A6 0.602% 4/15/21	580,000	582,648
•Series 2014-A1 A1 0.582% 7/15/21	800,000	802,588
Ford Credit Auto Owner Trust Series 2012-D A3 0.51% 4/15/17	826,487	827,064
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	1,000,000	1,001,695
•tPark Place Securities Asset-Backed Pass-Through Certifcates Series 2004-WHQ2 M2 1.097% 2/25/35	75,625	76,038
•RAAC Trust Series 2004-SP1 AII 0.852% 3/25/34	461,086	439,431

LVIP Global Income Fund—6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/16	500,000	$501,720
#•Turquoise Card-Backed Securities Series 2011-1A A 144A 0.902% 9/15/16	1,040,000	1,040,948

Total Non-Agency Asset-Backed Securities (Cost $18,772,500)		18,779,941

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.87%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.152% 9/25/34	570,905	572,690
•tCHL Mortgage Pass Through Trust Series 2004-6 1A1 2.457% 5/25/34	506,454	507,648
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 1.652% 3/25/33	448,864	446,151
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.108% 12/25/34	531,214	521,575
#•Fosse Master Issuer Series 2011-1A A2 144A 1.628% 10/18/54	568,253	568,515
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.198% 4/19/34	565,458	568,071
#•Holmes Master Issuer Series 2011-1A A2 144A 1.576% 10/15/54	194,646	194,808
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 0.662% 2/25/35	100,000	93,450
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.464% 3/25/35	643,613	642,541
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.622% 2/25/34	600,835	600,638
#•Kildare Securities Series 2007-1A A2 144A 0.35% 12/10/43	503,645	500,593
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 2.463% 11/25/34	552,776	558,015
•New York Mortgage Trust Series 2005-3 M1 0.602% 2/25/36	54,159	49,527
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.773% 7/20/33	885,646	833,925
•Series 2004-10 A2 0.473% 11/20/34	643,441	613,643

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.855% 1/19/34	524,409	$510,833
•Series 2004-AR6 A1A 0.855% 2/19/35	613,715	577,960
•Structured Asset Mortgage Investments Trust Series 2003-AR1 A1 0.895% 10/19/33	614,651	583,270
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.321% 9/25/37	516,927	510,251
Washington Mutual Mortgage Pass Through Certificates Trust
•tSeries 2005-AR2 1A1A 0.482% 1/25/45	488,222	449,338
•tSeries 2005-AR8 2AB2 0.572% 7/25/45	210,897	200,206
•tSeries 2005-AR19 A1A1 0.422% 12/25/45	555,141	526,928
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.49% 11/25/33	282,213	286,436
•Series 2003-O 1A2 2.49% 1/25/34	204,692	208,280
•Series 2004-I 2A1 2.597% 7/25/34	225,032	225,896
•Series 2004-X 1A1 2.618% 11/25/34	267,190	268,079
•Series 2005-AR9 2A2 2.622% 10/25/33	704,311	701,381

Total Non-Agency Collateralized Mortgage Obligations (Cost $12,235,755)		12,320,648

«SENIOR SECURED LOANS–1.00%
24 Hour Fitness Tranche B 1st Lien 4.75% 5/21/21	209,429	210,518
Akorn Tranche B 1st Lien 4.50% 4/17/21	14,300	14,380
Autoparts Holdings 1st Lien 6.50% 7/5/17	97,101	97,435
AZ Chem US Tranche B 1st Lien 4.50% 6/10/21	182,992	185,022
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	348,250	349,251
BMC Software 1st Lien 5.00% 8/9/20	597,000	596,534
Community Health Systems Tranche D 4.25% 1/27/21	305,835	308,183
Connolly Tranche 1st Lien 5.00% 5/9/21	228,453	231,595

LVIP Global Income Fund—7

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Cyanco Intermediate 5.50% 4/29/20	242,854	$243,613
Davita Healthcare Partners Tranche B 3.50% 6/19/21	157,048	158,030
Del Monte Tranche B 3.50% 2/24/20	277,425	276,037
Diamond Reports 1st Lien 5.50% 4/25/21	50,800	51,245
Doncasters Group Tranche B 1st Lien 4.50% 4/9/20	39,700	39,935
DSI Renal (Dialysis Newco) 1st Lien 4.75% 4/21/21	68,900	69,201
Exopack Tranche B 1st Lien 5.25% 4/24/19	301,270	306,417
FGI Operating Tranche B 5.50% 4/2/19	795,956	803,915
Fitness International Tranche B 1st Lien 5.50% 6/10/20	97,700	97,456
Fortescue Resources 1st Lien 3.75% 6/30/19	596,992	598,319
Gates Global 1st Lien 4.25% 6/12/21	25,800	25,752
Gray Television 1st Lien 3.75% 6/10/21	6,300	6,340
Grede Holdings Tranche B 1st Lien 4.75% 5/21/21	80,400	80,789
Guggenheim Partners Tranche B 4.25% 7/22/20	298,496	299,802
Harbor Freight Tools 4.75% 7/25/19	395,014	398,304
Healogics 1st Lien 5.25% 6/9/21	9,200	9,108
Henniges Automotive Tranche B 1st Lien 6.00% 6/11/21	32,977	33,122
Husky International Tranche B 1st Lien 4.25% 6/10/21	7,357	7,403
IMG Worldwide Tranche B 5.25% 3/21/21	756,700	763,085
Interactive Data 1st Lien 4.75% 4/24/21	342,853	346,710
M/A-COM Tech Solutions Tranche B 4.50% 4/14/21	77,000	77,674
MacDermid 4.00% 6/7/20	198,995	199,194
Mauser Holding 1st Lien 4.50% 6/30/21	14,300	14,371
Men’s Wearhouse Tranche B 1st Lien 4.50% 4/16/21	228,600	229,981
Milennium Labs Tranche B 1st Lien 5.25% 4/15/21	570,600	574,701
Moneygram International Tranche B 1st Lien 4.25% 3/28/20	462,813	458,233

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
OCI Beaumont Tranche B3 1st Lien 5.00% 8/20/19	611,299	$621,233
Party City Tranche B 1st Lien 4.00% 7/27/19	87,919	87,501
Penney (J.C.) 1st Lien 5.00% 6/14/19	190,005	190,540
Post Holdings Tranche B 3.75% 5/23/21	42,600	42,986
Presidio Tranche B 5.00% 3/31/17	106,072	106,834
Radio One 7.50% 3/7/16	17,464	17,842
RHP Hotel Properties Tranche B 1st Lien 3.75% 1/22/21	22,700	22,842
Sears Tranche B 5.50% 6/30/18	588,278	595,631
Signode Industrial Group Tranche B 1st Lien 4.00% 3/21/21	172,600	172,384
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/27/19	406,845	411,931
TGI Friday’s 1st Lien 5.25% 6/20/20	12,400	12,431
TIP Trailer Services Tranche C 6.50% 10/23/20	1,333,983	1,342,320
Trans Union Tranche B 4.00% 3/21/21	347,523	348,247
TransDigm Tranche C 3.75% 2/7/20	91,392	91,197
TransDigm Tranche D 1st Lien 3.75% 5/21/21	94,600	94,222
Tronox Pigments 4.50% 2/26/20	198,661	199,323
Truven Health Analytics Tranche B 4.50% 5/23/19	147,455	146,533
US Renal Care 4.25% 7/3/19	875,688	878,972
Utex Industries Tranche B 5.00% 5/16/21	45,325	45,722
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	199,000	199,152
Visant 5.25% 12/22/16	355,015	353,621
Wayne Fueling Systems 1st Lien 4.75% 6/19/21	30,700	30,815
WireCo WorldGroup 6.00% 2/28/17	6,018	6,063

Total Senior Secured Loans (Cost $14,155,805)		14,179,997

LVIP Global Income Fund—8

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS–57.75%
Australia–5.69%
Australian Government
2.75% 4/21/24	AUD	7,500,000	$6,612,930
4.75% 6/15/16	AUD	2,000,000	1,965,786
4.75% 4/21/27	AUD	3,100,000	3,220,006
5.25% 3/15/19	AUD	25,900,000	26,878,469
5.75% 5/15/21	AUD	33,500,000	36,447,455
6.25% 4/15/15	AUD	5,500,000	5,340,322

			80,464,968

Austria–0.84%
Republic of Austria 6.25% 7/15/27	EUR	5,700,000	11,828,982

			11,828,982

Brazil–1.62%
Brazil Letras do Tesouro Nacional
≠0.313% 1/1/16	BRL	6,550,000	2,522,449
≠2.267% 1/1/17	BRL	14,140,000	4,858,752
≠9.907% 1/1/15	BRL	318,000	136,379
≠12.256% 1/1/18	BRL	8,530,000	2,608,317
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,655,008
6.00% 8/15/18	BRL	100,000	114,707
6.00% 8/15/22	BRL	427,000	4,858,287
6.00% 5/15/45	BRL	50,000	546,600
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,000,000	1,250,436
10.00% 1/1/21	BRL	2,800,000	1,103,417
10.00% 1/1/23	BRL	8,250,000	3,185,240

			22,839,592

Canada–3.28%
Canada Government International Bond 3.50% 1/13/20	EUR	16,300,000	25,958,967
Canadian Government
1.00% 11/1/14	CAD	3,240,000	3,036,917
1.00% 2/1/15	CAD	7,654,000	7,175,755
2.00% 12/1/14	CAD	2,782,000	2,618,890
2.25% 8/1/14	CAD	5,456,000	5,119,849
Canadian Treasury Bills
≠0.91% 7/31/14	CAD	1,200,000	1,123,941
≠0.911% 8/14/14	CAD	370,000	346,423
≠0.917% 9/11/14	CAD	1,090,000	1,019,799
≠0.921% 8/28/14	CAD	20,000	18,719

			46,419,260

Finland–1.51%
Finnish Government
#144A 3.50% 4/15/21	EUR	4,550,000	7,301,687
#144A 4.25% 7/4/15	EUR	9,800,000	13,988,218

			21,289,905

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
France–0.57%
France O.A.T. 2.25% 10/25/22	EUR	5,500,000	$8,113,569

			8,113,569

Germany–1.39%
Bundesobligation 0.50% 2/23/18	EUR	1,500,000	2,079,499
Bundesrepublik Deutschland 4.25% 7/4/39	EUR	4,400,000	8,480,922
Deutschland Republic 3.50% 7/4/19	EUR	5,700,000	9,034,765

			19,595,186

Hungary–2.61%
Hungary Government
4.00% 4/25/18	HUF	33,400,000	152,706
5.50% 2/12/16	HUF	230,900,000	1,073,637
5.50% 12/22/16	HUF	134,120,000	634,158
5.50% 12/20/18	HUF	44,780,000	216,708
5.50% 6/24/25	HUF	924,850,000	4,511,340
6.00% 11/24/23	HUF	192,390,000	966,565
6.50% 6/24/19	HUF	423,600,000	2,145,643
6.75% 8/22/14	HUF	89,160,000	396,218
6.75% 2/24/17	HUF	1,145,000,000	5,588,580
6.75% 11/24/17	HUF	183,690,000	914,575
7.00% 6/24/22	HUF	351,860,000	1,863,134
7.50% 11/12/20	HUF	31,620,000	169,431
7.75% 8/24/15	HUF	56,580,000	265,788
8.00% 2/12/15	HUF	26,700,000	122,113
Hungary Government International Bonds
3.875% 2/24/20	EUR	490,000	721,252
4.125% 2/19/18		2,510,000	2,622,950
4.375% 7/4/17	EUR	470,000	692,200
5.375% 2/21/23		4,640,000	5,017,000
5.75% 6/11/18	EUR	500,000	783,040
6.00% 1/11/19	EUR	200,000	319,629
6.25% 1/29/20		4,182,000	4,748,159
6.375% 3/29/21		2,580,000	2,954,100

			36,878,926

Iceland–0.07%
#Republic of Iceland 144A 5.875% 5/11/22		950,000	1,049,999

			1,049,999

Indonesia–0.44%
Indonesia Government
8.25% 7/15/21	IDR	590,000,000	50,438
10.00% 9/15/24	IDR	25,030,000,000	2,339,734
10.00% 2/15/28	IDR	7,040,000,000	659,702
11.00% 11/15/20	IDR	233,000,000	22,651
12.80% 6/15/21	IDR	29,990,000,000	3,173,711

			6,246,236

LVIP Global Income Fund—9

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Ireland–3.18%
Irish Government
4.40% 6/18/19	EUR	1,384,000	$2,217,142
4.50% 10/18/18	EUR	356,000	566,356
4.50% 4/18/20	EUR	2,446,000	3,964,565
5.00% 10/18/20	EUR	9,009,000	15,057,171
5.40% 3/13/25	EUR	7,191,700	12,487,279
5.50% 10/18/17	EUR	4,365,000	6,958,880
5.90% 10/18/19	EUR	2,137,000	3,670,039

			44,921,432

Japan–3.56%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	700,000,000	7,184,246
1.70% 3/20/17	JPY	700,000,000	7,211,655
1.90% 6/20/16	JPY	1,350,000,000	13,801,633
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY	1,800,000,000	18,046,903
1.90% 3/22/21	JPY	370,000,000	4,048,304

			50,292,741

Malaysia–3.10%
Bank Negara Malaysia Monetary Notes
≠2.829% 8/14/14	MYR	5,840,000	1,812,315
≠2.83% 9/9/14	MYR	165,000	51,096
≠2.83% 9/18/14	MYR	160,000	49,512
≠2.86% 7/8/14	MYR	1,330,000	413,968
≠2.875% 7/15/14	MYR	1,310,000	407,480
≠2.876% 8/5/14	MYR	3,610,000	1,121,098
≠2.876% 11/6/14	MYR	1,060,000	326,694
≠2.88% 7/3/14	MYR	2,600,000	809,586
≠2.895% 10/2/14	MYR	1,365,000	421,918
≠2.895% 10/16/14	MYR	3,010,000	929,324
≠2.90% 7/10/14	MYR	310,000	96,473
≠2.90% 7/17/14	MYR	380,000	118,191
≠2.90% 7/24/14	MYR	820,000	254,900
≠2.90% 12/16/14	MYR	530,000	162,755
≠2.914% 8/21/14	MYR	2,165,000	671,480
≠2.927% 11/18/14	MYR	690,000	212,432
≠2.943% 10/28/14	MYR	8,895,000	2,743,605
≠3.002% 5/19/15	MYR	9,595,000	2,904,632
≠3.03% 12/4/14	MYR	14,650,000	4,503,782
≠3.073% 4/16/15	MYR	800,000	242,901
≠3.076% 4/28/15	MYR	1,480,000	448,857
≠3.12% 6/3/15	MYR	1,090,000	329,996
≠3.12% 6/16/15	MYR	2,670,000	806,311
Malaysian Government
3.172% 7/15/16	MYR	600,000	186,450
3.197% 10/15/15	MYR	4,675,000	1,456,921
3.434% 8/15/14	MYR	24,450,000	7,617,892
3.741% 2/27/15	MYR	7,805,000	2,440,264
3.835% 8/12/15	MYR	12,305,000	3,862,019

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Malaysian Government (continued)
4.72% 9/30/15	MYR	26,319,000	$8,354,024

			43,756,876

Mexico–4.63%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	902,503
6.25% 6/16/16	MXN	12,770,000	1,040,118
6.50% 6/10/21	MXN	201,000,000	16,671,808
7.25% 12/15/16	MXN	122,322,000	10,236,557
7.50% 6/3/27	MXN	79,700,000	6,983,195
7.75% 12/14/17	MXN	24,000,000	2,071,071
8.00% 12/17/15	MXN	48,029,000	3,952,525
8.50% 12/13/18	MXN	77,500,000	6,918,760
9.50% 12/18/14	MXN	36,690,000	2,914,861
Mexican Cetes
≠3.035% 12/24/14	MXN	211,077,000	1,602,985
≠3.093% 5/28/15	MXN	225,562,000	1,695,083
≠3.604% 4/1/15	MXN	256,070,000	1,928,631
≠3.689% 10/16/14	MXN	366,704,000	2,801,624
≠3.70% 12/11/14	MXN	466,730,000	3,548,018
Mexican Udibonos
2.50% 12/10/20	MXN	3,843,411	309,560
3.50% 12/14/17	MXN	7,035,136	594,485
4.00% 6/13/19	MXN	4,879,952	425,119
4.50% 12/18/14	MXN	2,747,346	217,484
5.00% 6/16/16	MXN	6,937,639	588,103

			65,402,490

New Zealand–1.48%
New Zealand Government Bonds
5.50% 4/15/23	NZD	9,200,000	8,691,740
6.00% 12/15/17	NZD	4,800,000	4,475,072
6.00% 5/15/21	NZD	8,000,000	7,721,580

			20,888,392

Peru–0.01%
Peru Government Soberano 7.84% 8/12/20	PEN	427,000	175,623

			175,623

Philippines–0.26%
Philippine Government Bonds
1.625% 4/25/16	PHP	18,800,000	425,720
7.00% 1/27/16	PHP	10,500,000	258,584
9.125% 9/4/16	PHP	6,310,000	164,959
Philippine Treasury Bills
≠0.136% 11/5/14	PHP	140,000	3,193
≠0.152% 10/8/14	PHP	86,340,000	1,972,073
≠0.712% 8/6/14	PHP	4,100,000	93,886
≠0.715% 9/3/14	PHP	22,920,000	524,331
≠0.958% 7/2/14	PHP	7,110,000	162,980

LVIP Global Income Fund—10

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Treasury Bills (continued)
≠1.196% 4/8/15	PHP	5,680,000	$128,900

			3,734,626

Poland–5.50%
Poland Government
•2.72% 1/25/17	PLN	11,108,000	3,657,763
•2.72% 1/25/21	PLN	11,269,000	3,667,832
^3.659% 7/25/14	PLN	3,420,000	1,125,004
4.75% 10/25/16	PLN	38,450,000	13,300,007
5.00% 4/25/16	PLN	1,400,000	481,662
5.25% 10/25/17	PLN	14,000,000	4,978,960
5.25% 10/25/20	PLN	22,500,000	8,294,213
5.50% 10/25/19	PLN	28,450,000	10,495,675
5.75% 10/25/21	PLN	81,050,000	30,954,190
Republic of Poland 6.375% 7/15/19		680,000	807,500

			77,762,806

Republic of Korea–4.89%
Korea Monetary Stabilization Bonds
2.47% 4/2/15	KRW	4,924,870,000	4,862,409
2.74% 2/2/15	KRW	2,121,250,000	2,097,904
2.76% 6/2/15	KRW	16,570,000,000	16,397,489
2.79% 6/2/16	KRW	1,445,500,000	1,432,372
2.80% 8/2/15	KRW	9,507,160,000	9,413,967
2.80% 4/2/16	KRW	1,042,000,000	1,032,450
2.81% 10/2/15	KRW	142,000,000	140,654
2.84% 12/2/14	KRW	2,725,460,000	2,696,048
2.90% 12/2/15	KRW	13,179,200,000	13,073,024
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	6,860,174
2.75% 6/10/16	KRW	4,452,000,000	4,408,241
3.00% 12/10/16	KRW	4,809,700,000	4,790,014
3.25% 6/10/15	KRW	849,700,000	844,731
4.00% 9/10/15	KRW	661,400,000	664,172
4.00% 3/10/16	KRW	253,600,000	256,230
4.50% 3/10/15	KRW	126,800,000	126,920

			69,096,799

Republic of Lithuania–0.28%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,924,376
#144A 6.75% 1/15/15		660,000	681,450
#144A 7.375% 2/11/20		1,060,000	1,303,800

			3,909,626

Republic of Vietnam–0.06%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	866,400

			866,400

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Russia–0.15%
Russian-Eurobond
#144A 7.50% 3/31/30		1,596,050	$1,851,641
7.50% 3/31/30		263,725	305,958

			2,157,599

Serbia–0.28%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,390,550
#144A 5.25% 11/21/17		880,000	921,800
#144A 7.25% 9/28/21		1,390,000	1,589,813

			3,902,163

Singapore–1.64%
Monetary Authority of Singapore
≠0.25% 8/19/14	SGD	1,166,000	934,837
≠0.28% 9/19/14	SGD	1,450,000	1,162,311
≠0.309% 8/1/14	SGD	18,239,000	14,624,682
≠0.32% 9/30/14	SGD	1,500,000	1,202,309
≠0.32% 11/25/14	SGD	2,020,000	1,618,483
≠0.322% 8/15/14	SGD	2,290,000	1,836,046
Singapore Government Bond 1.125% 4/1/16	SGD	2,310,000	1,877,284

			23,255,952

Slovenia–0.60%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	4,768,575
#144A 5.85% 5/10/23		3,285,000	3,703,838

			8,472,413

Sweden–5.37%
Sweden Government
3.50% 6/1/22	SEK	169,700,000	29,195,485
4.50% 8/12/15	SEK	134,040,000	20,971,674
5.00% 12/1/20	SEK	127,000,000	23,362,774
Sweden Treasury Bills
≠0.511% 9/17/14	SEK	5,650,000	844,128
≠0.547% 8/20/14	SEK	10,300,000	1,539,817

			75,913,878

Ukraine–1.49%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	192,000
#144A 8.375% 11/3/17		100,000	96,000
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	130,558
#144A 6.25% 6/17/16		1,090,000	1,058,881
#144A 6.58% 11/21/16		1,028,000	998,445
#144A 6.75% 11/14/17		1,790,000	1,718,847
#144A 7.50% 4/17/23		3,000,000	2,838,750
#144A 7.75% 9/23/20		3,443,000	3,306,141
#144A 7.80% 11/28/22		2,960,000	2,815,700

LVIP Global Income Fund—11

LVIP Global Income Fund

Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Ukraine Government (continued)
#144A 7.95% 2/23/21		3,670,000	$3,527,787
#144A 9.25% 7/24/17		4,290,000	4,370,438

			21,053,547

United Kingdom–3.25%
United Kingdom Gilt
4.00% 9/7/16	GBP	5,500,000	10,014,315
4.25% 12/7/27	GBP	13,830,000	26,923,900
4.50% 9/7/34	GBP	4,500,000	9,076,423

			46,014,638

Total Sovereign Bonds (Cost $769,541,538)			816,304,624

SUPRANATIONAL BANKS–1.96%
Asian Development Bank 2.35% 6/21/27	JPY	370,000,000	4,332,161
European Investment Bank 1.40% 6/20/17	JPY	650,000,000	6,680,773
International Bank for Reconstruction & Development 3.50% 11/12/14 .	SEK	111,000,000	16,773,374

Total Supranational Banks (Cost $27,774,265)			27,786,308

U.S. TREASURY OBLIGATIONS–19.91%
U.S. Treasury Bond 3.625% 8/15/43		9,300,000	9,825,301
U.S. Treasury Notes
0.125% 7/31/14		7,000,000	7,000,546
0.375% 3/15/15		13,000,000	13,027,170
0.625% 8/15/16		38,000,000	38,094,121
0.625% 5/31/17		31,000,000	30,796,578
0.625% 4/30/18		30,000,000	29,295,690
1.00% 8/31/19		30,000,000	28,982,820
1.125% 4/30/20		33,500,000	32,148,208

	Principal	Value
	Amount°	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.25% 9/30/15	5,000,000	$5,067,675
1.625% 8/15/22	37,000,000	35,132,647
1.75% 5/15/22	30,000,000	28,882,020
4.25% 8/15/15	10,000,000	10,459,380
4.50% 11/15/15	12,000,000	12,705,935

Total U.S. Treasury Obligations (Cost $276,797,642)		281,418,091

	Number of
	Shares

MONEY MARKET FUND–7.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	108,621,337	108,621,337

Total Money Market Fund (Cost $108,621,337)		108,621,337

	Principal
	Amount°

SHORT-TERM INVESTMENTS–1.69%
≠Discount Note–0.65%
Federal Farm Credit 0.01% 7/1/14	9,185,000	9,185,000

		9,185,000

≠U.S. Treasury Obligations–1.04%
U.S. Treasury Bills
0.025% 8/7/14	10,000,000	9,999,990
0.38% 10/2/14	4,750,000	4,749,554

		14,749,544

Total Short-Term Investments (Cost $23,934,290)		23,934,544

TOTAL VALUE OF SECURITIES–100.15% (Cost $1,363,533,517)	1,415,712,762
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(2,091,671)

NET ASSETS APPLICABLE TO 120,422,192 SHARES OUTSTANDING–100.00%	$1,413,621,091

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($827,498,743 / 70,416,910 Shares)	$11.751
NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($586,122,348 / 50,005,282 Shares)	$11.721

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,382,112,869
Undistributed net investment income	3,102,440
Accumulated net realized loss on investments	(20,239,333)
Net unrealized appreciation of investments and derivatives	48,645,115

Total net assets	$1,413,621,091

LVIP Global Income Fund—12

LVIP Global Income Fund

Statement of Net Assets (continued)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $88,390,054, which represented 6.25% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«

Of this amount, $125,000 cash pledged as collateral for futures contracts, $210,758 represents payable for fund shares redeemed, $17,793,912 represents payable for securities purchased, $721,748 represents payable due to broker and $1,450,000 cash pledged as collateral for derivatives as of June 30, 2014.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(251,705)	USD	344,156	2/27/15	$ (883)
BCLY	CLP	64,000,000	USD	(110,098)	2/10/15	4,111
BCLY	CLP	173,000,000	USD	(304,417)	5/24/15	7,458
BCLY	EUR	(228,000)	USD	298,087	7/16/14	(14,122)
BCLY	EUR	(357,000)	USD	469,544	7/18/14	(19,314)
BCLY	EUR	(767,000)	USD	1,015,815	7/28/14	(34,520)
BCLY	EUR	(59,984)	USD	79,517	7/29/14	(2,626)
BCLY	EUR	(97,592)	USD	129,588	8/4/14	(4,059)
BCLY	EUR	(1,015,000)	USD	1,346,134	8/5/14	(43,856)
BCLY	EUR	(705,000)	USD	934,231	8/19/14	(31,279)
BCLY	EUR	(251,004)	USD	336,493	8/25/14	(7,268)
BCLY	EUR	(63,718)	USD	85,127	9/19/14	(2,146)
BCLY	EUR	(153,728)	USD	208,111	9/24/14	(2,450)
BCLY	EUR	(590,000)	USD	797,061	9/29/14	(11,078)
BCLY	EUR	(7,075,000)	USD	9,675,063	10/21/14	(16,665)
BCLY	EUR	(617,237)	USD	853,460	10/27/14	7,913
BCLY	EUR	(174,440)	USD	235,913	11/5/14	(3,060)
BCLY	EUR	(268,000)	USD	365,284	1/21/15	(2,004)
BCLY	EUR	(34,000)	USD	46,255	2/10/15	(347)
BCLY	EUR	(108,000)	USD	146,848	2/11/15	(1,184)
BCLY	EUR	(627,000)	USD	861,542	2/20/15	2,084
BCLY	EUR	(725,415)	USD	996,253	2/26/15	1,853
BCLY	EUR	(992,741)	USD	1,363,892	3/9/15	2,944
BCLY	EUR	(233,016)	USD	324,941	3/17/15	5,482
BCLY	EUR	(590,000)	USD	814,790	3/17/15	5,916
BCLY	EUR	(145,209)	USD	202,204	3/23/15	3,118
BCLY	EUR	(396,801)	USD	546,970	4/2/15	2,910
BCLY	EUR	(390,401)	USD	538,786	4/22/15	3,430
BCLY	EUR	(273,608)	USD	379,347	4/30/15	4,129
BCLY	EUR	(1,018,187)	USD	1,411,065	5/5/15	14,708
BCLY	EUR	(878,515)	USD	1,205,955	5/6/15	1,139

LVIP Global Income Fund—13

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	(60,000)	USD	83,267	5/7/15	$981
BCLY	EUR	(7,441,690)	USD	10,203,487	5/9/15	(2,422)
BCLY	EUR	(343,382)	USD	467,518	5/20/15	(3,448)
BCLY	EUR	(942,383)	USD	1,283,479	5/25/15	(9,089)
BCLY	EUR	(405,004)	USD	550,978	6/12/15	(4,590)
BCLY	EUR	(1,130,000)	USD	1,538,552	6/20/15	(11,616)
BCLY	JPY	(49,760,000)	USD	501,320	7/29/14	10,062
BCLY	JPY	(13,360,000)	USD	138,059	8/11/14	6,150
BCLY	JPY	(11,394,000)	USD	117,512	8/22/14	5,007
BCLY	JPY	(34,125,000)	USD	347,152	8/26/14	10,188
BCLY	JPY	(24,430,094)	USD	248,172	9/18/14	6,901
BCLY	JPY	(108,530,000)	USD	1,112,900	10/22/14	40,735
BCLY	JPY	(81,840,000)	USD	799,024	2/25/15	(10,521)
BCLY	JPY	(190,420,000)	USD	1,861,989	2/26/15	(21,628)
BCLY	JPY	(288,085,900)	USD	2,817,232	3/9/15	(32,836)
BCLY	JPY	(192,553,560)	USD	1,885,645	3/25/15	(19,649)
BCLY	JPY	(122,220,000)	USD	1,202,858	4/17/15	(6,804)
BCLY	JPY	(275,090,000)	USD	2,694,121	6/1/15	(29,926)
BCLY	JPY	(79,441,000)	USD	784,002	6/20/15	(2,820)
BCLY	SGD	135,752	USD	(106,875)	8/12/14	1,998
BCLY	SGD	394,000	USD	(310,236)	8/18/14	5,752
BNYM	AUD	(63,254,500)	USD	58,405,452	7/31/14	(1,101,287)
BNYM	AUD	(21,996,500)	ZAR	219,069,743	7/31/14	(214,929)
BNYM	EUR	(36,182,000)	USD	50,104,496	7/31/14	556,035
BNYM	GBP	(18,767,500)	USD	31,586,616	7/31/14	(526,545)
BNYM	JPY	(1,789,743,500)	USD	17,504,328	7/31/14	(165,269)
BNYM	MXN	(147,825,500)	USD	11,232,575	7/31/14	(133,084)
BNYM	NZD	(24,230,500)	USD	20,539,759	7/31/14	(609,966)
BNYM	PLN	(85,506,000)	USD	28,020,020	7/31/14	(73,408)
BNYM	SEK	(188,315,000)	USD	28,755,522	7/31/14	588,702
CITI	CLP	3,711,140,500	USD	(7,132,693)	10/20/14	(498,246)
CITI	CLP	509,600,000	USD	(937,799)	11/17/14	(29,106)
CITI	EUR	(213,050)	USD	282,147	7/28/14	(9,605)
CITI	EUR	(114,169)	USD	151,993	8/8/14	(4,357)
CITI	EUR	(32,800)	USD	43,706	8/11/14	(1,213)
CITI	EUR	(319,130)	USD	439,324	9/26/14	2,208
CITI	EUR	(4,177,000)	USD	5,625,270	11/7/14	(97,035)
CITI	EUR	(126,500)	USD	172,948	1/29/15	(427)
CITI	EUR	(45,000)	USD	61,194	2/10/15	(485)
CITI	EUR	(2,897,361)	USD	4,010,020	3/10/15	38,002
CITI	EUR	(162,300)	USD	226,457	3/17/15	3,948
CITI	EUR	(1,630,646)	USD	2,229,297	5/10/15	(7,068)
CITI	EUR	(625,871)	USD	862,262	5/13/15	3,889
CITI	INR	23,681,000	USD	(388,038)	8/7/14	2,508
CITI	INR	23,912,000	USD	(399,776)	9/3/14	(7,929)
CITI	JPY	(296,974,000)	USD	2,985,075	7/24/14	53,304
CITI	JPY	(13,360,000)	USD	138,059	8/11/14	6,150
CITI	JPY	(336,389,300)	USD	3,497,734	8/13/14	176,380
CITI	JPY	(22,764,000)	USD	234,339	8/25/14	9,559
CITI	JPY	(105,000,000)	USD	1,077,255	10/22/14	39,962
CITI	JPY	(5,392,769)	USD	54,855	11/10/14	1,570
CITI	JPY	(675,068,400)	USD	6,831,142	11/12/14	160,825
CITI	JPY	(12,889,000)	USD	130,166	11/17/14	2,804
CITI	JPY	(37,115,000)	USD	371,529	11/19/14	4,773
CITI	JPY	(41,691,000)	USD	418,332	11/20/14	6,354

LVIP Global Income Fund—14

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	JPY	(15,350,000)	USD	146,764	1/13/15	$ (5,003)
CITI	JPY	(18,282,000)	USD	180,069	2/10/15	(743)
CITI	JPY	(326,760,000)	USD	3,206,044	2/13/15	(25,767)
CITI	JPY	(163,190,000)	USD	1,599,275	2/17/15	(14,823)
CITI	JPY	(24,520,467)	USD	239,640	3/17/15	(2,965)
CITI	JPY	(294,831,000)	USD	2,904,338	3/19/15	(12,785)
CITI	JPY	(25,100,000)	USD	247,959	4/15/15	(461)
CITI	JPY	(18,283,000)	USD	180,534	5/12/15	(471)
CITI	JPY	(18,273,000)	USD	179,766	5/14/15	(1,144)
CITI	JPY	(230,500,000)	USD	2,256,883	5/27/15	(25,489)
CITI	JPY	(430,080,000)	USD	4,205,668	6/1/15	(53,150)
CITI	JPY	(11,693,000)	USD	114,939	6/7/15	(857)
CITI	MXN	16,923,055	USD	(1,275,027)	7/10/14	28,200
CITI	MXN	101,273,256	USD	(7,694,811)	10/22/14	49,132
CITI	MXN	15,210,900	USD	(1,146,176)	12/16/14	12,636
CITI	MXN	7,292,440	USD	(547,768)	12/18/14	7,717
CITI	MXN	17,494,385	USD	(1,303,605)	1/12/15	26,744
CITI	MXN	4,909,400	USD	(370,018)	3/13/15	1,806
CITI	MXN	4,142,500	USD	(303,447)	3/17/15	10,210
CITI	MXN	12,100,000	USD	(885,150)	3/24/15	30,592
CITI	MXN	12,528,770	USD	(940,754)	5/26/15	3,436
CITI	MXN	12,515,000	USD	(943,638)	5/27/15	(549)
CITI	MXN	25,449,630	USD	(1,903,203)	6/1/15	13,955
CITI	MXN	10,937,500	USD	(818,859)	6/5/15	4,858
CITI	MXN	9,844,000	USD	(735,285)	6/12/15	5,732
CITI	SGD	1,904,082	USD	(1,524,790)	5/6/15	2,996
DB	CLP	60,541,000	USD	(111,699)	7/9/14	(2,325)
DB	CLP	64,100,000	USD	(113,562)	8/12/14	1,810
DB	CLP	63,300,000	USD	(112,413)	8/18/14	1,450
DB	CLP	36,980,000	USD	(65,614)	8/27/14	845
DB	CLP	10,100,000	USD	(17,797)	9/5/14	337
DB	CLP	45,700,000	USD	(80,302)	11/28/14	1,106
DB	CLP	45,700,000	USD	(80,161)	12/1/14	1,225
DB	CLP	24,670,000	USD	(44,781)	12/4/14	(859)
DB	CLP	46,970,000	USD	(84,753)	12/9/14	(1,166)
DB	CLP	35,450,000	USD	(64,601)	1/7/15	(1,551)
DB	CLP	49,800,000	USD	(90,570)	1/12/15	(1,953)
DB	CLP	35,800,000	USD	(61,884)	2/9/15	1,995
DB	CLP	55,740,000	USD	(97,007)	2/17/15	2,531
DB	CLP	54,420,000	USD	(94,742)	2/26/15	2,524
DB	CLP	10,100,000	USD	(17,432)	3/3/15	629
DB	CLP	595,612,500	USD	(1,015,970)	5/12/15	56,491
DB	CLP	376,500,000	USD	(650,877)	6/9/15	28,934
DB	EUR	(1,345,281)	HUF	429,279,300	3/19/15	36,791
DB	EUR	(890,278)	PLN	3,846,000	8/19/14	42,954
DB	EUR	(350,884)	PLN	1,518,347	8/22/14	17,665
DB	EUR	(227,630)	PLN	989,851	8/29/14	12,909
DB	EUR	(948,193)	PLN	4,140,000	9/5/14	58,696
DB	EUR	(496,417)	PLN	2,120,000	1/9/15	9,876
DB	EUR	(318,667)	PLN	1,358,000	3/3/15	4,134
DB	EUR	(11,793,697)	PLN	49,897,952	6/23/15	(52,883)
DB	EUR	(196,000)	USD	257,117	7/22/14	(11,280)
DB	EUR	(268,385)	USD	352,663	7/23/14	(14,857)
DB	EUR	(1,010,900)	USD	1,337,109	7/25/14	(47,207)
DB	EUR	(9,978)	USD	13,225	7/29/14	(440)

LVIP Global Income Fund—15

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	EUR	(217,499)	USD	288,793	7/31/14	$ (9,056)
DB	EUR	(396,000)	USD	528,874	8/20/14	(13,457)
DB	EUR	(99,312)	USD	132,621	8/29/14	(3,393)
DB	EUR	(51,000)	USD	67,539	9/3/14	(2,310)
DB	EUR	(476,300)	USD	628,568	9/5/14	(23,773)
DB	EUR	(6,010,000)	USD	8,154,488	9/23/14	(77,376)
DB	EUR	(1,956,000)	USD	2,639,475	9/26/14	(39,677)
DB	EUR	(1,320,000)	USD	1,806,156	10/21/14	(2,053)
DB	EUR	(193,000)	USD	266,531	10/24/14	2,146
DB	EUR	(775,000)	USD	1,069,461	10/29/14	7,787
DB	EUR	(416,044)	USD	574,561	10/31/14	4,616
DB	EUR	(24,586)	USD	33,832	11/3/14	150
DB	EUR	(187,000)	USD	252,889	11/5/14	(3,291)
DB	EUR	(143,000)	USD	193,601	11/10/14	(2,306)
DB	EUR	(81,717)	USD	109,846	11/17/14	(2,108)
DB	EUR	(22,847)	USD	30,773	11/19/14	(528)
DB	EUR	(388,000)	USD	525,100	11/20/14	(6,473)
DB	EUR	(564,000)	USD	764,220	11/28/14	(8,505)
DB	EUR	(400,000)	USD	541,864	12/4/14	(6,182)
DB	EUR	(2,121,000)	USD	2,943,990	12/12/14	37,877
DB	EUR	(590,000)	USD	812,513	12/15/14	4,107
DB	EUR	(5,337,821)	USD	7,338,436	12/17/14	24,599
DB	EUR	(1,267,675)	USD	1,729,020	1/7/15	(8,138)
DB	EUR	(3,336,424)	USD	4,530,316	1/9/15	(41,810)
DB	EUR	(4,400,000)	USD	6,048,240	2/23/15	16,836
DB	EUR	(8,528,000)	USD	11,694,342	2/25/15	4,232
DB	EUR	(2,839,932)	USD	3,868,566	3/9/15	(24,697)
DB	EUR	(269,000)	USD	370,453	3/26/15	1,640
DB	EUR	(77,628)	USD	106,855	3/31/15	419
DB	EUR	(873,178)	USD	1,204,771	4/7/15	7,503
DB	EUR	(780,573)	USD	1,077,401	4/13/15	7,067
DB	EUR	(683,600)	USD	934,003	6/1/15	(3,663)
DB	EUR	(6,318,000)	USD	8,563,228	6/5/15	(103,137)
DB	GBP	(658,064)	USD	1,076,528	1/9/15	(47,459)
DB	INR	28,797,100	USD	(466,508)	7/31/14	9,172
DB	INR	71,318,400	USD	(1,202,752)	8/21/14	(30,318)
DB	INR	34,425,000	USD	(580,665)	8/27/14	(15,508)
DB	INR	28,797,100	USD	(481,436)	8/28/14	(8,780)
DB	INR	2,680,000	USD	(44,836)	9/3/14	(919)
DB	INR	34,425,000	USD	(564,807)	9/26/14	(4,222)
DB	INR	95,751,400	USD	(1,569,520)	9/30/14	(11,833)
DB	JPY	(13,360,000)	USD	139,039	8/12/14	7,130
DB	JPY	(25,363,000)	USD	258,392	8/19/14	7,960
DB	JPY	(11,260,000)	USD	115,860	8/25/14	4,675
DB	JPY	(23,347,000)	USD	236,545	8/27/14	6,006
DB	JPY	(338,543,000)	USD	3,407,648	11/14/14	62,458
DB	JPY	(29,985,000)	USD	299,970	11/19/14	3,670
DB	JPY	(28,991,000)	USD	278,385	1/7/15	(8,232)
DB	JPY	(510,836,000)	USD	4,910,222	1/9/15	(140,219)
DB	JPY	(209,750,000)	USD	2,029,178	1/16/15	(44,702)
DB	JPY	(41,390,576)	USD	405,393	1/28/15	(3,907)
DB	JPY	(54,738,000)	USD	537,016	2/27/15	(4,454)
DB	JPY	(270,200,000)	USD	2,654,224	3/9/15	(18,896)
DB	JPY	(129,367,000)	USD	1,266,863	3/24/15	(13,194)
DB	JPY	(97,000,000)	USD	949,677	6/2/15	(10,865)

LVIP Global Income Fund—16

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
DB	KRW	1,022,000,000	USD	(987,058)	6/19/15	$ 8,688
DB	MXN	75,560,000	USD	(5,580,502)	10/14/14	200,378
DB	MXN	17,699,475	USD	(1,334,852)	12/16/14	13,547
DB	MYR	818,260	USD	(254,000)	7/3/14	767
DB	MYR	2,161,515	USD	(651,923)	9/18/14	16,946
DB	MYR	239,500	USD	(73,275)	9/26/14	793
DB	MYR	370,000	USD	(114,889)	10/24/14	(709)
DB	MYR	436,240	USD	(133,869)	11/19/14	482
DB	MYR	294,200	USD	(87,682)	1/8/15	2,577
DB	MYR	173,500	USD	(51,514)	3/26/15	1,400
DB	PHP	89,702,340	USD	(2,032,868)	6/16/15	10,745
DB	PLN	4,423,066	USD	(1,361,153)	7/31/14	92,068
DB	SEK	3,914,400	USD	(600,492)	2/9/15	(15,896)
DB	SGD	484,000	USD	(381,577)	8/7/14	6,589
DB	SGD	963,000	USD	(760,904)	8/12/14	11,420
DB	SGD	296,000	USD	(233,475)	8/19/14	3,917
DB	SGD	1,299,000	USD	(1,022,899)	8/27/14	18,903
DB	SGD	249,500	USD	(198,681)	8/28/14	1,418
DB	SGD	788,000	USD	(630,799)	12/23/14	1,269
DB	SGD	627,900	USD	(500,877)	3/9/15	2,862
DB	SGD	1,027,900	USD	(822,748)	5/7/15	2,015
DB	SGD	249,500	USD	(198,765)	5/20/15	1,434
GSC	EUR	(970,000)	USD	1,284,144	7/25/14	(44,164)
GSC	EUR	(203,000)	USD	271,785	8/12/14	(6,220)
GSC	EUR	(390,000)	USD	526,231	9/30/14	(7,965)
GSC	EUR	(275,000)	USD	373,601	10/9/14	(3,090)
GSC	EUR	(1,929,000)	USD	2,661,634	10/29/14	19,092
GSC	EUR	(97,000)	USD	135,193	2/9/15	2,240
GSC	EUR	(115,000)	USD	158,257	2/23/15	618
GSC	EUR	(388,556)	USD	539,370	5/7/15	6,492
GSC	EUR	(305,000)	USD	418,707	5/8/15	417
GSC	EUR	(210,000)	USD	289,368	5/13/15	1,356
GSC	EUR	(456,438)	USD	628,716	5/14/15	2,713
GSC	EUR	(311,000)	USD	423,173	5/20/15	(3,379)
GSC	JPY	(43,530,000)	USD	421,088	1/27/15	(9,363)
GSC	JPY	(52,074,000)	USD	510,019	2/12/15	(5,011)
GSC	JPY	(169,827,630)	USD	1,672,998	2/18/15	(6,771)
GSC	JPY	(24,447,000)	USD	240,833	5/13/15	(1,199)
GSC	JPY	(170,648,500)	USD	1,681,299	5/20/15	(8,302)
HSBC	BRL	(1,021,656)	USD	462,707	7/2/14	553
HSBC	EUR	(1,775,000)	USD	2,352,638	8/4/14	(78,123)
HSBC	EUR	(520,000)	USD	702,983	9/30/14	(9,278)
HSBC	EUR	(94,000)	USD	129,227	3/9/15	363
HSBC	EUR	(461,000)	USD	635,569	4/10/15	3,451
HSBC	EUR	(799,545)	USD	1,110,256	4/16/15	13,886
HSBC	INR	12,575,500	USD	(212,304)	7/3/14	(3,084)
HSBC	INR	18,962,000	USD	(304,189)	7/30/14	9,103
HSBC	INR	15,600,000	USD	(254,673)	8/6/14	2,660
HSBC	INR	6,800,000	USD	(111,298)	8/7/14	848
HSBC	INR	102,017,000	USD	(1,673,472)	8/12/14	7,070
HSBC	INR	19,170,000	USD	(320,424)	8/28/14	(5,781)
HSBC	INR	12,575,500	USD	(210,298)	9/3/14	(4,222)
HSBC	JPY	(51,004,000)	USD	525,814	8/20/14	22,201
HSBC	JPY	(22,597,000)	USD	232,023	8/25/14	8,893
HSBC	JPY	(39,672,000)	USD	401,998	8/27/14	10,259

LVIP Global Income Fund—17

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC	JPY	(19,870,000)	USD	201,521	11/12/14	$ 5,187
HSBC	JPY	(7,824,000)	USD	78,467	11/20/14	1,152
HSBC	JPY	(50,970,000)	USD	490,096	1/15/15	(13,859)
HSBC	JPY	(53,562,442)	USD	523,398	1/28/15	(6,266)
HSBC	JPY	(246,670,000)	USD	2,420,172	2/12/15	(19,484)
HSBC	JPY	(36,590,000)	USD	358,648	2/24/15	(3,289)
HSBC	JPY	(53,500,000)	USD	524,253	3/4/15	(5,000)
HSBC	JPY	(345,200,000)	USD	3,379,576	5/27/15	(38,537)
HSBC	JPY	(292,980,000)	USD	2,870,397	6/1/15	(30,804)
HSBC	KRW	1,025,000,000	USD	(937,786)	9/26/14	71,407
HSBC	MXN	40,878,200	USD	(2,983,157)	9/3/14	152,945
HSBC	MXN	29,567,420	USD	(2,216,448)	9/10/14	50,848
HSBC	MYR	7,260,481	USD	(2,149,702)	8/6/14	104,532
HSBC	MYR	6,310,000	USD	(1,881,616)	8/7/14	77,354
HSBC	MYR	610,000	USD	(182,248)	8/11/14	7,068
HSBC	MYR	249,000	USD	(76,135)	9/26/14	871
HSBC	MYR	517,000	USD	(161,200)	10/22/14	(1,632)
HSBC	MYR	9,578,989	USD	(2,958,304)	10/24/14	(2,282)
HSBC	MYR	261,000	USD	(80,160)	11/20/14	216
HSBC	MYR	2,768,508	USD	(819,279)	2/18/15	27,405
HSBC	MYR	3,290,000	USD	(979,167)	2/23/15	26,617
HSBC	MYR	6,530,157	USD	(1,967,567)	3/11/15	26,312
HSBC	MYR	165,000	USD	(48,970)	3/26/15	1,352
HSBC	MYR	1,750,000	USD	(521,175)	3/31/15	12,341
HSBC	MYR	1,070,000	USD	(321,273)	4/10/15	4,684
HSBC	MYR	4,660,000	USD	(1,411,180)	6/12/15	1,591
HSBC	SGD	484,000	USD	(381,703)	8/7/14	6,463
HSBC	SGD	296,000	USD	(233,512)	8/19/14	3,880
HSBC	SGD	834,400	USD	(657,733)	9/15/14	11,467
HSBC	SGD	837,000	USD	(661,137)	9/19/14	10,150
HSBC	SGD	630,000	USD	(502,793)	12/12/14	2,532
HSBC	SGD	296,000	USD	(234,177)	2/18/15	3,281
HSBC	SGD	1,245,000	USD	(996,478)	5/7/15	2,480
JPMC	CLP	61,100,000	USD	(109,567)	8/20/14	317
JPMC	CLP	66,100,000	USD	(117,178)	8/28/14	1,602
JPMC	CLP	103,600,000	USD	(181,500)	2/24/15	3,631
JPMC	CLP	3,644,767,200	USD	(6,286,790)	3/12/15	236,575
JPMC	CLP	61,600,000	USD	(104,495)	3/20/15	5,843
JPMC	CLP	600,075,000	USD	(1,024,019)	5/11/15	56,370
JPMC	EUR	(696,982)	HUF	211,290,000	9/23/14	(23,447)
JPMC	EUR	(552,315)	HUF	169,141,000	9/25/14	(11,114)
JPMC	EUR	(403,250)	HUF	128,656,760	3/19/15	10,940
JPMC	EUR	(1,350,244)	HUF	429,337,000	3/20/15	30,171
JPMC	EUR	(1,774,000)	USD	2,358,382	7/31/14	(70,974)
JPMC	EUR	(784,000)	USD	1,047,455	8/20/14	(26,250)
JPMC	EUR	(324,000)	USD	433,122	8/21/14	(10,605)
JPMC	EUR	(170,000)	USD	231,840	10/7/14	(1,021)
JPMC	EUR	(270,000)	USD	365,427	10/14/14	(4,422)
JPMC	EUR	(110,916)	USD	147,900	11/12/14	(4,053)
JPMC	EUR	(81,085)	USD	109,755	11/20/14	(1,334)
JPMC	EUR	(395,000)	USD	544,837	12/15/14	3,616
JPMC	EUR	(214,000)	USD	293,483	2/19/15	145
JPMC	EUR	(51,000)	USD	70,677	3/16/15	758
JPMC	EUR	(566,000)	USD	784,504	4/14/15	8,391
JPMC	EUR	(108,077)	USD	149,519	4/22/15	1,313

LVIP Global Income Fund—18

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR	(292,994)	USD	400,529	5/10/15	$ (1,301)
JPMC	INR	998,000	USD	(16,218)	7/22/14	305
JPMC	INR	5,400,000	USD	(88,127)	8/6/14	950
JPMC	JPY	(458,000,000)	USD	4,597,009	7/24/14	75,565
JPMC	JPY	(159,300,000)	USD	1,607,062	7/25/14	34,416
JPMC	JPY	(34,396,000)	USD	353,823	8/20/14	14,197
JPMC	JPY	(22,716,000)	USD	231,085	8/26/14	6,778
JPMC	JPY	(27,309,000)	USD	277,073	8/27/14	7,411
JPMC	JPY	(11,285,000)	USD	116,143	8/29/14	4,709
JPMC	JPY	(24,468,902)	USD	249,035	9/29/14	7,360
JPMC	JPY	(5,819,000)	USD	59,015	9/30/14	1,541
JPMC	JPY	(176,475,000)	USD	1,698,002	10/17/14	(45,307)
JPMC	JPY	(333,310,000)	USD	3,395,579	10/20/14	102,881
JPMC	JPY	(274,457,000)	USD	2,775,377	11/13/14	63,455
JPMC	JPY	(26,934,000)	USD	270,068	11/20/14	3,914
JPMC	JPY	(176,475,000)	USD	1,699,833	1/20/15	(45,122)
JPMC	JPY	(246,545,000)	USD	2,421,785	2/12/15	(16,634)
JPMC	JPY	(163,630,000)	USD	1,601,954	2/13/15	(16,424)
JPMC	JPY	(174,740,000)	USD	1,720,847	2/18/15	(7,510)
JPMC	JPY	(36,600,000)	USD	357,209	2/25/15	(4,831)
JPMC	JPY	(113,300,000)	USD	1,112,668	3/3/15	(8,148)
JPMC	JPY	(73,430,000)	USD	720,163	4/21/15	(6,637)
JPMC	JPY	(87,540,000)	USD	858,719	4/22/15	(7,749)
JPMC	JPY	(271,440,000)	USD	2,656,957	6/2/15	(30,977)
JPMC	JPY	(114,500,000)	USD	1,125,633	6/7/15	(8,265)
JPMC	MYR	14,460,280	USD	(4,500,554)	7/1/14	2,429
JPMC	MYR	9,226,676	USD	(2,880,366)	10/27/14	(33,725)
JPMC	MYR	5,551,000	USD	(1,665,417)	4/2/15	26,635
JPMC	PHP	15,630,000	USD	(356,085)	9/25/14	1,603
JPMC	PHP	2,270,000	USD	(51,645)	12/29/14	204
JPMC	PHP	31,700,000	USD	(719,506)	6/15/15	2,699
JPMC	PHP	22,400,000	USD	(508,987)	6/19/15	1,310
JPMC	SGD	2,444,854	USD	(1,913,720)	7/24/14	47,035
JPMC	SGD	518,000	USD	(413,672)	12/19/14	1,822
JPMC	SGD	2,126,651	USD	(1,700,255)	5/7/15	6,119
MSC	CLP	113,510,000	USD	(213,345)	7/31/14	(8,791)
MSC	CLP	56,740,000	USD	(106,620)	8/20/14	(4,578)
MSC	CLP	509,384,400	USD	(938,525)	11/14/14	(29,968)
MSC	CLP	126,200,000	USD	(228,810)	1/12/15	(4,243)
MSC	CLP	149,750,000	USD	(260,163)	2/12/15	7,121
MSC	CLP	73,630,000	USD	(128,904)	2/23/15	2,658
MSC	CLP	81,300,000	USD	(141,798)	2/25/15	3,497
MSC	CLP	42,500,000	USD	(74,463)	5/25/15	2,161
MSC	CLP	64,400,000	USD	(109,916)	5/27/15	6,031
MSC	EUR	(311,153)	PLN	1,328,000	5/11/15	3,096
MSC	EUR	(788,000)	USD	1,028,033	7/16/14	(51,007)
MSC	EUR	(1,139,000)	USD	1,492,022	7/22/14	(67,694)
MSC	EUR	(196,000)	USD	260,090	8/15/14	(8,331)
MSC	EUR	(196,000)	USD	263,774	11/17/14	(4,749)
MSC	EUR	(267,000)	USD	369,788	3/1/15	3,756
MSC	JPY	(12,000,000)	USD	121,264	8/6/14	2,786
MSC	JPY	(9,000,000)	USD	90,576	11/14/14	1,646
MSC	JPY	(256,633,500)	USD	2,507,448	12/15/14	(29,133)
MSC	JPY	(48,880,000)	USD	484,104	3/19/15	475
MSC	JPY	(328,879,680)	USD	3,235,031	4/16/15	(19,993)

LVIP Global Income Fund—19

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
SCB	EUR	(107,800)	USD	147,269	12/9/14	$(433)
SCB	EUR	(3,328,000)	USD	4,522,785	1/13/15	(37,918)
SCB	EUR	(230,000)	USD	317,913	4/13/15	2,533
SCB	EUR	(3,415,000)	USD	4,697,589	5/13/15	13,962
SCB	JPY	(5,370,800)	USD	54,186	11/17/14	1,115
SCB	JPY	(46,050,000)	USD	440,754	1/14/15	(14,550)
SCB	JPY	(63,360,000)	USD	613,226	1/16/15	(13,239)
SCB	JPY	(31,894,000)	USD	312,142	2/26/15	(3,351)
SCB	JPY	(18,274,000)	USD	180,181	5/13/15	(736)
UBS	EUR	(1,460,000)	USD	1,906,636	7/16/14	(92,600)
UBS	EUR	(1,774,000)	USD	2,361,017	8/1/14	(68,349)

						$(1,576,238)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(84)	U.S. Treasury 5 yr Notes	$(10,025,978)	$(10,034,719)	10/6/14	$(8,741)
(38)	U.S. Treasury 10 yr Notes	(4,743,374)	(4,756,531)	9/22/14	(13,157)

		$(14,769,352)			$(21,898)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	PACTIV	$1,000,000	5.00%	6/20/17	$(15,027)
BCLY	PHH	1,500,000	5.00%	3/20/16	2,749
JPMC	PPL Energy Supply	2,000,000	5.00%	6/20/16	(8,228)

					$(20,506)

	Protection Sold:
BCLY	Republic of Indonesia/Baa	$ 100,000	1.00%	3/20/19	$2,505
CITI	CMBX.NA.AM.2/Baa	700,000	0.50%	3/15/49	302
JPMC	General Electric Capital 5 yr CDS/A	1,500,000	1.00%	3/20/19	18,425
JPMC	PSEG Power/A	500,000	1.00%	6/20/19	2,590

					$23,822

Total					$3,316

LVIP Global Income Fund—20

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC Interest Rate Swap
	$14,880,000	3.018%	0.228%	8/22/23	$(630,814)
	8,500,000	3.848%	0.228%	8/22/43	(866,277)

Total	$23,380,000				$(1,497,091)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

CMBX.NA–Commercial Mortgage Backed Securities Index North America

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

LVIP Global Income Fund—21

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

ZAR–South African Rand

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund—22

LVIP Global Income Fund	LVIP Global Income Fund
Statement of Operations	Statements of Changes in Net Assets
Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Interest	$15,905,791
Dividends	58,691
Foreign tax withheld	(54,986)

15,909,496

EXPENSES:
Management fees	4,355,341
Distribution fees-Service Class	686,742
Accounting and administration expenses	163,671
Custodian fees	76,012
Reports and statements to shareholders	55,879
Professional fees	29,716
Pricing fees	24,156
Trustees’ fees and expenses	13,582
Consulting fees	1,477
Other	7,015

5,413,591
Less management fees waived	(466,883)

Total operating expenses	4,946,708

NET INVESTMENT INCOME	10,962,788

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	561,795
Foreign currencies	(20,207,019)
Foreign currency exchange contracts	(274,161)
Futures contracts	(186,677)
Swap contracts	(346,455)

Net realized loss	(20,452,517)

Net change in unrealized appreciation (depreciation) of:
Investments	58,764,941
Foreign currencies	(444,649)
Foreign currency exchange contracts	(9,449,417)
Futures contracts	(21,898)
Swap contracts	(1,660,606)

Net change in unrealized appreciation (depreciation)	47,188,371

NET REALIZED AND UNREALIZED GAIN	26,735,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,698,642

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,962,788	$16,843,002
Net realized loss	(20,452,517)	(20,328,368)
Net change in unrealized appreciation (depreciation)	47,188,371	(25,319,189)

Net increase (decrease) in net assets resulting from operations	37,698,642	(28,804,555)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,747,620)
Service Class	—	(1,366,229)
Net realized gain:
Standard Class	—	(1,200,856)
Service Class	—	(935,690)

	—	(5,250,395)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	117,823,859	413,848,365
Service Class	66,289,670	100,828,344
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,948,476
Service Class	—	2,301,919

	184,113,529	519,927,104

Cost of shares redeemed:
Standard Class	(94,762,658)	(31,859,720)
Service Class	(26,644,224)	(58,165,671)

	(121,406,882)	(90,025,391)

Increase in net assets derived from capital share transactions	62,706,647	429,901,713

NET INCREASE IN NET ASSETS	100,405,289	395,846,763
NET ASSETS:
Beginning of period	1,313,215,802	917,369,039

End of period	$1,413,621,091	$1,313,215,802

Undistributed (distributions in excess of) net investment income	$3,102,440	$(7,860,348)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–23

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/14[1]		Year Ended			5/4/09[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$11.427	$11.804	$11.193	$11.574	$10.817	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.099	0.187	0.216	0.284	0.322	0.205
Net realized and unrealized gain (loss)	0.225	(0.513)	0.646	(0.151)	0.721	0.789

Total from investment operations	0.324	(0.326)	0.862	0.133	1.043	0.994

Less dividends and distributions from:
Net investment income	—	(0.030)	(0.229)	(0.498)	(0.286)	(0.177)
Net realized gain	—	(0.021)	(0.022)	(0.016)	—	—

Total dividends and distributions	—	(0.051)	(0.251)	(0.514)	(0.286)	(0.177)

Net asset value, end of period	$11.751	$11.427	$11.804	$11.193	$11.574	$10.817

Total return[4]	2.84%	(2.76% )	7.69%	1.09%	9.68%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$827,499	$781,803	$412,853	$135,791	$64,737	$91,671
Ratio of expenses to average net assets	0.64%	0.69%	0.71%	0.73%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.74%	0.76%	0.78%	0.80%	0.84%
Ratio of net investment income to average net assets	1.74%	1.63%	1.84%	2.41%	2.87%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67%	1.58%	1.79%	2.36%	2.82%	2.79%
Portfolio turnover	52%	51%	31%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–24

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/14[1]		Year Ended			5/4/09[2] to
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$11.412	$11.818	$11.207	$11.589	$10.833	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.085	0.158	0.186	0.256	0.299	0.187
Net realized and unrealized gain (loss)	0.224	(0.513)	0.647	(0.152)	0.718	0.801

Total from investment operations	0.309	(0.355)	0.833	0.104	1.017	0.988

Less dividends and distributions from:
Net investment income	—	(0.030)	(0.200)	(0.470)	(0.261)	(0.155)
Net realized gain	—	(0.021)	(0.022)	(0.016)	—	—

Total dividends and distributions	—	(0.051)	(0.222)	(0.486)	(0.261)	(0.155)

Net asset value, end of period	$11.721	$11.412	$11.818	$11.207	$11.589	$10.833

Total return[4]	2.71%	(3.01% )	7.43%	0.83%	9.42%	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$586,122	$531,413	$504,516	$411,157	$245,585	$59,017
Ratio of expenses to average net assets	0.89%	0.94%	0.96%	0.98%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.99%	1.01%	1.03%	1.05%	1.09%
Ratio of net investment income to average net assets	1.49%	1.38%	1.59%	2.16%	2.62%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42%	1.33%	1.54%	2.11%	2.57%	2.54%
Portfolio turnover	52%	51%	31%	42%	44%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–25

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required for the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP Global Income Fund–26

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisors, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive 0.07% of its advisory fee for the Fund. The fee waiver will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to April 30, 2014, LIAC had contractually agreed to waive 0.05% of its advisory fee.

Mondrian Investment Partners Ltd. (Mondrian) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin) (Sub-Advisor) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $28,847 and $7,490, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$665,751
Distribution fees payable to LFD	118,971

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$412,841,951
Purchases of U.S. government securities	406,992,356
Sales other than U.S. government securities	436,800,154
Sales of U.S. government securities	163,190,293

LVIP Global Income Fund–27

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,364,777,739

Aggregate unrealized appreciation	$61,130,378
Aggregate unrealized depreciation	(10,195,355)

Net unrealized appreciation	$50,935,023

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$65,235,403	$—	65,235,403
Corporate Debt	—	91,239,483	346,710	91,586,193
Foreign Debt	—	844,090,932	—	844,090,932
Money Market Fund	108,621,337	—	—	108,621,337
Municipal Bonds	—	826,262	—	826,262
U.S. Treasury Obligations	—	281,418,091	—	281,418,091
Short-Term Investments	—	23,934,544	—	23,934,544

Total	$108,621,337	$1,306,744,715	$346,710	$1,415,712,762

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$(1,576,238)	$—	$(1,576,238)

Futures Contracts	$(21,898)	$—	$—	$(21,898)

Swap Contracts	$—	$(1,493,775)	$—	$(1,493,775)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Global Income Fund–28

LVIP Global Income Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	10,208,196	35,973,579
Service Class	5,754,072	8,750,165
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	260,627
Service Class	—	203,583

	15,962,268	45,187,954

Shares redeemed:
Standard Class	(8,208,519)	(2,791,900)
Service Class	(2,315,975)	(5,076,494)

	(10,524,494)	(7,868,394)

Net increase	5,437,774	37,319,560

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At June 30, 2014, the Fund posted $1,450,000 cash collateral for certain open derivatives.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2014, the Fund posted $125,000 cash collateral for futures contracts.

Swap Contracts–The Fund enters into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

LVIP Global Income Fund–29

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2014, net unrealized appreciation of CDS contracts was $3,316.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2014, the notional value of the protection sold was $2,800,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2014, the net unrealized appreciation of the protection sold was $23,822.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/ depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

LVIP Global Income Fund–30

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$4,459,323	Liabilities net of receivables and other assets	$(6,035,561)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(21,898)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	26,571	Liabilities net of receivables and other assets	(23,255)
Interest rate contracts (Swap contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(1,497,091)

Total		$4,485,894		$(7,577,805)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(274,161)	$(9,449,417)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(186,677)	(21,898)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,234)	(163,515)
Interest rate contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(343,221)	(1,497,091)

Total		$(807,293)	$(11,131,921)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$154,815,323	$558,685,319
Futures contracts (average notional value)	—	8,237,476
Credit default swap contracts (average notional value)*	23,192,960	—
Interest rate swap contracts (average notional value)	724,000	6,258,800

*Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

LVIP Global Income Fund–31

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Credit Default Swaps	$26,571	$—	$26,571
Foreign Currency Exchange Contracts	4,459,323	(3,597,779)	861,544

Total	$4,485,894	$(3,597,779)	$888,115

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Net Amount[1]
Barclays Bank	$5,254	$—	$5,254
Citigroup Global Markets	302	—	302
Deutsche Bank	4,603	—	4,603
Hong Kong Shanghai Bank	469,781	—	469,781
JPMorgan Chase Bank	408,175	—	408,175

Total	$888,115	$—	$888,115

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Credit Default Swaps	$(23,255)	$—	$(23,255)
Foreign Currency Exchange Contracts	(6,035,561)	3,597,779	(2,437,782)
Futures Contracts - Variation Margin[2]	(8,875)	—	(8,875)
Interest Rate Swaps	(1,497,091)	—	(1,497,091)

Total	$(7,564,782)	$3,597,779	$(3,967,003)

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Cash Collateral Pledged	Net Amount[3]
Bank of America Merrill Lynch	$(883)	$—	$(883)
Bank of New York Mellon	(1,679,751)	—	(1,679,751)
Barclays Bank	(211,385)	—	(211,385)
Citigroup Global Markets	(89,428)	89,428	—
Goldman Sachs Capital	(62,536)	—	(62,536)
Hong Kong Shanghai Bank	(8,875)	—	(8,875)
JPMorgan Chase Bank	(1,505,319)	1,190,000	(315,319)
Morgan Stanley Capital	(195,260)	—	(195,260)
Standard Chartered Bank	(52,617)	—	(52,617)
Union Bank of Switzerland	(160,949)	—	(160,949)

Total	$(3,967,003)	$1,279,428	$(2,687,575)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

LVIP Global Income Fund–32

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–33

LVIP Goldman Sachs Income Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Goldman Sachs Income Builder Fund

LVIP Goldman Sachs Income Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,027.20	0.75%	$1.27
Service Class Shares	1,000.00	1,026.80	1.00%	1.69
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the acual since inception).

**

“Expenses Paid During Period “for “Hypothetical “are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2014

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	42.93%
U.S. Markets	35.27%
Aerospace & Defense	0.48%
Banks	1.74%
Beverages	0.52%
Capital Markets	1.65%
Chemicals	0.48%
Commercial Services & Supplies	0.68%
Communications Equipment	1.17%
Consumer Finance	1.70%
Containers & Packaging	0.66%
Diversified Telecommunication Services	1.71%
Electric Utilities	2.22%
Food & Staples Retailing	0.41%
Food Products	0.69%
Health Care Providers & Services	0.58%
Hotels, Restaurants & Leisure	0.38%
Household Products	0.67%
Industrial Conglomerates	2.46%
Insurance	2.36%
Machinery	0.51%
Media	0.53%
Multi-Utilities	0.47%
Oil, Gas & Consumable Fuels	1.53%
Pharmaceuticals	3.34%
Real Estate Investment Trusts	2.43%
Semiconductors & Semiconductor Equipment	0.37%
Software	1.35%
Specialty Retail	1.53%
Technology Hardware, Storage & Peripherals	1.63%
Thrifts & Mortgage Finance	0.60%
Tobacco	0.42%
Developed Markets	7.66%
Auto Components	0.53%
Automobiles	0.46%
Banks	1.03%
Beverages	0.33%
Communications Equipment	0.42%
Diversified Telecommunication Services	0.43%
Insurance	1.44%
Oil, Gas & Consumable Fuels	1.43%
Pharmaceuticals	1.01%
Wireless Telecommunication Services	0.58%
Convertible Preferred Stock	4.19%
Master Limited Partnership	6.68%

Security Type/Sector	Percentage of Net Assets
Corporate Bonds	45.37%
Beverages	0.61%
Capital Markets	1.68%
Chemicals	1.60%
Commercial Banks	0.65%
Commercial Services & Supplies	2.90%
Consumer Finance	1.29%
Containers & Packaging	0.62%
Diversified Financial Services	6.09%
Diversified Telecommunication Services	2.34%
Food & Staples Retailing	1.24%
Food Products	1.30%
Health Care Equipment & Supplies	0.60%
Health Care Providers & Services	4.44%
Hotels, Restaurants & Leisure	2.51%
Household Durables	0.33%
Independent Power Producers & Energy Traders	0.66%
Industrial Conglomerates	1.32%
Internet Software & Services	0.63%
IT Services	1.00%
Media	4.04%
Multiline Retail	0.66%
Oil, Gas & Consumable Fuels	2.95%
Pharmaceuticals	0.33%
Software	0.95%
Specialty Retail	1.29%
Wireless Telecommunication Services	3.34%
Money Market Fund	0.34%
Total Value of Securities	99.51%
Receivables and Other Assets Net of Liabilities	0.49%
Total Net Assets	100.00%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
General Electric	2.46%
JPMorgan Chase	1.35%
Pfizer	1.32%
SCE Trust III	1.29%
Verizon Communications	1.25%
Merck	1.18%
FirstEnergy	1.09%
Ares Capital	1.06%
Capital One Financial	1.00%
Total ADR	1.00%
Total	13.00%

Geography	Percentage of Net Assets
Australia	0.66%
Belgium	0.33%
Bermuda	1.14%
Canada	1.93%
Finland	0.53%
France	1.46%
Germany	0.46%
Luxembourg	1.62%
Spain	0.43%
Sweden	0.43%
Switzerland	3.57%
United Kingdom	2.48%
United States	84.13%
Total	99.17%

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–42.93%
U.S. MARKETS–35.27%
Aerospace & Defense–0.48%
Boeing	311	$39,568

		39,568

Banks–1.74%
JPMorgan Chase	1,921	110,688
M&T Bank	263	32,625

		143,313

Beverages–0.52%
PepsiCo	475	42,437

		42,437

Capital Markets–1.65%
Ameriprise Financial	406	48,720
Ares Capital	4,873	87,032

		135,752

Chemicals–0.48%
Celanese Class A	608	39,082

		39,082

Commercial Services & Supplies–0.68%
Waste Management	1,248	55,823

		55,823

Communications Equipment–1.17%
Cisco Systems	2,256	56,061
QUALCOMM	507	40,154

		96,215

Consumer Finance–1.70%
Capital One Financial	998	82,435
Navient	3,218	56,991

		139,426

Containers & Packaging–0.66%
Packaging Corp of America	755	53,975

		53,975

Diversified Telecommunication Services–1.71%
AT&T	1,791	63,330
Verizon Communications	1,576	77,114

		140,444

Electric Utilities–2.22%
Edison International	712	41,374
FirstEnergy	2,577	89,473
NextEra Energy	499	51,137

		181,984

Food & Staples Retailing–0.41%
Wal-Mart Stores	450	33,781

		33,781

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products–0.69%
ConAgra Foods	1,897	$56,303

		56,303

Health Care Providers & Services–0.58%
Cardinal Health	697	47,786

		47,786

Hotels, Restaurants & Leisure–0.38%
Starwood Hotels & Resorts Worldwide	388	31,358

		31,358

Household Products–0.67%
Procter & Gamble	702	55,170

		55,170

Industrial Conglomerates–2.46%
General Electric	7,676	201,725

		201,725

Insurance–2.36%
Everest Re Group	228	36,592
Gallagher (Arthur J)	1,033	48,138
MetLife	963	53,504
Prudential Financial	631	56,014

		194,248

Machinery–0.51%
Caterpillar	385	41,838

		41,838

Media–0.53%
Viacom Class B	507	43,972

		43,972

Multi-Utilities–0.47%
PG&E	803	38,560

		38,560

Oil, Gas & Consumable Fuels–1.53%
Chesapeake Energy	800	24,864
Devon Energy	837	66,458
Exxon Mobil	339	34,130

		125,452

Pharmaceuticals–3.34%
Lilly (Eli)	1,099	68,325
Merck	1,679	97,130
Pfizer	3,660	108,629

		274,084

Real Estate Investment Trusts–2.43%
AvalonBay Communities	296	42,088
Simon Property Group	67	11,141
Starwood Property Trust	3,147	74,804

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Two Harbors Investment	6,825	$71,526

		199,559

Semiconductors & Semiconductor Equipment–0.37%
Altera	878	30,519

		30,519

Software–1.35%
Microsoft	1,854	77,312
Oracle	836	33,883

		111,195

Specialty Retail–1.53%
Gap	1,511	62,812
L Brands	1,071	62,825

		125,637

Technology Hardware, Storage & Peripherals–1.63%
Apple	462	42,934
EMC	1,358	35,770
Hewlett-Packard	1,643	55,336

		134,040

Thrifts & Mortgage Finance–0.60%
New York Community Bancorp	3,091	49,394

		49,394

Tobacco–0.42%
Altria Group	823	34,517

		34,517

Total U.S. Markets (Cost $2,821,103)		2,897,157

§DEVELOPED MARKETS–7.66%
Auto Components–0.53%
Nokian Renkaat ADR	2,239	43,684

		43,684

Automobiles–0.46%
Bayerische Motoren Werke ADR	898	37,959

		37,959

Banks–1.03%
Australia & New Zealand Banking Group ADR	1,723	54,188
HSBC Holdings ADR	595	30,226

		84,414

Beverages–0.33%
Anheuser-Busch InBev ADR	235	27,011

		27,011

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Communications Equipment–0.42%
Telefonaktiebolaget LM Ericsson ADR	2,895	$34,972

		34,972

Diversified Telecommunication Services–0.43%
Telefonica ADR	2,050	35,178

		35,178

Insurance–1.44%
Direct Line Insurance Group ADR	2,848	53,286
Validus Holdings	986	37,705
†Zurich Insurance Group ADR	899	27,098

		118,089

Oil, Gas & Consumable Fuels–1.43%
BP ADR	671	35,395
Total ADR	1,133	81,802

		117,197

Pharmaceuticals–1.01%
Novartis ADR	494	44,722
Sanofi ADR	720	38,282

		83,004

Wireless Telecommunication Services–0.58%
Vodafone Group ADR	1,433	47,848

		47,848

Total Developed Markets (Cost $624,122)		629,356

Total Common Stock (Cost $3,445,225)		3,526,513

CONVERTIBLE PREFERRED STOCK–4.19%
Capital One Financial 6.00% exercise price $25.00, expiration date 12/31/49	1,000	24,140
Public Storage 5.75% exercise price $25.00, expiration date 12/31/49	1,530	37,164
•SCE Trust III 5.75% exercise price $25.00, expiration date 12/31/49	4,000	105,600
Taubman Centers 6.50% exercise price $25.00, expiration date 12/31/49	1,508	37,474
Verizon Communications 5.90% exercise price $25.00, expiration date 2/15/54	4,000	103,040

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Vornado Realty Trust 6.625% exercise price $25.00, expiration date 12/31/49	1,472	$37,227

Total Convertible Preferred Stock (Cost $340,415)		344,645

MASTER LIMITED PARTNERSHIP–6.68%
AllianceBernstein Holding	2,605	67,417
Buckeye Partners	516	42,859
DCP Midstream Partners	939	53,523
Energy Transfer Partners	1,053	61,042
Enterprise Products Partners	494	38,675
ONEOK Partners	447	26,194
Plains All American Pipeline	700	42,035
Regency Energy Partners	1,385	44,611
Rose Rock Midstream	215	11,748
Seadrill Partners	1,111	36,841
Spectra Energy Partners	555	29,609
Targa Resources Partners	870	62,570
TC Pipelines	239	12,347
Teekay LNG Partners	413	19,056

Total Master Limited Partnership (Cost $507,203)		548,527

	Principal Amount°
CORPORATE BONDS–45.37%
Beverages–0.61%
#Cott Beverages 144A 5.375% 7/1/22	50,000	50,187

		50,187

Capital Markets–1.68%
Bank of America 7.75% 5/14/38	100,000	137,808

		137,808

Chemicals–1.60%
Ashland 6.875% 5/15/43	50,000	54,125
Hexion US Finance 8.875% 2/1/18	25,000	26,063
#Rayonier AM Products 144A 5.50% 6/1/24	50,000	51,000

		131,188

Commercial Banks–0.65%
•M&T Bank 6.45% 12/29/49	50,000	53,563

		53,563

Commercial Services & Supplies–2.90%
#Ahern Rentals 144A 9.50% 6/15/18	25,000	27,687
#Ceridian 144A 8.125% 11/15/17	50,000	50,625

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Envision Healthcare 144A 5.125% 7/1/22	50,000	$50,563
HD Supply 7.50% 7/15/20	50,000	54,875
Spectrum Brands 6.625% 11/15/22	50,000	54,375

		238,125

Consumer Finance–1.29%
•Wells Fargo 5.90% 12/29/49	100,000	106,325

		106,325

Containers & Packaging–0.62%
#Sealed Air 144A 5.25% 4/1/23	50,000	51,000

		51,000

Diversified Financial Services–6.09%
•Citigroup 5.90% 12/29/49	150,000	152,158
#•Credit Suisse Group 144A 7.50% 12/11/49	200,000	221,880
•General Electric Capital 5.25% 6/29/49	100,000	101,375
Nationstar Mortgage 6.50% 7/1/21	25,000	25,187

		500,600

Diversified Telecommunication Services–2.34%
Frontier Communications 8.50% 4/15/20	50,000	59,250
Intelsat Luxembourg 7.75% 6/1/21	125,000	132,813

		192,063

Food & Staples Retailing–1.24%
~BI-LO PIK 8.625% 9/15/18	50,000	50,875
Ingles Markets 5.75% 6/15/23	50,000	50,875

		101,750

Food Products–1.30%
#Post Holdings 144A 6.75% 12/1/21	100,000	106,500

		106,500

Health Care Equipment & Supplies–0.60%
#Crimson Merger Sub 144A 6.625% 5/15/22	50,000	49,687

		49,687

Health Care Providers & Services–4.44%
#Community Health Systems 144A 6.875% 2/1/22	150,000	159,750
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	25,000	27,750
HCA 4.75% 5/1/23	125,000	125,156

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
#MPH Acquisition Holdings 144A 6.625% 4/1/22	50,000	$52,500

		365,156

Hotels, Restaurants & Leisure–2.51%
Caesars Entertainment Operating 9.00% 2/15/20	50,000	42,063
MGM Resorts International 6.625% 12/15/21	125,000	139,219
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,187

		206,469

Household Durables–0.33%
Toll Brothers Finance 5.875% 2/15/22	25,000	27,313

		27,313

Independent Power Producers & Energy Traders–0.66%
#Calpine 144A 6.00% 1/15/22	50,000	54,125

		54,125

Industrial Conglomerates–1.32%
ADS Waste Holdings 8.25% 10/1/20	100,000	108,250

		108,250

Internet Software & Services–0.63%
Equinix 5.375% 4/1/23	50,000	51,375

		51,375

IT Services–1.00%
#First Data 144A 8.25% 1/15/21	75,000	82,500

		82,500

Media–4.04%
#Cequel Communications Holdings I 144A 5.125% 12/15/21	50,000	50,063
Clear Channel Communications 9.00% 3/1/21	25,000	26,844
#GLP Capital 144A 5.375% 11/1/23	25,000	26,063
Lamar Media 5.00% 5/1/23	50,000	50,563
#Nielsen Finance 144A 5.00% 4/15/22	50,000	50,625
#Videotron 144A 5.375% 6/15/24	75,000	77,063
#WMG Acquisition 144A 5.625% 4/15/22	50,000	50,437

		331,658

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail–0.66%
#Neiman Marcus Group 144A 8.00% 10/15/21	50,000	$54,125

		54,125

Oil, Gas & Consumable Fuels–2.95%
Chaparral Energy 8.25% 9/1/21	50,000	55,125
Halcon Resources 8.875% 5/15/21	50,000	54,000
#Kinder Morgan 144A 5.625% 11/15/23	50,000	51,625
MEG Energy
#144A 6.375% 1/30/23	25,000	26,687
#144A 7.00% 3/31/24	50,000	55,250

		242,687

Pharmaceuticals–0.33%
#@Valeant Pharmaceuticals International 144A 6.75% 8/15/21	25,000	26,719

		26,719

Software–0.95%
#BMC Software Finance 144A 8.125% 7/15/21	25,000	25,844
#Nuance Communications 144A 5.375% 8/15/20	50,000	52,000

		77,844

Specialty Retail–1.29%
Best Buy 5.50% 3/15/21	50,000	51,500
L Brands 5.625% 2/15/22	50,000	54,375

		105,875

Wireless Telecommunication Services–3.34%
Crown Castle International 5.25% 1/15/23	50,000	52,375
#Sprint 144A 7.875% 9/15/23	150,000	167,250
T-Mobile USA 6.625% 4/1/23	50,000	54,500

		274,125

Total Corporate Bonds (Cost $3,676,276)		3,727,017

	Number of Shares
MONEY MARKET FUND–0.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	27,663	27,663

Total Money Market Fund (Cost $27,663)		27,663

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.51% (Cost $7,996,782)	$8,174,365
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	40,497

NET ASSETS APPLICABLE TO 800,000 SHARES OUTSTANDING–100.00%	$8,214,862

NET ASSET VALUE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($821,795 / 80,000 Shares)	$10.272
NET ASSET VALUE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($7,393,067 / 720,000 Shares)	$10.268

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$7,999,989
Undistributed net investment income	52,680
Accumulated net realized loss on investments	(22,528)
Net unrealized appreciation of investments and derivatives	184,721

Total net assets	$8,214,862

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $1,774,692, which represented 21.60% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«	Includes $38,400 cash pledged as collateral for futures contracts, $3,250 cash overdraft and $60,167 payable for securities purchased as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $26,719, which represents 0.33% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	U.S. Treasury 5 yr Notes	$(2,153,917)	$(2,150,297)	10/6/14	$3,620
(10)	U.S. Treasury 10 yr Notes	(1,254,569)	(1,251,718)	9/22/14	2,851
(3)	U.S. Treasury Long Bond	(411,909)	(411,562)	9/22/14	347
(1)	U.S. Ultra Bond	(150,258)	(149,938)	9/22/14	320

		$(3,970,653)			$7,138

The use of futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

PIK–Pay-in-kind

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund	LVIP Goldman Sachs Income Builder Fund
Statement of Operations	Statements of Changes in Net Assets
May 1, 2014* to June 30, 2014 (unaudited)

INVESTMENTINCOME:
Dividends	$35,712
Interest	30,939
Foreign tax withheld	(777)

65,874

EXPENSES:
Professional fees	10,272
Pricing fees	10,000
Management fees	8,796
Distribution fees-Service Class	3,045
Custodian fees	2,089
Reports and statements to shareholders	599
Accounting and administration expenses	282
Trustees’ fees and expenses	7
Other	3

35,093
Less expenses reimbursed	(21,899)

Total operating expenses	13,194

NET INVESTMENT INCOME	52,680

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,927
Foreign currencies	(1)
Futures contracts	(25,454)

Net realized loss	(22,528)

Net unrealized appreciation of:
Investments	177,583
Futures contracts	7,138

Net unrealized appreciation	184,721

NET REALIZED AND UNREALIZED GAIN	162,193

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,873

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$52,680
Net realized loss	(22,528)
Net unrealized appreciation	184,721

Net increase in net assets resulting from operations	214,873

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	802,551
Service Class	7,200,000

8,002,551

Cost of shares redeemed:
Standard Class	(2,562)

(2,562)

Increase in net assets derived from capital share transactions	7,999,989
NET INCREASE IN NET ASSETS	8,214,862
NET ASSETS:
Beginning of period	—

End of period	$8,214,862

Undistributed net investment income	$52,680

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through the period were as follows:

	LVIP Goldman Sachs Income Builder Fund
	Standard Class 5/1/14[1] to 6/30/14 (unaudited)	Service Class 5/1/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.070	0.065
Net realized and unrealized gain	0.202	0.203

Total from investment operations	0.272	0.268

Net asset value, end of period	$10.272	$10.268

Total return[3]	2.72%	2.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$822	$7,393
Ratio of expenses to average net assets	0.75%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	2.37%	2.62%
Ratio of net investment income to average net assets	4.12%	3.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.50%	2.25%
Portfolio turnover	3%	3%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a balance of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Goldman Sachs Asset Management, L.P. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period ended May 1, 2014* through June 30, 2014, fees for these administrative and legal services amounted to $22 and $6, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$10,799
Management fees payable to LIAC	4,373
Distribution fees payable to LFD	1,513

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100.00% of the Standard Class shares and Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,160,808
Sales	191,927

LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$7,996,782

Aggregate unrealized appreciation	$212,363
Aggregate unrealized depreciation	(34,780)

Net unrealized appreciation	$177,583

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$3,417,772	$108,741	$3,526,513
Convertible Preferred Stock	344,645	—	344,645
Master Limited Partnership	548,527	—	548,527
Corporate Debt	—	3,727,017	3,727,017
Money Market Fund	27,663	—	27,663

Total	$4,338,607	$3,835,758	$8,174,365

Futures Contracts	$7,138	$—	$7,138

There were no Level 3 investments at the end of the period.

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	80,250
Service Class	720,000

800,250

Shares redeemed:
Standard Class	(250)

(250)

Net increase	800,000

*	Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Interest rate contracts (Futures contracts)	Receivables and other assets net of liabilities	$7,138	Receivables and other assets net of liabilities	$—

LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the period ended May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation of futures contracts	$(25,454)	$7,138

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$—	$1,069,155

* Date of commencement of operations.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund

Other Fund Information (unaudited)

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP Goldman Sachs Income Builder Fund (the “Fund”), including (i) the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and (ii) an investment sub-advisory agreement between LIAC and Goldman Sachs Asset Management, L.P. (“GSAM”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“LNL”) and the proposed subadviser prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC, LNL and the proposed subadviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information concerning the investment performance of the subadviser (and the underlying funds, where applicable), advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement and the sub-advisory agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and sub-advisory agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the sub-advisory agreement for the Fund.

In considering the approval of the Advisory Agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

With respect to the Fund, the Board also considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the proposed subadviser, including the assessment of its compliance programs required under Rule 38a-1 under the Investment Company Act of 1940, as amended, and its code of ethics.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.75% for the standard class and 1.00% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund

Other Fund Information (continued)

AdvisoryAgreement (continued)

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement with GSAM on behalf of the LVIP Goldman Sachs Income Builder Fund, the Board considered the nature, extent and quality of services to be provided by GSAM under the sub-advisory agreement. The Board reviewed the services to be provided by GSAM, the background of the investment professionals at GSAM and the reputation, resources and investment approach of GSAM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by GSAM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to GSAM, the Independent Trustees considered that the rate of the proposed sub-advisory fee, which includes breakpoints, was negotiated between LIAC and GSAM, an unaffiliated third party, and that LIAC would compensate GSAM from its fee and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and GSAM, an unaffiliated third party, and that LIAC would compensate GSAM from its fees. The Board reviewed materials provided by GSAM as to any additional benefits it may receive and noted that GSAM stated that it would benefit by establishing a track record for it US Income Builder Strategy. With respect to soft dollars, GSAM noted that because fixed-income accounts typically trade on a principal basis, they do not utilize soft dollars.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund–17

LVIP Invesco Diversified Equity-Income RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Invesco Diversified Equity-Income RPM Fund

LVIP Invesco Diversified Equity-Income RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,037.20	0.07%	$0.12
Service Class Shares	1,000.00	1,036.60	0.42%	0.71
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.45	0.07%	$0.35
Service Class Shares	1,000.00	1,022.71	0.42%	2.11

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period “for“ Hypothetical “are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP Invesco Diversified Equity-Income RPM Fund–1

LVIP Invesco Diversified Equity-Income RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	96.18%
Equity Funds	88.11%
Money Market Fund	8.07%
Total Value of Securities	96.18%
Receivables and Other Assets Net of Liabilities	3.82%
Total Net Assets	100.00%

LVIP Invesco Diversified Equity-Income RPM Fund–2

LVIP Invesco Diversified Equity-Income RPM Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–96.18%
Equity Funds–88.11%
†*Invesco V.I. Core Equity Fund	25,849	$1,077,641
†*Invesco V.I. Diversified Dividend Fund	47,370	1,071,990
**Invesco V.I. Equity and Income Fund	72,697	1,433,584

		3,583,215

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–8.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	327,992	$327,992

		327,992

Total Investment Companies (Cost $3,857,263)		3,911,207

TOTAL VALUE OF SECURITIES–96.18% (Cost $3,857,263)	3,911,207
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.82%	155,345

NET ASSETS APPLICABLE TO 392,268 SHARES OUTSTANDING–100.00%	$4,066,552

†	Non-income producing for the period.

*	Series I Shares.

**	Series II Shares.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3 E-mini S&P 500 Index	$289,492	$292,860	9/22/14	$3,368

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income RPM Fund–3

LVIP Invesco Diversified Equity-Income RPM Fund

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:
Investments in investment companies, at value	$3,911,207
Receivables for fund shares sold	252,869
Cash collateral	12,975
Expense reimbursement receivable from LIAC	4,973
Variation margin receivable on futures contracts	60
Cash	2

TOTAL ASSETS	4,182,086

LIABILITIES:
Payable for investment companies	70,291
Payables for fund shares redeemed	37,681
Accrued expenses payable	6,874
Due to manager and affiliates	688

TOTAL LIABILITIES	115,534

TOTAL NET ASSETS	$4,066,552

Investments in investment companies, at cost	$3,857,263

Standard Class:
Net Assets	$289,992
Shares Outstanding	27,959
Net Asset Value	$10.372

Service Class:
Net Assets	$3,776,560
Shares Outstanding	364,309
Net Asset Value	$10.366

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$4,007,729
Accumulated net investment loss	(1,109)
Accumulated net realized gain on investments	2,620
Net unrealized appreciation of investments and derivatives	57,312

Total net assets	$4,066,552

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income RPM Fund–4

LVIP Invesco Diversified Equity-Income RPM Fund	LVIP Invesco Diversified Equity-Income RPM Fund
Statement of Operations	Statements of Changes in Net Assets
May 1, 2014* to June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$3

EXPENSES:
Accounting and administration expenses	5,054
Professional fees	4,660
Management fees	1,691
Distribution fees-Service Class	915
Reports and statements to shareholders	546
Custodian fees	48
Other	1

12,915
Less management fees waived	(1,635)
Less expenses reimbursed	(10,168)

Total operating expenses	1,112

NET INVESTMENT LOSS	(1,109)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on futures contracts	2,620

Net unrealized appreciation of:
Investments in unaffiliated investment companies	53,944
Futures contracts	3,368

Net unrealized appreciation	57,312

NET REALIZED AND UNREALIZED GAIN	59,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,823

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,109)
Net realized gain	2,620
Net unrealized appreciation	57,312

Net increase in net assets resulting from operations	58,823

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	286,852
Service Class	3,827,840

4,114,692

Cost of shares redeemed:
Standard Class	(21)
Service Class	(106,942)

(106,963)

Increase in net assets derived from capital share transactions	4,007,729

NET INCREASE IN NET ASSETS	4,066,552
NET ASSETS:
Beginning of period	—

End of period	$4,066,552

Accumulated net investment loss	$(1,109)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income RPM Fund–5

LVIP Invesco Diversified Equity-Income RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP Invesco Diversified Equity-Income RPM Fund

	Standard Class 5/1/14[1] to 6/30/14 (unaudited)		Service Class 5/1/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.001)		(0.007)
Net realized and unrealized gain	0.373		0.373

Total from investment operations	0.372		0.366

Net asset value, end of period	$10.372		$10.366

Total return[3]	3.72%		3.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$290		$3,777
Ratio of expenses to average net assets[4]	0.07%		0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	4.14%		4.49%
Ratio of net investment loss to average net assets	(0.07%	)	(0.42%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.14%	)	(4.49%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income RPM Fund–6

LVIP Invesco Diversified Equity-Income RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Invesco Diversified Equity-Income RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies (mutual fund), primarily the Invesco Funds (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Invesco Funds invest in stocks and bonds. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.58% of the average daily net asset of the

LVIP Invesco Diversified Equity-Income RPM Fund–7

LVIP Invesco Diversified Equity-Income RPM Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.07% of the average daily net assets for the Standard Class and 0.42% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $0 and $0, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18 for the period May 1, 2014* through June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,973
Management fees payable to LIAC	39
Distribution fees payable to LFD	636
Trading operation fees payable to Lincoln Life	13

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 35.77% of the Standard Class shares and 24.70% of the Service Class shares of the Fund.

*	Date of commencement of operations.

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,529,291
Sales	20

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,857,263

Aggregate unrealized appreciation	$53,944
Aggregate unrealized depreciation	—

Net unrealized depreciation	$53,944

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Invesco Diversified Equity-Income RPM Fund–8

LVIP Invesco Diversified Equity-Income RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Unaffiliated Investment Companies	$3,911,207

Futures Contracts	$3,368

There were no Level 3 investments at the end of the period.

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	27,961
Service Class	374,656

402,617
Shares redeemed:
Standard Class	(2)
Service Class	(10,347)

(10,349)

Net increase	392,268

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary

LVIP Invesco Diversified Equity-Income RPM Fund–9

LVIP Invesco Diversified Equity-Income RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts**	$3,368	Variation margin receivable on futures contracts**	$—

The effect of derivative instruments on the Statement of Operations for the period May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation of futures contracts	$2,620	$3,368

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$49,292	$—

* Date of commencement of operations.

**Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Fund’s Statement of Assets and Liabilities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Diversified Equity-Income RPM Fund–10

LVIP Invesco Diversified Equity-Income RPM Fund

Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP Invesco Diversified Equity-Income RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into underlying funds advised by Invesco Advisers, Inc. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying funds and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

LVIP Invesco Diversified Equity-Income RPM Fund–11

LVIP Invesco Diversified Equity-Income RPM Fund

Other Fund Information (continued)

Advisory Agreement (continued)

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level above the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive 0.58% of the 0.60% advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.07% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Diversified Equity-Income RPM Fund–12

LVIP Invesco V.I. Comstock RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Invesco V.I. Comstock RPM Fund

LVIP Invesco V.I. Comstock RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 2, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 2, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual*
Standard Class Shares	$1,000.00	$1,055.00	0.00%	$—
Service Class Shares	1,000.00	1,053.20	0.35%	1.78
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*

The Fund commenced operations on January 2, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual period since inception).

**“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP Invesco V.I. Comstock RPM Fund–1

LVIP Invesco V.I. Comstock RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	98.01%
Equity Fund	91.29%
Money Market Fund	6.72%
Total Value of Securities	98.01%
Receivables and Other Assets Net of Liabilities	1.99%
Total Net Assets	100.00%

LVIP Invesco V.I. Comstock RPM Fund–2

LVIP Invesco V.I. Comstock RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.01%
Equity Fund–91.29%
*Invesco V.I. Comstock Fund	1,654,262	$31,298,640

		31,298,640

Money Market Fund–6.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,303,949	2,303,949

		2,303,949

Total Investment Companies (Cost $32,017,635)		33,602,589

TOTAL VALUE OF SECURITIES–98.01% (Cost $32,017,635)	$33,602,589
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.99%	681,731

NET ASSETS APPLICABLE TO 3,255,270 SHARES OUTSTANDING–100.00%	$34,284,320

NET ASSET VALUE–LVIP INVESCO V.I. COMSTOCK RPM FUND STANDARD CLASS ($105,499 / 10,000 Shares)	$10.550
NET ASSET VALUE–LVIP INVESCO V.I. COMSTOCK RPM FUND SERVICE CLASS ($34,178,821 / 3,245,270 Shares)	$10.532

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$32,840,443
Accumulated net investment loss	(26,323)
Accumulated net realized loss on investments	(180,665)
Net unrealized appreciation of investments and derivatives	1,650,865

Total net assets	$34,284,320

*	Series I Shares.

«

Of this amount $148,385 represents payable for securities purchased, $3,150 represents payable for fund shares redeemed and $211,925 represents cash pledged as collateral for futures contracts as of June 30, 2014.

The following futures contract was outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
49	E-mini S&P 500 Index	$4,717,469	$4,783,380	9/22/14	$65,911

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock RPM Fund–3

LVIP Invesco V.I. Comstock RPM Fund

Statement of Operations

January 2, 2014* to June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$59
EXPENSES:
Management fees	49,319
Distribution fees-Service Class	26,382
Accounting and administration expenses	16,822
Professional fees	9,414
Reports and statements to shareholders	1,310
Custodian fees	529
Pricing fees	45
Trustees’ fees and expenses	32
Other	9

103,862
Less management fees waived	(49,319)
Less expenses reimbursed	(28,161)

Total operating expenses	26,382

NET INVESTMENT LOSS	(26,323)

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Sale of investments in investment companies	(1,118)
Foreign currencies	(171)
Futures contracts	(179,376)

Net realized loss	(180,665)

Net unrealized appreciation of:
Investments in investment companies	1,584,954
Futures contracts	65,911

Net unrealized appreciation	1,650,865

NET REALIZED AND UNREALIZED GAIN	1,470,200

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,443,877

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock RPM Fund

Statement of Changes in Net Assets

1/2/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(26,323)
Net realized loss	(180,665)
Net unrealized appreciation	1,650,865

Net increase in net assets resulting from operations	1,443,877

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000
Service Class	34,757,437

34,857,437

Cost of shares redeemed:
Service Class	(2,016,994)

(2,016,994)

Increase in net assets derived from capital share transactions	32,840,443

NET INCREASE IN NET ASSETS	34,284,320
NET ASSETS:
Beginning of period	—

End of period	$34,284,320

Accumulated net investment loss	$(26,323)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock RPM Fund–4

LVIP Invesco V.I. Comstock RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Invesco V.I. Comstock RPM Fund
	Standard Class 1/2/14[1] to 6/30/14 (unaudited)		Service Class 1/2/14[1] to 6/30/14 (unaudited)
Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	—		(0.017)
Net realized and unrealized gain	0.550		0.549

Total from investment operations	0.550		0.532

Net asset value, end of period	$10.550		$10.532

Total return[3]	5.50%		5.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105		$34,179
Ratio of expenses to average net assets[4]	0.00%		0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.01%		1.36%
Ratio of net investment loss to average net assets	0.00%		(0.35%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.01%	)	(1.36%	)
Portfolio turnover	3%		3%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco V.I. Comstock RPM Fund–5

LVIP Invesco V.I. Comstock RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Invesco V.I. Comstock RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies (mutual funds), primarily the Invesco V.I. Comstock Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Invesco V.I. Comstock RPM Fund, which is advised by an unaffiliated advisor, invests at least 80% of its assets in common stocks and in derivatives and other instruments that have economic characteristics of such securities. The Invesco V.I. Comstock RPM Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period January 2, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Invesco V.I. Comstock RPM Fund–6

LVIP Invesco V.I. Comstock RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period January 2, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period January 2, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $222 and $56, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $562 for the period January 2, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,467
Distribution fees payable to LFD	8,860
Trading operation fees payable to Lincoln Life	176

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period January 2, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$30,245,683
Sales	530,880

LVIP Invesco V.I. Comstock RPM Fund–7

LVIP Invesco V.I. Comstock RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$32,018,753

Aggregate unrealized appreciation	$1,584,954
Aggregate unrealized depreciation	(1,118)

Net unrealized appreciation	$1,583,836

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$33,602,589

Futures Contracts	$65,911

There were no Level 3 investments at the end of the period.

During the period January 2, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

1/2/14* to 6/30/14
Shares sold:
Standard Class	10,000
Service Class	3,445,801

3,455,801

Shares redeemed:
Service Class	(200,531)

(200,531)

Net increase	3,255,270

* Date of commencement of operations.

LVIP Invesco V.I. Comstock RPM Fund–8

LVIP Invesco V.I. Comstock RPM Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and Other Assets net of Liabilities	$65,911	Receivables and Other Assets net of Liabilities	$—

The effect of derivative instruments on the Statement of Operations for the period January 2, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation of futures contracts	$(179,376)	$65,911

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period January 2, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period January 2, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,513,061	$569,302

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco V.I. Comstock RPM Fund–9

LVIP Invesco V.I. Comstock RPM Fund

Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP Invesco V.I. Comstock RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the Invesco V.I. Comstock Fund. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive the

LVIP Invesco V.I. Comstock RPM Fund–10

LVIP Invesco V.I. Comstock RPM Fund

Other Fund Information (continued)

Advisory Agreement (continued)

full investment advisory fee of 0.65% for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.00% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco V.I. Comstock RPM Fund–11

LVIP JPMorgan Mid Cap Value RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP JPMorgan Mid Cap Value RPM Fund

LVIP JPMorgan Mid Cap Value RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,056.20	0.82%	$4.18
Service Class Shares	1,000.00	1,054.90	1.07%	5.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.73	0.82%	$4.11
Service Class Shares	1,000.00	1,019.49	1.07%	5.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	89.10%
Banks	5.27%
Beverages	1.50%
Building Products	0.62%
Capital Markets	4.55%
Chemicals	4.13%
Communications Equipment	0.60%
Consumer Finance	0.71%
Containers & Packaging	3.03%
Electric Utilities	2.59%
Electrical Equipment	2.60%
Electronic Equipment, Instruments & Components	2.63%
Food & Staples Retailing	1.79%
Food Products	0.68%
Gas Utilities	1.53%
Health Care Equipment & Supplies	0.82%
Health Care Providers & Services	4.45%
Hotels, Restaurants & Leisure	1.08%
Household Durables	1.97%
Household Products	0.80%
Industrial Conglomerates	1.19%
Insurance	8.32%
Internet & Catalog Retail	1.36%
IT Services	1.47%
Machinery	2.63%
Media	2.61%
Multiline Retail	2.29%
Multi-Utilities	4.31%
Oil, Gas & Consumable Fuels	4.35%
Professional Services	1.07%
Real Estate Investment Trusts	6.44%
Real Estate Management & Development	0.48%
Semiconductors & Semiconductor Equipment	3.19%
Software	0.97%
Specialty Retail	4.94%
Textiles, Apparel & Luxury Goods	0.93%
Thrifts & Mortgage Finance	0.28%
Trading Companies & Distributors	0.92%
Money Market Fund	10.34%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Marsh & McLennan	1.70%
Loews	1.51%
Gap	1.45%
Kohl’s	1.43%
Ameriprise Financial	1.39%
Fifth Third Bancorp	1.37%
Expedia	1.36%
Ball	1.35%
Amphenol Class A	1.35%
Cigna	1.35%
Total	14.26%

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–89.10%
Banks–5.27%
City National	24,315	$1,842,104
Fifth Third Bancorp	199,618	4,261,844
First Republic Bank	30,685	1,687,368
Huntington Bancshares	128,823	1,228,971
M&T Bank	25,601	3,175,804
SunTrust Banks	82,440	3,302,546
Zions Bancorp	29,583	871,811

		16,370,448

Beverages–1.50%
Brown-Forman Class B	2,179	205,196
†Constellation Brands Class A	11,923	1,050,774
Dr Pepper Snapple Group	57,883	3,390,786

		4,646,756

Building Products–0.62%
Fortune Brands Home & Security	47,893	1,912,368

		1,912,368

Capital Markets–4.55%
Ameriprise Financial	36,054	4,326,480
Invesco.	73,601	2,778,438
Legg Mason	27,757	1,424,212
Northern Trust	39,006	2,504,575
T. Rowe Price Group	36,818	3,107,807

		14,141,512

Chemicals–4.13%
Airgas	34,034	3,706,643
Albemarle	49,697	3,553,336
†Rayonier Advanced Materials	16,856	653,157
Sherwin-Williams	9,240	1,911,848
Sigma-Aldrich	29,640	3,007,867

		12,832,851

Communications Equipment–0.60%
†CommScope Holding	80,112	1,852,991

		1,852,991

Consumer Finance–0.71%
†Ally Financial	92,921	2,221,741

		2,221,741

Containers & Packaging–3.03%
Ball	67,035	4,201,754
Rock-Tenn Class A	24,821	2,620,849
Silgan Holdings	50,933	2,588,415

		9,411,018

Electric Utilities–2.59%
Edison International	42,308	2,458,518
Westar Energy	78,699	3,005,515
Xcel Energy	79,954	2,576,917

		8,040,950

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–2.60%
AMETEK	51,429	$2,688,708
Hubbell Class B	19,694	2,425,316
Regal-Beloit	37,522	2,947,728

		8,061,752

Electronic Equipment, Instruments & Components–2.63%
Amphenol Class A	43,373	4,178,555
†Arrow Electronics	66,100	3,993,101

		8,171,656

Food & Staples Retailing–1.79%
Kroger	74,449	3,680,014
†Rite Aid	261,704	1,876,418

		5,556,432

Food Products–0.68%
Hershey	21,816	2,124,224

		2,124,224

Gas Utilities–1.53%
National Fuel Gas	25,250	1,977,075
Questar	111,841	2,773,657

		4,750,732

Health Care Equipment & Supplies–0.82%
†CareFusion	57,228	2,538,062

		2,538,062

Health Care Providers & Services–4.45%
AmerisourceBergen	39,360	2,859,898
†Brookdale Senior Living	50,924	1,697,806
Cigna	45,414	4,176,726
†Henry Schein	14,883	1,766,166
Humana	26,102	3,333,747

		13,834,343

Hotels, Restaurants & Leisure–1.08%
Marriott International Class A	35,136	2,252,218
Starwood Hotels & Resorts Worldwide	13,500	1,091,070

		3,343,288

Household Durables–1.97%
†Jarden	49,753	2,952,841
†Mohawk Industries	22,838	3,159,409

		6,112,250

Household Products–0.80%
Energizer Holdings	20,293	2,476,355

		2,476,355

Industrial Conglomerates–1.19%
Carlisle	42,629	3,692,524

		3,692,524

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–8.32%
†Alleghany	4,269	$1,870,334
Berkley (W.R.)	52,103	2,412,890
Chubb	26,382	2,431,629
Hartford Financial Services Group	75,247	2,694,595
Loews	106,255	4,676,283
Marsh & McLennan	102,152	5,293,517
Old Republic International	81,998	1,356,247
Unum Group	70,115	2,437,197
XL Group	81,504	2,667,626

		25,840,318

Internet & Catalog Retail–1.36%
Expedia	53,524	4,215,550

		4,215,550

IT Services–1.47%
Jack Henry & Associates	66,405	3,946,449
†Sabre	31,071	622,974

		4,569,423

Machinery–2.63%
IDEX	42,788	3,454,703
†Rexnord	50,943	1,434,045
Snap-on	27,657	3,277,908

		8,166,656

Media–2.61%
CBS Class B	15,464	960,933
Clear Channel Outdoor Holdings Class A	68,038	556,551
†DISH Network Class A	46,959	3,056,092
Gannett	73,969	2,315,969
†Time	50,165	1,214,996

		8,104,541

Multiline Retail–2.29%
Family Dollar Stores	17,172	1,135,756
Kohl’s	84,245	4,438,027
Nordstrom	22,547	1,531,618

		7,105,401

Multi-Utilities–4.31%
CenterPoint Energy	104,491	2,668,700
CMS Energy	88,117	2,744,845
NiSource	60,573	2,382,942
Sempra Energy	35,112	3,676,578
Wisconsin Energy	40,764	1,912,647

		13,385,712

Oil, Gas & Consumable Fuels–4.35%
Energen	35,281	3,135,775
EQT	23,936	2,558,758
PBF Energy	54,099	1,441,738
QEP Resources	68,260	2,354,970

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Southwestern Energy	55,821	$2,539,297
Williams	25,440	1,480,862

		13,511,400

Professional Services–1.07%
Equifax	45,921	3,331,109

		3,331,109

Real Estate Investment Trusts–6.44%
American Campus Communities	43,656	1,669,405
AvalonBay Communities	19,675	2,797,588
Brixmor Property Group	57,448	1,318,432
General Growth Properties	93,354	2,199,420
Kimco Realty	125,047	2,873,580
Rayonier	50,567	1,797,657
Regency Centers	33,246	1,851,137
Vornado Realty Trust	30,522	3,257,613
Weyerhaeuser	67,998	2,250,054

		20,014,886

Real Estate Management & Development–0.48%
Brookfield Property Partners	71,534	1,492,915

		1,492,915

Semiconductors & Semiconductor Equipment–3.19%
Analog Devices	67,187	3,632,801
KLA-Tencor	36,132	2,624,629
Xilinx	76,984	3,642,113

		9,899,543

Software–0.97%
†Synopsys	78,003	3,028,076

		3,028,076

Specialty Retail–4.94%
†AutoZone	5,086	2,727,317
†Bed Bath & Beyond	35,774	2,052,712
Best Buy	58,641	1,818,457
Gap	108,449	4,508,225
PETsMART	19,072	1,140,506
Tiffany & Co.	23,139	2,319,685
TJX	14,446	767,805

		15,334,707

Textiles, Apparel & Luxury Goods–0.93%
PVH	15,248	1,777,917
VF	17,515	1,103,445

		2,881,362

Thrifts & Mortgage Finance–0.28%
Hudson City Bancorp	89,764	882,380

		882,380

LVIP JPMorgan Mid Cap Value RPM Fund–4

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.92%
MSC Industrial Direct	29,888	$2,858,488

		2,858,488

Total Common Stock (Cost $232,451,085)		276,714,720

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–10.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,105,050	$32,105,050

Total Money Market Fund (Cost $32,105,050)		32,105,050

TOTAL VALUE OF SECURITIES–99.44% (Cost $264,556,135)	$308,819,770
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	1,752,986

NET ASSETS APPLICABLE TO 20,337,247 SHARES OUTSTANDING–100.00%	$310,572,756

NET ASSET VALUE–LVIP JPMORGAN MID CAP VALUE RPM FUND STANDARD CLASS ($28,080,993 / 1,825,531 Shares)	$15.382

NET ASSET VALUE–LVIP JPMORGAN MID CAP VALUE RPM FUND SERVICE CLASS ($282,491,763 / 18,511,716 Shares)	$15.260

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$272,491,675
Undistributed net investment income	746,981
Accumulated net realized loss on investments	(7,759,721)
Net unrealized appreciation of investments and derivatives.	45,093,821

Total net assets	$310,572,756

†	Non-income producing for the period.

«	Includes $2,016,650 cash pledged as collateral for futures contracts, $1,314,399 payable for securities purchased, and $143,307 payable for fund shares redeemed as of June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
102 E-mini Russell 2000 Index	$11,788,396	$12,141,060	9/22/14	$352,664
346 E-mini S&P 500 Index	33,298,998	33,776,520	9/22/14	477,522

	$45,087,394			$830,186

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–5

LVIP JPMorgan Mid Cap Value RPM Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

LVIP JPMorgan Mid Cap Value RPM Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$2,007,879
Interest	1,170
Foreign tax withheld	(3,429)

2,005,620

EXPENSES:
Management fees	1,012,251
Distribution fees-Service Class	294,834
Accounting and administration expenses	58,017
Professional fees	12,301
Reports and statements to shareholders	12,261
Custodian fees	4,581
Trustees’ fees and expenses	2,302
Consulting fees	1,874
Pricing fees	340
Other	612

1,399,373
Less management fees waived	(35,704)

Total operating expenses	1,363,669

NET INVESTMENT INCOME	641,951

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,437,335
Foreign currencies	(2,554)
Futures contracts	(5,019,401)

Net realized loss	(2,584,620)

Net change in unrealized appreciation (depreciation) of:
Investments	17,363,741
Futures contracts	326,768

Net change in unrealized appreciation (depreciation)	17,690,509

NET REALIZED AND UNREALIZED GAIN	15,105,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,747,840

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$641,951	$596,202
Net realized loss	(2,584,620)	(3,583,651)
Net change in unrealized appreciation (depreciation)	17,690,509	26,686,070

Net increase in net assets resulting from operations	15,747,840	23,698,621

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(108,038)
Service Class	—	(421,358)

	—	(529,396)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,279,348	6,436,105
Service Class	82,264,205	154,900,691
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	108,038
Service Class	—	421,358

	86,543,553	161,866,192

Cost of shares redeemed:
Standard Class	(1,834,102)	(3,575,709)
Service Class	(13,335,001)	(11,261,830)

	(15,169,103)	(14,837,539)

Increase in net assets derived from capital share transactions	71,374,450	147,028,653

NET INCREASE IN NET ASSETS	87,122,290	170,197,878
NET ASSETS:
Beginning of period	223,450,466	53,252,588

End of period	$310,572,756	$223,450,466

Undistributed net investment income	$746,981	$105,030

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–6

LVIP JPMorgan Mid Cap Value RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value RPM Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12[2]	12/31/11	12/31/10[3]	12/31/09
Net asset value, beginning of period	$14.564	$11.782	$10.357	$10.544	$8.457	$6.821

Income (loss) from investment operations:
Net investment income[4]	0.052	0.094	0.061	0.030	0.033	0.046
Net realized and unrealized gain (loss)	0.766	2.753	1.364	(0.217)	2.061	1.633

Total from investment operations	0.818	2.847	1.425	(0.187)	2.094	1.679

Less dividends and distributions from:
Net investment income	—	(0.065)	—	—	(0.007)	(0.043)

Total dividends and distributions	—	(0.065)	—	—	(0.007)	(0.043)

Net asset value, end of period	$15.382	$14.564	$11.782	$10.357	$10.544	$8.457

Total return[5]	5.62%	24.17%	13.76%	(1.77% )	24.77%	24.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,081	$24,156	$16,971	$20,844	$47,733	$16,729
Ratio of expenses to average net assets	0.82%	0.95%	1.13%	1.02%	1.23%	1.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.99%	1.22%	1.08%	1.26%	1.25%
Ratio of net investment income to average net assets	0.72%	0.70%	0.55%	0.27%	0.35%	0.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.66%	0.46%	0.21%	0.32%	0.66%
Portfolio turnover	15%	25%	146%	87%	57%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–7

LVIP JPMorgan Mid Cap Value RPM Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Mid Cap Value RPM Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12[2]	12/31/11		12/31/10[3]	12/31/09
Net asset value, beginning of period	$14.466	$11.705	$10.315	$10.526		$8.458	$6.823

Income (loss) from investment operations:
Net investment income[4]	0.034	0.061	0.033	0.003		0.010	0.028
Net realized and unrealized gain (loss)	0.760	2.731	1.357	(0.214)		2.058	1.632

Total from investment operations	0.794	2.792	1.390	(0.211)		2.068	1.660

Less dividends and distributions from:
Net investment income	—	(0.031)	—	—		—	(0.025)

Total dividends and distributions	—	(0.031)	—	—		—	(0.025)

Net asset value, end of period	$15.260	$14.466	$11.705	$10.315		$10.526	$8.458

Total return[5]	5.49%	23.87%	13.48%	(2.00%	)	24.45%	24.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,492	$199,294	$36,282	$25,100		$16,199	$8,063
Ratio of expenses to average net assets	1.07%	1.20%	1.38%	1.27%		1.48%	1.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.24%	1.47%	1.33%		1.51%	1.50%
Ratio of net investment income to average net assets	0.47%	0.45%	0.30%	0.02%		0.10%	0.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.44%	0.41%	0.21%	(0.04%	)	0.07%	0.41%
Portfolio turnover	15%	25%	146%	87%		57%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing after the close of business on September 21, 2012, J.P. Morgan Investment Management, Inc. replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-advisor.

[3]	Commencing May 1, 2010, Columbia Management Investment Advisors, LLC replaced Columbia Management Advisors, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value RPM Fund–8

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate

LVIP JPMorgan Mid Cap Value RPM Fund–9

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,863 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of the first $60 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $5,370 and $1,391, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $8,998 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$182,180
Distribution fees payable to LFD	56,272
Trading operation fees payable to Lincoln Life	1,522

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP JPMorgan Mid Cap Value RPM Fund–10

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$84,822,974
Sales	35,503,349

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$264,748,860

Aggregate unrealized appreciation	$44,704,764
Aggregate unrealized depreciation	(633,854)

Net unrealized appreciation	$44,070,910

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, will expire as follows: $1,546,552 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$283,135	$2,639,569

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$276,714,720
Money Market Fund	32,105,050

Total	$308,819,770

Futures Contracts	$830,186

There were no Level 3 investments at the beginning or end of the period.

LVIP JPMorgan Mid Cap Value RPM Fund–11

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	291,414	478,774
Service Class	5,656,900	11,493,708
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,454
Service Class	—	29,267

	5,948,314	12,009,203

Shares redeemed:
Standard Class	(124,490)	(268,022)
Service Class	(921,745)	(846,200)

	(1,046,235)	(1,114,222)

Net increase	4,902,079	10,894,981

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$830,186	Receivables and other assets net of liabilities	$—

LVIP JPMorgan Mid Cap Value RPM Fund–12

LVIP JPMorgan Mid Cap Value RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(5,019,401)	$326,768

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$15,791,229	$18,453,663

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website http://www.sec.gov.

LVIP JPMorgan Mid Cap Value RPM Fund–13

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,052.40	0.67%	$3.41
Service Class Shares	1,000.00	1,051.10	0.92%	4.68

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.47	0.67%	$3.36
Service Class Shares	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Corporate Bonds	89.12%

Aerospace & Defense	0.94%
Air Freight & Logistics	0.05%
Airlines	0.97%
Auto Components	0.83%
Automobiles	1.38%
Beverages	0.24%
Building Products	0.70%
Capital Markets	0.28%
Chemicals	1.89%
Commercial Banks	2.71%
Commercial Services & Supplies	3.14%
Communications Equipment	0.89%
Computers & Peripherals	0.18%
Construction & Engineering	0.29%
Construction Materials	1.90%
Consumer Finance	1.44%
Containers & Packaging	2.42%
Distributor	0.30%
Diversified Consumer Services	0.07%
Diversified Financial Services	2.63%
Diversified Telecommunication Services	5.54%
Electric Utilities	0.50%
Electrical Equipment	0.19%
Electronic Equipment, Instruments & Components	0.30%
Energy Equipment & Services	1.76%
Food & Staples Retailing	0.96%
Food Products	2.77%
Gas Utilities	0.44%
Health Care Equipment & Supplies	1.19%
Health Care Providers & Services	4.68%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	3.57%
Household Durables	1.36%
Independent Power Producers & Energy Traders	1.64%
Insurance	1.12%
Internet & Catalog Retail	0.18%
Internet Software & Services	0.33%
IT Services	2.13%
Leisure Equipment & Products	0.08%
Life Sciences Tools & Services	0.17%
Machinery	0.45%
Marine	0.83%
Media	7.14%
Metals & Mining	4.52%
Multiline Retail	0.12%
Oil, Gas & Consumable Fuels	13.16%

Security Type/Sector	Percentage of Net Assets

Paper & Forest Products	0.19%
Personal Products	0.03%
Pharmaceuticals	1.36%
Professional Services	0.10%
Real Estate Investment Trusts	0.25%
Real Estate Management & Development	0.28%
Road & Rail	1.17%
Semiconductors & Semiconductor Equipment	0.86%
Software	0.58%
Specialty Retail	1.19%
Textiles, Apparel & Luxury Goods	0.02%
Trading Companies & Distributors	0.28%
Wireless Telecommunication Services	4.39%

Senior Secured Loans	6.26%

Common Stock	0.10%

Preferred Stock	0.51%

Warrant	0.00%

Money Market Fund	3.72%

Total Value of Securities	99.71%

Receivables and Other Assets Net of Liabilities	0.29%

Total Net Assets	100.00%

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–89.12%
Aerospace & Defense–0.94%
#Alliant Techsystems 144A
5.25% 10/1/21	310,000	$321,625
BE Aerospace
5.25% 4/1/22	456,000	498,750
6.875% 10/1/20	319,000	348,109
Bombardier
#144A 4.75% 4/15/19	635,000	646,906
#144A 6.125% 1/15/23	285,000	294,975
#144A 7.50% 3/15/18	800,000	906,000
#144A 7.75% 3/15/20	112,000	127,137
GenCorp 7.125% 3/15/21	153,000	167,917
#Kratos Defense & Security
Solutions 144A 7.00% 5/15/19	455,000	474,337
#Spirit AeroSystems 144A
5.25% 3/15/22	214,000	217,745
TransDigm
#144A 6.00% 7/15/22	1,536,000	1,580,160
#144A 6.50% 7/15/24	461,000	480,593

		6,064,254

Air Freight & Logistics–0.05%
#PHI 144A 5.25% 3/15/19	292,000	298,570

		298,570

Airlines–0.97%
Continental Airlines Pass Through Trust
Series 2012-3 Class C
6.125% 4/29/18	577,000	617,390
¿Series 2003-ERJ1
7.875% 7/2/18	1,069,965	1,155,562
¿Series 2004-ERJ1
9.558% 9/1/19	441,754	501,390
¿Series 2005-ERJ1
9.798% 4/1/21	593,133	682,103
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A
4.75% 5/7/20	143,487	155,683
#¿Series 2012-1 Class B
144A 6.875% 5/7/19	560,642	625,116
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	784,727	902,436
United Airlines Pass Through Trust
#•¿Series 2007-1 Class C
144A 2.599% 7/2/14	582,866	582,866
¿Series 2007-1 Class A
6.636% 7/2/22	346,114	382,455
¿US Airways 2013-1 Class B Pass
Through Trust
5.375% 11/15/21	600,000	621,000

		6,226,001

Auto Components–0.83%
Dana Holding 6.75% 2/15/21	18,000	19,507

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Goodyear Tire & Rubber
7.00% 5/15/22	2,263,000	$2,523,245
8.25% 8/15/20	400,000	441,000
#Pittsburgh Glass Works 144A
8.00% 11/15/18	711,000	776,767
#Poindexter (J.B.) 144A
9.00% 4/1/22	609,000	680,557
#Stackpole International
Intermediate 144A
7.75% 10/15/21	827,000	868,350

		5,309,426

Automobiles–1.38%
Chrysler Group
8.00% 6/15/19	1,647,000	1,797,289
8.25% 6/15/21	4,241,000	4,813,535
#General Motors 144A
3.50% 10/2/18	593,000	607,825
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,461,000	1,512,135
#144A 5.625% 2/1/23	150,000	159,937

		8,890,721

Beverages–0.24%
Constellation Brands
3.75% 5/1/21	159,000	158,404
4.25% 5/1/23	320,000	322,000
6.00% 5/1/22	5,000	5,637
7.25% 5/15/17	150,000	172,219
#Crestview DS Merger Sub II
144A 10.00% 9/1/21	804,000	902,490

		1,560,750

Building Products–0.70%
#Building Materials Corp of America 144A 6.75% 5/1/21	1,145,000	1,236,600
#Calcipar 144A 6.875% 5/1/18	525,000	556,500
Griffon 5.25% 3/1/22	930,000	927,675
Masco
5.95% 3/15/22	156,000	173,160
7.125% 3/15/20	20,000	23,634
#Masonite International 144A
8.25% 4/15/21	1,040,000	1,138,800
#Norbord 144A 5.375% 12/1/20	457,000	462,713

		4,519,082

Capital Markets–0.28%
E Trade Financial
6.375% 11/15/19	470,000	511,125
#Neuberger Berman Group 144A
5.625% 3/15/20	560,000	595,000
Oppenheimer Holdings
8.75% 4/15/18	170,000	182,325

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
#Walter Investment Management
144A 7.875% 12/15/21	507,000	$532,350

		1,820,800

Chemicals–1.89%
Ashland
3.00% 3/15/16	344,000	352,600
3.875% 4/15/18	423,000	437,276
4.75% 8/15/22	787,000	794,870
Axiall 4.875% 5/15/23	145,000	144,819
#Basell Finance 144A
8.10% 3/15/27	435,000	585,651
Celanese US Holdings
4.625% 11/15/22	225,000	227,250
6.625% 10/15/18	435,000	456,163
Chemtura 5.75% 7/15/21	525,000	547,313
Eagle Spinco 4.625% 2/15/21	120,000	119,550
Huntsman International
4.875% 11/15/20	750,000	780,000
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	205,500
#144A 6.125% 8/15/18	236,000	245,145
LyondellBasell Industries
5.00% 4/15/19	430,000	485,552
6.00% 11/15/21	580,000	694,596
#NOVA Chemicals 144A
5.25% 8/1/23	450,000	493,313
Olin 5.50% 8/15/22	560,000	596,400
OMNOVA Solutions
7.875% 11/1/18	355,000	374,081
PetroLogistics 6.25% 4/1/20	425,000	465,375
PolyOne
5.25% 3/15/23	1,310,000	1,352,575
7.375% 9/15/20	648,000	706,320
Rain CII Carbon
#144A 8.00% 12/1/18	630,000	664,650
#144A 8.25% 1/15/21	400,000	422,000
#Rayonier AM Products 144A
5.50% 6/1/24	650,000	663,000
Tronox Finance 6.375% 8/15/20	315,000	326,813

		12,140,812

Commercial Banks–2.71%
•BAC Capital Trust XIV
4.00% 12/31/49	296,000	240,500
Barclays Bank
7.625% 11/21/22 .	810,000	926,640
CIT Group
4.25% 8/15/17	338,000	353,421
5.00% 5/15/17	749,000	800,026
5.00% 8/15/22	1,960,000	2,035,950
5.375% 5/15/20	1,683,000	1,812,906
#144A 6.625% 4/1/18	1,306,000	1,472,515

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•Goldman Sachs Group
5.70% 12/29/49	594,000	$616,681
•Morgan Stanley 5.45% 12/29/49	300,000	305,847
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	691,805
6.00% 12/19/23	293,000	317,947
6.10% 6/10/23	1,339,000	1,468,212
6.125% 12/15/22	1,785,000	1,958,821
9.50% 3/16/22	697,000	818,720
#•Societe Generale 144A
6.00% 12/31/49	331,000	326,449
•Wachovia Capital Trust III
5.57% 3/29/49	625,000	609,375
Wells Fargo
•5.90% 12/29/49	1,073,000	1,140,867
•7.98% 3/29/49	1,290,000	1,473,825

		17,370,507

Commercial Services & Supplies–3.14%
ADT
3.50% 7/15/22	171,000	156,037
4.125% 4/15/19	230,000	231,437
4.125% 6/15/23	1,635,000	1,512,375
6.25% 10/15/21	795,000	844,687
#Avis Budget Car Rental 144A
5.125% 6/1/22	665,000	667,494
Casella Waste Systems
7.75% 2/15/19	755,000	792,750
Cenveo
#144A 6.00% 8/1/19	715,000	718,575
#144A 8.50% 9/15/22	570,000	568,575
8.875% 2/1/18	575,000	604,337
#Ceridian 144A 8.125% 11/15/17	183,000	185,287
Clean Harbors 5.125% 6/1/21	150,000	154,031
Covanta Holding
5.875% 3/1/24	200,000	207,750
6.375% 10/1/22	144,000	156,960
#Darling Ingredients 144A
5.375% 1/15/22	1,455,000	1,515,019
Deluxe 7.00% 3/15/19	351,000	377,325
Donnelley (R.R.)
6.00% 4/1/24	580,000	587,250
6.50% 11/15/23	340,000	357,000
7.625% 6/15/20	193,000	220,020
#Envision Healthcare 144A
5.125% 7/1/22	550,000	556,187
Garda World Security
#144A 7.25% 11/15/21	775,000	818,594
#144A 7.25% 11/15/21	155,000	163,719
#~Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	214,371

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
International Lease Finance
5.875% 4/1/19	260,000	$286,975
6.25% 5/15/19	1,345,000	1,509,763
8.25% 12/15/20	2,371,000	2,934,113
8.625% 1/15/22	845,000	1,063,644
Iron Mountain
5.75% 8/15/24	100,000	103,500
7.75% 10/1/19	346,000	380,167
8.375% 8/15/21	137,000	144,021
#Mustang Merger 144A
8.50% 8/15/21	308,000	337,260
#Quad 144A 7.00% 5/1/22	565,000	567,825
Service Corp International
5.375% 1/15/22	83,000	86,320
#144A 5.375% 5/15/24	515,000	527,231
#Speedy Cash Intermediate
Holdings 144A 10.75% 5/15/18	295,000	300,900
TransUnion Holding
9.625% 6/15/18	306,000	322,983

		20,174,482

Communications Equipment–0.89%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	275,975
6.45% 3/15/29	489,000	486,555
#144A 6.75% 11/15/20	673,000	720,110
Avaya
#144A 7.00% 4/1/19	1,030,000	1,035,150
#144A 10.50% 3/1/21	669,000	620,497
#Brightstar 144A 9.50% 12/1/16	710,000	765,025
Goodman Networks
12.125% 7/1/18	830,000	915,075
#144A 12.375% 7/1/18	251,000	276,727
Nokia
5.375% 5/15/19	418,000	452,485
6.625% 5/15/39	158,000	172,220

		5,719,819

Computers & Peripherals–0.18%
NCR 5.00% 7/15/22	115,000	117,013
NCR Escrow
#144A 5.875% 12/15/21	55,000	58,300
#144A 6.375% 12/15/23	130,000	141,700
Seagate HDD Cayman
#144A 3.75% 11/15/18	525,000	538,125
#144A 4.75% 6/1/23	257,000	260,213
6.875% 5/1/20	46,000	49,853

		1,165,204

Construction & Engineering–0.29%
Dycom Investments
7.125% 1/15/21	525,000	567,000
MasTec 4.875% 3/15/23	187,000	185,130

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
Tutor Perini 7.625% 11/1/18	855,000	$903,094
USG
#144A 5.875% 11/1/21	178,000	188,903
#144A 7.875% 3/30/20	18,000	20,003

		1,864,130

Construction Materials–1.90%
Cemex
#144A 6.50% 12/10/19	625,000	671,094
#144A 7.25% 1/15/21	1,935,000	2,133,337
#Cemex Espana Luxembourg
144A 9.875% 4/30/19	1,550,000	1,786,375
Cemex Finance
#144A 6.00% 4/1/24	388,000	404,975
#144A 9.375% 10/12/22	3,670,000	4,335,187
#Headwaters 144A 7.25% 1/15/19 .	336,000	357,000
Lafarge 7.125% 7/15/36	225,000	262,125
#US Concrete 144A
8.50% 12/1/18	375,000	408,750
Vulcan Materials 7.50% 6/15/21 .	1,525,000	1,812,844

		12,171,687

Consumer Finance–1.44%
#ACE Cash Express 144A
11.00% 2/1/19	1,020,000	838,950
Ally Financial
4.75% 9/10/18	15,000	15,956
5.50% 2/15/17	260,000	282,263
6.25% 12/1/17	1,775,000	1,988,000
7.50% 9/15/20	1,185,000	1,432,369
8.00% 12/31/18	450,000	536,625
8.00% 3/15/20	2,125,000	2,587,187
8.00% 11/1/31	1,240,000	1,590,300

		9,271,650

Containers & Packaging–2.42%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	365,000	375,037
#144A 7.00% 11/15/20	88,235	91,765
#144A 7.375% 10/15/17	400,000	422,370
#144A 9.125% 10/15/20	491,000	543,783
Ball
4.00% 11/15/23	354,000	338,955
5.00% 3/15/22	135,000	139,050
5.75% 5/15/21	200,000	213,750
Berry Plastics
5.50% 5/15/22	425,000	427,922
9.75% 1/15/21	775,000	887,375
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	452,100
#144A 6.00% 6/15/17	150,000	154,125
Crown Americas
4.50% 1/15/23	445,000	435,655

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Crown Americas (continued)
6.25% 2/1/21	250,000	$268,750
Graphic Packaging
International 4.75% 4/15/21	357,000	365,925
Owens Illinois 7.80% 5/15/18	400,000	469,000
#Prestige Brands 144A
5.375% 12/15/21	775,000	794,375
Reynolds Group Issuer
5.75% 10/15/20	885,000	938,100
6.875% 2/15/21	435,000	471,594
7.125% 4/15/19	750,000	787,500
7.875% 8/15/19	1,400,000	1,531,250
8.50% 5/15/18	1,000,000	1,047,500
9.00% 4/15/19	1,175,000	1,249,906
9.875% 8/15/19	1,500,000	1,668,750
Sealed Air
#144A 5.25% 4/1/23	200,000	204,000
#144A 6.50% 12/1/20	355,000	401,150
#144A 8.125% 9/15/19	250,000	276,563
#144A 8.375% 9/15/21	500,000	575,000

		15,531,250

Distributor–0.30%
#Global Partners 144A
6.25% 7/15/22	227,000	227,851
HD Supply
7.50% 7/15/20	415,000	455,463
8.125% 4/15/19	560,000	618,100
VWR Funding 7.25% 9/15/17	610,000	647,363

		1,948,777

Diversified Consumer Services–0.07%
Service International
8.00% 11/15/21	360,000	424,800

		424,800

Diversified Financial Services–2.63%
#AerCap Ireland Capital 144A
4.50% 5/15/21	455,000	463,531
Bank of America
•5.125% 12/29/49	1,565,000	1,567,297
•8.00% 12/30/49	2,334,000	2,595,660
#Cantor Commercial Real Estate
144A 7.75% 2/15/18	265,000	287,525
#Chukchansi Economic
Development Authority 144A
10.25% 5/30/20	236,584	169,157
•Citigroup 5.95% 12/29/49	795,000	803,944
#CNG Holdings 144A
9.375% 5/15/20	1,228,000	1,033,055
#Denali Borrower 144A
5.625% 10/15/20	1,879,000	1,996,437
Fly Leasing 6.75% 12/15/20	200,000	213,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Motors Financial
3.25% 5/15/18	56,000	$56,980
4.25% 5/15/23	94,000	94,117
4.75% 8/15/17	500,000	533,125
Icahn Enterprises
3.50% 3/15/17	894,000	906,293
4.875% 3/15/19	455,000	469,787
5.875% 2/1/22	1,244,000	1,309,310
#•ILFC E-Capital Trust I 144A
5.02% 12/21/65	2,595,000	2,556,075
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	566,000	568,830
#Jefferies Finance 144A
6.875% 4/15/22	295,000	299,425
#National Financial Partners
144A 9.00% 7/15/21	221,000	241,995
Nationstar Mortgage
6.50% 7/1/21	172,000	173,290
7.875% 10/1/20	338,000	357,013
9.625% 5/1/19	143,000	160,160

		16,856,506

Diversified Telecommunication Services–5.54%
#Altice 144A 7.75% 5/15/22	1,066,000	1,140,620
#Altice Financing 144A
6.50% 1/15/22	330,000	352,275
#Altice Finco 144A
8.125% 1/15/24	200,000	221,500
Cincinnati Bell
8.375% 10/15/20	205,000	225,756
8.75% 3/15/18	199,000	208,950
#Clearwire Communications
144A 14.75% 12/1/16	670,000	876,025
Embarq 7.995% 6/1/36	5,806,000	6,372,085
Frontier Communications
8.50% 4/15/20	275,000	325,875
9.25% 7/1/21	1,405,000	1,687,756
#Inmarsat Finance 144A
4.875% 5/15/22	410,000	415,125
Intelsat Jackson Holdings
5.50% 8/1/23	1,265,000	1,263,419
6.625% 12/15/22	1,910,000	2,003,113
7.25% 10/15/20	315,000	340,200
7.50% 4/1/21	1,500,000	1,648,125
Intelsat Luxembourg
7.75% 6/1/21	1,560,000	1,657,500
8.125% 6/1/23	1,121,000	1,216,285
Level 3 Communications
8.875% 6/1/19	50,000	54,937
11.875% 2/1/19	4,270,000	4,761,050
Level 3 Financing
#•144A 3.823% 1/15/18	160,000	163,400

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing (continued)
#144A 6.125% 1/15/21	1,585,000	$1,703,875
7.00% 6/1/20	1,035,000	1,135,913
8.125% 7/1/19	1,318,000	1,444,857
8.625% 7/15/20	617,000	694,125
#Lynx I 144A 5.375% 4/15/21	200,000	211,000
PAETEC Holding
9.875% 12/1/18	245,000	264,845
Qwest 7.25% 9/15/25	340,000	400,666
Qwest Capital Funding
6.875% 7/15/28	124,000	128,030
7.75% 2/15/31	679,000	709,555
#Telesat Canada 144A
6.00% 5/15/17	335,000	345,887
#UPCB Finance III 144A
6.625% 7/1/20	150,000	160,500
#UPCB Finance V 144A
7.25% 11/15/21	846,000	934,830
#UPCB Finance VI 144A
6.875% 1/15/22	185,000	203,037
Virgin Media Secured Finance
#144A 6.375% 4/15/23	680,000	741,200
8.375% 10/15/19	134,000	142,040
Windstream
7.50% 4/1/23	457,000	496,987
7.75% 10/15/20	560,000	609,700
7.875% 11/1/17	125,000	144,531
8.125% 9/1/18	135,000	142,020

		35,547,594

Electric Utilities–0.50%
#InterGen 144A 7.00% 6/30/23	353,000	366,237
#‡Texas Competitive Electric
Holdings 144A 11.50% 10/1/20.	3,115,000	2,858,013

		3,224,250

Electrical Equipment–0.19%
#Artesyn Escrow 144A
9.75% 10/15/20	164,000	162,770
#Belden 144A 5.25% 7/15/24	213,000	215,663
#International Wire Group
Holdings 144A 8.50% 10/15/17	775,000	844,750

		1,223,183

Electronic Equipment, Instruments & Components–0.30%
CDW 8.50% 4/1/19	569,000	618,787
Jabil Circuit 4.70% 9/15/22	337,000	342,897
#Sanmina 144A 4.375% 6/1/19	423,000	423,529
#Viasystems 144A 7.875% 5/1/19	529,000	562,063

		1,947,276

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services–1.76%
Basic Energy Services
7.75% 2/15/19	325,000	$346,125
7.75% 10/15/22	846,000	949,635
#CGG 144A 6.875% 1/15/22	517,000	518,293
#Exterran Partners 144A
6.00% 10/1/22	400,000	408,000
Key Energy Services
6.75% 3/1/21	1,240,000	1,295,800
#Ocean Rig UDW 144A
7.25% 4/1/19	414,000	410,895
Parker Drilling
#144A 6.75% 7/15/22	252,000	263,340
7.50% 8/1/20	600,000	651,000
#Petroleum Geo-Services 144A
7.375% 12/15/18	600,000	643,500
Pioneer Energy Services
#144A 6.125% 3/15/22	192,000	199,440
9.875% 3/15/18	192,000	201,610
Precision Drilling
6.50% 12/15/21	360,000	393,300
6.625% 11/15/20	385,000	413,875
Seadrill
#144A 6.125% 9/15/17	267,000	282,353
#144A 6.625% 9/15/20	975,000	996,937
SESI 7.125% 12/15/21	500,000	566,250
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	626,875
Unit 6.625% 5/15/21	2,015,000	2,161,087

		11,328,315

Food & Staples Retailing–0.96%
CST Brands 5.00% 5/1/23	942,000	946,710
Ingles Markets 5.75% 6/15/23	560,000	569,800
New Albertsons
6.625% 6/1/28	206,000	176,645
7.75% 6/15/26	618,000	608,730
8.00% 5/1/31	55,000	53,900
8.70% 5/1/30	71,000	71,355
Rite Aid
6.75% 6/15/21	440,000	478,500
8.00% 8/15/20	600,000	663,000
9.25% 3/15/20	225,000	257,063
10.25% 10/15/19	500,000	538,750
Supervalu 8.00% 5/1/16	872,000	962,470
Tops Holding 8.875% 12/15/17	755,000	824,837

		6,151,760

Food Products–2.77%
Aramark Services
5.75% 3/15/20	850,000	903,125
#Bumble Bee Holdings 144A
9.00% 12/15/17	1,560,000	1,669,200

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Dean Foods 7.00% 6/1/16	425,000	$466,437
Heinz (H.J.) 4.25% 10/15/20	1,562,000	1,573,715
JBS USA Finance
#144A 5.875% 7/15/24	823,000	823,000
#144A 7.25% 6/1/21	2,364,000	2,547,210
#144A 7.25% 6/1/21	447,000	481,643
#144A 8.25% 2/1/20	721,000	785,890
#Nufarm Australia 144A
6.375% 10/15/19	574,000	602,700
Pilgrim’s Pride 7.875% 12/15/18	261,000	277,652
#Post Holdings 144A
6.75% 12/1/21	2,690,000	2,864,850
Smithfield Foods
6.625% 8/15/22	1,112,000	1,223,200
7.75% 7/1/17	755,000	872,025
Sun Merger Sub
#144A 5.25% 8/1/18	1,177,000	1,232,907
#144A 5.875% 8/1/21	1,141,000	1,209,460
#Wells Enterprises 144A
6.75% 2/1/20	262,000	276,083

		17,809,097

Gas Utilities–0.44%
AmeriGas Finance
6.75% 5/20/20	122,000	132,980
7.00% 5/20/22	1,157,000	1,287,163
AmeriGas Partners
6.25% 8/20/19	415,000	445,087
6.50% 5/20/21	27,000	29,093
NGL Energy Partners
#144A 5.125% 7/15/19	199,000	200,493
#144A 6.875% 10/15/21	352,000	376,640
Suburban Propane Partners
5.50% 6/1/24	300,000	304,500
7.375% 8/1/21	68,000	74,290

		2,850,246

Health Care Equipment & Supplies–1.19%
Alere 6.50% 6/15/20	740,000	780,700
Biomet
6.50% 8/1/20	1,102,000	1,192,915
6.50% 10/1/20	925,000	992,063
#~ConvaTec Finance
International PIK 144A
8.25% 1/15/19	346,000	354,650
#ConvaTec Healthcare 144A
10.50% 12/15/18	1,700,000	1,842,375
Hologic 6.25% 8/1/20	820,000	869,200
Hospira 5.20% 8/12/20	71,000	77,813
Mallinckrodt International Finance
3.50% 4/15/18	72,000	72,000
4.75% 4/15/23	270,000	263,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Teleflex
#144A 5.25% 6/15/24	405,000	$410,063
6.875% 6/1/19	720,000	765,000

		7,620,029

Health Care Providers & Services–4.68%
Acadia Healthcare
#144A 5.125% 7/1/22	410,000	413,075
6.125% 3/15/21	340,000	358,700
Amsurg 5.625% 11/30/20	500,000	507,500
Centene 4.75% 5/15/22	170,000	172,763
Community Health Systems
5.125% 8/15/18	305,000	320,631
#144A 5.125% 8/1/21	525,000	540,750
#144A 6.875% 2/1/22	805,000	857,325
7.125% 7/15/20	810,000	877,837
8.00% 11/15/19	635,000	696,913
DaVita
5.75% 8/15/22	400,000	429,000
6.625% 11/1/20	450,000	480,375
DaVita HealthCare Partners
5.125% 7/15/24	660,000	665,364
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	691,425
#144A 6.50% 9/15/18	225,000	255,375
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	192,720
#144A 5.875% 1/31/22	763,000	846,930
HCA
3.75% 3/15/19	444,000	448,995
4.75% 5/1/23	255,000	255,319
5.00% 3/15/24	506,000	514,258
5.875% 3/15/22	1,019,000	1,106,889
5.875% 5/1/23	445,000	466,694
6.50% 2/15/20	1,550,000	1,747,625
7.25% 9/15/20	300,000	322,125
7.50% 2/15/22	1,415,000	1,636,094
8.00% 10/1/18	1,000,000	1,185,000
HCA Holdings 6.25% 2/15/21	470,000	505,837
IASIS Healthcare
8.375% 5/15/19	821,000	877,444
inVentiv Health
#144A 9.00% 1/15/18	325,000	351,000
#144A 11.00% 8/15/18	631,000	604,183
#144A 11.00% 8/15/18	446,000	428,160
LifePoint Hospitals
#144A 5.50% 12/1/21	495,000	519,750
6.625% 10/1/20	250,000	271,250
#Milacron 144A 7.75% 2/15/21	740,000	814,000
#MPH Acquisition Holdings 144A
6.625% 4/1/22	1,540,000	1,617,000

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
#National Mentor Holdings 144A
12.50% 2/15/18	975,000	$1,037,156
Omnicare 7.75% 6/1/20	402,000	435,165
Tenet Healthcare
4.375% 10/1/21	495,000	494,381
4.50% 4/1/21	496,000	500,960
4.75% 6/1/20	485,000	498,337
#144A 5.00% 3/1/19	551,000	559,954
6.00% 10/1/20	658,000	715,575
6.25% 11/1/18	150,000	167,063
6.75% 2/1/20	115,000	125,350
8.00% 8/1/20	760,000	825,550
8.125% 4/1/22	1,371,000	1,590,360
United Surgical Partners
International 9.00% 4/1/20	1,005,000	1,114,294

		30,042,451

Health Care Technology–0.04%
#IMS Health 144A 6.00% 11/1/20	220,000	231,550

		231,550

Hotels, Restaurants & Leisure–3.57%
AMC Entertainment
5.875% 2/15/22	966,000	1,009,470
Ameristar Casinos
7.50% 4/15/21	345,000	372,600
#CCM Merger 144A
9.125% 5/1/19	260,000	280,150
#CEC Entertainment 144A
8.00% 2/15/22	565,000	587,600
Cedar Fair
5.25% 3/15/21	1,093,000	1,131,255
#144A 5.375% 6/1/24	265,000	268,644
Cinemark USA 5.125% 12/15/22	460,000	473,225
DineEquity 9.50% 10/30/18	285,000	306,803
#Downstream Development
Authority of the Quapaw Tribe of Oklahoma 144A
10.50% 7/1/19	201,000	217,583
#Graton Economic Development Authority 144A 9.625% 9/1/19	325,000	371,313
#Hilton Worldwide Finance 144A
5.625% 10/15/21	845,000	899,397
Isle of Capri Casinos
5.875% 3/15/21	300,000	304,875
8.875% 6/15/20	500,000	538,750
MGM Resorts International
6.75% 10/1/20	675,000	755,156
7.625% 1/15/17	503,000	569,647
7.75% 3/15/22	3,362,000	3,950,350
8.625% 2/1/19	210,000	251,213
10.00% 11/1/16	200,000	237,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
11.375% 3/1/18	250,000	$325,625
#~MISA Investments PIK 144A
8.625% 8/15/18	190,000	194,987
MTR Gaming Group
11.50% 8/1/19	530,000	598,237
Pinnacle Entertainment
6.375% 8/1/21	200,000	212,000
8.75% 5/15/20	295,000	323,025
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	372,000	407,340
Royal Caribbean Cruises
7.50% 10/15/27	50,000	57,250
#Seminole Hard Rock
Entertainment 144A
5.875% 5/15/21	1,080,000	1,088,100
#Seneca Gaming 144A
8.25% 12/1/18	949,000	1,013,057
#Shearer’s Foods 144A
9.00% 11/1/19	142,000	156,200
#Shingle Springs Tribal Gaming
Authority 144A 9.75% 9/1/21	480,000	544,800
#Six Flags Entertainment 144A
5.25% 1/15/21	775,000	796,313
Station Casinos 7.50% 3/1/21	1,000,000	1,097,500
#Studio City Finance 144A
8.50% 12/1/20	1,000,000	1,112,500
Vail Resorts 6.50% 5/1/19	190,000	200,094
#Viking Cruises 144A
8.50% 10/15/22	355,000	394,050
Wynn Las Vegas 5.375% 3/15/22	525,000	549,281
#Wynn Macau 144A
5.25% 10/15/21	1,278,000	1,316,340

		22,912,230

Household Durables–1.36%
#Brookfield Residential
Properties 144A
6.125% 7/1/22	475,000	496,375
#Century Communities 144A
6.875% 5/15/22	299,000	307,223
Horton (D.R.) 6.50% 4/15/16	57,000	61,987
Jarden 7.50% 5/1/17	650,000	741,000
K Hovnanian Enterprises
#144A 7.00% 1/15/19	183,000	187,232
#144A 7.25% 10/15/20	124,000	135,160
#144A 9.125% 11/15/20	356,000	398,720
11.875% 10/15/15	445,000	498,400
Lennar
4.50% 6/15/19	344,000	353,030
6.95% 6/1/18	322,000	364,665
12.25% 6/1/17	285,000	363,375

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
M/I Homes 8.625% 11/15/18	667,000	$713,690
Meritage Homes 7.00% 4/1/22	484,000	535,425
#Serta Simmons Holdings 144A
8.125% 10/1/20	519,000	565,710
Spectrum Brands
6.625% 11/15/22	333,000	362,137
6.75% 3/15/20	1,000,000	1,075,000
Standard Pacific
8.375% 1/15/21	300,000	357,000
10.75% 9/15/16	193,000	229,429
#Taylor Morrison Communities
144A 7.75% 4/15/20	134,000	147,065
Toll Brothers Finance
6.75% 11/1/19	64,000	74,080
WCI Communities
6.875% 8/15/21	510,000	526,575
#144A 6.875% 8/15/21	215,000	221,987

		8,715,265

Independent Power Producers & Energy Traders–1.64%
AES
•3.229% 6/1/19	800,000	808,000
4.875% 5/15/23	190,000	189,050
5.50% 3/15/24	1,289,000	1,324,447
Calpine
#144A 5.875% 1/15/24	696,000	737,760
#144A 6.00% 1/15/22	500,000	541,250
#144A 7.50% 2/15/21	796,000	864,655
#144A 7.875% 1/15/23	1,226,000	1,373,120
Dynegy 5.875% 6/1/23	400,000	405,000
GenOn Energy 9.875% 10/15/20	1,414,000	1,544,795
NRG Energy
#144A 6.25% 7/15/22	250,000	266,875
#144A 6.25% 5/1/24	625,000	653,906
6.625% 3/15/23	939,000	1,021,163
7.875% 5/15/21	267,000	297,371
RRI Energy 7.875% 6/15/17	450,000	480,375

		10,507,767

Insurance–1.12%
•American International Group
8.175% 5/15/58	1,110,000	1,534,575
#A-S Co-Issuer Subsidiary 144A
7.875% 12/15/20	568,000	602,790
#•Catlin Insurance 144A
7.249% 12/31/49	621,000	644,287
#Fidelity & Guaranty Life Holdings 144A
6.375% 4/1/21	450,000	484,875
•Hartford Financial Services Group 8.125% 6/15/38	865,000	1,026,106
Liberty Mutual Group
#144A 7.80% 3/15/37	905,000	1,072,425

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group (continued)
#•144A 10.75% 6/15/58	558,000	$855,135
#Onex USI Acquisition 144A
7.75% 1/15/21	551,000	568,907
•Prudential Financial
5.625% 6/15/43	379,000	407,304

		7,196,404

Internet & Catalog Retail–0.18%
IAC/InterActive
4.875% 11/30/18	105,000	109,987
NetFlix
5.375% 2/1/21	536,000	564,140
#144A 5.75% 3/1/24	485,000	509,250

		1,183,377

Internet Software & Services–0.33%
#Bankrate 144A 6.125% 8/15/18	245,000	261,231
#eAccess 144A 8.25% 4/1/18	650,000	705,250
Equinix 4.875% 4/1/20	187,000	192,610
Zayo Group 10.125% 7/1/20	837,000	971,966

		2,131,057

IT Services–2.13%
#Ceridian 144A 8.875% 7/15/19	417,000	473,295
CyrusOne 6.375% 11/15/22	294,000	318,255
Fidelity National Information Services 7.875% 7/15/20	50,000	52,953
First Data
#144A 6.75% 11/1/20	1,525,000	1,654,625
#144A 8.25% 1/15/21	1,195,000	1,314,500
#144A 8.875% 8/15/20	500,000	554,375
10.625% 6/15/21	524,000	613,080
11.25% 1/15/21	250,000	292,500
11.75% 8/15/21	1,308,000	1,558,155
12.625% 1/15/21	1,278,000	1,576,733
#~First Data PIK 144A
8.75% 1/15/22	673,589	746,842
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	331,144
#144A 9.75% 8/1/18	1,405,000	1,550,769
#iGATE 144A 4.75% 4/15/19	335,000	342,537
#Sabre 144A 8.50% 5/15/19	72,000	80,190
SITEL
#144A 11.00% 8/1/17	443,000	474,010
11.50% 4/1/18	889,000	880,110
SunGard Data Systems
6.625% 11/1/19	290,000	306,675
7.625% 11/15/20	496,000	543,120

		13,663,868

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Leisure Equipment & Products–0.08%
Party City Holdings
8.875% 8/1/20	208,000	$231,400
#~PC Nextco Holdings PIK 144A
8.75% 8/15/19	300,000	307,875

		539,275

Life Sciences Tools & Services–0.17%
Catalent Pharma Solutions
7.875% 10/15/18	1,069,000	1,090,380

		1,090,380

Machinery–0.45%
#Amsted Industries 144A
5.00% 3/15/22	235,000	235,881
#BC Mountain 144A 7.00% 2/1/21	587,000	570,857
#BlueLine Rental Finance 144A
7.00% 2/1/19	1,140,000	1,219,800
Briggs & Stratton
6.875% 12/15/20	500,000	561,250
Columbus McKinnon
7.875% 2/1/19	110,000	117,975
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	194,437

		2,900,200

Marine–0.83%
#Bluewater Holding 144A
10.00% 12/10/19	1,400,000	1,496,250
Martin Midstream Partners
7.25% 2/15/21	681,000	725,265
#Navios Maritime Acquisition
144A 8.125% 11/15/21	91,000	95,550
#Navios South American
Logistics 144A 7.25% 5/1/22	909,000	947,633
#Ridgebury Crude Tankers 144A
7.625% 3/20/17	474,000	486,741
Ultrapetrol Bahamas
8.875% 6/15/21	1,173,000	1,275,637
#World Wide Supply 144A
7.75% 5/26/17	280,000	279,300

		5,306,376

Media–7.14%
Cablevision Systems
8.00% 4/15/20	2,632,000	2,998,835
CBS Outdoor Americas Capital
#144A 5.25% 2/15/22	130,000	133,900
#144A 5.625% 2/15/24	130,000	134,550
CCO Holdings
5.125% 2/15/23	485,000	491,063
5.25% 3/15/21	385,000	396,069
6.50% 4/30/21	2,117,000	2,262,544

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
7.00% 1/15/19	462,000	$488,565
8.125% 4/30/20	721,000	782,285
Clear Channel Communications
9.00% 12/15/19	1,470,000	1,572,900
9.00% 3/1/21	41,000	44,024
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,982,000	2,145,515
6.50% 11/15/22	793,000	850,493
7.625% 3/15/20	1,843,000	1,997,351
7.625% 3/15/20	45,000	48,375
#Cogeco Cable 144A
4.875% 5/1/20	167,000	169,714
CSC Holdings
#144A 5.25% 6/1/24	495,000	488,194
6.75% 11/15/21	715,000	789,181
DISH DBS
5.125% 5/1/20	276,000	290,835
5.875% 7/15/22	98,000	106,575
6.75% 6/1/21	2,883,000	3,293,827
7.875% 9/1/19	104,000	123,760
#DreamWorks Animation SKG
144A 6.875% 8/15/20	730,000	790,225
Gannett
#144A 5.125% 7/15/20	430,000	443,437
#144A 6.375% 10/15/23	1,005,000	1,075,350
Gray Television 7.50% 10/1/20	1,230,000	1,331,475
#Harron Communications 144A
9.125% 4/1/20	168,000	188,160
Lamar Media
5.00% 5/1/23	168,000	169,890
5.875% 2/1/22	50,000	53,813
Liberty Interactive
8.25% 2/1/30	380,000	421,800
Live Nation Entertainment
#144A 5.375% 6/15/22	220,000	223,850
#144A 7.00% 9/1/20	445,000	489,500
McGraw-Hill Global Education
Holdings 9.75% 4/1/21	199,000	229,347
Mediacom 9.125% 8/15/19	487,000	512,567
#NAI Entertainment Holdings
144A 5.00% 8/1/18	176,000	183,040
Nexstar Broadcasting
6.875% 11/15/20	592,000	640,840
Nielsen Finance
4.50% 10/1/20	300,000	303,750
#144A 5.00% 4/15/22	609,000	616,613
#Nielsen Luxembourg 144A
5.50% 10/1/21	155,000	160,813
Numericable Group
#144A 6.00% 5/15/22	2,680,000	2,790,550
#144A 6.25% 5/15/24	1,106,000	1,155,770

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Quebecor Media 5.75% 1/15/23	240,000	$247,800
#Radio One 144A 9.25% 2/15/20	205,000	222,937
#RCN Telecom Services 144A
8.50% 8/15/20	335,000	360,125
Regal Entertainment Group
5.75% 3/15/22	325,000	338,813
5.75% 6/15/23	550,000	567,875
Sinclair Television Group
5.375% 4/1/21	915,000	925,294
6.125% 10/1/22	615,000	645,750
Sirius XM Radio
#144A 4.25% 5/15/20	717,000	708,934
#144A 4.625% 5/15/23	903,000	866,880
#144A 5.75% 8/1/21	550,000	580,250
#144A 5.875% 10/1/20	160,000	169,600
#144A 6.00% 7/15/24	688,000	717,240
Starz 5.00% 9/15/19	690,000	721,913
#Time 144A 5.75% 4/15/22	310,000	313,875
Univision Communications
#144A 5.125% 5/15/23	1,350,000	1,436,063
#144A 6.75% 9/15/22	2,076,000	2,306,955
#144A 8.50% 5/15/21	350,000	389,813
Videotron
5.00% 7/15/22	204,000	210,630
#144A 5.375% 6/15/24	782,000	803,505
#VTR Finance 144A
6.875% 1/15/24	1,320,000	1,420,634
#WMG Acquisition 144A
6.75% 4/15/22	520,000	522,600

		45,866,831

Metals & Mining–4.52%
AK Steel 8.75% 12/1/18	520,000	584,350
Alcoa
5.40% 4/15/21	508,000	551,867
5.72% 2/23/19	550,000	612,213
5.87% 2/23/22	219,000	244,479
5.90% 2/1/27	1,186,000	1,271,412
6.15% 8/15/20	449,000	507,915
6.75% 1/15/28	364,000	406,613
Aleris International
7.625% 2/15/18	80,000	83,100
7.875% 11/1/20	452,000	472,340
APERAM
#144A 7.375% 4/1/16	500,000	516,875
#144A 7.75% 4/1/18	525,000	561,094
ArcelorMittal
6.75% 2/25/22	3,295,000	3,706,875
7.50% 10/15/39	1,080,000	1,192,050
10.35% 6/1/19	2,000,000	2,570,000
#Bluescope Steel Finance 144A
7.125% 5/1/18	402,000	433,657

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Coeur Mining 7.875% 2/1/21	1,137,000	$1,148,370
Commercial Metals
4.875% 5/15/23	55,000	53,900
6.50% 7/15/17	500,000	559,375
7.35% 8/15/18	460,000	529,000
#Constellium 144A
5.75% 5/15/24	250,000	262,813
First Quantum Minerals
#144A 6.75% 2/15/20	491,000	508,185
#144A 7.00% 2/15/21	491,000	507,571
#144A 7.25% 10/15/19	500,000	525,000
#144A 7.25% 5/15/22	670,000	700,150
FMG Resources August 2006 Pty
#144A 6.00% 4/1/17	71,000	73,529
#144A 6.875% 2/1/18	935,000	984,087
#144A 6.875% 4/1/22	743,000	799,654
#144A 8.25% 11/1/19	975,000	1,065,187
Hecla Mining 6.875% 5/1/21	1,216,000	1,212,960
HudBay Minerals 9.50% 10/1/20	105,000	116,025
#JMC Steel Group 144A
8.25% 3/15/18	500,000	512,500
Kaiser Aluminum 8.25% 6/1/20	656,000	741,280
#KGHM International 144A
7.75% 6/15/19	262,000	282,633
New Gold
#144A 6.25% 11/15/22	494,000	516,230
#144A 7.00% 4/15/20	78,000	83,655
Novelis 8.75% 12/15/20	1,368,000	1,525,320
#Prince Mineral Holding 144A
12.00% 12/15/19	160,000	181,200
Ryerson 9.00% 10/15/17	265,000	284,213
#Signode Industrial Group 144A
6.375% 5/1/22	435,000	441,525
Steel Dynamics
5.25% 4/15/23	275,000	286,000
6.125% 8/15/19	120,000	131,100
6.375% 8/15/22	370,000	404,225
7.625% 3/15/20	332,000	357,315
Taseko Mines 7.75% 4/15/19	535,000	540,350

		29,048,192

Multiline Retail–0.12%
#Neiman Marcus Group 144A
8.00% 10/15/21	702,000	759,915

		759,915

Oil, Gas & Consumable Fuels–13.16%
Access Midstream Partners
4.875% 5/15/23	1,010,000	1,069,337
5.875% 4/15/21	621,000	667,575
6.125% 7/15/22	2,006,000	2,226,660

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Antero Resources 144A
5.125% 12/1/22	343,000	$352,861
Antero Resources Finance
5.375% 11/1/21	225,000	234,281
6.00% 12/1/20	1,087,000	1,171,243
Atlas Pipeline Partners
4.75% 11/15/21	1,000,000	985,000
5.875% 8/1/23	364,000	372,190
6.625% 10/1/20	334,000	356,545
Baytex Energy
#144A 5.125% 6/1/21	167,000	168,253
#144A 5.625% 6/1/24	167,000	167,835
Bill Barrett 7.00% 10/15/22	320,000	340,800
Bonanza Creek Energy
6.75% 4/15/21	495,000	532,125
Chesapeake Energy
3.25% 3/15/16	131,000	131,983
4.875% 4/15/22	2,567,000	2,660,054
5.375% 6/15/21	340,000	363,800
5.75% 3/15/23	340,000	379,508
6.125% 2/15/21	542,000	609,750
7.25% 12/15/18	33,000	39,105
#Chesapeake Oil 144A
6.50% 7/15/22	331,000	339,689
Chesapeake Oilfield Operating
6.625% 11/15/19	125,000	135,000
Cimarex Energy
4.375% 6/1/24	462,000	471,817
5.875% 5/1/22	894,000	992,340
#Citgo Petroleum 144A
11.50% 7/1/17	400,000	425,500
Cloud Peak Energy Resources
6.375% 3/15/24	300,000	315,000
Comstock Resources
7.75% 4/1/19	1,253,000	1,340,710
9.50% 6/15/20	443,000	507,235
Concho Resources
5.50% 10/1/22	300,000	324,375
5.50% 4/1/23	120,000	129,600
6.50% 1/15/22	850,000	941,375
7.00% 1/15/21	400,000	441,000
CONSOL Energy
#144A 5.875% 4/15/22	510,000	535,500
6.375% 3/1/21	825,000	880,687
8.25% 4/1/20	275,000	299,063
Crestwood Midstream Partners
6.00% 12/15/20	143,000	150,865
#144A 6.125% 3/1/22	454,000	480,105
7.75% 4/1/19	500,000	538,750
Crosstex Energy 7.125% 6/1/22	201,000	234,039
#Diamondback Energy 144A
7.625% 10/1/21	742,000	819,910

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity
5.875% 1/15/24	1,250,000	$1,312,500
#144A 5.875% 1/15/24	862,000	905,100
7.50% 10/15/20	147,000	170,520
Energy XXI Gulf Coast
#144A 6.875% 3/15/24	429,000	438,653
7.50% 12/15/21	188,000	202,100
7.75% 6/15/19	445,000	478,375
9.25% 12/15/17	175,000	187,250
EP Energy
6.875% 5/1/19	129,000	137,869
7.75% 9/1/22	1,145,000	1,296,713
9.375% 5/1/20	858,000	986,700
EXCO Resources 8.50% 4/15/22	507,000	548,827
Genesis Energy
5.625% 6/15/24	429,000	439,189
5.75% 2/15/21	375,000	391,875
7.875% 12/15/18	315,000	335,475
Halcon Resources
9.25% 2/15/22	860,000	943,850
9.75% 7/15/20	251,000	275,159
Hiland Partners
#144A 5.50% 5/15/22	280,000	284,200
#144A 7.25% 10/1/20	1,602,000	1,754,190
Hilcorp Energy I
#144A 5.00% 12/1/24	375,000	375,937
#144A 7.625% 4/15/21	1,365,000	1,498,087
#144A 8.00% 2/15/20	323,000	345,610
Holly Energy Partners
6.50% 3/1/20	137,000	148,303
#Jones Energy Holdings 144A
6.75% 4/1/22	465,000	491,737
Kinder Morgan
#144A 5.00% 2/15/21	323,000	336,727
#144A 5.625% 11/15/23	323,000	333,497
Kodiak Oil & Gas
5.50% 1/15/21	210,000	219,975
5.50% 2/1/22	248,000	258,540
Laredo Petroleum
7.375% 5/1/22	170,000	190,825
MarkWest Energy Partners
4.50% 7/15/23	256,000	262,400
5.50% 2/15/23	1,250,000	1,337,500
6.25% 6/15/22	78,000	85,605
6.75% 11/1/20	565,000	615,850
MEG Energy
#144A 6.375% 1/30/23	380,000	405,650
#144A 6.50% 3/15/21	300,000	319,500
#144A 7.00% 3/31/24	265,000	292,825
#Memorial Resource
Development 144A
5.875% 7/1/22	1,111,000	1,124,887

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#~Memorial Resource
Development PIK 144A
10.00% 12/15/18	250,000	$255,767
Midstates Petroleum
10.75% 10/1/20	77,000	87,780
Murphy Oil USA 6.00% 8/15/23	95,000	100,463
Newfield Exploration
5.625% 7/1/24	694,000	765,135
5.75% 1/30/22	400,000	444,000
6.875% 2/1/20	100,000	106,500
7.125% 5/15/18	425,000	439,344
#Oasis Petroleum 144A
6.875% 3/15/22	650,000	711,750
Peabody Energy
6.25% 11/15/21	2,140,000	2,142,675
6.50% 9/15/20	325,000	329,063
Penn Virginia Resource
Partners 6.50% 5/15/21	87,000	95,265
Plains Exploration & Production
6.50% 11/15/20	375,000	420,469
6.75% 2/1/22	590,000	673,337
6.875% 2/15/23	300,000	352,500
#Precision Drilling 144A
5.25% 11/15/24	631,000	635,733
QEP Resources
5.25% 5/1/23	383,000	393,533
5.375% 10/1/22	1,062,000	1,099,170
6.875% 3/1/21	1,335,000	1,505,213
Range Resources
5.00% 8/15/22	210,000	223,650
5.00% 3/15/23	210,000	224,700
5.75% 6/1/21	215,000	233,275
6.75% 8/1/20	10,000	10,800
Regency Energy Partners
4.50% 11/1/23	133,000	132,335
5.50% 4/15/23	1,245,000	1,307,250
5.875% 3/1/22	500,000	544,375
6.50% 7/15/21	370,000	405,150
#Rockies Express Pipeline 144A
6.00% 1/15/19	250,000	263,125
#Rose Rock Midstream 144A
5.625% 7/15/22	297,000	301,455
Rosetta Resources
5.625% 5/1/21	1,025,000	1,059,594
5.875% 6/1/22	533,000	557,651
5.875% 6/1/24	421,000	438,366
Sabine Oil & Gas 9.75% 2/15/17	313,000	328,650
Sabine Pass Liquefaction
5.625% 2/1/21	553,000	587,563
5.625% 4/15/23	1,773,000	1,852,785
#144A 5.75% 5/15/24	490,000	511,437
#144A 6.25% 3/15/22	490,000	533,487

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Samson Investment 144A
10.75% 2/15/20	1,090,000	$1,154,037
#Sanchez Energy 144A
6.125% 1/15/23	262,000	271,170
SandRidge Energy
7.50% 3/15/21	220,000	239,525
#Sea Trucks Group 144A
9.00% 3/26/18	800,000	782,000
SemGroup 7.50% 6/15/21	266,000	292,600
#Shelf Drilling Holdings 144A
8.625% 11/1/18	225,000	241,875
SM Energy
5.00% 1/15/24	400,000	400,000
6.50% 11/15/21	910,000	989,625
6.50% 1/1/23	700,000	761,250
6.625% 2/15/19	665,000	708,225
#Southern Star Central 144A
5.125% 7/15/22	250,000	252,500
Stone Energy 7.50% 11/15/22	1,214,000	1,344,505
Summit Midstream Holdings
7.50% 7/1/21	185,000	202,575
Swift Energy
7.875% 3/1/22	843,000	885,150
8.875% 1/15/20	308,000	329,560
#Talos Production 144A
9.75% 2/15/18	547,000	582,555
Targa Resources Partners
5.25% 5/1/23	850,000	892,500
6.375% 8/1/22	54,000	58,995
6.875% 2/1/21	485,000	527,437
Tesoro 5.125% 4/1/24	230,000	232,875
Tesoro Logistics
#144A 5.875% 10/1/20	1,406,000	1,490,360
5.875% 10/1/20	708,000	750,480
6.125% 10/15/21	450,000	482,625
#Ultra Petroleum 144A
5.75% 12/15/18	805,000	847,263
Vanguard Natural Resources
7.875% 4/1/20	260,000	282,750
W&T Offshore 8.50% 6/15/19	1,210,000	1,312,850
Western Refining 6.25% 4/1/21	414,000	434,700
#Westmoreland Coal 144A
10.75% 2/1/18	560,000	602,700
Whiting Petroleum
5.00% 3/15/19	875,000	925,313
WPX Energy
5.25% 1/15/17	290,000	310,300
6.00% 1/15/22	2,766,000	2,966,535

		84,491,645

Paper & Forest Products–0.19%
#Cascades 144A 5.50% 7/15/22	530,000	530,663

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Clearwater Paper
4.50% 2/1/23	180,000	$175,500
7.125% 11/1/18	8,000	8,440
Louisiana-Pacific 7.50% 6/1/20	117,000	129,285
Resolute Forest Products
5.875% 5/15/23	75,000	74,250
#Unifrax I 144A 7.50% 2/15/19	280,000	294,000

		1,212,138

Personal Products–0.03%
Revlon Consumer Products
5.75% 2/15/21	194,000	200,305

		200,305

Pharmaceuticals–1.36%
#~Capsugel PIK 144A
7.00% 5/15/19	240,000	247,650
Catamaran 4.75% 3/15/21	185,000	187,313
Endo Finance
#144A 5.75% 1/15/22	675,000	690,187
#144A 7.00% 7/15/19	120,000	128,700
#144A 7.00% 12/15/20	365,000	391,919
#Grifols Worldwide Operations
144A 5.25% 4/1/22	480,000	499,200
Par Pharmaceutical
7.375% 10/15/20	100,000	108,000
#Salix Pharmaceuticals 144A
6.00% 1/15/21	350,000	376,250
Valeant Pharmaceuticals International
#144A 5.625% 12/1/21	750,000	773,437
#144A 6.375% 10/15/20	1,400,000	1,492,750
#144A 6.75% 10/1/17	35,000	36,575
#144A 6.75% 8/15/18	709,000	765,720
#144A 6.75% 8/15/21	300,000	320,625
#144A 6.875% 12/1/18	450,000	472,500
#144A 7.00% 10/1/20	675,000	720,563
#144A 7.25% 7/15/22	675,000	731,531
#144A 7.50% 7/15/21	717,000	796,766

		8,739,686

Professional Services–0.10%
FTI Consulting 6.75% 10/1/20	480,000	514,800
#~Jaguar Holding I PIK 144A
9.375% 10/15/17	90,000	93,600

		608,400

Real Estate Investment Trusts–0.25%
CNL Lifestyle Properties
7.25% 4/15/19	305,000	322,156
Crown Castle International
4.875% 4/15/22	400,000	414,250
DuPont Fabros Technology
5.875% 9/15/21	445,000	467,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
iStar Financial 9.00% 6/1/17	131,000	$151,960
RHP Hotel Properties
5.00% 4/15/21	244,000	244,610

		1,600,226

Real Estate Management & Development–0.28%
CBRE Services
5.00% 3/15/23	945,000	959,175
6.625% 10/15/20	35,000	37,319
Kennedy-Wilson 5.875% 4/1/24	304,000	309,320
#Mattamy Group 144A
6.50% 11/15/20	458,000	471,740

		1,777,554

Road & Rail–1.17%
#Ashtead Capital 144A
6.50% 7/15/22	625,000	685,937
Avis Budget Car Rental
5.50% 4/1/23	380,000	390,450
9.75% 3/15/20	220,000	250,250
Hertz
6.25% 10/15/22	430,000	457,413
6.75% 4/15/19	200,000	213,000
7.375% 1/15/21	595,000	648,550
#Jurassic Holdings III 144A
6.875% 2/15/21	570,000	582,825
United Rentals North America
5.75% 7/15/18	103,000	109,437
5.75% 11/15/24	120,000	124,950
6.125% 6/15/23	1,943,000	2,093,583
7.375% 5/15/20	200,000	222,000
7.625% 4/15/22	267,000	301,043
8.375% 9/15/20	1,300,000	1,433,250

		7,512,688

Semiconductors & Semiconductor Equipment–0.86%
Advanced Micro Devices
#144A 6.75% 3/1/19	588,000	628,425
#144A 7.00% 7/1/24	460,000	470,925
7.75% 8/1/20	708,000	758,445
Amkor Technology
6.625% 6/1/21	165,000	176,550
7.375% 5/1/18	450,000	468,000
CommScope
#144A 5.00% 6/15/21	86,000	88,150
#144A 5.50% 6/15/24	86,000	87,827
#Entegris 144A 6.00% 4/1/22	202,000	209,070
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	504,700
#144A 6.00% 1/15/22	263,000	280,753
8.05% 2/1/20	137,000	148,303
#Micron Technology 144A
5.875% 2/15/22	181,000	194,575

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP
#144A 3.50% 9/15/16	200,000	$204,250
#144A 3.75% 6/1/18	420,000	423,150
#144A 5.75% 2/15/21	200,000	211,250
#144A 5.75% 3/15/23	200,000	210,750
#Sensata Technologies 144A
4.875% 10/15/23	435,000	433,913

		5,499,036

Software–0.58%
Activision Blizzard
#144A 5.625% 9/15/21	270,000	291,600
#144A 6.125% 9/15/23	1,100,000	1,212,750
Audatex North America
#144A 6.00% 6/15/21	640,000	686,400
#144A 6.125% 11/1/23	105,000	112,613
#~Infor Software Parent 144APIK
7.125% 5/1/21	402,000	413,055
Infor US 9.375% 4/1/19	535,000	597,863
#Nuance Communications 144A
5.375% 8/15/20	403,000	419,120

		3,733,401

Specialty Retail–1.19%
AutoNation 5.50% 2/1/20	100,000	110,625
#~Chinos Intermediate Holdings A
PIK 144A 7.75% 5/1/19	228,000	229,140
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	1,017,615
8.875% 3/15/19	1,075,000	940,625
#144A 9.00% 3/15/19	2,417,000	2,534,829
#First Cash Financial Services
144A 6.75% 4/1/21	175,000	186,813
#Guitar Center 144A
6.50% 4/15/19	433,000	429,753
L Brands 5.625% 10/15/23	500,000	545,625
#Men’s Wearhouse 144A
7.00% 7/1/22	284,000	295,360
Penske Automotive Group
5.75% 10/1/22	130,000	137,475
QVC 5.125% 7/2/22	75,000	79,981
#Radio Systems 144A
8.375% 11/1/19	475,000	525,469
Sally Holdings 5.50% 11/1/23	615,000	634,987

		7,668,297

Textiles, Apparel & Luxury Goods–0.02%
PVH 4.50% 12/15/22	124,000	122,760

		122,760

Trading Companies & Distributors–0.28%
Aircastle
6.25% 12/1/19	318,000	349,800

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
Aircastle (continued)
7.625% 4/15/20	460,000	$539,350
H&E Equipment Services
7.00% 9/1/22	811,000	900,210

		1,789,360

Wireless Telecommunication Services–4.39%
Crown Castle International
5.25% 1/15/23	250,000	261,875
MetroPCS Wireless
6.625% 11/15/20	1,014,000	1,086,247
7.875% 9/1/18	45,000	47,309
NII Capital 7.625% 4/1/21	2,354,000	688,545
NII International Telecom
#144A 7.875% 8/15/19	826,000	720,685
#144A 11.375% 8/15/19	402,000	358,785
#SBA Communications 144A
4.875% 7/15/22	683,000	676,170
SBA Telecommunications
5.75% 7/15/20	232,000	247,080
#SoftBank 144A 4.50% 4/15/20	1,165,000	1,188,300
Sprint
#144A 7.125% 6/15/24	437,000	464,313
#144A 7.25% 9/15/21	243,000	268,819
#144A 7.875% 9/15/23	2,217,000	2,471,955
Sprint Capital
6.90% 5/1/19	1,111,000	1,230,433
8.75% 3/15/32	1,633,000	1,894,280
Sprint Nextel
6.00% 11/15/22	1,190,000	1,219,750
#144A 7.00% 3/1/20	930,000	1,074,150
7.00% 8/15/20	1,250,000	1,389,063
#144A 9.00% 11/15/18	860,000	1,044,900
9.125% 3/1/17	334,000	392,033
11.50% 11/15/21	90,000	121,950
T-Mobile USA
5.25% 9/1/18	476,000	501,585
6.125% 1/15/22	451,000	480,315
6.25% 4/1/21	793,000	845,536
6.464% 4/28/19	325,000	342,875
6.50% 1/15/24	129,000	138,191
6.625% 4/1/23	833,000	907,970
6.633% 4/28/21	591,000	641,974
6.731% 4/28/22	2,153,000	2,330,623
6.836% 4/28/23	1,089,000	1,189,733
#West 144A 5.375% 7/15/22	1,017,000	1,009,373
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	752,450
#144A 7.25% 2/15/18	854,000	903,105
#144A 7.25% 2/15/18	200,000	211,500
#144A 7.375% 4/23/21	595,000	636,650

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Windstream 7.50% 6/1/22	408,000	$445,740

		28,184,262

Total Corporate Bonds (Cost $546,389,182)		572,265,874

«SENIOR SECURED LOANS–6.26%
Alcatel-Lucent USA Tranche C
4.50% 1/30/19	351,645	352,348
Alliance HealthCare Services Tranche B
4.25% 5/31/19	221,897	222,174
Alon USA Partners Tranche B 1st Lien
9.25% 11/13/18	71,139	73,895
Altice Financing
5.50% 7/15/19	398,000	407,784
American Casino & Entertainment Properties Tranche B 1st Lien
4.50% 7/3/19	321,750	324,565
Avago Technologies Tranche B 1st Lien
3.75% 4/16/21	474,000	475,896
Avaya Tranche B-3
4.50% 10/27/17	159,830	156,876
Avaya Tranche B6
6.50% 3/31/18	98,558	98,794
Axalta Coating Systems US Holdings 1st Lien
4.00% 2/1/20	380,250	380,868
AZ Chem US Term Loan 2nd Lien
7.50% 6/9/22	174,000	177,117
Carestream Health Tranche B
5.00% 6/5/19	184,293	185,313
Catalent Pharma Solutions
6.50% 12/31/17	875,000	885,391
CCM Merger
6.00% 2/1/17	186,470	186,936
CDW
3.25% 4/25/20	197,501	195,748
Ceridian Tranche B
4.25% 5/9/17	140,965	141,515
CEVA Group Tranche B
6.50% 3/14/21	169,575	166,678
Chrysler Group Tranche B 1st Lien
3.50% 5/24/17	686,780	689,785

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Cincinnati Bell Tranche B 1st Lien
4.00% 8/20/20	317,600	$318,116
Clear Channel Communications Tranche B
3.65% 1/29/16	1,443,409	1,435,591
Clear Channel Communications Tranche D
6.75% 1/30/19	2,057,692	2,053,062
Dell Tranche B
4.50% 3/24/20	1,071,615	1,078,015
Delta Air Lines Tranche B1
3.50% 10/18/18	985,000	986,231
Dole Food Tranche B
4.50% 11/1/18	790,667	792,479
Donnelley (R.H.)
9.00% 12/31/16	422,842	303,918
Ducommun Tranche B
5.50% 6/30/17	77,385	77,965
EMI Music Publishing Tranche B 1st Lien
3.75% 6/29/18	94,161	94,187
Energy Future Intermediate Holding 1st Lien
4.25% 6/6/16	305,118	307,368
Entercom Radio Tranche B2
4.00% 11/23/18	72,533	72,926
Fieldwood Energy 2nd Lien
8.375% 9/30/20	1,095,000	1,132,128
First Data Tranche B
4.00% 9/24/18	213,043	213,487
Floatel International Tranche B 1st Lien
6.00% 5/22/20	392,308	395,741
Freedom Group Operating Tranche B
5.50% 4/2/19	340,599	344,005
Freescale Semiconductor Tranche B 1st Lien
5.00% 1/30/20	296,261	297,310
Freescale Semiconductor Tranche B5
5.00% 1/15/21	565,725	569,261
Go Daddy Tranche B 1st Lien
4.75% 5/13/21	406,000	405,493
Graton Resort & Casino Tranche B
9.00% 8/3/18	147,059	153,125
Harland Clarke Holdings Tranche B
5.25% 6/30/17	70,433	70,774

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Heinz (H.J.) Tranche B2 1st Lien
3.50% 6/5/20	1,789,214	$1,803,472
Hilton Worldwide Finance Tranche B2
3.50% 9/23/20	346,875	346,797
Intrawest Tranche 1st Lien
5.50% 11/27/20	149,250	152,421
inVentiv Health Tranche B
7.50% 8/4/16	98,717	98,964
J Crew Group Tranche B 1st Lien
4.00% 2/28/21	963,611	951,792
McGraw- Hill Global Education 1st Lien
5.75% 3/22/19	191,825	195,082
MEG Energy Tranche B 3.75% 3/31/20	111,843	112,182
Mohegan Tribal Gaming Authority Tranche B
5.50% 11/6/19	248,750	253,453
Navios Maritime Partners Tranche B
5.25% 6/19/18	296,481	301,206
OCI Beaumont Tranche B3 1st Lien
5.00% 8/20/19	119,212	121,149
Ozburn-Hessey Holding Tranche B
6.75% 5/7/19	79,200	79,645
Penney (J.C.) 1st Lien
6.00% 5/21/18	1,089,000	1,103,180
Pinnacle Foods Tranche H 1st Lien
3.25% 4/29/20	496,250	494,467
Quickrete 2nd Lien
7.00% 3/19/21	87,960	89,719
Radio One Tranche B
7.50% 3/7/16	532,341	543,875
Realogy
4.25% 10/10/16	16,204	16,290
Rite Aid 2nd Lien
4.875% 6/13/21	1,038,889	1,052,849
Rite Aid Tranche 1 2nd Lien
5.75% 8/3/20	155,000	158,342
ROC Finance 1st Lien
5.00% 3/27/19	914,971	901,818
Sabine Oil & Gas 2nd Lien
8.75% 12/31/18	466,667	474,834
Scientific Games International
4.25% 5/22/20	223,875	222,283
Sears Tranche B
5.50% 6/30/18	810,925	821,061

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Serta Simmons Holdings Tranche B 1st Lien
5.00% 8/29/19	409,692	$411,868
Shelf Drilling MidCo 1st Lien
10.00% 10/7/18	300,000	307,500
Shingle Springs Tribal Gaming Authority Tranche B
6.25% 8/19/19	366,563	379,392
St. George’s University
8.50% 12/14/17	93,616	94,552
Stallion Oilfield Holdings
8.00% 6/19/18	258,350	262,549
Summit Materials Tranche B
5.00% 1/30/19	171,516	172,445
Supervalu 1st Lien
4.50% 3/21/19	1,544,760	1,546,852
Syniverse Holdings 1st Lien
4.00% 4/23/19	512,877	514,800
Texas Competitive Electric Holdings
3.75% 5/5/16	774,194	779,154
4.50% 10/10/17	3,525,000	2,913,046
Tribune Tranche B 1st Lien
4.00% 11/20/20	597,000	599,463
Univision Communications 1st Lien
4.00% 3/1/20	207,375	207,548
Univision Communications Tranche C4
4.00% 3/1/20	866,573	867,385
UPC Broadband Holding Tranche AH
3.25% 6/30/21	170,000	169,511
Vantage Energy Tranche 2nd Lien
8.50% 12/2/18	299,974	302,223
@Vertis
11.50% 12/20/15	243,194	5,472
Visant
5.25% 12/22/16	2,450,000	2,440,375
Wabash National Tranche B
6.00% 4/17/19	146,471	147,064
Walter Investments Management 1st Lien
4.75% 12/19/20	349,567	346,398
Weather Channel 1st Lien
3.50% 2/13/17	510,000	506,135
WMG Acquisition 1st Lien
0.00% 7/1/20	324,183	318,460
XO Communications
4.25% 3/5/21	192,019	193,459

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Zayo Group Tranche B 1st Lien
4.00% 7/2/19	198,986	$199,608

Total Senior Secured Loans (Cost $39,807,825)		40,203,005

	Number of Shares
COMMON STOCK–0.10%
†Dynegy	2,750	95,700
@=Escrow Dynegy Holdings	1,000,000	0
@=General Maritime	85	1,226
@Motors Liquidation	425,000	43
@Motors Liquidation	400,000	40
@Motors Liquidation	325,000	33
@Newpage.	6,426	559,062

Total Common Stock (Cost $818,180)		656,104

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.51%
#Ally Financial 144A 7.00%	1,442	$1,452,860
•Bank of America 8.125%	250,000	282,599
•Hartford Financial Services
Group 7.875%	5,600	167,664
•State Street 5.90%	2,550	66,810
•XL Group 3.346%	1,505	1,275,958

Total Preferred Stock (Cost $2,910,038)		3,245,891

WARRANT–0.00%
@=General Maritime exercise price $42.50, expiration date 5/17/17	132	0

Total Warrant (Cost $0)		0

MONEY MARKET FUND–3.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	23,896,951	23,896,951

Total Money Market Fund (Cost $23,896,951)		23,896,951

TOTAL VALUE OF SECURITIES–99.71% (Cost $613,822,176)	640,267,825
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,834,439

NET ASSETS APPLICABLE TO 53,995,462 SHARES OUTSTANDING–100.00%	$642,102,264

NET ASSET VALUE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($478,834,968 / 40,251,161 Shares)	$11.896

NET ASSET VALUE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($163,267,296 / 13,744,301 Shares)	$11.879

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$595,475,449
Undistributed net investment income	15,572,112
Accumulated net realized gain on investments.	4,609,054
Net unrealized appreciation of investments	26,445,649

Total net assets	$642,102,264

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $223,122,893, which represents 34.75% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«	Of this amount, $10,510,130 represents payable for securities purchased and $40,640 represents payable for fund share redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $565,876, which represents 0.09% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $1,226, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

PIK–Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Interest	$17,488,669
Dividends	259,364

17,748,033

EXPENSES:
Management fees	1,894,891
Distribution fees-Service Class	192,781
Accounting and administration expenses	71,889
Pricing fees	43,023
Professional fees	22,205
Reports and statements to shareholders	20,549
Trustees’ fees and expenses	5,757
Custodian fees	5,501
Consulting fees	1,105
Other	3,810

2,261,511
Less management fees waived	(85,590)

Total operating expenses	2,175,921

NET INVESTMENT INCOME	15,572,112

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	2,558,312
Foreign currencies	23

Net realized gain	2,558,335
Net change in unrealized appreciation (depreciation) of investments	11,917,533

NET REALIZED AND UNREALIZED GAIN	14,475,868

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,047,980

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,572,112	$24,074,131
Net realized gain	2,558,335	2,257,320
Net change in unrealized appreciation (depreciation)	11,917,533	526,720

Net increase in net assets resulting from operations	30,047,980	26,858,171

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(18,488,544)
Service Class	—	(6,519,568)
Net realized gain:
Standard Class	—	(57,907)
Service Class	—	(22,017)

	—	(25,088,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	65,803,830	191,826,149
Service Class	30,051,572	81,501,512
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	18,546,451
Service Class	—	6,541,585

	95,855,402	298,415,697

Cost of shares redeemed:
Standard Class	(14,330,780)	(13,193,513)
Service Class	(23,829,385)	(70,304,495)

	(38,160,165)	(83,498,008)

Increase in net assets derived from capital share transactions	57,695,237	214,917,689

NET INCREASE IN NET ASSETS	87,743,217	216,687,824
NET ASSETS:
Beginning of period	554,359,047	337,671,223

End of period	$642,102,264	$554,359,047

Undistributed net investment income	$15,572,112	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/14[1]		Year Ended		5/3/10[2]
	(unaudited)	12/31/13	12/31/12	12/31/11	to 12/31/10
Net asset value, beginning of period	$11.304	$11.123	$10.139	$10.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.308	0.639	0.681	0.682	0.497
Net realized and unrealized gain (loss)	0.284	0.090	0.825	(0.402)	0.185

Total from investment operations	0.592	0.729	1.506	0.280	0.682

Less dividends and distributions from:
Net investment income	—	(0.546)	(0.522)	(0.513)	(0.310)
Net realized gain	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.548)	(0.522)	(0.513)	(0.310)

Net asset value, end of period	$11.896	$11.304	$11.123	$10.139	$10.372

Total return[4]	5.24%	6.57%	14.93%	2.78%	6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$478,835	$404,988	$207,465	$90,518	$52,808
Ratio of expenses to average net assets	0.67%	0.71%	0.75%	0.79%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.73%	0.75%	0.79%	0.86%
Ratio of net investment income to average net assets	5.34%	5.55%	6.22%	6.45%	7.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.31%	5.53%	6.22%	6.45%	7.33%
Portfolio turnover	21%	33%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	Year Ended 12/31/12	12/31/11	5/3/10[2] to 12/31/10
Net asset value, beginning of period	$11.302	$11.122	$10.143	$10.370	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.293	0.609	0.652	0.647	0.490
Net realized and unrealized gain (loss)	0.284	0.090	0.825	(0.392)	0.174

Total from investment operations	0.577	0.699	1.477	0.255	0.664

Less dividends and distributions from:
Net investment income	—	(0.517)	(0.498)	(0.482)	(0.294)
Net realized gain	—	(0.002)	—	—	—

Total dividends and distributions	—	(0.519)	(0.498)	(0.482)	(0.294)

Net asset value, end of period	$11.879	$11.302	$11.122	$10.143	$10.370

Total return[4]	5.11%	6.31%	14.63%	2.54%	6.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163,267	$149,361	$130,206	$78,859	$3,396
Ratio of expenses to average net assets	0.92%	0.96%	1.00%	1.04%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.98%	1.00%	1.04%	1.11%
Ratio of net investment income to average net assets	5.09%	5.30%	5.97%	6.20%	7.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.06%	5.28%	5.97%	6.20%	7.08%
Portfolio turnover	21%	33%	36%	57%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the average daily net assets of the Fund; and 0.60% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets in excess of $250 million. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $12,542 and $3,253, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$316,996
Distribution fees payable to LFD	33,283

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$196,805,180
Sales	117,939,107

LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$613,872,916

Aggregate unrealized appreciation	$28,730,608
Aggregate unrealized depreciation	(2,335,699)

Net unrealized appreciation	$26,394,909

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$95,700	$—	$560,404	$656,104
Corporate Debt	—	612,468,879	—	612,468,879
Money Market Fund	23,896,951	—	—	23,896,951
Preferred Stock	234,474	3,011,417	—	3,245,891
Warrants	—	—	—	—

Total	$24,227,125	$615,480,296	$560,404	$640,267,825

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–26

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	5,654,484	16,677,840
Service Class	2,591,718	7,096,476
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,643,482
Service Class	—	579,739

	8,246,202	25,997,537

Shares redeemed:
Standard Class	(1,230,962)	(1,146,013)
Service Class	(2,062,990)	(6,168,027)

	(3,293,952)	(7,314,040)

Net increase	4,952,250	18,683,497

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund–27

LVIP Managed Risk American Allocation

Target Risk Funds

LVIP Managed Risk American Balanced

Allocation Fund

LVIP Managed Risk American Growth

Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP Managed Risk American Allocation

Target Risk Funds

LVIP Managed Risk American Allocation Target Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Managed Risk American Balanced Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,054.58	0.27%	$1.38
Service Class Shares	1,000.00	1,052.78	0.62%	3.16
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

LVIP Managed Risk American Growth Allocation Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,044.56	0.26%	$1.32
Service Class Shares	1,000.00	1,042.67	0.61%	3.09
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Managed Risk American Allocation Target Risk Funds–1

LVIP Managed Risk American Allocation Target Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2014

LVIP Managed Risk American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.52%
Asset Allocation Fund	19.27%
Equity Funds	21.21%
Fixed Income Funds	41.48%
International Equity Funds	11.60%
International Fixed Income Fund	2.90%
Money Market Fund	3.06%
Total Value of Securities	99.52%
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

LVIP Managed Risk American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.46%
Asset Allocation Fund	16.29%
Equity Funds	28.75%
Fixed Income Funds	22.06%
International Equity Funds	25.82%
International Fixed Income Fund	2.89%
Money Market Fund	3.65%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

LVIP Managed Risk American Allocation Target Risk Funds–2

LVIP Managed Risk American Balanced Allocation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.52%
Asset Allocation Fund–19.27%
²American Funds® –
Capital Income Builder	5,261,950	$321,820,862

		321,820,862

Equity Funds–21.21%
²American Funds® –
AMCAP Fund	3,916,355	113,104,336
American Mutual Fund	4,377,029	160,593,197
American Funds Insurance Series® –
Growth-Income Fund	1,560,641	80,482,240

		354,179,773

Fixed Income Funds–41.48%
²American Funds® –
Intermediate Bond Fund of America	5,925,177	80,404,653
American Funds Insurance Series® –
Bond Fund	36,209,863	403,015,773
High-Income Bond Fund	5,595,205	64,288,903
Mortgage Bond Fund	6,059,843	64,537,326
U.S. Government/AAA-Rated
Securities Fund	6,513,181	80,633,183

		692,879,838

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–11.60%
²American Funds® –
EuroPacific Growth Fund	1,567,065	$79,669,596
New Perspective Fund	822,321	31,996,495
American Funds Insurance Series® –
Global Growth Fund	581,800	16,174,035
Global Small Capitalization Fund	2,402,726	65,858,708

		193,698,834

International Fixed Income Fund–2.90%
American Funds Insurance Series® –
Global Bond Fund	3,900,888	48,488,043

		48,488,043

Money Market Fund–3.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	51,168,459	51,168,459

		51,168,459

Total Investment Companies (Cost $1,557,131,438)		1,662,235,809

TOTAL VALUE OF SECURITIES–99.52% (Cost $1,557,131,438)	1,662,235,809
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	8,010,494

NET ASSETS APPLICABLE TO 143,381,439 SHARES OUTSTANDING–100.00%	$1,670,246,303

NET ASSET VALUE–LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($686,313 / 58,808 Shares)	$11.670

NET ASSET VALUE–LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($1,669,559,990 / 143,322,631 Shares)	$11.649

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,511,485,578
Undistributed net investment income	6,635,753
Net realized gain on investments	45,295,764
Net unrealized appreciation of investments and derivatives	106,829,208

Total net assets	$1,670,246,303

²	Class R6 shares.

Class 1 shares.

«	Includes $7,859,779 cash pledged as collateral for futures contracts, $874,333 payable for investment companies purchased and $2,185,989 payable for fund shares redeemed as of June 30, 2014.

LVIP Managed Risk American Allocation Target Risk Funds–3

LVIP Managed Risk American Balanced Allocation Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
440	British Pound Currency	$46,188,861	$47,011,250	9/18/14	$822,389
283	E-mini MSCI Emerging Markets Index	14,794,878	14,725,905	9/22/14	(68,973)
94	E-mini Russell 2000 Index	10,914,063	11,188,820	9/22/14	274,757
792	E-mini S&P 500 Index	76,695,062	77,315,040	9/22/14	619,978
43	E-mini S&P MidCap 400 Index	6,025,287	6,145,990	9/22/14	120,703
37	Euro Currency	6,260,630	6,335,325	9/18/14	74,695
153	Euro STOXX 50 Index	6,857,056	6,770,886	9/22/14	(86,170)
407	FTSE 100 Index	46,781,425	46,748,883	9/22/14	(32,542)

		$214,517,262			$1,724,837

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–4

LVIP Managed Risk American Growth Allocation Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.46%
Asset Allocation Fund–16.29%
²American Funds® –
Capital Income Builder	8,801,276	$538,286,068

		538,286,068

Equity Funds–28.75%
²American Funds® –
AMCAP Fund	8,807,691	254,366,109
American Mutual Fund	10,337,640	379,288,017
American Funds Insurance Series® –
Growth-Income Fund	6,139,995	316,639,523

		950,293,649

Fixed Income Funds–22.06%
²American Funds® –
Intermediate Bond Fund of America	6,994,836	94,919,918
XAmerican Funds Insurance Series® –
Bond Fund	39,902,891	444,119,177
High-Income Bond Fund	8,257,810	94,882,242
Mortgage Bond Fund	8,943,562	95,248,936

		729,170,273

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–25.82%
²American Funds® –
EuroPacific Growth Fund	7,398,472	$376,138,318
New Perspective Fund	4,854,692	188,896,058
American Funds Insurance Series® –
Global Growth Fund	1,144,896	31,828,104
Global Small Capitalization Fund	5,910,000	161,993,101
New World Fund	3,958,818	94,378,227

		853,233,808

International Fixed Income Fund–2.89%
American Funds Insurance Series® –
Global Bond Fund	7,676,286	95,416,232

		95,416,232

Money Market Fund–3.65%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	120,550,357	120,550,357

		120,550,357

Total Investment Companies (Cost $3,026,944,366)		3,286,950,387

TOTAL VALUE OF SECURITIES–99.46% (Cost $3,026,944,366)	3,286,950,387
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	17,722,676

NET ASSETS APPLICABLE TO 272,114,553 SHARES OUTSTANDING–100.00%	$3,304,673,063

NET ASSET VALUE–LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($713,054 / 58,606 Shares)	$12.167

NET ASSET VALUE–LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($3,303,960,009 / 272,055,947 Shares)	$12.144

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,968,349,159
Undistributed net investment income	14,751,025
Net realized gain on investments	58,395,013
Net unrealized appreciation of investments and derivatives.	263,177,866

Total net assets	$3,304,673,063

²	Class R6 shares.

Class 1 shares.

«	Includes $15,294,324 cash pledged as collateral for futures contracts, $4,475,581 payable for investment companies purchased and $779,259 payable for fund shares redeemed as of June 30, 2014.

LVIP Managed Risk American Allocation Target Risk Funds–5

LVIP Managed Risk American Growth Allocation Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
817	British Pound Currency	$85,696,004	$87,291,344	9/18/14	$1,595,340
653	E-mini MSCI Emerging Markets Index	34,140,832	33,978,855	9/22/14	(161,977)
147	E-mini Russell 2000 Index	17,068,471	17,497,410	9/22/14	428,939
1,452	E-mini S&P 500 Index	140,607,615	141,744,240	9/22/14	1,136,625
117	E-mini S&P MidCap 400 Index	16,399,962	16,722,810	9/22/14	322,848
94	Euro Currency	15,905,791	16,095,150	9/18/14	189,359
385	Euro STOXX 50 Index	17,265,227	17,037,852	9/22/14	(227,375)
756	FTSE 100 Index	86,947,676	86,835,762	9/22/14	(111,914)

		$414,031,578			$3,171,845

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–6

LVIP Managed Risk American Allocation Target Risk Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
INVESTMENT INCOME:
Dividends from investment companies	$10,871,294	$18,310,715

EXPENSES:
Distribution expenses-Service Class	2,605,023	4,980,072
Management fees	1,861,556	3,557,981
Accounting and administration expenses	61,273	102,361
Professional fees	23,043	35,250
Reports and statements to shareholders.	15,336	23,787
Trustees’ fees and expenses.	14,304	26,306
Custodian fees	9,998	13,685
Consulting fees	2,408	2,799
Pricing fees	214	320
Other	7,785	12,029

Total operating expenses.	4,600,940	8,754,590

NET INVESTMENT INCOME	6,270,354	9,556,125

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies.	11,415,618	38,447,076
Sale of investments in investment companies	2,331,136	3,645,014
Foreign currencies	54,633	133,374
Futures contracts	8,615,254	(15,037,456)

Net realized gain	22,416,641	27,188,008

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	55,059,463	101,030,474
Foreign currencies	(25,112)	(42,628)
Futures contracts	(3,836,706)	(6,677,550)

Net change in unrealized appreciation (depreciation)	51,197,645	94,310,296

NET REALIZED AND UNREALIZED GAIN	73,614,286	121,498,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,884,640	$131,054,429

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–7

LVIP Managed Risk American Allocation Target Risk Funds

Statements of Changes in Net Assets

	LVIP Managed Risk American Balanced Allocation Fund		LVIP Managed Risk American Growth Allocation Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,270,354	$18,343,213	$9,556,125	$29,121,872
Net realized gain	22,416,641	50,685,730	27,188,008	76,512,189
Net change in unrealized appreciation (depreciation)	51,197,645	50,897,341	94,310,296	153,371,828

Net increase in net assets resulting from operations	79,884,640	119,926,284	131,054,429	259,005,889

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,167)	—	(6,550)
Service Class	—	(18,819,994)	—	(25,749,134)
Net realized gain:
Standard Class	—	(13,164)	—	(7,745)
Service Class	—	(27,437,832)	—	(40,322,969)

	—	(46,282,157)	—	(66,086,398)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	628,175	208,341	457,410
Service Class	278,638,409	817,193,319	709,532,315	1,609,671,989
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	24,331	—	14,295
Service Class	—	46,257,825	—	66,072,103

	278,638,409	864,103,650	709,740,656	1,676,215,797

Cost of shares redeemed:
Standard Class	(6,284)	(18,060)	(16,112)	(19,581)
Service Class	(64,877,362)	(130,398,347)	(81,011,641)	(114,214,934)

	(64,883,646)	(130,416,407)	(81,027,753)	(114,234,515)

Increase in net assets derived from capital share transactions	213,754,763	733,687,243	628,712,903	1,561,981,282

NET INCREASE IN NET ASSETS	293,639,403	807,331,370	759,767,332	1,754,900,773
NET ASSETS:
Beginning of period	1,376,606,900	569,275,530	2,544,905,731	790,004,958

End of period	$1,670,246,303	$1,376,606,900	$3,304,673,063	$2,544,905,731

Undistributed net investment income	$6,635,753	$365,399	$14,751,025	$5,194,900

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–8

LVIP Managed Risk American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP Managed Risk American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	3/16/12[2] to 12/31/12
Net asset value, beginning of period	$11.066	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.067	0.237	0.337
Net realized and unrealized gain (loss)	0.537	1.110	(0.038)

Total from investment operations	0.604	1.347	0.299

Less dividends and distributions from:
Net investment income	—	(0.195)	(0.155)
Net realized gain	—	(0.230)	—

Total dividends and distributions	—	(0.425)	(0.155)

Net asset value, end of period	$11.670	$11.066	$10.144

Total return[4]	5.46%	13.29%	3.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$686	$657	$11
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.27%	0.28%	0.30%
Ratio of net investment income to average net assets	1.19%	2.17%	4.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19%	2.16%	4.27%
Portfolio turnover	8%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–9

LVIP Managed Risk American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk American Balanced Allocation Fund Service Class

	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	3/16/12[2] to 12/31/12
Net asset value, beginning of period	$11.065	$10.144	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.047	0.197	0.318
Net realized and unrealized gain (loss)	0.537	1.111	(0.047)

Total from investment operations	0.584	1.308	0.271

Less dividends and distributions from:
Net investment income	—	(0.157)	(0.127)
Net realized gain	—	(0.230)	—

Total dividends and distributions	—	(0.387)	(0.127)

Net asset value, end of period	$11.649	$11.065	$10.144

Total return[4]	5.28%	12.91%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,669,560	$1,375,950	$569,265
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.62%	0.63%	0.65%
Ratio of net investment income to average net assets	0.84%	1.82%	3.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.84%	1.81%	3.92%
Portfolio turnover	8%	53%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–10

LVIP Managed Risk American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP Managed Risk American Growth Allocation Fund Standard Class

	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	3/16/12[2] to 12/31/12
Net asset value, beginning of period	$11.648	$10.214	$10.000

Income from investment operations:
Net investment income[3]	0.059	0.243	0.325
Net realized and unrealized gain	0.460	1.542	0.037

Total from investment operations	0.519	1.785	0.362

Less dividends and distributions from:
Net investment income.	—	(0.161)	(0.148)
Net realized gain	—	(0.190)	—

Total dividends and distributions.	—	(0.351)	(0.148)

Net asset value, end of period	$12.167	$11.648	$10.214

Total return[4]	4.46%	17.49%	3.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$713	$488	$19
Ratio of expenses to average net assets[5]	0.26%	0.26%	0.23%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.26%	0.27%	0.29%
Ratio of net investment income to average net assets	1.02%	2.13%	4.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.02%	2.12%	4.09%
Portfolio turnover	9%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–11

LVIP Managed Risk American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk American Growth Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended 12/31/13	3/16/12[2] to 12/31/12
Net asset value, beginning of period	$11.647	$10.214	$10.000

Income from investment operations:
Net investment income[3]	0.039	0.198	0.304
Net realized and unrealized gain	0.458	1.547	0.030

Total from investment operations	0.497	1.745	0.334

Less dividends and distributions from:
Net investment income.	—	(0.122)	(0.120)
Net realized gain	—	(0.190)	—

Total dividends and distributions.	—	(0.312)	(0.120)

Net asset value, end of period	$12.144	$11.647	$10.214

Total return[4]	4.27%	17.10%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,303,960	$2,544,418	$789,986
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.61%	0.62%	0.64%
Ratio of net investment income to average net assets	0.67%	1.78%	3.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.67%	1.77%	3.74%
Portfolio turnover	9%	48%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk American Allocation Target Risk Funds–12

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Managed Risk American Balanced Allocation Fund and LVIP Managed Risk American Growth Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities, and employ an actively managed risk management overlay strategy that invests directly in exchange traded futures to seek to control overall portfolio volatility and to hedge overall market risk.

The investment objective of the LVIP Managed Risk American Growth Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for the open tax years (December 31, 2012-December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2013, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP Managed Risk American Allocation Target Risk Funds–13

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Administration fees	$31,449	$59,308
Legal fees	8,152	15,370

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2014, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Trading operation fees	$6,229	$11,896
At June 30, 2014, the Funds had liabilities payable to affiliates as follows:
	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Management fees payable to LIAC	$335,913	$661,218
Distribution fees payable to LFD	470,081	925,506
Trading operation fees payable to Lincoln Life	1,045	2,056

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP Managed Risk American Allocation Target Risk Funds–14

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Purchases	$347,891,369	$874,272,535
Sales	119,080,771	247,727,523

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Cost of investments	$1,559,316,307	$3,029,805,264

Aggregate unrealized appreciation	$106,222,622	$261,718,833
Aggregate unrealized depreciation	(3,303,120)	(4,573,710)

Net unrealized appreciation	$102,919,502	$257,145,123

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP Managed Risk American Balanced Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
Investment Companies	$1,662,235,809	$3,286,950,387

Futures Contracts	$1,724,837	$3,171,845

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Managed Risk American Allocation Target Risk Funds–15

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk American Balanced Allocation Fund		LVIP Managed Risk American Growth Allocation Fund
	Six Months Ended 6/31/14	Year Ended 12/31/13	Six Months Ended 6/31/14	Year Ended 12/31/13
Shares sold:
Standard Class	—	57,780	18,089	40,499
Service Class	24,737,585	76,099,787	60,500,696	145,763,513
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,204	—	1,231
Service Class	—	4,191,029	—	5,690,475

	24,737,585	80,350,800	60,518,785	151,495,718

Shares redeemed:
Standard Class	(558)	(1,633)	(1,372)	(1,695)
Service Class	(5,764,199)	(12,059,236)	(6,914,749)	(10,328,899)

	(5,764,757)	(12,060,869)	(6,916,121)	(10,330,594)

Net increase	18,972,828	68,289,931	53,602,664	141,165,124

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Managed Risk American Balanced Allocation Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts
(Futures contracts)	Receivables and other assets net of liabilities	$1,015,438	Receivables and other assets net of liabilities	$(187,685)
Foreign currency contracts (Futures contracts)	Receivables and other assets net of liabilities	897,084	Receivables and other assets net of liabilities	—

Total		$1,912,522		$(187,685)

LVIP Managed Risk American Allocation Target Risk Funds–16

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$8,081,043	$(4,340,503)
Foreign currency contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	534,211	503,797

Total		$8,615,254	$(3,836,706)

LVIP Managed Risk American Growth Allocation Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$1,888,412	Receivables and other assets net of liabilities	$(501,266)
Foreign currencycontracts (Futures contracts)	Receivables and other assets net of liabilities	1,784,699	Receivables and other assets net of liabilities	—

Total		$3,673,111		$(501,266)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,636,711)	$(7,751,134)
Foreign currency contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,400,745)	1,073,584

Total		$(15,037,456)	$(6,677,550)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Managed Risk American Balanced Allocation Fund	$186,944,641	$—
LVIP Managed Risk American Growth Allocation Fund	277,389,472	48,213,788

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

LVIP Managed Risk American Allocation Target Risk Funds–17

LVIP Managed Risk American Allocation Target Risk Funds

Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk American Allocation Target Risk Funds–18

LVIP Managed Risk Profile Funds

LVIP Managed Risk Profile Conservative Fund

LVIP Managed Risk Profile Moderate Fund

LVIP Managed Risk Profile Growth Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP Managed Risk Profile Funds

LVIP Managed Risk Profile Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Managed Risk Profile Conservative Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,050.40	0.27%	$1.37
Service Class Shares	1,000.00	1,049.00	0.52%	2.64

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Managed Risk Profile Moderate Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,051.60	0.27%	$1.37
Service Class Shares	1,000.00	1,050.20	0.52%	2.64

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP Managed Risk Profile Growth Fund Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,049.40	0.26%	$1.32
Service Class Shares	1,000.00	1,048.00	0.51%	2.59

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Managed Risk Profile Funds–1

LVIP Managed Risk Profile Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2014

LVIP Managed Risk Profile Conservative Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	88.37%
Equity Funds	20.64%
Fixed Income Funds	52.26%
International Equity Funds	10.64%
International Fixed Income Fund	4.83%
Unaffiliated Investment Companies	11.06%
Equity Funds	3.63%
Fixed Income Funds	4.00%
International Equity Fund	0.95%
Money Market Fund	2.48%
Total Value of Securities	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

LVIP Managed Risk Profile Moderate Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	90.22%
Equity Funds	31.01%
Fixed Income Funds	34.22%
International Equity Funds	20.18%
International Fixed Income Fund	4.81%
Unaffiliated Investment Companies	9.20%
Commodity Fund	0.97%
Equity Funds	2.79%
Fixed Income Funds	1.47%
International Equity Fund	0.95%
Money Market Fund	3.02%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

LVIP Managed Risk Profile Growth Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	91.26%
Equity Funds	37.44%
Fixed Income Funds	24.19%
International Equity Funds	24.85%
International Fixed Income Fund	4.78%
Unaffiliated Investment Companies	8.15%
Commodity Fund	0.97%
Equity Funds	1.94%
Fixed Income Funds	0.76%
International Equity Fund	0.94%
Money Market Fund	3.54%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

LVIP Managed Risk Profile Funds–2

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.37%
Equity Funds–20.64%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,662,888	$26,318,534
LVIP SSgA S&P 500 Index Fund	15,981,181	226,741,001
LVIP SSgA Small-Cap Index Fund	965,728	26,588,424

		279,647,959

Fixed Income Funds–52.26%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,466,666	26,474,725
LVIP Delaware Bond Fund	34,495,577	485,111,297
LVIP Delaware Diversified Floating Rate Fund	6,369,537	65,313,229
LVIP JPMorgan High Yield Fund	4,406,338	52,417,798
†LVIP PIMCO Low Duration Bond Fund	2,608,655	26,112,636
LVIP SSgA Bond Index Fund	4,600,452	52,601,568

		708,031,253

International Equity Funds–10.64%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,346,590	13,169,647
LVIP MFS International Growth Fund	1,733,152	26,153,259
LVIP Mondrian International Value Fund	1,324,593	26,225,610
LVIP SSgA Developed International 150 Fund	2,499,623	26,411,021
LVIP SSgA International Index Fund	5,272,416	52,265,457

		144,224,994

International Fixed Income Fund–4.83%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	5,570,833	65,462,857

		65,462,857

Total Affiliated Investment Companies (Cost $1,038,210,936)		1,197,367,063

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–11.06%
Equity Funds–3.63%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	1,616,699	$20,742,255
Delaware VIP Value Series	551,478	15,342,126
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	349,536	13,156,546

		49,240,927

Fixed Income Funds–4.00%
²American Funds®–
American Funds Mortgage Fund	1,956,948	19,921,730
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	3,164,799	34,211,482

		54,133,212

International Equity Fund–0.95%
Ishares MSCI Emerging Markets ETF	298,082	12,886,085

		12,886,085

Money Market Fund–2.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	33,575,613	33,575,613

		33,575,613

Total Unaffiliated Investment Companies (Cost $122,116,973)		149,835,837

TOTAL VALUE OF SECURITIES–99.43% (Cost $1,160,327,909)	1,347,202,900
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	7,748,922

NET ASSETS APPLICABLE TO 94,824,201 SHARES OUTSTANDING–100.00%	$1,354,951,822

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

X	Initial Class.

LVIP Managed Risk Profile Funds–3

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
64	British Pound Currency	$6,712,851	$6,838,000	9/18/14	$125,149
204	E-mini MSCI Emerging Markets Index	10,655,593	10,615,140	9/22/14	(40,453)
133	E-mini Russell 2000 Index	15,442,071	15,830,990	9/22/14	388,919
807	E-mini S&P 500 Index	78,146,450	78,779,340	9/22/14	632,890
22	E-mini S&P MidCap 400 Index	3,085,627	3,144,460	9/22/14	58,833
77	Euro Currency	13,024,612	13,184,325	9/18/14	159,713
330	Euro STOXX 50 Index	14,793,922	14,603,873	9/22/14	(190,049)
61	FTSE 100 Index	7,018,648	7,006,589	9/22/14	(12,059)
40	Japanese Yen Currency	4,903,445	4,940,000	9/18/14	36,555
33	Nikkei 225 Index (OSE)	4,902,564	4,937,867	9/12/14	35,303

		$158,685,783			$1,194,801

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–4

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.22%
Equity Funds–31.01%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	16,312,071	$258,171,154
LVIP SSgA S&P 500 Index Fund	104,894,516	1,488,243,393
LVIP SSgA Small-Cap Index Fund	7,104,773	195,608,614
LVIP T. Rowe Price Growth Stock Fund	2,195,349	64,659,601
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,964,298	64,983,335

		2,071,666,097

Fixed Income Funds–34.22%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	12,097,724	129,844,872
LVIP Delaware Bond Fund	98,538,268	1,385,743,659
LVIP Delaware Diversified Floating Rate Fund	24,992,661	256,274,750
LVIP JPMorgan High Yield Fund	16,208,622	192,817,767
†LVIP PIMCO Low Duration Bond Fund	12,794,789	128,075,839
LVIP SSgA Bond Index Fund	16,922,615	193,493,177

		2,286,250,064

International Equity Funds–20.18%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	13,209,683	129,190,701
LVIP MFS International Growth Fund	17,001,767	256,556,664
LVIP Mondrian International Value Fund	9,744,982	192,940,899
LVIP SSgA Developed International 150 Fund	18,388,847	194,296,558
LVIP SSgA Emerging Markets 100 Fund	18,797,347	191,075,031
LVIP SSgA International Index Fund	38,789,728	384,522,573

		1,348,582,426

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.81%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	27,326,842	$321,117,723

		321,117,723

Total Affiliated Investment Companies (Cost $5,174,707,605)		6,027,616,310

UNAFFILIATED INVESTMENT COMPANIES–9.20%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	10,760,881	65,103,329

		65,103,329

Equity Funds–2.79%
*Delaware VIP® Trust–Delaware VIP U.S. Growth Series	4,476,338	57,431,417
Delaware VIP Value Series	2,327,972	64,764,193
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	1,714,395	64,529,831

		186,725,441

Fixed Income Funds–1.47%
²American Funds®–American Funds Mortgage Fund	1,721,703	17,526,934
*Delaware VIP® Trust–Delaware VIP Diversified Income Series	7,434,604	80,368,074

		97,895,008

International Equity Fund–0.95%
Ishares MSCI Emerging Markets ETF	1,462,075	63,205,502

		63,205,502

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	201,851,033	201,851,033

		201,851,033

Total Unaffiliated Investment Companies (Cost $530,596,147)		614,780,313

TOTAL VALUE OF SECURITIES–99.42% (Cost $5,705,303,752)	6,642,396,623
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	38,899,970

NET ASSETS APPLICABLE TO 460,509,505 SHARES OUTSTANDING–100.00%	$6,681,296,593

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Managed Risk Profile Funds–5

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
329	British Pound Currency	$34,508,251	$35,151,594	9/18/14	$643,343
1,490	E-mini MSCI Emerging Markets Index	77,895,907	77,532,150	9/22/14	(363,757)
641	E-mini Russell 2000 Index	74,423,818	76,298,230	9/22/14	1,874,412
3,504	E-mini S&P 500 Index	339,312,468	342,060,480	9/22/14	2,748,012
173	E-mini S&P MidCap 400 Index	24,256,900	24,726,890	9/22/14	469,990
403	Euro Currency	68,168,872	69,003,675	9/18/14	834,803
1,720	Euro STOXX 50 Index	77,033,528	76,117,155	9/22/14	(916,373)
319	FTSE 100 Index	36,687,201	36,641,016	9/22/14	(46,185)
191	Japanese Yen Currency	23,420,853	23,588,500	9/18/14	167,647
161	Nikkei 225 Index (OSE)	23,918,542	24,090,806	9/12/14	172,264

		$779,626,340			$5,584,156

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–6

LVIP Managed Risk Profile Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.26%
Equity Funds–37.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	19,710,126	$311,952,161
LVIP SSgA S&P 500 Index Fund	164,413,925	2,332,704,770
LVIP SSgA Small-Cap Index Fund	11,446,203	315,136,856
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,581,721	78,518,493

		3,038,312,280

Fixed Income Funds–24.19%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	7,308,784	78,445,174
LVIP Delaware Bond Fund	95,378,178	1,341,303,318
LVIP Delaware Diversified Floating Rate Fund	15,099,606	154,831,358
LVIP JPMorgan High Yield Fund	13,056,704	155,322,549
†LVIP PIMCO Low Duration Bond Fund	15,460,287	154,757,476
LVIP SSgA Bond Index Fund	6,815,931	77,933,353

		1,962,593,228

International Equity Funds–24.85%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Emerging Markets RPM Fund	7,337,779	77,076,025
LVIP Clarion Global Real Estate Fund	15,961,798	156,106,381
LVIP MFS International Growth Fund	20,544,042	310,009,589
LVIP Mondrian International Value Fund	11,775,004	233,133,301
LVIP SSgA Developed International 150 Fund	22,219,171	234,767,759
LVIP SSgA Emerging Markets 100 Fund	15,090,523	153,395,169
LVIP SSgA International Index Fund	85,930,019	851,824,280

		2,016,312,504

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.78%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	33,019,778	$388,015,409

		388,015,409

Total Affiliated Investment Companies (Cost $6,392,734,157)		7,405,233,421

UNAFFILIATED INVESTMENT COMPANIES–8.15%

Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	13,001,697	78,660,268

		78,660,268

Equity Funds–1.94%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	2,948,272	37,826,330
Delaware VIP Value Series	1,504,240	41,847,948
XFidelity® Variable Life Insurance Products–
Fidelity® VIP Mid Cap Portfolio	2,071,535	77,972,590

		157,646,868

Fixed Income Funds–0.76%
²American Funds® –
American Funds Mortgage Fund	1,598,797	16,275,758
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,199,355	45,395,027

		61,670,785

International Equity Fund–0.94%
Ishares MSCI Emerging Markets ETF	1,766,736	76,375,997

		76,375,997

Money Market Fund–3.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	287,047,123	287,047,123

		287,047,123

Total Unaffiliated Investment Companies (Cost $600,896,444)		661,401,041

TOTAL VALUE OF SECURITIES–99.41% (Cost $6,993,630,601)	8,066,634,462
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	48,207,072

NET ASSETS APPLICABLE TO 582,525,807 SHARES OUTSTANDING–100.00%	$8,114,841,534

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

LVIP Managed Risk Profile Funds–7

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
456	British Pound Currency	$47,892,527	$48,720,750	9/18/14	$828,223
1,627	E-mini MSCI Emerging Markets Index	85,049,662	84,660,945	9/22/14	(388,717)
706	E-mini Russell 2000 Index	81,970,695	84,035,180	9/22/14	2,064,485
4,375	E-mini S&P 500 Index	423,874,029	427,087,500	9/22/14	3,213,471
149	E-mini S&P MidCap 400 Index	20,884,542	21,296,570	9/22/14	412,028
519	Euro Currency	87,789,265	88,865,775	9/18/14	1,076,510
2,260	Euro STOXX 50 Index	101,298,697	100,014,401	9/22/14	(1,284,296)
422	FTSE 100 Index	48,511,900	48,471,814	9/22/14	(40,086)
290	Japanese Yen Currency	35,555,294	35,815,000	9/18/14	259,706
241	Nikkei 225 Index (OSE)	35,803,535	36,061,393	9/12/14	257,858

		$968,630,146			$6,399,182

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–8

LVIP Managed Risk Profile Funds

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
ASSETS:
Investments in affiliated investment companies, at value	$1,197,367,063	$6,027,616,310	$7,405,233,421
Investments in unaffiliated investment companies, at value	149,835,837	614,780,313	661,401,041
Cash collateral	6,897,672	33,883,917	41,851,109
Receivables for fund shares sold	1,136,349	9,026,239	13,180,916
Variation margin receivable on futures contracts	234,109	1,119,921	1,384,576
Cash	154,814	824,724	1,225,462
Dividends receivable from investment companies	117,411	511,403	613,237
Receivables for investment companies sold.	15,451	—	—

TOTAL ASSETS	1,355,758,706	6,687,762,827	8,124,889,762

LIABILITIES:
Due to manager and affiliates	537,138	2,662,168	3,236,685
Payables for fund shares redeemed	208,267	666,604	396,431
Accrued expenses payable	42,987	74,690	64,495
Payable for investment companies shares purchased	18,492	3,062,772	6,350,617

TOTAL LIABILITIES	806,884	6,466,234	10,048,228

TOTAL NET ASSETS	$1,354,951,822	$6,681,296,593	$8,114,841,534

Investments in affiliated investment companies, at cost	$1,038,210,936	$5,174,707,605	$6,392,734,157
Investments in unaffiliated investment companies, at cost	$122,116,973	$530,596,147	$600,896,444

Standard Class:
Net Assets	$74,621,388	$212,697,740	$190,328,489
Shares Outstanding.	5,214,967	14,640,754	13,647,745
Net Asset Value	$14.309	$14.528	$13.946

Service Class:
Net Assets	$1,280,330,434	$6,468,598,853	$7,924,513,045
Shares Outstanding.	89,609,234	445,868,751	568,878,062
Net Asset Value	$14.288	$14.508	$13.930

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,173,233,886	$5,868,930,513	$7,282,851,007
Accumulated net investments loss.	(1,917,238)	(11,695,178)	(15,749,285)
Accumulated net realized loss on investments.	(4,434,618)	(118,615,769)	(231,663,231)
Net unrealized appreciation of investments and derivatives.	188,069,792	942,677,027	1,079,403,043

Total net assets	$1,354,951,822	$6,681,296,593	$8,114,841,534

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–9

LVIP Managed Risk Profile Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$1,330,744	$3,649,429	$2,543,616

EXPENSES:
Management fees	1,597,694	7,553,149	8,989,368
Distribution fees-Service Class	1,510,713	7,305,722	8,768,407
Accounting and administration expenses	55,385	203,498	237,723
Reports and statements to shareholders	33,249	107,573	101,006
Professional fees	20,422	58,303	67,069
Trustees’ fees and expenses	12,953	58,911	68,489
Custodian fees	9,013	33,547	34,987
Consulting fees	2,453	4,407	4,551
Pricing fees	218	593	684
Other	5,882	18,904	20,617

Total operating expenses	3,247,982	15,344,607	18,292,901

NET INVESTMENT LOSS	(1,917,238)	(11,695,178)	(15,749,285)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	1,696,964	5,049,233	3,780,114
Sale of investments in affiliated investment companies	(773,345)	(4,885,977)	(5,736,564)
Sale of investments in unaffiliated investment companies	22,335	(1,239,286)	(511,711)
Foreign currencies	6,210	30,600	(22,996)
Futures contracts	7,616,386	17,801,465	(7,128,228)

Net realized gain (loss)	8,568,550	16,756,035	(9,619,385)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	57,712,896	311,314,799	396,373,042
Investments in unaffiliated investment companies	2,222,848	13,635,428	12,307,662
Foreign currencies	(6,067)	(29,554)	(34,346)
Futures contracts	(3,798,788)	(16,832,726)	(17,877,609)

Net change in unrealized appreciation (depreciation)	56,130,889	308,087,947	390,768,749

NET REALIZED AND UNREALIZED GAIN	64,699,439	324,843,982	381,149,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,782,201	$313,148,804	$365,400,079

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–10

LVIP Managed Risk Profile Funds

Statements of Changes in Net Assets

	LVIP Managed Risk Profile Conservative Fund		LVIP Managed Risk Profile Moderate Fund		LVIP Managed Risk Profile Growth Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,917,238)	$13,955,213	$(11,695,178)	$58,869,245	$(15,749,285)	$70,639,607
Net realized gain (loss)	8,568,550	21,964,399	16,756,035	9,975,024	(9,619,385)	(37,537,072)
Net change in unrealized appreciation (depreciation)	56,130,889	63,607,194	308,087,947	412,094,006	390,768,749	530,817,304

Net increase in net assets resulting from operations	62,782,201	99,526,806	313,148,804	480,938,275	365,400,079	563,919,839

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,283,688)	—	(3,254,836)	—	(2,890,990)
Service Class	—	(19,679,081)	—	(79,424,709)	—	(91,436,895)
Net realized gain:
Standard Class	—	(999,034)	—	—	—	—
Service Class	—	(17,560,641)	—	—	—	—
Return of capital:
Standard Class	—	—	—	—	—	(2,297)
Service Class	—	—	—	—	—	(84,816)

	—	(39,522,444)	—	(82,679,545)	—	(94,414,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,921,193	21,282,147	19,627,287	47,950,688	21,729,986	43,648,171
Service Class	121,294,182	492,186,706	821,391,889	2,575,548,916	1,279,123,820	3,660,082,697
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,282,722	—	3,254,836	—	2,893,287
Service Class	—	37,239,722	—	79,424,709	—	91,521,711

	131,215,375	552,991,297	841,019,176	2,706,179,149	1,300,853,806	3,798,145,866

Cost of shares redeemed:
Standard Class	(6,488,813)	(17,969,722)	(11,302,335)	(35,322,609)	(15,352,274)	(28,578,180)
Service Class	(90,053,451)	(263,351,022)	(174,895,646)	(371,569,175)	(178,908,257)	(254,123,656)

	(96,542,264)	(281,320,744)	(186,197,981)	(406,891,784)	(194,260,531)	(282,701,836)

Increase in net assets derived from capital share transactions	34,673,111	271,670,553	654,821,195	2,299,287,365	1,106,593,275	3,515,444,030

NET INCREASE IN NET ASSETS	97,455,312	331,674,915	967,969,999	2,697,546,095	1,471,993,354	3,984,948,871
NET ASSETS:
Beginning of period	1,257,496,510	925,821,595	5,713,326,594	3,015,780,499	6,642,848,180	2,657,899,309

End of period	$1,354,951,822	$1,257,496,510	$6,681,296,593	$5,713,326,594	$8,114,841,534	$6,642,848,180

Undistributed (accumulated) net investment income (loss)	$(1,917,238)	$—	$(11,695,178)	$—	$(15,749,285)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–11

LVIP Managed Risk Profile Conservative Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile Conservative Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09
Net asset value, beginning of period	$13.623		$12.850	$12.226	$12.033	$11.287	$9.472

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)		0.200	0.243	0.343	0.311	0.413
Net realized and unrealized gain	0.690		1.049	0.946	0.097	0.862	1.924

Total from investment operations	0.686		1.249	1.189	0.440	1.173	2.337

Less dividends and distributions from:
Net investment income	—		(0.266)	(0.503)	(0.247)	(0.427)	(0.433)
Net realized gain	—		(0.210)	(0.062)	—	—	(0.089)

Total dividends and distributions	—		(0.476)	(0.565)	(0.247)	(0.427)	(0.522)

Net asset value, end of period	$14.309		$13.623	$12.850	$12.226	$12.033	$11.287

Total return[4]	5.04%		9.75%	9.78%	3.69%	10.49%	24.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,621		$67,666	$58,577	$53,689	$50,853	$42,645
Ratio of expenses to average net assets[5]	0.27%		0.28%	0.29%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.27%		0.28%	0.29%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.06%	)	1.49%	1.90%	2.79%	2.67%	4.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.06%	)	1.49%	1.90%	2.69%	2.57%	3.91%
Portfolio turnover	7%		24%	14%	71%	37%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–12

LVIP Managed Risk Profile Conservative Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Managed Risk Profile Conservative Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09
Net asset value, beginning of period	$13.620		$12.849	$12.225	$12.031	$11.287	$9.474

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)		0.166	0.211	0.312	0.282	0.387
Net realized and unrealized gain	0.689		1.047	0.945	0.098	0.860	1.922

Total from investment operations	0.668		1.213	1.156	0.410	1.142	2.309

Less dividends and distributions from:
Net investment income	—		(0.232)	(0.470)	(0.216)	(0.398)	(0.407)
Net realized gain	—		(0.210)	(0.062)	—	—	(0.089)

Total dividends and distributions	—		(0.442)	(0.532)	(0.216)	(0.398)	(0.496)

Net asset value, end of period	$14.288		$13.620	$12.849	$12.225	$12.031	$11.287

Total return[4]	4.90%		9.47%	9.51%	3.45%	10.21%	24.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,280,331		$1,189,830	$867,245	$451,904	$406,775	$331,005
Ratio of expenses to average net assets[5]	0.52%		0.53%	0.54%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.52%		0.53%	0.54%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.31%	)	1.24%	1.65%	2.54%	2.42%	3.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.31%	)	1.24%	1.65%	2.44%	2.32%	3.66%
Portfolio turnover	7%		24%	14%	71%	37%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–13

LVIP Managed Risk Profile Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile Moderate Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09
Net asset value, beginning of period	$13.815		$12.562	$11.844	$11.925	$10.964	$9.071

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.209	0.229	0.286	0.237	0.287
Net realized and unrealized gain (loss)	0.723		1.279	0.900	(0.151)	1.060	2.228

Total from investment operations	0.713		1.488	1.129	0.135	1.297	2.515

Less dividends and distributions from:
Net investment income	—		(0.235)	(0.411)	(0.216)	(0.336)	(0.433)
Net realized gain	—		—	—	—	—	(0.189)

Total dividends and distributions	—		(0.235)	(0.411)	(0.216)	(0.336)	(0.622)

Net asset value, end of period	$14.528		$13.815	$12.562	$11.844	$11.925	$10.964

Total return[4]	5.16%		11.86%	9.59%	1.18%	11.95%	28.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,698		$194,034	$161,420	$143,782	$144,874	$118,173
Ratio of expenses to average net assets[5]	0.27%		0.27%	0.27%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.27%		0.27%	0.27%	0.28%	0.28%	0.29%
Ratio of net investment income (loss) to average net assets	(0.15%	)	1.58%	1.85%	2.36%	2.10%	2.92%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.15%	)	1.58%	1.85%	2.28%	2.02%	2.83%
Portfolio turnover	7%		15%	18%	74%	32%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–14

LVIP Managed Risk Profile Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile Moderate Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$13.814		$12.562	$11.843	$11.924	$10.965	$9.074

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)		0.176	0.198	0.255	0.209	0.263
Net realized and unrealized gain (loss)	0.721		1.278	0.900	(0.150)	1.057	2.225

Total from investment operations	0.694		1.454	1.098	0.105	1.266	2.488

Less dividends and distributions from:
Net investment income	—		(0.202)	(0.379)	(0.186)	(0.307)	(0.408)
Net realized gain	—		—	—	—	—	(0.189)

Total dividends and distributions	—		(0.202)	(0.379)	(0.186)	(0.307)	(0.597)

Net asset value, end of period	$14.508		$13.814	$12.562	$11.843	$11.924	$10.965

Total return[4]	5.02%		11.58%	9.32%	0.92%	11.67%	27.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,468,599		$5,519,293	$2,854,360	$1,263,463	$1,156,976	$954,447
Ratio of expenses to average net assets[5]	0.52%		0.52%	0.52%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.52%		0.52%	0.52%	0.53%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.40%	)	1.33%	1.60%	2.11%	1.85%	2.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.40%	)	1.33%	1.60%	2.03%	1.77%	2.58%
Portfolio turnover	7%		15%	18%	74%	32%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–15

LVIP Managed Risk Profile Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP Managed Risk Profile Growth Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09
Net asset value, beginning of period	$13.290		$11.902	$11.190	$11.420	$10.416	$8.634

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)		0.226	0.234	0.267	0.215	0.191
Net realized and unrealized gain (loss)	0.669		1.384	0.784	(0.270)	1.093	2.277

Total from investment operations	0.656		1.610	1.018	(0.003)	1.308	2.468

Less dividends and distributions from:
Net investment income	—		(0.222)	(0.306)	(0.227)	(0.304)	(0.433)
Net realized gain	—		—	—	—	—	(0.253)
Return of capital	—		— [4]	—	—	—	—

Total dividends and distributions	—		(0.222)	(0.306)	(0.227)	(0.304)	(0.686)

Net asset value, end of period	$13.946		$13.290	$11.902	$11.190	$11.420	$10.416

Total return[5]	4.94%		13.55%	9.15%	0.02%	12.70%	29.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,329		$175,175	$139,866	$128,066	$118,849	$95,887
Ratio of expenses to average net assets[6]	0.26%		0.27%	0.27%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[6]	0.26%		0.27%	0.27%	0.28%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	(0.19%	)	1.78%	2.00%	2.31%	2.01%	2.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.19%	)	1.78%	2.00%	2.23%	1.92%	1.97%
Portfolio turnover	5%		15%	21%	80%	33%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–16

LVIP Managed Risk Profile Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile Growth Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13	12/31/12	Year Ended 12/31/11[2]	12/31/10	12/31/09
Net asset value, beginning of period	$13.292		$11.905	$11.191	$11.421	$10.419	$8.639

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.195	0.205	0.238	0.188	0.168
Net realized and unrealized gain (loss)	0.667		1.383	0.784	(0.270)	1.092	2.275

Total from investment operations	0.638		1.578	0.989	(0.032)	1.280	2.443

Less dividends and distributions from:
Net investment income	—		(0.191)	(0.275)	(0.198)	(0.278)	(0.410)
Net realized gain	—		—	—	—	—	(0.253)
Return of capital	—		— [4]	—	—	—	—

Total dividends and distributions	—		(0.191)	(0.275)	(0.198)	(0.278)	(0.663)

Net asset value, end of period	$13.930		$13.292	$11.905	$11.191	$11.421	$10.419

Total return[5]	4.80%		13.26%	8.88%	(0.24% )	12.42%	28.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,924,513		$6,467,673	$2,518,033	$790,994	$704,511	$584,552
Ratio of expenses to average net assets[6]	0.51%		0.52%	0.52%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[6]	0.51%		0.52%	0.52%	0.53%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.44%	)	1.53%	1.75%	2.06%	1.76%	1.81%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.44%	)	1.53%	1.75%	1.98%	1.67%	1.72%
Portfolio turnover	5%		15%	21%	80%	33%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after the close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Funds–17

LVIP Managed Risk Profile Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Managed Risk Profile Conservative Fund, LVIP Managed Risk Profile Moderate Fund and LVIP Managed Risk Profile Growth Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests a significant portion of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e. index funds). In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and to hedge overall market risk.

The investment objective of LVIP Managed Risk Profile Conservative Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Managed Risk Profile Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Managed Risk Profile Growth Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accured to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalities.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Managed Risk Profile Funds–18

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolios, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Trust reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Administration fees	$27,483	$128,155	$151,338
Legal fees	7,131	33,225	39,228

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2014, each Fund reimburses Lincoln Life for the cost of these services as follows:

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Trading operating fees	$5,354	$25,283	$30,374

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, each Fund had liabilities payable to affiliates as follows:

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Management fees payable to LIAC	$275,714	$1,350,628	$1,634,833
Distribution fees payable to LFD	260,567	1,307,340	1,596,769
Trading operation fees payable to Lincoln Life	857	4,200	5,083

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP Managed Risk Profile Funds–19

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Purchases	$130,775,794	$1,010,371,642	$1,374,940,791
Sales	92,506,357	389,958,861	360,895,738

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Cost of investments	$1,173,217,062	$5,737,811,717	$7,021,785,166

Aggregate unrealized appreciation	$187,043,951	$940,953,142	$1,073,998,030
Aggregate unrealized depreciation	(13,058,113)	(36,368,236)	(29,148,734)

Net unrealized appreciation	$173,985,838	$904,584,906	$1,044,849,296

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, for each Fund will expire as follows:

Year of Expiration	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
2017	$9,758,832	$75,754,365
2018	12,032,362	20,846,885

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term. Losses that will be carried forward under the Act are as follows:

	Tax character
	Short-term	Long-term
LVIP Managed Risk Profile Growth Fund	$12,900,517	$2,712,676

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Managed Risk Profile Funds–20

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP Managed Risk Profile Conservative Fund	LVIP Managed Risk Profile Moderate Fund	LVIP Managed Risk Profile Growth Fund
Investment companies	$1,347,202,900	$6,642,396,623	$8,066,634,462

Futures Contracts	$1,194,801	$5,584,156	$6,399,182

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk Profile Conservative Fund		LVIP Managed Risk Profile Moderate Fund		LVIP Managed Risk Profile Growth Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	717,318	1,579,922	1,405,720	3,622,363	1,611,976	3,440,739
Service Class	8,789,810	36,722,572	58,865,043	194,518,425	95,686,273	288,186,221
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	168,312	—	236,303	—	218,411
Service Class	—	2,747,577	—	5,766,696	—	6,907,820

	9,507,128	41,218,383	60,270,763	204,143,787	97,298,249	298,753,191

Shares redeemed:
Standard Class	(469,270)	(1,339,659)	(809,687)	(2,663,396)	(1,144,997)	(2,229,604)
Service Class	(6,538,881)	(19,608,253)	(12,552,547)	(27,949,913)	(13,404,841)	(20,013,426)

	(7,008,151)	(20,947,912)	(13,362,234)	(30,613,309)	(14,549,838)	(22,243,030)

Net increase	2,498,977	20,270,471	46,908,529	173,530,478	82,748,411	276,510,161

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in fair value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Managed Risk Profile Funds–21

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile Conservative Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts*	$321,417	Variation margin receivable on futures contracts*	$—
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	1,115,945	Variation margin receivable on futures contracts*	(242,561)

Total		$1,437,362		$(242,561)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$221,743	$363,764
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,394,643	(4,162,552)

Total		$7,616,386	$(3,798,788)

LVIP Managed Risk Profile Moderate Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts*	$1,645,793	Variation margin receivable on futures contracts*	$—
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	5,264,678	Variation margin receivable on futures contracts*	(1,326,315)

Total		$6,910,471		$(1,326,315)

LVIP Managed Risk Profile Funds–22

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,312,981)	$1,814,456
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	20,114,446	(18,647,182)

Total		$17,801,465	$(16,832,726)

LVIP Managed Risk Profile Growth Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts*	$2,164,439	Variation margin receivable on futures contracts*	$—
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	5,947,842	Variation margin receivable on futures contracts*	(1,713,099)

Total		$8,112,281		$(1,713,099)

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,943,082)	$2,468,851
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,185,146)	(20,346,460)

Total		$(7,128,228)	$(17,877,609)

LVIP Managed Risk Profile Funds–23

LVIP Managed Risk Profile Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
LVIP Managed Risk Profile Conservative Fund	$146,751,024	$—
LVIP Managed Risk Profile Moderate Fund	658,790,691	13,187,131
LVIP Managed Risk Profile Growth Fund	716,445,171	53,770,951

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Funds–24

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual

Report June 30, 2014

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Managed Risk Profile 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,046.30	0.30%	$1.52
Service Class Shares	1,000.00	1,045.00	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,047.80	0.30%	$1.52
Service Class Shares	1,000.00	1,046.50	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,047.80	0.30%	$1.52
Service Class Shares	1,000.00	1,046.60	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile Target Maturity Funds–1

LVIP Managed Risk Profile Target Maturity Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP Managed Risk Profile 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,049.60	0.30%	$1.52
Service Class Shares	1,000.00	1,048.20	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Managed Risk Profile 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,045.10	0.30%	$1.52
Service Class Shares	1,000.00	1,043.90	0.55%	2.79
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP Managed Risk Profile Target Maturity Funds–2

LVIP Managed Risk Profile Target Maturity Funds

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

LVIP Managed Risk Profile 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	96.95%
Equity Funds	31.69%
Fixed Income Funds	42.59%
International Equity Funds	15.77%
International Fixed Income Fund	6.90%
Unaffiliated Investment Companies	4.10%
Fixed Income Fund	0.99%
International Equity Fund	0.98%
Money Market Fund	2.13%
Total Value of Securities	101.05%
Liabilities Net of Receivables and Other Assets	(1.05%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	95.34%
Equity Funds	37.03%
Fixed Income Funds	32.15%
International Equity Funds	20.34%
International Fixed Income Fund	5.82%
Unaffiliated Investment Companies	4.68%
International Equity Fund	1.92%
Money Market Fund	2.76%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	92.53%
Equity Funds	39.57%
Fixed Income Funds	25.10%
International Equity Funds	23.05%
International Fixed Income Fund	4.81%
Unaffiliated Investment Companies	7.50%
Commodity Fund	0.97%
International Equity Fund	2.86%
Money Market Fund	3.67%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	91.78%
Equity Funds	44.99%
Fixed Income Funds	15.33%
International Equity Funds	27.64%
International Fixed Income Fund	3.82%
Unaffiliated Investment Companies	8.56%
Commodity Fund	0.97%
International Equity Fund	2.84%
Money Market Fund	4.75%
Total Value of Securities	100.34%
Liabilities Net of Receivables and Other Assets	(0.34%)
Total Net Assets	100.00%

LVIP Managed Risk Profile 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.92%
Equity Funds	48.80%
Fixed Income Funds	5.63%
International Equity Funds	34.55%
International Fixed Income Fund	0.94%
Unaffiliated Investment Companies	10.57%
Commodity Fund	0.95%
International Equity Fund	2.78%
Money Market Fund	6.84%
Total Value of Securities	100.49%
Liabilities Net of Receivables and Other Assets	(0.49%)
Total Net Assets	100.00%

LVIP Managed Risk Profile Target Maturity Funds–3

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–96.95%
Equity Funds–31.69%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Special Opportunities Fund	19,826	$889,753
LVIP SSgA S&P 500 Index Fund	809,254	11,481,689
LVIP SSgA Small-Cap Index Fund	48,746	1,342,066
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	20,337	445,825

		14,159,333

Fixed Income Funds–42.59%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	373,476	4,008,523
LVIP Delaware Bond Fund	62,927	884,943
LVIP Delaware Diversified Floating Rate Fund	214,322	2,197,657
LVIP JPMorgan High Yield Fund	74,132	881,874
†LVIP PIMCO Low Duration Bond Fund	87,776	878,637
LVIP SSgA Bond Index Fund	890,054	10,176,876

		19,028,510

International Equity Funds–15.77%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	135,919	1,329,287
LVIP SSgA International Index Fund	576,587	5,715,712

		7,044,999

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.90%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	262,451	$3,084,063

		3,084,063

Total Affiliated Investment Companies (Cost $31,083,147)		43,316,905

UNAFFILIATED INVESTMENT COMPANIES–4.10%
Fixed Income Fund–0.99%
American Funds®–Mortgage FundSM	41,561	442,624

		442,624

International Equity Fund–0.98%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	19,559	436,549

		436,549

Money Market Fund–2.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	952,124	952,124

		952,124

Total Unaffiliated Investment Companies (Cost $1,605,203)		1,831,297

TOTAL VALUE OF SECURITIES–101.05% (Cost $32,688,350)	45,148,202
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.05%)	(470,176)

NET ASSETS APPLICABLE TO 3,528,474 SHARES OUTSTANDING–100.00%	$44,678,026

†	Non-income producing for the period.

*	Standard Class shares.

Class 1 shares.

LVIP Managed Risk Profile Target Maturity Funds–4

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	British Pound Currency	$(209,761)	$(213,688)	9/18/14	$(3,927)
(3)	E-mini MSCI Emerging Markets Index	(156,673)	(156,105)	9/22/14	568
(2)	E-mini Russell 2000 Index	(232,208)	(238,060)	9/22/14	(5,852)
(13)	E-mini S&P 500 Index	(1,258,813)	(1,269,060)	9/22/14	(10,247)
(1)	E-mini S&P MidCap 400 Index	(140,244)	(142,930)	9/22/14	(2,686)
(2)	Euro Currency	(338,286)	(342,450)	9/18/14	(4,164)
(7)	Euro STOXX 50 Index	(312,936)	(309,779)	9/22/14	3,157
(2)	FTSE 100 Index	(229,962)	(229,724)	9/22/14	238
(2)	Japanese Yen Currency	(245,173)	(247,000)	9/18/14	(1,827)
(1)	Nikkei 225 Index (OSE)	(148,457)	(149,632)	9/12/14	(1,175)

		$(3,272,513)			$(25,915)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–5

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.34%
Equity Funds–37.03%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	34,856	$1,622,140
LVIP Delaware Special Opportunities Fund	72,246	3,242,163
LVIP SSgA S&P 500 Index Fund	3,402,680	48,277,219
LVIP SSgA Small-Cap Index Fund	177,637	4,890,714
LVIP SSgA Small-Mid Cap 200 Fund	101,906	1,625,200
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	74,107	1,624,562

		61,281,998

Fixed Income Funds–32.15%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	907,289	9,737,933
LVIP Delaware Diversified Floating Rate Fund	468,581	4,804,832
LVIP JPMorgan High Yield Fund	135,064	1,606,723
†LVIP PIMCO Low Duration Bond Fund	319,848	3,201,676
LVIP SSgA Bond Index Fund	2,961,287	33,859,355

		53,210,519

International Equity Funds–20.34%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	495,288	4,843,918

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	156,588	$1,591,720
LVIP SSgA International Index Fund	2,747,764	27,238,580

		33,674,218

International Fixed Income Fund–5.82%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	819,743	9,632,797

		9,632,797

Total Affiliated Investment Companies (Cost $111,446,626)		157,799,532

UNAFFILIATED INVESTMENT COMPANIES–4.68%
International Equity Fund–1.92%
*Delaware VIP Trust– Delaware VIP Emerging Markets Series	142,542	3,181,545

		3,181,545

Money Market Fund–2.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,556,920	4,556,920

		4,556,920

Total Unaffiliated Investment Companies (Cost $6,539,010)		7,738,465

TOTAL VALUE OF SECURITIES–100.02% (Cost $117,985,636)	165,537,997
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(24,950)

NET ASSETS APPLICABLE TO 13,357,260 SHARES OUTSTANDING–100.00%	$165,513,047

†	Non-income producing for the period.

*	Standard Class shares.

LVIP Managed Risk Profile Target Maturity Funds–6

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	British Pound Currency	$(734,163)	$(747,906)	9/18/14	$(13,743)
(17)	E-mini MSCI Emerging Markets Index	(888,066)	(884,595)	9/22/14	3,471
(9)	E-mini Russell 2000 Index	(1,044,893)	(1,071,270)	9/22/14	(26,377)
(51)	E-mini S&P 500 Index	(4,938,419)	(4,978,620)	9/22/14	(40,201)
(4)	E-mini S&P MidCap 400 Index	(560,977)	(571,720)	9/22/14	(10,743)
(8)	Euro Currency	(1,353,144)	(1,369,800)	9/18/14	(16,656)
(30)	Euro STOXX 50 Index	(1,344,853)	(1,327,625)	9/22/14	17,228
(6)	FTSE 100 Index	(690,092)	(689,173)	9/22/14	919
(5)	Japanese Yen Currency	(612,933)	(617,500)	9/18/14	(4,567)
(4)	Nikkei 225 Index (OSE)	(593,827)	(598,529)	9/12/14	(4,702)

		$(12,761,367)			$(95,371)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–7

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–92.53%
Equity Funds–39.57%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	36,165	$1,683,052
LVIP Delaware Special Opportunities Fund	74,958	3,363,874
LVIP MFS Value Fund	45,842	1,658,796
LVIP SSgA S&P 500 Index Fund	3,883,443	55,098,294
LVIP SSgA Small-Mid Cap 200 Fund	105,732	1,686,221
LVIP T. Rowe Price Growth Stock Fund	56,938	1,677,010
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	153,778	3,371,113

		68,538,360

Fixed Income Funds–25.10%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	470,669	5,051,691
LVIP Delaware Diversified Floating Rate Fund	324,100	3,323,317
LVIP JPMorgan High Yield Fund	140,130	1,666,983
†LVIP PIMCO Low Duration Bond Fund	165,919	1,660,850
LVIP SSgA Bond Index Fund	2,779,763	31,783,808

		43,486,649

International Equity Funds–23.05%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	513,863	5,025,581
LVIP Mondrian International Value Fund	168,493	3,336,002
LVIP SSgA Emerging Markets 100 Fund	162,450	1,651,310
LVIP SSgA International Index Fund	3,018,505	29,922,439

		39,935,332

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.81%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	708,729	$8,328,270

		8,328,270

Total Affiliated Investment Companies (Cost $111,473,997)		160,288,611

UNAFFILIATED INVESTMENT COMPANIES–7.50%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	279,127	1,688,717

		1,688,717

International Equity Fund–2.86%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	221,819	4,951,008

		4,951,008

Money Market Fund–3.67%
Dreyfus Treasury & Agency Cash Management Fund–Institutional Shares	6,363,635	6,363,635

		6,363,635

Total Unaffiliated Investment Companies (Cost $11,284,587)		13,003,360

TOTAL VALUE OF SECURITIES–100.03% (Cost $122,758,584)	173,291,971
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(59,881)

NET ASSETS APPLICABLE TO 13,855,670 SHARES OUTSTANDING–100.00%	$173,232,090

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–8

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	British Pound Currency	$(734,163)	$(747,906)	9/18/14	$(13,743)
(18)	E-mini MSCI Emerging Markets Index	(940,665)	(936,630)	9/22/14	4,035
(5)	E-mini Russell 2000 Index	(580,496)	(595,150)	9/22/14	(14,654)
(51)	E-mini S&P 500 Index	(4,938,419)	(4,978,620)	9/22/14	(40,201)
(4)	E-mini S&P MidCap 400 Index	(560,977)	(571,720)	9/22/14	(10,743)
(8)	Euro Currency	(1,353,144)	(1,369,800)	9/18/14	(16,656)
(28)	Euro STOXX 50 Index	(1,254,812)	(1,239,116)	9/22/14	15,696
(6)	FTSE 100 Index	(690,041)	(689,173)	9/22/14	868
(4)	Japanese Yen Currency	(490,347)	(494,000)	9/18/14	(3,653)
(4)	Nikkei 225 Index (OSE)	(593,827)	(598,529)	9/12/14	(4,702)

		$(12,136,891)			$(83,753)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–9

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–91.78%
Equity Funds–44.99%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	49,949	$2,324,507
LVIP Delaware Special Opportunities Fund	51,702	2,320,244
LVIP MFS Value Fund	63,313	2,290,997
LVIP SSgA S&P 500 Index Fund	3,006,885	42,661,678
LVIP SSgA Small-Mid Cap 200 Fund	73,014	1,164,435
LVIP T. Rowe Price Growth Stock Fund	39,320	1,158,090
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	106,192	2,327,943

		54,247,894

Fixed Income Funds–15.33%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	108,380	1,163,245
LVIP JPMorgan High Yield Fund	96,767	1,151,135
†LVIP PIMCO Low Duration Bond Fund	114,576	1,146,905
LVIP SSgA Bond Index Fund	1,313,385	15,017,241

		18,478,526

International Equity Funds–27.64%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	354,856	3,470,489
LVIP MFS International Growth Fund	304,493	4,594,798
LVIP Mondrian International Value Fund	232,708	4,607,381

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	112,183	$1,140,340
LVIP SSgA International Index Fund.	1,968,660	19,515,325

		33,328,333

International Fixed Income Fund–3.82%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	391,531	4,600,886

		4,600,886

Total Affiliated Investment Companies (Cost $71,696,892)		110,655,639

UNAFFILIATED INVESTMENT COMPANIES–8.56%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	192,748	1,166,128

		1,166,128

International Equity Fund–2.84%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	153,182	3,419,016

		3,419,016

Money Market Fund–4.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,729,691	5,729,691

		5,729,691

Total Unaffiliated Investment Companies (Cost $9,114,348)		10,314,835

TOTAL VALUE OF SECURITIES–100.34% (Cost $80,811,240)	120,970,474
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)	(407,476)

NET ASSETS APPLICABLE TO 9,974,190 SHARES OUTSTANDING–100.00%	$120,562,998

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–10

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5)	British Pound Currency	$(524,402)	$(534,219)	9/18/14	$(9,817)
(13)	E-mini MSCI Emerging Markets Index	(679,305)	(676,455)	9/22/14	2,850
(3)	E-mini Russell 2000 Index	(348,297)	(357,090)	9/22/14	(8,793)
(36)	E-mini S&P 500 Index	(3,485,943)	(3,514,320)	9/22/14	(28,377)
(3)	E-mini S&P MidCap 400 Index	(420,733)	(428,790)	9/22/14	(8,057)
(6)	Euro Currency	(1,014,858)	(1,027,350)	9/18/14	(12,492)
(20)	Euro STOXX 50 Index	(896,842)	(885,083)	9/22/14	11,759
(4)	FTSE 100 Index	(460,095)	(459,448)	9/22/14	647
(3)	Japanese Yen Currency	(367,760)	(370,500)	9/18/14	(2,740)
(2)	Nikkei 225 Index (OSE)	(296,914)	(299,265)	9/12/14	(2,351)

		$(8,495,149)			$(57,371)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–11

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.92%
Equity Funds–48.80%
*Lincoln Variable Insurance Products Trust–LVIP Baron Growth Opportunities Fund	4,900	$228,041
LVIP Delaware Special Opportunities Fund	10,142	455,160
LVIP MFS Value Fund	12,420	449,428
LVIP SSgA S&P 500 Index Fund	653,699	9,274,681
LVIP SSgA Small-Cap Index Fund	8,324	229,177
LVIP SSgA Small-Mid Cap 200 Fund	28,650	456,906
LVIP T. Rowe Price Growth Stock Fund	7,714	227,193
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	20,832	456,669

		11,777,255

Fixed Income Funds–5.63%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	21,260	228,181
†LVIP PIMCO Low Duration Bond Fund	22,475	224,979
LVIP SSgA Bond Index Fund	79,273	906,409

		1,359,569

International Equity Funds–34.55%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	92,813	907,715
LVIP MFS International Growth Fund	44,798	675,997
LVIP Mondrian International Value Fund	45,646	903,749
LVIP SSgA Emerging Markets 100 Fund	44,171	449,001
LVIP SSgA International Index Fund.	545,081	5,403,390

		8,339,852

International Fixed Income Fund–0.94%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	19,201	225,632

		225,632

Total Affiliated Investment Companies (Cost $15,594,074)		21,702,308

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.57%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	37,808	$228,737

		228,737

International Equity Fund–2.78%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	30,050	670,705

		670,705

Money Market Fund–6.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,652,154	1,652,154

		1,652,154

Total Unaffiliated Investment Companies (Cost $2,373,470)		2,551,596

TOTAL VALUE OF SECURITIES–100.49% (Cost $17,967,544)	24,253,904
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.49%)	(117,177)

NET ASSETS APPLICABLE TO 2,090,559 SHARES OUTSTANDING–100.00%	$24,136,727

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

LVIP Managed Risk Profile Target Maturity Funds–12

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	E-mini S&P 500 Index	$(774,654)	$(780,960)	9/22/14	$(6,306)
(3)	Euro Currency	(507,429)	(513,675)	9/18/14	(6,246)
(11)	Euro STOXX 50 Index	(493,414)	(486,796)	9/22/14	6,618

		$(1,775,497)			$(5,934)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–13

LVIP Managed Risk Profile Target Maturity Funds

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
ASSETS:
Investments in affiliated investment companies, at value	$43,316,905	$157,799,532	$160,288,611	$110,655,639	$21,702,308
Investments in unaffiliated investment companies, at value	1,831,297	7,738,465	13,003,360	10,314,835	2,551,596
Cash collateral for derivatives	134,482	537,875	508,550	355,638	85,010
Expense reimbursement from LIAC	5,494	2,749	3,294	4,675	6,044
Cash	2,630	13,800	14,504	9,955	—
Receivable for fund shares sold	2,310	37,188	87,599	71,423	24,342
Receivable for investment companies sold	—	—	8,482	—	—

TOTAL ASSETS	45,293,118	166,129,609	173,914,400	121,412,165	24,369,300

LIABILITIES:
Payable for fund shares redeemed	371,603	343,705	590,993	700,408	151,864
Payable for investment companies purchased	195,598	178,982	—	73,815	41,526
Accrued expenses payable	31,444	32,405	32,944	33,572	30,250
Due to manager and affiliates	10,888	39,831	40,537	29,166	5,838
Variation margin payable on futures contracts	5,559	21,639	17,836	12,206	3,027
Cash overdraft	—	—	—	—	68

TOTAL LIABILITIES	615,092	616,562	682,310	849,167	232,573

TOTAL NET ASSETS	$44,678,026	$165,513,047	$173,232,090	$120,562,998	$24,136,727

Investments in affiliated investment companies, at cost	$31,083,147	$111,446,626	$111,473,997	$71,696,892	$15,594,074
Investments in unaffiliated investment companies, at cost	$1,605,203	$6,539,010	$11,284,587	$9,114,348	$2,373,470

Standard Class:
Net Assets	$36,432,298	$136,099,998	$148,941,108	$98,969,994	$19,675,416
Shares Outstanding	2,876,428	10,980,882	11,910,611	8,183,333	1,703,144
Net Asset Value	$12.666	$12.394	$12.505	$12.094	$11.552

Service Class:
Net Assets	$8,245,728	$29,413,049	$24,290,982	$21,593,004	$4,461,311
Shares Outstanding	652,046	2,376,378	1,945,059	1,790,857	387,415
Net Asset Value	$12.646	$12.377	$12.489	$12.057	$11.516

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$33,497,090	$124,028,041	$125,039,693	$83,042,328	$17,193,611
Accumulated net investment loss	(79,208)	(277,115)	(284,327)	(159,611)	(53,838)
Accumulated net realized gain (loss) on investments	(1,173,793)	(5,694,869)	(1,972,910)	(2,421,582)	716,528
Net unrealized appreciation of investments and derivatives	12,433,937	47,456,990	50,449,634	40,101,863	6,280,426

TOTAL NET ASSETS	$44,678,026	$165,513,047	$173,232,090	$120,562,998	$24,136,727

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–14

LVIP Managed Risk Profile Target Maturity Funds

Statements of Operations

Six Months Ended June 30, 2014 (unaudited)

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$3,816	$29,237	$47,026	$32,593	$8,023

EXPENSES:
Management fees	67,454	262,523	281,653	196,662	47,503
Accounting and administration expenses	16,795	21,990	22,509	20,228	16,285
Distribution expenses-Service Class	10,238	35,841	29,106	25,010	4,857
Reports and statements to shareholders	9,969	12,603	13,193	13,383	9,032
Professional fees	9,906	11,171	11,279	10,737	10,023
Custodian fees	1,978	2,638	3,389	2,760	2,636
Consulting fees	1,832	1,916	1,921	1,885	1,019
Trustees’ fees and expenses	594	2,458	2,431	1,685	417
Pricing fees	118	133	136	130	60
Other	207	1,266	1,829	1,232	790

	119,091	352,539	367,446	273,712	92,622
Less expenses reimbursed	(27,909)	(3,332)	(3,968)	(12,708)	(30,761)

Total operating expenses	91,182	349,207	363,478	261,004	61,861

NET INVESTMENT LOSS	(87,366)	(319,970)	(316,452)	(228,411)	(53,838)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investment companies	2,184	17,160	27,289	18,869	4,627
Sale of investments in affiliated investment companies	3,123,558	11,405,684	12,628,639	9,888,721	2,874,413
Sale of investments in unaffiliated investment companies	35,780	250,436	192,262	116,625	73,403
Foreign currencies	903	12,764	5,574	2,436	3,647
Futures contracts	(261,138)	(908,087)	(1,501,727)	(1,056,108)	(580,431)

Net realized gain	2,901,287	10,777,957	11,352,037	8,970,543	2,375,659

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	(616,808)	(1,678,843)	(2,037,638)	(2,278,141)	(1,057,843)
Investments in unaffiliated investment companies	61,780	130,662	536,674	387,952	47,415
Foreign currencies	(190)	(638)	(578)	(348)	(122)
Futures contracts	89,832	346,034	282,367	155,602	43,830

Net change in unrealized appreciation (depreciation)	(465,386)	(1,202,785)	(1,219,175)	(1,734,935)	(966,720)

NET REALIZED AND UNREALIZED GAIN	2,435,901	9,575,172	10,132,862	7,235,608	1,408,939

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,348,535	$9,255,202	$9,816,410	$7,007,197	$1,355,101

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–15

LVIP Managed Risk Profile Target Maturity Funds

Statements of Changes in Net Assets

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(87,366)	$589,271	$(319,970)	$2,384,153	$(316,452)	$2,580,200
Net realized gain (loss)	2,901,287	323,630	10,777,957	(1,657,389)	11,352,037	(625,984)
Net change in unrealized appreciation (depreciation)	(465,386)	3,827,328	(1,202,785)	20,627,042	(1,219,175)	25,433,406

Net increase in net assets resulting from operations	2,348,535	4,740,229	9,255,202	21,353,806	9,816,410	27,387,622

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(633,407)	—	(2,525,567)	—	(2,698,488)
Service Class	—	(92,657)	—	(311,592)	—	(238,098)

	—	(726,064)	—	(2,837,159)	—	(2,936,586)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,856,617	16,935,242	25,839,470	52,412,873	20,637,813	56,889,961
Service Class	394,321	2,111,035	1,775,908	5,099,624	2,784,774	4,346,431
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	633,407	—	2,525,567	—	2,698,488
Service Class	—	92,657	—	311,592	—	238,098

	8,250,938	19,772,341	27,615,378	60,349,656	23,422,587	64,172,978

Cost of shares redeemed:
Standard Class	(22,288,211)	(17,989,123)	(88,357,647)	(38,648,492)	(95,052,504)	(36,021,486)
Service Class	(1,261,317)	(3,399,751)	(2,227,657)	(4,755,797)	(2,713,824)	(4,713,690)

	(23,549,528)	(21,388,874)	(90,585,304)	(43,404,289)	(97,766,328)	(40,735,176)

Increase (decrease) in net assets derived from capital share transactions	(15,298,590)	(1,616,533)	(62,969,926)	16,945,367	(74,343,741)	23,437,802

NET INCREASE (DECREASE) IN NET ASSETS	(12,950,055)	2,397,632	(53,714,724)	35,462,014	(64,527,331)	47,888,838
NET ASSETS:
Beginning of period	57,628,081	55,230,449	219,227,771	183,765,757	237,759,421	189,870,583

End of period	$44,678,026	$57,628,081	$165,513,047	$219,227,771	$173,232,090	$237,759,421

Undistributed (accumulated) net investment income (loss)	$(79,208)	$8,158	$(277,115)	$42,855	$(284,327)	$32,125

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–16

LVIP Managed Risk Profile Target Maturity Funds

Statement of Changes in Net Assets (continued)

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(228,411)	$1,769,582	$(53,838)	$427,907
Net realized gain (loss)	8,970,543	(696,181)	2,375,659	(436,995)
Net change in unrealized appreciation (depreciation)	(1,734,935)	21,525,487	(966,720)	5,633,794

Net increase in net assets resulting from operations	7,007,197	22,598,888	1,355,101	5,624,706

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,757,852)	—	(441,927)
Service Class	—	(187,102)	—	(34,236)
Net realized gain:
Standard Class	—	—	—	(10,778)
Service Class	—	—	—	(1,038)

	—	(1,944,954)	—	(487,979)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,383,361	35,713,544	7,371,610	16,094,868
Service Class	2,253,275	4,100,982	766,329	977,997
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,757,852	—	452,705
Service Class	—	187,102	—	35,274

	16,636,636	41,759,480	8,137,939	17,560,844

Cost of shares redeemed:
Standard Class	(68,112,607)	(25,098,801)	(26,157,181)	(5,727,048)
Service Class	(833,967)	(2,414,715)	(74,747)	(95,361)

	(68,946,574)	(27,513,516)	(26,231,928)	(5,822,409)

Increase (Decrease) in net assets derived from capital share transactions	(52,309,938)	14,245,964	(18,093,989)	11,738,435

NET INCREASE (DECREASE) IN NET ASSETS	(45,302,741)	34,899,898	(16,738,888)	16,875,162
NET ASSETS:
Beginning of period	165,865,739	130,965,841	40,875,615	24,000,453

End of period	$120,562,998	$165,865,739	$24,136,727	$40,875,615

Undistributed (accumulated) net investment income (loss)	$(159,611)	$68,800	$(53,838)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–17

LVIP Managed Risk Profile 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$12.105		$11.259	$10.604	$10.553	$9.571	$7.899

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)		0.127	0.147	0.180	0.141	0.176
Net realized and unrealized gain (loss)	0.578		0.878	0.756	(0.045)	0.951	1.743

Total from investment operations	0.561		1.005	0.903	0.135	1.092	1.919

Less dividends and distributions from:
Net investment income	—		(0.159)	(0.248)	(0.084)	(0.110)	(0.158)
Net realized gain	—		—	—	—	—	(0.089)

Total dividends and distributions	—		(0.159)	(0.248)	(0.084)	(0.110)	(0.247)

Net asset value, end of period	$12.666		$12.105	$11.259	$10.604	$10.553	$9.571

Total return[4]	4.63%		8.93%	8.54%	1.29%	11.42%	24.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,432		$48,876	$45,927	$24,751	$21,962	$15,684
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.26%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.40%		0.43%	0.54%	0.62%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	(0.29%	)	1.08%	1.33%	1.67%	1.42%	2.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.39%	)	0.95%	1.09%	1.31%	1.01%	1.62%
Portfolio turnover	20%		37%	35%	56%	35%	114%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–18

LVIP Managed Risk Profile 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2010 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$12.101		$11.256	$10.577	$10.553	$9.573	$7.903

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.033)		0.098	0.119	0.153	0.116	0.155
Net realized and unrealized gain (loss)	0.578		0.877	0.754	(0.045)	0.949	1.741

Total from investment operations	0.545		0.975	0.873	0.108	1.065	1.896

Less dividends and distributions from:
Net investment income	—		(0.130)	(0.194)	(0.084)	(0.085)	(0.137)
Net realized gain	—		—	—	—	—	(0.089)

Total dividends and distributions	—		(0.130)	(0.194)	(0.084)	(0.085)	(0.226)

Net asset value, end of period	$12.646		$12.101	$11.256	$10.577	$10.553	$9.573

Total return[4]	4.50%		8.66%	8.27%	1.03%	11.14%	24.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,246		$8,752	$9,303	$10,076	$10,938	$10,945
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.51%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%		0.68%	0.79%	0.87%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets	(0.54%	)	0.83%	1.08%	1.42%	1.17%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.64%	)	0.71%	0.84%	1.06%	0.76%	1.37%
Portfolio turnover	20%		37%	35%	56%	35%	114%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–19

LVIP Managed Risk Profile 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.829		$10.788	$10.159	$10.217	$9.202	$7.547

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		0.137	0.147	0.170	0.141	0.167
Net realized and unrealized gain (loss)	0.581		1.063	0.702	(0.148)	0.962	1.759

Total from investment operations	0.565		1.200	0.849	0.022	1.103	1.926

Less dividends and distributions from:
Net investment income	—		(0.159)	(0.220)	(0.080)	(0.088)	(0.155)
Net realized gain	—		—	—	—	—	(0.116)

Total dividends and distributions	—		(0.159)	(0.220)	(0.080)	(0.088)	(0.271)

Net asset value, end of period	$12.394		$11.829	$10.788	$10.159	$10.217	$9.202

Total return[4]	4.78%		11.13%	8.38%	0.22%	12.00%	25.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,100		$190,689	$158,362	$75,045	$66,870	$42,389
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.26%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%		0.31%	0.36%	0.41%	0.41%	0.45%
Ratio of net investment income (loss) to average net assets	(0.27%	)	1.20%	1.39%	1.64%	1.47%	2.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%	)	1.19%	1.33%	1.49%	1.26%	1.77%
Portfolio turnover	17%		27%	30%	51%	22%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–20

LVIP Managed Risk Profile 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2020 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.827		$10.788	$10.136	$10.219	$9.205	$7.552

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)		0.108	0.120	0.144	0.117	0.146
Net realized and unrealized gain (loss)	0.581		1.062	0.699	(0.147)	0.961	1.758

Total from investment operations	0.550		1.170	0.819	(0.003)	1.078	1.904

Less dividends and distributions from:
Net investment income	—		(0.131)	(0.167)	(0.080)	(0.064)	(0.135)
Net realized gain	—		—	—	—	—	(0.116)

Total dividends and distributions	—		(0.131)	(0.167)	(0.080)	(0.064)	(0.251)

Net asset value, end of period	$12.377		$11.827	$10.788	$10.136	$10.219	$9.205

Total return[4]	4.65%		10.85%	8.10%	(0.02% )	11.72%	25.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,413		$28,539	$25,404	$26,568	$24,450	$19,462
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.51%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%		0.56%	0.61%	0.66%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets	(0.52%	)	0.95%	1.14%	1.39%	1.22%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.52%	)	0.94%	1.08%	1.24%	1.01%	1.52%
Portfolio turnover	17%		27%	30%	51%	22%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–21

LVIP Managed Risk Profile 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.934		$10.627	$10.030	$10.154	$9.096	$7.298

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)		0.140	0.155	0.164	0.126	0.160
Net realized and unrealized gain (loss)	0.586		1.320	0.634	(0.220)	1.012	1.869

Total from investment operations	0.571		1.460	0.789	(0.056)	1.138	2.029

Less dividends and distributions from:
Net investment income	—		(0.153)	(0.192)	(0.068)	(0.080)	(0.139)
Net realized gain	—		—	—	—	—	(0.092)

Total dividends and distributions	—		(0.153)	(0.192)	(0.068)	(0.080)	(0.231)

Net asset value, end of period	$12.505		$11.934	$10.627	$10.030	$10.154	$9.096

Total return[4]	4.78%		13.74%	7.90%	(0.54% )	12.52%	27.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,941		$214,620	$169,078	$70,935	$61,744	$41,203
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.26%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%		0.31%	0.36%	0.43%	0.43%	0.48%
Ratio of net investment income (loss) to average net assets	(0.26%	)	1.23%	1.48%	1.59%	1.34%	1.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26%	)	1.22%	1.42%	1.42%	1.11%	1.69%
Portfolio turnover	12%		24%	25%	56%	23%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–22

LVIP Managed Risk Profile 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2030 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.933		$10.628	$10.007	$10.156	$9.100	$7.303

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)		0.111	0.128	0.138	0.102	0.140
Net realized and unrealized gain (loss)	0.586		1.319	0.634	(0.219)	1.010	1.869

Total from investment operations	0.556		1.430	0.762	(0.081)	1.112	2.009

Less dividends and distributions from:
Net investment income	—		(0.125)	(0.141)	(0.068)	(0.056)	(0.120)
Net realized gain	—		—	—	—	—	(0.092)

Total dividends and distributions	—		(0.125)	(0.141)	(0.068)	(0.056)	(0.212)

Net asset value, end of period	$12.489		$11.933	$10.628	$10.007	$10.156	$9.100

Total return[4]	4.66%		13.46%	7.63%	(0.79% )	12.23%	27.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,291		$23,139	$20,793	$17,447	$16,210	$14,262
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.51%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%		0.56%	0.61%	0.68%	0.68%	0.73%
Ratio of net investment income (loss) to average net assets	(0.51%	)	0.98%	1.23%	1.34%	1.09%	1.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.51%	)	0.97%	1.17%	1.17%	0.86%	1.44%
Portfolio turnover	12%		24%	25%	56%	23%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–23

LVIP Managed Risk Profile 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.523		$10.009	$9.503	$9.704	$8.602	$6.726

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)		0.132	0.135	0.142	0.119	0.138
Net realized and unrealized gain (loss)	0.586		1.523	0.539	(0.284)	1.055	1.934

Total from investment operations	0.571		1.655	0.674	(0.142)	1.174	2.072

Less dividends and distributions from:
Net investment income	—		(0.141)	(0.168)	(0.059)	(0.072)	(0.103)
Net realized gain	—		—	—	—	—	(0.093)

Total dividends and distributions	—		(0.141)	(0.168)	(0.059)	(0.072)	(0.196)

Net asset value, end of period	$12.094		$11.523	$10.009	$9.503	$9.704	$8.602

Total return[4]	4.96%		16.54%	7.12%	(1.46% )	13.66%	30.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,970		$146,675	$116,009	$52,039	$43,617	$28,560
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.26%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%		0.33%	0.40%	0.47%	0.51%	0.58%
Ratio of net investment income (loss) to average net assets	(0.26%	)	1.22%	1.37%	1.44%	1.35%	1.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	1.19%	1.27%	1.23%	1.04%	1.45%
Portfolio turnover	12%		25%	28%	65%	19%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–24

LVIP Managed Risk Profile 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2040 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)				Year Ended 12/31/11[2]
			12/31/13	12/31/12		12/31/10	12/31/09
Net asset value, beginning of period	$11.503		$9.993	$9.465	$9.690	$8.591	$6.729

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.105	0.110	0.117	0.097	0.119
Net realized and unrealized gain (loss)	0.583		1.518	0.537	(0.283)	1.052	1.932

Total from investment operations	0.554		1.623	0.647	(0.166)	1.149	2.051

Less dividends and distributions from:
Net investment income	—		(0.113)	(0.119)	(0.059)	(0.050)	(0.096)
Net realized gain	—		—	—	—	—	(0.093)

Total dividends and distributions	—		(0.113)	(0.119)	(0.059)	(0.050)	(0.189)

Net asset value, end of period	$12.057		$11.503	$9.993	$9.465	$9.690	$8.591

Total return[4]	4.82%		16.25%	6.86%	(1.71% )	13.38%	30.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,593		$19,191	$14,957	$12,522	$11,553	$8,191
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.51%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%		0.58%	0.65%	0.72%	0.76%	0.83%
Ratio of net investment income (loss) to average net assets	(0.51%	)	0.97%	1.12%	1.19%	1.10%	1.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%	)	0.94%	1.02%	0.98%	0.79%	1.20%
Portfolio turnover	12%		25%	28%	65%	19%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective after close of business on April 29, 2011, Wilshire Associates Incorporated no longer serves as the Fund’s Sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–25

LVIP Managed Risk Profile 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Standard Class
	Six Months Ended 6/30/14[1]		Year Ended		5/2/11[2] to
	(unaudited)		12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$11.054		$9.401	$8.953	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.138	0.157	0.128
Net realized and unrealized gain (loss)	0.512		1.651	0.379	(1.175)

Total from investment operations	0.498		1.789	0.536	(1.047)

Less dividends and distributions from:
Net investment income	—		(0.133)	(0.088)	—
Return of capital	—		(0.003)	—	—

Total dividends and distributions	—		(0.136)	(0.088)	—

Net asset value, end of period	$11.552		$11.054	$9.401	$8.953

Total return[4]	4.51%		19.04%	6.01%	(10.47%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,676		$37,291	$21,788	$1,603
Ratio of expenses to average net assets[5]	0.30%		0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%		0.55%	0.94%	4.78%
Ratio of net investment income (loss) to average net assets	(0.26%	)	1.34%	1.70%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42%	)	1.09%	1.06%	(2.36%	)
Portfolio turnover	23%		24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–26

LVIP Managed Risk Profile 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Managed Risk Profile 2050 Fund Service Class
	Six Months Ended 6/30/14[1]		Year Ended		5/2/11[2] to
	(unaudited)		12/31/13	12/31/12	12/31/11
Net asset value, beginning of period	$11.032		$9.385	$8.938	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.112	0.133	0.115
Net realized and unrealized gain (loss)	0.512		1.645	0.379	(1.177)

Total from investment operations	0.484		1.757	0.512	(1.062)

Less dividends and distributions from:
Net investment income	—		(0.107)	(0.065)	—
Return of capital	—		(0.003)	—	—

Total dividends and distributions	—		(0.110)	(0.065)	—

Net asset value, end of period	$11.516		$11.032	$9.385	$8.938

Total return[4]	4.39%		18.73%	5.74%	(10.62%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,461		$3,585	$2,212	$1,734
Ratio of expenses to average net assets[5]	0.55%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%		0.80%	1.19%	5.03%
Ratio of net investment income (loss) to average net assets	(0.51%	)	1.09%	1.45%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.67%	)	0.84%	0.81%	(2.61%	)
Portfolio turnover	23%		24%	30%	68%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Managed Risk Profile Target Maturity Funds–27

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Managed Risk Profile 2010 Fund, LVIP Managed Risk Profile 2020 Fund, LVIP Managed Risk Profile 2030 Fund, LVIP Managed Risk Profile 2040 Fund and LVIP Managed Risk Profile 2050 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invest a significant portion of its assets in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities, and employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and to hedge overall market risk.

The Funds are Managed Risk Profile Target Maturity Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Future contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Managed Risk Profile Target Maturity Funds–28

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Funds (including LIAC).

LIAC has contractually agreed to reimburse each Fund to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.30% of each Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class). The agreement will continue at least through July 1, 2014, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimbursed Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Administration fees	$1,231	$4,790	$5,147	$3,583	$882
Legal fees	319	1,241	1,335	929	229

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2014, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Trading operation fees	$226	$884	$949	$662	$161

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Funds had receivables from and liabilities payable to affiliates as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Expense reimbursement from LIAC	$5,494	$2,749	$3,294	$4,675	$6,044
Management fees payable to LIAC	9,166	33,718	35,478	24,704	4,924
Distribution fees payable to LFD	1,693	6,008	4,949	4,386	898
Trading operation fees payable to Lincoln Life	29	105	110	76	16

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

LVIP Managed Risk Profile Target Maturity Funds–29

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2014, Lincoln Life directly owned 49.89% of the LVIP Managed Risk Profile 2050 Fund Service Class shares.

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Purchases	$10,380,775	$34,071,822	$25,369,386	$18,097,600	$7,836,719
Sales	25,414,211	97,076,870	98,908,915	69,000,642	25,225,453

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Cost of investments	$33,071,250	$119,467,009	$124,592,771	$82,771,020	$18,232,731

Aggregate unrealized appreciation	$12,459,852	$47,552,361	$50,533,387	$40,159,234	$6,286,360
Aggregate unrealized depreciation	(382,900)	(1,481,373)	(1,834,187)	(1,959,780)	(265,187)

Net unrealized appreciation	$12,076,952	$46,070,988	$48,699,200	$38,199,454	$6,021,173

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, for each Fund will expire as follows:

Year of Expiration	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund
2017	$1,954,717	$5,939,048	$2,757,417	$219,157

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Loss carryforward character:	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Short-term	$1,872,160	$1,865,642	$1,889,561	$312,598
Long-term	642,448	627,233	1,686,350	86,000

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Managed Risk Profile Target Maturity Funds–30

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP Managed Risk Profile 2010 Fund	LVIP Managed Risk Profile 2020 Fund	LVIP Managed Risk Profile 2030 Fund	LVIP Managed Risk Profile 2040 Fund	LVIP Managed Risk Profile 2050 Fund
Investment Companies	$45,148,202	$165,537,997	$173,291,971	$120,970,474	$24,253,904

Futures Contracts	$(25,915)	$(95,371)	$(83,753)	$(57,371)	$(5,934)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Managed Risk Profile 2010 Fund		LVIP Managed Risk Profile 2020 Fund		LVIP Managed Risk Profile 2030 Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	641,272	1,438,056	2,169,668	4,609,173	1,714,991	5,011,844
Service Class	32,016	178,996	148,947	449,554	231,599	383,605
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	52,443	—	214,067	—	226,745
Service Class	—	7,674	—	26,413	—	20,007

	673,288	1,677,169	2,318,615	5,299,207	1,946,590	5,642,201

Shares redeemed:
Standard Class	(1,802,481)	(1,532,055)	(7,309,720)	(3,381,085)	(7,788,753)	(3,164,062)
Service Class	(103,221)	(289,927)	(185,572)	(417,755)	(225,656)	(420,886)

	(1,905,702)	(1,821,982)	(7,495,292)	(3,798,840)	(8,014,409)	(3,584,948)

Net increase (decrease)	(1,232,414)	(144,813)	(5,176,677)	1,500,367	(6,067,819)	2,057,253

	LVIP Managed Risk Profile 2040 Fund		LVIP Managed Risk Profile 2050 Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	1,240,306	3,301,672	667,133	1,570,348
Service Class	194,409	378,712	69,355	95,325
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	153,016	—	41,099
Service Class	—	16,315	—	3,208

	1,434,715	3,849,715	736,488	1,709,980

Shares redeemed:
Standard Class	(5,785,312)	(2,317,346)	(2,337,564)	(555,453)
Service Class	(71,892)	(223,494)	(6,896)	(9,318)

	(5,857,204)	(2,540,840)	(2,344,460)	(564,771)

Net increase (decrease)	(4,422,489)	1,308,875	(1,607,972)	1,145,209

LVIP Managed Risk Profile Target Maturity Funds–31

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Managed Risk Profile 2010 Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$3,963	Variation margin payable on futures contracts*	$(19,960)
Currency contracts (Futures contracts)	Variation margin payable on futures contracts*	—	Variation margin payable on futures contracts*	(9,918)

Total		$3,963		$(29,878)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(261,005)	$103,633
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(133)	(13,801)

Total		$(261,138)	$89,832

LVIP Managed Risk Profile Target Maturity Funds–32

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2020 Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$21,618	Variation margin payable on futures contracts*	$(82,023)
Currency contracts (Futures contracts)	Variation margin payable on futures contracts*	—	Variation margin payable on futures contracts*	(34,966)

Total		$21,618		$(116,989)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(909,783)	$387,144
Currency contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,696	(41,110)

Total		$(908,087)	$346,034

LVIP Managed Risk Profile 2030 Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$20,599	Variation margin payable on futures contracts*	$(70,300)
Currency contracts (Futures contracts)	Variation margin payable on futures contracts*	—	Variation margin payable on futures contracts*	(34,052)

Total		$20,599		$(104,352)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,462,602)	$320,622
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(39,125)	(38,255)

Total		$(1,501,727)	$282,367

LVIP Managed Risk Profile Target Maturity Funds–33

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP Managed Risk Profile 2040 Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$15,256	Variation margin payable on futures contracts*	$(47,578)
Currency contracts (Futures contracts)	Variation margin payable on futures contracts*	—	Variation margin payable on futures contracts*	(25,049)

Total		$15,256		$(72,627)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,053,310)	$182,159
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,798)	(26,557)

Total		$(1,056,108)	$155,602

LVIP Managed Risk Profile 2050 Fund

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	$6,618	Variation margin payable on futures contracts*	$(6,306)
Equity contracts (Futures contracts)	Variation margin payable on futures contracts*	—	Variation margin payable on futures contracts*	(6,246)

Total		$6,618		$(12,552)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(550,592)	$50,011
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(29,839)	(6,181)

Total		$(580,431)	$43,830

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended June 30, 2014.

LVIP Managed Risk Profile Target Maturity Funds–34

LVIP Managed Risk Profile Target Maturity Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	Asset Derivative Volume Future Contracts (Average Notional Value)	Liability Derivative Volume Future Contracts (Average Notional Value)
LVIP Managed Risk Profile 2010 Fund	$—	$3,958,750
LVIP Managed Risk Profile 2020 Fund	—	15,655,784
LVIP Managed Risk Profile 2030 Fund	—	15,552,225
LVIP Managed Risk Profile 2040 Fund	—	11,206,292
LVIP Managed Risk Profile 2050 Fund	—	4,103,621

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds–35

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,035.00	0.79%	$3.99
Service Class Shares	1,000.00	1,033.70	1.04%	5.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	98.47%
Australia	1.04%
Belgium	0.85%
Brazil	1.71%
Canada	4.08%
Chile	0.33%
China	0.46%
Denmark	3.38%
Finland	0.50%
France	14.12%
Germany	9.06%
Hong Kong	3.39%
India	0.81%
Ireland	4.49%
Israel	1.13%
Italy	1.80%
Japan	11.49%
Netherlands	0.54%
Panama	1.18%
Peru	0.92%
Portugal	0.29%
Republic of Korea	1.15%
Russia	0.46%
Spain	1.04%
Sweden	1.19%
Switzerland	11.03%
Taiwan	1.66%
Thailand	0.49%
United Kingdom	18.78%
United States	1.10%
Money Market Fund	1.13%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.24%
Airlines	1.18%
Automobiles	3.13%
Banks	6.58%
Beverages	5.08%
Capital Markets	3.17%
Chemicals	6.01%
Commercial Services & Supplies	0.28%
Communications Equipment	1.19%
Consumer Finance	0.70%
Diversified Financial Services	0.64%
Electrical Equipment	2.82%
Energy Equipment & Services	1.65%
Food & Staples Retailing	2.19%
Food Products	6.35%
Health Care Equipment & Supplies	1.96%
Health Care Providers & Services	0.48%
Hotels, Restaurants & Leisure	4.45%
Household Durables	0.42%
Household Products	2.55%
Insurance	1.83%
Internet Software & Services	0.41%
IT Services	3.23%
Life Sciences Tools & Services	1.10%
Machinery	2.61%
Marine	0.56%
Media	1.35%
Metals & Mining	1.04%
Multiline Retail	0.95%
Oil, Gas & Consumable Fuels	3.33%
Personal Products	0.95%
Pharmaceuticals	6.36%
Professional Services	2.90%
Road & Rail	2.52%
Semiconductors & Semiconductor Equipment	2.40%
Software	3.45%
Specialty Retail	0.90%
Textiles, Apparel & Luxury Goods	6.32%
Tobacco	1.87%
Trading Companies & Distributors	1.21%
Wireless Telecommunication Services	1.11%
Total	98.47%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	3.19%
Danone	2.74%
Compass Group	2.70%
LVMH Moet Hennessy Louis Vuitton	2.54%
Canadian National Railway	2.52%
Bayer	2.39%
Pernod-Ricard	2.02%
Honda Motor	1.95%
Japan Tobacco	1.87%
Accenture Class A	1.87%
Total	23.79%

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.47%
Australia–1.04%
Rio Tinto	167,383	$9,362,585

		9,362,585

Belgium–0.85%
†KBC Groep	141,791	7,717,356

		7,717,356

Brazil–1.71%
BM&FBovespa	1,094,304	5,760,668
Cia Hering	57,900	581,293
Itau Unibanco Holding ADR	257,634	3,704,777
Lojas Renner	51,788	1,660,123
M Dias Branco	86,268	3,784,195

		15,491,056

Canada–4.08%
Canadian National Railway	350,659	22,799,848
Dollarama	83,899	6,908,682
Suncor Energy	168,590	7,190,181

		36,898,711

Chile–0.33%
Banco Santander Chile ADR	112,116	2,965,468

		2,965,468

■China–0.46%
Guangzhou Automobile Group	3,596,000	4,166,532

		4,166,532

Denmark–3.38%
Carlsberg Class B	125,918	13,563,567
Chr Hansen Holding	136,531	5,749,809
Novo Nordisk Class B	244,123	11,235,899

		30,549,275

Finland–0.50%
Kone Class B	108,651	4,534,521

		4,534,521

France–14.12%
Air Liquide	62,461	8,432,670
Cie Generale d’Optique Essilor International	52,059	5,520,774
Danone	333,851	24,794,486
Dassault Systemes	55,784	7,176,875
Legrand	78,424	4,798,367
L’Oreal	49,995	8,615,144
LVMH Moet Hennessy Louis Vuitton	118,952	22,932,804
Pernod-Ricard	151,909	18,241,723
Publicis Groupe	91,241	7,738,272
Schneider Electric	135,732	12,777,259
Technip	59,939	6,556,690

		127,585,064

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–9.06%
Adidas	55,201	$5,590,946
Bayer	152,686	21,565,086
Brenntag	61,315	10,956,201
Fresenius Medical Care	64,129	4,310,526
Linde	74,192	15,776,523
SAP	178,990	13,822,628
Symrise	181,394	9,884,033

		81,905,943

■Hong Kong–3.39%
AIA Group	3,285,000	16,509,029
Dairy Farm International Holdings	267,300	2,849,418
Li & Fung	7,592,000	11,245,448

		30,603,895

India–0.81%
HDFC Bank ADR	155,707	7,290,202

		7,290,202

Ireland–4.49%
Accenture Class A	209,087	16,902,593
Experian	589,986	9,976,730
Paddy Power	63,752	4,190,036
Shire	121,656	9,515,669

		40,585,028

Israel–1.13%
NICE Systems ADR	249,218	10,170,587

		10,170,587

Italy–1.80%
Prysmian	350,900	7,927,752
†Saipem	309,415	8,346,230

		16,273,982

Japan–11.49%
Aeon Financial Service	241,400	6,311,687
Honda Motor	505,000	17,630,015
Inpex	630,600	9,585,195
Japan Tobacco	464,200	16,920,403
Lawson	118,800	8,911,612
Nippon Paint	116,000	2,454,760
Nitto Denko	49,300	2,309,896
OBIC	317,800	10,476,751
SoftBank	134,900	10,043,436
Sundrug	123,000	5,475,300
Toyota Motor	108,200	6,497,447
Unicharm	120,900	7,204,000

		103,820,502

Netherlands–0.54%
Akzo Nobel	65,613	4,918,773

		4,918,773

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Panama–1.18%
Copa Holdings Class A	74,671	$10,645,844

		10,645,844

Peru–0.92%
Credicorp	53,249	8,278,622

		8,278,622

Portugal–0.29%
Jeronimo Martins	157,404	2,589,538

		2,589,538

Republic of Korea–1.15%
NAVER	4,462	3,681,591
Samsung Electronics	5,129	6,700,136

		10,381,727

Russia–0.46%
Sberbank of Russia ADR	411,086	4,164,301

		4,164,301

Spain–1.04%
Amadeus IT Holding	44,293	1,826,723
Inditex	48,985	7,538,973

		9,365,696

Sweden–1.19%
Ericsson Class B	890,565	10,760,605

		10,760,605

Switzerland–11.03%
Cie Financiere Richemont	91,355	9,585,142
†Julius Baer Group	191,332	7,887,577
Kuehne & Nagel International	38,320	5,098,675
Nestle	371,821	28,803,183
Roche Holding	50,847	15,164,945
Schindler Holding	35,106	5,336,065
Sonova Holding	80,010	12,206,521
†UBS	852,346	15,636,995

		99,719,103

Taiwan–1.66%
Taiwan Semiconductor Manufacturing ADR	699,665	14,965,834

		14,965,834

Thailand–0.49%
Kasikornbank NVDR	706,100	4,440,333

		4,440,333

United Kingdom–18.78%
Aberdeen Asset Management	663,484	5,154,425
Bellway	141,739	3,799,012
BG Group	629,931	13,315,256
Burberry Group	304,603	7,731,521
Capita	502,372	9,845,108

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group	1,400,749	$24,382,086
Croda International	127,106	4,788,237
Diageo	440,040	14,053,788
HSBC Holdings	951,530	9,655,917
Intertek Group	136,060	6,401,692
Reckitt Benckiser Group	181,638	15,855,008
†Rolls-Royce Holdings	611,415	11,186,736
Serco Group	399,140	2,496,906
Standard Chartered	548,749	11,214,183
Weir Group	306,730	13,749,324
Whitbread	154,443	11,654,615
WPP	204,423	4,457,474

		169,741,288

United States–1.10%
†Mettler-Toledo International	39,255	9,938,581

		9,938,581

Total Common Stock (Cost $757,868,473)		889,830,952

MONEY MARKET FUND–1.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,184,367	10,184,367

Total Money Market Fund (Cost $10,184,366)		10,184,367

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.60% (Cost $768,052,839)	$900,015,319
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	3,609,028

NET ASSETS APPLICABLE TO 59,881,077 SHARES OUTSTANDING–100.00%	$903,624,347

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($735,619,494 / 48,747,106 Shares)	$15.091

NET ASSET VALUE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($168,004,853 / 11,133,971 Shares)	$15.089

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$815,727,686
Undistributed net investment income	8,493,202
Accumulated net realized loss on investments	(52,580,599)
Net unrealized appreciation of investments and derivatives.	131,984,058

Total net assets	$903,624,347

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $869,616 represents payable for securities purchased and $227,422 represents payable for fund shares redeemed as of June 30, 2014.

The following foreign currency exchange contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	65,460	USD	(89,096)	7/1/14	$536
BCLY	GBP	200,588	USD	(341,501)	7/1/14	1,813
BNYM	CAD	(997,329)	USD	935,073	7/3/14	315
BNYM	THB	4,990,566	USD	(153,726)	7/2/14	103
BNYM	THB	757,550	USD	(23,358)	7/3/14	(8)
CITI	CAD	(213,207)	USD	199,772	7/7/14	(37)
CS	EUR	7,945	USD	(10,840)	7/2/14	39
DB	EUR	55,763	USD	(76,363)	7/3/14	(8)
GSC	CAD	(293,511)	USD	274,456	7/2/14	(648)
GSC	GBP	9,493	USD	(16,154)	7/2/14	93
GSC	GBP	67,695	USD	(115,797)	7/3/14	64

						$2,262

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CS–Credit Suisse

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

NVDR– Non-Voting Depositary Receipt

THB–Thailand Baht

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$12,973,505
Interest	1,568
Foreign tax withheld	(1,208,909)

11,766,164

EXPENSES:
Management fees	3,399,211
Distribution fees-Service Class	200,177
Accounting and administration expenses	99,200
Custodian fees	74,366
Reports and statements to shareholders	41,345
Professional fees.	19,097
Trustees’ fees and expenses	7,830
Pricing fees	5,703
Consulting fees	1,170
Other	3,276

3,851,375
Less management fees waived	(407,855)

Total operating expenses	3,443,520

NET INVESTMENT INCOME	8,322,644

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,675,725
Foreign currencies	(79,093)
Foreign currency exchange contracts	53,844

Net realized gain	4,650,476

Net change in unrealized appreciation (depreciation) of:
Investments	18,472,030
Foreign currencies	14,701
Foreign currency exchange contracts	(10,574)

Net change in unrealized appreciation (depreciation)	18,476,157

NET REALIZED AND UNREALIZED GAIN	23,126,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,449,277

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,322,644	$4,702,437
Net realized gain (loss)	4,650,476	(3,090,178)
Net change in unrealized appreciation (depreciation)	18,476,157	65,686,598

Net increase in net assets resulting from operations	31,449,277	67,298,857

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,470,029)
Service Class	—	(840,271)

	—	(5,310,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	122,786,221	416,348,820
Service Class	13,836,550	31,305,937
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,470,029
Service Class	—	840,271

	136,622,771	452,965,057

Cost of shares redeemed:
Standard Class	(21,636,531)	(19,524,057)
Service Class	(11,013,854)	(28,336,224)

	(32,650,385)	(47,860,281)

Increase in net assets derived fromcapital share transactions	103,972,386	405,104,776

NET INCREASE IN NET ASSETS	135,421,663	467,093,333
NET ASSETS:
Beginning of period	768,202,684	301,109,351

End of period	$903,624,347	$768,202,684

Undistributed net investment income	$8,493,202	$170,588

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10[2]	12/31/09

Net asset value, beginning of period	$14.580	$12.935	$10.913	$12.500	$11.135	$8.263

Income (loss) from investment operations:
Net investment income[3]	0.150	0.133	0.155	0.157	0.102	0.086
Net realized and unrealized gain (loss)	0.361	1.625	1.960	(1.392)	1.351	2.875

Total from investment operations	0.511	1.758	2.115	(1.235)	1.453	2.961

Less dividends and distributions from:
Net investment income	—	(0.113)	(0.093)	(0.352)	(0.088)	(0.089)

Total dividends and distributions	—	(0.113)	(0.093)	(0.352)	(0.088)	(0.089)

Net asset value, end of period	$15.091	$14.580	$12.935	$10.913	$12.500	$11.135

Total return[4]	3.50%	13.61%	19.40%	(9.87% )	13.11%	35.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$735,619	$608,707	$163,120	$70,248	$217,264	$217,756
Ratio of expenses to average net assets	0.79%	0.86%	1.01%	1.00%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.95%	1.06%	1.05%	1.05%	1.06%
Ratio of net investment income to average net assets	2.09%	0.96%	1.29%	1.27%	0.93%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	0.87%	1.24%	1.22%	0.91%	0.88%
Portfolio turnover	9%	29%	36%	69%	207%	118%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10[2]	12/31/09

Net asset value, beginning of period	$14.597	$12.952	$10.928	$12.516	$11.152	$8.277

Income (loss) from investment operations:
Net investment income[3]	0.132	0.097	0.125	0.123	0.075	0.061
Net realized and unrealized gain (loss)	0.360	1.626	1.962	(1.389)	1.350	2.879

Total from investment operations	0.492	1.723	2.087	(1.266)	1.425	2.940

Less dividends and distributions from:
Net investment income	—	(0.078)	(0.063)	(0.322)	(0.061)	(0.065)

Total dividends and distributions	—	(0.078)	(0.063)	(0.322)	(0.061)	(0.065)

Net asset value, end of period	$15.089	$14.597	$12.952	$10.928	$12.516	$11.152

Total return[4]	3.37%	13.32%	19.11%	(10.10% )	12.82%	35.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,005	$159,496	$137,989	$117,407	$100,331	$56,063
Ratio of expenses to average net assets	1.04%	1.11%	1.26%	1.25%	1.28%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.20%	1.31%	1.30%	1.30%	1.31%
Ratio of net investment income to average net assets	1.84%	0.71%	1.04%	1.02%	0.68%	0.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	0.62%	0.99%	0.97%	0.66%	0.63%
Portfolio turnover	9%	29%	36%	69%	207%	118%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing October 1, 2010, Massachusetts Financial Services Company (MFS) replaced Marsico Capital Management, LLC as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commissions rebates for the six months ended June 30, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $17,230 and $4,464, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$536,940
Distribution fees payable to LFD	34,472

Certain officers and trustees of the Fund are also officers or directors of the Companies and received no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$178,434,215
Sales	69,283,731

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Fund were as follows:

Cost of investments	$774,371,696

Aggregate unrealized appreciation	$153,343,537
Aggregate unrealized depreciation	(27,699,914)

Net unrealized appreciation	$125,643,623

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $50,981,161 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $17,856,965 expires in 2016 and $24,423,915 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$3,248,008	$5,452,273

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock.	$889,830,952	$—	$889,830,952
Money Market Fund	10,184,367	—	10,184,367

Total	$900,015,319	$—	$900,015,319

Foreign Currency Exchange Contracts	$—	$2,262	$2,262

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	8,479,014	30,242,034
Service Class	961,393	2,270,407
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	314,487
Service Class	—	59,147

	9,440,407	32,886,075

Shares redeemed:
Standard Class	(1,482,435)	(1,416,266)
Service Class	(754,339)	(2,056,764)

	(2,236,774)	(3,473,030)

Net increase	7,203,633	29,413,045

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$2,963	Receivables and other assets net of liabilities	$(701)

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$53,844	$(10,574)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$2,053,711	$(779,399)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 please call 1-800-4LINCOLN(454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund–15

LVIP MFS International Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP MFS International Growth RPM Fund

LVIP MFS International Growth RPM Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,026.60	0.20%	$1.00
Service Class Shares	1,000.00	1,025.30	0.45%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP MFS International Growth RPM Fund–1

LVIP MFS International Growth RPM Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.61%
International Equity Fund	92.61%
Unaffiliated Investment Company	5.98%
Money Market Fund	5.98%
Total Value of Securities	98.59%
Receivables and Other Assets Net of Liabilities	1.41%
Total Net Assets	100.00%

LVIP MFS International Growth RPM Fund–2

LVIP MFS International Growth RPM Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.61%
International Equity Fund–92.61%
*Lincoln Variable Insurance Products Trust–LVIP MFS International Growth Fund	4,788,214	$72,254,142

Total Affiliated Investment Company (Cost $68,181,495)		72,254,142

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–5.98%
Money Market Fund–5.98%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	4,661,052	$4,661,052

Total Unaffiliated Investment Company (Cost $4,661,052)		4,661,052

TOTAL VALUE OF SECURITIES–98.59% (Cost $72,842,547)	76,915,194
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.41%	1,103,672

NET ASSETS APPLICABLE TO 7,463,400 SHARES OUTSTANDING–100.00%.	$78,018,866

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
27	British Pound Currency	$2,844,239	$2,884,782	9/18/14	$40,543
28	Euro Currency	4,751,670	4,794,300	9/18/14	42,630
108	Euro STOXX 50 Index	4,850,496	4,779,449	9/22/14	(71,047)
23	FTSE 100 Index	2,650,382	2,641,829	9/22/14	(8,553)
28	Japan Yen Currency	3,444,264	3,458,000	9/18/14	13,736
25	Nikkei 225 Index	3,707,684	3,740,808	9/12/14	33,124

		$22,248,735			$50,433

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–3

LVIP MFS International Growth RPM Fund

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$72,254,142
Investments in unaffiliated investment company, at value	4,661,052
Cash collateral for derivatives	834,381
Receivable for fund shares sold	427,281
Variation margin receivable on futures contracts	53,346
Cash	11,600
Expense reimbursement receivable from LIAC	8,641
Dividends receivable from investment companies	1

TOTAL ASSETS	78,250,444

LIABILITIES:
Payable for investment companies shares purchased	111,566
Payable for fund shares redeemed	70,805
Due to manager and affiliates	28,019
Accrued expenses payable	21,188

TOTAL LIABILITIES.	231,578

TOTAL NET ASSETS	$78,018,866

Investments in affiliated investment company, at cost	$68,181,495
Investments in unaffiliated investment company, at cost	4,661,052

Standard Class:
Net Assets	$526,672
Shares Outstanding	50,321
Net Asset Value	$10.466

Service Class:
Net Assets	$77,492,194
Shares Outstanding	7,413,079
Net Asset Value	$10.453

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$74,721,153
Accumulated net investment loss	(131,622)
Accumulated net realized loss on investments	(693,745)
Net unrealized appreciation of investments and derivatives	4,123,080

Total net assets	$78,018,866

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–4

LVIP MFS International Growth RPM Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

LVIP MFS International Growth RPM Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$188

EXPENSES:
Management fees	250,161
Distribution fees-Service Class	72,949
Accounting and administration expenses	23,236
Professional fees	8,874
Consulting fees	1,808
Custodian fees	774
Trustees’ fees and expenses	442
Pricing fees	90
Reports and statements to shareholders	18
Other	387

358,739
Less management fees waived	(191,299)
Less expenses reimbursed	(35,630)

Total operating expenses	131,810

NET INVESTMENT LOSS	(131,622)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(170,693)
Foreign currencies	(41,602)
Futures contracts	(124,889)

Net realized loss	(337,184)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	2,721,448
Foreign currencies	(63)
Futures contracts	69,628

Net change in unrealized appreciation (depreciation)	2,791,013

NET REALIZED AND UNREALIZED GAIN	2,453,829

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,322,207

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	5/1/13* to 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(131,622)	$199,961
Net realized loss	(337,184)	(372,070)
Net change in unrealized appreciation (depreciation)	2,791,013	1,332,067

Net increase in net assets resulting from operations	2,322,207	1,159,958

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,167)
Service Class	—	(184,792)
Return of capital:
Standard Class	—	(87)
Service Class	—	(7,151)

	—	(195,197)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	500,000
Service Class	40,687,411	42,349,479
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,254
Service Class	—	191,943

	40,687,411	43,044,676

Cost of shares redeemed:
Service Class	(7,439,145)	(1,561,044)

	(7,439,145)	(1,561,044)

Increase in net assets derived from capital share transactions	33,248,266	41,483,632

NET INCREASE IN NET ASSETS	35,570,473	42,448,393
NET ASSETS:
Beginning of period	42,448,393	—

End of period	$78,018,866	$42,448,393

Accumulated net investment loss	$(131,622)	$—

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–5

LVIP MFS International Growth RPM Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth RPM Fund
	Standard Class			Service Class
	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13
Net asset value, beginning of period	$10.195		$10.000	$10.195		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.132	(0.022)		0.116
Net realized and unrealized gain	0.281		0.128	0.280		0.127

Total from investment operations	0.271		0.260	0.258		0.243

Less dividends and distributions from:
Net investment income	—		(0.063)	—		(0.046)
Return of capital	—		(0.002)	—		(0.002)

Total dividends and distributions	—		(0.065)	—		(0.048)

Net asset value, end of period	$10.466		$10.195	$10.453		$10.195

Total return[4]	2.66%		2.60%	2.53%		2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$527		$513	$77,492		$41,935
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.45%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.97%		1.32%	1.22%		1.57%
Ratio of net investment income (loss) to average net assets	(0.20%	)	1.99%	(0.45%	)	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.97%)		0.87%	(1.22%)		0.62%
Portfolio turnover	8%		1%	8%		1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth RPM Fund–6

LVIP MFS International Growth RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP MFS International Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (mutual funds), primarily the LVIP MFS International Growth Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP MFS International Growth Fund, invests primarily in foreign equity securities, including emerging markets equity securities and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2013, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Growth RPM Fund–7

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk and portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Fund (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $1,142 and $296, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $2,262 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$8,641
Management fees payable to LIAC	12,312
Distribution fees payable to LFD	15,282
Trading operation fees payable to Lincoln Life	425

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100.00% of the Fund’s Standard Class shares.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$34,952,151
Sales	4,513,097

LVIP MFS International Growth RPM Fund–8

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$73,017,054

Aggregate unrealized appreciation	$3,898,140
Aggregate unrealized depreciation	—

Net unrealized appreciation	$3,898,140

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$156,276	$102,863

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$76,915,194

Futures Contracts	$50,433

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth RPM Fund–9

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	5/1/13* to 12/31/13
Shares sold:
Standard Class	—	50,000
Service Class	4,051,927	4,250,239
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	321
Service Class	—	18,914

	4,051,927	4,319,474

Shares redeemed:
Service Class	(752,320)	(155,681)

	(752,320)	(155,681)

Net increase	3,299,607	4,163,793

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $834,381 cash collateral for futures contracts, which is presented on the Statement of Asset and Liabilities as of June 30, 2014.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts	$96,909	*	Variation margin receivable on futures contracts	$—
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts	33,124	*	Variation margin receivable on futures contracts	(79,600	)*

Total		$130,033			$(79,600)

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

LVIP MFS International Growth RPM Fund–10

LVIP MFS International Growth RPM Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(82,017)	$97,121
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(42,872)	(27,493)

Total		$(124,889)	$69,628

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$8,319,380	$4,838,423

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth RPM Fund–11

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP MFS Value Fund

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,048.10	0.66%	$3.35
Service Class Shares	1,000.00	1,046.70	0.91%	4.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Service Class Shares	1,000.00	1,020.28	0.91%	4.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	98.80%

Aerospace & Defense	6.73%
Air Freight & Logistics	1.56%
Auto Components	1.71%
Automobiles	0.20%
Banks	10.11%
Beverages	2.07%
Capital Markets	6.40%
Chemicals	1.50%
Commercial Services & Supplies	1.04%
Containers & Packaging	0.51%
Diversified Financial Services	1.30%
Diversified Telecommunication Services	2.38%
Electric Utilities	0.34%
Electrical Equipment	0.89%
Food & Staples Retailing	1.78%
Food Products	4.39%
Health Care Equipment & Supplies	3.97%
Health Care Providers & Services	1.02%
Hotels, Restaurants & Leisure	1.06%
Household Products	0.49%
Industrial Conglomerates	3.31%
Insurance	7.53%
IT Services	5.10%
Leisure Products	0.75%
Life Sciences Tools & Services	0.92%
Machinery	1.35%
Media	4.97%
Multiline Retail	1.55%
Oil, Gas & Consumable Fuels	6.45%
Pharmaceuticals	8.16%
Road & Rail	0.69%
Semiconductors & Semiconductor Equipment	0.15%
Software	1.29%
Specialty Retail	1.16%
Tobacco	5.40%
Wireless Telecommunication Services	0.57%
Convertible Preferred Stock	0.09%
Money Market Fund	1.05%
Total Value of Securities	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

JPMorgan Chase	4.10%
Johnson & Johnson	3.66%
Philip Morris International	3.58%
Wells Fargo	3.31%
Pfizer	2.82%
Exxon Mobil	2.29%
Lockheed Martin	2.16%
Accenture Class A	2.11%
3M	2.03%
MetLife	2.02%
Total	28.08%

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.80%
Aerospace & Defense–6.73%
Honeywell International	203,586	$18,923,319
Lockheed Martin	138,648	22,284,893
Northrop Grumman	68,369	8,178,983
United Technologies	174,732	20,172,809

		69,560,004

Air Freight & Logistics–1.56%
United Parcel Service Class B	157,496	16,168,539

		16,168,539

Auto Components–1.71%
Delphi Automotive	102,136	7,020,829
Johnson Controls	213,313	10,650,718

		17,671,547

Automobiles–0.20%
General Motors	56,673	2,057,230

		2,057,230

Banks–10.11%
Citigroup	51,501	2,425,697
JPMorgan Chase	735,302	42,367,912
PNC Financial Services Group	88,331	7,865,876
U.S. Bancorp	406,093	17,591,949
Wells Fargo	651,149	34,224,391

		104,475,825

Beverages–2.07%
Diageo	499,564	15,954,837
Dr Pepper Snapple Group	92,270	5,405,177

		21,360,014

Capital Markets–6.40%
Bank of New York Mellon	419,823	15,734,966
BlackRock	29,581	9,454,088
Franklin Resources	242,913	14,050,088
Goldman Sachs Group	107,887	18,064,599
State Street	130,940	8,807,024

		66,110,765

Chemicals–1.50%
PPG Industries	69,102	14,521,785
Valspar	12,811	976,070

		15,497,855

Commercial Services & Supplies–1.04%
Tyco International	235,045	10,718,052

		10,718,052

Containers & Packaging–0.51%
†Crown Holdings	105,567	5,253,014

		5,253,014

Diversified Financial Services–1.30%
McGraw-Hill Financial	52,873	4,390,045

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
Moody’s	37,039	$3,246,839
NASDAQ OMX Group	151,410	5,847,454

		13,484,338

Diversified Telecommunication Services–2.38%
AT&T	168,078	5,943,238
Verizon Communications	380,642	18,624,813

		24,568,051

Electric Utilities–0.34%
Duke Energy	46,727	3,466,676

		3,466,676

Electrical Equipment–0.89%
Eaton.	118,935	9,179,403

		9,179,403

Food & Staples Retailing–1.78%
CVS Caremark	244,521	18,429,548

		18,429,548

Food Products–4.39%
Danone	113,128	8,401,804
General Mills	294,930	15,495,622
Kellogg	47,085	3,093,485
Nestle	237,369	18,387,834

		45,378,745

Health Care Equipment & Supplies–3.97%
Abbott Laboratories	291,907	11,938,996
Covidien	98,784	8,908,341
Medtronic	194,704	12,414,327
St. Jude Medical	112,371	7,781,692

		41,043,356

Health Care Providers & Services–1.02%
†Express Scripts Holding	134,202	9,304,225
Quest Diagnostics	21,498	1,261,718

		10,565,943

Hotels, Restaurants & Leisure–1.06%
McDonald’s	108,721	10,952,554

		10,952,554

Household Products–0.49%
Procter & Gamble	64,664	5,081,944

		5,081,944

Industrial Conglomerates–3.31%
3M	146,474	20,980,936
Danaher	168,287	13,249,235

		34,230,171

Insurance–7.53%
ACE.	104,255	10,811,243

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Aon	111,356	$10,032,062
Chubb	80,424	7,412,680
MetLife	376,120	20,897,227
Prudential Financial	121,501	10,785,644
Travelers	189,900	17,863,893

		77,802,749

IT Services–5.10%
Accenture Class A	269,976	21,824,860
Fidelity National Information Services	75,570	4,136,702
†Fiserv	93,791	5,657,473
International Business Machines	100,198	18,162,891
Western Union	167,044	2,896,543

		52,678,469

Leisure Products–0.75%
Hasbro	88,231	4,680,654
Mattel	78,922	3,075,590

		7,756,244

Life Sciences Tools & Services–0.92%
Thermo Fisher Scientific	80,474	9,495,932

		9,495,932

Machinery–1.35%
Illinois Tool Works	52,058	4,558,198
Pentair	37,737	2,721,592
Stanley Black & Decker	75,483	6,628,917

		13,908,707

Media–4.97%
Comcast Special Class A	219,885	11,726,467
Disney (Walt)	147,341	12,633,017
Omnicom Group	165,860	11,812,549
†Time	11,607	281,122
Time Warner	92,856	6,523,134
Viacom Class B	97,302	8,439,002

		51,415,291

Multiline Retail–1.55%
Kohl’s	47,393	2,496,663
Target	233,056	13,505,595

		16,002,258

Oil, Gas & Consumable Fuels–6.45%
Apache	51,739	5,205,978
Chevron	141,337	18,451,545
EOG Resources	41,103	4,803,297
Exxon Mobil	234,349	23,594,257
Occidental Petroleum	142,706	14,645,917

		66,700,994

Pharmaceuticals–8.16%
Johnson & Johnson	361,519	37,822,118

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck	183,395	$10,609,401
Novartis	36,611	3,314,950
Pfizer	982,576	29,162,856
Roche Holding	10,504	3,132,782
Zoetis	8,792	283,718

		84,325,825

Road & Rail–0.69%
Canadian National Railway	109,516	7,120,730

		7,120,730

Semiconductors & Semiconductor Equipment–0.15%
Texas Instruments	32,716	1,563,498

		1,563,498

Software–1.29%
Oracle	328,335	13,307,418

		13,307,418

Specialty Retail–1.16%
Advance Auto Parts	46,180	6,230,606
†Bed Bath & Beyond	37,865	2,172,694
Staples	328,240	3,558,122

		11,961,422

Tobacco–5.40%
Altria Group	116,090	4,868,815
Imperial Tobacco Group	49,491	2,227,776
Lorillard	192,675	11,747,395
Philip Morris International	438,890	37,002,816

		55,846,802

Wireless Telecommunication Services–0.57%
Vodafone Group	1,749,988	5,840,624

		5,840,624

Total Common Stock (Cost $638,736,453)		1,020,980,537

CONVERTIBLE PREFERRED STOCK–0.09%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	927,654

Total Convertible Preferred Stock (Cost $715,786)		927,654

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,872,187	$10,872,187

Total Money Market Fund (Cost $10,872,187)		10,872,187

TOTAL VALUE OF SECURITIES–99.94% (Cost $650,324,426)	$1,032,780,378
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	658,810

NET ASSETS APPLICABLE TO 28,589,962 SHARES OUTSTANDING–100.00%	$1,033,439,188

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($148,612,800 / 4,107,001 Shares)	$36.185
NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($884,826,388 / 24,482,961 Shares)	$36.140

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$653,682,202
Undistributed net investment income	14,053,951
Accumulated net realized loss on investments	(16,763,829)
Net unrealized appreciation of investments.	382,466,864

Total net assets	$1,033,439,188

†	Non-income producing for the period.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

LVIP MFS Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$18,157,401
Interest	2,325
Foreign tax withheld	(157,779)

18,001,947

EXPENSES:
Management fees	3,074,950
Distribution fees-Service Class	1,068,011
Accounting and administration expenses	121,448
Reports and statements to shareholders	57,528
Professional fees	18,426
Trustees’ fees and expenses	10,230
Custodian fees	7,260
Consulting fees	1,359
Pricing fees	965
Other	5,302

4,365,479
Less management fees waived	(20,196)

Total operating expenses	4,345,283

NET INVESTMENT INCOME	13,656,664

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	27,024,252
Foreign currencies	33,419
Foreign currency exchange contracts	(25,278)

Net realized gain	27,032,393

Net change in unrealized appreciation (depreciation) of:
Investments	5,921,830
Foreign currencies	(1,235)
Foreign currency exchange contracts	529

Net change in unrealized appreciation (depreciation)	5,921,124

NET REALIZED AND UNREALIZED GAIN	32,953,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,610,181

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,656,664	$13,970,536
Net realized gain	27,032,393	42,308,180
Net change in unrealized appreciation (depreciation)	5,921,124	213,137,316

Net increase in net assets resulting from operations	46,610,181	269,416,032

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,093,911)
Service Class	—	(11,482,367)

	—	(13,576,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,448,279	32,662,960
Service Class	34,619,636	81,965,375
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,093,911
Service Class	—	11,482,367

	53,067,915	128,204,613

Cost of shares redeemed:
Standard Class	(14,449,627)	(20,910,120)
Service Class	(57,949,586)	(136,395,845)

	(72,399,213)	(157,305,965)

Decrease in net assets derived from capital share transactions	(19,331,298)	(29,101,352)

NET INCREASE IN NET ASSETS	27,278,883	226,738,402
NET ASSETS:
Beginning of period	1,006,160,305	779,421,903

End of period	$1,033,439,188	$1,006,160,305

Undistributed net investment income	$14,053,951	$397,287

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$34.526	$25.797	$22.445	$22.794	$20.676	$17.318

Income (loss) from investment operations:
Net investment income[2]	0.510	0.548	0.517	0.439	0.359	0.377
Net realized and unrealized gain (loss)	1.149	8.718	3.143	(0.462)	2.028	3.248

Total from investment operations	1.659	9.266	3.660	(0.023)	2.387	3.625

Less dividends and distributions from:
Net investment income	—	(0.537)	(0.308)	(0.326)	(0.269)	(0.267)

Total dividends and distributions	—	(0.537)	(0.308)	(0.326)	(0.269)	(0.267)

Net asset value, end of period	$36.185	$34.526	$25.797	$22.445	$22.794	$20.676

Total return[3]	4.81%	35.96%	16.33%	(0.10% )	11.59%	20.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,613	$137,795	$91,949	$78,689	$263,413	$297,396
Ratio of expenses to average net assets	0.66%	0.68%	0.69%	0.70%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.66%	0.69%	0.69%	0.70%	0.71%	0.73%
Ratio of net investment income to average net assets	2.96%	1.78%	2.09%	1.88%	1.71%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.96%	1.77%	2.09%	1.88%	1.71%	2.09%
Portfolio turnover	6%	16%	21%	37%	32%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$34.526	$25.804	$22.453	$22.801	$20.684	$17.327

Income (loss) from investment operations:
Net investment income[2]	0.467	0.469	0.455	0.373	0.307	0.331
Net realized and unrealized gain (loss)	1.147	8.714	3.142	(0.453)	2.026	3.245

Total from investment operations	1.614	9.183	3.597	(0.080)	2.333	3.576

Less dividends and distributions from:
Net investment income	—	(0.461)	(0.246)	(0.268)	(0.216)	(0.219)

Total dividends and distributions	—	(0.461)	(0.246)	(0.268)	(0.216)	(0.219)

Net asset value, end of period	$36.140	$34.526	$25.804	$22.453	$22.801	$20.684

Total return[3]	4.67%	35.62%	16.04%	(0.35%)	11.31%	20.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$884,826	$868,365	$687,473	$564,366	$419,548	$236,775
Ratio of expenses to average net assets	0.91%	0.93%	0.94%	0.95%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.91%	0.94%	0.94%	0.95%	0.96%	0.98%
Ratio of net investment income to average net assets	2.71%	1.53%	1.84%	1.63%	1.46%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.71%	1.52%	1.84%	1.63%	1.46%	1.84%
Portfolio turnover	6%	16%	21%	37%	32%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $11,442 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the average daily net assets of the Fund in excess of $1.5 billion. Prior to May 1, 2014, LIAC received a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; and 0.60% of the average daily net assets of the Fund in excess of $200 million.

Prior to May 1, 2014, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.00% of the first $500 million of the average daily net assets of the Fund; 0.0125% of the next $1 billion; and 0.0375% in excess of $1.5 billion.

Massachusetts Financial Services Company (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $21,494 and $5,574, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$521,686
Distribution fees payable to LFD	182,081

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$61,959,241
Sales	74,286,248

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$675,395,901

Aggregate unrealized appreciation	$385,655,123
Aggregate unrealized depreciation	(28,270,646)

Net unrealized appreciation	$357,384,477

For federal income tax purposes, at December 31, 2013, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, will expire as follows: $16,457,829 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock.	$1,020,980,537
Convertible Preferred Stock	927,654
Money Market Fund	10,872,187

Total	$1,032,780,378

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	532,270	1,049,967
Service Class	1,002,305	2,650,657
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	61,813
Service Class	—	338,933

	1,534,575	4,101,370

Shares redeemed:
Standard Class	(416,366)	(685,020)
Service Class	(1,670,600)	(4,480,206)

	(2,086,966)	(5,165,226)

Net decrease	(552,391)	(1,063,856)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(25,278)	$529

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$32,352	$41,152

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–13

LVIP Mid-Cap Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,087.90	0.97%	$5.02
Service Class Shares	1,000.00	1,086.50	1.22%	6.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.98	0.97%	$4.86
Service Class Shares	1,000.00	1,018.74	1.22%	6.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.48%
Aerospace & Defense	6.12%
Auto Components	1.15%
Banks	6.07%
Beverages	1.29%
Capital Markets	1.20%
Chemicals	5.69%
Construction & Engineering	0.35%
Containers & Packaging	1.63%
Electric Utilities	3.16%
Electrical Equipment	2.97%
Electronic Equipment, Instruments & Components	2.40%
Energy Equipment & Services	1.51%
Food Products	2.17%
Gas Utilities	1.80%
Health Care Providers & Services	3.14%
Hotels, Restaurants & Leisure	1.33%
Household Durables	4.42%
Insurance	8.95%
IT Services	1.74%
Leisure Products	0.56%
Machinery	1.89%
Media	2.48%
Multi-Utilities	0.55%
Oil, Gas & Consumable Fuels	5.54%
Paper & Forest Products	1.03%
Pharmaceuticals	4.21%
Real Estate Investment Trusts	7.33%
Real Estate Management & Development	0.99%
Semiconductors & Semiconductor Equipment	7.81%
Software	2.56%
Specialty Retail	1.52%
Textiles, Apparel & Luxury Goods	1.06%
Thrifts & Mortgage Finance	0.79%
Trading Companies & Distributors	3.07%
Money Market Fund	1.29%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Methanex	2.65%
Arrow Electronics	2.40%
Unum Group	2.30%
Reinsurance Group of America	2.24%
NXP Semiconductor	2.21%
Almirall	2.07%
WESCO International	1.99%
Esterline Technologies	1.90%
Barnes Group	1.88%
Comerica	1.84%
Total	21.48%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.48%
Aerospace & Defense–6.12%
Curtiss-Wright	21,700	$1,422,652
†Esterline Technologies	20,800	2,394,496
†Moog Class A	30,600	2,230,434
†Orbital Sciences	38,400	1,134,720
†Teledyne Technologies	5,500	534,435

		7,716,737

Auto Components–1.15%
Goodyear Tire & Rubber	52,100	1,447,338

		1,447,338

Banks–6.07%
BankUnited	46,029	1,541,051
Comerica	46,200	2,317,392
Iberiabank	22,300	1,542,937
Zions Bancorp	76,600	2,257,402

		7,658,782

Beverages–1.29%
Treasury Wine Estates	345,079	1,630,474

		1,630,474

Capital Markets–1.20%
LPL Financial Holdings	30,400	1,512,096
†*@=Solar Cayman Escrow	26,800	1,876

		1,513,972

Chemicals–5.69%
Cabot.	34,300	1,989,057
Celanese Class A	28,500	1,831,980
Methanex	54,200	3,348,476

		7,169,513

Construction & Engineering–0.35%
Chicago Bridge & Iron	6,500	443,300

		443,300

Containers & Packaging–1.63%
†Owens-Illinois	36,000	1,247,040
Packaging Corp of America	11,400	814,986

		2,062,026

Electric Utilities–3.16%
Great Plains Energy	42,200	1,133,914
Portland General Electric	45,800	1,587,886
Westar Energy	33,200	1,267,908

		3,989,708

Electrical Equipment–2.97%
Hubbell Class B	18,500	2,278,275
†Sensata Technologies Holding	31,300	1,464,214

		3,742,489

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.40%
†Arrow Electronics	50,100	$3,026,541

		3,026,541

Energy Equipment & Services–1.51%
Trican Well Service	117,900	1,904,126

		1,904,126

Food Products–2.17%
Ebro Foods	39,946	887,444
Ingredion	24,600	1,845,984

		2,733,428

Gas Utilities–1.80%
UGI	44,900	2,267,450

		2,267,450

Health Care Providers & Services–3.14%
†Brookdale Senior Living	63,500	2,117,090
†WellCare Health Plans	24,700	1,844,102

		3,961,192

Hotels, Restaurants & Leisure–1.33%
†Norwegian Cruise Line Holdings	52,900	1,676,930

		1,676,930

Household Durables–4.42%
Lennar Class A	38,800	1,628,824
Newell Rubbermaid	73,000	2,262,270
†Toll Brothers	45,600	1,682,640

		5,573,734

Insurance–8.95%
Argo Group International Holdings	25,400	1,298,194
Hanover Insurance Group	33,000	2,083,950
Principal Financial Group	6,900	348,312
Reinsurance Group of America	35,831	2,827,066
Unum Group	83,300	2,895,508
XL Group	56,000	1,832,880

		11,285,910

IT Services–1.74%
Booz Allen Hamilton Holding	34,700	737,028
†Teradata	36,300	1,459,260

		2,196,288

Leisure Products–0.56%
†Performance Sports Group	41,100	704,865

		704,865

Machinery–1.89%
Barnes Group	61,700	2,377,918

		2,377,918

Media–2.48%
AMC Entertainment Holdings	14,300	355,641

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Interpublic Group	81,800	$1,595,918
Quebecor Class B	48,800	1,181,062

		3,132,621

Multi-Utilities–0.55%
Alliant Energy	11,500	699,890

		699,890

Oil, Gas & Consumable Fuels–5.54%
†Cobalt International Energy	103,400	1,897,390
†Diamondback Energy	24,300	2,157,840
HollyFrontier	19,000	830,110
†Memorial Resource Development	3,900	95,004
†Newfield Exploration	15,800	698,360
QEP Resources	37,700	1,300,650

		6,979,354

Paper & Forest Products–1.03%
†Louisiana-Pacific	86,700	1,302,234

		1,302,234

Pharmaceuticals–4.21%
†Almirall	160,825	2,609,484
Ono Pharmaceutical	19,900	1,752,041
UCB.	11,258	953,110

		5,314,635

Real Estate Investment Trusts–7.33%
American Assets Trust	39,000	1,347,450
Blackstone Mortgage Trust	57,600	1,670,400
Equity Lifestyle Properties	43,000	1,898,880
Extra Space Storage	33,700	1,794,525
Plum Creek Timber	34,400	1,551,440
SL Green Realty	8,900	973,749

		9,236,444

Real Estate Management & Development–0.99%
†Forest City Enterprises Class A	62,900	1,249,823

		1,249,823

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–7.81%
Avago Technologies	27,500	$1,981,925
Maxim Integrated Products	47,200	1,595,832
†Microsemi	73,100	1,956,156
†NXP Semiconductor	42,100	2,786,178
Skyworks Solutions	32,400	1,521,504

		9,841,595

Software–2.56%
†Check Point Software Technologies	18,000	1,206,540
†Verint Systems	41,100	2,015,955

		3,222,495

Specialty Retail–1.52%
DSW Class A	23,800	664,972
GNC Holdings	36,600	1,248,060

		1,913,032

Textiles, Apparel & Luxury Goods–1.06%
Samsonite International	404,700	1,334,144

		1,334,144

Thrifts & Mortgage Finance–0.79%
EverBank Financial	49,700	1,001,952

		1,001,952

Trading Companies & Distributors–3.07%
Rexel	58,157	1,360,106
†WESCO International	29,000	2,505,020

		3,865,126

Total Common Stock (Cost $87,756,900)		124,176,066

MONEY MARKET FUND–1.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,621,747	1,621,747

Total Money Market Fund (Cost $1,621,747)		1,621,747

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.77% (Cost $89,378,647)	$125,797,813
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	287,372

NET ASSETS APPLICABLE TO 5,471,530 SHARES OUTSTANDING–100.00%	$126,085,185

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($37,923,590 / 1,638,742 Shares)	$23.142

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($88,161,595 / 3,832,788 Shares)	$23.002

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$100,433,998
Undistributed net investment income	108,892
Accumulated net realized loss on investments	(10,877,298)
Net unrealized appreciation of investments and derivatives	36,419,593

Total net assets	$126,085,185

†	Non-income producing for the period.

*	Common Stock Unit.

«	Of this amount, $682,608 represents payable for securities purchased and $212,165 represents payable for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CAD	(4,300)	USD	4,020	7/2/14	$(9)
BCLY	CAD	15,558	USD	(14,577)	7/3/14	5
BCLY	HKD	(15,355)	USD	1,981	7/2/14	0
CITI	EUR	(10,488)	USD	14,309	7/2/14	(52)

						$(56)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

BCLY–Barclays Bank

CAD–Canadian Dollar

CITI–Citigroup Global Markets

EUR–European Monetary Unit

HKD–Hong Kong Dollar

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

LVIP Mid-Cap Value Fund

Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$815,099
Foreign tax withheld	(22,382)

792,717

EXPENSES:
Management fees	518,858
Distribution fees-Service Class	99,883
Accounting and administration expenses	14,050
Professional fees	12,256
Reports and statements to shareholders	9,340
Custodian fees	8,651
Trustees’ fees and expenses	1,151
Consulting fees	918
Pricing fees	918
Other	633

666,658
Less management fees waived	(6,199)

Total operating expenses	660,459

NET INVESTMENT INCOME	132,258

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,948,102
Foreign currencies	2,338
Foreign currency exchange contracts	(2,375)

Net realized gain	5,948,065

Net change in unrealized appreciation (depreciation) of:
Investments	3,768,418
Foreign currencies	871
Foreign currency exchange contracts	(624)

Net change in unrealized appreciation (depreciation)	3,768,665

NET REALIZED AND UNREALIZED GAIN	9,716,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,848,988

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$132,258	$220,580
Net realized gain	5,948,065	24,286,801
Net change in unrealized appreciation (depreciation)	3,768,665	9,559,491

Net increase in net assets resulting from operations	9,848,988	34,066,872

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(129,778)
Service Class	—	(160,528)

	—	(290,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,424,517	9,232,415
Service Class	13,629,571	17,841,705
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	129,778
Service Class	—	160,528

	18,054,088	27,364,426

Cost of shares redeemed:
Standard Class	(4,732,065)	(38,291,599)
Service Class	(9,783,685)	(23,048,549)

	(14,515,750)	(61,340,148)

Increase (decrease) in net assets derived from capital share transactions	3,538,338	(33,975,722)

NET INCREASE (DECREASE) IN NET ASSETS	13,387,326	(199,156)
NET ASSETS:
Beginning of period	112,697,859	112,897,015

End of period	$126,085,185	$112,697,859

Undistributed (accumulated) net investment income (loss)	$108,892	$(23,366)

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$21.273	$15.896	$12.855	$14.176	$11.468	$8.089

Income (loss) from investment operations:
Net investment income[2]	0.044	0.062	0.114	0.049	0.049	0.058
Net realized and unrealized gain (loss)	1.825	5.357	2.984	(1.370)	2.691	3.371

Total from investment operations	1.869	5.419	3.098	(1.321)	2.740	3.429

Less dividends and distributions from:
Net investment income	—	(0.042)	(0.057)	—	(0.032)	(0.050)

Total dividends and distributions	—	(0.042)	(0.057)	—	(0.032)	(0.050)

Net asset value, end of period	$23.142	$21.273	$15.896	$12.855	$14.176	$11.468

Total return[3]	8.79%	34.15%	24.12%	(9.32% )	23.90%	42.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,923	$35,212	$50,386	$42,579	$55,143	$46,759
Ratio of expenses to average net assets	0.97%	1.00%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.01%	1.05%	1.07%	1.08%	1.10%
Ratio of net investment income to average net assets	0.40%	0.34%	0.77%	0.35%	0.40%	0.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.33%	0.76%	0.32%	0.36%	0.59%
Portfolio turnover	21%	56%	56%	56%	48%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$21.171	$15.860	$12.827	$14.180	$11.475	$8.096

Income (loss) from investment operations:
Net investment income[2]	0.017	0.017	0.077	0.014	0.018	0.034
Net realized and unrealized gain (loss)	1.814	5.336	2.976	(1.367)	2.688	3.372

Total from investment operations	1.831	5.353	3.053	(1.353)	2.706	3.406

Less dividends and distributions from:
Net investment income	—	(0.042)	(0.020)	—	(0.001)	(0.027)

Total dividends and distributions	—	(0.042)	(0.020)	—	(0.001)	(0.027)

Net asset value, end of period	$23.002	$21.171	$15.860	$12.827	$14.180	$11.475

Total return[3]	8.65%	33.82%	23.81%	(9.55% )	23.59%	42.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,162	$77,486	$62,511	$47,884	$44,030	$25,224
Ratio of expenses to average net assets	1.22%	1.25%	1.29%	1.29%	1.29%	1.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.23%	1.26%	1.30%	1.32%	1.33%	1.35%
Ratio of net investment income to average net assets	0.15%	0.09%	0.52%	0.10%	0.15%	0.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.14%	0.08%	0.51%	0.07%	0.11%	0.34%
Portfolio turnover	21%	56%	56%	56%	48%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).
Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and total $1,517 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the first $25 million of the Fund’s average daily net assets. This agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $2,463 and $638, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$90,150
Distribution fees payable to LFD	17,878

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$27,095,596
Sales other than U.S. government securities	24,172,548

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$90,576,509

Aggregate unrealized appreciation	$37,041,802
Aggregate unrealized depreciation	(1,820,498)

Net unrealized appreciation	$35,221,304

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $15,384,348 remaining at December 31, 2013, if not utilized in future years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock.	$124,174,190	$—	$1,876	$124,176,066
Money Market Fund	1,621,747	—	—	1,621,747

Total	$125,795,937	$—	$1,876	$125,797,813

Foreign Currency Exchange Contracts	$—	$(56)	$—	$(56)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	201,254	509,618
Service Class	621,035	973,481
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	7,733
Service Class	—	9,594

	822,289	1,500,426

Shares redeemed:
Standard Class	(217,717)	(2,031,816)
Service Class	(448,259)	(1,264,462)

	(665,976)	(3,296,278)

Net increase (decrease)	156,313	(1,795,852)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$5	Receivables and other assets net of liabilities	$61

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,375)	$(624)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$50,917	$34,266

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

LVIP Mid-Cap Value Fund–13

LVIP Mid-Cap Value Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Managed Risk Profile Target Maturity Funds–14

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,092.10	0.72%	$3.73
Service Class Shares	1,000.00	1,090.60	0.97%	5.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	98.88%
Australia	2.24%
Belgium	0.00%
France	12.71%
Germany	7.75%
Hong Kong	1.18%
Israel	2.53%
Italy	2.59%
Japan	16.54%
Netherlands	6.56%
Singapore	5.13%
Spain	7.36%
Sweden	1.12%
Switzerland	10.72%
Taiwan	0.92%
United Kingdom	21.53%
Money Market Fund	0.48%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Automobiles	1.36%
Banks	3.62%
Beverages	1.91%
Building Products	1.97%
Commercial Services & Supplies	1.52%
Communications Equipment	1.12%
Construction & Engineering	0.83%
Diversified Telecommunication Services	9.35%
Electric Utilities	3.22%
Electrical Equipment	2.53%
Electronic Equipment, Instruments & Components	1.47%
Energy Equipment & Services	1.40%
Food & Staples Retailing	6.95%
Food Products	5.55%
Hotels, Restaurants & Leisure	1.97%
Industrial Conglomerates	1.83%
Insurance	6.55%
Machinery	1.72%
Media	1.85%
Multi-Utilities	3.81%
Oil, Gas & Consumable Fuels	12.68%

Sector	Percentage of Net Assets
Personal Products	2.45%
Pharmaceuticals	13.67%
Semiconductors & Semiconductor Equipment	1.95%
Software	1.77%
Technology Hardware, Storage & Peripherals	2.60%
Wireless Telecommunication Services	3.23%
Total	98.88%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Iberdrola	3.22%
Novartis	3.13%
Total	3.02%
Sanofi	3.01%
Unilever	2.96%
Telefonica	2.79%
Tesco	2.71%
Royal Dutch Shell Class A	2.69%
Deutsche Telekom	2.60%
Canon	2.60%
Total	28.73%

LVIP Mondrian International Value Fund–2

LLVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.88%
Australia–2.24%
AMP	3,442,402	$17,206,605
QBE Insurance Group	1,085,868	11,131,772

		28,338,377

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–12.71%
Cie de Saint-Gobain	442,728	24,978,690
†*=GDF Suez VVPR Strip	60,186	0
Orange	1,689,641	26,663,559
Sanofi	358,653	38,098,422
Societe Generale	200,870	10,521,703
Total	528,702	38,208,773
Vallourec	265,485	11,888,769
Vinci	140,295	10,488,601

		160,848,517

Germany–7.75%
Daimler	183,231	17,160,811
Deutsche Telekom	1,879,740	32,945,075
GEA Group	208,982	9,895,019
RWE	366,713	15,749,049
SAP	289,420	22,350,662

		98,100,616

■Hong Kong–1.18%
China Mobile	1,542,000	14,961,699

		14,961,699

Israel–2.53%
Teva Pharmaceutical Industries ADR	610,800	32,018,136

		32,018,136

Italy–2.59%
ENI	1,197,159	32,751,415

		32,751,415

Japan–16.54%
Canon	1,011,100	32,893,309
HOYA	561,600	18,658,102
Kao	788,000	31,009,781
Kirin Holdings	1,675,400	24,192,965
NTT DOCOMO	769,900	13,161,593
Seven&IHoldings	537,800	22,655,386
Takeda Pharmaceutical	660,400	30,629,419
Tokio Marine Holdings	705,400	23,198,863
Tokyo Electron	192,500	13,011,301

		209,410,719

Netherlands–6.56%
Koninklijke Ahold	1,651,303	30,998,949
Reed Elsevier	784,295	17,987,757

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Royal Dutch Shell Class A	822,110	$34,040,386

		83,027,092

Singapore–5.13%
Jardine Matheson Holdings	198,100	11,749,311
Sembcorp Industries	2,665,000	11,477,304
Singapore Telecommunications	7,597,000	23,456,933
United Overseas Bank	1,011,486	18,268,237

		64,951,785

Spain–7.36%
Banco Santander	1,631,736	17,047,362
Iberdrola	5,336,788	40,797,197
Telefonica	2,061,396	35,338,532

		93,183,091

Sweden–1.12%
Ericsson Class B	1,174,846	14,195,543

		14,195,543

Switzerland–10.72%
†ABB	1,389,993	32,005,026
Nestle	422,223	32,707,583
Novartis	437,323	39,597,493
†Zurich Insurance Group	104,215	31,410,802

		135,720,904

Taiwan–0.92%
Taiwan Semiconductor Manufacturing ADR	545,616	11,670,726

		11,670,726

United Kingdom–21.53%
AMEC	851,733	17,712,071
BG Group	1,302,590	27,533,682
BP	3,168,304	27,921,537
Compass Group	1,432,549	24,935,612
G4S	4,401,085	19,223,392
GlaxoSmithKline	1,221,788	32,705,605
National Grid	2,256,593	32,443,082
Pearson	272,889	5,389,909
Tesco	7,052,385	34,304,388
Unilever	826,535	37,502,530
Vodafone Group	3,844,158	12,829,964

		272,501,772

Total Common Stock (Cost $955,950,833)		1,251,680,392

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,020,747	$6,020,747

Total Money Market Fund (Cost $6,020,747)		6,020,747

TOTAL VALUE OF SECURITIES–99.36% (Cost $961,971,580)	$1,257,701,139
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	8,133,234

NET ASSETS APPLICABLE TO 63,964,569 SHARES OUTSTANDING–100.00%	$1,265,834,373

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($898,535,642 / 45,380,802 Shares)	$19.800

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($367,298,731 / 18,583,767 Shares)	$19.764

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$982,476,418
Undistributed net investment income	40,234,334
Accumulated net realized loss on investments	(52,279,965)
Net unrealized appreciation of investments and derivatives.	295,403,586

Total net assets	$1,265,834,373

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $1,308,064 represents payable for securities purchased and $931,988 represents payable for fund shares redeemed as of June 30, 2014.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

The following foreign currency exchange contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	SGD	135,821	USD	(108,702)	7/2/14	$ 225
BCLY	SGD	629,056	USD	(503,934)	7/3/14	563
BNYM	AUD	(24,772,000)	USD	22,867,776	7/31/14	(436,510)
NTI	GBP	(376,484)	USD	641,711	7/1/14	(2,655)

						$(438,377)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

GBP–British Pound Sterling

NTI–Northern Trust Investments

SGD–Singapore Dollar

USD–United States Dollar VVPR

Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends	$45,039,358
Foreign tax withheld	(2,266,907)

42,772,451

EXPENSES:
Management fees	4,031,839
Distribution fees-Service Class	445,286
Accounting and administration expenses	145,811
Reports and statements to shareholders	56,288
Custodian fees	42,691
Professional fees	21,704
Trustees’ fees and expenses	11,982
Pricing fees	4,486
Consulting fees	1,431
Other	5,953

Total operating expenses	4,767,471

NET INVESTMENT INCOME	38,004,980

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	18,263,685
Foreign currencies	184,272
Foreign currency exchange contracts	244,223

Net realized gain	18,692,180

Net change in unrealized appreciation (depreciation) of:
Investments	52,337,519
Foreign currencies	63,697
Foreign currency exchange contracts	(1,815,866)

Net change in unrealized appreciation (depreciation)	50,585,350

NET REALIZED AND UNREALIZED GAIN	69,277,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,282,510

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$38,004,980	$23,155,145
Net realized gain	18,692,180	15,544,116
Net change in unrealized appreciation (depreciation)	50,585,350	142,449,167

Net increase in net assets resulting from operations	107,282,510	181,148,428

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(18,608,076)
Service Class	—	(7,535,660)

	—	(26,143,736)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	64,786,221	198,432,101
Service Class	16,035,792	232,065,546
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	18,608,076
Service Class	—	7,535,660

	80,822,013	456,641,383

Cost of shares redeemed:
Standard Class	(50,758,593)	(87,239,864)
Service Class	(37,872,126)	(51,389,782)

	(88,630,719)	(138,629,646)

Increase (decrease) in net assets derived from capital share transactions	(7,808,706)	318,011,737

NET INCREASE IN NET ASSETS	99,473,804	473,016,429
NET ASSETS:
Beginning of period	1,166,360,569	693,344,140

End of period	$1,265,834,373	$1,166,360,569

Undistributed net investment income	$40,234,334	$2,229,354

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$ 18.131	$15.243	$14.310	$15.447	$15.593	$13.343

Income (loss) from investment operations:
Net investment income[2]	0.597	0.420	0.460	0.544	0.446	0.438
Net realized and unrealized gain (loss)	1.072	2.897	0.907	(1.192)	(0.076)	2.387

Total from investment operations	1.669	3.317	1.367	(0.648)	0.370	2.825

Less dividends and distributions from:
Net investment income	—	(0.429)	(0.434)	(0.489)	(0.516)	(0.470)
Net realized gain	—	—	—	—	—	(0.105)

Total dividends and distributions	—	(0.429)	(0.434)	(0.489)	(0.516)	(0.575)

Net asset value, end of period	$ 19.800	18.131	15.243	$14.310	$15.447	$15.593

Total return[3]	9.21%	21.84%	9.62%	(4.21% )	2.46%	21.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$898,535	$808,623	$561,634	$398,099	$467,375	$571,983
Ratio of expenses to average net assets	0.72%	0.76%	0.83%	0.85%	0.85%	0.86%
Ratio of net investment income to average net assets	6.43%	2.50%	3.13%	3.47%	3.00%	3.25%
Portfolio turnover	8%	33%	13%	41%	20%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$ 18.122	$15.236	$14.306	$15.441	15.588	13.345

Income (loss) from investment operations:
Net investment income[2]	0.572	0.381	0.422	0.502	0.409	0.405
Net realized and unrealized gain (loss)	1.070	2.891	0.906	(1.187)	(0.078)	2.379

Total from investment operations	1.642	3.272	1.328	(0.685)	0.331	2.784

Less dividends and distributions from:
Net investment income	—	(0.386)	(0.398)	(0.450)	(0.478)	(0.436)
Net realized gain	—	—	—	—	—	(0.105)

Total dividends and distributions	—	(0.386)	(0.398)	(0.450)	(0.478)	(0.541)

Net asset value, end of period	$ 19.764	$18.122	$15.236	$14.306	$15.441	$15.588

Total return[3]	9.06%	21.55%	9.34%	(4.45% )	2.21%	20.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$367,299	$357,738	$131,710	$125,300	$135,011	$134,503
Ratio of expenses to average net assets	0.97%	1.01%	1.08%	1.10%	1.10%	1.11%
Ratio of net investment income to average net assets	6.18%	2.25%	2.88%	3.22%	2.75%	3.00%
Portfolio turnover	8%	33%	13%	41%	20%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $25,611 and $6,640, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$698,218
Distribution fees payable to LFD	75,792

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$118,594,892
Sales	98,090,978

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$967,935,571

Aggregate unrealized appreciation	$331,229,690
Aggregate unrealized depreciation	(41,464,122)

Net unrealized appreciation	$289,765,568

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $63,233,215 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $57,908,327 expires in 2017 and $5,324,888 expires in 2018.

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,251,680,392	$—	$1,251,680,392
Money Market Fund	6,020,747	—	6,020,747

Total	$1,257,701,139	$—	$1,257,701,139

Foreign Currency Exchange Contracts	$—	$(438,377)	$(438,377)

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	3,468,707	11,892,451
Service Class	861,200	13,693,544
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,053,112
Service Class	—	427,061

	4,329,907	27,066,168

Shares redeemed:
Standard Class	(2,685,640)	(5,193,888)
Service Class	(2,018,477)	(3,024,055)

	(4,704,117)	(8,217,943)

Net increase (decrease)	(374,210)	18,848,225

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$788	Receivables and other assets net of liabilities	$(439,165)

LVIP Mondrian International Value Funds–12

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$244,223	$(1,815,866)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$905,725	$22,639,796

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–13

LVIP Money Market Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Money Market Fund

LVIP Money Market Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,000.10	0.12%	$0.60
Service Class Shares	1,000.00	1,000.10	0.12%	0.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.20	0.12%	$0.60
Service Class Shares	1,000.00	1,024.20	0.12%	0.60

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund Security T ype/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Certificates of Deposit	19.20%
Commercial Paper	59.35%
Capital Markets	2.01%
Colleges & Universities	13.38%
Commercial Banks	26.19%
Consumer Finance	5.86%
Diversified Financial Services	2.92%
Industrial Conglomerates	1.01%
Municipal Obligation	2.02%
Oil, Gas & Consumable Fuels	1.93%
Pharmaceuticals	4.03%
Corporate Bonds	2.06%
Municipal Bond	0.46%
Total Value of Securities	81.07%
Receivables and Other Assets Net of Liabilities	18.93%
Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund Schedule of Investments June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)
CERTIFICATES OF DEPOSIT–19.20%
Banco Estado Chile
0.20% 10/7/14	20,000,000	$20,000,000
0.21% 7/7/14	5,000,000	5,000,000
Bank of Montreal Chicago
0.15% 8/29/14	25,000,000	25,000,000
0.17% 9/9/14	10,000,000	10,000,000
Chase Bank USA 0.38% 12/4/14	15,000,000	15,000,000
Credit Suisse New York 0.21% 7/10/14	15,500,000	15,500,000
HSBC Bank USA 0.21% 9/22/14	10,000,000	10,000,000
Toronto Dominion Bank New York
0.17% 8/6/14	15,000,000	15,000,000
0.20% 2/17/15	15,000,000	15,000,000
UBS Stamford Connecticut 0.21% 10/21/14	12,500,000	12,500,000

Total Certificates of deposit (Cost $143,000,000)		143,000,000

COMMERICAL PAPER–59.35%
Capital Markets–2.01%
≠Credit Suisse New York 0.21% 8/1/14	15,000,000	14,997,287

		14,997,287

Colleges & Universities–13.38%
Brown University
≠0.09% 7/21/14	17,500,000	17,499,125
≠0.10% 9/15/14	10,000,000	9,997,889
Cornell University
≠0.10% 8/25/14	9,000,000	8,998,625
≠0.11% 7/17/14	11,675,000	11,674,429
≠0.11% 8/19/14	3,000,000	2,999,551
≠0.12% 8/13/14	4,000,000	3,999,427
Dartmouth College
≠0.11% 8/12/14	9,000,000	8,998,845
≠0.13% 9/17/14	3,000,000	2,999,155
≠Duke University 0.12% 9/17/14	2,500,000	2,499,350
≠Leland Stanford Junior University 0.09% 7/10/14	17,000,000	16,999,618
Yale University
≠0.10% 8/6/14	8,000,000	7,999,200
≠0.10% 9/15/14	5,000,000	4,998,944

		99,664,158

Commercial Banks–26.19%
Abbey National North America 0.05% 7/1/14	35,000,000	35,000,000
≠Bank of Nova Scotia New York 0.16% 8/25/14	7,500,000	7,498,167
≠BNP Paribas Canada 0.10% 7/2/14	15,000,000	14,999,958
≠BNP Paribas Finance 0.09% 7/7/14	21,825,000	21,824,673

	Principal Amount°	Value (U.S. $)
COMMERICAL PAPER (continued)
Commercial Banks (continued)
≠DNB North America Bank 0.21% 9/4/14	8,000,000	$7,996,967
≠Lloyds Bank 0.21% 11/24/14	25,000,000	24,978,708
≠PNC Bank North America 0.28% 8/21/14	12,000,000	11,995,240
Rabobank USA Finance
≠0.21% 10/2/14	1,500,000	1,499,186
≠0.21% 11/12/14	15,000,000	14,988,275
≠Societe Generale North America 0.28% 8/1/14	13,150,000	13,146,829
≠Standard Chartered Bank 0.25% 8/4/14	12,500,000	12,497,049
≠Westpac Securities 0.18% 8/11/14	28,625,000	28,619,132

		195,044,184

Consumer Finance–5.86%
≠BMW US Capital 0.10% 7/11/14	8,180,000	8,179,773
≠Caterpillar Financial Services 0.10% 7/14/14	3,000,000	2,999,892
Toyota Motor Credit
≠0.16% 7/25/14	12,500,000	12,498,667
≠0.16% 10/30/14	20,000,000	19,989,244

		43,667,576

Diversified Financial Services–2.92%
≠CPPIB Capital 0.13% 8/5/14	11,760,000	11,758,514
≠General Electric Capital 0.17% 10/7/14	10,000,000	9,995,372

		21,753,886

Industrial Conglomerates–1.01%
≠General Electric 0.02% 7/11/14	7,500,000	7,499,958

		7,499,958

Municipal Obligation–2.02%
≠St Joseph County, Indiana 0.13% 9/9/14	15,015,000	15,011,205

		15,011,205

Oil, Gas & Consumable Fuels–1.93%
≠Total Capital Canada 0.10% 8/19/14	14,330,000	14,328,050

		14,328,050

Pharmaceuticals–4.03%
≠GlaxoSmithKline Finance 0.09% 7/29/14	25,000,000	24,998,250
≠«Sanofi 0.12% 9/24/14	5,000,000	4,998,583

		29,996,833

Total Commerical Paper (Cost $441,963,137)		441,963,137

LVIP Money Market Fund–3

LVIP Money Market Fund Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–2.06%
Capital Markets–0.95%
BlackRock 3.50% 12/10/14	7,000,000	$7,099,447

		7,099,447

Commercial Banks–1.01%
•Bank of Nova Scotia 0.28% 12/5/14	7,500,000	7,500,000

		7,500,000

Consumer Finance–0.10%
#American Honda Finance 144A 1.45% 2/27/15	710,000	715,111

		715,111

Total Corporate Bonds (Cost $15,314,558)		15,314,558

	Principal Amount°	Value (U.S. $)
MUNICIPAL BOND–0.46%
*New York State Housing Finance Agency Revenue (Broadway) Series B 0.10% 5/1/44 (LOC-Wells Fargo Bank N.A.)	3,450,000	$3,450,000

Total Municipal Bond (Cost $3,450,000)		3,450,000

TOTAL VALUE OF SECURITIES–81.07% (Cost $603,727,695)Δ	603,727,695
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–18.93%	141,003,692

NET ASSETS APPLICABLE TO 74,473,605 SHARES OUTSTANDING–100.00%	$744,731,387

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $715,111, which represents 0.10% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

*

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2014.

≠	The rate shown is the effective yield at the time of purchase.

«

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2014, the aggregate value of these securities was $4,998,583, which represents 0.67% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LOC–Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–4

LVIP Money Market Fund Statement of A ssets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments, at value	$603,727,695
Cash	144,656,800
Receivable for fund shares sold	2,246,911
Dividends and interest receivable	98,130

TOTAL ASSETS	750,729,536

LIABILITIES:
Payable for fund shares redeemed	5,852,152
Accrued expenses payable	93,885
Due to manager and affiliates	52,112

TOTAL LIABILITIES	5,998,149

TOTAL NET ASSETS	$744,731,387

Investments, at cost	$603,727,695

Standard Class:
Net Assets	$459,741,419
Shares Outstanding	45,973,249
Net Asset Value	$10.000

Service Class:
Net Assets	$284,989,968
Shares Outstanding	28,500,356
Net Asset Value	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$744,734,046
Accumulated net realized loss on investments	(2,659)

Total net assets	$744,731,387

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–5

LVIP Money Market Fund Statem ent of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Money Market Fund Statemen ts of Changes in Net Assets

INVESTMENT INCOME:
Interest	$552,645

EXPENSES:
Management fees	1,369,388
Distribution fees-Service Class	361,130
Accounting and administration expenses	89,115
Reports and statements to shareholders	26,494
Professional fees	15,845
Trustees’ fees and expenses	7,580
Custodian fees	4,806
Pricing fees	2,245
Consulting fees	1,290
Other	5,855

1,883,748
Less management fees waived	(1,076,772)
Less waived distribution expenses-Service Class	(361,130)

Total operating expenses	445,846

NET INVESTMENT INCOME	106,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,799

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$106,799	$189,238
Net realized loss	—	(2)

Net increase in net assets resulting from operations	106,799	189,236

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(64,344)	(104,499)
Service Class	(42,455)	(84,739)

	(106,799)	(189,238)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	328,851,540	507,158,702
Service Class	172,944,255	439,418,213
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	64,344	104,499
Service Class	42,455	84,739

	501,902,594	946,766,153

Cost of shares redeemed:
Standard Class	(316,341,716)	(489,143,876)
Service Class	(190,803,132)	(488,254,081)

	(507,144,848)	(977,397,957)

Decrease in net assets derived from capital share transactions	(5,242,254)	(30,631,804)

NET DECREASE IN NET ASSETS	(5,242,254)	(30,631,806)
NET ASSETS:
Beginning of period	749,973,641	780,605,447

End of period	$744,731,387	$749,973,641

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–6

LVIP Money Market Fund Financial Hi ghlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/14[1] (unaudited)	LVIP Money Market Fund Standard Class Year Ended
		12/31/13	12/31/12		12/31/11		12/31/10		12/31/09

Net asset value, beginning of period	$ 10.000	$10.000	$10.000		$10.000		$10.000		$10.000

Income from investment operations:
Net investment income	0.001	0.002	0.003		0.003		0.005		0.034

Total from investment operations	0.001	0.002	0.003		0.003		0.005		0.034

Less dividends and distributions from:
Net investment income	(0.001)	(0.002)	(0.003)		(0.003)		(0.005)		(0.034)
Net realized gain	—	—	—	[2]	—	[2]	—	[2]	— [2]

Total dividends and distributions	(0.001)	(0.002)	(0.003)		(0.003)		(0.005)		(0.034)

Net asset value, end of period	$ 10.000	$10.000	$10.000		$10.000		$10.000		$10.000

Total return[3]	0.01%	0.02%	0.03%		0.03%		0.05%		0.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$459,741	$447,167	$429,048		$489,141		$518,604		$657,041
Ratio of expenses to average net assets	0.12%	0.17%	0.20%		0.19%		0.29%		0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.42%	0.44%	0.43%		0.43%		0.42%		0.43%
Ratio of net investment income to average net assets	0.03%	0.02%	0.03%		0.03%		0.05%		0.31%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.27% )	(0.25% )	(0.20%	)	(0.21%	)	(0.08%	)	0.31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, 2010, and 2009, net realized gain distributions of $1,804, $563, $2,279, and $8,501 respectively, were made by the Fund’s Standard class, which calculated to de minimus amounts of $0.000, $0.000, $0.000, and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–7

LVIP Money Market Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/14[1] (unaudited)	LVIP Money Market Fund Service Class Year Ended
		12/31/13	12/31/12		12/31/11		12/31/10		12/31/09

Net asset value, beginning of period	$ 10.000	$10.000	$10.000		$10.000		$10.000		$10.000

Income from investment operations:
Net investment income	0.001	0.002	0.003		0.003		0.004		0.009

Total from investment operations	0.001	0.002	0.003		0.003		0.004		0.009

Less dividends and distributions from:
Net investment income	(0.001)	(0.002)	(0.003)		(0.003)		(0.004)		(0.009)
Net realized gain	—	—	—	[2]	—	[2]	—	[2]	— [2]

Total dividends and distributions	(0.001)	(0.002)	(0.003)		(0.003)		(0.004)		(0.009)

Net asset value, end of period	$ 10.000	$10.000	$10.000		$10.000		$10.000		$10.000

Total return[3]	0.01%	0.02%	0.03%		0.03%		0.04%		0.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$284,990	$302,807	$351,557		$380,737		$364,631		$449,623
Ratio of expenses to average net assets	0.12%	0.17%	0.20%		0.19%		0.30%		0.65%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed and expense paid indirectly	0.67%	0.69%	0.68%		0.68%		0.67%		0.68%
Ratio of net investment income to average net assets	0.03%	0.02%	0.03%		0.03%		0.04%		0.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.52% )	(0.50% )	(0.45%	)	(0.46%	)	(0.33%	)	0.06%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

For the years ended December 31, 2012, 2011, 2010, and 2009, net realized gain distributions of $1,528, $554, $1,821, and $6,114, respectively, were made by the Fund’s Servive class, which calculated to de minimus amounts of $0.000, $0.000, $0.000, and $0.000 per share, respectively.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Money Market Fund–8

LVIP Money Market Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

LVIP Money Market Fund–9

LVIP Money Market Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

Delaware Investments Fund Advisors (DIFA) (Sub-Advisor), a series of Delaware Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $15,836 and $4,110, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board of Trustees (Board). No distribution expenses are paid by Standard Class shares.

LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. Amounts waived and/or reimbursed under this agreement can be recaptured for a period of up to three years from the year in which LFD and LIAC waived fees and/or reimbursed expenses for the Fund. The following table summarizes the amount of waived fees and/or reimbursed expenses that may be recaptured and the fiscal years they expire:

	Expiration Date

	2014	2015	2016	2017	Total
LFD	$963,236	$880,089	$857,491	$361,130	$3,061,946
LIAC	2,133,318	1,803,286	2,040,172	1,076,772	7,053,548

Total	$3,096,554	$2,683,375	$2,897,663	$1,437,902	$10,115,494

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$52,112

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses that will be carried forward under the Act are as follows:

Tax Character Short-Term
$2,659

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Money Market Fund–10

LVIP Money Market Fund Notes to Financial Statements (continued) 3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing).

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 2
Corporate Bonds	$15,314,558
Municipal Bond	3,450,000
Short-Term Investments	584,963,137

Total	$603,727,695

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	32,885,154	50,715,870
Service Class	17,294,431	43,941,821
Shares issued upon reinvestment of dividends and distributions:
Standard Class	6,435	10,450
Service Class	4,246	8,474

	50,190,266	94,676,615

Shares redeemed:
Standard Class	(31,634,172)	(48,914,388)
Service Class	(19,080,313)	(48,825,408)

	(50,714,485)	(97,739,796)

Net decrease	(524,219)	(3,063,181)

5. Credit and Market Risk

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 58.24% of the Fund’s net assets at June 30, 2014. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A and Section 4(2) securities have been identified on the Schedule of Investments.

LVIP Money Market Fund–11

LVIP Money Market Fund Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

Management has determined that no other material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–12

LVIP Multi-Manager Global Equity RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Multi-Manager Global Equity RPM Fund

LVIP Multi-Manager Global Equity RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers in effect.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$1,000.00	$1,039.20	0.35%	$0.60
Service Class Shares	1,000.00	1,038.60	0.70%	1.19
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP Multi-Manager Global Equity RPM Fund–1

LVIP Multi-Manager Global Equity RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	37.90%
Equity Funds	20.41%
International Equity Funds	17.49%
Unaffiliated Investment Companies	60.92%
Equity Funds	40.67%
International Equity Funds	13.76%
Money Market Fund	6.49%
Total Value of Securities	98.82%
Receivables and Other Assets Net of Liabilities	1.18%
Total Net Assets	100.00%

LVIP Multi-Manager Global Equity RPM Fund–2

LVIP Multi-Manager Global Equity RPM Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–37.90%
Equity Funds–20.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	181,432	$2,574,154
LVIP SSgA Small-Cap Index Fund	27,848	766,713

		3,340,867

International Equity Funds–17.49%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	60,001	905,412
LVIP SSgA International Index Fund	197,606	1,958,865

		2,864,277

Total Affiliated Investment Companies (Cost $5,983,148)		6,205,144

UNAFFILIATED INVESTMENT COMPANIES–60.92%
Equity Funds–40.67%
XAmerican Century VIP Mid Cap Value	16,181	304,686
** BlackRock Equity Dividend Fund	29,735	753,790
#Clearbridge Variable Appreciation Portfolio	25,936	906,216
XFidelity Variable Insurance Products - VIP Contrafund Portfolio	29,093	1,066,541
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	8,065	303,584

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
† FTVIPT Mutual Shares Securities	38,247	$906,836
FTVIPT Templeton Growth Securities	56,063	898,688
#Invesco V.I. Comstock Fund	39,955	755,951
#†Invesco V.I. Core Equity Fund	18,261	761,315

		6,657,607

International Equity Funds–13.76%
**DFA International Core Equity Portfolio	102,089	1,361,871
iShares Core MSCI Emerging Markets ETF	17,224	890,481

		2,252,352

Money Market Fund–6.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,062,463	1,062,463

		1,062,463

Total Unaffiliated Investment Companies (Cost $9,711,961)		9,972,422

TOTAL VALUE OF SECURITIES–98.82% (Cost $15,695,109)	16,177,566
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.18%	192,352

NET ASSETS APPLICABLE TO 1,576,016 SHARES OUTSTANDING–100.00%	$16,369,918

#	Series I shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

X	Initial Class.

LVIP Multi-Manager Global Equity RPM Fund–3

LVIP Multi-Manager Global Equity RPM Fund Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 British Pound Currency	$ 105,151	$106,844	9/18/14	$ 1,693
2 E-mini MSCI Emerging Markets Index	104,245	104,070	9/22/14	(175)
9 E-mini S&P 500 Index	865,460	878,580	9/22/14	13,120
1 Euro Currency	169,607	171,225	9/18/14	1,618
1 Euro STOXX 50 Index	179,490	177,017	9/22/14	(2,473)
1 FTSE 100 Index	115,190	114,862	9/22/14	(328)
1 Japanese Yen Currency	123,032	123,500	9/18/14	468
1 Nikkei 225 Index (OSE)	147,883	149,632	9/12/14	1,749

	$1,810,058			$15,672

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity RPM Fund–4

LVIP Multi-Manager Global Equity RPM Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$6,205,144
Investments in unaffiliated investment companies, at value	9,972,422
Receivable for fund shares sold	120,359
Cash collateral for derivatives	74,967
Dividends receivable from investment companies	7,604
Expense reimbursement from LIAC	3,945
Cash	1,868
Variation margin receivable on futures contracts	1,827
Receivable for investment companies sold	29

TOTAL ASSETS	16,388,165

LIABILITIES:
Accrued expenses payable	7,395
Due to manager and affiliates	6,876
Payable for investment companies purchased	3,203
Payable for fund shares redeemed	773

TOTAL LIABILITIES	18,247

TOTAL NET ASSETS	$16,369,918

Investments in affiliated investment companies, at cost	$5,983,148
Investments in unaffiliated investment companies, at cost	9,711,961

Standard Class:
Net Assets	$1,558,859
Shares Outstanding	150,000
Net Asset Value	$10.392

Service Class:
Net Assets	$14,811,059
Shares Outstanding	1,426,016
Net Asset Value	$10.386

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$15,780,020
Undistributed net investment income	22,527
Accumulated net realized gain on investments	69,242
Net unrealized appreciation of investments and derivatives	498,129

TOTAL NET ASSETS	$16,369,918

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity RPM Fund–5

LVIP Multi-Manager Global Equity RPM Fund Statement of Operations May 1, 2014* to June 30, 2014 (unaudited)	LVIP Multi-Manager Global Equity RPM Fund Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$39,782

EXPENSES:
Distribution fees-Service Class	8,181
Management fees	6,482
Accounting and administration expenses	5,582
Professional fees	5,234
Reports and statements to shareholders	640
Custodian fees	123
Trustees’ fees and expenses	14
Other	5

26,261
Less management fees waived	(1,318)
Less expenses reimbursed	(7,688)

Total operating expenses	17,255

NET INVESTMENT INCOME	22,527

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Distributions from unaffiliated investment companies	7,569
Sale of investments in affiliated investment companies	20,358
Sale of investments in unaffiliated investment companies	438
Foreign currencies	54
Futures contracts	40,823

Net realized gain	69,242

Net unrealized appreciation of:
Investments in affiliated investment companies	221,996
Investments in unaffiliated investment companies	260,461
Futures contracts	15,672

Net unrealized appreciation	498,129

NET REALIZED AND UNREALIZED GAIN	567,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$589,898

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,527
Net realized gain	69,242
Net unrealized appreciation	498,129

Net increase in net assets resulting from operations	589,898

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,506,377
Service Class	14,338,446

15,844,823

Cost of shares redeemed:
Standard Class	(6,398)
Service Class	(58,405)

(64,803)

Increase in net assets derived from capital share transactions	15,780,020

NET INCREASE IN NET ASSETS	16,369,918
NET ASSETS:
Beginning of period	—

End of period	$16,369,918

Undistributed net investment income	$22,527

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity RPM Fund–6

LVIP Multi-Manager Global Equity RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

LVIP Multi-Manager Global Equity RPM Fund

	Standard Class	Service Class

	5/1/14[1] to 6/30/14 (unaudited)	5/1/14[1] to 6/30/14 (unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.020	0.014
Net realized and unrealized gain (loss)	0.372	0.372

Total from investment operations	0.392	0.386

Net asset value, end of period	$10.392	$10.386

Total return[3]	3.92%	3.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,559	$14,811
Ratio of expenses to average net assets[4]	0.35%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.70%	1.05%
Ratio of net investment income to average net assets	1.18%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.48%
Portfolio turnover	6%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity RPM Fund–7

LVIP Multi-Manager Global Equity RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities, and the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying funds are recorded on the ex-dividend date. The

LVIP Multi-Manager Global Equity RPM Fund–8

LVIP Multi-Manager Global Equity RPM Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has voluntarily agreed to waive a portion of its advisory fee. This waiver can be modified or terminated at any time, without notice, with the mutual agreement of the Board and LIAC. For the period May 1, 2014* through June 30, 2014, this waiver amounted to $1,318.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of the average daily net assets for the Standard Class and 0.70% for the Service Class. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $44 and $12, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $178 for the period May 1, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivables from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,945
Management fees payable to LIAC	2,640
Distribution fees payable to LFD	4,145
Trading operation fees payable to Lincoln Life	91

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares and 94.67% of the Service Class shares of the Fund.

* Date of commencement of operations.

LVIP Multi-Manager Global Equity RPM Fund–9

LVIP Multi-Manager Global Equity RPM Fund Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$15,523,863
Sales	912,013

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$15,695,174

Aggregate unrealized appreciation	$501,052
Aggregate unrealized depreciation	(18,660)

Net unrealized appreciation (depreciation)	$482,392

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$16,177,566

Futures Contracts	$15,672

There were no Level 3 investments at the end of the period.

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP Multi-Manager Global Equity RPM Fund–10

LVIP Multi-Manager Global Equity RPM Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	150,620
Service Class	1,431,667

1,582,287

Shares redeemed:
Standard Class	(620)
Service Class	(5,651)

(6,271)

Net increase	1,576,016

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts**	$14,869	Variation margin receivable on futures contracts**	$2,976
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts**	3,779	Variation margin receivable on futures contracts**	—

Total		$18,648		$2,976

**Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

LVIP Multi-Manager Global Equity RPM Fund–11

LVIP Multi-Manager Global Equity RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the period May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$44,043	$11,893
Currency contracts (Futures contracts)	Net realized loss from futures contracts and net unrealized appreciation (depreciation) of futures contracts	(3,220)	3,779

Total		$40,823	$15,672

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$601,024	$—

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Multi-Manager Global Equity RPM Fund–12

LVIP Multi-Manager Global Equity RPM Fund Other Fund Information (unaudited)

Approval of Investment Management and Subadvisory Agreements

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP Multi-Manager Global Equity RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

The Board noted that the Fund would invest approximately 90-100% of its assets into various underlying funds, under normal market conditions. The remaining 0-10% would be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other LVIP RPM Funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s volatility on an ongoing basis. The Board considered that LIAC would be responsible for overseeing the investment into the underlying funds and the RPM strategy.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.35% for the standard class and 0.70% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

LVIP Multi-Manager Global Equity RPM Fund–13

LVIP Multi-Manager Global Equity RPM Fund Other Fund Information (continued) Advisory Agreement (continued)

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b 1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity RPM Fund–14

LVIP PIMCO Low Duration Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund Disclosure OF FUND EXPENSES (unaudited) For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual*
Standard Class Shares	$1,000.00	$1,001.00	0.57%	$0.95
Service Class Shares	1,000.00	1,000.70	0.82%	1.37
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Service Class Shares	1,000.00	1,020.73	0.82%	4.11

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period since inception).

**

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Obligations	0.57%
Commercial Mortgage-Backed Securities	4.28%
Corporate Bonds	67.39%
Automobiles	1.48%
Building Products	0.72%
Capital Markets	3.47%
Commercial Banks	16.93%
Construction & Engineering	0.31%
Consumer Finance	8.85%
Diversified Consumer Services	0.94%
Diversified Financial Services	6.14%
Diversified Telecommunication Services	6.62%
Electric Utilities	2.64%
Gas Utilities	0.38%
Health Care Equipment & Supplies	0.94%
Health Care Providers & Services	0.94%
Household Durables	0.28%
IT Services	0.81%
Life Sciences Tools & Services	0.96%
Media	2.31%
Metals & Mining	1.00%
Oil, Gas & Consumable Fuels	5.73%
Pharmaceuticals	0.96%
Road & Rail	0.94%
Software	0.99%
Tobacco	0.94%
Wireless Telecommunication Services	2.11%
Municipal Bonds	1.96%
Non-Agency Asset-Backed Securities	5.51%
Non-Agency Collateralized Mortgage Obligations	0.48%
Regional Bond	1.61%
U.S. Treasury Obligations	28.47%
Money Market Fund	4.82%
Short-Term Investments	1.89%
Total Value of Securities	116.98%
Liabilities Net of Receivables and Other Assets	(16.98%	)
Total Net Assets	100.00%

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–0.57%
Federal Home Loan Banks
0.09% 3/4/15	500,000	$499,889
ø0.60% 5/28/19	1,350,000	1,350,252

Total Agency Obligations (Cost $1,849,230)		1,850,141

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.28%
#•¿Commercial Mortgage Pass Through Certificates Series 2014-KYO A 144A 1.054% 6/11/27	3,200,000	3,200,000
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	700,000	744,871
•Series 2006-CIB15 A1A 5.811% 6/12/43	4,368,063	4,717,355
Series 2012-C8 A1 0.705% 10/15/45	706,925	707,008
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 A1 0.916% 8/15/45	1,674,306	1,678,252
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	1,263,002	1,260,835
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	1,458,803	1,454,755

Total Commercial Mortgage-Backed Securities (Cost $13,751,500)		13,763,076

CORPORATE BONDS–67.39%
Automobiles–1.48%
#Hyundai Capital America 144A 1.45% 2/6/17	3,000,000	3,013,212
Kia Motors 3.625% 6/14/16	1,590,000	1,665,679
•PACCAR Financial 0.83% 12/6/18	100,000	101,027

		4,779,918

Building Products–0.72%
Masco 6.125% 10/3/16	2,100,000	2,323,125

		2,323,125

Capital Markets–3.47%
Korea Development Bank 3.875% 5/4/17	2,000,000	2,131,186
Korea Finance 2.25% 8/7/17	2,200,000	2,240,434
Malaysia Sukuk Global B 3.93% 6/4/15	2,000,000	2,065,200
Morgan Stanley 3.80% 4/29/16	4,500,000	4,726,764

		11,163,584

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks–16.93%
•Banco Bilbao Vizcaya Argentaria 0.976% 10/23/15	4,700,000	$4,700,291
#Banco del Estado de Chile 144A 2.00% 11/9/17	2,000,000	2,024,744
Banco Santander Brasil
4.50% 4/6/15	100,000	102,500
#144A 4.50% 4/6/15	2,000,000	2,050,000
#•Banco Santander Chile 144A 1.828% 1/19/16	1,000,000	1,010,000
#•@Banque Federative Du Credit Mutuel 144A 1.078% 1/20/17	3,000,000	3,027,621
BBVA Bancomer 4.50% 3/10/16	1,500,000	1,586,250
•BPCE 0.862% 6/17/17	250,000	250,107
#CIT Group 144A 4.75% 2/15/15	2,150,000	2,197,031
Credit Agricole
#•@144A 1.026% 4/15/19	2,900,000	2,925,575
•@1.386% 4/15/16	200,000	202,608
•DBS Bank 0.836% 7/15/21	6,700,000	6,549,336
Eksportfinans
2.375% 5/25/16	3,100,000	3,107,750
3.00% 11/17/14	1,000,000	1,007,350
Hana Bank 4.50% 10/30/15	1,217,000	1,273,503
Intesa Sanpaolo SpA 3.125% 1/15/16	1,500,000	1,542,435
Itau Unibanco 1.19% 6/26/15	3,000,000	3,000,414
Korea Exchange Bank 1.75% 9/27/15	200,000	202,091
Macquarie Bank
#@144A 1.65% 3/24/17	3,795,000	3,819,588
#@144A 5.00% 2/22/17	50,000	54,524
#•@Mizuho Bank 144A 0.659% 4/16/17	750,000	751,138
QNB Finance 3.125% 11/16/15	3,000,000	3,097,500
#Sberbank of Russia Via SB Capital 144A 4.95% 2/7/17	2,900,000	3,068,200
#•Shinhan Bank 144A 0.885% 4/8/17	1,000,000	1,003,689
Standard Chartered Bank Hong Kong 5.875% 6/24/20	100,000	112,967
#@Swedbank Hypotek 144A 2.95% 3/28/16	2,600,000	2,705,880
Woori Bank 7.00% 2/2/15	50,000	51,774
Zions Bancorporation 7.75% 9/23/14	3,000,000	3,049,725

		54,474,591

Construction & Engineering–0.31%
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,006,198

		1,006,198

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance–8.85%
Ally Financial
2.75% 1/30/17	200,000	$202,750
3.50% 7/18/16	2,000,000	2,070,000
4.625% 6/26/15	1,050,000	1,085,437
6.75% 12/1/14	500,000	511,563
8.30% 2/12/15	800,000	835,000
•BMW US Capital 0.567% 6/2/17	200,000	199,480
Ford Motor Credit
•1.06% 3/12/19	1,900,000	1,912,658
1.50% 1/17/17	4,200,000	4,225,456
General Motors Financial 2.75% 5/15/16	2,600,000	2,643,875
•HSBC Finance 0.657% 6/1/16	100,000	100,075
International Lease Finance
4.875% 4/1/15	300,000	308,063
5.75% 5/15/16	2,400,000	2,575,500
#144A 6.50% 9/1/14	50,000	50,437
8.625% 9/15/15	900,000	976,500
Navient
3.875% 9/10/15	300,000	307,500
6.00% 1/25/17	300,000	327,000
6.25% 1/25/16	2,800,000	2,985,500
#•Nissan Motor Acceptance 144A
0.777% 3/3/17	3,180,000	3,191,372
RCI Banque
4.60% 4/12/16	260,000	275,498
#144A 4.60% 4/12/16	543,000	575,367
#•Volkswagen Group of America Finance 144A 0.597% 5/23/17	3,100,000	3,105,710

		28,464,741

Diversified Consumer Services–0.94%
Hutchison Whampoa International
4.625% 9/11/15	100,000	104,741
#144A 4.625% 9/11/15	2,800,000	2,932,742

		3,037,483

Diversified Financial Services–6.14%
Bank of America 5.30% 3/15/17	4,300,000	4,732,296
Citigroup 1.25% 1/15/16	4,700,000	4,730,103
#Denali Borrower 144A 5.625% 10/15/20	700,000	743,750
•General Electric Capital 0.394% 2/15/17	75,000	74,813
•Goldman Sachs Group 0.852% 6/4/17	4,700,000	4,703,990
•JPMorgan Chase Bank 0.56% 6/13/16	4,800,000	4,785,149

		19,770,101

Diversified Telecommunication Services–6.62%
•AT&T 0.901% 3/11/19	750,000	755,706

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
KT 3.875% 1/20/17		3,000,000	$3,167,244
#Ooredoo International Finance 144A 3.375% 10/14/16		3,000,000	3,153,120
Orange 5.00% 5/12/16	GBP	1,700,000	3,079,517
Telecom Italia Capital 4.95% 9/30/14		100,000	101,040
Telefonica Emisiones
3.729% 4/27/15		2,975,000	3,048,465
3.992% 2/16/16		1,560,000	1,633,961
Verizon Communications
0.70% 11/2/15		3,000,000	3,008,781
•1.002% 6/17/19		2,800,000	2,837,419
5.55% 2/15/16		484,000	521,735

			21,306,988

Electric Utilities–2.64%
#Enel Finance International 144A 3.875% 10/7/14		259,000	261,084
Enel SpA 4.875% 2/20/18	EUR	100,000	154,382
FirstEnergy 2.75% 3/15/18		1,900,000	1,924,423
#Iberdrola Finance Ireland 144A 3.80% 9/11/14		3,000,000	3,018,330
Korea Western Power
3.125% 5/10/17		2,800,000	2,914,215
#144A 3.125% 5/10/17		200,000	208,158

			8,480,592

Gas Utilities–0.38%
#Korea Gas 144A 2.25% 7/25/17		1,200,000	1,222,858

			1,222,858

Health Care Equipment & Supplies–0.94%
Covidien International Finance 1.35% 5/29/15		3,000,000	3,025,032

			3,025,032

Health Care Providers & Services–0.94%
McKesson 0.95% 12/4/15		3,000,000	3,013,167

			3,013,167

Household Durables–0.28%
Newell Rubbermaid 2.00% 6/15/15		900,000	911,686

			911,686

IT Services–0.81%
Affiliated Computer Services 5.20% 6/1/15		2,500,000	2,604,645

			2,604,645

Life Sciences Tools & Services–0.96%
Thermo Fisher Scientific 2.25% 8/15/16		3,000,000	3,080,385

			3,080,385

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.31%
Cox Communications
5.50% 10/1/15	800,000	$847,081
#144A 5.875% 12/1/16	1,100,000	1,216,161
7.25% 11/15/15	1,000,000	1,086,802
DISH DBS
6.625% 10/1/14	700,000	709,625
7.125% 2/1/16	3,250,000	3,522,187
Gannett 8.75% 11/15/14	50,000	51,437

		7,433,293

Metals & Mining–1.00%
Glencore Canada 5.375% 6/1/15	3,100,000	3,225,252

		3,225,252

Oil, Gas & Consumable Fuels–5.73%
•Canadian Natural Resources 0.609% 3/30/16	3,150,000	3,158,193
Enterprise Products Operating 1.25% 8/13/15	1,250,000	1,259,151
#IPIC GMTN 144A 3.75% 3/1/17	2,000,000	2,135,000
KazMunayGas National 11.75% 1/23/15	2,500,000	2,645,325
Kinder Morgan Energy Partners 6.00% 2/1/17	2,500,000	2,790,428
Korea National Oil 3.125% 4/3/17	1,250,000	1,304,098
•Petrobras Global Finance 2.592% 3/17/17	3,000,000	3,043,200
#Rockies Express Pipeline 144A 3.90% 4/15/15	50,000	50,625
•Sinopec Group Overseas Development 2014 1.147% 4/10/19	200,000	200,610
#Woodside Finance 144A 4.50% 11/10/14	1,835,000	1,860,512

		18,447,142

Pharmaceuticals–0.96%
AbbVie 1.75% 11/6/17	3,000,000	3,018,804
Express Scripts Holding 2.25% 6/15/19	60,000	59,819

		3,078,623

Road & Rail–0.94%
•Kansas City Southern de Mexico de CV 0.928% 10/28/16	3,000,000	3,012,063

		3,012,063

Software–0.99%
Symantec 2.75% 6/15/17	3,100,000	3,185,076

		3,185,076

		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Tobacco–0.94%
Altria Group 4.125% 9/11/15		2,900,000	$3,018,366

			3,018,366

Wireless Telecommunication Services–2.11%
America Movil SAB de CV 2.375% 9/8/16		3,000,000	3,088,440
Sprint Communications
6.00% 12/1/16		800,000	873,000
9.125% 3/1/17		2,400,000	2,817,000

			6,778,440

Total Corporate Bonds (Cost $216,673,273)			216,843,349

MUNICIPAL BONDS–1.96%
Energy Northwest 1.793% 7/1/18		300,000	303,957
Louisville Regional Airport Authority Series C 0.769% 7/1/16		3,000,000	3,000,600
•State of Texas Series C-2 0.553% 6/1/19		3,000,000	3,000,300

Total Municipal Bonds (Cost $6,301,238)			6,304,857

NON-AGENCY ASSET-BACKED SECURITIES–5.51%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.352% 10/25/34		34,253	34,171
#•@ALM IV Series 2011-4A A 144A 1.466% 7/18/22		2,500,000	2,489,525
•Alzette European Series 2004-1X B 0.842% 12/15/20	EUR	155,151	211,973
American Express Credit Account Master Trust Series 2014-2 A 1.26% 1/15/20		3,000,000	2,999,939
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.152% 10/25/34		129,828	127,229
•Avoca Series V-X A1B 0.619% 8/3/22	EUR	847,639	1,145,055
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.352% 10/25/34		1,046,000	1,042,358
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.652% 3/25/43		121,550	119,085
#•@Drug Royalty II Series 2014-1 A1 144A 3.082% 7/15/23		300,000	300,000
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18		50,000	49,994
#•@Galaxy XI Series 2011-11A A 144A 1.519% 8/20/22		2,500,000	2,482,250

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Gresham Capital Series 2006-1 B 0.816% 3/23/26	EUR	2,000,000	$2,720,371
•GSAA Home Equity Trust Series 2004-11 2A2 0.472% 12/25/34		181,347	179,240
#•Hewett’s Island Series 2006-5A C 144A 0.927% 12/5/18		500,000	486,250
•JP Morgan Mortgage Acquisition Series 2005-OPT2 A3 0.392% 12/25/35		442,324	441,492
#•@Madison Park Funding Series 2011-7A A 144A 1.481% 6/15/22		1,000,000	992,330
#•Marathon Series 2005-2A A1B 144A 0.501% 12/20/19		200,749	200,187
Santander Drive Auto Receivables Trust Series 2014-1 A2A 0.66% 6/15/17		100,000	100,115
•Strawinsky I Series 2007-1X A2 0.725% 8/10/24	EUR	1,121,235	1,522,263
#•Trimaran Series 2006-2A A1L 144A 0.475% 11/1/18		77,024	76,770

Total Non-Agency Asset-Backed Securities (Cost $17,719,662)			17,720,597

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.48%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.521% 10/26/35		208,001	209,860
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.652% 6/25/35		1,374,919	1,328,642

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,545,449)			1,538,502

ΔREGIONAL BOND–1.61%
Canada–1.61%
Province of Quebec Canada 4.60% 5/26/15		5,000,000	5,196,620

Total Regional Bond (Cost $5,195,079)			5,196,620

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–28.47%
U.S. Treasury Notes
¥ 0.375% 5/31/16	83,800,000	$ 83,729,608
0.875% 6/15/17	2,700,000	2,701,161
1.50% 5/31/19	5,200,000	5,174,203

Total U.S. Treasury Obligations (Cost $91,470,007)		91,604,972

	Number of Shares
MONEY MARKET FUND–4.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	15,502,134	15,502,134

Total Money Market Fund (Cost $15,502,134)		15,502,134

	Principal Amount°
SHORT-TERM INVESTMENTS–1.89%
Certificates of Deposit–0.96%
Banco de Brasil New York 1.21% 6/29/15	3,100,000	3,100,797

		3,100,797

≠Discounted Commercial Paper–0.93%
Vodafone Group 0.60% 6/29/15	3,000,000	2,984,833

		2,984,833

Total Short-Term Investments (Cost $6,081,850)		6,085,630

TOTAL VALUE OF SECURITIES–116.98% (Cost $376,089,422)	$376,409,878
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.98%)	(54,648,053)

NET ASSETS APPLICABLE TO 32,142,993 SHARES OUTSTANDING–100.00%	$321,761,825

NET ASSET VALUE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($316,071,115 / 31,574,325 Shares)	$10.010

NET ASSET VALUE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($5,690,710 / 568,668 Shares)	$10.007

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$321,712,339
Undistributed net investment income	37,165
Accumulated net realized loss on investments	(163,058)
Net unrealized appreciation of investments and derivatives	175,379

Total net assets	$321,761,825

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $63,614,663, which represents 19.77% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«

Of this amount, $34,657,203 represents open reverse repurchase agreements, $13,042,753 represents payable for securities purchased and $977 represents payable for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $19,751,039, which represents 6.14% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for reverse repurchase agreements.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

The following foreign currency exchange contracts, swap contracts and reverse repurchase agreements were outstanding at June 30, 2014:

Foreign Currency Exchange Contracts1

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	EUR	(8,897,000)	USD	12,074,562	8/21/14	$(110,121)
BNP	GBP	(1,808,000)	USD	3,061,452	9/11/14	(31,148)
BNP	JPY	(652,100,000)	USD	6,434,024	8/5/14	(4,173)

						$(145,442)

Swap Contracts1

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
BNP	DOMTAR/Baa3	50,000	1.00%	6/20/19	$35
MSC	DOMTAR/Baa3	10,000	1.00%	6/20/19	7

					$42

Reverse Repurchase Agreements3

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPM	0.06%	6/30/14	7/1/14	$(34,656,625)	$(34,657,203)

The use of foreign currency exchange contracts, swap contracts and reverse repurchase agreements involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund Statement of Net Assets (continued)

1 See Note 5 in “Notes to Financial Statements.”

2 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3 See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:

BNP–Banque Paribas

CDS–Credit Default Swap

EUR–European Monetary Unit

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

JPM–JPMorgan Securities

JPY–Japanese Yen

MSC–Morgan Stanley Capital

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund Statement of Operations May 1, 2014* to June 30, 2014 (unaudited)	LVIP PIMCO Low Duration Bond Fund Statement of Changes in Net Assets

INVESTMENT INCOME:
Interest	$139,718
Dividends	11

139,729

EXPENSES:
Management fees	82,781
Pricing fees	12,000
Professional fees	11,692
Accounting and administration expenses	3,296
Custodian fees.	2,561
Distribution fees-Service Class	2,492
Reports and statements to shareholders	1,686
Interest expenses	735
Trustees’ fees and expenses	7
Other	3

117,253
Less expenses reimbursed	(14,689)

Total operating expenses	102,564

NET INVESTMENT INCOME	37,165

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(122,138)
Foreign currencies	(17,967)
Foreign currency exchange contracts	(23,033)
Swap contracts	80

Net realized loss	(163,058)

Net unrealized appreciation (depreciation) of:
Investments	320,456
Foreign currencies	304
Foreign currency exchange contracts	(145,442)
Swap contracts	61

Net unrealized appreciation (depreciation)	175,379

NET REALIZED AND UNREALIZED GAIN	12,321

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,486

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$37,165
Net realized loss	(163,058)
Net unrealized appreciation (depreciation)	175,379

Net increase in net assets resulting from operations	49,486

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	316,653,781
Service Class	10,706,967

327,360,748

Cost of shares redeemed:
Standard Class	(628,940)
Service Class	(5,019,469)

(5,648,409)

Increase in net assets derived from capital share transactions	321,712,339

NET INCREASE IN NET ASSETS	321,761,825
NET ASSETS:
Beginning of period	—

End of period	$321,761,825

Undistributed net investment income	$37,165

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund –9

LVIP PIMCO Low Duration Bond Fund Financial Highlights

Select data for each share of the Fund outstanding throughout the period was as follows:

	LVIP PIMCO Low Duration Bond Fund
	Standard Class 5/1/14[1] to 6/30/14 (unaudited)	Service Class 5/1/14[1] to 6/30/14 (unaudited)

Net asset value, beginning of period	$ 10.000	$ 10.000

Income from investment operations:
Net investment income[2]	0.004	—	[3]
Net realized and unrealized gain	0.006	0.007

Total from investment operations	0.010	0.007

Net asset value, end of period	$ 10.010	$ 10.007

Total return[4]	0.10%	0.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$316,071	$ 5,691
Ratio of expenses to average net assets	0.57%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.90%
Ratio of net investment income (loss) to average net assets	0.23%	(0.02%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.15%	(0.10%	)
Portfolio turnover	315%	315%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or Net Asset Value (NAV) will

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the period May 1, 2014* through June 30, 2014, the Fund had average reverse repurchase agreements of $1,078,577, for which it paid interest at an average rate of 0.01%.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.50% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.60% of the Fund’s average daily net assets for the Standard Class and 0.85% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pacific Investment Management Company (PIMCO) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for these administrative and legal services amounted to $22 and $6, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares

At June 30, 2014, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,055
Management fees payable to LIAC	80,616
Distribution fees payable to LFD	1,516

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

* Date of commencement of operations.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued)

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$233,233,925
Purchases of U.S. government securities	602,801,154
Sales other than U.S. government securities	3,454,389
Sales of U.S. government securities	511,201,749

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$376,168,105

Aggregate unrealized appreciation	$479,948
Aggregate unrealized depreciation	(238,175)

Net unrealized appreciation	$241,773

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$28,372,377	$6,499,939	$34,872,316
Corporate Debt	—	216,843,349	—	216,843,349
Foreign Debt	—	5,196,620	—	5,196,620
Municipal Bonds	—	6,304,857	—	6,304,857
U.S. Treasury Obligations	—	91,604,972	—	91,604,972
Short-Term Investments	—	6,085,630	—	6,085,630
Money Market Fund	15,502,134	—	—	15,502,134

Total	$15,502,134	$354,407,805	$6,499,939	$376,409,878

Foreign Currency Exchange Contracts	$—	$(145,442)	$—	$(145,442)

Reverse Repurchase Agreements	$(34,656,625)	$—	$—	$(34,656,625)

Swap Contracts	$—	$42	$—	$42

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset- and Mortgage-Backed Securities
Balance as of 5/1/14*	$—
Purchases	6,499,939

Balance as of 6/30/14	$6,499,939

Net unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/14	$—

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 3. Investments (continued)

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value at 6/30/14	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Non-Agency Asset-Backed Security	$2,999,939	Pricing using observable inputs/broker quotes	N/A	N/A
Commercial Mortgage-Backed Security	3,200,000	Proxy pricing using Treasury	Non-Treasury components	N/A
Non-Agency Asset-Backed Security	300,000	Proxy pricing using Treasury	Non-Treasury components	N/A

	$6,499,939

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	31,637,149
Service Class	1,070,232

32,707,381

Shares redeemed:
Standard Class	(62,824)
Service Class	(501,564)

(564,388)

Net increase	32,142,993

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period May 1, 2014* through June 30, 2014, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2014, net unrealized appreciation of CDS contracts was $42.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by trading these instruments through a central counterparty.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2014, the notional value of the protection sold was $60,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2014, the net unrealized appreciation of the protection sold was $42.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(145,442)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	42	Liabilities net of receivables and other assets	—

Total		$42		$(145,442)

LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the period May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net unrealized appreciation (depreciation) of foreign currency exchange contracts	$(23,033)	$(145,442)
Credit contracts (Swap contracts)	Net realized gain (loss) on swap contracts and net unrealized appreciation (depreciation) of swap contracts	80	61

Total		$(22,953)	$(145,381)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	47,478	USD	1,749,363
CDS contracts (average notional value)**		—		14,720

**Asset represents buying protection and liability represents selling protection.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014, the Fund held the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets
	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Credit Default Swaps	$42	$(35)	$7

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[1]
Morgan Stanley Capital	$7	$—	$—	$7

LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Reverse Repurchase Agreements	$(34,657,203)	$—	$(34,657,203)
Foreign Currency Exchange Contracts	(145,442)	35	(145,407)

Total	$(34,802,645)	$35	$(34,802,610)

		Gross Amounts Not Offset in the Statements of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Banque Paribas	$(145,407)	$ —	$—	$(145,407)
JPMorgan Chase Bank	(34,657,203)	34,657,203	—	—

Total	$(34,802,610)	$34,657,203	$—	$(145,407)

1Net amount represents the net amount receivable from the counterparty in the event of default.

2Net amount represents the net amount payable due to the counterparty in the event of default.

* Date of commencement of operations.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund Other Fund Information (unaudited)

On January 23, 2014, March 10 and 11, 2014, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met and considered, among other things, the organization and offering of the LVIP PIMCO Low Duration Bond Fund (the “Fund”), including (i) the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and (ii) an investment sub-advisory agreement between LIAC and Pacific Investment Management Company LLC (“PIMCO”).

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“LNL”) and the proposed subadviser prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC, LNL and the proposed subadviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information concerning the investment performance of the subadviser (and the underlying funds, where applicable), advisory fees and total expenses of the Fund as compared to other funds, information about the estimated profitability to LIAC and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement and the sub-advisory agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement and sub-advisory agreement be approved, and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement and the sub-advisory agreement for the Fund.

In considering the approval of the Advisory Agreement and the sub-advisory agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff.

With respect to the Fund, the Board also considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the proposed subadviser, including the assessment of its compliance programs required under Rule 38a-1 under the Investment Company Act of 1940, as amended, and its code of ethics.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing Funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Management Fee. The Board considered information provided by management regarding the Morningstar variable annuity peer group and retail peer group for the Fund. The Board reviewed the Fund’s proposed advisory fees and net expense ratios (giving effect to the expense limitations proposed through April 30, 2015), as compared to the median of the respective Morningstar variable annuity peer group. However, the Board did not rely solely on the comparison to the Morningstar peer groups.

The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.60% for the standard class and 0.85% for the service class for the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee and the expense limitation, was reasonable, in light of the nature, extent and quality of services expected to be provided by LIAC.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated effect of the expense limitations through April 30, 2015, and the estimated direct and indirect allocated costs. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. The Board reviewed materials provided by LIAC and LNL as to benefits LIAC and its affiliates may receive because of its relationship with the Fund. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial

LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund Other Fund Information (continued) Advisory Agreement (continued)

Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from the Fund by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the LVIP PIMCO Low Duration Bond Fund, the Board considered the nature, extent and quality of services to be provided by PIMCO under the sub-advisory agreement. The Board reviewed the services to be provided by PIMCO, the background of the investment professionals at PIMCO and the reputation, resources and investment approach of PIMCO. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services to be provided by PIMCO were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-advisory Fee. With respect to the sub-advisory fee to be paid to PIMCO, the Independent Trustees considered that the rate of the proposed sub-advisory fee was negotiated between LIAC and PIMCO, an unaffiliated third party, and that LIAC would compensate PIMCO from its fee and concluded the proposed sub-advisory fee was reasonable.

Profitability, Economies of Scale and Fallout Benefits. The Board considered that the Fund had not commenced operations and had no assets. The Board noted that the subadvisory fee schedule was negotiated between LIAC and PIMCO, an unaffiliated third party, and that LIAC would compensate PIMCO from its fees. The Board reviewed materials provided by PIMCO as to any additional benefits it may receive, and noted that PIMCO stated that, it did not expect to receive any direct, indirect or “fall-out” benefits from its services as sub-adviser to the Fund, other than the advisory fee.

Overall Conclusion

Based on the information considered and conclusions reached, the Board determined that the terms of each of the Advisory Agreement and the sub-advisory agreement are fair and reasonable and that approval of each agreement is in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund–21

LVIP SSgA Index Allocation Funds

    LVIP SSgA Conservative Index Allocation Fund

    LVIP SSgA Moderate Index Allocation Fund

    LVIP SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Structured Allocation Funds

    LVIP SSgA Conservative Structured Allocation Fund

    LVIP SSgA Moderate Structured Allocation Fund

    LVIP SSgA Moderately Aggressive Structured Allocation     Fund

        each a series of Lincoln Variable

        Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP SSgA Allocation Funds

LVIP SSgA Allocation Funds Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Conservative Index Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,047.00	0.20%	$1.02
Service Class Shares	1,000.00	1,045.70	0.45%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Index Allocation Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,050.30	0.19%	$0.97
Service Class Shares	1,000.00	1,049.00	0.44%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSgA Moderately Aggressive Index

Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,050.30	0.19%	$0.97
Service Class Shares	1,000.00	1,049.00	0.44%	2.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
Service Class Shares	1,000.00	1,022.61	0.44%	2.21

LVIP SSgA Allocation Funds––1

LVIP SSgA Allocation Funds Disclosure OF FUND EXPENSES (continued)

LVIP SSgA Conservative Structured

Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,053.10	0.20%	$1.02
Service Class Shares	1,000.00	1,051.80	0.45%	2.29
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSgA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,058.90	0.18%	$0.92
Service Class Shares	1,000.00	1,057.60	0.43%	2.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
Service Class Shares	1,000.00	1,022.66	0.43%	2.16

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,059.00	0.18%	$0.92
Service Class Shares	1,000.00	1,057.70	0.43%	2.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
Service Class Shares	1,000.00	1,022.66	0.43%	2.16

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests significantly all of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Allocation Funds–2

LVIP SSgA Index Allocation Funds Security Type/Sector Allocations (unaudited) As of June 30, 2014

LVIP SSgA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.99%
Equity Funds	22.03%
Fixed Income Fund	50.04%
International Equity Fund	13.92%
Unaffiliated Investment Companies	14.02%
Fixed Income Fund	10.10%
International Equity Fund	3.92%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP SSgA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	83.84%
Equity Funds	34.01%
Fixed Income Fund	29.97%
International Equity Fund	19.86%
Unaffiliated Investment Companies	15.97%
Fixed Income Fund	10.09%
International Equity Fund	5.86%
Money Market Fund	0.02%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Index

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	85.07%
Equity Funds	38.13%
Fixed Income Fund	25.04%
International Equity Fund	21.90%
Unaffiliated Investment Companies	14.85%
Fixed Income Fund	5.05%
International Equity Fund	9.80%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–3

LVIP SSgA Structured Allocation Funds Security Type/Sector Allocations (continued) As of June 30, 2014

LVIP SSgA Conservative Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.95%
Equity Funds	22.03%
Fixed Income Fund	49.99%
International Equity Funds	17.93%
Unaffiliated Investment Companies	10.10%
Fixed Income Fund	10.09%
Money Market Fund	0.01%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSgA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	89.98%
Equity Funds	34.07%
Fixed Income Fund	30.00%
International Equity Funds	25.91%
Unaffiliated Investment Companies	10.09%
Fixed Income Fund	10.08%
Money Market Fund	0.01%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

LVIP SSgA Moderately Aggressive Structured

Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	94.95%
Equity Funds	38.09%
Fixed Income Fund	25.00%
International Equity Funds	31.86%
Unaffiliated Investment Company	5.04%
Fixed Income Fund	5.04%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

LVIP SSgA Allocation Funds–4

LVIP SSgA Conservative Index Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.99%
Equity Funds–22.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	966,070	$13,706,595
LVIP SSgA Small-Cap Index Fund	112,030	3,084,397

		16,790,992

Fixed Income Fund–50.04%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	3,335,618	38,139,453

		38,139,453

International Equity Fund–13.92%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	1,070,382	10,610,698

		10,610,698

Total Affiliated Investment Companies (Cost $56,411,009)		65,541,143

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.02%
Fixed Income Fund–10.10%
SPDR® Barclays Capital TIPS ETF	134,229	$7,696,691

		7,696,691

International Equity Fund–3.92%
iShares Core MSCI Emerging Markets ETF	57,727	2,984,486

		2,984,486

Total Unaffiliated Investment Companies (Cost $10,457,040)		10,681,177

TOTAL VALUE OF SECURITIES–100.01% (Cost $66,868,049)	76,222,320
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(4,212)

NET ASSETS APPLICABLE TO 6,075,249 SHARES OUTSTANDING–100.00%	$76,218,108

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–5

LVIP SSgA Moderate Index Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–83.84%
Equity Funds–34.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,148,994	$58,865,932
LVIP SSgA Small-Cap Index Fund	666,189	18,341,519

		77,207,451

Fixed Income Fund–29.97%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	5,950,338	68,036,164

		68,036,164

International Equity Fund–19.86%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	4,546,500	45,069,451

		45,069,451

Total Affiliated Investment Companies (Cost $153,894,611)		190,313,066

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–15.97%
Fixed Income Fund–10.09%
SPDR® Barclays Capital TIPS ETF	399,593	$22,912,663

		22,912,663

International Equity Fund–5.86%
iShares Core MSCI Emerging Markets ETF	257,445	13,309,907

		13,309,907

Money Market Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	34,329	34,329

		34,329

Total Unaffiliated Investment Companies (Cost $35,748,204)		36,256,899

TOTAL VALUE OF SECURITIES–99.81% (Cost $189,642,815)	226,569,965
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	430,552

NET ASSETS APPLICABLE TO 16,768,930 SHARES OUTSTANDING–100.00%	$227,000,517

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–6

LVIP SSgA Moderately Aggressive Index Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–85.07%
Equity Funds–38.13%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,037,724	$57,287,235
LVIP SSgA Small-Cap Index Fund	752,560	20,719,480

		78,006,715

Fixed Income Fund–25.04%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	4,481,024	51,236,023

		51,236,023

International Equity Fund–21.90%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	4,519,233	44,799,159

		44,799,159

Total Affiliated Investment Companies (Cost $136,939,160)		174,041,897

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–14.85%
Fixed Income Fund–5.05%
SPDR® Barclays Capital TIPS ETF	180,336	$10,340,466

		10,340,466

International Equity Fund–9.80%
iShares Core MSCI Emerging Markets ETF	387,704	20,044,297

		20,044,297

Total Unaffiliated Investment Companies (Cost $29,771,148)		30,384,763

TOTAL VALUE OF SECURITIES–99.92% (Cost $166,710,308)	204,426,660
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	161,703

NET ASSETS APPLICABLE TO 14,799,302 SHARES OUTSTANDING–100.00%	$204,588,363

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–7

LVIP SSgA Conservative Structured Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.95%
Equity Funds–22.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,194,174	$18,900,187
LVIP SSgA S&P 500 Index Fund	1,328,956	18,855,225
LVIP SSgA Small-Cap Index Fund	154,118	4,243,189
LVIP SSgA Small-Mid Cap 200 Fund	265,258	4,230,337

		46,228,938

Fixed Income Fund–49.99%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	9,176,995	104,929,755

		104,929,755

International Equity Funds–17.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,396,141	14,751,624
LVIP SSgA Emerging Markets 100 Fund	815,353	8,288,068
LVIP SSgA International Index Fund	1,472,430	14,596,194

		37,635,886

Total Affiliated Investment Companies (Cost $162,395,636)		188,794,579

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.10%
Fixed Income Fund–10.09%
SPDR® Barclays Capital TIPS ETF	369,228	$21,171,534

		21,171,534

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	19,916	19,916

		19,916

Total Unaffiliated Investment Companies (Cost $20,574,495)		21,191,450

TOTAL VALUE OF SECURITIES–100.05% (Cost $182,970,131)	209,986,029
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(112,125)

NET ASSETS APPLICABLE TO 17,081,396 SHARES OUTSTANDING–100.00%	$209,873,904

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–8

LVIP SSgA Moderate Structured Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–89.98%
Equity Funds–34.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,822,102	$123,800,411
LVIP SSgA S&P 500 Index Fund	8,704,857	123,504,517
LVIP SSgA Small-Cap Index Fund	1,397,819	38,484,765
LVIP SSgA Small-Mid Cap 200 Fund	2,405,756	38,367,004

		324,156,697

Fixed Income Fund–30.00%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	24,968,470	285,489,489

		285,489,489

International Equity Funds–25.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,044,624	95,565,502
LVIP SSgA Emerging Markets 100 Fund	5,545,732	56,372,365
LVIP SSgA International Index Fund	9,538,542	94,555,565

		246,493,432

Total Affiliated Investment Companies (Cost $713,826,844)		856,139,618

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES–10.09%
Fixed Income Fund–10.08%
SPDR® Barclays Capital TIPS ETF	1,673,765	$95,973,685

		95,973,685

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	67,089	67,089

		67,089

Total Unaffiliated Investment Companies (Cost $95,330,181)		96,040,774

TOTAL VALUE OF SECURITIES–100.07% (Cost $809,157,025)	952,180,392
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(703,253)

NET ASSETS APPLICABLE TO 72,420,713 SHARES OUTSTANDING–100.00%	$951,477,139

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–9

LVIP SSgA Moderately Aggressive Structured Allocation Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–94.95%
Equity Funds–38.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,237,970	$67,074,346
LVIP SSgA S&P 500 Index Fund	4,716,253	66,914,192
LVIP SSgA Small-Cap Index Fund	879,032	24,201,513
LVIP SSgA Small-Mid Cap 200 Fund	1,512,929	24,128,189

		182,318,240

Fixed Income Fund–25.00%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	10,467,752	119,688,279

		119,688,279

International Equity Funds–31.86%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,005,235	52,885,311
LVIP SSgA Emerging Markets 100 Fund	4,650,397	47,271,290
LVIP SSgA International Index Fund	5,278,695	52,327,705

		152,484,306

Total Affiliated Investment Companies (Cost $368,348,459)		454,490,825

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–5.04%
Fixed Income Fund–5.04%
SPDR® Barclays Capital TIPS ETF	421,173	$24,150,060

Total Unaffiliated Investment Company (Cost $23,597,188)		24,150,060

TOTAL VALUE OF SECURITIES–99.99% (Cost $391,945,647)	478,640,885
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	29,257

NET ASSETS APPLICABLE TO 35,357,801 SHARES OUTSTANDING–100.00%	$478,670,142

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–10

LVIP SSgA Allocation Funds Statements of Assets and Liabilities June 30, 2014 (unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
ASSETS:
Investments in affiliated investment companies, at value	$65,541,143	$190,313,066	$174,041,897	$188,794,579	$856,139,618	$454,490,825
Investments in unaffiliated investment companies, at value	10,681,177	36,256,899	30,384,763	21,191,450	96,040,774	24,150,060
Receivables for investment companies shares sold	42,509	14,764	64,045	6,076	15,132	114,036
Dividends receivable from investment companies	25,702	114,088	172,471	—	—	—
Receivables for fund shares sold	25,636	485,623	109,561	47,519	148,725	347,252
Expense reimbursement receivable from LIAC	2,209	—	—	—	—	—
Cash	—	15	—	30	4	—

TOTAL ASSETS	76,318,376	227,184,455	204,772,737	210,039,654	952,344,253	479,102,173

LIABILITIES:
Cash overdraft	42,534	—	63,641	—	—	114,061
Due to manager and affiliates	22,548	69,114	61,272	66,987	306,205	152,290
Accrued expenses payable	22,246	23,554	23,201	24,756	39,890	26,069
Payables for fund shares redeemed	12,940	42,182	35,899	48,034	438,878	139,611
Payable for investment companies shares purchased	—	49,088	361	25,973	82,141	—

TOTAL LIABILITIES	100,268	183,938	184,374	165,750	867,114	432,031

TOTAL NET ASSETS	$76,218,108	$227,000,517	$204,588,363	$209,873,904	$951,477,139	$478,670,142

Investments in affiliated investment companies, at cost	$56,411,009	$153,894,611	$136,939,160	$162,395,636	$713,826,844	$368,348,459
Investments in unaffiliated investment companies, at cost	$10,457,040	$ 35,748,204	$ 29,771,148	$ 20,574,495	$ 95,330,181	$ 23,597,188

Standard Class :
Net Assets	$10,930,294	$ 22,229,118	$ 27,635,574	$ 8,076,118	$ 28,988,549	$ 20,830,233
Shares Outstanding	870,247	1,640,046	1,994,623	656,468	2,203,192	1,536,326
Net Asset Value	$ 12.560	$ 13.554	$ 13.855	$ 12.302	$ 13.158	$ 13.558

Service Class :
Net Assets	$65,287,814	$204,771,399	$176,952,789	$201,797,786	$922,488,590	$457,839,909
Shares Outstanding	5,205,002	15,128,884	12,804,679	16,424,928	70,217,521	33,821,475
Net Asset Value	$ 12.543	$ 13.535	$ 13.819	$ 12.286	$ 13.138	$ 13.537

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$67,804,179	$191,804,334	$168,597,691	$184,845,423	$820,095,738	$402,975,300
Accumulated net investment loss	(61,673)	(147,801)	(145,839)	(271,429)	(1,178,045)	(749,757)
Accumulated net realized loss on investments	(878,669)	(1,583,166)	(1,579,841)	(1,715,988)	(10,463,921)	(10,250,639)
Net unrealized appreciation of investments	9,354,271	36,927,150	37,716,352	27,015,898	143,023,367	86,695,238

Total net assets	$76,218,108	$227,000,517	$204,588,363	$209,873,904	$951,477,139	$478,670,142

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds––11

LVIP SSgA Allocation Funds Statements of Operations Six Months Ended June 30, 2014 (unaudited)

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$86,054	$291,492	$254,260	$168,153	$767,584	$189,254

EXPENSES:
Management fees	88,059	259,262	242,293	250,831	1,161,280	560,435
Distribution expenses-Service Class	77,280	239,825	212,350	243,715	1,130,385	539,017
Accounting and administration expenses	17,232	21,523	21,112	21,373	44,662	29,149
Professional fees	9,867	11,126	10,999	11,078	17,712	13,345
Reports and statements to shareholders	3,151	5,795	4,704	6,170	33,739	10,303
Custodian fees	1,208	1,807	2,080	2,939	7,183	3,565
Consulting fees	888	949	942	965	1,359	1,080
Trustees’ fees and expenses	714	2,061	1,939	2,097	9,674	4,563
Pricing fees	14	29	28	24	98	44
Other	228	621	569	723	4,049	1,684

	198,641	542,998	497,016	539,915	2,410,141	1,163,185
Less management fees waived	(35,224)	(103,705)	(96,917)	(100,333)	(464,512)	(224,174)
Less expenses reimbursed	(15,690)	—	—	—	—	—

Total operating expenses	147,727	439,293	400,099	439,582	1,945,629	939,011

NET INVESTMENT LOSS	(61,673)	(147,801)	(145,839)	(271,429)	(1,178,045)	(749,757)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(49,094)	(26,679)	3,894	423,259	1,197,272	(1,064,987)
Sale of investments in unaffiliated investment companies	(48,132)	(46,977)	(90,600)	(91,135)	(366,855)	(57,606)

Net realized gain (loss)	(97,226)	(73,656)	(86,706)	332,124	830,417	(1,122,593)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	2,859,154	8,798,198	8,334,924	9,045,706	47,512,755	26,563,408
Investments in unaffiliated investment companies	545,416	1,709,391	1,463,627	1,155,125	5,305,269	1,244,342

Net change in unrealized appreciation (depreciation)	3,404,570	10,507,589	9,798,551	10,200,831	52,818,024	27,807,750

NET REALIZED AND UNREALIZED GAIN	3,307,344	10,433,933	9,711,845	10,532,955	53,648,441	26,685,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,245,671	$10,286,132	$9,566,006	$10,261,526	$52,470,396	$25,935,400

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds––12

LVIP SSgA Allocation Funds Statements of Changes in Net Assets

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(61,673)	$863,243	$(147,801)	$2,241,688	$(145,839)	$2,135,698
Net realized gain (loss)	(97,226)	273,748	(73,656)	1,083,966	(86,706)	1,561,784
Net change in unrealized appreciation (depreciation)	3,404,570	2,724,973	10,507,589	16,720,023	9,798,551	18,095,902

Net increase in net assets resulting from operations	3,245,671	3,861,964	10,286,132	20,045,677	9,566,006	21,793,384

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(105,762)	—	(162,117)	—	(259,956)
Service Class	—	(785,643)	—	(2,182,283)	—	(1,984,273)

	—	(891,405)	—	(2,344,400)	—	(2,244,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,684,725	5,709,775	10,640,064	9,263,773	7,182,978	14,809,720
Service Class	7,078,749	25,501,919	20,488,324	51,186,519	11,706,788	44,688,860
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	105,762	—	162,117	—	259,956
Service Class	—	785,643	—	2,182,283	—	1,984,273

	10,763,474	32,103,099	31,128,388	62,794,692	18,889,766	61,742,809

Cost of shares redeemed:
Standard Class	(226,666)	(584,377)	(1,140,648)	(816,022)	(757,010)	(1,725,066)
Service Class	(6,367,773)	(26,640,276)	(12,419,330)	(28,202,427)	(12,963,455)	(29,526,842)

	(6,594,439)	(27,224,653)	(13,559,978)	(29,018,449)	(13,720,465)	(31,251,908)

Increase in net assets derived from capital share transactions	4,169,035	4,878,446	17,568,410	33,776,243	5,169,301	30,490,901

NET INCREASE IN NET ASSETS	7,414,706	7,849,005	27,854,542	51,477,520	14,735,307	50,040,056
NET ASSETS:
Beginning of period	68,803,402	60,954,397	199,145,975	147,668,455	189,853,056	139,813,000

End of period	$76,218,108	$68,803,402	$227,000,517	$199,145,975	$204,588,363	$189,853,056

Accumulated net investment loss	$(61,673)	$—	$(147,801)	$—	$(145,839)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds––13

LVIP SSgA Allocation Funds Statements of Changes in Net Assets (continued)

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(271,429)	$2,867,030	$(1,178,045)	$13,672,127	$(749,757)	$6,456,377
Net realized gain (loss)	332,124	3,446,352	830,417	9,118,062	(1,122,593)	6,352,492
Net change in unrealized appreciation (depreciation)	10,200,831	7,232,027	52,818,024	63,978,742	27,807,750	43,919,260

Net increase in net assets resulting from operations	10,261,526	13,545,409	52,470,396	86,768,931	25,935,400	56,728,129

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(76,359)	—	(448,681)	—	(319,698)
Service Class	—	(3,523,219)	—	(18,429,681)	—	(8,891,324)
Net realized gain:
Standard Class	—	(755)	—	(9,312)	—	(20,184)
Service Class	—	(68,054)	—	(701,620)	—	(927,545)

	—	(3,668,387)	—	(19,589,294)	—	(10,158,751)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,040,867	3,294,121	6,818,274	16,887,160	6,835,173	9,354,277
Service Class	11,843,228	24,425,920	26,326,360	376,452,766	30,864,847	50,539,510
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	77,114	—	457,993	—	339,882
Service Class	—	3,591,273	—	19,131,301	—	9,818,869

	15,884,095	31,388,428	33,144,634	412,929,220	37,700,020	70,052,538

Cost of shares redeemed:
Standard Class	(142,474)	(111,185)	(1,053,552)	(1,639,528)	(1,135,337)	(594,272)
Service Class	(19,347,880)	(47,130,296)	(77,168,873)	(115,745,699)	(26,732,416)	(55,138,090)

	(19,490,354)	(47,241,481)	(78,222,425)	(117,385,227)	(27,867,753)	(55,732,362)

Increase (decrease) in net assets derived from capital share transactions	(3,606,259)	(15,853,053)	(45,077,791)	295,543,993	9,832,267	14,320,176

NET INCREASE (DECREASE) IN NET ASSETS	6,655,267	(5,976,031)	7,392,605	362,723,630	35,767,667	60,889,554
NET ASSETS:
Beginning of period	203,218,637	209,194,668	944,084,534	581,360,904	442,902,475	382,012,921

End of period	$209,873,904	$203,218,637	$951,477,139	$944,084,534	$478,670,142	$442,902,475

Accumulated net investment loss	$(271,429)	$—	$(1,178,045)	$—	$(749,757)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–14

LVIP SSgA Conservative Index Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 11.996		$11.404	$10.751	$10.520	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.003		0.188	0.244	0.421	0.190
Net realized and unrealized gain (loss)	0.561		0.587	0.730	(0.137)	0.330

Total from investment operations	0.564		0.775	0.974	0.284	0.520

Less dividends and distributions from:
Net investment income	—		(0.183)	(0.317)	(0.053)	—
Net realized gain	—		—	(0.004)	— [4]	—

Total dividends and distributions	—		(0.183)	(0.321)	(0.053)	—

Net asset value, end of period	$ 12.560		$11.996	$11.404	$10.751	$10.520

Total return[5]	4.70%		6.80%	9.10%	2.69%	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10,930		$7,043	$1,649	$149	$22
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.34%		0.38%	0.43%	0.76%	27.19%
Ratio of net investment income to average net assets	0.04%		1.59%	2.16%	3.94%	4.43%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10%	)	1.41%	1.92%	3.38%	(22.56%	)
Portfolio turnover	8%		39%	25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $1 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–15

LVIP SSgA Conservative Index Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 11.995		$11.404	$10.754	$10.511	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.157	0.215	0.395	0.182
Net realized and unrealized gain (loss)	0.560		0.588	0.730	(0.138)	0.329

Total from investment operations	0.548		0.745	0.945	0.257	0.511

Less dividends and distributions from:
Net investment income	—		(0.154)	(0.291)	(0.014)	—
Net realized gain	—		—	(0.004)	— [4]	—

Total dividends and distributions	—		(0.154)	(0.295)	(0.014)	—

Net asset value, end of period	$ 12.543		$11.995	$11.404	$10.754	$10.511

Total return[5]	4.57%		6.53%	8.82%	2.44%	5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 65,288		$61,760	$59,305	$33,839	$3,039
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%		0.63%	0.68%	1.01%	27.44%
Ratio of net investment income (loss) to average net assets	(0.21%	)	1.34%	1.91%	3.69%	4.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35%	)	1.16%	1.67%	3.13%	(22.81%	)
Portfolio turnover	8%		39%	25%	35%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $235 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–16

LVIP SSgA Moderate Index Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.905		$11.638	$10.664	$10.735	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.006		0.190	0.215	0.321	0.226
Net realized and unrealized gain (loss)	0.643		1.260	1.029	(0.346)	0.509

Total from investment operations	0.649		1.450	1.244	(0.025)	0.735

Less dividends and distributions from:
Net investment income	—		(0.183)	(0.264)	(0.046)	—
Net realized gain	—		—	(0.006)	— [4]	—

Total dividends and distributions	—		(0.183)	(0.270)	(0.046)	—

Net asset value, end of period	$ 13.554		$12.905	$11.638	$10.664	$10.735

Total return[5]	5.03%		12.47%	11.70%	(0.23% )	7.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 22,229		$11,835	$2,641	$1,158	$170
Ratio of expenses to average net assets[6]	0.19%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%		0.31%	0.34%	0.47%	12.31%
Ratio of net investment income to average net assets	0.09%		1.53%	1.89%	2.97%	5.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.01%	)	1.42%	1.75%	2.70%	(6.98%	)
Portfolio turnover	4%		20%	21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $10 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–17

LVIP SSgA Moderate Index Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.903		$11.638	$10.666	$10.724	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)		0.158	0.186	0.292	0.216
Net realized and unrealized gain (loss)	0.642		1.259	1.029	(0.344)	0.508

Total from investment operations	0.632		1.417	1.215	(0.052)	0.724

Less dividends and distributions from:
Net investment income	—		(0.152)	(0.237)	(0.006)	—
Net realized gain	—		—	(0.006)	— [4]	—

Total dividends and distributions	—		(0.152)	(0.243)	(0.006)	—

Net asset value, end of period	$ 13.535		$12.903	$11.638	$10.666	$10.724

Total return[5]	4.90%		12.18%	11.43%	(0.48% )	7.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204,772		$187,311	$145,027	$74,204	$4,736
Ratio of expenses to average net assets[6]	0.44%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%		0.56%	0.59%	0.72%	12.56%
Ratio of net investment income (loss) to average net assets	(0.16%	)	1.28%	1.64%	2.72%	4.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26%	)	1.17%	1.50%	2.45%	(7.23%	)
Portfolio turnover	4%		20%	21%	11%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $743 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–18

LVIP SSgA Moderately Aggressive Index Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 13.192		$11.654	$10.584	$10.875	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.005		0.197	0.207	0.284	0.172
Net realized and unrealized gain (loss)	0.658		1.528	1.148	(0.562)	0.703

Total from investment operations	0.663		1.725	1.355	(0.278)	0.875

Less dividends and distributions from:
Net investment income	—		(0.187)	(0.276)	(0.013)	—
Net realized gain	—		—	(0.009)	— [4]	—

Total dividends and distributions	—		(0.187)	(0.285)	(0.013)	—

Net asset value, end of period	$ 13.855		$13.192	$11.654	$10.584	$10.875

Total return[5]	5.03%		14.81%	12.86%	(2.55% )	8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 27,635		$19,904	$5,463	$1,451	$190
Ratio of expenses to average net assets[6]	0.19%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.29%		0.31%	0.34%	0.46%	17.50%
Ratio of net investment income to average net assets	0.07%		1.56%	1.83%	2.64%	3.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%	)	1.45%	1.69%	2.38%	(13.43%	)
Portfolio turnover	7%		27%	23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $5 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–19

LVIP SSgA Moderately Aggressive Index Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 13.174		$11.640	$10.558	$10.863	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.163	0.178	0.256	0.163
Net realized and unrealized gain (loss)	0.657		1.527	1.144	(0.559)	0.700

Total from investment operations	0.645		1.690	1.322	(0.303)	0.863

Less dividends and distributions from:
Net investment income	—		(0.156)	(0.231)	(0.002)	—
Net realized gain	—		—	(0.009)	— [4]	—

Total dividends and distributions	—		(0.156)	(0.240)	(0.002)	—

Net asset value, end of period	$ 13.819		$13.174	$11.640	$10.558	$10.863

Total return[5]	4.90%		14.52%	12.58%	(2.79% )	8.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176,953		$169,949	$134,350	$78,447	$6,142
Ratio of expenses to average net assets[6]	0.44%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.54%		0.56%	0.59%	0.71%	17.75%
Ratio of net investment income (loss) to average net assets	(0.18%	)	1.31%	1.58%	2.39%	3.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%	)	1.20%	1.44%	2.13%	(13.68%	)
Portfolio turnover	7%		27%	23%	9%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain distributions of $549 were made which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–20

LVIP SSgA Conservative Structured Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$11.682		$11.138	$10.709	$10.474	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)		0.190	0.236	0.428	0.244
Net realized and unrealized gain (loss)	0.622		0.597	0.651	(0.136)	0.230

Total from investment operations	0.620		0.787	0.887	0.292	0.474

Less dividends and distributions from:
Net investment income	—		(0.239)	(0.436)	(0.054)	—
Net realized gain	—		(0.004)	(0.022)	(0.003)	—

Total dividends and distributions	—		(0.243)	(0.458)	(0.057)	—

Net asset value, end of period	$12.302		$11.682	$11.138	$10.709	$10.474

Total return[4]	5.31%		7.07%	8.35%	2.80%	4.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 8,076		$3,846	$524	$263	$59
Ratio of expenses to average net assets[5]	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%		0.30%	0.31%	0.37%	8.01%
Ratio of net investment income (loss) to average net assets	(0.03%	)	1.64%	2.13%	4.00%	5.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13%	)	1.54%	2.02%	3.83%	(2.14%	)
Portfolio turnover	8%		15%	19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–21

LVIP SSgA Conservative Structured Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 11.681		$11.138	$10.711	$10.464	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		0.160	0.208	0.400	0.236
Net realized and unrealized gain (loss)	0.621		0.597	0.652	(0.135)	0.228

Total from investment operations	0.605		0.757	0.860	0.265	0.464

Less dividends and distributions from:
Net investment income	—		(0.210)	(0.411)	(0.015)	—
Net realized gain	—		(0.004)	(0.022)	(0.003)	—

Total dividends and distributions	—		(0.214)	(0.433)	(0.018)	—

Net asset value, end of period	$ 12.286		$11.681	$11.138	$10.711	$10.464

Total return[4]	5.18%		6.81%	8.09%	2.54%	4.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$201,798		$199,373	$208,671	$148,481	$10,740
Ratio of expenses to average net assets[5]	0.45%		0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%		0.55%	0.56%	0.62%	8.26%
Ratio of net investment income (loss) to average net assets	(0.28%	)	1.39%	1.88%	3.75%	5.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%	)	1.29%	1.76%	3.58%	(2.39%	)
Portfolio turnover	8%		15%	19%	11%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–22

LVIP SSgA Moderate Structured Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.426		$11.276	$10.633	$10.637	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)		0.237	0.227	0.365	0.218
Net realized and unrealized gain (loss)	0.733		1.205	0.883	(0.335)	0.419

Total from investment operations	0.732		1.442	1.110	0.030	0.637

Less dividends and distributions from:
Net investment income	—		(0.283)	(0.437)	(0.027)	—
Net realized gain	—		(0.009)	(0.030)	(0.007)	—

Total dividends and distributions	—		(0.292)	(0.467)	(0.034)	—

Net asset value, end of period	$ 13.158		$12.426	$11.276	$10.633	$10.637

Total return[4]	5.89%		12.81%	10.54%	0.29%	6.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 28,988		$21,706	$5,172	$1,952	$323
Ratio of expenses to average net assets[5]	0.18%		0.18%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%		0.28%	0.29%	0.31%	3.01%
Ratio of net investment income (loss) to average net assets	(0.01%	)	1.96%	2.04%	3.41%	4.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%	)	1.86%	1.94%	3.30%	2.17%
Portfolio turnover	3%		16%	12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–23

LVIP SSgA Moderate Structured Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.423		$11.274	$10.607	$10.626	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)		0.205	0.198	0.337	0.209
Net realized and unrealized gain (loss)	0.731		1.206	0.882	(0.333)	0.417

Total from investment operations	0.715		1.411	1.080	0.004	0.626

Less dividends and distributions from:
Net investment income	—		(0.253)	(0.383)	(0.016)	—
Net realized gain	—		(0.009)	(0.030)	(0.007)	—

Total dividends and distributions	—		(0.262)	(0.413)	(0.023)	—

Net asset value, end of period	$ 13.138		$12.423	$11.274	$10.607	$10.626

Total return[4]	5.76%		12.53%	10.27%	0.04%	6.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$922,489		$922,379	$576,189	$359,868	$29,540
Ratio of expenses to average net assets[5]	0.43%		0.43%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%		0.53%	0.54%	0.56%	3.26%
Ratio of net investment income (loss) to average net assets	(0.26%	)	1.72%	1.79%	3.16%	4.73%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36%	)	1.62%	1.69%	3.05%	1.92%
Portfolio turnover	3%		16%	12%	7%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–24

LVIP SSgA Moderately Aggressive Structured Allocation Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.803		$11.407	$10.711	$10.934	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)		0.225	0.223	0.353	0.202
Net realized and unrealized gain (loss)	0.761		1.501	0.983	(0.545)	0.732

Total from investment operations	0.755		1.726	1.206	(0.192)	0.934

Less dividends and distributions from:
Net investment income	—		(0.301)	(0.474)	(0.025)	—
Net realized gain	—		(0.029)	(0.036)	(0.006)	—

Total dividends and distributions	—		(0.330)	(0.510)	(0.031)	—

Net asset value, end of period	$ 13.558		$12.803	$11.407	$10.711	$10.934

Total return[4]	5.90%		15.15%	11.39%	(1.74% )	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,830		$14,043	$4,150	$1,528	$58
Ratio of expenses to average net assets[5]	0.18%		0.19%	0.19%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.28%		0.29%	0.29%	0.33%	4.51%
Ratio of net investment income (loss) to average net assets	(0.09%	)	1.82%	1.99%	3.26%	4.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%	)	1.72%	1.89%	3.13%	0.28%
Portfolio turnover	6%		15%	12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–25

LVIP SSgA Moderately Aggressive Structured Allocation Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		Year Ended			8/2/10[2] to 12/31/10
			12/31/13	12/31/12	12/31/11

Net asset value, beginning of period	$ 12.799		$11.404	$10.684	$10.923	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)		0.192	0.194	0.326	0.196
Net realized and unrealized gain (loss)	0.760		1.503	0.980	(0.545)	0.727

Total from investment operations	0.738		1.695	1.174	(0.219)	0.923

Less dividends and distributions from:
Net investment income	—		(0.271)	(0.418)	(0.014)	—
Net realized gain	—		(0.029)	(0.036)	(0.006)	—

Total dividends and distributions	—		(0.300)	(0.454)	(0.020)	—

Net asset value, end of period	$ 13.537		$12.799	$11.404	$10.684	$10.923

Total return[4]	5.77%		14.88%	11.11%	(1.99% )	9.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$457,840		$428,859	$377,863	$250,673	$17,030
Ratio of expenses to average net assets[5]	0.43%		0.44%	0.44%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%		0.54%	0.54%	0.58%	4.76%
Ratio of net investment income (loss) to average net assets	(0.34%	)	1.57%	1.74%	3.01%	4.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44%	)	1.47%	1.64%	2.88%	0.03%
Portfolio turnover	6%		15%	12%	16%	0%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Allocation Funds–26

LVIP SSgA Allocation Funds Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

Each Fund will invest a significant portion of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC) or non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of the LVIP SSgA Conservative Index Allocation Fund and LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSgA Moderate Index Allocation Fund and LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund and LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP SSgA Allocation Funds–27

LVIP SSgA Allocation Funds Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and LVIP SSgA Conservative Structured Allocation Fund to the extent that the Funds’ total annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of each Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management Inc. (SSgA) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSgA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Administration fees	$1,521	$4,438	$4,160	$4,337	$20,207	$9,627
Legal fees	394	1,151	1,079	1,126	5,242	2,498

Lincoln Life also performs daily trading operations. For the six months ended June 30, 2014, each Fund reimbursed Lincoln Life for the cost of these services as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Trading operation fees	$294	$868	$812	$841	$3,895	$1,878

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

LVIP SSgA Allocation Funds–28

LVIP SSgA Allocation Funds Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014 , the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Expense reimbursement from/(to) LIAC	$2,209	$—	$—	$—	$—	$—
Management fees payable to LIAC	9,259	27,496	25,011	25,671	116,785	58,523
Distribution fees payable to LFD	13,241	41,476	36,132	41,183	188,815	93,464
Trading operation fees payable to Lincoln Life	48	142	129	133	605	303

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Purchases	$9,599,528	$25,041,006	$18,294,187	$15,308,138	$31,468,849	$35,622,785
Sales	5,919,838	8,064,974	13,343,505	19,187,004	77,194,613	26,571,584

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Cost of investments	$68,002,684	$190,975,265	$168,015,178	$185,987,563	$817,993,580	$399,568,660

Aggregate unrealized appreciation	$9,354,271	$36,927,150	$37,716,352	$27,017,223	$143,023,367	$88,117,665
Aggregate unrealized depreciation	(1,134,635)	(1,332,450)	(1,304,870)	(3,018,757)	(8,836,555)	(9,045,440)

Net unrealized appreciation	$8,219,636	$35,594,700	$36,411,482	$23,998,466	$134,186,812	$79,072,225

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP SSgA Allocation Funds–29

LVIP SSgA Allocation Funds Notes to Financial Statements (continued) 3. Investments (continued)

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1	LVIP SSgA Conservative Index Allocation Fund	LVIP SSgA Moderate Index Allocation Fund	LVIP SSgA Moderately Aggressive Index Allocation Fund	LVIP SSgA Conservative Structured Allocation Fund	LVIP SSgA Moderate Structured Allocation Fund	LVIP SSgA Moderately Aggressive Structured Allocation Fund
Investment Companies	$76,222,320	$226,569,965	$204,426,660	$209,986,029	$952,180,392	$478,640,885

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSgA Conservative Index Allocation Fund		LVIP SSgA Moderate Index Allocation Fund		LVIP SSgA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	301,812	483,441	810,192	743,483	542,371	1,154,757
Service Class	580,769	2,164,077	1,563,011	4,167,287	883,043	3,582,133
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,837	—	12,602	—	19,779
Service Class	—	65,651	—	169,655	—	151,171

	882,581	2,722,006	2,373,203	5,093,027	1,425,414	4,907,840

Shares redeemed:
Standard Class	(18,674)	(49,796)	(87,250)	(65,963)	(56,614)	(134,414)
Service Class	(524,419)	(2,281,500)	(950,736)	(2,282,291)	(978,790)	(2,374,902)

	(543,093)	(2,331,296)	(1,037,986)	(2,348,254)	(1,035,404)	(2,509,316)

Net increase	339,488	390,710	1,335,217	2,744,773	390,010	2,398,524

LVIP SSgA Allocation Funds–30

LVIP SSgA Allocation Funds Notes to Financial Statements (continued) 4. Capital Shares (continued)

	LVIP SSgA Conservative Structured Allocation Fund		LVIP SSgA Moderate Structured Allocation Fund		LVIP SSgA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	339,241	285,138	539,495	1,387,065	525,988	754,782
Service Class	991,179	2,131,205	2,090,115	31,259,421	2,372,115	4,127,155
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,616	—	36,975	—	26,670
Service Class	—	308,158	—	1,545,579	—	771,554

	1,330,420	2,731,117	2,629,610	34,229,040	2,898,103	5,680,161

Shares redeemed:
Standard Class	(11,932)	(9,648)	(83,038)	(135,966)	(86,546)	(48,392)
Service Class	(1,634,069)	(4,107,374)	(6,120,535)	(9,664,272)	(2,058,799)	(4,523,639)

	(1,646,001)	(4,117,022)	(6,203,573)	(9,800,238)	(2,145,345)	(4,572,031)

Net increase (decrease)	(315,581)	(1,385,905)	(3,573,963)	24,428,802	752,758	1,108,130

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Allocation Funds–31

LVIP SSgA Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,038.32	0.34%	$1.72
Service Class Shares	1,000.00	1,037.04	0.59%	2.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Mortgage-Backed Securities	28.93%
Agency Obligations	3.56%
Commercial Mortgage-Backed Securities	2.00%
Corporate Bonds	24.65%
Aerospace & Defense	0.38%
Air Freight & Logistics	0.09%
Airlines	0.07%
Auto Components	0.05%
Automobiles	0.04%
Beverages	0.56%
Biotechnology	0.25%
Building Products	0.03%
Capital Markets	2.22%
Chemicals	0.50%
Commercial Banks	2.31%
Commercial Services & Supplies	0.09%
Communications Equipment	0.16%
Computers & Peripherals	0.31%
Construction & Engineering	0.03%
Consumer Finance	0.63%
Containers & Packaging	0.04%
Diversified Consumer Services	0.06%
Diversified Financial Services	2.01%
Diversified Telecommunication Services	1.14%
Electric Utilities	1.39%
Electrical Equipment	0.04%
Electronic Equipment, Instruments & Components	0.06%
Energy Equipment & Services	0.29%
Food & Staples Retailing	0.46%
Food Products	0.36%
Gas Utilities	0.12%
Health Care Equipment & Supplies	0.26%
Health Care Providers & Services	0.48%
Hotels, Restaurants & Leisure	0.16%
Household Durables	0.22%
Independent Power Producers & Energy Traders	0.09%
Industrial Conglomerates	0.19%
Insurance	0.97%
Internet & Catalog Retail	0.04%
Internet Software & Services	0.06%
IT Services	0.21%
Leisure Equipment & Products	0.02%
Life Sciences Tools & Services	0.05%
Machinery	0.28%
Media	1.07%
Metals & Mining	0.62%
Multiline Retail	0.17%

Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.27%
Office Electronics	0.05%
Oil, Gas & Consumable Fuels	2.62%
Paper & Forest Products	0.10%
Personal Products	0.01%
Pharmaceuticals	0.87%
Professional Services	0.01%
Real Estate Investment Trusts	0.64%
Real Estate Management & Development	0.02%
Road & Rail	0.33%
Semiconductors & Semiconductor Equipment	0.16%
Software	0.29%
Specialty Retail	0.23%
Textiles, Apparel & Luxury Goods	0.02%
Thrift & Mortgage Finance	0.01%
Tobacco	0.23%
Trading Companies & Distributors	0.00%
Wireless Telecommunication Services	0.21%
Municipal Bonds	0.90%
Non-Agency Asset-Backed Securities	0.49%
Regional Bonds	0.35%
Sovereign Bonds	1.72%
Supranational Banks	1.62%
U.S. Treasury Obligations	35.01%
Money Market Fund	4.16%
Total Value of Securities	103.39%
Liabilities Net of Receivables and Other Assets	(3.39%)
Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund Statement of Net Assets June 30, 2014 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–28.93%
Fannie Mae ARM
•2.428% 7/1/38	211,024	$225,333
•2.449% 3/1/37	388,404	421,831
•2.539% 9/1/37	254,560	272,063
•2.855% 11/1/35	325,814	331,468
•2.898% 11/1/41	274,838	288,111
•3.286% 1/1/41	2,169,825	2,287,892
•3.295% 6/1/41	3,273,386	3,457,063
•5.415% 9/1/38	36,377	36,784
Fannie Mae S.F. 10 yr
4.00% 8/1/19	101,770	108,131
4.00% 6/1/20	462,154	491,235
4.00% 5/1/23	270,053	287,052
5.50% 12/1/14	8,511	9,039
5.50% 11/1/15	2,153	2,287
6.00% 3/1/16	116,430	120,379
6.00% 10/1/16	98,000	102,225
6.00% 12/1/17	44,824	46,711
6.00% 9/1/18	16,432	17,670
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,797,676	1,828,465
2.50% 3/1/28	4,148,036	4,219,429
2.50% 4/1/28	4,467,604	4,544,120
2.50% 7/1/28	920,755	936,524
2.50% 9/1/28	1,862,498	1,894,397
2.50% 10/1/28	5,740,587	5,838,905
3.00% 11/1/26	3,868,986	4,023,901
3.00% 6/1/27	974,197	1,013,204
3.00% 8/1/27	1,793,613	1,865,430
3.00% 9/1/27	7,293,629	7,585,668
3.00% 10/1/27	1,071,354	1,114,251
3.00% 12/1/27	335,658	349,098
3.50% 11/1/25	1,068,314	1,133,569
3.50% 12/1/25	2,514,686	2,668,611
3.50% 12/1/26	1,533,474	1,627,142
4.00% 7/1/18	167,520	178,054
4.00% 8/1/18	106,912	113,647
4.00% 5/1/20	3,500,000	3,721,730
4.00% 4/1/24	213,519	228,161
4.00% 5/1/24	413,909	442,572
4.00% 6/1/24	509,586	544,735
4.00% 7/1/24	206,358	220,666
4.00% 10/1/24	15,954	17,060
4.00% 12/1/24	599,825	641,138
4.00% 1/1/25	792,257	849,136
4.00% 3/1/25	874,544	937,468
4.00% 5/1/25	361,926	387,005
4.00% 7/1/25	7,529	8,067
4.00% 8/1/25	29,528	31,635
4.00% 9/1/25	277,186	294,498
4.00% 10/1/25	378,144	404,721
4.00% 1/1/26	11,858	12,705
4.00% 3/1/26	937,503	1,004,442

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 5/1/26	10,464	$11,206
4.00% 7/1/26	899,530	963,774
4.50% 2/1/23	180,023	191,810
4.50% 4/1/23	16,934	18,045
4.50% 5/1/23	19,515	20,805
4.50% 6/1/23	543,975	579,671
4.50% 11/1/23	27,122	28,904
4.50% 1/1/24	5,135	5,453
4.50% 2/1/24	5,898	6,273
4.50% 3/1/24	8,349	8,900
4.50% 4/1/24	236,373	251,798
4.50% 5/1/24	444,295	473,487
4.50% 7/1/24	375,248	401,884
4.50% 8/1/24	514,422	551,346
4.50% 11/1/24	235,434	252,351
4.50% 4/1/25	380,734	407,961
4.50% 5/1/25	37,297	39,977
4.50% 6/1/25	8,887	9,518
5.00% 6/1/19	2,340	2,483
5.00% 4/1/23	43,865	46,581
5.00% 6/1/23	817,749	886,283
5.00% 9/1/23	377,956	412,218
5.00% 11/1/23	222,020	235,738
5.00% 12/1/23	219,759	239,440
5.00% 3/1/25	94,903	103,458
5.00% 6/1/25	4,332	4,719
5.50% 12/1/18	215,334	228,696
5.50% 3/1/20	372,998	396,148
5.50% 4/1/22	91,254	100,189
5.50% 7/1/22	105,221	115,334
6.00% 12/1/18	21	21
6.00% 6/1/20	12,133	12,894
6.00% 8/1/22	22,738	24,600
6.00% 9/1/22	78,077	84,470
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	1,000,000	1,015,781
3.50% 7/1/28	5,500,000	5,829,141
Fannie Mae S.F. 20 yr 6.50% 12/1/17	640	721
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,735,897	2,705,935
3.00% 10/1/42	4,046,955	4,006,191
3.00% 11/1/42	2,738,715	2,708,722
3.00% 12/1/42	2,531,286	2,507,398
3.00% 1/1/43	5,518,409	5,457,975
3.00% 3/1/43	11,675,673	11,547,809
3.00% 4/1/43	2,909,243	2,877,383
3.00% 5/1/43	1,899,266	1,878,466
3.00% 6/1/43	8,339,786	8,250,622
3.00% 8/1/43	6,309,861	6,240,760
3.50% 10/1/40	1,388,036	1,431,043
3.50% 12/1/40	696,377	717,953
3.50% 2/1/41	1,228,107	1,266,159

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 8/1/42	970,643	$1,000,718
3.50% 9/1/42	10,421,871	10,744,787
3.50% 10/1/42	6,063,799	6,251,683
3.50% 11/1/42	2,530,738	2,609,151
3.50% 1/1/43	4,306,059	4,439,481
3.50% 7/1/43	8,489,183	8,752,216
4.00% 1/1/39	66,551	70,728
4.00% 2/1/39	127,691	135,705
4.00% 3/1/39	5,371	5,708
4.00% 4/1/39	465,324	494,531
4.00% 6/1/39	202,374	215,076
4.00% 8/1/39	772,337	821,561
4.00% 9/1/39	955,935	1,017,928
4.00% 11/1/39	64,359	68,398
4.00% 12/1/39	1,619,985	1,721,665
4.00% 1/1/40	675,941	718,367
4.00% 5/1/40	324,532	344,902
4.00% 8/1/40	134,410	142,847
4.00% 9/1/40	282,932	300,690
4.00% 10/1/40	1,220,570	1,297,180
4.00% 11/1/40	1,756,121	1,866,346
4.00% 12/1/40	2,561,654	2,724,528
4.00% 1/1/41	6,935,585	7,370,906
4.00% 2/1/41	1,575,231	1,674,102
4.00% 3/1/41	39,673	42,163
4.00% 4/1/41	563,943	599,340
4.00% 5/1/41	2,953,211	3,138,573
4.00% 6/1/41	45,124	47,956
4.00% 9/1/41	633,846	674,009
4.00% 10/1/41	348,799	370,696
4.00% 11/1/41	677,070	720,112
4.00% 12/1/41	29,647	31,548
4.00% 1/1/42	23,788	25,298
4.00% 3/1/42	559,084	594,531
4.00% 10/1/43	7,189,136	7,640,372
4.00% 12/1/43	2,491,855	2,648,260
4.50% 8/1/33	42,092	45,749
4.50% 1/1/34	28,906	31,389
4.50% 9/1/35	158,812	172,064
4.50% 2/1/38	58,920	63,837
4.50% 4/1/38	71,718	77,702
4.50% 7/1/38	72,881	78,962
4.50% 11/1/38	307,794	333,477
4.50% 2/1/39	723,906	784,466
4.50% 3/1/39	591,131	640,591
4.50% 4/1/39	1,748,053	1,899,759
4.50% 5/1/39	671,859	733,545
4.50% 6/1/39	226,134	245,161
4.50% 7/1/39	984,545	1,067,620
4.50% 9/1/39	449,989	491,933
4.50% 1/1/40	1,405,317	1,548,117
4.50% 2/1/40	2,676,828	2,924,083

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 5/1/40	1,643,070	$1,789,705
4.50% 6/1/40	772,414	836,872
4.50% 8/1/40	323,515	350,545
4.50% 9/1/40	922,459	999,915
4.50% 10/1/40	5,079,625	5,509,897
4.50% 11/1/40	843,252	913,617
4.50% 2/1/41	3,595,341	3,896,160
4.50% 4/1/41	39,772	43,100
4.50% 5/1/41	4,327,856	4,690,225
4.50% 6/1/41	490,041	530,932
5.00% 12/1/32	84,076	93,426
5.00% 9/1/33	286,285	319,620
5.00% 4/1/34	1,028,671	1,145,870
5.00% 7/1/34	658,923	734,097
5.00% 11/1/34	333,127	371,515
5.00% 4/1/35	209,878	233,668
5.00% 6/1/35	350,135	389,805
5.00% 7/1/35	4,022,582	4,478,692
5.00% 9/1/35	75,473	83,933
5.00% 10/1/35	273,361	304,156
5.00% 12/1/35	1,265,447	1,408,103
5.00% 2/1/36	2,890,420	3,215,072
5.00% 3/1/36	164,260	182,751
5.00% 11/1/36	58,701	65,228
5.00% 8/1/37	55,107	61,235
5.00% 4/1/38	397,113	441,273
5.00% 7/1/38	45,566	50,633
5.00% 11/1/38	36,052	40,061
5.00% 8/1/39	1,874,139	2,082,547
5.00% 12/1/39	399,895	447,469
5.00% 1/1/40	848,990	955,232
5.00% 7/1/40	3,378,707	3,766,520
5.00% 9/1/40	962,187	1,070,400
5.50% 11/1/33	96,541	108,557
5.50% 1/1/34	135,469	152,267
5.50% 5/1/34	171,995	192,426
5.50% 7/1/34	281,112	315,831
5.50% 10/1/34	318,955	360,827
5.50% 9/1/35	172,920	193,590
5.50% 10/1/35	191,428	214,747
5.50% 12/1/35	651,224	729,364
5.50% 1/1/36	892,213	1,001,811
5.50% 4/1/36	2,426,616	2,717,112
5.50% 8/1/36	531,746	596,451
5.50% 1/1/37	736,450	823,930
5.50% 2/1/37	37,720	42,200
5.50% 3/1/37	197,744	221,233
5.50% 5/1/37	298,587	336,326
5.50% 6/1/37	229,039	258,267
5.50% 8/1/37	89,561	100,200
5.50% 11/1/37	2,491	2,787
5.50% 12/1/37	858	959

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	5,433,729	$6,079,182
5.50% 2/1/38	163,920	183,392
5.50% 5/1/38	395,608	442,601
5.50% 6/1/38	26,234	29,350
5.50% 7/1/38	221,914	248,274
5.50% 10/1/38	92,554	103,548
5.50% 1/1/39	395,444	442,417
5.50% 5/1/39	883,046	987,940
5.50% 6/1/39	870,536	973,944
5.50% 10/1/39	384,917	430,640
5.50% 7/1/41	727,798	814,250
6.00% 12/1/35	244,922	279,681
6.00% 2/1/36	109,978	124,367
6.00% 6/1/36	69,643	78,583
6.00% 7/1/36	208,551	234,674
6.00% 8/1/36	133,359	150,453
6.00% 9/1/36	209,015	235,438
6.00% 10/1/36	213,412	240,464
6.00% 11/1/36	12,514	14,081
6.00% 1/1/37	148,688	168,132
6.00% 2/1/37	818,179	925,670
6.00% 3/1/37	71,043	79,942
6.00% 4/1/37	7,397	8,324
6.00% 5/1/37	249,459	281,342
6.00% 6/1/37	142,744	160,985
6.00% 8/1/37	328,699	369,884
6.00% 9/1/37	481,139	541,510
6.00% 10/1/37	762,646	858,176
6.00% 11/1/37	152,311	171,551
6.00% 1/1/38	81,092	91,487
6.00% 2/1/38	90,794	102,167
6.00% 4/1/38	7,845	8,827
6.00% 5/1/38	301,613	339,394
6.00% 6/1/38	122,229	137,539
6.00% 8/1/38	123,147	138,573
6.00% 9/1/38	71,454	80,599
6.00% 10/1/38	82,226	92,526
6.00% 11/1/38	75,998	85,518
6.00% 12/1/38	1,101,678	1,244,013
6.00% 4/1/40	898,507	1,011,459
6.00% 6/1/40	1,670,034	1,885,510
6.50% 3/1/32	1,297	1,465
6.50% 7/1/36	154,445	174,143
6.50% 9/1/36	152,178	171,587
6.50% 11/1/36	177,086	199,672
6.50% 9/1/37	26,158	29,494
6.50% 10/1/37	313,271	353,227
6.50% 2/1/38	243,534	274,595
6.50% 3/1/38	535,535	603,839
6.50% 5/1/38	102,080	115,099
6.50% 7/1/38	296,094	333,858
6.50% 10/1/38	286,783	323,360

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
7.00% 8/1/39	655,276	$743,766
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/43	12,000,000	12,352,500
4.00% 7/1/43	18,000,000	19,102,500
4.50% 7/1/43	6,500,000	7,039,299
Freddie Mac ARM
• 2.364% 11/1/37	220,616	234,654
• 2.431% 9/1/37	442,510	472,853
• 3.492% 9/1/40	1,227,251	1,319,576
• 3.653% 8/1/40	870,492	926,605
• 5.983% 6/1/36	76,579	77,492
Freddie Mac S.F. 15 yr
2.50% 4/1/28	197,988	201,177
2.50% 7/1/28	582,796	592,184
2.50% 8/1/28	4,668,986	4,744,200
2.50% 9/1/28	3,386,677	3,441,365
2.50% 10/1/28	4,748,995	4,825,498
3.00% 11/1/26	4,903,492	5,088,790
3.00% 2/1/27	437,060	453,577
3.00% 3/1/27	2,408,764	2,500,847
3.00% 4/1/27	1,855,864	1,925,995
3.00% 11/1/27	839,662	871,392
3.00% 2/1/29	1,934,257	2,007,350
3.50% 12/1/25	2,553,396	2,706,591
3.50% 3/1/26	1,937,152	2,049,669
4.00% 2/1/24	131,368	139,981
4.00% 8/1/24	205,466	218,635
4.00% 2/1/25	272,789	292,322
4.00% 7/1/25	848,322	909,088
4.00% 4/1/26	1,754,282	1,877,840
4.50% 1/1/15	3,598	3,817
4.50% 2/1/15	3,928	4,166
4.50% 8/1/15	4,016	4,260
4.50% 3/1/18	164,920	174,921
4.50% 4/1/18	143,145	151,825
4.50% 10/1/18	54,774	58,096
4.50% 11/1/18	212,927	225,838
4.50% 12/1/18	100,837	106,951
4.50% 1/1/19	98,425	104,393
4.50% 2/1/19	122,941	130,396
4.50% 7/1/19	178,901	189,748
4.50% 12/1/19	64,841	68,772
4.50% 4/1/21	52,713	55,910
4.50% 6/1/24	9,862	10,619
4.50% 7/1/24	351,201	378,573
4.50% 8/1/24	161,106	173,679
4.50% 11/1/24	304,649	328,466
4.50% 5/1/25	125,914	135,755
5.00% 10/1/17	13,109	13,915
5.00% 4/1/18	252,285	267,800
5.00% 4/1/23	216,310	235,645

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.00% 1/1/25	27,888	$29,627
5.00% 3/1/25	117,859	128,535
5.50% 12/1/15	26,136	27,749
5.50% 11/1/16	178,222	189,228
5.50% 11/1/17	21,929	23,283
5.50% 4/1/18	96,993	102,982
6.00% 11/1/23	147,056	160,145
Freddie Mac S.F. 15 yr TBA
2.50% 7/1/29	5,000,000	5,075,000
3.00% 7/1/28	4,000,000	4,146,248
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,781,080	2,746,655
3.00% 1/1/43	5,913,042	5,845,311
3.00% 3/1/43	7,012,729	6,925,974
3.00% 4/1/43	4,675,094	4,617,230
3.00% 7/1/43	1,885,002	1,861,669
3.00% 8/1/43	753,179	743,856
3.00% 10/1/43	2,246,093	2,218,290
3.50% 2/1/42	3,830,019	3,941,910
3.50% 5/1/42	3,653,390	3,760,121
3.50% 10/1/42	3,582,280	3,686,934
3.50% 2/1/43	2,001,000	2,059,458
3.50% 5/1/43	2,823,631	2,906,122
3.50% 8/1/43	5,218,686	5,371,147
3.50% 2/1/44	1,978,293	2,036,088
3.50% 3/1/44	148,847	153,195
4.00% 5/1/39	581,007	616,345
4.00% 2/1/40	187,658	199,072
4.00% 5/1/40	322,796	342,429
4.00% 8/1/40	80,595	85,497
4.00% 9/1/40	694,372	736,607
4.00% 10/1/40	2,595,749	2,753,631
4.00% 11/1/40	5,379,619	5,706,825
4.00% 12/1/40	2,596,306	2,754,222
4.00% 2/1/41	2,167,784	2,299,636
4.00% 12/1/41	3,565,215	3,782,063
4.00% 1/1/42	865,122	917,741
4.00% 3/1/42	203,620	216,005
4.00% 6/1/42	20,233	21,463
4.00% 5/1/44	3,989,568	4,232,227
4.50% 2/1/39	118,081	127,828
4.50% 4/1/39	59,034	63,907
4.50% 5/1/39	210,098	229,258
4.50% 6/1/39	1,544,556	1,680,948
4.50% 7/1/39	379,844	411,199
4.50% 9/1/39	1,167,685	1,279,802
4.50% 10/1/39	1,156,485	1,254,798
4.50% 1/1/40	2,780,614	3,038,383
4.50% 2/1/40	1,685,537	1,841,351
4.50% 7/1/40	309,649	335,264
4.50% 9/1/40	1,586,777	1,733,456
4.50% 2/1/41	5,829,025	6,356,637

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 3/1/41	706,249	$768,647
4.50% 9/1/41	1,996,334	2,161,122
5.00% 10/1/34	432,293	483,843
5.00% 2/1/35	84,620	93,947
5.00% 8/1/35	178,241	197,805
5.00% 10/1/35	83,362	92,511
5.00% 11/1/35	34,374	38,040
5.00% 12/1/35	293,896	325,920
5.00% 2/1/37	213,681	236,470
5.00% 4/1/37	233,116	257,978
5.00% 5/1/37	263,195	291,265
5.00% 12/1/37	758,862	839,795
5.00% 1/1/38	9,954	11,016
5.00% 4/1/38	8,684	9,610
5.00% 6/1/38	425,253	470,606
5.00% 7/1/38	50,436	55,815
5.00% 9/1/38	21,241	23,507
5.00% 10/1/38	419,058	463,751
5.00% 12/1/38	1,225,207	1,355,874
5.00% 1/1/39	104,580	115,734
5.00% 2/1/39	1,907,847	2,111,319
5.00% 3/1/39	661,728	739,789
5.00% 8/1/39	184,894	206,938
5.00% 9/1/39	1,153,524	1,281,700
5.00% 1/1/40	1,095,405	1,217,210
5.00% 5/1/40	437,043	484,394
5.00% 6/1/40	2,441,963	2,719,407
5.00% 9/1/40	262,150	290,108
5.00% 3/1/41	833,985	928,711
5.50% 8/1/33	95,740	107,684
5.50% 6/1/34	215,367	242,083
5.50% 6/1/35	146,184	164,323
5.50% 11/1/35	280,134	313,262
5.50% 1/1/37	137,101	152,821
5.50% 5/1/37	175,111	195,189
5.50% 7/1/37	81,961	92,135
5.50% 1/1/38	790,812	881,486
5.50% 2/1/38	176,420	196,648
5.50% 5/1/38	1,128,179	1,262,660
5.50% 6/1/38	46,634	51,981
5.50% 8/1/38	163,924	184,112
5.50% 12/1/38	172,551	193,432
5.50% 8/1/39	259,943	291,646
5.50% 12/1/39	764,754	853,491
5.50% 3/1/40	723,646	806,618
5.50% 4/1/40	1,605,469	1,789,551
5.50% 5/1/40	633,018	705,599
5.50% 6/1/41	150,855	168,152
6.00% 11/1/28	27,421	31,166
6.00% 7/1/33	25,055	28,664
6.00% 8/1/36	46,440	52,122
6.00% 11/1/36	120,712	135,481

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 4/1/37	1,858	$2,092
6.00% 5/1/37	272,340	305,662
6.00% 8/1/37	520,733	585,172
6.00% 9/1/37	338,481	381,923
6.00% 10/1/37	90,755	101,892
6.00% 11/1/37	480,735	539,555
6.00% 12/1/37	28,877	32,499
6.00% 1/1/38	379,866	426,344
6.00% 4/1/38	25,488	28,607
6.00% 6/1/38	65,843	73,900
6.00% 7/1/38	95,708	107,419
6.00% 8/1/38	122,791	137,814
6.00% 9/1/38	65,973	74,046
6.00% 10/1/38	205,703	230,871
6.00% 11/1/38	53,633	60,195
6.00% 3/1/39	80,327	90,156
6.00% 5/1/40	2,296,293	2,577,254
6.50% 11/1/36	378,828	426,876
6.50% 8/1/37	198,178	223,316
6.50% 10/1/37	42,778	48,204
6.50% 6/1/38	79,988	90,133
6.50% 4/1/39	226,142	254,824
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/43	5,000,000	5,139,455
4.00% 7/1/43	5,000,000	5,296,875
GNMA I S.F.30yr
3.00% 9/15/42	2,590,747	2,615,375
3.00% 11/15/42	2,248,429	2,269,803
3.00% 12/15/42	695,744	702,357
3.50% 10/15/40	443,915	462,485
3.50% 1/15/41	165,843	172,843
3.50% 7/15/41	103,507	108,286
3.50% 10/15/41	1,239,785	1,291,734
3.50% 3/15/42	105,744	110,181
3.50% 6/15/42	5,028,069	5,238,409
3.50% 7/15/42	1,949,483	2,031,036
3.50% 10/15/42	661,317	688,983
3.50% 4/15/43	1,848,302	1,925,623
4.00% 6/15/39	176,632	188,976
4.00% 7/15/39	263,180	281,573
4.00% 8/15/39	216,643	231,784
4.00% 8/15/40	1,238,176	1,324,711
4.00% 10/15/40	1,048,885	1,122,629
4.00% 12/15/40	1,433,065	1,534,060
4.00% 1/15/41	1,434,451	1,535,370
4.00% 9/15/41	2,314,022	2,475,747
4.50% 2/15/39	397,781	433,682
4.50% 3/15/39	2,207,049	2,406,244
4.50% 4/15/39	224,718	244,999
4.50% 5/15/39	180,964	197,814
4.50% 6/15/39	710,309	774,417

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 7/15/39	851,874	$928,759
4.50% 8/15/39	138,070	150,532
4.50% 9/15/39	768,753	838,847
4.50% 10/15/39	1,729,432	1,893,399
4.50% 11/15/39	1,096,730	1,200,591
4.50% 12/15/39	475,658	519,952
4.50% 1/15/40	2,258,197	2,468,521
4.50% 4/15/40	632,569	690,657
4.50% 5/15/40	650,053	710,599
4.50% 6/15/40	1,566,069	1,711,201
4.50% 8/15/40	663,584	725,060
4.50% 9/15/40	434,645	477,205
4.50% 1/15/41	496,250	544,116
4.50% 2/15/41	3,739,703	4,086,968
4.50% 3/15/41	519,466	567,740
4.50% 6/15/41	456,528	498,514
4.50% 7/15/41	60,800	66,456
5.00% 3/15/35	146,141	162,153
5.00% 3/15/38	44,523	48,941
5.00% 4/15/38	43,874	48,228
5.00% 5/15/38	6,853	7,534
5.00% 8/15/38	37,826	41,581
5.00% 11/15/38	59,273	65,157
5.00% 1/15/39	439,627	483,188
5.00% 4/15/39	507,734	557,791
5.00% 5/15/39	1,920,599	2,115,328
5.00% 6/15/39	1,535,912	1,699,296
5.00% 9/15/39	3,420,239	3,790,109
5.00% 10/15/39	308,195	340,458
5.00% 11/15/39	738,577	818,390
5.00% 1/15/40	2,209,964	2,446,021
5.00% 2/15/40	911,409	1,009,189
5.00% 4/15/40	742,051	818,380
5.00% 7/15/40	803,587	891,186
5.50% 10/15/33	415,252	468,993
5.50% 4/15/37	102,396	114,852
5.50% 7/15/37	56,418	63,034
5.50% 1/15/38	620,349	692,959
5.50% 2/15/38	460,582	516,622
5.50% 7/15/38	190,959	213,931
5.50% 8/15/38	92,677	103,526
5.50% 9/15/38	963,736	1,076,530
5.50% 12/15/38	711,229	794,477
5.50% 1/15/39	326,051	364,162
5.50% 5/15/39	515,959	576,611
5.50% 7/15/39	12,027	13,433
5.50% 10/15/39	556,856	622,320
5.50% 12/15/39	172,027	192,300
5.50% 4/15/40	989,868	1,117,393
5.50% 2/15/41	149,002	166,562
6.00% 5/15/37	251,251	282,484
6.00% 1/15/38	194,777	218,955

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 3/15/38	10,370	$11,657
6.00% 5/15/38	521,815	594,189
6.00% 7/15/38	260,860	293,240
6.00% 8/15/38	349,477	392,857
6.00% 10/15/38	281,359	316,283
6.00% 11/15/38	179,231	201,478
6.00% 12/15/38	303,700	341,398
6.00% 1/15/39	70,113	78,822
6.00% 5/15/39	7,879	8,861
6.00% 6/15/39	6,393	7,187
6.00% 8/15/39	11,994	13,484
6.00% 10/15/39	20,399	23,033
6.00% 6/15/40	7,716	8,677
6.00% 12/15/40	1,443,015	1,622,747
6.50% 3/15/38	24,912	28,304
6.50% 5/15/38	43,064	48,928
6.50% 7/15/38	103,675	117,794
6.50% 8/15/38	3,969	4,529
6.50% 9/15/38	69,260	79,053
6.50% 10/15/38	44,501	50,561
6.50% 2/15/39	324,531	368,728
6.50% 8/15/39	30,585	34,750
GNMA I S.F.30yr TBA
3.50% 7/1/43	1,000,000	1,039,922
4.00% 7/1/42	2,000,000	2,136,250
GNMA II S.F. 30 yr
3.00% 9/20/42	3,536,668	3,580,980
3.00% 11/20/42	1,788,348	1,810,760
3.00% 12/20/42	2,803,042	2,837,659
3.00% 1/20/43	2,735,892	2,769,259
3.00% 2/20/43	3,293,998	3,332,535
3.00% 3/20/43	5,600,741	5,666,861
3.00% 6/20/43	2,372,287	2,399,216
3.00% 9/20/43	3,865,693	3,908,619
3.50% 4/20/42	1,499,630	1,565,117
3.50% 6/20/42	1,992,246	2,079,082
3.50% 10/20/42	1,666,566	1,739,235
3.50% 12/20/42	3,372,111	3,519,374
3.50% 2/20/43	5,941,755	6,200,912
3.50% 3/20/43	3,292,018	3,436,494
3.50% 5/20/43	4,151,539	4,331,314
3.50% 1/20/44	6,395,079	6,672,291
4.00% 5/20/39	1,991,106	2,137,004
4.00% 8/20/40	1,197,286	1,284,619
4.00% 10/20/41	205,452	220,241
4.00% 11/20/41	3,422,082	3,668,410
4.00% 12/20/41	1,411,887	1,513,517
4.00% 5/20/42	3,298,030	3,535,429
4.00% 8/20/42	1,487,520	1,594,594
4.00% 8/20/43	3,241,977	3,475,341
4.00% 3/20/44	4,954,594	5,311,235

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 7/20/41	5,208,791	$5,700,386
4.50% 12/20/43	3,807,953	4,163,090
5.00% 4/20/43	2,829,687	3,127,824
GNMA II S.F. 30 yr TBA 3.00% 7/1/43	1,500,000	1,514,063

Total Agency Mortgage-Backed Securities (Cost $665,986,305)		678,961,713

AGENCY OBLIGATIONS–3.56%
Fannie Mae
0.375% 12/21/15	1,100,000	1,101,440
0.50% 7/2/15	4,000,000	4,013,960
0.50% 9/28/15	1,000,000	1,003,523
0.50% 10/22/15	250,000	250,802
0.50% 3/30/16	2,000,000	2,003,756
0.50% 5/20/16	1,500,000	1,499,999
0.52% 5/20/16	1,000,000	997,975
0.875% 10/26/17	750,000	744,739
0.875% 12/20/17	500,000	496,409
0.875% 2/8/18	1,000,000	986,677
0.875% 5/21/18	1,750,000	1,721,284
0.90% 11/7/17	750,000	743,838
1.00% 8/21/17	100,000	99,779
1.00% 10/11/17	2,000,000	1,981,898
1.00% 5/21/18	100,000	98,445
1.625% 10/26/15	1,000,000	1,017,226
1.70% 10/4/19	125,000	123,644
1.75% 1/30/19	1,100,000	1,109,083
1.875% 10/15/15	100,000	101,970
1.875% 9/18/18	1,000,000	1,016,837
2.375% 7/28/15	500,000	511,851
2.375% 4/11/16	2,000,000	2,073,168
3.40% 9/27/32	250,000	233,388
4.375% 10/15/15	1,000,000	1,052,749
4.875% 12/15/16	500,000	551,877
5.00% 3/15/16	1,000,000	1,078,185
5.00% 2/13/17	1,000,000	1,109,424
5.00% 5/11/17	500,000	558,199
5.375% 6/12/17	600,000	678,064
5.625% 7/15/37	100,000	132,009
6.00% 4/18/36	100,000	108,605
6.25% 5/15/29	500,000	672,533
6.625% 11/15/30	300,000	426,752
7.125% 1/15/30	500,000	732,026
7.25% 5/15/30	500,000	738,736
8.95% 2/12/18	1,000,000	1,269,296
Federal Farm Credit Banks
1.50% 11/16/15	250,000	254,057
2.50% 6/20/22	125,000	122,958
4.875% 12/16/15	1,000,000	1,066,473
4.875% 1/17/17	300,000	332,161
5.125% 8/25/16	100,000	109,742

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks
0.375% 8/28/15	1,500,000	$1,503,683
0.375% 6/24/16	2,500,000	2,494,255
0.50% 11/20/15	2,500,000	2,506,490
0.875% 5/24/17	500,000	500,375
1.125% 9/28/16	500,000	505,129
1.20% 11/21/18	750,000	733,014
2.125% 12/21/15	250,000	256,502
2.25% 9/8/17	500,000	519,371
4.125% 3/13/20	400,000	447,464
4.625% 9/11/20	1,000,000	1,138,072
4.875% 5/17/17	200,000	222,822
5.00% 11/17/17	1,700,000	1,919,482
5.375% 5/18/16	2,000,000	2,184,150
5.375% 5/15/19	1,000,000	1,173,439
5.50% 7/15/36	300,000	384,645
Federal Home Loan Mortgage
0.50% 8/28/15	500,000	501,803
0.50% 5/27/16	1,000,000	1,000,107
0.75% 1/12/18	1,000,000	985,380
0.85% 7/29/16	100,000	100,041
0.875% 10/14/16	1,100,000	1,107,154
0.875% 3/7/18	1,250,000	1,232,597
1.00% 6/29/17	1,000,000	1,002,606
1.25% 8/1/19	500,000	489,525
1.25% 10/2/19	1,000,000	971,715
1.375% 5/1/20	2,600,000	2,530,445
1.75% 9/10/15	500,000	509,133
1.75% 5/30/19	500,000	502,231
2.00% 8/25/16	500,000	515,187
2.00% 7/30/19	100,000	101,411
2.375% 1/13/22	6,500,000	6,491,661
2.50% 5/27/16	500,000	518,751
3.75% 3/27/19	700,000	769,643
4.375% 7/17/15	1,000,000	1,043,952
4.75% 11/17/15	1,000,000	1,061,160
4.75% 1/19/16	750,000	800,969
4.875% 6/13/18	1,150,000	1,307,137
5.00% 2/16/17	500,000	553,687
5.00% 4/18/17	1,000,000	1,113,753
5.125% 11/17/17	250,000	283,467
5.25% 4/18/16	1,000,000	1,085,648
5.50% 8/23/17	500,000	569,410
5.625% 11/23/35	100,000	106,298
6.25% 7/15/32	750,000	1,036,216
6.75% 9/15/29	100,000	142,587
6.75% 3/15/31	300,000	430,470
Financing
9.40% 2/8/18	480,000	615,347
10.70% 10/6/17	150,000	196,204
Tennessee Valley Authority
3.875% 2/15/21	400,000	440,898

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
4.625% 9/15/60	150,000	$158,781
4.65% 6/15/35	500,000	553,736
4.70% 7/15/33	200,000	224,671
4.875% 12/15/16	100,000	109,905
5.25% 9/15/39	225,000	274,073
5.375% 4/1/56	200,000	240,861
5.50% 7/18/17	100,000	113,588
5.88% 4/1/36	75,000	97,344
6.15% 1/15/38	100,000	134,022
7.125% 5/1/30	100,000	142,149

Total Agency Obligations (Cost $81,735,068)		83,580,153

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.00%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	255,828
Series 2006-6 A4 5.356% 10/10/45	450,000	479,677
•Series 2007-2 A2 5.634% 4/10/49	31,165	31,243
•Series 2007-2 A4 5.781% 4/10/49	400,000	439,553
•Series 2007-3 A4 5.775% 6/10/49	200,000	220,120
Series 2007-5 A4 5.492% 2/10/51	25,000	27,262
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PWR12 A4 5.898% 9/11/38	100,000	107,675
Series 2006-PWR13 A4 5.54% 9/11/41	144,644	155,483
Series 2006-TOP24 A4 5.537% 10/12/41	962,716	1,045,489
•Series 2007-PWR16 A4 5.898% 6/11/40	250,000	278,660
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	556,515
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	402,728
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	1,207,643
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.898% 12/10/49	400,000	441,871
Series 2013-GC11 AS 3.422% 4/10/46	770,000	772,536
Series 2013-GC15 A1 1.378% 9/10/46	655,967	659,699
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.48% 1/15/46	650,000	686,065
Series 2006-CD3 A5 5.617% 10/15/48	489,268	525,442
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	432,623	472,513
Commerical Mortgage Pass Through Certificates
•tSeries 2006-C7 A4 5.945% 6/10/46	566,472	607,169
•tSeries 2007-C9 A4 5.988% 12/10/49	500,000	559,792
tSeries 2013-LC6 AM 3.282% 1/10/46	1,000,000	994,467
Credit Suisse Commercial Mortgage Trust
•Series 2006-C3 A3 5.982% 6/15/38	995,953	1,069,572
•Series 2007-C3 A4 5.866% 6/15/39	178,261	193,535
•Series 2008-C1 A3 6.175% 2/15/41	200,000	224,079

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae-Aces Series 2014-M1 ASQ2 2.323% 11/25/18	3,000,000	$3,078,969
•¿Freddie Mac Multifamily Structured Pass Through Certificates Series K030 A2 3.25% 4/25/23	6,000,000	6,221,172
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.489% 11/10/45	250,000	261,789
Series 2007-C1 A4 5.543% 12/10/49	725,000	787,567
Goldman Sachs Mortgage Securities II
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	105,653
•Series 2007-GG10 A4 5.997% 8/10/45	454,025	502,771
Greenwich Capital Commercial Funding
•Series 2006-GG7 A4 6.015% 7/10/38	485,563	522,609
Series 2007-GG11 A4 5.736% 12/10/49	100,000	111,171
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,610,445
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB13 AM 5.461% 1/12/43	500,000	526,505
•Series 2006-CB15 A4 5.814% 6/12/43	215,629	232,249
Series 2006-CB17 A4 5.429% 12/12/43	365,000	392,972
Series 2006-LDP8 A4 5.399% 5/15/45	985,301	1,061,210
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,005,754
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	205,870
•Series 2006-C4 A4 6.029% 6/15/38	890,214	961,129
Series 2006-C6 A4 5.372% 9/15/39	250,000	270,577
•Series 2007-C6 A4 5.858% 7/15/40	566,185	606,664
•Series 2007-C7 A3 5.866% 9/15/45	697,254	784,047
•Series 2008-C1 A2 6.32% 4/15/41	350,000	398,192
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.033% 6/12/50	255,000	284,887
Series 2008-C1 A4 5.69% 2/12/51	880,563	984,764
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 A3 5.172% 12/12/49	750,000	807,100
Series 2007-5 A4 5.378% 8/12/48	314,829	339,663
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,174,312
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 A2 3.085% 8/15/46	750,000	782,690
Series 2013-C9 A4 3.102% 5/15/46	725,000	719,300
Morgan Stanley Capital I
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	538,190
•Series 2007-HQ12 A4 5.773% 4/12/49	200,000	210,388
•Series 2007-HQ12 A5 5.773% 4/12/49	250,000	271,170
•Series 2007-IQ15 A4 6.105% 6/11/49	244,925	271,094
Series 2007-IQ16 A4 5.809% 12/12/49	1,500,000	1,670,508
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4
3.525% 5/10/63	1,000,000	1,032,359
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C21 A4 5.414% 10/15/44	835,964	872,683

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
•Series 2006-C27 AM 5.795% 7/15/45	250,000	$270,637
Series 2006-C29 AM 5.339% 11/15/48	750,000	816,863
•Series 2007-C32 A3 5.933% 6/15/49	200,000	218,850
•Series 2007-C33 A5 6.14% 2/15/51	500,000	557,191
Series 2007-C34 A3 5.678% 5/15/46	500,000	553,393
•Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B
4.439% 7/15/46	400,000	418,268
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	927,146
•Series 2013-C15 C 4.634% 8/15/46	1,000,000	1,034,125

Total Commercial Mortgage-Backed Securities (Cost $44,052,415)		46,817,512

CORPORATE BONDS–24.65%
Aerospace & Defense–0.38%
Boeing
4.875% 2/15/20	200,000	228,304
6.00% 3/15/19	100,000	118,187
6.125% 2/15/33	50,000	64,511
6.875% 3/15/39	100,000	141,166
Boeing Capital
2.125% 8/15/16	100,000	102,959
4.70% 10/27/19	300,000	339,708
Embraer Overseas 5.15% 6/15/22	50,000	54,000
General Dynamics
1.00% 11/15/17	100,000	99,238
2.25% 7/15/16	150,000	154,694
2.25% 11/15/22	250,000	236,641
Honeywell International
3.35% 12/1/23	200,000	204,198
4.25% 3/1/21	50,000	55,479
5.00% 2/15/19	100,000	113,766
5.30% 3/1/18	100,000	113,746
5.375% 3/1/41	65,000	77,827
5.70% 3/15/36	150,000	185,631
5.70% 3/15/37	100,000	122,395
L-3 Communications
3.95% 11/15/16	100,000	106,357
3.95% 5/28/24	450,000	453,996
4.75% 7/15/20	100,000	109,684
4.95% 2/15/21	100,000	110,981
Lockheed Martin
3.35% 9/15/21	100,000	104,018
4.07% 12/15/42	279,000	270,091
4.25% 11/15/19	200,000	220,963
4.85% 9/15/41	100,000	110,306
Northrop Grumman
1.75% 6/1/18	150,000	149,409
3.25% 8/1/23	350,000	348,060
3.50% 3/15/21	100,000	104,178

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued) 5.05% 11/15/40	100,000	$109,011
Northrop Grumman Systems 7.75% 2/15/31	150,000	207,154
Precision Castparts
1.25% 1/15/18	200,000	198,799
2.50% 1/15/23	200,000	191,920
3.90% 1/15/43	50,000	48,288
Raytheon
2.50% 12/15/22	125,000	120,265
3.125% 10/15/20	200,000	207,170
4.40% 2/15/20	100,000	108,890
4.70% 12/15/41	200,000	216,550
6.40% 12/15/18	50,000	59,012
7.20% 8/15/27	100,000	131,311
Rockwell Collins
3.70% 12/15/23	150,000	155,805
4.80% 12/15/43	100,000	109,202
5.25% 7/15/19	50,000	56,029
United Technologies
1.80% 6/1/17	150,000	153,318
3.10% 6/1/22	409,000	415,000
4.50% 4/15/20	210,000	235,074
4.50% 6/1/42	400,000	420,637
5.375% 12/15/17	150,000	170,466
5.40% 5/1/35	200,000	239,001
6.05% 6/1/36	150,000	191,134
6.125% 2/1/19	250,000	295,704
6.125% 7/15/38	200,000	257,735
Worthington Industries 4.55% 4/15/26	40,000	41,701

		8,839,669

Air Freight & Logistics–0.09%
FedEx
2.625% 8/1/22	55,000	52,836
3.875% 8/1/42	100,000	90,167
4.00% 1/15/24	120,000	125,312
4.10% 4/15/43	100,000	93,809
4.90% 1/15/34	60,000	64,602
8.00% 1/15/19	100,000	125,278
Hunt (J.B.) Transport Services 3.85% 3/15/24	150,000	154,057
Ryder System 2.45% 9/3/19	250,000	251,254
United Parcel Service
2.45% 10/1/22	125,000	121,517
3.125% 1/15/21	350,000	365,451
3.625% 10/1/42	75,000	69,487
4.875% 11/15/40	55,000	61,783
5.125% 4/1/19	200,000	229,144
6.20% 1/15/38	255,000	333,289

		2,137,986

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.07%
#¿American Airlines Pass Through Trust Series 2013-2 Class A 144A 4.95% 1/15/23	388,160	$420,183
Continental Airlines Pass Through Trust
¿Series 2009-1 9.00% 7/8/16	154,995	175,145
¿Series 2010-1 Class A 4.75% 1/12/21	86,050	93,149
¿Series 2012-1 Class A 4.15% 4/11/24	237,695	248,392
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	61,324	72,055
¿Series 2010-1 Class A 6.20% 7/2/18	71,081	79,789
¿Series 2010-2 Class A 4.95% 5/23/19	72,510	79,036
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	40,000	39,800
Southwest Airlines 5.125% 3/1/17	100,000	109,100
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	46,355	52,265
¿Series 2012-2 Class A 4.625% 6/3/25	95,591	100,609
¿Series 2013-1 Class A 3.95% 11/15/25	100,000	101,500

		1,571,023

Auto Components–0.05%
Delphi 5.00% 2/15/23	300,000	323,250
Johnson Controls
3.625% 7/2/24	107,000	107,691
4.25% 3/1/21	60,000	64,812
4.95% 7/2/64	94,000	95,667
5.00% 3/30/20	100,000	111,456
5.50% 1/15/16	100,000	107,018
5.70% 3/1/41	70,000	82,058
Magna International 3.625% 6/15/24	200,000	202,028

		1,093,980

Automobiles–0.04%
Daimler Finance North America 8.50% 1/18/31	200,000	304,164
Ford Motor
4.75% 1/15/43	400,000	405,978
7.45% 7/16/31	250,000	335,126

		1,045,268

Beverages–0.56%
Anheuser-Busch 6.45% 9/1/37	100,000	131,244
Anheuser-Busch InBev Finance
1.125% 1/27/17	250,000	251,382
1.25% 1/17/18	250,000	248,411
2.625% 1/17/23	150,000	144,350
4.00% 1/17/43	100,000	95,177
4.625% 2/1/44	550,000	574,571
Anheuser-Busch InBev Worldwide
0.80% 7/15/15	250,000	251,190
1.375% 7/15/17	250,000	251,027
2.50% 7/15/22	450,000	431,983

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
2.875% 2/15/16	45,000	$46,685
3.75% 7/15/42	136,000	123,990
4.375% 2/15/21	30,000	33,177
5.375% 1/15/20	400,000	462,360
6.375% 1/15/40	200,000	259,680
7.75% 1/15/19	500,000	618,325
8.20% 1/15/39	200,000	307,039
Beam
1.75% 6/15/18	250,000	246,653
5.375% 1/15/16	9,000	9,585
Bottling Group
5.125% 1/15/19	200,000	227,161
5.50% 4/1/16	250,000	271,351
Brown-Forman
1.00% 1/15/18	250,000	244,485
2.50% 1/15/16	100,000	102,871
3.75% 1/15/43	125,000	115,213
Coca-Cola
1.50% 11/15/15	300,000	304,587
1.65% 3/14/18	250,000	252,835
1.80% 9/1/16	245,000	250,887
2.45% 11/1/20	500,000	503,367
3.15% 11/15/20	170,000	178,774
3.30% 9/1/21	250,000	260,679
5.35% 11/15/17	150,000	170,547
Coca-Cola Enterprises
3.50% 9/15/20	100,000	104,453
4.50% 9/1/21	200,000	217,435
Coca-Cola Femsa
2.375% 11/26/18	200,000	202,911
3.875% 11/26/23	200,000	205,920
Diageo Capital
0.625% 4/29/16	300,000	299,921
1.50% 5/11/17	125,000	126,519
2.625% 4/29/23	350,000	336,170
3.875% 4/29/43	30,000	27,928
4.828% 7/15/20	100,000	112,880
5.50% 9/30/16	100,000	110,339
5.75% 10/23/17	100,000	114,118
5.875% 9/30/36	100,000	121,511
Diageo Finance 5.30% 10/28/15	100,000	106,332
Diageo Investment 8.00% 9/15/22	100,000	131,152
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	64,808
2.90% 1/15/16	200,000	206,915
6.82% 5/1/18	100,000	116,900
Fomento Economico Mexicano
2.875% 5/10/23	150,000	143,653
4.375% 5/10/43	200,000	186,954
Molson Coors Brewing 5.00% 5/1/42	250,000	262,571

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo
0.70% 8/13/15	300,000	$300,924
0.70% 2/26/16	187,000	187,523
1.25% 8/13/17	100,000	100,407
2.75% 3/1/23	250,000	244,865
3.00% 8/25/21	100,000	101,668
3.125% 11/1/20	250,000	260,811
3.60% 3/1/24	179,000	184,763
3.60% 8/13/42	250,000	224,058
4.00% 3/5/42	100,000	95,876
4.50% 1/15/20	100,000	111,403
4.875% 11/1/40	100,000	109,092
5.00% 6/1/18	150,000	169,335
5.50% 1/15/40	150,000	176,573
7.90% 11/1/18	200,000	249,183

		13,085,457

Biotechnology–0.25%
Amgen
2.125% 5/15/17	250,000	256,413
2.20% 5/22/19	650,000	649,993
2.30% 6/15/16	150,000	154,310
2.50% 11/15/16	100,000	103,636
3.625% 5/15/22	100,000	103,256
3.625% 5/22/24	150,000	151,633
3.875% 11/15/21	200,000	211,390
4.10% 6/15/21	100,000	107,747
4.50% 3/15/20	150,000	162,734
5.15% 11/15/41	250,000	269,261
5.65% 6/15/42	200,000	228,966
5.75% 3/15/40	200,000	232,953
6.15% 6/1/18	250,000	290,560
6.375% 6/1/37	100,000	124,237
6.40% 2/1/39	50,000	62,609
6.90% 6/1/38	150,000	197,482
Biogen Idec 6.875% 3/1/18	100,000	117,817
Celgene
2.30% 8/15/18	143,000	145,456
3.25% 8/15/22	250,000	249,888
3.625% 5/15/24	200,000	200,872
3.95% 10/15/20	100,000	105,610
4.00% 8/15/23	100,000	104,339
4.625% 5/15/44	300,000	301,682
Genentech
4.75% 7/15/15	100,000	104,568
5.25% 7/15/35	50,000	57,860
Genzyme 5.00% 6/15/20	100,000	113,956
Gilead Sciences
4.40% 12/1/21	200,000	219,941
4.50% 4/1/21	100,000	111,216
4.80% 4/1/44	400,000	423,772

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued) 5.65% 12/1/41	250,000	$295,693

		5,859,850

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	166,515
8.125% 7/15/18	125,000	153,808
#Martin Marietta Materials 144A 4.25% 7/2/24	55,000	55,523
Owens Corning
4.20% 12/15/22	212,000	218,066
7.00% 12/1/36	100,000	122,216

		716,128

Capital Markets–2.22%
Affiliated Managers Group 4.25% 2/15/24	100,000	103,666
Ameriprise Financial
5.30% 3/15/20	200,000	229,187
7.30% 6/28/19	200,000	247,361
Ares Capital 4.875% 11/30/18	100,000	106,515
Bank of America 7.75% 5/14/38	200,000	275,615
Bank of New York Mellon
0.70% 3/4/16	150,000	150,356
ø1.969% 6/20/17	250,000	255,606
2.10% 8/1/18	500,000	507,611
2.10% 1/15/19	200,000	201,405
2.30% 7/28/16	200,000	206,364
3.55% 9/23/21	200,000	210,556
3.95% 11/18/25	100,000	105,063
4.15% 2/1/21	100,000	109,377
5.45% 5/15/19	100,000	115,353
Bear Stearns
4.65% 7/2/18	100,000	110,241
5.30% 10/30/15	200,000	212,068
5.55% 1/22/17	300,000	330,900
7.25% 2/1/18	300,000	357,310
BlackRock
3.375% 6/1/22	150,000	155,099
5.00% 12/10/19	100,000	114,280
6.25% 9/15/17	100,000	115,237
China Development Bank 5.00% 10/15/15	100,000	105,034
Comerica Bank 5.75% 11/21/16	100,000	111,022
Credit Suisse USA
5.125% 8/15/15	400,000	420,704
5.375% 3/2/16	250,000	269,028
5.85% 8/16/16	100,000	110,025
Deutsche Bank 1.40% 2/13/17	300,000	301,717

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Deutsche Bank (continued)
3.25% 1/11/16	200,000	$207,600
3.70% 5/30/24	490,000	491,159
•4.296% 5/24/28	200,000	196,274
6.00% 9/1/17	500,000	568,746
Export-Import Bank of Korea
1.25% 11/20/15	605,000	608,880
3.75% 10/20/16	200,000	212,298
4.00% 1/11/17	100,000	106,894
4.00% 1/29/21	100,000	106,565
4.125% 9/9/15	100,000	104,017
5.00% 4/11/22	250,000	284,051
5.125% 6/29/20	100,000	113,612
Franklin Resources 4.625% 5/20/20	100,000	112,520
Goldman Sachs Group
1.60% 11/23/15	400,000	404,289
2.375% 1/22/18	500,000	508,199
2.90% 7/19/18	500,000	515,625
3.625% 2/7/16	300,000	312,805
3.625% 1/22/23	450,000	452,762
3.70% 8/1/15	700,000	722,186
5.25% 7/27/21	400,000	449,844
5.35% 1/15/16	150,000	160,094
5.375% 3/15/20	200,000	226,837
5.625% 1/15/17	500,000	550,598
5.75% 10/1/16	700,000	770,609
5.75% 1/24/22	750,000	869,243
5.95% 1/18/18	200,000	227,394
5.95% 1/15/27	200,000	228,351
6.00% 6/15/20	500,000	583,545
6.125% 2/15/33	250,000	300,316
6.15% 4/1/18	500,000	573,897
6.25% 9/1/17	300,000	341,785
6.25% 2/1/41	255,000	312,180
6.45% 5/1/36	100,000	117,136
6.75% 10/1/37	800,000	965,487
7.50% 2/15/19	825,000	1,007,803
Invesco Finance 4.00% 1/30/24	500,000	523,446
Jefferies Group
5.125% 1/20/23	150,000	161,089
6.25% 1/15/36	100,000	105,147
8.50% 7/15/19	200,000	251,000
KFW
^0.419% 4/18/36	200,000	94,238
^0.43% 6/29/37	500,000	228,027
0.50% 9/30/15	900,000	902,763
0.50% 4/19/16	650,000	650,700
0.75% 3/17/17	1,000,000	998,899
0.875% 9/5/17	350,000	348,398
1.00% 6/11/18	1,000,000	987,049
1.25% 10/26/15	500,000	506,375
1.25% 2/15/17	750,000	759,376

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
KFW (continued)
2.00% 6/1/16	700,000	$720,391
2.00% 10/4/22	700,000	676,467
2.125% 1/17/23	1,000,000	969,657
2.625% 2/16/16	700,000	725,356
2.625% 1/25/22	400,000	407,584
2.75% 9/8/20	500,000	519,689
4.00% 1/27/20	750,000	833,489
4.375% 3/15/18	350,000	389,217
4.50% 7/16/18	800,000	897,400
4.875% 1/17/17	500,000	551,619
4.875% 6/17/19	500,000	575,197
5.125% 3/14/16	600,000	648,258
Korea Development Bank
3.00% 3/17/19	500,000	517,072
3.25% 3/9/16	200,000	207,780
3.50% 8/22/17	250,000	264,303
3.875% 5/4/17	200,000	213,119
4.00% 9/9/16	100,000	106,393
Korea Finance
2.25% 8/7/17	250,000	254,595
3.25% 9/20/16	100,000	104,630
Lazard Group 4.25% 11/14/20	106,000	111,210
Legg Mason 5.625% 1/15/44	100,000	109,104
Lloyds TSB Bank
2.30% 11/27/18	250,000	254,094
6.375% 1/21/21	300,000	362,753
Merrill Lynch
6.11% 1/29/37	200,000	231,474
6.40% 8/28/17	200,000	228,622
6.875% 4/25/18	800,000	943,311
6.875% 11/15/18	300,000	357,221
Morgan Stanley
1.75% 2/25/16	650,000	659,499
2.125% 4/25/18	300,000	303,572
2.50% 1/24/19	250,000	253,071
3.45% 11/2/15	200,000	207,008
3.75% 2/25/23	500,000	509,575
4.00% 7/24/15	100,000	103,596
4.10% 5/22/23	350,000	355,702
4.75% 3/22/17	250,000	272,360
4.875% 11/1/22	250,000	268,816
5.00% 11/24/25	175,000	187,057
5.375% 10/15/15	200,000	211,838
5.45% 1/9/17	300,000	330,675
5.50% 1/26/20	200,000	229,192
5.50% 7/28/21	300,000	345,161
5.55% 4/27/17	350,000	389,492
5.625% 9/23/19	350,000	403,035
5.75% 10/18/16	200,000	220,677
5.75% 1/25/21	650,000	756,107
5.95% 12/28/17	300,000	341,813

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
6.25% 8/9/26	100,000	$122,481
6.375% 7/24/42	850,000	1,082,472
6.625% 4/1/18	500,000	584,981
7.25% 4/1/32	100,000	134,472
7.30% 5/13/19	300,000	367,210
øMurray Street Investment Trust I 4.647% 3/9/17	300,000	324,440
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	104,290
Nomura Holdings
2.00% 9/13/16	150,000	152,530
2.75% 3/19/19	100,000	101,842
4.125% 1/19/16	300,000	314,370
6.70% 3/4/20	83,000	99,905
Northern Trust
3.45% 11/4/20	100,000	106,565
3.95% 10/30/25	250,000	260,411
Oesterreichische Kontrollbank
1.125% 7/6/15	300,000	302,725
1.125% 5/29/18	350,000	346,322
2.00% 6/3/16	300,000	308,485
4.875% 2/16/16	200,000	214,316
Prospect Capital 5.00% 7/15/19	200,000	206,145
Raymond James Financial 8.60% 8/15/19	200,000	252,833
Rentenbank
1.00% 4/4/18	500,000	495,443
1.375% 10/23/19	300,000	293,309
1.75% 4/15/19	125,000	125,528
2.375% 9/13/17	300,000	312,536
2.50% 2/15/16	200,000	206,814
3.125% 7/15/15	200,000	205,949
5.125% 2/1/17	400,000	444,280
Schwab (Charles)
0.85% 12/4/15	200,000	200,879
3.225% 9/1/22	100,000	100,957
4.45% 7/22/20	100,000	111,730

		52,179,279

Chemicals–0.50%
Agrium
3.15% 10/1/22	100,000	98,205
6.125% 1/15/41	245,000	292,801
6.75% 1/15/19	100,000	119,052
Air Products & Chemicals
2.00% 8/2/16	55,000	56,477
4.375% 8/21/19	50,000	55,292
Airgas 2.90% 11/15/22	150,000	145,309
Cabot 5.00% 10/1/16	50,000	54,049
Cameron International 1.15% 12/15/16	63,000	63,046

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Cameron International (continued)
4.00% 12/15/23	100,000	$103,818
5.125% 12/15/43	56,000	59,884
CF Industries
3.45% 6/1/23	38,000	37,737
4.95% 6/1/43	38,000	38,204
5.15% 3/15/34	450,000	480,915
7.125% 5/1/20	200,000	246,652
Dow Chemical
2.50% 2/15/16	260,000	267,333
3.00% 11/15/22	150,000	147,799
4.25% 11/15/20	200,000	218,028
4.375% 11/15/42	400,000	383,371
5.25% 11/15/41	100,000	109,230
5.70% 5/15/18	197,000	224,917
7.375% 11/1/29	125,000	167,373
8.55% 5/15/19	355,000	456,743
9.40% 5/15/39	100,000	164,379
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	293,657
3.625% 1/15/21	100,000	105,992
4.15% 2/15/43	100,000	97,948
4.25% 4/1/21	150,000	164,445
5.25% 12/15/16	25,000	27,607
5.75% 3/15/19	100,000	116,823
6.00% 7/15/18	200,000	233,879
6.50% 1/15/28	150,000	193,261
Eastman Chemical
3.60% 8/15/22	225,000	231,121
4.80% 9/1/42	250,000	254,819
5.50% 11/15/19	100,000	113,559
Ecolab
3.00% 12/8/16	250,000	261,623
4.35% 12/8/21	200,000	219,663
FMC
3.95% 2/1/22	100,000	103,931
4.10% 2/1/24	100,000	104,651
International Flavors & Fragrances 3.20% 5/1/23	50,000	48,531
Lubrizol 8.875% 2/1/19	150,000	192,831
LYB International Finance 4.00% 7/15/23	200,000	210,362
LyondellBasell Industries
5.00% 4/15/19	500,000	564,595
6.00% 11/15/21	350,000	419,153
Monsanto
2.125% 7/15/19	400,000	401,465
2.20% 7/15/22	100,000	94,251
2.75% 4/15/16	100,000	103,587
3.60% 7/15/42	125,000	110,643
4.70% 7/15/64	250,000	252,175

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Monsanto (continued)
5.125% 4/15/18	25,000	$28,092
5.875% 4/15/38	50,000	59,728
Mosaic
4.25% 11/15/23	125,000	132,213
5.45% 11/15/33	104,000	116,896
5.625% 11/15/43	200,000	228,775
NewMarket 4.10% 12/15/22	50,000	50,031
Potash
3.625% 3/15/24	200,000	204,165
3.75% 9/30/15	300,000	311,966
4.875% 3/30/20	10,000	11,261
6.50% 5/15/19	145,000	173,974
PPG Industries
1.90% 1/15/16	100,000	101,708
3.60% 11/15/20	100,000	105,204
7.70% 3/15/38	96,000	136,807
Praxair
1.05% 11/7/17	175,000	173,933
1.25% 11/7/18	100,000	97,958
2.20% 8/15/22	100,000	94,613
2.70% 2/21/23	100,000	97,948
4.05% 3/15/21	100,000	108,993
4.50% 8/15/19	100,000	111,104
Rohm & Haas 7.85% 7/15/29	150,000	207,670
RPM International 6.125% 10/15/19	100,000	115,247
Syngenta Finance 3.125% 3/28/22	100,000	100,916
Valspar 7.25% 6/15/19	50,000	59,827
Westlake Chemical 3.60% 7/15/22	50,000	50,100

		11,790,315

Commercial Banks–2.31%
Abbey National Treasury Services
3.05% 8/23/18	250,000	262,061
4.00% 4/27/16	150,000	158,231
American Express Bank 6.00% 9/13/17	250,000	285,911
American Express Centurion Bank
5.95% 6/12/17	100,000	113,419
6.00% 9/13/17	100,000	114,635
Australia & New Zealand Banking Group
0.90% 2/12/16	250,000	251,405
1.25% 6/13/17	350,000	350,741
1.45% 5/15/18	250,000	247,346
Banco do Brasil 3.875% 10/10/22	300,000	282,750
BanColombia
4.25% 1/12/16	100,000	104,875
5.95% 6/3/21	200,000	221,500
Bank of America North America
1.125% 11/14/16	300,000	300,388
1.25% 2/14/17	650,000	651,223
5.30% 3/15/17	650,000	715,347
6.00% 10/15/36	400,000	486,738

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Bank of Montreal
1.30% 7/15/16	194,000	$196,219
1.45% 4/9/18	500,000	495,909
2.50% 1/11/17	300,000	312,276
2.55% 11/6/22	300,000	290,939
Bank of Nova Scotia
0.95% 3/15/16	100,000	100,644
1.10% 12/13/16	400,000	401,453
1.25% 4/11/17	200,000	200,999
1.375% 7/15/16	200,000	202,385
1.375% 12/18/17	150,000	149,790
1.45% 4/25/18	250,000	248,481
2.05% 10/7/15	200,000	203,953
2.55% 1/12/17	300,000	311,515
Bank One 8.00% 4/29/27	100,000	135,443
Barclays Bank
3.75% 5/15/24	500,000	502,816
5.00% 9/22/16	400,000	435,011
5.125% 1/8/20	250,000	282,917
5.14% 10/14/20	200,000	219,355
BB&T
2.05% 6/19/18	350,000	354,180
3.20% 3/15/16	200,000	208,086
3.95% 4/29/16	100,000	105,921
4.90% 6/30/17	100,000	109,275
5.20% 12/23/15	100,000	106,363
BBVA US Senior 4.664% 10/9/15	300,000	313,751
BNP Paribas
2.375% 9/14/17	250,000	256,197
2.70% 8/20/18	300,000	307,202
3.25% 3/3/23	500,000	494,729
3.60% 2/23/16	400,000	417,762
5.00% 1/15/21	300,000	334,582
BPCE
1.70% 4/25/16	250,000	252,787
2.50% 12/10/18	250,000	253,681
Branch Banking & Trust
1.45% 10/3/16	250,000	252,847
2.30% 10/15/18	250,000	254,989
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	202,677
1.55% 1/23/18	200,000	200,157
2.35% 12/11/15	150,000	154,158
Comerica
2.125% 5/23/19	50,000	50,011
3.00% 9/16/15	100,000	102,879
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	255,199
2.25% 3/13/19	250,000	252,447
2.50% 9/20/18	200,000	205,467
Compass Bank 6.40% 10/1/17	100,000	111,377

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Credit Suisse New York
2.30% 5/28/19	250,000	$250,690
4.375% 8/5/20	200,000	218,877
5.30% 8/13/19	100,000	114,525
6.00% 2/15/18	500,000	570,147
Discover Bank
2.00% 2/21/18	250,000	251,709
4.20% 8/8/23	250,000	264,306
Fifth Third Bancorp
3.50% 3/15/22	200,000	206,747
3.625% 1/25/16	200,000	208,876
4.30% 1/16/24	250,000	261,041
5.45% 1/15/17	100,000	109,687
8.25% 3/1/38	100,000	148,096
Fifth Third Bank 1.15% 11/18/16	300,000	301,146
First Horizon National 5.375% 12/15/15	150,000	158,735
HSBC Bank USA
5.625% 8/15/35	250,000	293,167
5.875% 11/1/34	100,000	120,742
7.00% 1/15/39	100,000	136,267
HSBC Holdings
4.00% 3/30/22	500,000	532,835
4.25% 3/14/24	300,000	309,350
5.10% 4/5/21	300,000	341,377
5.25% 3/14/44	250,000	268,737
6.10% 1/14/42	200,000	253,023
6.50% 5/2/36	200,000	246,453
6.50% 9/15/37	200,000	247,418
6.80% 6/1/38	200,000	256,018
HSBC USA
1.625% 1/16/18	500,000	501,549
2.25% 6/23/19	300,000	301,342
5.00% 9/27/20	300,000	332,787
Huntington Bancshares 2.60% 8/2/18	250,000	254,479
Intesa Sanpaolo
3.875% 1/16/18	300,000	316,443
3.875% 1/15/19	600,000	629,887
KeyBank
1.65% 2/1/18	250,000	250,432
5.45% 3/3/16	100,000	107,592
KeyCorp
3.75% 8/13/15	100,000	103,475
5.10% 3/24/21	300,000	340,421
Manufacturers & Traders Trust
2.30% 1/30/19	250,000	253,207
National Australia Bank
1.60% 8/7/15	250,000	253,240
3.00% 1/20/23	500,000	489,231
National City 6.875% 5/15/19	100,000	119,559
PNC Bank
1.15% 11/1/16	269,000	270,540

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank (continued)
1.30% 10/3/16	250,000	$252,508
2.70% 11/1/22	250,000	241,435
4.20% 11/1/25	1,000,000	1,060,189
6.875% 4/1/18	150,000	177,073
PNC Funding
2.70% 9/19/16	200,000	207,798
3.30% 3/8/22	300,000	306,455
5.125% 2/8/20	100,000	114,368
5.25% 11/15/15	200,000	212,352
6.70% 6/10/19	150,000	181,642
Rabobank
1.70% 3/19/18	250,000	251,034
2.125% 10/13/15	200,000	204,498
2.25% 1/14/19	300,000	304,145
3.375% 1/19/17	400,000	423,843
3.875% 2/8/22	250,000	265,263
3.95% 11/9/22	250,000	254,607
4.50% 1/11/21	150,000	165,189
4.625% 12/1/23	350,000	370,638
5.25% 5/24/41	150,000	167,823
Regions Financial 2.00% 5/15/18	250,000	249,351
Royal Bank of Canada
0.625% 12/4/15	250,000	250,586
0.80% 10/30/15	150,000	150,590
1.20% 1/23/17	250,000	251,659
1.20% 9/19/17	350,000	349,377
1.25% 6/16/17	450,000	451,021
1.45% 9/9/16	750,000	760,223
2.15% 3/15/19	200,000	201,834
2.20% 7/27/18	150,000	153,325
2.30% 7/20/16	100,000	103,273
2.625% 12/15/15	100,000	103,211
2.875% 4/19/16	200,000	208,012
Royal Bank of Scotland
3.95% 9/21/15	200,000	207,530
4.375% 3/16/16	300,000	317,447
5.625% 8/24/20	150,000	172,111
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	201,916
2.55% 9/18/15	101,000	103,114
6.40% 10/21/19	300,000	353,646
Societe Generale 2.75% 10/12/17	150,000	155,573
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	250,578
1.35% 7/18/15	250,000	252,108
1.80% 7/18/17	250,000	253,891
2.45% 1/10/19	300,000	307,113
2.50% 7/19/18	250,000	255,868
3.20% 7/18/22	250,000	251,570
SunTrust Bank
1.35% 2/15/17	200,000	200,993

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
SunTrust Bank (continued)
5.00% 9/1/15	239,000	$250,290
7.25% 3/15/18	200,000	237,013
SunTrust Banks 2.50% 5/1/19	150,000	152,087
SVB Financial Group 5.375% 9/15/20	150,000	170,204
Svenska Handelsbanken
1.625% 3/21/18	250,000	249,642
2.50% 1/25/19	250,000	255,971
3.125% 7/12/16	200,000	209,554
Toronto-Dominion Bank
1.125% 5/2/17	250,000	250,197
1.40% 4/30/18	350,000	347,411
1.50% 9/9/16	200,000	203,103
2.125% 7/2/19	200,000	200,142
2.50% 7/14/16	200,000	207,238
2.625% 9/10/18	100,000	103,352
U.S. Bancorp
1.65% 5/15/17	150,000	152,394
1.95% 11/15/18	200,000	201,523
2.20% 11/15/16	200,000	206,371
2.45% 7/27/15	200,000	204,539
2.95% 7/15/22	200,000	197,305
3.00% 3/15/22	150,000	151,827
UBS
4.875% 8/4/20	345,000	387,258
5.75% 4/25/18	350,000	401,638
5.875% 7/15/16	200,000	219,178
5.875% 12/20/17	475,000	542,957
Union Bank
2.625% 9/26/18	250,000	257,353
3.00% 6/6/16	250,000	260,721
US Bancorp
3.442% 2/1/16	1,000,000	1,041,901
3.70% 1/30/24	250,000	259,412
Wachovia
5.50% 8/1/35	150,000	169,515
5.625% 10/15/16	100,000	110,259
5.75% 2/1/18	600,000	687,441
Wachovia Bank
5.85% 2/1/37	450,000	558,002
6.00% 11/15/17	300,000	343,977
6.60% 1/15/38	450,000	610,057
Wells Fargo
1.15% 6/2/17	250,000	249,739
1.25% 7/20/16	800,000	807,314
1.50% 7/1/15	500,000	505,764
1.50% 1/16/18	250,000	249,788
2.15% 1/15/19	187,000	188,899
3.45% 2/13/23	250,000	249,237
3.50% 3/8/22	300,000	310,609
f3.676% 6/15/16	750,000	791,852
4.10% 6/3/26	740,000	751,082

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo (continued)
4.125% 8/15/23	300,000	$312,233
4.60% 4/1/21	350,000	390,032
5.375% 11/2/43	175,000	193,248
5.625% 12/11/17	150,000	170,816
Wells Fargo Capital X 5.95% 12/15/36	100,000	102,500
Westpac Banking
1.05% 11/25/16	350,000	351,082
1.125% 9/25/15	200,000	201,631
1.20% 5/19/17	158,000	158,238
1.60% 1/12/18	250,000	250,513
2.00% 8/14/17	250,000	255,635
2.25% 7/30/18	100,000	101,980
2.25% 1/17/19	150,000	151,981
3.00% 8/4/15	300,000	308,335
4.875% 11/19/19	250,000	281,931

		54,198,603

Commercial Services & Supplies–0.09%
Avery Dennison 5.375% 4/15/20	50,000	52,896
Cintas No. 2
2.85% 6/1/16	100,000	103,402
4.30% 6/1/21	60,000	64,806
Pitney Bowes
4.75% 1/15/16	100,000	105,861
4.75% 5/15/18	200,000	214,698
Republic Services
3.80% 5/15/18	100,000	107,230
4.75% 5/15/23	100,000	110,813
5.25% 11/15/21	100,000	114,123
5.50% 9/15/19	299,000	343,523
5.70% 5/15/41	50,000	59,299
Waste Management
3.50% 5/15/24	250,000	252,013
6.125% 11/30/39	200,000	251,566
7.00% 7/15/28	125,000	163,530
7.375% 3/11/19	100,000	122,321
7.75% 5/15/32	100,000	142,005

		2,208,086

Communications Equipment–0.16%
Cisco Systems
1.10% 3/3/17	570,000	572,146
2.90% 3/4/21	115,000	116,942
3.625% 3/4/24	100,000	102,995
4.45% 1/15/20	300,000	332,775
4.95% 2/15/19	450,000	507,977
5.50% 2/22/16	430,000	464,902
5.50% 1/15/40	200,000	233,719
5.90% 2/15/39	300,000	367,497
Ericsson 4.125% 5/15/22	250,000	260,288

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Communications Equipment (continued)
Harris
5.95% 12/1/17	150,000	$169,508
6.375% 6/15/19	35,000	40,443
Juniper Networks
4.60% 3/15/21	100,000	107,778
5.95% 3/15/41	100,000	111,299
Motorola Solutions
3.50% 3/1/23	100,000	96,930
6.00% 11/15/17	150,000	170,450

		3,655,649

Computers & Peripherals–0.31%
Apple
0.45% 5/3/16	200,000	199,666
1.00% 5/3/18	750,000	734,153
2.40% 5/3/23	822,000	778,062
3.45% 5/6/24	350,000	354,635
3.85% 5/4/43	350,000	323,295
4.45% 5/6/44	600,000	610,477
EMC
1.875% 6/1/18	250,000	251,888
2.65% 6/1/20	300,000	302,867
3.375% 6/1/23	250,000	253,459
Hewlett-Packard
2.125% 9/13/15	250,000	254,481
2.60% 9/15/17	425,000	439,595
3.00% 9/15/16	150,000	156,286
3.30% 12/9/16	300,000	315,899
4.30% 6/1/21	200,000	214,315
4.375% 9/15/21	150,000	161,088
4.65% 12/9/21	350,000	382,458
5.50% 3/1/18	200,000	226,426
6.00% 9/15/41	305,000	352,322
Lexmark International 5.125% 3/15/20	100,000	106,653
NetApp 3.375% 6/15/21	150,000	150,476
#Seagate HDD Cayman 144A 3.75% 11/15/18	600,000	615,000

		7,183,501

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	248,672
4.375% 5/8/42	187,000	191,628
Leucadia National 5.50% 10/18/23	200,000	212,833
URS 5.00% 4/1/22	100,000	102,058

		755,191

Consumer Finance–0.63%
American Express
1.55% 5/22/18	250,000	249,439
2.65% 12/2/22	115,000	112,352
4.05% 12/3/42	135,000	130,464

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express (continued)
6.15% 8/28/17	300,000	$343,528
•6.80% 9/1/66	100,000	110,250
7.00% 3/19/18	100,000	119,015
8.125% 5/20/19	100,000	127,210
American Express Credit
1.30% 7/29/16	500,000	504,417
2.125% 7/27/18	500,000	508,523
2.375% 3/24/17	150,000	155,174
2.75% 9/15/15	200,000	205,299
2.80% 9/19/16	200,000	208,357
American Honda Finance 2.125% 10/10/18	200,000	203,380
Capital One Bank
2.25% 2/13/19	250,000	251,861
8.80% 7/15/19	200,000	259,441
Capital One Financial
2.45% 4/24/19	350,000	353,675
3.15% 7/15/16	60,000	62,644
3.50% 6/15/23	600,000	603,159
4.75% 7/15/21	100,000	111,417
6.15% 9/1/16	100,000	110,723
Caterpillar Financial Services
1.00% 3/3/17	100,000	100,114
1.35% 9/6/16	500,000	505,984
2.05% 8/1/16	125,000	128,496
2.45% 9/6/18	250,000	257,378
2.65% 4/1/16	100,000	103,594
3.30% 6/9/24	150,000	150,238
5.50% 3/15/16	200,000	216,221
7.15% 2/15/19	200,000	246,473
Discover Financial Services 5.20% 4/27/22	100,000	111,164
Ford Motor Credit
1.70% 5/9/16	200,000	202,639
1.724% 12/6/17	550,000	550,680
2.375% 1/16/18	250,000	255,594
2.375% 3/12/19	200,000	201,193
3.00% 6/12/17	250,000	260,997
3.984% 6/15/16	250,000	264,293
4.207% 4/15/16	250,000	263,965
5.00% 5/15/18	500,000	556,719
5.75% 2/1/21	200,000	232,982
5.875% 8/2/21	750,000	881,850
HSBC Finance 6.676% 1/15/21	323,000	386,800
•HSBC Finance Capital Trust IX 5.911% 11/30/35	200,000	209,000
John Deere Capital
1.05% 10/11/16	100,000	100,541
1.05% 12/15/16	150,000	150,637
1.70% 1/15/20	350,000	340,216

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Consumer Finance (continued)
John Deere Capital (continued)
2.25% 6/7/16	100,000	$103,213
2.25% 4/17/19	200,000	202,503
2.80% 3/4/21	200,000	202,418
5.50% 4/13/17	150,000	168,107
Paccar Financial
0.70% 11/16/15	150,000	150,596
1.15% 8/16/16	150,000	151,199
1.60% 3/15/17	100,000	101,301
Toyota Motor Credit
0.80% 5/17/16	100,000	100,598
0.875% 7/17/15	150,000	150,924
1.25% 10/5/17	250,000	250,026
1.75% 5/22/17	150,000	153,058
2.00% 9/15/16	250,000	256,595
2.10% 1/17/19	350,000	353,486
2.75% 5/17/21	250,000	251,396
2.80% 1/11/16	200,000	207,137
3.30% 1/12/22	400,000	414,281
3.40% 9/15/21	200,000	208,953

		14,833,887

Containers & Packaging–0.04%
Bemis
4.50% 10/15/21	300,000	320,081
6.80% 8/1/19	10,000	11,979
Packaging Corporation of America
3.90% 6/15/22	50,000	51,439
4.50% 11/1/23	150,000	160,963
Rock-Tenn 4.90% 3/1/22	200,000	218,650
Sonoco Products
4.375% 11/1/21	100,000	105,501
5.75% 11/1/40	100,000	115,679

		984,292

Diversified Consumer Services–0.06%
Cornell University 5.45% 2/1/19	200,000	229,727
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	251,977
President and Fellows of Harvard College 3.619% 10/1/37	72,000	68,644
Princeton University
4.95% 3/1/19	100,000	113,622
5.70% 3/1/39	50,000	63,053
Stanford University
4.25% 5/1/16	100,000	106,069
4.75% 5/1/19	250,000	281,690
Trustees of Dartmouth College 4.75% 6/1/19	50,000	56,476
Vanderbilt University 5.25% 4/1/19	50,000	57,446
Yale University 2.086% 4/15/19	100,000	101,145

		1,329,849

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–2.01%
Air Lease
3.375% 1/15/19	250,000	$258,437
3.875% 4/1/21	125,000	128,125
Bank of America
1.35% 11/21/16	200,000	200,706
1.50% 10/9/15	400,000	403,810
2.00% 1/11/18	500,000	503,653
2.60% 1/15/19	543,000	549,973
3.30% 1/11/23	1,000,000	987,471
3.70% 9/1/15	200,000	206,824
3.75% 7/12/16	500,000	526,237
3.875% 3/22/17	250,000	266,819
4.00% 4/1/24	175,000	178,952
4.10% 7/24/23	350,000	363,940
4.75% 8/1/15	100,000	104,383
5.00% 5/13/21	350,000	391,239
5.00% 1/21/44	200,000	213,028
5.25% 12/1/15	200,000	211,409
5.625% 10/14/16	400,000	439,412
5.625% 7/1/20	250,000	287,980
5.65% 5/1/18	500,000	567,263
5.75% 12/1/17	550,000	620,843
5.875% 1/5/21	250,000	292,893
5.875% 2/7/42	218,000	259,851
6.00% 9/1/17	500,000	565,281
6.50% 8/1/16	200,000	221,787
7.625% 6/1/19	300,000	370,945
BP Capital Markets
0.70% 11/6/15	150,000	150,483
1.375% 11/6/17	150,000	150,334
1.375% 5/10/18	150,000	148,743
1.846% 5/5/17	150,000	153,302
2.237% 5/10/19	400,000	403,896
2.241% 9/26/18	100,000	101,893
2.75% 5/10/23	250,000	240,613
3.125% 10/1/15	250,000	258,442
3.20% 3/11/16	200,000	208,925
3.245% 5/6/22	200,000	202,822
3.994% 9/26/23	250,000	263,883
4.742% 3/11/21	500,000	561,398
4.75% 3/10/19	300,000	336,818
Citigroup
1.25% 1/15/16	500,000	503,203
1.75% 5/1/18	500,000	497,151
3.375% 3/1/23	200,000	199,606
3.75% 6/16/24	400,000	401,945
3.875% 10/25/23	350,000	359,190
3.953% 6/15/16	250,000	263,893
4.05% 7/30/22	107,000	109,809
4.45% 1/10/17	500,000	538,828
4.50% 1/14/22	730,000	794,787

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup (continued)
4.587% 12/15/15	500,000	$527,259
5.30% 5/6/44	167,000	174,854
5.375% 8/9/20	200,000	229,490
5.50% 2/15/17	450,000	495,198
5.50% 9/13/25	200,000	223,568
5.85% 8/2/16	100,000	109,746
5.875% 2/22/33	200,000	224,562
5.875% 1/30/42	150,000	180,113
6.00% 8/15/17	100,000	113,269
6.00% 10/31/33	100,000	114,111
6.125% 11/21/17	300,000	343,391
6.125% 5/15/18	350,000	403,595
6.125% 8/25/36	200,000	229,771
6.625% 6/15/32	100,000	120,666
6.675% 9/13/43	150,000	187,410
6.875% 3/5/38	350,000	466,871
8.125% 7/15/39	350,000	527,072
8.50% 5/22/19	300,000	383,856
CME Group
3.00% 9/15/22	300,000	299,105
5.30% 9/15/43	100,000	115,849
Countrywide Financial 6.25% 5/15/16	450,000	491,268
•GE Capital Trust I 6.375% 11/15/67	200,000	223,000
General Electric Capital
1.00% 1/8/16	250,000	251,888
1.60% 11/20/17	250,000	251,755
1.625% 7/2/15	500,000	506,485
1.625% 4/2/18	250,000	250,636
2.25% 11/9/15	200,000	204,645
2.30% 4/27/17	250,000	258,391
2.90% 1/9/17	200,000	209,336
2.95% 5/9/16	200,000	208,610
3.10% 1/9/23	300,000	298,198
3.15% 9/7/22	500,000	503,184
4.375% 9/21/15	250,000	261,543
4.375% 9/16/20	750,000	829,452
4.65% 10/17/21	500,000	556,888
5.00% 1/8/16	250,000	266,624
5.30% 2/11/21	800,000	910,980
5.375% 10/20/16	400,000	440,946
5.50% 1/8/20	100,000	116,061
5.625% 5/1/18	1,050,000	1,204,179
5.875% 1/14/38	950,000	1,156,508
6.00% 8/7/19	100,000	118,587
•6.375% 11/15/67	100,000	111,750
6.75% 3/15/32	780,000	1,031,861
6.875% 1/10/39	700,000	943,480
IntercontinentalExchange Group 4.00% 10/15/23	200,000	211,256
JPMorgan Chase
1.10% 10/15/15	150,000	150,671

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase (continued)
1.125% 2/26/16	450,000	$452,301
1.35% 2/15/17	400,000	401,678
1.625% 5/15/18	250,000	249,255
1.80% 1/25/18	600,000	603,418
2.00% 8/15/17	450,000	457,974
3.15% 7/5/16	500,000	521,429
3.20% 1/25/23	1,000,000	994,721
3.25% 9/23/22	350,000	352,229
3.375% 5/1/23	200,000	196,675
3.45% 3/1/16	500,000	521,972
3.625% 5/13/24	250,000	251,520
3.875% 2/1/24	250,000	257,959
4.25% 10/15/20	750,000	814,753
4.35% 8/15/21	600,000	650,702
4.40% 7/22/20	700,000	765,868
4.50% 1/24/22	350,000	384,121
5.40% 1/6/42	200,000	229,113
5.50% 10/15/40	100,000	115,575
5.60% 7/15/41	500,000	588,593
6.00% 10/1/17	950,000	1,081,405
6.00% 1/15/18	400,000	458,418
6.30% 4/23/19	200,000	236,714
6.40% 5/15/38	450,000	573,138
Moody’s 4.50% 9/1/22	250,000	262,539
NASDAQ OMX Group
5.25% 1/16/18	60,000	65,764
5.55% 1/15/20	100,000	111,087
National Rural Utilities Cooperative Finance
1.10% 1/27/17	150,000	150,684
2.35% 6/15/20	300,000	300,087
3.05% 3/1/16	100,000	104,136
4.023% 11/1/32	100,000	101,271
•4.75% 4/30/43	100,000	98,661
5.45% 2/1/18	25,000	28,397
8.00% 3/1/32	150,000	217,349
10.375% 11/1/18	100,000	134,845
NYSE Euronext 2.00% 10/5/17	150,000	152,966
Private Export Funding
1.375% 2/15/17	275,000	278,830
1.875% 7/15/18	250,000	253,621
2.45% 7/15/24	250,000	237,043
4.30% 12/15/21	100,000	111,616
4.95% 11/15/15	100,000	106,394

		47,283,984

Diversified Telecommunication Services–1.14%
AT&T
0.90% 2/12/16	350,000	351,066
1.40% 12/1/17	550,000	548,147
2.375% 11/27/18	300,000	305,348

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
2.40% 8/15/16	175,000	$180,425
2.50% 8/15/15	400,000	408,798
2.625% 12/1/22	500,000	479,975
2.95% 5/15/16	200,000	207,963
3.00% 2/15/22	400,000	398,884
3.875% 8/15/21	30,000	31,965
4.35% 6/15/45	532,000	506,382
4.45% 5/15/21	100,000	109,971
4.80% 6/15/44	687,000	704,135
5.35% 9/1/40	638,000	696,491
5.50% 2/1/18	500,000	566,288
5.55% 8/15/41	40,000	45,015
5.625% 6/15/16	100,000	109,311
5.80% 2/15/19	150,000	174,706
6.15% 9/15/34	150,000	179,592
6.30% 1/15/38	200,000	242,839
6.40% 5/15/38	5,000	6,150
6.50% 9/1/37	150,000	186,017
6.55% 2/15/39	550,000	683,972
Bellsouth 8.00% 11/15/31	360,000	530,026
British Telecommunications
2.35% 2/14/19	300,000	302,822
9.625% 12/15/30	350,000	558,856
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	324,634
6.00% 7/8/19	250,000	293,697
8.75% 6/15/30	460,000	674,416
Embarq 7.995% 6/1/36	150,000	164,625
France Telecom
2.75% 9/14/16	100,000	103,799
4.125% 9/14/21	100,000	107,559
5.375% 7/8/19	300,000	342,179
5.375% 1/13/42	100,000	110,449
9.00% 3/1/31	800,000	1,207,094
GTE
6.94% 4/15/28	100,000	124,956
8.75% 11/1/21	100,000	132,724
Koninklijke KPN 8.375% 10/1/30	100,000	142,063
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	100,665
Qwest
6.75% 12/1/21	150,000	173,919
6.875% 9/15/33	250,000	252,746
Telefonica Emisiones
3.192% 4/27/18	250,000	261,504
3.992% 2/16/16	170,000	178,060
5.134% 4/27/20	90,000	100,617
5.462% 2/16/21	140,000	159,189
5.877% 7/15/19	100,000	116,067
6.421% 6/20/16	175,000	192,746
7.045% 6/20/36	175,000	223,903

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Europe 8.25% 9/15/30	200,000	$274,166
Telefonos de Mexico 5.50% 11/15/19	100,000	115,179
Verizon Communications
0.70% 11/2/15	150,000	150,439
2.45% 11/1/22	200,000	187,970
2.50% 9/15/16	391,000	403,237
3.45% 3/15/21	500,000	517,474
3.65% 9/14/18	1,150,000	1,231,104
3.85% 11/1/42	150,000	132,611
4.50% 9/15/20	686,000	755,623
4.60% 4/1/21	250,000	276,162
5.05% 3/15/34	800,000	856,522
5.15% 9/15/23	1,300,000	1,457,524
6.00% 4/1/41	100,000	117,544
6.35% 4/1/19	250,000	295,961
6.40% 9/15/33	1,320,000	1,621,714
6.40% 2/15/38	350,000	428,885
6.55% 9/15/43	2,000,000	2,526,104
6.90% 4/15/38	650,000	839,554
7.35% 4/1/39	100,000	133,932
7.75% 12/1/30	300,000	412,493

		26,736,953

Electric Utilities–1.39%
Alabama Power
5.50% 3/15/41	185,000	224,229
6.125% 5/15/38	100,000	128,212
Ameren Illinois 4.80% 12/15/43	150,000	165,809
American Electric Power
1.65% 12/15/17	200,000	201,229
2.95% 12/15/22	125,000	121,696
Appalachian Power
4.60% 3/30/21	150,000	167,444
5.00% 6/1/17	100,000	110,122
6.70% 8/15/37	235,000	309,427
Arizona Public Service
4.50% 4/1/42	100,000	104,803
5.05% 9/1/41	100,000	113,078
Atlantic City Electric 7.75% 11/15/18	15,000	18,369
Baltimore Gas & Electric
3.35% 7/1/23	100,000	101,705
6.35% 10/1/36	100,000	129,421
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	206,445
5.15% 11/15/43	200,000	225,129
Black Hills 4.25% 11/30/23	100,000	106,122
Carolina Power & Light
4.10% 3/15/43	100,000	99,083
5.30% 1/15/19	100,000	114,500
6.30% 4/1/38	250,000	331,816
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	240,628

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Cleco Power 6.50% 12/1/35	50,000	$62,027
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	233,341
5.95% 12/15/36	100,000	113,831
CMS Energy 4.875% 3/1/44	100,000	105,682
Commonwealth Edison
3.40% 9/1/21	100,000	104,322
4.00% 8/1/20	300,000	324,271
5.95% 8/15/16	150,000	165,633
6.45% 1/15/38	100,000	133,796
Connecticut Light & Power 5.65% 5/1/18	100,000	113,334
Consumers Energy
2.85% 5/15/22	100,000	100,272
3.375% 8/15/23	200,000	206,084
3.95% 5/15/43	150,000	146,587
5.65% 9/15/18	100,000	114,968
5.65% 4/15/20	100,000	116,957
#Dayton Power & Light 144A 1.875% 9/15/16	75,000	76,311
Delmarva Power & Light
3.50% 11/15/23	150,000	154,398
4.00% 6/1/42	100,000	97,374
Detroit Edison
2.65% 6/15/22	50,000	49,219
6.625% 6/1/36	100,000	134,427
Dominion Gas Holdings
#144A 1.05% 11/1/16	250,000	249,200
#144A 4.80% 11/1/43	94,000	100,402
Duke Energy
1.625% 8/15/17	250,000	252,384
2.10% 6/15/18	250,000	252,995
5.05% 9/15/19	100,000	113,384
Duke Energy Carolinas
3.90% 6/15/21	100,000	108,740
4.00% 9/30/42	150,000	146,643
4.30% 6/15/20	100,000	110,628
5.25% 1/15/18	250,000	280,655
5.30% 2/15/40	100,000	118,300
6.10% 6/1/37	170,000	213,881
7.00% 11/15/18	100,000	121,309
Duke Energy Florida 5.65% 6/15/18	150,000	171,477
Duke Energy Indiana
6.12% 10/15/35	100,000	123,527
6.45% 4/1/39	130,000	173,884
Duke Energy Ohio
3.80% 9/1/23	500,000	528,899
5.45% 4/1/19	50,000	57,615
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	100,806
Entergy
4.70% 1/15/17	100,000	107,960

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy (continued)
5.125% 9/15/20	100,000	$111,136
Entergy Arkansas
3.05% 6/1/23	100,000	98,989
3.70% 6/1/24	200,000	208,069
Entergy Louisiana 4.05% 9/1/23	150,000	160,037
Entergy Mississippi 3.10% 7/1/23	100,000	99,836
Entergy Texas 7.125% 2/1/19	200,000	242,063
FirstEnergy Solutions 6.80% 8/15/39	150,000	161,476
Florida Power
3.85% 11/15/42	100,000	95,428
6.40% 6/15/38	300,000	402,676
Florida Power & Light
3.80% 12/15/42	100,000	95,721
4.05% 6/1/42	150,000	149,257
5.69% 3/1/40	50,000	62,778
5.85% 5/1/37	100,000	126,560
5.95% 2/1/38	200,000	255,407
5.96% 4/1/39	100,000	128,838
6.20% 6/1/36	200,000	261,897
Georgia Power
0.625% 11/15/15	250,000	250,155
4.25% 12/1/19	80,000	88,976
4.30% 3/15/42	200,000	201,454
4.30% 3/15/43	100,000	100,741
4.75% 9/1/40	100,000	108,097
5.25% 12/15/15	25,000	26,623
5.95% 2/1/39	100,000	124,798
Great Plains Energy 4.85% 6/1/21	50,000	55,336
Hydro-Quebec
1.375% 6/19/17	100,000	100,918
2.00% 6/30/16	300,000	308,161
8.05% 7/7/24	250,000	345,947
8.50% 12/1/29	115,000	173,390
Iberdrola International 6.75% 7/15/36	100,000	124,685
Indiana Michigan Power 7.00% 3/15/19	100,000	121,605
Interstate Power & Light 6.25% 7/15/39	130,000	168,754
ITC Holdings 3.65% 6/15/24	75,000	74,898
Jersey Central Power & Light 7.35% 2/1/19	100,000	120,939
Kansas City Power & Light 6.375% 3/1/18	200,000	231,028
Kentucky Utilities
1.625% 11/1/15	100,000	101,491
3.25% 11/1/20	100,000	104,455
4.65% 11/14/43	150,000	162,529
5.125% 11/1/40	100,000	115,967
LG&E & KU Energy 2.125% 11/15/15	200,000	202,779
MidAmerican Energy
2.40% 3/15/19	250,000	254,975
4.40% 10/15/44	100,000	102,798
4.80% 9/15/43	250,000	274,431

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
MidAmerican Energy (continued)
5.30% 3/15/18	100,000	$113,385
5.75% 11/1/35	25,000	30,888
5.95% 7/15/17	200,000	227,658
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	114,543
5.95% 5/15/37	125,000	153,064
6.125% 4/1/36	250,000	310,969
6.50% 9/15/37	100,000	129,384
Nevada Power
5.45% 5/15/41	60,000	72,506
6.50% 8/1/18	50,000	59,173
6.75% 7/1/37	100,000	137,282
7.125% 3/15/19	100,000	122,513
NextEra Energy Capital Holdings
2.60% 9/1/15	300,000	306,596
3.625% 6/15/23	100,000	101,021
4.50% 6/1/21	100,000	109,356
6.00% 3/1/19	200,000	233,267
Northeast Utilities
1.45% 5/1/18	250,000	245,727
4.50% 11/15/19	110,000	121,076
Northern States Power
2.60% 5/15/23	100,000	96,669
5.25% 3/1/18	100,000	112,690
5.35% 11/1/39	40,000	47,479
6.20% 7/1/37	100,000	130,636
Ohio Edison
6.875% 7/15/36	100,000	129,570
8.25% 10/15/38	100,000	154,945
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	160,056
5.25% 5/15/41	100,000	115,839
Oncor Electric Delivery
4.10% 6/1/22	100,000	107,686
4.55% 12/1/41	150,000	159,134
5.30% 6/1/42	200,000	236,149
6.80% 9/1/18	100,000	119,017
7.00% 9/1/22	100,000	128,000
7.00% 5/1/32	50,000	68,793
Pacific Gas & Electric
3.25% 9/15/21	200,000	206,605
3.25% 6/15/23	250,000	250,171
5.125% 11/15/43	200,000	225,024
6.05% 3/1/34	500,000	620,267
6.25% 3/1/39	300,000	377,986
8.25% 10/15/18	200,000	250,123
PacifiCorp
2.95% 6/1/23	100,000	98,946
4.10% 2/1/42	100,000	99,104
5.75% 4/1/37	100,000	124,168

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
6.00% 1/15/39	100,000	$126,773
6.35% 7/15/38	25,000	33,017
7.70% 11/15/31	100,000	145,122
PECO Energy
5.35% 3/1/18	200,000	224,949
5.95% 10/1/36	100,000	128,287
Portland General Electric 6.10% 4/15/19	100,000	118,447
Potomac Electric Power 7.90% 12/15/38	100,000	155,481
PPL Capital Funding
3.40% 6/1/23	200,000	200,669
3.50% 12/1/22	100,000	101,818
3.95% 3/15/24	200,000	208,159
4.20% 6/15/22	150,000	160,660
PPL Electric Utilities
3.00% 9/15/21	100,000	102,140
4.125% 6/15/44	100,000	99,489
6.25% 5/15/39	30,000	39,239
Progress Energy
6.00% 12/1/39	50,000	62,746
7.05% 3/15/19	100,000	122,179
7.75% 3/1/31	150,000	212,558
Public Service Electric & Gas
2.375% 5/15/23	200,000	190,313
3.50% 8/15/20	150,000	159,295
3.75% 3/15/24	150,000	157,839
5.30% 5/1/18	50,000	56,797
5.50% 3/1/40	100,000	122,003
Public Service of Colorado
3.20% 11/15/20	100,000	103,471
3.95% 3/15/43	250,000	245,572
5.125% 6/1/19	135,000	154,481
6.25% 9/1/37	100,000	132,314
Public Service of Oklahoma 5.15% 12/1/19	75,000	84,701
Sierra Pacific Power 6.00% 5/15/16	100,000	109,767
South Carolina Electric & Gas
5.25% 11/1/18	80,000	91,430
6.05% 1/15/38	225,000	286,652
Southern
1.95% 9/1/16	300,000	307,193
2.45% 9/1/18	90,000	92,319
Southern California Edison
3.50% 10/1/23	150,000	155,814
3.875% 6/1/21	70,000	75,699
3.90% 3/15/43	100,000	96,644
4.05% 3/15/42	300,000	297,775
4.50% 9/1/40	100,000	106,299
4.65% 10/1/43	100,000	108,334
5.55% 1/15/36	59,000	70,639

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern California Edison (continued)
5.95% 2/1/38	25,000	$31,705
6.00% 1/15/34	200,000	252,770
6.05% 3/15/39	170,000	217,900
6.65% 4/1/29	100,000	128,762
Southwestern Electric Power 6.20% 3/15/40	200,000	251,295
Tampa Electric
2.60% 9/15/22	100,000	96,889
4.10% 6/15/42	100,000	97,964
4.35% 5/15/44	50,000	51,313
6.10% 5/15/18	50,000	57,930
TECO Finance 6.572% 11/1/17	100,000	115,006
Union Electric
3.50% 4/15/24	100,000	102,957
3.90% 9/15/42	250,000	243,114
8.45% 3/15/39	80,000	131,338
Virginia Electric & Power
2.75% 3/15/23	100,000	97,788
4.45% 2/15/44	625,000	654,061
4.65% 8/15/43	150,000	161,810
5.00% 6/30/19	200,000	227,215
5.95% 9/15/17	100,000	114,912
6.00% 5/15/37	25,000	31,766
6.35% 11/30/37	100,000	132,654
8.875% 11/15/38	100,000	166,375
Westar Energy 4.10% 4/1/43	300,000	298,993
Western Massachusetts Electric 3.50% 9/15/21	150,000	156,889
Wisconsin Electric Power
1.70% 6/15/18	250,000	250,861
2.95% 9/15/21	100,000	102,078
4.25% 12/15/19	25,000	27,640
Wisconsin Public Service 4.752% 11/1/44	200,000	222,330
Xcel Energy
0.75% 5/9/16	200,000	200,296
4.70% 5/15/20	100,000	111,853
6.50% 7/1/36	100,000	131,011

		32,732,912

Electrical Equipment–0.04%
Cooper
2.375% 1/15/16	100,000	102,555
3.875% 12/15/20	100,000	106,034
Emerson Electric
4.25% 11/15/20	50,000	54,309
5.25% 10/15/18	225,000	257,279
5.25% 11/15/39	50,000	57,930
Rockwell Automation 6.25% 12/1/37	100,000	127,903
Roper Industries 6.25% 9/1/19	100,000	117,344

		823,354

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components–0.06%
Amphenol 2.55% 1/30/19	150,000	$152,269
Arrow Electronics
3.00% 3/1/18	100,000	103,480
6.00% 4/1/20	50,000	56,081
Avnet 4.875% 12/1/22	100,000	106,628
Corning
4.25% 8/15/20	65,000	70,935
4.75% 3/15/42	250,000	265,379
5.75% 8/15/40	25,000	30,231
6.625% 5/15/19	20,000	24,081
Tech Data 3.75% 9/21/17	100,000	104,853
Thermo Fisher Scientific 4.15% 2/1/24	500,000	523,910

		1,437,847

Energy Equipment & Services–0.29%
Baker Hughes
5.125% 9/15/40	200,000	228,354
6.875% 1/15/29	100,000	133,815
Cameron International
5.95% 6/1/41	100,000	118,377
6.375% 7/15/18	100,000	116,778
Diamond Offshore Drilling
3.45% 11/1/23	125,000	125,571
5.70% 10/15/39	100,000	113,813
5.875% 5/1/19	40,000	46,631
ENSCO
3.25% 3/15/16	100,000	104,118
4.70% 3/15/21	350,000	381,838
FMC Technologies 3.45% 10/1/22	100,000	99,209
Global Marine 7.00% 6/1/28	150,000	169,229
Halliburton
2.00% 8/1/18	250,000	252,841
3.25% 11/15/21	200,000	207,197
4.75% 8/1/43	200,000	217,331
5.90% 9/15/18	50,000	58,228
6.15% 9/15/19	250,000	298,630
7.45% 9/15/39	200,000	290,546
Nabors Industries
4.625% 9/15/21	150,000	162,728
5.10% 9/15/23	100,000	109,379
6.15% 2/15/18	100,000	114,024
9.25% 1/15/19	150,000	193,575
National Oilwell Varco
2.60% 12/1/22	200,000	193,205
3.95% 12/1/42	150,000	144,176
Rowan
4.75% 1/15/24	75,000	79,502
4.875% 6/1/22	100,000	107,288
5.40% 12/1/42	175,000	175,124
7.875% 8/1/19	65,000	79,468
Schlumberger Investment 3.65% 12/1/23	104,000	108,368

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Transocean
4.95% 11/15/15	200,000	$210,943
6.00% 3/15/18	325,000	367,405
6.375% 12/15/21	150,000	173,789
6.50% 11/15/20	100,000	115,809
6.80% 3/15/38	400,000	457,644
7.35% 12/15/41	100,000	127,150
Weatherford International
4.50% 4/15/22	100,000	106,496
5.95% 4/15/42	100,000	113,814
6.00% 3/15/18	150,000	170,818
6.75% 9/15/40	100,000	123,114
7.00% 3/15/38	150,000	186,890
9.625% 3/1/19	100,000	131,359
9.875% 3/1/39	50,000	77,968

		6,792,542

Food & Staples Retailing–0.46%
Costco Wholesale
0.65% 12/7/15	150,000	150,600
5.50% 3/15/17	450,000	504,360
CVS Caremark
2.75% 12/1/22	200,000	193,535
4.00% 12/5/23	600,000	629,086
4.125% 5/15/21	100,000	108,225
4.75% 5/18/20	100,000	112,082
5.75% 6/1/17	150,000	169,068
5.75% 5/15/41	150,000	180,520
6.125% 9/15/39	100,000	124,957
6.25% 6/1/27	130,000	161,488
Delhaize America 9.00% 4/15/31	125,000	162,968
Delhaize Group
4.125% 4/10/19	100,000	105,124
5.70% 10/1/40	500,000	535,181
Kroger
1.20% 10/17/16	93,000	93,358
2.20% 1/15/17	100,000	102,673
2.30% 1/15/19	250,000	252,811
3.30% 1/15/21	250,000	256,296
3.40% 4/15/22	50,000	50,762
3.90% 10/1/15	130,000	135,173
5.00% 4/15/42	100,000	106,098
6.90% 4/15/38	100,000	129,840
7.50% 4/1/31	250,000	330,327
Safeway
3.95% 8/15/20	120,000	122,419
6.35% 8/15/17	150,000	170,903
Sysco
5.375% 3/17/19	100,000	113,813
6.625% 3/17/39	50,000	67,070
Walgreen 1.80% 9/15/17	100,000	100,944

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreen (continued)
3.10% 9/15/22	150,000	$147,633
5.25% 1/15/19	150,000	170,378
Wal-Mart Stores
0.60% 4/11/16	600,000	601,436
1.125% 4/11/18	200,000	197,513
1.50% 10/25/15	200,000	203,159
2.55% 4/11/23	300,000	289,626
2.80% 4/15/16	400,000	416,341
3.25% 10/25/20	300,000	315,486
3.625% 7/8/20	100,000	107,577
4.00% 4/11/43	325,000	312,626
4.125% 2/1/19	100,000	110,388
4.875% 7/8/40	300,000	332,127
5.00% 10/25/40	200,000	223,789
5.25% 9/1/35	300,000	348,260
5.625% 4/15/41	250,000	303,059
5.80% 2/15/18	200,000	230,759
5.875% 4/5/27	100,000	124,016
6.20% 4/15/38	300,000	385,151
6.50% 8/15/37	350,000	466,765
7.55% 2/15/30	200,000	285,215

		10,740,985

Food Products–0.36%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	96,376
4.479% 3/1/21	235,000	261,217
5.375% 9/15/35	100,000	116,615
5.45% 3/15/18	100,000	113,690
Bunge Limited Finance
4.10% 3/15/16	100,000	105,047
8.50% 6/15/19	135,000	169,822
Campbell Soup
2.50% 8/2/22	61,000	57,496
3.05% 7/15/17	100,000	105,071
4.25% 4/15/21	250,000	268,787
4.50% 2/15/19	35,000	38,493
ConAgra Foods
1.90% 1/25/18	250,000	250,818
2.10% 3/15/18	100,000	100,409
3.20% 1/25/23	250,000	241,413
4.65% 1/25/43	125,000	123,734
5.819% 6/15/17	50,000	56,229
6.625% 8/15/39	50,000	62,764
7.00% 4/15/19	100,000	120,352
8.25% 9/15/30	100,000	141,718
General Mills
3.15% 12/15/21	200,000	204,460
3.65% 2/15/24	111,000	113,738
5.40% 6/15/40	45,000	50,866

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food Products (continued)
General Mills (continued)
5.65% 2/15/19	100,000	$116,124
5.70% 2/15/17	100,000	111,924
Hershey 4.125% 12/1/20	200,000	219,337
Ingredion
1.80% 9/25/17	100,000	100,155
3.20% 11/1/15	100,000	103,089
Kellogg
1.75% 5/17/17	150,000	151,890
3.125% 5/17/22	150,000	150,768
3.25% 5/21/18	135,000	142,237
4.00% 12/15/20	64,000	67,788
7.45% 4/1/31	100,000	129,911
Kraft Foods
4.125% 2/9/16	250,000	262,995
6.125% 2/1/18	150,000	172,764
6.50% 8/11/17	500,000	574,813
6.50% 11/1/31	350,000	436,744
6.875% 2/1/38	250,000	326,358
Kraft Foods Group
2.25% 6/5/17	150,000	154,196
3.50% 6/6/22	150,000	154,281
5.00% 6/4/42	250,000	268,307
5.375% 2/10/20	250,000	284,709
6.125% 8/23/18	150,000	174,262
6.50% 2/9/40	150,000	190,881
McCormick
3.50% 9/1/23	107,000	110,808
3.90% 7/15/21	50,000	53,855
Mead Johnson Nutrition
4.90% 11/1/19	100,000	111,246
5.90% 11/1/39	50,000	59,959
Tyson Foods 4.50% 6/15/22	200,000	210,079
Unilever Capital
2.20% 3/6/19	250,000	253,899
2.75% 2/10/16	100,000	103,748
4.25% 2/10/21	200,000	220,652
4.80% 2/15/19	100,000	112,758
5.90% 11/15/32	133,000	173,742

		8,503,394

Gas Utilities–0.12%
AGL Capital
4.40% 6/1/43	100,000	102,546
5.25% 8/15/19	100,000	113,354
5.875% 3/15/41	70,000	86,313
Atmos Energy 8.50% 3/15/19	100,000	128,022
CenterPoint Energy 5.95% 2/1/17	100,000	111,761
CenterPoint Energy Resources
4.50% 1/15/21	65,000	71,510
5.85% 1/15/41	115,000	141,063
6.00% 5/15/18	100,000	114,280

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas Utilities (continued)
National Fuel Gas
3.75% 3/1/23	156,000	$154,390
8.75% 5/1/19	115,000	144,908
One Gas
#144A 3.61% 2/1/24	100,000	103,600
#144A 4.658% 2/1/44	50,000	54,081
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	56,732
7.00% 6/15/18	300,000	348,753
Piedmont Natural Gas 4.65% 8/1/43	50,000	53,768
Questar 2.75% 2/1/16	85,000	87,395
Southern California Gas
4.45% 3/15/44	150,000	159,369
5.75% 11/15/35	100,000	125,228
Southern Natural Gas
4.40% 6/15/21	300,000	326,524
#144A 5.90% 4/1/17	25,000	28,228
8.00% 3/1/32	100,000	137,143
Southwest Gas 4.875% 10/1/43	100,000	111,115

		2,760,083

Health Care Equipment & Supplies–0.26%
Bard (C.R.)
2.875% 1/15/16	100,000	103,474
4.40% 1/15/21	65,000	71,125
Baxter International
0.95% 6/1/16	250,000	251,189
3.20% 6/15/23	225,000	223,594
3.65% 8/15/42	100,000	88,633
4.50% 8/15/19	250,000	276,864
6.25% 12/1/37	50,000	63,735
Becton, Dickinson
1.75% 11/8/16	200,000	203,899
3.125% 11/8/21	200,000	205,949
3.25% 11/12/20	100,000	104,116
5.00% 11/12/40	35,000	39,108
6.00% 5/15/39	100,000	126,255
Boston Scientific
2.65% 10/1/18	125,000	127,907
6.00% 1/15/20	100,000	116,389
6.40% 6/15/16	100,000	110,325
7.375% 1/15/40	201,000	278,395
CareFusion
3.30% 3/1/23	100,000	96,688
4.875% 5/15/44	100,000	101,412
6.375% 8/1/19	150,000	175,811
Covidien International Finance
2.95% 6/15/23	100,000	97,526
3.20% 6/15/22	150,000	151,143
4.20% 6/15/20	100,000	109,143
6.00% 10/15/17	25,000	28,619
6.55% 10/15/37	100,000	131,737

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY International 2.75% 8/15/16	55,000	$56,990
Edwards Lifesciences 2.875% 10/15/18	150,000	153,439
Medtronic
1.375% 4/1/18	125,000	124,298
2.625% 3/15/16	100,000	103,469
2.75% 4/1/23	125,000	121,098
3.125% 3/15/22	150,000	151,683
3.625% 3/15/24	500,000	513,869
4.00% 4/1/43	350,000	334,715
4.50% 3/15/42	100,000	102,297
5.55% 3/15/40	100,000	117,851
5.60% 3/15/19	200,000	230,363
St. Jude Medical 3.25% 4/15/23	200,000	198,618
Stryker
1.30% 4/1/18	100,000	98,716
2.00% 9/30/16	45,000	46,184
3.375% 5/15/24	150,000	150,419
4.375% 1/15/20	100,000	110,647
4.375% 5/15/44	100,000	99,915
Zimmer Holdings 5.75% 11/30/39	100,000	116,629

		6,114,236

Health Care Providers & Services–0.48%
Aetna
1.75% 5/15/17	100,000	101,400
2.20% 3/15/19	300,000	301,118
2.75% 11/15/22	150,000	145,173
4.50% 5/15/42	100,000	102,144
6.50% 9/15/18	200,000	236,678
6.625% 6/15/36	100,000	130,528
6.75% 12/15/37	100,000	133,353
AmerisourceBergen
3.40% 5/15/24	250,000	249,870
4.875% 11/15/19	200,000	224,421
Cardinal Health
3.20% 3/15/23	100,000	99,313
4.625% 12/15/20	100,000	111,362
5.80% 10/15/16	100,000	110,701
CIGNA
2.75% 11/15/16	100,000	103,911
5.375% 2/15/42	400,000	458,006
5.875% 3/15/41	200,000	244,982
7.875% 5/15/27	25,000	32,622
Coventry Health Care 5.45% 6/15/21	80,000	93,298
Express Scripts Holding
2.65% 2/15/17	200,000	207,912
3.125% 5/15/16	200,000	208,460
3.50% 11/15/16	100,000	106,240
3.90% 2/15/22	450,000	471,721
4.75% 11/15/21	200,000	221,703
6.125% 11/15/41	300,000	366,505

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	$154,737
Humana
3.15% 12/1/22	100,000	98,319
4.625% 12/1/42	175,000	174,178
7.20% 6/15/18	100,000	118,892
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	50,537
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	254,675
4.625% 11/15/20	150,000	162,451
McKesson
0.95% 12/4/15	200,000	200,878
2.284% 3/15/19	250,000	251,156
3.25% 3/1/16	250,000	260,147
4.75% 3/1/21	300,000	334,715
4.883% 3/15/44	125,000	131,790
Medco Health Solutions 7.125% 3/15/18.	225,000	265,995
Quest Diagnostics
2.70% 4/1/19	150,000	152,073
3.20% 4/1/16	200,000	207,638
4.75% 1/30/20	60,000	64,987
5.75% 1/30/40	100,000	108,476
UnitedHealth Group
1.875% 11/15/16	500,000	512,121
2.75% 2/15/23	107,000	103,900
2.875% 3/15/23	250,000	245,714
4.25% 3/15/43	100,000	98,127
4.375% 3/15/42	100,000	100,475
4.625% 11/15/41	200,000	209,478
4.70% 2/15/21	100,000	111,522
6.00% 2/15/18	200,000	230,939
6.50% 6/15/37	150,000	196,920
6.625% 11/15/37	100,000	133,075
6.875% 2/15/38	100,000	135,852
WellPoint
2.30% 7/15/18	250,000	254,939
3.125% 5/15/22	250,000	250,063
4.35% 8/15/20	100,000	109,279
4.625% 5/15/42	100,000	102,214
4.65% 1/15/43	125,000	127,595
5.25% 1/15/16	100,000	106,892
5.85% 1/15/36	125,000	148,023
5.875% 6/15/17	50,000	56,155
6.375% 6/15/37	100,000	126,078
7.00% 2/15/19	400,000	483,010

		11,295,436

Hotels, Restaurants & Leisure–0.16%
Brinker International 3.875% 5/15/23	100,000	97,098
Carnival
1.20% 2/5/16	100,000	100,632

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Carnival (continued)
3.95% 10/15/20	133,000	$140,774
Darden Restaurants
3.35% 11/1/22	150,000	147,413
6.80% 10/15/37	84,000	95,765
Hyatt Hotels 3.875% 8/15/16	100,000	105,449
International Game Technology
5.35% 10/15/23	100,000	104,955
5.50% 6/15/20	100,000	106,432
Marriott International
3.375% 10/15/20	208,000	215,952
6.375% 6/15/17	100,000	113,655
McDonald’s
1.875% 5/29/19	250,000	251,814
2.625% 1/15/22	100,000	99,215
3.25% 6/10/24	300,000	301,492
3.625% 5/20/21	100,000	106,788
3.625% 5/1/43	100,000	90,518
5.80% 10/15/17	300,000	342,867
6.30% 3/1/38	50,000	64,712
Starbucks
3.85% 10/1/23	100,000	105,277
6.25% 8/15/17	100,000	114,948
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	202,248
Wyndham Worldwide 4.25% 3/1/22	300,000	308,823
Yum Brands
3.75% 11/1/21	65,000	67,057
3.875% 11/1/23	250,000	255,457
4.25% 9/15/15	50,000	52,178
5.30% 9/15/19	150,000	166,691
5.35% 11/1/43	100,000	109,951

		3,868,161

Household Durables–0.22%
Clorox 5.95% 10/15/17	100,000	114,179
Colgate-Palmolive
0.90% 5/1/18	100,000	97,465
1.30% 1/15/17	200,000	202,253
1.50% 11/1/18	250,000	247,664
1.75% 3/15/19	344,000	343,460
2.30% 5/3/22	100,000	97,253
Energizer Holdings 4.70% 5/19/21	100,000	103,130
Kimberly-Clark
1.90% 5/22/19	250,000	250,060
3.875% 3/1/21	45,000	48,604
6.125% 8/1/17	200,000	230,093
6.625% 8/1/37	100,000	134,980
7.50% 11/1/18	100,000	123,454
Leggett & Platt 3.40% 8/15/22	50,000	49,749
MDC Holdings
5.50% 1/15/24	83,000	86,689

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Durables (continued)
MDC Holdings (continued) 5.625% 2/1/20	100,000	$109,000
Mohawk Industries 6.125% 1/15/16	150,000	162,000
Newell Rubbermaid 4.70% 8/15/20	200,000	217,013
Procter & Gamble
1.60% 11/15/18	200,000	200,718
1.80% 11/15/15	250,000	254,915
2.30% 2/6/22	250,000	244,674
3.10% 8/15/23	200,000	202,043
3.15% 9/1/15	100,000	103,285
4.70% 2/15/19	200,000	226,120
4.85% 12/15/15	50,000	53,201
5.50% 2/1/34	100,000	121,073
5.55% 3/5/37	200,000	244,564
Tupperware Brands 4.75% 6/1/21	100,000	108,102
Whirlpool
3.70% 3/1/23	650,000	657,628
4.70% 6/1/22	100,000	108,580

		5,141,949

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group 5.15% 12/1/20	200,000	225,727
Exelon Generation
4.25% 6/15/22	250,000	261,478
5.60% 6/15/42	292,000	317,534
6.20% 10/1/17	25,000	28,505
6.25% 10/1/39	100,000	117,728
Oglethorpe Power
4.55% 6/1/44	100,000	101,233
5.95% 11/1/39	100,000	123,526
PSEG Power
4.15% 9/15/21	250,000	264,479
5.125% 4/15/20	60,000	67,283
5.50% 12/1/15	100,000	106,712
Southern Power
4.875% 7/15/15	100,000	104,588
5.25% 7/15/43	120,000	134,195
TransAlta 6.50% 3/15/40	250,000	262,707

		2,115,695

Industrial Conglomerates–0.19%
3M
1.00% 6/26/17	100,000	100,069
1.375% 9/29/16	250,000	254,535
2.00% 6/26/22	500,000	476,202
3.875% 6/15/44	150,000	144,714
5.70% 3/15/37	100,000	124,257
6.375% 2/15/28	25,000	32,920
Danaher
2.30% 6/23/16	100,000	103,294

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
Danaher (continued)
3.90% 6/23/21	100,000	$107,575
5.625% 1/15/18	100,000	114,062
General Electric
0.85% 10/9/15	250,000	251,319
2.70% 10/9/22	750,000	737,886
4.125% 10/9/42	311,000	308,431
5.25% 12/6/17	550,000	621,028
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	105,323
5.00% 3/15/42	100,000	110,319
5.75% 3/11/18	300,000	342,425
6.875% 3/11/38	50,000	67,325
Tyco Electronics Group
2.375% 12/17/18	60,000	60,533
3.50% 2/3/22	150,000	153,504
6.55% 10/1/17	100,000	115,805
Tyco International Finance 8.50% 1/15/19	100,000	123,474

		4,455,000

Insurance–0.97%
ACE INA Holdings
2.60% 11/23/15	150,000	154,076
2.70% 3/13/23	100,000	97,105
4.15% 3/13/43	100,000	98,677
5.70% 2/15/17	50,000	55,865
5.90% 6/15/19	125,000	146,398
Aegon 4.625% 12/1/15	100,000	105,418
AFLAC
3.45% 8/15/15	100,000	103,323
6.45% 8/15/40	100,000	127,324
6.90% 12/17/39	130,000	174,100
8.50% 5/15/19	200,000	258,144
Alleghany 4.95% 6/27/22	100,000	109,051
Allied World Assurance 7.50% 8/1/16	200,000	224,930
Allstate
4.50% 6/15/43	100,000	104,315
5.55% 5/9/35	150,000	178,993
•5.75% 8/15/53	225,000	242,084
7.45% 5/16/19	100,000	124,521
American Financial Group 9.875% 6/15/19	100,000	131,099
American International Group
2.375% 8/24/15	89,000	90,625
3.80% 3/22/17	200,000	213,860
4.875% 9/15/16	100,000	108,223
4.875% 6/1/22	500,000	557,705
5.05% 10/1/15	200,000	210,909
5.85% 1/16/18	300,000	342,752
6.25% 5/1/36	100,000	126,524

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
6.40% 12/15/20	200,000	$241,777
•8.175% 5/15/58	500,000	691,250
8.25% 8/15/18	734,000	912,750
AON
3.125% 5/27/16	100,000	104,150
3.50% 9/30/15	100,000	103,463
3.50% 6/14/24	100,000	99,904
4.00% 11/27/23	150,000	157,739
4.45% 5/24/43	100,000	97,537
5.00% 9/30/20	100,000	112,321
Arch Capital Group US 5.144% 11/1/43	105,000	114,055
Aspen Insurance Holdings 4.65% 11/15/23	100,000	104,269
Assurant 2.50% 3/15/18	150,000	151,244
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	99,598
AXA 8.60% 12/15/30	200,000	269,250
Axis Specialty Finance 5.875% 6/1/20	100,000	115,122
Berkley (W.R.) 7.375% 9/15/19	100,000	122,383
Berkshire Hathaway
1.90% 1/31/17	300,000	307,413
3.00% 2/11/23	100,000	100,066
3.40% 1/31/22	300,000	311,664
4.50% 2/11/43	250,000	258,815
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	148,849
1.60% 5/15/17	150,000	152,466
2.45% 12/15/15	200,000	205,743
3.00% 5/15/22	100,000	100,725
4.25% 1/15/21	100,000	110,291
4.30% 5/15/43	100,000	99,754
4.40% 5/15/42	100,000	101,533
5.40% 5/15/18	50,000	57,237
5.75% 1/15/40	100,000	120,326
Chubb
5.75% 5/15/18	100,000	114,760
6.00% 5/11/37	100,000	126,195
•6.375% 3/29/67	100,000	111,625
Cincinnati Financial 6.92% 5/15/28	100,000	124,571
CNA Financial
3.95% 5/15/24	125,000	129,239
5.75% 8/15/21	30,000	34,956
7.35% 11/15/19	120,000	148,362
Delphi Financial Group 7.875% 1/31/20	25,000	30,378
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	100,678
Fidelity National Financial 6.60% 5/15/17	100,000	112,703
Genworth Holdings 4.90% 8/15/23	214,000	229,496

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Genworth Holdings (continued)
6.515% 5/22/18	50,000	$57,867
7.625% 9/24/21	100,000	125,467
7.70% 6/15/20	100,000	123,543
Hartford Financial Services Group
4.30% 4/15/43	43,000	41,585
5.125% 4/15/22	100,000	113,897
5.50% 3/30/20	100,000	114,575
5.95% 10/15/36	250,000	303,586
6.10% 10/1/41	50,000	62,396
6.625% 3/30/40	100,000	131,239
HCC Insurance Holdings 6.30% 11/15/19	50,000	58,686
ING US
2.90% 2/15/18	100,000	103,713
5.50% 7/15/22	100,000	114,721
5.70% 7/15/43	100,000	117,620
*Lincoln National 4.00% 9/1/23	500,000	520,387
Loews
4.125% 5/15/43	500,000	470,635
6.00% 2/1/35	100,000	120,068
Manulife Financial 3.40% 9/17/15	100,000	103,366
Markel 7.125% 9/30/19	100,000	120,567
Marsh & McLennan
2.55% 10/15/18	100,000	102,309
4.80% 7/15/21	100,000	111,229
9.25% 4/15/19	100,000	130,661
MetLife
4.368% 9/15/23	167,000	179,504
4.75% 2/8/21	200,000	223,837
4.875% 11/13/43	200,000	217,140
5.70% 6/15/35	50,000	60,383
5.875% 2/6/41	100,000	123,712
6.375% 6/15/34	100,000	129,109
6.40% 12/15/36	100,000	112,250
6.50% 12/15/32	100,000	130,012
6.75% 6/1/16	200,000	222,354
6.817% 8/15/18	400,000	478,569
7.717% 2/15/19	200,000	249,304
10.75% 8/1/39	150,000	239,063
Montpelier Re Holdings 4.70% 10/15/22	100,000	103,525
OneBeacon US Holdings 4.60% 11/9/22	100,000	103,422
PartnerRe Finance B 5.50% 6/1/20	100,000	113,890
Primerica 4.75% 7/15/22	100,000	109,118
Principal Financial Group
1.85% 11/15/17	250,000	251,467
8.875% 5/15/19	100,000	129,240
ProAssurance 5.30% 11/15/23	100,000	108,914
Progressive
3.75% 8/23/21	100,000	106,734
4.35% 4/25/44	250,000	254,628

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Protective Life
7.375% 10/15/19	50,000	$61,935
8.45% 10/15/39	25,000	36,518
Prudential Financial
2.30% 8/15/18	250,000	254,493
4.75% 9/17/15	125,000	131,228
5.10% 8/15/43	250,000	271,002
•5.20% 3/15/44	100,000	102,375
5.50% 3/15/16	200,000	215,086
5.70% 12/14/36	50,000	59,014
•5.875% 9/15/42	250,000	272,813
5.90% 3/17/36	250,000	299,919
6.625% 12/1/37	400,000	516,388
6.625% 6/21/40	200,000	262,304
Reinsurance Group of America
4.70% 9/15/23	150,000	161,223
6.45% 11/15/19	90,000	106,392
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	126,945
Torchmark
6.375% 6/15/16	100,000	109,795
9.25% 6/15/19	25,000	32,228
TransAtlantic Holdings 8.00% 11/30/39	100,000	139,143
Travelers
3.90% 11/1/20	100,000	108,119
4.60% 8/1/43	250,000	264,748
5.80% 5/15/18	250,000	287,365
5.90% 6/2/19	100,000	117,484
6.25% 6/15/37	100,000	129,396
6.75% 6/20/36	100,000	136,970
Trinity Acquisition 6.125% 8/15/43	100,000	111,290
Unum Group 7.125% 9/30/16	200,000	226,640
Willis Group Holdings 4.125% 3/15/16	150,000	156,905
XL Group 5.75% 10/1/21	100,000	116,782
XLIT
2.30% 12/15/18	100,000	99,560
5.25% 12/15/43	200,000	220,793

		22,849,823

Internet & Catalog Retail–0.04%
Amazon.com 1.20% 11/29/17	800,000	795,843
Expedia 5.95% 8/15/20	100,000	113,293

		909,136

Internet Software & Services–0.06%
Baidu
3.25% 8/6/18	200,000	207,133
3.50% 11/28/22	200,000	197,484
eBay
1.625% 10/15/15	100,000	101,609
2.60% 7/15/22	250,000	239,945
3.25% 10/15/20	100,000	103,696

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet Software & Services (continued)
Google
2.125% 5/19/16	200,000	$206,136
3.375% 2/25/24	200,000	205,121
3.625% 5/19/21	100,000	107,351

		1,368,475

IT Services–0.21%
Broadridge Financial Solutions 3.95% 9/1/20	100,000	104,964
Computer Sciences 6.50% 3/15/18	150,000	173,826
Fidelity National Information Services
2.00% 4/15/18	43,000	42,868
3.50% 4/15/23	311,000	306,566
3.875% 6/5/24	100,000	100,675
Fiserv
3.125% 6/15/16	100,000	103,932
3.50% 10/1/22	150,000	151,135
4.625% 10/1/20	100,000	109,163
HP Enterprise Services 7.45% 10/15/29	25,000	30,755
International Business Machines
0.45% 5/6/16	150,000	149,781
1.25% 2/6/17	350,000	353,071
1.25% 2/8/18	250,000	248,995
1.625% 5/15/20	150,000	144,753
1.875% 8/1/22	100,000	92,179
1.95% 7/22/16	300,000	308,022
1.95% 2/12/19	200,000	201,191
2.00% 1/5/16	100,000	102,351
2.90% 11/1/21	150,000	152,069
4.00% 6/20/42	200,000	192,982
5.60% 11/30/39	210,000	252,501
5.70% 9/14/17	300,000	342,047
5.875% 11/29/32	120,000	150,284
7.625% 10/15/18	300,000	371,275
SAIC
4.45% 12/1/20	100,000	102,495
5.95% 12/1/40	100,000	101,190
Total System Services 3.75% 6/1/23	125,000	121,931
Western Union
2.875% 12/10/17	150,000	154,592
3.65% 8/22/18	100,000	104,793
5.253% 4/1/20	107,000	118,179

		4,888,565

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	75,515
5.10% 5/15/44	65,000	67,373
6.35% 3/15/40	65,000	78,095
Mattel 2.35% 5/6/19	200,000	201,142

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Equipment & Products (continued)
Mattel (continued)
6.20% 10/1/40	100,000	$117,510

		539,635

Life Sciences Tools & Services–0.05%
Agilent Technologies
3.875% 7/15/23	150,000	152,283
5.00% 7/15/20	100,000	109,896
5.50% 9/14/15	100,000	105,511
Life Technologies 6.00% 3/1/20	150,000	175,532
Thermo Fisher Scientific
3.20% 3/1/16	140,000	145,496
3.60% 8/15/21	100,000	104,071
4.50% 3/1/21	240,000	263,695
4.70% 5/1/20	100,000	109,360

		1,165,844

Machinery–0.28%
Caterpillar
1.50% 6/26/17	100,000	101,209
2.60% 6/26/22	50,000	48,865
3.803% 8/15/42	168,000	156,400
3.90% 5/27/21	150,000	162,463
4.75% 5/15/64	50,000	52,366
5.70% 8/15/16	125,000	137,847
6.05% 8/15/36	200,000	248,147
7.90% 12/15/18	100,000	125,332
Caterpillar Financial Services 1.00% 11/25/16	500,000	502,375
Cooper US 6.10% 7/1/17	100,000	112,554
Crane 4.45% 12/15/23	100,000	105,398
Cummins
3.65% 10/1/23	139,000	144,505
4.875% 10/1/43	64,000	70,431
Deere
2.60% 6/8/22	100,000	97,950
3.90% 6/9/42	150,000	143,358
4.375% 10/16/19	350,000	389,565
5.375% 10/16/29	100,000	119,728
Dover
4.30% 3/1/21	100,000	110,069
4.875% 10/15/15	50,000	52,754
5.375% 3/1/41	100,000	116,869
6.60% 3/15/38	25,000	33,561
Eaton
0.95% 11/2/15	150,000	150,711
1.50% 11/2/17	200,000	200,410
2.75% 11/2/22	250,000	242,520
4.15% 11/2/42	150,000	145,736
6.95% 3/20/19	50,000	59,192
Flowserve 4.00% 11/15/23	64,000	65,270

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery (continued)
Illinois Tool Works
1.95% 3/1/19	300,000	$300,667
3.375% 9/15/21	60,000	62,605
3.90% 9/1/42	150,000	142,016
4.875% 9/15/41	100,000	108,325
6.25% 4/1/19	100,000	119,104
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	263,490
5.75% 6/15/43	100,000	116,963
6.875% 8/15/18	250,000	298,123
Joy Global 5.125% 10/15/21	80,000	87,370
Kennametal 2.65% 11/1/19	150,000	149,963
Parker Hannifin 6.25% 5/15/38	50,000	63,975
Pentair Finance 5.00% 5/15/21	200,000	221,389
Snap-on 6.125% 9/1/21	50,000	58,485
Stanley Black & Decker
2.90% 11/1/22	150,000	146,826
5.20% 9/1/40	100,000	111,606
•5.75% 12/15/53	100,000	108,500
Wabtec 4.375% 8/15/23	100,000	104,133
Xylem 3.55% 9/20/16	100,000	105,407

		6,464,532

Media–1.07%
CBS
3.375% 3/1/22	100,000	100,385
4.85% 7/1/42	150,000	149,436
7.875% 7/30/30	200,000	269,436
8.875% 5/15/19	200,000	259,548
CC Holdings GS V
2.381% 12/15/17	100,000	101,919
3.849% 4/15/23	150,000	150,861
Comcast
3.125% 7/15/22	100,000	101,666
4.25% 1/15/33	200,000	206,108
4.65% 7/15/42	24,000	24,982
4.75% 3/1/44	350,000	371,685
5.15% 3/1/20	300,000	344,213
5.70% 5/15/18	200,000	230,606
5.70% 7/1/19	200,000	234,509
5.90% 3/15/16	150,000	163,367
6.40% 5/15/38	250,000	319,705
6.45% 3/15/37	200,000	255,938
6.50% 1/15/17	200,000	227,629
6.50% 11/15/35	200,000	259,929
6.95% 8/15/37	250,000	338,114
7.05% 3/15/33	500,000	675,818
DIRECTV Holdings
1.75% 1/15/18	75,000	75,167
3.125% 2/15/16	100,000	103,701
3.50% 3/1/16	200,000	208,784

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings (continued)
3.80% 3/15/22	200,000	$206,867
4.45% 4/1/24	300,000	318,728
4.60% 2/15/21	300,000	328,020
5.00% 3/1/21	200,000	223,584
5.15% 3/15/42	150,000	158,112
5.20% 3/15/20	65,000	73,314
5.875% 10/1/19	40,000	46,578
6.00% 8/15/40	200,000	231,075
6.35% 3/15/40	50,000	60,571
Discovery Communications
3.30% 5/15/22	150,000	149,574
4.375% 6/15/21	100,000	108,407
4.875% 4/1/43	100,000	101,238
5.05% 6/1/20	200,000	224,934
5.625% 8/15/19	200,000	229,287
6.35% 6/1/40	150,000	181,599
Disney (Walt)
1.125% 2/15/17	250,000	251,473
1.35% 8/16/16	200,000	202,693
2.35% 12/1/22	300,000	289,701
3.70% 12/1/42	150,000	138,683
3.75% 6/1/21	200,000	215,383
4.125% 12/1/41	100,000	98,467
6.00% 7/17/17	150,000	171,780
Grupo Televisa
6.625% 1/15/40	100,000	123,095
8.50% 3/11/32	200,000	278,840
Historic TW
6.625% 5/15/29	300,000	383,254
6.875% 6/15/18	200,000	238,686
Interpublic Group
2.25% 11/15/17	150,000	152,704
4.00% 3/15/22	70,000	72,146
McGraw-Hill Financial 6.55% 11/15/37	100,000	104,220
NBCUniversal Media
2.875% 1/15/23	575,000	572,150
4.375% 4/1/21	200,000	221,029
4.45% 1/15/43	675,000	679,927
5.15% 4/30/20	270,000	310,232
5.95% 4/1/41	200,000	246,453
News America
3.00% 9/15/22	150,000	147,943
4.50% 2/15/21	150,000	164,768
5.65% 8/15/20	300,000	349,884
6.15% 3/1/37	30,000	36,190
6.15% 2/15/41	450,000	547,333
6.40% 12/15/35	300,000	374,798
6.65% 11/15/37	175,000	222,934
6.90% 8/15/39	100,000	131,251
8.15% 10/17/36	100,000	141,437

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Omnicom Group
3.625% 5/1/22	200,000	$206,104
4.45% 8/15/20	35,000	38,217
6.25% 7/15/19	250,000	295,468
Reed Elsevier Capital 8.625% 1/15/19	100,000	126,678
Thomson Reuters
0.875% 5/23/16	100,000	100,006
1.30% 2/23/17	107,000	107,203
4.30% 11/23/23	200,000	210,070
4.70% 10/15/19	100,000	110,855
6.50% 7/15/18	150,000	175,890
Time Warner
3.15% 7/15/15	300,000	308,353
3.55% 6/1/24	200,000	198,986
4.70% 1/15/21	100,000	110,887
4.75% 3/29/21	150,000	166,569
4.875% 3/15/20	200,000	224,362
4.90% 6/15/42	200,000	204,463
5.875% 11/15/16	150,000	167,118
6.10% 7/15/40	100,000	117,794
6.25% 3/29/41	300,000	362,283
6.50% 11/15/36	100,000	122,761
7.625% 4/15/31	325,000	447,736
7.70% 5/1/32	330,000	459,509
Time Warner Cable
4.00% 9/1/21	500,000	534,952
5.00% 2/1/20	145,000	162,688
5.50% 9/1/41	100,000	112,282
5.85% 5/1/17	500,000	562,706
5.875% 11/15/40	100,000	117,064
6.55% 5/1/37	200,000	249,666
6.75% 7/1/18	300,000	355,310
6.75% 6/15/39	200,000	258,635
7.30% 7/1/38	150,000	202,440
8.25% 4/1/19	250,000	317,105
8.75% 2/14/19	200,000	256,748
Time Warner Entertainment
8.375% 3/15/23	250,000	338,668
8.375% 7/15/33	200,000	294,245
Viacom
2.50% 9/1/18	120,000	122,772
3.125% 6/15/22	50,000	49,182
3.25% 3/15/23	250,000	247,262
3.50% 4/1/17	100,000	106,283
3.875% 4/1/24	200,000	203,641
4.375% 3/15/43	477,000	444,527
5.625% 9/15/19	200,000	230,890
5.85% 9/1/43	150,000	172,964
6.875% 4/30/36	125,000	158,549
Walt Disney
0.875% 5/30/17	150,000	149,564
4.125% 6/1/44	83,000	82,017

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
WPP Finance 2010
4.75% 11/21/21	100,000	$109,904
5.625% 11/15/43	250,000	274,121

		25,058,345

Metals & Mining–0.62%
Allegheny Technologies
5.875% 8/15/23	100,000	109,877
5.95% 1/15/21	50,000	55,281
9.375% 6/1/19	100,000	124,188
Barrick Gold
3.85% 4/1/22	250,000	249,143
4.10% 5/1/23	200,000	199,536
5.25% 4/1/42	300,000	294,611
6.95% 4/1/19	100,000	119,379
Barrick North America Finance
4.40% 5/30/21	200,000	209,566
5.70% 5/30/41	100,000	103,434
5.75% 5/1/43	150,000	155,940
7.50% 9/15/38	25,000	29,555
Barrick PD Australia Finance 5.95% 10/15/39	100,000	105,325
BHP Billiton Finance USA
1.625% 2/24/17	350,000	356,363
1.875% 11/21/16	250,000	256,201
3.25% 11/21/21	250,000	257,435
3.85% 9/30/23	200,000	210,142
4.125% 2/24/42	125,000	122,175
5.00% 9/30/43	500,000	554,807
5.25% 12/15/15	100,000	106,959
5.40% 3/29/17	100,000	111,636
6.50% 4/1/19	150,000	180,704
Cliffs Natural Resources
3.95% 1/15/18	150,000	152,124
4.80% 10/1/20	155,000	151,880
6.25% 10/1/40	100,000	86,808
Freeport-McMoRan Copper & Gold
2.15% 3/1/17	100,000	102,132
2.375% 3/15/18	400,000	406,322
3.10% 3/15/20	775,000	783,680
3.55% 3/1/22	300,000	297,584
3.875% 3/15/23	225,000	224,726
5.45% 3/15/43	225,000	234,288
Goldcorp
2.125% 3/15/18	100,000	100,391
3.70% 3/15/23	200,000	197,631
#Kinross Gold 144A 5.95% 3/15/24	139,000	144,897
Newmont Mining
3.50% 3/15/22	150,000	144,862
4.875% 3/15/42	150,000	135,657
5.125% 10/1/19	180,000	198,806
6.25% 10/1/39	100,000	105,440

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor
4.00% 8/1/23	139,000	$144,283
4.125% 9/15/22	100,000	105,212
5.20% 8/1/43	100,000	106,916
5.75% 12/1/17	50,000	56,956
5.85% 6/1/18	100,000	114,769
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	153,294
Rio Tinto Alcan 6.125% 12/15/33	150,000	180,172
Rio Tinto Finance USA
1.375% 6/17/16	300,000	303,389
1.625% 8/21/17	250,000	253,129
1.875% 11/2/15	200,000	203,490
2.25% 12/14/18	150,000	153,066
2.50% 5/20/16	100,000	103,267
2.875% 8/21/22	250,000	244,550
3.50% 11/2/20	250,000	261,941
3.75% 9/20/21	150,000	158,231
4.125% 5/20/21	200,000	215,294
4.125% 8/21/42	150,000	141,531
5.20% 11/2/40	100,000	110,982
6.50% 7/15/18	250,000	295,386
7.125% 7/15/28	75,000	98,354
9.00% 5/1/19	100,000	131,239
Southern Copper
3.50% 11/8/22	89,000	87,109
5.25% 11/8/42	150,000	138,654
5.375% 4/16/20	125,000	138,856
6.75% 4/16/40	110,000	120,704
7.50% 7/27/35	200,000	234,825
Teck Resources
2.50% 2/1/18	250,000	254,861
4.50% 1/15/21	100,000	105,429
4.75% 1/15/22	104,000	109,298
5.20% 3/1/42	250,000	241,634
6.00% 8/15/40	100,000	106,092
6.25% 7/15/41	201,000	218,943
Vale 5.625% 9/11/42	150,000	147,705
Vale Overseas
4.375% 1/11/22	250,000	257,925
4.625% 9/15/20	100,000	107,872
5.625% 9/15/19	300,000	338,911
6.25% 1/11/16	100,000	107,709
6.25% 1/23/17	250,000	280,085
6.875% 11/21/36	350,000	389,214
6.875% 11/10/39	170,000	189,643
#Yamana Gold 144A 4.95% 7/15/24	50,000	50,428

		14,540,833

Multiline Retail–0.17%
Dollar General 3.25% 4/15/23	200,000	189,245
Family Dollar Stores 5.00% 2/1/21	100,000	107,459

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multiline Retail (continued)
Kohl’s
4.00% 11/1/21	200,000	$208,759
4.75% 12/15/23	150,000	160,127
6.00% 1/15/33	100,000	112,187
6.25% 12/15/17	50,000	57,634
Macy’s Retail Holdings
2.875% 2/15/23	100,000	96,170
3.625% 6/1/24	150,000	149,549
4.375% 9/1/23	90,000	95,551
5.125% 1/15/42	100,000	106,470
5.90% 12/1/16	107,000	119,311
6.70% 7/15/34	150,000	189,687
6.90% 4/1/29	150,000	188,087
Nordstrom
4.75% 5/1/20	100,000	110,790
5.00% 1/15/44	281,000	309,232
Target
2.30% 6/26/19	200,000	201,693
2.90% 1/15/22	300,000	301,596
3.875% 7/15/20	100,000	107,923
4.00% 7/1/42	150,000	142,137
5.875% 7/15/16	100,000	110,415
6.00% 1/15/18	250,000	288,092
6.35% 11/1/32	100,000	126,031
6.50% 10/15/37	200,000	264,852
7.00% 1/15/38	200,000	280,378

		4,023,375

Multi-Utilities–0.27%
American Water Capital
3.85% 3/1/24	250,000	258,566
4.30% 12/1/42	100,000	101,060
6.085% 10/15/17	100,000	112,010
Avista
5.125% 4/1/22	30,000	34,462
5.95% 6/1/18	100,000	115,063
Consolidated Edison New York
3.95% 3/1/43	150,000	143,664
4.45% 3/15/44	200,000	205,511
5.375% 12/15/15	100,000	106,942
5.50% 12/1/39	250,000	297,621
5.85% 3/15/36	100,000	123,587
6.30% 8/15/37	20,000	26,050
6.65% 4/1/19	200,000	241,058
6.75% 4/1/38	25,000	33,714
7.125% 12/1/18	200,000	243,237
Dominion Resources
2.75% 9/15/22	250,000	244,571
4.45% 3/15/21	100,000	110,070
4.90% 8/1/41	60,000	63,251
5.15% 7/15/15	150,000	157,071
5.20% 8/15/19	80,000	91,123

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Multi-Utilities (continued)
Dominion Resources (continued)
5.95% 6/15/35	25,000	$30,327
6.40% 6/15/18	76,000	89,170
8.875% 1/15/19	100,000	128,492
DTE Electric
3.50% 6/1/24	100,000	101,075
3.65% 3/15/24	250,000	260,136
6.35% 6/1/16	50,000	55,200
KeySpan 8.00% 11/15/30	25,000	34,398
National Grid 6.30% 8/1/16	50,000	55,399
NiSource Finance
3.85% 2/15/23	50,000	51,366
4.80% 2/15/44	100,000	101,497
5.25% 2/15/43	59,000	63,792
5.45% 9/15/20	125,000	143,269
5.80% 2/1/42	100,000	114,983
6.125% 3/1/22	100,000	118,379
6.40% 3/15/18	300,000	344,965
Puget Energy 6.00% 9/1/21	200,000	236,053
Puget Sound Energy
4.434% 11/15/41	100,000	104,536
5.638% 4/15/41	80,000	99,061
5.764% 7/15/40	50,000	62,912
5.795% 3/15/40	100,000	125,383
San Diego Gas & Electric
3.00% 8/15/21	175,000	179,163
3.60% 9/1/23	200,000	209,691
6.00% 6/1/39	110,000	141,716
SCANA 6.25% 4/1/20	100,000	116,548
Sempra Energy
2.875% 10/1/22	150,000	147,332
6.00% 10/15/39	125,000	155,659
6.15% 6/15/18	25,000	29,043
6.50% 6/1/16	230,000	254,246
United Utilities 5.375% 2/1/19	100,000	109,622

		6,372,044

Office Electronics–0.05%
Pitney Bowes 4.625% 3/15/24	200,000	207,265
Xerox
2.80% 5/15/20	250,000	249,932
4.50% 5/15/21	345,000	373,303
6.35% 5/15/18	250,000	290,752
6.40% 3/15/16	100,000	109,281

		1,230,533

Oil, Gas & Consumable Fuels–2.62%
Anadarko Finance 7.50% 5/1/31	250,000	341,263
Anadarko Petroleum
5.95% 9/15/16	200,000	221,627
6.375% 9/15/17	300,000	345,656
6.45% 9/15/36	250,000	319,849

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum (continued)
7.95% 6/15/39	200,000	$300,613
8.70% 3/15/19	200,000	257,926
Apache
1.75% 4/15/17	50,000	50,921
3.25% 4/15/22	73,000	75,212
4.25% 1/15/44	100,000	98,759
4.75% 4/15/43	200,000	210,426
5.10% 9/1/40	350,000	386,684
5.25% 2/1/42	100,000	112,638
5.625% 1/15/17	200,000	222,838
6.00% 1/15/37	50,000	61,405
Boardwalk Pipelines
3.375% 2/1/23	100,000	92,597
5.75% 9/15/19	100,000	110,189
Buckeye Partners
4.875% 2/1/21	260,000	284,335
5.50% 8/15/19	50,000	55,104
Burlington Resources Finance 7.20% 8/15/31	100,000	139,307
Canadian Natural Resources
3.80% 4/15/24	43,000	44,415
5.70% 5/15/17	250,000	280,199
5.85% 2/1/35	200,000	234,946
5.90% 2/1/18	100,000	114,143
6.25% 3/15/38	150,000	187,375
Cenovus Energy
3.80% 9/15/23	250,000	258,213
4.45% 9/15/42	100,000	99,441
5.70% 10/15/19	100,000	116,100
6.75% 11/15/39	200,000	260,917
Chevron
1.104% 12/5/17	300,000	298,871
1.718% 6/24/18	500,000	504,400
2.355% 12/5/22	500,000	481,542
3.191% 6/24/23	250,000	254,397
4.95% 3/3/19	100,000	114,022
CNOOC Finance 2013
3.00% 5/9/23	250,000	236,507
4.25% 5/9/43	1,000,000	931,550
ConocoPhillips
1.05% 12/15/17	250,000	247,801
2.40% 12/15/22	450,000	433,536
5.75% 2/1/19	425,000	495,338
5.90% 5/15/38	150,000	189,387
6.00% 1/15/20	200,000	238,240
6.50% 2/1/39	380,000	511,393
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	110,860
ConocoPhillips Holding 6.95% 4/15/29	200,000	274,570
Continental Resources
#144A 3.80% 6/1/24	135,000	136,733

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources (continued)
4.50% 4/15/23	400,000	$428,034
#144A 4.90% 6/1/44	100,000	103,737
DCP Midstream Operating
2.70% 4/1/19	135,000	136,896
4.95% 4/1/22	100,000	109,963
5.60% 4/1/44	150,000	166,341
Devon Energy
1.875% 5/15/17	100,000	101,796
3.25% 5/15/22	250,000	252,256
4.00% 7/15/21	100,000	106,408
4.75% 5/15/42	100,000	104,314
5.60% 7/15/41	300,000	348,512
6.30% 1/15/19	100,000	117,538
7.95% 4/15/32	100,000	141,991
Devon Financing 7.875% 9/30/31	200,000	281,696
Ecopetrol
5.875% 9/18/23	200,000	225,000
5.875% 5/28/45	155,000	161,088
7.625% 7/23/19	200,000	245,250
El Paso Natural Gas
5.95% 4/15/17	100,000	112,929
8.375% 6/15/32	100,000	140,479
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	274,562
Enable Midstream Partners
#144A 3.90% 5/15/24	200,000	199,980
#144A 5.00% 5/15/44	70,000	70,818
Enbridge
3.50% 6/10/24	100,000	99,823
4.00% 10/1/23	150,000	156,343
4.50% 6/10/44	100,000	99,106
5.60% 4/1/17	100,000	111,334
Enbridge Energy Partners
5.20% 3/15/20	100,000	111,811
6.50% 4/15/18	50,000	58,333
7.50% 4/15/38	300,000	401,842
9.875% 3/1/19	50,000	65,684
EnCana
5.90% 12/1/17	50,000	56,990
6.50% 5/15/19	300,000	357,497
6.50% 2/1/38	100,000	125,907
6.625% 8/15/37	250,000	315,134
7.20% 11/1/31	50,000	64,319
Energy Transfer Partners
3.60% 2/1/23	100,000	99,261
4.15% 10/1/20	150,000	158,797
5.20% 2/1/22	250,000	277,077
5.95% 10/1/43	125,000	142,063
6.50% 2/1/42	150,000	179,769
7.50% 7/1/38	200,000	260,839
7.60% 2/1/24	150,000	188,486

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners
4.40% 4/1/24	150,000	$157,712
5.60% 4/1/44	100,000	112,073
Enterprise Products Operating
1.25% 8/13/15	100,000	100,732
3.20% 2/1/16	100,000	103,923
3.35% 3/15/23	350,000	351,253
3.90% 2/15/24	200,000	207,297
4.05% 2/15/22	100,000	106,461
4.45% 2/15/43	125,000	123,109
4.85% 8/15/42	200,000	207,613
4.85% 3/15/44	125,000	129,478
5.20% 9/1/20	100,000	114,320
5.25% 1/31/20	100,000	114,262
5.70% 2/15/42	150,000	175,522
5.75% 3/1/35	250,000	289,717
5.95% 2/1/41	100,000	119,459
6.125% 10/15/39	50,000	61,111
6.30% 9/15/17	100,000	115,529
6.50% 1/31/19	100,000	118,748
7.55% 4/15/38	100,000	139,371
EOG Resources
2.50% 2/1/16	250,000	257,223
2.625% 3/15/23	150,000	145,034
4.40% 6/1/20	150,000	166,318
6.875% 10/1/18	25,000	29,978
EQT
4.875% 11/15/21	100,000	109,462
8.125% 6/1/19	75,000	93,939
Exxon Mobil 1.819% 3/15/19	500,000	504,083
Hess
5.60% 2/15/41	200,000	233,415
7.125% 3/15/33	100,000	133,100
7.30% 8/15/31	250,000	333,283
8.125% 2/15/19	285,000	358,877
Husky Energy
3.95% 4/15/22	150,000	158,954
4.00% 4/15/24	50,000	52,048
7.25% 12/15/19	125,000	155,488
Kerr-McGee 6.95% 7/1/24	100,000	128,680
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	303,953
3.50% 3/1/21	120,000	121,864
3.50% 9/1/23	100,000	97,308
3.95% 9/1/22	100,000	102,453
5.00% 3/1/43	250,000	249,050
5.30% 9/15/20	250,000	281,037
5.80% 3/15/35	150,000	165,667
5.95% 2/15/18	50,000	57,097
6.50% 9/1/39	100,000	118,361
6.55% 9/15/40	200,000	239,847
7.75% 3/15/32	200,000	260,318

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners
4.25% 2/1/21	150,000	$163,631
6.55% 7/15/19	50,000	59,483
Marathon Oil
0.90% 11/1/15	150,000	150,576
2.80% 11/1/22	125,000	121,715
5.90% 3/15/18	200,000	229,126
6.60% 10/1/37	100,000	129,303
Marathon Petroleum
3.50% 3/1/16	255,000	266,401
5.125% 3/1/21	135,000	153,280
6.50% 3/1/41	145,000	179,693
Murphy Oil 2.50% 12/1/17	500,000	512,167
Nexen
6.20% 7/30/19	130,000	153,245
6.40% 5/15/37	150,000	181,086
7.50% 7/30/39	200,000	271,545
Noble Energy
4.15% 12/15/21	100,000	107,688
5.25% 11/15/43	250,000	276,679
6.00% 3/1/41	135,000	163,035
8.25% 3/1/19	100,000	126,193
Noble Holding International
2.50% 3/15/17	100,000	102,370
3.45% 8/1/15	200,000	205,757
3.95% 3/15/22	100,000	102,595
6.20% 8/1/40	125,000	144,014
Northwest Pipeline 6.05% 6/15/18	300,000	343,803
Occidental Petroleum
1.50% 2/15/18	100,000	99,878
1.75% 2/15/17	250,000	254,787
2.50% 2/1/16	200,000	206,082
2.70% 2/15/23	200,000	194,564
3.125% 2/15/22	150,000	152,314
4.10% 2/1/21	100,000	109,197
4.125% 6/1/16	150,000	159,959
ONEOK Partners
3.20% 9/15/18	100,000	104,443
3.375% 10/1/22	150,000	149,289
6.125% 2/1/41	100,000	118,513
6.15% 10/1/16	50,000	55,731
6.20% 9/15/43	178,000	213,571
6.65% 10/1/36	100,000	123,464
8.625% 3/1/19	100,000	126,374
Pemex Project Funding Master Trust
6.625% 6/15/35	250,000	295,625
Petrobras Global Finance
2.00% 5/20/16	200,000	200,789
3.00% 1/15/19	500,000	492,075
3.25% 3/17/17	700,000	719,453
4.375% 5/20/23	350,000	337,943
5.625% 5/20/43	225,000	204,750

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance
3.50% 2/6/17	600,000	$617,400
3.875% 1/27/16	500,000	516,775
5.375% 1/27/21	700,000	733,061
5.75% 1/20/20	200,000	214,260
5.875% 3/1/18	200,000	218,430
6.875% 1/20/40	450,000	475,875
7.875% 3/15/19	400,000	468,336
Petro-Canada
5.95% 5/15/35	200,000	239,738
6.80% 5/15/38	100,000	132,815
9.25% 10/15/21	50,000	69,231
Petrohawk Energy
6.25% 6/1/19	100,000	108,250
7.25% 8/15/18	300,000	314,250
Petroleos Mexicanos
#144A 3.125% 1/23/19	80,000	82,960
3.50% 7/18/18	200,000	210,700
3.50% 1/30/23	800,000	783,200
4.875% 1/24/22	250,000	271,075
4.875% 1/18/24	500,000	537,500
5.50% 1/21/21	400,000	451,000
6.00% 3/5/20	260,000	298,740
#144A 6.375% 1/23/45	109,000	126,849
6.50% 6/2/41	800,000	934,000
8.00% 5/3/19	550,000	684,200
Phillips 66
2.95% 5/1/17	450,000	471,935
5.875% 5/1/42	250,000	300,634
Pioneer Natural Resources
3.95% 7/15/22	100,000	105,197
Plains All American Pipeline
3.95% 9/15/15	200,000	207,796
4.30% 1/31/43	100,000	96,258
4.70% 6/15/44	200,000	203,510
5.15% 6/1/42	200,000	217,863
5.75% 1/15/20	100,000	116,285
6.65% 1/15/37	125,000	159,170
8.75% 5/1/19	150,000	193,313
Plains Exploration & Production
6.875% 2/15/23	300,000	352,500
Shell International Finance
0.625% 12/4/15	250,000	250,754
0.90% 11/15/16	200,000	200,941
1.125% 8/21/17	500,000	499,361
2.00% 11/15/18	300,000	304,474
2.375% 8/21/22	250,000	241,235
3.25% 9/22/15	200,000	207,022
3.40% 8/12/23	650,000	664,786
4.30% 9/22/19	200,000	222,543
4.375% 3/25/20	75,000	83,544

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance (continued)
4.55% 8/12/43	100,000	$105,762
5.50% 3/25/40	100,000	120,238
6.375% 12/15/38	300,000	396,637
Southwestern Energy 4.10% 3/15/22	200,000	212,317
Spectra Energy Capital
2.95% 6/15/16	100,000	103,802
2.95% 9/25/18	350,000	363,668
5.65% 3/1/20	100,000	112,956
7.50% 9/15/38	350,000	456,308
Statoil
1.15% 5/15/18	250,000	246,537
2.45% 1/17/23	200,000	192,337
2.65% 1/15/24	100,000	96,302
3.15% 1/23/22	200,000	204,721
3.70% 3/1/24	600,000	628,764
3.95% 5/15/43	250,000	242,249
4.80% 11/8/43	150,000	166,048
5.10% 8/17/40	200,000	228,560
5.25% 4/15/19	250,000	287,336
7.15% 1/15/29	25,000	34,046
Suncor Energy
6.10% 6/1/18	150,000	174,239
6.50% 6/15/38	250,000	322,189
6.85% 6/1/39	100,000	133,430
7.15% 2/1/32	25,000	34,046
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	197,651
5.30% 4/1/44	200,000	211,231
6.85% 2/15/40	100,000	124,449
Talisman Energy
3.75% 2/1/21	250,000	258,829
7.75% 6/1/19	125,000	155,003
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	468,501
7.625% 4/1/37	150,000	207,966
Tosco 8.125% 2/15/30	100,000	148,087
Total Capital
2.30% 3/15/16	100,000	102,919
3.125% 10/2/15	100,000	103,420
4.125% 1/28/21	100,000	108,549
4.45% 6/24/20	100,000	111,708
Total Capital Canada
1.45% 1/15/18	200,000	200,242
2.75% 7/15/23	300,000	291,757
Total Capital International
1.00% 8/12/16	200,000	201,341
1.00% 1/10/17	500,000	501,784
1.55% 6/28/17	150,000	152,259
2.10% 6/19/19	300,000	301,693
2.70% 1/25/23	200,000	193,568

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International (continued)
2.875% 2/17/22	200,000	$199,983
3.70% 1/15/24	100,000	103,738
TransCanada PipeLines
0.75% 1/15/16	200,000	200,582
2.50% 8/1/22	150,000	145,062
3.75% 10/16/23	150,000	155,100
3.80% 10/1/20	100,000	107,805
4.625% 3/1/34	200,000	212,819
6.10% 6/1/40	100,000	124,956
•6.35% 5/15/67	150,000	156,563
6.50% 8/15/18	200,000	237,728
7.25% 8/15/38	100,000	140,122
7.625% 1/15/39	250,000	364,623
Transcontinental Gas Pipe Line
4.45% 8/1/42	100,000	100,722
Valero Energy
6.125% 2/1/20	65,000	76,904
6.625% 6/15/37	300,000	373,966
7.50% 4/15/32	100,000	133,127
9.375% 3/15/19	200,000	262,774
Western Gas Partners
4.00% 7/1/22	150,000	155,611
5.45% 4/1/44	100,000	110,575
Williams
3.70% 1/15/23	139,000	133,951
4.55% 6/24/24	250,000	252,978
5.75% 6/24/44	100,000	101,221
8.75% 3/15/32	109,000	142,469
Williams Partners
3.90% 1/15/25	125,000	125,847
4.00% 11/15/21	100,000	104,735
4.30% 3/4/24	195,000	203,768
5.25% 3/15/20	200,000	225,881
6.30% 4/15/40	170,000	202,515
XTO Energy 6.50% 12/15/18	100,000	120,859

		61,537,160

Paper & Forest Products–0.10%
Celulosa Arauco y Constitucion
5.00% 1/21/21	100,000	105,595
Domtar
4.40% 4/1/22	100,000	103,116
6.75% 2/15/44	100,000	119,614
Georgia-Pacific 8.00% 1/15/24	250,000	337,711
International Paper
4.75% 2/15/22	200,000	220,879
4.80% 6/15/44	200,000	202,373
6.00% 11/15/41	135,000	159,654
7.30% 11/15/39	100,000	135,442
7.50% 8/15/21	80,000	102,081

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
7.95% 6/15/18	300,000	$367,195
9.375% 5/15/19	100,000	132,549
Plum Creek Timberlands 4.70% 3/15/21	100,000	108,845
Westvaco 8.20% 1/15/30	150,000	197,458

		2,292,512

Personal Products–0.01%
Avon Products
5.00% 3/15/23	100,000	101,395
6.50% 3/1/19	100,000	112,162

		213,557

Pharmaceuticals–0.87%
Abbott Laboratories
5.125% 4/1/19	478,000	544,507
5.30% 5/27/40	250,000	297,373
6.00% 4/1/39	50,000	63,993
6.15% 11/30/37	50,000	64,662
AbbVie
1.20% 11/6/15	400,000	402,835
1.75% 11/6/17	750,000	754,701
2.90% 11/6/22	500,000	484,404
4.40% 11/6/42	300,000	292,404
Actavis Funding SCS
#144A 2.45% 6/15/19	210,000	210,832
#144A 4.85% 6/15/44	650,000	658,718
Allergan
1.35% 3/15/18	50,000	48,307
5.75% 4/1/16	100,000	107,779
AstraZeneca
4.00% 9/18/42	150,000	143,513
5.90% 9/15/17	350,000	400,455
6.45% 9/15/37	450,000	585,999
Bristol-Myers Squibb
1.75% 3/1/19	200,000	198,535
2.00% 8/1/22	100,000	93,140
3.25% 8/1/42	100,000	83,193
5.875% 11/15/36	195,000	241,746
6.125% 5/1/38	103,000	130,400
GlaxoSmithKline Capital
0.70% 3/18/16	200,000	200,580
2.85% 5/8/22	750,000	741,599
5.375% 4/15/34	100,000	117,838
5.65% 5/15/18	450,000	516,563
6.375% 5/15/38	450,000	584,070
Johnson & Johnson
1.65% 12/5/18	300,000	301,602
2.15% 5/15/16	400,000	412,193
2.95% 9/1/20	100,000	105,039
3.55% 5/15/21	100,000	107,703
4.375% 12/5/33	83,000	89,575

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.85% 5/15/41	100,000	$114,008
5.15% 7/15/18	250,000	285,451
5.85% 7/15/38	100,000	128,765
Lilly (Eli)
1.95% 3/15/19	250,000	251,853
5.20% 3/15/17	140,000	155,835
5.50% 3/15/27	100,000	120,120
5.95% 11/15/37	100,000	125,112
Merck
0.70% 5/18/16	125,000	125,427
1.10% 1/31/18	150,000	147,738
1.30% 5/18/18	100,000	99,100
2.25% 1/15/16	100,000	102,784
2.40% 9/15/22	150,000	144,921
2.80% 5/18/23	250,000	244,767
3.60% 9/15/42	100,000	89,985
3.875% 1/15/21	100,000	108,046
4.15% 5/18/43	242,000	237,800
5.00% 6/30/19	100,000	113,913
5.85% 6/30/39	100,000	123,691
6.00% 9/15/17	50,000	57,449
6.40% 3/1/28	50,000	64,491
6.50% 12/1/33	200,000	267,215
6.55% 9/15/37	200,000	267,970
Mylan
2.55% 3/28/19	75,000	75,634
2.60% 6/24/18	200,000	203,339
5.40% 11/29/43	133,000	143,763
Novartis Capital
2.40% 9/21/22	250,000	241,252
3.40% 5/6/24	250,000	253,741
3.70% 9/21/42	150,000	139,665
4.40% 4/24/20	100,000	111,275
4.40% 5/6/44	250,000	261,298
Novartis Securities Investment
5.125% 2/10/19	400,000	456,399
Perrigo
#144A 1.30% 11/8/16	206,000	205,812
#144A 4.00% 11/15/23	250,000	254,575
Pfizer
0.90% 1/15/17	500,000	500,543
3.00% 6/15/23	200,000	200,138
3.40% 5/15/24	200,000	203,509
4.40% 5/15/44	400,000	411,128
6.20% 3/15/19	400,000	475,336
7.20% 3/15/39	300,000	425,741
Sanofi 1.25% 4/10/18	91,000	89,889
Sanofi-Aventis
2.625% 3/29/16	350,000	362,663
4.00% 3/29/21	325,000	352,510

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	$168,614
6.15% 2/1/36	100,000	121,299
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	244,797
3.65% 11/10/21	250,000	256,964
Watson Pharmaceuticals
3.25% 10/1/22	250,000	246,059
4.625% 10/1/42	125,000	123,443
6.125% 8/15/19	45,000	52,923
Wyeth
5.50% 2/15/16	400,000	431,948
5.95% 4/1/37	350,000	431,510
6.00% 2/15/36	100,000	125,818
6.50% 2/1/34	100,000	131,208
Zoetis
1.15% 2/1/16	20,000	20,133
3.25% 2/1/23	163,000	161,538
4.70% 2/1/43	150,000	152,949

		20,398,112

Professional Services–0.01%
Dun & Bradstreet 2.875% 11/15/15	55,000	56,521
Verisk Analytics 4.125% 9/12/22	100,000	102,258

		158,779

Real Estate Investment Trusts–0.64%
American Tower
3.50% 1/31/23	250,000	245,610
4.50% 1/15/18	200,000	218,098
4.70% 3/15/22	225,000	242,351
5.00% 2/15/24	100,000	108,822
5.05% 9/1/20	100,000	111,575
5.90% 11/1/21	65,000	75,021
#ARC Properties Operating Partnership 144A 4.60% 2/6/24	200,000	205,492
AvalonBay Communities
3.625% 10/1/20	200,000	209,110
6.10% 3/15/20	100,000	118,001
BioMed Realty
2.625% 5/1/19	100,000	100,713
3.85% 4/15/16	100,000	104,667
Boston Properties
3.70% 11/15/18	100,000	106,856
3.85% 2/1/23	125,000	129,133
4.125% 5/15/21	250,000	266,236
5.625% 11/15/20	150,000	172,818
5.875% 10/15/19	100,000	116,909
Brandywine Operating Partnership
4.95% 4/15/18	100,000	109,004
Camden Property Trust
4.25% 1/15/24	67,000	70,245

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust (continued)
4.625% 6/15/21	100,000	$109,498
CBL & Associates 5.25% 12/1/23	67,000	71,564
Corporate Office Properties 3.70% 6/15/21	150,000	150,146
CubeSmart 4.375% 12/15/23	100,000	103,911
DDR
3.50% 1/15/21	150,000	152,984
7.50% 4/1/17	200,000	230,930
Digital Realty Trust 5.25% 3/15/21	100,000	107,575
Duke Realty
4.375% 6/15/22	100,000	105,511
6.75% 3/15/20	50,000	59,658
Entertainment Properties Trust 5.75% 8/15/22	100,000	108,819
EPR Properties 5.25% 7/15/23	75,000	78,157
ERP Operating
2.375% 7/1/19	150,000	150,765
4.50% 7/1/44	150,000	151,104
4.625% 12/15/21	150,000	165,365
4.75% 7/15/20	100,000	111,793
5.125% 3/15/16	100,000	107,365
Essex Portfolio 3.25% 5/1/23	100,000	97,807
#144A 3.375% 1/15/23	250,000	246,964
Excel Trust 4.625% 5/15/24	50,000	50,948
Federal Realty Investment Trust 2.75% 6/1/23	100,000	95,924
HCP
2.625% 2/1/20	200,000	200,351
3.75% 2/1/16	55,000	57,508
3.75% 2/1/19	100,000	106,665
4.25% 11/15/23	186,000	193,694
5.375% 2/1/21	200,000	227,800
6.30% 9/15/16	125,000	139,232
Health Care REIT
3.625% 3/15/16	100,000	104,564
4.50% 1/15/24	250,000	263,916
5.25% 1/15/22	100,000	112,337
6.125% 4/15/20	135,000	157,135
6.20% 6/1/16	50,000	54,887
6.50% 3/15/41	250,000	318,715
Healthcare Realty Trust
5.75% 1/15/21	200,000	226,499
6.50% 1/17/17	100,000	112,499
Healthcare Trust of America Holdings 3.375% 7/15/21	100,000	100,209
Hospitality Properties Trust
5.00% 8/15/22	300,000	317,880
5.625% 3/15/17	100,000	109,514
Host Hotels & Resorts 4.75% 3/1/23	150,000	160,165

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts (continued)
5.25% 3/15/22	400,000	$441,661
Kilroy Realty 4.80% 7/15/18	100,000	108,686
Kimco Realty
3.20% 5/1/21	150,000	150,610
6.875% 10/1/19	150,000	180,564
Lexington Realty Trust 4.40% 6/15/24	60,000	60,798
Liberty Property
4.125% 6/15/22	50,000	52,125
4.40% 2/15/24	100,000	105,083
5.50% 12/15/16	100,000	109,243
6.625% 10/1/17	50,000	57,233
Mack-Cali Realty 7.75% 8/15/19	100,000	119,215
Mid-America Apartments
3.75% 6/15/24	100,000	99,825
4.30% 10/15/23	50,000	52,438
National Retail Properties
3.30% 4/15/23	100,000	97,232
5.50% 7/15/21	100,000	114,183
Omega Healthcare Investors
#144A 4.95% 4/1/24	57,000	58,503
6.75% 10/15/22	100,000	108,570
ProLogis
4.25% 8/15/23	150,000	156,870
4.50% 8/15/17	100,000	108,375
6.625% 5/15/18	89,000	103,962
6.875% 3/15/20	104,000	125,101
Realty Income
3.875% 7/15/24	65,000	65,815
4.65% 8/1/23	100,000	107,560
5.75% 1/15/21	100,000	114,960
5.875% 3/15/35	50,000	58,047
5.95% 9/15/16	110,000	121,423
Senior Housing Properties Trust
4.30% 1/15/16	100,000	103,648
4.75% 5/1/24	200,000	204,819
Simon Property Group
3.375% 3/15/22	150,000	154,732
4.125% 12/1/21	300,000	325,915
5.25% 12/1/16	200,000	218,566
5.65% 2/1/20	200,000	233,930
6.75% 2/1/40	300,000	411,328
10.35% 4/1/19	200,000	271,229
Tanger Properties 3.875% 12/1/23	100,000	102,201
UDR
4.25% 6/1/18	100,000	107,433
4.625% 1/10/22	100,000	108,768
Ventas Realty
2.70% 4/1/20	100,000	99,656
3.75% 5/1/24	150,000	150,102
4.00% 4/30/19	200,000	215,102

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty (continued)
4.25% 3/1/22	200,000	$212,793
4.75% 6/1/21	100,000	109,793
Vornado Realty 2.50% 6/30/19	100,000	100,276
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,403
Weingarten Realty Investors 3.375% 10/15/22	150,000	147,271
Weyerhaeuser
4.625% 9/15/23	250,000	271,108
7.375% 3/15/32	250,000	338,723

		14,996,897

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership 4.125% 7/1/24	100,000	101,560
Jones Lang LaSalle 4.40% 11/15/22	100,000	101,219
Regency Centers 4.80% 4/15/21	100,000	110,189
WP Carey 4.60% 4/1/24	100,000	104,127

		417,095

Road & Rail–0.33%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	98,556
3.05% 3/15/22	150,000	150,986
3.45% 9/15/21	200,000	208,145
3.85% 9/1/23	100,000	104,365
4.10% 6/1/21	100,000	108,001
4.40% 3/15/42	100,000	99,523
4.45% 3/15/43	100,000	99,838
4.95% 9/15/41	100,000	107,847
5.05% 3/1/41	100,000	108,735
5.15% 9/1/43	150,000	166,001
5.65% 5/1/17	350,000	393,206
5.75% 5/1/40	200,000	239,849
6.15% 5/1/37	100,000	125,211
7.95% 8/15/30	100,000	140,599
Canadian National Railway
4.50% 11/7/43	75,000	80,027
5.55% 3/1/19	200,000	231,319
5.85% 11/15/17	150,000	170,881
6.20% 6/1/36	100,000	128,550
6.25% 8/1/34	100,000	128,500
Canadian Pacific Railway
4.45% 3/15/23	100,000	109,733
7.125% 10/15/31	150,000	198,779
7.25% 5/15/19	65,000	79,960
Con-way 7.25% 1/15/18	100,000	116,700
CSX
3.70% 10/30/20	275,000	292,957
3.70% 11/1/23	94,000	96,995
4.10% 3/15/44	100,000	94,656

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Road & Rail (continued)
CSX (continued)
4.40% 3/1/43	200,000	$199,191
5.50% 4/15/41	200,000	232,148
6.15% 5/1/37	120,000	148,756
6.22% 4/30/40	100,000	126,018
7.375% 2/1/19	100,000	122,529
GATX
2.50% 3/15/19	167,000	168,274
5.20% 3/15/44	50,000	53,491
Kansas City Southern de Mexico de CV 2.35% 5/15/20	150,000	143,888
Kansas City Southern Railway 4.30% 5/15/43	100,000	95,309
Norfolk Southern
2.903% 2/15/23	121,000	118,033
3.00% 4/1/22	118,000	118,191
3.25% 12/1/21	100,000	102,699
3.85% 1/15/24	150,000	156,418
4.80% 8/15/43	125,000	133,517
4.837% 10/1/41	111,000	118,196
5.75% 4/1/18	100,000	114,289
5.90% 6/15/19	100,000	116,736
6.00% 5/23/11	100,000	119,715
7.70% 5/15/17	240,000	283,044
Ryder System
2.50% 3/1/17	200,000	206,597
5.85% 11/1/16	100,000	110,192
Union Pacific
3.646% 2/15/24	185,000	192,989
4.00% 2/1/21	65,000	70,957
4.163% 7/15/22	190,000	207,433
4.75% 9/15/41	200,000	218,744
4.75% 12/15/43	105,000	114,532
4.821% 2/1/44	25,000	27,437

		7,699,242

Semiconductors & Semiconductor Equipment–0.16%
Altera 2.50% 11/15/18	250,000	254,102
Analog Devices 3.00% 4/15/16	100,000	103,713
Applied Materials 5.85% 6/15/41	100,000	117,303
Broadcom 2.50% 8/15/22	250,000	237,039
Intel
1.35% 12/15/17	400,000	400,449
1.95% 10/1/16	200,000	205,340
2.70% 12/15/22	150,000	146,103
3.30% 10/1/21	254,000	263,434
4.00% 12/15/32	250,000	250,329
4.25% 12/15/42	250,000	245,949
4.80% 10/1/41	172,000	182,856
KLA-Tencor 6.90% 5/1/18	100,000	117,757
Maxim Integrated Products 2.50% 11/15/18	200,000	202,570

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products (continued)
3.375% 3/15/23	100,000	$97,809
Texas Instruments
1.65% 8/3/19	100,000	98,388
2.25% 5/1/23	250,000	234,415
2.375% 5/16/16	100,000	103,414
2.75% 3/12/21	200,000	202,404
Xilinx 3.00% 3/15/21	200,000	202,166

		3,665,540

Software–0.29%
Adobe Systems 4.75% 2/1/20	85,000	94,664
Autodesk 1.95% 12/15/17	100,000	101,131
CA
2.875% 8/15/18	150,000	153,609
5.375% 12/1/19	100,000	112,557
Intuit 5.75% 3/15/17	100,000	111,722
Microsoft
1.625% 9/25/15	300,000	305,048
2.375% 5/1/23	150,000	143,891
3.00% 10/1/20	300,000	313,747
3.50% 11/15/42	150,000	134,180
3.625% 12/15/23	300,000	314,218
4.20% 6/1/19	200,000	222,627
4.50% 10/1/40	100,000	104,173
4.875% 12/15/43	100,000	110,356
5.20% 6/1/39	200,000	228,189
5.30% 2/8/41	400,000	466,182
Oracle
1.20% 10/15/17	350,000	349,812
2.25% 10/8/19	300,000	299,664
2.375% 1/15/19	200,000	203,583
2.50% 10/15/22	550,000	527,172
3.875% 7/15/20	100,000	108,156
4.30% 7/8/34	300,000	299,880
5.00% 7/8/19	250,000	285,423
5.25% 1/15/16	200,000	214,360
5.375% 7/15/40	400,000	456,383
5.75% 4/15/18	375,000	431,304
6.125% 7/8/39	150,000	188,882
6.50% 4/15/38	200,000	258,731
Symantec
3.95% 6/15/22	150,000	152,083
4.20% 9/15/20	100,000	103,899

		6,795,626

Specialty Retail–0.23%
Advance Auto Parts
4.50% 1/15/22	100,000	106,774
4.50% 12/1/23	100,000	105,643
AutoZone 2.875% 1/15/23	100,000	95,809

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Specialty Retail (continued)
AutoZone (continued) 4.00% 11/15/20	75,000	$79,878
Gap 5.95% 4/12/21	150,000	173,839
Home Depot
2.00% 6/15/19	400,000	400,740
2.25% 9/10/18	143,000	146,480
2.70% 4/1/23	150,000	145,869
3.75% 2/15/24	200,000	209,486
4.20% 4/1/43	150,000	147,415
4.40% 4/1/21	100,000	112,243
4.875% 2/15/44	96,000	105,033
5.40% 3/1/16	450,000	485,788
5.40% 9/15/40	100,000	116,405
5.875% 12/16/36	350,000	434,403
5.95% 4/1/41	100,000	125,791
Lowe’s
1.625% 4/15/17	150,000	152,143
3.12% 4/15/22	100,000	101,675
3.875% 9/15/23	200,000	211,295
4.625% 4/15/20	150,000	165,650
4.65% 4/15/42	100,000	105,340
5.40% 10/15/16	200,000	220,319
5.80% 10/15/36	200,000	242,239
5.80% 4/15/40	20,000	24,169
6.65% 9/15/37	100,000	132,064
O’Reilly Automotive
3.80% 9/1/22	100,000	102,467
4.875% 1/14/21	45,000	49,283
QVC 4.375% 3/15/23	600,000	610,576
Signet UK Finance 4.70% 6/15/24	50,000	50,907
TJX
2.50% 5/15/23	100,000	95,220
4.20% 8/15/15	50,000	51,925
6.95% 4/15/19	55,000	66,987

		5,373,855

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	94,510
3.625% 5/1/43	100,000	92,730
Ralph Lauren 2.125% 9/26/18	50,000	50,596
VF 6.00% 10/15/33	150,000	179,772

		417,608

Thrift & Mortgage Finance–0.01%
People’s United Financial 3.65% 12/6/22	150,000	150,624
Santander Holdings USA
3.00% 9/24/15	40,000	41,098
4.625% 4/19/16	100,000	106,366

		298,088

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Tobacco–0.23%
Altria Group
2.85% 8/9/22	200,000	$192,802
4.00% 1/31/24	89,000	91,632
4.125% 9/11/15	400,000	416,326
4.50% 5/2/43	100,000	96,781
4.75% 5/5/21	200,000	220,926
5.375% 1/31/44	63,000	69,272
9.70% 11/10/18	119,000	156,074
9.95% 11/10/38	113,000	188,815
10.20% 2/6/39	97,000	165,175
Lorillard Tobacco
2.30% 8/21/17	100,000	102,141
3.50% 8/4/16	45,000	47,100
3.75% 5/20/23	200,000	197,893
8.125% 6/23/19	100,000	124,807
8.125% 5/1/40	100,000	135,191
Philip Morris International
1.875% 1/15/19	500,000	499,356
2.50% 5/16/16	250,000	259,022
2.90% 11/15/21	250,000	252,464
3.60% 11/15/23	600,000	621,194
4.125% 3/4/43	150,000	145,097
4.375% 11/15/41	200,000	200,955
4.50% 3/26/20	100,000	111,696
4.50% 3/20/42	100,000	102,157
5.65% 5/16/18	300,000	344,710
6.375% 5/16/38	150,000	193,107
Reynolds American
4.75% 11/1/42	125,000	119,651
4.85% 9/15/23	225,000	241,541
6.15% 9/15/43	125,000	143,663

		5,439,548

Trading Companies & Distributors–0.00%
GATX 3.90% 3/30/23	101,000	102,863

		102,863

Wireless Telecommunication Services–0.21%
Alltel 7.875% 7/1/32	100,000	138,955
America Movil
2.375% 9/8/16	400,000	411,792
3.125% 7/16/22	200,000	197,300
4.375% 7/16/42	200,000	189,899
5.00% 3/30/20	200,000	222,734
6.125% 11/15/37	150,000	177,306
6.125% 3/30/40	250,000	296,955
6.375% 3/1/35	25,000	30,077
Rogers Communications
3.00% 3/15/23	125,000	120,516
4.10% 10/1/23	300,000	313,351
4.50% 3/15/43	100,000	97,557

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Rogers Communications (continued)
5.00% 3/15/44	100,000	$104,691
6.80% 8/15/18	150,000	178,431
7.50% 8/15/38	25,000	33,896
Vodafone Group
1.50% 2/19/18	350,000	347,976
2.50% 9/26/22	300,000	282,174
2.95% 2/19/23	225,000	217,954
4.375% 2/19/43	150,000	143,622
5.45% 6/10/19	200,000	229,708
5.625% 2/27/17	300,000	334,047
6.15% 2/27/37	700,000	834,504
7.875% 2/15/30	100,000	138,602

		5,042,047

Total Corporate Bonds (Cost $545,386,018)		578,530,213

MUNICIPAL BONDS–0.90%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	61,166
7.834% 2/15/41	55,000	77,970
8.084% 2/15/50	800,000	1,204,912
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	269,598
Series S1 6.793% 4/1/30	100,000	124,083
Series S1 6.918% 4/1/40	100,000	134,732
Series S1 7.043% 4/1/50	100,000	141,515
California State 3.95% 11/1/15	100,000	104,751
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	249,030
7.30% 10/1/39	1,100,000	1,566,477
7.50% 4/1/34	325,000	462,963
7.55% 4/1/39	600,000	902,592
7.60% 11/1/40	80,000	121,031
7.625% 3/1/40	85,000	125,480
7.95% 3/1/36	100,000	122,000
California State Various Purposes
5.75% 3/1/17	100,000	112,740
5.95% 4/1/16	35,000	38,270
6.20% 10/1/19	100,000	120,036
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	60,231
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	107,024

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	$124,953
Series B 6.899% 12/1/40	40,000	49,954
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	112,287
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	54,805
Series C 6.82% 7/1/45	75,000	103,439
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	119,726
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	113,428
Series E 4.20% 12/1/21	100,000	109,860
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	121,567
Series D 5.09% 10/1/30	200,000	225,372
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	257,992
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF)	100,000	116,287
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	111,128
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	126,348
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	112,251
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	179,965
Illinois State
4.961% 3/1/16	100,000	106,544
5.665% 3/1/18	250,000	280,023
Illinois State Taxable Pension
4.35% 6/1/18	500,000	530,485
4.95% 6/1/23	100,000	105,681
5.10% 6/1/33	800,000	804,576
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	120,652
Los Angeles, California Community College District
6.60% 8/1/42	100,000	138,511
6.75% 8/1/49	100,000	143,112
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	126,333
7.618% 8/1/40	100,000	132,841

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	$31,321
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	30,705
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	422,207
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	79,082
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	64,259
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	122,005
6.668% 11/15/39	130,000	172,548
Series E 6.814% 11/15/40	500,000	675,090
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	115,087
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	152,641
Taxable 6.637% 4/1/57	150,000	183,729
Taxable 7.055% 4/1/57	100,000	113,518
New Jersey Economic Development Authority
1.096% 6/15/16	250,000	250,063
Series A 7.425% 2/15/29 (NATL-RE)	225,000	294,325
^Series B 6.23% 2/15/22 (AGM)	200,000	151,272
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	129,724
Series C 5.754% 12/15/28	100,000	115,819
Series C 6.104% 12/15/28	200,000	221,264
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	490,633
Series F 7.414% 1/1/40	90,000	129,857
New York City, New York 5.517% 10/1/37	85,000	99,838
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	81,328
5.75% 6/15/41	100,000	124,675
5.79% 6/15/41	200,000	216,694
5.952% 6/15/42	100,000	128,666
6.011% 6/15/42	35,000	45,260
New York City, New York Taxable Build America Bonds Series A2 5.206% 10/1/31	100,000	112,887

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City, New York Taxable Build America Bonds (continued)
Series F-1 6.271% 12/1/37	100,000	$127,812
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	240,498
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	78,486
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	118,097
5.60% 3/15/40	100,000	121,653
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	60,026
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	113,092
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL-RE)	250,000	294,070
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	92,810
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	111,937
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	109,976
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	236,312
Series B 5.511% 12/1/45	150,000	175,391
Series B 6.105% 12/1/39	100,000	123,019
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	104,998
Port Authority of New York & New Jersey Series 181 4.96% 8/1/46	156,250	176,313
Port Authority of New York & New Jersey Taxable
(160th) 5.647% 11/1/40	250,000	298,405
(174TH) 4.458% 10/1/62	250,000	256,140
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	113,811
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	189,267
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	68,128
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	264,620
5.985% 2/1/39	50,000	64,203

	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	$129,755
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	131,482
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	125,875
Series B 6.00% 11/1/40	100,000	125,275
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	124,674
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	235,260
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	130,871
University of California Taxable Series AD 4.858% 5/15/11	250,000	251,835
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	116,528
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	128,459
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	102,047
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	67,196
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	104,332
Series D 4.554% 7/1/24	60,000	67,415
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	116,407
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	60,258
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	60,973
Series F 5.09% 8/1/33	100,000	114,571

Total Municipal Bonds (Cost $18,207,359)		21,121,495

NON-AGENCY ASSET-BACKED SECURITIES–0.49%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	250,000	273,323
Capital Auto Receivables Asset Trust Series 2013-3 A4 1.68% 4/20/18	1,770,000	1,790,836
CarMax Auto Owner Trust Series 2013-2 A3 0.64% 1/16/18	400,000	400,431

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2013-2 A4 0.84% 11/15/18	750,000	$745,264
Carmax Auto Owner Trust Series 2013-3 A4 1.49% 1/15/19	400,000	403,349
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	400,000	422,341
Chase Issuance Trust
Series 2012-A8 A8 0.54% 10/16/17	750,000	750,607
Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,116,096
Citibank Credit Card Issuance Trust
Series 2005-A9 A9 5.10% 11/20/17	200,000	212,514
Series 2006-A3 A3 5.30% 3/15/18	250,000	269,681
Series 2007-A3 A3 6.15% 6/15/39	750,000	937,879
Series 2008-A1 A1 5.35% 2/7/20	150,000	170,183
Discover Card Execution Note Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	850,169
Hyundai Auto Receivables Trust
Series 2012-B A4 0.81% 3/15/18	250,000	250,887
Series 2013-B A3 0.71% 9/15/17	147,000	147,413
Santander Drive Auto Receivables Trust Series 2012-4 C 2.94% 12/15/17	2,000,000	2,049,486
World Financial Network Credit Card Master Trust Series 2013-B A 0.91% 3/16/20	750,000	751,568

Total Non-Agency Asset-Backed Securities (Cost $11,448,316)		11,542,027

ΔREGIONAL BONDS–0.35%
Canada–0.33%
British Columbia Province
1.20% 4/25/17	200,000	201,654
2.00% 10/23/22	150,000	142,533
2.10% 5/18/16	200,000	206,045
6.50% 1/15/26	100,000	132,167
7.25% 9/1/36	100,000	146,787
Manitoba Province
1.30% 4/3/17	250,000	252,701
2.10% 9/6/22	63,000	60,278
4.90% 12/6/16	300,000	329,987
New Brunswick Province 2.75% 6/15/18	200,000	209,596
Nova Scotia Province
2.375% 7/21/15	200,000	204,461
5.125% 1/26/17	50,000	55,440
Ontario Province
1.00% 7/22/16	300,000	302,181
1.10% 10/25/17	500,000	498,197
1.20% 2/14/18	100,000	99,406
1.60% 9/21/16	400,000	407,958
1.65% 9/27/19	100,000	98,574
1.875% 9/15/15	200,000	203,845
2.00% 9/27/18	300,000	304,794

	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Ontario Province (continued)
2.30% 5/10/16	300,000	$309,870
2.45% 6/29/22	150,000	146,728
3.00% 7/16/18	200,000	211,643
3.15% 12/15/17	250,000	265,901
4.00% 10/7/19	200,000	220,320
4.40% 4/14/20	400,000	448,947
5.45% 4/27/16	300,000	326,858
Quebec Province
2.625% 2/13/23	350,000	341,632
3.50% 7/29/20	300,000	321,498
4.625% 5/14/18	200,000	224,021
5.00% 3/1/16	300,000	322,543
7.50% 7/15/23	200,000	266,219
7.50% 9/15/29	175,000	249,546
Saskatchewan Province 8.50% 7/15/22	100,000	139,063

		7,651,393

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	105,406

		105,406

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	109,479
5.00% 5/16/17	200,000	222,278

		331,757

Total Regional Bonds (Cost $7,843,550)		8,088,556

ΔSOVEREIGN BONDS–1.72%
Brazil–0.22%
Brazil Global Bond
8.875% 4/15/24	100,000	140,750
10.125% 5/15/27	226,000	360,470
Republic of Brazil
4.25% 1/7/25	1,140,000	1,156,815
4.875% 1/22/21	600,000	657,000
5.625% 1/7/41	325,000	351,000
6.00% 1/17/17	500,000	557,250
7.125% 1/20/37	600,000	762,000
8.00% 1/15/18	88,889	99,333
8.25% 1/20/34	150,000	208,500
8.75% 2/4/25	271,000	381,433
8.875% 10/14/19	200,000	261,500
11.00% 8/17/40	300,000	334,950

		5,271,001

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.08%
Canada Government 0.875% 2/14/17	500,000	$501,523
Canada Government International Bond 1.625% 2/27/19	800,000	803,392
Export Development Canada
0.625% 12/15/16	500,000	499,043
0.75% 12/15/17	200,000	197,533

		2,001,491

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	94,700
3.875% 8/5/20	250,000	269,250

		363,950

Colombia–0.11%
Republic of Colombia
2.625% 3/15/23	200,000	187,500
4.00% 2/26/24	250,000	258,375
6.125% 1/18/41	200,000	241,000
7.375% 3/18/19	700,000	855,750
7.375% 9/18/37	500,000	683,750
8.125% 5/21/24	250,000	338,750

		2,565,125

Israel–0.05%
Israel Government AID Bond 5.50% 4/26/24	200,000	244,491
Israel Government International Bond
3.15% 6/30/23	200,000	200,000
4.00% 6/30/22	150,000	160,260
4.50% 1/30/43	200,000	196,750
5.125% 3/26/19	175,000	198,625
5.50% 11/9/16	100,000	110,875

		1,111,001

Italy–0.10%
Republic of Italy
4.75% 1/25/16	200,000	212,543
5.25% 9/20/16	400,000	436,767
5.375% 6/12/17	200,000	221,967
5.375% 6/15/33	800,000	947,261
6.875% 9/27/23	350,000	448,958

		2,267,496

Japan–0.12%
Development Bank of Japan 5.125% 2/1/17	200,000	221,707
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	250,719
1.75% 7/31/18	500,000	504,571
1.75% 11/13/18	500,000	501,699

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
1.75% 5/29/19	200,000	$200,093
2.25% 7/13/16	200,000	206,645
2.50% 1/21/16	200,000	206,439
2.50% 5/18/16	400,000	414,651
3.375% 7/31/23	200,000	210,124

		2,716,648

Mexico–0.20%
Mexico Government International Bond
3.50% 1/21/21	120,000	124,920
3.625% 3/15/22	868,000	902,720
4.00% 10/2/23	550,000	578,738
4.75% 3/8/44	1,000,000	1,025,000
5.625% 1/15/17	250,000	278,125
5.75% 10/12/10	500,000	533,000
6.05% 1/11/40	475,000	578,075
6.75% 9/27/34	500,000	650,000

		4,670,578

Panama–0.04%
Panama Government International Bond
5.20% 1/30/20	300,000	336,300
6.70% 1/26/36	200,000	247,700
7.125% 1/29/26	100,000	127,750
8.875% 9/30/27	100,000	143,750
9.375% 4/1/29	100,000	149,300

		1,004,800

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	112,450
6.55% 3/14/37	500,000	630,750
7.125% 3/30/19	225,000	275,063
7.35% 7/21/25	100,000	133,000
8.375% 5/3/16	100,000	113,300
8.75% 11/21/33	200,000	305,400

		1,569,963

Philippines–0.16%
Republic of Philippines
5.00% 1/13/37	500,000	553,750
7.75% 1/14/31	1,000,000	1,385,000
8.375% 6/17/19	1,000,000	1,278,750
9.50% 2/2/30	300,000	470,250

		3,687,750

Poland–0.09%
Republic of Poland
3.00% 3/17/23	250,000	243,500
5.00% 3/23/22	500,000	557,000
5.125% 4/21/21	700,000	789,250

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland (continued)
6.375% 7/15/19	380,000	$451,250

		2,041,000

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	216,442
5.125% 12/7/16	100,000	110,428
7.125% 4/16/19	200,000	247,012

		573,882

South Africa–0.05%
South Africa Government International Bond
4.665% 1/17/24	250,000	255,938
5.875% 5/30/22	100,000	111,750
5.875% 9/16/25	200,000	222,900
6.25% 3/8/41	100,000	116,250
6.875% 5/27/19	500,000	580,625

		1,287,463

Sweden–0.06%
Svensk Exportkredit
0.625% 9/4/15	600,000	602,450
0.625% 5/31/16	200,000	200,309
1.125% 4/5/18	300,000	297,325
1.75% 10/20/15	55,000	56,025
5.125% 3/1/17	250,000	277,681

		1,433,790

Turkey–0.30%
Turkey Government International Bond
4.875% 4/16/43	500,000	472,500
5.75% 3/22/24	200,000	219,500
6.00% 1/14/41	1,100,000	1,179,750
6.25% 9/26/22	400,000	451,720
6.625% 2/17/45	800,000	930,000
6.75% 4/3/18	1,800,000	2,036,700
7.375% 2/5/25	1,500,000	1,826,250

		7,116,420

Uruguay–0.03%
Uruguay Government International Bond
7.625% 3/21/36	250,000	336,875
8.00% 11/18/22	200,000	262,500

		599,375

Total Sovereign Bonds (Cost $38,763,615)		40,281,733

SUPRANATIONAL BANKS–1.62%
African Development Bank
0.75% 10/18/16	250,000	251,735
0.875% 5/15/17	115,000	114,947
0.875% 3/15/18	250,000	246,449

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
1.125% 3/15/17	200,000	$201,512
1.25% 9/2/16	350,000	354,928
2.50% 3/15/16	100,000	103,530
Andina de Fomento
3.75% 1/15/16	200,000	209,024
4.375% 6/15/22	250,000	266,393
8.125% 6/4/19	140,000	175,912
Asian Development Bank
0.50% 8/17/15	300,000	300,978
1.125% 3/15/17	500,000	504,315
1.375% 3/23/20	200,000	194,049
1.75% 9/11/18	500,000	507,265
1.75% 3/21/19	350,000	352,259
1.875% 4/12/19	300,000	303,399
2.50% 3/15/16	250,000	258,871
5.50% 6/27/16	200,000	219,655
5.593% 7/16/18	200,000	229,652
Council of Europe Development Bank
1.125% 5/31/18	300,000	297,737
1.25% 9/22/16	200,000	202,623
1.50% 2/22/17	100,000	101,740
1.50% 6/19/17	100,000	101,569
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	251,205
1.00% 6/15/18	250,000	246,463
1.00% 9/17/18	150,000	147,290
1.50% 3/16/20	250,000	242,959
1.625% 4/10/18	250,000	253,043
1.625% 11/15/18	500,000	502,553
2.50% 3/15/16	500,000	517,771
European Investment Bank
0.50% 8/15/16	500,000	499,627
0.625% 4/15/16	2,000,000	2,006,790
0.875% 4/18/17	500,000	500,326
1.00% 7/15/15	225,000	226,858
1.00% 3/15/18	1,000,000	991,215
1.00% 6/15/18	1,000,000	986,841
1.125% 9/15/17	200,000	200,650
1.375% 10/20/15	500,000	507,253
1.625% 9/1/15	700,000	711,066
1.625% 6/15/17	1,000,000	1,020,723
1.875% 3/15/19	500,000	504,903
2.125% 7/15/16	200,000	206,509
2.25% 3/15/16	1,500,000	1,546,878
2.50% 4/15/21	1,500,000	1,527,714
2.875% 9/15/20	350,000	365,993
3.25% 1/29/24	600,000	628,069
4.00% 2/16/21	400,000	444,834
4.875% 2/16/16	300,000	321,832
4.875% 1/17/17	400,000	441,295
4.875% 2/15/36	100,000	120,128
5.125% 5/30/17	500,000	560,329

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
FMS Wertmanagement
0.625% 4/18/16	200,000	$200,661
1.00% 11/21/17	250,000	248,831
1.625% 11/20/18	500,000	501,882
Inter-American Development Bank
0.50% 8/17/15	225,000	225,760
0.875% 11/15/16	200,000	200,980
0.875% 3/15/18	500,000	492,561
1.00% 7/14/17	200,000	200,306
1.125% 3/15/17	250,000	252,881
1.375% 7/15/20	250,000	241,155
1.75% 8/24/18	500,000	507,349
2.125% 11/9/20	400,000	402,528
3.00% 10/4/23	500,000	519,985
3.00% 2/21/24	400,000	413,712
3.20% 8/7/42	100,000	89,527
3.875% 2/14/20	200,000	221,209
3.875% 10/28/41	100,000	100,212
4.25% 9/14/15	375,000	393,289
4.375% 1/24/44	56,000	61,349
5.125% 9/13/16	500,000	548,427
International Bank for Reconstruction & Development
0.375% 8/24/15	100,000	100,192
0.50% 4/15/16	500,000	500,651
0.50% 5/16/16	600,000	600,524
0.625% 10/14/16	600,000	599,991
0.875% 4/17/17	624,000	625,606
1.00% 9/15/16	750,000	757,205
1.125% 7/18/17	150,000	150,868
1.875% 3/15/19	1,000,000	1,015,461
2.125% 3/15/16	500,000	515,035
2.125% 11/1/20	1,000,000	1,008,362
2.125% 2/13/23	100,000	98,819
4.75% 2/15/35	50,000	58,910
5.00% 4/1/16	300,000	324,062
7.625% 1/19/23	100,000	139,433
International Finance
0.50% 5/16/16	150,000	149,949
0.625% 11/15/16	200,000	199,619
0.625% 12/21/17	200,000	196,170
0.875% 6/15/18	1,000,000	980,788
1.00% 4/24/17	250,000	250,385
1.125% 11/23/16	300,000	302,439
2.125% 11/17/17	200,000	206,975
2.25% 4/11/16	300,000	309,424
Nordic Investment Bank
0.50% 4/14/16	375,000	375,444
1.00% 3/7/17	350,000	351,839
2.50% 7/15/15	200,000	204,811

	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
North American Development Bank 4.375% 2/11/20	100,000	$110,922

Total Supranational Banks (Cost $37,310,960)		37,936,147

U.S. TREASURY OBLIGATIONS–35.01%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,325,983
2.75% 11/15/42	3,500,000	3,125,119
2.875% 5/15/43	9,000,000	8,226,558
3.00% 5/15/42	2,850,000	2,688,798
3.125% 11/15/41	4,000,000	3,877,500
3.125% 2/15/42	3,050,000	2,951,827
3.125% 2/15/43	9,000,000	8,666,019
3.50% 2/15/39	2,650,000	2,765,938
3.625% 8/15/43	5,000,000	5,282,420
3.625% 2/15/44	3,000,000	3,166,407
3.75% 8/15/41	3,850,000	4,183,264
3.875% 8/15/40	3,750,000	4,161,330
4.25% 11/15/40	4,000,000	4,711,564
4.375% 5/15/40	2,500,000	2,998,633
4.375% 5/15/41	2,750,000	3,306,875
4.50% 2/15/36	1,500,000	1,822,383
4.50% 5/15/38	950,000	1,155,438
4.50% 8/15/39	3,350,000	4,084,384
4.625% 2/15/40	4,100,000	5,100,015
4.75% 2/15/41	3,750,000	4,765,721
5.00% 5/15/37	3,000,000	3,895,548
5.25% 11/15/28	500,000	640,703
5.25% 2/15/29	1,200,000	1,538,719
5.375% 2/15/31	500,000	656,680
5.50% 8/15/28	500,000	654,297
6.00% 2/15/26	750,000	1,002,773
6.125% 11/15/27	800,000	1,098,938
6.125% 8/15/29	300,000	418,852
6.375% 8/15/27	1,250,000	1,749,121
6.625% 2/15/27	750,000	1,063,887
6.75% 8/15/26	500,000	711,797
6.875% 8/15/25	1,000,000	1,417,188
7.50% 11/15/24	500,000	729,766
7.625% 2/15/25	500,000	738,711
U.S. Treasury Notes
0.25% 7/15/15	3,000,000	3,003,235
0.25% 7/31/15	2,000,000	2,002,226
0.25% 8/15/15	11,500,000	11,511,684
0.25% 9/15/15	12,000,000	12,013,356
0.25% 10/15/15	3,500,000	3,503,759
0.25% 12/15/15	3,000,000	3,000,762
0.25% 2/29/16	3,000,000	2,997,306
0.375% 8/31/15	35,000,000	35,089,565
0.375% 1/15/16	5,000,000	5,008,205
0.375% 2/15/16	3,000,000	3,003,810
0.375% 3/15/16	2,500,000	2,501,613

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.50% 7/31/17	9,000,000	$8,881,875
0.625% 7/15/16	4,000,000	4,012,500
0.625% 8/15/16	4,000,000	4,010,000
0.625% 10/15/16	5,000,000	5,005,665
0.625% 5/31/17	4,350,000	4,321,455
0.625% 8/31/17	19,600,000	19,387,928
0.625% 9/30/17	2,500,000	2,469,335
0.625% 11/30/17	2,250,000	2,215,899
0.625% 4/30/18	4,000,000	3,906,092
0.75% 10/31/17	15,000,000	14,857,035
0.75% 12/31/17	4,000,000	3,949,844
0.75% 2/28/18	2,500,000	2,461,035
0.75% 3/31/18	20,000,000	19,652,340
0.875% 11/30/16	5,000,000	5,031,250
0.875% 12/31/16	12,200,000	12,264,806
0.875% 1/31/17	5,000,000	5,022,850
0.875% 2/28/17	6,200,000	6,223,734
0.875% 4/30/17	6,000,000	6,011,250
0.875% 1/31/18	9,500,000	9,410,197
0.875% 7/31/19	1,000,000	961,719
1.00% 8/31/16	4,000,000	4,041,876
1.00% 9/30/16	9,000,000	9,088,596
1.00% 10/31/16	5,250,000	5,300,038
1.00% 5/31/18	2,300,000	2,275,293
1.00% 11/30/19	3,500,000	3,364,921
1.125% 5/31/19	2,000,000	1,955,156
1.125% 4/30/20	17,000,000	16,314,016
1.25% 8/31/15	4,000,000	4,051,640
1.25% 9/30/15	3,000,000	3,040,605
1.25% 10/31/15	4,500,000	4,563,810
1.25% 11/30/18	3,000,000	2,973,165
1.25% 1/31/19	3,750,000	3,708,251
1.375% 11/30/15	7,500,000	7,622,318
1.375% 6/30/18	3,000,000	3,007,149
1.375% 7/31/18	35,000,000	35,049,210
1.375% 9/30/18	2,000,000	1,997,734
1.375% 11/30/18	3,000,000	2,992,032
1.375% 12/31/18	3,500,000	3,486,056
1.375% 1/31/20	15,000,000	14,669,535
1.50% 6/30/16	3,000,000	3,062,109
1.50% 7/31/16	5,000,000	5,104,490
1.50% 8/31/18	6,000,000	6,031,872
1.50% 12/31/18	12,300,000	12,307,688
1.625% 8/15/22	4,500,000	4,272,890
1.625% 11/15/22	6,750,000	6,380,330
1.75% 7/31/15	6,500,000	6,612,736
1.75% 5/31/16	5,000,000	5,127,150
1.75% 10/31/18	2,000,000	2,028,750
1.75% 5/15/22	7,000,000	6,739,138
1.75% 5/15/23	25,000,000	23,683,600
1.875% 8/31/17	3,000,000	3,085,665
1.875% 9/30/17	2,000,000	2,055,624

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.875% 10/31/17	2,000,000	$2,055,860
2.00% 1/31/16	4,500,000	4,622,256
2.00% 4/30/16	6,000,000	6,177,540
2.00% 11/15/21	4,700,000	4,641,983
2.00% 2/15/22	8,000,000	7,876,872
2.00% 2/15/23	9,150,000	8,885,510
2.125% 12/31/15	5,000,000	5,140,135
2.125% 2/29/16	4,000,000	4,120,548
2.125% 8/31/20	9,000,000	9,094,221
2.125% 8/15/21	7,500,000	7,496,483
2.25% 3/31/16	3,000,000	3,099,435
2.25% 11/30/17	3,750,000	3,898,095
2.25% 7/31/18	3,000,000	3,110,157
2.375% 3/31/16	2,000,000	2,071,172
2.375% 7/31/17	2,000,000	2,088,204
2.375% 5/31/18	4,000,000	4,170,780
2.375% 6/30/18	3,000,000	3,127,617
2.50% 6/30/17	1,900,000	1,990,695
2.50% 8/15/23	3,250,000	3,269,806
2.625% 2/29/16	2,000,000	2,077,070
2.625% 4/30/16	1,000,000	1,041,055
2.625% 1/31/18	2,000,000	2,105,078
2.625% 4/30/18	3,000,000	3,157,266
2.625% 8/15/20	6,000,000	6,245,628
2.625% 11/15/20	6,500,000	6,752,889
2.75% 11/30/16	2,500,000	2,627,735
2.75% 5/31/17	3,000,000	3,164,532
2.75% 12/31/17	2,000,000	2,113,750
2.75% 2/28/18	2,500,000	2,643,360
2.75% 2/15/19	5,000,000	5,277,150
2.75% 2/15/24	16,000,000	16,364,992
2.875% 3/31/18	3,000,000	3,185,391
3.00% 8/31/16	2,000,000	2,107,110
3.00% 9/30/16	2,000,000	2,110,156
3.00% 2/28/17	2,000,000	2,119,688
3.125% 10/31/16	2,500,000	2,647,460
3.125% 1/31/17	3,500,000	3,718,341
3.125% 4/30/17	2,500,000	2,662,110
3.125% 5/15/19	4,000,000	4,290,468
3.125% 5/15/21	3,500,000	3,737,342
3.25% 5/31/16	1,700,000	1,792,504
3.25% 6/30/16	1,500,000	1,583,613
3.25% 7/31/16	1,850,000	1,956,231
3.25% 12/31/16	2,500,000	2,660,548
3.25% 3/31/17	2,500,000	2,669,140
3.375% 11/15/19	6,500,000	7,064,434
3.50% 2/15/18	4,100,000	4,442,096
3.50% 5/15/20	4,000,000	4,374,532
3.625% 8/15/19	5,500,000	6,039,473
3.625% 2/15/20	6,000,000	6,600,702
3.625% 2/15/21	9,000,000	9,907,380
3.75% 11/15/18	3,630,000	3,993,425

LVIP SSgA Bond Index Fund–51

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.875% 5/15/18	4,850,000	$5,336,896
4.00% 8/15/18	5,550,000	6,151,609
4.25% 8/15/15	6,500,000	6,798,597
4.25% 11/15/17	2,500,000	2,766,308
4.50% 11/15/15	7,000,000	7,411,796
4.50% 2/15/16	3,000,000	3,204,375
4.50% 5/15/17	1,350,000	1,491,064
4.625% 11/15/16	3,600,000	3,941,719
4.625% 2/15/17	1,700,000	1,873,786
4.75% 8/15/17	2,500,000	2,795,118
4.875% 8/15/16	2,000,000	2,185,078
5.125% 5/15/16	1,500,000	1,632,452
6.25% 8/15/23	1,600,000	2,111,250
7.125% 2/15/23	1,000,000	1,377,930
7.25% 5/15/16	1,000,000	1,128,027
7.25% 8/15/22	500,000	687,285
7.50% 11/15/16	800,000	930,469
7.625% 11/15/22	500,000	705,371
7.875% 2/15/21	750,000	1,025,771
8.00% 11/15/21	1,700,000	2,381,860
8.125% 8/15/19	750,000	990,469
8.125% 5/15/21	500,000	696,348
8.125% 8/15/21	700,000	981,532
8.50% 2/15/20	150,000	204,428

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.75% 5/15/17	1,000,000	$1,225,977
8.75% 5/15/20	900,000	1,249,875
8.75% 8/15/20	800,000	1,119,031
8.875% 8/15/17	750,000	933,984
8.875% 2/15/19	750,000	999,844
9.125% 5/15/18	250,000	325,303
9.25% 2/15/16	200,000	229,125
9.875% 11/15/15	500,000	566,524
10.625% 8/15/15	500,000	558,828

Total U.S. Treasury Obligations (Cost $803,800,505)		821,556,976

	Number of Shares
MONEY MARKET FUND–4.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	97,622,264	97,622,264

Total Money Market Fund (Cost $97,622,264)		97,622,264

TOTAL VALUE OF SECURITIES–103.39% (Cost $2,352,156,375)	2,426,038,789
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.39%)	(79,475,319)

NET ASSETS APPLICABLE TO 205,317,946 SHARES OUTSTANDING–100.00%	$2,346,563,470

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,305,884,682 / 114,212,031 Shares)	$11.434

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($1,040,678,788 / 91,105,915 Shares)	$11.423

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,246,417,546
Undistributed net investment income	24,371,724
Accumulated net realized gain on investments	1,891,786
Net unrealized appreciation of investments	73,882,414

Total net assets	$2,346,563,470

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $4,459,826, which represents 0.19% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

«	Of this amount, $86,667 represents cash overdraft, $93,227,919 represents payable for securities purchased and $345,110 represents payable for fund shares redeemed as of June 30, 2014.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Ý	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

LVIP SSgA Bond Index Fund–52

LVIP SSgA Bond Index Fund Statement of Net Assets (continued)

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 6/30/14	Interest Income
Lincoln National	$ 494,415	$—	$—	$—	$520,387	$9,875

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2014.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–53

LVIP SSgA Bond Index Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA Bond Index Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Interest	$28,734,994
Dividends	109

28,735,103

EXPENSES:
Management fees	4,592,707
Distribution fees-Service Class	1,283,990
Accounting and administration expenses	281,059
Pricing fees	164,681
Reports and statements to shareholders	73,889
Professional fees.	37,449
Trustees’ fees and expenses	23,687
Custodian fees	15,047
Consulting fees	1,980
Other	11,480

6,485,969
Less management fees waived	(1,300,758)

Total operating expenses	5,185,211

NET INVESTMENT INCOME	23,549,892

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,325,817
Net change in unrealized appreciation (depreciation) of investments	56,988,348

NET REALIZED AND UNREALIZED GAIN	62,314,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,864,057

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,549,892	$36,967,226
Net realized gain	5,325,817	3,652,891
Net change in unrealized appreciation (depreciation)	56,988,348	(90,209,085)

Net increase (decrease) in net assets resulting from operations	85,864,057	(49,588,968)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(24,994,532)
Service Class	—	(18,058,774)
Net realized gain:
Standard Class	—	(3,859,432)
Service Class	—	(3,402,557)

	—	(50,315,295)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	140,560,059	686,917,457
Service Class	44,053,314	153,281,656
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	28,853,964
Service Class	—	21,461,331

	184,613,373	890,514,408

Cost of shares redeemed:
Standard Class	(138,652,945)	(133,548,655)
Service Class	(72,427,539)	(129,463,576)

	(211,080,484)	(263,012,231)

Increase (decrease) in net assets derived from capital share transactions	(26,467,111)	627,502,177

NET INCREASE IN NET ASSETS	59,396,946	527,597,914
NET ASSETS:
Beginning of period	2,287,166,524	1,759,568,610

End of period	$2,346,563,470	$2,287,166,524

Undistributed net investment income	$24,371,724	$821,832

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund—54

LVIP SSgA Bond Index Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$11.012	$11.571	$11.420	$10.975	$10.555	$10.268

Income (loss) from investment operations:
Net investment income[2]	0.121	0.227	0.251	0.299	0.309	0.349
Net realized and unrealized gain (loss)	0.301	(0.524)	0.189	0.510	0.322	0.115

Total from investment operations	0.422	(0.297)	0.440	0.809	0.631	0.464

Less dividends and distributions from:
Net investment income	—	(0.225)	(0.288)	(0.362)	(0.211)	(0.177)
Net realized gain	—	(0.037)	(0.001)	(0.002)	—	—

Total dividends and distributions	—	(0.262)	(0.289)	(0.364)	(0.211)	(0.177)

Net asset value, end of period	$11.434	$11.012	$11.571	$11.420	$10.975	$10.555

Total return[3]	3.83%	(2.57% )	3.86%	7.40%	5.97%	4.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,305,884	$1,255,800	$721,970	$665,296	$286,221	$150,863
Ratio of expenses to average net assets	0.34%	0.38%	0.38%	0.39%	0.40%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of net investment income to average net assets	2.16%	2.00%	2.16%	2.63%	2.80%	3.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	1.89%	2.05%	2.53%	2.71%	3.24%
Portfolio turnover	34%	55%	70%	79%	129%	172%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–55

LVIP SSgA Bond Index Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$11.015	$11.574	$11.423	$10.979	$10.559	$10.271

Income (loss) from investment operations:
Net investment income[2]	0.107	0.199	0.222	0.269	0.281	0.323
Net realized and unrealized gain (loss)	0.301	(0.524)	0.189	0.512	0.321	0.114

Total from investment operations	0.408	(0.325)	0.411	0.781	0.602	0.437

Less dividends and distributions from:
Net investment income	—	(0.197)	(0.259)	(0.335)	(0.182)	(0.149)
Net realized gain	—	(0.037)	(0.001)	(0.002)	—	—

Total dividends and distributions	—	(0.234)	(0.260)	(0.337)	(0.182)	(0.149)

Net asset value, end of period	$11.423	$11.015	$11.574	$11.423	$10.979	10.559

Total return[3]	3.70%	(2.81% )	3.60%	7.13%	5.71%	4.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,040,679	$1,031,366	$1,037,599	$987,782	$980,494	$506,534
Ratio of expenses to average net assets	0.59%	0.63%	0.63%	0.64%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of net investment income to average net assets	1.91%	1.75%	1.91%	2.38%	2.55%	3.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.64%	1.80%	2.28%	2.46%	2.99%
Portfolio turnover	34%	55%	70%	79%	129%	172%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Bond Index Fund–56

LVIP SSgA Bond Index Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP SSgA Bond Index Fund–57

LVIP SSgA Bond Index Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.07% of the first $500 million of average daily net assets of the Fund; 0.12% of the next $1.5 billion of average daily net assets of the Fund; and 0.15% in excess of $2 billion of average daily net assets of the Fund. This agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $49,916 and $12,956, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Broad. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$546,951
Distribution fees payable to LFD	212,693

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$675,264,757
Purchases of U.S. government securities	111,636,065
Sales other than U.S. government securities	661,397,013
Sales of U.S. government securities	114,561,790

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,352,571,546

Aggregate unrealized appreciation	$83,355,086
Aggregate unrealized depreciation	(9,887,843)

Net unrealized appreciation	$73,467,243

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP SSgA Bond Index Fund–58

LVIP SSgA Bond Index Fund Notes to Financial Statements (continued) 3. Investments (continued)

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$2,277,117	$740,760

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures               contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted               prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for               the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default               rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange               contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)               (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$820,901,405	$820,901,405
Corporate Debt	—	578,530,213	578,530,213
Foreign Debt	—	86,306,436	86,306,436
Municipal Bonds	—	21,121,495	21,121,495
U.S. Treasury Obligations	—	821,556,976	821,556,976
Money Market Fund	97,622,264	—	97,622,264

Total	$97,622,264	$2,328,416,525	$2,426,038,789

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Bond Index Fund–59

LVIP SSgA Bond Index Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	12,479,430	60,811,157
Service Class	3,917,374	13,466,567
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,608,975
Service Class	—	1,940,216

	16,396,804	78,826,915

Shares redeemed:
Standard Class	(12,310,528)	(11,772,115)
Service Class	(6,448,184)	(11,422,241)

	(18,758,712)	(23,194,356)

Net increase (decrease)	(2,361,908)	55,632,559

5. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid. Rule 144A securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Bond Index Fund–60

LVIP SSgA Bond Index Fund Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–61

LVIP SSgA Funds

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2014

LVIP SSgA Funds

LVIP SSgA Funds

Disclosure

    OF FUND EXPENSES (unaudited)

For the Period January 1, 2014 to June 30, 2014

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,113.30	0.38%	$1.99
Service Class Shares	1,000.00	1,111.80	0.63%	3.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.67	0.63%	3.16

LVIP SSgA Emerging Markets 100 Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,025.00	0.44%	$2.21
Service Class Shares	1,000.00	1,023.70	0.69%	3.46
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Service Class Shares	1,000.00	1,021.37	0.69%	3.46

LVIP SSgA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,093.90	0.34%	$1.77
Service Class Shares	1,000.00	1,092.60	0.59%	3.06
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

LVIP SSgA Funds–1

LVIP SSgA Funds Disclosure OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,036.00	0.42%	$2.12
Service Class Shares	1,000.00	1,034.70	0.67%	3.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	97.25%
Australia	3.28%
Austria	1.29%
Belgium	1.22%
Canada	2.67%
Denmark	1.33%
Finland	3.22%
France	8.26%
Germany	6.35%
Hong Kong	7.39%
Israel	0.64%
Japan	30.77%
Netherlands	2.54%
Norway	2.03%
Portugal	0.67%
Singapore	2.44%
Spain	2.61%
Sweden	2.34%
Switzerland	2.39%
United Kingdom	15.81%
Right	0.02%
Warrant	0.00%
Money Market Fund	1.94%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.33%
Auto Components	1.88%
Automobiles	5.08%
Banks	5.81%
Beverages	0.64%
Building Products	0.60%
Chemicals	3.85%
Commercial Services & Supplies	1.35%
Communications Equipment	0.57%
Construction & Engineering	3.14%
Diversified Telecommunication Services	3.29%
Electric Utilities	2.71%
Electrical Equipment	0.83%

Sector	Percentage of Net Assets
Electronic Equipment, Instruments & Components	1.89%
Food & Staples Retailing	3.72%
Food Products	1.88%
Gas Utilities	0.66%
Health Care Providers & Services	0.63%
Hotels, Restaurants & Leisure	0.61%
Household Durables	1.95%
Industrial Conglomerates	1.87%
Insurance	9.22%
IT Services	0.59%
Leisure Products	0.55%
Machinery	1.41%
Marine	1.25%
Media	2.55%
Metals & Mining	5.28%
Multi-Utilities	1.94%
Oil, Gas & Consumable Fuels	6.82%
Paper & Forest Products	1.18%
Pharmaceuticals	4.67%
Real Estate Investment Trusts	0.69%
Real Estate Management & Development	5.40%
Road & Rail	2.00%
Technology Hardware, Storage & Peripherals	2.79%
Tobacco	1.41%
Trading Companies & Distributors	4.66%
Wireless Telecommunication Services	0.57%
Total	97.27%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Seiko Epson	0.85%
Alstom	0.83%
Sumitomo Metal Mining	0.80%
Suncor Energy	0.76%
Resona Holdings	0.75%
Fortum	0.73%
Japan Tobacco	0.72%
AstraZeneca	0.72%
Isuzu Motors	0.72%
Metso	0.71%
Total	7.59%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	94.36%
Brazil	7.79%
Czech Republic	0.97%
Hong Kong	27.92%
Hungary	1.01%
India	3.54%
Indonesia	0.81%
Malaysia	1.96%
Mexico	1.92%
Poland	3.00%
Republic of Korea	14.54%
Russia	5.95%
South Africa	6.00%
Taiwan	10.86%
Thailand	2.89%
Turkey	5.20%
Preferred Stock	2.74%
Money Market Fund	0.83%
Total Value of Securities	97.93%
Receivables and Other Assets Net of Liabilities	2.07%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Airlines	0.92%
Automobiles	4.74%
Banks	18.18%
Beverages	1.92%
Capital Markets	1.05%
Chemicals	1.73%
Commercial Banks	0.99%
Construction & Engineering	2.81%
Construction Materials	0.81%
Distributors	0.97%
Diversified Telecommunication Services	2.83%
Electric Utilities	4.01%
Electronic Equipment, Instruments & Components	2.83%
Food & Staples Retailing	1.84%

Sector	Percentage of Net Assets
Food Products	4.94%
Health Care Providers & Services	2.05%
Household Durables	0.96%
Independent Power and Renewable Electricity Producers	1.19%
Industrial Conglomerates	4.79%
Machinery	0.82%
Metals & Mining	8.61%
Multiline Retail	0.89%
Oil, Gas & Consumable Fuels	6.94%
Pharmaceuticals	1.01%
Real Estate Investment Trusts	0.98%
Real Estate Management & Development	3.31%
Semiconductors & Semiconductor Equipment	1.93%
Specialty Retail	1.97%
Technology Hardware, Storage & Peripherals	4.27%
Textiles, Apparel & Luxury Goods	0.79%
Tobacco	1.08%
Transportation Infrastructure	1.84%
Water Utilities	1.06%
Wireless Telecommunication Services	2.04%
Total	97.10%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
State Bank of India	1.28%
NTPC	1.19%
Pegatron	1.18%
Dongfeng Motor Group	1.17%
CJ CheilJedang	1.16%
Netcare	1.12%
Turkiye Is Bankasi Class C	1.12%
Turkiye Halk Bankasi	1.12%
CNOOC	1.10%
Cia Energetica de Minas Gerais ADR	1.09%
Total	11.53%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.88%
Aerospace & Defense	3.70%
Auto Components	1.99%
Automobiles	1.02%
Banks	3.67%
Beverages	2.16%
Capital Markets	0.95%
Chemicals	1.90%
Commercial Services & Supplies	2.02%
Communications Equipment	1.03%
Consumer Finance	0.99%
Containers & Packaging	0.93%
Distributors	0.94%
Diversified Financial Services	0.87%
Diversified Telecommunication Services	1.02%
Electric Utilities	4.12%
Electrical Equipment	0.95%
Electronic Equipment, Instruments & Components	0.98%
Food & Staples Retailing	0.91%
Food Products	3.84%
Health Care Equipment & Supplies	1.94%
Health Care Providers & Services	7.93%
Hotels, Restaurants & Leisure	0.92%
Household Durables	1.82%
Industrial Conglomerates	0.94%
Insurance	6.78%
IT Services	1.98%
Leisure Products	0.90%
Machinery	1.96%
Media	4.07%
Metals & Mining	2.03%
Multiline Retail	1.75%
Multi-Utilities	1.00%
Oil, Gas & Consumable Fuels	8.37%
Pharmaceuticals	1.84%
Real Estate Investment Trusts	1.98%
Road & Rail	1.97%
Semiconductors & Semiconductor Equipment	4.12%
Software	3.88%
Specialty Retail	1.97%
Technology Hardware, Storage & Peripherals	2.09%
Textiles, Apparel & Luxury Goods	0.64%
Thrifts & Mortgage Finance	0.92%
Tobacco	2.09%

Security Type/Sector	Percentage of Net Assets
Money Market Fund	1.86%
Short-Term Investments	0.10%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Molson Coors Brewing Class B	1.17%
Entergy	1.14%
ConocoPhillips	1.13%
Chesapeake Energy	1.12%
Apache	1.12%
Apple	1.12%
Intel	1.11%
Hess	1.11%
Broadcom Class A	1.09%
Best Buy	1.09%
Total	11.20%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.93%
Aerospace & Defense	1.38%
Air Freight & Logistics	0.50%
Airlines	0.46%
Auto Components	1.07%
Banks	0.88%
Capital Markets	7.03%
Chemicals	0.96%
Commercial Services & Supplies	3.40%
Communications Equipment	3.12%
Construction & Engineering	0.87%
Containers & Packaging	1.49%
Diversified Telecommunication Services	1.03%
Electric Utilities	1.51%
Electrical Equipment	1.74%
Electronic Equipment, Instruments & Components	3.95%
Energy Equipment & Services	2.48%
Food & Staples Retailing	1.78%
Food Products	1.05%
Health Care Equipment & Supplies	4.81%
Health Care Providers & Services	6.88%
Hotels, Restaurants & Leisure	1.08%
Household Durables	2.91%
Insurance	2.98%
Internet & Catalog Retail	0.48%
Internet Software & Services	1.40%
IT Services	3.46%
Life Sciences Tools & Services	0.49%
Machinery	2.91%
Media	2.46%
Metals & Mining	2.22%
Multiline Retail	0.59%
Multi-Utilities	1.06%
Oil, Gas & Consumable Fuels	3.81%
Paper & Forest Products	0.49%
Pharmaceuticals	0.60%
Professional Services	0.74%
Real Estate Investment Trusts	9.64%
Semiconductors & Semiconductor Equipment	2.49%
Software	1.81%
Specialty Retail	5.70%
Technology Hardware, Storage & Peripherals	0.50%
Thrifts & Mortgage Finance	0.50%
Tobacco	0.47%

Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	1.35%
Wireless Telecommunication Services	0.40%
Money Market Fund	2.63%
Short-Term Investments	0.18%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Halcon Resources	0.82%
InterDigital	0.68%
Global Cash Access Holdings	0.62%
Citi Trends	0.62%
Meadowbrook Insurance Group	0.61%
Providence Service	0.61%
Select Medical Holdings	0.61%
Group 1 Automotive	0.61%
OmniVision Technologies	0.60%
Prestige Brands Holdings	0.59%
Total	6.37%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.25%
Australia–3.28%
Asciano	1,153,751	$6,126,017
Bendigo & Adelaide Bank	527,371	6,067,836
Incitec Pivot	1,992,585	5,449,700
Sonic Healthcare	347,467	5,678,974
Woodside Petroleum	153,776	5,956,224

		29,278,751

Austria–1.29%
OMV	122,554	5,537,633
Voestalpine	126,484	6,019,156

		11,556,789

Belgium–1.22%
Ageas	124,810	4,979,058
Belgacom	177,551	5,891,812

		10,870,870

Canada–2.67%
Agrium	57,025	5,224,909
Canadian Oil Sands	264,779	6,001,177
Suncor Energy	158,946	6,778,875
Teck Resources Class B	257,332	5,875,810

		23,880,771

Denmark–1.33%
A.P. Moller-Maersk Class B	2,280	5,665,663
TDC	601,357	6,223,638

		11,889,301

Finland–3.22%
Fortum	242,415	6,509,083
Metso	168,078	6,367,996
Nokian Renkaat	137,509	5,366,100
Stora Enso Class R	519,842	5,060,853
UPM-Kymmene	320,189	5,471,466

		28,775,498

France–8.26%
Alstom	203,408	7,415,499
AXA	210,241	5,024,814
Bouygues	132,765	5,524,552
Cap Gemini	73,474	5,241,483
Casino Guichard Perrachon	46,048	6,105,250
GDF Suez	203,249	5,595,195
Orange	376,343	5,938,921
Renault	56,796	5,135,016
Rexel	211,948	4,956,783
Sanofi	53,324	5,664,417
SCOR SE	158,868	5,464,354
Total	84,763	6,125,738
Vinci	74,864	5,596,911

		73,788,933

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–6.35%
Allianz	32,896	$5,481,715
Bayerische Motoren Werke	43,465	5,512,228
Daimler	58,296	5,459,811
Deutsche Telekom	343,988	6,028,871
E.ON	284,494	5,874,315
Hannover Rueckversicherung	62,164	5,601,619
K+S	167,675	5,513,580
Muenchener Rueckversicherungs	25,450	5,641,796
RWE	137,036	5,885,220
Volkswagen	21,933	5,669,996

		56,669,151

Hong Kong–7.39%
BOC Hong Kong Holdings	1,952,500	5,655,696
Cheung Kong Holdings	333,000	5,907,798
Henderson Land Development	1,049,400	6,140,405
Hutchison Whampoa	412,771	5,645,387
Link REIT	1,131,000	6,085,235
MTR	1,503,500	5,790,638
New World Development	5,532,033	6,295,526
Sino Land	3,720,000	6,124,523
Sun Hung Kai Properties	451,153	6,187,793
Swire Pacific Class A	477,000	5,871,451
Wharf Holdings	870,000	6,263,717

		65,968,169

Israel–0.64%
Teva Pharmaceutical Industries	107,805	5,698,915

		5,698,915

Japan–30.77%
Aeon	489,700	6,022,467
Aisin Seiki	151,100	6,010,295
Bridgestone	153,900	5,384,943
Canon	179,500	5,839,530
Dai Nippon Printing	579,000	6,046,311
Daiichi Sankyo	327,700	6,113,142
Eisai	142,600	5,973,394
FUJIFILM Holdings	203,695	5,679,696
Hitachi	740,631	5,424,154
Honda Motor	157,700	5,505,452
Isuzu Motors	966,000	6,388,195
ITOCHU	466,800	5,994,244
Japan Tobacco	176,800	6,444,479
JFE Holdings	294,900	6,086,324
JX Holdings	1,152,500	6,165,474
Kirin Holdings	393,700	5,685,072
Kobe Steel	4,182,000	6,274,135
Komatsu	267,900	6,219,225
Konica Minolta Holdings	594,895	5,877,608
Kuraray	477,100	6,046,453
Kyocera	122,100	5,794,372
LIXIL Group	197,800	5,337,662

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Marubeni	827,000	$6,048,532
Mitsubishi	299,000	6,218,161
Mitsubishi Chemical Holdings	1,312,400	5,816,193
Mitsubishi UFJ Financial Group	1,010,400	6,193,144
Mitsui	392,600	6,293,070
Mizuho Financial Group	2,808,200	5,765,243
MS&AD Insurance Group Holdings	240,200	5,801,406
Nippon Yusen	1,910,000	5,504,812
Nissan Motor	611,900	5,804,036
Otsuka Holdings	185,548	5,750,587
Resona Holdings	1,147,700	6,683,541
Ricoh	473,100	5,636,201
Sega Sammy Holdings	247,900	4,876,521
Seiko Epson	178,500	7,593,496
Sekisui Chemical	525,000	6,078,320
Sekisui House	447,200	6,130,986
Shionogi	294,300	6,140,751
Sumitomo	436,300	5,891,116
Sumitomo Metal Mining	442,000	7,176,529
Sumitomo Mitsui Financial Group	127,700	5,349,245
†Tokyo Electric Power	1,353,400	5,637,219
Toyota Motor	98,300	5,902,948
Toyota Tsusho	217,300	6,247,791
West Japan Railway	136,000	5,986,873

		274,839,348

Netherlands–2.54%
Aegon	616,086	5,376,952
Koninklijke Ahold	272,043	5,106,905
Koninklijke Boskalis Westminster	103,945	5,961,353
Royal Dutch Shell Class A	1,697	70,245
Royal Dutch Shell Class B	142,508	6,201,401

		22,716,856

Norway–2.03%
Orkla	644,251	5,741,360
Statoil	196,993	6,052,032
Yara International	125,845	6,306,205

		18,099,597

Portugal–0.67%
Energias de Portugal	1,197,151	6,006,025

		6,006,025

Singapore–2.44%
Keppel	642,000	5,555,522
Sembcorp Industries	1,274,000	5,486,711
Singapore Press Holdings	1,666,000	5,571,594
Wilmar International	2,022,000	5,172,973

		21,786,800

Spain–2.61%
Enagas	182,835	5,883,150

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Ferrovial	253,615	$5,648,222
Iberdrola	795,084	6,078,038
Repsol	217,817	5,744,217

		23,353,627

Sweden–2.34%
Boliden	360,181	5,225,131
Ericsson Class B	418,563	5,057,454
Skanska Class B	232,407	5,303,317
TeliaSonera	726,265	5,304,354

		20,890,256

Switzerland–2.39%
Baloise Holding	44,195	5,207,620
†Swiss Prime Site	65,390	5,419,366
†Swiss Re	58,923	5,242,177
†Zurich Insurance Group	18,110	5,458,424

		21,327,587

United Kingdom–15.81%
Amlin	689,081	5,520,755
Anglo American	218,535	5,348,680
Antofagasta	394,009	5,145,413
AstraZeneca	86,020	6,390,411
BAE Systems	791,649	5,865,565
Barclays	1,434,864	5,226,031
Berkeley Group Holdings	125,303	5,185,700
BP	695,003	6,124,902
G4S	1,381,448	6,033,993
HSBC Holdings	547,860	5,559,563
Imperial Tobacco Group	137,669	6,197,000
Informa	623,687	5,113,188
J Sainsbury	1,055,299	5,698,552
Meggitt	695,261	6,021,268
Old Mutual	1,636,295	5,536,788
Pearson	313,803	6,198,013
Resolution	1,116,627	6,025,897
Rsa Insurance Group	732,289	5,950,902
Standard Chartered	264,697	5,409,323
Tate & Lyle	499,789	5,855,308
Tesco	1,129,476	5,494,025
Vodafone Group	1,514,379	5,054,274
William Hill	978,352	5,492,355
WM Morrison Supermarkets	1,539,490	4,832,432
WPP	269,705	5,880,957

		141,161,295

Total Common Stock (Cost $771,316,155)		868,558,539

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
RIGHT–0.02%
†Repsol	217,817	$148,228

Total Right (Cost $147,360)		148,228

WARRANT–0.00%
Sun Hung Kai Properties	37,310	48,717

Total Warrant (Cost $27,662)		48,717

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	17,327,904	$17,327,904

Total Money Market Fund (Cost $17,327,904)		17,327,904

TOTAL VALUE OF SECURITIES–99.21% (Cost $788,819,081)	886,083,388
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	7,045,383

NET ASSETS APPLICABLE TO 84,546,267 SHARES OUTSTANDING–100.00%	$893,128,771

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($729,304,470 / 69,025,869 Shares)	$10.566

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($163,824,301 / 15,520,398 Shares)	$10.555

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$702,773,861
Undistributed net investment income	18,434,643
Accumulated net realized gain on investments.	74,558,928
Net unrealized appreciation of investments and derivatives.	97,361,339

Total net assets	$893,128,771

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Of this amount, $91,253 represents payable for securities purchased, $217,779 represents fund shares redeemed and $972,000 represents cash pledged as collateral for futures contracts as of June 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CSFB	JPY	(140,000,000)	USD	1,381,801	7/2/14	$(50)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
243 E-mini MSCI EAFE Index	$23,869,605	$23,922,135	9/22/14	$52,530

The use of foreign currency exchange contract and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

LVIP SSgA Funds–9

LVIP SSgA Developed International 150 Fund Statement of Net Assets (continued)

Summary of Abbreviations:

CSFB–Credit Suisse First Boston

JPY–Japanese Yen

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.36%
Brazil–7.79%
Banco do Brasil	660,326	$7,412,509
BR Malls Participacoes	768,900	6,543,089
Cia De Saneamento Basico Do Estado De Sao Paulo ADR	713,500	7,648,720
Cia Energetica de Minas Gerais ADR	987,259	7,888,196
Cia Siderurgica Nacional	525,700	2,241,527
Cia Siderurgica Nacional ADR	1,004,353	4,278,544
Cyrela Brazil Realty	1,102,200	6,924,764
Petroleo Brasileiro ADR	477,050	7,461,062
Vale ADR	506,154	6,023,233

		56,421,644

Czech Republic–0.97%
CEZ	232,576	7,020,330

		7,020,330

■Hong Kong–27.92%
Agricultural Bank of China	15,313,000	6,757,174
Bank of China	15,045,100	6,736,018
Bank of Communications	10,208,000	7,046,495
Belle International Holdings	6,696,000	7,430,064
China CITIC Bank	11,579,000	7,021,786
China Coal Energy	11,844,000	6,158,602
China Communications Construction	9,567,000	6,418,859
China Construction Bank	9,532,000	7,207,096
China Merchants Bank	3,681,000	7,257,179
China Merchants Holdings International	1,942,000	6,063,778
China Minsheng Banking	7,983,000	7,230,726
China Mobile	729,000	7,073,332
China National Building Material	6,652,000	5,862,078
China Railway Construction	7,890,000	6,942,886
China Railway Group	14,337,000	7,010,939
China Resources Enterprise	2,364,000	6,557,897
China Shenhua Energy	2,310,500	6,677,789
China Telecom	14,416,000	7,049,571
CITIC Pacific	3,761,000	6,589,945
CNOOC	4,439,000	7,972,657
COSCO Pacific	5,227,092	7,243,411
Country Garden Holdings	15,974,000	6,348,090
Dongfeng Motor Group	4,714,000	8,442,241
Evergrande Real Estate Group	14,141,000	5,491,934
Geely Automobile Holdings	16,970,000	5,977,549
Industrial & Commercial Bank of China	10,850,000	6,859,690
Jiangxi Copper	3,969,000	6,278,418
Shanghai Industrial Holdings	2,002,000	6,096,138
Shimao Property Holdings	3,044,500	5,593,771
Sinopharm Group	2,435,600	6,740,808

		202,136,921

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary–1.01%
Richter Gedeon	382,589	$7,341,216

		7,341,216

India–3.54%
Hindalco Industries	2,811,164	7,685,533
NTPC	3,323,457	8,643,423
State Bank of India	207,792	9,293,727

		25,622,683

Indonesia–0.81%
Indofood Sukses Makmur	10,383,000	5,868,081

		5,868,081

Malaysia–1.96%
IOI	4,539,200	7,421,613
UMW Holdings	1,984,400	6,748,567

		14,170,180

Mexico–1.92%
Coca-Cola Femsa	633,700	7,198,262
Fomento Economico Mexicano ADR	71,660	6,710,959

		13,909,221

Poland–3.00%
†KGHM Polska Miedz	185,119	7,585,920
PGE	1,066,639	7,603,923
†Tauron Polska Energia	3,839,902	6,536,918

		21,726,761

Republic of Korea–14.54%
CJ CheilJedang	24,747	8,424,250
DGB Financial Group	461,183	6,904,074
Hyundai Motor	28,296	6,416,929
Hyundai Steel	103,231	7,589,315
Industrial Bank of Korea	526,090	7,017,999
Kia Motors	119,768	6,698,487
KT&G	88,778	7,851,414
LG	122,664	7,575,593
Lotte Shopping	21,201	6,462,953
POSCO	23,994	7,207,684
Samsung Electro-Mechanics	102,486	5,904,085
Samsung Electronics	5,288	6,907,842
Samsung Heavy Industries	222,990	5,960,355
SK Holdings	36,799	6,636,183
SK Telecom	32,957	7,701,908

		105,259,071

Russia–5.95%
†Gazprom ADR	865,135	7,539,651
LUKOIL ADR	119,618	7,142,391
†Rosneft GDR	999,662	7,312,528
†Rostelecom ADR	468,079	7,067,993
Sberbank of Russia ADR	677,190	6,859,935

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
VTB Bank GDR	2,960,245	$7,145,735

		43,068,233

South Africa–6.00%
AVI	1,241,427	7,147,985
Foschini Group	654,950	6,864,981
Imperial Holdings	372,296	6,999,624
Investec	827,179	7,580,038
Netcare	3,006,764	8,112,180
Spar Group	577,501	6,754,052

		43,458,860

Taiwan–10.86%
Asustek Computer	674,000	7,513,332
Lite-On Technology	4,475,000	7,467,696
Mega Financial Holding	8,610,000	7,162,390
Pegatron.	4,480,000	8,548,330
Pou Chen	4,731,000	5,693,512
Radiant Opto-Electronics	1,652,000	7,078,617
Synnex Technology International	4,147,000	6,982,814
Taiwan Fertilizer	3,185,000	6,311,892
Uni-President Enterprises	3,834,000	6,879,317
Wistron	8,111,219	7,399,137
WPG Holdings	5,529,000	7,607,060

		78,644,097

Thailand–2.89%
Bangkok Bank NVDR	1,212,600	7,214,297
Krung Thai Bank NVDR	11,574,700	7,457,190
PTT Global Chemical NVDR	2,995,810	6,233,575

		20,905,062

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–5.20%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	5,654,341	$7,097,276
KOC Holding	1,579,705	7,752,422
†Turk Hava Yollari	2,162,206	6,621,705
Turkiye Halk Bankasi	1,075,392	8,068,485
Turkiye Is Bankasi Class C	2,999,777	8,110,949

		37,650,837

Total Common Stock (Cost $651,303,897)		683,203,197

PREFERRED STOCK–2.74%
Brazil–2.74%
Bradespar 7.27%	765,000	7,011,995
Metalurgica Gerdau 2.74%	864,800	6,098,714
Telefonica Brasil 7.79%	313,464	6,401,944
Vale 6.68%	24,900	295,971

Total Preferred Stock (Cost $22,968,540)		19,808,624

MONEY MARKET FUND–0.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,984,729	5,984,729

Total Money Market Fund (Cost $5,984,729)		5,984,729

TOTAL VALUE OF SECURITIES–97.93% (Cost $680,257,166)	708,996,550
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.07%	15,004,320

NET ASSETS APPLICABLE TO 71,250,689 SHARES OUTSTANDING–100.00%	$724,000,870

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($529,286,371 / 52,070,745 Shares)	$10.165

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($194,714,499 / 19,179,944 Shares)	$10.152

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$722,443,734
Undistributed net investment income	12,926,022
Accumulated net realized loss on investments	(39,460,348)
Net unrealized appreciation of investments and derivatives.	28,091,462

Total net assets	$724,000,870

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Of this amount, $321,937 represents payable for fund shares redeemed and $832,050 represents cash pledged as collateral for futures contracts as of June 30, 2014.

LVIP SSgA Funds–12

LVIP SSgA Emerging Markets 100 Fund Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
387	E-mini MSCI Emerging Markets Index	$20,154,894	$20,137,545	9/22/14	$(17,349)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.88%
Aerospace & Defense–3.70%
General Dynamics	108,774	$12,677,610
L-3 Communications Holdings	100,294	12,110,501
Northrop Grumman	96,037	11,488,906
Raytheon	119,925	11,063,081

		47,340,098

Auto Components–1.99%
Johnson Controls	250,426	12,503,770
†TRW Automotive Holdings	145,179	12,996,424

		25,500,194

Automobiles–1.02%
Ford Motor	759,493	13,093,659

		13,093,659

Banks–3.67%
Fifth Third Bancorp	516,289	11,022,770
JPMorgan Chase	195,209	11,247,943
PNC Financial Services Group	136,191	12,127,809
Wells Fargo	238,216	12,520,633

		46,919,155

Beverages–2.16%
Dr Pepper Snapple Group	217,551	12,744,138
Molson Coors Brewing Class B	201,308	14,929,001

		27,673,139

Capital Markets–0.95%
Goldman Sachs Group	72,352	12,114,619

		12,114,619

Chemicals–1.90%
Dow Chemical	243,822	12,547,080
Mosaic	236,989	11,719,106

		24,266,186

Commercial Services & Supplies–2.02%
Republic Services	346,860	13,170,274
Waste Management	281,626	12,597,131

		25,767,405

Communications Equipment–1.03%
Cisco Systems	528,778	13,140,133

		13,140,133

Consumer Finance–0.99%
Capital One Financial	153,581	12,685,791

		12,685,791

Containers & Packaging–0.93%
Rock-Tenn Class A	112,258	11,853,322

		11,853,322

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.94%
Genuine Parts	136,383	$11,974,427

		11,974,427

Diversified Financial Services–0.87%
Leucadia National	423,208	11,096,514

		11,096,514

Diversified Telecommunication Services–1.02%
CenturyLink	360,762	13,059,584

		13,059,584

Electric Utilities–4.12%
American Electric Power	233,884	13,043,711
Duke Energy	166,371	12,343,064
Entergy	177,207	14,546,923
PPL	357,543	12,703,503

		52,637,201

Electrical Equipment–0.95%
Eaton.	157,689	12,170,437

		12,170,437

Electronic Equipment, Instruments & Components–0.98%
Corning	569,098	12,491,701

		12,491,701

Food & Staples Retailing–0.91%
Wal-Mart Stores	155,041	11,638,928

		11,638,928

Food Products–3.84%
Archer-Daniels-Midland	273,128	12,047,676
ConAgra Foods	381,807	11,332,032
Kraft Foods Group	211,216	12,662,399
Smucker (J.M.)	121,861	12,986,727

		49,028,834

Health Care Equipment & Supplies–1.94%
Abbott Laboratories	307,659	12,583,253
Medtronic	192,529	12,275,649

		24,858,902

Health Care Providers & Services–7.93%
Aetna	158,062	12,815,667
Cardinal Health	169,362	11,611,459
Cigna	141,527	13,016,238
Humana	105,166	13,431,802
Quest Diagnostics	204,573	12,006,389
UnitedHealth Group	144,484	11,811,567
Universal Health Services Class B	144,397	13,827,457
WellPoint	119,052	12,811,186

		101,331,765

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.92%
Carnival	312,932	$11,781,890

		11,781,890

Household Durables–1.82%
Newell Rubbermaid	396,306	12,281,523
Whirlpool	79,302	11,040,424

		23,321,947

Industrial Conglomerates–0.94%
General Electric	457,640	12,026,779

		12,026,779

Insurance–6.78%
ACE	119,635	12,406,150
American International Group	236,941	12,932,240
Cincinnati Financial	243,473	11,696,443
Everest Re Group	77,465	12,432,358
Travelers	139,186	13,093,227
Unum Group	335,579	11,664,726
XL Group	379,169	12,410,201

		86,635,345

IT Services–1.98%
Computer Sciences	194,810	12,311,992
Xerox	1,048,590	13,044,460

		25,356,452

Leisure Products–0.90%
Mattel	295,367	11,510,452

		11,510,452

Machinery–1.96%
Deere	130,501	11,816,866
Dover	144,986	13,186,477

		25,003,343

Media–4.07%
Comcast Class A	236,838	12,713,464
Interpublic Group	691,251	13,486,307
†Liberty Global Class A	284,873	12,597,084
†Time	22,659	548,801
Time Warner	181,374	12,741,523

		52,087,179

Metals & Mining–2.03%
Freeport-McMoRan Copper & Gold	358,324	13,078,826
Newmont Mining	505,454	12,858,750

		25,937,576

Multiline Retail–1.75%
Kohl’s	208,581	10,988,047
Target	195,801	11,346,668

		22,334,715

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.00%
Consolidated Edison	220,895	$12,754,477

		12,754,477

Oil, Gas & Consumable Fuels–8.37%
Apache	142,794	14,367,932
Chesapeake Energy	462,496	14,374,376
Chevron	99,688	13,014,268
ConocoPhillips	168,381	14,435,303
Hess	142,960	14,137,314
HollyFrontier	249,014	10,879,422
Marathon Oil	333,542	13,314,997
Murphy Oil	188,490	12,530,815

		107,054,427

Pharmaceuticals–1.84%
Lilly (Eli)	201,333	12,516,873
Pfizer	368,942	10,950,199

		23,467,072

Real Estate Investment Trusts–1.98%
American Capital Agency	551,399	12,908,251
Annaly Capital Management	1,080,126	12,345,840

		25,254,091

Road & Rail–1.97%
CSX	409,026	12,602,091
Norfolk Southern	121,923	12,561,727

		25,163,818

Semiconductors & Semiconductor Equipment–4.12%
Broadcom Class A	376,379	13,971,188
Intel	459,075	14,185,417
KLA-Tencor	171,407	12,451,004
Maxim Integrated Products	357,736	12,095,054

		52,702,663

Software–3.88%
Activision Blizzard	579,688	12,927,042
CA	382,575	10,995,205
Microsoft	289,053	12,053,510
Symantec	593,347	13,587,646

		49,563,403

Specialty Retail–1.97%
Best Buy	448,683	13,913,660
Staples	1,044,882	11,326,521

		25,240,181

Technology Hardware, Storage & Peripherals–2.09%
Apple	154,480	14,355,826
Hewlett-Packard	366,131	12,331,292

		26,687,118

LVIP SSgA Funds–15

LVIP SSgA Large Cap 100 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.64%
Coach	238,621	$8,158,452

		8,158,452

Thrifts & Mortgage Finance–0.92%
New York Community Bancorp	737,309	11,782,198

		11,782,198

Tobacco–2.09%
Altria Group	316,536	13,275,520
Reynolds American	221,811	13,386,294

		26,661,814

Total Common Stock (Cost $1,038,052,726)		1,251,127,386

MONEY MARKET FUND–1.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	23,763,273	23,763,273

Total Money Market Fund (Cost $23,763,273)		23,763,273

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.10%
U.S. Treasury Obligations–0.10%
U.S. Treasury Bills
¥ 0.013% 8/7/14	1,010,000	$1,009,999
¥ 0.025% 7/17/14	300,000	299,999

Total Short-Term Investments (Cost $1,309,983)		1,309,998

TOTAL VALUE OF SECURITIES–99.84% (Cost $1,063,125,982)	1,276,200,657
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	2,066,077

NET ASSETS APPLICABLE TO 80,798,139 SHARES OUTSTANDING–100.00%	$1,278,266,734

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($945,288,782 / 59,725,957 Shares)	$15.827

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($332,977,952 / 21,072,182 Shares)	$15.802

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$918,241,774
Undistributed net investment income	13,375,668
Accumulated net realized gain on investments	133,331,209
Net unrealized appreciation of investments and derivatives	213,318,083

Total net assets	$1,278,266,734

†	Non-income producing for the period.

«	Of this amount, $657,379 represents payable for fund shares redeemed as of June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Funds–16

LVIP SSgA Large Cap 100 Fund Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
282 E-mini S&P 500 Index	$27,285,432	$27,528,840	9/22/14	$243,408

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Notes 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.93%
Aerospace & Defense–1.38%
AAR	40,910	$1,127,480
Exelis	56,809	964,617
National Presto Industries	13,553	987,201

		3,079,298

Air Freight & Logistics–0.50%
†Atlas Air Worldwide Holdings	30,272	1,115,523

		1,115,523

Airlines–0.46%
SkyWest	84,751	1,035,657

		1,035,657

Auto Components–1.07%
Cooper Tire & Rubber	43,839	1,315,170
Superior Industries International	51,650	1,065,023

		2,380,193

Banks–0.88%
First Niagara Financial Group	112,271	981,249
Susquehanna Bancshares	94,100	993,696

		1,974,945

Capital Markets–7.03%
Apollo Investment	125,999	1,084,851
Arlington Asset Investment Class A	40,183	1,098,201
Fidus Investment	54,376	1,116,883
Gladstone Capital	104,703	1,053,312
Gladstone Investment	126,612	936,929
Golub Capital	58,866	1,041,928
MCG Capital	273,162	1,070,795
Medallion Financial	79,205	986,894
Medley Capital	76,413	997,954
New Mountain Finance	71,974	1,069,534
Prospect Capital	96,634	1,026,736
Solar Capital	47,414	1,008,970
Solar Senior Capital	60,509	1,021,392
TCP Capital	62,395	1,136,213
TICC Capital	106,416	1,053,518

		15,704,110

Chemicals–0.96%
Axiall	23,446	1,108,292
Olin	38,834	1,045,411

		2,153,703

Commercial Services & Supplies–3.40%
ABM Industries	36,985	997,855
ADT	35,066	1,225,206
Brady Class A	39,378	1,176,221
Ennis	64,483	984,011
McGrath RentCorp	30,764	1,130,577
Quad Graphics	44,976	1,006,113

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
United Stationers	26,064	$1,080,874

		7,600,857

Communications Equipment–3.12%
Black Box	43,913	1,029,321
Comtech Telecommunications	32,810	1,224,797
InterDigital	32,003	1,529,743
†NETGEAR	31,160	1,083,433
Plantronics	24,136	1,159,735
Tessco Technologies	29,651	940,826

		6,967,855

Construction & Engineering–0.87%
KBR	39,111	932,797
URS	22,064	1,011,634

		1,944,431

Containers & Packaging–1.49%
Bemis	27,145	1,103,716
Greif Class A	20,162	1,100,039
Sonoco Products	25,806	1,133,658

		3,337,413

Diversified Telecommunication Services–1.03%
Frontier Communications	185,186	1,081,486
†Iridium Communications	143,750	1,216,125

		2,297,611

Electric Utilities–1.51%
Empire District Electric	43,185	1,108,991
Pinnacle West Capital	19,262	1,114,114
Westar Energy	29,907	1,142,148

		3,365,253

Electrical Equipment–1.74%
Global Power Equipment Group	53,154	858,969
Powell Industries	16,615	1,086,289
Preformed Line Products	14,578	784,734
Regal-Beloit	14,597	1,146,740

		3,876,732

Electronic Equipment, Instruments & Components–3.95%
Avnet	22,823	1,011,287
AVX	80,929	1,074,737
†Fabrinet	51,067	1,051,980
Jabil Circuit	58,601	1,224,761
Park Electrochemical	36,213	1,021,569
†Synnex	17,730	1,291,631
†TTM Technologies	127,699	1,047,132
Vishay Intertechnology	71,825	1,112,569

		8,835,666

Energy Equipment & Services–2.48%
Bristow Group	13,750	1,108,525

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Diamond Offshore Drilling	21,718	$1,077,864
†Hercules Offshore	224,784	903,632
Superior Energy Services	34,428	1,244,228
Tidewater	21,503	1,207,393

		5,541,642

Food & Staples Retailing–1.78%
Ingles Markets Class A	44,495	1,172,443
Roundy’s	154,414	850,821
SpartanNash	46,566	978,352
Weis Markets	21,543	985,161

		3,986,777

Food Products–1.05%
Fresh Del Monte Produce	38,376	1,176,224
Ingredion	15,453	1,159,593

		2,335,817

Health Care Equipment & Supplies–4.81%
Analogic	13,412	1,049,355
CONMED	24,494	1,081,410
Cooper	7,867	1,066,215
CryoLife	108,074	967,262
DENTSPLY International	22,879	1,083,321
Hill-Rom Holdings	27,410	1,137,789
ResMed	23,713	1,200,589
STERIS	21,961	1,174,474
†Symmetry Medical	108,074	957,536
Teleflex	9,850	1,040,160

		10,758,111

Health Care Providers & Services–6.88%
Chemed	11,719	1,098,305
Ensign Group	24,025	746,697
†IPC The Hospitalist	21,270	940,559
Kindred Healthcare	45,348	1,047,539
†LHC Group	47,436	1,013,707
†Magellan Health Services	17,821	1,109,179
†Molina Healthcare	27,768	1,239,286
Omnicare	17,712	1,179,088
Owens & Minor	30,132	1,023,885
Patterson	25,366	1,002,211
†Providence Service	37,330	1,365,905
Select Medical Holdings	87,238	1,360,913
†Triple-S Management Class B	66,247	1,187,809
U.S. Physical Therapy	30,800	1,053,052

		15,368,135

Hotels, Restaurants & Leisure–1.08%
International Game Technology	75,856	1,206,869
Marcus	65,828	1,201,361

		2,408,230

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–2.91%
CSS Industries	39,998	$1,054,747
D.R.Horton	48,027	1,180,504
MDC Holdings	37,170	1,125,879
NACCO Industries Class A	19,843	1,004,056
PulteGroup	54,747	1,103,700
Ryland Group	26,255	1,035,497

		6,504,383

Insurance–2.98%
Endurance Specialty Holdings	19,640	1,013,228
Horace Mann Educators	36,301	1,135,132
Meadowbrook Insurance Group	190,265	1,368,005
Old Republic International	65,210	1,078,573
Safety Insurance Group	19,461	999,906
Validus Holdings	28,037	1,072,135

		6,666,979

Internet & Catalog Retail–0.48%
PetMed Express	79,446	1,070,932

		1,070,932

Internet Software & Services–1.40%
EarthLink Holdings	299,927	1,115,728
@j2 Global	21,166	1,076,503
†QuinStreet	171,176	943,180

		3,135,411

IT Services–3.46%
Computer Task Group	63,037	1,037,589
Convergys	48,362	1,036,881
CSG Systems International	40,512	1,057,768
DST Systems	11,076	1,020,875
†Global Cash Access Holdings	155,104	1,380,426
Leidos Holdings	30,045	1,151,925
ManTech International Class A	35,777	1,056,137

		7,741,601

Life Sciences Tools & Services–0.49%
PerkinElmer	23,372	1,094,744

		1,094,744

Machinery–2.91%
AGCO	19,248	1,082,123
Briggs & Stratton	47,807	978,131
Joy Global	17,956	1,105,730
Kadant	28,878	1,110,359
Kennametal	23,909	1,106,509
Miller Industries	54,892	1,129,677

		6,512,529

Media–2.46%
Cinemark Holdings	36,087	1,276,036
Gannett	38,390	1,201,991
Harte-Hanks	123,020	884,514

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Meredith	22,864	$1,105,703
Scholastic	30,369	1,035,279

		5,503,523

Metals & Mining–2.22%
Cliffs Natural Resources	52,037	783,157
Kaiser Aluminum	14,607	1,064,412
Reliance Steel & Aluminum	14,921	1,099,827
Schnitzer Steel Industries	36,454	950,356
Steel Dynamics	59,676	1,071,184

		4,968,936

Multiline Retail–0.59%
Dillard’s Class A	11,333	1,321,541

		1,321,541

Multi-Utilities–1.06%
Integrys Energy Group	17,643	1,254,947
SCANA	20,560	1,106,334

		2,361,281

Oil, Gas & Consumable Fuels–3.81%
CVR Energy	25,042	1,206,774
Delek U.S. Holdings	36,607	1,033,416
Denbury Resources	62,432	1,152,495
Energy XXI Bermuda	43,913	1,037,664
†Halcon Resources	251,388	1,832,619
†Renewable Energy Group	90,343	1,036,234
Tesoro	20,609	1,209,130

		8,508,332

Paper & Forest Products–0.49%
Schweitzer-Mauduit International	24,952	1,089,404

		1,089,404

Pharmaceuticals–0.60%
†Prestige Brands Holdings	39,200	1,328,488

		1,328,488

Professional Services–0.74%
CDI	61,656	888,463
Kelly Services Class A	44,802	769,250

		1,657,713

Real Estate Investment Trusts–9.64%
Anworth Mortgage Asset	209,828	1,082,712
Apollo Commercial Real Estate Finance	62,961	1,038,227
Ares Commercial Real Estate	78,666	976,245
ARMOUR Residential REIT	251,997	1,091,147
Capstead Mortgage	82,599	1,086,177
†CareTrust REIT	24,025	475,695
Chimera Investment	343,481	1,095,704
Colony Financial	47,719	1,108,035

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Dynex Capital	117,999	$1,044,291
Invesco Mortgage Capital	63,850	1,108,436
JAVELIN Mortgage Investment	79,386	1,119,343
MFA Financial	135,868	1,115,476
New Residential Investment	163,383	1,029,313
New York Mortgage Trust	134,290	1,048,805
PennyMac Mortgage Investment Trust	43,913	963,451
Redwood Trust	51,168	996,241
Resource Capital	187,861	1,057,657
Select Income REIT	34,750	1,029,990
Starwood Property Trust	44,610	1,060,380
Two Harbors Investment	102,034	1,069,316
Western Asset Mortgage Capital	67,493	956,376

		21,553,017

Semiconductors & Semiconductor Equipment–2.49%
Brooks Automation	97,540	1,050,506
†First Solar	15,162	1,077,412
Marvell Technology Group	67,450	966,559
MKS Instruments	35,875	1,120,735
†OmniVision Technologies	60,862	1,337,747

		5,552,959

Software–1.81%
Compuware	100,848	1,007,472
Ebix	62,432	893,402
Epiq Systems	78,785	1,106,929
Mentor Graphics	48,227	1,040,256

		4,048,059

Specialty Retail–5.70%
American Eagle Outfitters	84,476	947,821
Big 5 Sporting Goods	67,102	823,342
Cato Class A	38,950	1,203,555
Chico’s FAS	64,522	1,094,293
†Citi Trends	64,244	1,378,676
Destination Maternity	38,733	881,950
GameStop Class A	25,622	1,036,922
Group 1 Automotive	16,133	1,360,173
Guess	37,410	1,010,070
Rent-A-Center	39,096	1,121,273
†Sears Hometown and Outlet Stores	44,099	946,806
Shoe Carnival	45,250	934,414

		12,739,295

Technology Hardware, Storage & Peripherals–0.50%
Lexmark International Class A	23,056	1,110,377

		1,110,377

Thrifts & Mortgage Finance–0.50%
Home Loan Servicing Solutions	49,115	1,116,384

		1,116,384

LVIP SSgA Funds–20

LVIP SSgA Small-Mid Cap 200 Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.47%
Universal	18,912	$1,046,779

		1,046,779

Trading Companies & Distributors–1.35%
Aircastle	54,489	968,270
†CAI International	43,473	956,841
†TAL International Group	24,797	1,099,995

		3,025,106

Wireless Telecommunication Services–0.40%
USA Mobility	58,469	900,423

		900,423

Total Common Stock (Cost $198,791,492)		216,626,155

MONEY MARKET FUND–2.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,887,223	5,887,223

Total Money Market Fund (Cost $5,887,223)		5,887,223

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.18%
U.S. Treasury Obligations–0.18%
U.S. Treasury Bills
¥ 0.02% 8/21/14	150,000	$149,996
¥ 0.025% 7/17/14	250,000	249,999

Total Short Term Investments (Cost $399,993)		399,995

TOTAL VALUE OF SECURITIES–99.74% (Cost $205,078,708)	222,913,373
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	575,258

NET ASSETS APPLICABLE TO 14,025,619 SHARES OUTSTANDING–100.00%	$223,488,631

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($105,299,405 / 6,602,575 Shares)	$15.948

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($118,189,226 / 7,423,044 Shares)	$15.922

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$170,430,622
Undistributed net investment income	3,075,286
Accumulated net realized gain on investments.	31,994,197
Net unrealized appreciation of investments and derivatives.	17,988,526

Total net assets	$223,488,631

†	Non-income producing for the period.

«	Of this amount, $183,425 represents payable for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,076,503, which represents 0.48% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Funds–21

LVIP SSgA Small-Mid Cap 200 Fund Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
22 E-mini Russell 2000 Index	$2,552,750	$2,618,660	9/22/14	$65,910
30 E-mini S&P MidCap 400 Index	4,199,949	4,287,900	9/22/14	87,951

	$6,752,699			$153,861

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Notes 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–22

LVIP SSgA Funds Statements of Operations Six Months Ended June 30, 2014 (unaudited)

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends	$ 20,930,699	$15,455,456	$ 15,707,190	$ 3,393,727
Interest	843	2,876	398	39
Foreign tax withheld	(1,710,293)	(1,196,549)	—	—

	19,221,249	14,261,783	15,707,588	3,393,766

EXPENSES:
Management fees	2,503,143	2,935,296	2,627,828	606,878
Distribution expenses-Service Class	194,062	232,857	398,982	140,824
Accounting and administration expenses	101,273	87,619	144,048	26,108
Custodian fees	38,521	208,753	6,366	1,239
Professional fees	20,726	25,375	19,773	11,979
Pricing fees	9,239	6,314	515	743
Reports and statements to shareholders	9,220	33,726	13,524	27,071
Trustees’ fees and expenses	8,173	6,904	11,726	2,190
Consulting fees	1,237	1,167	1,401	961
Other	4,837	4,092	10,218	2,170

	2,890,431	3,542,103	3,234,381	820,163
Less management fees waived	(1,133,639)	(1,712,753)	(805,165)	(239,750)

Total operating expenses	1,756,792	1,829,350	2,429,216	580,413

NET INVESTMENT INCOME	17,464,457	12,432,433	13,278,372	2,813,353

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	89,407,470	(7,474,058)	112,637,759	28,314,941
Foreign currencies	488,970	(48,239)	35	(5)
Foreign currency exchange contracts	(687,410)	(765,476)	—	—
Futures contracts	2,054,062	2,273,396	1,550,656	180,673

Net realized gain (loss)	91,263,092	(6,014,377)	114,188,450	28,495,609

Net change in unrealized appreciation (depreciation) of:
Investments	(16,965,445)	21,797,509	(16,635,669)	(23,871,804)
Foreign currencies	4,962	306,405	—	—
Foreign currency exchange contracts	(50)	1,091	—	—
Futures contracts	(675,951)	(454,030)	(651,658)	132,106

Net change in unrealized appreciation (depreciation)	(17,636,484)	21,650,975	(17,287,327)	(23,739,698)

NET REALIZED AND UNREALIZED GAIN	73,626,608	15,636,598	96,901,123	4,755,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 91,091,065	$28,069,031	$110,179,495	$ 7,569,264

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds—23

LVIP SSgA Funds Statements of Changes in Net Assets

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 17,464,457	$ 22,529,720	$ 12,432,433	$ 13,894,945	$ 13,278,372	$ 22,153,541	$ 2,813,353	$ 5,102,455
Net realized gain (loss)	91,263,092	1,227,511	(6,014,377)	(13,114,090)	114,188,450	49,534,959	28,495,609	14,945,908
Net change in unrealized appreciation (depreciation)	(17,636,484)	102,474,945	21,650,975	(7,718,572)	(17,287,327)	206,447,079	(23,739,698)	35,788,695

Net increase (decrease) in net assets resulting from operations	91,091,065	126,232,176	28,069,031	(6,937,717)	110,179,495	278,135,579	7,569,264	55,837,058

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(16,011,449)	—	(10,700,688)	—	(16,468,037)	—	(2,391,060)
Service Class	—	(3,550,299)	—	(3,720,721)	—	(6,088,799)	—	(2,556,885)
Net realized gain:
Standard Class	—	—	—	—	—	(39,899,165)	—	(6,747,501)
Service Class	—	—	—	—	—	(17,328,345)	—	(8,039,643)

	—	(19,561,748)	—	(14,421,409)	—	(79,784,346)	—	(19,735,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	72,010,244	284,133,011	172,797,854	241,058,014	110,430,416	325,553,390	9,527,656	31,404,762
Service Class	8,930,709	13,382,524	13,928,571	45,615,669	13,940,600	28,323,301	7,208,033	16,130,613
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	16,011,449	—	10,700,688	—	56,367,202	—	9,138,561
Service Class	—	3,550,299	—	3,720,721	—	23,417,144	—	10,596,528

	80,940,953	317,077,283	186,726,425	301,095,092	124,371,016	433,661,037	16,735,689	67,270,464

Cost of shares redeemed:
Standard Class	(60,918,457)	(157,439,385)	(145,394,971)	(40,478,722)	(60,664,544)	(123,009,564)	(8,848,050)	(19,195,594)
Service Class	(16,641,798)	(32,609,769)	(15,967,944)	(39,270,081)	(39,365,393)	(83,480,000)	(8,867,767)	(29,415,774)

	(77,560,255)	(190,049,154)	(161,362,915)	(79,748,803)	(100,029,937)	(206,489,564)	(17,715,817)	(48,611,368)

Increase (Decrease) in net assets derived from capital share transactions	3,380,698	127,028,129	25,363,510	221,346,289	24,341,079	227,171,473	(980,128)	18,659,096

NET INCREASE IN NET ASSETS	94,471,763	233,698,557	53,432,541	199,987,163	134,520,574	425,522,706	6,589,136	54,761,065
NET ASSETS:
Beginning of period	798,657,008	564,958,451	670,568,329	470,581,166	1,143,746,160	718,223,454	216,899,495	162,138,430

End of period	$893,128,771	$798,657,008	$ 724,000,870	$670,568,329	$1,278,266,734	$1,143,746,160	$223,488,631	$216,899,495

Undistributed net investment income	$ 18,434,643	$ 970,186	$ 12,926,022	$ 493,589	$ 13,375,668	$ 97,296	$ 3,075,286	$ 261,933

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds—24

LVIP SSgA Developed International 150 Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.491	$8.097	$7.314	$8.551	$8.067	$5.650

Income (loss) from investment operations:
Net investment income[2]	0.209	0.294	0.275	0.316	0.220	0.154
Net realized and unrealized gain (loss)	0.866	1.344	0.714	(1.349)	0.363	2.370

Total from investment operations	1.075	1.638	0.989	(1.033)	0.583	2.524

Less dividends and distributions from:
Net investment income	—	(0.244)	(0.206)	(0.204)	(0.099)	(0.107)

Total dividends and distributions	—	(0.244)	(0.206)	(0.204)	(0.099)	(0.107)

Net asset value, end of period	$10.566	$9.491	$8.097	$7.314	$8.551	$8.067

Total return[3]	11.33%	20.31%	13.64%	(12.13% )	7.26%	44.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$729,305	$643,792	$418,262	$174,904	$99,086	$557
Ratio of expenses to average net assets	0.37%	0.41%	0.44%	0.47%	0.52%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.83%	0.85%	0.87%	0.93%	1.10%
Ratio of net investment income to average net assets	4.25%	3.37%	3.66%	3.83%	2.67%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.97%	2.95%	3.25%	3.43%	2.26%	1.62%
Portfolio turnover	54%	58%	53%	60%	47%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–25

LVIP SSgA Developed International 150 Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.494	$8.101	$7.319	$8.554	$8.070	$5.654

Income (loss) from investment operations:
Net investment income[2]	0.197	0.271	0.255	0.299	0.193	0.136
Net realized and unrealized gain (loss)	0.864	1.344	0.714	(1.351)	0.370	2.370

Total from investment operations	1.061	1.615	0.969	(1.052)	0.563	2.506

Less dividends and distributions from:
Net investment income	—	(0.222)	(0.187)	(0.183)	(0.079)	(0.090)

Total dividends and distributions	—	(0.222)	(0.187)	(0.183)	(0.079)	(0.090)

Net asset value, end of period	$10.555	$9.494	$8.101	$7.319	$8.554	$8.070

Total return[3]	11.18%	20.01%	13.37%	(12.35% )	7.00%	44.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163,824	$154,865	$146,696	$141,980	$151,769	$78,531
Ratio of expenses to average net assets	0.62%	0.66%	0.69%	0.72%	0.77%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	1.08%	1.10%	1.12%	1.18%	1.35%
Ratio of net investment income to average net assets	4.00%	3.12%	3.41%	3.58%	2.42%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.72%	2.70%	3.00%	3.18%	2.01%	1.37%
Portfolio turnover	54%	58%	53%	60%	47%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–26

LVIP SSgA Emerging Markets 100 Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.917	$10.447	$10.564	$13.963	$11.042	$5.874

Income (loss) from investment operations:
Net investment income[2]	0.167	0.253	0.327	0.397	0.252	0.183
Net realized and unrealized gain (loss)	0.081	(0.553)	0.899	(2.406)	2.809	5.098

Total from investment operations	0.248	(0.300)	1.226	(2.009)	3.061	5.281

Less dividends and distributions from:
Net investment income	—	(0.230)	(0.273)	(0.323)	(0.140)	(0.113)
Net realized gain	—	—	(1.070)	(1.067)	—	—

Total dividends and distributions	—	(0.230)	(1.343)	(1.390)	(0.140)	(0.113)

Net asset value, end of period	$10.165	$9.917	$10.447	$10.564	$13.963	$11.042

Total return[3]	2.50%	(2.83% )	12.66%	(14.93% )	27.77%	89.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$529,286	$478,730	$280,612	$124,765	$78,907	$24,022
Ratio of expenses to average net assets	0.44%	0.49%	0.51%	0.52%	0.58%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	1.24%	1.25%	1.26%	1.30%	1.43%
Ratio of net investment income to average net assets	3.52%	2.58%	3.05%	3.10%	2.09%	2.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.04%	1.83%	2.31%	2.36%	1.37%	1.31%
Portfolio turnover	74%	39%	61%	58%	58%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–27

LVIP SSgA Emerging Markets 100 Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.917	$10.448	$10.564	$13.961	$11.044	$5.877

Income (loss) from investment operations:
Net investment income[2]	0.155	0.229	0.303	0.370	0.219	0.161
Net realized and unrealized gain (loss)	0.080	(0.554)	0.897	(2.410)	2.808	5.096

Total from investment operations	0.235	(0.325)	1.200	(2.040)	3.027	5.257

Less dividends and distributions from:
Net investment income	—	(0.206)	(0.246)	(0.290)	(0.110)	(0.090)
Net realized gain	—	—	(1.070)	(1.067)	—	—

Total dividends and distributions	—	(0.206)	(1.316)	(1.357)	(0.110)	(0.090)

Net asset value, end of period	$10.152	$9.917	$10.448	$10.564	$13.961	$11.044

Total return[3]	2.37%	(3.08% )	12.39%	(15.15% )	27.44%	89.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,715	$191,838	$189,969	$165,869	$179,013	$95,757
Ratio of expenses to average net assets	0.69%	0.74%	0.76%	0.77%	0.83%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.49%	1.50%	1.51%	1.55%	1.68%
Ratio of net investment income to average net assets	3.27%	2.33%	2.80%	2.85%	1.84%	1.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.79%	1.58%	2.06%	2.11%	1.12%	1.06%
Portfolio turnover	74%	39%	61%	58%	58%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–28

LVIP SSgA Large Cap 100 Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)
		Year End
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$ 14.468	$11.492	$10.408	$10.340	$8.774	$6.560

Income (loss) from investment operations:
Net investment income[2]	0.170	0.332	0.313	0.252	0.256	0.183
Net realized and unrealized gain (loss)	1.189	3.736	0.954	(0.012)	1.425	2.131

Total from investment operations	1.359	4.068	1.267	0.240	1.681	2.314

Less dividends and distributions from:
Net investment income	—	(0.310)	(0.183)	(0.172)	(0.115)	(0.100)
Net realized gain	—	(0.782)	—	—	—	—

Total dividends and distributions	—	(1.092)	(0.183)	(0.172)	(0.115)	(0.100)

Net asset value, end of period	$ 15.827	$14.468	$11.492	$10.408	$10.340	$8.774

Total return[3]	9.39%	35.85%	12.22%	2.32%	19.19%	35.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$945,289	$813,764	$428,018	$232,306	$145,208	$698
Ratio of expenses to average net assets	0.34%	0.36%	0.38%	0.39%	0.41%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.57%	0.58%	0.59%	0.59%	0.61%
Ratio of net investment income to average net assets	2.31%	2.43%	2.80%	2.39%	2.63%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.17%	2.22%	2.60%	2.19%	2.45%	2.32%
Portfolio turnover	46%	44%	43%	45%	133%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–29

LVIP SSgA Large Cap 100 Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)
		Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$ 14.463	$11.492	$10.408	$10.340	$8.775	$6.564

Income (loss) from investment operations:
Net investment income[2]	0.151	0.294	0.284	0.227	0.225	0.165
Net realized and unrealized gain (loss)	1.188	3.735	0.956	(0.013)	1.431	2.127

Total from investment operations	1.339	4.029	1.240	0.214	1.656	2.292

Less dividends and distributions from:
Net investment income	—	(0.276)	(0.156)	(0.146)	(0.091)	(0.081)
Net realized gain	—	(0.782)	—	—	—	—

Total dividends and distributions	—	(1.058)	(0.156)	(0.146)	(0.091)	(0.081)

Net asset value, end of period	$ 15.802	$14.463	$11.492	$10.408	$10.340	$8.775

Total return[3]	9.26%	35.50%	11.95%	2.07%	18.90%	34.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$332,978	$329,982	$290,205	$292,682	$306,257	$150,936
Ratio of expenses to average net assets	0.59%	0.61%	0.63%	0.64%	0.66%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.82%	0.83%	0.84%	0.84%	0.86%
Ratio of net investment income to average net assets	2.06%	2.18%	2.55%	2.14%	2.38%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19%	1.97%	2.35%	1.94%	2.20%	2.07%
Portfolio turnover	46%	44%	43%	45%	133%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–30

LVIP SSgA Small-Mid Cap 200 Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)
		Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$ 15.394	$12.629	$12.366	$12.858	$10.226	$6.839

Income (loss) from investment operations:
Net investment income[2]	0.211	0.412	0.500	0.343	0.363	0.243
Net realized and unrealized gain (loss)	0.343	3.884	1.166	(0.627)	2.470	3.283

Total from investment operations	0.554	4.296	1.666	(0.284)	2.833	3.526

Less dividends and distributions from:
Net investment income	—	(0.398)	(0.319)	(0.208)	(0.201)	(0.139)
Net realized gain	—	(1.133)	(1.084)	—	—	—

Total dividends and distributions	—	(1.531)	(1.403)	(0.208)	(0.201)	(0.139)

Net asset value, end of period	$ 15.948	$15.394	$12.629	$12.366	$12.858	$10.226

Total return[3]	3.60%	34.49%	13.83%	(2.21% )	27.75%	51.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,300	$100,958	$64,409	$37,326	$8,415	$2,049
Ratio of expenses to average net assets	0.42%	0.42%	0.45%	0.48%	0.51%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.76%	0.77%	0.79%	0.81%	0.86%
Ratio of net investment income to average net assets	2.79%	2.80%	3.92%	2.76%	3.16%	2.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.56%	2.46%	3.60%	2.45%	2.86%	2.53%
Portfolio turnover	54%	55%	64%	55%	76%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–31

LVIP SSgA Small-Mid Cap 200 Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)
		Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$ 15.388	$12.628	$12.366	$12.858	$10.228	$6.843

Income (loss) from investment operations:
Net investment income[2]	0.192	0.373	0.469	0.316	0.330	0.222
Net realized and unrealized gain (loss)	0.342	3.881	1.164	(0.631)	2.472	3.281

Total from investment operations	0.534	4.254	1.633	(0.315)	2.802	3.503

Less dividends and distributions from:
Net investment income	—	(0.361)	(0.287)	(0.177)	(0.172)	(0.118)
Net realized gain	—	(1.133)	(1.084)	—	—	—

Total dividends and distributions	—	(1.494)	(1.371)	(0.177)	(0.172)	(0.118)

Net asset value, end of period	$ 15.922	$15.388	$12.628	$12.366	$12.858	$10.228

Total return[3]	3.47%	34.16%	13.55%	(2.45% )	27.43%	51.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$118,189	$115,941	$97,729	$93,454	$98,695	$51,377
Ratio of expenses to average net assets	0.67%	0.67%	0.70%	0.73%	0.76%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	1.01%	1.02%	1.04%	1.06%	1.11%
Ratio of net investment income to average net assets	2.54%	2.55%	3.67%	2.51%	2.91%	2.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.21%	3.35%	2.20%	2.61%	2.28%
Portfolio turnover	54%	55%	64%	55%	76%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Funds–32

LVIP SSgA Funds Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold each Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

LVIP SSgA Funds–33

LVIP SSgA Funds Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-advisor, and providing certain administrative services to each Fund. Prior to May 1, 2014, for its services, LIAC received a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
0.75%	1.09%	0.52%	0.69%

Effective May 1, 2014, for its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%

LIAC contractually agreed to waive a portion of its advisory fee through April 30, 2014, at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets.

LVIP SSgA Funds–34

LVIP SSgA Funds Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Administration fees	$17,700	$15,308	$25,207	$4,599
Legal fees	4,596	3,946	6,531	1,192

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$239,342	$213,125	$322,596	$62,010
Distribution fees payable to LFD	33,325	40,183	68,076	23,810

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Purchases	$457,904,670	$549,941,570	$579,562,056	$113,091,702
Sales	446,755,908	518,870,506	537,117,687	114,289,864

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Funds were as follows:

	LVIP SSgA Developed International 150 Fund	LVIP SSgA Emerging Markets 100 Fund	LVIP SSgA Large Cap 100 Fund	LVIP SSgA Small-Mid Cap 200 Fund
Cost of investments	$796,403,939	$686,142,243	$1,065,789,031	$205,523,665

Aggregate unrealized appreciation	$121,440,872	$ 60,502,070	$ 228,789,389	$ 24,423,190
Aggregate unrealized depreciation	(31,761,423)	(37,647,763)	(18,377,793)	(7,033,482)

Net unrealized appreciation	$ 89,679,449	$ 22,854,307	$ 210,411,596	$ 17,389,708

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP SSgA Funds–35

LVIP SSgA Funds Notes to Financial Statements (continued) 3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

Tax character:	LVIP SSgA Emerging Markets 100 Fund
Short-Term	$(22,675,275)
Long-Term	(7,352,039)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment, in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2014:

LVIP SSgA Developed International 150 Fund

	Level 1	Level 2	Total
Common Stock	$868,558,539	$—	$868,558,539
Money Market Fund	17,327,904	—	17,327,904
Right	148,228	—	148,228
Warrant	48,717	—	48,717

Total	$886,083,388	$—	$886,083,388

Foreign Currency Exchange Contracts	$—	$(50)	$(50)

Futures Contracts	$52,530	$—	$52,530

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Total
Common Stock	$676,057,462	$7,145,735	$683,203,197
Money Market Fund	5,984,729	—	5,984,729
Preferred Stock	19,808,624	—	19,808,624

Total	$701,850,815	$7,145,735	$708,996,550

Futures Contracts	$(17,349)	$—	$(17,349)

There were no Level 3 investments at the end of the period.

LVIP SSgA Funds–36

LVIP SSgA Funds Notes to Financial Statements (continued) 3. Investments (continued)

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total
Common Stock	$1,251,127,386	$—	$1,251,127,386
Money Market Fund	23,763,273	—	23,763,273
Short-Term Investments	—	1,309,998	1,309,998

Total	$1,274,890,659	$1,309,998	$1,276,200,657

Futures Contracts	$243,408	$—	$243,408

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Common Stock.	$216,626,155	$—	$216,626,155
Money Market Fund	5,887,223	—	5,887,223
Short-Term Investments	—	399,995	399,995

Total	$222,513,378	$399,995	$222,913,373

Futures Contracts	$153,861	$—	$153,861

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the LVIP SSgA Emerging Markets 100 Fund and the LVIP SSgA Developed International 150 Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

	LVIP SSgA Developed International 150 Fund		LVIP SSgA Emerging Markets 100 Fund		LVIP SSgA Large Cap 100 Fund		LVIP SSgA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	7,277,331	32,871,501	18,250,231	24,512,798	7,458,159	24,010,374	622,573	2,156,354
Service Class	884,233	1,516,740	1,483,598	4,715,693	933,651	2,091,449	471,225	1,100,343
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,732,278	—	1,095,970	—	3,998,419	—	605,062
Service Class	—	383,982	—	380,952	—	1,663,775	—	702,178

	8,161,564	36,504,501	19,733,829	30,705,413	8,391,810	31,764,017	1,093,798	4,563,937

Shares redeemed:
Standard Class	(6,082,010)	(18,427,740)	(14,454,309)	(4,193,752)	(3,977,309)	(9,006,950)	(578,272)	(1,303,163)
Service Class	(1,676,154)	(3,696,527)	(1,648,569)	(3,934,441)	(2,677,205)	(6,192,809)	(582,737)	(2,006,918)

	(7,758,164)	(22,124,267)	(16,102,878)	(8,128,193)	(6,654,514)	(15,199,759)	(1,161,009)	(3,310,081)

Net increase (decrease)	403,400	14,380,234	3,630,951	22,577,220	1,737,296	16,564,258	(67,211)	1,253,856

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

LVIP SSgA Funds–37

LVIP SSgA Funds Notes to Financial Statements (continued) 5. Derivatives (continued)

Foreign Currency Exchange Contracts–Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	LVIP SSgA Developed International 150 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(50)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	52,530	Receivables and other assets net of liabilities	—

Total		$52,530		$(50)

	LVIP SSgA Emerging Markets 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(17,349)

	LVIP SSgA Large Cap 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$243,408	Receivables and other assets net of liabilities	$—

	LVIP SSgA Small-Mid Cap 200 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$153,861	Receivables and other assets net of liabilities	$—

LVIP SSgA Funds–38

LVIP SSgA Funds Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014 was as follows:

LVIP SSgA Developed International 150 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(687,410)	$(50)
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,054,062	(675,951)

Total		$1,366,652	$(676,001)

LVIP SSgA Emerging Markets 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation of foreign currency exchange contracts	$(765,476)	$1,091
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,273,396	(454,030)

Total		$1,507,920	$(452,939)

LVIP SSgA Large Cap 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,550,656	$(651,658)

LVIP SSgA Small-Mid Cap 200 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$180,673	$132,106

LVIP SSgA Funds–39

LVIP SSgA Funds Notes to Financial Statements (continued) 5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume		Liability Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Future Contracts (Average Notional Value)
LVIP SSgA Developed International 150 Fund	$1,851,648	$19,901,338	$3,267,586	$—
LVIP SSgA Emerging Markets 100 Fund	2,745,571	16,902,983	2,128,371	—
LVIP SSgA Large Cap 100 Fund	28,812,215	—	—	—
LVIP SSgA Small-Mid Cap 200 Fund	4,253,698	—	—	—

6. Market Risk

Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2014. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–40

LVIP SSgA Global Tactical Allocation RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA Global Tactical Allocation RPM Fund Index

LVIP SSgA Global Tactical Allocation RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,052.60	0.34%	$1.73
Service Class Shares	1,000.00	1,051.30	0.59%	3.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
Service Class Shares	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a significant portion of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Companies	58.35%
Equity Funds	24.30%
Fixed Income Fund	15.51%
International Equity Funds	18.54%
Unaffiliated Investment Companies	41.13%
Commodity Fund	0.93%
Equity Funds	12.81%
Fixed Income Funds	13.81%
International Equity Funds	9.03%
Money Market Fund	4.55%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA Global Tactical Allocation RPM Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANIES–58.35%
Equity Funds–24.30%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,019,694	$126,927,694
LVIP SSgA S&P 500 Index Fund	5,132,722	72,823,060
LVIP SSgA Small-Cap Index Fund	496,234	13,662,326
LVIP SSgA Small-Mid Cap 200 Fund	1,147,711	18,303,700

		231,716,780

Fixed Income Fund–15.51%
*Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	12,936,779	147,919,127

		147,919,127

International Equity Funds–18.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,900,841	104,612,281
LVIP SSgA Emerging Markets 100 Fund	1,770,249	17,994,581
LVIP SSgA International Index Fund	5,469,367	54,217,835

		176,824,697

Total Affiliated Investment Companies (Cost $456,244,334)		556,460,604

UNAFFILIATED INVESTMENT COMPANIES–41.13%
Commodity Fund–0.93%
†SPDR® Gold Shares ETF	69,593	8,910,688

		8,910,688

Equity Funds–12.81%
Health Care Select Sector SPDR® Fund	300,268	18,265,302
Industrial Select Sector SPDR® Fund	329,323	17,803,201

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF	138,654	$27,137,361
SPDR® S&P 500 Growth ETF	200,899	18,275,782
SPDR® S&P 600 Small Cap ETF	215,322	22,718,624
Technology Select Sector SPDR® Fund	467,745	17,938,021

		122,138,291

Fixed Income Funds–13.81%
iShares iBoxx Investment Grade Corporate Bond Fund	75,250	8,974,315
SPDR® Barclays Capital Aggregate Bond ETF	542,572	31,447,473
SPDR® Barclays Capital TIPS ETF	1,113,737	63,861,680
SPDR® DB International Government Inflation-Protected Bond ETF	295,589	18,329,474
Vanguard Long-Term Bond ETF	101,643	9,136,689

		131,749,631

International Equity Funds–9.03%
SPDR® S&P Emerging Markets ETF	399,338	27,001,239
SPDR® S&P World ex-US ETF	1,951,748	59,079,412

		86,080,651

Money Market Fund–4.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	43,395,663	43,395,663

		43,395,663

Total Unaffiliated Investment Companies (Cost $366,385,685)		392,274,924

TOTAL VALUE OF SECURITIES–99.48% (Cost $822,630,019)	948,735,528
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	4,923,984

NET ASSETS APPLICABLE TO 76,974,546 SHARES OUTSTANDING–100.00%	$953,659,512

†	Non-income producing for the period.
*	Standard Class shares.

LVIP SSgA Global Tactical Allocation RPM Fund–3

LVIP SSgA Global Tactical Allocation RPM Fund Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
52 British Pound Currency	$5,467,826	$5,555,875	9/18/14	$88,049
123 E-mini MSCI Emerging Markets Index	6,411,051	6,400,305	9/22/14	(10,746)
95 E-mini Russell 2000 Index	10,976,981	11,307,850	9/22/14	330,869
288 E-mini S&P 500 Index	27,694,762	28,114,560	9/22/14	419,798
53 Euro Currency	8,989,158	9,074,925	9/18/14	85,767
207 Euro STOXX 50 Index	9,288,596	9,160,611	9/22/14	(127,985)
47 FTSE 100 Index	5,413,916	5,398,520	9/22/14	(15,396)
53 Japanese Yen Currency	6,520,683	6,545,500	9/18/14	24,817
45 Nikkei 225 Index (OSE)	6,654,750	6,733,455	9/12/14	78,705

	$87,417,723			$873,878

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–4

LVIP SSgA Global Tactical Allocation RPM Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$556,460,604
Investments in unaffiliated investment companies, at value	392,274,924
Cash collateral for derivatives	3,591,591
Dividends receivable from investment companies	1,426,868
Receivables for fund shares sold	973,113
Variation margin receivable on futures contracts	165,476
Cash	104,332

TOTAL ASSETS	954,996,908

LIABILITIES:
Payable for investment companies purchased	550,226
Due to manager and affiliates	419,039
Payables for fund shares redeemed	321,383
Accrued expenses payable	46,748

TOTAL LIABILITIES	1,337,396

TOTAL NET ASSETS	$953,659,512

Investments in affiliated investment companies, at cost	$456,244,334
Investments in unaffiliated investment companies, at cost	366,385,685

Standard Class:
Net Assets	$49,834,814
Shares Outstanding	4,017,747
Net Asset Value	$12.404

Service Class:
Net Assets	$903,824,698
Shares Outstanding	72,956,799
Net Asset Value	$12.388

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$884,933,009
Undistributed net investment income	1,052,254
Accumulated net realized loss on investments	(59,305,138)
Net unrealized appreciation of investments and derivatives	126,979,387

Total net assets	$953,659,512

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–5

LVIP SSgA Global Tactical Allocation RPM Fund
Statement of Operations
Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$3,405,862

EXPENSES:
Management fees	1,757,378
Distribution fees-Service Class	1,040,666
Accounting and administration expenses	123,376
Reports and statements to shareholders	21,919
Professional fees	17,290
Trustees’ fees and expenses	8,745
Custodian fees	4,432
Consulting fees	2,197
Pricing fees	214
Other	3,144

2,979,361
Less management fees waived	(445,153)

Total operating expenses	2,534,208

NET INVESTMENT INCOME	871,654

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in affiliated investment companies	(77,206)
Sale of investments in unaffiliated investment companies	3,503,853
Foreign currencies	(5,193)
Futures contracts	(4,485,738)

Net realized loss	(1,064,284)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	36,136,913
Investments in unaffiliated investment companies	10,713,423
Foreign currencies	(4,912)
Futures contracts	(711,232)

Net change in unrealized appreciation (depreciation)	46,134,192

NET REALIZED AND UNREALIZED GAIN	45,069,908

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,941,562

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$871,654	$11,748,931
Net realized gain (loss)	(1,064,284)	2,627,323
Net change in unrealized appreciation (depreciation)	46,134,192	47,557,384

Net increase in net assets resulting from operations	45,941,562	61,933,638

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(900,215)
Service Class	—	(14,192,627)

	—	(15,092,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,946,481	13,662,960
Service Class	111,981,554	441,916,410
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	900,215
Service Class	—	14,192,627

	116,928,035	470,672,212

Cost of shares redeemed:
Standard Class	(2,896,803)	(12,592,457)
Service Class	(58,674,815)	(112,365,127)

	(61,571,618)	(124,957,584)

Increase in net assets derived from capital share transactions	55,356,417	345,714,628

NET INCREASE IN NET ASSETS	101,297,979	392,555,424
NET ASSETS:
Beginning of period	852,361,533	459,806,109

End of period	$953,659,512	$852,361,533

Undistributed net investment income	$1,052,254	$180,600

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–6

LVIP SSgA Global Tactical Allocation RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Global Tactical Allocation RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10[2]	12/31/09

Net asset value, beginning of period	$11.784	$10.951	$10.193	$10.313	$ 9.581	$ 8.228

Income (loss) from investment operations:
Net investment income[3]	0.026	0.227	0.198	0.272	0.154	0.108
Net realized and unrealized gain (loss)	0.594	0.846	0.931	(0.252)	0.681	2.356

Total from investment operations	0.620	1.073	1.129	0.020	0.835	2.464

Less dividends and distributions from:
Net investment income	—	(0.240)	(0.371)	(0.140)	(0.103)	(0.618)
Net realized gain	—	—	—	—	—	(0.493)

Total dividends and distributions	—	(0.240)	(0.371)	(0.140)	(0.103)	(1.111)

Net asset value, end of period	$12.404	$11.784	$10.951	$10.193	$10.313	$ 9.581

Total return[4]	5.26%	9.81%	11.15%	0.22%	8.74%	30.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,835	$45,331	$40,440	$37,603	$37,960	$31,982
Ratio of expenses to average net assets[5]	0.34%	0.30%	0.30%	0.33%	0.31%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.44%	0.33%	0.30%	0.33%	0.39%	0.36%
Ratio of net investment income to average net assets	0.43%	1.99%	1.85%	2.61%	1.59%	1.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.33%	1.96%	1.85%	2.61%	1.51%	1.10%
Portfolio turnover	23%	70%	41%	46%	140%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–7

LVIP SSgA Global Tactical Allocation RPM Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/14[1] (unaudited)	LVIP SSgA Global Tactical Allocation RPM Fund Service Class Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10[2]	12/31/09

Net asset value, beginning of period	$ 11.784	$ 10.953	$ 10.195	$ 10.315	$ 9.583	$ 8.233

Income (loss) from investment operations:
Net investment income[3]	0.011	0.198	0.171	0.244	0.130	0.087
Net realized and unrealized gain (loss)	0.593	0.845	0.932	(0.251)	0.681	2.353

Total from investment operations	0.604	1.043	1.103	(0.007)	0.811	2.440

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.345)	(0.113)	(0.079)	(0.597)
Net realized gain	—	—	—	—	—	(0.493)

Total dividends and distributions	—	(0.212)	(0.345)	(0.113)	(0.079)	(1.090)

Net asset value, end of period	$ 12.388	$ 11.784	$ 10.953	$ 10.195	$10.315	$ 9.583

Total return[4]	5.13%	9.54%	10.88%	(0.04% )	8.48%	30.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$903,825	$807,031	$419,366	$269,222	$82,044	$69,623
Ratio of expenses to average net assets[5]	0.59%	0.55%	0.55%	0.58%	0.56%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.69%	0.58%	0.55%	0.58%	0.64%	0.61%
Ratio of net investment income to average net assets	0.18%	1.74%	1.60%	2.36%	1.34%	1.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.08%	1.71%	1.60%	2.36%	1.26%	0.85%
Portfolio turnover	23%	70%	41%	46%	140%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing July 30, 2010, SSgA Funds Management, Inc. replaced Wilshire Associates Incorporated as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Global Tactical Allocation RPM Fund–8

LVIP SSgA Global Tactical Allocation RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Global Tactical Allocation RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund will invest a significant portion of its assets in exchange-traded funds (ETFs) and other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated managers (collectively, the Underlying Funds). In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities. The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and to hedge overall market risk.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Global Tactical Allocation RPM Fund–9

LVIP SSgA Global Tactical Allocation RPM Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of the Fund. This agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board of Trustees (Board) and LIAC.

SSgA Funds Management, Inc. (SSgA FM) (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $18,757 and $4,866, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,430 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$231,491
Distribution fees payable to LFD	182,805
Trading operation fees payable to Lincoln Life	4,743

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$232,323,084
Sales	199,609,214

LVIP SSgA Global Tactical Allocation RPM Fund–10

LVIP SSgA Global Tactical Allocation RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$830,261,987

Aggregate unrealized appreciation	$126,453,943
Aggregate unrealized depreciation	(7,980,402)

Net unrealized appreciation	$118,473,541

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $36,408,620 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $33,143,502 expires in 2017 and $3,265,118 expires in 2018.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$948,735,528

Futures Contracts	$873,878

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Global Tactical Allocation RPM Fund–11

LVIP SSgA Global Tactical Allocation RPM Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	414,474	1,184,767
Service Class	9,409,198	38,886,908
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	76,640
Service Class	—	1,208,294

	9,823,672	41,356,609

Shares redeemed:
Standard Class	(243,533)	(1,107,266)
Service Class	(4,936,363)	(9,900,519)

	(5,179,896)	(11,007,785)

Net increase	4,643,776	30,348,824

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$829,372	Variation margin receivable on futures contracts*	$(154,127)
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts*	198,633	Variation margin receivable on futures contracts*	—

Total		$1,028,005		$(154,127)

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

LVIP SSgA Global Tactical Allocation RPM Fund–12

LVIP SSgA Global Tactical Allocation RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(4,559,689)	$122,978
Currency contracts (Futures contracts)	Net realized gain on futures contracts and net unrealized appreciation (depreciation) of futures contracts	73,951	(834,210)

Total		$(4,485,738)	$(711,232)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$65,193,230	$22,799,523

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Global Tactical Allocation RPM Fund–13

LVIP SSgA International Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA International Index Fund Index

LVIP SSgA International Index Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,048.20	0.44%	$2.23
Service Class Shares	1,000.00	1,046.80	0.69%	3.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Service Class Shares	1,000.00	1,021.37	0.69%	3.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	95.63%
Australia	7.40%
Austria	0.26%
Belgium	1.18%
China	0.01%
Denmark	1.44%
Finland	0.82%
France	9.57%
Germany	8.25%
Hong Kong	2.75%
Ireland	0.95%
Israel	0.49%
Italy	2.37%
Japan	19.44%
Luxembourg	0.36%
Mexico	0.02%
Netherlands	4.59%
New Zealand	0.13%
Norway	0.80%
Portugal	0.16%
Singapore	1.32%
Spain	3.48%
Sweden	2.89%
Switzerland	9.30%
United Kingdom	17.65%
Preferred Stock	0.62%
Rights	0.00%
Money Market Fund	2.32%
Total Value of Securities	98.57%
Receivables and Other Assets Net of Liabilities	1.43%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.05%
Air Freight & Logistics	0.43%
Airlines	0.21%
Auto Components	1.11%
Automobiles	3.85%
Banks	12.76%
Beverages	2.33%
Biotechnology	0.35%
Building Products	0.61%
Capital Markets	1.87%
Chemicals	3.32%
Commercial Services & Supplies	0.53%
Communications Equipment	0.33%

Sector	Percentage of Net Assets
Construction & Engineering	0.78%
Construction Materials	0.64%
Consumer Finance	0.06%
Containers & Packaging	0.15%
Distributors	0.02%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.32%
Diversified Telecommunication Services	3.11%
Electric Utilities	1.58%
Electrical Equipment	1.37%
Electronic Equipment, Instruments & Components	1.17%
Energy Equipment & Services	0.60%
Food & Staples Retailing	1.84%
Food Products	3.73%
Gas Utilities	0.51%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	0.43%
Health Care Technology	0.02%
Hotels, Restaurants & Leisure	1.25%
Household Durables	0.84%
Household Products	0.64%
Independent Power and Renewable Electricity Producers	0.06%
Industrial Conglomerates	1.50%
Insurance	4.96%
Internet & Catalog Retail	0.08%
Internet Software & Services	0.11%
IT Services	0.43%
Leisure Products	0.15%
Life Sciences Tools & Services	0.08%
Machinery	2.37%
Marine	0.27%
Media	1.43%
Metals & Mining	3.52%
Multiline Retail	0.32%
Multi-Utilities	1.44%
Oil, Gas & Consumable Fuels	6.42%
Paper & Forest Products	0.12%
Personal Products	0.55%
Pharmaceuticals	8.60%
Professional Services	0.60%
Real Estate Investment Trusts	1.41%
Real Estate Management & Development	1.91%
Road & Rail	0.97%
Semiconductors & Semiconductor Equipment	0.66%
Software	0.86%
Specialty Retail	0.90%
Technology Hardware, Storage & Peripherals	0.68%
Textiles, Apparel & Luxury Goods	1.62%
Tobacco	1.42%
Trading Companies & Distributors	1.14%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (continued)

Sector	Percentage of Net Assets
Transportation Infrastructure	0.44%
Water Utilities	0.13%
Wireless Telecommunication Services	1.63%
Total	96.25%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.76%
Roche Holding	1.47%
Novartis	1.46%
HSBC Holdings	1.34%
Toyota Motor	1.16%
Royal Dutch Shell Class A	1.16%
BP	1.14%
Total	1.09%
GlaxoSmithKline	0.91%
Sanofi	0.89%
Total	12.38%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.63%
Australia–7.40%
AGL Energy	81,848	$1,194,914
ALS	55,021	459,748
†Alumina	289,134	368,121
Amcor	172,521	1,697,008
AMP	423,319	2,115,930
APA Group	128,424	834,494
Asciano	155,556	825,948
ASX	26,028	874,855
Aurizon Holdings	307,648	1,444,911
Australia & New Zealand Banking Group.	400,689	12,598,846
Bank of Queensland	52,539	604,009
Bendigo & Adelaide Bank	69,518	799,862
BHP Billiton	468,229	15,852,965
Boral	130,004	643,686
Brambles	217,564	1,885,647
Caltex Australia	18,644	379,269
CFS Retail Property Trust Group	295,692	568,889
Coca-Cola Amatil	75,157	670,530
Cochlear	8,574	498,915
Commonwealth Bank of Australia	235,388	17,954,909
Computershare	65,279	768,327
Crown	59,112	842,918
CSL	69,726	4,376,234
Dexus Property Group	871,371	912,187
Federation Centres	245,337	576,130
Flight Centre	8,399	352,093
Fortescue Metals Group	210,154	862,154
Goodman Group	257,407	1,225,941
GPT Group	277,959	1,006,630
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	107,647	314,718
Iluka Resources	71,132	545,398
Incitec Pivot	274,527	750,829
Insurance Australia Group	343,810	1,893,604
Leighton Holdings	17,957	334,132
Lend Lease Group	75,805	937,256
Macquarie Group	42,473	2,388,556
Metcash	99,452	247,614
Mirvac Group	475,119	799,831
National Australia Bank	343,418	10,616,705
†Newcrest Mining	120,681	1,197,326
Orica	56,636	1,040,493
Origin Energy	155,879	2,149,279
†Qantas Airways	92,082	109,422
QBE Insurance Group	170,426	1,747,122
Ramsay Health Care	21,099	905,380
REA Group	6,506	262,060
Rio Tinto	64,523	3,609,111
Santos	137,013	1,842,634
†Scentre Group	772,011	2,329,867
Seek	55,169	824,674

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Sonic Healthcare	60,784	$993,449
SP AusNet	237,135	296,326
Stockland	343,534	1,257,069
Suncorp Group	184,049	2,350,227
Sydney Airport	147,704	587,844
TABCORP Holdings	142,605	451,889
Tatts Group	168,798	520,562
Telstra	651,257	3,199,984
Toll Holdings	118,261	568,813
TPG Telecom	40,572	210,832
Transurban Group	255,092	1,777,866
Treasury Wine Estates	75,416	356,335
Wesfarmers	165,501	6,530,554
Westfield	283,484	1,911,579
Westpac Banking	453,579	14,492,859
Woodside Petroleum	98,110	3,800,106
Woolworths	183,213	6,085,600
WorleyParsons	29,413	482,943

		153,916,918

Austria–0.26%
Andritz	9,058	523,455
Erste Group Bank	38,857	1,256,701
=IMMOEAST	13,053	0
†IMMOFINANZ	155,075	547,828
OMV	22,930	1,036,098
Raiffeisen Bank International	19,247	614,442
Telekom Austria	27,172	265,646
Vienna Insurance Group	5,870	314,186
Voestalpine	18,078	860,301

		5,418,657

Belgium–1.18%
Ageas	31,642	1,262,297
Anheuser-Busch InBev	117,385	13,485,198
*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	23,376	775,704
Colruyt	11,778	598,313
Delhaize Group	16,207	1,096,479
Groupe Bruxelles Lambert	12,382	1,286,643
†KBC Groep	34,932	1,901,268
Solvay Class A	8,853	1,523,732
†Telenet Group Holding	7,983	454,937
UCB	16,794	1,421,792
Umicore	15,771	732,699

		24,539,062

☐China–0.01%
Yangzijiang Shipbuilding Holdings	173,000	149,844

		149,844

Denmark–1.44%
A.P. Moller-Maersk Class A	410	964,608

LVIP SSgA International Index Fund––4

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
A.P. Moller-Maersk Class B	920	$2,286,145
Carlsberg Class B	15,037	1,619,747
Coloplast Class B	16,702	1,510,444
Danske Bank	95,737	2,706,054
DSV	28,607	932,586
Novo Nordisk Class B	290,852	13,386,628
Novozymes Class B	33,878	1,699,251
Pandora	16,838	1,291,115
TDC	125,600	1,299,875
Tryg	2,515	254,050
†Vestas Wind Systems	32,721	1,650,834
†William Demant Holding	3,899	354,038

		29,955,375

Finland–0.82%
Elisa	21,162	647,325
Fortum	63,643	1,708,878
Kone Class B	43,544	1,817,298
Metso	16,203	613,885
Neste Oil	23,689	462,215
Nokia	537,364	4,068,895
Nokian Renkaat	14,074	549,219
Orion Class B	16,843	627,986
Sampo Class A	64,558	3,266,234
Stora Enso Class R	87,244	849,352
UPM-Kymmene	77,293	1,320,801
Wartsila	21,602	1,071,335

		17,003,423

France–9.57%
Accor	24,629	1,281,147
Aeroports de Paris	4,250	559,934
Air Liquide	50,505	6,818,636
†Alcatel-Lucent	389,971	1,392,588
Alstom	34,453	1,256,028
Arkema	8,251	803,039
AtoS	11,040	919,689
AXA	263,952	6,308,521
BIC	3,961	541,926
BNP Paribas	154,555	10,484,933
Bollore	794	515,325
Bouygues	30,962	1,288,376
Bureau Veritas	34,457	956,344
Cap Gemini	20,620	1,470,988
Carrefour	91,812	3,386,724
Casino Guichard Perrachon	8,803	1,167,141
Christian Dior	7,730	1,537,899
Cie de Saint-Gobain	64,858	3,659,285
Cie Generale d’Optique Essilor International	30,619	3,247,096
CNP Assurances	27,678	574,535
Credit Agricole	145,098	2,046,357

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Danone	82,934	$6,159,352
Dassault Systemes	10,178	1,309,448
EADS	86,450	5,793,109
Edenred	30,126	913,482
EDF	37,423	1,178,553
Eurazeo	5,472	455,172
Eutelsat Communications	19,355	672,484
Fonciere Des Regions	4,115	446,137
GDF Suez	211,405	5,819,720
Gecina	3,380	492,889
Groupe Eurotunnel	75,374	1,019,364
ICADE	5,292	567,367
Iliad	4,074	1,231,415
Imerys	4,249	358,036
JCDecaux	10,481	391,068
Kering	11,060	2,425,296
Klepierre	15,148	771,891
Lafarge	27,276	2,367,842
Lagardere	18,306	596,183
Legrand	38,233	2,339,284
L’Oreal	35,634	6,140,455
LVMH Moet Hennessy Louis Vuitton	40,774	7,860,836
Michelin Class B	27,897	3,333,155
Natixis	139,655	895,304
Orange	269,440	4,251,927
Pernod-Ricard	30,924	3,713,454
†Peugeot	57,534	850,413
Publicis Groupe	26,466	2,244,617
Remy Cointreau	2,948	271,216
Renault	28,070	2,537,853
Rexel	37,559	878,384
Safran	40,702	2,664,788
Sanofi	174,050	18,488,708
Schneider Electric	74,037	6,969,542
SCOR	22,969	790,032
Societe Generale	105,752	5,539,359
Sodexo	13,567	1,459,193
Suez Environnement	42,800	819,283
Technip	15,436	1,688,535
Thales	13,652	825,763
Total	312,489	22,583,272
Unibail-Rodamco	14,141	4,113,577
Valeo	11,507	1,545,502
Vallourec	18,537	830,111
Veolia Environnement	55,914	1,065,336
Vinci	72,411	5,413,522
†Vivendi	173,334	4,241,223
Wendel	4,409	631,473
Zodiac Aerospace	25,310	856,689

		199,028,125

LVIP SSgA International Index Fund––5

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–8.25%
Adidas	30,505	$3,089,651
Allianz	66,743	11,121,902
Axel Springer	6,481	398,891
BASF	134,125	15,615,815
Bayer	121,513	17,162,270
Bayerische Motoren Werke	48,751	6,182,599
Beiersdorf	14,282	1,381,996
Brenntag	7,769	1,388,220
†Celesio	9,059	322,505
†Commerzbank	149,543	2,350,665
Continental	15,987	3,702,727
Daimler	140,587	13,166,914
Deutsche Bank	191,605	6,741,215
Deutsche Boerse	26,852	2,083,959
Deutsche Lufthansa	29,595	635,400
Deutsche Post	141,241	5,107,542
Deutsche Telekom	455,000	7,974,512
Deutsche Wohnen	46,841	1,010,158
E.ON	292,204	6,033,513
Fraport	6,547	462,567
Fresenius	18,846	2,810,152
Fresenius Medical Care	30,268	2,034,508
GEA Group	26,704	1,264,399
Hannover Rueckversicherung	9,135	823,158
HeidelbergCement	19,883	1,696,922
Henkel	18,184	1,830,035
Hochtief	3,715	321,534
Hugo Boss	5,213	779,102
Infineon Technologies	153,883	1,923,520
K+S.	25,155	827,160
Kabel Deutschland Holding	2,676	391,877
Lanxess	13,318	898,927
Linde	27,110	5,764,793
MAN	4,417	545,830
Merck	18,178	1,577,791
†Metro	23,665	1,031,397
Muenchener Rueckversicherungs Class R	26,424	5,857,714
†OSRAM Licht	12,830	647,098
ProSiebenSat.1 Media	32,717	1,457,495
RWE	73,315	3,148,625
SAP	134,756	10,406,626
Siemens	115,642	15,272,164
†Sky Deutschland	54,160	498,939
†Telefonica Deutschland Holding	31,976	264,406
†ThyssenKrupp	64,594	1,883,001
United Internet	14,805	652,243
Volkswagen	4,562	1,179,343

		171,721,780

■Hong Kong–2.75%
AIA Group	1,764,400	8,867,132

	Number of Shares	Value (U.S. $)
Δ COMMON STOCK (continued)
■Hong Kong (continued)
ASM Pacific Technology	34,000	$371,570
Bank of East Asia	175,378	727,503
BOC Hong Kong Holdings	519,000	1,503,358
Cathay Pacific Airways	188,000	351,241
Cheung Kong Holdings	207,000	3,672,415
Cheung Kong Infrastructure Holdings	84,000	579,303
CLP Holdings	260,000	2,133,581
First Pacific	285,750	319,288
Galaxy Entertainment Group	340,000	2,719,877
Hang Lung Properties	349,000	1,076,222
Hang Seng Bank	107,100	1,749,451
Henderson Land Development	151,685	887,559
HKT Trust	356,434	419,883
Hong Kong & China Gas	932,885	2,041,421
Hong Kong Exchanges & Clearing	167,035	3,114,254
Hutchison Whampoa	309,000	4,226,132
Hysan Development	76,850	359,939
Kerry Logistics Network	15	24
Kerry Properties	81,031	283,334
Li & Fung	844,000	1,250,153
Link REIT	325,215	1,749,787
MGM China Holdings	135,995	472,013
MTR	184,339	709,970
New World Development	628,443	715,176
Noble Group	676,155	742,908
NWS Holdings	269,593	500,203
PCCW	544,596	324,635
Power Assets Holdings	206,000	1,800,757
Sands China	362,268	2,736,753
Shangri-La Asia	254,166	398,121
Sino Land	438,186	721,419
SJM Holdings	287,591	720,615
Sun Hung Kai Properties	227,005	3,113,489
Swire Pacific Class A	99,000	1,218,603
Swire Properties	170,761	499,040
Techtronic Industries	200,500	642,865
Wharf Holdings	226,000	1,627,127
Wheelock	155,000	646,971
Wynn Macau	211,153	828,227
Yue Yuen Industrial Holdings	118,500	396,766

		57,219,085

Ireland–0.95%
†Bank of Ireland	3,544,482	1,198,761
CRH	109,553	2,811,102
Experian.	145,019	2,452,288
=Irish Bank Resolution	3,965	0
James Hardie Industries CDI	61,778	806,358
Kerry Group Class A	22,398	1,682,165
Shire	84,083	6,576,790
WPP	192,847	4,205,057

		19,732,521

LVIP SSgA International Index Fund––6

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.49%
Bank Hapoalim	140,296	$811,153
†Bank Leumi Le-Israel	178,346	695,921
Bezeq Israeli Telecommunication	234,136	438,728
Delek Group	567	234,632
†Israel	558	317,905
Israel Chemicals	58,403	500,378
Mizrahi Tefahot Bank	17,430	225,424
NICE Systems	11,008	449,751
Teva Pharmaceutical Industries	125,304	6,623,968

		10,297,860

Italy–2.37%
Assicurazioni Generali	169,665	3,719,344
Atlantia	56,508	1,610,918
†Banca Monte Dei Paschi Di Siena	459,418	890,118
†Banco Popolare	48,642	801,235
Enel	947,002	5,516,087
Enel Green Power	280,471	794,184
ENI	371,487	10,162,998
Exor	12,254	503,196
†Fiat	134,708	1,329,877
†Finmeccanica	67,349	640,451
Intesa Sanpaolo	1,641,693	5,071,236
Intesa Sanpaolo RSP	202,428	538,273
Luxottica Group	23,954	1,386,414
†Mediobanca	88,025	877,446
Pirelli & C	39,571	635,020
Prysmian	33,255	751,318
†Saipem	39,228	1,058,145
Snam	289,247	1,742,626
†Telecom Italia	1,494,137	1,892,409
Telecom Italia RSP	970,500	958,770
Terna	230,889	1,217,790
UniCredit	663,148	5,552,514
Unione di Banche Italiane SCpA	134,094	1,160,404
Unipolsai	165,713	532,767

		49,343,540

Japan–19.44%
ABC-Mart	4,800	256,783
†Acom	33,700	160,326
Advantest	13,900	171,769
Aeon	89,100	1,095,777
Aeon Financial Service	19,500	509,850
Aeon Mall	16,390	431,771
Air Water	24,000	383,754
Aisin Seiki	30,700	1,221,152
Ajinomoto	87,000	1,363,628
Alfresa Holdings	7,400	476,948
Amada	49,000	498,149
ANA Holdings	199,000	469,437
Aozora Bank	189,000	621,201

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Glass	163,000	$960,480
Asahi Group Holdings	54,600	1,713,744
Asahi Kasei	181,000	1,384,543
Asics	21,000	489,789
Astellas Pharma	315,500	4,144,801
Bank of Kyoto	38,000	345,438
Bank of Yokohama	191,000	1,099,077
Benesse Holdings	10,300	446,809
Bridgestone	94,900	3,320,540
Brother Industries	30,200	523,131
Calbee	12,400	341,959
Canon	165,600	5,387,333
Casio Computer	39,300	570,212
Central Japan Railway	21,700	3,094,951
Chiba Bank	99,000	698,663
Chiyoda	27,000	326,990
†Chubu Electric Power	101,800	1,265,027
Chugai Pharmaceutical	36,500	1,028,550
Chugoku Bank	21,000	322,933
Chugoku Electric Power	38,900	530,620
Citizen Holdings	25,900	203,232
Credit Saison	24,400	507,676
Dai Nippon Printing	93,000	971,169
Daicel	43,000	410,837
Daido Steel	24,000	122,706
Daihatsu Motor	31,800	565,285
Dai-ichi Life Insurance	118,900	1,770,913
Daiichi Sankyo	94,500	1,762,868
Daikin Industries	33,000	2,081,982
Dainippon Sumitomo Pharma	22,500	258,723
Daito Trust Construction	11,000	1,293,096
Daiwa House Industry	85,000	1,761,832
Daiwa Securities Group	233,000	2,016,888
Dena	11,000	148,744
Denso	70,800	3,378,749
Dentsu	33,900	1,380,225
Don Quijote	7,600	423,827
East Japan Railway	48,900	3,851,089
Eisai	36,600	1,533,143
Electric Power Development	13,600	441,633
FamilyMart	8,500	366,209
FANUC	28,400	4,897,083
Fast Retailing	8,000	2,631,792
Fuji Electric	83,000	393,229
Fuji Heavy Industries	89,000	2,464,048
FUJIFILM Holdings	65,500	1,826,358
Fujitsu	269,000	2,015,210
Fukuoka Financial Group	136,000	656,408
†Gree	23,400	205,095
GungHo Online Entertainment	40,000	258,205
Gunma Bank	57,000	336,998
Hachijuni Bank	58,000	358,940

LVIP SSgA International Index Fund––7

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hakuhodo DY Holdings	21,400	$212,490
Hamamatsu Photonics	9,000	441,494
Hankyu Hanshin Holdings	168,000	958,437
Hikari Tsushin	2,400	181,217
Hino Motors	34,000	468,144
Hirose Electric	4,800	713,024
Hiroshima Bank	75,000	358,289
Hisamitsu Pharmaceutical	7,100	317,455
Hitachi	714,000	5,229,117
Hitachi Chemical	9,400	155,499
Hitachi Construction Machinery	14,900	296,779
Hitachi High-Technologies	5,700	135,587
Hitachi Metals	29,000	439,086
Hokuhoku Financial Group	135,000	287,815
Hokuriku Electric Power	23,600	312,834
Honda Motor	239,800	8,371,639
HOYA	63,300	2,103,023
Hulic	37,500	494,127
Ibiden	20,100	404,718
Idemitsu Kosan	14,400	312,830
IHI	196,000	913,113
IIda Group Holdings	20,000	303,805
Inpex	124,200	1,887,855
Isetan Mitsukoshi Holdings	53,500	697,034
Isuzu Motors	175,000	1,157,282
ITOCHU	227,400	2,920,075
ITOCHU Techno-Solutions	1,500	65,217
Iyo Bank	32,000	323,427
J Front Retailing	56,000	392,992
Japan Airlines	10,000	552,732
†Japan Display	53,000	325,381
Japan Exchange Group	32,000	788,037
Japan Prime Realty Investment	92	330,079
Japan Real Estate Investment	193	1,123,920
Japan Retail Fund Investment	384	863,398
Japan Tobacco	160,600	5,853,978
JFE Holdings	70,100	1,446,766
JGC	31,000	941,795
Joyo Bank	119,000	634,259
JSR	31,300	536,933
JTEKT	31,200	525,671
JX Holdings	316,210	1,691,613
Kajima	108,000	477,560
Kakaku.com	18,200	318,857
Kamigumi	41,000	377,160
Kaneka	27,000	168,958
†Kansai Electric Power	101,400	955,801
Kansai Paint	30,000	501,308
Kao	75,000	2,951,439
Kawasaki Heavy Industries	192,000	731,501
KDDI	85,100	5,190,079
Keikyu	74,000	664,660

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keio	83,000	$652,105
Keisei Electric Railway	39,000	388,403
Keyence	6,844	2,985,447
Kikkoman	21,000	437,349
Kintetsu	263,000	957,874
Kirin Holdings	121,000	1,747,254
Kobe Steel	391,000	586,606
Koito Manufacturing	9,000	230,519
Komatsu	139,900	3,247,740
Konami	13,300	293,922
Konica Minolta Holdings	72,500	716,306
Kubota	165,000	2,338,647
Kuraray	46,000	582,974
Kurita Water Industries	16,000	370,646
Kyocera	49,500	2,349,070
Kyowa Hakko Kirin	31,000	419,494
†Kyushu Electric Power	57,400	646,433
Lawson	8,600	645,117
LIXIL Group	40,000	1,079,406
M3	23,800	378,676
Mabuchi Motor	2,700	204,669
Makita	17,300	1,068,924
Marubeni	232,000	1,696,807
Marui Group	39,100	375,505
Maruichi Steel Tube	3,600	96,649
Mazda Motor	378,000	1,772,196
McDonald’s Holdings Japan	13,100	367,858
Medipal Holdings	14,100	199,848
MEIJI Holdings	9,834	651,297
Miraca Holdings	8,200	397,394
Mitsubishi	204,300	4,248,730
Mitsubishi Chemical Holdings	209,600	928,889
Mitsubishi Electric	289,000	3,565,612
Mitsubishi Estate	188,000	4,640,853
Mitsubishi Gas Chemical	49,000	313,399
Mitsubishi Heavy Industries	458,000	2,856,991
Mitsubishi Logistics	11,000	164,704
Mitsubishi Materials	180,000	630,706
Mitsubishi Motors	97,100	1,071,488
Mitsubishi Tanabe Pharma	25,700	384,809
Mitsubishi UFJ Financial Group	1,866,000	11,437,457
Mitsubishi UFJ Lease & Finance	69,900	401,538
Mitsui	252,800	4,052,186
Mitsui Chemicals	129,000	352,692
Mitsui Fudosan	122,000	4,113,428
Mitsui OSK Lines	166,000	617,697
Mizuho Financial Group	3,381,420	6,942,065
MS&AD Insurance Group Holdings	70,754	1,708,879
Murata Manufacturing	30,500	2,854,173
Nabtesco	14,600	322,795
Nagoya Railroad	122,000	486,483
Namco Bandai Holdings	24,700	578,280

LVIP SSgA International Index Fund—8

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC	389,000	$1,240,162
Nexon	8,500	81,128
NGK Insulators	41,000	930,761
NGK Spark Plug	30,000	846,272
NHK Spring	14,200	133,149
Nidec	29,800	1,828,326
Nikon	49,900	785,575
Nintendo	15,600	1,866,950
Nippon Building Fund	202	1,180,319
Nippon Electric Glass	61,000	355,229
Nippon Express	96,000	465,242
Nippon Meat Packers	25,000	488,328
Nippon Paint	21,000	444,396
Nippon Prologis REIT	190	442,955
Nippon Steel & Sumitomo Metal	1,138,220	3,639,967
Nippon Telegraph & Telephone	56,200	3,504,630
Nippon Yusen	219,000	631,180
Nissan Motor	371,100	3,519,983
Nisshin Seifun Group	29,150	347,849
Nissin Foods Holdings	8,500	437,102
Nitori Holdings	9,700	530,405
Nitto Denko	24,600	1,152,605
NKSJ Holdings	48,375	1,302,542
NOK	9,500	190,816
Nomura Holdings	529,300	3,745,823
Nomura Real Estate Holdings	14,700	278,141
Nomura Research Institute	12,800	403,020
NSK	70,000	909,934
NTT Data	19,400	744,865
NTT DoCoMo	222,600	3,805,391
NTT Urban Development	13,800	155,278
Obayashi	110,000	784,978
Odakyu Electric Railway	102,000	981,592
Oji Holdings	101,000	415,704
†Olympus	31,800	1,095,415
Omron	29,600	1,247,515
Ono Pharmaceutical	10,900	959,660
Oracle Japan	3,800	166,155
Oriental Land	7,500	1,284,731
ORIX	188,100	3,117,208
Osaka Gas	275,000	1,156,295
Otsuka	5,100	247,160
Otsuka Holdings	51,300	1,589,913
Panasonic	320,900	3,908,509
Park24	17,800	323,620
Rakuten	102,500	1,324,310
Resona Holdings	327,300	1,906,006
Ricoh	103,400	1,231,839
Rinnai	4,600	444,041
Rohm	14,900	854,454
Sankyo	5,900	226,822
Sanrio	5,700	165,574

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	8,700	$489,464
SBI Holdings	27,270	333,759
Secom	29,700	1,814,568
Sega Sammy Holdings	31,700	623,581
Seiko Epson	21,400	910,369
Sekisui Chemical	64,000	740,976
Sekisui House	83,300	1,142,019
Seven&IHoldings	108,100	4,553,825
Seven Bank	70,600	288,490
†Sharp	244,000	782,707
†Shikoku Electric Power	22,500	314,021
Shimadzu	41,000	375,946
Shimamura	2,800	275,260
Shimano	11,500	1,275,823
Shimizu	85,000	601,540
Shin-Etsu Chemical	61,200	3,719,781
Shinsei Bank	224,000	504,091
Shionogi	43,700	911,827
Shiseido	57,900	1,055,533
Shizuoka Bank	73,000	788,975
Showa Shell Sekiyu	18,000	204,491
SMC	8,000	2,140,650
SoftBank	140,600	10,467,806
Sony	152,700	2,535,078
Sony Financial Holdings	24,400	416,160
Stanley Electric	19,600	510,917
Sumitomo	172,700	2,331,872
Sumitomo Chemical	230,000	869,467
Sumitomo Electric Industries	107,000	1,504,960
Sumitomo Heavy Industries	79,000	375,838
Sumitomo Metal Mining	83,000	1,347,629
Sumitomo Mitsui Financial Group	185,800	7,783,005
Sumitomo Mitsui Trust Holdings	484,460	2,213,937
Sumitomo Realty & Development	54,000	2,316,913
Sumitomo Rubber Industries	23,600	340,554
Suntory Beverage & Food	21,800	855,303
Suruga Bank	25,000	485,121
Suzuken	10,500	390,712
Suzuki Motor	52,500	1,644,204
Sysmex	22,400	841,257
T&D Holdings	84,700	1,151,181
Taiheiyo Cement	198,000	797,355
Taisei	123,000	681,074
Taisho Pharmaceutical Holdings	4,800	350,116
Taiyo Nippon Sanso	47,000	416,118
Takashimaya	33,000	320,180
Takeda Pharmaceutical	115,300	5,347,626
TDK	16,700	782,954
Teijin	135,000	338,449
Terumo	48,900	1,093,209
THK	16,500	388,906
Tobu Railway	169,000	884,074

LVIP SSgA International Index Fund—9

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toho	17,100	$401,023
Toho Gas	58,000	318,867
Tohoku Electric Power	59,200	694,752
Tokio Marine Holdings	103,700	3,410,437
†Tokyo Electric Power	235,400	980,495
Tokyo Electron	24,500	1,655,984
Tokyo Gas	336,000	1,963,303
Tokyo Tatemono	64,000	591,897
Tokyu	168,000	1,190,584
Tokyu Fudosan Holdings	72,000	567,813
TonenGeneral Sekiyu	39,000	370,310
Toppan Printing	86,000	665,489
Toray Industries	212,000	1,393,594
Toshiba	609,000	2,843,182
TOTO	38,000	511,968
Toyo Seikan Kaisha	22,000	337,877
Toyo Suisan Kaisha	11,000	339,288
Toyoda Gosei	6,100	126,678
Toyota Industries	25,800	1,331,826
Toyota Motor	402,800	24,188,276
Toyota Tsusho	35,000	1,006,317
Trend Micro	18,500	608,967
Unicharm	15,500	923,590
United Urban Investment	394	635,829
USS	31,700	540,979
West Japan Railway	25,000	1,100,528
Yahoo Japan	219,300	1,013,003
Yakult Honsha	11,100	562,039
Yamada Denki	149,900	534,115
Yamaguchi Financial Group	32,000	337,324
Yamaha	25,900	409,277
Yamaha Motor	43,500	748,364
Yamato Holdings	56,800	1,176,758
Yamato Kogyo	3,200	93,806
Yamazaki Baking	10,000	124,858
Yaskawa Electric	31,000	375,433
Yokogawa Electric	31,000	391,956
Yokohama Rubber	24,000	207,511

		404,439,397

Luxembourg–0.36%
†Altice	8,884	618,926
ArcelorMittal	145,917	2,163,800
Millicom International Cellular SDR	10,274	940,848
RTL Group	4,778	531,495
SES FDR	45,783	1,736,468
Tenaris	67,544	1,590,736

		7,582,273

Mexico–0.02%
Fresnillo	24,898	371,596

		371,596

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–4.59%
AEGON	277,995	$2,426,229
Akzo Nobel	36,719	2,752,693
ASML Holding	51,544	4,799,916
CNH Industrial	142,086	1,459,134
Corio	10,307	526,410
Delta Lloyd	27,326	693,695
Fugro CVA	12,163	696,395
Gemalto	12,019	1,245,796
Heineken	33,645	2,415,367
Heineken Holding	15,794	1,038,369
†ING Groep CVA	563,462	7,915,799
Koninklijke Ahold	135,866	2,550,533
Koninklijke Boskalis Westminster	10,131	581,023
Koninklijke DSM	25,646	1,867,809
†Koninklijke KPN	476,439	1,735,941
Koninklijke Philips Electronics	146,441	4,646,920
Koninklijke Vopak	11,600	567,034
†OCI	15,255	595,305
†QIAGEN	35,235	853,946
Randstad Holding	16,913	916,830
Reed Elsevier	96,634	2,216,295
Royal Dutch Shell Class A	581,238	24,059,671
Royal Dutch Shell Class B	357,091	15,539,229
TNT Express	73,705	667,085
Unilever CVA	240,171	10,508,534
Wolters Kluwer	46,117	1,365,210
Ziggo	19,467	900,146

		95,541,314

New Zealand–0.13%
Auckland International Airport	168,953	576,915
Contact Energy	39,663	184,400
Fletcher Building	102,878	793,559
Ryman Healthcare	46,082	344,968
Telecom New Zealand	274,960	645,186
†Xero	9,317	212,013

		2,757,041

Norway–0.80%
Aker Solutions	17,577	305,542
DNB	142,711	2,611,078
Gjensidige Forsikring	31,313	561,677
Norsk Hydro	209,752	1,122,914
Orkla	122,722	1,093,659
Seadrill	52,098	2,066,963
Statoil	161,585	4,964,225
Telenor	110,736	2,522,637
Yara International	27,909	1,398,545

		16,647,240

Portugal–0.16%
†Banco Espirito Santo Class R	465,409	383,631
EDP	306,838	1,539,385

LVIP SSgA International Index Fund––10

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
Galp Energia	47,958	$878,618
Jeronimo Martins	32,739	538,607

		3,340,241

Singapore–1.32%
Ascendas Real Estate Investment Trust	325,000	599,487
CapitaCommercial Trust	294,000	400,834
CapitaLand	349,000	895,661
CapitaMall Trust	405,000	641,491
City Developments	50,000	410,217
ComfortDelGro	282,000	565,402
DBS Group Holdings	260,440	3,498,572
Genting Singapore	955,800	1,019,500
Global Logistic Properties	450,000	974,417
Golden Agri-Resources	1,199,480	533,893
Hutchison Port Holdings Trust	909,400	654,768
Jardine Cycle & Carriage	14,000	496,944
Keppel	202,815	1,755,052
Keppel Land	69,523	188,458
OCBC Bank	394,372	3,020,493
Sembcorp Industries	151,000	650,309
SembCorp Marine	105,000	345,256
Singapore Airlines	70,000	582,164
Singapore Exchange	113,000	629,842
Singapore Press Holdings	241,000	805,975
Singapore Technologies Engineering	206,000	627,797
Singapore Telecommunications	1,188,000	3,668,137
StarHub	58,000	193,969
United Overseas Bank	185,397	3,348,416
UOL Group	58,832	307,631
Wilmar International	252,000	644,703

		27,459,388

Spain–3.48%
Abertis Infraestructuras	63,119	1,452,384
ACS	27,525	1,258,799
Amadeus IT Holding	54,619	2,252,586
Banco Bilbao Vizcaya Argentaria	861,484	10,980,775
Banco de Sabadell	518,980	1,770,849
Banco Popular Espanol	245,694	1,641,713
Banco Santander	1,724,171	18,013,065
†Bankia	600,668	1,164,610
CaixaBank	258,974	1,598,183
Distribuidora Internacional de Alimentacion	79,494	731,888
Enagas	26,967	867,727
Ferrovial	61,739	1,374,980
Gas Natural SDG	54,209	1,712,015
Grifols	20,059	1,096,297
Iberdrola	726,105	5,550,726
Inditex	31,461	4,841,964
Mapfre	133,095	530,502

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Red Electrica	16,555	$1,514,218
Repsol YPF	129,721	3,420,970
Telefonica	599,669	10,280,132
Zardoya Otis	23,778	423,254

		72,477,637

Sweden–2.89%
Alfa Laval	49,082	1,264,690
Assa Abloy Class B	47,729	2,428,230
Atlas Copco Class A	98,061	2,833,395
Atlas Copco Class B	55,475	1,481,713
Boliden	42,382	614,834
Electrolux Class B	39,106	988,914
Elekta Class B	46,353	589,556
Ericsson LM Class B	448,284	5,416,569
Getinge Class B	25,713	675,625
Hennes & Mauritz Class B	139,914	6,113,256
Hexagon Class B	36,315	1,170,470
Husqvarna Class B	76,246	592,695
Industrivarden Class C	17,930	354,146
Investment Kinnevik Class B	32,007	1,363,997
Investor Class B	66,514	2,495,146
†Lundin Petroleum	36,176	731,856
Nordea Bank	447,112	6,308,942
Sandvik	148,499	2,028,723
Securitas Class B	44,925	532,741
Skandinaviska Enskilda Banken Class A	227,240	3,036,441
Skanska Class B	58,638	1,338,066
SKF Class B	56,464	1,440,537
Svenska Cellulosa Class B	85,691	2,232,351
Svenska Handelsbanken Class A	72,523	3,549,644
Swedbank Class A	131,609	3,489,618
Swedish Match	26,820	931,055
Tele2 Class B	43,560	512,969
TeliaSonera	359,170	2,623,236
Volvo Class B	222,340	3,062,457

		60,201,872

Switzerland–9.30%
†ABB	321,119	7,393,866
†Actelion	14,929	1,888,745
†Adecco	24,874	2,047,474
†Aryzta	13,724	1,299,900
Baloise Holding	6,265	738,222
†Barry Callebaut	285	387,241
Cie Financiere Richemont Class A	76,628	8,039,956
†Coca-Cola HBC	26,069	598,779
†Credit Suisse Group	222,664	6,367,209
EMS-Chemie Holding	1,211	483,390
Geberit	5,338	1,873,732
†Givaudan	1,355	2,259,734

LVIP SSgA International Index Fund––11

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Glencore International	1,556,269	$8,671,455
†Holcim	34,233	3,008,922
†Julius Baer Group	31,995	1,318,980
Kuehne & Nagel International Class R	8,242	1,096,641
Lindt & Spruengli Class R	16	988,307
Lindt & Spruengli PC	140	712,590
†Lonza Group	6,912	752,109
Nestle	470,914	36,479,440
Novartis	335,905	30,414,581
Pargesa Holding Bearer Shares	3,740	335,898
Partners Group Holding	2,857	780,895
Roche Holding	102,595	30,598,610
Schindler Holding	2,390	360,312
Schindler Holding PC	7,686	1,168,262
SGS	775	1,856,994
Sika Bearer Shares	336	1,373,779
Sonova Holding	7,807	1,191,055
STMicroelectronics	93,078	835,033
Sulzer	2,887	404,965
Swatch Group	4,622	2,790,868
Swatch Group Bearer Shares	6,965	773,583
†Swiss Life Holding	4,915	1,165,501
†Swiss Prime Site	8,926	739,765
†Swiss Re	50,721	4,512,473
Swisscom	3,304	1,920,519
Syngenta	13,599	5,064,836
Transocean	52,720	2,369,532
†UBS	533,741	9,791,922
Wolseley	37,038	2,030,458
†Zurich Insurance Group	21,916	6,605,567

		193,492,100

United Kingdom–17.65%
3i Group	130,910	900,493
Aberdeen Asset Management	139,123	1,080,808
Admiral Group	23,465	622,102
†Aggreko	34,076	962,326
AMEC	40,354	839,175
Anglo American	203,604	4,983,241
Antofagasta	50,526	659,825
ARM Holdings	204,229	3,079,519
†ASOS	8,399	425,509
Associated British Foods	52,023	2,714,829
AstraZeneca	183,478	13,630,549
Aviva	438,531	3,831,648
Babcock International Group	76,163	1,514,746
BAE Systems	480,690	3,561,576
Barclays	2,397,084	8,730,608
BG Group	497,873	10,523,861
BHP Billiton	309,124	9,996,989
BP	2,696,762	23,765,946
British American Tobacco	275,498	16,399,765

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
British Land	142,187	$1,709,605
British Sky Broadcasting Group	144,497	2,235,717
BT Group	1,162,098	7,655,618
Bunzl	48,178	1,337,486
Burberry Group	63,311	1,606,978
Capita	97,899	1,918,551
Capital Shopping Centres Group	149,571	797,691
Carnival	28,182	1,065,027
Centrica	739,588	3,957,022
Cobham	175,520	938,184
Compass Group	260,922	4,541,729
Croda International	17,676	665,876
Diageo	366,882	11,717,302
Direct Line Insurance Group	219,043	1,011,488
easyJet	25,867	604,322
G4S	206,308	901,128
GKN	235,141	1,461,316
GlaxoSmithKline	709,520	18,992,887
Hammerson	113,416	1,125,880
Hargreaves Lansdown	29,037	615,265
HSBC Holdings	2,749,999	27,906,384
ICAP	76,850	499,824
IMI	35,499	903,476
Imperial Tobacco Group	140,583	6,328,170
Inmarsat	67,267	860,603
InterContinental Hotels Group	40,047	1,659,413
†International Consolidated Airlines Group	102,223	648,226
†International Consolidated Airlines Group (London Stock Exchange)	60,078	380,954
Intertek Group	24,322	1,144,362
Investec	80,006	738,076
ITV	526,449	1,605,660
Johnson Matthey	29,212	1,549,932
Kingfisher	347,011	2,132,197
Land Securities Group	112,139	1,988,410
Legal & General Group	884,532	3,412,377
†Lloyds Banking Group	8,337,666	10,595,722
London Stock Exchange Group	23,877	820,194
Marks & Spencer Group	226,340	1,647,192
Meggitt	106,176	919,531
Melrose Industries	143,862	640,683
National Grid	547,724	7,874,639
Next	22,719	2,517,785
Old Mutual	714,589	2,417,979
Pearson	119,603	2,362,313
†Persimmon	45,380	988,741
Petrofac	33,351	686,695
Prudential	375,338	8,614,715
Randgold Resources	12,961	1,080,997
Reckitt Benckiser Group	95,099	8,301,101
Reed Elsevier	170,538	2,743,713

LVIP SSgA International Index Fund––12

LVIP SSgA International Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Resolution	204,814	$1,105,282
Rexam	109,921	1,006,524
Rio Tinto	185,997	9,895,697
†Rolls-Royce Holdings	274,582	5,023,881
†Royal Bank of Scotland Group	362,422	2,037,076
Royal Mail	100,422	857,668
RSA Insurance Group	156,973	1,275,632
SABMiller	141,366	8,197,435
Sage Group	149,496	982,796
Sainsbury (J.)	160,215	865,151
Schroders	18,153	778,608
Segro	102,978	608,422
Severn Trent	36,960	1,222,162
Smith & Nephew	126,002	2,240,694
Smiths Group	61,765	1,371,109
†Sports Direct International	39,327	475,546
SSE	143,918	3,859,879
Standard Chartered	354,470	7,243,916
Standard Life	332,139	2,126,656
Subsea 7	42,965	801,513
Tate & Lyle	60,203	705,312
TESCO	1,192,043	5,798,365
Travis Perkins	35,717	1,001,333
TUI Travel	66,885	455,619
Tullow Oil	127,099	1,856,672
Unilever	188,195	8,539,008
United Utilities Group	105,109	1,586,712
Vodafone Group	3,858,377	12,877,420
Weir Group	32,941	1,476,597
Whitbread	26,680	2,013,333
William Hill	130,580	733,061
WM Morrison Supermarkets	337,113	1,058,192

		367,129,922

Total Common Stock (Cost $1,584,954,034)		1,989,766,211

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK–0.62%
Germany–0.62%
Bayerische Motoren Werke 2.62%	8,838	$847,221
Fuchs Petrolub 0.70%	8,128	367,488
Henkel 1.22%	26,730	3,090,142
Porsche Automobil Holding 2.01%	22,289	2,322,207
Volkswagen 4.06%	23,741	6,234,912

Total Preferred Stock (Cost $8,860,876)		12,861,970

ΔRIGHTS–0.00%
Hong Kong–0.00%
HKT Trust	64,158	18,957

		18,957

Spain–0.00%
†Repsol	129,721	88,277

		88,277

Total Rights (Cost $87,761)		107,234

MONEY MARKET FUND–2.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	48,205,687	48,205,687

Total Money Market Fund (Cost $48,205,687)		48,205,687

TOTAL VALUE OF SECURITIES–98.57% (Cost $1,642,108,358)	2,050,941,102
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.43%	29,667,678

NET ASSETS APPLICABLE TO 209,906,926 SHARES OUTSTANDING–100.00%	$2,080,608,780

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($1,761,942,877 / 177,729,189 Shares)	$9.914

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($318,665,903 / 32,177,737 Shares)	$9.903

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$1,667,502,560
Undistributed net investment income	47,332,533
Accumulated net realized loss	(43,468,505)
Net unrealized appreciation of investments and derivatives	409,242,192

Total net assets	$2,080,608,780

LVIP SSgA International Index Fund—13

LVIP SSgA International Index Fund Statement of Net Assets (continued)

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«

Of this amount, $631,566 represents payable for securities purchased, $374,853 represents Fund shares redeemed and $3,212,000 represents cash pledged as collateral for futures contracts as of June 30, 2014.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets. See Note 6 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
803 E-mini MSCI EAFE Index	$78,829,760	$79,051,335	9/22/14	$221,575

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund—14

LVIP SSgA International Index Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA International Index Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$54,595,690
Foreign tax withheld	(3,523,927)

51,071,763

EXPENSES:
Management fees	3,878,439
Distribution fees-Service Class	388,182
Index fees	319,832
Accounting and administration expenses	236,161
Custodian fees	101,417
Pricing fees	53,315
Reports and statements to shareholders	47,008
Professional fees	43,980
Trustees’ fees and expenses	18,794
Consulting fees	1,690
Other	7,965

5,096,783
Less management fees waived	(435,216)

Total operating expenses	4,661,567

NET INVESTMENT INCOME	46,410,196

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,521,990)
Foreign currencies	293,150
Foreign currency exchange contracts	(280,531)
Futures contracts	5,939,911

Net realized gain	4,430,540

Net change in unrealized appreciation (depreciation) of:
Investments	48,009,041
Foreign currencies	118,101
Futures contracts	(3,729,470)

Net change in unrealized appreciation (depreciation)	44,397,672

NET REALIZED AND UNREALIZED GAIN	48,828,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,238,408

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,410,196	$31,934,483
Net realized gain (loss)	4,430,540	(3,750,014)
Net change in unrealized appreciation (depreciation)	44,397,672	237,992,328

Net increase in net assets resulting from operations	95,238,408	266,176,797

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(23,510,887)
Service Class	—	(4,109,883)

	—	(27,620,770)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	218,594,151	712,381,420
Service Class	14,155,473	104,037,857
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	23,510,886
Service Class	—	4,109,883

	232,749,624	844,040,046

Cost of shares redeemed:
Standard Class	(90,146,034)	(178,097,385)
Service Class	(25,231,245)	(55,092,635)

	(115,377,279)	(233,190,020)

Increase in net assets derived from capital share transactions	117,372,345	610,850,026

NET INCREASE IN NET ASSETS	212,610,753	849,406,053
NET ASSETS:
Beginning of period	1,867,998,027	1,018,591,974

End of period	$2,080,608,780	$1,867,998,027

Undistributed net investment income	$47,332,533	$922,337

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund—15

LVIP SSgA International Index Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Standard Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.458	$7.942	$6.851	$7.932	$7.511	$5.959

Income (loss) from investment operations:
Net investment income[2]	0.228	0.202	0.206	0.201	0.163	0.157
Net realized and unrealized gain (loss)	0.228	1.461	1.031	(1.180)	0.364	1.502

Total from investment operations	0.456	1.663	1.237	(0.979)	0.527	1.659

Less dividends and distributions from:
Net investment income	—	(0.147)	(0.146)	(0.102)	(0.106)	(0.107)

Total dividends and distributions	—	(0.147)	(0.146)	(0.102)	(0.106)	(0.107)

Net asset value, end of period	$9.914	$9.458	$7.942	$6.851	$7.932	$7.511

Total return[3]	4.82%	20.98%	18.13%	(12.38% )	7.05%	27.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,761,943	$1,552,699	$800,954	$497,414	$187,470	$111,877
Ratio of expenses to average net assets	0.44%	0.47%	0.50%	0.54%	0.54%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.51%	0.54%	0.58%	0.64%	0.73%
Ratio of net investment income to average net assets	4.82%	2.32%	2.80%	2.71%	2.22%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.78%	2.28%	2.76%	2.67%	2.12%	2.09%
Portfolio turnover	2%	6%	11%	19%	4%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Service Class
	Six Months Ended 6/30/14[1]	Year Ended
	(unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.460	$7.944	$6.855	$7.934	$7.514	$5.964

Income (loss) from investment operations:
Net investment income[2]	0.216	0.180	0.187	0.189	0.145	0.141
Net realized and unrealized gain (loss)	0.227	1.461	1.030	(1.186)	0.362	1.499

Total from investment operations	0.443	1.641	1.217	(0.997)	0.507	1.640

Less dividends and distributions from:
Net investment income	—	(0.125)	(0.128)	(0.082)	(0.087)	(0.090)

Total dividends and distributions	—	(0.125)	(0.128)	(0.082)	(0.087)	(0.090)

Net asset value, end of period	$9.903	$9.460	$7.944	$6.855	$7.934	$7.514

Total return[3]	4.68%	20.69%	17.82%	(12.59% )	6.78%	27.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$318,666	$315,299	$217,638	$213,401	$222,194	$113,217
Ratio of expenses to average net assets	0.69%	0.72%	0.75%	0.79%	0.79%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.76%	0.79%	0.83%	0.89%	0.98%
Ratio of net investment income to average net assets	4.57%	2.07%	2.55%	2.46%	1.97%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.53%	2.03%	2.51%	2.42%	1.87%	1.84%
Portfolio turnover	2%	6%	11%	19%	4%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies), and to unaffiliated insurance companies. The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% of the first $500 million of average daily net assets of the Fund; and 0.05% of the average daily net assets of the Fund in excess of $500 million. This agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $41,238 and $10,695, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$601,480
Distribution fees payable to LFD	65,723

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$199,437,414
Sales	38,431,993

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$1,676,322,334

Aggregate unrealized appreciation	$479,149,736
Aggregate unrealized depreciation	(104,530,968)

Net unrealized appreciation	$374,618,768

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $9,994,866 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in futures years, will expire as follows: $56,183 expires in 2018.

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund Notes to Financial Statements (continued) 3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules , including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-Term	Long-Term
$—	$9,938,683

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,989,766,211	$—	$—	$1,989,766,211
Rights	88,277	18,957	—	107,234
Money Market Fund	48,205,687	—	—	48,205,687
Preferred Stock	12,861,970	—	—	12,861,970

Total	$2,050,922,145	$18,957	$—	$2,050,941,102

Futures Contracts	$221,575	$—	$—	$221,575

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	22,915,848	81,192,060
Service Class	1,487,379	11,846,340
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,550,265
Service Class	—	445,661

	24,403,227	96,034,326

Shares redeemed:
Standard Class	(9,358,683)	(20,426,143)
Service Class	(2,640,704)	(6,356,248)

	(11,999,387)	(26,782,391)

Net increase	12,403,840	69,251,935

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$221,575	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(280,531)	$—
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,939,911	(3,729,470)

Total		$5,659,380	$(3,729,470)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 1,578,856	$13,458
Futures contracts (average notional value)	71,044,730	—

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–23

LVIP SSgA International RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA International RPM Fund

LVIP SSgA International RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 2, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 2, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14
Actual*
Standard Class Shares	$ 1,000.00	$ 1,053.90	0.25%	$ 1.27
Service Class Shares	1,000.00	1,052.70	0.50%	2.53
Hypothetical (5% return before expenses)**
Standard Class Shares	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*

The Fund commenced operations on January 2, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests significantly all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA International RPM Fund–1

LVIP SSgA International RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.57%
International Equity Fund	92.57%
Unaffiliated Investment Company	6.78%
Money Market Fund	6.78%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

LVIP SSgA International RPM Fund–2

LVIP SSgA International RPM Fund Schedule of Investments (unaudited) June 30, 2014

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.57%
International Equity Fund–92.57%
*Lincoln Variable Insurance Products Trust– LVIP SSgA International Index Fund	1,304,181	$ 12,928,342

Total Affiliated Investment Company (Cost $12,310,929)		12,928,342

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.78%
Money Market Fund–6.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	947,174	$ 947,174

Total Unaffiliated Investment Company (Cost $947,174)		947,174

TOTAL VALUE OF SECURITIES–99.35% (Cost $13,258,103)	13,875,516
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	91,412

NET ASSETS APPLICABLE TO 1,326,760 SHARES OUTSTANDING–100.00%	$13,966,928

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4 British Pound Currency	$421,683	$427,375	9/18/14	$5,692
5 Euro Currency	848,996	856,125	9/18/14	7,129
20 Euro STOXX 50 Index	896,080	885,083	9/22/14	(10,997)
4 FTSE 100 Index	459,929	459,448	9/22/14	(480)
5 Japanese Yen Currency	615,140	617,500	9/18/14	2,360
4 Nikkei 225 Index (OSE)	594,672	598,529	9/12/14	3,857

	$3,836,500			$7,561

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International RPM Fund–3

LVIP SSgA International RPM Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$12,928,342
Investments in unaffiliated investment companies, at value	947,174
Foreign currencies collateral, at value	118,317
Receivables for fund shares sold	87,351
Cash collateral for derivatives	30,000
Variation margin receivable on futures contracts	8,997
Due from manager and affiliates	4,040
Cash	1,808

TOTAL ASSETS	14,126,029

LIABILITIES:
Payable for investment companies purchased	132,335
Accrued expenses payable	20,292
Due to manager and affiliates	4,866
Payables for fund shares redeemed	1,608

TOTAL LIABILITIES	159,101

TOTAL NET ASSETS	$13,966,928

Investments in affiliated investment companies, at cost	$12,310,929
Investments in unaffiliated investment companies, at cost	947,174

Standard Class:
Net Assets	$526,973
Shares Outstanding	50,000
Net Asset Value	$10.539

Service Class:
Net Assets	$13,439,955
Shares Outstanding	1,276,760
Net Asset Value	$10.527

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$13,369,145
Accumulated net investment loss	(21,850)
Accumulated net realized loss on investments	(5,341)
Net unrealized appreciation of investments and derivatives	624,974

Total net assets	$13,966,928

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International RPM Fund–4

LVIP SSgA International RPM Fund Statement of Operations January 2, 2014* to June 30, 2014 (unaudited)	LVIP SSgA International RPM Fund Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$93

EXPENSES:
Management fees	34,306
Accounting and administration expenses	16,233
Distribution fees-Service Class	10,659
Professional fees	9,368
Reports and statements to shareholders	984
Custodian fees	640
Pricing fees	82
Trustees’ fees and expenses	25
Other	4

72,301
Less management fees waived	(25,278)
Less expenses reimbursed	(25,080)

Total operating expenses	21,943

NET INVESTMENT LOSS	(21,850)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments in affiliated investment companies	(737)
Foreign currencies	(1,302)
Futures contracts	(3,302)

Net realized loss	(5,341)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	617,413
Futures contracts	7,561

Net change in unrealized appreciation (depreciation)	624,974

NET REALIZED AND UNREALIZED GAIN	619,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$597,783

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

1/2/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(21,850)
Net realized loss	(5,341)
Net unrealized appreciation (depreciation)	624,974

Net increase in net assets resulting from operations	597,783

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	500,000
Service Class	13,696,052

14,196,052

Cost of shares redeemed:
Service Class	(826,907)

(826,907)

Increase in net assets derived from capital share transactions	13,369,145

NET INCREASE IN NET ASSETS	13,966,928
NET ASSETS:
Beginning of period	—

End of period	$13,966,928

Accumulated net investment loss	$(21,850)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International RPM Fund–5

LVIP SSgA International RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA International RPM Fund
	Standard Class 1/2/14[1] to 6/30/14 (unaudited)		Service Class 1/2/14[1] to 6/30/14 (unaudited)

Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.012)		(0.025)
Net realized and unrealized gain	0.551		0.552

Total from investment operations	0.539		0.527

Net asset value, end of period	$10.539		$10.527

Total return[3]	5.39%		5.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$527		$13,440
Ratio of expenses to average net assets[4]	0.25%		0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.36%		1.61%
Ratio of net investment loss to average net assets	(0.25%	)	(0.50%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.36%	)	(1.61%	)
Portfolio turnover	3%		3%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA International RPM Fund–6

LVIP SSgA International RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies (mutual funds), primarily the LVIP SSgA International Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP SSgA International Index Fund, which is advised by an unaffiliated advisor, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility, and may invest in individual securities, such as money market securities.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of the Underlying Fund are valued under the valuation policy of the Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates a tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. A tax position not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period January 2, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP SSgA International RPM Fund–7

LVIP SSgA International RPM Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period January 2, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.76% of the average daily net asset of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisor of the Underlying Fund (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.56% of the average daily net assets of the Fund. This agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue at least through April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period January 2, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $143 and $38, respectively.

Lincoln Life also performs daily trading operations. The Fund reimbursed Lincoln Life for the cost of these services, which amounted to $343 for the period January 2, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,040
Management fees payable to LIAC	2,177
Distribution fees payable to LFD	2,613
Trading operation fees payable to Lincoln Life	76

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 100% of the Standard Class shares and 35.25% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period January 2, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,595,576
Sales	283,910

LVIP SSgA International RPM Fund–8

LVIP SSgA International RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$13,258,996

Aggregate unrealized appreciation	$616,520
Aggregate unrealized depreciation	—

Net unrealized appreciation	$616,520

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$13,875,516

Futures Contracts	$7,561

There were no Level 3 investments at the end of the period.

During the period January 2, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

1/2/14* to 6/30/14
Shares sold:
Standard Class	50,000
Service Class	1,356,563
Shares redeemed:
Service Class	(79,803)

(79,803)

Net increase	1,326,760

* Date of commencement of operations.

LVIP SSgA International RPM Fund–9

LVIP SSgA International RPM Fund Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Currency contracts (Futures contracts)	Variation margin receivable on futures contracts*	$15,181	Variation margin receivable on futures contracts*	$—
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$3,857	Variation margin receivable on futures contracts*	$(11,477)

Total		$19,038		$(11,477)

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period January 2, 2014** through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized gain on futures contracts and unrealized appreciation (depreciation) of futures contracts	$38,658	$15,180
Equity contracts (Futures contracts)	Net realized loss on futures contracts and unrealized appreciation (depreciation) of futures contracts	$(41,960)	$(7,619)

Total		$(3,302)	$7,561

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period January 2, 2014** through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period January 2, 2014** through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$1,095,608	$640,120

** Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP SSgA International RPM Fund–10

LVIP SSgA International RPM Fund Notes to Financial Statements (continued)

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA International RPM Fund –11

LVIP SSgA International RPM Fund Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP SSgA International RPM Fund (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the LVIP SSgA International Index Fund. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level equivalent to the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive 0.56%

LVIP SSgA International RPM Fund–12

LVIP SSgA International RPM Fund Other Fund Information (continued) Advisory Agreement (continued)

of the 0.76% advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.25% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International RPM Fund–13

LVIP SSgA Large Cap RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA Large Cap RPM Fund

LVIP SSgA Large Cap RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014, to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual
Standard Class Shares	$1,000.00	$1,037.60	0.25%	$1.26
Service Class Shares	1,000.00	1,036.30	0.50%	2.52

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA Large Cap RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.52%
Equity Fund	92.52%
Unaffiliated Investment Company	6.77%
Money Market Fund	6.77%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

LVIP SSgA Large Cap RPM Fund–2

LVIP SSgA Large Cap RPM Fund Schedule of Investments (unaudited) June 30, 2014

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.52%
Equity Fund–92.52%
*Lincoln Variable Insurance Products Trust– LVIP SSgA S&P 500 Index Fund	4,089,922	$58,027,819

Total Affiliated Investment Company (Cost $52,882,311)		58,027,819

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.77%
Money Market Fund–6.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,245,394	$4,245,394

Total Unaffiliated Investment Company (Cost $4,245,394)		4,245,394

TOTAL VALUE OF SECURITIES–99.29% (Cost $57,127,705)	62,273,213
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	444,995

NET ASSETS APPLICABLE TO 5,407,223 SHARES OUTSTANDING–100.00%	$62,718,208

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
95 E-mini S&P 500 Index	$9,141,423	$9,273,900	9/22/14	$132,477

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–3

LVIP SSgA Large Cap RPM Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment companies, at value	$58,027,819
Investments in unaffiliated investment companies, at value	4,245,394
Cash collateral	410,875
Receivables for fund shares sold	347,953
Expense reimbursement receivable from LIAC	5,454
Variation margin receivable on futures contracts	1,900
Cash	29
Dividends receivable from investment companies	1

TOTAL ASSETS	63,039,425

LIABILITIES:
Payable for investment companies purchased	266,749
Due to manager and affiliates	22,423
Distribution payable	12,257
Payables for fund shares redeemed	10,219
Payable for investment companies purchased	9,569

TOTAL LIABILITIES	321,217

TOTAL NET ASSETS	$62,718,208

Investments in affiliated investment companies, at cost	$52,882,311
Investments in unaffiliated investment companies, at cost	4,245,394

Standard Class:
Net Assets	$119,107
Shares Outstanding	10,255
Net Asset Value	$11.615

Service Class:
Net Assets	$62,599,101
Shares Outstanding	5,396,968
Net Asset Value	$11.599

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$58,901,083
Accumulated of net investment loss	(109,933)
Accumulated net realized loss on investments	(1,350,927)
Net unrealized appreciation of investments and derivatives	5,277,985

Total net assets	$62,718,208

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–4

LVIP SSgA Large Cap RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA Large Cap RPM Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$140

EXPENSES:
Management fees	154,301
Distribution fees-Service Class	54,966
Accounting and administration expenses	20,509
Professional fees	8,756
Consulting fees	1,805
Custodian fees	698
Reports and statements to shareholders	448
Trustees’ fees and expenses	305
Pricing fees	47
Other	56

241,891
Less management fees waived	(110,215)
Less expenses reimbursed	(21,603)

Total operating expenses	110,073

NET INVESTMENT LOSS	(109,933)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment companies	(3,447)
Futures contracts	(1,023,500)

Net realized loss	(1,026,947)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment companies	3,475,330
Futures contracts	41,643

Net change in unrealized appreciation (depreciation)	3,516,973

NET REALIZED AND UNREALIZED GAIN	2,490,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,380,093

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	5/1/13* to 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(109,933)	$308,821
Net realized loss	(1,026,947)	(323,936)
Net change in unrealized appreciation (depreciation)	3,516,973	1,761,012

Net increase in net assets resulting from operations	2,380,093	1,745,897

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,496)
Service Class	—	(308,930)
Return of capital:	—
Standard Class	—	(2)
Service Class	—	(514)

	—	(310,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,007	101,300
Service Class	36,317,521	27,936,663
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,498
Service Class	—	309,444

	36,332,528	28,348,905

Cost of shares redeemed:
Standard Class	(15,071)	—
Service Class	(3,746,576)	(2,016,626)

	(3,761,647)	(2,016,626)

Increase in net assets derived from capital share transactions	32,570,881	26,332,279

NET INCREASE IN NET ASSETS	34,950,974	27,767,234
NET ASSETS:
Beginning of period	27,767,234	—

End of period	$62,718,208	$27,767,234

Undistributed (accumulated) net investment income (loss)	$(109,933)	$—

*Date	of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Large Cap RPM Fund–5

LVIP SSgA Large Cap RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.194		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.310
Net realized and unrealized gain	0.435		1.032

Total from investment operations	0.421		1.342

Less dividends and distributions from:
Net investment income	—		(0.148)
Return of capital	—		— [4]

Total dividends and distributions	—		(0.148)

Net asset value, end of period	$11.615		$11.194

Total return[5]	3.76%		13.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119		$115
Ratio of expenses to average net assets[6]	0.25%		0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	0.84%		1.41%
Ratio of net investment income (loss) to average net assets	(0.25%	)	4.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.84%	)	3.21%
Portfolio turnover	4%		8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $2 were made by the Fund’s Standard Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP SSgA Large Cap RPM Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap RPM Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13
Net asset value, beginning of period	$11.193		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)		0.298
Net realized and unrealized gain	0.434		1.025

Total from investment operations	0.406		1.323

Less dividends and distributions from:
Net investment income	—		(0.130)
Return of capital	—		— [4]

Total dividends and distributions	—		(0.130)

Net asset value, end of period	$11.599		$11.193

Total return[5]	3.63%		13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$62,599		$27,652
Ratio of expenses to average net assets[6]	0.50%		0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[6]	1.09%		1.66%
Ratio of net investment income (loss) to average net assets	(0.50%	)	4.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.09%	)	2.97%
Portfolio turnover	4%		8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital on investments distributions of $514 were made by the Fund’s Service Class, which calculated to de minimus amounts of $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–7

LVIP SSgA Large Cap RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Large Cap RPM Fund ( Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (mutual funds), primarily the LVIP SSgA S&P 500 Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP S&P 500 Index Fund, which is advised by an unaffiliated advisor, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year December 31, 2013, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying

LVIP SSgA Large Cap RPM Fund–8

LVIP SSgA Large Cap RPM Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.50% of the average daily net asset of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class. The agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $836 and $216, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,688 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,454
Management fees payable to LIAC	9,825
Distribution fees payable to LFD	12,257
Trading operation fees payable to Lincoln Life	341

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 98.80% of the Standard Class shares of the Fund.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$30,546,578
Sales	1,528,053

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$57,138,047

Aggregate unrealized appreciation	$5,145,508
Aggregate unrealized depreciation	(10,342)

Net unrealized appreciation	$5,135,166

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP SSgA Large Cap RPM Fund–9

LVIP SSgA Large Cap RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$3,855	$7,381

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level	1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level

2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level	3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$62,273,213

Futures Contracts	$132,477

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	5/1/13* to 12/31/13
Shares sold:
Standard Class	1,351	10,125
Service Class	3,264,014	2,630,348

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	134
Service Class	—	27,753

	3,265,365	2,668,360

Shares redeemed:
Standard Class	(1,355)	—
Service Class	(337,540)	(187,607)

	(338,895)	(187,607)

Net increase	2,926,470	2,480,753

* Date of commencement of operations.

LVIP SSgA Large Cap RPM Fund–10

LVIP SSgA Large Cap RPM Fund Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts	$132,477	*	Variation margin payable on futures contracts	$—

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(1,023,500)	$41,643

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$3,610,083	$3,641,933

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSgA Large Cap RPM Fund–11

LVIP SSgA Large Cap RPM Fund Notes to Financial Statements (continued)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Large Cap RPM Fund–12

LVIP SSgA S&P 500 Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,070.10	0.21%	$1.08
Service Class Shares	1,000.00	1,068.80	0.46%	2.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	96.90%

Aerospace & Defense	2.56%
Air Freight & Logistics	0.74%
Airlines	0.29%
Auto Components	0.42%
Automobiles	0.72%
Banks	5.75%
Beverages	2.06%
Biotechnology	2.42%
Building Products	0.07%
Capital Markets	2.10%
Chemicals	2.51%
Commercial Services & Supplies	0.48%
Communications Equipment	1.69%
Construction & Engineering	0.15%
Construction Materials	0.04%
Consumer Finance	0.94%
Containers & Packaging	0.21%
Distributors	0.07%
Diversified Consumer Services	0.07%
Diversified Financial Services	1.80%
Diversified Telecommunication Services	2.33%
Electric Utilities	1.72%
Electrical Equipment	0.63%
Electronic Equipment, Instruments & Components	0.43%
Energy Equipment & Services	2.08%
Food & Staples Retailing	2.19%
Food Products	1.58%
Gas Utilities	0.04%
Health Care Equipment & Supplies	2.04%
Health Care Providers & Services	2.00%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.62%
Household Durables	0.39%
Household Products	1.81%
Independent Power and Renewable Electricity Producers	0.12%
Industrial Conglomerates	2.31%
Insurance	2.77%
Internet & Catalog Retail	1.28%
Internet Software & Services	3.08%
IT Services	3.20%
Leisure Products	0.11%
Life Sciences Tools & Services	0.44%
Machinery	1.69%

Security Type/Sector	Percentage of Net Assets
Media	3.51%
Metals & Mining	0.51%
Multiline Retail	0.62%
Multi-Utilities	1.15%
Oil, Gas & Consumable Fuels	8.44%
Paper & Forest Products	0.12%
Personal Products	0.14%
Pharmaceuticals	5.89%
Professional Services	0.19%
Real Estate Investment Trusts	1.97%
Real Estate Management & Development	0.05%
Road & Rail	0.94%
Semiconductors & Semiconductor Equipment	2.25%
Software	3.41%
Specialty Retail	1.94%
Technology Hardware, Storage & Peripherals	4.18%
Textiles, Apparel & Luxury Goods	0.77%
Thrifts & Mortgage Finance	0.05%
Tobacco	1.43%
Trading Companies & Distributors	0.16%
Wireless Telecommunication Services	0.14%
Money Market Fund	2.90%
Short-Term Investments	0.16%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.12%
Exxon Mobil	2.41%
Microsoft	1.75%
Johnson & Johnson	1.65%
General Electric	1.47%
Wells Fargo	1.40%
Chevron	1.38%
Berkshire Hathaway Class B	1.27%
JPMorgan Chase	1.21%
Procter & Gamble	1.18%
Total	16.84%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (unaudited) June 30, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.90%
Aerospace & Defense–2.56%
Boeing	256,289	$32,607,649
General Dynamics	123,180	14,356,629
Honeywell International	293,972	27,324,697
L-3 Communications Holdings	32,476	3,921,477
Lockheed Martin	101,503	16,314,577
Northrop Grumman	81,533	9,753,793
Precision Castparts	54,647	13,792,903
Raytheon	118,001	10,885,592
Rockwell Collins	51,705	4,040,229
Textron	106,522	4,078,727
United Technologies	317,559	36,662,187

		173,738,460

Air Freight & Logistics–0.74%
Expeditors International of Washington	73,776	3,257,948
FedEx	105,603	15,986,182
Robinson (C.H.) Worldwide	57,727	3,682,405
United Parcel Service Class B	266,524	27,361,354

		50,287,889

Airlines–0.29%
Delta Air Lines	316,600	12,258,752
Southwest Airlines	267,881	7,195,284

		19,454,036

Auto Components–0.42%
Borg Warner	85,798	5,593,172
Delphi Automotive	105,624	7,260,594
Goodyear Tire & Rubber	106,437	2,956,820
Johnson Controls	252,837	12,624,151

		28,434,737

Automobiles–0.72%
Ford Motor	1,479,502	25,506,614
General Motors	489,906	17,783,588
Harley-Davidson	83,593	5,838,971

		49,129,173

Banks–5.75%
Bank of America	3,982,301	61,207,966
BB&T.	268,126	10,572,208
Citigroup	1,144,362	53,899,450
Comerica	68,952	3,458,632
Fifth Third Bancorp	320,912	6,851,471
Huntington Bancshares	301,320	2,874,593
JPMorgan Chase	1,426,360	82,186,863
KeyCorp	341,495	4,893,623
M&T Bank	49,724	6,168,262
PNC Financial Services Group	200,646	17,867,526
Regions Financial	543,514	5,772,119
SunTrust Banks	198,864	7,966,492
U.S. Bancorp	683,356	29,602,982

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Wells Fargo	1,815,982	$95,448,014
Zions Bancorp	69,942	2,061,191

		390,831,392

Beverages–2.06%
Brown-Forman Class B	61,970	5,835,715
Coca-Cola	1,427,797	60,481,481
Coca-Cola Enterprises	92,532	4,421,179
†Constellation Brands Class A	64,035	5,643,405
Dr Pepper Snapple Group	72,358	4,238,732
Molson Coors Brewing Class B	61,017	4,525,021
†Monster Beverage	51,468	3,655,772
PepsiCo	573,875	51,269,993

		140,071,298

Biotechnology–2.42%
†Alexion Pharmaceuticals	74,505	11,641,406
Amgen	287,157	33,990,774
†Biogen Idec	88,649	27,951,916
†Celgene	304,840	26,179,659
†Gilead Sciences	579,849	48,075,281
†Regeneron Pharmaceuticals	29,962	8,463,366
†Vertex Pharmaceuticals	89,600	8,483,328

		164,785,730

Building Products–0.07%
Allegion	32,825	1,860,521
Masco	128,321	2,848,726

		4,709,247

Capital Markets–2.10%
†Affiliated Managers Group	20,900	4,292,860
Ameriprise Financial	72,682	8,721,840
Bank of New York Mellon	423,603	15,876,640
BlackRock	47,591	15,210,084
†E Trade Financial	109,243	2,322,506
Franklin Resources	149,856	8,667,671
Goldman Sachs Group	157,886	26,436,432
Invesco	160,639	6,064,122
Legg Mason	36,847	1,890,620
Morgan Stanley	527,220	17,045,023
Northern Trust	82,084	5,270,614
Schwab (Charles)	440,125	11,852,566
ÞState Street	162,190	10,908,899
T. Rowe Price Group	99,135	8,367,985

		142,927,862

Chemicals–2.51%
Air Products & Chemicals	79,899	10,276,609
Airgas	24,651	2,684,740
CF Industries Holdings	20,858	5,016,975
Dow Chemical	456,257	23,478,985
duPont (E.I.) deNemours	347,760	22,757,414

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical	57,127	$4,990,043
Ecolab	102,759	11,441,187
FMC	48,901	3,481,262
International Flavors & Fragrances	29,520	3,078,346
LyondellBasell Industries Class A	162,360	15,854,454
Monsanto	196,952	24,567,792
Mosaic	129,447	6,401,154
PPG Industries	52,328	10,996,729
Praxair	110,584	14,689,979
Sherwin-Williams	31,616	6,541,667
Sigma-Aldrich	45,144	4,581,213

		170,838,549

Commercial Services & Supplies–0.48%
ADT	68,357	2,388,394
Cintas	39,308	2,497,630
Iron Mountain	64,159	2,274,437
Pitney Bowes	79,154	2,186,233
Republic Services	102,237	3,881,939
†Stericycle	32,901	3,896,136
Tyco International	175,363	7,996,553
Waste Management	162,371	7,262,855

		32,384,177

Communications Equipment–1.69%
Cisco Systems	1,941,824	48,254,326
†F5 Networks	28,296	3,153,306
Harris	40,458	3,064,693
†Juniper Networks	181,204	4,446,746
Motorola Solutions	85,880	5,717,032
QUALCOMM	637,424	50,483,981

		115,120,084

Construction & Engineering–0.15%
Fluor	61,037	4,693,745
†Jacobs Engineering Group	49,534	2,639,172
†Quanta Services	79,787	2,759,034

		10,091,951

Construction Materials–0.04%
Vulcan Materials	46,963	2,993,891

		2,993,891

Consumer Finance–0.94%
American Express	342,550	32,497,719
Capital One Financial	216,730	17,901,898
Discover Financial Services	177,211	10,983,538
Navient	158,964	2,815,252

		64,198,407

Containers & Packaging–0.21%
Avery Dennison	37,443	1,918,954
Ball	53,878	3,377,073
Bemis	39,518	1,606,802

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
MeadWestvaco	63,735	$2,820,911
†Owens-Illinois	62,482	2,164,376
Sealed Air	71,497	2,443,052

		14,331,168

Distributors–0.07%
Genuine Parts	57,441	5,043,320

		5,043,320

Diversified Consumer Services–0.07%
Block (H&R)	101,214	3,392,693
Graham Holdings	1,814	1,302,652

		4,695,345

Diversified Financial Services–1.80%
†Berkshire Hathaway Class B	682,269	86,347,965
CME Group	116,853	8,290,720
IntercontinentalExchange Group	42,626	8,052,051
Leucadia National	117,225	3,073,640
McGraw-Hill Financial	102,479	8,508,831
Moody’s	70,942	6,218,776
NASDAQ OMX Group	44,277	1,709,978

		122,201,961

Diversified Telecommunication Services–2.33%
AT&T	1,961,440	69,356,518
CenturyLink	219,903	7,960,489
Frontier Communications	386,549	2,257,446
Verizon Communications	1,559,858	76,323,852
Windstream Holdings	224,992	2,240,920

		158,139,225

Electric Utilities–1.72%
American Electric Power	184,078	10,266,030
Duke Energy	265,248	19,678,749
Edison International	124,304	7,223,305
Entergy	66,172	5,432,059
Exelon	325,356	11,868,987
FirstEnergy	160,606	5,576,240
NextEra Energy	163,658	16,771,672
Northeast Utilities	116,474	5,505,726
Pepco Holdings	94,909	2,608,099
Pinnacle West Capital	39,983	2,312,617
PPL	234,198	8,321,055
Southern	333,826	15,149,024
Xcel Energy	185,877	5,990,816

		116,704,379

Electrical Equipment–0.63%
AMETEK	94,000	4,914,320
Eaton	178,917	13,808,814
Emerson Electric	264,030	17,521,031

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	51,190	$6,406,940

		42,651,105

Electronic Equipment, Instruments & Components–0.43%
Amphenol Class A	58,866	5,671,150
Corning	494,960	10,864,372
FLIR Systems	54,550	1,894,521
Jabil Circuit	71,087	1,485,718
TE Connectivity	152,111	9,406,544

		29,322,305

Energy Equipment & Services–2.08%
Baker Hughes	165,797	12,343,587
†Cameron International	77,200	5,227,212
Diamond Offshore Drilling	26,952	1,337,628
ENSCO Class A	85,559	4,754,514
†FMC Technologies	87,516	5,344,602
Halliburton	319,437	22,683,221
Helmerich & Payne	41,008	4,761,439
Nabors Industries	93,489	2,745,772
National Oilwell Varco	161,290	13,282,232
Noble	95,163	3,193,670
Rowan Class A	47,998	1,532,576
Schlumberger	492,755	58,120,452
Transocean	129,100	5,813,373

		141,140,278

Food & Staples Retailing–2.19%
Costco Wholesale	165,148	19,018,444
CVS Caremark	443,121	33,398,030
Kroger	193,423	9,560,899
Safeway	87,180	2,993,761
Sysco	222,618	8,337,044
Walgreen	328,062	24,319,236
Wal-Mart Stores	609,895	45,784,818
Whole Foods Market	138,400	5,346,392

		148,758,624

Food Products–1.58%
Archer-Daniels-Midland	248,123	10,944,706
Campbell Soup	65,950	3,021,169
ConAgra Foods	153,452	4,554,455
General Mills	234,312	12,310,752
Hershey	55,230	5,377,745
Hormel Foods	49,436	2,439,667
Kellogg	97,977	6,437,089
Keurig Green Mountain	47,400	5,906,514
Kraft Foods Group	226,024	13,550,139
McCormick	50,719	3,630,973
Mead Johnson Nutrition	76,959	7,170,270
Mondelez International Class A	638,308	24,006,764
Smucker (J.M.)	39,447	4,203,867

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Tyson Foods Class A	98,950	$3,714,583

		107,268,693

Gas Utilities–0.04%
AGL Resources	44,483	2,447,899

		2,447,899

Health Care Equipment & Supplies–2.04%
Abbott Laboratories	579,003	23,681,223
Bard (C.R.)	29,037	4,152,581
Baxter International	204,235	14,766,191
Becton, Dickinson	71,944	8,510,975
†Boston Scientific	489,687	6,253,303
†CareFusion	80,327	3,562,502
Covidien	169,821	15,314,458
DENTSPLY International	52,175	2,470,486
†Edwards Lifesciences	41,608	3,571,631
†Intuitive Surgical	14,523	5,980,571
Medtronic	375,526	23,943,538
St. Jude Medical	108,442	7,509,609
Stryker	109,312	9,217,188
†Varian Medical Systems	38,832	3,228,492
Zimmer Holdings	62,590	6,500,597

		138,663,345

Health Care Providers & Services–2.00%
Aetna	136,044	11,030,448
AmerisourceBergen	84,378	6,130,905
Cardinal Health	130,461	8,944,406
Cigna	103,456	9,514,848
†DaVita HealthCare Partners	65,028	4,702,825
†Express Scripts Holding	291,232	20,191,115
Humana	57,832	7,386,303
†Laboratory Corporation of America Holdings	33,047	3,384,013
McKesson	86,587	16,123,365
Patterson	32,124	1,269,219
Quest Diagnostics	56,111	3,293,155
†Tenet Healthcare	38,968	1,829,158
UnitedHealth Group	373,346	30,521,036
WellPoint	107,188	11,534,501

		135,855,297

Health Care Technology–0.09%
†Cerner	112,229	5,788,772

		5,788,772

Hotels, Restaurants & Leisure–1.62%
Carnival	161,691	6,087,666
†Chipotle Mexican Grill	11,522	6,826,900
Darden Restaurants	47,030	2,176,078
Marriott International Class A	85,983	5,511,510
McDonald’s	373,318	37,608,055

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	283,803	$21,960,676
Starwood Hotels & Resorts Worldwide	72,105	5,827,526
Wyndham Worldwide	49,773	3,768,812
Wynn Resorts	30,950	6,423,982
Yum Brands	167,924	13,635,429

		109,826,634

Household Durables–0.39%
D.R.Horton	106,074	2,607,299
Garmin	46,124	2,808,952
Harman International Industries	26,206	2,815,311
Leggett & Platt	54,436	1,866,066
Lennar Class A	68,643	2,881,633
†Mohawk Industries	23,700	3,278,658
Newell Rubbermaid	104,404	3,235,480
PulteGroup	130,341	2,627,675
Whirlpool	29,808	4,149,870

		26,270,944

Household Products–1.81%
Clorox	48,985	4,477,229
Colgate-Palmolive	327,652	22,339,313
Kimberly-Clark	143,631	15,974,640
Procter & Gamble	1,021,268	80,261,452

		123,052,634

Independent Power and Renewable Electricity Producers–0.12%
AES	248,215	3,859,743
NRG Energy	124,455	4,629,726

		8,489,469

Industrial Conglomerates–2.31%
3M	235,971	33,800,486
Danaher	225,701	17,769,440
General Electric	3,799,169	99,842,161
Roper Industries	36,664	5,353,311

		156,765,398

Insurance–2.77%
ACE	125,497	13,014,039
AFLAC	169,811	10,570,735
Allstate	168,772	9,910,292
American International Group	548,944	29,961,364
Aon	113,696	10,242,873
Assurant	25,316	1,659,464
Chubb	93,393	8,608,033
Cincinnati Financial	52,875	2,540,115
†Genworth Financial	184,251	3,205,967
Hartford Financial Services Group	169,489	6,069,401
ÞLincoln National	100,436	5,166,428
Loews	114,208	5,026,294
Marsh & McLennan	208,269	10,792,500
MetLife	421,615	23,424,929

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group	102,533	$5,175,866
Progressive	201,918	5,120,640
Prudential Financial	174,125	15,457,076
Torchmark	34,253	2,806,006
Travelers	132,806	12,493,060
Unum Group	98,811	3,434,670
XL Group	105,842	3,464,209

		188,143,961

Internet & Catalog Retail–1.28%
†Amazon.com	140,258	45,552,993
Expedia	40,249	3,170,011
†NetFlix	22,800	10,045,680
†Priceline Group	19,575	23,548,725
†TripAdvisor	42,134	4,578,280

		86,895,689

Internet Software & Services–3.08%
†Akamai Technologies	68,403	4,176,687
†eBay	437,144	21,883,429
†Facebook Class A	652,000	43,873,080
†Google Class A	107,420	62,805,251
†Google Class C	107,420	61,796,578
†VeriSign	46,087	2,249,506
†Yahoo	355,923	12,503,575

		209,288,106

IT Services–3.20%
Accenture Class A	239,167	19,334,260
†Alliance Data Systems	19,600	5,512,500
Automatic Data Processing	181,268	14,370,927
†Cognizant Technology Solutions Class A	228,816	11,191,391
Computer Sciences	54,985	3,475,052
Fidelity National Information Services	107,989	5,911,318
†Fiserv	97,312	5,869,860
International Business Machines	360,563	65,359,255
MasterCard Class A	385,220	28,302,113
Paychex	119,076	4,948,799
†Teradata	58,728	2,360,866
Total System Services	62,868	1,974,684
Visa Class A	191,182	40,283,959
Western Union	201,787	3,498,987
Xerox	423,685	5,270,641

		217,664,612

Leisure Products–0.11%
Hasbro	43,184	2,290,911
Mattel	129,668	5,053,162

		7,344,073

Life Sciences Tools & Services–0.44%
Agilent Technologies	123,137	7,072,989

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
PerkinElmer	42,975	$2,012,949
Thermo Fisher Scientific	151,553	17,883,254
†Waters	30,816	3,218,423

		30,187,615

Machinery–1.69%
Caterpillar	239,281	26,002,666
Cummins	64,529	9,956,179
Deere	141,400	12,803,770
Dover	63,651	5,789,058
Flowserve	52,084	3,872,445
Illinois Tool Works	147,219	12,890,496
Ingersoll-Rand	98,475	6,155,672
Joy Global	39,734	2,446,820
PACCAR	131,355	8,253,035
Pall	42,008	3,587,063
Parker Hannifin	56,882	7,151,774
Pentair	74,894	5,401,355
Snap-on	21,775	2,580,773
Stanley Black & Decker	59,240	5,202,457
Xylem	70,173	2,742,361

		114,835,924

Media–3.51%
Cablevision Systems Class A	83,041	1,465,674
CBS Class B	205,784	12,787,418
Comcast Class A	982,472	52,739,097
†DIRECTV	180,296	15,326,963
†Discovery Communications Class A	84,943	6,309,566
Disney (Walt)	614,190	52,660,651
Gannett	85,605	2,680,293
Interpublic Group	163,980	3,199,250
†News Class A	192,890	3,460,447
Omnicom Group	98,597	7,022,078
Scripps Networks Interactive Class A	40,253	3,266,128
Time Warner	335,033	23,536,068
Time Warner Cable	103,923	15,307,858
Twenty-First Century Fox Class A	732,957	25,763,439
Viacom Class B	149,723	12,985,476

		238,510,406

Metals & Mining–0.51%
Alcoa	444,481	6,618,322
Allegheny Technologies	41,671	1,879,362
Freeport-McMoRan Copper & Gold	390,861	14,266,427
Newmont Mining	182,132	4,633,438
Nucor	121,543	5,985,993
U.S. Steel	55,601	1,447,850

		34,831,392

Multiline Retail–0.62%
†Dollar General	108,429	6,219,487
†Dollar Tree	78,360	4,267,486

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Family Dollar Stores	34,715	$2,296,050
Kohl’s	74,603	3,930,086
Macy’s	139,317	8,083,172
Nordstrom	53,611	3,641,795
Target	237,738	13,776,917

		42,214,993

Multi-Utilities–1.15%
Ameren	89,301	3,650,625
CenterPoint Energy	160,835	4,107,726
CMS Energy	102,838	3,203,404
Consolidated Edison	111,112	6,415,607
Dominion Resources	218,610	15,634,987
DTE Energy	64,892	5,053,140
Integrys Energy Group	30,336	2,157,800
NiSource	119,895	4,716,669
PG&E	173,073	8,310,965
Public Service Enterprise Group	191,489	7,810,836
SCANA	50,206	2,701,585
Sempra Energy	84,388	8,836,267
TECO Energy	78,862	1,457,370
Wisconsin Energy	87,134	4,088,327

		78,145,308

Oil, Gas & Consumable Fuels–8.44%
Anadarko Petroleum	189,227	20,714,680
Apache	147,426	14,834,004
Cabot Oil & Gas	161,396	5,510,059
Chesapeake Energy	189,605	5,892,923
Chevron	719,034	93,869,889
Cimarex Energy	33,400	4,791,564
ConocoPhillips	465,610	39,916,745
CONSOL Energy	88,332	4,069,455
Denbury Resources	135,238	2,496,493
Devon Energy	145,414	11,545,872
EOG Resources	205,002	23,956,534
EQT	55,707	5,955,078
Exxon Mobil	1,626,610	163,767,095
Hess	99,820	9,871,200
Kinder Morgan	249,681	9,053,433
Marathon Oil	262,929	10,496,126
Marathon Petroleum	111,010	8,666,551
Murphy Oil	62,565	4,159,321
†Newfield Exploration	53,397	2,360,147
Noble Energy	135,785	10,517,906
Occidental Petroleum	297,898	30,573,272
ONEOK	77,377	5,267,826
Peabody Energy	103,642	1,694,547
Phillips 66	214,971	17,290,118
Pioneer Natural Resources	54,214	12,458,919
QEP Resources	67,867	2,341,412
Range Resources	60,506	5,260,997

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Southwestern Energy	130,150	$5,920,524
Spectra Energy	254,490	10,810,735
Tesoro	50,861	2,984,015
Valero Energy	199,645	10,002,215
Williams	279,218	16,253,280

		573,302,935

Paper & Forest Products–0.12%
International Paper	162,101	8,181,237

		8,181,237

Personal Products–0.14%
Avon Products	154,102	2,251,430
Estee Lauder Class A	95,367	7,081,953

		9,333,383

Pharmaceuticals–5.89%
AbbVie	595,510	33,610,584
†Actavis	65,562	14,623,604
Allergan	112,182	18,983,438
Bristol-Myers Squibb	628,826	30,504,349
†Forest Laboratories	88,463	8,757,837
†Hospira	59,771	3,070,436
Johnson & Johnson	1,071,781	112,129,728
Lilly (Eli)	369,752	22,987,482
Merck	1,107,981	64,096,701
†Mylan	138,405	7,136,162
Perrigo	50,651	7,382,890
Pfizer	2,404,548	71,366,985
Zoetis	184,121	5,941,585

		400,591,781

Professional Services–0.19%
Dun & Bradstreet	13,178	1,452,216
Equifax	46,918	3,403,432
Nielsen Holdings	116,200	5,625,242
Robert Half International	52,417	2,502,388

		12,983,278

Real Estate Investment Trusts–1.97%
American Tower	149,703	13,470,276
Apartment Investment & Management	56,213	1,813,994
AvalonBay Communities	46,148	6,561,784
Boston Properties	58,012	6,855,858
Equity Residential	127,142	8,009,946
Essex Property Trust	22,700	4,197,457
General Growth Properties	199,500	4,700,220
HCP	169,723	7,023,138
Health Care REIT	109,901	6,887,496
Host Hotels & Resorts	280,451	6,172,727
Kimco Realty	157,245	3,613,490
Macerich	53,910	3,598,493
Plum Creek Timber	66,586	3,003,029

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Prologis	190,289	$7,818,975
Public Storage	54,551	9,347,314
Simon Property Group	117,948	19,612,393
Ventas	108,995	6,986,580
Vornado Realty Trust	65,974	7,041,405
Weyerhaeuser	221,808	7,339,627

		134,054,202

Real Estate Management & Development–0.05%
†CBRE Group Class A	106,176	3,401,879

		3,401,879

Road & Rail–0.94%
CSX	374,904	11,550,792
Kansas City Southern	41,238	4,433,497
Norfolk Southern	117,532	12,109,322
Ryder System	20,186	1,778,185
Union Pacific	341,002	34,014,950

		63,886,746

Semiconductors & Semiconductor Equipment–2.25%
Altera	118,527	4,119,999
Analog Devices	118,522	6,408,485
Applied Materials	457,453	10,315,565
Avago Technologies	95,300	6,868,271
Broadcom Class A	209,372	7,771,889
†First Solar	24,332	1,729,032
Intel	1,874,128	57,910,555
KLA-Tencor	63,621	4,621,429
Lam Research	61,450	4,152,791
Linear Technology	90,133	4,242,560
Microchip Technology	74,303	3,626,729
†Micron Technology	400,359	13,191,829
NVIDIA	217,610	4,034,489
Texas Instruments	410,024	19,595,047
Xilinx	97,655	4,620,058

		153,208,728

Software–3.41%
†Adobe Systems	176,300	12,757,068
†Autodesk	86,803	4,893,953
CA	117,419	3,374,622
†Citrix Systems	69,656	4,356,983
†Electronic Arts	115,779	4,152,993
Intuit	104,940	8,450,818
Microsoft	2,844,188	118,602,640
Oracle	1,305,078	52,894,811
†Red Hat	69,303	3,830,377
†salesforce.com	211,436	12,280,203
Symantec	260,525	5,966,023

		231,560,491

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.94%
†AutoNation	24,806	$1,480,422
†AutoZone	12,727	6,824,726
†Bed Bath & Beyond	81,626	4,683,700
Best Buy	101,077	3,134,398
†CarMax	85,509	4,447,323
GameStop Class A	44,363	1,795,371
Gap	101,950	4,238,061
Home Depot	518,785	42,000,834
L Brands	93,343	5,475,500
Lowe’s	378,997	18,188,066
†O’Reilly Automotive	40,557	6,107,884
PETsMART	38,630	2,310,074
Ross Stores	80,713	5,337,551
Staples	241,935	2,622,575
Tiffany & Co.	41,715	4,181,929
TJX	267,346	14,209,440
Tractor Supply	50,700	3,062,280
†Urban Outfitters	41,817	1,415,924

		131,516,058

Technology Hardware, Storage & Peripherals–4.18%
Apple	2,283,689	212,223,219
EMC	777,567	20,481,115
Hewlett-Packard	711,076	23,949,040
NetApp	123,943	4,526,398
SanDisk	84,227	8,795,826
Seagate Technology	124,572	7,078,181
Western Digital	78,752	7,268,810

		284,322,589

Textiles, Apparel & Luxury Goods–0.77%
Coach	102,134	3,491,961
†Fossil Group	19,083	1,994,555
†Michael Kors Holdings	68,100	6,037,065
NIKE Class B	279,234	21,654,597
PVH	30,633	3,571,808
Ralph Lauren	22,772	3,659,233
†Under Armour Class A	60,200	3,581,298
VF	130,852	8,243,676

		52,234,193

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp	183,952	1,808,248
People’s United Financial	108,817	1,650,754

		3,459,002

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.43%
Altria Group	747,101	$31,333,416
Lorillard	136,267	8,308,199
Philip Morris International	597,516	50,376,574
Reynolds American	117,960	7,118,886

		97,137,075

Trading Companies & Distributors–0.16%
Fastenal	104,703	5,181,751
Grainger (W.W.)	23,453	5,963,394

		11,145,145

Wireless Telecommunication Services–0.14%
Crown Castle International	126,965	9,428,421

		9,428,421

Total Common Stock (Cost $4,668,896,076)		6,585,222,900

MONEY MARKET FUND–2.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	197,362,122	197,362,122

Total Money Market Fund (Cost $197,362,122)		197,362,122

	Principal Amount°
SHORT-TERM INVESTMENTS–0.16%
≠U.S. Treasury Obligations–0.16%
U.S. Treasury Bills
¥0.00% 7/24/14	1,065,000	1,064,990
¥0.03% 8/7/14	8,895,000	8,894,991
¥0.045% 7/17/14	660,000	659,997

Total Short-Term Investments (Cost $10,619,892)		10,619,978

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $4,876,878,090)	6,793,205,000
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	2,425,380

NET ASSETS APPLICABLE TO 479,021,995 SHARES OUTSTANDING–100.00%	$6,795,630,380

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($5,847,462,464 / 412,130,793 Shares)	$14.188

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($948,167,916 / 66,891,202 Shares)	$14.175

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$4,898,059,212
Undistributed net investment income	54,621,586
Accumulated net realized loss on investments	(75,692,927)
Net unrealized appreciation of investments and derivatives	1,918,642,509

Total net assets	$6,795,630,380

†	Non-income producing for the period.

«	Includes $9,034,925 cash pledged as collateral for futures contracts, $5,529,771 payable for securities purchased and $1,475,254 payable for fund shares redeemed as of June 30, 2014

Þ	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 6/30/14	Dividend Income
Lincoln National	$4,905,758	$258,352	$—	$—	$5,166,428	$30,412
State Street	11,572,869	307,787	—	—	10,908,899	90,826

	$16,478,627				$16,075,327

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2,089 E-mini S&P 500 Index	$201,612,579	$203,928,180	9/22/14	$2,315,601

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA S&P 500 Index Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$61,543,241
Interest	9,966
Foreign tax withheld	(878)

61,552,329

EXPENSES:
Management fees	5,318,629
Distribution fees-Service Class	1,131,819
Accounting and administration expenses	765,412
Index Fees	316,569
Reports and statements to shareholders	131,898
Professional fees	66,932
Trustees’ fees and expenses	62,766
Custodian fees	31,659
Consulting fees	3,700
Pricing fees	1,857
Other	26,554

Total operating expenses	7,857,795

NET INVESTMENT INCOME	53,694,534

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,933,264
Foreign currencies	(296)
Futures contracts	14,587,650

Net realized gain	20,520,618

Net change in unrealized appreciation (depreciation) of:
Investments	369,860,098
Futures contracts	(1,138,789)

Net change in unrealized appreciation (depreciation)	368,721,309

NET REALIZED AND UNREALIZED GAIN	389,241,927

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$442,936,461

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$53,694,534	$83,290,686
Net realized gain	20,520,618	29,085,292
Net change in unrealized appreciation (depreciation)	368,721,309	1,101,061,857

Net increase in net assets resulting from operations	442,936,461	1,213,437,835

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(72,192,105)
Service Class	—	(11,198,981)

	—	(83,391,086)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	647,780,709	2,557,405,928
Service Class	50,294,206	381,160,901
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	72,192,105
Service Class	—	11,198,981

	698,074,915	3,021,957,915

Cost of shares redeemed:
Standard Class	(325,851,555)	(830,665,483)
Service Class	(89,864,127)	(176,063,504)

	(415,715,682)	(1,006,728,987)

Increase in net assets derived from capital share transactions	282,359,233	2,015,228,928

NET INCREASE IN NET ASSETS	725,295,694	3,145,275,677
NET ASSETS:
Beginning of period	6,070,334,686	2,925,059,009

End of period	$6,795,630,380	$6,070,334,686

Undistributed net investment income	$54,621,586	$927,052

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$13.259	$10.191	$8.896	$8.815	$7.768	$6.237

Income (loss) from investment operations:
Net investment income[2]	0.117	0.220	0.202	0.164	0.137	0.131
Net realized and unrealized gain (loss)	0.812	3.038	1.189	(0.001)	1.004	1.495

Total from investment operations	0.929	3.258	1.391	0.163	1.141	1.626

Less dividends and distributions from:
Net investment income	—	(0.190)	(0.096)	(0.082)	(0.094)	(0.095)

Total dividends and distributions	—	(0.190)	(0.096)	(0.082)	(0.094)	(0.095)

Net asset value, end of period	$14.188	$13.259	$10.191	$8.896	$8.815	$7.768

Total return[3]	7.01%	32.00%	15.65%	1.85%	14.73%	26.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,847,462	$5,143,799	$2,396,852	$1,332,511	$614,978	$478,447
Ratio of expenses to average net assets	0.21%	0.23%	0.25%	0.28%	0.30%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.21%	0.23%	0.25%	0.28%	0.30%	0.32%
Ratio of net investment income to average net assets	1.75%	1.84%	2.04%	1.85%	1.72%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.84%	2.04%	1.85%	1.72%	1.96%
Portfolio turnover	1%	8%	14%	11%	5%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	Year Ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$13.263	$10.196	$8.901	$8.820	$7.773	$6.243

Income (loss) from investment operations:
Net investment income[2]	0.100	0.190	0.177	0.143	0.118	0.114
Net realized and unrealized gain (loss)	0.812	3.037	1.189	(0.002)	1.003	1.494

Total from investment operations	0.912	3.227	1.366	0.141	1.121	1.608

Less dividends and distributions from:
Net investment income	—	(0.160)	(0.071)	(0.060)	(0.074)	(0.078)

Total dividends and distributions	—	(0.160)	(0.071)	(0.060)	(0.074)	(0.078)

Net asset value, end of period	$14.175	$13.263	$10.196	$8.901	$8.820	$7.773

Total return[3]	6.88%	31.68%	15.36%	1.60%	14.45%	25.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$948,168	$926,536	$528,207	$442,467	$438,189	$228,498
Ratio of expenses to average net assets	0.46%	0.48%	0.50%	0.53%	0.55%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.48%	0.50%	0.53%	0.55%	0.57%
Ratio of net investment income to average net assets	1.50%	1.59%	1.79%	1.60%	1.47%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.50%	1.59%	1.79%	1.60%	1.47%	1.71%
Portfolio turnover	1%	8%	14%	11%	5%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income(loss) for federal income tax purposes.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion.

The Fund received a large amount of new assets when it was substituted for other mutual funds as an investment for certain insurance products. To effect the substitution, the Fund accepted securities in lieu of cash. The Fund subsequently sold a portion of these securities and incurred transaction costs (e.g., brokerage commissions). The Fund’s adviser waived a portion of its advisory fee to offset these costs.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted as follows:

Administrative fees	$134,211
Legal fees	34,807

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$932,880
Distribution fees payable to LFD	193,971

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$307,400,379
Sales	42,789,403

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$4,984,132,460

Aggregate unrealized appreciation	$1,932,491,121
Aggregate unrealized depreciation	(123,418,581)

Net unrealized appreciation	$1,809,072,540

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$6,585,222,900	$—	$6,585,222,900
Money Market Fund	197,362,122	—	197,362,122
Short-Term Investments	—	10,619,978	10,619,978

Total	$6,782,585,022	$10,619,978	$6,793,205,000

Futures Contracts	$2,315,601	$—	$2,315,601

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	48,150,449	215,774,810
Service Class	3,737,919	31,869,167
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,537,478
Service Class	—	858,686

	51,888,368	254,040,141

Shares redeemed:
Standard Class	(23,962,240)	(68,554,590)
Service Class	(6,705,892)	(14,671,769)

	(30,668,132)	(83,226,359)

Net increase	21,220,236	170,813,782

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$2,315,601	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$14,587,650	$(1,138,789)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$169,602,786	$—

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA S&P 500 Index Fund Notes to Financial Statements (continued)

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–18

LVIP SSgA Small-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,030.30	0.37%	$1.86
Service Class Shares	1,000.00	1,029.00	0.62%	3.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.96	0.37%	$1.86
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.01%
Aerospace & Defense	1.64%
Air Freight & Logistics	0.46%
Airlines	0.35%
Auto Components	1.19%
Automobiles	0.04%
Banks	7.06%
Beverages	0.13%
Biotechnology	4.79%
Building Products	0.70%
Capital Markets	1.57%
Chemicals	2.37%
Commercial Services & Supplies	2.12%
Communications Equipment	1.58%
Construction & Engineering	0.82%
Construction Materials	0.19%
Consumer Finance	0.67%
Containers & Packaging	0.38%
Distributors	0.23%
Diversified Consumer Services	1.00%
Diversified Financial Services	0.26%
Diversified Telecommunication Services	0.66%
Electric Utilities	1.43%
Electrical Equipment	1.12%
Electronic Equipment, Instruments & Components	2.75%
Energy Equipment & Services	2.03%
Food & Staples Retailing	0.93%
Food Products	1.50%
Gas Utilities	0.98%
Health Care Equipment & Supplies	2.95%
Health Care Providers & Services	2.34%
Health Care Technology	0.50%
Hotels, Restaurants & Leisure	2.71%
Household Durables	1.04%
Household Products	0.16%
Independent Power and Renewable Electricity Producers	0.33%
Industrial Conglomerates	0.07%
Insurance	2.45%
Internet & Catalog Retail	0.45%
Internet Software & Services	2.59%
IT Services	2.28%
Leisure Products	0.48%
Life Sciences Tools & Services	0.48%
Machinery	3.22%
Marine	0.24%
Media	1.38%
Metals & Mining	1.33%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.13%
Multi-Utilities	0.38%
Oil, Gas & Consumable Fuels	4.11%
Paper & Forest Products	0.73%
Personal Products	0.16%
Pharmaceuticals	1.63%
Professional Services	1.34%
Real Estate Investment Trusts	8.15%
Real Estate Management & Development	0.48%
Road & Rail	0.66%
Semiconductors & Semiconductor Equipment	3.71%
Software	3.85%
Specialty Retail	3.16%
Technology Hardware, Storage & Peripherals	0.48%
Textiles, Apparel & Luxury Goods	0.96%
Thrifts & Mortgage Finance	1.69%
Tobacco	0.16%
Trading Companies & Distributors	0.92%
Transportation Infrastructure	0.05%
Water Utilities	0.21%
Wireless Telecommunication Services	0.10%
Rights	0.00%
Warrants	0.00%
Money Market Fund	2.79%
Short-Term Investments	0.13%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Aspen Technology	0.24%
InterMune	0.24%
Prosperity Bancshares	0.24%
WEX	0.23%
Tenneco	0.23%
CNO Financial Group	0.22%
Isis Pharmaceuticals	0.22%
PolyOne	0.22%
Investors Bancorp	0.22%
Dana Holdings	0.22%
Total	2.28%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.01%
Aerospace & Defense–1.64%
AAR	28,698	$790,917
†AeroVironment	14,181	450,956
American Science & Engineering	6,301	438,487
†Astronics	11,230	633,933
Cubic	13,917	619,446
Curtiss-Wright	34,744	2,277,817
†DigitalGlobe	54,666	1,519,715
†Ducommun	6,800	177,684
†Engility Holdings	13,900	531,814
†Esterline Technologies	23,222	2,673,317
†GenCorp	43,868	837,879
HEICO	49,118	2,551,189
†KEYW Holding	20,408	256,529
†Kratos Defense & Security Solutions	39,750	310,050
†LMI Aerospace	5,541	72,476
†Moog Class A	32,181	2,345,673
National Presto Industries	2,772	201,912
†Orbital Sciences	45,655	1,349,105
†Sparton	6,600	183,084
†TASER International	44,445	591,119
†Teledyne Technologies	27,664	2,688,111

		21,501,213

Air Freight & Logistics–0.46%
†Air Transport Services Group	43,976	368,079
†Atlas Air Worldwide Holdings	18,320	675,092
†Echo Global Logistics	12,791	245,203
Forward Air	23,239	1,111,986
†Hub Group Class A	28,044	1,413,418
Park-Ohio Holdings	7,516	436,755
UTi Worldwide	67,000	692,780
†XPO Logistics	39,818	1,139,591

		6,082,904

Airlines–0.35%
Allegiant Travel	10,984	1,293,586
†Hawaiian Holdings	32,625	447,289
†JetBlue Airways	183,483	1,990,791
†Republic Airways Holdings	35,949	389,687
SkyWest	37,292	455,708

		4,577,061

Auto Components–1.19%
†American Axle & Manufacturing Holdings	53,181	1,004,589
Cooper Tire & Rubber	49,217	1,476,510
†Cooper-Standard Holding	9,900	654,984
Dana Holdings	117,072	2,858,898
†Dorman Products	19,373	955,476
Drew Industries	16,504	825,365
†Federal-Mogul Class A	16,034	324,368
†Fox Factory Holding	6,400	112,576
†Fuel Systems Solutions	8,782	97,831

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Gentherm	27,606	$1,227,087
†Modine Manufacturing	39,264	618,015
†Motorcar Parts of America	10,900	265,415
Remy International	9,000	210,150
†Shiloh Industries	2,474	45,670
Spartan Motors	20,504	93,088
Standard Motor Products	14,451	645,526
†Stoneridge	17,031	182,572
Strattec Security	2,500	161,225
Superior Industries International	19,207	396,048
†Tenneco	44,977	2,954,989
†Tower International	14,920	549,653

		15,660,035

Automobiles–0.04%
†Winnebago Industries	20,373	512,992

		512,992

Banks–7.06%
1st Source	12,359	378,433
1st United Bancorp	16,067	138,498
American National Bankshares	4,395	95,503
Ameris Bancorp	19,579	422,123
Ames National	4,997	115,631
Arrow Financial	6,192	160,620
Banc of California	13,838	150,834
Bancfirst	5,593	346,207
Banco Latinoamericano de Exportacions	20,458	606,989
†Bancorp	26,347	313,793
BancorpSouth	69,131	1,698,549
Bank of Kentucky Financial	3,195	111,154
Bank of Marin Bancorp	3,249	148,122
Bank of the Ozarks	57,620	1,927,389
Banner	16,019	634,833
BBCN Bancorp	62,633	998,996
BNC Bancorp	11,700	199,719
Boston Private Financial Holdings	55,938	751,807
Bridge Bancorp	10,192	244,506
†Bridge Capital Holdings	6,125	148,286
Bryn Mawr Bank	9,064	263,944
Camden National	4,258	165,040
†Capital Bank Financial	15,870	374,691
Capital City Bank Group	6,384	92,760
Cardinal Financial	23,521	434,198
†Cascade Bancorp	18,443	96,088
Cathay General Bancorp	58,603	1,497,893
Center Bancorp	6,714	129,110
Centerstate Banks of Florida	19,205	215,096
Central Pacific Financial	18,230	361,865
Century Bancorp Class A	2,361	83,438
Chemical Financial	24,012	674,257

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens & Northern	7,361	$143,466
City Holding	11,497	518,745
CNB Financial	12,991	218,249
CoBiz Financial	29,853	321,517
Columbia Banking System	40,283	1,059,846
Community Bank System	31,446	1,138,345
Community Trust Bancorp	11,746	401,948
†CommunityOne Bancorp	5,605	54,369
ConnectOne Bancorp	2,483	123,877
†CU Bancorp	6,000	114,420
†Customers Bancorp	14,080	281,741
CVB Financial	76,659	1,228,844
†Eagle Bancorp	16,509	557,179
Enterprise Bancorp	3,260	67,254
Enterprise Financial Services	15,538	280,616
Fidelity Southern	12,915	167,766
Financial Institutions	11,888	278,417
First Bancorp (Maine)	5,538	96,693
First Bancorp (North Carolina)	13,185	241,945
†First Bancorp (Puerto Rico)	57,535	312,990
First Busey	57,291	332,861
First Business Financial Services	2,900	136,387
First Citizens BancShares Class A	5,500	1,347,500
First Commonwealth Financial	71,539	659,590
First Community Bancshares	10,063	144,203
First Connecticut Bancorp	9,428	151,319
First Financial	7,859	252,981
First Financial Bancorp	41,273	710,308
First Financial Bankshares	46,814	1,468,555
First Interstate Bancsystem	13,498	366,876
First Merchants	25,783	545,053
First Midwest Bancorp	52,555	895,012
†First NBC Bank Holding	10,800	361,908
First of Long Island	4,757	185,904
FirstMerit	119,707	2,364,213
Flushing Financial	22,130	454,771
FNB	117,484	1,506,145
German American Bancorp	10,082	273,021
Glacier Bancorp	54,374	1,543,134
Great Southern Bancorp	8,370	268,259
Guaranty Bancorp	8,468	117,705
Hancock Holding	59,564	2,103,800
Hanmi Financial	23,620	497,910
Heartland Financial USA	12,338	305,119
Heritage Commerce	11,254	91,945
Heritage Financial	18,055	290,505
†Heritage Oaks Bancorp	11,216	85,578
Home Bancshares	39,214	1,287,003
†HomeTrust Bancshares	12,977	204,647
Horizon Bancorp	4,537	99,088
Hudson Valley Holding	14,338	258,801
Iberiabank	22,404	1,550,133

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Independent Bank	16,600	$213,642
@Independent Bank (Massachusetts)	19,284	740,120
Independent Bank Group	6,600	367,422
International Bancshares	42,164	1,138,428
Investors Bancorp	259,286	2,865,110
Lakeland Bancorp	24,478	264,362
Lakeland Financial	12,278	468,528
Macatawa Bank	25,100	127,257
MainSource Financial Group	13,420	231,495
MB Financial	43,039	1,164,205
Mercantile Bank	8,733	199,811
Merchants Bancshares	2,742	87,689
†Metro Bancorp	9,010	208,311
MidSouth Bancorp	4,611	91,713
MidWestOne Financial Group	3,742	89,771
National Bank Holdings Class A	29,752	593,255
National Bankshares	3,739	115,498
National Penn Bancshares	87,213	922,714
NBT Bancorp	30,839	740,753
†NewBridge Bancorp	16,200	130,572
Northrim BanCorp	3,625	92,691
OFG Bancorp	34,188	629,401
Old National Bancorp	80,225	1,145,613
OmniAmerican Bancorp	10,653	266,325
Pacific Continental	11,170	153,364
†Pacific Premier Bancorp	9,900	139,491
Park National	8,076	623,467
Park Sterling	28,633	188,691
Peapack Gladstone Financial	6,291	133,432
Penns Woods Bancorp	2,776	130,750
Peoples Bancorp	5,940	157,113
Peoples Financial Services	5,500	282,645
Pinnacle Financial Partners	24,704	975,314
†Preferred Bank	6,429	151,982
PrivateBancorp	49,105	1,426,991
Prosperity Bancshares	50,451	3,158,233
Renasant	23,696	688,843
Republic Bancorp Class A	6,086	144,360
S&T Bancorp	22,456	558,032
Sandy Spring Bancorp	17,313	431,267
†Seacoast Banking Corp of Florida	17,844	193,964
Sierra Bancorp	8,220	129,876
Simmons First National Class A	13,141	517,624
South State	18,891	1,152,351
Southside Bancshares	15,308	443,320
Southwest Bancorp	11,998	204,686
State Bank Financial	24,628	416,459
Sterling Bancorp	60,633	727,596
Stock Yards Bancorp	8,455	252,805
Stonegate Bank	7,200	181,440
†Suffolk Bancorp	11,049	246,503
†Sun Bancorp	26,407	105,892

LVIP SSgA Small-Cap Index Fund––4

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Susquehanna Bancshares	144,710	$1,528,138
†Talmer Bancorp Class A	12,700	175,133
†Taylor Capital Group	11,486	245,571
†Texas Capital Bancshares	32,215	1,737,999
Tompkins Financial	10,897	525,017
TowneBank	22,265	349,783
Trico Bancshares	13,253	306,674
†Tristate Capital Holdings	9,300	131,409
Trustmark	50,179	1,238,920
UMB Financial	25,882	1,640,660
Umpqua Holdings	125,781	2,253,996
Union Bankshares	32,731	839,550
United Bankshares	46,835	1,514,176
United Community Banks	35,856	586,963
Univest Corp. of Pennsylvania	13,432	278,042
Valley National Bancorp	145,100	1,437,941
†VantageSouth Bancshares	1,557	9,264
ViewPoint Financial Group	30,227	813,409
Washington Trust Bancorp	9,675	355,750
Webster Financial	67,353	2,124,314
Wesbanco	18,526	575,047
West Bancorporation	8,863	134,983
Westamerica Bancorporation	19,981	1,044,607
†Western Alliance Bancorp	56,190	1,337,322
Wilshire Bancorp	47,547	488,308
Wintrust Financial	31,907	1,467,722
†Yadkin Financial	9,200	173,328

		92,574,036

Beverages–0.13%
†Boston Beer Class A	6,016	1,344,696
Coca-Cola Bottling Consolidated	2,713	199,867
†Craft Brewers Alliance	6,450	71,337
†National Beverage	6,867	129,924

		1,745,824

Biotechnology–4.79%
†ACADIA Pharmaceuticals	58,900	1,330,551
†Acceleron Pharma	11,900	404,243
†Achillion Pharmaceuticals	79,872	604,631
†Acorda Therapeutics	31,971	1,077,742
†Actinium Pharmaceuticals	14,300	103,246
†Aegerion Pharmaceuticals	21,043	675,270
†Agenus	45,000	144,900
†Agios Pharmaceuticals	9,800	449,036
†Akebia Therapeutics	5,700	158,403
†AMAG Pharmaceuticals	16,729	346,625
†Anacor Pharmaceuticals	23,851	422,878
†Arena Pharmaceuticals	166,743	977,114
†ARIAD Pharmaceuticals	119,300	759,941
†Array BioPharma	84,233	384,102
†Arrowhead Research	37,500	536,625

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Auspex Pharmaceuticals	5,700	$126,939
†BioCryst Pharmaceuticals	50,700	646,425
†Biotime	16,944	51,679
†Bluebird Bio	13,800	532,266
†Celldex Therapeutics	64,640	1,054,925
†Cepheid	50,006	2,397,288
†ChemoCentryx	15,750	92,137
†Chimerix	19,500	427,830
†Clovis Oncology	17,835	738,547
†CTI BioPharma	108,200	304,042
†Cytokinetics	15,866	75,839
†Cytori Therapeutics	30,696	73,363
†CytRx	40,400	168,872
†Dendreon	112,469	258,679
†Durata Therapeutics	14,227	242,286
†Dyax	106,531	1,022,698
†Dynavax Technologies	161,874	258,998
†Emergent BioSolutions	17,848	400,866
†Enanta Pharmaceuticals	7,500	323,025
†Epizyme	9,300	289,416
†Exact Sciences	64,450	1,097,583
†Exelixis	130,268	441,609
†Five Prime Therapeutics	7,700	119,735
†Foundation Medicine	6,600	177,936
†Galectin Therapeutics	13,000	179,530
†Galena Biopharma	84,600	258,876
†Genomic Health	11,777	322,690
†Geron	101,244	324,993
†Halozyme Therapeutic	72,643	717,713
†Heron Therapeutics	14,100	173,712
†Hyperion Therapeutics	8,334	217,517
†Idenix Pharmaceuticals	86,105	2,075,131
†Idera Pharmaceuticals	43,600	126,440
†Immunogen	67,993	805,717
†Immunomedics	64,026	233,695
†Infinity Pharmaceuticals	30,724	391,424
†Inovio Pharmaceuticals	43,500	470,235
†Insmed	22,600	451,548
†Insys Therapeutics	6,450	201,433
†InterMune	72,653	3,207,630
†Intrexon	25,800	648,354
†Ironwood Pharmaceuticals	79,872	1,224,438
†Isis Pharmaceuticals	83,741	2,884,877
†Karyopharm Therapeutics	9,000	418,950
†Keryx Biopharmaceuticals	67,387	1,036,412
†Kindred Biosciences	11,000	205,040
†KYTHERA Biopharmaceuticals	9,746	373,954
†Lexicon Pharmaceutical	168,816	271,794
†Ligand Pharmaceuticals Class B	14,965	932,170
†MacroGenics	14,500	315,085
†MannKind	165,036	1,813,746
†Merrimack Pharmaceuticals	79,570	580,065

LVIP SSgA Small-Cap Index Fund––5

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†MiMedx Group	71,800	$509,062
†Momenta Pharmaceuticals	34,182	412,919
†NanoViricides	29,000	122,670
†Navidea Biopharmaceuticals	114,850	169,978
†Neuralstem	49,800	210,156
†Neurocrine Biosciences	58,953	874,863
†NewLink Genetics	12,347	327,813
†Northwest Biotherapeutics	25,700	172,447
†Novavax	139,136	642,808
†NPS Pharmaceuticals	74,805	2,472,305
†Ohr Pharmaceutical	15,200	144,552
†OncoMed Pharmaceuticals	5,400	125,820
†Oncothyreon	51,200	165,888
†Ophthotech	8,300	351,173
†Opko Health	137,639	1,216,729
†Orexigen Therapeutics	91,320	564,358
†Organovo Holdings	45,200	377,420
†Osiris Therapeutics	15,147	236,596
†OvaScience	12,700	116,459
PDL BioPharma	113,481	1,098,496
†Peregrine Pharmaceuticals	135,900	255,492
†Portola Pharmaceuticals	26,700	779,106
†Progenics Pharmaceuticals	47,098	202,992
†Prothena	12,000	270,600
†PTC Therapeutics	16,100	420,854
†Puma Biotechnology	17,800	1,174,800
†Raptor Pharmaceutical	41,230	476,207
†Receptos	11,200	477,120
†Regulus Therapeutics	6,327	50,869
†Repligen	26,525	604,505
†Retrophin	13,400	157,316
†Rigel Pharmaceuticals	61,674	223,877
†Sangamo Biosciences	46,489	709,887
†Sarepta Therapeutics	32,100	956,259
†Spectrum Pharmaceuticals	44,725	363,614
†Stemline Therapeutics	5,900	86,553
†Sunesis Pharmaceuticals	39,097	254,912
†Synageva BioPharma	15,607	1,635,614
†Synergy Pharmaceuticals	51,618	210,085
†Synta Pharmaceuticals	46,890	191,780
†TESARO	13,204	410,776
†TG Therapeutics	20,600	193,434
†Threshold Pharmaceuticals	24,747	97,998
†Ultragenyx Pharmaceutical	4,700	210,983
†Vanda Pharmaceuticals	26,781	433,317
†Verastem	14,603	132,303
†Versartis	5,000	140,200
†Xencor	17,700	205,674
†XOMA	58,070	266,541
†ZIOPHARM Oncology	71,434	287,879

		62,755,518

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.70%
AAON	20,478	$686,423
†American Woodmark	9,775	311,529
Apogee Enterprises	20,247	705,810
†Builders FirstSource	41,066	307,174
†Continental Building Products	9,600	147,840
†Gibraltar Industries	23,856	370,007
Griffon	35,364	438,514
Insteel Industries	10,739	211,021
†Masonite International	21,300	1,198,338
†NCI Building Systems	20,291	394,254
†Norcraft	6,800	97,308
†Nortek	7,276	653,094
†Patrick Industries	6,101	284,246
†PGT	26,695	226,107
†Ply Gem Holdings	10,100	102,010
Quanex Building Products	26,652	476,271
Simpson Manufacturing	31,889	1,159,484
†Trex	24,694	711,681
Universal Forest Products	14,170	683,986

		9,165,097

Capital Markets–1.57%
†Altisource Asset Management	1,000	723,060
Arlington Asset Investment Class A	15,885	434,137
BGC Partners Class A	126,109	938,251
Calamos Asset Management Class A	11,459	153,436
CIFC	325	2,928
Cohen & Steers	15,069	653,693
CorEnergy Infrastructure Trust	22,900	169,689
†Cowen Group Class A	79,635	336,060
Diamond Hill Investment Group	2,432	310,615
Evercore Partners Class A	24,592	1,417,483
†FBR	5,231	141,917
Financial Engines	35,822	1,622,020
FXCM Class A	32,953	492,977
GAMCO Investors	3,896	323,563
GFI Group	42,044	139,586
Greenhill	20,090	989,433
Hannon Armstrong Sustainable Infrastructure Capital	18,800	269,592
HFF Class A	25,381	943,919
†ICG Group	28,859	602,576
†International FCStone	7,724	153,862
†Investment Technology Group	29,042	490,229
Janus Capital Group	111,400	1,390,272
†KCG Holdings	38,166	453,412
†Ladenburg Thalmann Financial Services	61,708	194,380
Manning & Napier	6,816	117,644
†Marcus & Millichap	7,400	188,774
†Moelis & Co	5,300	178,133
Oppenheimer Holdings Class A	5,102	122,397

LVIP SSgA Small-Cap Index Fund––6

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Piper Jaffray	11,068	$572,990
Pzena Investment Management Class A	4,622	51,582
†Safeguard Scientifics	17,820	370,478
Silvercrest Asset Management Group Class A	7,300	125,633
†Stifel Financial	48,647	2,303,435
†SWS Group	18,358	133,646
=Teton Advisors Class B	19	0
†Virtus Investment Partners	4,772	1,010,471
†Walter Investment Management	28,018	834,376
Westwood Holdings Group	5,314	319,053
†WisdomTree Investments	74,208	917,211

		20,592,913

Chemicals–2.37%
†Advanced Emissions Solutions	15,608	357,891
American Vanguard	19,795	261,690
Axiall	53,221	2,515,757
Balchem	22,507	1,205,475
†Calgon Carbon	37,940	847,200
Chase	4,411	150,592
†Chemtura	71,120	1,858,366
=Chemtura	37,800	0
†Ferro	57,087	717,013
†Flotek Industries	38,886	1,250,574
Fuller (H.B.)	36,409	1,751,273
FutureFuel	17,308	287,140
Hawkins	8,139	302,282
Innophos Holdings	17,464	1,005,402
Innospec	16,204	699,527
†Intrepid Potash	42,900	719,004
KMG Chemicals	4,772	85,801
Koppers Holdings	14,660	560,745
†Kraton Performance Polymers	23,641	529,322
Kronos Worldwide	15,200	238,184
†Landec	20,233	252,710
†LSB Industries	13,961	581,755
†Marrone Bio Innovations	3,600	41,832
Minerals Technologies	26,164	1,715,835
Olin	59,417	1,599,506
OM Group	22,841	740,734
†Omnova Solutions	39,840	362,146
PolyOne	68,164	2,872,431
Quaker Chemical	9,213	707,466
†Rentech	182,573	472,864
Schulman (A.)	20,931	810,030
†Senomyx	30,800	266,420
Sensient Technologies	36,295	2,022,357
Stepan	14,370	759,598
†Taminco	20,600	479,156
†Trecora Resources	10,992	130,145

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Tredegar	17,730	$415,059
Tronox	44,500	1,197,050
Zep	18,945	334,569

		31,104,901

Commercial Services & Supplies–2.12%
ABM Industries	41,723	1,125,687
†ACCO Brands	80,624	516,800
†ARC Document Solutions	31,770	186,172
Brady Class A	34,337	1,025,646
Brink’s	37,857	1,068,325
†Casella Waste Systems	36,534	183,035
Ceco Environmental	13,767	214,628
†Cenveo	27,711	102,808
†Civeo	68,000	1,702,040
Deluxe	36,240	2,122,939
Ennis	17,560	267,966
G&K Services Class A	15,761	820,675
Healthcare Services Group	49,981	1,471,441
†Heritage-Crystal Clean	4,288	84,173
Herman Miller	44,287	1,339,239
HNI	34,475	1,348,317
†InnerWorkings	28,357	241,035
Interface Class A	48,121	906,600
Kimball International Class B	26,702	446,457
Knoll	34,282	594,107
McGrath RentCorp	17,740	651,945
Mobile Mini	33,766	1,617,054
MSA Safety	22,118	1,271,343
Multi-Color	7,892	315,759
NL Industries	4,936	45,855
†Performant Financial	14,295	144,380
Quad Graphics	16,323	365,146
Schawk	12,650	257,554
†SP Plus	12,197	260,894
Steelcase Class A	60,434	914,366
†Team	14,113	578,915
Tetra Tech	47,591	1,308,753
UniFirst	11,167	1,183,702
United Stationers	28,519	1,182,683
US Ecology	16,819	823,290
Viad	15,713	374,598
West	27,900	747,720

		27,812,047

Communications Equipment–1.58%
Adtran	44,548	1,005,003
Alliance Fiber Optic Products	10,600	191,860
†Applied Optoelectronics	10,700	248,240
†Aruba Networks	82,988	1,453,950
Bel Fuse Class B	6,538	167,830
Black Box	12,650	296,516

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†CalAmp	26,672	$577,716
†Calix	32,331	264,468
†Ciena	73,640	1,595,042
†Clearfield	8,300	139,357
Comtech Telecommunications	12,775	476,891
†Digi International	14,522	136,797
†Emulex	65,406	372,814
†Extreme Networks	71,245	316,328
†Finisar	71,967	1,421,348
†Harmonic	75,788	565,378
†Infinera	94,841	872,537
InterDigital	31,388	1,500,346
†Ixia	38,491	439,952
†KVH Industries	9,275	120,853
†NETGEAR	26,334	915,633
†Numerex Class A	7,573	87,014
†Oclaro	67,800	149,160
†Oplink Communications	14,863	252,225
†Parkervision	57,733	85,445
Plantronics	31,651	1,520,831
†Polycom	100,000	1,253,000
†Procera Networks	18,335	185,000
†Ruckus Wireless	37,311	444,374
†ShoreTel	38,368	250,159
†Sonus Networks	156,112	560,442
Tessco Technologies	2,972	94,302
†Ubiquiti Networks	21,529	972,896
†ViaSat	29,646	1,718,282

		20,651,989

Construction & Engineering–0.82%
†Aegion	27,728	645,231
†Ameresco Class A	10,729	75,425
Argan	12,051	449,382
Comfort Systems USA	27,536	435,069
†Dycom Industries	24,129	755,479
EMCOR	51,277	2,283,365
†Furmanite	33,418	388,986
Granite Construction	30,540	1,098,829
†Great Lakes Dredge & Dock	38,697	309,189
†Layne Christensen	10,946	145,582
†MasTec	46,078	1,420,124
†MYR Group	16,394	415,260
†Northwest Pipe	5,496	221,654
†Orion Marine Group	17,195	186,222
†Pike Electric	20,988	188,052
Primoris Services	25,738	742,284
†Sterling Construction	9,910	92,956
†Tutor Perini	26,883	853,266

		10,706,355

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.19%
†Headwaters	51,923	$721,210
†Texas Industries	16,452	1,519,507
United States Lime & Minerals	1,487	96,358
†US Concrete	8,600	212,850

		2,549,925

Consumer Finance–0.67%
Cash America International	21,556	957,733
†Consumer Portfolio Services	14,500	110,490
†Credit Acceptance	5,213	641,720
†Encore Capital Group	17,663	802,253
†Ezcorp Class A	33,919	391,764
†First Cash Financial Services	21,417	1,233,405
†Green Dot Class A	24,241	460,094
†JGWPT Holdings Class A	10,100	113,726
Nelnet Class A	16,638	689,312
Nicholas Financial	6,497	93,297
†Portfolio Recovery Associates	37,823	2,251,603
†Regional Management	2,643	40,887
†Springleaf Holdings	20,400	529,380
†World Acceptance	5,701	433,048

		8,748,712

Containers & Packaging–0.38%
†AEP Industries	2,547	88,814
†Berry Plastics Group	65,087	1,679,245
†Graphic Packaging Holding	236,696	2,769,343
Myers Industries	18,597	373,614
†UFP Technologies	3,077	74,125

		4,985,141

Distributors–0.23%
Core-Mark Holding	16,630	758,827
Pool	34,771	1,966,648
†VOXX International Class A	11,189	105,288
Weyco Group	4,458	122,194

		2,952,957

Diversified Consumer Services–1.00%
†2U	7,400	124,394
†American Public Education	13,160	452,441
†Ascent Capital Group Class A	9,977	658,582
†Bridgepoint Education	7,373	97,913
†Bright Horizons Family Solutions	22,263	955,973
Capella Education	8,980	488,422
†Career Education	33,768	158,034
Carriage Services	8,735	149,631
†Chegg	53,300	375,232
†Education Management	14,849	25,095
†Grand Canyon Education	33,108	1,521,975
†Houghton Mifflin Harcourt	78,900	1,511,724
†ITT Educational Services	15,000	250,350
†JTH Holding Class A	5,600	186,536

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†K12	24,900	$599,343
†LifeLock	58,281	813,603
Matthews International Class A	19,707	819,220
Regis	39,846	561,032
Sotheby’s	44,075	1,850,709
†Steiner Leisure	12,380	535,930
†Strayer Education	9,165	481,254
Universal Technical Institute	12,295	149,261
Weight Watchers International	20,000	403,400

		13,170,054

Diversified Financial Services–0.26%
Gain Capital Holdings	8,253	64,951
MarketAxess Holdings	27,185	1,469,621
Marlin Business Services	5,686	103,428
†NewStar Financial	15,598	219,308
†PHH	45,052	1,035,295
†PICO Holdings	17,571	417,487
Resource America Class A	6,711	62,748

		3,372,838

Diversified Telecommunication Services–0.66%
†8x8	68,440	552,995
Atlantic Tele-Network	7,492	434,536
†Cbeyond	16,327	162,454
†Cincinnati Bell	142,026	558,162
Cogent Communications Group	35,704	1,233,573
Consolidated Communications Holdings	28,716	638,644
Enventis	8,538	135,242
†FairPoint Communications	19,237	268,741
†General Communication Class A	20,519	227,351
†Globalstar	198,700	844,475
†Hawaiian Telcom Holdco	5,671	162,247
IDT Class B	8,115	141,363
†InContact	48,894	449,336
Inteliquent	25,889	359,080
†Intelsat	19,800	373,032
†Iridium Communications	65,550	554,553
Lumos Networks	13,157	190,382
†magicJack VocalTec	10,994	166,229
†ORBCOMM	23,594	155,484
†Premiere Global Services	39,536	527,806
†Vonage Holdings	125,953	472,324

		8,608,009

Electric Utilities–1.43%
ALLETE	31,883	1,637,192
Cleco	44,887	2,646,089
El Paso Electric	30,741	1,236,096
Empire District Electric	29,614	760,488
Idacorp	38,476	2,225,067
MGE Energy	27,426	1,083,601

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NRG Yield Class A	14,500	$754,725
Otter Tail	25,281	765,761
PNM Resources	61,436	1,801,918
Portland General Electric	55,014	1,907,335
UIL Holdings	41,840	1,619,626
UNITIL	11,541	390,432
UNS Energy	31,839	1,923,394

		18,751,724

Electrical Equipment–1.12%
AZZ	20,327	936,668
†Capstone Turbine	284,287	429,273
Encore Wire	14,726	722,163
EnerSys	34,006	2,339,273
†Enphase Energy	18,600	159,030
Franklin Electric	35,240	1,421,229
†FuelCell Energy	147,634	354,322
†Generac Holdings	49,782	2,426,375
General Cable	36,900	946,854
Global Power Equipment Group	10,815	174,770
†GrafTech International	87,000	910,020
LSI Industries	13,077	104,354
†Plug Power	120,900	565,812
†Polypore International	32,600	1,555,998
Powell Industries	6,608	432,031
†Power Solutions International	3,200	230,304
†PowerSecure International	18,500	180,190
Preformed Line Products	1,286	69,225
†Revolution Lighting Technologies	30,400	69,920
†Thermon Group Holdings	22,603	594,911
†Vicor	11,771	98,641

		14,721,363

Electronic Equipment, Instruments & Components–2.75%
†Aeroflex Holding	12,067	126,703
†Agilysys	10,614	149,445
Anixter International	20,201	2,021,514
Badger Meter	10,561	556,037
Belden	32,242	2,520,035
†Benchmark Electronics	42,966	1,094,774
†Checkpoint Systems	29,772	416,510
†Cognex	63,630	2,443,392
†Coherent	17,832	1,179,943
†Control4	6,500	127,140
CTS	26,711	499,496
†CUI Global	14,900	125,160
Daktronics	24,461	291,575
†DTS	15,365	282,870
Electro Rent	16,047	268,466
Electro Scientific Industries	13,023	88,687
†Fabrinet	24,141	497,305
†FARO Technologies	12,399	609,039

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
FEI	30,911	$2,804,555
=Gerber Scientific	6,600	0
†GSI Group	26,763	340,693
†II-VI	37,951	548,771
†Insight Enterprises	31,603	971,476
†InvenSense	51,452	1,167,446
†Itron	31,000	1,257,050
†KEMET	26,326	151,375
Littelfuse	16,406	1,524,938
†Maxwell Technologies	24,876	376,374
†Measurement Specialties	11,141	958,906
†Mercury Computer Systems	28,051	318,098
Mesa Laboratories	1,430	120,063
Methode Electronics	27,566	1,053,297
MTS Systems	11,357	769,550
†Multi-Fineline Electronix	5,497	60,687
†Newport	28,949	535,557
†OSI Systems	15,868	1,059,189
Park Electrochemical	15,488	436,916
PC Connection	4,524	93,556
†Plexus	24,363	1,054,674
†RealD	34,440	439,454
†Rofin-Sinar Technologies	21,347	513,182
†Rogers	14,052	932,350
†Sanmina	62,795	1,430,470
†ScanSource	19,537	743,969
†Speed Commerce	43,000	160,820
†Synnex	20,523	1,495,101
†TTM Technologies	40,422	331,460
†Universal Display	32,041	1,028,516
†Viasystems Group	1,851	20,157
†Vishay Precision Group	7,609	125,244

		36,121,985

Energy Equipment & Services–2.03%
†Basic Energy Services	23,879	697,744
Bristow Group	25,791	2,079,270
†C&J Energy Services	35,529	1,200,170
CARBO Ceramics	14,800	2,280,976
CHC Group	25,200	212,688
Dawson Geophysical	5,404	154,825
†Era Group	17,100	490,428
Exterran Holdings	44,300	1,993,057
†Forum Energy Technologies	43,146	1,571,809
†Geospace Technologies	8,853	487,623
Gulf Island Fabrication	8,179	176,012
Gulfmark Offshore	18,598	840,258
†Helix Energy Solutions Group	78,256	2,058,915
†Hercules Offshore	110,376	443,712
†Hornbeck Offshore Services	26,259	1,232,072
†ION Geophysical	93,938	396,418
†Key Energy Services	106,617	974,479

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Matrix Service	20,607	$675,704
†McDermott International	171,900	1,390,671
†Mitcham Industries	7,277	101,732
†Natural Gas Services Group	7,585	250,760
†Newpark Resources	62,441	778,015
North Atlantic Drill	50,600	537,372
†Nuverra Environmental Solutions	7,692	154,686
†Parker Drilling	92,445	602,741
†PHI	10,182	453,812
†Pioneer Energy Services	43,983	771,462
†RigNet	9,674	520,655
†SEACOR Holdings	15,700	1,291,325
Tesco	23,246	496,070
†TETRA Technologies	55,642	655,463
†Vantage Drilling	144,726	277,874
†Willbros Group	28,802	355,705

		26,604,503

Food & Staples Retailing–0.93%
Andersons	22,063	1,138,010
Casey’s General Stores	29,312	2,060,340
†Chefs’ Warehouse Holdings	10,795	213,417
†Fairway Group Holdings	10,100	67,165
†Fresh Market	31,000	1,037,570
Ingles Markets Class A	7,831	206,347
†Natural Grocers by Vitamin Cottage	7,253	155,287
†Pantry	20,267	328,325
PriceSmart	13,732	1,195,233
Roundy’s	24,045	132,488
SpartanNash	27,358	574,792
†SUPERVALU	151,347	1,244,072
†Susser Holdings	13,538	1,092,787
†United Natural Foods	35,999	2,343,535
Village Super Market Class A	4,613	109,005
Weis Markets	7,400	338,402

		12,236,775

Food Products–1.50%
Alico	2,463	92,338
†Annie’s	8,725	295,079
B&G Foods Class A	39,514	1,291,713
†Boulder Brands	42,613	604,252
Calavo Growers	10,754	363,808
Cal-Maine Foods	10,465	777,759
†Chiquita Brands International	37,857	410,748
†Darling International	115,759	2,419,363
Dean Foods	67,700	1,190,843
†Diamond Foods	17,771	501,142
†Farmer Bros	5,201	112,394
Fresh Del Monte Produce	26,706	818,539
†Inventure Foods	7,260	81,820
J&J Snack Foods	11,787	1,109,392

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
John B. Sanfilippo & Son	4,402	$116,521
Lancaster Colony	14,054	1,337,379
†Lifeway Foods	279	3,900
Limoneira	9,287	204,035
†Omega Protein	11,568	158,250
†Post Holdings	33,954	1,728,598
Sanderson Farms	17,290	1,680,588
†Seaboard	217	655,399
†Seneca Foods Class A	7,410	226,746
Snyders-Lance	35,415	937,081
Tootsie Roll Industries	14,209	418,313
†TreeHouse Foods	26,213	2,098,875

		19,634,875

Gas Utilities–0.98%
Chesapeake Utilities	6,977	497,669
Laclede Group	24,167	1,173,308
New Jersey Resources	32,191	1,840,038
Northwest Natural Gas	21,419	1,009,906
ONE Gas	37,600	1,419,400
Piedmont Natural Gas	54,668	2,045,130
South Jersey Industries	23,452	1,416,735
Southwest Gas	34,195	1,805,154
WGL Holdings	37,724	1,625,904

		12,833,244

Health Care Equipment & Supplies–2.95%
Abaxis	15,213	674,088
†ABIOMED	28,139	707,414
†Accuray	48,318	425,198
Analogic	8,637	675,759
†AngioDynamics	14,292	233,388
†Anika Therapeutics	10,095	467,701
†Antares Pharma	85,224	227,548
†AtriCure	17,503	321,705
Atrion	1,267	413,042
Cantel Medical	22,750	833,105
†Cardiovascular Systems	20,282	631,987
†Cerus	54,683	226,934
Conmed	19,922	879,556
CryoLife	18,010	161,189
†Cyberonics	20,904	1,305,664
†Cynosure Class A	14,342	304,767
†Derma Sciences	18,164	209,976
†DexCom	54,277	2,152,626
†Endologix	47,332	719,920
†Exactech	8,883	224,118
†GenMark Diagnostics	28,400	384,252
†Globus Medical	47,574	1,137,970
†Greatbatch	16,925	830,341
†Haemonetics	37,134	1,310,088
†HeartWare International	12,480	1,104,480

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ICU Medical	8,867	$539,202
†Inogen	7,300	164,688
†Insulet	38,985	1,546,535
†Integra LifeSciences Holdings	17,575	827,079
Invacare	23,439	430,574
†LDR Holding	12,000	300,120
†Masimo	34,758	820,289
Meridian Bioscience	29,175	602,172
†Merit Medical Systems	31,574	476,767
†Natus Medical	22,563	567,234
†Neogen.	27,512	1,113,411
†NuVasive	35,437	1,260,494
†NxStage Medical	47,154	677,603
†OraSure Technologies	36,206	311,734
†Orthofix International	14,003	507,609
Oxford Immunotec Global	7,500	126,225
†PhotoMedex	7,198	88,176
†Quidel	20,725	458,230
†Rockwell Medical Technologies	25,635	307,364
†RTI Biologics	33,600	146,160
†Spectranetics	29,169	667,387
†Staar Surgical	30,099	505,663
STERIS	45,067	2,410,183
†SurModics	10,565	226,302
†Symmetry Medical	21,862	193,697
†Tandem Diabetes Care	5,200	84,552
†Thoratec	44,500	1,551,270
†Tornier	22,065	515,880
†Unilife	86,887	257,186
Utah Medical Products	1,866	95,987
†Vascular Solutions	10,473	232,396
†Volcano	37,731	664,443
West Pharmaceutical Services	50,600	2,134,308
†Wright Medical Group	36,160	1,135,424
†Zeltiq Aesthetics	15,456	234,777

		38,743,937

Health Care Providers & Services–2.34%
†Acadia Healthcare	25,177	1,145,553
†Addus HomeCare	4,700	105,656
†Air Methods	28,796	1,487,313
†Alliance HealthCare Services	4,300	116,100
†Almost Family	4,576	101,038
†Amedisys	19,316	323,350
†AMN Healthcare Services	33,474	411,730
†Amsurg	25,042	1,141,164
†Bio-Reference Labs	17,670	533,987
†BioScrip	40,231	335,527
†BioTelemetry	19,100	136,947
†Capital Senior Living	23,931	570,515
Chemed	13,398	1,255,661
†Chindex International	7,771	184,095

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†CorVel	9,812	$443,306
†Cross Country Healthcare	18,317	119,427
†Emeritus	28,528	902,911
Ensign Group	15,445	480,031
†ExamWorks Group	22,004	698,187
†Five Star Quality Care	27,022	135,380
†Gentiva Health Services	26,854	404,421
†Hanger	27,732	872,171
HealthSouth	66,567	2,387,758
†Healthways	25,136	440,885
†IPC The Hospitalist	11,794	521,531
Kindred Healthcare	38,450	888,195
Landauer	7,171	301,182
†LHC Group	9,106	194,595
†Magellan Health Services	21,195	1,319,177
†Molina Healthcare	21,581	963,160
†MWI Veterinary Supply	9,506	1,349,757
National Healthcare	7,875	443,284
†National Research Class A	4,281	59,891
Owens & Minor	46,854	1,592,099
†PharMerica	23,549	673,266
†Providence Service	7,033	257,337
†RadNet	23,700	157,131
Select Medical Holdings	56,967	888,685
†Skilled Healthcare Group	13,045	82,053
†Surgical Care Affiliates	7,000	203,560
†Team Health Holdings	52,359	2,614,808
†Triple-S Management Class B	17,738	318,042
U.S. Physical Therapy	9,349	319,642
Universal American	36,111	300,805
†WellCare Health Plans	33,159	2,475,651

		30,656,964

Health Care Technology–0.50%
†Castlight Health Class B	9,400	142,880
Computer Programs & Systems	8,149	518,276
†HealthStream	14,645	355,873
†HMS Holdings	64,020	1,306,648
†MedAssets	46,174	1,054,614
†Medidata Solutions	38,934	1,666,765
†Merge Healthcare	30,188	68,527
†Omnicell	24,825	712,726
Quality Systems	36,028	578,249
†Vocera Communications	13,540	178,728

		6,583,286

Hotels, Restaurants & Leisure–2.71%
†Biglari Holdings	1,084	458,499
†BJ’s Restaurants	17,274	603,035
†Bloomin’ Brands	55,852	1,252,760
Bob Evans Farms	17,432	872,472
†Boyd Gaming	57,283	694,843

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Bravo Brio Restaurant Group	11,026	$172,116
†Buffalo Wild Wings	13,768	2,281,495
†Caesars Acquisition	33,100	409,447
†Caesars Entertainment	31,200	564,096
†Carrols Restaurant Group	34,765	247,527
Cheesecake Factory	37,086	1,721,532
Churchill Downs	10,521	948,047
†Chuy’s Holdings	10,432	378,682
ClubCorp Holdings	12,700	235,458
Cracker Barrel Old Country Store	14,294	1,423,254
†Del Frisco’s Restaurant Group	17,087	470,918
†Denny’s	72,156	470,457
†Diamond Resorts International	25,600	595,712
DineEquity	12,232	972,322
Einstein Noah Restaurant Group	1,376	22,099
†Fiesta Restaurant Group	18,157	842,666
†Ignite Restaurant Group	3,734	54,367
International Speedway Class A	19,518	649,559
Interval Leisure Group	27,536	604,140
†Intrawest Resorts Holdings	12,700	145,542
†Isle of Capri Casinos	14,073	120,465
Jack in the Box	29,015	1,736,258
†Jamba	8,991	108,791
†Krispy Kreme Doughnuts	46,357	740,785
†La Quinta Holdings	32,100	614,394
†Life Time Fitness	31,683	1,544,229
Marcus	11,934	217,796
†Marriott Vacations Worldwide	20,772	1,217,862
†Monarch Casino & Resort	6,584	99,682
†Morgans Hotel Group	13,425	106,460
†Multimedia Games Holding	20,731	614,467
†Nathan’s Famous	1,435	77,763
†Noodles	7,800	268,242
Orient-Express Hotels Class A	67,622	983,224
Papa John’s International	23,822	1,009,815
†Penn National Gaming	56,900	690,766
†Pinnacle Entertainment	45,885	1,155,384
†Popeyes Louisiana Kitchen	17,329	757,451
†Potbelly	4,900	78,204
†Red Robin Gourmet Burgers	10,722	763,406
†Ruby Tuesday	53,395	405,268
Ruth’s Hospitality Group	29,208	360,719
†Scientific Games Class A	31,152	346,410
†Sonic	40,775	900,312
Speedway Motorsports	7,375	134,594
Texas Roadhouse	47,540	1,236,040
Vail Resorts	25,946	2,002,512
†Zoe’s Kitchen	4,200	144,396

		35,526,740

Household Durables–1.04%
†Beazer Homes USA	18,266	383,221

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Cavco Industries	5,526	$471,368
CSS Industries	5,355	141,211
†Dixie Group	10,800	114,372
Ethan Allen Interiors	17,332	428,794
Flexsteel Industries	2,528	84,309
†Helen of Troy	22,347	1,354,899
†Hovnanian Enterprises Class A	72,492	373,334
†Installed Building Products	4,918	60,245
†iRobot	22,732	930,875
KB Home	62,936	1,175,644
La-Z-Boy	41,433	960,003
†LGI Homes	9,600	175,200
†Libbey	16,688	444,568
Lifetime Brands	6,178	97,118
†M/I Homes	17,574	426,521
MDC Holdings	30,334	918,817
†Meritage Homes	30,384	1,282,509
NACCO Industries Class A	2,792	141,275
†New Home	10,900	154,017
Ryland Group	33,836	1,334,492
†Skullcandy	9,019	65,388
†Standard Pacific	110,998	954,583
†TRI Pointe Homes	13,352	209,893
†UCP	5,100	69,717
†Universal Electronics	12,011	587,098
†WCI Communities	4,100	79,171
†William Lyon Homes Class A	8,800	267,872

		13,686,514

Household Products–0.16%
†Central Garden & Pet Class A	33,822	311,162
†Harbinger Group	60,156	763,981
Oil-Dri Corp of America	3,441	105,191
Orchids Paper Products	3,192	102,272
WD-40	11,239	845,398

		2,128,004

Independent Power and Renewable Electricity Producers–0.33%
Atlantic Power	87,333	358,065
†Dynegy	74,200	2,582,160
Ormat Technologies	14,756	425,415
Pattern Energy Group	28,600	946,946

		4,312,586

Industrial Conglomerates–0.07%
Raven Industries	28,951	959,436

		959,436

Insurance–2.45%
†Ambac Financial Group	34,000	928,540
American Equity Investment Life Holding	51,655	1,270,713
AMERISAFE	13,499	549,004

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Amtrust Financial Services	23,733	$992,277
Argo Group International Holdings	20,207	1,032,780
Atlas Financial Holdings	8,300	125,828
Baldwin & Lyons Class B	4,943	128,221
†Citizens	25,691	190,113
CNO Financial Group	164,512	2,928,314
Crawford Class B	17,053	171,894
Donegal Group Class A	5,144	78,703
†eHealth	14,419	547,489
EMC Insurance Group	2,600	80,028
Employers Holdings	22,527	477,122
†Enstar Group	6,811	1,026,622
FBL Financial Group Class A	5,574	256,404
Federated National Holding	8,200	209,100
Fidelity & Guaranty Life	8,100	193,914
First American Financial	79,376	2,205,859
†Global Indemnity	6,337	164,699
†Greenlight Capital Re Class A	20,357	670,560
†Hallmark Financial Services	8,751	94,073
HCI Group	6,007	243,884
†Hilltop Holdings	52,567	1,117,574
Horace Mann Educators	28,031	876,529
Independence Holding	6,117	86,433
@Infinity Property & Casualty	8,589	577,438
Kansas City Life Insurance	2,714	123,433
Kemper	33,600	1,238,496
Maiden Holdings	39,495	477,495
Meadowbrook Insurance Group	46,248	332,523
Montpelier Re Holdings	29,176	932,173
National General Holdings	25,700	447,180
National Interstate	3,801	106,504
National Western Life Insurance Class A	1,816	452,929
†Navigators Group	7,316	490,538
OneBeacon Insurance Group	20,187	313,706
†Phoenix Companies	3,506	169,655
Platinum Underwriters Holdings	20,306	1,316,844
Primerica	39,522	1,891,128
RLI	31,634	1,448,205
Safety Insurance Group	10,799	554,853
@Selective Insurance Group	42,707	1,055,717
State Auto Financial	12,495	292,758
Stewart Information Services	14,639	453,955
Symetra Financial	54,599	1,241,581
Third Point Reinsurance	41,100	627,186
United Fire Group	14,821	434,552
United Insurance Holdings	12,000	207,120
Universal Insurance Holdings	22,803	295,755

		32,128,401

Internet & Catalog Retail–0.45%
†1-800-FLOWERS.com Class A	19,282	111,836

LVIP SSgA Small-Cap Index Fund––13

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Blue Nile	9,397	$263,116
†Coupons.com	8,700	228,897
†FTD	13,337	423,983
HSN	24,012	1,422,471
†Lands End	11,900	399,602
NutriSystem	22,126	378,576
†Orbitz Worldwide	37,311	332,068
†Overstock.com	7,697	121,382
PetMed Express	12,372	166,775
†RetailMeNot	22,300	593,403
†Shutterfly	28,272	1,217,392
†Valuevision Media Class A	25,200	125,748
†Vitacost.com	12,185	76,278

		5,861,527

Internet Software & Services–2.59%
†Angie’s List	34,117	407,357
†Bankrate	48,482	850,374
†Bazaarvoice	30,780	242,854
†Benefitfocus	3,000	138,660
†Blucora	29,268	552,287
†Brightcove	17,986	189,572
†Carbonite	5,870	70,264
†ChannelAdvisor	15,000	395,400
†comScore	25,054	888,916
†Constant Contact	23,132	742,769
†Conversant	50,607	1,285,418
†Cornerstone OnDemand	38,510	1,772,230
†Cvent	13,000	378,170
†Dealertrack Technology	38,812	1,759,736
†Demand Media	16,515	79,602
†Demandware	21,730	1,507,410
†Dice Holdings	22,716	172,869
†Digital River	21,704	334,893
†E2open	16,799	347,235
EarthLink Holdings	77,353	287,753
†Endurance International Group Holdings	21,800	333,322
†Envestnet	24,693	1,207,982
†Global Eagle Entertainment	23,700	293,880
†Gogo	40,400	790,224
†GrubHub	6,500	230,165
†Internap Network Services	45,421	320,218
†IntraLinks Holdings	30,405	270,300
@j2 Global	33,987	1,728,579
†Limelight Networks	33,249	101,742
†Liquidity Services	16,626	262,026
†LivePerson	41,318	419,378
†LogMeIn	17,571	819,160
Marchex Class B	24,554	295,139
†Marin Software	19,100	224,807
†Marketo	18,600	540,888

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet Software & Services (continued)
†Millennial Media	54,576	$272,334
†Monster Worldwide	68,573	448,467
†Move	30,104	445,238
NIC	44,947	712,410
†OpenTable	17,380	1,800,568
†Perficient	21,825	424,933
†QuinStreet	19,511	107,506
†RealNetworks	13,048	99,556
Reis	5,300	111,724
†Rocket Fuel	13,300	413,497
†SciQuest	21,945	388,207
†Shutterstock	11,052	917,095
†SPS Commerce	13,001	821,533
†Stamps.com	10,438	351,656
†TechTarget	10,197	89,938
†Textura	13,500	319,140
†Travelzoo	3,660	70,821
†Tremor Video	25,700	121,304
†Trulia	26,736	1,266,752
†Unwired Planet	56,263	125,466
†VistaPrint	23,034	931,956
†Web.com Group	37,451	1,081,210
†WebMD Health	28,030	1,353,849
Wix.Com	4,700	93,248
†XO Group	15,201	185,756
†Xoom	22,347	589,067
†Zix	39,474	135,001

		33,919,811

IT Services–2.28%
†Acxiom	57,872	1,255,244
†Blackhawk Network Holdings	7,400	208,828
†Blackhawk Network Holdings Class W/I	28,800	773,280
†CACI International Class A	17,261	1,211,895
†Cardtronics	33,440	1,139,635
Cass Information Systems	7,094	351,011
†CIBER	65,925	325,669
Computer Task Group	9,430	155,218
Convergys	73,422	1,574,168
CSG Systems International	24,388	636,771
†Datalink	17,567	175,670
†EPAM Systems	25,745	1,126,344
†Euronet Worldwide	36,848	1,777,548
EVERTEC	47,500	1,151,400
†ExlService Holdings	25,448	749,444
Forrester Research	8,233	311,866
†Global Cash Access Holdings	52,394	466,307
Hackett Group	13,891	82,929
Heartland Payment Systems	28,495	1,174,279
†Higher One Holdings	17,208	65,562
†iGate	27,798	1,011,569

LVIP SSgA Small-Cap Index Fund––14

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Lionbridge Technologies	47,270	$280,784
Luxoft Holding	3,100	111,786
Mantech International Class A	19,817	584,998
MAXIMUS	48,964	2,106,431
†ModusLink Global Solutions	26,611	99,525
†MoneyGram International	17,787	262,003
†NeuStar Class A	43,600	1,134,472
†PRGX Global	28,962	185,067
†Sapient	85,857	1,395,176
Science Applications International	30,400	1,342,464
†ServiceSource International	39,160	227,128
†SYKES Enterprises	28,477	618,805
†Syntel	10,814	929,571
†TeleTech Holdings	12,960	375,710
†Unisys	36,154	894,450
†Virtusa	17,936	642,109
†WEX	28,698	3,012,429

		29,927,545

Leisure Products–0.48%
Arctic Cat	9,314	367,158
†Black Diamond	20,345	228,271
Brunswick	66,871	2,817,275
Callaway Golf	52,927	440,353
JAKKS Pacific	10,637	82,330
Johnson Outdoors Class A	3,886	100,259
†LeapFrog Enterprises	51,308	377,114
†Malibu Boats Class A	5,800	116,580
Marine Products	5,709	47,385
†Nautilus	19,900	220,691
†Smith & Wesson Holding	44,132	641,679
Sturm Ruger	15,414	909,580

		6,348,675

Life Sciences Tools & Services–0.48%
†Accelerate Diagnostics	16,421	426,946
†Affymetrix	54,765	487,956
†Albany Molecular Research	14,900	299,788
†Cambrex	24,046	497,752
†Enzo Biochem	24,700	129,675
†Fluidigm	19,445	571,683
†Furiex Pharmaceuticals	5,671	602,147
†Luminex	30,307	519,765
†Pacific Biosciences of California	49,998	308,988
†Parexel International	41,259	2,180,126
†Sequenom	66,856	258,733

		6,283,559

Machinery–3.22%
†Accuride	28,827	140,964
Actuant Class A	51,414	1,777,382
Alamo Group	5,435	293,979
Albany International	19,583	743,371

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Altra Holdings	19,378	$705,165
American Railcar Industries	7,546	511,392
Astec Industries	14,447	633,934
Barnes Group	40,439	1,558,519
†Blount International	41,249	582,023
Briggs & Stratton	33,814	691,834
†Chart Industries	21,874	1,809,855
CIRCOR International	12,327	950,782
CLARCOR	36,360	2,248,866
Columbus McKinnon	15,808	427,606
†Commercial Vehicle Group	13,426	134,797
Douglas Dynamics	17,949	316,261
Dynamic Materials	7,816	172,968
†Energy Recovery	30,070	147,944
†EnPro Industries	17,709	1,295,590
ESCO Technologies	18,938	656,012
†ExOne	4,791	189,819
Federal Signal	49,307	722,348
Foster (L.B.) Class A	6,988	378,191
FreightCar America	7,541	188,827
Global Brass & Copper Holdings	15,400	260,260
Gorman-Rupp	13,482	476,858
Graham	7,462	259,752
†Greenbrier Companies	18,147	1,045,267
Harsco	58,400	1,555,192
Hillenbrand	42,836	1,397,310
Hurco Companies	4,207	118,637
Hyster-Yale Materials Handling	7,766	687,602
John Bean Technologies	22,892	709,423
Kadant	9,297	357,470
Lindsay	8,907	752,374
†Lydall	14,802	405,131
†Manitex International	12,400	201,376
†Meritor	70,612	920,780
Miller Industries	6,929	142,599
Mueller Industries	43,940	1,292,275
Mueller Water Products Class A	124,527	1,075,913
NN	11,056	282,812
Omega Flex	648	12,714
†Proto Labs	16,343	1,338,819
RBC Bearings	17,218	1,102,813
†Rexnord	54,364	1,530,347
Standex International	9,154	681,790
Sun Hydraulics	14,928	606,077
Tennant	13,281	1,013,606
Titan International	37,010	622,508
†Trimas	33,625	1,282,121
Twin Disc	5,164	170,670
†Wabash National	47,140	671,745
Watts Water Technologies Class A	21,728	1,341,269
Woodward	50,358	2,526,964

LVIP SSgA Small-Cap Index Fund––15

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Xerium Technologies	11,200	$156,352

		42,277,255

Marine–0.24%
Baltic Trading	35,600	212,888
International Shipholding	3,168	72,611
Knightsbridge Tankers	21,583	306,263
Matson	32,200	864,248
Navios Maritime Holdings	57,400	580,888
Safe Bulkers	28,200	275,232
Scorpio Bulkers	93,500	832,150

		3,144,280

Media–1.38%
AH Belo Class A	19,000	225,150
AMC Entertainment Holdings	14,900	370,563
†Carmike Cinemas	18,835	661,674
†Central European Media Enterprises Class A	49,011	138,211
†Crown Media Holdings Class A	18,679	67,805
†Cumulus Media Class A	98,124	646,637
†Daily Journal	550	113,679
†Dex Media	11,000	122,540
†Entercom Communications Class A	15,621	167,613
Entravision Communications Class A	46,030	286,307
Eros International	14,200	215,414
†Global Sources	10,283	85,143
†Gray Television	42,600	559,338
Harte-Hanks	25,442	182,928
†Hemisphere Media Group	9,200	115,552
†Journal Communications Class A	26,203	232,421
†Lee Enterprises	38,800	172,660
†Loral Space & Communications	9,861	716,796
†Martha Stewart Living Omnimedia Class A	17,996	84,581
†McClatchy Class A	37,072	205,750
MDC Partners Class A	27,435	589,578
†Media General Class A	39,400	808,882
Meredith	27,934	1,350,888
National CineMedia	46,029	805,968
†New Media Investment Group	21,700	306,187
New York Times Class A	99,911	1,519,646
Nexstar Broadcasting Group Class A	21,756	1,122,827
†ReachLocal	6,392	44,936
†Reading International Class A	9,340	79,670
†Rentrak	8,553	448,605
Saga Communications Class A	2,612	111,585
Salem Communications Class A	5,612	53,090
Scholastic	18,491	630,358
†Scripps (E.W.) Class A	24,803	524,831
†SFX Entertainment	32,000	259,200
Sinclair Broadcast Group Class A	50,532	1,755,987

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Sizmek	15,184	$144,704
†Time	79,800	1,932,756
World Wrestling Entertainment Class A	22,707	270,895

		18,131,355

Metals & Mining–1.33%
†AK Steel Holding	102,656	817,142
†Allied Nevada Gold	66,600	250,416
†AM Castle	10,172	112,299
Ampco-Pittsburgh	5,257	120,596
†Century Aluminum	36,387	570,548
†Coeur d’Alene Mines	69,886	641,553
Commercial Metals	90,500	1,566,555
Globe Specialty Metals	50,933	1,058,388
Gold Resource	14,056	71,123
†Handy & Harman	2,948	78,918
Haynes International	8,981	508,235
Hecla Mining	236,200	814,890
†Horsehead Holding	40,030	730,948
Kaiser Aluminum	13,322	970,774
Materion	15,684	580,151
†Molycorp	108,200	278,074
Noranda Aluminum Holding	18,345	64,758
Olympic Steel	5,606	138,749
†RTI International Metals	21,540	572,749
Schnitzer Steel Industries Class A	18,301	477,107
†Stillwater Mining	88,915	1,560,458
†SunCoke Energy	55,147	1,185,661
†Universal Stainless & Alloy	4,193	136,189
US Silica Holdings	38,883	2,155,674
Walter Energy	47,600	259,420
Worthington Industries	38,408	1,653,080

		17,374,455

Multiline Retail–0.13%
Bon-Ton Stores	8,513	87,769
†Burlington Stores	20,700	659,502
Fred’s Class A	24,077	368,137
†Tuesday Morning	35,283	628,743

		1,744,151

Multi-Utilities–0.38%
Avista	44,126	1,479,104
Black Hills	32,243	1,979,398
NorthWestern	27,906	1,456,414

		4,914,916

Oil, Gas & Consumable Fuels–4.11%
†Abraxas Petroleum	71,212	445,787
Adams Resources & Energy	1,206	94,225
Alon USA Energy	14,892	185,256
†Alpha Natural Resources	156,100	579,131
†American Eagle Energy	22,000	131,780

LVIP SSgA Small-Cap Index Fund––16

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Amyris	20,329	$75,827
†Apco Oil and Gas International	4,990	72,006
†Approach Resources	23,546	535,201
Arch Coal	148,445	541,824
Ardmore Shipping	13,100	181,173
†Bill Barrett	38,690	1,036,118
†Bonanza Creek Energy	21,968	1,256,350
†BPZ Resources	105,927	326,255
†Callon Petroleum	35,516	413,761
†Carrizo Oil & Gas	32,889	2,277,892
†Clayton Williams Energy	4,848	665,970
†Clean Energy Fuels	46,795	548,437
†Cloud Peak Energy	42,517	783,163
Comstock Resources	34,394	991,923
†Contango Oil & Gas	10,681	451,913
Delek U.S. Holdings	42,988	1,213,551
DHT Holdings	50,200	361,440
†Diamondback Energy	27,603	2,451,146
Dorian LPG	5,300	121,847
†Emerald Oil	43,186	330,373
Energy XXI Bermuda	68,557	1,620,002
Equal Energy	34,800	188,616
Evolution Petroleum	10,647	116,585
EXCO Resources	109,950	647,605
†Forest Oil	77,833	177,459
†Frontline	29,683	86,674
†FX Energy	31,200	112,632
GasLog	30,507	972,868
†Gastar Exploration	48,116	419,090
†Goodrich Petroleum	22,740	627,624
Green Plains Renewable Energy	27,043	888,903
†Halcon Resources	177,698	1,295,418
Hallador Energy	2,532	24,029
†Harvest Natural Resources	30,500	152,195
†Isramco	651	82,755
†@Jones Energy Class A	7,200	147,600
†Kodiak Oil & Gas	192,904	2,806,753
†Magnum Hunter Resources	143,851	1,179,578
†Matador Resources	50,695	1,484,350
†Midstates Petroleum	32,989	238,510
†Miller Energy Resources	20,565	131,616
Navios Maritime Acquisition	59,500	220,745
Nordic American Tankers	71,398	680,423
†Northern Oil & Gas	44,937	732,024
†Pacific Ethanol	14,700	224,763
Panhandle Oil & Gas Class A	6,247	350,019
†Parsley Energy Class A	36,200	871,334
†PDC Energy	25,950	1,638,743
†Penn Virginia	43,879	743,749
†Petroquest Energy	50,819	382,159
†Quicksilver Resources	106,355	283,968
†Renewable Energy Group	24,964	286,337

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Resolute Energy	44,127	$381,257
†Rex American Resources	4,950	362,885
†Rex Energy	32,127	568,969
†Ring Energy	13,500	235,575
†Rosetta Resources	46,671	2,559,904
†RSP Permian	16,300	528,772
†Sanchez Energy	33,038	1,241,898
Scorpio Tankers	134,609	1,368,974
SemGroup Class A	32,205	2,539,364
Ship Finance International	40,942	761,112
†Solazyme	55,040	648,371
†Stone Energy	42,671	1,996,576
†Swift Energy	32,599	423,135
†Synergy Resources	39,513	523,547
Teekay Tankers Class A	34,841	149,468
Transatlantic Petroleum	16,400	186,796
†Triangle Petroleum	56,696	666,178
†Vaalco Energy	49,400	357,162
W&T Offshore	25,736	421,298
†Warren Resources	42,316	262,359
Western Refining	40,041	1,503,540
†Westmoreland Coal	10,557	383,008

		53,957,623

Paper & Forest Products–0.73%
†Boise Cascade	28,546	817,557
†Clearwater Paper	15,151	935,120
Deltic Timber	7,855	474,599
Glatfelter	29,917	793,698
†KapStone Paper & Packaging	60,464	2,003,172
†Louisiana-Pacific	102,778	1,543,726
Neenah Paper	12,095	642,849
†Resolute Forest Products	52,671	883,819
Schweitzer-Mauduit International	24,767	1,081,327
Wausau Paper	36,529	395,244

		9,571,111

Personal Products–0.16%
†Elizabeth Arden	17,526	375,407
Female Health	10,133	55,833
†IGI Laboratories	20,800	110,448
Inter Parfums	12,193	360,303
†Medifast	10,787	328,033
Nature’s Sunshine Products	5,554	94,251
†Nutraceutical International	4,606	109,899
†Revlon Class A	6,954	212,097
†Synutra International	8,658	58,095
†USANA Health Sciences	4,239	331,235

		2,035,601

Pharmaceuticals–1.63%
†AcelRx Pharmaceuticals	13,400	137,350
†Aerie Pharmaceuticals	3,800	94,126

LVIP SSgA Small-Cap Index Fund––17

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Akorn	45,486	$1,512,409
†Alimera Sciences	21,000	125,580
†Ampio Pharmaceuticals	26,064	217,634
†ANI Pharmaceuticals	5,000	172,200
†Aratana Therapeutics	17,700	276,297
†Auxilium Pharmaceuticals	34,754	697,165
†AVANIR Pharmaceuticals	130,368	735,276
†BioDelivery Sciences International	28,609	345,311
†Bio-Path Holdings	53,100	161,955
†Cempra	12,896	138,374
†ContraVir Pharmaceuticals	2,700	2,997
†Corcept Therapeutics	32,311	90,471
†Depomed	44,957	624,902
†Endocyte	21,599	142,337
†Horizon Pharma	44,655	706,442
†Impax Laboratories	51,302	1,538,547
†Intra-Cellular Therapies	12,400	209,064
†Lannett	18,580	921,940
†Medicines	45,833	1,331,907
†Nektar Therapeutics	93,388	1,197,234
†Omeros	26,166	455,288
†Pacira Pharmaceuticals	25,775	2,367,692
†Pain Therapeutics	27,500	158,125
†Pernix Therapeutics Holdings	24,062	216,077
†Phibro Animal Health Class A	10,600	232,670
†POZEN	17,689	147,349
†Prestige Brands Holdings	38,155	1,293,073
†Relypsa	12,200	296,704
†Repros Therapeutics	17,431	301,556
†Revance Therapeutics	4,900	166,600
†Sagent Pharmaceuticals	15,675	405,356
†SciClone Pharmaceuticals	31,374	165,027
†Sucampo Pharmaceuticals Class A	6,910	47,679
†Supernus Pharmaceuticals	17,885	195,841
†Tetraphase Pharmaceuticals	14,400	194,256
†TherapeuticsMD	69,700	308,074
†Theravance	59,600	1,774,888
Theravance Biopharma	17,000	541,960
†Vivus	69,061	367,405
†XenoPort	48,601	234,743
†Zogenix	67,371	135,416

		21,385,297

Professional Services–1.34%
Acacia Research	34,476	611,949
†Advisory Board	25,824	1,337,683
Barrett Business Services	5,232	245,904
†CBIZ	22,946	207,202
CDI	7,887	113,652
Corporate Executive Board	24,302	1,657,882
†CRA International	6,351	146,391
Exponent	9,665	716,273

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Franklin Covey	8,762	$176,379
†FTI Consulting	28,506	1,078,097
†GP Strategies	9,102	235,560
Heidrick & Struggles International	13,764	254,634
†Huron Consulting Group	18,178	1,287,366
†ICF International	14,951	528,667
Insperity	18,601	613,833
Kelly Services Class A	20,677	355,024
Kforce	21,938	474,958
†Korn/Ferry International	38,145	1,120,319
†Mistras Group	14,147	346,884
†Navigant Consulting	37,436	653,258
†On Assignment	39,282	1,397,261
†Paylocity Holding	6,100	131,943
†Pendrell	141,559	249,144
Resources Connection	32,809	430,126
†RPX	38,374	681,139
†TriNet Group	11,400	274,398
†TrueBlue	28,487	785,387
VSE	3,983	280,085
†WageWorks	25,430	1,225,980

		17,617,378

Real Estate Investment Trusts–8.15%
Acadia Realty Trust	41,715	1,171,774
AG Mortgage Investment Trust	22,184	419,943
Agree Realty	12,666	382,893
Alexander’s	1,476	545,338
Altisource Portfolio Solutions	10,600	1,214,548
American Assets Trust	26,773	925,007
American Capital Mortgage Investment	40,611	813,032
American Realty Capital Healthcare Trust	122,500	1,334,025
†American Residential Properties	23,300	436,875
AmREIT Class B	17,074	312,454
Anworth Mortgage Asset	109,731	566,212
Apollo Commercial Real Estate Finance	38,095	628,187
Apollo Residential Mortgage	25,181	421,026
Ares Commercial Real Estate	17,689	219,520
Armada Hoffler Properties	12,200	118,096
Armour Residential REIT	284,429	1,231,578
Ashford Hospitality Prime	16,679	286,212
Ashford Hospitality Trust	55,898	645,063
Associated Estates Realty	42,171	759,921
Aviv REIT	12,600	354,942
Campus Crest Communities	45,676	395,554
Capstead Mortgage	68,208	896,935
†CareTrust REIT	15,445	305,811
CatchMark Timber Trust	13,100	179,077
Cedar Realty Trust	55,961	349,756

LVIP SSgA Small-Cap Index Fund––18

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Chambers Street Properties	176,600	$1,419,864
Chatham Lodging Trust	20,431	447,439
Chesapeake Lodging Trust	38,215	1,155,239
Colony Financial	71,479	1,659,742
Coresite Realty	17,368	574,360
Cousins Properties	143,646	1,788,393
CubeSmart	107,786	1,974,640
CyrusOne	14,506	361,199
CYS Investments	118,567	1,069,474
DCT Industrial Trust	236,461	1,941,345
DiamondRock Hospitality	142,174	1,822,671
DuPont Fabros Technology	46,945	1,265,637
Dynex Capital	45,630	403,825
EastGroup Properties	23,469	1,507,414
Education Realty Trust	90,959	976,900
Empire State Realty Trust	63,100	1,041,150
EPR Properties	39,540	2,209,100
Equity One	43,005	1,014,488
Excel Trust	34,425	458,885
FelCor Lodging Trust	89,166	937,135
First Industrial Realty Trust	83,306	1,569,485
First Potomac Realty Trust	41,218	540,780
Franklin Street Properties	71,904	904,552
Geo Group	51,984	1,857,388
Getty Realty	21,100	402,588
Gladstone Commercial	13,005	232,399
Glimcher Realty Trust	107,294	1,161,994
Government Properties Income Trust	40,603	1,030,910
Gramercy Property Trust	83,411	504,637
Hatteras Financial	69,900	1,384,719
Healthcare Realty Trust	69,892	1,776,655
Hersha Hospitality Trust	152,064	1,020,349
Highwoods Properties	66,506	2,789,927
Hudson Pacific Properties	38,551	976,882
Inland Real Estate	65,296	694,096
Invesco Mortgage Capital	93,461	1,622,483
Investors Real Estate Trust	83,462	768,685
†iStar Financial	67,470	1,010,701
Kite Realty Group Trust	107,417	659,540
LaSalle Hotel Properties	75,311	2,657,725
Lexington Realty Trust	139,186	1,532,438
LTC Properties	27,473	1,072,546
Mack-Cali Realty	64,200	1,379,016
Medical Properties Trust	128,172	1,696,997
Monmouth Real Estate Investment	35,889	360,326
National Health Investors	23,934	1,497,311
New Residential Investment	219,400	1,382,220
New York Mortgage Trust	73,032	570,380
New York REIT	127,500	1,410,150
One Liberty Properties	6,838	145,923
Owens Realty Mortgage	7,800	151,710
Parkway Properties	51,510	1,063,682

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	47,410	$1,752,274
Pennsylvania Real Estate Investment Trust	54,199	1,020,025
PennyMac Mortgage Investment Trust	52,021	1,141,341
Physicians Realty Trust	19,000	273,410
Potlatch	30,292	1,254,089
PS Business Parks	14,662	1,224,130
QTS Realty Trust	8,500	243,355
RAIT Financial Trust	56,032	463,385
Ramco-Gershenson Properties Trust	51,305	852,689
Redwood Trust	60,746	1,182,725
Resource Capital	90,529	509,678
Retail Opportunity Investments	52,167	820,587
Rexford Industrial Realty	20,700	294,768
RLJ Lodging Trust	94,761	2,737,645
Rouse Properties	26,860	459,575
Ryman Hospitality Properties	31,403	1,512,054
Sabra Health Care REIT	37,355	1,072,462
Saul Centers	6,666	323,968
Select Income REIT	26,663	790,291
Silver Bay Realty Trust	27,852	454,545
Sovran Self Storage	25,388	1,961,223
STAG Industrial	37,534	901,191
†Starwood Waypoint Residential Trust	28,300	741,743
†Strategic Hotels & Resorts	178,953	2,095,540
Summit Hotel Properties	65,473	694,014
Sun Communities	31,339	1,561,936
Sunstone Hotel Investors	140,177	2,092,843
Terreno Realty	27,014	522,181
UMH Properties	8,167	81,915
Universal Health Realty Income Trust	8,673	377,102
Urstadt Biddle Properties Class A	18,617	388,723
Washington Real Estate Investment Trust	50,475	1,311,341
Western Asset Mortgage Capital	32,984	467,383
Whitestone REIT	14,171	211,290
Winthrop Realty Trust	23,853	366,144

		106,929,438

Real Estate Management & Development–0.48%
Alexander & Baldwin	33,500	1,388,575
Altisource Residential	42,300	1,101,069
†AV Homes	4,980	81,423
Consolidated-Tomoka Land	4,399	201,914
†Forestar Group	24,677	471,084
Kennedy-Wilson Holdings	48,753	1,307,555
RE/MAX Holdings	7,100	210,089
†St. Joe	45,700	1,162,151
†Tejon Ranch	10,465	336,868

		6,260,728

LVIP SSgA Small-Cap Index Fund––19

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.66%
ArcBest	20,042	$872,027
Celadon Group	17,246	367,685
Heartland Express	34,009	725,752
Knight Transportation	46,282	1,100,123
Marten Transport	19,478	435,333
†Patriot Transportation Holding	5,972	208,841
†Quality Distribution	19,881	295,432
†Roadrunner Transportation Systems	20,203	567,704
†Saia	17,263	758,364
†Swift Transportation	61,268	1,545,792
Universal Truckload Services	3,287	83,358
Werner Enterprises	35,356	937,288
†YRC Worldwide	25,400	713,994

		8,611,693

Semiconductors & Semiconductor Equipment–3.71%
†Advanced Energy Industries	28,279	544,371
†Alpha & Omega Semiconductor	9,871	91,504
†Ambarella	20,892	651,413
†Amkor Technology	56,865	635,751
†Applied Micro Circuits	59,890	647,411
†Audience	3,406	40,736
†Axcelis Technologies	93,334	186,668
Brooks Automation	50,190	540,546
†Cabot Microelectronics	19,571	873,845
†Cascade Microtech	9,200	125,534
†Cavium	37,673	1,870,841
†Ceva	12,723	187,919
†Cirrus Logic	49,888	1,134,453
Cohu	13,443	143,840
†Cypress Semiconductor	122,500	1,336,475
†Diodes	25,265	731,674
†DSP Group	11,458	97,278
†Entegris	106,150	1,459,032
†Entropic Communications	58,414	194,519
†Exar	31,384	354,639
†Fairchild Semiconductor International	90,400	1,410,240
†FormFactor	48,314	401,972
†GT Advanced Technologies	101,226	1,882,804
Hittite Microwave	23,475	1,829,876
†Inphi	21,794	319,936
†Integrated Device Technology	98,019	1,515,374
†Integrated Silicon Solution	25,748	380,298
†International Rectifier	52,508	1,464,973
Intersil Class A	98,795	1,476,985
IXYS	14,122	173,983
†Kopin	38,342	124,995
†Lattice Semiconductor	87,726	723,739
†M/A-COM Technology Solutions Holdings	11,007	247,437
†MaxLinear Class A	12,321	124,072
Micrel	39,283	443,112

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Microsemi	71,514	$1,913,715
MKS Instruments	40,424	1,262,846
Monolithic Power Systems	27,453	1,162,635
†Nanometrics	16,322	297,877
†NVE	3,128	173,886
†OmniVision Technologies	40,066	880,651
†PDF Solutions	19,378	411,201
†Peregrine Semiconductor	16,913	116,023
†Pericom Semiconductor	12,762	115,368
†Photronics	47,760	410,736
†PLX Technology	26,828	173,577
†PMC - Sierra	125,500	955,055
Power Integrations	21,656	1,246,086
†QuickLogic	39,900	206,283
†Rambus	78,486	1,122,350
†RF Micro Devices	208,353	1,998,105
†Rubicon Technology	19,297	168,849
†Rudolph Technologies	28,138	278,003
†Semtech	49,184	1,286,162
†Silicon Image	50,387	253,950
†Silicon Laboratories	31,500	1,551,375
†Spansion Class A	43,678	920,295
†Synaptics	26,052	2,361,353
Tessera Technologies	42,035	928,133
†TriQuint Semiconductor	125,301	1,981,009
†Ultra Clean Holdings	13,066	118,247
†Ultratech	19,555	433,730
†Veeco Instruments	31,007	1,155,321
†Vitesse Semiconductor	34,900	120,405
†Xcerra	30,141	274,283

		48,645,754

Software–3.85%
†ACI Worldwide	28,817	1,608,853
†Actuate	27,242	129,944
Advent Software	37,221	1,212,288
American Software Class A	13,961	137,935
†Aspen Technology	69,175	3,209,720
†AVG Technologies	25,196	507,195
†Barracuda Networks	4,500	139,590
Blackbaud	34,733	1,241,357
†Bottomline Technologies	26,371	789,020
†BroadSoft	19,614	517,613
†Callidus Software	30,357	362,463
†Cinedigm Class A	55,400	137,946
†CommVault Systems	34,002	1,671,878
Compuware	159,000	1,588,410
†Comverse	16,341	435,978
†Covisint	9,900	48,114
Digimarc	3,858	125,771
Ebix	20,878	298,764
†Ellie Mae	22,992	715,741

LVIP SSgA Small-Cap Index Fund––20

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†EnerNOC	20,785	$393,876
EPIQ Systems	24,159	339,434
†ePlus	2,079	120,998
Fair Isaac	26,139	1,666,623
†FleetMatics Group	27,039	874,441
†Gigamon	17,500	334,950
†Glu Mobile	34,432	172,160
†Guidance Software	9,449	86,175
†Guidewire Software	49,178	1,999,577
†Imperva	13,661	357,645
†Infoblox	39,492	519,320
†Interactive Intelligence Group	11,720	657,844
†Jive Software	25,355	215,771
Kofax	53,700	461,820
†Manhattan Associates	58,180	2,003,137
†Mavenir Systems	7,600	115,140
Mentor Graphics	69,390	1,496,742
†MicroStrategy	6,984	982,090
†Model N	5,200	57,460
Monotype Imaging Holdings	30,831	868,509
†Netscout Systems	26,056	1,155,323
Pegasystems	25,302	534,378
†Progress Software	41,500	997,660
†Proofpoint	26,820	1,004,677
†PROS Holdings	16,237	429,306
QAD Class A	4,773	101,760
†QLIK Technologies	63,280	1,431,394
†Qualys	9,725	249,641
†Rally Software Development	18,000	196,020
†RealPage	35,311	793,791
†Rosetta Stone	7,571	73,590
†Sapiens International	7,590	60,720
†Seachange International	21,379	171,246
†Silver Spring Networks	25,300	337,249
†SS&C Technologies Holdings	49,317	2,180,798
†Synchronoss Technologies	23,544	823,098
†Take-Two Interactive Software	71,641	1,593,296
†Tangoe	22,751	342,630
†TeleCommunication Systems Class A	50,000	164,500
†TeleNav	11,400	64,866
†TiVo	90,499	1,168,342
†Tyler Technologies	23,036	2,101,114
†Ultimate Software Group	20,468	2,828,064
†Varonis Systems	3,800	110,238
†VASCO Data Security International	16,559	192,084
†Verint Systems	40,470	1,985,054
†VirnetX Holding	29,605	521,344
†Vringo	43,000	147,060
†Zendesk	8,200	142,516

		50,504,051

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.16%
†Aeropostale	56,182	$196,075
American Eagle Outfitters	140,700	1,578,654
†America’s Car-Mart	6,185	244,617
†Ann	36,632	1,507,040
†Asbury Automotive Group	22,144	1,522,179
†Barnes & Noble	33,072	753,711
bebe stores	22,415	68,366
Big 5 Sporting Goods	14,893	182,737
Brown Shoe	30,625	876,181
Buckle	21,508	954,095
Cato Class A	19,882	614,354
Children’s Place Retail Stores	17,301	858,649
†Christopher & Banks	23,300	204,108
†Citi Trends	9,176	196,917
†Conn’s	20,002	987,899
†Container Store Group	9,300	258,354
Destination Maternity	11,333	258,052
†Destination XL Group	25,722	141,728
†Express	59,875	1,019,671
Finish Line Class A	38,708	1,151,176
†Five Below	39,318	1,569,181
†Francesca’s Holdings	34,662	510,918
†Genesco	18,632	1,530,246
Group 1 Automotive	17,535	1,478,376
Guess	44,500	1,201,500
Haverty Furniture	15,814	397,406
†hhgregg	10,548	107,273
†Hibbett Sports	20,483	1,109,564
†Kirkland’s	7,975	147,936
Lithia Motors Class A	16,837	1,583,857
†Lumber Liquidators Holdings	19,816	1,505,025
†MarineMax	20,040	335,470
†Mattress Firm Holding	11,319	540,482
Men’s Wearhouse	35,042	1,955,344
Monro Muffler Brake	23,349	1,241,933
†New York	18,830	69,483
†Office Depot	387,077	2,202,468
†Outerwall	14,444	857,251
†Pacific Sunwear of California	42,000	99,960
†Pep Boys-Manny Moe & Jack	38,964	446,527
Pier 1 Imports	65,625	1,011,281
Rent-A-Center	41,810	1,199,111
†Restoration Hardware Holdings	22,567	2,099,859
†Sears Hometown and Outlet Stores	5,500	118,085
†Select Comfort	39,311	812,165
Shoe Carnival	12,521	258,559
Sonic Automotive Class A	28,331	755,871
Stage Stores	23,195	433,515
Stein Mart	16,546	229,824
†Systemax	5,558	79,868
†Tile Shop Holdings	20,300	310,387
†Tilly’s Class A	5,063	40,707

LVIP SSgA Small-Cap Index Fund––21

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Vitamin Shoppe	22,807	$981,157
†West Marine	9,450	96,957
Winmark	1,509	105,072
†Zumiez	17,023	469,665

		41,466,846

Technology Hardware, Storage & Peripherals–0.48%
†Cray	28,069	746,635
†Dot Hill Systems	43,400	203,980
†Eastman Kodak	12,800	313,216
†Electronics for Imaging	35,067	1,585,028
†Fusion-io	78,200	883,660
†Immersion	17,427	221,671
†Intevac	17,300	138,573
†Nimble Storage	6,700	205,824
†QLogic	64,241	648,192
†Quantum	129,528	158,024
†Silicon Graphics International	24,767	238,259
†Super Micro Computer	25,215	637,183
†Violin Memory	58,000	256,940

		6,237,185

Textiles, Apparel & Luxury Goods–0.96%
Barry (R.G.)	5,725	108,489
Columbia Sportswear	9,210	761,207
†Crocs	61,700	927,351
Culp	4,841	84,282
†G-III Apparel Group	11,998	979,757
†Iconix Brand Group	34,351	1,475,032
†Madden (Steven)	43,734	1,500,076
Movado Group	14,680	611,716
Oxford Industries	9,776	651,766
†Perry Ellis International	6,314	110,116
†Quiksilver	91,745	328,447
†Sequential Brands Group	12,200	168,482
†Skechers U.S.A. Class A	30,113	1,376,164
†Tumi Holdings	36,046	725,606
†Unifi	8,874	244,301
†Vera Bradley	16,479	360,396
†Vince Holding	7,100	260,002
Wolverine World Wide	73,408	1,913,012

		12,586,202

Thrifts & Mortgage Finance–1.69%
Astoria Financial	61,653	829,233
Bank Mutual	28,925	167,765
BankFinancial	13,649	152,323
†BBX Capital Class A	3,000	54,000
†Beneficial Mutual Bancorp	27,508	373,008
Berkshire Hills Bancorp	17,865	414,825
†BofI Holding	8,840	649,475
Brookline Bancorp	53,419	500,536
Capitol Federal Financial	103,600	1,259,776

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Charter Financial	14,593	$161,982
Clifton Bancorp	19,162	242,783
Dime Community Bancshares	24,751	390,818
ESB Financial	7,738	100,130
Essent Group	30,200	606,718
EverBank Financial	65,965	1,329,854
Federal Agricultural Mortgage Class C	5,974	185,672
First Defiance Financial	6,143	176,304
First Financial Northwest	8,909	96,841
†Flagstar Bancorp	12,700	229,870
Fox Chase Bancorp	5,923	99,862
†Franklin Financial	7,947	172,450
Home Loan Servicing Solutions	54,126	1,230,284
HomeStreet	8,329	153,004
†Kearny Financial	9,068	137,290
†Ladder Capital Class A	10,800	195,156
†Meridian Interstate Bancorp	5,781	148,456
Meta Financial Group	3,500	140,000
†MGIC Investment	247,950	2,291,058
NASB Financial	2,312	54,679
†NMI Holdings Class A	36,600	384,300
Northfield Bancorp	44,556	584,129
Northwest Bancshares	69,566	944,011
OceanFirst Financial	7,880	130,493
Oritani Financial	32,711	503,422
†PennyMac Financial Services Class A	8,200	124,558
Provident Financial Services	42,431	734,905
Radian Group	146,154	2,164,541
†Stonegate Mortgage	9,300	129,735
Territorial Bancorp	6,742	140,773
†Tree.com.	3,305	96,308
Trustco Bank	69,703	465,616
†United Community Financial	25,400	104,902
United Financial Bancorp	35,054	474,982
†Walker & Dunlop	13,463	189,963
Washington Federal	73,300	1,644,119
Waterstone Financial	24,864	283,698
WSFS Financial	6,297	463,900

		22,108,507

Tobacco–0.16%
†Alliance One International	48,310	120,775
Universal	18,442	1,020,765
Vector Group	44,692	924,231

		2,065,771

Trading Companies & Distributors–0.92%
Aceto	22,057	400,114
Aircastle	47,644	846,634
Applied Industrial Technologies	31,330	1,589,371
†Beacon Roofing Supply	35,690	1,182,053
†CAI International	13,507	297,289

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†DXP Enterprises	9,412	$710,982
†H&E Equipment Services	23,781	864,202
Houston Wire & Cable	11,627	144,291
Kaman Class A	21,552	920,917
†Rush Enterprises Class A	27,719	961,018
†Stock Building Supply Holdings	5,200	102,596
†TAL International Group	26,586	1,179,355
Textainer Group Holdings	16,720	645,726
†Titan Machinery	14,270	234,884
Watsco	19,173	1,970,217

		12,049,649

Transportation Infrastructure–0.05%
†Wesco Aircraft Holdings	32,120	641,115

		641,115

Water Utilities–0.21%
American States Water	30,754	1,021,955
Artesian Resources Class A	4,044	90,909
California Water Service Group	33,042	799,616
Connecticut Water Service	6,325	214,228
Middlesex Water	9,031	191,277
SJW	10,915	296,888
York Water	7,303	152,048

		2,766,921

Wireless Telecommunication Services–0.10%
†Boingo Wireless	8,797	60,084
†=Leap Wireless International	38,182	96,219
NTELOS Holdings	8,357	104,128
†RingCentral Class A	20,300	307,139
Shenandoah Telecommunications	18,425	561,226
USA Mobility	12,677	195,226

		1,324,022

Total Common Stock (Cost $957,719,450)		1,272,153,279

	Number of Shares		Value (U.S. $)
RIGHTS–0.00%
Cubist Pharmaceuticals	27,386		$3,174
=Forest Laboratories	3,000		0
=Trius Therapeutics	28,563		0

Total Rights (Cost $58,880)			3,174

WARRANTS–0.00%
Greenhunter Energy, exercise price $27.50, expiration date 12/31/15	90		0
Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015		0
Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546		4,530

Total Warrants (Cost $9,275)			4,530

MONEY MARKET FUND–2.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	36,566,556		36,566,556

Total Money Market Fund (Cost $36,566,556)			36,566,556

	Principal Amount	°
SHORT-TERM INVESTMENTS–0.13%
≠¥U.S. Treasury Obligations–0.13%
U.S. Treasury Bill
0.002% 7/17/14	650,000		649,997
0.01% 8/7/14	760,000		759,999
0.015% 8/14/14	350,000		349,993

			1,759,989

Total Short-Term Investments (Cost $1,759,979)			1,759,989

TOTAL VALUE OF SECURITIES–99.93% (Cost $996,114,140)	1,310,487,528
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	942,986

NET ASSETS APPLICABLE TO 47,646,638 SHARES OUTSTANDING–100.00%	$1,311,430,514

†	Non-income producing for the period.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $4,249,454, which represents 0.32% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $96,219, which represents 0.01% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund Schedule of Investments (continued)

The following futures contract was outstanding at June 30, 2014:1

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
338 E-mini Russell 2000 Index	$39,319,343	$40,232,140	9/22/14	$912,797

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments, at value	$1,310,487,528
Receivables for securities sold	109,571,355
Dividends receivable	1,370,455
Receivable for fund shares sold	974,444
Variation margin receivable on futures contracts	275,299

TOTAL ASSETS	1,422,679,081

LIABILITIES:
Payable for securities purchased	109,591,557
Payable for fund shares redeemed	922,670
Due to manager and affiliates	396,406
Accrued expenses payable	187,690
Cash overdraft	150,244

TOTAL LIABILITIES	111,248,567

TOTAL NET ASSETS	$1,311,430,514

Investments, at cost	$996,114,140

Standard Class:
Net Assets	$993,111,004
Shares Outstanding	36,070,634
Net Asset Value	$27.532

Service Class:
Net Assets	$318,319,510
Shares Outstanding	11,576,004
Net Asset Value	$27.498

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$937,465,285
Undistributed net investment income	5,316,821
Accumulated net realized gain on investments	53,362,212
Net unrealized appreciation of investments and derivatives	315,286,196

Total net assets	$1,311,430,514

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA Small-Cap Index Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$8,122,356
Interest	229
Foreign tax withheld	(4,848)

8,117,737

EXPENSES:
Management fees	1,922,317
Distribution fees-Service Class	386,553
Accounting and administration expenses	146,688
Reports and statements to shareholders	96,733
Index fees	30,000
Professional fees	22,538
Trustees’ fees and expenses	12,099
Custodian fees	7,783
Pricing fees	5,807
Consulting fees	1,406
Other	5,124

Total operating expenses	2,637,048

NET INVESTMENT INCOME	5,480,689

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	43,242,228
Foreign currencies	(169)
Foreign currency exchange contracts	47
Futures contracts	1,665,625

Net realized gain	44,907,731

Net change in unrealized appreciation (depreciation) of:
Investments	(10,682,934)
Foreign currencies	2
Futures contracts	(965,875)

Net change in unrealized appreciation (depreciation)	(11,648,807)

NET REALIZED AND UNREALIZED GAIN	33,258,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,739,613

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,480,689	$7,521,723
Net realized gain	44,907,731	35,366,104
Net change in unrealized appreciation (depreciation)	(11,648,807)	226,278,008

Net increase in net assets resulting from operations	38,739,613	269,165,835

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,131,167)
Service Class	—	(1,568,118)
Net realized gain on investments:
Standard Class	—	(3,558,886)
Service Class	—	(1,325,869)

	—	(12,584,040)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	158,101,494	412,476,807
Service Class	17,503,104	169,399,722
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,690,053
Service Class	—	2,893,987

	175,604,598	594,460,569

Cost of shares redeemed:
Standard Class	(76,532,607)	(131,449,803)
Service Class	(33,659,916)	(70,822,287)

	(110,192,523)	(202,272,090)

Increase in net assets derived from capital share transactions	65,412,075	392,188,479

NET INCREASE IN NET ASSETS	104,151,688	648,770,274
NET ASSETS:
Beginning of period	1,207,278,826	558,508,552

End of period	$1,311,430,514	$1,207,278,826

Undistributed (Distributions in excess of) net investment income	$5,316,821	$(163,868)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)
		12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$26.722	$19.597	$17.026	$17.904	$14.258	$11.413

Income (loss) from investment operations:
Net investment income[2]	0.128	0.219	0.267	0.168	0.148	0.113
Net realized and unrealized gain (loss)	0.682	7.205	2.434	(0.984)	3.583	2.850

Total from investment operations	0.810	7.424	2.701	(0.816)	3.731	2.963

Less dividends and distributions from:
Net investment income	—	(0.189)	(0.130)	(0.062)	(0.085)	(0.091)
Net realized gain	—	(0.110)	—	—	—	(0.027)

Total dividends and distributions	—	(0.299)	(0.130)	(0.062)	(0.085)	(0.118)

Net asset value, end of period	$27.532	$26.722	$19.597	$17.026	$17.904	$14.258

Total return[3]	3.03%	37.90%	15.89%	(4.56% )	26.19%	26.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$993,111	$881,401	$406,060	$419,399	$192,921	$138,927
Ratio of expenses to average net assets	0.37%	0.39%	0.41%	0.42%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.37%	0.39%	0.41%	0.42%	0.44%	0.46%
Ratio of net investment income to average net assets	0.98%	0.93%	1.44%	0.97%	0.97%	0.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.98%	0.93%	1.44%	0.97%	0.97%	0.94%
Portfolio turnover	12%	17%	43%	15%	17%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSgA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)
		12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$26.722	$19.602	$17.031	$17.908	$14.265	$11.423

Income (loss) from investment operations:
Net investment income[2]	0.095	0.161	0.221	0.128	0.110	0.083
Net realized and unrealized gain (loss)	0.681	7.199	2.434	(0.988)	3.579	2.849

Total from investment operations	0.776	7.360	2.655	(0.860)	3.689	2.932

Less dividends and distributions from:
Net investment income	—	(0.130)	(0.084)	(0.017)	(0.046)	(0.063)
Net realized gain	—	(0.110)	—	—	—	(0.027)

Total dividends and distributions	—	(0.240)	(0.084)	(0.017)	(0.046)	(0.090)

Net asset value, end of period	$27.498	$26.722	$19.602	$17.031	$17.908	$14.265

Total return[3]	2.90%	37.56%	15.60%	(4.80% )	25.87%	25.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$318,320	$325,878	$152,448	$134,341	$131,037	$67,761
Ratio of expenses to average net assets	0.62%	0.64%	0.66%	0.67%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.62%	0.64%	0.66%	0.67%	0.69%	0.71%
Ratio of net investment income to average net assets	0.73%	0.68%	1.19%	0.72%	0.72%	0.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.73%	0.68%	1.19%	0.72%	0.72%	0.69%
Portfolio turnover	12%	17%	43%	15%	17%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of the average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $25,827 and $6,706, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$332,244
Distribution fees payable to LFD	64,162

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$224,515,835
Sales	148,044,096

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,012,327,800

Aggregate unrealized appreciation	$343,179,204
Aggregate unrealized depreciation	(45,019,476)

Net unrealized appreciation	$298,159,728

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,272,057,060	$—	$96,219	1,272,153,279
Rights	3,174	—	—	3,174
Warrants	4,530	—	—	4,530
Money Market Fund	36,566,556	—	—	36,566,556
Short-Term Investments	—	1,759,989	—	1,759,989

Total	$1,308,631,320	$1,759,989	$96,219	$1,310,487,528

Futures Contract	$—	$912,797	$—	$912,797

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	5,938,128	17,475,044
Service Class	658,803	7,318,674
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	368,219
Service Class	—	109,966

	6,596,931	25,271,903

Shares redeemed:
Standard Class	(2,851,075)	(5,580,374)
Service Class	(1,277,750)	(3,010,982)

	(4,128,825)	(8,591,356)

Net increase	2,468,106	16,680,547

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No foreign currency exchange contracts were outstanding at June 30, 2014.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin receivable on futures contracts*	$912,797	Variation margin receivable on futures contracts*	$—

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$47	$—
Equity contracts (Futures contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,665,625	(965,875)

Total		$1,665,672	$(965,875)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional amount)	$30,527,906	$—

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid.

LVIP SSgA Small-Cap Index Fund–33

LVIP SSgA Small-Cap Index Fund Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–34

LVIP SSgA Small-Cap RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP SSgA Small-Cap RPM Fund

LVIP SSgA Small-Cap RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,000.60	0.25%	$1.24
Service Class Shares	1,000.00	999.40	0.50%	2.48

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*

“Expenses Paid During Period” for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP SSgA Small-Cap RPM Fund–1

LVIP SSgA Small-Cap RPM Fund Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Affiliated Investment Company	92.83%
Equity Fund	92.83%
Unaffiliated Investment Company	6.64%
Money Market Fund	6.64%
Total Value of Securities	99.47%
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%

LVIP SSgA Small-Cap RPM Fund–2

LVIP SSgA Small-Cap RPM Fund Schedule of Investments June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–92.83%
Equity Fund–92.83%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Small-Cap Index Fund	2,273,622	$62,597,352

Total Affiliated Investment Company (Cost $58,415,129)		62,597,352

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.64%
Money Market Fund–6.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,477,730	$4,477,730

Total Unaffiliated Investment Company (Cost $4,477,730)		4,477,730

TOTAL VALUE OF SECURITIES–99.47% (Cost $62,892,859)	67,075,082
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	358,717

NET ASSETS APPLICABLE TO 5,774,871 SHARES OUTSTANDING–100.00%	$67,433,799

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(56)	E-mini Russell 2000 Index	$(6,535,128)	$(6,665,680)	9/22/14	$(130,552)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–3

LVIP SSgA Small-Cap RPM Fund Statement of Assets and Liabilities June 30, 2014 (unaudited)

ASSETS:
Investments in affiliated investment company, at value	$62,597,352
Investments in unaffiliated investment company, at value	4,477,730
Receivable for fund shares sold	487,596
Cash collateral for derivatives	285,600
Expense reimbursement receivable from LIAC	5,962
Cash	32
Dividends receivable from investment company	1

TOTAL ASSETS	67,854,273

LIABILITIES:
Payable for investment companies shares purchased	315,017
Variation margin payable on futures contracts	46,480
Due to manager and affiliates	23,629
Accrued expenses payable	21,894
Payable for fund shares redeemed	13,454

TOTAL LIABILITIES	420,474

TOTAL NET ASSETS	$67,433,799

Investments in affiliated investment company, at cost	$58,415,129
Investments in unaffiliated investment company, at cost	4,477,730

Standard Class:
Net Assets	$194,955
Shares Outstanding	16,674
Net Asset Value	$11.692

Service Class:
Net Assets	$67,238,844
Shares Outstanding	5,758,197
Net Asset Value	$11.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$65,215,781
Accumulated net investment loss	(118,018)
Accumulated net realized loss on investments	(1,715,635)
Net unrealized appreciation of investments and derivatives	4,051,671

Total net assets	$67,433,799

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–4

LVIP SSgA Small-Cap RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP SSgA Small-Cap RPM Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment company	$161

EXPENSES:
Management fees	212,770
Distribution fees-Service Class	58,883
Accounting and administration expenses	21,281
Professional fees	8,783
Consulting fees	1,806
Reports and statements to shareholders	812
Custodian fees	691
Trustees’ fees and expenses	320
Pricing fees	47
Other	51

305,444
Less management fees waived	(165,488)
Less expenses reimbursed	(21,970)

Total operating expenses	117,986

NET INVESTMENT LOSS	(117,825)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investment company	(40,703)
Futures contracts	(1,164,683)

Net realized loss	(1,205,386)

Net change in unrealized appreciation (depreciation) of:
Investments in affiliated investment company	2,096,981
Futures contracts	(137,281)

Net change in unrealized appreciation (depreciation)	1,959,700

NET REALIZED AND UNREALIZED GAIN	754,314

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$636,489

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	5/1/13* to 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(117,825)	$143,097
Net realized loss	(1,205,386)	(405,247)
Net change unrealized appreciation (depreciation)	1,959,700	2,091,971

Net increase in net assets resulting from operations	636,489	1,829,821

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,632)
Service Class	—	(248,300)
Return of capital:
Standard Class	—	(1)
Service Class	—	(104)

	—	(250,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,345	139,001
Service Class	41,250,607	29,952,531
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,633
Service Class	—	248,404

	41,287,952	30,341,569

Cost of shares redeemed:
Standard Class	(1,320)	—
Service Class	(3,844,073)	(2,566,602)

	(3,845,393)	(2,566,602)

Increase in net assets derived from capital share transactions	37,442,559	27,774,967

NET INCREASE IN NET ASSETS	38,079,048	29,354,751
NET ASSETS:
Beginning of period	29,354,751	—

End of period	$67,433,799	$29,354,751

Accumulated (distributions in excess of) net investment income (loss)	$(118,018)	$(193)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–5

LVIP SSgA Small-Cap RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap RPM Fund
	Standard Class			Service Class

	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13

Net asset value, beginning of period	$11.685		$10.000	$11.684		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)		0.154	(0.028)		0.139
Net realized and unrealized gain	0.021		1.653	0.021		1.648

Total from investment operations	0.007		1.807	(0.007)		1.787

Less dividends and distributions from:
Net investment income	—		(0.122)	—		(0.103)
Return of capital	—		— [4]	—		— [4]

Total dividends and distributions	—		(0.122)	—		(0.103)

Net asset value, end of period	$11.692		$11.685	$11.677		$11.684

Total return[5]	0.06%		18.07%	(0.06%	)	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)[6]	$195		$158	$67,239		$29,197
Ratio of expenses to average net assets	0.25%		0.25%	0.50%		0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.04%		1.58%	1.29%		1.83%
Ratio of net investment income (loss) to average net assets	(0.25%	)	2.09%	(0.50%	)	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.04%	)	0.76%	(1.29%	)	0.51%
Portfolio turnover	4%		9%	4%		9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $1 and $104 respectively, were made by the Fund’s Standard Class and Service Class, which calculated to de minimus amounts of $0.000 and $0.000 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSgA Small-Cap RPM Fund–6

LVIP SSgA Small-Cap RPM Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (mutual funds), primarily the LVIP SSgA Small-Cap Index Fund (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The LVIP SSgA Small-Cap Index Fund, which is advised by an unaffiliated advisor, invests primarily in stocks that make up the SSgA Small-Cap Index and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2013, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the Fund’s average daily net assets. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying

LVIP SSgA Small-Cap RPM Fund–7

LVIP SSgA Small-Cap RPM Fund Notes to Financial Statements (continued) 2. Management Fees and Other Transactions With Affiliates (continued)

Funds (including LIAC). LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.70% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class and 0.50% for the Service Class. This agreement will continue through at least April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $903 and $233, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,813 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,962
Management fees payable to LIAC	10,360
Distribution fees payable to LFD	12,910
Trading operation fees payable to Lincoln Life	359

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 60.60% of the Fund’s Standard Class shares.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$35,144,990
Sales	1,689,717

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investment and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$62,943,485

Aggregate unrealized appreciation	$4,131,597
Aggregate unrealized depreciation	—

Net unrealized appreciation	$4,131,597

LVIP SSgA Small-Cap RPM Fund–8

LVIP SSgA Small-Cap RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$198,227	$156,455

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Company	$67,075,082

Futures Contracts	$(130,552)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Small-Cap RPM Fund–9

LVIP SSgA Small-Cap RPM Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	5/1/13* to 12/31/13
Shares sold:
Standard Class	3,255	13,393
Service Class	3,597,196	2,706,993
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	140
Service Class	—	21,304

	3,600,451	2,741,830

Shares redeemed:
Standard Class	(114)	—
Service Class	(337,811)	(229,485)

	(337,925)	(229,485)

Net increase	3,262,526	2,512,345

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $285,600 cash collateral for futures contracts, which is presented on the Statement of Asset and Liabilities as of June 30, 2014.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (Futures contracts)	Variation margin payable on futures contracts	$—	Variation margin payable on futures contracts	$(130,552)*

*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

LVIP SSgA Small-Cap RPM Fund–10

LVIP SSgA Small-Cap RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,164,683)	$(137,281)

Derivatives Generally-The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$189,324	$9,851,108

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap RPM Fund–11

LVIP T. Rowe Price Growth Stock Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth Stock Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,026.90	0.76%	$3.82
Service Class Shares	1,000.00	1,025.60	1.01%	5.07

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
Service Class Shares	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.72%
Aerospace & Defense	4.53%
Air Freight & Logistics	0.59%
Airlines	2.15%
Auto Components	0.72%
Automobiles	1.02%
Beverages	0.97%
Biotechnology	8.78%
Capital Markets	2.60%
Chemicals	2.92%
Commercial Services & Supplies	0.77%
Communications Equipment	0.24%
Construction Materials	0.32%
Consumer Finance	0.91%
Diversified Financial Services	0.41%
Food & Staples Retailing	1.68%
Food Products	0.26%
Health Care Equipment & Supplies	1.13%
Health Care Providers & Services	3.26%
Hotels, Restaurants & Leisure	6.32%
Household Durables	0.75%
Industrial Conglomerates	2.94%
Internet & Catalog Retail	9.89%
Internet Software & Services	10.74%
IT Services	5.64%
Machinery	0.82%
Media	1.82%
Multiline Retail	0.23%
Oil, Gas & Consumable Fuels	3.67%
Personal Products	0.40%
Pharmaceuticals	2.07%
Real Estate Investment Trusts	1.88%
Road & Rail	1.30%
Semiconductors & Semiconductor Equipment	0.72%
Software	3.55%
Specialty Retail	5.42%
Technology Hardware, Storage & Peripherals	2.36%
Textiles, Apparel & Luxury Goods	1.32%
Trading Companies & Distributors	0.61%
Wireless Telecommunication Services	3.01%
Preferred Stock	0.16%
Money Market Fund	1.04%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	4.33%
Priceline Group	3.28%
Google Class A	3.09%
Google	3.09%
Gilead Sciences	2.99%
Visa Class A	2.67%
MasterCard Class A	2.08%
McKesson	2.04%
Precision Castparts	2.04%
Biogen Idec	2.00%
Total	27.61%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.72%
Aerospace & Defense–4.53%
Boeing	42,400	$5,394,552
Precision Castparts	29,900	7,546,760
United Technologies	33,200	3,832,940

		16,774,252

Air Freight & Logistics–0.59%
FedEx	14,500	2,195,010

		2,195,010

Airlines–2.15%
†American Airlines Group	113,900	4,893,144
Delta Air Lines	37,500	1,452,000
†United Continental Holdings	39,800	1,634,586

		7,979,730

Auto Components–0.72%
Delphi Automotive	38,800	2,667,112

		2,667,112

Automobiles–1.02%
Harley-Davidson	19,500	1,362,075
†Tesla Motors	10,000	2,400,600

		3,762,675

Beverages–0.97%
PepsiCo	40,100	3,582,534

		3,582,534

Biotechnology–8.78%
†Alexion Pharmaceuticals	24,500	3,828,125
†Biogen Idec	23,500	7,409,785
†Celgene	43,400	3,727,192
†Gilead Sciences	133,600	11,076,776
†Incyte	26,600	1,501,304
†Pharmacyclics	13,600	1,220,056
†Regeneron Pharmaceuticals	4,500	1,271,115
†Vertex Pharmaceuticals	26,600	2,518,488

		32,552,841

Capital Markets–2.60%
BlackRock	5,700	1,821,720
Invesco	41,500	1,566,625
Morgan Stanley	70,600	2,282,498
State Street	28,000	1,883,280
TD AmeriTrade Holding	66,100	2,072,235

		9,626,358

Chemicals–2.92%
Ecolab	35,200	3,919,168
FMC	2,600	185,094
Praxair	18,000	2,391,120
Sherwin-Williams	20,900	4,324,419

		10,819,801

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.77%
Tyco International	62,300	$2,840,880

		2,840,880

Communications Equipment–0.24%
QUALCOMM	11,300	894,960

		894,960

Construction Materials–0.32%
Martin Marietta Materials	9,100	1,201,655

		1,201,655

Consumer Finance–0.91%
American Express	35,500	3,367,885

		3,367,885

Diversified Financial Services–0.41%
IntercontinentalExchange Group	8,000	1,511,200

		1,511,200

Food & Staples Retailing–1.68%
Costco Wholesale	17,700	2,038,332
CVS Caremark	48,600	3,662,982
Whole Foods Market	13,500	521,505

		6,222,819

Food Products–0.26%
Nestle	12,243	948,406

		948,406

Health Care Equipment & Supplies–1.13%
†IDEXX Laboratories	10,700	1,429,199
†Intuitive Surgical	6,700	2,759,060

		4,188,259

Health Care Providers & Services–3.26%
Humana	15,700	2,005,204
McKesson	40,600	7,560,126
UnitedHealth Group	30,600	2,501,550

		12,066,880

Hotels, Restaurants & Leisure–6.32%
†Chipotle Mexican Grill	5,700	3,377,307
Las Vegas Sands	61,000	4,649,420
†MGM Resorts International	110,700	2,922,480
Starbucks	70,900	5,486,242
Starwood Hotels & Resorts Worldwide	22,000	1,778,040
Wynn Macau	467,600	1,834,116
Wynn Resorts	16,200	3,362,472

		23,410,077

Household Durables–0.75%
D.R.Horton	57,300	1,408,434
Lennar Class A	32,700	1,372,746

		2,781,180

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–2.94%
Danaher	92,940	$7,317,166
Roper Industries	24,500	3,577,245

		10,894,411

Internet & Catalog Retail–9.89%
†Amazon.com	49,400	16,044,132
†Ctrip.com International ADR	44,900	2,875,396
†NetFlix	9,000	3,965,400
†Priceline Group	10,100	12,150,300
†Vipshop Holdings ADR	8,500	1,595,790

		36,631,018

Internet Software & Services–10.74%
†Akamai Technologies	20,700	1,263,942
†Baidu ADR	26,300	4,913,103
†Facebook Class A	76,900	5,174,601
†Google	19,900	11,448,072
†Google Class A	19,600	11,459,532
†LinkedIn Class A	13,500	2,314,845
NAVER	2,134	1,760,761
Tencent Holdings	95,000	1,448,838

		39,783,694

IT Services–5.64%
†Cognizant Technology Solutions Class A	38,900	1,902,599
†Fiserv	23,200	1,399,424
MasterCard Class A	105,200	7,729,044
Visa Class A	46,900	9,882,299

		20,913,366

Machinery–0.82%
Flowserve	10,100	750,935
Wabtec	27,700	2,287,743

		3,038,678

Media–1.82%
†Charter Communications Class A	4,900	776,062
Disney (Walt)	33,100	2,837,994
Twenty-First Century Fox Class A	88,700	3,117,805

		6,731,861

Multiline Retail–0.23%
†Dollar Tree	15,900	865,914

		865,914

Oil, Gas & Consumable Fuels–3.67%
†Concho Resources	14,200	2,051,900
†Continental Resources	7,900	1,248,516
EQT	22,200	2,373,180
Pioneer Natural Resources	21,000	4,826,010
Range Resources	35,688	3,103,072

		13,602,678

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.40%
Estee Lauder Class A	20,000	$1,485,200

		1,485,200

Pharmaceuticals–2.07%
Allergan	19,600	3,316,712
†Valeant Pharmaceuticals International	34,600	4,363,752

		7,680,464

Real Estate Investment Trusts–1.88%
American Tower	77,600	6,982,448

		6,982,448

Road & Rail–1.30%
Hunt (J.B.) Transport Services	13,400	988,652
Kansas City Southern	29,500	3,171,545
Union Pacific	6,500	648,375

		4,808,572

Semiconductors & Semiconductor Equipment–0.72%
ASML Holding	28,600	2,667,522

		2,667,522

Software–3.55%
†NetSuite	16,500	1,433,520
†Red Hat	37,300	2,061,571
†salesforce.com	83,900	4,872,912
†ServiceNow	27,000	1,672,920
†VMware Class A	20,100	1,945,881
†Workday Class A	13,200	1,186,152

		13,172,956

Specialty Retail–5.42%
†AutoZone	7,700	4,129,048
†CarMax	58,900	3,063,389
Home Depot	46,200	3,740,352
Lowe’s	94,400	4,530,256
Ross Stores	26,800	1,772,284
Tractor Supply	47,000	2,838,800

		20,074,129

Technology Hardware, Storage & Peripherals–2.36%
Apple	70,600	6,560,858
†Stratasys	19,300	2,193,059

		8,753,917

Textiles, Apparel & Luxury Goods–1.32%
Hanesbrands	18,200	1,791,608
NIKE Class B	24,900	1,930,995
†Under Armour Class A	19,600	1,166,004

		4,888,607

Trading Companies & Distributors–0.61%
Fastenal	18,200	900,718

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Grainger (W.W.)	5,300	$1,347,631

		2,248,349

Wireless Telecommunication Services–3.01%
Crown Castle International	99,700	7,403,722
SoftBank	50,500	3,759,774

		11,163,496

Total Common Stock (Cost $215,949,832)		365,781,794

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.16%
@=Airbnb	4,768	$582,359
@=Livingsocial Series F	14,245	6,553

Total Preferred Stock (Cost $691,903)		588,912

MONEY MARKET FUND–1.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,879,065	3,879,065

Total Money Market Fund (Cost $3,879,065)		3,879,065

TOTAL VALUE OF SECURITIES–99.92% (Cost $220,520,800)	370,249,771
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	283,390

NET ASSETS APPLICABLE TO 12,661,862 SHARES OUTSTANDING–100.00%	$370,533,161

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($184,994,750 / 6,281,030 Shares)	$29.453
NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($185,538,411 / 6,380,832 Shares)	$29.077
COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$211,895,005
Accumulated net investment loss	(331,477)
Accumulated net realized gain on investments	9,240,224
Net unrealized appreciation of investments	149,729,409

Total net assets	$370,533,161

†	Non-income producing for the period.

«	Of this amount, $114,718 represents payable for securities purchased and $318,470 represents payable for Fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $588,912, which represents 0.16% of the Fund’s net assets

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $588,912, which represents 0.16% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund Statement of Net Assets (continued)

The following foreign currency exchange contract was outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	HKD	23,620	USD (3,047)	7/2/14	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

HKD–Hong Kong Dollar

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP T. Rowe Price Growth Stock Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,307,131
Foreign tax withheld	(10,538)

1,296,593

EXPENSES:
Management fees	1,283,879
Distribution fees-Service Class	239,297
Accounting and administration expenses	44,639
Reports and statements to shareholders	27,261
Professional fees	14,665
Custodian fees	10,645
Trustees’ fees and expenses	3,767
Consulting fees	1,036
Pricing fees	856
Other	2,025

Total operating expenses	1,628,070

NET INVESTMENT LOSS	(331,477)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	23,526,306
Foreign currencies	(4,100)
Foreign currency exchange contracts	4,325

Net realized gain	23,526,531

Net change in unrealized appreciation (depreciation) of:
Investments	(14,629,987)
Foreign currencies	(58)

Net change in unrealized appreciation (depreciation)	(14,630,045)

NET REALIZED AND UNREALIZED GAIN	8,896,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,565,009

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(331,477)	$(706,685)
Net realized gain	23,526,531	25,438,745
Net change in unrealized appreciation (depreciation)	(14,630,045)	81,867,937

Net increase in net assets resulting from operations	8,565,009	106,599,997

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,036,318	49,836,891
Service Class	26,523,432	38,820,160

	53,559,750	88,657,051

Cost of shares redeemed:
Standard Class	(17,610,723)	(52,367,303)
Service Class	(44,430,421)	(46,077,371)

	(62,041,144)	(98,444,674)

Decrease in net assets derived from capital share transactions	(8,481,394)	(9,787,623)

NET INCREASE IN NET ASSETS	83,615	96,812,374
NET ASSETS:
Beginning of period	370,449,546	273,637,172

End of period	$370,533,161	$370,449,546

Accumulated net investment loss	$(331,477)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13		12/31/12	Year Ended 12/31/11	12/31/10		12/31/09
Net asset value, beginning of period	$28.681		$20.627		$17.435	$17.728	$15.187		$10.614

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)		(0.021)		0.041	(0.013)	(0.005)		0.020
Net realized and unrealized gain (loss)	0.779		8.075		3.151	(0.280)	2.546		4.553

Total from investment operations	0.772		8.054		3.192	(0.293)	2.541		4.573

Net asset value, end of period	$29.453		$28.681		$20.627	$17.435	$17.728		$15.187

Total return[3]	2.69%		39.05%		18.31%	(1.65% )	16.73%		43.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,995		$170,906		$123,228	$75,280	$286,931		$240,462
Ratio of expenses to average net assets	0.76%		0.78%		0.80%	0.79%	0.79%		0.82%
Ratio of net investment income (loss) to average net assets	(0.05%	)	(0.09%	)	0.21%	(0.07% )	(0.03%	)	0.16%
Portfolio turnover	24%		39%		50%	44%	54%		64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 06/30/14[1] (unaudited)		12/31/13		12/31/12		Year Ended 12/31/11	12/31/10		12/31/09
Net asset value, beginning of period	$28.351		$20.440		$17.320		$17.654	$15.162		$10.623

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.042)		(0.080)		(0.009)		(0.057)	(0.044)		(0.013)
Net realized and unrealized gain (loss)	0.768		7.991		3.129		(0.277)	2.536		4.552

Total from investment operations	0.726		7.911		3.120		(0.334)	2.492		4.539

Net asset value, end of period	$29.077		$28.351		$20.440		$17.320	$17.654		$15.162

Total return[3]	2.56%		38.70%		18.01%		(1.89% )	16.44%		42.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,538		$199,544		$150,409		$90,496	$73,930		$45,703
Ratio of expenses to average net assets	1.01%		1.03%		1.05%		1.04%	1.04%		1.07%
Ratio of net investment income (loss) to average net assets	(0.30%	)	(0.34%	)	(0.04%	)	(0.32% )	(0.28%	)	(0.09%	)
Portfolio turnover	24%		39%		50%		44%	54%		64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting– Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,036 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $7,943 and $2,065, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$210,987
Distribution fees payable to LFD	37,766

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$88,723,320
Sales	96,735,120

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund Notes to Financial Statements (continued) 3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$222,536,799

Aggregate unrealized appreciation	$150,203,173
Aggregate unrealized depreciation	(2,490,201)

Net unrealized appreciation	$147,712,972

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2013, if not utilized in future years, will expire as follows: $11,810,066 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$365,781,794	$—	$—	$365,781,794
Preferred Stock	—	—	588,912	588,912
Money Market Fund	3,879,065	—	—	3,879,065

Total	$369,660,859	$—	$588,912	$370,249,771

Foreign Currency Exchange Contracts	$—	$—	$—	$—

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund Notes to Financial Statements (continued) 3. Investments (continued)

exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	939,588	2,139,954
Service Class	942,663	1,620,134

	1,882,251	3,760,088

Shares redeemed:
Standard Class	(617,335)	(2,155,255)
Service Class	(1,600,163)	(1,940,199)

	(2,217,498)	(4,095,454)

Net decrease	(335,247)	(335,366)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$4,325	$-

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$41,241	$52,094

6. Market Risk

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund Notes to Financial Statements (continued) 6. Market Risk (continued)

illiquid for purposes of the Fund’s limitation on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,046.70	0.76%	$3.86
Service Class Shares	1,000.00	1,045.40	1.01%	5.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
Service Class Shares	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.59%
Aerospace & Defense	0.97%
Air Freight & Logistics	0.48%
Airlines	2.23%
Auto Components	1.45%
Banks	0.41%
Beverages	0.78%
Biotechnology	5.06%
Building Products	0.47%
Capital Markets	2.50%
Chemicals	4.09%
Commercial Services & Supplies	0.72%
Communications Equipment	0.79%
Construction & Engineering	0.47%
Construction Materials	0.68%
Containers & Packaging	0.67%
Diversified Consumer Services	0.16%
Diversified Financial Services	2.08%
Electrical Equipment	1.97%
Electronic Equipment, Instruments & Components	1.78%
Energy Equipment & Services	1.10%
Food & Staples Retailing	1.58%
Food Products	2.19%
Health Care Equipment & Supplies	2.15%
Health Care Providers & Services	3.45%
Health Care Technology	0.95%
Hotels, Restaurants & Leisure	5.60%
Household Durables	0.52%
Household Products	0.63%
Independent Power and Renewable Electricity Producers	0.20%
Industrial Conglomerates	0.67%
Insurance	0.84%
Internet & Catalog Retail	1.93%
Internet Software & Services	2.79%
IT Services	2.73%
Leisure Products	0.82%
Life Sciences Tools & Services	1.64%
Machinery	5.04%
Media	1.95%
Metals & Mining	0.76%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	1.29%
Multi-Utilities	0.31%
Oil, Gas & Consumable Fuels	4.76%
Pharmaceuticals	2.22%
Professional Services	2.37%
Real Estate Investment Trusts	0.19%
Real Estate Management & Development	0.33%
Road & Rail	1.66%
Semiconductors & Semiconductor Equipment	2.82%
Software	5.19%
Specialty Retail	6.92%
Technology Hardware, Storage & Peripherals	0.61%
Textiles, Apparel & Luxury Goods	2.32%
Tobacco	0.51%
Trading Companies & Distributors	0.85%
Wireless Telecommunication Services	1.94%
Preferred Stock	0.31%
Money Market Fund	0.24%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Hanesbrands	1.05%
Crown Castle International	0.98%
Sherwin-Williams	0.98%
SBA Communications Class A	0.96%
Ross Stores	0.94%
CarMax	0.94%
Sensata Technologies Holding	0.85%
Pioneer Natural Resources	0.82%
Wynn Resorts	0.80%
Dollar Tree	0.80%
Total	9.12%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.59%
Aerospace & Defense–0.97%
†DigitalGlobe	32,700	$909,060
Textron	42,600	1,631,154
TransDigm Group	14,700	2,458,722

		4,998,936

Air Freight & Logistics–0.48%
Expeditors International of Washington	35,500	1,567,680
Robinson (C.H.) Worldwide	14,100	899,439

		2,467,119

Airlines–2.23%
Alaska Air Group	20,100	1,910,505
Copa Holdings Class A	22,400	3,193,568
Southwest Airlines	113,400	3,045,924
†Spirit Airlines	26,800	1,694,832
†United Continental Holdings	40,900	1,679,763

		11,524,592

Auto Components–1.45%
Delphi Automotive	54,300	3,732,582
Gentex	34,500	1,003,605
†TRW Automotive Holdings	30,700	2,748,264

		7,484,451

Banks–0.41%
BankUnited	30,600	1,024,488
†SVB Financial Group	9,200	1,072,904

		2,097,392

Beverages–0.78%
Brown-Forman Class B	30,262	2,849,773
Dr Pepper Snapple Group	19,800	1,159,884

		4,009,657

Biotechnology–5.06%
†ACADIA Pharmaceuticals	37,200	840,348
†Alexion Pharmaceuticals	23,000	3,593,750
†Alkermes	47,400	2,385,642
†Alnylam Pharmaceuticals	19,800	1,250,766
†BioMarin Pharmaceutical	29,200	1,816,532
†Incyte	59,900	3,380,756
†Intercept Pharmaceuticals	4,600	1,088,498
†InterMune	24,000	1,059,600
†Myriad Genetics	28,300	1,101,436
†NPS Pharmaceuticals	30,500	1,008,025
†Pharmacyclics	18,600	1,668,606
†Puma Biotechnology	9,200	607,200
†Regeneron Pharmaceuticals	3,400	960,398
†Seattle Genetics	23,600	902,700
†United Therapeutics	9,000	796,410
†Vertex Pharmaceuticals	38,500	3,645,180

		26,105,847

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.47%
Fortune Brands Home & Security	60,500	$2,415,765

		2,415,765

Capital Markets–2.50%
Artisan Partners Asset Management	24,300	1,377,324
†E Trade Financial	112,300	2,387,498
Financial Engines	21,300	964,464
Invesco	28,300	1,068,325
Lazard Class A	44,100	2,273,796
LPL Financial Holdings	35,300	1,755,822
Northern Trust	12,600	809,046
TD AmeriTrade Holding	71,800	2,250,930

		12,887,205

Chemicals–4.09%
Airgas	24,100	2,624,731
Celanese Class A	46,100	2,963,308
CF Industries Holdings	6,200	1,491,286
FMC	23,500	1,672,965
Rockwood Holdings	33,100	2,515,269
RPM International	30,400	1,403,872
Sherwin-Williams	24,400	5,048,604
Sigma-Aldrich	9,400	953,912
Sociedad Quimica y Minera de Chile ADR	26,300	770,853
Valspar	22,100	1,683,799

		21,128,599

Commercial Services & Supplies–0.72%
†Copart	24,100	866,636
Ritchie Bros Auctioneers	36,500	899,725
†Stericycle	7,200	852,624
Waste Connections	22,250	1,080,238

		3,699,223

Communications Equipment–0.79%
†F5 Networks	14,800	1,649,312
†JDS Uniphase	66,300	826,761
Motorola Solutions	23,900	1,591,023

		4,067,096

Construction & Engineering–0.47%
†Jacobs Engineering Group	27,100	1,443,888
†Quanta Services	28,100	971,698

		2,415,586

Construction Materials–0.68%
Eagle Materials	11,000	1,037,080
Vulcan Materials	39,200	2,499,000

		3,536,080

Containers & Packaging–0.67%
Ball	54,800	3,434,864

		3,434,864

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.16%
Sotheby’s	19,600	$823,004

		823,004

Diversified Financial Services–2.08%
CBOE Holdings	49,700	2,445,737
IntercontinentalExchange Group	12,200	2,304,580
McGraw-Hill Financial	32,200	2,673,566
Moody’s	28,500	2,498,310
†MSCI Class A	17,500	802,375

		10,724,568

Electrical Equipment–1.97%
AMETEK	32,625	1,705,635
Babcock & Wilcox	34,900	1,132,854
†Generac Holdings	20,700	1,008,918
Hubbell Class B	15,900	1,958,085
†Sensata Technologies Holding	93,800	4,387,964

		10,193,456

Electronic Equipment, Instruments & Components–1.78%
Amphenol Class A	27,500	2,649,350
FEI	16,100	1,460,753
†IPG Photonics	22,900	1,575,520
National Instruments	34,475	1,116,645
†Trimble Navigation	64,600	2,386,970

		9,189,238

Energy Equipment & Services–1.10%
†Cameron International	14,600	988,566
Core Laboratories	10,900	1,820,954
Frank’s International	43,000	1,057,800
Oceaneering International	23,100	1,804,803

		5,672,123

Food & Staples Retailing–1.58%
†Fresh Market	24,700	826,709
PriceSmart	10,400	905,216
†Rite Aid	349,200	2,503,764
†Sprouts Farmers Market	47,800	1,564,016
Whole Foods Market	61,000	2,356,430

		8,156,135

Food Products–2.19%
Flowers Foods	111,150	2,343,042
Hershey	19,500	1,898,715
Keurig Green Mountain	9,400	1,171,334
McCormick	37,900	2,713,261
Mead Johnson Nutrition	20,600	1,919,302
Smucker (J.M.)	11,900	1,268,183

		11,313,837

Health Care Equipment & Supplies–2.15%
†Align Technology	22,400	1,255,296
DENTSPLY International	20,200	956,470

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	14,700	$1,963,479
†Intuitive Surgical	7,100	2,923,780
†Sirona Dental Systems	22,300	1,838,858
Teleflex	12,400	1,309,440
†Thoratec	25,100	874,986

		11,122,309

Health Care Providers & Services–3.45%
AmerisourceBergen	46,500	3,378,690
†Catamaran	26,790	1,183,046
Cigna	11,200	1,030,064
†DaVita HealthCare Partners	26,700	1,930,944
†Envision Healthcare Holdings	35,800	1,285,578
†Henry Schein	16,300	1,934,321
Humana	15,400	1,966,888
†Mednax	29,300	1,703,795
†Team Health Holdings	21,700	1,083,698
Universal Health Services Class B	13,900	1,331,064
†WellCare Health Plans	12,800	955,648

		17,783,736

Health Care Technology–0.95%
†athenahealth	6,100	763,293
†Cerner	31,200	1,609,296
†Medidata Solutions	18,400	787,704
†Veeva Systems Class A	68,500	1,743,325

		4,903,618

Hotels, Restaurants & Leisure–5.60%
†Bloomin’ Brands	109,100	2,447,113
Brinker International	33,000	1,605,450
†Chipotle Mexican Grill	5,800	3,436,558
Choice Hotels International	39,000	1,837,290
Extended Stay America	43,100	998,196
Marriott International Class A	41,357	2,650,984
†MGM Resorts International	104,900	2,769,360
†Norwegian Cruise Line Holdings	8,400	266,280
†Panera Bread Class A	9,500	1,423,385
Papa John’s International	36,100	1,530,279
Royal Caribbean Cruises	17,600	978,560
Starwood Hotels & Resorts Worldwide	32,900	2,658,978
Tim Hortons	39,600	2,167,308
Wynn Resorts	20,000	4,151,200

		28,920,941

Household Durables–0.52%
†Taylor Morrison Home Class A	47,800	1,071,676
†Toll Brothers	43,900	1,619,910

		2,691,586

Household Products–0.63%
Church & Dwight	31,200	2,182,440

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Clorox	11,600	$1,060,240

		3,242,680

Independent Power and Renewable Electricity Producers–0.20%
†Calpine	44,000	1,047,640

		1,047,640

Industrial Conglomerates–0.67%
Roper Industries	23,700	3,460,437

		3,460,437

Insurance–0.84%
Fidelity National Financial Class A	56,600	1,854,216
HCC Insurance Holdings	18,000	880,920
Progressive	63,000	1,597,680

		4,332,816

Internet & Catalog Retail–1.93%
†@=Coupons.com	51,766	1,293,865
†Coupons.com	5,800	152,598
†HomeAway	29,600	1,030,672
†Liberty Interactive Class A	48,600	1,426,896
†NetFlix	7,700	3,392,620
†TripAdvisor	14,400	1,564,704
†zulily Class A	26,700	1,093,365

		9,954,720

Internet Software & Services–2.79%
†Akamai Technologies	40,200	2,454,612
†CoStar Group	12,500	1,977,125
†@=Dropbox	7,607	111,236
†Equinix	8,100	1,701,729
†LinkedIn Class A	16,500	2,829,255
MercadoLibre	11,900	1,135,260
†Pandora Media	26,100	769,950
†Rackspace Hosting	29,600	996,336
†VeriSign	49,900	2,435,619

		14,411,122

IT Services–2.73%
†Alliance Data Systems	11,100	3,121,875
†CoreLogic	67,100	2,037,156
†Gartner	39,800	2,806,696
†Genpact	37,200	652,116
Paychex	18,800	781,328
†Sapient	57,200	929,500
†Vantiv Class A	78,300	2,632,446
†WEX	10,900	1,144,173

		14,105,290

Leisure Products–0.82%
Mattel	63,100	2,459,007
Polaris Industries	13,500	1,758,240

		4,217,247

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.64%
Agilent Technologies	46,300	$2,659,472
†Bruker	47,400	1,150,398
†Covance	10,400	890,032
†Mettler-Toledo International	10,100	2,557,118
†Quintiles Transnational Holdings	22,300	1,188,367

		8,445,387

Machinery–5.04%
CLARCOR	14,200	878,270
Donaldson	47,400	2,005,968
Flowserve	35,900	2,669,165
Graco	25,200	1,967,616
IDEX	14,125	1,140,453
Nordson	13,800	1,106,622
PACCAR	14,300	898,469
Pall	25,800	2,203,062
†Rexnord	59,200	1,666,480
Snap-on	13,900	1,647,428
Terex	36,900	1,516,590
Valmont Industries	13,300	2,020,935
†WABCO Holdings	15,000	1,602,300
Wabtec	28,700	2,370,333
Xylem	59,900	2,340,892

		26,034,583

Media–1.95%
†Charter Communications Class A	15,400	2,439,052
†Discovery Communications Class C	55,500	4,028,745
Interpublic Group	88,100	1,718,831
Markit	34,000	917,320
Omnicom Group	13,600	968,592

		10,072,540

Metals & Mining–0.76%
Carpenter Technology	16,800	1,062,600
Compass Minerals International	10,200	976,548
Eldorado Gold	97,700	746,428
†Stillwater Mining	63,700	1,117,935

		3,903,511

Multiline Retail–1.29%
†Dollar General	44,700	2,563,992
†Dollar Tree	75,400	4,106,284

		6,670,276

Multi-Utilities–0.31%
NiSource	40,600	1,597,204

		1,597,204

Oil, Gas & Consumable Fuels–4.76%
†Antero Resources	15,000	984,450
†Athlon Energy	24,000	1,144,800
Cabot Oil & Gas	62,400	2,130,336
Cimarex Energy	7,900	1,133,334

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Concho Resources	17,600	$2,543,200
†Continental Resources	8,000	1,264,320
†Diamondback Energy	24,700	2,193,360
EQT	26,500	2,832,850
Pioneer Natural Resources	18,400	4,228,504
Range Resources	41,400	3,599,730
SM Energy	14,500	1,219,450
Tesoro	21,800	1,279,006

		24,553,340

Pharmaceuticals–2.22%
†Actavis	17,800	3,970,290
Endo International	29,100	2,037,582
†Hospira	21,700	1,114,729
†Jazz Pharmaceuticals	9,100	1,337,791
Zoetis	92,800	2,994,656

		11,455,048

Professional Services–2.37%
Corporate Executive Board	13,700	934,614
†IHS Class A	19,400	2,631,998
ManpowerGroup	23,900	2,027,915
Nielsen Holdings	33,500	1,621,735
Robert Half International	34,200	1,632,708
†Verisk Analytics Class A	56,800	3,409,136

		12,258,106

Real Estate Investment Trusts–0.19%
Federal Realty Investment Trust	8,000	967,360

		967,360

Real Estate Management & Development–0.33%
Jones Lang LaSalle	13,600	1,718,904

		1,718,904

Road & Rail–1.66%
†Genesee & Wyoming	14,800	1,554,000
†Hertz Global Holdings	31,900	894,157
Hunt (J.B.) Transport Services	24,600	1,814,988
Kansas City Southern	30,300	3,257,553
Landstar System	16,100	1,030,400

		8,551,098

Semiconductors & Semiconductor Equipment–2.82%
Altera	106,100	3,688,036
ARM Holdings ADR	51,800	2,343,432
KLA-Tencor	13,700	995,168
Linear Technology	42,200	1,986,354
Microchip Technology	28,600	1,395,966
Skyworks Solutions	38,000	1,784,480
Xilinx	50,400	2,384,424

		14,577,860

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–5.19%
†ANSYS	15,700	$1,190,374
†@=Atlassian Class A	20,989	335,824
†@=Atlassian Series 1	6,969	111,504
†@=Atlassian Series 2	18,662	298,592
†@=Atlassian Series A	13,800	220,800
†Autodesk	18,300	1,031,754
†Check Point Software Technologies	15,500	1,038,965
†Citrix Systems	17,200	1,075,860
†Concur Technologies	31,300	2,921,542
FactSet Research Systems	7,750	932,170
†Guidewire Software	38,700	1,573,542
†Informatica	22,000	784,300
Intuit	35,100	2,826,603
†NetSuite	20,500	1,781,040
†Red Hat	61,100	3,376,997
†ServiceNow	47,600	2,949,296
Solera Holdings	14,000	940,100
†Tableau Software Class A	17,400	1,241,142
†Workday Class A	24,105	2,166,075

		26,796,480

Specialty Retail–6.92%
†AutoZone	7,400	3,968,176
†CarMax	93,200	4,847,332
Dick’s Sporting Goods	26,100	1,215,216
DSW Class A	21,400	597,916
†Five Below	24,700	985,777
L Brands	49,000	2,874,340
†Lumber Liquidators Holdings	10,800	820,260
†Michaels	55,700	949,685
†O’Reilly Automotive	22,500	3,388,500
PETsMART	17,000	1,016,600
†Restoration Hardware Holdings	18,300	1,702,815
Ross Stores	73,600	4,867,168
Tiffany & Co	31,200	3,127,800
Tractor Supply	48,400	2,923,360
†Ulta Salon Cosmetics & Fragrance	7,300	667,293
Williams-Sonoma	24,600	1,765,788

		35,718,026

Technology Hardware, Storage & Peripherals–0.61%
SanDisk	19,800	2,067,714
†Stratasys	9,500	1,079,485

		3,147,199

Textiles, Apparel & Luxury Goods–2.32%
Coach	32,800	1,121,432
†Fossil Group	15,400	1,609,608
Hanesbrands	54,900	5,404,356
†Kate Spade	52,800	2,013,792
†lululemon athletica	21,500	870,320

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide	37,100	$966,826

		11,986,334

Tobacco–0.51%
Lorillard	43,500	2,652,195

		2,652,195

Trading Companies & Distributors–0.85%
Fastenal	34,100	1,687,609
Grainger (W.W.)	10,700	2,720,689

		4,408,298

Wireless Telecommunication Services–1.94%
Crown Castle International	68,000	5,049,680
†SBA Communications Class A	48,700	4,982,010

		10,031,690

Total Common Stock (Cost $329,307,170)		514,084,354

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.31%
@=Airbnb Cvt 0.00%	6,265	$765,201
†@=Dropbox Series A 0.00%	9,449	138,172
†@=Dropbox Series A-1 0.00%	46,402	678,532

Total Preferred Stock
(Cost $1,270,602)		1,581,905

MONEY MARKET FUND–0.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,257,413	1,257,413

Total Money Market Fund (Cost $1,257,413)		1,257,413

TOTAL VALUE OF SECURITIES–100.14% (Cost $331,835,185)	516,923,672
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(709,445)

NET ASSETS APPLICABLE TO 23,686,635 SHARES OUTSTANDING–100.00%	$516,214,227

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($408,659,104 / 18,641,868 Shares)	$21.922
NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($107,555,123 / 5,044,767 Shares)	$21.320

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$290,516,127
Undistributed net investment income	562,689
Accumulated net realized gain on investments	40,052,038
Net unrealized appreciation of investments	185,083,373

Total net assets	$516,214,227

†	Non-income producing for the period.

«	Of this amount, $1,014,331 represents payable for securities purchased and $174,194 represents payable for fund shares redeemed as of June 30, 2014.

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $3,953,726, which represents 0.77% of the Fund’s net assets. See Note 5 in “Notes to Financial Statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $3,953,726, which represents 0.77% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$2,570,679
Foreign tax withheld	(9,420)

2,561,259

EXPENSES:
Management fees	1,733,728
Distribution fees-Service Class	129,334
Accounting and administration expenses	59,588
Reports and statements to shareholders	34,921
Professional fees.	15,631
Trustees’ fees and expenses	4,955
Custodian fees	3,595
Consulting fees	1,074
Pricing fees	765
Other	1,964

Total operating expenses	1,985,555

NET INVESTMENT INCOME	575,704

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	22,712,436
Foreign currencies	(7)

Net realized gain	22,712,429

Net change in unrealized appreciation (depreciation) of:
Investments	(489,046)
Foreign currencies	(5,114)

Net change in unrealized appreciation (depreciation)	(494,160)

NET REALIZED AND UNREALIZED GAIN	22,218,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,793,973

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$575,704	$(305,803)
Net realized gain	22,712,429	22,727,623
Net change in unrealized appreciation (depreciation)	(494,160)	92,088,383

Net increase in net assets resulting from operations	22,793,973	114,510,203

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(3,496,583)
Service Class	—	(979,814)

	—	(4,476,397)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,557,789	127,361,880
Service Class	12,663,712	23,453,012
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,496,583
Service Class	—	979,814

	49,221,501	155,291,289

Cost of shares redeemed:
Standard Class	(27,541,923)	(37,878,606)
Service Class	(13,017,276)	(40,231,548)

	(40,559,199)	(78,110,154)

Increase in net assets derived from capital share transactions	8,662,302	77,181,135

NET INCREASE IN NET ASSETS	31,456,275	187,214,941
NET ASSETS:
Beginning of period	484,757,952	297,543,011

End of period	$516,214,227	$484,757,952

Undistributed (distributions in excess of) net investment income	$562,689	$(13,015)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$20.943	$15.688	$13.872	$14.430	$11.241	$7.688

Income (loss) from investment operations:
Net investment income (loss)[2]	0.030	(0.003)	0.073	0.003	0.020	0.023
Net realized and unrealized gain (loss)	0.949	5.453	2.186	(0.561)	3.169	3.539

Total from investment operations	0.979	5.450	2.259	(0.558)	3.189	3.562

Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.009)
Net realized gain	—	(0.195)	(0.443)	—	—	—

Total dividends and distributions	—	(0.195)	(0.443)	—	—	(0.009)

Net asset value, end of period	$21.922	$20.943	$15.688	$13.872	$14.430	$11.241

Total return[3]	4.67%	34.80%	16.30%	(3.87% )	28.37%	46.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$408,659	$381,529	$206,358	$190,209	$263,891	$225,807
Ratio of expenses to average net assets	0.76%	0.79%	0.82%	0.82%	0.83%	0.85%
Ratio of net investment income (loss) to average net assets	0.29%	(0.02% )	0.47%	0.02%	0.17%	0.25%
Portfolio turnover	18%	30%	31%	44%	31%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10		12/31/09
Net asset value, beginning of period	$20.394	$15.319	$13.588	$14.170	$11.066		$7.581

Income (loss) from investment operations:
Net investment income (loss)[2]	0.004	(0.048)	0.034	(0.033)	(0.010)		—	[3]
Net realized and unrealized gain (loss)	0.922	5.318	2.140	(0.549)	3.114		3.485

Total from investment operations	0.926	5.270	2.174	(0.582)	3.104		3.485

Less dividends and distributions from:
Net realized gain	—	(0.195)	(0.443)	—	—		—

Total dividend and distributions	—	(0.195)	(0.443)	—	—		—

Net asset value, end of period	$21.320	$20.394	$15.319	$13.588	$14.170		$11.066

Total return[4]	4.54%	34.46%	16.02%	(4.11% )	28.05%		45.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,555	$103,229	$91,185	$69,086	$55,403		$34,297
Ratio of expenses to average net assets	1.01%	1.04%	1.07%	1.07%	1.08%		1.10%
Ratio of net investment income (loss) to average net assets	0.04%	(0.27% )	0.22%	(0.23% )	(0.08%	)	0.00%
Portfolio turnover	18%	30%	31%	44%	31%		28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount rounds to less than $0.001 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $667 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets in excess of $750 million. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $10,516 and $2,734, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$294,560
Distribution fees payable to LFD	21,841

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$98,444,864
Sales	89,585,109

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Notes to Financial Statements (continued) 3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$332,583,406

Aggregate unrealized appreciation	$190,787,215
Aggregate unrealized depreciation	(6,446,949)

Net unrealized appreciation	$184,340,266

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$511,712,533	$1,293,865	$1,077,956	$514,084,354
Money Market Fund	1,257,413	—	—	1,257,413
Preferred Stock	—	—	1,581,905	1,581,905

Total	$512,969,946	$1,293,865	$2,659,861	$516,923,672

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	1,716,230	6,927,647
Service Class	611,293	1,308,320
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	173,941
Service Class	—	50,037

	2,327,523	8,459,945

Shares redeemed:
Standard Class	(1,291,731)	(2,038,139)
Service Class	(628,301)	(2,249,114)

	(1,920,032)	(4,287,253)

Net increase	407,491	4,172,692

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP Templeton Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP Templeton Growth RPM Fund

LVIP Templeton Growth RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,049.90	0.75%	$3.81
Service Class Shares	1,000.00	1,048.60	1.00%	5.08

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth RPM Fund—1

LVIP Templeton Growth RPM Fund Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Security Type/Country	Percentage of Net Assets
Common Stock	86.80%
Brazil	0.18%
Canada	0.82%
France	8.00%
Germany	5.93%
Hong Kong	3.65%
Ireland	1.96%
Israel	1.15%
Italy	2.58%
Japan	4.77%
Netherlands	4.54%
Norway	1.32%
Portugal	0.88%
Republic of Korea	3.20%
Russia	0.49%
Singapore	0.99%
Spain	1.10%
Sweden	0.66%
Switzerland	4.66%
Taiwan	0.30%
United Kingdom	8.99%
United States	30.63%
Money Market Fund	11.57%
Total Value of Securities	98.37%
Receivables and Other Assets Net of Liabilities	1.63%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.50%
Air Freight & Logistics	1.60%
Airlines	0.61%
Auto Components	1.33%
Automobiles	1.91%
Banks	8.33%
Beverages	1.13%
Biotechnology	2.61%
Building Products	0.87%
Capital Markets	2.24%
Chemicals	0.94%
Commercial Services & Supplies	0.69%
Communications Equipment	0.90%
Construction & Engineering	0.81%

Sector	Percentage of Net Assets
Construction Materials	1.48%
Consumer Finance	0.92%
Containers & Packaging	0.48%
Diversified Financial Services	2.61%
Diversified Telecommunication Services	4.34%
Electrical Equipment	0.67%
Energy Equipment & Services	2.88%
Food & Staples Retailing	3.35%
Health Care Equipment & Supplies	1.52%
Health Care Providers & Services	0.19%
Household Durables	0.50%
Industrial Conglomerates	0.73%
Insurance	4.85%
IT Services	0.25%
Life Sciences Tools & Services	0.25%
Machinery	0.68%
Media	3.44%
Metals & Mining	2.59%
Multiline Retail	2.42%
Oil, Gas & Consumable Fuels	7.49%
Pharmaceuticals	12.43%
Semiconductors & Semiconductor Equipment	3.51%
Software	2.29%
Specialty Retail	0.40%
Technology Hardware, Storage & Peripherals	0.51%
Trading Companies & Distributors	1.08%
Wireless Telecommunication Services	0.47%
Total	86.80%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	1.72%
Forest Laboratories	1.67%
Samsung Electronics	1.62%
Comcast Special Class A	1.33%
Amgen	1.33%
Sanofi	1.33%
Roche Holding	1.32%
JPMorgan Chase	1.30%
Citigroup	1.25%
Baker Hughes	1.21%
Total	14.08%

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–86.80%
Brazil–0.18%
Petroleo Brasileiro ADR	77,178	$1,207,064

		1,207,064

Canada–0.82%
Talisman Energy	532,660	5,631,911

		5,631,911

France–8.00%
AXA	235,896	5,637,975
BNP Paribas	121,370	8,233,679
Cie de Saint-Gobain	105,650	5,960,767
Credit Agricole	280,420	3,954,840
Michelin Class B	47,760	5,706,401
Sanofi	86,046	9,140,358
Technip	28,810	3,151,508
Total	106,820	7,719,776
†Vivendi	220,187	5,387,645

		54,892,949

Germany–5.93%
Bayer	52,560	7,423,477
Deutsche Boerse	58,630	4,550,221
Deutsche Lufthansa	194,950	4,185,545
HeidelbergCement	50,290	4,292,018
Infineon Technologies ADR	411,748	5,126,263
Merck	49,760	4,319,007
†Metro	111,350	4,852,992
Muenchener Rueckversicherungs	11,130	2,467,316
Siemens ADR	26,350	3,483,207

		40,700,046

■Hong Kong–3.65%
AIA Group	839,800	4,220,482
China Life Insurance	1,611,000	4,219,590
China Shenhua Energy	1,105,000	3,193,662
China Telecom	11,354,000	5,552,221
Kunlun Energy	1,868,000	3,080,253
Noble Group	4,335,000	4,762,972

		25,029,180

Ireland–1.96%
CRH	227,699	5,842,698
Shire	97,580	7,632,496

		13,475,194

Israel–1.15%
Teva Pharmaceutical Industries ADR	151,122	7,921,815

		7,921,815

Italy–2.58%
ENI	286,179	7,829,175
Intesa Sanpaolo	883,607	2,729,487
UniCredit	857,137	7,176,777

		17,735,439

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan–4.77%
ITOCHU	205,980	$2,645,018
Konica Minolta Holdings	352,200	3,479,763
Nikon	216,300	3,405,207
Nissan Motor	819,500	7,773,178
Suntory Beverage & Food	197,000	7,729,112
Toyota Motor ADR	44,607	5,337,674
Trend Micro	71,810	2,363,780

		32,733,732

Netherlands–4.54%
Akzo Nobel	85,650	6,420,875
Fugro	32,790	1,877,398
†ING Groep	502,212	7,055,328
Koninklijke Philips Electronics	48,370	1,534,895
†QIAGEN	72,154	1,748,705
Reed Elsevier	104,023	2,385,761
Royal Dutch Shell Class A	940	38,910
Royal Dutch Shell Class B	67,130	2,921,240
†SBM Offshore	42,991	693,729
TNT Express	714,790	6,469,380

		31,146,221

Norway–1.32%
Statoil	104,500	3,210,456
Telenor	256,610	5,845,740

		9,056,196

Portugal–0.88%
Galp Energia	329,170	6,030,580

		6,030,580

Republic of Korea–3.20%
Hyundai Mobis	12,086	3,391,723
KB Financial Group	35,093	1,220,626
POSCO ADR	83,745	6,233,978
Samsung Electronics	8,525	11,136,413

		21,982,740

Russia–0.49%
MMC Norilsk Nickel OJSC ADR	171,593	3,399,257

		3,399,257

Singapore–0.99%
DBS Group Holdings	267,105	3,588,105
Singapore Telecommunications	1,029,860	3,179,855

		6,767,960

Spain–1.10%
Telefonica	440,654	7,554,136

		7,554,136

Sweden–0.66%
Getinge Class B	173,390	4,555,931

		4,555,931

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland–4.66%
†ABB	200,440	$4,615,194
ACE	16,150	1,674,755
†Credit Suisse Group	206,094	5,893,380
Foster Wheeler	164,030	5,588,502
Novartis	27,010	2,445,626
Roche Holding	30,270	9,027,925
†Swiss Re	30,470	2,710,811

		31,956,193

Taiwan–0.30%
Taiwan Semiconductor Manufacturing ADR	97,374	2,082,830

		2,082,830

United Kingdom–8.99%
Aviva	885,400	7,736,149
BAE Systems	467,150	3,461,254
BP ADR	93,448	4,929,382
G4S	615,760	2,689,563
GlaxoSmithKline	299,320	8,012,390
HSBC Holdings	718,450	7,286,145
Kingfisher	442,328	2,717,869
†Lloyds Banking Group	4,341,190	5,516,897
Marks & Spencer Group	685,940	4,991,936
Rexam	363,483	3,328,338
Serco Group	328,970	2,057,943
Tesco	1,176,760	5,724,025
Vodafone Group ADR	97,455	3,254,022

		61,705,913

United States–30.63%
†Actavis	27,070	6,037,963
Allegheny Technologies	180,520	8,141,452
American International Group	85,020	4,640,392
Amgen	77,300	9,150,001
Applied Materials	253,710	5,721,161
Baker Hughes	111,510	8,301,919
Bank of New York Mellon	81,040	3,037,379
Capital One Financial	76,110	6,286,686
Chesapeake Energy	83,940	2,608,855
Chevron	23,190	3,027,455

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cisco Systems	248,480	$6,174,728
Citigroup	182,240	8,583,504
Comcast Special Class A	171,645	9,153,828
CVS Caremark	77,900	5,871,323
FedEx	10,020	1,516,828
†Forest Laboratories	115,580	11,442,420
†Gilead Sciences	90,250	7,482,627
†Isis Pharmaceuticals	37,250	1,283,263
JPMorgan Chase	154,590	8,907,476
Leidos Holdings	45,655	1,750,413
Macy’s	141,700	8,221,434
Medtronic	91,920	5,860,819
Merck	96,800	5,599,880
Microsoft	282,580	11,783,586
Morgan Stanley	199,260	6,442,076
†News Class A	354,450	6,358,833
Noble	171,490	5,755,204
Pfizer	212,740	6,314,123
Quest Diagnostics	22,200	1,302,918
Stanley Black & Decker	52,860	4,642,165
Symantec	67,430	1,544,147
Target	58,120	3,368,054
Twenty-First Century Fox Class A	163,130	5,734,019
United Parcel Service Class B	29,510	3,029,497
Verizon Communications	46,989	2,299,172
Voya Financial	173,520	6,305,717
Walgreen	88,610	6,568,659

		210,249,976

Total Common Stock (Cost $457,346,676)		595,815,263

MONEY MARKET FUND–11.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	79,426,816	79,426,816

Total Money Market Fund (Cost $79,426,816)		79,426,816

TOTAL VALUE OF SECURITIES–98.37% (Cost $536,773,492)	675,242,079
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.63%	11,156,178

NET ASSETS APPLICABLE TO 19,235,459 SHARES OUTSTANDING–100.00%	$686,398,257

NET ASSET VALUE–LVIP TEMPLETON GROWTH RPM FUND STANDARD CLASS ($111,215,835 / 3,113,760 Shares)	$35.718

NET ASSET VALUE–LVIP TEMPLETON GROWTH RPM FUND SERVICE CLASS ($575,182,422 / 16,121,699 Shares)	$35.678

LVIP Templeton Growth RPM Fund–4

LVIP Templeton Growth RPM Fund Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$559,246,688
Undistributed net investment income	9,395,451
Accumulated net realized loss on investments	(21,714,769)
Net unrealized appreciation of investments and derivatives	139,470,887

Total net assets	$686,398,257

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $6,596,195 cash pledged as collateral for futures contracts, $51,340 represents payables for securities payable, and $198,086 represents payables for fund shares redeemed as of June 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	EUR	5,343	USD	(7,294)	7/1/14	$ 22
BCLY	EUR	21,438	USD	(29,355)	7/2/14	(1)
BNP	GBP	(51,075)	USD	86,934	7/1/14	(483)
CITI	GBP	(57,757)	USD	98,776	7/2/14	(76)
CS	EUR	10,713	USD	(14,608)	7/1/14	61
CS	GBP	(61,958)	USD	106,003	7/3/14	(39)

						$(516)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
160	British Pound Currency	$16,824,080	$17,095,000	9/18/14	$ 270,920
394	E-mini S&P 500 Index	37,887,974	38,462,280	9/22/14	574,306
163	Euro Currency	27,645,900	27,909,675	9/18/14	263,775
630	Euro STOXX 50 Index	28,269,640	27,880,121	9/22/14	(389,519)
146	FTSE 100 Index	16,817,698	16,769,869	9/22/14	(47,829)
162	Japanese Yen Currency	19,931,144	20,007,000	9/18/14	75,856
139	Nikkei 225 Index (OSE)	20,555,783	20,798,895	9/12/14	243,112

		$167,932,219			$ 990,621

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNP–Banque Paribas

CITI–Citigroup Global Markets

CS–Credit Suisse First Boston

EUR–European Monetary Unit

GBP–British Pound Sterling

USD–United States Dollar

See accompanying notes, which are an integral part of the Financial Statements.

LVIP Templeton Growth RPM Fund–5

LVIP Templeton Growth RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP Templeton Growth RPM Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$12,947,618
Foreign tax withheld	(714,089)

12,233,529

EXPENSES:
Management fees	2,004,828
Distribution fees-Service Class	608,303
Accounting and administration expenses	139,318
Reports and statements to shareholders	38,326
Custodian fees	21,311
Professional fees	17,004
Trustees’ fees and expenses	5,459
Pricing fees	5,273
Consulting fees	2,023
Other	1,941

Total operating expenses	2,843,786

NET INVESTMENT INCOME	9,389,743

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,728,145
Foreign currencies	(107,800)
Foreign currency exchange contracts	(32,683)
Futures contracts	(6,464,728)

Net realized gain	4,122,934

Net change in unrealized appreciation (depreciation) of:
Investments	15,724,607
Foreign currencies	7,207
Foreign currency exchange contracts	925
Futures contracts	914,380

Net change in unrealized appreciation (depreciation)	16,647,119

NET REALIZED AND UNREALIZED GAIN	20,770,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,159,796

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,389,743	$4,681,520
Net realized gain (loss)	4,122,934	(10,805,650)
Net change in unrealized appreciation (depreciation)	16,647,119	73,990,857

Net increase in net assets resulting from operations	30,159,796	67,866,727

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,354,671)
Service Class	—	(4,085,764)

	—	(5,440,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,792,213	7,420,547
Service Class	155,802,431	230,402,644
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,354,671
Service Class	—	4,085,764

	160,594,644	243,263,626

Cost of shares redeemed:
Standard Class	(6,068,814)	(12,993,499)
Service Class	(27,151,786)	(37,500,427)

	(33,220,600)	(50,493,926)

Increase in net assets derived from capital share transactions	127,374,044	192,769,700

NET INCREASE IN NET ASSETS	157,533,840	255,195,992
NET ASSETS:
Beginning of period	528,864,417	273,668,425

End of period	$686,398,257	$528,864,417

Undistributed net investment income	$9,395,451	$5,708

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–6

LVIP Templeton Growth RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$34.021	$28.735	$24.161	$25.503	$24.371	$19.352

Income (loss) from investment operations:
Net investment income[2]	0.575	0.449	0.526	0.553	0.427	0.412
Net realized and unrealized gain (loss)	1.122	5.270	4.582	(1.339)	1.158	5.021

Total from investment operations	1.697	5.719	5.108	(0.786)	1.585	5.433

Less dividends and distributions from:
Net investment income	—	(0.433)	(0.534)	(0.556)	(0.453)	(0.405)
Net realized gain	—	—	—	—	—	(0.009)

Total dividends and distributions	—	(0.433)	(0.534)	(0.556)	(0.453)	(0.414)

Net asset value, end of period	$35.718	$34.021	$28.735	$24.161	$25.503	$24.371

Total return[3]	4.99%	19.93%	21.21%	(3.09% )	6.57%	28.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,216	$107,183	$94,499	$90,320	$130,817	$151,545
Ratio of expenses to average net assets	0.75%	0.79%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.79%	0.83%	0.83%	0.83%	0.85%
Ratio of net investment income to average net assets	3.36%	1.43%	1.99%	2.12%	1.79%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.36%	1.43%	1.99%	2.12%	1.79%	1.97%
Portfolio turnover	5%	14%	15%	29%	11%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–7

LVIP Templeton Growth RPM Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth RPM Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)	12/31/13	12/31/12	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$34.024	$28.742	$24.171	$25.512	$24.382	$19.369

Income (loss) from investment operations:
Net investment income[2]	0.533	0.374	0.461	0.483	0.368	0.363
Net realized and unrealized gain (loss)	1.121	5.261	4.578	(1.333)	1.154	5.016

Total from investment operations	1.654	5.635	5.039	(0.850)	1.522	5.379

Less dividends and distributions from:
Net investment income	—	(0.353)	(0.468)	(0.491)	(0.392)	(0.357)
Net realized gain	—	—	—	—	—	(0.009)

Total dividends and distributions	—	(0.353)	(0.468)	(0.491)	(0.392)	(0.366)

Net asset value, end of period	$35.678	$34.024	$28.742	$24.171	$25.512	$24.382

Total return[3]	4.86%	19.63%	20.91%	(3.34% )	6.30%	27.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$575,182	$421,681	$179,169	$140,358	$127,871	$105,843
Ratio of expenses to average net assets	1.00%	1.04%	1.08%	1.08%	1.08%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.04%	1.08%	1.08%	1.08%	1.10%
Ratio of net investment income to average net assets	3.11%	1.18%	1.74%	1.87%	1.54%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.11%	1.18%	1.74%	1.87%	1.54%	1.72%
Portfolio turnover	5%	14%	15%	29%	11%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Templeton Growth RPM Fund–8

LVIP Templeton Growth RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation. Any income realized will be incidental.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily settlement price. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Templeton Growth RPM Fund–9

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $387 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $12,345 and $3,197, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $20,488 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$368,721
Distribution fees payable to LFD	115,400
Trading operation fees payable to Lincoln Life	3,397

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP Templeton Growth RPM Fund–10

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued)

3. Investments

For six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$122,333,764
Sales	26,898,214

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$538,166,571

Aggregate unrealized appreciation	$146,642,648
Aggregate unrealized depreciation	(9,567,140)

Net unrealized appreciation	$137,075,508

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $13,508,734 remaining at December 31, 2013, if not utilized in futures years, will expire in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character:
Short-Term	Long-Term
$10,935,564	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$595,815,263	$—	$595,815,263
Money Market Fund	79,426,816	—	79,426,816

Total	$675,242,079	$—	$675,242,079

Foreign Currency Exchange Contracts	$—	$(516)	$(516)

Futures Contracts	$990,621	$—	$990,621

There were no Level 3 investments at the beginning or end of the period.

LVIP Templeton Growth RPM Fund–11

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued) 3. Investments (continued)

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	139,287	237,087
Service Class	4,517,665	7,230,925
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	40,329
Service Class	—	121,685

	4,656,952	7,630,026

Shares redeemed:
Standard Class	(176,076)	(415,522)
Service Class	(789,425)	(1,192,738)

	(965,501)	(1,608,260)

Net increase	3,691,451	6,021,766

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these

LVIP Templeton Growth RPM Fund–12

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$ 83	Receivables and other assets net of liabilities	$ (599)
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	817,418	Receivables and other assets net of liabilities	(437,348)
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	610,551	Receivables and other assets net of liabilities	—

Total		$1,428,052		$(437,947)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(32,683)	$925
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,020,177)	290,712
Currency contracts (Futures contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(444,551)	623,668

Total		$(6,497,411)	$915,305

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Foreign currency exchange contracts (average cost)	$ 837,003	$ 80,974
Futures contracts (average notional value)	52,461,270	84,655,159

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

LVIP Templeton Growth RPM Fund–13

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued) 5. Derivatives (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2014, the Fund has the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Assets
Foreign Currency Exchange Contracts	$83	$(40)	$43
Futures Contracts - Variation Margin[1]	316,516	—	316,516

Total	$316,599	$(40)	$316,559

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Assets Presented by Counterparty	Financial Instruments	Cash Collateral Received	Net Amount[2]
Barclays Bank	$ 21	$—	$—	$ 21
Citigroup Global Markets	22	—	—	22
Goldman Sachs Capital	316,516	—	—	316,516

Total	$316,559	$—	$—	$316,559

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Net Amount of Liabilities
Foreign Currency Exchange Contracts	$(599)	$40	$(559)

		Gross Amounts Not Offset in the Statement of Net Assets
	Net Amount of Liabilities Presented by Counterparty	Financial Instruments	Cash Collateral Pledged	Net Amount[3]
Banque Paribas	$(483)	$—	$—	$(483)
Citigroup Global Markets	(76)	—	—	(76)

Total	$(559)	$—	$—	$(559)

1Unrealized appreciation/depreciation on futures is disclosed in the Statement of Net Assets, whereas the variation margin is the amount receivable or payable to the counterparty at June 30, 2014.

2Net amount represents the net amount receivable from the counterparty in the event of default.

3Net amount represents the net amount payable due to the counterparty in the event of default.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Templeton Growth RPM Fund–14

LVIP Templeton Growth RPM Fund Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth RPM Fund–15

LVIP UBS Large Cap Growth RPM Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP UBS Large Cap Growth RPM Fund

LVIP UBS Large Cap Growth RPM Fund Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,017.90	0.72%	$3.60
Service Class Shares	1,000.00	1,016.70	0.97%	4.85

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
Service Class Shares	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP UBS Large Cap Growth RPM Fund–1

LVIP UBS Large Cap Growth RPM Fund Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) As of June 30, 2014

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	92.32%
Aerospace & Defense	4.73%
Auto Components	1.09%
Banks	0.45%
Beverages	1.06%
Biotechnology	6.66%
Chemicals	2.60%
Communications Equipment	0.46%
Consumer Finance	1.31%
Diversified Financial Services	1.38%
Electrical Equipment	1.39%
Energy Equipment & Services	3.90%
Food Products	2.79%
Health Care Equipment & Supplies	2.68%
Health Care Providers & Services	1.47%
Hotels, Restaurants & Leisure	4.79%
Industrial Conglomerates	1.37%
Internet & Catalog Retail	4.77%
Internet Software & Services	9.29%
IT Services	5.46%
Life Sciences Tools & Services	1.65%
Machinery	0.99%
Media	3.32%
Oil, Gas & Consumable Fuels	1.34%
Personal Products	1.25%
Pharmaceuticals	1.24%
Road & Rail	1.52%
Semiconductors & Semiconductor Equipment	1.66%
Software	5.80%
Specialty Retail	3.89%
Technology Hardware, Storage & Peripherals	5.52%
Textiles, Apparel & Luxury Goods	4.94%
Wireless Telecommunication Services	1.55%
Exchange-Traded Fund	0.51%
Money Market Fund	6.37%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	5.52%
Google Class A	3.07%
Schlumberger	2.92%
Home Depot	2.85%
Facebook Class A	2.84%
Gilead Sciences	2.74%
Visa Class A	2.65%
Las Vegas Sands	2.59%
salesforce.com	2.57%
Precision Castparts	2.47%
Total	30.22%

LVIP UBS Large Cap Growth RPM Fund–2

LVIP UBS Large Cap Growth RPM Fund Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.32%
Aerospace & Defense–4.73%
Precision Castparts	51,300	$12,948,120
United Technologies	102,600	11,845,170

		24,793,290

Auto Components–1.09%
Borg Warner	87,500	5,704,125

		5,704,125

Banks–0.45%
†Signature Bank	18,600	2,346,948

		2,346,948

Beverages–1.06%
†Monster Beverage	78,300	5,561,649

		5,561,649

Biotechnology–6.66%
†Biogen Idec	30,400	9,585,424
†Gilead Sciences	173,500	14,384,885
†Regeneron Pharmaceuticals	38,600	10,903,342

		34,873,651

Chemicals–2.60%
LyondellBasell Industries Class A	68,900	6,728,085
Sherwin-Williams	33,200	6,869,412

		13,597,497

Communications Equipment–0.46%
Cisco Systems	97,900	2,432,815

		2,432,815

Consumer Finance–1.31%
American Express	72,600	6,887,562

		6,887,562

Diversified Financial Services–1.38%
IntercontinentalExchange Group	38,200	7,215,980

		7,215,980

Electrical Equipment–1.39%
AMETEK	138,900	7,261,692

		7,261,692

Energy Equipment & Services–3.90%
Halliburton	72,100	5,119,821
Schlumberger	129,700	15,298,115

		20,417,936

Food Products–2.79%
†Hain Celestial Group	72,500	6,433,650
Kellogg	124,600	8,186,220

		14,619,870

Health Care Equipment & Supplies–2.68%
Cooper	52,000	7,047,560

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical	17,000	$7,000,600

		14,048,160

Health Care Providers & Services–1.47%
†Catamaran	174,600	7,710,336

		7,710,336

Hotels, Restaurants & Leisure–4.79%
Las Vegas Sands	178,000	13,567,160
Starbucks	149,000	11,529,620

		25,096,780

Industrial Conglomerates–1.37%
Danaher	90,900	7,156,557

		7,156,557

Internet & Catalog Retail–4.77%
†Amazon.com	39,600	12,861,288
†Priceline Group	10,100	12,150,300

		25,011,588

Internet Software & Services–9.29%
†Facebook Class A	220,800	14,857,632
†Google	20,800	11,965,824
†Google Class A	27,500	16,078,425
†LinkedIn Class A	33,500	5,744,245

		48,646,126

IT Services–5.46%
MasterCard Class A	167,100	12,276,837
†Sabre	122,200	2,450,110
Visa Class A	65,800	13,864,718

		28,591,665

Life Sciences Tools & Services–1.65%
Thermo Fisher Scientific	73,400	8,661,200

		8,661,200

Machinery–0.99%
Cummins	33,500	5,168,715

		5,168,715

Media–3.32%
Comcast Class A	136,200	7,311,216
Viacom Class B	116,100	10,069,353

		17,380,569

Oil, Gas & Consumable Fuels–1.34%
†Concho Resources	48,600	7,022,700

		7,022,700

Personal Products–1.25%
Estee Lauder Class A	88,200	6,549,732

		6,549,732

LVIP UBS Large Cap Growth RPM Fund–3

LVIP UBS Large Cap Growth RPM Fund Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.24%
AbbVie	41,700	$2,353,548
Allergan	24,600	4,162,812

		6,516,360

Road & Rail–1.52%
Canadian Pacific Railway	44,100	7,988,274

		7,988,274

Semiconductors & Semiconductor Equipment–1.66%
Altera	250,200	8,696,952

		8,696,952

Software–5.80%
†salesforce.com	232,300	13,491,984
†ServiceNow	138,300	8,569,068
†VMware Class A	86,100	8,335,341

		30,396,393

Specialty Retail–3.89%
Home Depot	184,300	14,920,928
TJX	102,600	5,453,190

		20,374,118

Technology Hardware, Storage & Peripherals–5.52%
Apple	311,100	28,910,523

		28,910,523

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–4.94%
†Michael Kors Holdings	86,100	$7,632,765
NIKE Class B	158,300	12,276,165
Ralph Lauren	37,100	5,961,599

		25,870,529

Wireless Telecommunication Services–1.55%
Crown Castle International	109,400	8,124,044

		8,124,044

Total Common Stock (Cost $364,315,203)		483,634,336

EXCHANGE-TRADED FUND–0.51%
iShares Russell 1000 Growth Index Fund	29,145	2,650,155

Total Exchange-Traded Fund (Cost $2,046,728)		2,650,155

MONEY MARKET FUND–6.37%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	33,343,091	33,343,091

Total Money Market Fund (Cost $33,343,091)		33,343,091

TOTAL VALUE OF SECURITIES–99.20% (Cost $399,705,022)	519,627,582
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	4,214,517

NET ASSETS APPLICABLE TO 17,513,917 SHARES OUTSTANDING–100.00%	$523,842,099

NET ASSET VALUE–LVIP UBS LARGE CAP GROWTH RPM FUND STANDARD CLASS ($301,555,768 / 10,023,661 Shares)	$30.084
NET ASSET VALUE–LVIP UBS LARGE CAP GROWTH RPM FUND SERVICE CLASS ($222,286,331 / 7,490,256 Shares)	$29.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$420,265,175
Accumulated net investment loss	(197,173)
Accumulated net realized loss on investments	(16,159,129)
Net unrealized appreciation of investments and derivatives	119,933,226

Total net assets	$523,842,099

†	Non-income producing for the period.

«

Of this amount, $3,217,800 represents cash pledged as collateral for futures contracts, $414,294 represents payable for securities purchased, and $128,087 represents payable for fund shares redeemed as of June 30, 2014.

LVIP UBS Large Cap Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
744 E-mini S&P 500 Index	$72,618,798	$72,629,280	9/22/14	$10,482

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–5

LVIP UBS Large Cap Growth RPM Fund Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP UBS Large Cap Growth RPM Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends	$1,720,544
Foreign tax withheld	(4,968)

1,715,576

EXPENSES:
Management fees	1,843,034
Distribution fees-Service Class	240,253
Accounting and administration expenses	116,431
Reports and statements to shareholders	43,877
Professional fees	15,138
Trustees’ fees and expenses	4,906
Custodian fees	3,320
Consulting fees	2,026
Pricing fees	224
Other	1,957

2,271,166
Less management fees waived	(270,676)

Total operating expenses	2,000,490

NET INVESTMENT LOSS	(284,914)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	23,895,860
Foreign currencies	(8,534)
Futures contracts	(14,245,844)

Net realized gain	9,641,482

Net change in unrealized appreciation (depreciation) of:
Investments	1,588,158
Foreign currencies	210
Futures contracts	(1,702,671)

Net change in unrealized appreciation (depreciation)	(114,303)

NET REALIZED AND UNREALIZED GAIN	9,527,179

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,242,265

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	Year Ended 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(284,914)	$(646,540)
Net realized gain (loss)	9,641,482	(2,703,407)
Net change in unrealized appreciation (depreciation)	(114,303)	95,864,810

Net increase in net assets resulting from operations	9,242,265	92,514,863

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,633,361	4,999,253
Service Class	64,473,792	98,833,291

	68,107,153	103,832,544

Cost of shares redeemed:
Standard Class	(17,064,098)	(38,074,865)
Service Class	(16,119,451)	(19,827,662)

	(33,183,549)	(57,902,527)

Increase in net assets derived from capital share transactions	34,923,604	45,930,017

NET INCREASE IN NET ASSETS	44,165,869	138,444,880
NET ASSETS:
Beginning of period	479,676,230	341,231,350

End of period	$523,842,099	$479,676,230

Undistributed (accumulated) net investment income (loss)	$(197,173)	$87,741

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–6

LVIP UBS Large Cap Growth RPM Fund Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth RPM Fund Standard Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13		12/31/12[2]	Year Ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$29.555		$23.551		$20.234	$21.503	$19.449	$14.150

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)		(0.024)		0.118	0.128	0.118	0.087
Net realized and unrealized gain (loss)	0.532		6.028		3.199	(1.350)	2.086	5.351

Total from investment operations	0.529		6.004		3.317	(1.222)	2.204	5.438

Less dividends and distributions from:
Net investment income	—		—		—	(0.047)	(0.150)	(0.139)

Total dividends and distributions	—		—		—	(0.047)	(0.150)	(0.139)

Net asset value, end of period	$30.084		$29.555		$23.551	$20.234	$21.503	$19.449

Total return[4]	1.79%		25.49%		16.39%	(5.69% )	11.35%	38.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$301,556		$309,717		$277,091	$274,479	$327,270	$327,324
Ratio of expenses to average net assets	0.72%		0.74%		0.75%	0.76%	0.76%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.83%		0.85%		0.84%	0.84%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets	(0.02%	)	(0.09%	)	0.52%	0.60%	0.60%	0.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.13%	)	(0.20%	)	0.43%	0.52%	0.52%	0.45%
Portfolio turnover	34%		48%		122%	89%	46%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–7

LVIP UBS Large Cap Growth RPM Fund Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP UBS Large Cap Growth RPM Fund Service Class
	Six Months Ended 6/30/14[1] (unaudited)		12/31/13		12/31/12[2]	Year Ended 12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$29.190		$23.318		$20.084	$ 21.348	$19.313	$14.087

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.039)		(0.089)		0.060	0.075	0.069	0.047
Net realized and unrealized gain (loss)	0.526		5.961		3.174	(1.339)	2.067	5.319

Total from investment operations	0.487		5.872		3.234	(1.264)	2.136	5.366

Less dividends and distributions from:
Net investment income	—		—		—	—	(0.101)	(0.140)

Total dividends and distributions	—		—		—	—	(0.101)	(0.140)

Net asset value, end of period	$29.677		$29.190		$23.318	$ 20.084	$21.348	$19.313

Total return[4]	1.67%		25.18%		16.10%	(5.92% )	11.08%	38.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,286		$169,959		$64,140	$ 51,548	$66,848	$57,564
Ratio of expenses to average net assets	0.97%		0.99%		1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%		1.10%		1.09%	1.09%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	(0.27%	)	(0.34%	)	0.27%	0.35%	0.35%	0.30%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.38%	)	(0.45%	)	0.18%	0.27%	0.27%	0.20%
Portfolio turnover	34%		48%		122%	89%	46%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing close of business on September 21, 2012, UBS Global Asset Management (Americas) Inc. replaced Janus Capital Management LLC, as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP UBS Large Cap Growth RPM Fund–8

LVIP UBS Large Cap Growth RPM Fund

Notes to Financial Statements

June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP UBS Large Cap Growth RPM Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (ETFs) except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2010–December 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

LVIP UBS Large Cap Growth RPM Fund–9

LVIP UBS Large Cap Growth RPM Fund Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $10,293 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $100 million. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

UBS Global Asset Management (Americas) Inc. (UBS), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $10,515 and $2,731, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $17,043 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2014, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$273,360
Distribution fees payable to LFD	45,357
Trading operation fees payable to Lincoln Life	2,632

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

LVIP UBS Large Cap Growth RPM Fund–10

LVIP UBS Large Cap Growth RPM Fund Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$174,101,724
Sales	156,869,934

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$399,930,408

Aggregate unrealized appreciation	$122,559,799
Aggregate unrealized depreciation	(2,862,625)

Net unrealized appreciation	$119,697,174

For federal income tax purposes, at December 31, 2013, capital loss carryforwards of $23,870,065 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $21,546,610 expires in 2017.

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

Losses that will be carried forward under the Act are as follows:

Tax Character
Long-Term
$2,323,455

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP UBS Large Cap Growth RPM Fund–11

LVIP UBS Large Cap Growth RPM Fund Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Common Stock	$483,634,336
Exchange-Traded Fund	2,650,155
Money Market Fund	33,343,091

Total	$519,627,582

Futures Contracts	$10,482

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	Year Ended 12/31/13
Shares sold:
Standard Class	123,743	191,448
Service Class	2,219,884	3,838,790

	2,343,627	4,030,238

Shares redeemed:
Standard Class	(579,546)	(1,477,779)
Service Class	(552,106)	(766,981)

	(1,131,652)	(2,244,760)

Net increase	1,211,975	1,785,478

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts

LVIP UBS Large Cap Growth RPM Fund–12

LVIP UBS Large Cap Growth RPM Fund Notes to Financial Statements (continued)

5. Derivatives (continued)

include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $3,217,800 cash collateral for open futures contracts as of June 30, 2014.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$10,482	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,245,844)	$(1,702,671)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$6,620,676	$93,037,792

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP UBS Large Cap Growth RPM Fund–13

LVIP UBS Large Cap Growth RPM Fund Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP UBS Large Cap Growth RPM Fund–14

LVIP VIP Contrafund® RPM Portfolio a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP VIP Contrafund® RPM Portfolio

LVIP VIP Contrafund® RPM Portfolio Disclosure OF FUND EXPENSES (unaudited) For the Period January 1, 2014 to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*

Actual
Standard Class Shares	$1,000.00	$1,039.71	0.10%	$0.51
Service Class Shares	1,000.00	1,037.88	0.45%	2.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP VIP Contrafund® RPM Portfolio–1

LVIP VIP Contrafund® RPM Portfolio Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.14%
Equity Fund	92.62%
Money Market Fund	6.52%
Total Value of Securities	99.14%
Receivables and Other Assets Net of Liabilities	0.86%
Total Net Assets	100.00%

LVIP VIP Contrafund® RPM Portfolio–2

LVIP VIP Contrafund® RPM Portfolio Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.14%
Equity Fund–92.62%
XFidelity® - VIP Contrafund® Portfolio	5,043,505	$184,894,881

		184,894,881

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–6.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,019,389	$13,019,389

		13,019,389

Total Investment Companies (Cost $180,949,346)		197,914,270

TOTAL VALUE OF SECURITIES–99.14% (Cost $180,949,346)	197,914,270
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	1,724,664

NET ASSETS APPLICABLE TO 16,785,724 SHARES OUTSTANDING–100.00%	$199,638,934

NET ASSET VALUE–LVIP VIP CONTRAFUND® RPM PORTFOLIO STANDARD CLASS ($395,785 / 33,220 Shares)	$11.914
NET ASSET VALUE–LVIP VIP CONTRAFUND® RPM PORTFOLIO SERVICE CLASS ($199,243,149 / 16,752,504 Shares)	$11.893
COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$186,528,023
Accumulated net investment loss	(327,944)
Accumulated net realized loss on investments	(3,946,268)
Net unrealized appreciation of investments and derivatives	17,385,123

Total net assets	$199,638,934

«	Includes $1,375,350 cash pledged as collateral for futures contracts, $495,237 payable for investment companies purchased and $289,723 payable for fund shares redeemed as of June 30, 2014.

X	Initial Class.

The following futures contract was outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
318	E-mini S&P 500 Index	$30,622,961	$31,043,160	9/22/14	$420,199

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® RPM Portfoli–3

LVIP VIP Contrafund® RPM Portfolio Statement of Operations Six Months Ended June 30, 2014 (unaudited)	LVIP VIP Contrafund® RPM Portfolio Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$513

EXPENSES:
Management fees	511,341
Distribution fees-Service Class	255,201
Professional fees	73,681
Accounting and administration expenses	35,314
Reports and statements to shareholders	1,883
Consulting fees	1,815
Custodian fees	1,165
Trustees’ fees and expenses	1,057
Pricing fees	55
Other	170

881,682
Less management fees waived	(474,817)
Less expenses reimbursed	(78,615)

Total operating expenses	328,250

NET INVESTMENT LOSS	(327,737)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Sale of investments in investment companies	(79,587)
Futures contracts	(2,869,365)

Net realized loss	(2,948,952)

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	10,443,756
Futures contracts	187,400

Net change in unrealized appreciation (depreciation)	10,631,156

NET REALIZED AND UNREALIZED GAIN	7,682,204

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,354,467

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/14 (unaudited)	5/1/13* to 12/31/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(327,737)	$701,184
Net realized loss	(2,948,952)	(975,900)
Net change in unrealized appreciation (depreciation)	10,631,156	6,753,967

Net increase in net assets resulting from operations	7,354,467	6,479,251

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,187)
Service Class	—	(725,143)

	—	(727,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	159,393	210,275
Service Class	100,409,896	98,169,397
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,187
Service Class	—	725,143

	100,569,289	99,107,002

Cost of shares redeemed:
Standard Class	(3,985)	(654)
Service Class	(9,615,625)	(3,523,481)

	(9,619,610)	(3,524,135)

Increase in net assets derived from capital share transactions	90,949,679	95,582,867

NET INCREASE IN NET ASSETS	98,304,146	101,334,788
NET ASSETS:
Beginning of period	101,334,788	—

End of period	$199,638,934	$101,334,788

Accumulated net investment loss	$(327,944)	$(207)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® RPM Portfolio–4

LVIP VIP Contrafund® RPM Portfolio Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP VIP Contrafund® RPM Portfolio
	Standard Class			Service Class

	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13	Six Months Ended 6/30/14[1] (unaudited)		5/1/13[2] to 12/31/13

Net asset value, beginning of period	$11.459		$10.000	$11.459		$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)		0.224	(0.025)		0.202
Net realized and unrealized gain	0.461		1.346	0.459		1.342

Total from investment operations	0.455		1.570	0.434		1.544

Less dividends and distributions from:
Net investment income	—		(0.111)	—		(0.085)

Total dividends and distributions	—		(0.111)	—		(0.085)

Net asset value, end of period	$11.914		$11.459	$11.893		$11.459

Total return[4]	3.97%		15.70%	3.79%		15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$396		$229	$199,243		$101,106
Ratio of expenses to average net assets[5]	0.10%		0.10%	0.45%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.85%		1.24%	1.20%		1.59%
Ratio of net investment income (loss) to average net assets	(0.10%	)	3.09%	(0.45%	)	2.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.85%	)	1.95%	(1.20%	)	1.60%
Portfolio turnover	3%		2%	3%		2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Contrafund® RPM Portfolio–5

LVIP VIP Contrafund® RPM Portfolio Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP VIP Contrafund® RPM Portfolio (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies (mutual funds), primarily the Fidelity® - VIP Contrafund® Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Fidelity® - VIP Contrafund® Portfolio invests primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position is “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold is recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax return for the open tax year December 31, 2013, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP VIP Contrafund® RPM Portfolio–6

LVIP VIP Contrafund® RPM Portfolio Notes to Financial Statements (continued) 1. Significant Accounting Policies (continued)

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2014.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is in addition to the management fees indirectly paid to the investment advisors of the Underlying Fund. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the average daily net assets of the Fund. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard class and 0.45% for the Service class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the six months ended June 30, 2014, fees for these administrative and legal services amounted to $2,848 and $735 respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounts to $5,607 for the six months ended June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, where by the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense and fee levels, and the Fund may own different amounts of shares at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,561
Management fees payable to LIAC	7,782
Distribution fees payable to LFD	54,384
Trading operation fees payable to Lincoln Life	1,077

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 30.39% of the Standard Class shares of the Fund.

LVIP VIP Contrafund® RPM Portfolio–7

LVIP VIP Contrafund® RPM Portfolio Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$85,316,867
Sales	4,588,726

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,035,742

Aggregate unrealized appreciation	$16,878,528
Aggregate unrealized depreciation	—

Net unrealized appreciation	$16,878,528

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Losses that will be carried forward under the Act are as follows:

Tax Character
Short-term	Long-term
$251,684	$377,526

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$197,914,270

Futures Contracts	$420,199

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP VIP Contrafund® RPM Portfolio–8

LVIP VIP Contrafund® RPM Portfolio Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/14	5/1/13* to 12/31/13
Shares sold:
Standard Class	13,626	19,807
Service Class	8,773,174	9,082,022
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	192
Service Class	—	63,609

	8,786,800	9,165,630

Shares redeemed:
Standard Class	(347)	(58)
Service Class	(844,317)	(321,984)

	(844,664)	(322,042)

Net increase	7,942,136	8,843,588

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	$420,199	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss from futures contracts and net unrealized appreciation (depreciation) of futures contracts	$(2,869,365)	$187,400

LVIP VIP Contrafund® RPM Portfolio–9

LVIP VIP Contrafund® RPM Portfolio Notes to Financial Statements (continued)

5. Derivatives (continued)

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures Contracts (Average Notional Value)	$5,707,548	$16,989,558

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP VIP Contrafund® RPM Portfolio–10

LVIP VIP Mid Cap RPM Portfolio a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2014

LVIP VIP Mid Cap RPM Portfolio

LVIP VIP Mid Cap RPM Portfolio Disclosure OF FUND EXPENSES (unaudited) For the Period May 1, 2014* to June 30, 2014

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014* to June 30, 2014.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14

Actual*
Standard Class Shares	$1,000.00	$1,050.40	0.10%	$0.17
Service Class Shares	1,000.00	1,049.80	0.45%	0.77

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*

The Fund commenced operations on May 1, 2014. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**

“Expenses Paid During Period “for” Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds (Underlying Funds). In addition to the Fund’s expenses reflected above, the Fund also in directly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds.

LVIP VIP Mid Cap RPM Portfolio–1

LVIP VIP Mid Cap RPM Portfolio Security Type/Sector Allocation (unaudited) As of June 30, 2014

Security Type/Sector	Percentage of Net Assets
Investment Companies	101.65%
Equity Fund	91.23%
Money Market Fund	10.42%
Total Value of Securities	101.65%
Liabilities Net of Receivables and Other Assets	(1.65%	)
Total Net Assets	100.00%

LVIP VIP Mid Cap RPM Portfolio–2

LVIP VIP Mid Cap RPM Portfolio Statement of Net Assets June 30, 2014 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.65%
Equity Fund–91.23%
X Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	62,371	$2,347,645

		2,347,645

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–10.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	268,147	$268,147

		268,147

Total Investment Companies (Cost $2,554,094)		2,615,792

TOTAL VALUE OF SECURITIES–101.65% (Cost $2,554,094)	2,615,792
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.65%)	(42,335)

NET ASSETS APPLICABLE TO 245,103 SHARES OUTSTANDING–100.00%	$2,573,457

NET ASSET VALUE–LVIP VIP MID CAP RPM PORTFOLIO STANDARD CLASS ($682,927 / 65,017 Shares)	$10.504
NET ASSET VALUE–LVIP VIP MID CAP RPM PORTFOLIO SERVICE CLASS ($1,890,530 / 180,086 Shares)	$10.498

COMPONENTS OF NET ASSETS AT JUNE 30, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,512,751
Accumulated net investment loss	(860)
Accumulated net realized loss on investments	(1,636)
Net unrealized appreciation of investments and derivatives	63,202

Total net assets	$2,573,457

«

Of this amount, $12,975 represents cash pledged as collateral for futures contracts, $105,001 represents payable for investment companies purchased and $515 represents payable for fund shares redeemed as of June 30, 2014.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	E-mini S&P 500 Index	$291,356	$292,860	9/22/14	$1,504

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to Financial Statements.”

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap RPM Portfolio–3

LVIP VIP Mid Cap RPM Portfolio Statement of Operations May 1, 2014* to June 30, 2014 (unaudited)	LVIP VIP Mid Cap RPM Portfolio Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from investment companies	$2

EXPENSES:
Accounting and administration expenses	5,043
Professional fees	4,659
Management fees	1,511
Distribution fees-Service Class	643
Reports and statements to shareholders	552
Custodian fees	54
Other	1

12,463
Less management fees waived	(1,402)
Less expenses reimbursed	(10,199)

Total operating expenses	862

NET INVESTMENT LOSS	(860)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Futures contracts	(1,636)

Net realized loss	(1,636)

Net unrealized appreciation of:
Investments in investment companies	61,698
Futures contracts	1,504

Net unrealized appreciation	63,202

NET REALIZED AND UNREALIZED GAIN	61,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,706

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

5/1/14* to 6/30/14 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(860)
Net realized loss	(1,636)
Net unrealized appreciation	63,202

Net increase in net assets resulting from operations	60,706

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	675,289
Service Class	1,839,794

2,515,083

Cost of shares redeemed:
Standard Class	(458)
Service Class	(1,874)

(2,332)

Increase in net assets derived from capital share transactions	2,512,751

NET INCREASE IN NET ASSETS	2,573,457
NET ASSETS:
Beginning of period	—

End of period	$2,573,457

Accumulated net investment loss	$(860)

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap RPM Portfolio–4

LVIP VIP Mid Cap RPM Portfolio Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP VIP Mid Cap RPM Portfolio
	Standard Class 5/1/14[1] to 6/30/14 (unaudited)		Service Class 5/1/14[1] to 6/30/14 (unaudited)

Net asset value, beginning of period	$10.000		$10.000

Income (loss) from investment operations:
Net investment loss[2]	(0.002)		(0.008)
Net realized and unrealized gain	0.506		0.506

Total from investment operations	0.504		0.498

Net asset value, end of period	$10.504		$10.498

Total return[3]	5.04%		4.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$683		$1,890
Ratio of expenses to average net assets[4]	0.10%		0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	5.30%		5.65%
Ratio of net investment loss to average net assets	(0.10%	)	(0.45%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(5.30%	)	(5.65%	)
Portfolio turnover	0%		0%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

LVIP VIP Mid Cap RPM Portfolio–5

LVIP VIP Mid Cap RPM Portfolio Notes to Financial Statements June 30, 2014 (unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 84 series (Series). These financial statements and the related notes pertain to the LVIP VIP Mid Cap RPM Portfolio (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY) (collectively, the Companies). The Companies hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (mutual funds), primarily the Fidelity® VIP Mid Cap Portfolio (collectively, the Underlying Funds). The Fund is advised by Lincoln Investment Advisors Corporation (LIAC). The Fidelity® VIP Mid Cap Portfolio, which is advised by an unaffiliated advisor, invests at least 80% of its assets in securities of companies with medium market capitalization. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market securities and the Fund employs an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (NAV) computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the Statement of Operations. During the period May 1, 2014* through June 30, 2014, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2014* through June 30, 2014.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment advisor and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, managing the Fund’s risk portfolio management (RPM) volatility strategy, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. The fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying

LVIP VIP Mid Cap RPM Portfolio–6

LVIP VIP Mid Cap RPM Portfolio Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.64% of the Fund’s average daily net assets. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. This agreement will continue through at least April 30, 2015, and cannot be terminated before that date without mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services. For the period May 1, 2014* through June 30, 2014, fees for the administrative and legal services amounted to $0 and $0, respectively.

Lincoln Life also performs daily trading operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15 for the period May 1, 2014* to June 30, 2014.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2014, the Fund had receivable from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,003
Management fees payable to LIAC	67
Distribution fees payable to LFD	374
Trading operation fees payable to Lincoln Life	10

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The Fund pays the compensation of unaffiliated trustees.

At June 30, 2014, Lincoln Life directly owned 15.38% of the Standard Class shares and 49.98% of the Service Class shares of the Fund.

* Date of commencement of operations.

3. Investments

For the period May 1, 2014* through June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$2,286,004
Sales	57

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,554,094

Aggregate unrealized appreciation	$61,698
Aggregate unrealized depreciation	—

Net unrealized appreciation	$61,698

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP VIP Mid Cap RPM Portfolio–7

LVIP VIP Mid Cap RPM Portfolio Notes to Financial Statements (continued) 3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 1
Investment Companies	$2,615,792

Futures Contracts	$1,504

There were no Level 3 investments at the end of the period.

During the period May 1, 2014* through June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/14* to 6/30/14
Shares sold:
Standard Class	65,061
Service Class	180,265

245,326

Shares redeemed:
Standard Class	(44)
Service Class	(179)

(223)

Net increase	245,103

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential

LVIP VIP Mid Cap RPM Portfolio–8

LVIP VIP Mid Cap RPM Portfolio Notes to Financial Statements (continued) 5. Derivatives (continued)

imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $12,975 cash collateral for futures contracts as of June 30, 2014.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Equity contracts (Futures contracts)	Liabilities net of receivables and other assets	$1,504	Liabilities net of receivables and other assets	$—

The effect of derivative instruments on the Statement of Operations for the period May 1, 2014* through June 30, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Loss on Derivatives Recognized in Income	Unrealized Appreciation on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net unrealized appreciation of futures contracts	$(1,636)	$1,504

Derivatives Generally–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2014* through June 30, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the period May 1, 2014* through June 30, 2014.

	Asset Derivative Volume	Liability Derivative Volume
Futures contracts (average notional value)	$24,923	$15,833

* Date of commencement of operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP VIP Mid Cap RPM Portfolio–9

LVIP VIP Mid Cap RPM Portfolio Other Fund Information (unaudited)

On June 10 and 11, 2013, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) met to consider, among other things, the organization and offering of the LVIP VIP Mid Cap RPM Portfolio (the “Fund”), including the investment management agreement (the “Advisory Agreement”) between LVIP and Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser. The Fund will, under normal market conditions, invest approximately 90-100% of its assets into a single underlying fund, the Fidelity VIP Mid Cap Portfolio. The remaining 0-10% will be used to implement a risk portfolio management (“RPM”) volatility strategy utilized in other Lincoln RPM funds whereby LIAC would actively manage risk primarily through investment in exchange-traded futures contracts designed to manage the Fund’s risk level on an ongoing basis. The percentage allocated to the RPM strategy may increase up to 20% of total assets in more volatile market environments.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“LNL”) prior to the meeting. In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and LNL provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, information comparing the investment performance of the underlying funds, advisory fees and total expenses of the Fund to other funds, information about the estimated profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustee, Trust officers and LNL and LIAC employees to consider the approval of the Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendations to the Board of Trustees. Based upon their review, the Independent Trustees concluded that it was in the best interests of the Fund that the Advisory Agreement be approved and accordingly, recommended to the Board of Trustees the approval of the Advisory Agreement for the Fund.

In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis. The Board did not allot a particular weight to any one factor or group of factors.

Advisory Agreement

Nature, Quality and Extent of Services. In considering the approval of the Advisory Agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust (“Funds”). The Board reviewed the services proposed to be provided by LIAC in serving as investment adviser, including the background of the personnel providing the investment management services and compliance staff. The Board considered that LIAC would be responsible for overseeing the investment into the underlying fund and the RPM strategy described above.

The Board also considered that LNL would provide administrative services for the Fund as it does for the existing funds of LVIP under a separate administration agreement and that certain personnel of LNL would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Profitability and Economies of Scale. The Board also reviewed the estimated pro forma profitability analysis to LIAC and LNL with respect to the Fund and considered information on the proposed revenues to be received by LIAC under the Advisory Agreement and the estimated direct and indirect allocated costs. The Board reviewed the Fund’s proposed net expense ratios as compared to their Morningstar Peer Group medians. However, the Board did not rely solely on the comparison to the peer group. The Board concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of investors in the Fund. However, because the Fund was not yet in operation and had no assets, the Board determined to consider economies of scale in the future after the Fund had commenced operations.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board reviewed materials provided by LIAC and Lincoln as to any such benefits. Lincoln Insurance Companies receive and retain 12b-1 fees which are paid by the Fund through Lincoln Financial Distributors, Inc. (“LFD”), which is the principal underwriter and distributor for the Fund. Lincoln Life serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from Lincoln Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders. LIAC and its affiliates may benefit from economies of scale with the Fund when it bargains together with the Fund for certain services. Initial premiums received by Lincoln Insurance Companies will be credited with interest until the policy is issued and the premium allocated to the Fund, and subsequently received premiums will be allocated to the Fund as received.

Management Fee. The Board considered management’s representation that the proposed investment management fee was set at a level below the median of the peer group selected by LIAC for the Fund. The Board also considered that LIAC had proposed to contractually waive 0.64% of the 0.69% advisory fee for the Fund. The advisory fee waiver is through April 30, 2015, although it may be amended upon the agreement of

LVIP VIP Mid Cap RPM Portfolio–10

LVIP VIP Mid Cap RPM Portfolio Other Fund Information (continued) Advisory Agreement (continued)

LIAC and the Trust. The Board also considered that LIAC had proposed to implement an operating expense limitation excluding acquired fund fees and expenses of 0.10% for the standard class of the Fund through April 30, 2015. The Board concluded that the Fund’s proposed management fee, in light of the expense limitation and advisory fee waiver, was reasonable, in light of the nature, quality and extent of services expected to be provided by LIAC.

Overall Conclusion

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Advisory Agreement for the Fund was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454- 6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP VIP Mid Cap RPM Portfolio–11

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Lincoln Variable Insurance Products Trust

By (Signature and Title)* /s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date        August 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date        August 12, 2014

By (Signature and Title)* /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date        8/19/14

*	Print the name and title of each signing officer under his or her signature.